 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4008

 Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Canada Fund - Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016 Class A, Class T, Class B and Class C are classes of Fidelity® Canada Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Canada	94.1%
United States of America*	3.0%
United Kingdom	0.9%
Bailiwick of Jersey	0.8%
France	0.4%
Israel	0.3%
Ireland	0.3%
Netherlands	0.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Canada	94.4%
United States of America*	3.3%
United Kingdom	0.9%
Bailiwick of Jersey	0.7%
Israel	0.3%
Sweden	0.3%
Ireland	0.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	97.8
Short-Term Investments and Net Other Assets (Liabilities)	2.0	2.2

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	10.0	8.9
The Toronto-Dominion Bank (Banks)	9.2	8.3
Canadian National Railway Co. (Road & Rail)	5.5	6.1
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.1	5.7
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3.4	4.4
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	3.3	3.8
TELUS Corp. (Diversified Telecommunication Services)	3.0	3.9
Sun Life Financial, Inc. (Insurance)	2.9	4.1
Power Corp. of Canada (sub. vtg.) (Insurance)	2.6	2.2
Bank of Nova Scotia (Banks)	2.3	1.6
	47.3

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.3	33.1
Energy	20.9	20.7
Materials	13.8	10.2
Consumer Staples	8.3	8.7
Industrials	7.2	8.2
Telecommunication Services	6.5	7.7
Information Technology	3.8	3.3
Consumer Discretionary	3.1	2.6
Health Care	0.7	3.0
Utilities	0.4	0.3

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.5%
Magna International, Inc. Class A (sub. vtg.)	147,200	$6,182,705
Hotels, Restaurants & Leisure - 0.2%
Cara Operations Ltd.	106,400	2,752,645
Media - 1.4%
Corus Entertainment, Inc. Class B (non-vtg.)	501,600	5,001,208
DHX Media Ltd.	773,000	4,713,039
Quebecor, Inc. Class B (sub. vtg.)	331,500	8,866,773
		18,581,020
Specialty Retail - 0.3%
AutoCanada, Inc. (a)	204,700	3,349,399
Textiles, Apparel & Luxury Goods - 0.7%
Gildan Activewear, Inc.	298,790	9,280,184

TOTAL CONSUMER DISCRETIONARY		40,145,953

CONSUMER STAPLES - 8.3%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	60,600	5,795,178
Food & Staples Retailing - 6.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	540,800	23,706,065
George Weston Ltd.	333,900	28,975,079
Jean Coutu Group, Inc. Class A (sub. vtg.)	496,900	7,556,270
Metro, Inc. Class A (sub. vtg.)	471,795	15,789,170
North West Co., Inc.	507,200	11,274,255
		87,300,839
Food Products - 0.3%
AGT Food & Ingredients, Inc.	121,700	3,934,129
Personal Products - 0.2%
Edgewell Personal Care Co. (b)	38,900	3,192,523
Tobacco - 0.5%
Imperial Tobacco Group PLC	109,910	5,971,725

TOTAL CONSUMER STAPLES		106,194,394

ENERGY - 20.9%
Energy Equipment & Services - 1.4%
Canadian Energy Services & Technology Corp.	1,930,100	5,891,674
Pason Systems, Inc.	390,300	5,673,924
ZCL Composites, Inc.	968,300	6,359,123
		17,924,721
Oil, Gas & Consumable Fuels - 19.5%
ARC Resources Ltd. (a)	748,000	12,620,674
Canadian Natural Resources Ltd.	724,198	21,748,450
Cenovus Energy, Inc.	1,329,400	21,074,174
Enbridge, Inc.	1,057,200	43,915,887
Imperial Oil Ltd.	637,700	21,148,240
Keyera Corp. (a)	239,704	7,720,123
Painted Pony Petroleum Ltd. (b)	825,000	3,892,564
Paramount Resources Ltd. Class A (a)(b)	385,100	2,802,234
Parkland Fuel Corp.	341,700	6,517,001
Peyto Exploration & Development Corp.	385,600	9,843,602
PrairieSky Royalty Ltd.	601,629	12,668,397
Raging River Exploration, Inc. (b)	821,400	6,657,877
Spartan Energy Corp. (b)	2,605,300	5,959,362
Suncor Energy, Inc.	2,250,000	66,045,668
Whitecap Resources, Inc.	1,051,500	7,886,040
		250,500,293

TOTAL ENERGY		268,425,014

FINANCIALS - 33.3%
Banks - 21.5%
Bank of Nova Scotia	559,100	29,320,778
Royal Bank of Canada	2,075,800	128,912,361
The Toronto-Dominion Bank	2,643,500	117,669,144
		275,902,283
Capital Markets - 1.0%
Amundi SA	103,800	4,776,830
Ashmore Group PLC (a)	1,186,200	5,322,707
Uranium Participation Corp. (b)	624,800	2,300,611
		12,400,148
Insurance - 9.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,600	15,865,147
Intact Financial Corp.	295,625	21,876,768
Manulife Financial Corp.	724,500	10,682,434
Power Corp. of Canada (sub. vtg.)	1,347,500	32,745,098
Sun Life Financial, Inc.	1,099,400	37,502,447
		118,671,894
Real Estate Investment Trusts - 1.6%
Allied Properties (REIT)	382,300	10,770,945
H&R REIT/H&R Finance Trust	604,700	10,564,297
		21,335,242

TOTAL FINANCIALS		428,309,567

HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	82,400	4,486,680
Valeant Pharmaceuticals International, Inc. (Canada) (b)	148,921	4,968,004
		9,454,684
INDUSTRIALS - 7.2%
Airlines - 0.5%
WestJet Airlines Ltd.	361,700	6,053,798
Professional Services - 0.6%
Stantec, Inc.	282,200	7,233,245
Stantec, Inc. ADR	52,700	1,342,806
		8,576,051
Road & Rail - 6.1%
Canadian National Railway Co.	1,146,800	70,615,899
TransForce, Inc.	415,100	7,834,198
		78,450,097

TOTAL INDUSTRIALS		93,079,946

INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment & Components - 0.2%
Avigilon Corp. (a)(b)	213,600	2,744,267
IT Services - 1.4%
CGI Group, Inc. Class A (sub. vtg.) (b)	396,300	18,104,659
Software - 2.2%
Constellation Software, Inc.	35,500	13,873,492
Open Text Corp.	257,814	14,434,872
		28,308,364

TOTAL INFORMATION TECHNOLOGY		49,157,290

MATERIALS - 13.8%
Chemicals - 2.2%
Agrium, Inc.	213,900	18,432,189
LyondellBasell Industries NV Class A	28,800	2,380,896
Monsanto Co.	39,100	3,662,888
Potash Corp. of Saskatchewan, Inc.	203,600	3,602,391
		28,078,364
Construction Materials - 0.3%
CRH PLC	139,700	4,065,676
Containers & Packaging - 1.2%
CCL Industries, Inc. Class B	62,600	11,462,780
Winpak Ltd.	113,500	3,916,008
		15,378,788
Metals & Mining - 9.5%
Agnico Eagle Mines Ltd. (Canada)	418,700	19,792,059
Continental Gold, Inc. (b)	1,142,500	2,522,296
Franco-Nevada Corp.	83,300	5,848,992
Goldcorp, Inc.	1,301,500	26,222,938
Labrador Iron Ore Royalty Corp. (a)	368,800	4,320,842
Lundin Mining Corp. (b)	2,504,500	9,840,747
Randgold Resources Ltd.	102,964	10,284,896
Silver Wheaton Corp.	853,200	17,877,284
Tahoe Resources, Inc.	759,900	10,731,990
Teck Resources Ltd. Class B (sub. vtg.)	654,800	8,016,042
Torex Gold Resources, Inc. (b)	3,556,100	6,320,318
		121,778,404
Paper & Forest Products - 0.6%
Stella-Jones, Inc.	109,300	4,178,785
Western Forest Products, Inc.	1,809,500	3,244,899
		7,423,684

TOTAL MATERIALS		176,724,916

TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 3.2%
Manitoba Telecom Services, Inc.	96,500	2,525,751
TELUS Corp.	1,216,300	38,562,536
		41,088,287
Wireless Telecommunication Services - 3.3%
Rogers Communications, Inc. Class B (non-vtg.)	1,099,400	42,759,799

TOTAL TELECOMMUNICATION SERVICES		83,848,086

UTILITIES - 0.4%
Electric Utilities - 0.4%
Hydro One Ltd.	244,600	4,592,951
TOTAL COMMON STOCKS
(Cost $1,011,771,553)		1,259,932,801

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.38% (c)	20,320,612	20,320,612
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	10,341,617	10,341,617
TOTAL MONEY MARKET FUNDS
(Cost $30,662,229)		30,662,229
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $1,042,433,782)		1,290,595,030
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,985,358)
NET ASSETS - 100%		$1,285,609,672

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,503
Fidelity Securities Lending Cash Central Fund	952,909
Total	$996,412

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$40,145,953	$40,145,953	$--	$--
Consumer Staples	106,194,394	106,194,394	--	--
Energy	268,425,014	268,425,014	--	--
Financials	428,309,567	428,309,567	--	--
Health Care	9,454,684	9,454,684	--	--
Industrials	93,079,946	93,079,946	--	--
Information Technology	49,157,290	49,157,290	--	--
Materials	176,724,916	162,374,344	14,350,572	--
Telecommunication Services	83,848,086	83,848,086	--	--
Utilities	4,592,951	4,592,951	--	--
Money Market Funds	30,662,229	30,662,229	--	--
Total Investments in Securities:	$1,290,595,030	$1,276,244,458	$14,350,572	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,857,677) — See accompanying schedule: Unaffiliated issuers (cost $1,011,771,553)	$1,259,932,801
Fidelity Central Funds (cost $30,662,229)	30,662,229
Total Investments (cost $1,042,433,782)		$1,290,595,030
Foreign currency held at value (cost $40,845)		40,845
Receivable for investments sold		14,117,371
Receivable for fund shares sold		683,671
Dividends receivable		2,510,752
Distributions receivable from Fidelity Central Funds		195,666
Prepaid expenses		1,745
Other receivables		3,103
Total assets		1,308,148,183
Liabilities
Payable for investments purchased	$7,933,946
Payable for fund shares redeemed	3,028,172
Accrued management fee	878,006
Distribution and service plan fees payable	32,252
Other affiliated payables	283,687
Other payables and accrued expenses	40,831
Collateral on securities loaned, at value	10,341,617
Total liabilities		22,538,511
Net Assets		$1,285,609,672
Net Assets consist of:
Paid in capital		$1,082,592,424
Undistributed net investment income		5,545,722
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,751,002)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		248,222,528
Net Assets		$1,285,609,672
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($47,435,581 ÷ 993,715 shares)		$47.74
Maximum offering price per share (100/94.25 of $47.74)		$50.65
Class T:
Net Asset Value and redemption price per share ($11,413,979 ÷ 240,120 shares)		$47.53
Maximum offering price per share (100/96.50 of $47.53)		$49.25
Class B:
Net Asset Value and offering price per share ($2,218,869 ÷ 47,287 shares)(a)		$46.92
Class C:
Net Asset Value and offering price per share ($19,909,120 ÷ 426,363 shares)(a)		$46.70
Canada:
Net Asset Value, offering price and redemption price per share ($1,195,964,152 ÷ 24,956,980 shares)		$47.92
Class I:
Net Asset Value, offering price and redemption price per share ($8,667,971 ÷ 181,174 shares)		$47.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$17,965,445
Interest		40
Income from Fidelity Central Funds (including $952,909 from security lending)		996,412
Income before foreign taxes withheld		18,961,897
Less foreign taxes withheld		(2,585,887)
Total income		16,376,010
Expenses
Management fee
Basic fee	$4,221,805
Performance adjustment	1,593,391
Transfer agent fees	1,437,412
Distribution and service plan fees	189,908
Accounting and security lending fees	281,330
Custodian fees and expenses	11,972
Independent trustees' compensation	2,724
Registration fees	66,487
Audit	39,975
Legal	2,162
Miscellaneous	4,401
Total expenses before reductions	7,851,567
Expense reductions	(9,373)	7,842,194
Net investment income (loss)		8,533,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,078,868)
Foreign currency transactions	(188,472)
Total net realized gain (loss)		(38,267,340)
Change in net unrealized appreciation (depreciation) on: Investment securities	98,783,700
Assets and liabilities in foreign currencies	77,536
Total change in net unrealized appreciation (depreciation)		98,861,236
Net gain (loss)		60,593,896
Net increase (decrease) in net assets resulting from operations		$69,127,712

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,533,816	$20,629,341
Net realized gain (loss)	(38,267,340)	(6,996,196)
Change in net unrealized appreciation (depreciation)	98,861,236	(283,157,405)
Net increase (decrease) in net assets resulting from operations	69,127,712	(269,524,260)
Distributions to shareholders from net investment income	(17,462,078)	(24,029,674)
Distributions to shareholders from net realized gain	(1,771,774)	(262,730,704)
Total distributions	(19,233,852)	(286,760,378)
Share transactions - net increase (decrease)	(154,046,279)	(304,156,881)
Redemption fees	34,509	128,345
Total increase (decrease) in net assets	(104,117,910)	(860,313,174)
Net Assets
Beginning of period	1,389,727,582	2,250,040,756
End of period (including undistributed net investment income of $5,545,722 and undistributed net investment income of $14,473,984, respectively)	$1,285,609,672	$1,389,727,582

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.25	$60.56	$57.31	$53.65	$52.20	$53.81
Income from Investment Operations
Net investment income (loss)A	.24	.45	.47	.60	.57	.34
Net realized and unrealized gain (loss)	2.73	(8.04)	3.13	3.63	1.50	(1.17)
Total from investment operations	2.97	(7.59)	3.60	4.23	2.07	(.83)
Distributions from net investment income	(.42)	(.50)	(.03)	(.57)	(.33)	(.35)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.48)	(7.72)	(.35)	(.57)	(.62)	(.79)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.74	$45.25	$60.56	$57.31	$53.65	$52.20
Total ReturnC,D,E	6.66%	(14.32)%	6.32%	7.98%	4.04%	(1.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.43%	1.29%	1.19%	1.08%	1.12%
Expenses net of fee waivers, if any	1.57%H	1.43%	1.29%	1.19%	1.08%	1.12%
Expenses net of all reductions	1.57%H	1.43%	1.29%	1.18%	1.08%	1.12%
Net investment income (loss)	1.14%H	.90%	.79%	1.11%	1.11%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$47,436	$58,286	$95,004	$116,661	$159,597	$215,369
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$44.99	$60.22	$57.14	$53.48	$52.01	$53.64
Income from Investment Operations
Net investment income (loss)A	.18	.29	.29	.45	.43	.17
Net realized and unrealized gain (loss)	2.71	(8.00)	3.11	3.63	1.49	(1.16)
Total from investment operations	2.89	(7.71)	3.40	4.08	1.92	(.99)
Distributions from net investment income	(.29)	(.30)	–	(.42)	(.16)	(.21)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.35)	(7.52)	(.32)	(.42)	(.45)	(.65)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.53	$44.99	$60.22	$57.14	$53.48	$52.01
Total ReturnC,D,E	6.49%	(14.58)%	5.99%	7.69%	3.74%	(1.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.85%H	1.75%	1.59%	1.47%	1.36%	1.42%
Expenses net of fee waivers, if any	1.85%H	1.75%	1.59%	1.47%	1.36%	1.42%
Expenses net of all reductions	1.85%H	1.75%	1.59%	1.46%	1.36%	1.42%
Net investment income (loss)	.86%H	.58%	.48%	.83%	.83%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$11,414	$12,820	$21,989	$23,751	$29,626	$34,323
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$44.22	$59.27	$56.53	$52.89	$51.37	$53.03
Income from Investment Operations
Net investment income (loss)A	.08	.05	(.01)	.18	.17	(.11)
Net realized and unrealized gain (loss)	2.68	(7.88)	3.07	3.60	1.49	(1.14)
Total from investment operations	2.76	(7.83)	3.06	3.78	1.66	(1.25)
Distributions from net investment income	–	–	–	(.14)	–	(.01)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.14)	(.41)
Total distributions	(.06)	(7.22)	(.32)	(.14)	(.14)	(.42)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$46.92	$44.22	$59.27	$56.53	$52.89	$51.37
Total ReturnC,D,E	6.25%	(14.99)%	5.45%	7.17%	3.25%	(2.41)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.33%H	2.22%	2.09%	1.96%	1.85%	1.91%
Expenses net of fee waivers, if any	2.33%H	2.22%	2.09%	1.96%	1.85%	1.91%
Expenses net of all reductions	2.33%H	2.22%	2.09%	1.95%	1.85%	1.91%
Net investment income (loss)	.38%H	.11%	(.01)%	.34%	.34%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,219	$2,678	$6,290	$7,737	$9,804	$11,866
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$44.02	$59.04	$56.27	$52.61	$51.19	$52.87
Income from Investment Operations
Net investment income (loss)A	.09	.07	.02	.20	.19	(.08)
Net realized and unrealized gain (loss)	2.67	(7.85)	3.07	3.58	1.46	(1.14)
Total from investment operations	2.76	(7.78)	3.09	3.78	1.65	(1.22)
Distributions from net investment income	(.02)	(.02)	–	(.12)	–	(.03)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.23)	(.44)
Total distributions	(.08)	(7.24)	(.32)	(.12)	(.23)	(.47)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$46.70	$44.02	$59.04	$56.27	$52.61	$51.19
Total ReturnC,D,E	6.28%	(14.96)%	5.53%	7.21%	3.26%	(2.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.30%H	2.19%	2.03%	1.93%	1.82%	1.86%
Expenses net of fee waivers, if any	2.30%H	2.19%	2.03%	1.92%	1.82%	1.86%
Expenses net of all reductions	2.29%H	2.18%	2.03%	1.92%	1.82%	1.86%
Net investment income (loss)	.41%H	.14%	.04%	.37%	.37%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$19,909	$21,610	$38,749	$46,040	$66,500	$87,990
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.55	$60.95	$57.72	$54.05	$52.59	$54.14
Income from Investment Operations
Net investment income (loss)A	.31	.60	.66	.77	.73	.52
Net realized and unrealized gain (loss)	2.73	(8.09)	3.13	3.66	1.51	(1.18)
Total from investment operations	3.04	(7.49)	3.79	4.43	2.24	(.66)
Distributions from net investment income	(.61)	(.69)	(.24)	(.76)	(.49)	(.46)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.67)	(7.91)	(.56)	(.76)	(.78)	(.90)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.92	$45.55	$60.95	$57.72	$54.05	$52.59
Total ReturnC,D	6.83%	(14.08)%	6.64%	8.32%	4.36%	(1.33)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.26%G	1.15%	.98%	.87%	.77%	.82%
Expenses net of fee waivers, if any	1.26%G	1.15%	.98%	.87%	.77%	.82%
Expenses net of all reductions	1.26%G	1.14%	.98%	.86%	.77%	.82%
Net investment income (loss)	1.45%G	1.18%	1.09%	1.42%	1.42%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,195,964	$1,279,488	$2,057,843	$2,262,380	$2,992,597	$3,778,765
Portfolio turnover rateH	37%G	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.44	$60.80	$57.57	$53.91	$52.44	$54.02
Income from Investment Operations
Net investment income (loss)A	.32	.61	.65	.78	.74	.51
Net realized and unrealized gain (loss)	2.73	(8.07)	3.12	3.64	1.50	(1.18)
Total from investment operations	3.05	(7.46)	3.77	4.42	2.24	(.67)
Distributions from net investment income	(.59)	(.68)	(.22)	(.76)	(.48)	(.48)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.65)	(7.90)	(.54)	(.76)	(.77)	(.92)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.84	$45.44	$60.80	$57.57	$53.91	$52.44
Total ReturnC,D	6.85%	(14.05)%	6.62%	8.34%	4.38%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.21%G	1.13%	1.00%	.86%	.76%	.82%
Expenses net of fee waivers, if any	1.21%G	1.12%	1.00%	.86%	.76%	.82%
Expenses net of all reductions	1.21%G	1.12%	1.00%	.85%	.76%	.82%
Net investment income (loss)	1.50%G	1.21%	1.08%	1.43%	1.42%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,668	$14,846	$30,165	$30,831	$59,245	$68,112
Portfolio turnover rateH	37%G	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$314,151,043
Gross unrealized depreciation	(74,008,231)
Net unrealized appreciation (depreciation) on securities	$240,142,812
Tax cost	$1,050,452,218

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $222,288,695 and $383,011,745, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .96% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$58,105	$–
Class T	.25%	.25%	27,541	–
Class B	.75%	.25%	11,113	8,335
Class C	.75%	.25%	93,149	2,665
			$189,908	$11,000

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,637
Class T	1,094
Class B(a)	1,397
Class C(a)	597
$5,725

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$67,198.29
Class T	17,829.32
Class B	3,332.30
Class C	25,128.27
Canada	1,314,704.23
Class I	9,221.18
	$1,437,412

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $294 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,071 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2,028 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,918 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,434.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$482,934	$783,478
Class T	79,315	106,245
Class C	8,502	12,920
Canada	16,735,044	22,800,214
Class I	156,283	326,817
Total	$17,462,078	$24,029,674
From net realized gain
Class A	$69,321	$11,358,847
Class T	16,639	2,548,483
Class B	3,460	742,098
Class C	28,339	4,664,328
Canada	1,638,014	239,967,215
Class I	16,001	3,449,733
Total	$1,771,774	$262,730,704

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	36,639	153,407	$1,582,358	$8,099,168
Reinvestment of distributions	11,425	200,582	496,287	10,552,616
Shares redeemed	(342,515)	(634,705)	(14,730,138)	(31,737,294)
Net increase (decrease)	(294,451)	(280,716)	$(12,651,493)	$(13,085,510)
Class T
Shares sold	9,827	21,812	$408,970	$1,102,045
Reinvestment of distributions	2,169	49,518	93,951	2,597,730
Shares redeemed	(56,853)	(151,491)	(2,357,721)	(7,597,599)
Net increase (decrease)	(44,857)	(80,161)	$(1,854,800)	$(3,897,824)
Class B
Shares sold	499	1,663	$21,790	$85,823
Reinvestment of distributions	68	12,380	2,895	641,184
Shares redeemed	(13,828)	(59,611)	(579,039)	(2,906,257)
Net increase (decrease)	(13,261)	(45,568)	$(554,354)	$(2,179,250)
Class C
Shares sold	24,743	42,631	$1,052,682	$2,146,853
Reinvestment of distributions	731	75,003	31,141	3,864,885
Shares redeemed	(90,006)	(283,087)	(3,720,124)	(13,692,762)
Net increase (decrease)	(64,532)	(165,453)	$(2,636,301)	$(7,681,024)
Canada
Shares sold	779,017	1,250,697	$33,585,544	$63,450,179
Reinvestment of distributions	388,588	4,716,591	16,926,879	249,177,482
Shares redeemed	(4,297,518)	(11,643,757)	(180,976,780)	(581,614,067)
Net increase (decrease)	(3,129,913)	(5,676,469)	$(130,464,357)	$(268,986,406)
Class I
Shares sold	70,963	66,679	$2,977,708	$3,430,310
Reinvestment of distributions	2,849	49,883	123,890	2,628,352
Shares redeemed	(219,360)	(285,976)	(8,986,572)	(14,385,529)
Net increase (decrease)	(145,548)	(169,414)	$(5,884,974)	$(8,326,867)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.57%
Actual		$1,000.00	$1,066.60	$8.07
Hypothetical-C		$1,000.00	$1,017.06	$7.87
Class T	1.85%
Actual		$1,000.00	$1,064.90	$9.50
Hypothetical-C		$1,000.00	$1,015.66	$9.27
Class B	2.33%
Actual		$1,000.00	$1,062.50	$11.95
Hypothetical-C		$1,000.00	$1,013.28	$11.66
Class C	2.30%
Actual		$1,000.00	$1,062.80	$11.80
Hypothetical-C		$1,000.00	$1,013.43	$11.51
Canada	1.26%
Actual		$1,000.00	$1,068.30	$6.48
Hypothetical-C		$1,000.00	$1,018.60	$6.32
Class I	1.21%
Actual		$1,000.00	$1,068.50	$6.22
Hypothetical-C		$1,000.00	$1,018.85	$6.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ACAN-SANN-0616
1.843168.108

Fidelity Advisor® Canada Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Canada Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Canada	94.1%
United States of America*	3.0%
United Kingdom	0.9%
Bailiwick of Jersey	0.8%
France	0.4%
Israel	0.3%
Ireland	0.3%
Netherlands	0.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Canada	94.4%
United States of America*	3.3%
United Kingdom	0.9%
Bailiwick of Jersey	0.7%
Israel	0.3%
Sweden	0.3%
Ireland	0.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	97.8
Short-Term Investments and Net Other Assets (Liabilities)	2.0	2.2

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	10.0	8.9
The Toronto-Dominion Bank (Banks)	9.2	8.3
Canadian National Railway Co. (Road & Rail)	5.5	6.1
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.1	5.7
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3.4	4.4
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	3.3	3.8
TELUS Corp. (Diversified Telecommunication Services)	3.0	3.9
Sun Life Financial, Inc. (Insurance)	2.9	4.1
Power Corp. of Canada (sub. vtg.) (Insurance)	2.6	2.2
Bank of Nova Scotia (Banks)	2.3	1.6
	47.3

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.3	33.1
Energy	20.9	20.7
Materials	13.8	10.2
Consumer Staples	8.3	8.7
Industrials	7.2	8.2
Telecommunication Services	6.5	7.7
Information Technology	3.8	3.3
Consumer Discretionary	3.1	2.6
Health Care	0.7	3.0
Utilities	0.4	0.3

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.5%
Magna International, Inc. Class A (sub. vtg.)	147,200	$6,182,705
Hotels, Restaurants & Leisure - 0.2%
Cara Operations Ltd.	106,400	2,752,645
Media - 1.4%
Corus Entertainment, Inc. Class B (non-vtg.)	501,600	5,001,208
DHX Media Ltd.	773,000	4,713,039
Quebecor, Inc. Class B (sub. vtg.)	331,500	8,866,773
		18,581,020
Specialty Retail - 0.3%
AutoCanada, Inc. (a)	204,700	3,349,399
Textiles, Apparel & Luxury Goods - 0.7%
Gildan Activewear, Inc.	298,790	9,280,184

TOTAL CONSUMER DISCRETIONARY		40,145,953

CONSUMER STAPLES - 8.3%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	60,600	5,795,178
Food & Staples Retailing - 6.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	540,800	23,706,065
George Weston Ltd.	333,900	28,975,079
Jean Coutu Group, Inc. Class A (sub. vtg.)	496,900	7,556,270
Metro, Inc. Class A (sub. vtg.)	471,795	15,789,170
North West Co., Inc.	507,200	11,274,255
		87,300,839
Food Products - 0.3%
AGT Food & Ingredients, Inc.	121,700	3,934,129
Personal Products - 0.2%
Edgewell Personal Care Co. (b)	38,900	3,192,523
Tobacco - 0.5%
Imperial Tobacco Group PLC	109,910	5,971,725

TOTAL CONSUMER STAPLES		106,194,394

ENERGY - 20.9%
Energy Equipment & Services - 1.4%
Canadian Energy Services & Technology Corp.	1,930,100	5,891,674
Pason Systems, Inc.	390,300	5,673,924
ZCL Composites, Inc.	968,300	6,359,123
		17,924,721
Oil, Gas & Consumable Fuels - 19.5%
ARC Resources Ltd. (a)	748,000	12,620,674
Canadian Natural Resources Ltd.	724,198	21,748,450
Cenovus Energy, Inc.	1,329,400	21,074,174
Enbridge, Inc.	1,057,200	43,915,887
Imperial Oil Ltd.	637,700	21,148,240
Keyera Corp. (a)	239,704	7,720,123
Painted Pony Petroleum Ltd. (b)	825,000	3,892,564
Paramount Resources Ltd. Class A (a)(b)	385,100	2,802,234
Parkland Fuel Corp.	341,700	6,517,001
Peyto Exploration & Development Corp.	385,600	9,843,602
PrairieSky Royalty Ltd.	601,629	12,668,397
Raging River Exploration, Inc. (b)	821,400	6,657,877
Spartan Energy Corp. (b)	2,605,300	5,959,362
Suncor Energy, Inc.	2,250,000	66,045,668
Whitecap Resources, Inc.	1,051,500	7,886,040
		250,500,293

TOTAL ENERGY		268,425,014

FINANCIALS - 33.3%
Banks - 21.5%
Bank of Nova Scotia	559,100	29,320,778
Royal Bank of Canada	2,075,800	128,912,361
The Toronto-Dominion Bank	2,643,500	117,669,144
		275,902,283
Capital Markets - 1.0%
Amundi SA	103,800	4,776,830
Ashmore Group PLC (a)	1,186,200	5,322,707
Uranium Participation Corp. (b)	624,800	2,300,611
		12,400,148
Insurance - 9.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,600	15,865,147
Intact Financial Corp.	295,625	21,876,768
Manulife Financial Corp.	724,500	10,682,434
Power Corp. of Canada (sub. vtg.)	1,347,500	32,745,098
Sun Life Financial, Inc.	1,099,400	37,502,447
		118,671,894
Real Estate Investment Trusts - 1.6%
Allied Properties (REIT)	382,300	10,770,945
H&R REIT/H&R Finance Trust	604,700	10,564,297
		21,335,242

TOTAL FINANCIALS		428,309,567

HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	82,400	4,486,680
Valeant Pharmaceuticals International, Inc. (Canada) (b)	148,921	4,968,004
		9,454,684
INDUSTRIALS - 7.2%
Airlines - 0.5%
WestJet Airlines Ltd.	361,700	6,053,798
Professional Services - 0.6%
Stantec, Inc.	282,200	7,233,245
Stantec, Inc. ADR	52,700	1,342,806
		8,576,051
Road & Rail - 6.1%
Canadian National Railway Co.	1,146,800	70,615,899
TransForce, Inc.	415,100	7,834,198
		78,450,097

TOTAL INDUSTRIALS		93,079,946

INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment & Components - 0.2%
Avigilon Corp. (a)(b)	213,600	2,744,267
IT Services - 1.4%
CGI Group, Inc. Class A (sub. vtg.) (b)	396,300	18,104,659
Software - 2.2%
Constellation Software, Inc.	35,500	13,873,492
Open Text Corp.	257,814	14,434,872
		28,308,364

TOTAL INFORMATION TECHNOLOGY		49,157,290

MATERIALS - 13.8%
Chemicals - 2.2%
Agrium, Inc.	213,900	18,432,189
LyondellBasell Industries NV Class A	28,800	2,380,896
Monsanto Co.	39,100	3,662,888
Potash Corp. of Saskatchewan, Inc.	203,600	3,602,391
		28,078,364
Construction Materials - 0.3%
CRH PLC	139,700	4,065,676
Containers & Packaging - 1.2%
CCL Industries, Inc. Class B	62,600	11,462,780
Winpak Ltd.	113,500	3,916,008
		15,378,788
Metals & Mining - 9.5%
Agnico Eagle Mines Ltd. (Canada)	418,700	19,792,059
Continental Gold, Inc. (b)	1,142,500	2,522,296
Franco-Nevada Corp.	83,300	5,848,992
Goldcorp, Inc.	1,301,500	26,222,938
Labrador Iron Ore Royalty Corp. (a)	368,800	4,320,842
Lundin Mining Corp. (b)	2,504,500	9,840,747
Randgold Resources Ltd.	102,964	10,284,896
Silver Wheaton Corp.	853,200	17,877,284
Tahoe Resources, Inc.	759,900	10,731,990
Teck Resources Ltd. Class B (sub. vtg.)	654,800	8,016,042
Torex Gold Resources, Inc. (b)	3,556,100	6,320,318
		121,778,404
Paper & Forest Products - 0.6%
Stella-Jones, Inc.	109,300	4,178,785
Western Forest Products, Inc.	1,809,500	3,244,899
		7,423,684

TOTAL MATERIALS		176,724,916

TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 3.2%
Manitoba Telecom Services, Inc.	96,500	2,525,751
TELUS Corp.	1,216,300	38,562,536
		41,088,287
Wireless Telecommunication Services - 3.3%
Rogers Communications, Inc. Class B (non-vtg.)	1,099,400	42,759,799

TOTAL TELECOMMUNICATION SERVICES		83,848,086

UTILITIES - 0.4%
Electric Utilities - 0.4%
Hydro One Ltd.	244,600	4,592,951
TOTAL COMMON STOCKS
(Cost $1,011,771,553)		1,259,932,801

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.38% (c)	20,320,612	20,320,612
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	10,341,617	10,341,617
TOTAL MONEY MARKET FUNDS
(Cost $30,662,229)		30,662,229
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $1,042,433,782)		1,290,595,030
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,985,358)
NET ASSETS - 100%		$1,285,609,672

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,503
Fidelity Securities Lending Cash Central Fund	952,909
Total	$996,412

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$40,145,953	$40,145,953	$--	$--
Consumer Staples	106,194,394	106,194,394	--	--
Energy	268,425,014	268,425,014	--	--
Financials	428,309,567	428,309,567	--	--
Health Care	9,454,684	9,454,684	--	--
Industrials	93,079,946	93,079,946	--	--
Information Technology	49,157,290	49,157,290	--	--
Materials	176,724,916	162,374,344	14,350,572	--
Telecommunication Services	83,848,086	83,848,086	--	--
Utilities	4,592,951	4,592,951	--	--
Money Market Funds	30,662,229	30,662,229	--	--
Total Investments in Securities:	$1,290,595,030	$1,276,244,458	$14,350,572	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,857,677) — See accompanying schedule: Unaffiliated issuers (cost $1,011,771,553)	$1,259,932,801
Fidelity Central Funds (cost $30,662,229)	30,662,229
Total Investments (cost $1,042,433,782)		$1,290,595,030
Foreign currency held at value (cost $40,845)		40,845
Receivable for investments sold		14,117,371
Receivable for fund shares sold		683,671
Dividends receivable		2,510,752
Distributions receivable from Fidelity Central Funds		195,666
Prepaid expenses		1,745
Other receivables		3,103
Total assets		1,308,148,183
Liabilities
Payable for investments purchased	$7,933,946
Payable for fund shares redeemed	3,028,172
Accrued management fee	878,006
Distribution and service plan fees payable	32,252
Other affiliated payables	283,687
Other payables and accrued expenses	40,831
Collateral on securities loaned, at value	10,341,617
Total liabilities		22,538,511
Net Assets		$1,285,609,672
Net Assets consist of:
Paid in capital		$1,082,592,424
Undistributed net investment income		5,545,722
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,751,002)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		248,222,528
Net Assets		$1,285,609,672
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($47,435,581 ÷ 993,715 shares)		$47.74
Maximum offering price per share (100/94.25 of $47.74)		$50.65
Class T:
Net Asset Value and redemption price per share ($11,413,979 ÷ 240,120 shares)		$47.53
Maximum offering price per share (100/96.50 of $47.53)		$49.25
Class B:
Net Asset Value and offering price per share ($2,218,869 ÷ 47,287 shares)(a)		$46.92
Class C:
Net Asset Value and offering price per share ($19,909,120 ÷ 426,363 shares)(a)		$46.70
Canada:
Net Asset Value, offering price and redemption price per share ($1,195,964,152 ÷ 24,956,980 shares)		$47.92
Class I:
Net Asset Value, offering price and redemption price per share ($8,667,971 ÷ 181,174 shares)		$47.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$17,965,445
Interest		40
Income from Fidelity Central Funds (including $952,909 from security lending)		996,412
Income before foreign taxes withheld		18,961,897
Less foreign taxes withheld		(2,585,887)
Total income		16,376,010
Expenses
Management fee
Basic fee	$4,221,805
Performance adjustment	1,593,391
Transfer agent fees	1,437,412
Distribution and service plan fees	189,908
Accounting and security lending fees	281,330
Custodian fees and expenses	11,972
Independent trustees' compensation	2,724
Registration fees	66,487
Audit	39,975
Legal	2,162
Miscellaneous	4,401
Total expenses before reductions	7,851,567
Expense reductions	(9,373)	7,842,194
Net investment income (loss)		8,533,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,078,868)
Foreign currency transactions	(188,472)
Total net realized gain (loss)		(38,267,340)
Change in net unrealized appreciation (depreciation) on: Investment securities	98,783,700
Assets and liabilities in foreign currencies	77,536
Total change in net unrealized appreciation (depreciation)		98,861,236
Net gain (loss)		60,593,896
Net increase (decrease) in net assets resulting from operations		$69,127,712

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,533,816	$20,629,341
Net realized gain (loss)	(38,267,340)	(6,996,196)
Change in net unrealized appreciation (depreciation)	98,861,236	(283,157,405)
Net increase (decrease) in net assets resulting from operations	69,127,712	(269,524,260)
Distributions to shareholders from net investment income	(17,462,078)	(24,029,674)
Distributions to shareholders from net realized gain	(1,771,774)	(262,730,704)
Total distributions	(19,233,852)	(286,760,378)
Share transactions - net increase (decrease)	(154,046,279)	(304,156,881)
Redemption fees	34,509	128,345
Total increase (decrease) in net assets	(104,117,910)	(860,313,174)
Net Assets
Beginning of period	1,389,727,582	2,250,040,756
End of period (including undistributed net investment income of $5,545,722 and undistributed net investment income of $14,473,984, respectively)	$1,285,609,672	$1,389,727,582

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.25	$60.56	$57.31	$53.65	$52.20	$53.81
Income from Investment Operations
Net investment income (loss)A	.24	.45	.47	.60	.57	.34
Net realized and unrealized gain (loss)	2.73	(8.04)	3.13	3.63	1.50	(1.17)
Total from investment operations	2.97	(7.59)	3.60	4.23	2.07	(.83)
Distributions from net investment income	(.42)	(.50)	(.03)	(.57)	(.33)	(.35)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.48)	(7.72)	(.35)	(.57)	(.62)	(.79)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.74	$45.25	$60.56	$57.31	$53.65	$52.20
Total ReturnC,D,E	6.66%	(14.32)%	6.32%	7.98%	4.04%	(1.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.43%	1.29%	1.19%	1.08%	1.12%
Expenses net of fee waivers, if any	1.57%H	1.43%	1.29%	1.19%	1.08%	1.12%
Expenses net of all reductions	1.57%H	1.43%	1.29%	1.18%	1.08%	1.12%
Net investment income (loss)	1.14%H	.90%	.79%	1.11%	1.11%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$47,436	$58,286	$95,004	$116,661	$159,597	$215,369
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$44.99	$60.22	$57.14	$53.48	$52.01	$53.64
Income from Investment Operations
Net investment income (loss)A	.18	.29	.29	.45	.43	.17
Net realized and unrealized gain (loss)	2.71	(8.00)	3.11	3.63	1.49	(1.16)
Total from investment operations	2.89	(7.71)	3.40	4.08	1.92	(.99)
Distributions from net investment income	(.29)	(.30)	–	(.42)	(.16)	(.21)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.35)	(7.52)	(.32)	(.42)	(.45)	(.65)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.53	$44.99	$60.22	$57.14	$53.48	$52.01
Total ReturnC,D,E	6.49%	(14.58)%	5.99%	7.69%	3.74%	(1.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.85%H	1.75%	1.59%	1.47%	1.36%	1.42%
Expenses net of fee waivers, if any	1.85%H	1.75%	1.59%	1.47%	1.36%	1.42%
Expenses net of all reductions	1.85%H	1.75%	1.59%	1.46%	1.36%	1.42%
Net investment income (loss)	.86%H	.58%	.48%	.83%	.83%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$11,414	$12,820	$21,989	$23,751	$29,626	$34,323
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$44.22	$59.27	$56.53	$52.89	$51.37	$53.03
Income from Investment Operations
Net investment income (loss)A	.08	.05	(.01)	.18	.17	(.11)
Net realized and unrealized gain (loss)	2.68	(7.88)	3.07	3.60	1.49	(1.14)
Total from investment operations	2.76	(7.83)	3.06	3.78	1.66	(1.25)
Distributions from net investment income	–	–	–	(.14)	–	(.01)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.14)	(.41)
Total distributions	(.06)	(7.22)	(.32)	(.14)	(.14)	(.42)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$46.92	$44.22	$59.27	$56.53	$52.89	$51.37
Total ReturnC,D,E	6.25%	(14.99)%	5.45%	7.17%	3.25%	(2.41)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.33%H	2.22%	2.09%	1.96%	1.85%	1.91%
Expenses net of fee waivers, if any	2.33%H	2.22%	2.09%	1.96%	1.85%	1.91%
Expenses net of all reductions	2.33%H	2.22%	2.09%	1.95%	1.85%	1.91%
Net investment income (loss)	.38%H	.11%	(.01)%	.34%	.34%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,219	$2,678	$6,290	$7,737	$9,804	$11,866
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$44.02	$59.04	$56.27	$52.61	$51.19	$52.87
Income from Investment Operations
Net investment income (loss)A	.09	.07	.02	.20	.19	(.08)
Net realized and unrealized gain (loss)	2.67	(7.85)	3.07	3.58	1.46	(1.14)
Total from investment operations	2.76	(7.78)	3.09	3.78	1.65	(1.22)
Distributions from net investment income	(.02)	(.02)	–	(.12)	–	(.03)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.23)	(.44)
Total distributions	(.08)	(7.24)	(.32)	(.12)	(.23)	(.47)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$46.70	$44.02	$59.04	$56.27	$52.61	$51.19
Total ReturnC,D,E	6.28%	(14.96)%	5.53%	7.21%	3.26%	(2.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.30%H	2.19%	2.03%	1.93%	1.82%	1.86%
Expenses net of fee waivers, if any	2.30%H	2.19%	2.03%	1.92%	1.82%	1.86%
Expenses net of all reductions	2.29%H	2.18%	2.03%	1.92%	1.82%	1.86%
Net investment income (loss)	.41%H	.14%	.04%	.37%	.37%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$19,909	$21,610	$38,749	$46,040	$66,500	$87,990
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.55	$60.95	$57.72	$54.05	$52.59	$54.14
Income from Investment Operations
Net investment income (loss)A	.31	.60	.66	.77	.73	.52
Net realized and unrealized gain (loss)	2.73	(8.09)	3.13	3.66	1.51	(1.18)
Total from investment operations	3.04	(7.49)	3.79	4.43	2.24	(.66)
Distributions from net investment income	(.61)	(.69)	(.24)	(.76)	(.49)	(.46)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.67)	(7.91)	(.56)	(.76)	(.78)	(.90)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.92	$45.55	$60.95	$57.72	$54.05	$52.59
Total ReturnC,D	6.83%	(14.08)%	6.64%	8.32%	4.36%	(1.33)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.26%G	1.15%	.98%	.87%	.77%	.82%
Expenses net of fee waivers, if any	1.26%G	1.15%	.98%	.87%	.77%	.82%
Expenses net of all reductions	1.26%G	1.14%	.98%	.86%	.77%	.82%
Net investment income (loss)	1.45%G	1.18%	1.09%	1.42%	1.42%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,195,964	$1,279,488	$2,057,843	$2,262,380	$2,992,597	$3,778,765
Portfolio turnover rateH	37%G	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.44	$60.80	$57.57	$53.91	$52.44	$54.02
Income from Investment Operations
Net investment income (loss)A	.32	.61	.65	.78	.74	.51
Net realized and unrealized gain (loss)	2.73	(8.07)	3.12	3.64	1.50	(1.18)
Total from investment operations	3.05	(7.46)	3.77	4.42	2.24	(.67)
Distributions from net investment income	(.59)	(.68)	(.22)	(.76)	(.48)	(.48)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.65)	(7.90)	(.54)	(.76)	(.77)	(.92)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.84	$45.44	$60.80	$57.57	$53.91	$52.44
Total ReturnC,D	6.85%	(14.05)%	6.62%	8.34%	4.38%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.21%G	1.13%	1.00%	.86%	.76%	.82%
Expenses net of fee waivers, if any	1.21%G	1.12%	1.00%	.86%	.76%	.82%
Expenses net of all reductions	1.21%G	1.12%	1.00%	.85%	.76%	.82%
Net investment income (loss)	1.50%G	1.21%	1.08%	1.43%	1.42%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,668	$14,846	$30,165	$30,831	$59,245	$68,112
Portfolio turnover rateH	37%G	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$314,151,043
Gross unrealized depreciation	(74,008,231)
Net unrealized appreciation (depreciation) on securities	$240,142,812
Tax cost	$1,050,452,218

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $222,288,695 and $383,011,745, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .96% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$58,105	$–
Class T	.25%	.25%	27,541	–
Class B	.75%	.25%	11,113	8,335
Class C	.75%	.25%	93,149	2,665
			$189,908	$11,000

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,637
Class T	1,094
Class B(a)	1,397
Class C(a)	597
$5,725

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$67,198.29
Class T	17,829.32
Class B	3,332.30
Class C	25,128.27
Canada	1,314,704.23
Class I	9,221.18
	$1,437,412

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $294 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,071 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2,028 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,918 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,434.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$482,934	$783,478
Class T	79,315	106,245
Class C	8,502	12,920
Canada	16,735,044	22,800,214
Class I	156,283	326,817
Total	$17,462,078	$24,029,674
From net realized gain
Class A	$69,321	$11,358,847
Class T	16,639	2,548,483
Class B	3,460	742,098
Class C	28,339	4,664,328
Canada	1,638,014	239,967,215
Class I	16,001	3,449,733
Total	$1,771,774	$262,730,704

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	36,639	153,407	$1,582,358	$8,099,168
Reinvestment of distributions	11,425	200,582	496,287	10,552,616
Shares redeemed	(342,515)	(634,705)	(14,730,138)	(31,737,294)
Net increase (decrease)	(294,451)	(280,716)	$(12,651,493)	$(13,085,510)
Class T
Shares sold	9,827	21,812	$408,970	$1,102,045
Reinvestment of distributions	2,169	49,518	93,951	2,597,730
Shares redeemed	(56,853)	(151,491)	(2,357,721)	(7,597,599)
Net increase (decrease)	(44,857)	(80,161)	$(1,854,800)	$(3,897,824)
Class B
Shares sold	499	1,663	$21,790	$85,823
Reinvestment of distributions	68	12,380	2,895	641,184
Shares redeemed	(13,828)	(59,611)	(579,039)	(2,906,257)
Net increase (decrease)	(13,261)	(45,568)	$(554,354)	$(2,179,250)
Class C
Shares sold	24,743	42,631	$1,052,682	$2,146,853
Reinvestment of distributions	731	75,003	31,141	3,864,885
Shares redeemed	(90,006)	(283,087)	(3,720,124)	(13,692,762)
Net increase (decrease)	(64,532)	(165,453)	$(2,636,301)	$(7,681,024)
Canada
Shares sold	779,017	1,250,697	$33,585,544	$63,450,179
Reinvestment of distributions	388,588	4,716,591	16,926,879	249,177,482
Shares redeemed	(4,297,518)	(11,643,757)	(180,976,780)	(581,614,067)
Net increase (decrease)	(3,129,913)	(5,676,469)	$(130,464,357)	$(268,986,406)
Class I
Shares sold	70,963	66,679	$2,977,708	$3,430,310
Reinvestment of distributions	2,849	49,883	123,890	2,628,352
Shares redeemed	(219,360)	(285,976)	(8,986,572)	(14,385,529)
Net increase (decrease)	(145,548)	(169,414)	$(5,884,974)	$(8,326,867)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.57%
Actual		$1,000.00	$1,066.60	$8.07
Hypothetical-C		$1,000.00	$1,017.06	$7.87
Class T	1.85%
Actual		$1,000.00	$1,064.90	$9.50
Hypothetical-C		$1,000.00	$1,015.66	$9.27
Class B	2.33%
Actual		$1,000.00	$1,062.50	$11.95
Hypothetical-C		$1,000.00	$1,013.28	$11.66
Class C	2.30%
Actual		$1,000.00	$1,062.80	$11.80
Hypothetical-C		$1,000.00	$1,013.43	$11.51
Canada	1.26%
Actual		$1,000.00	$1,068.30	$6.48
Hypothetical-C		$1,000.00	$1,018.60	$6.32
Class I	1.21%
Actual		$1,000.00	$1,068.50	$6.22
Hypothetical-C		$1,000.00	$1,018.85	$6.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ACANI-SANN-0616
1.843161.108

Fidelity Advisor® China Region Fund - Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016 Class A, Class T, Class B and Class C are classes of Fidelity® China Region Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
China	37.1%
Cayman Islands	26.7%
Taiwan	18.9%
Hong Kong	6.2%
United Kingdom	3.5%
Bermuda	3.3%
Netherlands	2.8%
British Virgin Islands	1.1%
United States of America*	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
China	49.0%
Cayman Islands	25.8%
Hong Kong	8.7%
Bermuda	5.0%
Taiwan	3.7%
Netherlands	3.0%
United Kingdom	1.7%
Bailiwick of Jersey	1.7%
United States of America*	1.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.6	98.6
Short-Term Investments and Net Other Assets (Liabilities)	0.4	1.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Internet Software & Services)	7.9	6.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	7.6	0.0
Alibaba Group Holding Ltd. sponsored ADR (Internet Software & Services)	2.7	0.6
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (Insurance)	2.7	2.8
China Construction Bank Corp. (H Shares) (Banks)	2.6	4.9
Kweichow Moutai Co. Ltd. (Beverages)	2.4	1.4
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	2.3	2.3
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	2.2	2.2
BBMG Corp. (H Shares) (Construction Materials)	2.1	1.8
China Pacific Insurance (Group) Co. Ltd. (H Shares) (Insurance)	2.0	2.3
	34.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.8	14.0
Financials	22.1	37.8
Consumer Discretionary	19.8	14.4
Industrials	9.8	12.9
Materials	5.6	6.7
Telecommunication Services	4.1	2.4
Consumer Staples	4.1	2.0
Health Care	3.3	5.5
Utilities	2.9	1.3
Energy	0.1	1.6

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.8%
Weifu High-Technology Co. Ltd. (B Shares)	4,257,836	$9,002,116
Automobiles - 2.2%
Chongqing Changan Automobile Co. Ltd. (B Shares)	13,112,941	22,686,340
Diversified Consumer Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR	297,200	11,638,352
TAL Education Group ADR (a)	51,000	2,950,860
		14,589,212
Hotels, Restaurants & Leisure - 3.2%
China CYTS Tours Holding Co. Ltd.	887,536	2,725,375
China International Travel Service Corp. Ltd. (A Shares)	753,281	5,121,899
Huangshan Tourism Development Co. Ltd.	5,899,876	12,377,940
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	13,520,000	5,550,538
Tuniu Corp. Class A sponsored ADR (a)(b)	742,800	7,895,964
		33,671,716
Household Durables - 4.2%
Haier Electronics Group Co. Ltd.	5,492,000	9,223,978
Nien Made Enterprise Co. Ltd.	800,000	6,290,437
Qingdao Haier Co. Ltd.	3,099,822	3,988,464
Sundart Holdings Ltd.	20,000,000	11,680,502
Techtronic Industries Co. Ltd.	3,582,500	13,429,610
		44,612,991
Internet & Catalog Retail - 2.3%
Ctrip.com International Ltd. ADR (a)	286,000	12,472,460
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	285,000	11,630,850
		24,103,310
Media - 0.3%
Poly Culture Group Corp. Ltd. (H Shares)	1,148,800	2,704,631
Multiline Retail - 0.0%
Lifestyle International Holdings Ltd.	339,000	561,562
Specialty Retail - 1.7%
Chow Tai Fook Jewellery Group Ltd.	16,335,200	11,354,113
Luk Fook Holdings International Ltd.	2,830,000	6,445,257
		17,799,370
Textiles, Apparel & Luxury Goods - 3.0%
Anta Sports Products Ltd.	1,169,000	2,977,711
ECLAT Textile Co. Ltd.	390,000	4,448,968
Lao Feng Xiang Co. Ltd. (B Shares)	2,499,988	9,502,454
Pacific Textile Holdings Ltd.	4,000,000	5,150,096
Shenzhou International Group Holdings Ltd.	522,000	2,698,493
Toung Loong Textile Manufacturing Co. Ltd.	2,375,000	6,315,590
		31,093,312

TOTAL CONSUMER DISCRETIONARY		200,824,560

CONSUMER STAPLES - 4.1%
Beverages - 2.4%
Kweichow Moutai Co. Ltd.	656,346	25,466,920
Food Products - 1.7%
China Modern Dairy Holdings Ltd. (b)	34,000,000	6,240,081
Unified-President Enterprises Corp.	6,240,000	11,242,547
		17,482,628

TOTAL CONSUMER STAPLES		42,949,548

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	1,192,000	1,034,064
FINANCIALS - 22.1%
Banks - 7.7%
China Construction Bank Corp. (H Shares)	43,894,000	27,878,267
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	2,810,800	13,228,980
Industrial & Commercial Bank of China Ltd. (H Shares)	44,543,000	23,848,363
Midea Group Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 2/10/17 (a)(c)	3,090,600	15,323,987
		80,279,597
Capital Markets - 3.5%
Hangzhou Robam Appliances Co. Ltd. ELS (UBS Warrant Programme) warrants 1/15/18 (a)(c)	512,858	4,075,740
Shanghai Bestway Marine Engineering Design Co. Ltd. ELS warrants 3/5/17 (a)(c)	2,798,094	12,274,522
Shenzhen Airport Co. Ltd. ELS (UBS Warrant Programme) (A Shares) warrants 2/17/17 (a)(c)	8,765,531	10,614,957
Wuliangye Yibin Co. Ltd. ELS (UBS Warrant Programme) warrants 3/7/19 (a)(c)	1,071,282	4,699,440
Yunnan Baiyao Group Co. Ltd. ELS (UBS Warrant Programme) (A Shares) warrants 2/17/17 (a)(c)	559,455	5,223,786
		36,888,445
Insurance - 7.2%
AIA Group Ltd.	3,432,400	20,541,562
China Pacific Insurance (Group) Co. Ltd. (H Shares)	6,041,400	21,183,844
PICC Property & Casualty Co. Ltd. (H Shares)	3,164,000	5,755,562
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	6,024,500	28,273,483
		75,754,451
Real Estate Management & Development - 3.7%
Beijing Capital Land Ltd. (H Shares)	35,170,000	13,865,732
Cheung Kong Property Holdings Ltd.	2,848,000	19,450,390
Sun Hung Kai Properties Ltd.	456,000	5,747,024
		39,063,146

TOTAL FINANCIALS		231,985,639

HEALTH CARE - 3.3%
Health Care Providers & Services - 0.0%
China National Accord Medicines Corp. Ltd.	24,173	132,319
Life Sciences Tools & Services - 1.0%
JHL Biotech, Inc. (a)	3,976,696	10,753,317
Pharmaceuticals - 2.3%
Jiangsu Hengrui Medicine Co. Ltd.	735,988	5,306,712
Lee's Pharmaceutical Holdings Ltd.	8,273,500	6,694,421
Livzon Pharmaceutical Group, Inc.	2,485,700	11,484,017
		23,485,150

TOTAL HEALTH CARE		34,370,786

INDUSTRIALS - 9.8%
Air Freight & Logistics - 0.4%
Sinotrans Air Transportation Development Co. Ltd. (A Shares)	1,599,830	4,541,960
Airlines - 3.0%
Air China Ltd. (H Shares)	6,648,000	5,033,096
China Eastern Airlines Corp. Ltd. (H Shares) (a)	26,446,000	14,458,119
China Southern Airlines Ltd. (H Shares)	20,194,000	12,662,503
		32,153,718
Construction & Engineering - 1.6%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	20,963,000	12,108,422
China Energy Engineering Corp. Ltd.	27,132,000	4,735,774
		16,844,196
Electrical Equipment - 1.3%
Harbin Electric Machinery Co. Ltd.(H Shares) (b)	21,974,000	8,993,794
Jiangnan Group Ltd.	25,552,000	4,304,437
		13,298,231
Machinery - 0.8%
Lonking Holdings Ltd.	28,600,000	4,774,187
Sinotruk Hong Kong Ltd.	8,000,000	4,028,249
		8,802,436
Marine - 1.5%
China Shipping Development Co. Ltd. (H Shares)	18,762,000	13,322,169
Sinotrans Shipping Ltd. (b)	12,186,000	2,143,439
		15,465,608
Trading Companies & Distributors - 1.0%
Summit Ascent Holdings Ltd. (a)(b)	48,136,000	10,321,526
Transportation Infrastructure - 0.2%
Shanghai International Airport Co. Ltd.	472,000	1,983,784

TOTAL INDUSTRIALS		103,411,459

INFORMATION TECHNOLOGY - 27.8%
Electronic Equipment & Components - 4.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,464,000	10,654,565
Largan Precision Co. Ltd.	156,000	10,962,449
Sunny Optical Technology Group Co. Ltd. (b)	2,700,000	8,327,490
Tongda Group Holdings Ltd.	65,800,000	13,516,242
		43,460,746
Internet Software & Services - 11.3%
58.com, Inc. ADR (a)	141,178	7,715,378
Alibaba Group Holding Ltd. sponsored ADR (a)	370,900	28,537,046
Tencent Holdings Ltd.	4,060,800	82,630,438
		118,882,862
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Semiconductor Engineering, Inc.	13,995,000	13,445,636
Taiwan Semiconductor Manufacturing Co. Ltd.	17,294,000	79,332,048
Vanguard International Semiconductor Corp.	8,434,000	12,910,915
		105,688,599
Software - 0.8%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	48,540,000	8,406,447
Technology Hardware, Storage & Peripherals - 1.5%
ADLINK Technology, Inc.	3,682,844	7,593,023
Axiomtek Co. Ltd.	2,000,000	4,272,049
HTC Corp.	1,410,000	3,596,694
		15,461,766

TOTAL INFORMATION TECHNOLOGY		291,900,420

MATERIALS - 5.6%
Construction Materials - 3.3%
BBMG Corp. (H Shares)	30,808,000	22,515,344
China Shanshui Cement Group Ltd. (a)(b)	20,656,000	9,200,458
TCC International Holdings Ltd.	15,608,000	3,128,099
		34,843,901
Metals & Mining - 2.3%
Fushan International Energy Group Ltd.	2,778,000	417,665
Jiangxi Copper Co. Ltd. (H Shares)	4,214,000	5,144,924
Zhaojin Mining Industry Co. Ltd. (H Shares)	9,357,000	8,085,303
Zijin Mining Group Co. Ltd. (H Shares)	31,580,000	10,535,752
		24,183,644

TOTAL MATERIALS		59,027,545

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
China Telecom Corp. Ltd. (H Shares)	13,024,000	6,447,744
China Unicom Ltd.	13,784,000	16,131,254
Chunghwa Telecom Co. Ltd.	4,980,000	16,804,012
CITIC 1616 Holdings Ltd.	9,294,000	3,858,505
		43,241,515
UTILITIES - 2.9%
Independent Power and Renewable Electricity Producers - 2.1%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	42,174,000	13,306,264
Huaneng Renewables Corp. Ltd. (H Shares)	31,944,000	9,426,176
		22,732,440
Water Utilities - 0.8%
Beijing Enterprises Water Group Ltd.	13,838,000	8,253,479

TOTAL UTILITIES		30,985,919

TOTAL COMMON STOCKS
(Cost $1,082,335,076)		1,039,731,455

Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Internet & Catalog Retail - 0.7%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $6,268,244)	1,983,088	7,656,108

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.38% (e)	5,975,098	5,975,098
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	31,037,646	31,037,646
TOTAL MONEY MARKET FUNDS
(Cost $37,012,744)		37,012,744
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $1,125,616,064)		1,084,400,307
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(32,970,981)
NET ASSETS - 100%		$1,051,429,326

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,441,412 or 6.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,656,108 or 0.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,081
Fidelity Securities Lending Cash Central Fund	787,517
Total	$833,598

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$208,480,668	$129,048,069	$71,776,491	$7,656,108
Consumer Staples	42,949,548	36,709,467	6,240,081	--
Energy	1,034,064	--	1,034,064	--
Financials	231,985,639	--	231,985,639	--
Health Care	34,370,786	16,192,348	18,178,438	--
Industrials	103,411,459	6,525,744	96,885,715	--
Information Technology	291,900,420	86,242,119	205,658,301	--
Materials	59,027,545	--	49,827,087	9,200,458
Telecommunication Services	43,241,515	16,804,012	26,437,503	--
Utilities	30,985,919	--	30,985,919	--
Money Market Funds	37,012,744	37,012,744	--	--
Total Investments in Securities:	$1,084,400,307	$328,534,503	$739,009,238	$16,856,566

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$86,068,185

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$12,373,756
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,388
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(4,719,036)
Ending Balance	$7,656,108
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$1,388
Equities - Health Care
Beginning Balance	$14,369,442
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(14,369,442)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$--
Equities - Industrials
Beginning Balance	$15,897,809
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(15,897,809)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$--
Equities - Materials
Beginning Balance	$14,440,021
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(5,239,563)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$9,200,458
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$(5,239,563)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,468,457) — See accompanying schedule: Unaffiliated issuers (cost $1,088,603,320)	$1,047,387,563
Fidelity Central Funds (cost $37,012,744)	37,012,744
Total Investments (cost $1,125,616,064)		$1,084,400,307
Receivable for investments sold		2,260,855
Receivable for fund shares sold		629,803
Dividends receivable		8,617
Distributions receivable from Fidelity Central Funds		130,378
Prepaid expenses		1,007
Other receivables		31,340
Total assets		1,087,462,307
Liabilities
Payable for investments purchased	$25,401
Payable for fund shares redeemed	3,982,214
Accrued management fee	631,699
Distribution and service plan fees payable	17,253
Other affiliated payables	241,879
Other payables and accrued expenses	96,889
Collateral on securities loaned, at value	31,037,646
Total liabilities		36,032,981
Net Assets		$1,051,429,326
Net Assets consist of:
Paid in capital		$1,281,182,139
Accumulated net investment loss		(4,948,592)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(183,588,248)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(41,215,973)
Net Assets		$1,051,429,326
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,818,837 ÷ 1,000,986 shares)		$22.80
Maximum offering price per share (100/94.25 of $22.80)		$24.19
Class T:
Net Asset Value and redemption price per share ($5,221,259 ÷ 229,672 shares)		$22.73
Maximum offering price per share (100/96.50 of $22.73)		$23.55
Class B:
Net Asset Value and offering price per share ($535,037 ÷ 23,668 shares)(a)		$22.61
Class C:
Net Asset Value and offering price per share ($11,435,356 ÷ 512,571 shares)(a)		$22.31
China Region:
Net Asset Value, offering price and redemption price per share ($995,658,703 ÷ 43,200,582 shares)		$23.05
Class I:
Net Asset Value, offering price and redemption price per share ($15,760,134 ÷ 687,981 shares)		$22.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$289,863
Income from Fidelity Central Funds (including $787,517 from security lending)		833,598
Total income		1,123,461
Expenses
Management fee	$3,992,712
Transfer agent fees	1,273,934
Distribution and service plan fees	110,852
Accounting and security lending fees	269,796
Custodian fees and expenses	188,324
Independent trustees' compensation	2,600
Registration fees	81,227
Audit	57,221
Legal	1,907
Interest	133
Miscellaneous	4,958
Total expenses before reductions	5,983,664
Expense reductions	(5,348)	5,978,316
Net investment income (loss)		(4,854,855)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(180,006,367)
Foreign currency transactions	268,756
Total net realized gain (loss)		(179,737,611)
Change in net unrealized appreciation (depreciation) on: Investment securities	46,758,426
Assets and liabilities in foreign currencies	(118)
Total change in net unrealized appreciation (depreciation)		46,758,308
Net gain (loss)		(132,979,303)
Net increase (decrease) in net assets resulting from operations		$(137,834,158)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,854,855)	$23,670,929
Net realized gain (loss)	(179,737,611)	235,474,014
Change in net unrealized appreciation (depreciation)	46,758,308	(344,541,210)
Net increase (decrease) in net assets resulting from operations	(137,834,158)	(85,396,267)
Distributions to shareholders from net investment income	(15,103,497)	(13,114,934)
Distributions to shareholders from net realized gain	(159,831,115)	(172,413,722)
Total distributions	(174,934,612)	(185,528,656)
Share transactions - net increase (decrease)	20,511,269	200,238,928
Redemption fees	123,475	2,391,591
Total increase (decrease) in net assets	(292,134,026)	(68,294,404)
Net Assets
Beginning of period	1,343,563,352	1,411,857,756
End of period (including accumulated net investment loss of $4,948,592 and undistributed net investment income of $15,009,760, respectively)	$1,051,429,326	$1,343,563,352

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.34	$34.18	$35.56	$28.53	$27.28	$31.61
Income from Investment Operations
Net investment income (loss)A	(.14)	.40B	.21	.30	.36	.33
Net realized and unrealized gain (loss)	(2.54)	(.83)	2.01C	7.06	1.42	(4.33)
Total from investment operations	(2.68)	(.43)	2.22	7.36	1.78	(4.00)
Distributions from net investment income	(.27)	(.22)	(.30)	(.34)	(.19)	(.31)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.86)	(4.46)	(3.61)	(.34)	(.53)	(.34)
Redemption fees added to paid in capitalA	–D	.05	.01	.01	–D	.01
Net asset value, end of period	$22.80	$29.34	$34.18	$35.56	$28.53	$27.28
Total ReturnE,F,G	(10.57)%	(1.45)%	6.45%C	26.07%	6.70%	(12.79)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.33%J	1.28%	1.35%	1.35%	1.36%	1.37%
Expenses net of fee waivers, if any	1.32%J	1.28%	1.35%	1.35%	1.36%	1.37%
Expenses net of all reductions	1.32%J	1.26%	1.35%	1.31%	1.29%	1.31%
Net investment income (loss)	(1.13)%J	1.26%B	.64%	.94%	1.35%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$22,819	$32,761	$21,728	$20,623	$13,539	$14,808
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.18	$34.02	$35.40	$28.40	$27.13	$31.48
Income from Investment Operations
Net investment income (loss)A	(.18)	.30B	.12	.21	.29	.25
Net realized and unrealized gain (loss)	(2.55)	(.83)	1.99C	7.04	1.40	(4.32)
Total from investment operations	(2.73)	(.53)	2.11	7.25	1.69	(4.07)
Distributions from net investment income	(.13)	(.12)	(.19)	(.26)	(.08)	(.27)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.72)	(4.36)	(3.50)	(.26)	(.42)	(.29)D
Redemption fees added to paid in capitalA	–E	.05	.01	.01	–E	.01
Net asset value, end of period	$22.73	$29.18	$34.02	$35.40	$28.40	$27.13
Total ReturnF,G,H	(10.75)%	(1.79)%	6.15%C	25.74%	6.38%	(13.04)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.68%K	1.62%	1.65%	1.64%	1.64%	1.63%
Expenses net of fee waivers, if any	1.68%K	1.62%	1.65%	1.64%	1.64%	1.63%
Expenses net of all reductions	1.68%K	1.60%	1.65%	1.60%	1.57%	1.57%
Net investment income (loss)	(1.48)%K	.92%B	.35%	.65%	1.06%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$5,221	$6,409	$6,305	$5,965	$4,349	$5,281
Portfolio turnover rateL	80%K	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.97	$33.79	$35.12	$28.16	$26.94	$31.23
Income from Investment Operations
Net investment income (loss)A	(.23)	.14B	(.04)	.06	.16	.10
Net realized and unrealized gain (loss)	(2.54)	(.80)	1.99C	6.99	1.40	(4.29)
Total from investment operations	(2.77)	(.66)	1.95	7.05	1.56	(4.19)
Distributions from net investment income	–	–	–	(.10)	–	(.08)
Distributions from net realized gain	(3.59)	(4.21)	(3.29)	–	(.34)	(.03)
Total distributions	(3.59)	(4.21)	(3.29)	(.10)	(.34)	(.11)
Redemption fees added to paid in capitalA	–D	.05	.01	.01	–D	.01
Net asset value, end of period	$22.61	$28.97	$33.79	$35.12	$28.16	$26.94
Total ReturnE,F,G	(10.95)%	(2.23)%	5.68%C	25.12%	5.90%	(13.45)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.11%J	2.10%	2.11%	2.10%	2.11%	2.12%
Expenses net of fee waivers, if any	2.11%J	2.10%	2.11%	2.10%	2.11%	2.12%
Expenses net of all reductions	2.11%J	2.07%	2.11%	2.07%	2.04%	2.06%
Net investment income (loss)	(1.91)%J	.44%B	(.12)%	.19%	.59%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$535	$803	$1,215	$1,494	$1,533	$1,801
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.65%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.68	$33.56	$34.99	$28.07	$26.86	$31.19
Income from Investment Operations
Net investment income (loss)A	(.22)	.15B	(.02)	.06	.16	.10
Net realized and unrealized gain (loss)	(2.50)	(.80)	1.97C	6.97	1.39	(4.28)
Total from investment operations	(2.72)	(.65)	1.95	7.03	1.55	(4.18)
Distributions from net investment income	(.06)	(.04)	(.08)	(.12)	–	(.13)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.65)	(4.28)	(3.39)	(.12)	(.34)	(.16)
Redemption fees added to paid in capitalA	–D	.05	.01	.01	–D	.01
Net asset value, end of period	$22.31	$28.68	$33.56	$34.99	$28.07	$26.86
Total ReturnE,F,G	(10.90)%	(2.21)%	5.71%C	25.14%	5.88%	(13.46)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.08%J	2.05%	2.07%	2.10%	2.11%	2.12%
Expenses net of fee waivers, if any	2.08%J	2.05%	2.07%	2.10%	2.11%	2.12%
Expenses net of all reductions	2.08%J	2.02%	2.07%	2.07%	2.04%	2.06%
Net investment income (loss)	(1.88)%J	.49%B	(.07)%	.19%	.59%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$11,435	$14,355	$10,445	$6,957	$4,515	$5,230
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.66	$34.51	$35.83	$28.73	$27.49	$31.81
Income from Investment Operations
Net investment income (loss)A	(.10)	.51B	.33	.41	.45	.44
Net realized and unrealized gain (loss)	(2.58)	(.84)	2.03C	7.11	1.42	(4.37)
Total from investment operations	(2.68)	(.33)	2.36	7.52	1.87	(3.93)
Distributions from net investment income	(.35)	(.33)	(.38)	(.43)	(.29)	(.38)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.93)D	(4.57)	(3.69)	(.43)	(.63)	(.40)E
Redemption fees added to paid in capitalA	–F	.05	.01	.01	–F	.01
Net asset value, end of period	$23.05	$29.66	$34.51	$35.83	$28.73	$27.49
Total ReturnG,H	(10.45)%	(1.14)%	6.83%C	26.51%	7.01%	(12.52)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.03%K	.99%	1.01%	1.02%	1.04%	1.04%
Expenses net of fee waivers, if any	1.03%K	.98%	1.01%	1.02%	1.04%	1.04%
Expenses net of all reductions	1.02%K	.96%	1.01%	.98%	.98%	.98%
Net investment income (loss)	(.83)%K	1.55%B	.99%	1.27%	1.66%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$995,659	$1,262,274	$1,352,761	$1,425,828	$1,265,488	$1,515,084
Portfolio turnover rateL	80%K	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

 D Total distributions of $3.93 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $3.588 per share.

 E Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.51	$34.39	$35.75	$28.68	$27.46	$31.79
Income from Investment Operations
Net investment income (loss)A	(.10)	.51B	.34	.42	.45	.43
Net realized and unrealized gain (loss)	(2.55)	(.84)	2.02C	7.10	1.42	(4.37)
Total from investment operations	(2.65)	(.33)	2.36	7.52	1.87	(3.94)
Distributions from net investment income	(.36)	(.36)	(.43)	(.46)	(.31)	(.37)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.95)	(4.60)	(3.73)D	(.46)	(.65)	(.40)
Redemption fees added to paid in capitalA	–E	.05	.01	.01	–E	.01
Net asset value, end of period	$22.91	$29.51	$34.39	$35.75	$28.68	$27.46
Total ReturnF,G	(10.43)%	(1.14)%	6.87%C	26.58%	7.02%	(12.56)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	.97%	.98%	.97%	1.04%	1.06%
Expenses net of fee waivers, if any	1.00%J	.97%	.98%	.97%	1.04%	1.06%
Expenses net of all reductions	1.00%J	.95%	.98%	.93%	.98%	1.01%
Net investment income (loss)	(.80)%J	1.57%B	1.01%	1.32%	1.66%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$15,760	$26,961	$19,404	$10,206	$1,958	$2,034
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

 D Total distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternative valuation approaches, including the market approach and the income approach and are categorized as level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$16,856,566	Adjusted transaction price	Proxy movement	45.0%	Increase
		Last transaction price	Transaction price	$3.86	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$83,242,428
Gross unrealized depreciation	(128,294,828)
Net unrealized appreciation (depreciation) on securities	$(45,052,400)
Tax cost	$1,129,452,707

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $452,226,068 and $594,988,343, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$33,035	$1,879
Class T	.25%	.25%	13,818	160
Class B	.75%	.25%	3,184	2,388
Class C	.75%	.25%	60,815	25,390
			$110,852	$29,817

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$35,646
Class T	1,702
Class B(a)	160
Class C(a)	6,468
$43,976

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$35,754.27
Class T	10,433.38
Class B	973.31
Class C	16,540.27
China Region	1,190,656.22
Class I	19,578.20
	$1,273,934

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,217 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,322,000.65%		$133

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,030 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $9,957 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $781 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,567.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$297,014	$147,088
Class T	28,522	22,529
Class C	29,301	12,652
China Region	14,431,516	12,728,622
Class I	317,144	204,043
Total	$15,103,497	$13,114,934
From net realized gain
Class A	$3,946,989	$2,783,517
Class T	763,704	789,251
Class B	93,006	149,794
Class C	1,752,229	1,276,956
China Region	150,087,760	165,004,911
Class I	3,187,427	2,409,293
Total	$159,831,115	$172,413,722

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	147,013	1,058,546	$3,579,372	$35,978,665
Reinvestment of distributions	162,605	93,297	4,157,811	2,812,898
Shares redeemed	(425,054)	(671,056)	(9,695,535)	(22,101,227)
Net increase (decrease)	(115,436)	480,787	$(1,958,352)	$16,690,336
Class T
Shares sold	25,114	151,664	$590,683	$5,390,399
Reinvestment of distributions	30,599	26,640	781,504	801,072
Shares redeemed	(45,663)	(143,989)	(1,080,869)	(4,554,275)
Net increase (decrease)	10,050	34,315	$291,318	$1,637,196
Class B
Shares sold	28	2,771	$647	$95,500
Reinvestment of distributions	3,443	4,834	87,630	144,877
Shares redeemed	(7,534)	(15,827)	(179,703)	(523,534)
Net increase (decrease)	(4,063)	(8,222)	$(91,426)	$(283,157)
Class C
Shares sold	69,272	412,366	$1,686,759	$14,420,908
Reinvestment of distributions	55,713	38,139	1,398,404	1,131,586
Shares redeemed	(112,880)	(261,252)	(2,721,043)	(7,778,046)
Net increase (decrease)	12,105	189,253	$364,120	$7,774,448
China Region
Shares sold	2,127,375	18,091,274	$51,586,381	$635,141,274
Reinvestment of distributions	6,142,435	5,608,420	158,659,097	170,439,887
Shares redeemed	(7,626,217)	(20,336,385)	(183,247,122)	(642,334,138)
Net increase (decrease)	643,593	3,363,309	$26,998,356	$163,247,023
Class I
Shares sold	193,468	1,017,162	$5,004,992	$33,130,120
Reinvestment of distributions	99,936	58,945	2,565,348	1,781,897
Shares redeemed	(518,949)	(726,796)	(12,663,087)	(23,738,935)
Net increase (decrease)	(225,545)	349,311	$(5,092,747)	$11,173,082

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.32%
Actual		$1,000.00	$894.30	$6.22
Hypothetical-C		$1,000.00	$1,018.30	$6.62
Class T	1.68%
Actual		$1,000.00	$892.50	$7.91
Hypothetical-C		$1,000.00	$1,016.51	$8.42
Class B	2.11%
Actual		$1,000.00	$890.50	$9.92
Hypothetical-C		$1,000.00	$1,014.37	$10.57
Class C	2.08%
Actual		$1,000.00	$891.00	$9.78
Hypothetical-C		$1,000.00	$1,014.52	$10.42
China Region	1.03%
Actual		$1,000.00	$895.50	$4.85
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Class I	1.00%
Actual		$1,000.00	$895.70	$4.71
Hypothetical-C		$1,000.00	$1,019.89	$5.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AHKC-SANN-0616
1.861464.107

Fidelity Advisor® China Region Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® China Region Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
China	37.1%
Cayman Islands	26.7%
Taiwan	18.9%
Hong Kong	6.2%
United Kingdom	3.5%
Bermuda	3.3%
Netherlands	2.8%
British Virgin Islands	1.1%
United States of America*	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
China	49.0%
Cayman Islands	25.8%
Hong Kong	8.7%
Bermuda	5.0%
Taiwan	3.7%
Netherlands	3.0%
United Kingdom	1.7%
Bailiwick of Jersey	1.7%
United States of America*	1.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.6	98.6
Short-Term Investments and Net Other Assets (Liabilities)	0.4	1.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Internet Software & Services)	7.9	6.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	7.6	0.0
Alibaba Group Holding Ltd. sponsored ADR (Internet Software & Services)	2.7	0.6
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (Insurance)	2.7	2.8
China Construction Bank Corp. (H Shares) (Banks)	2.6	4.9
Kweichow Moutai Co. Ltd. (Beverages)	2.4	1.4
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	2.3	2.3
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	2.2	2.2
BBMG Corp. (H Shares) (Construction Materials)	2.1	1.8
China Pacific Insurance (Group) Co. Ltd. (H Shares) (Insurance)	2.0	2.3
	34.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.8	14.0
Financials	22.1	37.8
Consumer Discretionary	19.8	14.4
Industrials	9.8	12.9
Materials	5.6	6.7
Telecommunication Services	4.1	2.4
Consumer Staples	4.1	2.0
Health Care	3.3	5.5
Utilities	2.9	1.3
Energy	0.1	1.6

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.8%
Weifu High-Technology Co. Ltd. (B Shares)	4,257,836	$9,002,116
Automobiles - 2.2%
Chongqing Changan Automobile Co. Ltd. (B Shares)	13,112,941	22,686,340
Diversified Consumer Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR	297,200	11,638,352
TAL Education Group ADR (a)	51,000	2,950,860
		14,589,212
Hotels, Restaurants & Leisure - 3.2%
China CYTS Tours Holding Co. Ltd.	887,536	2,725,375
China International Travel Service Corp. Ltd. (A Shares)	753,281	5,121,899
Huangshan Tourism Development Co. Ltd.	5,899,876	12,377,940
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	13,520,000	5,550,538
Tuniu Corp. Class A sponsored ADR (a)(b)	742,800	7,895,964
		33,671,716
Household Durables - 4.2%
Haier Electronics Group Co. Ltd.	5,492,000	9,223,978
Nien Made Enterprise Co. Ltd.	800,000	6,290,437
Qingdao Haier Co. Ltd.	3,099,822	3,988,464
Sundart Holdings Ltd.	20,000,000	11,680,502
Techtronic Industries Co. Ltd.	3,582,500	13,429,610
		44,612,991
Internet & Catalog Retail - 2.3%
Ctrip.com International Ltd. ADR (a)	286,000	12,472,460
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	285,000	11,630,850
		24,103,310
Media - 0.3%
Poly Culture Group Corp. Ltd. (H Shares)	1,148,800	2,704,631
Multiline Retail - 0.0%
Lifestyle International Holdings Ltd.	339,000	561,562
Specialty Retail - 1.7%
Chow Tai Fook Jewellery Group Ltd.	16,335,200	11,354,113
Luk Fook Holdings International Ltd.	2,830,000	6,445,257
		17,799,370
Textiles, Apparel & Luxury Goods - 3.0%
Anta Sports Products Ltd.	1,169,000	2,977,711
ECLAT Textile Co. Ltd.	390,000	4,448,968
Lao Feng Xiang Co. Ltd. (B Shares)	2,499,988	9,502,454
Pacific Textile Holdings Ltd.	4,000,000	5,150,096
Shenzhou International Group Holdings Ltd.	522,000	2,698,493
Toung Loong Textile Manufacturing Co. Ltd.	2,375,000	6,315,590
		31,093,312

TOTAL CONSUMER DISCRETIONARY		200,824,560

CONSUMER STAPLES - 4.1%
Beverages - 2.4%
Kweichow Moutai Co. Ltd.	656,346	25,466,920
Food Products - 1.7%
China Modern Dairy Holdings Ltd. (b)	34,000,000	6,240,081
Unified-President Enterprises Corp.	6,240,000	11,242,547
		17,482,628

TOTAL CONSUMER STAPLES		42,949,548

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	1,192,000	1,034,064
FINANCIALS - 22.1%
Banks - 7.7%
China Construction Bank Corp. (H Shares)	43,894,000	27,878,267
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	2,810,800	13,228,980
Industrial & Commercial Bank of China Ltd. (H Shares)	44,543,000	23,848,363
Midea Group Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 2/10/17 (a)(c)	3,090,600	15,323,987
		80,279,597
Capital Markets - 3.5%
Hangzhou Robam Appliances Co. Ltd. ELS (UBS Warrant Programme) warrants 1/15/18 (a)(c)	512,858	4,075,740
Shanghai Bestway Marine Engineering Design Co. Ltd. ELS warrants 3/5/17 (a)(c)	2,798,094	12,274,522
Shenzhen Airport Co. Ltd. ELS (UBS Warrant Programme) (A Shares) warrants 2/17/17 (a)(c)	8,765,531	10,614,957
Wuliangye Yibin Co. Ltd. ELS (UBS Warrant Programme) warrants 3/7/19 (a)(c)	1,071,282	4,699,440
Yunnan Baiyao Group Co. Ltd. ELS (UBS Warrant Programme) (A Shares) warrants 2/17/17 (a)(c)	559,455	5,223,786
		36,888,445
Insurance - 7.2%
AIA Group Ltd.	3,432,400	20,541,562
China Pacific Insurance (Group) Co. Ltd. (H Shares)	6,041,400	21,183,844
PICC Property & Casualty Co. Ltd. (H Shares)	3,164,000	5,755,562
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	6,024,500	28,273,483
		75,754,451
Real Estate Management & Development - 3.7%
Beijing Capital Land Ltd. (H Shares)	35,170,000	13,865,732
Cheung Kong Property Holdings Ltd.	2,848,000	19,450,390
Sun Hung Kai Properties Ltd.	456,000	5,747,024
		39,063,146

TOTAL FINANCIALS		231,985,639

HEALTH CARE - 3.3%
Health Care Providers & Services - 0.0%
China National Accord Medicines Corp. Ltd.	24,173	132,319
Life Sciences Tools & Services - 1.0%
JHL Biotech, Inc. (a)	3,976,696	10,753,317
Pharmaceuticals - 2.3%
Jiangsu Hengrui Medicine Co. Ltd.	735,988	5,306,712
Lee's Pharmaceutical Holdings Ltd.	8,273,500	6,694,421
Livzon Pharmaceutical Group, Inc.	2,485,700	11,484,017
		23,485,150

TOTAL HEALTH CARE		34,370,786

INDUSTRIALS - 9.8%
Air Freight & Logistics - 0.4%
Sinotrans Air Transportation Development Co. Ltd. (A Shares)	1,599,830	4,541,960
Airlines - 3.0%
Air China Ltd. (H Shares)	6,648,000	5,033,096
China Eastern Airlines Corp. Ltd. (H Shares) (a)	26,446,000	14,458,119
China Southern Airlines Ltd. (H Shares)	20,194,000	12,662,503
		32,153,718
Construction & Engineering - 1.6%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	20,963,000	12,108,422
China Energy Engineering Corp. Ltd.	27,132,000	4,735,774
		16,844,196
Electrical Equipment - 1.3%
Harbin Electric Machinery Co. Ltd.(H Shares) (b)	21,974,000	8,993,794
Jiangnan Group Ltd.	25,552,000	4,304,437
		13,298,231
Machinery - 0.8%
Lonking Holdings Ltd.	28,600,000	4,774,187
Sinotruk Hong Kong Ltd.	8,000,000	4,028,249
		8,802,436
Marine - 1.5%
China Shipping Development Co. Ltd. (H Shares)	18,762,000	13,322,169
Sinotrans Shipping Ltd. (b)	12,186,000	2,143,439
		15,465,608
Trading Companies & Distributors - 1.0%
Summit Ascent Holdings Ltd. (a)(b)	48,136,000	10,321,526
Transportation Infrastructure - 0.2%
Shanghai International Airport Co. Ltd.	472,000	1,983,784

TOTAL INDUSTRIALS		103,411,459

INFORMATION TECHNOLOGY - 27.8%
Electronic Equipment & Components - 4.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,464,000	10,654,565
Largan Precision Co. Ltd.	156,000	10,962,449
Sunny Optical Technology Group Co. Ltd. (b)	2,700,000	8,327,490
Tongda Group Holdings Ltd.	65,800,000	13,516,242
		43,460,746
Internet Software & Services - 11.3%
58.com, Inc. ADR (a)	141,178	7,715,378
Alibaba Group Holding Ltd. sponsored ADR (a)	370,900	28,537,046
Tencent Holdings Ltd.	4,060,800	82,630,438
		118,882,862
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Semiconductor Engineering, Inc.	13,995,000	13,445,636
Taiwan Semiconductor Manufacturing Co. Ltd.	17,294,000	79,332,048
Vanguard International Semiconductor Corp.	8,434,000	12,910,915
		105,688,599
Software - 0.8%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	48,540,000	8,406,447
Technology Hardware, Storage & Peripherals - 1.5%
ADLINK Technology, Inc.	3,682,844	7,593,023
Axiomtek Co. Ltd.	2,000,000	4,272,049
HTC Corp.	1,410,000	3,596,694
		15,461,766

TOTAL INFORMATION TECHNOLOGY		291,900,420

MATERIALS - 5.6%
Construction Materials - 3.3%
BBMG Corp. (H Shares)	30,808,000	22,515,344
China Shanshui Cement Group Ltd. (a)(b)	20,656,000	9,200,458
TCC International Holdings Ltd.	15,608,000	3,128,099
		34,843,901
Metals & Mining - 2.3%
Fushan International Energy Group Ltd.	2,778,000	417,665
Jiangxi Copper Co. Ltd. (H Shares)	4,214,000	5,144,924
Zhaojin Mining Industry Co. Ltd. (H Shares)	9,357,000	8,085,303
Zijin Mining Group Co. Ltd. (H Shares)	31,580,000	10,535,752
		24,183,644

TOTAL MATERIALS		59,027,545

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
China Telecom Corp. Ltd. (H Shares)	13,024,000	6,447,744
China Unicom Ltd.	13,784,000	16,131,254
Chunghwa Telecom Co. Ltd.	4,980,000	16,804,012
CITIC 1616 Holdings Ltd.	9,294,000	3,858,505
		43,241,515
UTILITIES - 2.9%
Independent Power and Renewable Electricity Producers - 2.1%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	42,174,000	13,306,264
Huaneng Renewables Corp. Ltd. (H Shares)	31,944,000	9,426,176
		22,732,440
Water Utilities - 0.8%
Beijing Enterprises Water Group Ltd.	13,838,000	8,253,479

TOTAL UTILITIES		30,985,919

TOTAL COMMON STOCKS
(Cost $1,082,335,076)		1,039,731,455

Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Internet & Catalog Retail - 0.7%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $6,268,244)	1,983,088	7,656,108

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.38% (e)	5,975,098	5,975,098
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	31,037,646	31,037,646
TOTAL MONEY MARKET FUNDS
(Cost $37,012,744)		37,012,744
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $1,125,616,064)		1,084,400,307
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(32,970,981)
NET ASSETS - 100%		$1,051,429,326

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,441,412 or 6.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,656,108 or 0.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,081
Fidelity Securities Lending Cash Central Fund	787,517
Total	$833,598

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$208,480,668	$129,048,069	$71,776,491	$7,656,108
Consumer Staples	42,949,548	36,709,467	6,240,081	--
Energy	1,034,064	--	1,034,064	--
Financials	231,985,639	--	231,985,639	--
Health Care	34,370,786	16,192,348	18,178,438	--
Industrials	103,411,459	6,525,744	96,885,715	--
Information Technology	291,900,420	86,242,119	205,658,301	--
Materials	59,027,545	--	49,827,087	9,200,458
Telecommunication Services	43,241,515	16,804,012	26,437,503	--
Utilities	30,985,919	--	30,985,919	--
Money Market Funds	37,012,744	37,012,744	--	--
Total Investments in Securities:	$1,084,400,307	$328,534,503	$739,009,238	$16,856,566

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$86,068,185

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$12,373,756
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,388
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(4,719,036)
Ending Balance	$7,656,108
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$1,388
Equities - Health Care
Beginning Balance	$14,369,442
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(14,369,442)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$--
Equities - Industrials
Beginning Balance	$15,897,809
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(15,897,809)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$--
Equities - Materials
Beginning Balance	$14,440,021
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(5,239,563)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$9,200,458
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$(5,239,563)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,468,457) — See accompanying schedule: Unaffiliated issuers (cost $1,088,603,320)	$1,047,387,563
Fidelity Central Funds (cost $37,012,744)	37,012,744
Total Investments (cost $1,125,616,064)		$1,084,400,307
Receivable for investments sold		2,260,855
Receivable for fund shares sold		629,803
Dividends receivable		8,617
Distributions receivable from Fidelity Central Funds		130,378
Prepaid expenses		1,007
Other receivables		31,340
Total assets		1,087,462,307
Liabilities
Payable for investments purchased	$25,401
Payable for fund shares redeemed	3,982,214
Accrued management fee	631,699
Distribution and service plan fees payable	17,253
Other affiliated payables	241,879
Other payables and accrued expenses	96,889
Collateral on securities loaned, at value	31,037,646
Total liabilities		36,032,981
Net Assets		$1,051,429,326
Net Assets consist of:
Paid in capital		$1,281,182,139
Accumulated net investment loss		(4,948,592)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(183,588,248)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(41,215,973)
Net Assets		$1,051,429,326
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,818,837 ÷ 1,000,986 shares)		$22.80
Maximum offering price per share (100/94.25 of $22.80)		$24.19
Class T:
Net Asset Value and redemption price per share ($5,221,259 ÷ 229,672 shares)		$22.73
Maximum offering price per share (100/96.50 of $22.73)		$23.55
Class B:
Net Asset Value and offering price per share ($535,037 ÷ 23,668 shares)(a)		$22.61
Class C:
Net Asset Value and offering price per share ($11,435,356 ÷ 512,571 shares)(a)		$22.31
China Region:
Net Asset Value, offering price and redemption price per share ($995,658,703 ÷ 43,200,582 shares)		$23.05
Class I:
Net Asset Value, offering price and redemption price per share ($15,760,134 ÷ 687,981 shares)		$22.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$289,863
Income from Fidelity Central Funds (including $787,517 from security lending)		833,598
Total income		1,123,461
Expenses
Management fee	$3,992,712
Transfer agent fees	1,273,934
Distribution and service plan fees	110,852
Accounting and security lending fees	269,796
Custodian fees and expenses	188,324
Independent trustees' compensation	2,600
Registration fees	81,227
Audit	57,221
Legal	1,907
Interest	133
Miscellaneous	4,958
Total expenses before reductions	5,983,664
Expense reductions	(5,348)	5,978,316
Net investment income (loss)		(4,854,855)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(180,006,367)
Foreign currency transactions	268,756
Total net realized gain (loss)		(179,737,611)
Change in net unrealized appreciation (depreciation) on: Investment securities	46,758,426
Assets and liabilities in foreign currencies	(118)
Total change in net unrealized appreciation (depreciation)		46,758,308
Net gain (loss)		(132,979,303)
Net increase (decrease) in net assets resulting from operations		$(137,834,158)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,854,855)	$23,670,929
Net realized gain (loss)	(179,737,611)	235,474,014
Change in net unrealized appreciation (depreciation)	46,758,308	(344,541,210)
Net increase (decrease) in net assets resulting from operations	(137,834,158)	(85,396,267)
Distributions to shareholders from net investment income	(15,103,497)	(13,114,934)
Distributions to shareholders from net realized gain	(159,831,115)	(172,413,722)
Total distributions	(174,934,612)	(185,528,656)
Share transactions - net increase (decrease)	20,511,269	200,238,928
Redemption fees	123,475	2,391,591
Total increase (decrease) in net assets	(292,134,026)	(68,294,404)
Net Assets
Beginning of period	1,343,563,352	1,411,857,756
End of period (including accumulated net investment loss of $4,948,592 and undistributed net investment income of $15,009,760, respectively)	$1,051,429,326	$1,343,563,352

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.34	$34.18	$35.56	$28.53	$27.28	$31.61
Income from Investment Operations
Net investment income (loss)A	(.14)	.40B	.21	.30	.36	.33
Net realized and unrealized gain (loss)	(2.54)	(.83)	2.01C	7.06	1.42	(4.33)
Total from investment operations	(2.68)	(.43)	2.22	7.36	1.78	(4.00)
Distributions from net investment income	(.27)	(.22)	(.30)	(.34)	(.19)	(.31)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.86)	(4.46)	(3.61)	(.34)	(.53)	(.34)
Redemption fees added to paid in capitalA	–D	.05	.01	.01	–D	.01
Net asset value, end of period	$22.80	$29.34	$34.18	$35.56	$28.53	$27.28
Total ReturnE,F,G	(10.57)%	(1.45)%	6.45%C	26.07%	6.70%	(12.79)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.33%J	1.28%	1.35%	1.35%	1.36%	1.37%
Expenses net of fee waivers, if any	1.32%J	1.28%	1.35%	1.35%	1.36%	1.37%
Expenses net of all reductions	1.32%J	1.26%	1.35%	1.31%	1.29%	1.31%
Net investment income (loss)	(1.13)%J	1.26%B	.64%	.94%	1.35%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$22,819	$32,761	$21,728	$20,623	$13,539	$14,808
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.18	$34.02	$35.40	$28.40	$27.13	$31.48
Income from Investment Operations
Net investment income (loss)A	(.18)	.30B	.12	.21	.29	.25
Net realized and unrealized gain (loss)	(2.55)	(.83)	1.99C	7.04	1.40	(4.32)
Total from investment operations	(2.73)	(.53)	2.11	7.25	1.69	(4.07)
Distributions from net investment income	(.13)	(.12)	(.19)	(.26)	(.08)	(.27)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.72)	(4.36)	(3.50)	(.26)	(.42)	(.29)D
Redemption fees added to paid in capitalA	–E	.05	.01	.01	–E	.01
Net asset value, end of period	$22.73	$29.18	$34.02	$35.40	$28.40	$27.13
Total ReturnF,G,H	(10.75)%	(1.79)%	6.15%C	25.74%	6.38%	(13.04)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.68%K	1.62%	1.65%	1.64%	1.64%	1.63%
Expenses net of fee waivers, if any	1.68%K	1.62%	1.65%	1.64%	1.64%	1.63%
Expenses net of all reductions	1.68%K	1.60%	1.65%	1.60%	1.57%	1.57%
Net investment income (loss)	(1.48)%K	.92%B	.35%	.65%	1.06%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$5,221	$6,409	$6,305	$5,965	$4,349	$5,281
Portfolio turnover rateL	80%K	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.97	$33.79	$35.12	$28.16	$26.94	$31.23
Income from Investment Operations
Net investment income (loss)A	(.23)	.14B	(.04)	.06	.16	.10
Net realized and unrealized gain (loss)	(2.54)	(.80)	1.99C	6.99	1.40	(4.29)
Total from investment operations	(2.77)	(.66)	1.95	7.05	1.56	(4.19)
Distributions from net investment income	–	–	–	(.10)	–	(.08)
Distributions from net realized gain	(3.59)	(4.21)	(3.29)	–	(.34)	(.03)
Total distributions	(3.59)	(4.21)	(3.29)	(.10)	(.34)	(.11)
Redemption fees added to paid in capitalA	–D	.05	.01	.01	–D	.01
Net asset value, end of period	$22.61	$28.97	$33.79	$35.12	$28.16	$26.94
Total ReturnE,F,G	(10.95)%	(2.23)%	5.68%C	25.12%	5.90%	(13.45)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.11%J	2.10%	2.11%	2.10%	2.11%	2.12%
Expenses net of fee waivers, if any	2.11%J	2.10%	2.11%	2.10%	2.11%	2.12%
Expenses net of all reductions	2.11%J	2.07%	2.11%	2.07%	2.04%	2.06%
Net investment income (loss)	(1.91)%J	.44%B	(.12)%	.19%	.59%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$535	$803	$1,215	$1,494	$1,533	$1,801
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.65%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.68	$33.56	$34.99	$28.07	$26.86	$31.19
Income from Investment Operations
Net investment income (loss)A	(.22)	.15B	(.02)	.06	.16	.10
Net realized and unrealized gain (loss)	(2.50)	(.80)	1.97C	6.97	1.39	(4.28)
Total from investment operations	(2.72)	(.65)	1.95	7.03	1.55	(4.18)
Distributions from net investment income	(.06)	(.04)	(.08)	(.12)	–	(.13)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.65)	(4.28)	(3.39)	(.12)	(.34)	(.16)
Redemption fees added to paid in capitalA	–D	.05	.01	.01	–D	.01
Net asset value, end of period	$22.31	$28.68	$33.56	$34.99	$28.07	$26.86
Total ReturnE,F,G	(10.90)%	(2.21)%	5.71%C	25.14%	5.88%	(13.46)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.08%J	2.05%	2.07%	2.10%	2.11%	2.12%
Expenses net of fee waivers, if any	2.08%J	2.05%	2.07%	2.10%	2.11%	2.12%
Expenses net of all reductions	2.08%J	2.02%	2.07%	2.07%	2.04%	2.06%
Net investment income (loss)	(1.88)%J	.49%B	(.07)%	.19%	.59%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$11,435	$14,355	$10,445	$6,957	$4,515	$5,230
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.66	$34.51	$35.83	$28.73	$27.49	$31.81
Income from Investment Operations
Net investment income (loss)A	(.10)	.51B	.33	.41	.45	.44
Net realized and unrealized gain (loss)	(2.58)	(.84)	2.03C	7.11	1.42	(4.37)
Total from investment operations	(2.68)	(.33)	2.36	7.52	1.87	(3.93)
Distributions from net investment income	(.35)	(.33)	(.38)	(.43)	(.29)	(.38)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.93)D	(4.57)	(3.69)	(.43)	(.63)	(.40)E
Redemption fees added to paid in capitalA	–F	.05	.01	.01	–F	.01
Net asset value, end of period	$23.05	$29.66	$34.51	$35.83	$28.73	$27.49
Total ReturnG,H	(10.45)%	(1.14)%	6.83%C	26.51%	7.01%	(12.52)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.03%K	.99%	1.01%	1.02%	1.04%	1.04%
Expenses net of fee waivers, if any	1.03%K	.98%	1.01%	1.02%	1.04%	1.04%
Expenses net of all reductions	1.02%K	.96%	1.01%	.98%	.98%	.98%
Net investment income (loss)	(.83)%K	1.55%B	.99%	1.27%	1.66%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$995,659	$1,262,274	$1,352,761	$1,425,828	$1,265,488	$1,515,084
Portfolio turnover rateL	80%K	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

 D Total distributions of $3.93 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $3.588 per share.

 E Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.51	$34.39	$35.75	$28.68	$27.46	$31.79
Income from Investment Operations
Net investment income (loss)A	(.10)	.51B	.34	.42	.45	.43
Net realized and unrealized gain (loss)	(2.55)	(.84)	2.02C	7.10	1.42	(4.37)
Total from investment operations	(2.65)	(.33)	2.36	7.52	1.87	(3.94)
Distributions from net investment income	(.36)	(.36)	(.43)	(.46)	(.31)	(.37)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.95)	(4.60)	(3.73)D	(.46)	(.65)	(.40)
Redemption fees added to paid in capitalA	–E	.05	.01	.01	–E	.01
Net asset value, end of period	$22.91	$29.51	$34.39	$35.75	$28.68	$27.46
Total ReturnF,G	(10.43)%	(1.14)%	6.87%C	26.58%	7.02%	(12.56)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	.97%	.98%	.97%	1.04%	1.06%
Expenses net of fee waivers, if any	1.00%J	.97%	.98%	.97%	1.04%	1.06%
Expenses net of all reductions	1.00%J	.95%	.98%	.93%	.98%	1.01%
Net investment income (loss)	(.80)%J	1.57%B	1.01%	1.32%	1.66%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$15,760	$26,961	$19,404	$10,206	$1,958	$2,034
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

 D Total distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternative valuation approaches, including the market approach and the income approach and are categorized as level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$16,856,566	Adjusted transaction price	Proxy movement	45.0%	Increase
		Last transaction price	Transaction price	$3.86	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$83,242,428
Gross unrealized depreciation	(128,294,828)
Net unrealized appreciation (depreciation) on securities	$(45,052,400)
Tax cost	$1,129,452,707

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $452,226,068 and $594,988,343, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$33,035	$1,879
Class T	.25%	.25%	13,818	160
Class B	.75%	.25%	3,184	2,388
Class C	.75%	.25%	60,815	25,390
			$110,852	$29,817

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$35,646
Class T	1,702
Class B(a)	160
Class C(a)	6,468
$43,976

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$35,754.27
Class T	10,433.38
Class B	973.31
Class C	16,540.27
China Region	1,190,656.22
Class I	19,578.20
	$1,273,934

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,217 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,322,000.65%		$133

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,030 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $9,957 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $781 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,567.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$297,014	$147,088
Class T	28,522	22,529
Class C	29,301	12,652
China Region	14,431,516	12,728,622
Class I	317,144	204,043
Total	$15,103,497	$13,114,934
From net realized gain
Class A	$3,946,989	$2,783,517
Class T	763,704	789,251
Class B	93,006	149,794
Class C	1,752,229	1,276,956
China Region	150,087,760	165,004,911
Class I	3,187,427	2,409,293
Total	$159,831,115	$172,413,722

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	147,013	1,058,546	$3,579,372	$35,978,665
Reinvestment of distributions	162,605	93,297	4,157,811	2,812,898
Shares redeemed	(425,054)	(671,056)	(9,695,535)	(22,101,227)
Net increase (decrease)	(115,436)	480,787	$(1,958,352)	$16,690,336
Class T
Shares sold	25,114	151,664	$590,683	$5,390,399
Reinvestment of distributions	30,599	26,640	781,504	801,072
Shares redeemed	(45,663)	(143,989)	(1,080,869)	(4,554,275)
Net increase (decrease)	10,050	34,315	$291,318	$1,637,196
Class B
Shares sold	28	2,771	$647	$95,500
Reinvestment of distributions	3,443	4,834	87,630	144,877
Shares redeemed	(7,534)	(15,827)	(179,703)	(523,534)
Net increase (decrease)	(4,063)	(8,222)	$(91,426)	$(283,157)
Class C
Shares sold	69,272	412,366	$1,686,759	$14,420,908
Reinvestment of distributions	55,713	38,139	1,398,404	1,131,586
Shares redeemed	(112,880)	(261,252)	(2,721,043)	(7,778,046)
Net increase (decrease)	12,105	189,253	$364,120	$7,774,448
China Region
Shares sold	2,127,375	18,091,274	$51,586,381	$635,141,274
Reinvestment of distributions	6,142,435	5,608,420	158,659,097	170,439,887
Shares redeemed	(7,626,217)	(20,336,385)	(183,247,122)	(642,334,138)
Net increase (decrease)	643,593	3,363,309	$26,998,356	$163,247,023
Class I
Shares sold	193,468	1,017,162	$5,004,992	$33,130,120
Reinvestment of distributions	99,936	58,945	2,565,348	1,781,897
Shares redeemed	(518,949)	(726,796)	(12,663,087)	(23,738,935)
Net increase (decrease)	(225,545)	349,311	$(5,092,747)	$11,173,082

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.32%
Actual		$1,000.00	$894.30	$6.22
Hypothetical-C		$1,000.00	$1,018.30	$6.62
Class T	1.68%
Actual		$1,000.00	$892.50	$7.91
Hypothetical-C		$1,000.00	$1,016.51	$8.42
Class B	2.11%
Actual		$1,000.00	$890.50	$9.92
Hypothetical-C		$1,000.00	$1,014.37	$10.57
Class C	2.08%
Actual		$1,000.00	$891.00	$9.78
Hypothetical-C		$1,000.00	$1,014.52	$10.42
China Region	1.03%
Actual		$1,000.00	$895.50	$4.85
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Class I	1.00%
Actual		$1,000.00	$895.70	$4.71
Hypothetical-C		$1,000.00	$1,019.89	$5.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AHKCI-SANN-0616
1.861454.107

Fidelity® Diversified International Fund Class K Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United Kingdom	15.6%
Japan	14.4%
United States of America*	9.9%
Germany	8.7%
Switzerland	4.7%
France	4.5%
Netherlands	4.4%
Canada	3.6%
Ireland	3.4%
Other	30.8%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	18.7%
Japan	14.6%
United States of America*	11.5%
Germany	8.0%
Switzerland	4.8%
France	4.1%
Netherlands	3.8%
Ireland	3.4%
Canada	3.2%
Other	27.9%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.9	96.1
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets (Liabilities)	1.1	3.8

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.2	1.9
ORIX Corp. (Japan, Diversified Financial Services)	1.9	1.8
Bayer AG (Germany, Pharmaceuticals)	1.8	1.5
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.8	1.6
AIA Group Ltd. (Hong Kong, Insurance)	1.6	1.5
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.5	1.5
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.5	1.1
Lloyds Banking Group PLC (United Kingdom, Banks)	1.4	1.4
Syngenta AG (Switzerland) (Switzerland, Chemicals)	1.4	1.1
Fresenius SE & Co. KGaA (Germany, Health Care Providers & Services)	1.4	1.3
	16.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	22.3
Health Care	17.8	17.5
Consumer Discretionary	15.5	16.5
Consumer Staples	15.2	12.3
Information Technology	12.9	11.9
Industrials	6.1	6.2
Materials	3.6	3.7
Energy	3.3	2.6
Telecommunication Services	2.6	2.7

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 1.2%
Ansell Ltd. (a)	2,952,731	$44,745,023
Australia & New Zealand Banking Group Ltd.	4,907,320	89,950,864
CSL Ltd.	218,565	17,479,433
Magellan Financial Group Ltd.	3,017,095	49,322,036
Ramsay Health Care Ltd.	877,853	43,352,535

TOTAL AUSTRALIA		244,849,891

Austria - 0.2%
Andritz AG	730,000	40,883,209
Bailiwick of Jersey - 2.0%
Shire PLC	2,402,900	149,945,770
Wolseley PLC	2,636,396	147,669,995
WPP PLC	5,247,109	122,586,031

TOTAL BAILIWICK OF JERSEY		420,201,796

Belgium - 2.6%
Anheuser-Busch InBev SA NV	3,016,230	373,348,662
KBC Groep NV	3,081,996	173,028,807

TOTAL BELGIUM		546,377,469

Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,721,481	206,966,968
Cenovus Energy, Inc.	2,569,500	40,732,729
CGI Group, Inc. Class A (sub. vtg.) (a)	3,291,700	150,378,771
Constellation Software, Inc.	67,838	26,511,266
Fairfax India Holdings Corp. (a)	5,973,900	66,310,290
Imperial Oil Ltd.	1,636,900	54,285,016
Keyera Corp. (b)	1,175,300	37,852,772
PrairieSky Royalty Ltd. (b)	940,198	19,797,586
Suncor Energy, Inc.	3,579,400	105,068,384
Tourmaline Oil Corp. (a)	2,189,900	50,510,645

TOTAL CANADA		758,414,427

Cayman Islands - 1.0%
58.com, Inc. ADR (a)	385,400	21,062,110
Alibaba Group Holding Ltd. sponsored ADR (a)	2,208,900	169,952,766
Regina Miracle International Holdings Ltd. (a)	12,439,271	18,874,469

TOTAL CAYMAN ISLANDS		209,889,345

China - 0.8%
Inner Mongoli Yili Industries Co. Ltd.	5,581,400	12,957,645
Kweichow Moutai Co. Ltd.	2,230,910	86,561,672
Qingdao Haier Co. Ltd.	45,397,678	58,412,069
Weifu High-Technology Co. Ltd. (B Shares)	2,943,629	6,223,558

TOTAL CHINA		164,154,944

Curacao - 0.8%
Schlumberger Ltd.	2,077,125	166,876,223
Denmark - 2.9%
Genmab A/S (a)	925,476	137,119,158
NNIT A/S	680,095	18,520,365
Novo Nordisk A/S Series B	8,155,495	455,357,133

TOTAL DENMARK		610,996,656

Finland - 0.3%
Sampo Oyj (A Shares)	1,329,300	58,038,244
France - 4.5%
Accor SA (b)	2,377,982	105,335,707
Air Liquide SA	241,570	27,398,058
ALTEN	384,500	23,774,673
Amundi SA	2,191,884	100,869,536
AXA SA	5,561,800	140,433,209
Capgemini SA	548,384	51,194,896
Danone SA	1,194,034	83,658,056
Publicis Groupe SA	618,016	45,735,174
Sanofi SA (b)	3,489,550	287,631,608
VINCI SA	576,300	43,051,375
Worldline SA (a)(c)	1,339,000	37,502,609

TOTAL FRANCE		946,584,901

Germany - 7.6%
adidas AG	1,203,800	155,209,100
Axel Springer Verlag AG	439,500	24,538,444
Bayer AG	3,288,262	379,346,358
Brenntag AG	863,800	50,651,513
Continental AG	522,000	114,641,948
Deutsche Boerse AG	478,900	39,312,247
Deutsche Post AG	686,477	20,164,069
Fresenius SE & Co. KGaA	3,988,100	290,068,774
KION Group AG	1,152,600	62,795,353
ProSiebenSat.1 Media AG	2,859,290	145,759,816
Rational AG	11,525	5,850,757
SAP AG	2,818,181	221,117,434
Symrise AG	1,253,800	83,067,501

TOTAL GERMANY		1,592,523,314

Hong Kong - 2.2%
AIA Group Ltd.	56,237,800	336,561,075
China Resources Beer Holdings Co. Ltd.	16,168,000	35,527,733
Hang Seng Bank Ltd.	1,586,900	28,771,377
Techtronic Industries Co. Ltd.	16,458,500	61,697,484

TOTAL HONG KONG		462,557,669

India - 3.1%
Apollo Hospitals Enterprise Ltd.	1,724,846	34,072,106
Axis Bank Ltd. (a)	6,056,162	43,069,769
Bharti Infratel Ltd.	15,702,404	88,634,882
HCL Technologies Ltd.	3,632,422	41,029,518
HDFC Bank Ltd. (a)	10,285,876	209,079,292
Housing Development Finance Corp. Ltd.	8,291,778	135,869,294
ITC Ltd.	16,601,304	81,212,693
LIC Housing Finance Ltd. (a)	3,164,765	22,025,741

TOTAL INDIA		654,993,295

Indonesia - 0.5%
PT Bank Central Asia Tbk	49,958,200	49,435,434
PT Bank Rakyat Indonesia Tbk	68,786,700	53,984,103

TOTAL INDONESIA		103,419,537

Ireland - 3.4%
Allergan PLC (a)	729,200	157,915,552
DCC PLC (United Kingdom)	815,289	72,190,327
Greencore Group PLC	9,774,700	51,530,549
Horizon Pharma PLC (a)	2,441,200	37,521,244
Kerry Group PLC Class A	1,019,000	90,859,179
Medtronic PLC	1,456,800	115,305,720
Ryanair Holdings PLC sponsored ADR	2,206,132	178,586,385

TOTAL IRELAND		703,908,956

Isle of Man - 0.6%
Optimal Payments PLC (a)	11,969,437	66,668,613
Playtech Ltd.	5,256,097	61,785,167

TOTAL ISLE OF MAN		128,453,780

Israel - 2.1%
Check Point Software Technologies Ltd. (a)	1,470,000	121,818,900
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,757,600	313,501,320

TOTAL ISRAEL		435,320,220

Italy - 0.7%
Intesa Sanpaolo SpA	38,694,000	107,561,598
Mediaset SpA	8,358,800	37,614,989

TOTAL ITALY		145,176,587

Japan - 14.4%
Astellas Pharma, Inc.	15,834,200	213,486,090
Casio Computer Co. Ltd. (b)	2,456,500	46,739,643
Dentsu, Inc.	1,877,400	95,388,833
Don Quijote Holdings Co. Ltd.	2,001,300	71,197,912
Fast Retailing Co. Ltd.	96,700	25,461,332
Glory Ltd. (d)	612,900	20,073,267
Hoya Corp.	8,342,600	319,473,825
Japan Exchange Group, Inc.	6,965,500	103,738,896
Japan Tobacco, Inc.	5,285,100	215,938,294
KDDI Corp.	7,392,800	212,955,026
Keyence Corp.	416,310	249,533,311
Kubota Corp.	750,000	10,925,142
Minebea Mitsumi, Inc.	2,614,000	21,411,246
Misumi Group, Inc.	2,029,200	28,022,800
Mitsubishi UFJ Financial Group, Inc.	23,766,100	109,676,167
NGK Spark Plug Co. Ltd.	1,653,600	32,978,359
Nippon Paint Holdings Co. Ltd.	444,200	11,663,310
Nitori Holdings Co. Ltd.	893,800	83,140,223
Olympus Corp.	2,352,800	91,657,147
ORIX Corp.	28,118,800	397,738,620
Rakuten, Inc.	9,015,800	98,014,054
Seven & i Holdings Co. Ltd.	2,509,900	102,410,039
SHIMANO, Inc.	632,300	90,716,983
Shinsei Bank Ltd.	26,481,000	37,115,145
SoftBank Corp.	1,627,900	87,532,999
Suzuki Motor Corp.	1,491,600	40,875,157
Tsuruha Holdings, Inc.	1,526,000	146,367,261
Welcia Holdings Co. Ltd.	614,600	32,464,695

TOTAL JAPAN		2,996,695,776

Korea (South) - 0.3%
Orion Corp.	70,722	57,408,480
Luxembourg - 0.4%
Eurofins Scientific SA	217,579	80,733,439
Netherlands - 4.4%
AerCap Holdings NV (a)	1,739,700	69,605,397
Altice NV:
Class A (a)	9,058,138	137,429,277
Class B (a)	3,110,964	47,537,683
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (a)(c)	1,832,000	5,438,796
IMCD Group BV	1,604,947	64,798,873
ING Groep NV (Certificaten Van Aandelen)	10,426,800	127,689,822
NXP Semiconductors NV (a)	906,600	77,314,848
RELX NV	7,705,506	129,303,844
Unilever NV (Certificaten Van Aandelen) (Bearer) (b)	5,700,157	250,407,003

TOTAL NETHERLANDS		909,525,543

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	2,763,492	17,231,402
Norway - 0.4%
Statoil ASA (b)	5,237,700	92,190,303
Philippines - 0.2%
Alliance Global Group, Inc.	150,892,156	46,517,195
Singapore - 0.6%
Broadcom Ltd.	416,400	60,690,300
United Overseas Bank Ltd.	4,329,000	59,872,402

TOTAL SINGAPORE		120,562,702

South Africa - 1.0%
Naspers Ltd. Class N	1,502,599	206,171,751
Spain - 2.2%
Amadeus IT Holding SA Class A	3,632,600	165,298,873
Hispania Activos Inmobiliarios SA (a)	2,463,300	36,103,701
Inditex SA	7,342,542	235,706,441
Telepizza Group SAU	2,185,800	15,392,529

TOTAL SPAIN		452,501,544

Sweden - 2.7%
ASSA ABLOY AB (B Shares)	4,478,400	93,912,864
Coor Service Management Holding AB (e)	5,263,600	24,907,297
HEXPOL AB (B Shares) (b)	1,620,800	16,752,038
Nordea Bank AB	13,901,600	134,940,099
Svenska Cellulosa AB (SCA) (B Shares)	6,608,800	208,128,501
Svenska Handelsbanken AB (A Shares)	6,706,700	89,468,403

TOTAL SWEDEN		568,109,202

Switzerland - 4.7%
Actelion Ltd.	671,276	108,462,191
Compagnie Financiere Richemont SA Series A	532,865	35,531,583
Credit Suisse Group AG	5,797,094	88,222,860
GAM Holding Ltd.	990,613	12,908,019
Julius Baer Group Ltd.	760,650	32,598,242
Roche Holding AG (participation certificate)	618,734	156,545,411
Sika AG	27,395	116,599,380
Syngenta AG (Switzerland)	726,566	290,838,470
UBS Group AG	8,657,887	149,818,539

TOTAL SWITZERLAND		991,524,695

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,430,600	246,057,854
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	9,204,200	44,017,795
United Kingdom - 15.6%
AA PLC	5,871,215	23,900,330
Associated British Foods PLC	1,646,000	73,690,821
B&M European Value Retail S.A.	27,155,047	110,065,654
British American Tobacco PLC sponsored ADR	826,200	100,920,330
BT Group PLC	24,345,500	157,809,263
Bunzl PLC	1,849,170	55,092,042
Capita Group PLC	3,160,500	46,225,825
Compass Group PLC	6,437,376	114,639,295
Dignity PLC	178,900	6,378,154
Essentra PLC (e)	13,275,712	157,510,190
Halma PLC	1,243,100	16,201,892
Howden Joinery Group PLC	6,018,400	43,441,299
IMI PLC	1,829,535	24,994,654
Imperial Tobacco Group PLC	2,904,132	157,789,806
Indivior PLC	10,338,900	24,291,547
ITV PLC	43,061,500	141,694,288
Liberty Global PLC:
Class A (a)	1,680,900	63,420,357
Class C (a)	718,400	26,293,440
Lloyds Banking Group PLC	306,526,900	300,859,529
London Stock Exchange Group PLC	2,519,800	99,887,391
Melrose Industries PLC	3,752,192	20,466,230
Micro Focus International PLC	4,225,300	94,397,358
Next PLC	1,913,500	142,172,050
Poundland Group PLC (e)	15,009,178	37,720,736
Prudential PLC	12,855,975	253,770,955
Reckitt Benckiser Group PLC	2,273,387	221,470,848
Rio Tinto PLC	621,100	20,835,605
Rolls-Royce Group PLC	8,079,900	79,040,808
SABMiller PLC	2,138,400	130,761,294
Schroders PLC	1,512,300	55,551,786
Softcat PLC	5,267,100	24,550,314
Sophos Group PLC	5,554,717	16,662,712
Spectris PLC	1,737,400	46,227,943
St. James's Place Capital PLC	13,249,300	167,844,392
The Restaurant Group PLC	6,201,467	24,927,563
Virgin Money Holdings Uk PLC	11,584,682	61,800,324
Whitbread PLC	1,838,197	103,997,334

TOTAL UNITED KINGDOM		3,247,304,359

United States of America - 8.3%
Alphabet, Inc.:
Class A	108,805	77,020,883
Class C	210,903	146,157,888
Amgen, Inc.	703,400	111,348,220
Baxalta, Inc.	1,278,200	53,620,490
Celgene Corp. (a)	714,300	73,865,763
Coach, Inc.	519,800	20,932,346
Cognizant Technology Solutions Corp. Class A (a)	1,037,400	60,553,038
Coty, Inc. Class A (b)	3,195,800	97,152,320
Fidelity National Information Services, Inc.	530,700	34,920,060
Las Vegas Sands Corp.	1,943,100	87,730,965
MasterCard, Inc. Class A	1,636,500	158,724,135
McGraw Hill Financial, Inc.	2,269,000	242,442,650
Mead Johnson Nutrition Co. Class A	247,400	21,560,910
Molson Coors Brewing Co. Class B	636,800	60,897,184
MSCI, Inc. Class A	289,000	21,946,660
NJOY, Inc. (a)(f)	9,361,812	1,198,312
Noble Energy, Inc.	924,856	33,396,550
Oceaneering International, Inc.	1,246,600	45,687,890
Phillips 66 Co.	533,400	43,797,474
Qualcomm, Inc.	1,726,000	87,197,520
Spectrum Brands Holdings, Inc.	249,700	28,365,920
Verisk Analytics, Inc. (a)	274,800	21,318,984
Visa, Inc. Class A	2,191,300	169,256,012
Western Digital Corp.	681,800	27,861,757

TOTAL UNITED STATES OF AMERICA		1,726,953,931

TOTAL COMMON STOCKS
(Cost $16,457,701,662)		20,197,126,434

Nonconvertible Preferred Stocks - 1.6%
Brazil - 0.5%
Itau Unibanco Holding SA	10,727,500	102,526,110
Germany - 1.1%
Henkel AG & Co. KGaA	1,864,900	212,857,045
Jungheinrich AG	133,700	12,604,162

TOTAL GERMANY		225,461,207

United Kingdom - 0.0%
Rolls-Royce Group PLC	573,672,900	838,222
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $262,716,240)		328,825,539
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.33% 5/26/16 to 7/28/16(g)
(Cost $6,617,073)	6,620,000	6,617,900
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.38% (h)	193,027,021	193,027,021
Fidelity Securities Lending Cash Central Fund, 0.42% (h)(i)	489,239,092	489,239,092
TOTAL MONEY MARKET FUNDS
(Cost $682,266,113)		682,266,113
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $17,409,301,088)		21,214,835,986
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(352,640,308)
NET ASSETS - 100%		$20,862,195,678

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,256 CME Nikkei 225 Index Contracts (United States)	June 2016	100,009,000	$(6,820,937)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,941,405 or 0.2% of net assets.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated company

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,198,312 or 0.0% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,617,900.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	6/7/13 - 2/14/14	$10,471,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$900,333
Fidelity Securities Lending Cash Central Fund	2,758,295
Total	$3,658,628

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Coor Service Management Holding AB	$22,025,249	$--	$564,115	$1,114,274	$24,907,297
Essentra PLC	176,517,577	--	3,709,777	2,787,249	157,510,190
Fairfax India Holdings Corp.	64,252,650	--	1,493,380	--	--
Poundland Group PLC	60,695,655	2,415,927	1,011,783	347,496	37,720,736
Total	$323,491,131	$2,415,927	$6,779,055	$4,249,019	$220,138,223

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,236,726,516	$2,251,951,672	$983,576,532	$1,198,312
Consumer Staples	3,141,213,908	2,303,376,982	837,836,926	--
Energy	690,195,572	598,005,269	92,190,303	--
Financials	4,500,290,519	2,169,305,491	2,330,985,028	--
Health Care	3,732,597,624	2,058,500,640	1,674,096,984	--
Industrials	1,262,597,991	1,014,331,472	248,266,519	--
Information Technology	2,690,733,121	2,220,082,376	470,650,745	--
Materials	724,664,552	664,767,579	59,896,973	--
Telecommunication Services	546,932,170	88,634,882	458,297,288	--
Government Obligations	6,617,900	--	6,617,900	--
Money Market Funds	682,266,113	682,266,113	--	--
Total Investments in Securities:	$21,214,835,986	$14,051,222,476	$7,162,415,198	$1,198,312
Derivative Instruments:
Liabilities
Futures Contracts	$(6,820,937)	$(6,820,937)	$--	$--
Total Liabilities	$(6,820,937)	$(6,820,937)	$--	$--
Total Derivative Instruments:	$(6,820,937)	$(6,820,937)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$327,803,309
Level 2 to Level 1	$2,317,070,644

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,820,937)
Total Equity Risk	0	(6,820,937)
Total Value of Derivatives	$0	$(6,820,937)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016
Assets
Investment in securities, at value (including securities loaned of $456,030,327) — See accompanying schedule: Unaffiliated issuers (cost $16,486,374,161)	$20,312,431,650
Fidelity Central Funds (cost $682,266,113)	682,266,113
Other affiliated issuers (cost $240,660,814)	220,138,223
Total Investments (cost $17,409,301,088)		$21,214,835,986
Foreign currency held at value (cost $1,167,659)		1,167,659
Receivable for investments sold
Regular delivery		73,143,255
Delayed delivery		453,889
Receivable for fund shares sold		14,641,483
Dividends receivable		123,105,241
Distributions receivable from Fidelity Central Funds		1,052,340
Prepaid expenses		18,989
Other receivables		1,595,224
Total assets		21,430,014,066
Liabilities
Payable for investments purchased	$23,866,675
Payable for fund shares redeemed	33,350,437
Accrued management fee	14,746,567
Payable for daily variation margin for derivative instruments	2,574,800
Other affiliated payables	2,280,994
Other payables and accrued expenses	1,759,823
Collateral on securities loaned, at value	489,239,092
Total liabilities		567,818,388
Net Assets		$20,862,195,678
Net Assets consist of:
Paid in capital		$17,325,464,003
Undistributed net investment income		129,578,937
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(393,065,236)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,800,217,974
Net Assets		$20,862,195,678
Diversified International:
Net Asset Value, offering price and redemption price per share ($11,817,235,192 ÷ 345,097,099 shares)		$34.24
Class K:
Net Asset Value, offering price and redemption price per share ($9,044,960,486 ÷ 264,569,911 shares)		$34.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016
Investment Income
Dividends (including $4,249,019 earned from other affiliated issuers)		$254,410,456
Interest		41,262
Income from Fidelity Central Funds		3,658,628
Income before foreign taxes withheld		258,110,346
Less foreign taxes withheld		(18,972,856)
Total income		239,137,490
Expenses
Management fee
Basic fee	$71,844,117
Performance adjustment	21,391,508
Transfer agent fees	12,847,941
Accounting and security lending fees	1,129,743
Custodian fees and expenses	998,619
Independent trustees' compensation	47,597
Appreciation in deferred trustee compensation account	5
Registration fees	95,852
Audit	91,476
Legal	32,513
Miscellaneous	75,690
Total expenses before reductions	108,555,061
Expense reductions	(238,137)	108,316,924
Net investment income (loss)		130,820,566
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(177,598,081)
Other affiliated issuers	1,794,941
Foreign currency transactions	1,239,915
Futures contracts	(6,473,079)
Total net realized gain (loss)		(181,036,304)
Change in net unrealized appreciation (depreciation) on: Investment securities	(837,341,372)
Assets and liabilities in foreign currencies	1,303,758
Futures contracts	(12,506,904)
Total change in net unrealized appreciation (depreciation)		(848,544,518)
Net gain (loss)		(1,029,580,822)
Net increase (decrease) in net assets resulting from operations		$(898,760,256)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,820,566	$255,650,579
Net realized gain (loss)	(181,036,304)	526,274,148
Change in net unrealized appreciation (depreciation)	(848,544,518)	59,726,439
Net increase (decrease) in net assets resulting from operations	(898,760,256)	841,651,166
Distributions to shareholders from net investment income	(211,286,764)	(285,525,428)
Distributions to shareholders from net realized gain	(103,786,301)	(625,108,082)
Total distributions	(315,073,065)	(910,633,510)
Share transactions - net increase (decrease)	(1,127,571,911)	(1,643,491,859)
Redemption fees	78,123	259,689
Total increase (decrease) in net assets	(2,341,327,109)	(1,712,214,514)
Net Assets
Beginning of period	23,203,522,787	24,915,737,301
End of period (including undistributed net investment income of $129,578,937 and undistributed net investment income of $210,045,135, respectively)	$20,862,195,678	$23,203,522,787

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Diversified International Fund

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$36.07	$36.22	$35.89	$29.07	$27.49	$29.49
Income from Investment Operations
Net investment income (loss)A	.20	.36	.60B	.44	.42	.53C
Net realized and unrealized gain (loss)	(1.56)	.80	.28	6.90	1.65	(1.99)
Total from investment operations	(1.36)	1.16	.88	7.34	2.07	(1.46)
Distributions from net investment income	(.31)	(.40)	(.32)	(.46)	(.49)	(.46)
Distributions from net realized gain	(.16)	(.92)	(.23)	(.07)	–	(.08)
Total distributions	(.47)	(1.31)D	(.55)	(.52)E	(.49)	(.54)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$34.24	$36.07	$36.22	$35.89	$29.07	$27.49
Total ReturnG,H	(3.81)%	3.29%	2.48%	25.66%	7.72%	(5.07)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.07%K	1.00%	.93%	.94%	1.01%	.90%
Expenses net of fee waivers, if any	1.07%K	.99%	.93%	.94%	1.01%	.89%
Expenses net of all reductions	1.07%K	.99%	.92%	.92%	.99%	.87%
Net investment income (loss)	1.17%K	.98%	1.65%B	1.38%	1.53%	1.78%C
Supplemental Data
Net assets, end of period (000 omitted)	$11,817,235	$13,059,983	$13,781,306	$14,432,586	$13,269,769	$17,285,369
Portfolio turnover rateL	24%K,M	31%M	39%M	52%	35%	45%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%.

 D Total distributions of $1.31 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $.917 per share.

 E Total distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Diversified International Fund Class K

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$36.04	$36.20	$35.87	$29.06	$27.51	$29.51
Income from Investment Operations
Net investment income (loss)A	.22	.40	.65B	.49	.47	.58C
Net realized and unrealized gain (loss)	(1.55)	.80	.28	6.90	1.63	(1.97)
Total from investment operations	(1.33)	1.20	.93	7.39	2.10	(1.39)
Distributions from net investment income	(.36)	(.45)	(.37)	(.51)	(.55)	(.53)
Distributions from net realized gain	(.16)	(.92)	(.23)	(.07)	–	(.08)
Total distributions	(.52)	(1.36)D	(.60)	(.58)	(.55)	(.61)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$34.19	$36.04	$36.20	$35.87	$29.06	$27.51
Total ReturnF,G	(3.74)%	3.40%	2.63%	25.86%	7.86%	(4.87)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.94%J	.87%	.80%	.80%	.84%	.73%
Expenses net of fee waivers, if any	.94%J	.87%	.80%	.80%	.84%	.72%
Expenses net of all reductions	.94%J	.86%	.79%	.78%	.83%	.70%
Net investment income (loss)	1.30%J	1.10%	1.78%B	1.52%	1.70%	1.95%C
Supplemental Data
Net assets, end of period (000 omitted)	$9,044,960	$10,143,540	$11,134,431	$11,541,599	$8,885,304	$8,115,192
Portfolio turnover rateK	24%J,L	31%L	39%L	52%	35%	45%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2016

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, passive foreign investments companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,689,597,730
Gross unrealized depreciation	(1,074,896,131)
Net unrealized appreciation (depreciation) on securities	$3,614,701,599
Tax cost	$17,600,134,387

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(6,473,079) and a change in net unrealized appreciation (depreciation) of $(12,506,904) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,543,180,989 and $2,682,802,377, respectively.

Redemptions In-Kind. During the period, 14,413,032 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments with a value of $486,333,150. The net realized gain of $139,782,567 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Diversified International	$10,659,258.18
Class K	2,188,683.05
	$12,847,941

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,265 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,093 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,758,295. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $156,463 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $956.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $80,718.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Diversified International	$111,194,421	$149,948,658
Class K	100,092,343	135,576,770
Total	$211,286,764	$285,525,428
From net realized gain
Diversified International	$58,466,749	$346,354,986
Class K	45,319,552	278,753,096
Total	$103,786,301	$625,108,082

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Diversified International
Shares sold	22,545,924	68,897,294	$754,790,846	$2,502,582,724
Reinvestment of distributions	4,457,297	13,245,636	158,724,354	468,498,147
Shares redeemed	(43,948,563)	(100,568,411)(a)	(1,481,054,664)	(3,650,099,531)(a)
Net increase (decrease)	(16,945,342)	(18,425,481)	$(567,539,464)	$(679,018,660)
Class K
Shares sold	23,311,890	62,832,809	$787,966,013	$2,295,823,882
Reinvestment of distributions	4,092,651	11,737,390	145,411,895	414,329,866
Shares redeemed	(44,273,186)(b)	(100,745,655)(a)	(1,493,410,355)(b)	(3,674,626,947)(a)
Net increase (decrease)	(16,868,645)	(26,175,456)	$(560,032,447)	$(964,473,199)

 (a) Amount includes in-kind redemptions

 (b) Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2016 and for the year ended October 31, 2015, and the financial highlights for the six months ended April 30, 2016 and for each of the five years in the period ended October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2016, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended April 30, 2016 and for the year ended October 31, 2015, and the financial highlights for the six months ended April 30, 2016 and for each of the five years in the period ended October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 15, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Diversified International	1.07%
Actual		$1,000.00	$961.90	$5.22
Hypothetical-C		$1,000.00	$1,019.54	$5.37
Class K	.94%
Actual		$1,000.00	$962.60	$4.59
Hypothetical-C		$1,000.00	$1,020.19	$4.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

DIF-K-SANN-0616
1.863008.107

Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund

Fidelity® International Capital Appreciation Fund

Fidelity® Overseas Fund

Fidelity® Worldwide Fund

Semi-Annual Report

April 30, 2016

Contents

Fidelity® Diversified International Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® International Capital Appreciation Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Overseas Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Worldwide Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Auditors
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Diversified International Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United Kingdom	15.6%
Japan	14.4%
United States of America*	9.9%
Germany	8.7%
Switzerland	4.7%
France	4.5%
Netherlands	4.4%
Canada	3.6%
Ireland	3.4%
Other	30.8%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	18.7%
Japan	14.6%
United States of America*	11.5%
Germany	8.0%
Switzerland	4.8%
France	4.1%
Netherlands	3.8%
Ireland	3.4%
Canada	3.2%
Other	27.9%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.9	96.1
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets (Liabilities)	1.1	3.8

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.2	1.9
ORIX Corp. (Japan, Diversified Financial Services)	1.9	1.8
Bayer AG (Germany, Pharmaceuticals)	1.8	1.5
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.8	1.6
AIA Group Ltd. (Hong Kong, Insurance)	1.6	1.5
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.5	1.5
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	1.5	1.1
Lloyds Banking Group PLC (United Kingdom, Banks)	1.4	1.4
Syngenta AG (Switzerland) (Switzerland, Chemicals)	1.4	1.1
Fresenius SE & Co. KGaA (Germany, Health Care Providers & Services)	1.4	1.3
	16.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	22.3
Health Care	17.8	17.5
Consumer Discretionary	15.5	16.5
Consumer Staples	15.2	12.3
Information Technology	12.9	11.9
Industrials	6.1	6.2
Materials	3.6	3.7
Energy	3.3	2.6
Telecommunication Services	2.6	2.7

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Diversified International Fund

Investments April 30, 2016

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 1.2%
Ansell Ltd. (a)	2,952,731	$44,745,023
Australia & New Zealand Banking Group Ltd.	4,907,320	89,950,864
CSL Ltd.	218,565	17,479,433
Magellan Financial Group Ltd.	3,017,095	49,322,036
Ramsay Health Care Ltd.	877,853	43,352,535

TOTAL AUSTRALIA		244,849,891

Austria - 0.2%
Andritz AG	730,000	40,883,209
Bailiwick of Jersey - 2.0%
Shire PLC	2,402,900	149,945,770
Wolseley PLC	2,636,396	147,669,995
WPP PLC	5,247,109	122,586,031

TOTAL BAILIWICK OF JERSEY		420,201,796

Belgium - 2.6%
Anheuser-Busch InBev SA NV	3,016,230	373,348,662
KBC Groep NV	3,081,996	173,028,807

TOTAL BELGIUM		546,377,469

Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,721,481	206,966,968
Cenovus Energy, Inc.	2,569,500	40,732,729
CGI Group, Inc. Class A (sub. vtg.) (a)	3,291,700	150,378,771
Constellation Software, Inc.	67,838	26,511,266
Fairfax India Holdings Corp. (a)	5,973,900	66,310,290
Imperial Oil Ltd.	1,636,900	54,285,016
Keyera Corp. (b)	1,175,300	37,852,772
PrairieSky Royalty Ltd. (b)	940,198	19,797,586
Suncor Energy, Inc.	3,579,400	105,068,384
Tourmaline Oil Corp. (a)	2,189,900	50,510,645

TOTAL CANADA		758,414,427

Cayman Islands - 1.0%
58.com, Inc. ADR (a)	385,400	21,062,110
Alibaba Group Holding Ltd. sponsored ADR (a)	2,208,900	169,952,766
Regina Miracle International Holdings Ltd. (a)	12,439,271	18,874,469

TOTAL CAYMAN ISLANDS		209,889,345

China - 0.8%
Inner Mongoli Yili Industries Co. Ltd.	5,581,400	12,957,645
Kweichow Moutai Co. Ltd.	2,230,910	86,561,672
Qingdao Haier Co. Ltd.	45,397,678	58,412,069
Weifu High-Technology Co. Ltd. (B Shares)	2,943,629	6,223,558

TOTAL CHINA		164,154,944

Curacao - 0.8%
Schlumberger Ltd.	2,077,125	166,876,223
Denmark - 2.9%
Genmab A/S (a)	925,476	137,119,158
NNIT A/S	680,095	18,520,365
Novo Nordisk A/S Series B	8,155,495	455,357,133

TOTAL DENMARK		610,996,656

Finland - 0.3%
Sampo Oyj (A Shares)	1,329,300	58,038,244
France - 4.5%
Accor SA (b)	2,377,982	105,335,707
Air Liquide SA	241,570	27,398,058
ALTEN	384,500	23,774,673
Amundi SA	2,191,884	100,869,536
AXA SA	5,561,800	140,433,209
Capgemini SA	548,384	51,194,896
Danone SA	1,194,034	83,658,056
Publicis Groupe SA	618,016	45,735,174
Sanofi SA (b)	3,489,550	287,631,608
VINCI SA	576,300	43,051,375
Worldline SA (a)(c)	1,339,000	37,502,609

TOTAL FRANCE		946,584,901

Germany - 7.6%
adidas AG	1,203,800	155,209,100
Axel Springer Verlag AG	439,500	24,538,444
Bayer AG	3,288,262	379,346,358
Brenntag AG	863,800	50,651,513
Continental AG	522,000	114,641,948
Deutsche Boerse AG	478,900	39,312,247
Deutsche Post AG	686,477	20,164,069
Fresenius SE & Co. KGaA	3,988,100	290,068,774
KION Group AG	1,152,600	62,795,353
ProSiebenSat.1 Media AG	2,859,290	145,759,816
Rational AG	11,525	5,850,757
SAP AG	2,818,181	221,117,434
Symrise AG	1,253,800	83,067,501

TOTAL GERMANY		1,592,523,314

Hong Kong - 2.2%
AIA Group Ltd.	56,237,800	336,561,075
China Resources Beer Holdings Co. Ltd.	16,168,000	35,527,733
Hang Seng Bank Ltd.	1,586,900	28,771,377
Techtronic Industries Co. Ltd.	16,458,500	61,697,484

TOTAL HONG KONG		462,557,669

India - 3.1%
Apollo Hospitals Enterprise Ltd.	1,724,846	34,072,106
Axis Bank Ltd. (a)	6,056,162	43,069,769
Bharti Infratel Ltd.	15,702,404	88,634,882
HCL Technologies Ltd.	3,632,422	41,029,518
HDFC Bank Ltd. (a)	10,285,876	209,079,292
Housing Development Finance Corp. Ltd.	8,291,778	135,869,294
ITC Ltd.	16,601,304	81,212,693
LIC Housing Finance Ltd. (a)	3,164,765	22,025,741

TOTAL INDIA		654,993,295

Indonesia - 0.5%
PT Bank Central Asia Tbk	49,958,200	49,435,434
PT Bank Rakyat Indonesia Tbk	68,786,700	53,984,103

TOTAL INDONESIA		103,419,537

Ireland - 3.4%
Allergan PLC (a)	729,200	157,915,552
DCC PLC (United Kingdom)	815,289	72,190,327
Greencore Group PLC	9,774,700	51,530,549
Horizon Pharma PLC (a)	2,441,200	37,521,244
Kerry Group PLC Class A	1,019,000	90,859,179
Medtronic PLC	1,456,800	115,305,720
Ryanair Holdings PLC sponsored ADR	2,206,132	178,586,385

TOTAL IRELAND		703,908,956

Isle of Man - 0.6%
Optimal Payments PLC (a)	11,969,437	66,668,613
Playtech Ltd.	5,256,097	61,785,167

TOTAL ISLE OF MAN		128,453,780

Israel - 2.1%
Check Point Software Technologies Ltd. (a)	1,470,000	121,818,900
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,757,600	313,501,320

TOTAL ISRAEL		435,320,220

Italy - 0.7%
Intesa Sanpaolo SpA	38,694,000	107,561,598
Mediaset SpA	8,358,800	37,614,989

TOTAL ITALY		145,176,587

Japan - 14.4%
Astellas Pharma, Inc.	15,834,200	213,486,090
Casio Computer Co. Ltd. (b)	2,456,500	46,739,643
Dentsu, Inc.	1,877,400	95,388,833
Don Quijote Holdings Co. Ltd.	2,001,300	71,197,912
Fast Retailing Co. Ltd.	96,700	25,461,332
Glory Ltd. (d)	612,900	20,073,267
Hoya Corp.	8,342,600	319,473,825
Japan Exchange Group, Inc.	6,965,500	103,738,896
Japan Tobacco, Inc.	5,285,100	215,938,294
KDDI Corp.	7,392,800	212,955,026
Keyence Corp.	416,310	249,533,311
Kubota Corp.	750,000	10,925,142
Minebea Mitsumi, Inc.	2,614,000	21,411,246
Misumi Group, Inc.	2,029,200	28,022,800
Mitsubishi UFJ Financial Group, Inc.	23,766,100	109,676,167
NGK Spark Plug Co. Ltd.	1,653,600	32,978,359
Nippon Paint Holdings Co. Ltd.	444,200	11,663,310
Nitori Holdings Co. Ltd.	893,800	83,140,223
Olympus Corp.	2,352,800	91,657,147
ORIX Corp.	28,118,800	397,738,620
Rakuten, Inc.	9,015,800	98,014,054
Seven & i Holdings Co. Ltd.	2,509,900	102,410,039
SHIMANO, Inc.	632,300	90,716,983
Shinsei Bank Ltd.	26,481,000	37,115,145
SoftBank Corp.	1,627,900	87,532,999
Suzuki Motor Corp.	1,491,600	40,875,157
Tsuruha Holdings, Inc.	1,526,000	146,367,261
Welcia Holdings Co. Ltd.	614,600	32,464,695

TOTAL JAPAN		2,996,695,776

Korea (South) - 0.3%
Orion Corp.	70,722	57,408,480
Luxembourg - 0.4%
Eurofins Scientific SA	217,579	80,733,439
Netherlands - 4.4%
AerCap Holdings NV (a)	1,739,700	69,605,397
Altice NV:
Class A (a)	9,058,138	137,429,277
Class B (a)	3,110,964	47,537,683
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (a)(c)	1,832,000	5,438,796
IMCD Group BV	1,604,947	64,798,873
ING Groep NV (Certificaten Van Aandelen)	10,426,800	127,689,822
NXP Semiconductors NV (a)	906,600	77,314,848
RELX NV	7,705,506	129,303,844
Unilever NV (Certificaten Van Aandelen) (Bearer) (b)	5,700,157	250,407,003

TOTAL NETHERLANDS		909,525,543

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	2,763,492	17,231,402
Norway - 0.4%
Statoil ASA (b)	5,237,700	92,190,303
Philippines - 0.2%
Alliance Global Group, Inc.	150,892,156	46,517,195
Singapore - 0.6%
Broadcom Ltd.	416,400	60,690,300
United Overseas Bank Ltd.	4,329,000	59,872,402

TOTAL SINGAPORE		120,562,702

South Africa - 1.0%
Naspers Ltd. Class N	1,502,599	206,171,751
Spain - 2.2%
Amadeus IT Holding SA Class A	3,632,600	165,298,873
Hispania Activos Inmobiliarios SA (a)	2,463,300	36,103,701
Inditex SA	7,342,542	235,706,441
Telepizza Group SAU	2,185,800	15,392,529

TOTAL SPAIN		452,501,544

Sweden - 2.7%
ASSA ABLOY AB (B Shares)	4,478,400	93,912,864
Coor Service Management Holding AB (e)	5,263,600	24,907,297
HEXPOL AB (B Shares) (b)	1,620,800	16,752,038
Nordea Bank AB	13,901,600	134,940,099
Svenska Cellulosa AB (SCA) (B Shares)	6,608,800	208,128,501
Svenska Handelsbanken AB (A Shares)	6,706,700	89,468,403

TOTAL SWEDEN		568,109,202

Switzerland - 4.7%
Actelion Ltd.	671,276	108,462,191
Compagnie Financiere Richemont SA Series A	532,865	35,531,583
Credit Suisse Group AG	5,797,094	88,222,860
GAM Holding Ltd.	990,613	12,908,019
Julius Baer Group Ltd.	760,650	32,598,242
Roche Holding AG (participation certificate)	618,734	156,545,411
Sika AG	27,395	116,599,380
Syngenta AG (Switzerland)	726,566	290,838,470
UBS Group AG	8,657,887	149,818,539

TOTAL SWITZERLAND		991,524,695

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,430,600	246,057,854
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	9,204,200	44,017,795
United Kingdom - 15.6%
AA PLC	5,871,215	23,900,330
Associated British Foods PLC	1,646,000	73,690,821
B&M European Value Retail S.A.	27,155,047	110,065,654
British American Tobacco PLC sponsored ADR	826,200	100,920,330
BT Group PLC	24,345,500	157,809,263
Bunzl PLC	1,849,170	55,092,042
Capita Group PLC	3,160,500	46,225,825
Compass Group PLC	6,437,376	114,639,295
Dignity PLC	178,900	6,378,154
Essentra PLC (e)	13,275,712	157,510,190
Halma PLC	1,243,100	16,201,892
Howden Joinery Group PLC	6,018,400	43,441,299
IMI PLC	1,829,535	24,994,654
Imperial Tobacco Group PLC	2,904,132	157,789,806
Indivior PLC	10,338,900	24,291,547
ITV PLC	43,061,500	141,694,288
Liberty Global PLC:
Class A (a)	1,680,900	63,420,357
Class C (a)	718,400	26,293,440
Lloyds Banking Group PLC	306,526,900	300,859,529
London Stock Exchange Group PLC	2,519,800	99,887,391
Melrose Industries PLC	3,752,192	20,466,230
Micro Focus International PLC	4,225,300	94,397,358
Next PLC	1,913,500	142,172,050
Poundland Group PLC (e)	15,009,178	37,720,736
Prudential PLC	12,855,975	253,770,955
Reckitt Benckiser Group PLC	2,273,387	221,470,848
Rio Tinto PLC	621,100	20,835,605
Rolls-Royce Group PLC	8,079,900	79,040,808
SABMiller PLC	2,138,400	130,761,294
Schroders PLC	1,512,300	55,551,786
Softcat PLC	5,267,100	24,550,314
Sophos Group PLC	5,554,717	16,662,712
Spectris PLC	1,737,400	46,227,943
St. James's Place Capital PLC	13,249,300	167,844,392
The Restaurant Group PLC	6,201,467	24,927,563
Virgin Money Holdings Uk PLC	11,584,682	61,800,324
Whitbread PLC	1,838,197	103,997,334

TOTAL UNITED KINGDOM		3,247,304,359

United States of America - 8.3%
Alphabet, Inc.:
Class A	108,805	77,020,883
Class C	210,903	146,157,888
Amgen, Inc.	703,400	111,348,220
Baxalta, Inc.	1,278,200	53,620,490
Celgene Corp. (a)	714,300	73,865,763
Coach, Inc.	519,800	20,932,346
Cognizant Technology Solutions Corp. Class A (a)	1,037,400	60,553,038
Coty, Inc. Class A (b)	3,195,800	97,152,320
Fidelity National Information Services, Inc.	530,700	34,920,060
Las Vegas Sands Corp.	1,943,100	87,730,965
MasterCard, Inc. Class A	1,636,500	158,724,135
McGraw Hill Financial, Inc.	2,269,000	242,442,650
Mead Johnson Nutrition Co. Class A	247,400	21,560,910
Molson Coors Brewing Co. Class B	636,800	60,897,184
MSCI, Inc. Class A	289,000	21,946,660
NJOY, Inc. (a)(f)	9,361,812	1,198,312
Noble Energy, Inc.	924,856	33,396,550
Oceaneering International, Inc.	1,246,600	45,687,890
Phillips 66 Co.	533,400	43,797,474
Qualcomm, Inc.	1,726,000	87,197,520
Spectrum Brands Holdings, Inc.	249,700	28,365,920
Verisk Analytics, Inc. (a)	274,800	21,318,984
Visa, Inc. Class A	2,191,300	169,256,012
Western Digital Corp.	681,800	27,861,757

TOTAL UNITED STATES OF AMERICA		1,726,953,931

TOTAL COMMON STOCKS
(Cost $16,457,701,662)		20,197,126,434

Nonconvertible Preferred Stocks - 1.6%
Brazil - 0.5%
Itau Unibanco Holding SA	10,727,500	102,526,110
Germany - 1.1%
Henkel AG & Co. KGaA	1,864,900	212,857,045
Jungheinrich AG	133,700	12,604,162

TOTAL GERMANY		225,461,207

United Kingdom - 0.0%
Rolls-Royce Group PLC	573,672,900	838,222
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $262,716,240)		328,825,539
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.33% 5/26/16 to 7/28/16(g)
(Cost $6,617,073)	6,620,000	6,617,900
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.38% (h)	193,027,021	193,027,021
Fidelity Securities Lending Cash Central Fund, 0.42% (h)(i)	489,239,092	489,239,092
TOTAL MONEY MARKET FUNDS
(Cost $682,266,113)		682,266,113
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $17,409,301,088)		21,214,835,986
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(352,640,308)
NET ASSETS - 100%		$20,862,195,678

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,256 CME Nikkei 225 Index Contracts (United States)	June 2016	100,009,000	$(6,820,937)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,941,405 or 0.2% of net assets.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated company

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,198,312 or 0.0% of net assets.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,617,900.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	6/7/13 - 2/14/14	$10,471,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$900,333
Fidelity Securities Lending Cash Central Fund	2,758,295
Total	$3,658,628

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Coor Service Management Holding AB	$22,025,249	$--	$564,115	$1,114,274	$24,907,297
Essentra PLC	176,517,577	--	3,709,777	2,787,249	157,510,190
Fairfax India Holdings Corp.	64,252,650	--	1,493,380	--	--
Poundland Group PLC	60,695,655	2,415,927	1,011,783	347,496	37,720,736
Total	$323,491,131	$2,415,927	$6,779,055	$4,249,019	$220,138,223

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,236,726,516	$2,251,951,672	$983,576,532	$1,198,312
Consumer Staples	3,141,213,908	2,303,376,982	837,836,926	--
Energy	690,195,572	598,005,269	92,190,303	--
Financials	4,500,290,519	2,169,305,491	2,330,985,028	--
Health Care	3,732,597,624	2,058,500,640	1,674,096,984	--
Industrials	1,262,597,991	1,014,331,472	248,266,519	--
Information Technology	2,690,733,121	2,220,082,376	470,650,745	--
Materials	724,664,552	664,767,579	59,896,973	--
Telecommunication Services	546,932,170	88,634,882	458,297,288	--
Government Obligations	6,617,900	--	6,617,900	--
Money Market Funds	682,266,113	682,266,113	--	--
Total Investments in Securities:	$21,214,835,986	$14,051,222,476	$7,162,415,198	$1,198,312
Derivative Instruments:
Liabilities
Futures Contracts	$(6,820,937)	$(6,820,937)	$--	$--
Total Liabilities	$(6,820,937)	$(6,820,937)	$--	$--
Total Derivative Instruments:	$(6,820,937)	$(6,820,937)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$327,803,309
Level 2 to Level 1	$2,317,070,644

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,820,937)
Total Equity Risk	0	(6,820,937)
Total Value of Derivatives	$0	$(6,820,937)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016
Assets
Investment in securities, at value (including securities loaned of $456,030,327) — See accompanying schedule: Unaffiliated issuers (cost $16,486,374,161)	$20,312,431,650
Fidelity Central Funds (cost $682,266,113)	682,266,113
Other affiliated issuers (cost $240,660,814)	220,138,223
Total Investments (cost $17,409,301,088)		$21,214,835,986
Foreign currency held at value (cost $1,167,659)		1,167,659
Receivable for investments sold
Regular delivery		73,143,255
Delayed delivery		453,889
Receivable for fund shares sold		14,641,483
Dividends receivable		123,105,241
Distributions receivable from Fidelity Central Funds		1,052,340
Prepaid expenses		18,989
Other receivables		1,595,224
Total assets		21,430,014,066
Liabilities
Payable for investments purchased	$23,866,675
Payable for fund shares redeemed	33,350,437
Accrued management fee	14,746,567
Payable for daily variation margin for derivative instruments	2,574,800
Other affiliated payables	2,280,994
Other payables and accrued expenses	1,759,823
Collateral on securities loaned, at value	489,239,092
Total liabilities		567,818,388
Net Assets		$20,862,195,678
Net Assets consist of:
Paid in capital		$17,325,464,003
Undistributed net investment income		129,578,937
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(393,065,236)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,800,217,974
Net Assets		$20,862,195,678
Diversified International:
Net Asset Value, offering price and redemption price per share ($11,817,235,192 ÷ 345,097,099 shares)		$34.24
Class K:
Net Asset Value, offering price and redemption price per share ($9,044,960,486 ÷ 264,569,911 shares)		$34.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016
Investment Income
Dividends (including $4,249,019 earned from other affiliated issuers)		$254,410,456
Interest		41,262
Income from Fidelity Central Funds		3,658,628
Income before foreign taxes withheld		258,110,346
Less foreign taxes withheld		(18,972,856)
Total income		239,137,490
Expenses
Management fee
Basic fee	$71,844,117
Performance adjustment	21,391,508
Transfer agent fees	12,847,941
Accounting and security lending fees	1,129,743
Custodian fees and expenses	998,619
Independent trustees' compensation	47,597
Appreciation in deferred trustee compensation account	5
Registration fees	95,852
Audit	91,476
Legal	32,513
Miscellaneous	75,690
Total expenses before reductions	108,555,061
Expense reductions	(238,137)	108,316,924
Net investment income (loss)		130,820,566
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(177,598,081)
Other affiliated issuers	1,794,941
Foreign currency transactions	1,239,915
Futures contracts	(6,473,079)
Total net realized gain (loss)		(181,036,304)
Change in net unrealized appreciation (depreciation) on: Investment securities	(837,341,372)
Assets and liabilities in foreign currencies	1,303,758
Futures contracts	(12,506,904)
Total change in net unrealized appreciation (depreciation)		(848,544,518)
Net gain (loss)		(1,029,580,822)
Net increase (decrease) in net assets resulting from operations		$(898,760,256)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,820,566	$255,650,579
Net realized gain (loss)	(181,036,304)	526,274,148
Change in net unrealized appreciation (depreciation)	(848,544,518)	59,726,439
Net increase (decrease) in net assets resulting from operations	(898,760,256)	841,651,166
Distributions to shareholders from net investment income	(211,286,764)	(285,525,428)
Distributions to shareholders from net realized gain	(103,786,301)	(625,108,082)
Total distributions	(315,073,065)	(910,633,510)
Share transactions - net increase (decrease)	(1,127,571,911)	(1,643,491,859)
Redemption fees	78,123	259,689
Total increase (decrease) in net assets	(2,341,327,109)	(1,712,214,514)
Net Assets
Beginning of period	23,203,522,787	24,915,737,301
End of period (including undistributed net investment income of $129,578,937 and undistributed net investment income of $210,045,135, respectively)	$20,862,195,678	$23,203,522,787

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Diversified International Fund

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$36.07	$36.22	$35.89	$29.07	$27.49	$29.49
Income from Investment Operations
Net investment income (loss)A	.20	.36	.60B	.44	.42	.53C
Net realized and unrealized gain (loss)	(1.56)	.80	.28	6.90	1.65	(1.99)
Total from investment operations	(1.36)	1.16	.88	7.34	2.07	(1.46)
Distributions from net investment income	(.31)	(.40)	(.32)	(.46)	(.49)	(.46)
Distributions from net realized gain	(.16)	(.92)	(.23)	(.07)	–	(.08)
Total distributions	(.47)	(1.31)D	(.55)	(.52)E	(.49)	(.54)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$34.24	$36.07	$36.22	$35.89	$29.07	$27.49
Total ReturnG,H	(3.81)%	3.29%	2.48%	25.66%	7.72%	(5.07)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.07%K	1.00%	.93%	.94%	1.01%	.90%
Expenses net of fee waivers, if any	1.07%K	.99%	.93%	.94%	1.01%	.89%
Expenses net of all reductions	1.07%K	.99%	.92%	.92%	.99%	.87%
Net investment income (loss)	1.17%K	.98%	1.65%B	1.38%	1.53%	1.78%C
Supplemental Data
Net assets, end of period (000 omitted)	$11,817,235	$13,059,983	$13,781,306	$14,432,586	$13,269,769	$17,285,369
Portfolio turnover rateL	24%K,M	31%M	39%M	52%	35%	45%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%.

 D Total distributions of $1.31 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $.917 per share.

 E Total distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Diversified International Fund Class K

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$36.04	$36.20	$35.87	$29.06	$27.51	$29.51
Income from Investment Operations
Net investment income (loss)A	.22	.40	.65B	.49	.47	.58C
Net realized and unrealized gain (loss)	(1.55)	.80	.28	6.90	1.63	(1.97)
Total from investment operations	(1.33)	1.20	.93	7.39	2.10	(1.39)
Distributions from net investment income	(.36)	(.45)	(.37)	(.51)	(.55)	(.53)
Distributions from net realized gain	(.16)	(.92)	(.23)	(.07)	–	(.08)
Total distributions	(.52)	(1.36)D	(.60)	(.58)	(.55)	(.61)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$34.19	$36.04	$36.20	$35.87	$29.06	$27.51
Total ReturnF,G	(3.74)%	3.40%	2.63%	25.86%	7.86%	(4.87)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.94%J	.87%	.80%	.80%	.84%	.73%
Expenses net of fee waivers, if any	.94%J	.87%	.80%	.80%	.84%	.72%
Expenses net of all reductions	.94%J	.86%	.79%	.78%	.83%	.70%
Net investment income (loss)	1.30%J	1.10%	1.78%B	1.52%	1.70%	1.95%C
Supplemental Data
Net assets, end of period (000 omitted)	$9,044,960	$10,143,540	$11,134,431	$11,541,599	$8,885,304	$8,115,192
Portfolio turnover rateK	24%J,L	31%L	39%L	52%	35%	45%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2016

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, passive foreign investments companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,689,597,730
Gross unrealized depreciation	(1,074,896,131)
Net unrealized appreciation (depreciation) on securities	$3,614,701,599
Tax cost	$17,600,134,387

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(6,473,079) and a change in net unrealized appreciation (depreciation) of $(12,506,904) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,543,180,989 and $2,682,802,377, respectively.

Redemptions In-Kind. During the period, 14,413,032 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments with a value of $486,333,150. The net realized gain of $139,782,567 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Diversified International	$10,659,258.18
Class K	2,188,683.05
	$12,847,941

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,265 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,093 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,758,295. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $156,463 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $956.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $80,718.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Diversified International	$111,194,421	$149,948,658
Class K	100,092,343	135,576,770
Total	$211,286,764	$285,525,428
From net realized gain
Diversified International	$58,466,749	$346,354,986
Class K	45,319,552	278,753,096
Total	$103,786,301	$625,108,082

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Diversified International
Shares sold	22,545,924	68,897,294	$754,790,846	$2,502,582,724
Reinvestment of distributions	4,457,297	13,245,636	158,724,354	468,498,147
Shares redeemed	(43,948,563)	(100,568,411)(a)	(1,481,054,664)	(3,650,099,531)(a)
Net increase (decrease)	(16,945,342)	(18,425,481)	$(567,539,464)	$(679,018,660)
Class K
Shares sold	23,311,890	62,832,809	$787,966,013	$2,295,823,882
Reinvestment of distributions	4,092,651	11,737,390	145,411,895	414,329,866
Shares redeemed	(44,273,186)(b)	(100,745,655)(a)	(1,493,410,355)(b)	(3,674,626,947)(a)
Net increase (decrease)	(16,868,645)	(26,175,456)	$(560,032,447)	$(964,473,199)

 (a) Amount includes in-kind redemptions

 (b) Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® International Capital Appreciation Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	22.2%
United Kingdom	14.9%
Japan	9.5%
Germany	9.0%
Ireland	4.5%
Switzerland	3.9%
France	3.4%
Australia	3.1%
India	2.9%
Other	26.6%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	19.6%
United Kingdom	17.2%
France	7.4%
Japan	6.5%
Germany	6.4%
Ireland	4.2%
Switzerland	3.7%
India	3.6%
Australia	3.0%
Other	28.4%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	98.8
Short-Term Investments and Net Other Assets (Liabilities)	1.1	1.2

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.2	0.0
Unilever PLC (United Kingdom, Personal Products)	1.2	0.0
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	1.1	1.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.1	1.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.1	0.0
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.0	1.0
Bayer AG (Germany, Pharmaceuticals)	1.0	1.1
AIA Group Ltd. (Hong Kong, Insurance)	0.9	0.9
SAP AG (Germany, Software)	0.9	0.0
	11.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.2	17.3
Consumer Staples	17.1	4.3
Industrials	14.9	17.5
Consumer Discretionary	14.5	23.4
Health Care	11.9	16.9
Financials	11.7	11.8
Materials	8.1	7.6
Telecommunication Services	1.5	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® International Capital Appreciation Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 3.1%
Amcor Ltd. (a)	739,349	$8,657,326
CSL Ltd.	118,612	9,485,830
Ramsay Health Care Ltd.	151,179	7,465,934
realestate.com.au Ltd.	167,472	6,484,017
Sydney Airport unit	1,347,386	6,976,742
Transurban Group unit	905,691	7,974,476

TOTAL AUSTRALIA		47,044,325

Bailiwick of Jersey - 1.7%
Experian PLC	475,600	8,693,486
Wolseley PLC	138,547	7,760,304
WPP PLC	399,100	9,324,008

TOTAL BAILIWICK OF JERSEY		25,777,798

Belgium - 1.1%
Anheuser-Busch InBev SA NV	130,630	16,169,369
Bermuda - 1.0%
Axalta Coating Systems (a)	253,200	7,208,604
Markit Ltd. (a)	204,500	7,135,005

TOTAL BERMUDA		14,343,609

Canada - 2.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	175,600	7,697,458
Canadian National Railway Co.	172,730	10,636,104
CCL Industries, Inc. Class B	42,720	7,822,523
Constellation Software, Inc.	20,160	7,878,580

TOTAL CANADA		34,034,665

Cayman Islands - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	137,430	10,573,864
Baidu.com, Inc. sponsored ADR (a)	47,400	9,209,820
Tencent Holdings Ltd.	805,700	16,394,638

TOTAL CAYMAN ISLANDS		36,178,322

Denmark - 1.6%
Coloplast A/S Series B	97,100	7,274,294
Novo Nordisk A/S Series B sponsored ADR	304,080	16,964,623

TOTAL DENMARK		24,238,917

Finland - 0.6%
Sampo Oyj (A Shares)	192,900	8,422,160
France - 3.4%
Capgemini SA	85,830	8,012,739
Dassault Systemes SA	96,600	7,554,788
Essilor International SA	67,175	8,695,663
L'Oreal SA (b)	57,500	10,432,407
Sodexo SA	71,630	7,233,338
VINCI SA (b)	134,200	10,025,151

TOTAL FRANCE		51,954,086

Germany - 8.5%
adidas AG	78,200	10,082,532
Axel Springer Verlag AG	133,200	7,436,907
Bayer AG	135,190	15,596,030
CTS Eventim AG	218,483	7,652,821
Fresenius Medical Care AG & Co. KGaA	91,900	7,998,710
Fresenius SE & Co. KGaA	134,320	9,769,574
Henkel AG & Co. KGaA	92,589	9,407,069
ProSiebenSat.1 Media AG	151,460	7,721,071
SAP AG	173,210	13,590,238
Scout24 Holding GmbH (a)	213,913	7,841,789
Stroer Out-of-Home Media AG (b)	147,200	7,247,708
Symrise AG	117,600	7,791,305
United Internet AG	155,578	7,595,195
Wirecard AG (b)	198,611	8,577,127

TOTAL GERMANY		128,308,076

Hong Kong - 1.4%
AIA Group Ltd.	2,325,400	13,916,603
Techtronic Industries Co. Ltd.	1,925,500	7,218,064

TOTAL HONG KONG		21,134,667

India - 2.9%
Amara Raja Batteries Ltd.	458,675	6,600,244
Asian Paints India Ltd.	544,672	7,103,027
GlaxoSmithKline Consumer Healthcare Ltd. (a)	73,935	6,564,332
HDFC Bank Ltd. (a)	310,225	6,305,892
Housing Development Finance Corp. Ltd.	572,928	9,388,013
Tata Consultancy Services Ltd.	212,988	8,129,876

TOTAL INDIA		44,091,384

Indonesia - 0.5%
PT Bank Central Asia Tbk	7,814,100	7,732,333
Ireland - 4.5%
Accenture PLC Class A	64,900	7,328,508
Allegion PLC	110,000	7,199,500
Allergan PLC (a)	33,500	7,254,760
CRH PLC	319,500	9,298,377
Kerry Group PLC Class A	82,500	7,356,116
Kingspan Group PLC (Ireland)	303,469	7,992,205
Medtronic PLC	90,420	7,156,743
Paddy Power PLC (Ireland)	62,580	8,387,479
Ryanair Holdings PLC sponsored ADR	83,262	6,740,059

TOTAL IRELAND		68,713,747

Isle of Man - 0.5%
Playtech Ltd.	633,869	7,451,100
Israel - 0.5%
Frutarom Industries Ltd.	140,100	7,180,385
Italy - 1.0%
Atlantia SpA	291,561	8,119,279
Recordati SpA	277,621	7,053,977

TOTAL ITALY		15,173,256

Japan - 9.5%
Astellas Pharma, Inc.	719,000	9,693,985
Daito Trust Construction Co. Ltd.	53,900	7,623,199
Dentsu, Inc.	170,400	8,657,855
Hoya Corp.	215,700	8,260,075
Japan Tobacco, Inc.	262,000	10,704,780
Kansai Paint Co. Ltd.	436,300	7,630,736
Kao Corp.	164,400	9,094,111
KDDI Corp.	426,100	12,274,123
Keyence Corp.	16,610	9,955,918
Misumi Group, Inc.	495,700	6,845,507
Nippon Paint Holdings Co. Ltd.	297,800	7,819,301
Nippon Telegraph & Telephone Corp.	222,100	9,939,049
OBIC Co. Ltd.	137,000	7,200,848
Olympus Corp.	202,400	7,884,821
Sundrug Co. Ltd.	92,200	6,551,346
Tsuruha Holdings, Inc.	72,200	6,925,109
Unicharm Corp.	338,100	6,988,893

TOTAL JAPAN		144,049,656

Korea (South) - 0.5%
LG Household & Health Care Ltd.	9,187	8,074,985
Luxembourg - 0.5%
Eurofins Scientific SA	20,700	7,680,806
Mexico - 2.0%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	824,200	7,765,506
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	467,420	7,178,120
Grupo Aeroportuario Norte S.A.B. de CV	1,291,500	7,473,662
Megacable Holdings S.A.B. de CV unit	1,527,400	7,053,438

TOTAL MEXICO		29,470,726

Netherlands - 1.1%
Koninklijke Ahold NV	359,357	7,818,153
RELX NV	559,451	9,387,984

TOTAL NETHERLANDS		17,206,137

Philippines - 2.4%
Ayala Corp.	453,030	7,426,090
Ayala Land, Inc.	9,465,800	6,973,317
GT Capital Holdings, Inc.	232,625	6,760,888
SM Investments Corp.	360,273	7,230,737
SM Prime Holdings, Inc.	14,724,100	7,090,483

TOTAL PHILIPPINES		35,481,515

South Africa - 0.8%
Naspers Ltd. Class N	86,197	11,827,099
Spain - 1.6%
Aena SA (a)	57,530	8,204,697
Amadeus IT Holding SA Class A	199,200	9,064,454
Grifols SA ADR	473,720	7,446,878

TOTAL SPAIN		24,716,029

Sweden - 1.7%
ASSA ABLOY AB (B Shares)	458,362	9,611,935
Hexagon AB (B Shares)	210,200	8,381,353
Svenska Cellulosa AB (SCA) (B Shares)	253,800	7,992,830

TOTAL SWEDEN		25,986,118

Switzerland - 3.9%
Geberit AG (Reg.)	20,900	8,024,049
Givaudan SA	4,030	7,939,852
Nestle SA	374,126	27,924,649
Partners Group Holding AG	17,500	7,205,775
Sika AG	1,880	8,001,710

TOTAL SWITZERLAND		59,096,035

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	665,900	15,708,581
Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	593,800	6,665,796
United Kingdom - 14.9%
Aon PLC	67,630	7,109,266
Auto Trader Group PLC	1,483,000	8,125,820
British American Tobacco PLC (United Kingdom)	296,300	18,066,030
Bunzl PLC	261,042	7,777,185
Compass Group PLC	512,476	9,126,372
Dignity PLC	202,012	7,202,144
Diploma PLC	628,359	6,716,097
Essentra PLC	602,800	7,151,944
Halma PLC	530,200	6,910,339
Hargreaves Lansdown PLC	381,400	7,166,654
Howden Joinery Group PLC	1,209,990	8,733,806
Imperial Tobacco Group PLC	220,275	11,968,171
Intertek Group PLC	170,200	8,099,759
ITV PLC	2,435,946	8,015,504
London Stock Exchange Group PLC	192,654	7,636,997
Moneysupermarket.com Group PLC	1,673,000	7,673,298
Persimmon PLC	289,300	8,399,262
Provident Financial PLC	178,500	7,600,157
Prudential PLC	582,869	11,505,562
Reckitt Benckiser Group PLC	126,580	12,331,284
Rightmove PLC	128,654	7,252,376
Sage Group PLC	845,500	7,313,582
St. James's Place Capital PLC	594,576	7,532,190
Unilever PLC	403,400	18,004,076
Worldpay Group PLC (a)	2,085,800	8,134,222

TOTAL UNITED KINGDOM		225,552,097

United States of America - 21.1%
A.O. Smith Corp.	93,330	7,206,943
Acuity Brands, Inc.	29,010	7,075,249
Adobe Systems, Inc. (a)	73,500	6,925,170
Alphabet, Inc. Class C	9,740	6,749,917
Altria Group, Inc.	116,300	7,293,173
Amazon.com, Inc. (a)	12,070	7,961,251
Amphenol Corp. Class A	124,292	6,939,222
AutoZone, Inc. (a)	8,300	6,351,409
Cerner Corp. (a)	127,500	7,157,850
Constellation Brands, Inc. Class A (sub. vtg.)	46,560	7,266,154
Danaher Corp.	71,600	6,927,300
Domino's Pizza, Inc.	50,130	6,059,714
Ecolab, Inc.	66,160	7,607,077
Equifax, Inc.	60,000	7,215,000
Estee Lauder Companies, Inc. Class A	66,060	6,333,172
Facebook, Inc. Class A (a)	63,540	7,471,033
FactSet Research Systems, Inc.	47,060	7,094,295
Fiserv, Inc. (a)	62,785	6,135,350
FleetCor Technologies, Inc. (a)	48,910	7,565,399
Gartner, Inc. Class A (a)	81,900	7,139,223
HEICO Corp. Class A	152,900	7,825,422
Henry Schein, Inc. (a)	37,100	6,258,770
Home Depot, Inc.	52,700	7,056,003
International Flavors & Fragrances, Inc.	60,500	7,227,935
Kimberly-Clark Corp.	55,730	6,976,839
MasterCard, Inc. Class A	78,730	7,636,023
McGraw Hill Financial, Inc.	73,663	7,870,892
Mettler-Toledo International, Inc. (a)	20,620	7,380,929
Molson Coors Brewing Co. Class B	71,200	6,808,856
Moody's Corp.	72,930	6,980,860
MSCI, Inc. Class A	101,100	7,677,534
NIKE, Inc. Class B	122,830	7,239,600
O'Reilly Automotive, Inc. (a)	25,000	6,567,000
Philip Morris International, Inc.	66,400	6,515,168
PPG Industries, Inc.	66,146	7,301,857
Reynolds American, Inc.	147,100	7,296,160
ServiceMaster Global Holdings, Inc. (a)	192,100	7,361,272
Sherwin-Williams Co.	23,710	6,812,120
SS&C Technologies Holdings, Inc.	114,400	6,995,560
Starbucks Corp.	118,300	6,652,009
The Walt Disney Co.	72,807	7,518,051
Thermo Fisher Scientific, Inc.	48,000	6,924,000
TransDigm Group, Inc. (a)	29,530	6,729,001
Verisk Analytics, Inc. (a)	90,800	7,044,264
Visa, Inc. Class A	95,268	7,358,500

TOTAL UNITED STATES OF AMERICA		318,488,526

TOTAL COMMON STOCKS
(Cost $1,284,443,860)		1,487,952,305

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Sartorius AG (non-vtg.)
(Cost $3,329,255)	27,684	6,829,671

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.38% (c)	15,351,484	15,351,484
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	29,820,585	29,820,585
TOTAL MONEY MARKET FUNDS
(Cost $45,172,069)		45,172,069
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $1,332,945,184)		1,539,954,045
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(28,524,974)
NET ASSETS - 100%		$1,511,429,071

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,856
Fidelity Securities Lending Cash Central Fund	215,095
Total	$240,951

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$219,957,718	$185,631,419	$34,326,299	$--
Consumer Staples	258,560,690	159,974,488	98,586,202	--
Financials	174,154,165	134,802,909	39,351,256	--
Health Care	180,233,923	139,122,038	41,111,885	--
Industrials	230,333,779	215,727,968	14,605,811	--
Information Technology	286,774,450	239,632,808	47,141,642	--
Materials	122,554,079	97,805,665	24,748,414	--
Telecommunication Services	22,213,172	--	22,213,172	--
Money Market Funds	45,172,069	45,172,069	--	--
Total Investments in Securities:	$1,539,954,045	$1,217,869,364	$322,084,681	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$6,062,456
Level 2 to Level 1	$108,102,946

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,886,463) — See accompanying schedule: Unaffiliated issuers (cost $1,287,773,115)	$1,494,781,976
Fidelity Central Funds (cost $45,172,069)	45,172,069
Total Investments (cost $1,332,945,184)		$1,539,954,045
Foreign currency held at value (cost $53,670)		53,670
Receivable for fund shares sold		805,201
Dividends receivable		6,065,806
Distributions receivable from Fidelity Central Funds		142,726
Prepaid expenses		756
Other receivables		931,482
Total assets		1,547,953,686
Liabilities
Payable for fund shares redeemed	$5,146,271
Accrued management fee	1,073,944
Other affiliated payables	294,885
Other payables and accrued expenses	188,930
Collateral on securities loaned, at value	29,820,585
Total liabilities		36,524,615
Net Assets		$1,511,429,071
Net Assets consist of:
Paid in capital		$1,357,847,176
Undistributed net investment income		4,198,921
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,606,751)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		206,989,725
Net Assets, for 90,417,151 shares outstanding		$1,511,429,071
Net Asset Value, offering price and redemption price per share ($1,511,429,071 ÷ 90,417,151 shares)		$16.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$13,153,463
Income from Fidelity Central Funds		240,951
Income before foreign taxes withheld		13,394,414
Less foreign taxes withheld		(1,001,858)
Total income		12,392,556
Expenses
Management fee
Basic fee	$4,943,130
Performance adjustment	1,113,412
Transfer agent fees	1,393,532
Accounting and security lending fees	320,514
Custodian fees and expenses	170,711
Independent trustees' compensation	3,025
Registration fees	52,495
Audit	55,792
Legal	2,564
Interest	3,691
Miscellaneous	4,403
Total expenses before reductions	8,063,269
Expense reductions	(52,069)	8,011,200
Net investment income (loss)		4,381,356
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(52,367,834)
Foreign currency transactions	(367,855)
Total net realized gain (loss)		(52,735,689)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $22,283)	51,262,087
Assets and liabilities in foreign currencies	97,401
Total change in net unrealized appreciation (depreciation)		51,359,488
Net gain (loss)		(1,376,201)
Net increase (decrease) in net assets resulting from operations		$3,005,155

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,381,356	$8,312,623
Net realized gain (loss)	(52,735,689)	16,976,120
Change in net unrealized appreciation (depreciation)	51,359,488	29,186,149
Net increase (decrease) in net assets resulting from operations	3,005,155	54,474,892
Distributions to shareholders from net investment income	(5,627,463)	(6,239,324)
Distributions to shareholders from net realized gain	(15,577,465)	(55,136,629)
Total distributions	(21,204,928)	(61,375,953)
Share transactions
Proceeds from sales of shares	409,365,582	558,668,618
Reinvestment of distributions	16,837,345	49,986,231
Cost of shares redeemed	(276,249,813)	(367,867,221)
Net increase (decrease) in net assets resulting from share transactions	149,953,114	240,787,628
Redemption fees	15,794	29,377
Total increase (decrease) in net assets	131,769,135	233,915,944
Net Assets
Beginning of period	1,379,659,936	1,145,743,992
End of period (including undistributed net investment income of $4,198,921 and undistributed net investment income of $5,445,028, respectively)	$1,511,429,071	$1,379,659,936
Other Information
Shares
Sold	25,880,423	33,275,916
Issued in reinvestment of distributions	1,001,031	2,996,776
Redeemed	(17,696,639)	(21,588,593)
Net increase (decrease)	9,184,815	14,684,099

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.98	$17.22	$16.28	$13.12	$11.89	$12.63
Income from Investment Operations
Net investment income (loss)A	.05	.11	.13	.13	.12	.13B
Net realized and unrealized gain (loss)	(.05)	.56	.93	3.16	1.24	(.62)
Total from investment operations	–C	.67	1.06	3.29	1.36	(.49)
Distributions from net investment income	(.07)	(.09)	(.12)	(.13)	(.12)	(.15)
Distributions from net realized gain	(.19)	(.81)	–	–	(.01)	(.10)
Total distributions	(.26)	(.91)D	(.12)	(.13)	(.13)	(.25)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$16.72	$16.98	$17.22	$16.28	$13.12	$11.89
Total ReturnE,F	(.01)%	3.96%	6.55%	25.24%	11.57%	(4.03)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.14%I	1.13%	1.14%	1.17%	1.22%	1.16%
Expenses net of fee waivers, if any	1.14%I	1.13%	1.14%	1.17%	1.22%	1.16%
Expenses net of all reductions	1.13%I	1.11%	1.14%	1.12%	1.19%	1.09%
Net investment income (loss)	.62%I	.64%	.74%	.87%	1.01%	1.02%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,511,429	$1,379,660	$1,145,744	$939,945	$730,515	$555,568
Portfolio turnover rateJ	160 %I	187%	178%	136%	127%	254%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .78%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.91 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.813 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$214,044,214
Gross unrealized depreciation	(15,415,876)
Net unrealized appreciation (depreciation) on securities	$198,628,338
Tax cost	$1,341,325,707

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,264,246,512 and $1,130,950,262, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,896 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,346,261.51%		$3,691

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,231 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component income from Fidelity Central Funds. Total security lending income during the period amounted to $215,095. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $47,044 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $5,025.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 22% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

Fidelity® Overseas Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United Kingdom	22.0%
Japan	17.5%
Germany	8.8%
United States of America*	8.1%
France	8.0%
Switzerland	7.9%
Sweden	4.1%
Netherlands	2.7%
Ireland	2.6%
Other	18.3%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	27.6%
Japan	18.2%
Switzerland	7.8%
Germany	7.0%
United States of America*	6.7%
France	6.6%
Sweden	3.4%
Australia	2.9%
Ireland	2.8%
Other	17.0%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	98.2
Short-Term Investments and Net Other Assets (Liabilities)	2.4	1.8

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.2	2.1
Novartis AG (Switzerland, Pharmaceuticals)	1.8	0.0
Bayer AG (Germany, Pharmaceuticals)	1.6	1.5
Total SA (France, Oil, Gas & Consumable Fuels)	1.6	1.3
Sanofi SA (France, Pharmaceuticals)	1.5	1.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	1.2
SAP AG (Germany, Software)	1.2	0.0
UBS Group AG (Switzerland, Capital Markets)	1.1	1.2
AIA Group Ltd. (Hong Kong, Insurance)	1.1	1.1
Fresenius SE & Co. KGaA (Germany, Health Care Providers & Services)	1.1	1.2
	14.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	22.6
Health Care	16.3	15.8
Consumer Discretionary	14.8	16.2
Consumer Staples	12.0	11.9
Information Technology	11.1	9.6
Industrials	10.4	11.3
Materials	6.5	5.5
Telecommunication Services	3.0	3.5
Energy	2.3	1.8

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Overseas Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 2.4%
Amcor Ltd. (a)	3,956,685	$46,330,368
Ansell Ltd. (a)	527,656	7,995,981
Aub Group Ltd.	2,948,275	19,502,972
Australia & New Zealand Banking Group Ltd.	1,452,585	26,625,791
Flight Centre Travel Group Ltd. (b)	736,160	22,003,350
Life Healthcare Group Ltd.	1,672,012	1,728,987

TOTAL AUSTRALIA		124,187,449

Austria - 0.4%
Andritz AG	380,700	21,320,873
Bailiwick of Jersey - 2.2%
Regus PLC	5,936,170	25,361,708
Sanne Group PLC	1,181,000	7,614,290
Wolseley PLC	575,693	32,245,756
WPP PLC	2,177,633	50,875,137

TOTAL BAILIWICK OF JERSEY		116,096,891

Belgium - 2.2%
Anheuser-Busch InBev SA NV	562,012	69,565,792
KBC Groep NV	821,837	46,139,410

TOTAL BELGIUM		115,705,202

Bermuda - 0.4%
Markit Ltd. (a)	606,400	21,157,296
Canada - 0.9%
Constellation Software, Inc.	64,400	25,167,686
Open Text Corp.	353,900	19,814,677

TOTAL CANADA		44,982,363

Cayman Islands - 0.2%
Lifestyle International Holdings Ltd.	5,835,500	9,666,645
Denmark - 0.5%
NNIT A/S	876,493	23,868,680
France - 8.0%
ALTEN	378,200	23,385,127
Amundi SA	671,200	30,888,328
AXA SA	1,569,900	39,639,343
Capgemini SA	349,800	32,655,903
Christian Dior SA	137,297	24,108,449
Ipsen SA	293,700	17,773,518
Publicis Groupe SA	574,300	42,500,049
Sanofi SA (b)	925,747	76,306,142
Sodexo SA	326,500	32,970,610
Total SA	1,618,300	81,790,152
Zodiac Aerospace	694,311	16,278,051

TOTAL FRANCE		418,295,672

Germany - 7.8%
adidas AG	422,700	54,499,823
Axel Springer Verlag AG	559,800	31,255,111
Bayer AG	720,997	83,176,945
CompuGroup Medical AG	466,300	18,314,033
Continental AG	143,000	31,405,744
Deutsche Post AG	1,508,219	44,301,312
Fresenius SE & Co. KGaA	777,800	56,572,175
mutares AG	422,100	7,008,221
SAP AG	822,193	64,510,124
Wirecard AG (b)	389,600	16,825,094

TOTAL GERMANY		407,868,582

Hong Kong - 1.7%
AIA Group Ltd.	9,619,800	57,570,713
Techtronic Industries Co. Ltd.	7,906,000	29,636,984

TOTAL HONG KONG		87,207,697

Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	29,074,800	22,818,030
Ireland - 2.6%
Allergan PLC (a)	95,900	20,768,104
DCC PLC (United Kingdom)	307,600	27,236,654
Kerry Group PLC Class A	424,964	37,891,934
Medtronic PLC	407,400	32,245,710
United Drug PLC (United Kingdom)	2,088,200	18,673,181

TOTAL IRELAND		136,815,583

Isle of Man - 0.4%
Playtech Ltd.	1,856,301	21,820,729
Israel - 0.5%
Frutarom Industries Ltd.	534,972	27,418,308
Italy - 2.2%
DiaSorin S.p.A.	420,800	24,573,689
Mediaset SpA	6,103,900	27,467,834
OVS (a)	3,316,500	21,646,082
Recordati SpA	933,500	23,718,984
Reply SpA	113,362	16,134,781

TOTAL ITALY		113,541,370

Japan - 17.5%
Ai Holdings Corp.	1,147,100	32,778,765
Arc Land Sakamoto Co. Ltd.	1,049,000	10,891,921
Astellas Pharma, Inc.	3,444,300	46,438,099
Bridgestone Corp.	910,500	33,513,162
Broadleaf Co. Ltd.	514,300	5,082,346
Casio Computer Co. Ltd. (b)	1,205,900	22,944,570
Daito Trust Construction Co. Ltd.	291,800	41,269,933
Dentsu, Inc.	648,000	32,924,238
Fukuda Denshi Co. Ltd.	147,200	8,037,089
GMO Internet, Inc.	1,223,400	14,364,585
Hoya Corp.	1,141,100	43,697,598
Iriso Electronics Co. Ltd.	290,700	13,843,440
Japan Tobacco, Inc.	1,212,000	49,519,822
KDDI Corp.	1,687,600	48,612,556
Keyence Corp.	58,490	35,058,498
Leopalace21 Corp. (a)	1,802,900	10,818,353
Makita Corp.	496,500	31,320,913
Miraca Holdings, Inc.	492,300	20,921,341
Misumi Group, Inc.	1,842,600	25,445,896
Nakanishi, Inc. (c)	645,100	21,142,738
NGK Spark Plug Co. Ltd.	1,207,900	24,089,598
Nippon Paint Holdings Co. Ltd.	1,020,700	26,800,406
Nitori Holdings Co. Ltd.	322,200	29,970,664
NOF Corp. (c)	1,181,000	9,296,079
OBIC Co. Ltd.	431,900	22,701,068
Olympus Corp.	1,270,500	49,494,392
ORIX Corp.	2,813,100	39,791,119
Shinsei Bank Ltd.	16,258,000	22,786,830
Ship Healthcare Holdings, Inc.	855,300	21,107,435
SoftBank Corp.	441,600	23,745,053
Software Service, Inc.	108,400	4,186,863
Sundrug Co. Ltd.	410,900	29,196,833
The Suruga Bank Ltd.	829,300	16,124,882
Tsuruha Holdings, Inc.	336,600	32,285,203
VT Holdings Co. Ltd.	3,332,400	16,837,525

TOTAL JAPAN		917,039,813

Luxembourg - 0.4%
Eurofins Scientific SA	52,259	19,390,882
Netherlands - 2.7%
Arcadis NV (b)	772,600	13,230,174
IMCD Group BV	1,012,578	40,882,293
ING Groep NV (Certificaten Van Aandelen)	4,140,500	50,705,845
Koninklijke Philips Electronics NV	1,297,500	35,653,445

TOTAL NETHERLANDS		140,471,757

New Zealand - 0.8%
EBOS Group Ltd.	2,276,701	25,371,715
Trade Maine Group Ltd.	5,178,779	16,489,336

TOTAL NEW ZEALAND		41,861,051

Panama - 0.3%
Copa Holdings SA Class A	241,400	15,389,250
Portugal - 0.6%
NOS SGPS SA	4,289,900	30,774,620
Spain - 1.4%
Amadeus IT Holding SA Class A	1,135,500	51,670,118
Grifols SA ADR	1,331,600	20,932,752

TOTAL SPAIN		72,602,870

Sweden - 4.1%
Addlife AB (a)	42,593	538,350
Alfa Laval AB (b)	1,157,800	18,252,711
HEXPOL AB (B Shares) (b)	2,850,100	29,457,664
Nordea Bank AB	4,984,800	48,386,474
Svenska Cellulosa AB (SCA) (B Shares)	1,605,900	50,574,016
Svenska Handelsbanken AB (A Shares)	2,201,800	29,372,348
Swedbank AB (A Shares)	1,842,800	39,745,339

TOTAL SWEDEN		216,326,902

Switzerland - 7.9%
Credit Suisse Group AG	2,714,777	41,314,733
Julius Baer Group Ltd.	732,530	31,393,138
Nestle SA	1,543,139	115,179,409
Novartis AG	1,275,417	97,062,119
Sika AG	8,220	34,986,198
Syngenta AG (Switzerland)	88,162	35,290,533
UBS Group AG	3,469,516	60,037,492

TOTAL SWITZERLAND		415,263,622

Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,310,000	19,771,084
United Kingdom - 22.0%
Aberdeen Asset Management PLC	2,892,700	12,625,059
Aon PLC	226,200	23,778,144
Ashmore Group PLC (b)	5,032,900	22,583,587
British American Tobacco PLC (United Kingdom)	814,400	49,655,669
BT Group PLC	8,518,600	55,218,171
Capita Group PLC	1,914,900	28,007,541
Cineworld Group PLC	3,627,900	27,458,694
Close Brothers Group PLC	1,386,800	24,559,033
Compass Group PLC	1,932,000	34,405,807
Dechra Pharmaceuticals PLC	474,295	7,664,759
Diageo PLC	1,781,860	48,174,534
Diploma PLC	2,053,503	21,948,481
Elementis PLC	5,004,700	15,787,941
Essentra PLC	2,771,843	32,886,637
Exova Group Ltd. PLC	8,056,935	18,835,825
Hikma Pharmaceuticals PLC	589,972	18,999,308
Hilton Food Group PLC	1,138,579	9,366,263
Howden Joinery Group PLC	4,019,500	29,013,077
IMI PLC	1,164,999	15,915,928
Intertek Group PLC	475,000	22,605,086
ITV PLC	10,239,000	33,691,530
James Fisher and Sons PLC	945,156	19,541,358
Jardine Lloyd Thompson Group PLC	1,387,474	17,576,757
John Wood Group PLC	1,765,596	16,110,855
London Stock Exchange Group PLC	747,345	29,625,503
Melrose Industries PLC	965,385	5,265,666
Micro Focus International PLC	1,261,900	28,192,087
Next PLC	241,400	17,935,894
Prudential PLC	2,745,192	54,188,811
Reckitt Benckiser Group PLC	548,300	53,414,780
Rio Tinto PLC	1,347,700	45,210,344
Rolls-Royce Group PLC	1,834,566	17,946,457
Rotork PLC	3,702,547	10,116,656
SABMiller PLC	536,700	32,818,737
Schroders PLC	986,900	36,252,105
Senior Engineering Group PLC	4,960,700	15,772,359
Shawbrook Group PLC	4,800,286	20,101,946
Sinclair Pharma PLC (a)	10,370,587	5,455,074
Softcat PLC	4,743,200	22,108,380
Spectris PLC	724,800	19,285,146
Spirax-Sarco Engineering PLC	399,510	19,934,859
St. James's Place Capital PLC	3,594,305	45,533,269
The Restaurant Group PLC	2,659,400	10,689,787
Vodafone Group PLC	7,625,732	24,568,872
Whitbread PLC	544,300	30,794,169

TOTAL UNITED KINGDOM		1,151,620,945

United States of America - 5.7%
Alphabet, Inc. Class C	51,593	35,754,465
Cognizant Technology Solutions Corp. Class A (a)	550,500	32,132,685
Fidelity National Information Services, Inc.	453,700	29,853,460
McGraw Hill Financial, Inc.	485,300	51,854,305
McKesson Corp.	153,117	25,696,095
Moody's Corp.	215,500	20,627,660
MSCI, Inc. Class A	553,200	42,010,008
PPG Industries, Inc.	296,600	32,741,674
Verisk Analytics, Inc. (a)	375,600	29,139,048

TOTAL UNITED STATES OF AMERICA		299,809,400

TOTAL COMMON STOCKS
(Cost $4,712,053,578)		5,053,093,566

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA	460,400	52,549,404
United Kingdom - 0.0%
Rolls-Royce Group PLC	130,254,186	190,321
Rolls-Royce Group PLC (C Shares) (a)	170,064,268	248,489

TOTAL UNITED KINGDOM		438,810

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $44,266,796)		52,988,214

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.38% (d)	117,556,732	117,556,732
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	182,936,671	182,936,671
TOTAL MONEY MARKET FUNDS
(Cost $300,493,403)		300,493,403
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $5,056,813,777)		5,406,575,183
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(177,557,639)
NET ASSETS - 100%		$5,229,017,544

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$212,653
Fidelity Securities Lending Cash Central Fund	1,917,406
Total	$2,130,059

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$780,460,410	$442,204,110	$338,256,300	$--
Consumer Staples	630,192,396	252,766,146	377,426,250	--
Energy	117,442,365	35,652,213	81,790,152	--
Financials	1,112,027,067	701,131,073	410,895,994	--
Health Care	841,852,738	453,458,922	388,393,816	--
Industrials	552,845,752	383,878,430	168,967,322	--
Information Technology	582,910,248	374,800,338	208,109,910	--
Materials	336,206,152	254,899,323	81,306,829	--
Telecommunication Services	152,144,652	--	152,144,652	--
Money Market Funds	300,493,403	300,493,403	--	--
Total Investments in Securities:	$5,406,575,183	$3,199,283,958	$2,207,291,225	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$23,308,879
Level 2 to Level 1	$328,385,769

See accompanying notes which are an integral part of the financial statements.

Fidelity® Overseas Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $170,331,062) — See accompanying schedule: Unaffiliated issuers (cost $4,756,320,374)	$5,106,081,780
Fidelity Central Funds (cost $300,493,403)	300,493,403
Total Investments (cost $5,056,813,777)		$5,406,575,183
Cash		41,952
Foreign currency held at value (cost $1,154)		2,229
Receivable for investments sold
Regular delivery		8,642,354
Delayed delivery		403,612
Receivable for fund shares sold		8,438,111
Dividends receivable		29,088,821
Distributions receivable from Fidelity Central Funds		590,022
Prepaid expenses		2,567
Other receivables		276,286
Total assets		5,454,061,137
Liabilities
Payable for investments purchased
Regular delivery	$16,585,383
Delayed delivery	1,080,140
Payable for fund shares redeemed	19,794,003
Accrued management fee	3,485,251
Other affiliated payables	787,010
Other payables and accrued expenses	375,135
Collateral on securities loaned, at value	182,936,671
Total liabilities		225,043,593
Net Assets		$5,229,017,544
Net Assets consist of:
Paid in capital		$6,080,442,578
Undistributed net investment income		57,390,251
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,259,003,036)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		350,187,751
Net Assets		$5,229,017,544
Overseas:
Net Asset Value, offering price and redemption price per share ($4,494,719,160 ÷ 110,726,753 shares)		$40.59
Class K:
Net Asset Value, offering price and redemption price per share ($734,298,384 ÷ 18,127,284 shares)		$40.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$65,804,086
Special dividends		22,808,863
Income from Fidelity Central Funds		2,130,059
Income before foreign taxes withheld		90,743,008
Less foreign taxes withheld		(5,835,176)
Total income		84,907,832
Expenses
Management fee
Basic fee	$16,234,438
Performance adjustment	3,314,418
Transfer agent fees	3,786,434
Accounting and security lending fees	788,465
Custodian fees and expenses	229,672
Independent trustees' compensation	10,280
Appreciation in deferred trustee compensation account	64
Registration fees	117,068
Audit	47,586
Legal	15,236
Miscellaneous	13,969
Total expenses before reductions	24,557,630
Expense reductions	(42,177)	24,515,453
Net investment income (loss)		60,392,379
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,439,922)
Foreign currency transactions	1,968,001
Total net realized gain (loss)		(15,471,921)
Change in net unrealized appreciation (depreciation) on: Investment securities	(86,717,449)
Assets and liabilities in foreign currencies	(217,135)
Total change in net unrealized appreciation (depreciation)		(86,934,584)
Net gain (loss)		(102,406,505)
Net increase (decrease) in net assets resulting from operations		$(42,014,126)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,392,379	$50,015,823
Net realized gain (loss)	(15,471,921)	123,820,228
Change in net unrealized appreciation (depreciation)	(86,934,584)	99,378,276
Net increase (decrease) in net assets resulting from operations	(42,014,126)	273,214,327
Distributions to shareholders from net investment income	(49,659,846)	(58,590,311)
Distributions to shareholders from net realized gain	(685,981)	–
Total distributions	(50,345,827)	(58,590,311)
Share transactions - net increase (decrease)	785,462,967	955,711,893
Redemption fees	39,729	55,180
Total increase (decrease) in net assets	693,142,743	1,170,391,089
Net Assets
Beginning of period	4,535,874,801	3,365,483,712
End of period (including undistributed net investment income of $57,390,251 and undistributed net investment income of $46,657,718, respectively)	$5,229,017,544	$4,535,874,801

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Overseas Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$41.56	$39.02	$39.22	$31.35	$29.28	$31.56
Income from Investment Operations
Net investment income (loss)A	.49B	.52	.77C	.54	.73	.47
Net realized and unrealized gain (loss)	(1.03)	2.69	(.28)	8.10	2.19	(2.27)
Total from investment operations	(.54)	3.21	.49	8.64	2.92	(1.80)
Distributions from net investment income	(.43)	(.67)	(.51)	(.77)	(.83)	(.48)
Distributions from net realized gain	(.01)	–	(.18)	–	(.02)	–
Total distributions	(.43)D	(.67)	(.69)	(.77)	(.85)	(.48)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$40.59	$41.56	$39.02	$39.22	$31.35	$29.28
Total ReturnF,G	(1.31)%	8.34%	1.27%	28.17%	10.37%	(5.83)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%J	1.04%	1.04%	1.09%	.69%	.73%
Expenses net of fee waivers, if any	1.04%J	1.04%	1.04%	1.09%	.69%	.73%
Expenses net of all reductions	1.03%J	1.03%	1.04%	1.06%	.67%	.67%
Net investment income (loss)	2.48%B,J	1.28%	1.93%C	1.54%	2.52%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$4,494,719	$3,844,290	$2,738,667	$1,874,922	$1,639,725	$2,215,717
Portfolio turnover rateK	31%J	28%	41%	42%	90%	77%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total distributions of $.43 per share is comprised of distributions from net investment income of $.428 and distributions from net realized gain of $.006 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Overseas Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$41.49	$38.96	$39.17	$31.32	$29.29	$31.59
Income from Investment Operations
Net investment income (loss)A	.51B	.57	.82C	.60	.79	.52
Net realized and unrealized gain (loss)	(1.01)	2.68	(.28)	8.08	2.18	(2.27)
Total from investment operations	(.50)	3.25	.54	8.68	2.97	(1.75)
Distributions from net investment income	(.47)	(.72)	(.58)	(.83)	(.92)	(.55)
Distributions from net realized gain	(.01)	–	(.18)	–	(.02)	–
Total distributions	(.48)	(.72)	(.75)D	(.83)	(.94)	(.55)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$40.51	$41.49	$38.96	$39.17	$31.32	$29.29
Total ReturnF,G	(1.24)%	8.47%	1.41%	28.37%	10.59%	(5.67)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.91%J	.91%	.90%	.93%	.51%	.56%
Expenses net of fee waivers, if any	.91%J	.91%	.90%	.92%	.51%	.55%
Expenses net of all reductions	.91%J	.90%	.90%	.90%	.48%	.50%
Net investment income (loss)	2.61%B,J	1.40%	2.06%C	1.71%	2.70%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$734,298	$691,585	$626,817	$562,490	$265,484	$291,323
Portfolio turnover rateK	31%J	28%	41%	42%	90%	77%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.67%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$668,130,456
Gross unrealized depreciation	(318,887,140)
Net unrealized appreciation (depreciation) on securities	$349,243,316
Tax cost	$5,057,331,867

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(293,353,140)
2017	(939,719,765)
Total capital loss carryforward	$(1,233,072,905)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,493,569,715 and $739,215,640, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Overseas	$3,622,377.18
Class K	164,057.05
	$3,786,434

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,175 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,184 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,917,406. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $24,807 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $248.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,122.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Overseas	$41,702,378	$46,955,922
Class K	7,957,468	11,634,389
Total	$49,659,846	$58,590,311
From net realized gain
Overseas	$584,612	$–
Class K	101,369	–
Total	$685,981	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Overseas
Shares sold	24,942,391	34,064,489	$990,623,129	$1,419,067,045
Reinvestment of distributions	981,115	1,181,070	40,667,201	46,087,315
Shares redeemed	(7,706,033)	(12,920,043)	(302,885,946)	(529,687,795)
Net increase (decrease)	18,217,473	22,325,516	$728,404,384	$935,466,565
Class K
Shares sold	2,965,450	4,973,273	$115,891,575	$202,328,225
Reinvestment of distributions	194,940	298,984	8,058,837	11,634,389
Shares redeemed	(1,703,694)	(4,690,550)	(66,891,829)	(193,717,286)
Net increase (decrease)	1,456,696	581,707	$57,058,583	$20,245,328

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

Fidelity® Worldwide Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	54.9%
Japan	7.3%
United Kingdom	6.6%
France	3.9%
Canada	3.7%
Germany	3.7%
Ireland	2.2%
Switzerland	1.8%
Sweden	1.6%
Other	14.3%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	51.9%
United Kingdom	8.9%
Japan	6.9%
France	5.5%
Netherlands	3.1%
Switzerland	2.6%
Germany	2.4%
Ireland	1.9%
Canada	1.6%
Other	15.2%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	98.4
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.6	1.5

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Adobe Systems, Inc. (United States of America, Software)	2.8	2.9
Alphabet, Inc. Class A (United States of America, Internet Software & Services)	2.8	3.0
McGraw Hill Financial, Inc. (United States of America, Diversified Financial Services)	1.9	0.8
AutoZone, Inc. (United States of America, Specialty Retail)	1.8	1.4
PayPal Holdings, Inc. (United States of America, IT Services)	1.8	1.2
Kansas City Southern (United States of America, Road & Rail)	1.8	0.0
Bristol-Myers Squibb Co. (United States of America, Pharmaceuticals)	1.8	0.7
MSCI, Inc. Class A (United States of America, Diversified Financial Services)	1.7	0.0
Reynolds American, Inc. (United States of America, Tobacco)	1.7	1.0
Visa, Inc. Class A (United States of America, IT Services)	1.7	1.7
	19.8

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.1	21.9
Financials	16.0	17.0
Consumer Discretionary	14.3	16.1
Health Care	13.5	12.9
Consumer Staples	12.9	10.5
Industrials	12.4	8.4
Energy	5.7	6.1
Telecommunication Services	3.5	2.7
Materials	2.7	2.3
Utilities	0.3	0.6

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Worldwide Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 1.1%
1-Page Ltd. (a)	188,555	$138,350
Ansell Ltd. (a)	120,679	1,828,742
Australia & New Zealand Banking Group Ltd.	183,181	3,357,696
Burson Group Ltd.	486,326	1,841,494
Magellan Financial Group Ltd.	81,493	1,332,209
Mantra Group Ltd.	551,523	1,551,597
Ramsay Health Care Ltd.	76,655	3,785,587
Spark Infrastructure Group unit	1,965,824	3,094,059

TOTAL AUSTRALIA		16,929,734

Austria - 0.2%
Andritz AG	28,200	1,579,324
Erste Group Bank AG	65,200	1,875,390

TOTAL AUSTRIA		3,454,714

Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC	332,800	1,547,520
Randgold Resources Ltd. sponsored ADR	16,310	1,639,155
Regus PLC	695,121	2,969,837
Wizz Air Holdings PLC (a)	34,000	933,967
Wolseley PLC	34,027	1,905,923

TOTAL BAILIWICK OF JERSEY		8,996,402

Belgium - 0.7%
Anheuser-Busch InBev SA NV	67,411	8,344,127
KBC Groep NV	55,093	3,093,020

TOTAL BELGIUM		11,437,147

Bermuda - 0.1%
PAX Global Technology Ltd.	1,889,000	1,626,846
Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	52,000	2,279,429
Cenovus Energy, Inc.	916,300	14,525,550
Constellation Software, Inc.	9,200	3,595,384
Franco-Nevada Corp.	19,800	1,389,168
Keyera Corp.	63,000	2,029,035
PrairieSky Royalty Ltd. (b)	897,799	18,904,798
Suncor Energy, Inc.	39,400	1,156,533
The Toronto-Dominion Bank	308,000	13,709,891

TOTAL CANADA		57,589,788

Cayman Islands - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	31,400	2,415,916
Ctrip.com International Ltd. ADR (a)	19,200	837,312
Goodbaby International Holdings Ltd. (a)	5,171,000	2,896,250
Lee's Pharmaceutical Holdings Ltd.	433,629	350,867
New Oriental Education & Technology Group, Inc. sponsored ADR	54,800	2,145,968

TOTAL CAYMAN ISLANDS		8,646,313

Chile - 0.2%
Vina San Pedro SA	357,223,088	3,519,919
China - 0.2%
Jiangsu Hengrui Medicine Co. Ltd.	264,160	1,904,679
Kweichow Moutai Co. Ltd.	41,800	1,621,884

TOTAL CHINA		3,526,563

Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	7,963
Denmark - 0.7%
NNIT A/S	115,550	3,146,661
Novo Nordisk A/S Series B	126,380	7,056,351

TOTAL DENMARK		10,203,012

Finland - 0.3%
Sampo Oyj (A Shares)	94,300	4,117,209
France - 3.9%
Accor SA (b)	101,869	4,512,416
ALTEN	40,600	2,510,408
Altran Technologies SA	155,600	2,308,190
Amundi SA	38,700	1,780,957
Atos Origin SA	28,300	2,518,889
AXA SA	261,900	6,612,869
Capgemini SA	52,200	4,873,179
Cegedim SA (a)	35,010	961,315
Havas SA	308,841	2,584,389
Sanofi SA	31,628	2,606,987
Sodexo SA	25,800	2,605,335
SR Teleperformance SA	18,900	1,696,689
Total SA	262,323	13,258,010
Unibail-Rodamco	9,400	2,518,652
VINCI SA	119,900	8,956,897

TOTAL FRANCE		60,305,182

Germany - 3.7%
adidas AG	39,000	5,028,373
Axel Springer Verlag AG	43,237	2,414,036
Bayer AG	23,400	2,699,513
Beiersdorf AG	15,300	1,372,810
Continental AG	18,000	3,953,171
Deutsche Boerse AG	32,400	2,659,672
Deutsche Telekom AG	197,700	3,470,312
Fresenius SE & Co. KGaA	29,600	2,152,914
GEA Group AG	48,856	2,265,114
KION Group AG	90,889	4,951,767
LEG Immobilien AG	27,743	2,567,101
Nexus AG	47,000	823,405
ProSiebenSat.1 Media AG	70,700	3,604,118
Rational AG	6,700	3,401,308
SAP AG	86,403	6,779,270
Siemens AG	43,936	4,597,826
Symrise AG	39,500	2,616,977
United Internet AG	28,291	1,381,144

TOTAL GERMANY		56,738,831

Greece - 0.1%
Folli Follie SA	59,300	1,221,215
Hong Kong - 1.2%
AIA Group Ltd.	1,415,000	8,468,217
China Resources Beer Holdings Co. Ltd.	1,100,000	2,417,152
Techtronic Industries Co. Ltd.	2,162,500	8,106,499

TOTAL HONG KONG		18,991,868

India - 1.1%
Bharti Infratel Ltd.	667,227	3,766,276
Dr Lal Pathlabs Ltd.	46,973	696,617
HDFC Bank Ltd. (a)	21,187	430,665
HDFC Bank Ltd. sponsored ADR	89,493	5,626,425
Housing Development Finance Corp. Ltd.	385,477	6,316,436
Lupin Ltd.	1,335	32,302

TOTAL INDIA		16,868,721

Indonesia - 0.0%
PT Kino Indonesia Tbk	234,500	86,773
Ireland - 2.2%
Alkermes PLC (a)	159,495	6,339,926
Cairn Homes PLC (a)	1,347,939	1,728,672
CRH PLC	70,100	2,040,113
Dalata Hotel Group PLC (a)	372,400	1,880,071
Green REIT PLC	621,300	1,025,867
Greencore Group PLC	1,373,041	7,238,438
Irish Continental Group PLC unit	7,900	46,586
James Hardie Industries PLC CDI	115,144	1,622,297
Kerry Group PLC Class A	56,100	5,002,159
Medtronic PLC	35,000	2,770,250
Ryanair Holdings PLC sponsored ADR	53,600	4,338,920

TOTAL IRELAND		34,033,299

Isle of Man - 0.4%
Optimal Payments PLC (a)	794,588	4,425,779
Playtech Ltd.	94,225	1,107,610

TOTAL ISLE OF MAN		5,533,389

Israel - 1.2%
Bezeq The Israel Telecommunication Corp. Ltd.	3,079,900	6,569,552
Frutarom Industries Ltd.	66,100	3,387,748
Partner Communications Co. Ltd. (a)	177,040	921,104
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,700	7,661,115

TOTAL ISRAEL		18,539,519

Italy - 0.6%
De Longhi SpA	106,950	2,462,733
Intesa Sanpaolo SpA	1,894,200	5,265,498
Mediaset SpA	189,800	854,109
Telecom Italia SpA (a)	1,187,300	1,159,367

TOTAL ITALY		9,741,707

Japan - 7.3%
A/S One Corp.	67,300	2,426,706
ACOM Co. Ltd. (a)(b)	186,100	970,816
Ain Holdings, Inc.	37,900	1,841,106
Aozora Bank Ltd.	577,000	2,047,205
Asahi Group Holdings	68,700	2,180,335
Astellas Pharma, Inc. (c)	412,200	5,557,525
Broadleaf Co. Ltd.	104,700	1,034,652
Casio Computer Co. Ltd.	134,100	2,551,511
Daiichikosho Co. Ltd.	46,200	1,936,786
Daito Trust Construction Co. Ltd.	14,200	2,008,338
Dentsu, Inc. (c)	78,700	3,998,669
Don Quijote Holdings Co. Ltd.	71,000	2,525,884
Hoya Corp. (c)	98,300	3,764,327
Japan Exchange Group, Inc.	115,400	1,718,680
Japan Tobacco, Inc. (c)	119,400	4,878,438
KDDI Corp. (c)	281,300	8,103,053
Keyence Corp. (c)	4,060	2,433,536
Misumi Group, Inc. (c)	191,700	2,647,334
Mitsubishi UFJ Financial Group, Inc.	507,500	2,342,019
Monex Group, Inc.	844,900	2,179,604
NEC Corp.	458,000	1,114,669
Nidec Corp.	19,300	1,414,189
Nintendo Co. Ltd.	18,300	2,477,839
Nippon Kanzai Co. Ltd.	107,000	1,637,128
Nippon Telegraph & Telephone Corp.	60,300	2,698,445
Olympus Corp. (c)	195,400	7,612,124
ORIX Corp. (c)	495,400	7,007,401
Seven & i Holdings Co. Ltd. (c)	64,400	2,627,677
Seven Bank Ltd. (c)	666,300	2,831,247
Shinsei Bank Ltd.	919,000	1,288,049
Shionogi & Co. Ltd.	57,900	2,955,341
Sony Corp.	231,600	5,609,728
Sundrug Co. Ltd. (c)	39,300	2,792,493
Tsuruha Holdings, Inc. (c)	58,000	5,563,107
United Arrows Ltd.	63,100	2,535,495
VT Holdings Co. Ltd.	280,200	1,415,759
Welcia Holdings Co. Ltd.	76,800	4,056,766

TOTAL JAPAN		112,783,981

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,058,439
Luxembourg - 0.4%
Eurofins Scientific SA	7,900	2,931,322
Grand City Properties SA	100,234	2,213,970
Senvion SA	54,800	963,193

TOTAL LUXEMBOURG		6,108,485

Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	897,396
Netherlands - 1.3%
AerCap Holdings NV (a)	31,800	1,272,318
IMCD Group BV	127,200	5,135,632
ING Groep NV (Certificaten Van Aandelen)	314,600	3,852,689
Unilever NV (Certificaten Van Aandelen) (Bearer)	233,500	10,257,618

TOTAL NETHERLANDS		20,518,257

New Zealand - 0.3%
EBOS Group Ltd.	210,137	2,341,781
Ryman Healthcare Group Ltd.	436,814	2,723,698

TOTAL NEW ZEALAND		5,065,479

Norway - 0.7%
Statoil ASA	602,500	10,604,780
Philippines - 0.2%
D&L Industries, Inc.	8,349,900	1,597,727
SM Investments Corp.	106,630	2,140,081

TOTAL PHILIPPINES		3,737,808

South Africa - 0.7%
Distell Group Ltd.	126,410	1,411,931
EOH Holdings Ltd.	184,122	1,792,038
Naspers Ltd. Class N	54,500	7,477,950

TOTAL SOUTH AFRICA		10,681,919

Spain - 1.0%
Amadeus IT Holding SA Class A	103,000	4,686,942
Atresmedia Corporacion de Medios de Comunicacion SA	108,300	1,409,981
Hispania Activos Inmobiliarios SA (a)	76,100	1,115,370
Inditex SA	126,730	4,068,220
Mediaset Espana Comunicacion SA	183,300	2,380,126
Merlin Properties Socimi SA	162,800	1,892,104

TOTAL SPAIN		15,552,743

Sweden - 1.6%
ASSA ABLOY AB (B Shares)	214,400	4,496,007
Getinge AB (B Shares)	152,600	3,226,654
HEXPOL AB (B Shares) (b)	189,000	1,953,440
Indutrade AB	13,200	740,178
Nordea Bank AB	314,800	3,055,702
Saab AB (B Shares)	65,000	2,223,474
Sandvik AB (b)	142,700	1,464,237
Svenska Cellulosa AB (SCA) (B Shares)	189,000	5,952,107
Svenska Handelsbanken AB (A Shares)	154,000	2,054,384

TOTAL SWEDEN		25,166,183

Switzerland - 1.8%
Chubb Ltd.	14,000	1,650,040
GAM Holding Ltd.	88,177	1,148,976
Julius Baer Group Ltd.	59,790	2,562,347
Novartis AG	83,226	6,333,687
Partners Group Holding AG	15,318	6,307,318
Schindler Holding AG (participation certificate)	10,829	1,972,090
Syngenta AG (Switzerland)	10,848	4,342,366
UBS Group AG	246,320	4,262,391

TOTAL SWITZERLAND		28,579,215

Taiwan - 0.1%
JHL Biotech, Inc. (a)	295,104	797,986
United Kingdom - 6.6%
AA PLC	246,910	1,005,112
Associated British Foods PLC	48,600	2,175,804
B&M European Value Retail S.A.	583,765	2,366,134
BAE Systems PLC	275,100	1,919,279
BCA Marketplace PLC	511,600	1,246,497
BHP Billiton PLC	192,312	2,627,846
BT Group PLC	385,900	2,501,431
Bunzl PLC	127,500	3,798,588
Cineworld Group PLC	138,500	1,048,273
CMC Markets PLC	654,000	2,388,980
Compass Group PLC	131,200	2,336,461
Countryside Properties PLC (a)	263,300	894,476
Diploma PLC	147,500	1,576,526
GlaxoSmithKline PLC	259,900	5,554,702
Hilton Food Group PLC	350,100	2,880,019
Howden Joinery Group PLC	675,800	4,877,979
Imperial Tobacco Group PLC	222,944	12,113,186
ITV PLC	586,400	1,929,555
Lloyds Banking Group PLC	4,388,300	4,307,165
London Stock Exchange Group PLC	10,881	431,334
McCarthy & Stone PLC	298,600	1,012,215
Melrose Industries PLC	98,908	539,491
Micro Focus International PLC	239,300	5,346,197
Moneysupermarket.com Group PLC	393,500	1,804,807
Persimmon PLC	92,000	2,671,041
Reckitt Benckiser Group PLC	54,500	5,309,330
Rex Bionics PLC (a)	100,000	53,332
Rio Tinto PLC	79,100	2,653,512
SABMiller PLC	44,000	2,690,562
Shawbrook Group PLC	574,700	2,406,646
Softcat PLC	114,400	533,226
Spirax-Sarco Engineering PLC	33,846	1,688,857
St. James's Place Capital PLC	318,800	4,038,613
Standard Chartered PLC (United Kingdom)	353,550	2,852,091
Taylor Wimpey PLC	761,900	2,051,720
Virgin Money Holdings Uk PLC	423,100	2,257,094
Vodafone Group PLC	1,878,909	6,053,540
Workspace Group PLC	48,900	596,609

TOTAL UNITED KINGDOM		102,538,230

United States of America - 54.3%
AAON, Inc.	53,000	1,405,560
Activision Blizzard, Inc.	66,000	2,275,020
Acuity Brands, Inc.	22,000	5,365,580
Adobe Systems, Inc. (a)	466,224	43,927,622
Air Products & Chemicals, Inc.	7,000	1,021,230
Alaska Air Group, Inc.	255,400	17,987,822
Albemarle Corp. U.S.	110,000	7,277,600
Alphabet, Inc. Class A	62,000	43,888,560
Amazon.com, Inc. (a)	30,000	19,787,700
American Tower Corp.	237,000	24,856,560
ANSYS, Inc. (a)	91,000	8,260,070
Applied Materials, Inc.	129,000	2,640,630
AT&T, Inc.	335,000	13,004,700
AutoZone, Inc. (a)	37,100	28,390,033
Bats Global Markets, Inc.	39,300	931,803
BlackRock, Inc. Class A	5,000	1,781,650
bluebird bio, Inc. (a)	33,000	1,463,550
Boston Scientific Corp.(a)	225,000	4,932,000
Bristol-Myers Squibb Co.	374,900	27,060,282
Cigna Corp.	17,000	2,355,180
CME Group, Inc.	98,000	9,007,180
Cognizant Technology Solutions Corp. Class A (a)	266,000	15,526,420
ConocoPhillips Co.	361,000	17,252,190
Constellation Brands, Inc. Class A (sub. vtg.)	110,600	17,260,236
Cummins, Inc.	3,000	351,090
CVS Health Corp.	61,000	6,130,500
D.R. Horton, Inc.	118,000	3,547,080
Danaher Corp.	28,300	2,738,025
E*TRADE Financial Corp. (a)	127,000	3,197,860
Edwards Lifesciences Corp. (a)	29,000	3,080,090
Electronic Arts, Inc. (a)	108,000	6,679,800
Equifax, Inc.	17,000	2,044,250
Estee Lauder Companies, Inc. Class A	225,000	21,570,750
Extra Space Storage, Inc.	83,000	7,050,850
Facebook, Inc. Class A (a)	155,500	18,283,690
Gilead Sciences, Inc.	66,000	5,821,860
Global Payments, Inc.	31,400	2,266,452
HealthSouth Corp. warrants 1/17/17 (a)	341	1,231
Hess Corp.	155,000	9,241,100
Home Depot, Inc.	92,000	12,317,880
Intercept Pharmaceuticals, Inc. (a)	44,500	6,707,930
Interpublic Group of Companies, Inc.	191,000	4,381,540
Ionis Pharmaceuticals, Inc. (a)	37,000	1,515,890
J.B. Hunt Transport Services, Inc.	15,000	1,243,200
Kansas City Southern	294,000	27,856,500
Level 3 Communications, Inc. (a)	83,000	4,337,580
Lockheed Martin Corp.	38,000	8,830,440
lululemon athletica, Inc. (a)	48,000	3,146,400
MasterCard, Inc. Class A	225,000	21,822,750
McGraw Hill Financial, Inc.	276,549	29,549,261
Medivation, Inc. (a)	345,082	19,945,740
Molson Coors Brewing Co. Class B	133,400	12,757,042
Monster Beverage Corp.	10,000	1,442,200
MSCI, Inc. Class A	339,300	25,766,442
Newell Brands, Inc.	196,000	8,925,840
NewMarket Corp.	9,140	3,711,388
NIKE, Inc. Class B	214,000	12,613,160
Norfolk Southern Corp.	189,000	17,030,790
Northrop Grumman Corp.	44,000	9,075,440
NVIDIA Corp.	11,900	422,807
O'Reilly Automotive, Inc. (a)	24,000	6,304,320
PACCAR, Inc.	69,000	4,064,790
PayPal Holdings, Inc. (a)	716,000	28,052,880
Phillips 66 Co.	14,000	1,149,540
Post Holdings, Inc. (a)	127,800	9,181,152
Prestige Brands Holdings, Inc. (a)	332,000	18,850,960
Priceline Group, Inc. (a)	5,000	6,718,300
Public Storage	9,000	2,203,290
PVH Corp.	25,000	2,390,000
Raytheon Co.	21,000	2,653,350
Regal Beloit Corp.	30,000	1,932,600
Reynolds American, Inc.	517,000	25,643,200
Salesforce.com, Inc. (a)	125,300	9,497,740
ServiceMaster Global Holdings, Inc. (a)	32,500	1,245,400
Sherwin-Williams Co.	13,000	3,735,030
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,200	766,760
SLM Corp. (a)	72,443	490,439
Southwest Airlines Co.	18,000	802,980
Spectrum Brands Holdings, Inc.	43,000	4,884,800
Spirit Airlines, Inc. (a)	223,900	9,835,927
The NASDAQ OMX Group, Inc.	45,000	2,776,950
Ultragenyx Pharmaceutical, Inc. (a)	21,700	1,467,354
Under Armour, Inc. Class A (sub. vtg.) (a)	10,000	439,400
Union Pacific Corp.	50,000	4,361,500
UnitedHealth Group, Inc.	146,000	19,225,280
Visa, Inc. Class A	330,500	25,527,820
Xylem, Inc.	69,000	2,882,820

TOTAL UNITED STATES OF AMERICA		840,148,608

TOTAL COMMON STOCKS
(Cost $1,334,730,075)		1,536,355,623

Nonconvertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $1,166,878)	369,166	1,425,239

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (e)	25,131,066	25,131,066
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	7,590,746	7,590,746
TOTAL MONEY MARKET FUNDS
(Cost $32,721,812)		32,721,812
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $1,368,618,765)		1,570,502,674
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(22,547,155)
NET ASSETS - 100%		$1,547,955,519

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,425,239 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,860
Fidelity Securities Lending Cash Central Fund	115,427
Total	$168,287

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$218,964,167	$182,404,671	$35,134,257	$1,425,239
Consumer Staples	197,483,050	165,816,646	31,666,404	--
Energy	89,018,932	65,156,142	23,862,790	--
Financials	250,165,204	194,713,004	55,452,200	--
Health Care	206,083,498	161,864,881	44,218,617	--
Industrials	192,772,231	178,650,552	14,121,679	--
Information Technology	283,977,132	265,991,431	17,985,701	--
Materials	41,615,597	34,294,126	7,321,471	--
Telecommunication Services	53,643,799	29,657,651	23,986,148	--
Utilities	4,057,252	4,057,252	--	--
Money Market Funds	32,721,812	32,721,812	--	--
Total Investments in Securities:	$1,570,502,674	$1,315,328,168	$253,749,267	$1,425,239

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$9,091,486
Level 2 to Level 1	$46,637,934

See accompanying notes which are an integral part of the financial statements.

Fidelity® Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,029,594) — See accompanying schedule: Unaffiliated issuers (cost $1,335,896,953)	$1,537,780,862
Fidelity Central Funds (cost $32,721,812)	32,721,812
Total Investments (cost $1,368,618,765)		$1,570,502,674
Foreign currency held at value (cost $56,309)		55,661
Receivable for investments sold
Regular delivery		56,537,304
Delayed delivery		3,448,730
Receivable for fund shares sold		748,207
Dividends receivable		3,847,525
Distributions receivable from Fidelity Central Funds		50,420
Prepaid expenses		1,213
Other receivables		57,052
Total assets		1,635,248,786
Liabilities
Payable to custodian bank	$2,570,144
Payable for investments purchased	51,436,354
Payable for fund shares redeemed	24,394,053
Accrued management fee	869,060
Distribution and service plan fees payable	21,526
Other affiliated payables	296,749
Other payables and accrued expenses	114,635
Collateral on securities loaned, at value	7,590,746
Total liabilities		87,293,267
Net Assets		$1,547,955,519
Net Assets consist of:
Paid in capital		$1,389,384,590
Undistributed net investment income		5,568,061
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,853,510)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		201,856,378
Net Assets		$1,547,955,519
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,310,008 ÷ 1,451,507 shares)		$21.57
Maximum offering price per share (100/94.25 of $21.57)		$22.89
Class T:
Net Asset Value and redemption price per share ($12,729,077 ÷ 593,461 shares)		$21.45
Maximum offering price per share (100/96.50 of $21.45)		$22.23
Class B:
Net Asset Value and offering price per share ($260,690 ÷ 12,281 shares)(a)		$21.23
Class C:
Net Asset Value and offering price per share ($11,119,959 ÷ 525,510 shares)(a)		$21.16
Worldwide:
Net Asset Value, offering price and redemption price per share ($1,468,611,488 ÷ 67,368,997 shares)		$21.80
Class I:
Net Asset Value, offering price and redemption price per share ($23,924,297 ÷ 1,102,338 shares)		$21.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$15,209,013
Interest		2,357
Income from Fidelity Central Funds		168,287
Income before foreign taxes withheld		15,379,657
Less foreign taxes withheld		(836,245)
Total income		14,543,412
Expenses
Management fee
Basic fee	$5,237,370
Performance adjustment	226,333
Transfer agent fees	1,535,248
Distribution and service plan fees	126,742
Accounting and security lending fees	243,129
Custodian fees and expenses	82,458
Independent trustees' compensation	3,434
Registration fees	83,611
Audit	68,029
Legal	3,483
Miscellaneous	5,229
Total expenses before reductions	7,615,066
Expense reductions	(26,777)	7,588,289
Net investment income (loss)		6,955,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,129)	(43,599,935)
Foreign currency transactions	348,368
Total net realized gain (loss)		(43,251,567)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $31,438)	1,538,838
Assets and liabilities in foreign currencies	(102,488)
Total change in net unrealized appreciation (depreciation)		1,436,350
Net gain (loss)		(41,815,217)
Net increase (decrease) in net assets resulting from operations		$(34,860,094)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,955,123	$8,944,137
Net realized gain (loss)	(43,251,567)	60,531,683
Change in net unrealized appreciation (depreciation)	1,436,350	(24,468,691)
Net increase (decrease) in net assets resulting from operations	(34,860,094)	45,007,129
Distributions to shareholders from net investment income	(9,278,911)	(4,942,326)
Distributions to shareholders from net realized gain	(52,672,015)	(154,486,836)
Total distributions	(61,950,926)	(159,429,162)
Share transactions - net increase (decrease)	20,375,577	128,269,740
Redemption fees	6,138	21,658
Total increase (decrease) in net assets	(76,429,305)	13,869,365
Net Assets
Beginning of period	1,624,384,824	1,610,515,459
End of period (including undistributed net investment income of $5,568,061 and undistributed net investment income of $7,891,849, respectively)	$1,547,955,519	$1,624,384,824

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.88	$24.64	$25.18	$19.69	$17.89	$17.50
Income from Investment Operations
Net investment income (loss)A	.06	.06	.02	.02	.10	.05
Net realized and unrealized gain (loss)	(.55)	.58	1.46	5.66	1.72	.47
Total from investment operations	(.49)	.64	1.48	5.68	1.82	.52
Distributions from net investment income	(.07)	–	(.04)	(.11)	(.02)	(.08)
Distributions from net realized gain	(.75)	(2.40)	(1.98)	(.08)	–	(.05)
Total distributions	(.82)	(2.40)	(2.02)	(.19)	(.02)	(.13)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.57	$22.88	$24.64	$25.18	$19.69	$17.89
Total ReturnC,D,E	(2.27)%	2.73%	6.29%	29.10%	10.20%	2.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%H	1.27%	1.31%	1.45%	1.43%	1.41%
Expenses net of fee waivers, if any	1.27%H	1.26%	1.31%	1.45%	1.43%	1.40%
Expenses net of all reductions	1.27%H	1.26%	1.31%	1.42%	1.41%	1.38%
Net investment income (loss)	.60%H	.27%	.10%	.09%	.52%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$31,310	$31,043	$33,788	$28,661	$18,723	$13,153
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.72	$24.49	$25.05	$19.61	$17.83	$17.46
Income from Investment Operations
Net investment income (loss)A	.03	(.01)	(.04)	(.04)	.05	.01
Net realized and unrealized gain (loss)	(.55)	.57	1.46	5.63	1.73	.45
Total from investment operations	(.52)	.56	1.42	5.59	1.78	.46
Distributions from net investment income	–	–	–	(.07)	–	(.04)
Distributions from net realized gain	(.75)	(2.33)	(1.98)	(.08)	–	(.05)
Total distributions	(.75)	(2.33)	(1.98)	(.15)	–	(.09)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.45	$22.72	$24.49	$25.05	$19.61	$17.83
Total ReturnC,D,E	(2.38)%	2.36%	6.05%	28.73%	9.98%	2.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.57%	1.58%	1.71%	1.68%	1.66%
Expenses net of fee waivers, if any	1.57%H	1.56%	1.58%	1.70%	1.68%	1.65%
Expenses net of all reductions	1.57%H	1.56%	1.58%	1.68%	1.66%	1.63%
Net investment income (loss)	.30%H	(.04)%	(.17)%	(.16)%	.26%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$12,729	$13,055	$12,160	$9,822	$5,550	$2,187
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.55	$24.21	$24.82	$19.44	$17.77	$17.39
Income from Investment Operations
Net investment income (loss)A	(.02)	(.13)	(.17)	(.14)	(.04)	(.09)
Net realized and unrealized gain (loss)	(.55)	.57	1.45	5.59	1.71	.47
Total from investment operations	(.57)	.44	1.28	5.45	1.67	.38
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.75)	(2.10)	(1.89)	(.07)	–	–
Total distributions	(.75)	(2.10)	(1.89)	(.07)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.23	$22.55	$24.21	$24.82	$19.44	$17.77
Total ReturnC,D,E	(2.65)%	1.88%	5.49%	28.13%	9.40%	2.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.06%H	2.08%	2.09%	2.19%	2.18%	2.16%
Expenses net of fee waivers, if any	2.06%H	2.08%	2.09%	2.19%	2.18%	2.16%
Expenses net of all reductions	2.06%H	2.07%	2.09%	2.17%	2.16%	2.13%
Net investment income (loss)	(.19)%H	(.55)%	(.68)%	(.65)%	(.23)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$261	$367	$573	$710	$304	$256
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.48	$24.12	$24.78	$19.41	$17.74	$17.36
Income from Investment Operations
Net investment income (loss)A	(.02)	(.12)	(.15)	(.14)	(.04)	(.09)
Net realized and unrealized gain (loss)	(.55)	.57	1.44	5.58	1.71	.47
Total from investment operations	(.57)	.45	1.29	5.44	1.67	.38
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.75)	(2.09)	(1.95)	(.07)	–	–
Total distributions	(.75)	(2.09)	(1.95)	(.07)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.16	$22.48	$24.12	$24.78	$19.41	$17.74
Total ReturnC,D,E	(2.66)%	1.90%	5.55%	28.12%	9.41%	2.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.06%H	2.07%	2.04%	2.15%	2.18%	2.16%
Expenses net of fee waivers, if any	2.06%H	2.07%	2.04%	2.14%	2.18%	2.15%
Expenses net of all reductions	2.06%H	2.06%	2.03%	2.12%	2.16%	2.13%
Net investment income (loss)	(.19)%H	(.54)%	(.63)%	(.60)%	(.23)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,120	$11,231	$9,229	$10,778	$1,726	$1,297
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.14	$24.92	$25.41	$19.85	$18.02	$17.58
Income from Investment Operations
Net investment income (loss)A	.10	.13	.11	.10	.16	.11
Net realized and unrealized gain (loss)	(.55)	.58	1.47	5.70	1.74	.48
Total from investment operations	(.45)	.71	1.58	5.80	1.90	.59
Distributions from net investment income	(.14)	(.08)	(.09)	(.16)	(.07)	(.10)
Distributions from net realized gain	(.75)	(2.41)	(1.98)	(.08)	–	(.05)
Total distributions	(.89)	(2.49)	(2.07)	(.24)	(.07)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.80	$23.14	$24.92	$25.41	$19.85	$18.02
Total ReturnC,D	(2.08)%	3.01%	6.64%	29.54%	10.56%	3.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G	.96%	.98%	1.11%	1.11%	1.08%
Expenses net of fee waivers, if any	.96%G	.96%	.97%	1.11%	1.11%	1.08%
Expenses net of all reductions	.95%G	.95%	.97%	1.08%	1.09%	1.05%
Net investment income (loss)	.91%G	.57%	.44%	.43%	.84%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,468,611	$1,543,516	$1,535,658	$1,464,415	$1,081,240	$1,114,694
Portfolio turnover rateH	124%G	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.03	$24.81	$25.31	$19.78	$17.98	$17.57
Income from Investment Operations
Net investment income (loss)A	.09	.13	.10	.08	.14	.10
Net realized and unrealized gain (loss)	(.56)	.58	1.47	5.68	1.74	.47
Total from investment operations	(.47)	.71	1.57	5.76	1.88	.57
Distributions from net investment income	(.11)	(.07)	(.09)	(.15)	(.08)	(.11)
Distributions from net realized gain	(.75)	(2.41)	(1.98)	(.08)	–	(.05)
Total distributions	(.86)	(2.49)B	(2.07)	(.23)	(.08)	(.16)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$21.70	$23.03	$24.81	$25.31	$19.78	$17.98
Total ReturnD,E	(2.17)%	3.00%	6.63%	29.44%	10.49%	3.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	.98%	1.01%	1.17%	1.18%	1.13%
Expenses net of fee waivers, if any	1.05%H	.98%	1.01%	1.17%	1.18%	1.13%
Expenses net of all reductions	1.05%H	.97%	1.00%	1.14%	1.16%	1.10%
Net investment income (loss)	.82%H	.55%	.40%	.37%	.77%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$23,924	$25,173	$19,107	$10,639	$4,291	$3,086
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$244,600,092
Gross unrealized depreciation	(44,752,721)
Net unrealized appreciation (depreciation) on securities	$199,847,371
Tax cost	$1,370,655,303

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $959,804,322 and $977,150,164, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$38,402	$948
Class T	.25%	.25%	31,350	111
Class B	.75%	.25%	1,507	1,130
Class C	.75%	.25%	55,483	14,385
			$126,742	$16,574

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,190
Class T	2,320
Class B(a)	69
Class C(a)	1,068
$12,647

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39,375.26
Class T	19,127.30
Class B	451.30
Class C	16,541.30
Worldwide	1,424,795.19
Class I	34,959.29
	$1,535,248

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,611 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,379 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $115,427. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,702 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $297.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,778.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$95,208	$–
Class T	2,313	–
Worldwide	9,064,407	4,895,242
Class I	116,983	47,084
Total	$9,278,911	$4,942,326
From net realized gain
Class A	$1,050,091	$3,318,115
Class T	433,754	1,143,314
Class B	11,494	47,493
Class C	384,211	790,219
Worldwide	49,987,535	147,652,391
Class I	804,930	1,535,304
Total	$52,672,015	$154,486,836

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	230,209	416,197	$4,950,696	$9,650,572
Reinvestment of distributions	49,536	143,319	1,105,146	3,239,009
Shares redeemed	(185,147)	(573,622)	(3,904,065)	(12,962,950)
Net increase (decrease)	94,598	(14,106)	$2,151,777	$(73,369)
Class T
Shares sold	57,758	129,216	$1,237,003	$2,974,281
Reinvestment of distributions	19,370	50,075	430,197	1,126,698
Shares redeemed	(58,217)	(101,388)	(1,245,210)	(2,303,572)
Net increase (decrease)	18,911	77,903	$421,990	$1,797,407
Class B
Shares sold	457	3,860	$8,675	$90,877
Reinvestment of distributions	487	1,857	10,726	41,646
Shares redeemed	(4,925)	(13,140)	(103,223)	(300,445)
Net increase (decrease)	(3,981)	(7,423)	$(83,822)	$(167,922)
Class C
Shares sold	71,518	216,209	$1,499,591	$4,944,508
Reinvestment of distributions	15,568	31,721	341,870	709,279
Shares redeemed	(61,233)	(130,941)	(1,257,272)	(2,958,600)
Net increase (decrease)	25,853	116,989	$584,189	$2,695,187
Worldwide
Shares sold	4,864,505	10,346,856	$104,200,239	$242,784,559
Reinvestment of distributions	2,542,668	6,500,654	57,260,887	148,214,908
Shares redeemed	(6,730,731)	(11,769,221)	(144,609,657)	(274,209,696)
Net increase (decrease)	676,442	5,078,289	$16,851,469	$116,789,771
Class I
Shares sold	286,917	842,969	$6,199,126	$19,464,651
Reinvestment of distributions	28,687	64,929	643,439	1,473,244
Shares redeemed	(306,329)	(584,975)	(6,392,591)	(13,709,229)
Net increase (decrease)	9,275	322,923	$449,974	$7,228,666

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2016 and for the year ended October 31, 2015, and the financial highlights for the six months ended April 30, 2016 and for each of the five years in the period ended October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2016, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended April 30, 2016 and for the year ended October 31, 2015, and the financial highlights for the six months ended April 30, 2016 and for each of the five years in the period ended October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 15, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Fidelity Diversified International Fund
Diversified International	1.07%
Actual		$1,000.00	$961.90	$5.22
Hypothetical-C		$1,000.00	$1,019.54	$5.37
Class K	.94%
Actual		$1,000.00	$962.60	$4.59
Hypothetical-C		$1,000.00	$1,020.19	$4.72
Fidleity International Capital Appreciation Fund
International Capital Appreciation	1.14%
Actual		$1,000.00	$999.90	$5.67
Hypothetical-C		$1,000.00	$1,019.19	$5.72
Fidelity Overseas Fund
Overseas	1.04%
Actual		$1,000.00	$986.90	$5.14
Hypothetical-C		$1,000.00	$1,019.69	$5.22
Class K	.91%
Actual		$1,000.00	$987.60	$4.50
Hypothetical-C		$1,000.00	$1,020.34	$4.57
Fidelity Worldwide Fund
Class A	1.27%
Actual		$1,000.00	$977.30	$6.24
Hypothetical-C		$1,000.00	$1,018.55	$6.37
Class T	1.57%
Actual		$1,000.00	$976.20	$7.71
Hypothetical-C		$1,000.00	$1,017.06	$7.87
Class B	2.06%
Actual		$1,000.00	$973.50	$10.11
Hypothetical-C		$1,000.00	$1,014.62	$10.32
Class C	2.06%
Actual		$1,000.00	$973.40	$10.11
Hypothetical-C		$1,000.00	$1,014.62	$10.32
Worldwide	.96%
Actual		$1,000.00	$979.20	$4.72
Hypothetical-C		$1,000.00	$1,020.09	$4.82
Class I	1.05%
Actual		$1,000.00	$978.30	$5.16
Hypothetical-C		$1,000.00	$1,019.64	$5.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

Boston, MA 02210

245 Summer St.

www.fidelity.com

IBD-SANN-0616
1.703569.118

Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund

Fidelity® China Region Fund

Fidelity® Emerging Asia Fund

Fidelity® Emerging Markets Fund

Fidelity® Europe Fund

Fidelity® Japan Fund

Fidelity® Japan Smaller Companies Fund

Fidelity® Latin America Fund

Fidelity® Nordic Fund

Fidelity® Pacific Basin Fund

Semi-Annual Report

April 30, 2016

Contents

Fidelity® Canada Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® China Region Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Asia Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Markets Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Europe Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Smaller Companies Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Latin America Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Nordic Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Pacific Basin Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Canada Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Canada	94.1%
United States of America*	3.0%
United Kingdom	0.9%
Bailiwick of Jersey	0.8%
France	0.4%
Israel	0.3%
Ireland	0.3%
Netherlands	0.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Canada	94.4%
United States of America*	3.3%
United Kingdom	0.9%
Bailiwick of Jersey	0.7%
Israel	0.3%
Sweden	0.3%
Ireland	0.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	97.8
Short-Term Investments and Net Other Assets (Liabilities)	2.0	2.2

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	10.0	8.9
The Toronto-Dominion Bank (Banks)	9.2	8.3
Canadian National Railway Co. (Road & Rail)	5.5	6.1
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.1	5.7
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3.4	4.4
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	3.3	3.8
TELUS Corp. (Diversified Telecommunication Services)	3.0	3.9
Sun Life Financial, Inc. (Insurance)	2.9	4.1
Power Corp. of Canada (sub. vtg.) (Insurance)	2.6	2.2
Bank of Nova Scotia (Banks)	2.3	1.6
	47.3

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.3	33.1
Energy	20.9	20.7
Materials	13.8	10.2
Consumer Staples	8.3	8.7
Industrials	7.2	8.2
Telecommunication Services	6.5	7.7
Information Technology	3.8	3.3
Consumer Discretionary	3.1	2.6
Health Care	0.7	3.0
Utilities	0.4	0.3

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® Canada Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.5%
Magna International, Inc. Class A (sub. vtg.)	147,200	$6,182,705
Hotels, Restaurants & Leisure - 0.2%
Cara Operations Ltd.	106,400	2,752,645
Media - 1.4%
Corus Entertainment, Inc. Class B (non-vtg.)	501,600	5,001,208
DHX Media Ltd.	773,000	4,713,039
Quebecor, Inc. Class B (sub. vtg.)	331,500	8,866,773
		18,581,020
Specialty Retail - 0.3%
AutoCanada, Inc. (a)	204,700	3,349,399
Textiles, Apparel & Luxury Goods - 0.7%
Gildan Activewear, Inc.	298,790	9,280,184

TOTAL CONSUMER DISCRETIONARY		40,145,953

CONSUMER STAPLES - 8.3%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	60,600	5,795,178
Food & Staples Retailing - 6.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	540,800	23,706,065
George Weston Ltd.	333,900	28,975,079
Jean Coutu Group, Inc. Class A (sub. vtg.)	496,900	7,556,270
Metro, Inc. Class A (sub. vtg.)	471,795	15,789,170
North West Co., Inc.	507,200	11,274,255
		87,300,839
Food Products - 0.3%
AGT Food & Ingredients, Inc.	121,700	3,934,129
Personal Products - 0.2%
Edgewell Personal Care Co. (b)	38,900	3,192,523
Tobacco - 0.5%
Imperial Tobacco Group PLC	109,910	5,971,725

TOTAL CONSUMER STAPLES		106,194,394

ENERGY - 20.9%
Energy Equipment & Services - 1.4%
Canadian Energy Services & Technology Corp.	1,930,100	5,891,674
Pason Systems, Inc.	390,300	5,673,924
ZCL Composites, Inc.	968,300	6,359,123
		17,924,721
Oil, Gas & Consumable Fuels - 19.5%
ARC Resources Ltd. (a)	748,000	12,620,674
Canadian Natural Resources Ltd.	724,198	21,748,450
Cenovus Energy, Inc.	1,329,400	21,074,174
Enbridge, Inc.	1,057,200	43,915,887
Imperial Oil Ltd.	637,700	21,148,240
Keyera Corp. (a)	239,704	7,720,123
Painted Pony Petroleum Ltd. (b)	825,000	3,892,564
Paramount Resources Ltd. Class A (a)(b)	385,100	2,802,234
Parkland Fuel Corp.	341,700	6,517,001
Peyto Exploration & Development Corp.	385,600	9,843,602
PrairieSky Royalty Ltd.	601,629	12,668,397
Raging River Exploration, Inc. (b)	821,400	6,657,877
Spartan Energy Corp. (b)	2,605,300	5,959,362
Suncor Energy, Inc.	2,250,000	66,045,668
Whitecap Resources, Inc.	1,051,500	7,886,040
		250,500,293

TOTAL ENERGY		268,425,014

FINANCIALS - 33.3%
Banks - 21.5%
Bank of Nova Scotia	559,100	29,320,778
Royal Bank of Canada	2,075,800	128,912,361
The Toronto-Dominion Bank	2,643,500	117,669,144
		275,902,283
Capital Markets - 1.0%
Amundi SA	103,800	4,776,830
Ashmore Group PLC (a)	1,186,200	5,322,707
Uranium Participation Corp. (b)	624,800	2,300,611
		12,400,148
Insurance - 9.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,600	15,865,147
Intact Financial Corp.	295,625	21,876,768
Manulife Financial Corp.	724,500	10,682,434
Power Corp. of Canada (sub. vtg.)	1,347,500	32,745,098
Sun Life Financial, Inc.	1,099,400	37,502,447
		118,671,894
Real Estate Investment Trusts - 1.6%
Allied Properties (REIT)	382,300	10,770,945
H&R REIT/H&R Finance Trust	604,700	10,564,297
		21,335,242

TOTAL FINANCIALS		428,309,567

HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	82,400	4,486,680
Valeant Pharmaceuticals International, Inc. (Canada) (b)	148,921	4,968,004
		9,454,684
INDUSTRIALS - 7.2%
Airlines - 0.5%
WestJet Airlines Ltd.	361,700	6,053,798
Professional Services - 0.6%
Stantec, Inc.	282,200	7,233,245
Stantec, Inc. ADR	52,700	1,342,806
		8,576,051
Road & Rail - 6.1%
Canadian National Railway Co.	1,146,800	70,615,899
TransForce, Inc.	415,100	7,834,198
		78,450,097

TOTAL INDUSTRIALS		93,079,946

INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment & Components - 0.2%
Avigilon Corp. (a)(b)	213,600	2,744,267
IT Services - 1.4%
CGI Group, Inc. Class A (sub. vtg.) (b)	396,300	18,104,659
Software - 2.2%
Constellation Software, Inc.	35,500	13,873,492
Open Text Corp.	257,814	14,434,872
		28,308,364

TOTAL INFORMATION TECHNOLOGY		49,157,290

MATERIALS - 13.8%
Chemicals - 2.2%
Agrium, Inc.	213,900	18,432,189
LyondellBasell Industries NV Class A	28,800	2,380,896
Monsanto Co.	39,100	3,662,888
Potash Corp. of Saskatchewan, Inc.	203,600	3,602,391
		28,078,364
Construction Materials - 0.3%
CRH PLC	139,700	4,065,676
Containers & Packaging - 1.2%
CCL Industries, Inc. Class B	62,600	11,462,780
Winpak Ltd.	113,500	3,916,008
		15,378,788
Metals & Mining - 9.5%
Agnico Eagle Mines Ltd. (Canada)	418,700	19,792,059
Continental Gold, Inc. (b)	1,142,500	2,522,296
Franco-Nevada Corp.	83,300	5,848,992
Goldcorp, Inc.	1,301,500	26,222,938
Labrador Iron Ore Royalty Corp. (a)	368,800	4,320,842
Lundin Mining Corp. (b)	2,504,500	9,840,747
Randgold Resources Ltd.	102,964	10,284,896
Silver Wheaton Corp.	853,200	17,877,284
Tahoe Resources, Inc.	759,900	10,731,990
Teck Resources Ltd. Class B (sub. vtg.)	654,800	8,016,042
Torex Gold Resources, Inc. (b)	3,556,100	6,320,318
		121,778,404
Paper & Forest Products - 0.6%
Stella-Jones, Inc.	109,300	4,178,785
Western Forest Products, Inc.	1,809,500	3,244,899
		7,423,684

TOTAL MATERIALS		176,724,916

TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 3.2%
Manitoba Telecom Services, Inc.	96,500	2,525,751
TELUS Corp.	1,216,300	38,562,536
		41,088,287
Wireless Telecommunication Services - 3.3%
Rogers Communications, Inc. Class B (non-vtg.)	1,099,400	42,759,799

TOTAL TELECOMMUNICATION SERVICES		83,848,086

UTILITIES - 0.4%
Electric Utilities - 0.4%
Hydro One Ltd.	244,600	4,592,951
TOTAL COMMON STOCKS
(Cost $1,011,771,553)		1,259,932,801

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.38% (c)	20,320,612	20,320,612
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	10,341,617	10,341,617
TOTAL MONEY MARKET FUNDS
(Cost $30,662,229)		30,662,229
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $1,042,433,782)		1,290,595,030
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,985,358)
NET ASSETS - 100%		$1,285,609,672

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,503
Fidelity Securities Lending Cash Central Fund	952,909
Total	$996,412

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$40,145,953	$40,145,953	$--	$--
Consumer Staples	106,194,394	106,194,394	--	--
Energy	268,425,014	268,425,014	--	--
Financials	428,309,567	428,309,567	--	--
Health Care	9,454,684	9,454,684	--	--
Industrials	93,079,946	93,079,946	--	--
Information Technology	49,157,290	49,157,290	--	--
Materials	176,724,916	162,374,344	14,350,572	--
Telecommunication Services	83,848,086	83,848,086	--	--
Utilities	4,592,951	4,592,951	--	--
Money Market Funds	30,662,229	30,662,229	--	--
Total Investments in Securities:	$1,290,595,030	$1,276,244,458	$14,350,572	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Canada Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,857,677) — See accompanying schedule: Unaffiliated issuers (cost $1,011,771,553)	$1,259,932,801
Fidelity Central Funds (cost $30,662,229)	30,662,229
Total Investments (cost $1,042,433,782)		$1,290,595,030
Foreign currency held at value (cost $40,845)		40,845
Receivable for investments sold		14,117,371
Receivable for fund shares sold		683,671
Dividends receivable		2,510,752
Distributions receivable from Fidelity Central Funds		195,666
Prepaid expenses		1,745
Other receivables		3,103
Total assets		1,308,148,183
Liabilities
Payable for investments purchased	$7,933,946
Payable for fund shares redeemed	3,028,172
Accrued management fee	878,006
Distribution and service plan fees payable	32,252
Other affiliated payables	283,687
Other payables and accrued expenses	40,831
Collateral on securities loaned, at value	10,341,617
Total liabilities		22,538,511
Net Assets		$1,285,609,672
Net Assets consist of:
Paid in capital		$1,082,592,424
Undistributed net investment income		5,545,722
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,751,002)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		248,222,528
Net Assets		$1,285,609,672
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($47,435,581 ÷ 993,715 shares)		$47.74
Maximum offering price per share (100/94.25 of $47.74)		$50.65
Class T:
Net Asset Value and redemption price per share ($11,413,979 ÷ 240,120 shares)		$47.53
Maximum offering price per share (100/96.50 of $47.53)		$49.25
Class B:
Net Asset Value and offering price per share ($2,218,869 ÷ 47,287 shares)(a)		$46.92
Class C:
Net Asset Value and offering price per share ($19,909,120 ÷ 426,363 shares)(a)		$46.70
Canada:
Net Asset Value, offering price and redemption price per share ($1,195,964,152 ÷ 24,956,980 shares)		$47.92
Class I:
Net Asset Value, offering price and redemption price per share ($8,667,971 ÷ 181,174 shares)		$47.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$17,965,445
Interest		40
Income from Fidelity Central Funds (including $952,909 from security lending)		996,412
Income before foreign taxes withheld		18,961,897
Less foreign taxes withheld		(2,585,887)
Total income		16,376,010
Expenses
Management fee
Basic fee	$4,221,805
Performance adjustment	1,593,391
Transfer agent fees	1,437,412
Distribution and service plan fees	189,908
Accounting and security lending fees	281,330
Custodian fees and expenses	11,972
Independent trustees' compensation	2,724
Registration fees	66,487
Audit	39,975
Legal	2,162
Miscellaneous	4,401
Total expenses before reductions	7,851,567
Expense reductions	(9,373)	7,842,194
Net investment income (loss)		8,533,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,078,868)
Foreign currency transactions	(188,472)
Total net realized gain (loss)		(38,267,340)
Change in net unrealized appreciation (depreciation) on: Investment securities	98,783,700
Assets and liabilities in foreign currencies	77,536
Total change in net unrealized appreciation (depreciation)		98,861,236
Net gain (loss)		60,593,896
Net increase (decrease) in net assets resulting from operations		$69,127,712

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,533,816	$20,629,341
Net realized gain (loss)	(38,267,340)	(6,996,196)
Change in net unrealized appreciation (depreciation)	98,861,236	(283,157,405)
Net increase (decrease) in net assets resulting from operations	69,127,712	(269,524,260)
Distributions to shareholders from net investment income	(17,462,078)	(24,029,674)
Distributions to shareholders from net realized gain	(1,771,774)	(262,730,704)
Total distributions	(19,233,852)	(286,760,378)
Share transactions - net increase (decrease)	(154,046,279)	(304,156,881)
Redemption fees	34,509	128,345
Total increase (decrease) in net assets	(104,117,910)	(860,313,174)
Net Assets
Beginning of period	1,389,727,582	2,250,040,756
End of period (including undistributed net investment income of $5,545,722 and undistributed net investment income of $14,473,984, respectively)	$1,285,609,672	$1,389,727,582

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.25	$60.56	$57.31	$53.65	$52.20	$53.81
Income from Investment Operations
Net investment income (loss)A	.24	.45	.47	.60	.57	.34
Net realized and unrealized gain (loss)	2.73	(8.04)	3.13	3.63	1.50	(1.17)
Total from investment operations	2.97	(7.59)	3.60	4.23	2.07	(.83)
Distributions from net investment income	(.42)	(.50)	(.03)	(.57)	(.33)	(.35)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.48)	(7.72)	(.35)	(.57)	(.62)	(.79)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.74	$45.25	$60.56	$57.31	$53.65	$52.20
Total ReturnC,D,E	6.66%	(14.32)%	6.32%	7.98%	4.04%	(1.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.43%	1.29%	1.19%	1.08%	1.12%
Expenses net of fee waivers, if any	1.57%H	1.43%	1.29%	1.19%	1.08%	1.12%
Expenses net of all reductions	1.57%H	1.43%	1.29%	1.18%	1.08%	1.12%
Net investment income (loss)	1.14%H	.90%	.79%	1.11%	1.11%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$47,436	$58,286	$95,004	$116,661	$159,597	$215,369
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$44.99	$60.22	$57.14	$53.48	$52.01	$53.64
Income from Investment Operations
Net investment income (loss)A	.18	.29	.29	.45	.43	.17
Net realized and unrealized gain (loss)	2.71	(8.00)	3.11	3.63	1.49	(1.16)
Total from investment operations	2.89	(7.71)	3.40	4.08	1.92	(.99)
Distributions from net investment income	(.29)	(.30)	–	(.42)	(.16)	(.21)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.35)	(7.52)	(.32)	(.42)	(.45)	(.65)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.53	$44.99	$60.22	$57.14	$53.48	$52.01
Total ReturnC,D,E	6.49%	(14.58)%	5.99%	7.69%	3.74%	(1.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.85%H	1.75%	1.59%	1.47%	1.36%	1.42%
Expenses net of fee waivers, if any	1.85%H	1.75%	1.59%	1.47%	1.36%	1.42%
Expenses net of all reductions	1.85%H	1.75%	1.59%	1.46%	1.36%	1.42%
Net investment income (loss)	.86%H	.58%	.48%	.83%	.83%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$11,414	$12,820	$21,989	$23,751	$29,626	$34,323
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$44.22	$59.27	$56.53	$52.89	$51.37	$53.03
Income from Investment Operations
Net investment income (loss)A	.08	.05	(.01)	.18	.17	(.11)
Net realized and unrealized gain (loss)	2.68	(7.88)	3.07	3.60	1.49	(1.14)
Total from investment operations	2.76	(7.83)	3.06	3.78	1.66	(1.25)
Distributions from net investment income	–	–	–	(.14)	–	(.01)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.14)	(.41)
Total distributions	(.06)	(7.22)	(.32)	(.14)	(.14)	(.42)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$46.92	$44.22	$59.27	$56.53	$52.89	$51.37
Total ReturnC,D,E	6.25%	(14.99)%	5.45%	7.17%	3.25%	(2.41)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.33%H	2.22%	2.09%	1.96%	1.85%	1.91%
Expenses net of fee waivers, if any	2.33%H	2.22%	2.09%	1.96%	1.85%	1.91%
Expenses net of all reductions	2.33%H	2.22%	2.09%	1.95%	1.85%	1.91%
Net investment income (loss)	.38%H	.11%	(.01)%	.34%	.34%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,219	$2,678	$6,290	$7,737	$9,804	$11,866
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$44.02	$59.04	$56.27	$52.61	$51.19	$52.87
Income from Investment Operations
Net investment income (loss)A	.09	.07	.02	.20	.19	(.08)
Net realized and unrealized gain (loss)	2.67	(7.85)	3.07	3.58	1.46	(1.14)
Total from investment operations	2.76	(7.78)	3.09	3.78	1.65	(1.22)
Distributions from net investment income	(.02)	(.02)	–	(.12)	–	(.03)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.23)	(.44)
Total distributions	(.08)	(7.24)	(.32)	(.12)	(.23)	(.47)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$46.70	$44.02	$59.04	$56.27	$52.61	$51.19
Total ReturnC,D,E	6.28%	(14.96)%	5.53%	7.21%	3.26%	(2.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.30%H	2.19%	2.03%	1.93%	1.82%	1.86%
Expenses net of fee waivers, if any	2.30%H	2.19%	2.03%	1.92%	1.82%	1.86%
Expenses net of all reductions	2.29%H	2.18%	2.03%	1.92%	1.82%	1.86%
Net investment income (loss)	.41%H	.14%	.04%	.37%	.37%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$19,909	$21,610	$38,749	$46,040	$66,500	$87,990
Portfolio turnover rateI	37%H	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.55	$60.95	$57.72	$54.05	$52.59	$54.14
Income from Investment Operations
Net investment income (loss)A	.31	.60	.66	.77	.73	.52
Net realized and unrealized gain (loss)	2.73	(8.09)	3.13	3.66	1.51	(1.18)
Total from investment operations	3.04	(7.49)	3.79	4.43	2.24	(.66)
Distributions from net investment income	(.61)	(.69)	(.24)	(.76)	(.49)	(.46)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.67)	(7.91)	(.56)	(.76)	(.78)	(.90)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.92	$45.55	$60.95	$57.72	$54.05	$52.59
Total ReturnC,D	6.83%	(14.08)%	6.64%	8.32%	4.36%	(1.33)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.26%G	1.15%	.98%	.87%	.77%	.82%
Expenses net of fee waivers, if any	1.26%G	1.15%	.98%	.87%	.77%	.82%
Expenses net of all reductions	1.26%G	1.14%	.98%	.86%	.77%	.82%
Net investment income (loss)	1.45%G	1.18%	1.09%	1.42%	1.42%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,195,964	$1,279,488	$2,057,843	$2,262,380	$2,992,597	$3,778,765
Portfolio turnover rateH	37%G	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.44	$60.80	$57.57	$53.91	$52.44	$54.02
Income from Investment Operations
Net investment income (loss)A	.32	.61	.65	.78	.74	.51
Net realized and unrealized gain (loss)	2.73	(8.07)	3.12	3.64	1.50	(1.18)
Total from investment operations	3.05	(7.46)	3.77	4.42	2.24	(.67)
Distributions from net investment income	(.59)	(.68)	(.22)	(.76)	(.48)	(.48)
Distributions from net realized gain	(.06)	(7.22)	(.32)	–	(.29)	(.44)
Total distributions	(.65)	(7.90)	(.54)	(.76)	(.77)	(.92)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	–B	.01
Net asset value, end of period	$47.84	$45.44	$60.80	$57.57	$53.91	$52.44
Total ReturnC,D	6.85%	(14.05)%	6.62%	8.34%	4.38%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.21%G	1.13%	1.00%	.86%	.76%	.82%
Expenses net of fee waivers, if any	1.21%G	1.12%	1.00%	.86%	.76%	.82%
Expenses net of all reductions	1.21%G	1.12%	1.00%	.85%	.76%	.82%
Net investment income (loss)	1.50%G	1.21%	1.08%	1.43%	1.42%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$8,668	$14,846	$30,165	$30,831	$59,245	$68,112
Portfolio turnover rateH	37%G	24%	85%	64%	86%	104%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$314,151,043
Gross unrealized depreciation	(74,008,231)
Net unrealized appreciation (depreciation) on securities	$240,142,812
Tax cost	$1,050,452,218

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $222,288,695 and $383,011,745, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .96% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$58,105	$–
Class T	.25%	.25%	27,541	–
Class B	.75%	.25%	11,113	8,335
Class C	.75%	.25%	93,149	2,665
			$189,908	$11,000

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,637
Class T	1,094
Class B(a)	1,397
Class C(a)	597
$5,725

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$67,198.29
Class T	17,829.32
Class B	3,332.30
Class C	25,128.27
Canada	1,314,704.23
Class I	9,221.18
	$1,437,412

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $294 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,071 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2,028 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,918 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,434.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$482,934	$783,478
Class T	79,315	106,245
Class C	8,502	12,920
Canada	16,735,044	22,800,214
Class I	156,283	326,817
Total	$17,462,078	$24,029,674
From net realized gain
Class A	$69,321	$11,358,847
Class T	16,639	2,548,483
Class B	3,460	742,098
Class C	28,339	4,664,328
Canada	1,638,014	239,967,215
Class I	16,001	3,449,733
Total	$1,771,774	$262,730,704

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	36,639	153,407	$1,582,358	$8,099,168
Reinvestment of distributions	11,425	200,582	496,287	10,552,616
Shares redeemed	(342,515)	(634,705)	(14,730,138)	(31,737,294)
Net increase (decrease)	(294,451)	(280,716)	$(12,651,493)	$(13,085,510)
Class T
Shares sold	9,827	21,812	$408,970	$1,102,045
Reinvestment of distributions	2,169	49,518	93,951	2,597,730
Shares redeemed	(56,853)	(151,491)	(2,357,721)	(7,597,599)
Net increase (decrease)	(44,857)	(80,161)	$(1,854,800)	$(3,897,824)
Class B
Shares sold	499	1,663	$21,790	$85,823
Reinvestment of distributions	68	12,380	2,895	641,184
Shares redeemed	(13,828)	(59,611)	(579,039)	(2,906,257)
Net increase (decrease)	(13,261)	(45,568)	$(554,354)	$(2,179,250)
Class C
Shares sold	24,743	42,631	$1,052,682	$2,146,853
Reinvestment of distributions	731	75,003	31,141	3,864,885
Shares redeemed	(90,006)	(283,087)	(3,720,124)	(13,692,762)
Net increase (decrease)	(64,532)	(165,453)	$(2,636,301)	$(7,681,024)
Canada
Shares sold	779,017	1,250,697	$33,585,544	$63,450,179
Reinvestment of distributions	388,588	4,716,591	16,926,879	249,177,482
Shares redeemed	(4,297,518)	(11,643,757)	(180,976,780)	(581,614,067)
Net increase (decrease)	(3,129,913)	(5,676,469)	$(130,464,357)	$(268,986,406)
Class I
Shares sold	70,963	66,679	$2,977,708	$3,430,310
Reinvestment of distributions	2,849	49,883	123,890	2,628,352
Shares redeemed	(219,360)	(285,976)	(8,986,572)	(14,385,529)
Net increase (decrease)	(145,548)	(169,414)	$(5,884,974)	$(8,326,867)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® China Region Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
China	37.1%
Cayman Islands	26.7%
Taiwan	18.9%
Hong Kong	6.2%
United Kingdom	3.5%
Bermuda	3.3%
Netherlands	2.8%
British Virgin Islands	1.1%
United States of America*	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
China	49.0%
Cayman Islands	25.8%
Hong Kong	8.7%
Bermuda	5.0%
Taiwan	3.7%
Netherlands	3.0%
United Kingdom	1.7%
Bailiwick of Jersey	1.7%
United States of America*	1.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.6	98.6
Short-Term Investments and Net Other Assets (Liabilities)	0.4	1.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Internet Software & Services)	7.9	6.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	7.6	0.0
Alibaba Group Holding Ltd. sponsored ADR (Internet Software & Services)	2.7	0.6
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (Insurance)	2.7	2.8
China Construction Bank Corp. (H Shares) (Banks)	2.6	4.9
Kweichow Moutai Co. Ltd. (Beverages)	2.4	1.4
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	2.3	2.3
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	2.2	2.2
BBMG Corp. (H Shares) (Construction Materials)	2.1	1.8
China Pacific Insurance (Group) Co. Ltd. (H Shares) (Insurance)	2.0	2.3
	34.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.8	14.0
Financials	22.1	37.8
Consumer Discretionary	19.8	14.4
Industrials	9.8	12.9
Materials	5.6	6.7
Telecommunication Services	4.1	2.4
Consumer Staples	4.1	2.0
Health Care	3.3	5.5
Utilities	2.9	1.3
Energy	0.1	1.6

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® China Region Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.8%
Weifu High-Technology Co. Ltd. (B Shares)	4,257,836	$9,002,116
Automobiles - 2.2%
Chongqing Changan Automobile Co. Ltd. (B Shares)	13,112,941	22,686,340
Diversified Consumer Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR	297,200	11,638,352
TAL Education Group ADR (a)	51,000	2,950,860
		14,589,212
Hotels, Restaurants & Leisure - 3.2%
China CYTS Tours Holding Co. Ltd.	887,536	2,725,375
China International Travel Service Corp. Ltd. (A Shares)	753,281	5,121,899
Huangshan Tourism Development Co. Ltd.	5,899,876	12,377,940
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	13,520,000	5,550,538
Tuniu Corp. Class A sponsored ADR (a)(b)	742,800	7,895,964
		33,671,716
Household Durables - 4.2%
Haier Electronics Group Co. Ltd.	5,492,000	9,223,978
Nien Made Enterprise Co. Ltd.	800,000	6,290,437
Qingdao Haier Co. Ltd.	3,099,822	3,988,464
Sundart Holdings Ltd.	20,000,000	11,680,502
Techtronic Industries Co. Ltd.	3,582,500	13,429,610
		44,612,991
Internet & Catalog Retail - 2.3%
Ctrip.com International Ltd. ADR (a)	286,000	12,472,460
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	285,000	11,630,850
		24,103,310
Media - 0.3%
Poly Culture Group Corp. Ltd. (H Shares)	1,148,800	2,704,631
Multiline Retail - 0.0%
Lifestyle International Holdings Ltd.	339,000	561,562
Specialty Retail - 1.7%
Chow Tai Fook Jewellery Group Ltd.	16,335,200	11,354,113
Luk Fook Holdings International Ltd.	2,830,000	6,445,257
		17,799,370
Textiles, Apparel & Luxury Goods - 3.0%
Anta Sports Products Ltd.	1,169,000	2,977,711
ECLAT Textile Co. Ltd.	390,000	4,448,968
Lao Feng Xiang Co. Ltd. (B Shares)	2,499,988	9,502,454
Pacific Textile Holdings Ltd.	4,000,000	5,150,096
Shenzhou International Group Holdings Ltd.	522,000	2,698,493
Toung Loong Textile Manufacturing Co. Ltd.	2,375,000	6,315,590
		31,093,312

TOTAL CONSUMER DISCRETIONARY		200,824,560

CONSUMER STAPLES - 4.1%
Beverages - 2.4%
Kweichow Moutai Co. Ltd.	656,346	25,466,920
Food Products - 1.7%
China Modern Dairy Holdings Ltd. (b)	34,000,000	6,240,081
Unified-President Enterprises Corp.	6,240,000	11,242,547
		17,482,628

TOTAL CONSUMER STAPLES		42,949,548

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	1,192,000	1,034,064
FINANCIALS - 22.1%
Banks - 7.7%
China Construction Bank Corp. (H Shares)	43,894,000	27,878,267
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	2,810,800	13,228,980
Industrial & Commercial Bank of China Ltd. (H Shares)	44,543,000	23,848,363
Midea Group Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 2/10/17 (a)(c)	3,090,600	15,323,987
		80,279,597
Capital Markets - 3.5%
Hangzhou Robam Appliances Co. Ltd. ELS (UBS Warrant Programme) warrants 1/15/18 (a)(c)	512,858	4,075,740
Shanghai Bestway Marine Engineering Design Co. Ltd. ELS warrants 3/5/17 (a)(c)	2,798,094	12,274,522
Shenzhen Airport Co. Ltd. ELS (UBS Warrant Programme) (A Shares) warrants 2/17/17 (a)(c)	8,765,531	10,614,957
Wuliangye Yibin Co. Ltd. ELS (UBS Warrant Programme) warrants 3/7/19 (a)(c)	1,071,282	4,699,440
Yunnan Baiyao Group Co. Ltd. ELS (UBS Warrant Programme) (A Shares) warrants 2/17/17 (a)(c)	559,455	5,223,786
		36,888,445
Insurance - 7.2%
AIA Group Ltd.	3,432,400	20,541,562
China Pacific Insurance (Group) Co. Ltd. (H Shares)	6,041,400	21,183,844
PICC Property & Casualty Co. Ltd. (H Shares)	3,164,000	5,755,562
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	6,024,500	28,273,483
		75,754,451
Real Estate Management & Development - 3.7%
Beijing Capital Land Ltd. (H Shares)	35,170,000	13,865,732
Cheung Kong Property Holdings Ltd.	2,848,000	19,450,390
Sun Hung Kai Properties Ltd.	456,000	5,747,024
		39,063,146

TOTAL FINANCIALS		231,985,639

HEALTH CARE - 3.3%
Health Care Providers & Services - 0.0%
China National Accord Medicines Corp. Ltd.	24,173	132,319
Life Sciences Tools & Services - 1.0%
JHL Biotech, Inc. (a)	3,976,696	10,753,317
Pharmaceuticals - 2.3%
Jiangsu Hengrui Medicine Co. Ltd.	735,988	5,306,712
Lee's Pharmaceutical Holdings Ltd.	8,273,500	6,694,421
Livzon Pharmaceutical Group, Inc.	2,485,700	11,484,017
		23,485,150

TOTAL HEALTH CARE		34,370,786

INDUSTRIALS - 9.8%
Air Freight & Logistics - 0.4%
Sinotrans Air Transportation Development Co. Ltd. (A Shares)	1,599,830	4,541,960
Airlines - 3.0%
Air China Ltd. (H Shares)	6,648,000	5,033,096
China Eastern Airlines Corp. Ltd. (H Shares) (a)	26,446,000	14,458,119
China Southern Airlines Ltd. (H Shares)	20,194,000	12,662,503
		32,153,718
Construction & Engineering - 1.6%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	20,963,000	12,108,422
China Energy Engineering Corp. Ltd.	27,132,000	4,735,774
		16,844,196
Electrical Equipment - 1.3%
Harbin Electric Machinery Co. Ltd.(H Shares) (b)	21,974,000	8,993,794
Jiangnan Group Ltd.	25,552,000	4,304,437
		13,298,231
Machinery - 0.8%
Lonking Holdings Ltd.	28,600,000	4,774,187
Sinotruk Hong Kong Ltd.	8,000,000	4,028,249
		8,802,436
Marine - 1.5%
China Shipping Development Co. Ltd. (H Shares)	18,762,000	13,322,169
Sinotrans Shipping Ltd. (b)	12,186,000	2,143,439
		15,465,608
Trading Companies & Distributors - 1.0%
Summit Ascent Holdings Ltd. (a)(b)	48,136,000	10,321,526
Transportation Infrastructure - 0.2%
Shanghai International Airport Co. Ltd.	472,000	1,983,784

TOTAL INDUSTRIALS		103,411,459

INFORMATION TECHNOLOGY - 27.8%
Electronic Equipment & Components - 4.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,464,000	10,654,565
Largan Precision Co. Ltd.	156,000	10,962,449
Sunny Optical Technology Group Co. Ltd. (b)	2,700,000	8,327,490
Tongda Group Holdings Ltd.	65,800,000	13,516,242
		43,460,746
Internet Software & Services - 11.3%
58.com, Inc. ADR (a)	141,178	7,715,378
Alibaba Group Holding Ltd. sponsored ADR (a)	370,900	28,537,046
Tencent Holdings Ltd.	4,060,800	82,630,438
		118,882,862
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Semiconductor Engineering, Inc.	13,995,000	13,445,636
Taiwan Semiconductor Manufacturing Co. Ltd.	17,294,000	79,332,048
Vanguard International Semiconductor Corp.	8,434,000	12,910,915
		105,688,599
Software - 0.8%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	48,540,000	8,406,447
Technology Hardware, Storage & Peripherals - 1.5%
ADLINK Technology, Inc.	3,682,844	7,593,023
Axiomtek Co. Ltd.	2,000,000	4,272,049
HTC Corp.	1,410,000	3,596,694
		15,461,766

TOTAL INFORMATION TECHNOLOGY		291,900,420

MATERIALS - 5.6%
Construction Materials - 3.3%
BBMG Corp. (H Shares)	30,808,000	22,515,344
China Shanshui Cement Group Ltd. (a)(b)	20,656,000	9,200,458
TCC International Holdings Ltd.	15,608,000	3,128,099
		34,843,901
Metals & Mining - 2.3%
Fushan International Energy Group Ltd.	2,778,000	417,665
Jiangxi Copper Co. Ltd. (H Shares)	4,214,000	5,144,924
Zhaojin Mining Industry Co. Ltd. (H Shares)	9,357,000	8,085,303
Zijin Mining Group Co. Ltd. (H Shares)	31,580,000	10,535,752
		24,183,644

TOTAL MATERIALS		59,027,545

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
China Telecom Corp. Ltd. (H Shares)	13,024,000	6,447,744
China Unicom Ltd.	13,784,000	16,131,254
Chunghwa Telecom Co. Ltd.	4,980,000	16,804,012
CITIC 1616 Holdings Ltd.	9,294,000	3,858,505
		43,241,515
UTILITIES - 2.9%
Independent Power and Renewable Electricity Producers - 2.1%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	42,174,000	13,306,264
Huaneng Renewables Corp. Ltd. (H Shares)	31,944,000	9,426,176
		22,732,440
Water Utilities - 0.8%
Beijing Enterprises Water Group Ltd.	13,838,000	8,253,479

TOTAL UTILITIES		30,985,919

TOTAL COMMON STOCKS
(Cost $1,082,335,076)		1,039,731,455

Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Internet & Catalog Retail - 0.7%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $6,268,244)	1,983,088	7,656,108

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.38% (e)	5,975,098	5,975,098
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	31,037,646	31,037,646
TOTAL MONEY MARKET FUNDS
(Cost $37,012,744)		37,012,744
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $1,125,616,064)		1,084,400,307
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(32,970,981)
NET ASSETS - 100%		$1,051,429,326

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,441,412 or 6.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,656,108 or 0.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,081
Fidelity Securities Lending Cash Central Fund	787,517
Total	$833,598

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$208,480,668	$129,048,069	$71,776,491	$7,656,108
Consumer Staples	42,949,548	36,709,467	6,240,081	--
Energy	1,034,064	--	1,034,064	--
Financials	231,985,639	--	231,985,639	--
Health Care	34,370,786	16,192,348	18,178,438	--
Industrials	103,411,459	6,525,744	96,885,715	--
Information Technology	291,900,420	86,242,119	205,658,301	--
Materials	59,027,545	--	49,827,087	9,200,458
Telecommunication Services	43,241,515	16,804,012	26,437,503	--
Utilities	30,985,919	--	30,985,919	--
Money Market Funds	37,012,744	37,012,744	--	--
Total Investments in Securities:	$1,084,400,307	$328,534,503	$739,009,238	$16,856,566

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$86,068,185

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$12,373,756
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,388
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(4,719,036)
Ending Balance	$7,656,108
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$1,388
Equities - Health Care
Beginning Balance	$14,369,442
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(14,369,442)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$--
Equities - Industrials
Beginning Balance	$15,897,809
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(15,897,809)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$--
Equities - Materials
Beginning Balance	$14,440,021
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(5,239,563)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$9,200,458
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$(5,239,563)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Fidelity® China Region Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,468,457) — See accompanying schedule: Unaffiliated issuers (cost $1,088,603,320)	$1,047,387,563
Fidelity Central Funds (cost $37,012,744)	37,012,744
Total Investments (cost $1,125,616,064)		$1,084,400,307
Receivable for investments sold		2,260,855
Receivable for fund shares sold		629,803
Dividends receivable		8,617
Distributions receivable from Fidelity Central Funds		130,378
Prepaid expenses		1,007
Other receivables		31,340
Total assets		1,087,462,307
Liabilities
Payable for investments purchased	$25,401
Payable for fund shares redeemed	3,982,214
Accrued management fee	631,699
Distribution and service plan fees payable	17,253
Other affiliated payables	241,879
Other payables and accrued expenses	96,889
Collateral on securities loaned, at value	31,037,646
Total liabilities		36,032,981
Net Assets		$1,051,429,326
Net Assets consist of:
Paid in capital		$1,281,182,139
Accumulated net investment loss		(4,948,592)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(183,588,248)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(41,215,973)
Net Assets		$1,051,429,326
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,818,837 ÷ 1,000,986 shares)		$22.80
Maximum offering price per share (100/94.25 of $22.80)		$24.19
Class T:
Net Asset Value and redemption price per share ($5,221,259 ÷ 229,672 shares)		$22.73
Maximum offering price per share (100/96.50 of $22.73)		$23.55
Class B:
Net Asset Value and offering price per share ($535,037 ÷ 23,668 shares)(a)		$22.61
Class C:
Net Asset Value and offering price per share ($11,435,356 ÷ 512,571 shares)(a)		$22.31
China Region:
Net Asset Value, offering price and redemption price per share ($995,658,703 ÷ 43,200,582 shares)		$23.05
Class I:
Net Asset Value, offering price and redemption price per share ($15,760,134 ÷ 687,981 shares)		$22.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$289,863
Income from Fidelity Central Funds (including $787,517 from security lending)		833,598
Total income		1,123,461
Expenses
Management fee	$3,992,712
Transfer agent fees	1,273,934
Distribution and service plan fees	110,852
Accounting and security lending fees	269,796
Custodian fees and expenses	188,324
Independent trustees' compensation	2,600
Registration fees	81,227
Audit	57,221
Legal	1,907
Interest	133
Miscellaneous	4,958
Total expenses before reductions	5,983,664
Expense reductions	(5,348)	5,978,316
Net investment income (loss)		(4,854,855)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(180,006,367)
Foreign currency transactions	268,756
Total net realized gain (loss)		(179,737,611)
Change in net unrealized appreciation (depreciation) on: Investment securities	46,758,426
Assets and liabilities in foreign currencies	(118)
Total change in net unrealized appreciation (depreciation)		46,758,308
Net gain (loss)		(132,979,303)
Net increase (decrease) in net assets resulting from operations		$(137,834,158)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,854,855)	$23,670,929
Net realized gain (loss)	(179,737,611)	235,474,014
Change in net unrealized appreciation (depreciation)	46,758,308	(344,541,210)
Net increase (decrease) in net assets resulting from operations	(137,834,158)	(85,396,267)
Distributions to shareholders from net investment income	(15,103,497)	(13,114,934)
Distributions to shareholders from net realized gain	(159,831,115)	(172,413,722)
Total distributions	(174,934,612)	(185,528,656)
Share transactions - net increase (decrease)	20,511,269	200,238,928
Redemption fees	123,475	2,391,591
Total increase (decrease) in net assets	(292,134,026)	(68,294,404)
Net Assets
Beginning of period	1,343,563,352	1,411,857,756
End of period (including accumulated net investment loss of $4,948,592 and undistributed net investment income of $15,009,760, respectively)	$1,051,429,326	$1,343,563,352

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.34	$34.18	$35.56	$28.53	$27.28	$31.61
Income from Investment Operations
Net investment income (loss)A	(.14)	.40B	.21	.30	.36	.33
Net realized and unrealized gain (loss)	(2.54)	(.83)	2.01C	7.06	1.42	(4.33)
Total from investment operations	(2.68)	(.43)	2.22	7.36	1.78	(4.00)
Distributions from net investment income	(.27)	(.22)	(.30)	(.34)	(.19)	(.31)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.86)	(4.46)	(3.61)	(.34)	(.53)	(.34)
Redemption fees added to paid in capitalA	–D	.05	.01	.01	–D	.01
Net asset value, end of period	$22.80	$29.34	$34.18	$35.56	$28.53	$27.28
Total ReturnE,F,G	(10.57)%	(1.45)%	6.45%C	26.07%	6.70%	(12.79)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.33%J	1.28%	1.35%	1.35%	1.36%	1.37%
Expenses net of fee waivers, if any	1.32%J	1.28%	1.35%	1.35%	1.36%	1.37%
Expenses net of all reductions	1.32%J	1.26%	1.35%	1.31%	1.29%	1.31%
Net investment income (loss)	(1.13)%J	1.26%B	.64%	.94%	1.35%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$22,819	$32,761	$21,728	$20,623	$13,539	$14,808
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.18	$34.02	$35.40	$28.40	$27.13	$31.48
Income from Investment Operations
Net investment income (loss)A	(.18)	.30B	.12	.21	.29	.25
Net realized and unrealized gain (loss)	(2.55)	(.83)	1.99C	7.04	1.40	(4.32)
Total from investment operations	(2.73)	(.53)	2.11	7.25	1.69	(4.07)
Distributions from net investment income	(.13)	(.12)	(.19)	(.26)	(.08)	(.27)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.72)	(4.36)	(3.50)	(.26)	(.42)	(.29)D
Redemption fees added to paid in capitalA	–E	.05	.01	.01	–E	.01
Net asset value, end of period	$22.73	$29.18	$34.02	$35.40	$28.40	$27.13
Total ReturnF,G,H	(10.75)%	(1.79)%	6.15%C	25.74%	6.38%	(13.04)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.68%K	1.62%	1.65%	1.64%	1.64%	1.63%
Expenses net of fee waivers, if any	1.68%K	1.62%	1.65%	1.64%	1.64%	1.63%
Expenses net of all reductions	1.68%K	1.60%	1.65%	1.60%	1.57%	1.57%
Net investment income (loss)	(1.48)%K	.92%B	.35%	.65%	1.06%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$5,221	$6,409	$6,305	$5,965	$4,349	$5,281
Portfolio turnover rateL	80%K	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.97	$33.79	$35.12	$28.16	$26.94	$31.23
Income from Investment Operations
Net investment income (loss)A	(.23)	.14B	(.04)	.06	.16	.10
Net realized and unrealized gain (loss)	(2.54)	(.80)	1.99C	6.99	1.40	(4.29)
Total from investment operations	(2.77)	(.66)	1.95	7.05	1.56	(4.19)
Distributions from net investment income	–	–	–	(.10)	–	(.08)
Distributions from net realized gain	(3.59)	(4.21)	(3.29)	–	(.34)	(.03)
Total distributions	(3.59)	(4.21)	(3.29)	(.10)	(.34)	(.11)
Redemption fees added to paid in capitalA	–D	.05	.01	.01	–D	.01
Net asset value, end of period	$22.61	$28.97	$33.79	$35.12	$28.16	$26.94
Total ReturnE,F,G	(10.95)%	(2.23)%	5.68%C	25.12%	5.90%	(13.45)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.11%J	2.10%	2.11%	2.10%	2.11%	2.12%
Expenses net of fee waivers, if any	2.11%J	2.10%	2.11%	2.10%	2.11%	2.12%
Expenses net of all reductions	2.11%J	2.07%	2.11%	2.07%	2.04%	2.06%
Net investment income (loss)	(1.91)%J	.44%B	(.12)%	.19%	.59%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$535	$803	$1,215	$1,494	$1,533	$1,801
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.65%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$28.68	$33.56	$34.99	$28.07	$26.86	$31.19
Income from Investment Operations
Net investment income (loss)A	(.22)	.15B	(.02)	.06	.16	.10
Net realized and unrealized gain (loss)	(2.50)	(.80)	1.97C	6.97	1.39	(4.28)
Total from investment operations	(2.72)	(.65)	1.95	7.03	1.55	(4.18)
Distributions from net investment income	(.06)	(.04)	(.08)	(.12)	–	(.13)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.65)	(4.28)	(3.39)	(.12)	(.34)	(.16)
Redemption fees added to paid in capitalA	–D	.05	.01	.01	–D	.01
Net asset value, end of period	$22.31	$28.68	$33.56	$34.99	$28.07	$26.86
Total ReturnE,F,G	(10.90)%	(2.21)%	5.71%C	25.14%	5.88%	(13.46)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.08%J	2.05%	2.07%	2.10%	2.11%	2.12%
Expenses net of fee waivers, if any	2.08%J	2.05%	2.07%	2.10%	2.11%	2.12%
Expenses net of all reductions	2.08%J	2.02%	2.07%	2.07%	2.04%	2.06%
Net investment income (loss)	(1.88)%J	.49%B	(.07)%	.19%	.59%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$11,435	$14,355	$10,445	$6,957	$4,515	$5,230
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.66	$34.51	$35.83	$28.73	$27.49	$31.81
Income from Investment Operations
Net investment income (loss)A	(.10)	.51B	.33	.41	.45	.44
Net realized and unrealized gain (loss)	(2.58)	(.84)	2.03C	7.11	1.42	(4.37)
Total from investment operations	(2.68)	(.33)	2.36	7.52	1.87	(3.93)
Distributions from net investment income	(.35)	(.33)	(.38)	(.43)	(.29)	(.38)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.93)D	(4.57)	(3.69)	(.43)	(.63)	(.40)E
Redemption fees added to paid in capitalA	–F	.05	.01	.01	–F	.01
Net asset value, end of period	$23.05	$29.66	$34.51	$35.83	$28.73	$27.49
Total ReturnG,H	(10.45)%	(1.14)%	6.83%C	26.51%	7.01%	(12.52)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.03%K	.99%	1.01%	1.02%	1.04%	1.04%
Expenses net of fee waivers, if any	1.03%K	.98%	1.01%	1.02%	1.04%	1.04%
Expenses net of all reductions	1.02%K	.96%	1.01%	.98%	.98%	.98%
Net investment income (loss)	(.83)%K	1.55%B	.99%	1.27%	1.66%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$995,659	$1,262,274	$1,352,761	$1,425,828	$1,265,488	$1,515,084
Portfolio turnover rateL	80%K	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

 D Total distributions of $3.93 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $3.588 per share.

 E Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.51	$34.39	$35.75	$28.68	$27.46	$31.79
Income from Investment Operations
Net investment income (loss)A	(.10)	.51B	.34	.42	.45	.43
Net realized and unrealized gain (loss)	(2.55)	(.84)	2.02C	7.10	1.42	(4.37)
Total from investment operations	(2.65)	(.33)	2.36	7.52	1.87	(3.94)
Distributions from net investment income	(.36)	(.36)	(.43)	(.46)	(.31)	(.37)
Distributions from net realized gain	(3.59)	(4.24)	(3.31)	–	(.34)	(.03)
Total distributions	(3.95)	(4.60)	(3.73)D	(.46)	(.65)	(.40)
Redemption fees added to paid in capitalA	–E	.05	.01	.01	–E	.01
Net asset value, end of period	$22.91	$29.51	$34.39	$35.75	$28.68	$27.46
Total ReturnF,G	(10.43)%	(1.14)%	6.87%C	26.58%	7.02%	(12.56)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	.97%	.98%	.97%	1.04%	1.06%
Expenses net of fee waivers, if any	1.00%J	.97%	.98%	.97%	1.04%	1.06%
Expenses net of all reductions	1.00%J	.95%	.98%	.93%	.98%	1.01%
Net investment income (loss)	(.80)%J	1.57%B	1.01%	1.32%	1.66%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$15,760	$26,961	$19,404	$10,206	$1,958	$2,034
Portfolio turnover rateK	80%J	151%	87%	92%	107%	87%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

 D Total distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternative valuation approaches, including the market approach and the income approach and are categorized as level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$16,856,566	Adjusted transaction price	Proxy movement	45.0%	Increase
		Last transaction price	Transaction price	$3.86	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$83,242,428
Gross unrealized depreciation	(128,294,828)
Net unrealized appreciation (depreciation) on securities	$(45,052,400)
Tax cost	$1,129,452,707

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $452,226,068 and $594,988,343, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$33,035	$1,879
Class T	.25%	.25%	13,818	160
Class B	.75%	.25%	3,184	2,388
Class C	.75%	.25%	60,815	25,390
			$110,852	$29,817

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$35,646
Class T	1,702
Class B(a)	160
Class C(a)	6,468
$43,976

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$35,754.27
Class T	10,433.38
Class B	973.31
Class C	16,540.27
China Region	1,190,656.22
Class I	19,578.20
	$1,273,934

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,217 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,322,000.65%		$133

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,030 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $9,957 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $781 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,567.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$297,014	$147,088
Class T	28,522	22,529
Class C	29,301	12,652
China Region	14,431,516	12,728,622
Class I	317,144	204,043
Total	$15,103,497	$13,114,934
From net realized gain
Class A	$3,946,989	$2,783,517
Class T	763,704	789,251
Class B	93,006	149,794
Class C	1,752,229	1,276,956
China Region	150,087,760	165,004,911
Class I	3,187,427	2,409,293
Total	$159,831,115	$172,413,722

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	147,013	1,058,546	$3,579,372	$35,978,665
Reinvestment of distributions	162,605	93,297	4,157,811	2,812,898
Shares redeemed	(425,054)	(671,056)	(9,695,535)	(22,101,227)
Net increase (decrease)	(115,436)	480,787	$(1,958,352)	$16,690,336
Class T
Shares sold	25,114	151,664	$590,683	$5,390,399
Reinvestment of distributions	30,599	26,640	781,504	801,072
Shares redeemed	(45,663)	(143,989)	(1,080,869)	(4,554,275)
Net increase (decrease)	10,050	34,315	$291,318	$1,637,196
Class B
Shares sold	28	2,771	$647	$95,500
Reinvestment of distributions	3,443	4,834	87,630	144,877
Shares redeemed	(7,534)	(15,827)	(179,703)	(523,534)
Net increase (decrease)	(4,063)	(8,222)	$(91,426)	$(283,157)
Class C
Shares sold	69,272	412,366	$1,686,759	$14,420,908
Reinvestment of distributions	55,713	38,139	1,398,404	1,131,586
Shares redeemed	(112,880)	(261,252)	(2,721,043)	(7,778,046)
Net increase (decrease)	12,105	189,253	$364,120	$7,774,448
China Region
Shares sold	2,127,375	18,091,274	$51,586,381	$635,141,274
Reinvestment of distributions	6,142,435	5,608,420	158,659,097	170,439,887
Shares redeemed	(7,626,217)	(20,336,385)	(183,247,122)	(642,334,138)
Net increase (decrease)	643,593	3,363,309	$26,998,356	$163,247,023
Class I
Shares sold	193,468	1,017,162	$5,004,992	$33,130,120
Reinvestment of distributions	99,936	58,945	2,565,348	1,781,897
Shares redeemed	(518,949)	(726,796)	(12,663,087)	(23,738,935)
Net increase (decrease)	(225,545)	349,311	$(5,092,747)	$11,173,082

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Emerging Asia Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Korea (South)	18.3%
Cayman Islands	15.1%
China	13.8%
Taiwan	13.6%
Hong Kong	12.4%
India	9.8%
Singapore	3.8%
Bermuda	2.8%
Thailand	2.3%
Other*	8.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Korea (South)	16.5%
China	16.3%
Taiwan	12.5%
Cayman Islands	12.3%
Hong Kong	12.1%
India	9.1%
United States of America*	7.1%
Singapore	4.1%
Bermuda	2.2%
Other	7.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	93.6
Bonds	0.0	0.0
Short-Term Investments and Net Other Assets (Liabilities)	1.0	6.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.0	6.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.5	3.9
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.1	3.5
AIA Group Ltd. (Hong Kong, Insurance)	2.8	2.7
China Construction Bank Corp. (H Shares) (China, Banks)	2.5	2.6
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	2.0	0.7
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.8	1.8
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.7	1.8
CNOOC Ltd. sponsored ADR (Hong Kong, Oil, Gas & Consumable Fuels)	1.6	1.4
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.4	1.5
	27.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.7	33.2
Information Technology	23.0	20.9
Consumer Discretionary	9.1	8.7
Telecommunication Services	6.0	6.8
Industrials	5.9	5.2
Consumer Staples	5.5	3.3
Utilities	5.4	6.2
Energy	5.3	4.8
Materials	5.2	2.9
Health Care	1.9	1.6

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Emerging Asia Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
		Shares	Value
Australia - 0.2%
Beacon Lighting Group Ltd.		438,521	$606,842
Sino Gas & Energy Ltd. (a)		4,797,856	324,676
Woodside Petroleum Ltd.		47,102	1,014,969

TOTAL AUSTRALIA			1,946,487

Bermuda - 2.8%
Brilliance China Automotive Holdings Ltd.		3,062,000	3,020,190
BW LPG Ltd.		33,694	202,536
Cheung Kong Infrastructure Holdings Ltd.		338,000	3,189,846
CSI Properties Ltd.		31,520,000	957,393
Digital China Holdings Ltd. (H Shares)		1,206,000	832,604
Great Eagle Holdings Ltd.		153,000	619,759
Hongkong Land Holdings Ltd.		675,600	4,290,060
Joy City Property Ltd.		2,692,000	390,541
Kerry Logistics Network Ltd.		1,607,000	2,262,271
PAX Global Technology Ltd.		2,382,000	2,051,428
Shenzhen International Holdings Ltd.		2,077,000	3,389,392
Skyworth Digital Holdings Ltd.		5,505,200	3,582,845
Summit Ascent Holdings Ltd. (a)		978,000	209,707
Tai Cheung Holdings Ltd.		244,000	186,661

TOTAL BERMUDA			25,185,233

Cayman Islands - 15.1%
58.com, Inc. ADR (a)		56,000	3,060,400
Alibaba Group Holding Ltd. sponsored ADR (a)		240,700	18,519,458
AMVIG Holdings Ltd.		1,270,000	522,932
Belle International Holdings Ltd.		2,588,000	1,578,308
Bitauto Holdings Ltd. ADR (a)		42,800	1,068,288
Cheung Kong Property Holdings Ltd.		1,636,000	11,173,047
China Modern Dairy Holdings Ltd.		6,486,000	1,190,387
China Resources Cement Holdings Ltd.		9,945,706	3,272,671
China State Construction International Holdings Ltd.		2,558,000	3,984,609
ChinaCache International Holdings Ltd. sponsored ADR (a)(b)		63,600	525,972
CK Hutchison Holdings Ltd.		985,500	11,790,150
Cosmo Lady (China) Holdings Co. Ltd.		552,000	428,410
Ctrip.com International Ltd. ADR (a)		84,200	3,671,962
Daqo New Energy Corp. ADR (a)(b)		24,933	647,011
ENN Energy Holdings Ltd.		934,000	4,555,715
Greatview Aseptic Pack Co. Ltd.		2,085,000	1,055,898
Haitian International Holdings Ltd.		564,000	962,276
iKang Healthcare Group, Inc. sponsored ADR (a)		20,600	442,488
International Housewares Retail Co. Ltd.		6,982,000	1,141,138
JD.com, Inc. sponsored ADR (a)		132,000	3,373,920
KWG Property Holding Ltd.		1,350,500	873,776
Lee & Man Paper Manufacturing Ltd.		4,934,000	3,233,863
Lee's Pharmaceutical Holdings Ltd.		333,500	269,848
Longfor Properties Co. Ltd.		3,094,000	4,340,621
MGM China Holdings Ltd.		3,785,200	5,303,316
New Oriental Education & Technology Group, Inc. sponsored ADR		64,500	2,525,820
Pico Far East Holdings Ltd.		1,932,000	523,801
Samson Holding Ltd.		4,079,000	467,492
SITC International Holdings Co. Ltd.		2,863,000	1,547,369
Sitoy Group Holdings Ltd.		1,108,000	402,300
SOHO China Ltd.		2,636,500	1,325,527
Stella International Holdings Ltd.		425,000	1,072,201
TAL Education Group ADR (a)		38,600	2,233,396
TCC International Holdings Ltd.		2,076,000	416,064
Tencent Holdings Ltd.		1,812,800	36,887,427
Uni-President China Holdings Ltd.		2,383,000	2,219,213
Xingda International Holdings Ltd.		2,193,000	458,924
Zhen Ding Technology Holding Ltd.		282,000	592,756

TOTAL CAYMAN ISLANDS			137,658,754

China - 13.8%
Anhui Conch Cement Co. Ltd. (H Shares)		918,500	2,420,311
BBMG Corp. (H Shares)		4,464,000	3,262,415
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)		3,018,000	952,205
Beijing Urban Consolidated & Development Group Ltd. (H Shares)		1,574,000	909,157
China Construction Bank Corp. (H Shares)		35,882,000	22,789,629
China Pacific Insurance (Group) Co. Ltd. (H Shares)		2,081,200	7,297,616
China Petroleum & Chemical Corp. (H Shares)		12,382,000	8,725,406
China Railway Construction Corp. Ltd. (H Shares)		3,423,000	4,351,635
China Shipping Development Co. Ltd. (H Shares)		1,886,000	1,339,175
China Telecom Corp. Ltd. (H Shares)		17,810,000	8,817,131
China Vanke Co. Ltd. (H Shares)		1,906,700	4,759,172
Chongqing Changan Automobile Co. Ltd. (B Shares)		759,543	1,314,065
Huadian Fuxin Energy Corp. Ltd. (H Shares)		6,500,000	1,415,910
Huadian Power International Corp. Ltd. (H Shares)		3,846,000	1,972,105
Huaneng Renewables Corp. Ltd. (H Shares)		13,448,000	3,968,295
Huangshan Tourism Development Co. Ltd.		284,920	597,762
Industrial & Commercial Bank of China Ltd. (H Shares)		29,145,000	15,604,260
Jiangling Motors Corp. Ltd. (B Shares)		303,894	838,001
Jiangsu Hengrui Medicine Co. Ltd.		500,926	3,611,839
Kweichow Moutai Co. Ltd.		135,645	5,263,170
PICC Property & Casualty Co. Ltd. (H Shares)		2,993,120	5,444,718
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		2,562,500	12,026,027
SAIC Motor Corp. Ltd.		425,958	1,338,264
Shenzhen Expressway Co. (H Shares)		3,798,000	3,370,746
Tong Ren Tang Technologies Co. Ltd. (H Shares)		625,000	979,101
TravelSky Technology Ltd. (H Shares)		900,000	1,672,496

TOTAL CHINA			125,040,611

Hong Kong - 12.4%
AIA Group Ltd.		4,263,600	25,515,966
China Everbright Ltd.		1,606,000	3,170,339
China Mobile Ltd.		1,109,900	12,742,509
China Resources Beer Holdings Co. Ltd.		1,424,000	3,129,113
China Resources Power Holdings Co. Ltd.		1,696,000	2,856,486
CNOOC Ltd. sponsored ADR (b)		115,800	14,293,194
Dah Sing Banking Group Ltd.		566,400	1,007,673
Far East Horizon Ltd.		2,722,000	2,160,662
Hang Lung Properties Ltd.		2,071,000	4,123,722
HKT Trust/HKT Ltd. unit		3,131,300	4,501,057
Hysan Development Co. Ltd.		1,175,000	5,191,699
Lenovo Group Ltd.		6,074,000	4,805,091
Magnificent Hotel Investment L		6,930,000	171,233
PCCW Ltd.		11,517,000	7,795,666
Power Assets Holdings Ltd.		639,000	6,079,503
Sino Land Ltd.		3,704,000	5,815,076
Techtronic Industries Co. Ltd.		1,312,500	4,920,129
Wheelock and Co. Ltd.		963,000	4,458,311

TOTAL HONG KONG			112,737,429

India - 9.8%
Adani Ports & Special Economic Zone		383,179	1,374,069
Apollo Tyres Ltd.		1,467,806	3,538,839
Bajaj Finserv Ltd.		92,703	2,617,226
Bharat Petroleum Corp. Ltd. (a)		214,556	3,158,964
Bharti Infratel Ltd.		397,798	2,245,438
Cox & Kings India Ltd. (a)		728,006	2,048,923
Edelweiss Financial Services Ltd.		2,273,486	1,986,825
Exide Industries Ltd. (a)		228,254	505,986
HCL Technologies Ltd.		311,503	3,518,539
Hexaware Technologies Ltd.		533,980	1,938,954
IL&FS Transportation Networks Ltd.		335,845	376,922
Indian Oil Corp. Ltd. (a)		648,071	4,226,942
Jain Irrigation Systems Ltd. (a)		492,485	453,001
JK Tyre & Industries Ltd. (a)		1,242,243	1,572,779
Just Dial Ltd.		57,855	737,237
LIC Housing Finance Ltd. (a)		151,373	1,053,507
Mahindra & Mahindra Ltd. (a)		309,624	6,203,853
McLeod Russel India Ltd. (a)		384,327	1,100,755
NTPC Ltd.		1,872,238	3,926,244
Petronet LNG Ltd.		1,055,640	4,188,360
Power Finance Corp. Ltd.		808,042	2,181,727
Power Grid Corp. of India Ltd.		645,755	1,394,062
Redington India Ltd. (a)		533,540	872,292
Reliance Capital Ltd. (a)		73,076	445,053
Reliance Industries Ltd.		773,397	11,441,649
Shriram City Union Finance Ltd.		42,095	1,043,701
Sun Pharmaceutical Industries Ltd.		520,832	6,361,277
Suzlon Energy Ltd. (a)		9,081,865	2,044,002
The Jammu & Kashmir Bank Ltd.		1,080,744	1,117,750
Torrent Pharmaceuticals Ltd.		125,427	2,700,649
UPL Ltd.		381,746	3,091,300
Vakrangee Ltd. (a)		172,201	511,998
VST Industries Ltd. (a)		42,310	1,040,592
Yes Bank Ltd. (a)		566,055	8,035,492

TOTAL INDIA			89,054,907

Indonesia - 1.9%
PT ACE Hardware Indonesia Tbk		12,337,500	865,346
PT Bank Rakyat Indonesia Tbk		11,143,200	8,745,232
PT Gudang Garam Tbk		880,500	4,623,493
PT Indofood Sukses Makmur Tbk		5,370,200	2,901,325

TOTAL INDONESIA			17,135,396

Israel - 0.1%
Sarine Technologies Ltd.		466,400	572,227
Japan - 0.9%
KDDI Corp.		169,100	4,871,050
NGK Insulators Ltd.		150,000	3,080,484

TOTAL JAPAN			7,951,534

Korea (South) - 18.3%
AMOREPACIFIC Corp.		20,779	7,390,789
AMOREPACIFIC Group, Inc.		30,585	4,484,937
BGFretail Co. Ltd.		5,318	863,376
Daelim Industrial Co.		38,599	3,055,779
DGB Financial Group Co. Ltd.		277,359	2,219,986
Dongbu Insurance Co. Ltd.		99,942	6,115,115
Duksan Hi-Metal Co. Ltd. (a)		69,051	571,369
Fila Korea Ltd.		5,402	490,373
Hana Financial Group, Inc.		117,013	2,619,751
Hyosung Corp.		31,512	3,369,385
Hyundai Fire & Marine Insurance Co. Ltd.		82,358	2,285,975
Hyundai Mobis		34,267	7,791,523
Hyundai Motor Co.		99,070	12,408,881
Hyundai Steel Co.		115,721	6,353,330
KB Financial Group, Inc.		227,440	6,920,894
Kiwoom Securities Co. Ltd.		28,327	1,678,839
Korea Electric Power Corp.		138,630	7,488,966
Korea Petro Chemical Industries Co. Ltd.		26,319	5,410,020
Korea Zinc Co. Ltd.		12,240	5,293,753
LG Chemical Ltd.		26,642	6,906,561
LG Household & Health Care Ltd.		8,095	7,115,164
LS Industrial Systems Ltd.		53,956	2,463,088
Poongsan Corp.		43,436	1,207,530
Samsung Card Co. Ltd.		63,208	2,140,634
Samsung Electronics Co. Ltd.		42,285	45,950,928
Shinhan Financial Group Co. Ltd.		326,861	11,919,026
SK Telecom Co. Ltd.		12,553	2,267,130
SL Corp.		6,418	89,351

TOTAL KOREA (SOUTH)			166,872,453

Malaysia - 1.9%
AEON Credit Service Bhd		165,700	559,049
Cahya Mata Sarawak Bhd		723,400	711,086
Glomac Bhd		1,592,200	332,175
Media Prima Bhd		3,540,600	1,277,933
MISC Bhd		769,800	1,665,125
Sunway Bhd		1,353,500	1,084,463
Tenaga Nasional Bhd		2,199,500	8,085,196
Top Glove Corp. Bhd		536,800	681,564
YTL Power International Bhd		8,024,300	3,081,134

TOTAL MALAYSIA			17,477,725

Netherlands - 0.2%
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (a)(c)		577,300	1,713,874
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)		103,800	488,533

TOTAL NETHERLANDS			2,202,407

Philippines - 0.9%
ABS CBN Broadcasting Corp. (depositary receipt)		357,700	441,089
LT Group, Inc.		1,319,300	431,960
Metro Pacific Investments Corp.		13,203,200	1,628,119
Metropolitan Bank & Trust Co.		2,388,671	4,126,279
Security Bank Corp.		530,998	1,919,202

TOTAL PHILIPPINES			8,546,649

Singapore - 3.8%
Boustead Singapore Ltd.		630,288	365,561
CapitaLand Ltd.		1,603,600	3,708,366
Centurion Corp. Ltd.		927,500	258,626
CWT Ltd.		422,000	649,545
Frasers Centrepoint Ltd.		438,000	543,897
Hyflux Ltd.		1,003,300	462,539
Mapletree Industrial (REIT)		2,768,751	3,304,343
Singapore Telecommunications Ltd.		2,851,400	8,184,113
United Overseas Bank Ltd.		798,600	11,045,068
UOL Group Ltd.		602,000	2,748,470
Wing Tai Holdings Ltd.		2,006,800	2,797,896
Yoma Strategic Holdings Ltd. (a)		1,397,300	561,060

TOTAL SINGAPORE			34,629,484

Taiwan - 13.6%
Advanced Semiconductor Engineering, Inc.		5,635,000	5,413,802
ASUSTeK Computer, Inc.		435,000	3,817,679
Cathay Financial Holding Co. Ltd.		6,795,000	7,625,259
China Life Insurance Co. Ltd.		2,998,600	2,260,345
E.SUN Financial Holdings Co. Ltd.		12,797,312	7,091,350
Fubon Financial Holding Co. Ltd.		6,424,000	7,805,529
Hon Hai Precision Industry Co. Ltd. (Foxconn)		6,819,600	16,276,852
Mega Financial Holding Co. Ltd.		4,787,000	3,393,564
Nanya Technology Corp.		352,000	410,810
Nien Made Enterprise Co. Ltd.		65,909	518,246
Novatek Microelectronics Corp.		413,000	1,444,727
PChome Online, Inc.		85,053	901,794
Pegatron Corp.		3,574,000	7,556,704
Pou Chen Corp.		2,823,000	3,556,824
Powertech Technology, Inc.		637,000	1,289,657
Taiwan Semiconductor Manufacturing Co. Ltd.		8,993,192	41,254,096
Unified-President Enterprises Corp.		3,365,000	6,062,688
Vanguard International Semiconductor Corp.		1,506,000	2,305,411
Wistron NeWeb Corp.		677,661	1,762,175
Yuanta Financial Holding Co. Ltd.		7,690,560	2,535,506

TOTAL TAIWAN			123,283,018

Thailand - 2.3%
Asian Property Development PCL (For. Reg.)		13,639,800	2,343,608
Bangkok Expressway and Metro PCL		12,354,687	2,105,108
Intouch Holdings PCL NVDR		1,431,200	2,161,964
Kasikornbank PCL (For. Reg.)		1,767,400	8,452,343
Preuksa Real Estate PCL (For. Reg.)		2,512,300	1,852,569
Thai Beverage PCL		6,959,000	3,855,043

TOTAL THAILAND			20,770,635

United Kingdom - 0.3%
Standard Chartered PLC (United Kingdom)		295,723	2,385,600
United States of America - 0.7%
China Biologic Products, Inc. (a)		25,200	2,948,400
Cognizant Technology Solutions Corp. Class A (a)		29,700	1,733,589
Las Vegas Sands Corp.		40,100	1,810,515

TOTAL UNITED STATES OF AMERICA			6,492,504

TOTAL COMMON STOCKS
(Cost $937,548,859)			899,943,053
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $449,651)	INR	2,245,016	432,872
		Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.38% (e)		10,123,465	10,123,465
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)		6,648,250	6,648,250
TOTAL MONEY MARKET FUNDS
(Cost $16,771,715)			16,771,715
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $954,770,225)			917,147,640
NET OTHER ASSETS (LIABILITIES) - (0.8)%			(7,710,305)
NET ASSETS - 100%			$909,437,335

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,202,407 or 0.2% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,602
Fidelity Securities Lending Cash Central Fund	21,617
Total	$56,219

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$82,949,406	$59,879,119	$23,070,287	$--
Consumer Staples	51,240,045	44,701,332	6,538,713	--
Energy	47,942,257	39,216,851	8,725,406	--
Financials	288,955,455	128,680,933	160,274,522	--
Health Care	17,995,166	16,746,217	1,248,949	--
Industrials	53,098,883	15,901,912	37,196,971	--
Information Technology	208,931,544	116,014,600	92,916,944	--
Materials	45,816,033	31,631,879	14,184,154	--
Telecommunication Services	53,586,058	12,591,515	40,994,543	--
Utilities	49,428,206	16,949,175	32,479,031	--
Corporate Bonds	432,872	--	432,872	--
Money Market Funds	16,771,715	16,771,715	--	--
Total Investments in Securities:	$917,147,640	$499,085,248	$418,062,392	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$172,752,904

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,396,128) — See accompanying schedule: Unaffiliated issuers (cost $937,998,510)	$900,375,925
Fidelity Central Funds (cost $16,771,715)	16,771,715
Total Investments (cost $954,770,225)		$917,147,640
Foreign currency held at value (cost $269,472)		270,232
Receivable for investments sold		431,082
Receivable for fund shares sold		196,350
Dividends receivable		810,230
Interest receivable		291
Distributions receivable from Fidelity Central Funds		8,940
Prepaid expenses		793
Other receivables		389,783
Total assets		919,255,341
Liabilities
Payable for fund shares redeemed	$2,265,748
Accrued management fee	614,596
Other affiliated payables	193,227
Other payables and accrued expenses	96,185
Collateral on securities loaned, at value	6,648,250
Total liabilities		9,818,006
Net Assets		$909,437,335
Net Assets consist of:
Paid in capital		$1,065,661,149
Distributions in excess of net investment income		(825,954)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(117,597,820)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(37,800,040)
Net Assets, for 30,011,920 shares outstanding		$909,437,335
Net Asset Value, offering price and redemption price per share ($909,437,335 ÷ 30,011,920 shares)		$30.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$7,243,922
Interest		34,718
Income from Fidelity Central Funds		56,219
Income before foreign taxes withheld		7,334,859
Less foreign taxes withheld		(728,852)
Total income		6,606,007
Expenses
Management fee
Basic fee	$3,206,289
Performance adjustment	567,029
Transfer agent fees	955,360
Accounting and security lending fees	216,839
Custodian fees and expenses	204,847
Independent trustees' compensation	2,056
Registration fees	18,758
Audit	59,110
Legal	1,335
Miscellaneous	3,412
Total expenses before reductions	5,235,035
Expense reductions	(6,831)	5,228,204
Net investment income (loss)		1,377,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,063,231)
Foreign currency transactions	(76,987)
Total net realized gain (loss)		(12,140,218)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,899)	(16,495,739)
Assets and liabilities in foreign currencies	5,489
Total change in net unrealized appreciation (depreciation)		(16,490,250)
Net gain (loss)		(28,630,468)
Net increase (decrease) in net assets resulting from operations		$(27,252,665)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,377,803	$14,020,781
Net realized gain (loss)	(12,140,218)	31,654,705
Change in net unrealized appreciation (depreciation)	(16,490,250)	(108,963,314)
Net increase (decrease) in net assets resulting from operations	(27,252,665)	(63,287,828)
Distributions to shareholders from net investment income	(4,222,099)	(9,800,314)
Share transactions
Proceeds from sales of shares	19,735,295	198,826,376
Reinvestment of distributions	3,878,736	9,282,114
Cost of shares redeemed	(90,894,093)	(238,285,271)
Net increase (decrease) in net assets resulting from share transactions	(67,280,062)	(30,176,781)
Redemption fees	13,706	166,559
Total increase (decrease) in net assets	(98,741,120)	(103,098,364)
Net Assets
Beginning of period	1,008,178,455	1,111,276,819
End of period (including distributions in excess of net investment income of $825,954 and undistributed net investment income of $2,018,342, respectively)	$909,437,335	$1,008,178,455
Other Information
Shares
Sold	676,488	5,802,749
Issued in reinvestment of distributions	126,673	283,510
Redeemed	(3,103,312)	(7,416,166)
Net increase (decrease)	(2,300,151)	(1,329,907)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Asia Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.20	$33.03	$30.91	$28.57	$27.32	$29.70
Income from Investment Operations
Net investment income (loss)A	.04	.42	.43	.39	.46	.50
Net realized and unrealized gain (loss)	(.81)	(1.96)	2.08	2.49	1.30	(2.30)
Total from investment operations	(.77)	(1.54)	2.51	2.88	1.76	(1.80)
Distributions from net investment income	(.13)	(.29)	(.39)	(.46)	(.51)	(.49)
Distributions from net realized gain	–	–	–	(.08)	–	(.11)
Total distributions	(.13)	(.29)	(.39)	(.54)	(.51)	(.59)B
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$30.30	$31.20	$33.03	$30.91	$28.57	$27.32
Total ReturnD,E	(2.47)%	(4.69)%	8.21%	10.19%	6.60%	(6.20)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.14%H	1.09%	1.04%	1.08%	.94%	.82%
Expenses net of fee waivers, if any	1.14%H	1.09%	1.04%	1.08%	.94%	.82%
Expenses net of all reductions	1.14%H	1.09%	1.04%	1.05%	.91%	.78%
Net investment income (loss)	.30%H	1.26%	1.36%	1.31%	1.68%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$909,437	$1,008,178	$1,111,277	$1,172,348	$1,325,208	$1,525,635
Portfolio turnover rateI	54%H	68%	90%	97%	94%	115%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.485 and distributions from net realized gain of $.105 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$88,584,114
Gross unrealized depreciation	(126,491,416)
Net unrealized appreciation (depreciation) on securities	$(37,907,302)
Tax cost	$955,054,942

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(104,856,402)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $241,477,090 and $255,911,268, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Asia ex Japan Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $569 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $811 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,617. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,399 for the period

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,432.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Emerging Markets Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
India	13.5%
United States of America*	11.6%
Cayman Islands	9.4%
Mexico	8.5%
Brazil	8.3%
South Africa	6.8%
Korea (South)	5.5%
Taiwan	5.2%
Philippines	3.9%
Other	27.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
India	10.6%
United States of America*	9.1%
Korea (South)	8.6%
China	8.0%
Cayman Islands	7.7%
South Africa	7.4%
Mexico	6.8%
Taiwan	6.7%
Brazil	6.3%
Other	28.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.3
Short-Term Investments and Net Other Assets (Liabilities)	1.3	0.7

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.6	3.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.4	3.2
Naspers Ltd. Class N (South Africa, Media)	2.0	2.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.6	0.7
Infosys Ltd. (India, IT Services)	1.4	0.0
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.3	0.0
Itau Unibanco Holding SA (Brazil, Banks)	1.2	0.0
Banco Bradesco SA (PN) (Brazil, Banks)	1.2	0.0
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2	1.3
Ambev SA sponsored ADR (Brazil, Beverages)	1.2	1.0
	18.1

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.7	23.1
Financials	18.4	19.8
Consumer Discretionary	14.2	18.5
Consumer Staples	13.8	8.5
Industrials	9.8	11.3
Health Care	8.3	8.4
Materials	5.8	4.7
Utilities	3.3	2.5
Energy	2.0	1.1
Telecommunication Services	1.4	1.4

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Emerging Markets Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Argentina - 0.9%
Banco Macro SA sponsored ADR	253,800	$15,895,494
Grupo Financiero Galicia SA sponsored ADR	565,400	16,096,938

TOTAL ARGENTINA		31,992,432

Australia - 1.0%
Amcor Ltd. (a)	1,507,331	17,649,927
Sydney Airport unit	3,215,206	16,648,284

TOTAL AUSTRALIA		34,298,211

Belgium - 0.5%
Anheuser-Busch InBev SA NV	124,900	15,460,110
Bermuda - 2.8%
Axalta Coating Systems (a)	542,400	15,442,128
China Gas Holdings Ltd.	13,294,000	19,192,999
China Resource Gas Group Ltd.	6,777,000	19,177,830
Credicorp Ltd. (United States)	190,532	27,707,163
Markit Ltd. (a)	378,200	13,195,398

TOTAL BERMUDA		94,715,518

Brazil - 4.7%
BB Seguridade Participacoes SA	2,662,820	23,227,332
Cielo SA	2,840,354	27,666,456
Kroton Educacional SA	6,649,560	24,747,944
Qualicorp SA	4,297,200	18,616,931
Smiles SA	1,428,100	16,567,912
Ultrapar Participacoes SA	1,214,800	25,579,942
Weg SA	4,856,990	21,437,554

TOTAL BRAZIL		157,844,071

British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	699,800	14,170,950
Cayman Islands - 9.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	715,800	55,073,652
Baidu.com, Inc. sponsored ADR (a)	228,500	44,397,550
ENN Energy Holdings Ltd.	2,956,000	14,418,302
Fu Shou Yuan International Group Ltd. (b)	22,806,000	16,000,500
New Oriental Education & Technology Group, Inc. sponsored ADR	481,400	18,851,624
Shenzhou International Group Holdings Ltd.	3,742,000	19,344,370
Sino Biopharmaceutical Ltd.	24,372,000	17,270,105
TAL Education Group ADR (a)	291,200	16,848,832
Tencent Holdings Ltd.	5,721,000	116,412,715

TOTAL CAYMAN ISLANDS		318,617,650

China - 2.6%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	6,272,000	21,992,431
Inner Mongoli Yili Industries Co. Ltd.	6,626,208	15,383,246
Jiangsu Hengrui Medicine Co. Ltd.	2,175,571	15,686,572
Kweichow Moutai Co. Ltd.	493,792	19,159,653
Shanghai International Airport Co. Ltd.	3,524,600	14,813,659

TOTAL CHINA		87,035,561

Denmark - 0.5%
Novo Nordisk A/S Series B sponsored ADR	290,800	16,223,732
France - 0.5%
Dassault Systemes SA	212,862	16,647,280
Germany - 1.0%
adidas AG	130,300	16,799,922
Wirecard AG (b)	413,963	17,877,224

TOTAL GERMANY		34,677,146

Hong Kong - 1.7%
AIA Group Ltd.	3,067,000	18,354,787
Guangdong Investment Ltd.	15,741,000	22,227,261
Techtronic Industries Co. Ltd.	4,548,000	17,048,951

TOTAL HONG KONG		57,630,999

India - 13.5%
Adani Ports & Special Economic Zone	6,242,535	22,385,557
Amara Raja Batteries Ltd.	1,160,524	16,699,714
Asian Paints India Ltd.	1,554,398	20,270,789
Bharti Infratel Ltd.	3,098,742	17,491,375
Colgate-Palmolive (India)	1,354,322	17,143,742
GlaxoSmithKline Consumer Healthcare Ltd. (a)	200,035	17,760,144
HCL Technologies Ltd.	1,831,903	20,692,006
HDFC Bank Ltd. (a)	855,782	17,395,339
Hindustan Unilever Ltd.	1,870,173	24,435,242
Housing Development Finance Corp. Ltd.	2,451,311	40,167,247
IndusInd Bank Ltd.	1,114,105	17,591,573
Infosys Ltd.	2,637,820	47,917,757
ITC Ltd.	5,606,750	27,427,922
LIC Housing Finance Ltd. (a)	2,503,611	17,424,323
Lupin Ltd.	753,518	18,232,333
Maruti Suzuki India Ltd. (a)	385,100	21,999,378
Power Grid Corp. of India Ltd.	7,639,726	16,492,713
Sun Pharmaceutical Industries Ltd.	2,084,366	25,457,786
Tata Consultancy Services Ltd.	901,167	34,398,069
Titan Co. Ltd.	2,684,343	14,382,393

TOTAL INDIA		455,765,402

Indonesia - 3.8%
PT ACE Hardware Indonesia Tbk	230,253,400	16,149,863
PT Bank Central Asia Tbk	25,348,100	25,082,856
PT Bank Rakyat Indonesia Tbk	27,241,900	21,379,562
PT Kalbe Farma Tbk	158,104,300	16,484,184
PT Matahari Department Store Tbk	13,334,600	19,211,207
PT Surya Citra Media Tbk	74,367,300	18,044,841
PT Tower Bersama Infrastructure Tbk (a)	30,089,100	13,518,192

TOTAL INDONESIA		129,870,705

Isle of Man - 0.4%
Playtech Ltd.	1,074,286	12,628,180
Israel - 1.4%
Check Point Software Technologies Ltd. (a)	190,200	15,761,874
Frutarom Industries Ltd.	325,900	16,702,980
Teva Pharmaceutical Industries Ltd. sponsored ADR	279,700	15,229,665

TOTAL ISRAEL		47,694,519

Kenya - 0.5%
Safaricom Ltd.	98,651,000	16,702,298
Korea (South) - 5.5%
AMOREPACIFIC Corp.	82,091	29,198,579
AMOREPACIFIC Group, Inc.	148,868	21,829,772
Coway Co. Ltd.	215,727	18,566,070
KT&G Corp.	264,441	28,390,462
LG Chemical Ltd.	102,407	26,547,563
LG Household & Health Care Ltd.	29,661	26,070,768
NAVER Corp.	58,652	34,658,524

TOTAL KOREA (SOUTH)		185,261,738

Luxembourg - 0.5%
Eurofins Scientific SA	45,580	16,912,616
Mexico - 8.5%
Banregio Grupo Financiero S.A.B. de CV	2,857,515	17,123,847
El Puerto de Liverpool S.A.B. de CV Class C	1,481,500	16,840,619
Fomento Economico Mexicano S.A.B. de CV unit	3,374,867	31,401,319
Gruma S.A.B. de CV Series B	1,244,700	18,182,901
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,124,857	20,020,129
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,327,960	20,393,342
Grupo Aeroportuario Norte S.A.B. de CV	3,088,700	17,873,713
Grupo Financiero Banorte S.A.B. de CV Series O	5,100,400	28,954,734
Grupo GICSA SA de CV (a)	14,416,570	11,329,032
Infraestructura Energetica Nova S.A.B. de CV	3,983,200	15,565,009
Kimberly-Clark de Mexico SA de CV Series A	8,174,500	19,347,423
Megacable Holdings S.A.B. de CV unit	3,931,052	18,153,353
Promotora y Operadora de Infraestructura S.A.B. de CV	1,309,300	16,604,590
Tenedora Nemak SA de CV	11,309,300	16,223,145
Wal-Mart de Mexico SA de CV Series V	7,931,800	19,616,679

TOTAL MEXICO		287,629,835

Philippines - 3.9%
Ayala Corp.	1,274,520	20,891,994
Ayala Land, Inc.	28,090,400	20,693,789
D&L Industries, Inc.	78,821,700	15,082,286
GT Capital Holdings, Inc.	615,950	17,901,640
International Container Terminal Services, Inc.	11,708,080	16,179,977
SM Investments Corp.	973,692	19,542,155
SM Prime Holdings, Inc.	41,003,500	19,745,493

TOTAL PHILIPPINES		130,037,334

Russia - 1.4%
Magnit OJSC (a)	160,055	22,244,241
NOVATEK OAO GDR (Reg. S)	254,100	24,393,600

TOTAL RUSSIA		46,637,841

South Africa - 6.8%
Aspen Pharmacare Holdings Ltd.	1,138,890	26,840,050
Bidvest Group Ltd.	951,498	24,148,308
Discovery Ltd.	2,303,985	20,590,644
FirstRand Ltd.	8,009,800	25,742,319
Mondi Ltd.	998,966	19,191,600
Mr Price Group Ltd.	1,614,588	20,510,068
Naspers Ltd. Class N	492,512	67,577,618
Sanlam Ltd.	5,124,900	24,841,018

TOTAL SOUTH AFRICA		229,441,625

Spain - 0.5%
Amadeus IT Holding SA Class A	374,000	17,018,603
Switzerland - 0.5%
Sika AG	3,880	16,514,167
Taiwan - 5.2%
Advantech Co. Ltd.	2,284,000	16,120,856
ECLAT Textile Co. Ltd.	1,660,288	18,939,917
Largan Precision Co. Ltd.	283,000	19,887,007
Taiwan Semiconductor Manufacturing Co. Ltd.	26,409,000	121,144,904

TOTAL TAIWAN		176,092,684

Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	1,793,900	20,137,709
Bangkok Dusit Medical Services PCL (For. Reg.)	25,512,600	17,388,313
Thai Beverage PCL	29,095,600	16,117,948

TOTAL THAILAND		53,643,970

Turkey - 2.2%
Bim Birlesik Magazalar A/S JSC	863,000	18,999,571
Koc Holding A/S	3,962,000	20,716,247
Tofas Turk Otomobil Fabrikasi A/S	2,131,847	16,868,868
Tupras Turkiye Petrol Rafinelleri A/S	701,000	18,502,091

TOTAL TURKEY		75,086,777

United Arab Emirates - 0.5%
DP World Ltd.	966,954	18,275,431
United Kingdom - 2.1%
British American Tobacco PLC (United Kingdom)	271,100	16,529,533
Hikma Pharmaceuticals PLC	620,223	19,973,504
NMC Health PLC	1,068,200	16,341,581
Prudential PLC	860,149	16,978,940

TOTAL UNITED KINGDOM		69,823,558

United States of America - 10.3%
A.O. Smith Corp.	200,500	15,482,610
Alphabet, Inc. Class C	19,645	13,614,181
Amazon.com, Inc. (a)	27,400	18,072,766
Amphenol Corp. Class A	253,700	14,164,071
China Biologic Products, Inc. (a)	152,778	17,875,026
Danaher Corp.	152,300	14,735,025
Ecolab, Inc.	131,800	15,154,364
Facebook, Inc. Class A (a)	129,400	15,214,852
Gartner, Inc. Class A (a)	161,900	14,112,823
International Flavors & Fragrances, Inc.	136,110	16,261,062
MasterCard, Inc. Class A	159,200	15,440,808
McGraw Hill Financial, Inc.	162,300	17,341,755
MercadoLibre, Inc.	145,000	18,109,050
Mettler-Toledo International, Inc. (a)	43,980	15,742,641
Moody's Corp.	167,700	16,052,244
MSCI, Inc. Class A	226,300	17,185,222
NIKE, Inc. Class B	264,900	15,613,206
Philip Morris International, Inc.	164,300	16,121,116
PPG Industries, Inc.	138,156	15,251,041
The Walt Disney Co.	143,200	14,786,832
TransDigm Group, Inc. (a)	67,400	15,358,438
Visa, Inc. Class A	194,800	15,046,352

TOTAL UNITED STATES OF AMERICA		346,735,485

TOTAL COMMON STOCKS
(Cost $2,853,955,571)		3,211,086,428

Nonconvertible Preferred Stocks - 3.6%
Brazil - 3.6%
Ambev SA sponsored ADR	7,122,280	39,813,545
Banco Bradesco SA (PN)	5,419,920	40,815,855
Itau Unibanco Holding SA	4,422,300	42,265,320
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $122,024,142)		122,894,720

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.38% (c)	40,807,246	40,807,246
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	18,737,780	18,737,780
TOTAL MONEY MARKET FUNDS
(Cost $59,545,026)		59,545,026
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $3,035,524,739)		3,393,526,174
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(17,164,414)
NET ASSETS - 100%		$3,376,361,760

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,602
Fidelity Securities Lending Cash Central Fund	328,352
Total	$403,954

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$478,150,199	$425,756,378	$52,393,821	$--
Consumer Staples	460,633,916	444,104,383	16,529,533	--
Energy	68,475,633	68,475,633	--	--
Financials	633,964,289	559,242,792	74,721,497	--
Health Care	274,275,039	257,004,934	17,270,105	--
Industrials	331,452,442	331,452,442	--	--
Information Technology	738,175,744	452,700,368	285,475,376	--
Materials	194,067,907	194,067,907	--	--
Telecommunication Services	47,711,865	47,711,865	--	--
Utilities	107,074,114	32,057,722	75,016,392	--
Money Market Funds	59,545,026	59,545,026	--	--
Total Investments in Securities:	$3,393,526,174	$2,872,119,450	$521,406,724	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$677,669,702

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,887,433) — See accompanying schedule: Unaffiliated issuers (cost $2,975,979,713)	$3,333,981,148
Fidelity Central Funds (cost $59,545,026)	59,545,026
Total Investments (cost $3,035,524,739)		$3,393,526,174
Foreign currency held at value (cost $1,000)		558
Receivable for investments sold		413,790
Receivable for fund shares sold		5,018,549
Dividends receivable		4,411,251
Distributions receivable from Fidelity Central Funds		199,878
Prepaid expenses		2,120
Other receivables		1,830,965
Total assets		3,405,403,285
Liabilities
Payable for fund shares redeemed	$7,317,521
Accrued management fee	1,954,961
Other affiliated payables	607,598
Other payables and accrued expenses	423,665
Collateral on securities loaned, at value	18,737,780
Total liabilities		29,041,525
Net Assets		$3,376,361,760
Net Assets consist of:
Paid in capital		$3,461,571,887
Undistributed net investment income		1,559,020
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(444,154,246)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		357,385,099
Net Assets		$3,376,361,760
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($2,806,595,386 ÷ 124,804,753 shares)		$22.49
Class K:
Net Asset Value, offering price and redemption price per share ($569,766,374 ÷ 25,321,147 shares)		$22.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$21,326,584
Interest		209
Income from Fidelity Central Funds		403,954
Income before foreign taxes withheld		21,730,747
Less foreign taxes withheld		(2,263,836)
Total income		19,466,911
Expenses
Management fee	$11,276,881
Transfer agent fees	3,228,698
Accounting and security lending fees	699,469
Custodian fees and expenses	691,002
Independent trustees' compensation	7,020
Registration fees	92,118
Audit	70,629
Legal	4,179
Interest	7,392
Miscellaneous	11,028
Total expenses before reductions	16,088,416
Expense reductions	(46,079)	16,042,337
Net investment income (loss)		3,424,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(182,579,350)
Foreign currency transactions	(11,086)
Total net realized gain (loss)		(182,590,436)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $363,195)	177,537,436
Assets and liabilities in foreign currencies	46,114
Total change in net unrealized appreciation (depreciation)		177,583,550
Net gain (loss)		(5,006,886)
Net increase (decrease) in net assets resulting from operations		$(1,582,312)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,424,574	$26,242,657
Net realized gain (loss)	(182,590,436)	(231,739,571)
Change in net unrealized appreciation (depreciation)	177,583,550	(191,944,680)
Net increase (decrease) in net assets resulting from operations	(1,582,312)	(397,441,594)
Distributions to shareholders from net investment income	(17,361,594)	(18,114,621)
Distributions to shareholders from net realized gain	–	(2,942,055)
Total distributions	(17,361,594)	(21,056,676)
Share transactions - net increase (decrease)	100,654,003	716,596,433
Redemption fees	1,677,235	519,430
Total increase (decrease) in net assets	83,387,332	298,617,593
Net Assets
Beginning of period	3,292,974,428	2,994,356,835
End of period (including undistributed net investment income of $1,559,020 and undistributed net investment income of $15,496,040, respectively)	$3,376,361,760	$3,292,974,428

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.55	$25.44	$24.43	$22.15	$22.23	$25.72
Income from Investment Operations
Net investment income (loss)A	.02	.19	.17	.20	.33	.35
Net realized and unrealized gain (loss)	.02B	(2.91)	.86	2.38	(.11)	(3.48)
Total from investment operations	.04	(2.72)	1.03	2.58	.22	(3.13)
Distributions from net investment income	(.11)	(.14)	(.02)	(.30)	(.30)	(.24)
Distributions from net realized gain	–	(.03)	–	–	–	(.13)
Total distributions	(.11)	(.17)	(.02)	(.30)	(.30)	(.37)
Redemption fees added to paid in capitalA	.01	–C	–C	–C	–C	.01
Net asset value, end of period	$22.49	$22.55	$25.44	$24.43	$22.15	$22.23
Total ReturnD,E	.23%	(10.76)%	4.22%	11.78%	1.03%	(12.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.05%	1.07%	1.08%	1.09%	1.07%
Expenses net of fee waivers, if any	1.03%H	1.05%	1.07%	1.08%	1.09%	1.07%
Expenses net of all reductions	1.02%H	1.03%	1.07%	1.03%	1.03%	1.01%
Net investment income (loss)	.18%H	.78%	.71%	.85%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$2,806,595	$2,738,934	$2,370,927	$2,241,338	$2,203,756	$2,907,884
Portfolio turnover rateI	85%H	107%	94%	119%	176%	122%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.58	$25.48	$24.42	$22.15	$22.23	$25.75
Income from Investment Operations
Net investment income (loss)A	.04	.24	.23	.25	.37	.40
Net realized and unrealized gain (loss)	.02B	(2.92)	.86	2.38	(.10)	(3.48)
Total from investment operations	.06	(2.68)	1.09	2.63	.27	(3.08)
Distributions from net investment income	(.15)	(.20)	(.03)	(.36)	(.35)	(.32)
Distributions from net realized gain	–	(.03)	–	–	–	(.13)
Total distributions	(.15)	(.22)C	(.03)	(.36)	(.35)	(.45)
Redemption fees added to paid in capitalA	.01	–D	–D	–D	–D	.01
Net asset value, end of period	$22.50	$22.58	$25.48	$24.42	$22.15	$22.23
Total ReturnE,F	.33%	(10.60)%	4.47%	12.01%	1.25%	(12.17)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.85%	.86%	.87%	.87%	.87%
Expenses net of fee waivers, if any	.84%I	.85%	.85%	.87%	.87%	.87%
Expenses net of all reductions	.84%I	.83%	.85%	.82%	.81%	.80%
Net investment income (loss)	.36%I	.98%	.92%	1.07%	1.72%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$569,766	$554,041	$623,430	$547,369	$607,919	$497,821
Portfolio turnover rateJ	85%I	107%	94%	119%	176%	122%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.025 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$457,105,971
Gross unrealized depreciation	(137,734,879)
Net unrealized appreciation (depreciation) on securities	$319,371,092
Tax cost	$3,074,155,082

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(24,838,920)
No expiration
Short-term	(189,293,193)
Long-term	(24,501,874)
Total no expiration	(213,795,067)
Total capital loss carryforward	$(238,633,987)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,445,739,072 and $1,365,772,666, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Emerging Markets	$3,103,080.23
Class K	125,618.05
	$3,228,698

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,446 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$45,190,667.65%		$7,392

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,841 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $328,352, including $978 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,983 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,328.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,768.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Emerging Markets	$13,660,209	$13,346,829
Class K	3,701,385	4,767,792
Total	$17,361,594	$18,114,621
From net realized gain
Emerging Markets	$–	$2,332,143
Class K	–	609,912
Total	$–	$2,942,055

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Emerging Markets
Shares sold	29,103,318	55,410,811	$613,674,115	$1,332,719,199
Reinvestment of distributions	572,542	546,115	12,670,348	13,577,228
Shares redeemed	(26,341,490)	(27,685,404)	(540,823,971)	(631,200,476)
Net increase (decrease)	3,334,370	28,271,522	$85,520,492	$715,095,951
Class K
Shares sold	3,504,590	8,915,876	$73,202,280	$215,741,410
Reinvestment of distributions	167,256	216,324	3,701,385	5,377,704
Shares redeemed	(2,884,189)	(9,064,709)	(61,770,154)	(219,618,632)
Net increase (decrease)	787,657	67,491	$15,133,511	$1,500,482

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Emerging Markets Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

Fidelity® Europe Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United Kingdom	25.5%
Sweden	15.9%
Germany	14.5%
France	9.1%
Denmark	6.2%
Bailiwick of Jersey	5.5%
Isle of Man	3.8%
Spain	3.2%
Ireland	3.0%
Other*	13.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	30.9%
Sweden	16.5%
France	10.5%
Germany	9.4%
Denmark	6.6%
Bailiwick of Jersey	5.4%
Isle of Man	3.1%
Spain	2.8%
Finland	2.7%
Other*	12.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	99.7
Short-Term Investments and Net Other Assets (Liabilities)	1.7	0.3

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
SAP AG (Germany, Software)	3.5	0.0
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	3.5	2.9
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	3.2	3.2
William Hill PLC (United Kingdom, Hotels, Restaurants & Leisure)	3.1	2.0
Standard Chartered PLC (United Kingdom) (United Kingdom, Banks)	3.0	2.9
Bayer AG (Germany, Pharmaceuticals)	2.8	2.4
Prudential PLC (United Kingdom, Insurance)	2.1	1.8
LEG Immobilien AG (Germany, Real Estate Management & Development)	2.0	1.5
Optimal Payments PLC (Isle of Man, IT Services)	2.0	1.5
Svenska Cellulosa AB (SCA) (B Shares) (Sweden, Household Products)	1.9	1.6
	27.1

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	31.6
Industrials	17.7	17.5
Health Care	17.3	19.8
Consumer Discretionary	16.7	16.8
Information Technology	13.4	5.4
Consumer Staples	3.8	3.0
Materials	1.9	4.3
Energy	1.6	0.0
Utilities	1.3	1.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Europe Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Austria - 1.2%
Andritz AG	277,200	$15,524,418
Bailiwick of Jersey - 5.5%
Shire PLC	652,600	40,723,546
Wolseley PLC	265,134	14,850,704
WPP PLC	620,800	14,503,493

TOTAL BAILIWICK OF JERSEY		70,077,743

Bermuda - 2.2%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,380,307	7,179,016
Vostok New Ventures Ltd. SDR (b)	3,662,236	20,841,196

TOTAL BERMUDA		28,020,212

Denmark - 6.2%
Carlsberg A/S Series B	241,500	23,519,470
DSV de Sammensluttede Vognmaend A/S	236,000	9,930,612
Novozymes A/S Series B	343,955	16,484,143
Scandinavian Tobacco Group A/S	436,427	6,942,867
William Demant Holding A/S (b)	210,000	21,582,535

TOTAL DENMARK		78,459,627

Finland - 2.2%
Amer Group PLC (A Shares)	450,500	13,319,119
Valmet Corp.	1,119,700	14,039,132

TOTAL FINLAND		27,358,251

France - 9.1%
Bollore Group	3,447,549	13,658,751
Capgemini SA	198,200	18,503,145
Eurazeo SA	207,255	14,595,016
Havas SA	2,857,100	23,908,285
Publicis Groupe SA	230,946	17,090,748
Wendel SA	146,000	16,868,190
Zodiac Aerospace	454,600	10,658,051

TOTAL FRANCE		115,282,186

Germany - 14.5%
adidas AG	140,700	18,140,821
Bayer AG	308,000	35,532,047
Brenntag AG	338,000	19,819,648
CompuGroup Medical AG	259,600	10,195,846
Fresenius SE & Co. KGaA	206,797	15,041,085
GEA Group AG	332,091	15,396,760
LEG Immobilien AG	270,421	25,022,458
SAP AG	571,242	44,820,245

TOTAL GERMANY		183,968,910

Ireland - 3.0%
DCC PLC (United Kingdom)	149,700	13,255,290
Ryanair Holdings PLC sponsored ADR	137,767	11,152,239
United Drug PLC (United Kingdom)	1,554,241	13,898,393

TOTAL IRELAND		38,305,922

Isle of Man - 3.8%
Optimal Payments PLC (b)	4,443,710	24,751,037
Playtech Ltd.	1,974,395	23,208,918

TOTAL ISLE OF MAN		47,959,955

Malta - 1.0%
Kambi Group PLC (a)(b)	752,299	12,974,791
Netherlands - 1.8%
CSM NV (exchangeable)	295,400	7,539,543
RELX NV	929,903	15,604,430

TOTAL NETHERLANDS		23,143,973

Norway - 1.6%
TGS Nopec Geophysical Co. ASA	1,199,700	20,069,871
Spain - 3.2%
Amadeus IT Holding SA Class A	520,000	23,662,229
Red Electrica Corporacion SA	180,600	16,123,886

TOTAL SPAIN		39,786,115

Sweden - 15.9%
Elekta AB (B Shares) (a)	2,889,502	21,121,328
Getinge AB (B Shares)	2,070,400	43,777,611
H&M Hennes & Mauritz AB (B Shares)	653,350	23,228,016
Hemfosa Fastigheter AB (a)	1,181,300	12,319,842
Hemfosa Fastigheter AB rights 5/10/16 (a)(b)	1,181,300	426,598
Indutrade AB	301,100	16,883,902
Kungsleden AB (a)	1,999,100	13,753,933
Lundbergfoeretagen AB (a)	94,092	5,109,741
Pandox AB	781,300	13,260,924
Sandvik AB (a)	1,121,100	11,503,545
Svenska Cellulosa AB (SCA) (B Shares)	776,700	24,460,327
Svenska Handelsbanken AB (A Shares)	1,135,800	15,151,746

TOTAL SWEDEN		200,997,513

Switzerland - 1.6%
Julius Baer Group Ltd.	484,660	20,770,478
United Kingdom - 25.5%
Aldermore Group PLC (b)	412,035	1,131,844
Big Yellow Group PLC	1,014,100	11,942,923
Bunzl PLC	672,658	20,040,398
CMC Markets PLC	2,220,400	8,110,844
Compass Group PLC	1,178,117	20,980,366
Dechra Pharmaceuticals PLC	982,700	15,880,746
Diploma PLC	1,298,700	13,880,911
International Personal Finance PLC	4,993,203	19,523,611
Micro Focus International PLC	611,300	13,657,043
Prudential PLC	1,315,049	25,958,454
Rolls-Royce Group PLC	1,344,192	13,149,423
Saga PLC	2,083,300	6,380,253
Schroders PLC	216,222	7,942,550
Senior Engineering Group PLC	3,385,600	10,764,388
Shawbrook Group PLC	2,658,100	11,131,208
Softcat PLC	2,168,878	10,109,289
St. James's Place Capital PLC	577,862	7,320,454
Standard Chartered PLC (United Kingdom)	4,774,215	38,513,636
Unite Group PLC	1,114,687	10,301,685
Virgin Money Holdings Uk PLC	1,292,548	6,895,302
William Hill PLC	8,566,773	39,141,723
Worldpay Group PLC (b)	2,438,800	9,510,855

TOTAL UNITED KINGDOM		322,267,906

TOTAL COMMON STOCKS
(Cost $1,212,366,663)		1,244,967,871

Nonconvertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Rolls-Royce Group PLC
(Cost $139,439)	95,437,632	139,449

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (d)	19,143,324	19,143,324
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	51,164,371	51,164,371
TOTAL MONEY MARKET FUNDS
(Cost $70,307,695)		70,307,695
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $1,282,813,797)		1,315,415,015
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(48,637,843)
NET ASSETS - 100%		$1,266,777,172

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,049
Fidelity Securities Lending Cash Central Fund	470,655
Total	$484,704

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$1,697,310	$3,320,861	$--	$--	$7,179,016
Total	$1,697,310	$3,320,861	$--	$--	$7,179,016

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$212,152,716	$159,578,109	$52,574,607	$--
Consumer Staples	47,979,797	47,979,797	--	--
Energy	20,069,871	20,069,871	--	--
Financials	314,133,845	252,253,167	61,880,678	--
Health Care	217,753,137	177,029,591	40,723,546	--
Industrials	224,647,621	209,796,917	14,850,704	--
Information Technology	168,222,761	123,402,516	44,820,245	--
Materials	24,023,686	24,023,686	--	--
Utilities	16,123,886	16,123,886	--	--
Money Market Funds	70,307,695	70,307,695	--	--
Total Investments in Securities:	$1,315,415,015	$1,100,565,235	$214,849,780	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$14,998,864
Level 2 to Level 1	$104,687,573

See accompanying notes which are an integral part of the financial statements.

Fidelity® Europe Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $47,749,257) — See accompanying schedule: Unaffiliated issuers (cost $1,205,694,084)	$1,237,928,304
Fidelity Central Funds (cost $70,307,695)	70,307,695
Other affiliated issuers (cost $6,812,018)	7,179,016
Total Investments (cost $1,282,813,797)		$1,315,415,015
Foreign currency held at value (cost $415,926)		416,697
Receivable for investments sold		16,944,779
Receivable for fund shares sold		359,129
Dividends receivable		6,058,099
Distributions receivable from Fidelity Central Funds		118,618
Prepaid expenses		1,099
Other receivables		385,751
Total assets		1,339,699,187
Liabilities
Payable for investments purchased	$15,172,992
Payable for fund shares redeemed	5,402,754
Accrued management fee	852,908
Distribution and service plan fees payable	17,090
Other affiliated payables	255,438
Other payables and accrued expenses	56,462
Collateral on securities loaned, at value	51,164,371
Total liabilities		72,922,015
Net Assets		$1,266,777,172
Net Assets consist of:
Paid in capital		$1,471,111,712
Undistributed net investment income		6,329,298
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(243,252,646)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,588,808
Net Assets		$1,266,777,172
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($20,856,215 ÷ 580,720 shares)		$35.91
Maximum offering price per share (100/94.25 of $35.91)		$38.10
Class T:
Net Asset Value and redemption price per share ($8,671,461 ÷ 241,352 shares)		$35.93
Maximum offering price per share (100/96.50 of $35.93)		$37.23
Class B:
Net Asset Value and offering price per share ($330,539 ÷ 9,203 shares)(a)		$35.92
Class C:
Net Asset Value and offering price per share ($10,556,892 ÷ 295,836 shares)(a)		$35.68
Europe:
Net Asset Value, offering price and redemption price per share ($1,220,777,096 ÷ 33,951,628 shares)		$35.96
Class I:
Net Asset Value, offering price and redemption price per share ($5,584,969 ÷ 155,274 shares)		$35.97

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$14,304,511
Income from Fidelity Central Funds		484,704
Income before foreign taxes withheld		14,789,215
Less foreign taxes withheld		(1,301,648)
Total income		13,487,567
Expenses
Management fee
Basic fee	$4,572,219
Performance adjustment	720,162
Transfer agent fees	1,275,395
Distribution and service plan fees	103,701
Accounting and security lending fees	300,640
Custodian fees and expenses	58,646
Independent trustees' compensation	2,980
Registration fees	82,776
Audit	51,983
Legal	2,453
Interest	1,158
Miscellaneous	4,678
Total expenses before reductions	7,176,791
Expense reductions	(17,200)	7,159,591
Net investment income (loss)		6,327,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,336,540)
Foreign currency transactions	527,156
Total net realized gain (loss)		(8,809,384)
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,111,544)
Assets and liabilities in foreign currencies	(229,593)
Total change in net unrealized appreciation (depreciation)		(29,341,137)
Net gain (loss)		(38,150,521)
Net increase (decrease) in net assets resulting from operations		$(31,822,545)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,327,976	$17,742,695
Net realized gain (loss)	(8,809,384)	56,856,298
Change in net unrealized appreciation (depreciation)	(29,341,137)	(21,376,933)
Net increase (decrease) in net assets resulting from operations	(31,822,545)	53,222,060
Distributions to shareholders from net investment income	(15,981,681)	(31,603,696)
Distributions to shareholders from net realized gain	(5,885,187)	–
Total distributions	(21,866,868)	(31,603,696)
Share transactions - net increase (decrease)	(114,922,308)	125,806,049
Redemption fees	7,934	48,244
Total increase (decrease) in net assets	(168,603,787)	147,472,657
Net Assets
Beginning of period	1,435,380,959	1,287,908,302
End of period (including undistributed net investment income of $6,329,298 and undistributed net investment income of $15,983,003, respectively)	$1,266,777,172	$1,435,380,959

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$37.06	$36.24	$39.45
Income from Investment Operations
Net investment income (loss)B	.12	.37	.47
Net realized and unrealized gain (loss)	(.83)	1.29	(3.68)
Total from investment operations	(.71)	1.66	(3.21)
Distributions from net investment income	(.29)	(.84)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.44)	(.84)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$35.91	$37.06	$36.24
Total ReturnD,E,F	(1.94)%	4.63%	(8.14)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.40%I	1.33%	1.35%I
Expenses net of fee waivers, if any	1.39%I	1.33%	1.35%I
Expenses net of all reductions	1.39%I	1.31%	1.35%I
Net investment income (loss)	.67%I	.98%	1.94%I
Supplemental Data
Net assets, end of period (000 omitted)	$20,856	$23,381	$23,633
Portfolio turnover rateJ	43%I	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$36.94	$36.18	$39.45
Income from Investment Operations
Net investment income (loss)B	.06	.26	.40
Net realized and unrealized gain (loss)	(.82)	1.29	(3.67)
Total from investment operations	(.76)	1.55	(3.27)
Distributions from net investment income	(.09)	(.79)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.25)C	(.79)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$35.93	$36.94	$36.18
Total ReturnE,F,G	(2.08)%	4.33%	(8.29)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.70%J	1.61%	1.62%J
Expenses net of fee waivers, if any	1.70%J	1.61%	1.61%J
Expenses net of all reductions	1.70%J	1.59%	1.61%J
Net investment income (loss)	.36%J	.70%	1.68%J
Supplemental Data
Net assets, end of period (000 omitted)	$8,671	$9,632	$13,679
Portfolio turnover rateK	43%J	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$36.77	$36.07	$39.45
Income from Investment Operations
Net investment income (loss)B	(.02)	.06	.28
Net realized and unrealized gain (loss)	(.83)	1.29	(3.66)
Total from investment operations	(.85)	1.35	(3.38)
Distributions from net investment income	–	(.65)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$35.92	$36.77	$36.07
Total ReturnD,E,F	(2.31)%	3.78%	(8.57)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.19%I	2.15%	2.11%I
Expenses net of fee waivers, if any	2.19%I	2.15%	2.11%I
Expenses net of all reductions	2.19%I	2.13%	2.11%I
Net investment income (loss)	(.12)%I	.16%	1.19%I
Supplemental Data
Net assets, end of period (000 omitted)	$331	$530	$1,065
Portfolio turnover rateJ	43%I	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$36.81	$36.07	$39.45
Income from Investment Operations
Net investment income (loss)B	(.02)	.07	.29
Net realized and unrealized gain (loss)	(.83)	1.29	(3.67)
Total from investment operations	(.85)	1.36	(3.38)
Distributions from net investment income	(.12)	(.62)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.28)C	(.62)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$35.68	$36.81	$36.07
Total ReturnE,F,G	(2.33)%	3.79%	(8.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.18%J	2.13%	2.10%J
Expenses net of fee waivers, if any	2.18%J	2.13%	2.10%J
Expenses net of all reductions	2.18%J	2.11%	2.10%J
Net investment income (loss)	(.12)%J	.18%	1.19%J
Supplemental Data
Net assets, end of period (000 omitted)	$10,557	$11,151	$6,818
Portfolio turnover rateK	43%J	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.19	$36.32	$37.92	$30.15	$27.67	$30.83
Income from Investment Operations
Net investment income (loss)A	.17	.48	.94B	.61	.64	.48
Net realized and unrealized gain (loss)	(.82)	1.30	(2.00)	7.87	2.45	(2.97)
Total from investment operations	(.65)	1.78	(1.06)	8.48	3.09	(2.49)
Distributions from net investment income	(.43)	(.91)	(.52)	(.70)	(.60)	(.67)
Distributions from net realized gain	(.15)	–	(.02)	(.01)	(.02)	–
Total distributions	(.58)	(.91)	(.54)	(.71)	(.61)C	(.67)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$35.96	$37.19	$36.32	$37.92	$30.15	$27.67
Total ReturnE,F	(1.78)%	4.97%	(2.82)%	28.71%	11.53%	(8.32)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.03%	.97%	1.06%	.83%	1.10%
Expenses net of fee waivers, if any	1.08%I	1.03%	.97%	1.05%	.83%	1.10%
Expenses net of all reductions	1.08%I	1.01%	.96%	1.02%	.80%	1.06%
Net investment income (loss)	.99%I	1.28%	2.43%B	1.82%	2.33%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,220,777	$1,384,134	$1,237,047	$957,048	$602,520	$621,778
Portfolio turnover rateJ	43%I	87%	80%K	59%	127%	117%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.93%.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$37.21	$36.32	$39.45
Income from Investment Operations
Net investment income (loss)B	.18	.50	.56
Net realized and unrealized gain (loss)	(.82)	1.30	(3.69)
Total from investment operations	(.64)	1.80	(3.13)
Distributions from net investment income	(.45)	(.91)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.60)	(.91)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$35.97	$37.21	$36.32
Total ReturnD,E	(1.75)%	5.02%	(7.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	.98%	.97%H
Expenses net of fee waivers, if any	1.02%H	.98%	.97%H
Expenses net of all reductions	1.02%H	.96%	.96%H
Net investment income (loss)	1.05%H	1.33%	2.33%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,585	$6,552	$5,666
Portfolio turnover rateI	43%H	87%	80%J

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Europe and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, expiring capital loss carryforwards, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$129,342,669
Gross unrealized depreciation	(101,437,512)
Net unrealized appreciation (depreciation) on securities	27,905,157
Tax cost	$1,287,509,858

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(29,326,707)
2017	(199,044,876)
Total capital loss carryforward	$(228,371,583)

The Fund acquired $27,783,139 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $13,187,073 per year.

In addition, due to large redemptions in a prior period, $199,044,876 of capital losses that existed in the Fund prior to the mergers will be limited to approximately $32,029,274 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,545,193 and $431,225,868, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$26,590	$886
Class T	.25%	.25%	21,666	–
Class B	.75%	.25%	2,040	1,569
Class C	.75%	.25%	53,405	15,830
			$103,701	$18,285

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,882
Class T	686
Class B(a)	121
Class C(a)	2,570
$14,259

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$27,543.26
Class T	13,690.32
Class B	615.30
Class C	15,934.30
Europe	1,213,618.19
Class I	3,995.13
	$1,275,395

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,354,364.60%		$1,158

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,177 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $470,655. During the period, there were no securities loaned to FCM.
8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,221 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,979.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$174,443	$549,660
Class T	23,347	299,142
Class B	–	18,443
Class C	38,160	108,670
Europe	15,664,870	30,497,764
Class I	80,861	130,017
Total	$15,981,681	$31,603,696
From net realized gain
Class A	$94,260	$–
Class T	39,080	–
Class C	47,778	–
Europe	5,676,211	–
Class I	27,858	–
Total	$5,885,187	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	78,312	402,890	$2,720,240	$15,313,815
Reinvestment of distributions	7,044	14,493	257,822	527,143
Shares redeemed	(135,509)	(438,670)	(4,688,764)	(16,388,542)
Net increase (decrease)	(50,153)	(21,287)	$(1,710,702)	$(547,584)
Class T
Shares sold	10,132	101,998	$350,155	$3,848,880
Reinvestment of distributions	1,677	8,153	61,481	296,280
Shares redeemed	(31,208)	(227,511)	(1,080,460)	(8,571,443)
Net increase (decrease)	(19,399)	(117,360)	$(668,824)	$(4,426,283)
Class B
Shares sold	183	7,973	$6,068	$306,370
Reinvestment of distributions	–	481	–	17,468
Shares redeemed	(5,404)	(23,568)	(183,746)	(877,823)
Net increase (decrease)	(5,221)	(15,114)	$(177,678)	$(553,985)
Class C
Shares sold	44,908	197,774	$1,558,483	$7,494,390
Reinvestment of distributions	2,232	2,632	81,438	95,708
Shares redeemed	(54,231)	(86,511)	(1,829,878)	(3,194,278)
Net increase (decrease)	(7,091)	113,895	$(189,957)	$4,395,820
Europe
Shares sold	1,463,207	10,168,406	$50,880,628	$387,319,779
Reinvestment of distributions	559,844	803,462	20,484,708	29,241,922
Shares redeemed	(5,291,129)	(7,807,853)	(182,859,606)	(290,372,067)
Net increase (decrease)	(3,268,078)	3,164,015	$(111,494,270)	$126,189,634
Class I
Shares sold	36,393	130,676	$1,295,144	$4,946,083
Reinvestment of distributions	2,803	2,526	102,586	91,940
Shares redeemed	(59,997)	(113,122)	(2,078,607)	(4,289,576)
Net increase (decrease)	(20,801)	20,080	$(680,877)	$748,447

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Japan Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	98.1%
Cayman Islands	1.0%
United States of America*	0.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	95.8%
Korea (South)	1.7%
United States of America*	1.4%
Cayman Islands	0.7%
Singapore	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.6
Short-Term Investments and Net Other Assets (Liabilities)	0.9	1.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Astellas Pharma, Inc. (Pharmaceuticals)	5.0	4.9
East Japan Railway Co. (Road & Rail)	4.2	4.2
KDDI Corp. (Wireless Telecommunication Services)	4.1	3.3
Hoya Corp. (Health Care Equipment & Supplies)	3.3	3.3
ORIX Corp. (Diversified Financial Services)	3.3	3.0
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.1	4.0
SoftBank Corp. (Wireless Telecommunication Services)	3.1	2.8
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	2.9	2.9
Sony Corp. (Household Durables)	2.6	2.6
Japan Tobacco, Inc. (Tobacco)	2.5	1.8
	34.1

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.3	19.3
Financials	16.4	19.0
Health Care	13.5	13.3
Information Technology	12.7	13.8
Industrials	12.7	13.8
Consumer Staples	9.9	7.0
Telecommunication Services	9.1	7.2
Materials	4.5	5.2

Fidelity® Japan Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 3.5%
Bridgestone Corp.	161,700	$5,951,761
DaikyoNishikawa Corp.	90,600	1,248,546
NGK Spark Plug Co. Ltd.	215,400	4,295,802
Sumitomo Electric Industries Ltd.	249,000	2,995,382
		14,491,491
Automobiles - 6.3%
Fuji Heavy Industries Ltd.	53,100	1,743,538
Honda Motor Co. Ltd.	361,300	9,749,966
Isuzu Motors Ltd.	282,600	3,023,900
Mazda Motor Corp.	255,100	3,886,781
Suzuki Motor Corp.	290,200	7,952,515
		26,356,700
Hotels, Restaurants & Leisure - 0.7%
Skylark Co. Ltd.	230,600	2,931,421
Household Durables - 4.4%
Casio Computer Co. Ltd. (a)	189,200	3,599,894
Rinnai Corp.	43,300	3,821,360
Sony Corp.	457,600	11,083,814
		18,505,068
Internet & Catalog Retail - 1.2%
Rakuten, Inc.	317,600	3,452,746
Start Today Co. Ltd.	35,000	1,470,440
		4,923,186
Media - 0.9%
Dentsu, Inc.	36,200	1,839,286
Proto Corp.	160,300	2,102,489
		3,941,775
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	50,700	1,803,695
Specialty Retail - 2.9%
Fast Retailing Co. Ltd.	11,500	3,027,976
Nitori Holdings Co. Ltd.	15,600	1,451,094
United Arrows Ltd.	73,500	2,953,390
USS Co. Ltd.	179,400	2,837,811
Xebio Holdings Co. Ltd.	119,300	1,902,908
		12,173,179

TOTAL CONSUMER DISCRETIONARY		85,126,515

CONSUMER STAPLES - 9.9%
Beverages - 1.4%
Asahi Group Holdings	177,900	5,646,020
Food & Staples Retailing - 5.1%
Ain Holdings, Inc.	35,100	1,705,088
San-A Co. Ltd.	49,600	2,282,993
Seven & i Holdings Co. Ltd.	187,900	7,666,778
Sundrug Co. Ltd.	48,200	3,424,890
Tsuruha Holdings, Inc.	22,800	2,186,877
Welcia Holdings Co. Ltd.	77,600	4,099,024
		21,365,650
Personal Products - 0.9%
Kao Corp.	69,500	3,844,530
Tobacco - 2.5%
Japan Tobacco, Inc.	254,400	10,394,260

TOTAL CONSUMER STAPLES		41,250,460

FINANCIALS - 16.4%
Banks - 5.0%
Mitsubishi UFJ Financial Group, Inc.	2,783,300	12,844,416
Seven Bank Ltd. (b)	986,900	4,193,543
Shinsei Bank Ltd.	2,892,000	4,053,359
		21,091,318
Capital Markets - 0.7%
Monex Group, Inc.	1,198,700	3,092,308
Diversified Financial Services - 3.3%
ORIX Corp.	961,100	13,594,698
Insurance - 2.4%
Sony Financial Holdings, Inc.	214,600	2,653,086
Tokio Marine Holdings, Inc. (c)	222,300	7,274,211
		9,927,297
Real Estate Investment Trusts - 1.5%
Invincible Investment Corp.	1,955	1,484,493
LaSalle Logiport REIT	881	803,399
Nippon Prologis REIT, Inc.	868	2,081,323
Sekisui House (REIT), Inc.	1,449	1,696,576
		6,065,791
Real Estate Management & Development - 3.5%
AEON MALL Co. Ltd.	175,200	2,409,551
Mitsui Fudosan Co. Ltd.	501,000	12,235,639
		14,645,190

TOTAL FINANCIALS		68,416,602

HEALTH CARE - 13.5%
Biotechnology - 0.5%
PeptiDream, Inc. (a)(d)	34,800	2,005,743
Health Care Equipment & Supplies - 5.7%
Hoya Corp.	360,200	13,793,598
Olympus Corp.	264,300	10,296,236
		24,089,834
Health Care Providers & Services - 2.3%
Miraca Holdings, Inc.	95,900	4,075,476
Ship Healthcare Holdings, Inc.	225,100	5,555,108
		9,630,584
Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	1,548,500	20,877,795

TOTAL HEALTH CARE		56,603,956

INDUSTRIALS - 12.7%
Building Products - 1.3%
Daikin Industries Ltd.	67,000	5,318,395
Construction & Engineering - 1.0%
Toshiba Plant Systems & Services Corp.	351,700	4,349,274
Electrical Equipment - 2.7%
Mitsubishi Electric Corp.	454,000	4,824,848
Nidec Corp.	91,200	6,682,595
		11,507,443
Machinery - 2.4%
Kubota Corp.	307,700	4,482,221
Makita Corp.	86,100	5,431,482
		9,913,703
Road & Rail - 4.2%
East Japan Railway Co.	198,900	17,498,442
Trading Companies & Distributors - 1.1%
Misumi Group, Inc.	321,800	4,443,986

TOTAL INDUSTRIALS		53,031,243

INFORMATION TECHNOLOGY - 12.7%
Electronic Equipment & Components - 6.9%
Azbil Corp.	162,900	4,179,734
Hitachi Ltd.	1,579,000	7,235,334
OMRON Corp.	69,200	2,196,193
Shimadzu Corp.	613,000	9,175,097
TDK Corp.	55,400	3,241,669
Topcon Corp.	245,900	3,026,938
		29,054,965
Internet Software & Services - 3.7%
Alibaba Group Holding Ltd. sponsored ADR (d)	53,100	4,085,514
DeNA Co. Ltd.	234,300	3,943,154
Kakaku.com, Inc.	418,800	7,543,053
		15,571,721
Semiconductors & Semiconductor Equipment - 0.9%
Sanken Electric Co. Ltd. (a)	381,000	1,263,105
Sumco Corp.	397,300	2,515,961
		3,779,066
Software - 0.6%
COLOPL, Inc.	117,000	2,311,206
Technology Hardware, Storage & Peripherals - 0.6%
NEC Corp.	961,000	2,338,857

TOTAL INFORMATION TECHNOLOGY		53,055,815

MATERIALS - 4.5%
Chemicals - 4.5%
Daicel Chemical Industries Ltd.	208,300	2,602,074
Hitachi Chemical Co. Ltd.	143,200	2,404,863
Kansai Paint Co. Ltd.	246,500	4,311,200
Shin-Etsu Chemical Co. Ltd.	89,600	5,018,387
Toray Industries, Inc.	538,000	4,493,793
		18,830,317
TELECOMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 1.9%
Nippon Telegraph & Telephone Corp.	179,200	8,019,259
Wireless Telecommunication Services - 7.2%
KDDI Corp.	600,100	17,286,321
SoftBank Corp.	237,400	12,765,117
		30,051,438

TOTAL TELECOMMUNICATION SERVICES		38,070,697

TOTAL COMMON STOCKS
(Cost $423,826,962)		414,385,605

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.38% (e)	1,206,235	1,206,235
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	5,928,450	5,928,450
TOTAL MONEY MARKET FUNDS
(Cost $7,134,685)		7,134,685
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $430,961,647)		421,520,290
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,494,368)
NET ASSETS - 100%		$418,025,922

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) A portion of the security sold on a delayed delivery basis.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,867
Fidelity Securities Lending Cash Central Fund	61,820
Total	$65,687

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$85,126,515	$--	$85,126,515	$--
Consumer Staples	41,250,460	--	41,250,460	--
Financials	68,416,602	--	68,416,602	--
Health Care	56,603,956	--	56,603,956	--
Industrials	53,031,243	--	53,031,243	--
Information Technology	53,055,815	4,085,514	48,970,301	--
Materials	18,830,317	--	18,830,317	--
Telecommunication Services	38,070,697	--	38,070,697	--
Money Market Funds	7,134,685	7,134,685	--	--
Total Investments in Securities:	$421,520,290	$11,220,199	$410,300,091	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,643,777) — See accompanying schedule: Unaffiliated issuers (cost $423,826,962)	$414,385,605
Fidelity Central Funds (cost $7,134,685)	7,134,685
Total Investments (cost $430,961,647)		$421,520,290
Receivable for investments sold
Regular delivery		1,610,483
Delayed delivery		1,228,772
Receivable for fund shares sold		204,538
Dividends receivable		3,396,451
Distributions receivable from Fidelity Central Funds		11,311
Prepaid expenses		360
Other receivables		23
Total assets		427,972,228
Liabilities
Payable for investments purchased
Regular delivery	$1,299,334
Delayed delivery	1,566,723
Payable for fund shares redeemed	824,962
Accrued management fee	166,424
Distribution and service plan fees payable	21,502
Other affiliated payables	91,927
Other payables and accrued expenses	46,984
Collateral on securities loaned, at value	5,928,450
Total liabilities		9,946,306
Net Assets		$418,025,922
Net Assets consist of:
Paid in capital		$615,649,331
Undistributed net investment income		1,888,227
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(190,260,232)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,251,404)
Net Assets		$418,025,922
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($25,549,301 ÷ 2,254,243 shares)		$11.33
Maximum offering price per share (100/94.25 of $11.33)		$12.02
Class T:
Net Asset Value and redemption price per share ($4,456,631 ÷ 393,196 shares)		$11.33
Maximum offering price per share (100/96.50 of $11.33)		$11.74
Class B:
Net Asset Value and offering price per share ($181,410 ÷ 16,068 shares)(a)		$11.29
Class C:
Net Asset Value and offering price per share ($16,281,880 ÷ 1,447,994 shares)(a)		$11.24
Japan:
Net Asset Value, offering price and redemption price per share ($365,289,572 ÷ 32,138,461 shares)		$11.37
Class I:
Net Asset Value, offering price and redemption price per share ($6,267,128 ÷ 552,250 shares)		$11.35

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$4,400,064
Income from Fidelity Central Funds		65,687
Income before foreign taxes withheld		4,465,751
Less foreign taxes withheld		(442,374)
Total income		4,023,377
Expenses
Management fee
Basic fee	$1,739,878
Performance adjustment	(504,885)
Transfer agent fees	486,175
Distribution and service plan fees	133,312
Accounting and security lending fees	129,152
Custodian fees and expenses	28,896
Independent trustees' compensation	1,142
Registration fees	68,374
Audit	40,802
Legal	686
Interest	1,750
Miscellaneous	1,771
Total expenses before reductions	2,127,053
Expense reductions	(1,978)	2,125,075
Net investment income (loss)		1,898,302
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,721,419)
Foreign currency transactions	(50,452)
Total net realized gain (loss)		(7,771,871)
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,729,419)
Assets and liabilities in foreign currencies	208,285
Total change in net unrealized appreciation (depreciation)		(18,521,134)
Net gain (loss)		(26,293,005)
Net increase (decrease) in net assets resulting from operations		$(24,394,703)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,898,302	$3,112,183
Net realized gain (loss)	(7,771,871)	(392,382)
Change in net unrealized appreciation (depreciation)	(18,521,134)	1,937,241
Net increase (decrease) in net assets resulting from operations	(24,394,703)	4,657,042
Distributions to shareholders from net investment income	(3,027,093)	(3,310,432)
Distributions to shareholders from net realized gain	(270,338)	–
Total distributions	(3,297,431)	(3,310,432)
Share transactions - net increase (decrease)	(101,642,831)	70,904,089
Redemption fees	36,545	139,156
Total increase (decrease) in net assets	(129,298,420)	72,389,855
Net Assets
Beginning of period	547,324,342	474,934,487
End of period (including undistributed net investment income of $1,888,227 and undistributed net investment income of $3,017,018, respectively)	$418,025,922	$547,324,342

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$11.65	$12.00	$9.30	$9.54	$10.83
Income from Investment Operations
Net investment income (loss)B	.03	.04	.05	.08	.09	.09
Net realized and unrealized gain (loss)	(.51)	.23	(.31)	2.80	(.15)	(1.39)
Total from investment operations	(.48)	.27	(.26)	2.88	(.06)	(1.30)
Distributions from net investment income	(.05)	(.05)	(.08)	(.11)	(.13)	–
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	–
Total distributions	(.06)	(.05)	(.09)	(.19)	(.18)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.33	$11.87	$11.65	$12.00	$9.30	$9.54
Total ReturnD,E,F	(4.11)%	2.31%	(2.18)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.10%	1.23%	1.26%	1.42%	1.20%I
Expenses net of fee waivers, if any	1.09%I	1.10%	1.23%	1.26%	1.38%	1.20%I
Expenses net of all reductions	1.09%I	1.09%	1.23%	1.25%	1.36%	1.16%I
Net investment income (loss)	.53%I	.37%	.41%	.75%	.94%	1.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$25,549	$23,918	$21,352	$20,520	$9,495	$13,208
Portfolio turnover rateJ	16%I	35%	112%	68%	52%	134%K

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$11.62	$11.96	$9.28	$9.51	$10.83
Income from Investment Operations
Net investment income (loss)B	.01	–C	.01	.05	.06	.07
Net realized and unrealized gain (loss)	(.52)	.23	(.30)	2.78	(.13)	(1.40)
Total from investment operations	(.51)	.23	(.29)	2.83	(.07)	(1.33)
Distributions from net investment income	–C	–	(.04)	(.08)	(.11)	–
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	–
Total distributions	(.01)	–	(.05)	(.16)	(.16)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.33	$11.85	$11.62	$11.96	$9.28	$9.51
Total ReturnD,E,F	(4.32)%	1.98%	(2.42)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.45%I	1.43%	1.54%	1.55%	1.70%	1.48%I
Expenses net of fee waivers, if any	1.45%I	1.43%	1.54%	1.55%	1.66%	1.48%I
Expenses net of all reductions	1.45%I	1.42%	1.54%	1.53%	1.64%	1.44%I
Net investment income (loss)	.17%I	.04%	.10%	.46%	.66%	.74%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,457	$4,809	$4,104	$5,357	$3,934	$4,643
Portfolio turnover rateJ	16%I	35%	112%	68%	52%	134%K

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$11.65	$12.00	$9.26	$9.47	$10.83
Income from Investment Operations
Net investment income (loss)B	(.02)	(.05)	(.04)	–C	.02	.02
Net realized and unrealized gain (loss)	(.51)	.22	(.31)	2.80	(.14)	(1.39)
Total from investment operations	(.53)	.17	(.35)	2.80	(.12)	(1.37)
Distributions from net investment income	–	–	–	–	(.04)	–
Distributions from net realized gain	–	–	–	(.07)	(.05)	–
Total distributions	–	–	–	(.07)	(.09)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.29	$11.82	$11.65	$12.00	$9.26	$9.47
Total ReturnD,E,F	(4.48)%	1.46%	(2.92)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.91%I	1.91%	2.02%	2.02%	2.17%	1.95%I
Expenses net of fee waivers, if any	1.91%I	1.91%	2.02%	2.02%	2.13%	1.95%I
Expenses net of all reductions	1.91%I	1.91%	2.02%	2.01%	2.11%	1.91%I
Net investment income (loss)	(.29)%I	(.45)%	(.37)%	(.02)%	.19%	.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$181	$348	$452	$874	$1,012	$1,458
Portfolio turnover rateJ	16%I	35%	112%	68%	52%	134%K

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$11.58	$11.96	$9.25	$9.48	$10.83
Income from Investment Operations
Net investment income (loss)B	(.01)	(.04)	(.03)	–C	.02	.03
Net realized and unrealized gain (loss)	(.52)	.23	(.32)	2.79	(.14)	(1.39)
Total from investment operations	(.53)	.19	(.35)	2.79	(.12)	(1.36)
Distributions from net investment income	–	–	(.03)	(.01)	(.06)	–
Distributions from net realized gain	–	–	(.01)	(.08)	(.05)	–
Total distributions	–	–	(.03)D	(.09)	(.11)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.24	$11.77	$11.58	$11.96	$9.25	$9.48
Total ReturnE,F,G	(4.50)%	1.64%	(2.90)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.83%J	1.81%	1.93%	1.97%	2.15%	1.92%J
Expenses net of fee waivers, if any	1.82%J	1.81%	1.93%	1.97%	2.11%	1.92%J
Expenses net of all reductions	1.82%J	1.80%	1.93%	1.95%	2.09%	1.88%J
Net investment income (loss)	(.21)%J	(.34)%	(.29)%	.04%	.21%	.30%J
Supplemental Data
Net assets, end of period (000 omitted)	$16,282	$18,491	$13,162	$11,824	$7,015	$8,750
Portfolio turnover rateK	16%J	35%	112%	68%	52%	134%L

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.69	$12.03	$9.34	$9.57	$10.57
Income from Investment Operations
Net investment income (loss)A	.05	.08	.09	.12	.12	.15
Net realized and unrealized gain (loss)	(.51)	.23	(.32)	2.79	(.14)	(.75)
Total from investment operations	(.46)	.31	(.23)	2.91	(.02)	(.60)
Distributions from net investment income	(.07)	(.09)	(.11)	(.15)	(.16)	(.20)
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	(.21)
Total distributions	(.08)	(.09)	(.11)B	(.23)	(.21)	(.41)
Redemption fees added to paid in capitalA	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.37	$11.91	$11.69	$12.03	$9.34	$9.57
Total ReturnD,E	(3.93)%	2.66%	(1.90)%	31.92%	(.19)%	(6.00)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.80%	.90%	.93%	1.09%	.86%
Expenses net of fee waivers, if any	.80%H	.80%	.90%	.93%	1.06%	.84%
Expenses net of all reductions	.80%H	.79%	.90%	.91%	1.04%	.80%
Net investment income (loss)	.82%H	.67%	.74%	1.08%	1.26%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$365,290	$485,803	$415,612	$480,773	$353,550	$450,417
Portfolio turnover rateI	16%H	35%	112%	68%	52%	134%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$11.67	$12.02	$9.33	$9.57	$10.83
Income from Investment Operations
Net investment income (loss)B	.05	.08	.09	.13	.12	.13
Net realized and unrealized gain (loss)	(.52)	.23	(.32)	2.78	(.14)	(1.40)
Total from investment operations	(.47)	.31	(.23)	2.91	(.02)	(1.27)
Distributions from net investment income	(.07)	(.09)	(.12)	(.15)	(.17)	–
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	–
Total distributions	(.07)C	(.09)	(.12)D	(.23)	(.22)	–
Redemption fees added to paid in capitalB	–E	–E	–E	.01	–E	.01
Net asset value, end of period	$11.35	$11.89	$11.67	$12.02	$9.33	$9.57
Total ReturnF,G	(3.97)%	2.72%	(1.90)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.80%	.89%	.90%	1.03%	.79%J
Expenses net of fee waivers, if any	.78%J	.80%	.89%	.90%	1.01%	.79%J
Expenses net of all reductions	.78%J	.79%	.89%	.88%	.99%	.75%J
Net investment income (loss)	.84%J	.67%	.76%	1.11%	1.31%	1.43%J
Supplemental Data
Net assets, end of period (000 omitted)	$6,267	$13,957	$20,253	$20,033	$1,488	$2,715
Portfolio turnover rateK	16%J	35%	112%	68%	52%	134%L

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.006 per share.

 D Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), expiring capital loss carryforwards, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$39,767,246
Gross unrealized depreciation	(52,790,805)
Net unrealized appreciation (depreciation) on securities	$(13,023,559)
Tax cost	$434,543,849

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(3,870,588)
2017	(41,604,070)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(171,168,558)
No expiration
Short-term	(6,850,642)
Total capital loss carryforward	$(178,019,200)

Due to large redemptions in a prior period, $141,955,883 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,419,518 and $137,061,828, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$33,499	$6,368
Class T	.25%	.25%	11,518	9
Class B	.75%	.25%	1,235	928
Class C	.75%	.25%	87,060	27,400
			$133,312	$34,705

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,707
Class T	724
Class B(a)	48
Class C(a)	2,736
$8,215

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$31,613.24
Class T	7,877.34
Class B	374.30
Class C	19,011.22
Japan	419,330.19
Class I	7,970.18
	$486,175

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,817,143.62%		$1,750

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $461 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,820. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,964.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$121,415	$79,823
Class T	822	–
Japan	2,828,514	3,066,127
Class I	76,342	164,482
Total	$3,027,093	$3,310,432
From net realized gain
Class A	$14,867	$–
Class T	2,466	–
Japan	245,958	–
Class I	7,047	–
Total	$270,338	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	712,093	1,104,408	$8,422,405	$13,420,485
Reinvestment of distributions	10,746	6,565	128,096	74,452
Shares redeemed	(483,042)	(929,216)	(5,489,451)	(10,724,499)
Net increase (decrease)	239,797	181,757	$3,061,050	$2,770,438
Class T
Shares sold	25,621	180,232	$295,497	$2,170,519
Reinvestment of distributions	269	–	3,216	–
Shares redeemed	(38,565)	(127,640)	(437,379)	(1,490,023)
Net increase (decrease)	(12,675)	52,592	$(138,666)	$680,496
Class B
Shares sold	1,967	711	$21,929	$8,779
Shares redeemed	(15,310)	(10,106)	(175,368)	(116,253)
Net increase (decrease)	(13,343)	(9,395)	$(153,439)	$(107,474)
Class C
Shares sold	165,967	747,753	$1,902,846	$8,932,993
Shares redeemed	(289,191)	(312,924)	(3,216,909)	(3,580,602)
Net increase (decrease)	(123,224)	434,829	$(1,314,063)	$5,352,391
Japan
Shares sold	1,365,848	18,408,352	$15,813,773	$225,875,166
Reinvestment of distributions	251,274	262,630	3,000,214	2,980,854
Shares redeemed	(10,270,898)	(13,426,033)	(114,820,865)	(161,325,584)
Net increase (decrease)	(8,653,776)	5,244,949	$(96,006,878)	$67,530,436
Class I
Shares sold	153,380	1,688,546	$1,788,502	$20,578,143
Reinvestment of distributions	6,575	14,222	78,372	161,134
Shares redeemed	(781,968)	(2,263,385)	(8,957,709)	(26,061,475)
Net increase (decrease)	(622,013)	(560,617)	$(7,090,835)	$(5,322,198)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund and Strategic Advisers International II Fund were the owners of record of approximately 28% and 11%, respectively, of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser of its affiliates were the owners of record, in the aggregate, of approximately 47% of the total outstanding shares of the Fund.

Fidelity® Japan Smaller Companies Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	94.8%
United States of America*	5.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	96.2%
United States of America*	3.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.8	96.2
Short-Term Investments and Net Other Assets (Liabilities)	5.2	3.8

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Elecom Co. Ltd. (Technology Hardware, Storage & Peripherals)	2.0	1.4
Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	2.0	1.5
Amano Corp. (Electronic Equipment & Components)	1.9	1.6
Asahi Co. Ltd. (Specialty Retail)	1.8	1.3
Kotobuki Spirits Co. Ltd. (Food Products)	1.8	1.6
Nitori Holdings Co. Ltd. (Specialty Retail)	1.8	1.4
Daiichikosho Co. Ltd. (Media)	1.8	1.5
SRA Holdings, Inc. (Software)	1.7	1.6
Kinugawa Rubber Industrial Co. Ltd. (Auto Components)	1.7	1.5
Kuraray Co. Ltd. (Chemicals)	1.6	1.5
	18.1

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.1	21.4
Consumer Discretionary	19.6	17.6
Consumer Staples	11.6	10.2
Information Technology	9.4	11.6
Financials	9.0	12.0
Health Care	7.8	7.1
Materials	7.2	9.2
Utilities	3.6	3.8
Energy	2.0	2.1
Telecommunication Services	1.5	1.2

Fidelity® Japan Smaller Companies Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 3.4%
Bridgestone Corp.	180,000	$6,625,337
Hi-Lex Corp.	121,000	3,120,967
Kinugawa Rubber Industrial Co. Ltd.	1,369,884	9,538,369
		19,284,673
Distributors - 2.4%
Central Automotive Products Ltd.	885,000	7,376,286
Chori Co. Ltd.	406,100	5,847,603
		13,223,889
Diversified Consumer Services - 1.4%
Asante, Inc.	572,500	7,793,653
Hotels, Restaurants & Leisure - 1.8%
Koshidaka Holdings Co. Ltd.	286,600	5,635,638
St. Marc Holdings Co. Ltd.	172,400	4,663,702
		10,299,340
Media - 2.7%
Daiichikosho Co. Ltd.	237,400	9,952,227
Proto Corp.	396,600	5,201,791
		15,154,018
Specialty Retail - 6.7%
Arc Land Sakamoto Co. Ltd.	611,700	6,351,371
Asahi Co. Ltd.	687,600	10,198,667
Fuji Corp.	292,800	4,609,951
Nitori Holdings Co. Ltd.	108,100	10,055,335
VT Holdings Co. Ltd.	1,307,400	6,605,864
		37,821,188
Textiles, Apparel & Luxury Goods - 1.2%
Hagihara Industries, Inc.	276,400	6,522,883

TOTAL CONSUMER DISCRETIONARY		110,099,644

CONSUMER STAPLES - 11.6%
Food & Staples Retailing - 5.4%
Kato Sangyo	306,600	7,537,675
Mitsubishi Shokuhin Co. Ltd.	314,600	8,119,610
San-A Co. Ltd.	179,900	8,280,453
Sogo Medical Co. Ltd.	218,700	6,342,187
		30,279,925
Food Products - 5.3%
Japan Meat Co. Ltd.	307,500	3,055,304
Kotobuki Spirits Co. Ltd.	524,000	10,195,929
Rokko Butter Co. Ltd.	259,500	4,194,317
S Foods, Inc. (a)	276,300	6,577,378
Toyo Suisan Kaisha Ltd.	154,000	5,438,934
		29,461,862
Tobacco - 0.9%
Japan Tobacco, Inc.	123,300	5,037,784

TOTAL CONSUMER STAPLES		64,779,571

ENERGY - 2.0%
Energy Equipment & Services - 1.0%
Shinko Plantech Co. Ltd.	722,900	5,499,903
Oil, Gas & Consumable Fuels - 1.0%
San-Ai Oil Co. Ltd.	808,000	5,662,789

TOTAL ENERGY		11,162,692

FINANCIALS - 9.0%
Banks - 1.8%
Fukuoka Financial Group, Inc.	1,178,000	4,026,985
Shinsei Bank Ltd.	4,382,000	6,141,708
		10,168,693
Consumer Finance - 1.0%
ACOM Co. Ltd. (a)(b)	1,084,700	5,658,485
Diversified Financial Services - 2.8%
Fuyo General Lease Co. Ltd.	159,000	6,676,877
ORIX Corp.	625,300	8,844,828
		15,521,705
Insurance - 1.2%
Tokio Marine Holdings, Inc.	209,300	6,848,818
Real Estate Management & Development - 2.2%
Century21 Real Estate Japan Ltd. (c)	102,300	1,138,964
Daito Trust Construction Co. Ltd.	77,600	10,975,143
		12,114,107

TOTAL FINANCIALS		50,311,808

HEALTH CARE - 7.8%
Health Care Equipment & Supplies - 3.8%
Fukuda Denshi Co. Ltd.	122,000	6,661,174
Medikit Co. Ltd.	191,800	6,686,739
Paramount Bed Holdings Co. Ltd.	218,900	8,142,826
		21,490,739
Health Care Providers & Services - 2.9%
A/S One Corp.	235,600	8,495,273
Miraca Holdings, Inc.	177,800	7,555,991
		16,051,264
Pharmaceuticals - 1.1%
Astellas Pharma, Inc.	446,100	6,014,585

TOTAL HEALTH CARE		43,556,588

INDUSTRIALS - 23.1%
Air Freight & Logistics - 0.8%
AIT Corp.	525,400	4,343,562
Building Products - 3.8%
Bunka Shutter Co. Ltd.	695,700	5,863,826
Sekisui Jushi Corp.	558,200	7,748,341
Sinko Industries Ltd.	577,300	7,724,406
		21,336,573
Commercial Services & Supplies - 2.7%
Aeon Delight Co. Ltd.	260,000	7,178,695
ProNexus, Inc.	820,700	8,299,790
		15,478,485
Construction & Engineering - 2.4%
Hokuriku Electrical Construction Co. Ltd.	819,900	5,998,879
Toshiba Plant Systems & Services Corp.	587,900	7,270,226
		13,269,105
Electrical Equipment - 1.0%
Aichi Electric Co. Ltd.	919,000	2,777,209
Denyo Co. Ltd.	254,900	2,734,382
		5,511,591
Machinery - 2.2%
Daiwa Industries Ltd.	689,500	5,910,347
Oiles Corp.	404,580	6,560,605
		12,470,952
Professional Services - 4.1%
Funai Soken Holdings, Inc.	395,020	5,993,183
Meitec Corp.	79,100	2,743,820
Weathernews, Inc.	238,900	8,385,228
Yamada Consulting Group Co. Ltd.	186,300	5,691,556
		22,813,787
Trading Companies & Distributors - 4.8%
Inaba Denki Sangyo Co. Ltd.	182,600	5,733,416
Maruka Machinery Co. Ltd. (d)	123,800	1,461,838
Mitani Shoji Co. Ltd.	299,900	8,641,676
Yamazen Co. Ltd.	823,900	6,439,758
Yuasa Trading Co. Ltd.	215,800	4,849,628
		27,126,316
Transportation Infrastructure - 1.3%
Kamigumi Co. Ltd.	823,000	7,378,881

TOTAL INDUSTRIALS		129,729,252

INFORMATION TECHNOLOGY - 9.4%
Electronic Equipment & Components - 3.0%
Amano Corp.	663,400	10,852,731
Macnica Fuji Electronics Holdings, Inc. (b)	529,100	5,859,071
		16,711,802
IT Services - 1.1%
TKC Corp.	232,800	6,324,846
Software - 3.3%
Broadleaf Co. Ltd.	312,000	3,083,205
Oracle Corp. Japan	102,600	5,526,306
SRA Holdings, Inc.	416,500	9,667,529
		18,277,040
Technology Hardware, Storage & Peripherals - 2.0%
Elecom Co. Ltd.	677,900	11,372,865

TOTAL INFORMATION TECHNOLOGY		52,686,553

MATERIALS - 7.2%
Chemicals - 7.2%
C. Uyemura & Co. Ltd.	128,400	5,437,753
Kuraray Co. Ltd.	705,400	8,943,088
Lintec Corp.	407,700	7,815,567
Sakata INX Corp.	570,800	6,447,091
SK Kaken Co. Ltd.	81,000	6,646,175
Tokyo Ohka Kogyo Co. Ltd.	188,700	5,275,976
		40,565,650
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
KDDI Corp.	298,200	8,589,870
UTILITIES - 3.6%
Electric Utilities - 2.1%
Hokuriku Electric Power Co., Inc.	375,900	4,923,261
The Okinawa Electric Power Co., Inc.	261,250	6,676,134
		11,599,395
Gas Utilities - 1.5%
Tokyo Gas Co. Ltd.	1,936,000	8,544,876

TOTAL UTILITIES		20,144,271

TOTAL COMMON STOCKS
(Cost $458,360,235)		531,625,899

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.38% (e)	24,961,114	24,961,114
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	6,664,063	6,664,063
TOTAL MONEY MARKET FUNDS
(Cost $31,625,177)		31,625,177
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $489,985,412)		563,251,076
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,514,419)
NET ASSETS - 100%		$560,736,657

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,969
Fidelity Securities Lending Cash Central Fund	21,561
Total	$63,530

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$110,099,644	$--	$110,099,644	$--
Consumer Staples	64,779,571	--	64,779,571	--
Energy	11,162,692	--	11,162,692	--
Financials	50,311,808	--	50,311,808	--
Health Care	43,556,588	--	43,556,588	--
Industrials	129,729,252	--	129,729,252	--
Information Technology	52,686,553	--	52,686,553	--
Materials	40,565,650	--	40,565,650	--
Telecommunication Services	8,589,870	--	8,589,870	--
Utilities	20,144,271	--	20,144,271	--
Money Market Funds	31,625,177	31,625,177	--	--
Total Investments in Securities:	$563,251,076	$31,625,177	$531,625,899	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,345,054) — See accompanying schedule: Unaffiliated issuers (cost $458,360,235)	$531,625,899
Fidelity Central Funds (cost $31,625,177)	31,625,177
Total Investments (cost $489,985,412)		$563,251,076
Receivable for investments sold
Regular delivery		116,717
Delayed delivery		49,980
Receivable for fund shares sold		324,380
Dividends receivable		5,434,598
Distributions receivable from Fidelity Central Funds		9,171
Prepaid expenses		335
Other receivables		1,693
Total assets		569,187,950
Liabilities
Payable for investments purchased
Regular delivery	$5,302
Delayed delivery	5,620
Payable for fund shares redeemed	1,286,949
Accrued management fee	329,766
Other affiliated payables	109,399
Other payables and accrued expenses	50,194
Collateral on securities loaned, at value	6,664,063
Total liabilities		8,451,293
Net Assets		$560,736,657
Net Assets consist of:
Paid in capital		$510,165,410
Undistributed net investment income		3,203,195
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,196,965)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,565,017
Net Assets, for 39,785,045 shares outstanding		$560,736,657
Net Asset Value, offering price and redemption price per share ($560,736,657 ÷ 39,785,045 shares)		$14.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$6,346,938
Income from Fidelity Central Funds		63,530
Income before foreign taxes withheld		6,410,468
Less foreign taxes withheld		(634,694)
Total income		5,775,774
Expenses
Management fee	$1,837,134
Transfer agent fees	491,809
Accounting and security lending fees	135,442
Custodian fees and expenses	38,457
Independent trustees' compensation	1,138
Registration fees	16,067
Audit	34,275
Legal	620
Miscellaneous	2,614
Total expenses before reductions	2,557,556
Expense reductions	(1,854)	2,555,702
Net investment income (loss)		3,220,072
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,162,106)
Foreign currency transactions	(73,988)
Total net realized gain (loss)		(5,236,094)
Change in net unrealized appreciation (depreciation) on: Investment securities	23,148,315
Assets and liabilities in foreign currencies	316,741
Total change in net unrealized appreciation (depreciation)		23,465,056
Net gain (loss)		18,228,962
Net increase (decrease) in net assets resulting from operations		$21,449,034

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,220,072	$3,406,739
Net realized gain (loss)	(5,236,094)	(13,284,472)
Change in net unrealized appreciation (depreciation)	23,465,056	34,250,021
Net increase (decrease) in net assets resulting from operations	21,449,034	24,372,288
Distributions to shareholders from net investment income	(3,361,556)	(991,819)
Distributions to shareholders from net realized gain	(3,952,599)	(5,888,929)
Total distributions	(7,314,155)	(6,880,748)
Share transactions
Proceeds from sales of shares	86,587,581	181,245,784
Reinvestment of distributions	6,515,367	6,645,506
Cost of shares redeemed	(49,402,607)	(118,682,976)
Net increase (decrease) in net assets resulting from share transactions	43,700,341	69,208,314
Redemption fees	59,723	90,331
Total increase (decrease) in net assets	57,894,943	86,790,185
Net Assets
Beginning of period	502,841,714	416,051,529
End of period (including undistributed net investment income of $3,203,195 and undistributed net investment income of $3,344,679, respectively)	$560,736,657	$502,841,714
Other Information
Shares
Sold	6,386,820	13,218,734
Issued in reinvestment of distributions	472,128	539,846
Redeemed	(3,625,125)	(8,966,998)
Net increase (decrease)	3,233,823	4,791,582

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Smaller Companies Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.76	$13.10	$13.86	$9.12	$8.62	$8.23
Income from Investment Operations
Net investment income (loss)A	.08	.10	.09	.02	.06	.08
Net realized and unrealized gain (loss)	.45	.78	(.53)	4.91	.55	.45
Total from investment operations	.53	.88	(.44)	4.93	.61	.53
Distributions from net investment income	(.09)	(.03)	(.02)	(.07)	(.08)	(.05)
Distributions from net realized gain	(.11)	(.19)	(.31)	(.15)	(.03)	(.10)
Total distributions	(.20)	(.22)	(.33)	(.22)	(.11)	(.14)B
Redemption fees added to paid in capitalA	–C	–C	.01	.03	–C	–C
Net asset value, end of period	$14.09	$13.76	$13.10	$13.86	$9.12	$8.62
Total ReturnD,E	3.87%	6.93%	(3.16)%	55.79%	7.13%	6.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%H	.98%	1.00%	1.01%	1.05%	1.05%
Expenses net of fee waivers, if any	.97%H	.98%	1.00%	1.01%	1.05%	1.05%
Expenses net of all reductions	.97%H	.97%	1.00%	.98%	1.02%	1.01%
Net investment income (loss)	1.22%H	.77%	.70%	.18%	.67%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$560,737	$502,842	$416,052	$661,445	$237,893	$303,619
Portfolio turnover rateI	17%H	41%	112%	91%	86%	133%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.095 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$85,357,909
Gross unrealized depreciation	(19,030,743)
Net unrealized appreciation (depreciation) on securities	$66,327,166
Tax cost	$496,923,910

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(8,159,164)
Long-term	(5,622,544)
Total capital loss carryforward	$(13,781,708)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $72,867,017 and $43,044,104, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $454 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,561. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,840.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund, and Fidelity VIP Funds Manager 60% Portfolio were the owners of record of approximately 15% and 10%, respectively of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 46% of the total outstanding shares of the Fund.

Fidelity® Latin America Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Brazil	45.5%
Mexico	30.6%
United States of America*	8.4%
Chile	3.8%
Bermuda	3.7%
Panama	2.6%
United Kingdom	1.4%
Spain	1.0%
Peru	1.0%
Other	2.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Brazil	39.0%
Mexico	33.2%
Chile	12.5%
Colombia	5.6%
United States of America*	3.2%
Peru	3.0%
Panama	1.6%
Belgium	0.9%
Spain	0.7%
Other	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.6	97.2
Short-Term Investments and Net Other Assets (Liabilities)	3.4	2.8

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Holding SA (Brazil, Banks)	8.0	4.7
Grupo Financiero Banorte S.A.B. de CV Series O (Mexico, Banks)	5.0	0.0
Fomento Economico Mexicano S.A.B. de CV unit (Mexico, Beverages)	4.4	5.5
Cielo SA (Brazil, IT Services)	3.9	1.1
Credicorp Ltd. (United States) (Bermuda, Banks)	3.7	0.0
Itausa-Investimentos Itau SA (PN) (Brazil, Banks)	3.5	1.5
Kroton Educacional SA (Brazil, Diversified Consumer Services)	2.6	0.0
BB Seguridade Participacoes SA (Brazil, Insurance)	2.5	1.0
Kimberly-Clark de Mexico SA de CV Series A (Mexico, Household Products)	2.3	1.1
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.3	1.8
	38.2

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.2	26.9
Consumer Staples	16.4	28.0
Consumer Discretionary	14.5	8.1
Industrials	10.2	5.8
Health Care	6.2	1.4
Information Technology	5.9	1.1
Materials	3.6	7.8
Energy	2.3	5.0
Utilities	1.5	4.6
Telecommunication Services	0.8	8.5

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Latin America Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.6%
	Shares	Value
Argentina - 1.0%
Grupo Financiero Galicia SA sponsored ADR	180,473	$5,138,066
Bermuda - 3.7%
Credicorp Ltd. (United States)	135,801	19,748,181
Brazil - 30.5%
BB Seguridade Participacoes SA	1,513,600	13,202,879
CCR SA	2,130,502	10,022,977
Cielo SA	2,117,948	20,629,863
CVC Brasil Operadora e Agencia de Viagens SA	1,341,033	7,408,484
Equatorial Energia SA	668,406	8,267,498
Estacio Participacoes SA	2,243,220	7,742,101
Fibria Celulose SA	982,462	8,678,402
FPC Par Corretora de Seguros	1,667,889	5,601,255
Grendene SA	1,074,900	5,310,039
Hypermarcas SA	1,101,286	9,715,205
Industrias Romi SA	549,100	295,365
Kroton Educacional SA	3,718,837	13,840,551
Linx SA	338,067	4,649,435
Mills Estruturas e Servicos de Engenharia SA	2,521,458	3,086,527
Multiplus SA	580,948	6,410,402
Odontoprev SA	2,036,893	6,194,926
Qualicorp SA	2,460,713	10,660,645
Smiles SA	814,156	9,445,322
Tegma Gestao Logistica SA	2,562,627	4,276,944
Valid Solucoes SA	659,175	6,708,185

TOTAL BRAZIL		162,147,005

Chile - 3.8%
Banmedica SA	3,100,772	5,256,540
CorpBanca SA	742,999,828	6,762,263
Forus SA	1,878,297	5,668,936
Vina San Pedro SA	238,206,744	2,347,184

TOTAL CHILE		20,034,923

France - 1.0%
Edenred SA	264,421	5,213,790
Mexico - 30.6%
Banregio Grupo Financiero S.A.B. de CV	360,000	2,157,324
Compartamos S.A.B. de CV	5,797,311	11,530,835
Credito Real S.A.B. de CV	2,385,302	5,261,497
Embotelladoras Arca S.A.B. de CV	1,099,169	7,587,327
Fomento Economico Mexicano S.A.B. de CV unit	2,516,609	23,415,691
Genomma Lab Internacional SA de CV (a)(b)	9,725,099	10,683,412
Gruma S.A.B. de CV Series B	614,429	8,975,739
Grupo Aeroportuario Norte S.A.B. de CV	911,563	5,275,040
Grupo Comercial Chedraui S.A.B. de CV	355,158	1,006,560
Grupo Financiero Banorte S.A.B. de CV Series O	4,658,402	26,445,532
Grupo GICSA SA de CV (b)	5,477,756	4,304,607
Grupo Herdez S.A.B. de CV	2,034,846	4,503,837
Kimberly-Clark de Mexico SA de CV Series A	5,199,395	12,305,938
Megacable Holdings S.A.B. de CV unit	2,210,548	10,208,173
Promotora y Operadora de Infraestructura S.A.B. de CV	685,467	7,175,139
Qualitas Controladora S.A.B. de CV	4,665,846	6,270,070
Telesites S.A.B. de C.V. (b)	6,986,994	4,288,530
Tenedora Nemak SA de CV	3,169,744	4,546,985
Unifin Financiera SAPI de CV	2,278,967	6,718,486

TOTAL MEXICO		162,660,722

Panama - 2.6%
Copa Holdings SA Class A	97,338	6,205,298
Intergroup Financial Services Corp.	259,297	7,389,965

TOTAL PANAMA		13,595,263

Peru - 1.0%
Alicorp SA Class C (b)	2,843,073	5,391,229
Spain - 1.0%
Prosegur Compania de Seguridad SA (Reg.)	946,444	5,472,815
United Kingdom - 1.4%
British American Tobacco PLC (United Kingdom)	125,624	7,659,558
United States of America - 5.0%
First Cash Financial Services, Inc.	110,047	5,032,449
MercadoLibre, Inc.	46,959	5,864,710
Monsanto Co.	112,070	10,498,718
PriceSmart, Inc.	60,590	5,243,459

TOTAL UNITED STATES OF AMERICA		26,639,336

TOTAL COMMON STOCKS
(Cost $370,927,690)		433,700,888

Nonconvertible Preferred Stocks - 15.0%
Brazil - 15.0%
Alpargatas SA (PN)	2,325,383	6,254,210
Itau Unibanco Holding SA	4,473,142	42,751,231
Itausa-Investimentos Itau SA (PN)	7,391,854	18,612,621
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)	4,099,671	12,194,413
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $47,767,968)		79,812,475

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.38% (c)	15,233,830	15,233,830
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	1,908,000	1,908,000
TOTAL MONEY MARKET FUNDS
(Cost $17,141,830)		17,141,830
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $435,837,488)		530,655,193
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,322,703
NET ASSETS - 100%		$531,977,896

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,871
Fidelity Securities Lending Cash Central Fund	13,739
Total	$27,610

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$76,835,203	$76,835,203	$--	$--
Consumer Staples	88,151,727	80,492,169	7,659,558	--
Energy	12,194,413	12,194,413	--	--
Financials	186,927,261	186,927,261	--	--
Health Care	32,795,523	32,795,523	--	--
Industrials	53,732,080	53,732,080	--	--
Information Technology	31,144,008	31,144,008	--	--
Materials	19,177,120	19,177,120	--	--
Telecommunication Services	4,288,530	4,288,530	--	--
Utilities	8,267,498	8,267,498	--	--
Money Market Funds	17,141,830	17,141,830	--	--
Total Investments in Securities:	$530,655,193	$522,995,635	$7,659,558	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Latin America Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,986,076) — See accompanying schedule: Unaffiliated issuers (cost $418,695,658)	$513,513,363
Fidelity Central Funds (cost $17,141,830)	17,141,830
Total Investments (cost $435,837,488)		$530,655,193
Foreign currency held at value (cost $848,641)		845,098
Receivable for investments sold		11,521,261
Receivable for fund shares sold		886,476
Dividends receivable		2,157,717
Distributions receivable from Fidelity Central Funds		5,465
Prepaid expenses		839
Other receivables		4,697
Total assets		546,076,746
Liabilities
Payable for investments purchased	$9,981,660
Payable for fund shares redeemed	1,673,044
Accrued management fee	295,020
Distribution and service plan fees payable	10,382
Other affiliated payables	141,288
Other payables and accrued expenses	89,456
Collateral on securities loaned, at value	1,908,000
Total liabilities		14,098,850
Net Assets		$531,977,896
Net Assets consist of:
Paid in capital		$621,439,296
Undistributed net investment income		5,280,315
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(189,596,126)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,854,411
Net Assets		$531,977,896
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($15,995,909 ÷ 829,375 shares)		$19.29
Maximum offering price per share (100/94.25 of $19.29)		$20.47
Class T:
Net Asset Value and redemption price per share ($5,751,716 ÷ 297,544 shares)		$19.33
Maximum offering price per share (100/96.50 of $19.33)		$20.03
Class B:
Net Asset Value and offering price per share ($424,337 ÷ 21,533 shares)(a)		$19.71
Class C:
Net Asset Value and offering price per share ($5,785,469 ÷ 296,693 shares)(a)		$19.50
Latin America:
Net Asset Value, offering price and redemption price per share ($500,862,877 ÷ 26,047,611 shares)		$19.23
Class I:
Net Asset Value, offering price and redemption price per share ($3,157,588 ÷ 164,416 shares)		$19.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$11,941,726
Income from Fidelity Central Funds		27,610
Income before foreign taxes withheld		11,969,336
Less foreign taxes withheld		(658,372)
Total income		11,310,964
Expenses
Management fee	$1,625,345
Transfer agent fees	695,198
Distribution and service plan fees	56,456
Accounting and security lending fees	120,506
Custodian fees and expenses	201,427
Independent trustees' compensation	1,051
Registration fees	43,549
Audit	39,945
Legal	713
Interest	882
Miscellaneous	1,577
Total expenses before reductions	2,786,649
Expense reductions	(7,128)	2,779,521
Net investment income (loss)		8,531,443
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(101,386,798)
Foreign currency transactions	(358,721)
Total net realized gain (loss)		(101,745,519)
Change in net unrealized appreciation (depreciation) on: Investment securities	133,562,288
Assets and liabilities in foreign currencies	76,379
Total change in net unrealized appreciation (depreciation)		133,638,667
Net gain (loss)		31,893,148
Net increase (decrease) in net assets resulting from operations		$40,424,591

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,531,443	$10,341,112
Net realized gain (loss)	(101,745,519)	(87,419,393)
Change in net unrealized appreciation (depreciation)	133,638,667	(231,042,995)
Net increase (decrease) in net assets resulting from operations	40,424,591	(308,121,276)
Distributions to shareholders from net investment income	(10,264,003)	(12,592,762)
Distributions to shareholders from net realized gain	–	(66,395,306)
Total distributions	(10,264,003)	(78,988,068)
Share transactions - net increase (decrease)	(8,769,783)	(98,503,600)
Redemption fees	24,821	127,133
Total increase (decrease) in net assets	21,415,626	(485,485,811)
Net Assets
Beginning of period	510,562,270	996,048,081
End of period (including undistributed net investment income of $5,280,315 and undistributed net investment income of $7,012,875, respectively)	$531,977,896	$510,562,270

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.09	$30.31	$40.71	$48.95	$52.38	$57.48
Income from Investment Operations
Net investment income (loss)A	.29	.28	.49	.72	.92	1.15
Net realized and unrealized gain (loss)	1.22	(10.11)	(4.08)	(4.73)	(3.66)	(5.87)
Total from investment operations	1.51	(9.83)	(3.59)	(4.01)	(2.74)	(4.72)
Distributions from net investment income	(.31)	(.31)	(.57)	(.79)	(.70)	(.19)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.31)	(2.39)	(6.82)	(4.24)	(.70)	(.39)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.29	$18.09	$30.31	$40.71	$48.95	$52.38
Total ReturnC,D,E	8.51%	(34.60)%	(9.06)%	(8.93)%	(5.23)%	(8.26)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.42%H	1.40%	1.38%	1.37%	1.35%	1.34%
Expenses net of fee waivers, if any	1.42%H	1.40%	1.38%	1.37%	1.35%	1.34%
Expenses net of all reductions	1.42%H	1.39%	1.38%	1.35%	1.35%	1.34%
Net investment income (loss)	3.43%H	1.26%	1.52%	1.66%	1.80%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$15,996	$16,424	$34,898	$48,464	$69,654	$91,407
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.11	$30.33	$40.68	$48.88	$52.27	$57.47
Income from Investment Operations
Net investment income (loss)A	.27	.22	.40	.61	.78	.99
Net realized and unrealized gain (loss)	1.21	(10.13)	(4.08)	(4.74)	(3.65)	(5.85)
Total from investment operations	1.48	(9.91)	(3.68)	(4.13)	(2.87)	(4.86)
Distributions from net investment income	(.26)	(.23)	(.43)	(.63)	(.53)	(.15)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.26)	(2.31)	(6.68)	(4.08)	(.53)	(.35)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.33	$18.11	$30.33	$40.68	$48.88	$52.27
Total ReturnC,D,E	8.33%	(34.78)%	(9.30)%	(9.17)%	(5.49)%	(8.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.71%H	1.67%	1.65%	1.63%	1.61%	1.61%
Expenses net of fee waivers, if any	1.71%H	1.67%	1.65%	1.63%	1.61%	1.61%
Expenses net of all reductions	1.71%H	1.66%	1.65%	1.61%	1.61%	1.61%
Net investment income (loss)	3.14%H	.99%	1.25%	1.40%	1.54%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$5,752	$5,284	$9,761	$12,705	$19,334	$26,020
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.27	$30.46	$40.63	$48.72	$52.06	$57.44
Income from Investment Operations
Net investment income (loss)A	.23	.12	.25	.40	.53	.72
Net realized and unrealized gain (loss)	1.24	(10.23)	(4.08)	(4.74)	(3.63)	(5.84)
Total from investment operations	1.47	(10.11)	(3.83)	(4.34)	(3.10)	(5.12)
Distributions from net investment income	(.03)	–	(.10)	(.31)	(.25)	(.07)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.03)	(2.08)	(6.35)	(3.76)	(.25)	(.27)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.71	$18.27	$30.46	$40.63	$48.72	$52.06
Total ReturnC,D,E	8.10%	(35.09)%	(9.73)%	(9.60)%	(5.95)%	(8.94)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.17%H	2.16%	2.14%	2.12%	2.10%	2.10%
Expenses net of fee waivers, if any	2.17%H	2.15%	2.14%	2.12%	2.10%	2.10%
Expenses net of all reductions	2.17%H	2.15%	2.13%	2.10%	2.10%	2.10%
Net investment income (loss)	2.68%H	.50%	.76%	.91%	1.05%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$424	$628	$2,211	$4,764	$9,492	$14,114
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.18	$30.37	$40.59	$48.73	$52.05	$57.44
Income from Investment Operations
Net investment income (loss)A	.23	.11	.25	.40	.54	.73
Net realized and unrealized gain (loss)	1.22	(10.17)	(4.07)	(4.74)	(3.64)	(5.84)
Total from investment operations	1.45	(10.06)	(3.82)	(4.34)	(3.10)	(5.11)
Distributions from net investment income	(.13)	(.05)	(.16)	(.36)	(.23)	(.09)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.13)	(2.13)	(6.41)	(3.81)	(.23)	(.29)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.50	$18.18	$30.37	$40.59	$48.73	$52.05
Total ReturnC,D,E	8.07%	(35.08)%	(9.74)%	(9.62)%	(5.94)%	(8.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.17%H	2.15%	2.13%	2.12%	2.10%	2.08%
Expenses net of fee waivers, if any	2.17%H	2.15%	2.13%	2.12%	2.10%	2.08%
Expenses net of all reductions	2.16%H	2.15%	2.13%	2.10%	2.10%	2.08%
Net investment income (loss)	2.69%H	.51%	.77%	.91%	1.06%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$5,785	$5,394	$11,349	$15,185	$27,405	$35,203
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.08	$30.34	$40.80	$49.09	$52.48	$57.50
Income from Investment Operations
Net investment income (loss)A	.31	.34	.59	.87	1.09	1.34
Net realized and unrealized gain (loss)	1.22	(10.11)	(4.10)	(4.74)	(3.67)	(5.88)
Total from investment operations	1.53	(9.77)	(3.51)	(3.87)	(2.58)	(4.54)
Distributions from net investment income	(.38)	(.41)	(.71)	(.98)	(.82)	(.29)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.38)	(2.49)	(6.96)	(4.43)	(.82)	(.49)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.23	$18.08	$30.34	$40.80	$49.09	$52.48
Total ReturnC,D	8.67%	(34.45)%	(8.79)%	(8.63)%	(4.91)%	(7.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.17%G	1.13%	1.08%	1.04%	1.02%	1.00%
Expenses net of fee waivers, if any	1.17%G	1.12%	1.08%	1.04%	1.02%	1.00%
Expenses net of all reductions	1.17%G	1.12%	1.07%	1.03%	1.02%	1.00%
Net investment income (loss)	3.68%G	1.53%	1.83%	1.99%	2.14%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$500,863	$481,005	$933,298	$1,324,748	$2,274,601	$2,884,301
Portfolio turnover rateH	165%G	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.08	$30.35	$40.79	$49.07	$52.51	$57.49
Income from Investment Operations
Net investment income (loss)A	.31	.36	.60	.87	1.08	1.32
Net realized and unrealized gain (loss)	1.21	(10.13)	(4.07)	(4.74)	(3.67)	(5.88)
Total from investment operations	1.52	(9.77)	(3.47)	(3.87)	(2.59)	(4.56)
Distributions from net investment income	(.40)	(.42)	(.73)	(.97)	(.86)	(.23)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.40)	(2.50)	(6.98)	(4.42)	(.86)	(.43)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.20	$18.08	$30.35	$40.79	$49.07	$52.51
Total ReturnC,D	8.66%	(34.42)%	(8.69)%	(8.63)%	(4.93)%	(7.98)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.13%G	1.06%	1.04%	1.03%	1.04%	1.04%
Expenses net of fee waivers, if any	1.13%G	1.06%	1.04%	1.03%	1.04%	1.04%
Expenses net of all reductions	1.12%G	1.05%	1.04%	1.01%	1.04%	1.04%
Net investment income (loss)	3.73%G	1.60%	1.86%	2.00%	2.12%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$3,158	$1,828	$4,531	$5,131	$7,928	$9,603
Portfolio turnover rateH	165%G	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$108,291,244
Gross unrealized depreciation	(19,001,999)
Net unrealized appreciation (depreciation) on securities	$89,289,245
Tax cost	$441,365,948

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(34,655,095)
Long-term	(50,107,400)
Total capital loss carryforward	$(84,762,495)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $384,349,836 and $399,551,878, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$17,807	$–
Class T	.25%	.25%	12,316	–
Class B	.75%	.25%	2,397	1,798
Class C	.75%	.25%	23,936	1,863
			$56,456	$3,661

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,586
Class T	808
Class B(a)	36
Class C(a)	385
$3,815

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$21,549.30
Class T	8,453.34
Class B	721.30
Class C	7,142.30
Latin America	654,143.30
Class I	3,190.25
	$695,198

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,916 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,287,286.62%		$882

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $400 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,739, including $185 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,446 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,682.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$264,922	$341,444
Class T	74,433	71,167
Class B	1,059	–
Class C	37,419	18,114
Latin America	9,833,214	12,109,807
Class I	52,956	52,230
Total	$10,264,003	$12,592,762
From net realized gain
Class A	$–	$2,330,553
Class T	–	658,521
Class B	–	144,042
Class C	–	754,025
Latin America	–	62,251,897
Class I	–	256,268
Total	$–	$66,395,306

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	66,880	218,330	$1,163,572	$4,910,163
Reinvestment of distributions	14,810	103,775	256,538	2,587,573
Shares redeemed	(160,323)	(565,352)	(2,718,955)	(12,518,797)
Net increase (decrease)	(78,633)	(243,247)	$(1,298,845)	$(5,021,061)
Class T
Shares sold	31,261	29,946	$528,543	$658,518
Reinvestment of distributions	4,243	28,508	73,689	713,357
Shares redeemed	(29,741)	(88,493)	(509,091)	(1,990,592)
Net increase (decrease)	5,763	(30,039)	$93,141	$(618,717)
Class B
Shares sold	1	116	$10	$2,989
Reinvestment of distributions	59	5,261	1,009	133,376
Shares redeemed	(12,894)	(43,584)	(221,180)	(982,322)
Net increase (decrease)	(12,834)	(38,207)	$(220,161)	$(845,957)
Class C
Shares sold	46,774	48,350	$817,698	$1,099,271
Reinvestment of distributions	1,720	25,875	30,044	652,617
Shares redeemed	(48,571)	(151,109)	(821,023)	(3,411,105)
Net increase (decrease)	(77)	(76,884)	$26,719	$(1,659,217)
Latin America
Shares sold	2,247,110	2,736,036	$38,271,000	$60,647,605
Reinvestment of distributions	545,601	2,862,287	9,420,593	71,197,829
Shares redeemed	(3,343,417)	(9,758,242)	(56,149,551)	(221,025,945)
Net increase (decrease)	(550,706)	(4,159,919)	$(8,457,958)	$(89,180,511)
Class I
Shares sold	98,480	41,136	$1,665,317	$906,993
Reinvestment of distributions	2,787	11,139	48,070	276,862
Shares redeemed	(37,940)	(100,491)	(626,066)	(2,361,992)
Net increase (decrease)	63,327	(48,216)	$1,087,321	$(1,178,137)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Nordic Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Sweden	48.1%
Denmark	22.6%
Finland	11.8%
Malta	8.4%
Norway	4.1%
United States of America*	3.7%
Bermuda	1.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Sweden	50.1%
Denmark	22.6%
Finland	15.2%
Malta	6.9%
Norway	2.7%
Bermuda	1.4%
United States of America*	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.3	98.9
Short-Term Investments and Net Other Assets (Liabilities)	3.7	1.1

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
H&M Hennes & Mauritz AB (B Shares) (Sweden, Specialty Retail)	6.3	4.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	6.0	6.5
Carlsberg A/S Series B (Denmark, Beverages)	5.2	4.9
Svenska Cellulosa AB (SCA) (B Shares) (Sweden, Household Products)	5.1	5.6
Kambi Group PLC (Malta, Hotels, Restaurants & Leisure)	4.9	2.3
Eltel AB (Sweden, Construction & Engineering)	4.0	3.5
Unibet Group PLC unit (Malta, Hotels, Restaurants & Leisure)	3.5	4.6
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	3.4	4.2
Bravida AB (Sweden, Commercial Services & Supplies)	3.2	2.5
Svenska Handelsbanken AB (A Shares) (Sweden, Banks)	3.1	2.9
	44.7

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.9	19.8
Industrials	22.0	25.0
Financials	15.4	17.0
Health Care	15.3	17.4
Consumer Staples	13.4	13.8
Information Technology	4.8	1.7
Materials	1.7	4.2
Energy	0.8	0.0

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Nordic market. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Nordic Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Bermuda - 1.3%
Vostok Emerging Finance Ltd. (depository receipt) (a)	9,489,995	$1,276,291
Vostok New Ventures Ltd. SDR (a)	919,054	5,230,189

TOTAL BERMUDA		6,506,480

Denmark - 22.6%
Alm. Brand A/S	1,265,654	9,405,217
Carlsberg A/S Series B	254,900	24,824,484
DSV de Sammensluttede Vognmaend A/S	312,400	13,145,437
Jyske Bank A/S (Reg.)	49,100	2,010,171
NNIT A/S	138,748	3,778,389
Novo Nordisk A/S Series B	513,005	28,643,324
Novozymes A/S Series B	175,700	8,420,473
Scandinavian Tobacco Group A/S	445,507	7,087,315
William Demant Holding A/S (a)	106,400	10,935,151

TOTAL DENMARK		108,249,961

Finland - 11.8%
Amer Group PLC (A Shares)	345,900	10,226,600
Cramo Oyj (B Shares)	455,600	9,113,833
Olvi PLC (A Shares)	309,546	8,598,851
Raisio Group PLC (V Shares)	1,303,500	6,418,063
Vaisala Oyj	331,500	9,436,460
Valmet Corp.	1,023,285	12,830,252

TOTAL FINLAND		56,624,059

Malta - 8.4%
Kambi Group PLC (a)(b)	1,373,411	23,687,019
Unibet Group PLC unit	1,470,698	16,592,500

TOTAL MALTA		40,279,519

Norway - 4.1%
Schibsted ASA (B Shares)	291,854	8,296,898
TGS Nopec Geophysical Co. ASA	229,498	3,839,289
Zalaris ASA (A Shares) (c)	1,912,400	7,600,340

TOTAL NORWAY		19,736,527

Sweden - 48.1%
Addlife AB (a)(b)	212,912	2,691,078
AddTech AB (B Shares)	667,000	8,388,945
Bravida AB	2,264,900	15,300,615
Coor Service Management Holding AB	711,900	3,368,703
Dustin Group AB (b)	837,188	6,124,787
East Capital Explorer AB	1,420,992	10,793,979
Elekta AB (B Shares) (b)	1,438,185	10,512,669
Eltel AB	1,620,600	19,423,911
Getinge AB (B Shares)	768,300	16,245,334
H&M Hennes & Mauritz AB (B Shares)	848,651	30,171,394
Hemfosa Fastigheter AB (b)	1,366,258	14,248,779
Hemfosa Fastigheter AB rights 5/10/16 (a)(b)	1,293,658	467,173
Kungsleden AB	767,100	5,277,696
Mekonomen AB (b)	392,000	9,958,097
Nordea Bank AB	306,935	2,979,358
Pandox AB	271,300	4,604,747
Sandvik AB (b)	1,030,500	10,573,903
Svenska Cellulosa AB (SCA) (B Shares)	780,700	24,586,297
Svenska Handelsbanken AB (A Shares)	1,125,700	15,017,010
Systemair AB (b)	482,379	6,157,046
Telefonaktiebolaget LM Ericsson (B Shares)	1,684,300	13,646,892

TOTAL SWEDEN		230,538,413

TOTAL COMMON STOCKS
(Cost $413,872,258)		461,934,959

Money Market Funds - 9.9%
Fidelity Cash Central Fund, 0.38% (d)	18,873,165	18,873,165
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	28,418,850	28,418,850
TOTAL MONEY MARKET FUNDS
(Cost $47,292,015)		47,292,015
TOTAL INVESTMENT PORTFOLIO - 106.2%
(Cost $461,164,273)		509,226,974
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(29,689,287)
NET ASSETS - 100%		$479,537,687

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,490
Fidelity Securities Lending Cash Central Fund	394,995
Total	$415,485

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Zalaris ASA (A Shares)	$7,941,931	$347,140	$--	$--	$7,600,340
Total	$7,941,931	$347,140	$--	$--	$7,600,340

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$109,662,042	$109,662,042	$--	$--
Consumer Staples	64,427,695	64,427,695	--	--
Energy	3,839,289	3,839,289	--	--
Financials	73,793,178	58,776,168	15,017,010	--
Health Care	72,805,945	44,162,621	28,643,324	--
Industrials	105,902,985	105,902,985	--	--
Information Technology	23,083,352	9,436,460	13,646,892	--
Materials	8,420,473	8,420,473	--	--
Money Market Funds	47,292,015	47,292,015	--	--
Total Investments in Securities:	$509,226,974	$451,919,748	$57,307,226	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$22,585,312

See accompanying notes which are an integral part of the financial statements.

Fidelity® Nordic Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,525,562) — See accompanying schedule: Unaffiliated issuers (cost $406,504,753)	$454,334,619
Fidelity Central Funds (cost $47,292,015)	47,292,015
Other affiliated issuers (cost $7,367,505)	7,600,340
Total Investments (cost $461,164,273)		$509,226,974
Cash		249,873
Receivable for fund shares sold		417,091
Dividends receivable		758,658
Distributions receivable from Fidelity Central Funds		145,625
Prepaid expenses		451
Other receivables		3,668
Total assets		510,802,340
Liabilities
Payable for investments purchased	$672,132
Payable for fund shares redeemed	1,764,532
Accrued management fee	275,286
Other affiliated payables	93,795
Other payables and accrued expenses	40,058
Collateral on securities loaned, at value	28,418,850
Total liabilities		31,264,653
Net Assets		$479,537,687
Net Assets consist of:
Paid in capital		$451,224,244
Undistributed net investment income		4,410,827
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,163,382)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,065,998
Net Assets, for 9,834,825 shares outstanding		$479,537,687
Net Asset Value, offering price and redemption price per share ($479,537,687 ÷ 9,834,825 shares)		$48.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$7,206,373
Income from Fidelity Central Funds (including $394,995 from security lending)		415,485
Income before foreign taxes withheld		7,621,858
Less foreign taxes withheld		(1,084,011)
Total income		6,537,847
Expenses
Management fee	$1,492,823
Transfer agent fees	423,106
Accounting and security lending fees	112,596
Custodian fees and expenses	24,733
Independent trustees' compensation	905
Registration fees	13,150
Audit	58,071
Legal	525
Miscellaneous	1,234
Total expenses before reductions	2,127,143
Expense reductions	(8,333)	2,118,810
Net investment income (loss)		4,419,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,422,610
Foreign currency transactions	(19,355)
Total net realized gain (loss)		3,403,255
Change in net unrealized appreciation (depreciation) on: Investment securities	33,457,589
Assets and liabilities in foreign currencies	6,766
Total change in net unrealized appreciation (depreciation)		33,464,355
Net gain (loss)		36,867,610
Net increase (decrease) in net assets resulting from operations		$41,286,647

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,419,037	$5,506,157
Net realized gain (loss)	3,403,255	120,453
Change in net unrealized appreciation (depreciation)	33,464,355	10,093,903
Net increase (decrease) in net assets resulting from operations	41,286,647	15,720,513
Distributions to shareholders from net investment income	(5,087,442)	–
Distributions to shareholders from net realized gain	(468,224)	–
Total distributions	(5,555,666)	–
Share transactions
Proceeds from sales of shares	67,711,802	67,283,706
Reinvestment of distributions	5,260,046	–
Cost of shares redeemed	(34,905,787)	(164,909,842)
Net increase (decrease) in net assets resulting from share transactions	38,066,061	(97,626,136)
Redemption fees	14,170	50,450
Total increase (decrease) in net assets	73,811,212	(81,855,173)
Net Assets
Beginning of period	405,726,475	487,581,648
End of period (including undistributed net investment income of $4,410,827 and undistributed net investment income of $5,079,232, respectively)	$479,537,687	$405,726,475
Other Information
Shares
Sold	1,462,871	1,529,284
Issued in reinvestment of distributions	111,940	–
Redeemed	(758,154)	(3,755,142)
Net increase (decrease)	816,657	(2,225,858)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Nordic Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$44.99	$43.36	$43.91	$30.60	$29.60	$32.27
Income from Investment Operations
Net investment income (loss)A	.47	.56	.71	.90	.70B	.47
Net realized and unrealized gain (loss)	3.92	1.06	1.35	13.04	.91	(2.86)
Total from investment operations	4.39	1.62	2.06	13.94	1.61	(2.39)
Distributions from net investment income	(.57)	–	(.83)	(.63)	(.61)	(.29)
Distributions from net realized gain	(.05)	–	(1.80)	–	–	–
Total distributions	(.62)	–	(2.63)	(.63)	(.61)	(.29)
Redemption fees added to paid in capitalA	–C	.01	.02	–C	–C	.01
Net asset value, end of period	$48.76	$44.99	$43.36	$43.91	$30.60	$29.60
Total ReturnD,E	9.80%	3.76%	4.88%	46.42%	5.69%	(7.49)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	1.00%	.99%	1.04%	1.08%	1.05%
Expenses net of fee waivers, if any	.99%H	1.00%	.99%	1.04%	1.08%	1.05%
Expenses net of all reductions	.99%H	.99%	.98%	1.02%	1.04%	.99%
Net investment income (loss)	2.07%H	1.26%	1.56%	2.50%	2.40%B	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$479,538	$405,726	$487,582	$439,147	$296,951	$360,900
Portfolio turnover rateI	30%H	80%	103%	61%	193%	265%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$67,317,159
Gross unrealized depreciation	(22,095,947)
Net unrealized appreciation (depreciation) on securities	$45,221,212
Tax cost	$464,005,762

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(24,086,581)
No expiration
Short-term	(287,934)
Total capital loss carryforward	$(24,374,515)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,267,876 and $62,517,835, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $366 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,792 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $27.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,514.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Pacific Basin Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	36.6%
Australia	13.9%
Taiwan	7.7%
Hong Kong	6.0%
India	5.8%
Bermuda	4.8%
China	4.3%
United States of America*	3.7%
Indonesia	3.2%
Other	14.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	39.6%
Australia	12.3%
India	6.6%
Taiwan	5.6%
Hong Kong	4.7%
China	4.4%
Bermuda	4.3%
Cayman Islands	3.9%
United States of America*	3.6%
Other	15.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	98.8
Short-Term Investments and Net Other Assets (Liabilities)	1.2	1.2

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9	2.6
Naspers Ltd. Class N (South Africa, Media)	2.2	2.2
AIA Group Ltd. (Hong Kong, Insurance)	2.2	2.1
Commonwealth Bank of Australia (Australia, Banks)	2.1	2.0
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.8	1.9
Cheung Kong Infrastructure Holdings Ltd. (Bermuda, Electric Utilities)	1.8	1.7
KDDI Corp. (Japan, Wireless Telecommunication Services)	1.8	1.4
Kweichow Moutai Co. Ltd. (China, Beverages)	1.6	1.4
Ryman Healthcare Group Ltd. (New Zealand, Health Care Providers & Services)	1.6	1.4
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.5	1.6
	19.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	22.9
Consumer Discretionary	16.5	17.5
Health Care	15.5	15.7
Consumer Staples	11.7	11.7
Information Technology	10.0	9.0
Industrials	9.8	9.4
Telecommunication Services	4.8	4.3
Materials	3.7	3.9
Utilities	2.4	2.4
Energy	2.2	2.0

Fidelity® Pacific Basin Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 13.9%
1-Page Ltd. (a)(b)	872,167	$639,942
Aconex Ltd. (b)	1,274,474	6,482,920
Amcor Ltd. (b)	597,546	6,996,899
Ansell Ltd. (b)	303,164	4,594,079
ARB Corp. Ltd. (a)	243,082	2,979,418
Arena (REIT) unit	2,192,142	3,225,249
Asaleo Care Ltd.	3,476,847	5,207,933
Australia & New Zealand Banking Group Ltd.	517,822	9,491,644
Commonwealth Bank of Australia	240,378	13,504,980
CSL Ltd.	106,723	8,535,024
Magellan Financial Group Ltd.	251,802	4,116,339
NIB Holdings Ltd.	1,403,041	4,864,618
realestate.com.au Ltd.	123,597	4,785,308
Sydney Airport unit	1,171,376	6,065,366
Woodside Petroleum Ltd.	344,166	7,416,199

TOTAL AUSTRALIA		88,905,918

Bermuda - 4.8%
Brilliance China Automotive Holdings Ltd.	2,248,000	2,217,305
Cheung Kong Infrastructure Holdings Ltd.	1,211,000	11,428,708
Dairy Farm International Holdings Ltd.	970,900	6,699,210
Hongkong Land Holdings Ltd.	982,000	6,235,700
PAX Global Technology Ltd.	4,667,000	4,019,317

TOTAL BERMUDA		30,600,240

Cayman Islands - 2.2%
Alibaba Group Holding Ltd. sponsored ADR (b)	99,700	7,670,918
China High Precision Automation Group Ltd. (b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (b)	2,572,200	3
ENN Energy Holdings Ltd.	778,000	3,794,803
International Housewares Retail Co. Ltd.	17,378,000	2,840,259

TOTAL CAYMAN ISLANDS		14,305,985

China - 4.3%
Industrial & Commercial Bank of China Ltd. (H Shares)	13,110,000	7,019,106
Jiangsu Hengrui Medicine Co. Ltd.	1,021,496	7,365,317
Kweichow Moutai Co. Ltd.	261,750	10,156,177
Weifu High-Technology Co. Ltd. (B Shares)	1,382,213	2,922,339

TOTAL CHINA		27,462,939

Hong Kong - 6.0%
AIA Group Ltd.	2,311,200	13,831,621
China Resources Beer Holdings Co. Ltd.	1,538,000	3,379,617
Hang Seng Bank Ltd.	394,400	7,150,691
Lenovo Group Ltd.	3,310,000	2,618,514
Magnificent Hotel Investment L	90,048,000	2,224,996
Techtronic Industries Co. Ltd.	2,367,000	8,873,102

TOTAL HONG KONG		38,078,541

India - 5.8%
Asian Paints India Ltd.	433,057	5,647,464
Bharti Infratel Ltd.	1,673,826	9,448,195
Housing Development Finance Corp. Ltd.	261,834	4,290,419
Page Industries Ltd.	21,955	4,152,678
Petronet LNG Ltd.	1,712,799	6,795,706
Sun Pharmaceutical Industries Ltd.	569,005	6,949,647

TOTAL INDIA		37,284,109

Indonesia - 3.2%
PT Bank Central Asia Tbk	8,610,900	8,520,795
PT Bank Rakyat Indonesia Tbk	8,236,100	6,463,727
PT Gudang Garam Tbk	1,017,700	5,343,928

TOTAL INDONESIA		20,328,450

Israel - 1.0%
Sarine Technologies Ltd.	4,978,000	6,107,521
Japan - 36.6%
Arcland Service Co. Ltd.	219,700	6,154,505
Asahi Group Holdings	186,400	5,915,785
Astellas Pharma, Inc.	876,300	11,814,797
Broadleaf Co. Ltd.	146,951	1,452,179
Century Tokyo Leasing Corp.	91,500	3,111,276
Create SD Holdings Co. Ltd.	211,800	5,078,781
Daito Trust Construction Co. Ltd.	57,400	8,118,212
Dentsu, Inc.	91,900	4,669,348
East Japan Railway Co.	78,300	6,888,527
Fuji Heavy Industries Ltd. (c)	215,500	7,075,942
Harmonic Drive Systems, Inc. (a)	115,100	2,578,194
Hoya Corp.	209,400	8,018,821
Japan Tobacco, Inc.	233,400	9,536,243
KDDI Corp.	392,100	11,294,728
Keyence Corp.	12,300	7,372,534
Misumi Group, Inc.	300,900	4,155,362
Mitsubishi Pencil Co. Ltd.	131,500	6,263,677
Mitsui Fudosan Co. Ltd.	196,000	4,786,797
Nakanishi, Inc.	138,400	4,535,971
NGK Spark Plug Co. Ltd.	240,700	4,800,369
Nidec Corp.	87,100	6,382,171
Nihon M&A Center, Inc.	67,000	3,858,529
Nihon Parkerizing Co. Ltd.	426,800	3,764,547
Nitori Holdings Co. Ltd.	93,300	8,678,656
Open House Co. Ltd. (c)	253,900	5,397,054
ORIX Corp.	456,200	6,452,920
Pigeon Corp.	123,500	3,243,809
ProNexus, Inc.	276,400	2,795,250
Rakuten, Inc.	432,400	4,700,778
Seven Bank Ltd. (c)	1,743,900	7,410,194
SHIMANO, Inc.	27,800	3,988,506
Shionogi & Co. Ltd.	141,900	7,242,883
SK Kaken Co. Ltd.	40,000	3,282,062
SoftBank Corp.	181,300	9,748,592
Sosei Group Corp. (a)	27,300	5,610,741
Start Today Co. Ltd.	108,600	4,562,565
Sysmex Corp.	99,000	6,191,392
The Suruga Bank Ltd.	223,500	4,345,727
Toshiba Plant Systems & Services Corp.	423,100	5,232,238
VT Holdings Co. Ltd.	572,200	2,891,139
Welcia Holdings Co. Ltd.	83,200	4,394,830

TOTAL JAPAN		233,796,631

Korea (South) - 2.9%
BGFretail Co. Ltd.	30,209	4,904,422
KEPCO Plant Service & Engineering Co. Ltd.	88,695	5,845,002
LG Household & Health Care Ltd.	4,637	4,075,727
Medy-Tox, Inc.	10,750	3,969,058

TOTAL KOREA (SOUTH)		18,794,209

Malaysia - 0.4%
Bursa Malaysia Bhd	1,145,100	2,465,197
Netherlands - 0.4%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (b)(d)	600,000	2,823,889
New Zealand - 2.6%
EBOS Group Ltd.	580,263	6,466,491
Ryman Healthcare Group Ltd.	1,574,341	9,816,603

TOTAL NEW ZEALAND		16,283,094

Philippines - 1.3%
Bank of the Philippine Islands (BPI)	2,286,080	4,398,644
D&L Industries, Inc.	20,046,200	3,835,778

TOTAL PHILIPPINES		8,234,422

South Africa - 2.2%
Naspers Ltd. Class N	101,400	13,913,104
Taiwan - 7.7%
Advantech Co. Ltd.	743,000	5,244,219
CTCI Corp.	3,183,000	4,143,428
ECLAT Textile Co. Ltd.	418,000	4,768,381
eMemory Technology, Inc.	205,000	2,246,541
King Slide Works Co. Ltd.	511,000	6,050,754
Lung Yen Life Service Co. Ltd.	951,000	1,604,479
Merida Industry Co. Ltd.	674,750	2,767,680
Nien Made Enterprise Co. Ltd.	517,000	4,065,195
Taiwan Semiconductor Manufacturing Co. Ltd.	4,007,000	18,381,145

TOTAL TAIWAN		49,271,822

Thailand - 1.0%
Thai Beverage PCL	11,431,700	6,332,763
United States of America - 2.5%
China Biologic Products, Inc. (b)	34,400	4,024,800
Cognizant Technology Solutions Corp. Class A (b)	130,200	7,599,774
GI Dynamics, Inc. CDI (b)	5,561,290	67,656
ResMed, Inc. CDI	776,185	4,402,685

TOTAL UNITED STATES OF AMERICA		16,094,915

TOTAL COMMON STOCKS
(Cost $557,599,382)		631,083,749

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.38% (e)	1,886,867	1,886,867
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	8,037,345	8,037,345
TOTAL MONEY MARKET FUNDS
(Cost $9,924,212)		9,924,212
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $567,523,594)		641,007,961
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,590,741)
NET ASSETS - 100%		$638,417,220

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,823,889 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,261
Fidelity Securities Lending Cash Central Fund	223,289
Total	$236,550

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$105,636,052	$41,958,582	$63,677,470	$--
Consumer Staples	74,269,225	42,720,160	31,549,065	--
Energy	14,211,905	14,211,905	--	--
Financials	141,883,328	58,085,668	83,797,660	--
Health Care	99,605,965	56,191,360	43,414,605	--
Industrials	62,507,490	28,212,071	34,295,419	--
Information Technology	63,728,005	29,884,314	33,843,689	2
Materials	23,526,753	16,480,141	7,046,609	3
Telecommunication Services	30,491,515	9,448,195	21,043,320	--
Utilities	15,223,511	--	15,223,511	--
Money Market Funds	9,924,212	9,924,212	--	--
Total Investments in Securities:	$641,007,961	$307,116,608	$333,891,348	$5

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$156,819,925

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,532,375) — See accompanying schedule: Unaffiliated issuers (cost $557,599,382)	$631,083,749
Fidelity Central Funds (cost $9,924,212)	9,924,212
Total Investments (cost $567,523,594)		$641,007,961
Foreign currency held at value (cost $72)		72
Receivable for investments sold
Regular delivery		6,698,077
Delayed delivery		1,227,129
Receivable for fund shares sold		318,394
Dividends receivable		1,931,630
Distributions receivable from Fidelity Central Funds		33,232
Prepaid expenses		520
Other receivables		33,046
Total assets		651,250,061
Liabilities
Payable for fund shares redeemed	$4,089,685
Accrued management fee	490,771
Other affiliated payables	126,615
Other payables and accrued expenses	88,425
Collateral on securities loaned, at value	8,037,345
Total liabilities		12,832,841
Net Assets		$638,417,220
Net Assets consist of:
Paid in capital		$564,619,236
Undistributed net investment income		98,134
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		165,942
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,533,908
Net Assets, for 24,021,343 shares outstanding		$638,417,220
Net Asset Value, offering price and redemption price per share ($638,417,220 ÷ 24,021,343 shares)		$26.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$2,877,080
Special dividends		2,425,068
Income from Fidelity Central Funds		236,550
Income before foreign taxes withheld		5,538,698
Less foreign taxes withheld		(354,574)
Total income		5,184,124
Expenses
Management fee
Basic fee	$2,212,386
Performance adjustment	689,160
Transfer agent fees	601,778
Accounting and security lending fees	158,241
Custodian fees and expenses	76,723
Independent trustees' compensation	1,444
Registration fees	19,011
Audit	46,175
Legal	1,183
Miscellaneous	2,257
Total expenses before reductions	3,808,358
Expense reductions	(7,534)	3,800,824
Net investment income (loss)		1,383,300
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,558,415
Foreign currency transactions	67,700
Total net realized gain (loss)		6,626,115
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $56,311)	12,147,423
Assets and liabilities in foreign currencies	50,621
Total change in net unrealized appreciation (depreciation)		12,198,044
Net gain (loss)		18,824,159
Net increase (decrease) in net assets resulting from operations		$20,207,459

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,383,300	$9,343,644
Net realized gain (loss)	6,626,115	28,035,513
Change in net unrealized appreciation (depreciation)	12,198,044	(45,966,498)
Net increase (decrease) in net assets resulting from operations	20,207,459	(8,587,341)
Distributions to shareholders from net investment income	(8,723,132)	(4,307,962)
Distributions to shareholders from net realized gain	(22,916,295)	(38,224,213)
Total distributions	(31,639,427)	(42,532,175)
Share transactions
Proceeds from sales of shares	28,407,239	132,445,887
Reinvestment of distributions	30,030,140	40,866,947
Cost of shares redeemed	(62,639,440)	(165,448,385)
Net increase (decrease) in net assets resulting from share transactions	(4,202,061)	7,864,449
Redemption fees	18,989	85,778
Total increase (decrease) in net assets	(15,615,040)	(43,169,289)
Net Assets
Beginning of period	654,032,260	697,201,549
End of period (including undistributed net investment income of $98,134 and undistributed net investment income of $7,437,966, respectively)	$638,417,220	$654,032,260
Other Information
Shares
Sold	1,096,528	4,689,033
Issued in reinvestment of distributions	1,147,503	1,545,649
Redeemed	(2,438,149)	(6,127,983)
Net increase (decrease)	(194,118)	106,699

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Pacific Basin Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$27.01	$28.92	$31.47	$24.85	$22.96	$25.11
Income from Investment Operations
Net investment income (loss)A	.06B	.37C	.31	.12	.30	.21
Net realized and unrealized gain (loss)	.82	(.49)	1.25	7.26	1.79	(1.51)
Total from investment operations	.88	(.12)	1.56	7.38	2.09	(1.30)
Distributions from net investment income	(.36)	(.18)	(.18)	(.29)	(.12)	(.20)
Distributions from net realized gain	(.95)	(1.61)	(3.93)	(.47)	(.08)	(.66)
Total distributions	(1.31)	(1.79)	(4.11)	(.76)	(.20)	(.86)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$26.58	$27.01	$28.92	$31.47	$24.85	$22.96
Total ReturnE,F	3.35%	(.29)%	5.68%	30.58%	9.22%	(5.44)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.20%I	1.17%	1.18%	1.23%	1.28%	1.14%
Expenses net of fee waivers, if any	1.20%I	1.17%	1.18%	1.22%	1.28%	1.13%
Expenses net of all reductions	1.20%I	1.17%	1.18%	1.21%	1.26%	1.10%
Net investment income (loss)	.44%B,I	1.34%C	1.09%	.42%	1.29%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$638,417	$654,032	$697,202	$719,675	$581,254	$722,453
Portfolio turnover rateJ	30%I	36%	30%	82%	26%	59%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.33) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$121,555,219
Gross unrealized depreciation	(53,706,208)
Net unrealized appreciation (depreciation) on securities	$67,849,011
Tax cost	$573,158,950

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $95,513,066 and $129,110,419, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Pacific Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .92% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $32 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $560 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $60,345. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $223,289, including $3,990 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,202 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $2,332.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Fidelity Canada Fund
Class A	1.57%
Actual		$1,000.00	$1,066.60	$8.07
Hypothetical-C		$1,000.00	$1,017.06	$7.87
Class T	1.85%
Actual		$1,000.00	$1,064.90	$9.50
Hypothetical-C		$1,000.00	$1,015.66	$9.27
Class B	2.33%
Actual		$1,000.00	$1,062.50	$11.95
Hypothetical-C		$1,000.00	$1,013.28	$11.66
Class C	2.30%
Actual		$1,000.00	$1,062.80	$11.80
Hypothetical-C		$1,000.00	$1,013.43	$11.51
Canada	1.26%
Actual		$1,000.00	$1,068.30	$6.48
Hypothetical-C		$1,000.00	$1,018.60	$6.32
Class I	1.21%
Actual		$1,000.00	$1,068.50	$6.22
Hypothetical-C		$1,000.00	$1,018.85	$6.07
Fidelity China Region Fund
Class A	1.32%
Actual		$1,000.00	$894.30	$6.22
Hypothetical-C		$1,000.00	$1,018.30	$6.62
Class T	1.68%
Actual		$1,000.00	$892.50	$7.91
Hypothetical-C		$1,000.00	$1,016.51	$8.42
Class B	2.11%
Actual		$1,000.00	$890.50	$9.92
Hypothetical-C		$1,000.00	$1,014.37	$10.57
Class C	2.08%
Actual		$1,000.00	$891.00	$9.78
Hypothetical-C		$1,000.00	$1,014.52	$10.42
China Region	1.03%
Actual		$1,000.00	$895.50	$4.85
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Class I	1.00%
Actual		$1,000.00	$895.70	$4.71
Hypothetical-C		$1,000.00	$1,019.89	$5.02
Fidelity Emerging Asia Fund	1.14%
Actual		$1,000.00	$975.30	$5.60
Hypothetical-C		$1,000.00	$1,019.19	$5.72
Fidelity Emerging Markets Fund
Emerging Markets	1.03%
Actual		$1,000.00	$1,002.30	$5.13
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Class K	.84%
Actual		$1,000.00	$1,003.30	$4.18
Hypothetical-C		$1,000.00	$1,020.69	$4.22
Fidelity Europe Fund
Class A	1.39%
Actual		$1,000.00	$980.60	$6.84
Hypothetical-C		$1,000.00	$1,017.95	$6.97
Class T	1.70%
Actual		$1,000.00	$979.20	$8.37
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.19%
Actual		$1,000.00	$976.90	$10.76
Hypothetical-C		$1,000.00	$1,013.97	$10.97
Class C	2.18%
Actual		$1,000.00	$976.70	$10.71
Hypothetical-C		$1,000.00	$1,014.02	$10.92
Europe	1.08%
Actual		$1,000.00	$982.20	$5.32
Hypothetical-C		$1,000.00	$1,019.49	$5.42
Class I	1.02%
Actual		$1,000.00	$982.50	$5.03
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Fidelity Japan Fund
Class A	1.09%
Actual		$1,000.00	$958.90	$5.31
Hypothetical-C		$1,000.00	$1,019.44	$5.47
Class T	1.45%
Actual		$1,000.00	$956.80	$7.05
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class B	1.91%
Actual		$1,000.00	$955.20	$9.29
Hypothetical-C		$1,000.00	$1,015.37	$9.57
Class C	1.82%
Actual		$1,000.00	$955.00	$8.85
Hypothetical-C		$1,000.00	$1,015.81	$9.12
Japan	.80%
Actual		$1,000.00	$960.70	$3.90
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class I	.78%
Actual		$1,000.00	$960.30	$3.80
Hypothetical-C		$1,000.00	$1,020.98	$3.92
Fidelity Japan Smaller Companies Fund	.97%
Actual		$1,000.00	$1,038.70	$4.92
Hypothetical-C		$1,000.00	$1,020.04	$4.87
Fidelity Latin America Fund
Class A	1.42%
Actual		$1,000.00	$1,085.10	$7.36
Hypothetical-C		$1,000.00	$1,017.80	$7.12
Class T	1.71%
Actual		$1,000.00	$1,083.30	$8.86
Hypothetical-C		$1,000.00	$1,016.36	$8.57
Class B	2.17%
Actual		$1,000.00	$1,081.00	$11.23
Hypothetical-C		$1,000.00	$1,014.07	$10.87
Class C	2.17%
Actual		$1,000.00	$1,080.70	$11.23
Hypothetical-C		$1,000.00	$1,014.07	$10.87
Latin America	1.17%
Actual		$1,000.00	$1,086.70	$6.07
Hypothetical-C		$1,000.00	$1,019.05	$5.87
Class I	1.13%
Actual		$1,000.00	$1,086.60	$5.86
Hypothetical-C		$1,000.00	$1,019.24	$5.67
Fidelity Nordic Fund	.99%
Actual		$1,000.00	$1,098.00	$5.16
Hypothetical-C		$1,000.00	$1,019.94	$4.97
Fidelity Pacific Basin Fund	1.20%
Actual		$1,000.00	$1,033.50	$6.07
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Boston, MA 02210

245 Summer St.

www.fidelity.com

Corporate Headquarters

TIF-SANN-0616
1.703611.118

Fidelity® Total International Equity Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	13.7%
United Kingdom	13.5%
United States of America*	12.7%
Switzerland	7.7%
France	7.0%
Germany	3.8%
India	3.3%
Australia	3.2%
Spain	2.8%
Other	32.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	15.7%
Japan	14.0%
United States of America*	10.2%
Switzerland	8.4%
France	6.6%
Germany	3.8%
Sweden	2.9%
Australia	2.7%
India	2.6%
Other	33.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.5	99.0
Short-Term Investments and Net Other Assets (Liabilities)	1.5	1.0

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.6	2.1
Novartis AG (Switzerland, Pharmaceuticals)	1.8	2.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.5	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.2	1.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.2	1.1
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.1	1.0
CSL Ltd. (Australia, Biotechnology)	1.1	0.8
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	1.1	1.0
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.1	1.1
	14.0

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.3	22.0
Health Care	14.1	14.7
Consumer Discretionary	13.8	16.1
Consumer Staples	13.7	11.4
Information Technology	12.4	11.3
Industrials	11.3	11.1
Materials	5.2	4.9
Energy	3.6	2.9
Telecommunication Services	2.9	2.7
Utilities	2.2	1.9

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	5,400	$338,202
Grupo Financiero Galicia SA sponsored ADR	11,900	338,793

TOTAL ARGENTINA		676,995

Australia - 3.2%
Amcor Ltd. (a)	31,664	370,766
Ansell Ltd. (a)	33,670	510,228
Beacon Lighting Group Ltd.	28,000	38,747
CSL Ltd.	42,420	3,392,481
DuluxGroup Ltd.	22,765	110,780
Imdex Ltd. (a)	134,227	20,922
Macquarie Group Ltd.	9,698	468,241
RCG Corp. Ltd.	97,518	101,583
Sydney Airport unit	140,091	725,389
TFS Corp. Ltd.	64,586	76,608
Transurban Group unit	173,855	1,530,768
Westpac Banking Corp.	108,726	2,552,187

TOTAL AUSTRALIA		9,898,700

Austria - 0.5%
Andritz AG	25,972	1,454,546
Zumtobel AG	4,500	58,586

TOTAL AUSTRIA		1,513,132

Bailiwick of Jersey - 0.3%
Integrated Diagnostics Holdings PLC	14,600	67,890
Wolseley PLC	15,116	846,678

TOTAL BAILIWICK OF JERSEY		914,568

Belgium - 1.9%
Anheuser-Busch InBev SA NV	38,071	4,712,425
Gimv NV	819	45,483
KBC Ancora	4,281	151,127
KBC Groep NV	21,007	1,179,371

TOTAL BELGIUM		6,088,406

Bermuda - 0.7%
Axalta Coating Systems (a)	11,500	327,405
China Gas Holdings Ltd.	278,000	401,358
China Resource Gas Group Ltd.	142,000	401,837
Credicorp Ltd. (United States)	4,200	610,764
Markit Ltd. (a)	8,000	279,120
Vostok New Ventures Ltd. SDR (a)	13,260	75,461

TOTAL BERMUDA		2,095,945

Brazil - 1.1%
BB Seguridade Participacoes SA	55,700	485,862
Cielo SA	60,036	584,780
Kroton Educacional SA	140,300	522,160
Qualicorp SA	90,800	393,376
Smiles SA	30,300	351,521
Ultrapar Participacoes SA	25,600	539,057
Weg SA	102,500	452,410

TOTAL BRAZIL		3,329,166

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	14,800	299,700
Canada - 0.7%
Cara Operations Ltd.	4,100	106,070
Constellation Software, Inc.	100	39,080
Imperial Oil Ltd.	24,900	825,766
McCoy Global, Inc.	15,800	25,815
New Look Vision Group, Inc.	3,000	74,241
Pason Systems, Inc.	43,100	626,559
Potash Corp. of Saskatchewan, Inc.	21,900	387,487
ShawCor Ltd. Class A	1,900	51,335
Tesco Corp.	5,500	52,030

TOTAL CANADA		2,188,383

Cayman Islands - 2.5%
58.com, Inc. ADR (a)	9,700	530,105
Alibaba Group Holding Ltd. sponsored ADR (a)	21,800	1,677,292
Baidu.com, Inc. sponsored ADR (a)	5,000	971,500
ENN Energy Holdings Ltd.	62,000	302,414
Fu Shou Yuan International Group Ltd.	482,000	338,167
International Housewares Retail Co. Ltd.	300,000	49,032
New Oriental Education & Technology Group, Inc. sponsored ADR	9,900	387,684
Shenzhou International Group Holdings Ltd.	79,000	408,393
Sino Biopharmaceutical Ltd.	516,000	365,640
TAL Education Group ADR (a)	6,200	358,732
Tencent Holdings Ltd.	122,900	2,500,808
Value Partners Group Ltd.	55,000	52,500

TOTAL CAYMAN ISLANDS		7,942,267

China - 0.6%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	132,200	463,552
Inner Mongoli Yili Industries Co. Ltd.	139,000	322,699
Jiangsu Hengrui Medicine Co. Ltd.	45,830	330,449
Kweichow Moutai Co. Ltd.	10,340	401,203
Shanghai International Airport Co. Ltd.	72,800	305,974

TOTAL CHINA		1,823,877

Denmark - 1.3%
Jyske Bank A/S (Reg.)	15,654	640,880
Novo Nordisk A/S Series B sponsored ADR	60,760	3,389,800
Scandinavian Tobacco Group A/S	3,000	47,725
Spar Nord Bank A/S	11,631	94,842

TOTAL DENMARK		4,173,247

Finland - 0.5%
Sampo Oyj (A Shares)	27,653	1,207,351
Tikkurila Oyj	26,280	460,707

TOTAL FINLAND		1,668,058

France - 7.0%
Atos Origin SA	16,004	1,424,463
AXA SA	75,806	1,914,071
Bouygues SA (b)	12,277	409,363
Capgemini SA	15,802	1,475,210
Dassault Systemes SA	4,500	351,931
Elis SA	5,500	100,985
Essilor International SA	9,145	1,183,801
Havas SA	80,986	677,693
Laurent-Perrier Group SA	759	64,530
Orange SA	59,500	988,529
Renault SA	9,911	956,459
Sanofi SA	29,328	2,417,406
Societe Generale Series A	31,200	1,227,632
SR Teleperformance SA	5,700	511,700
Total SA	77,133	3,898,362
Unibail-Rodamco	5,000	1,339,709
Vetoquinol SA	1,700	70,466
VINCI SA	24,100	1,800,344
Virbac SA	730	133,157
Vivendi SA (b)	57,152	1,097,908

TOTAL FRANCE		22,043,719

Germany - 3.6%
adidas AG	2,800	361,011
alstria office REIT-AG	6,200	86,967
Axel Springer Verlag AG	9,300	519,244
BASF AG	23,970	1,980,290
Bayer AG	16,012	1,847,205
CompuGroup Medical AG	7,646	300,298
Continental AG	2,383	523,356
CTS Eventim AG	7,980	279,516
Fielmann AG	2,458	181,228
Fresenius SE & Co. KGaA	18,300	1,331,024
GEA Group AG	11,615	538,507
Nexus AG	4,000	70,077
SAP AG	37,730	2,960,335
Wirecard AG (b)	8,800	380,033

TOTAL GERMANY		11,359,091

Greece - 0.0%
Titan Cement Co. SA (Reg.)	1,844	42,065
Hong Kong - 1.4%
AIA Group Ltd.	429,800	2,572,184
Guangdong Investment Ltd.	334,000	471,629
Power Assets Holdings Ltd.	87,500	832,483
Techtronic Industries Co. Ltd.	96,500	361,747

TOTAL HONG KONG		4,238,043

India - 3.3%
Adani Ports & Special Economic Zone	130,670	468,579
Amara Raja Batteries Ltd.	25,033	360,220
Asian Paints India Ltd.	32,877	428,747
Bharti Infratel Ltd.	65,320	368,710
Colgate-Palmolive (India)	28,645	362,604
GlaxoSmithKline Consumer Healthcare Ltd. (a)	4,231	375,650
HCL Technologies Ltd.	38,811	438,384
HDFC Bank Ltd. (a)	19,066	387,551
Hindustan Unilever Ltd.	39,555	516,816
Housing Development Finance Corp. Ltd.	87,831	1,439,201
IndusInd Bank Ltd.	23,402	369,515
Infosys Ltd.	54,376	987,776
ITC Ltd.	117,362	574,129
Jyothy Laboratories Ltd.	16,417	75,232
LIC Housing Finance Ltd. (a)	52,804	367,499
Lupin Ltd.	15,964	386,269
Maruti Suzuki India Ltd. (a)	8,151	465,637
Power Grid Corp. of India Ltd.	160,535	346,564
Sun Pharmaceutical Industries Ltd.	44,169	539,466
Tata Consultancy Services Ltd.	18,951	723,371
Titan Co. Ltd.	55,471	297,207

TOTAL INDIA		10,279,127

Indonesia - 0.9%
PT ACE Hardware Indonesia Tbk	4,792,900	336,172
PT Bank Central Asia Tbk	537,100	531,480
PT Bank Rakyat Indonesia Tbk	575,000	451,263
PT Kalbe Farma Tbk	3,267,100	340,633
PT Matahari Department Store Tbk	279,100	402,100
PT Surya Citra Media Tbk	1,553,000	376,827
PT Tower Bersama Infrastructure Tbk (a)	621,800	279,357

TOTAL INDONESIA		2,717,832

Ireland - 1.6%
Allergan PLC (a)	2,200	476,432
CRH PLC sponsored ADR	59,929	1,744,533
FBD Holdings PLC	5,372	39,368
James Hardie Industries PLC:
CDI	23,978	337,833
sponsored ADR	112,225	1,573,395
Medtronic PLC	10,600	838,990

TOTAL IRELAND		5,010,551

Isle of Man - 0.3%
Playtech Ltd.	76,677	901,334
Israel - 1.1%
Azrieli Group	11,796	468,500
Check Point Software Technologies Ltd. (a)	4,000	331,480
Frutarom Industries Ltd.	6,900	353,638
Ituran Location & Control Ltd.	5,661	117,749
Strauss Group Ltd.	6,859	108,692
Teva Pharmaceutical Industries Ltd. sponsored ADR	35,509	1,933,465

TOTAL ISRAEL		3,313,524

Italy - 1.6%
Azimut Holding SpA	22,914	576,704
Banco di Desio e della Brianza SpA	19,000	53,563
Beni Stabili SpA SIIQ	190,326	141,003
Eni SpA	94,900	1,550,375
Interpump Group SpA	49,391	710,898
Intesa Sanpaolo SpA	297,500	826,991
Mediaset SpA	121,000	544,506
Telecom Italia SpA (a)	638,800	623,771

TOTAL ITALY		5,027,811

Japan - 13.7%
Aoki Super Co. Ltd.	6,000	70,898
Artnature, Inc.	12,300	101,984
Asahi Co. Ltd.	6,600	97,893
Astellas Pharma, Inc.	245,800	3,314,022
Autobacs Seven Co. Ltd.	5,800	100,069
Azbil Corp.	8,200	210,398
Broadleaf Co. Ltd.	2,700	26,682
Central Automotive Products Ltd.	8,000	66,678
Century21 Real Estate Japan Ltd. (c)	2,500	27,834
Coca-Cola Central Japan Co. Ltd.	18,700	342,601
Daiichikosho Co. Ltd.	3,300	138,342
Daikokutenbussan Co. Ltd.	5,000	224,719
DENSO Corp.	48,600	1,847,343
Dentsu, Inc.	21,800	1,107,636
East Japan Railway Co.	20,600	1,812,307
Funai Soken Holdings, Inc.	3,000	45,516
GCA Savvian Group Corp.	6,800	62,834
Glory Ltd.	3,900	127,730
Goldcrest Co. Ltd.	7,960	113,977
Hokuriku Electrical Construction Co. Ltd.	5,000	36,583
Hoya Corp.	50,700	1,941,520
Hub Co. Ltd.	2,500	40,088
Itochu Corp.	85,300	1,084,044
Iwatsuka Confectionary Co. Ltd.	800	36,244
Japan Digital Laboratory Co.	6,100	82,516
Japan Tobacco, Inc.	70,800	2,892,742
KDDI Corp.	49,800	1,434,526
Keyence Corp.	2,621	1,571,009
Kobayashi Pharmaceutical Co. Ltd.	2,000	159,305
Koshidaka Holdings Co. Ltd.	4,000	78,655
Lasertec Corp.	6,300	81,908
Makita Corp.	12,700	801,159
Medikit Co. Ltd.	2,200	76,699
Meiko Network Japan Co. Ltd.	2,700	29,778
Mitsubishi UFJ Financial Group, Inc.	357,000	1,647,489
Mitsui Fudosan Co. Ltd.	54,000	1,318,811
Nagaileben Co. Ltd.	8,600	175,497
Nakano Refrigerators Co. Ltd.	2,000	47,850
ND Software Co. Ltd.	6,000	49,390
Nihon Parkerizing Co. Ltd.	20,200	178,172
Nintendo Co. Ltd.	4,400	595,765
Nippon Prologis REIT, Inc. (c)	241	577,879
Nippon Telegraph & Telephone Corp.	41,900	1,875,039
NS Tool Co. Ltd.	3,800	63,002
OBIC Co. Ltd.	17,800	935,585
Olympus Corp.	43,600	1,698,509
ORIX Corp.	71,100	1,005,705
OSG Corp.	33,500	622,551
Paramount Bed Holdings Co. Ltd.	3,400	126,476
ProNexus, Inc.	8,000	80,904
San-Ai Oil Co. Ltd.	11,000	77,092
Seven & i Holdings Co. Ltd.	23,200	946,617
Seven Bank Ltd.	398,800	1,694,584
Shinsei Bank Ltd.	334,000	468,127
SHO-BOND Holdings Co. Ltd.	22,100	956,249
Shoei Co. Ltd.	5,800	87,794
SK Kaken Co. Ltd.	1,100	90,257
Software Service, Inc.	1,600	61,799
Sony Corp.	31,300	758,137
Sony Financial Holdings, Inc.	44,000	543,969
Sumitomo Mitsui Financial Group, Inc.	42,600	1,281,907
Techno Medica Co. Ltd.	1,800	37,734
The Monogatari Corp.	1,500	70,800
The Nippon Synthetic Chemical Industry Co. Ltd.	6,000	36,206
TKC Corp.	3,300	89,656
Tocalo Co. Ltd.	2,800	50,368
Toyota Motor Corp.	50,000	2,534,487
Tsutsumi Jewelry Co. Ltd.	2,200	45,954
USS Co. Ltd.	110,600	1,749,509
Workman Co. Ltd.	3,800	119,455
Yamada Consulting Group Co. Ltd.	2,000	61,101
Yamato Kogyo Co. Ltd.	1,700	39,907

TOTAL JAPAN		42,986,572

Kenya - 0.2%
Safaricom Ltd.	4,376,100	740,904
Korea (South) - 1.6%
AMOREPACIFIC Corp.	1,718	611,068
AMOREPACIFIC Group, Inc.	3,162	463,671
BGFretail Co. Ltd.	4,710	764,667
Coway Co. Ltd.	4,513	388,401
KT&G Corp.	5,617	603,043
Leeno Industrial, Inc.	959	35,868
LG Chemical Ltd.	2,168	562,023
LG Household & Health Care Ltd.	620	544,954
NAVER Corp.	1,801	1,064,243

TOTAL KOREA (SOUTH)		5,037,938

Luxembourg - 0.3%
Eurofins Scientific SA	1,000	371,053
RTL Group SA	6,427	534,133

TOTAL LUXEMBOURG		905,186

Mexico - 2.2%
Banregio Grupo Financiero S.A.B. de CV	64,200	384,723
Consorcio ARA S.A.B. de CV	254,355	99,793
El Puerto de Liverpool S.A.B. de CV Class C	31,300	355,796
Fomento Economico Mexicano S.A.B. de CV:
unit	71,500	665,269
sponsored ADR	7,333	683,509
Gruma S.A.B. de CV Series B	26,400	385,658
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	45,000	423,984
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	28,135	432,066
Grupo Aeroportuario Norte S.A.B. de CV	65,200	377,300
Grupo Financiero Banorte S.A.B. de CV Series O	106,900	606,866
Grupo GICSA SA de CV (a)	272,500	214,140
Infraestructura Energetica Nova S.A.B. de CV	84,400	329,807
Kimberly-Clark de Mexico SA de CV Series A	173,200	409,930
Megacable Holdings S.A.B. de CV unit	81,200	374,977
Promotora y Operadora de Infraestructura S.A.B. de CV	27,700	351,292
Tenedora Nemak SA de CV	233,700	335,242
Wal-Mart de Mexico SA de CV Series V	167,600	414,503

TOTAL MEXICO		6,844,855

Netherlands - 1.6%
Aalberts Industries NV	6,100	208,985
Heijmans NV (Certificaten Van Aandelen) (a)	4,481	42,228
ING Groep NV (Certificaten Van Aandelen)	113,576	1,390,887
Koninklijke KPN NV	150,029	589,562
Mylan N.V.	9,800	408,758
PostNL NV (a)	74,300	324,995
RELX NV	100,780	1,691,160
VastNed Retail NV	5,035	221,677

TOTAL NETHERLANDS		4,878,252

Norway - 0.0%
Kongsberg Gruppen ASA	4,500	75,449
Philippines - 0.9%
Ayala Corp.	26,950	441,766
Ayala Land, Inc.	590,400	434,939
D&L Industries, Inc.	1,653,900	316,469
GT Capital Holdings, Inc.	12,985	377,389
International Container Terminal Services, Inc.	241,940	334,349
Jollibee Food Corp.	16,980	82,887
SM Investments Corp.	20,420	409,833
SM Prime Holdings, Inc.	859,600	413,946

TOTAL PHILIPPINES		2,811,578

Russia - 0.3%
Magnit OJSC (a)	3,350	465,579
NOVATEK OAO GDR (Reg. S)	5,300	508,800

TOTAL RUSSIA		974,379

South Africa - 2.0%
Aspen Pharmacare Holdings Ltd.	23,800	560,891
Bidvest Group Ltd.	20,132	510,935
Clicks Group Ltd.	60,693	443,283
Discovery Ltd.	48,767	435,829
FirstRand Ltd.	169,400	544,427
Mondi Ltd.	21,100	405,362
Mr Price Group Ltd.	33,900	430,631
Naspers Ltd. Class N	17,300	2,373,735
Sanlam Ltd.	107,700	522,035

TOTAL SOUTH AFRICA		6,227,128

Spain - 2.8%
Amadeus IT Holding SA Class A	42,900	1,952,134
Hispania Activos Inmobiliarios SA (a)	38,400	562,815
Iberdrola SA	254,372	1,810,808
Inditex SA	91,236	2,928,810
Mediaset Espana Comunicacion SA	49,300	640,154
Merlin Properties Socimi SA	36,100	419,564
Prosegur Compania de Seguridad SA (Reg.)	106,676	616,854

TOTAL SPAIN		8,931,139

Sweden - 2.4%
ASSA ABLOY AB (B Shares)	136,700	2,866,624
Fagerhult AB	49,855	1,160,942
Intrum Justitia AB	11,563	414,978
Nordea Bank AB	138,267	1,342,131
Saab AB (B Shares)	3,000	102,622
Sandvik AB (b)	48,200	494,578
Svenska Handelsbanken AB (A Shares) (b)	87,445	1,166,530

TOTAL SWEDEN		7,548,405

Switzerland - 7.7%
Credit Suisse Group AG	48,674	740,743
Lafargeholcim Ltd. (Reg.)	13,560	686,552
Nestle SA	107,904	8,053,917
Novartis AG	72,031	5,481,722
Roche Holding AG (participation certificate)	15,701	3,972,498
Schindler Holding AG:
(participation certificate)	7,634	1,390,243
(Reg.)	2,251	413,688
Sika AG	90	383,061
Syngenta AG (Switzerland)	3,219	1,288,540
Tecan Group AG	600	83,311
UBS Group AG	22,589	390,112
Zurich Insurance Group AG	5,646	1,266,874

TOTAL SWITZERLAND		24,151,261

Taiwan - 1.6%
Addcn Technology Co. Ltd.	8,500	65,257
Advantech Co. Ltd.	48,000	338,792
ECLAT Textile Co. Ltd.	34,643	395,194
Largan Precision Co. Ltd.	5,870	412,497
Taiwan Semiconductor Manufacturing Co. Ltd.	835,035	3,830,521

TOTAL TAIWAN		5,042,261

Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	37,800	424,330
Bangkok Dusit Medical Services PCL (For. Reg.)	527,200	359,317
Thai Beverage PCL	612,400	339,248

TOTAL THAILAND		1,122,895

Turkey - 0.5%
Bim Birlesik Magazalar A/S JSC	19,000	418,299
Koc Holding A/S	83,000	433,985
Tofas Turk Otomobil Fabrikasi A/S	44,054	348,590
Tupras Turkiye Petrol Rafinelleri A/S	15,000	395,908

TOTAL TURKEY		1,596,782

United Arab Emirates - 0.1%
DP World Ltd.	20,486	387,185
United Kingdom - 13.5%
AA PLC	21,973	89,447
Alliance Pharma PLC	64,414	42,353
Associated British Foods PLC	28,900	1,293,842
AstraZeneca PLC (United Kingdom)	31,527	1,808,786
Aviva PLC	160,179	1,014,812
Babcock International Group PLC	28,323	392,115
BAE Systems PLC	249,621	1,741,520
Barclays PLC	406,095	1,019,607
Bellway PLC	6,328	226,253
Berendsen PLC	67,555	1,164,754
British American Tobacco PLC (United Kingdom)	5,700	347,541
Britvic PLC	8,417	86,581
Bunzl PLC	42,632	1,270,129
Compass Group PLC	72,807	1,296,575
Dechra Pharmaceuticals PLC	9,600	155,139
DP Poland PLC (a)	200,000	75,980
Elementis PLC	47,708	150,501
Great Portland Estates PLC	13,972	154,747
Hikma Pharmaceuticals PLC	13,118	422,449
Hilton Food Group PLC	5,400	44,422
Howden Joinery Group PLC	67,400	486,499
HSBC Holdings PLC sponsored ADR	53,617	1,787,055
Imperial Tobacco Group PLC	38,114	2,070,843
Informa PLC	223,214	2,134,646
InterContinental Hotel Group PLC ADR	69,496	2,789,569
ITE Group PLC	41,200	93,460
ITV PLC	374,619	1,232,687
JUST EAT Ltd. (a)	12,540	70,268
Lloyds Banking Group PLC	2,277,100	2,234,999
Micro Focus International PLC	36,100	806,510
National Grid PLC	115,665	1,650,378
NMC Health PLC	22,600	345,740
Prudential PLC	122,580	2,419,672
Reckitt Benckiser Group PLC	36,651	3,570,500
Rightmove PLC	7,800	439,695
Rio Tinto PLC	69,603	2,334,923
Royal Dutch Shell PLC Class B (United Kingdom)	39,530	1,037,855
Shaftesbury PLC	41,837	556,284
Spectris PLC	7,970	212,062
Spirax-Sarco Engineering PLC	5,699	284,370
Taylor Wimpey PLC	29,400	79,171
Ted Baker PLC	3,375	117,613
Topps Tiles PLC	33,400	66,371
Ultra Electronics Holdings PLC	5,901	152,269
Unite Group PLC	66,977	618,986
Vodafone Group PLC sponsored ADR	63,826	2,089,663

TOTAL UNITED KINGDOM		42,479,641

United States of America - 11.2%
A.O. Smith Corp.	4,200	324,324
Alphabet, Inc.:
Class A	2,030	1,436,996
Class C	406	281,362
Altria Group, Inc.	11,100	696,081
Amazon.com, Inc. (a)	600	395,754
Amphenol Corp. Class A	5,400	301,482
ANSYS, Inc. (a)	500	45,385
Autoliv, Inc.	13,654	1,672,205
Berkshire Hathaway, Inc. Class B (a)	9,016	1,311,648
Broadridge Financial Solutions, Inc.	1,340	80,186
Chevron Corp.	9,000	919,620
China Biologic Products, Inc. (a)	10,200	1,193,400
ConocoPhillips Co.	22,200	1,060,938
Constellation Brands, Inc. Class A (sub. vtg.)	8,300	1,295,298
Danaher Corp.	3,200	309,600
Domino's Pizza, Inc.	6,800	821,984
Ecolab, Inc.	2,800	321,944
Edgewell Personal Care Co. (a)	5,400	443,178
Energizer Holdings, Inc.	1,000	43,490
Facebook, Inc. Class A (a)	2,800	329,224
Gartner, Inc. Class A (a)	3,400	296,378
International Flavors & Fragrances, Inc.	3,100	370,357
Kennedy-Wilson Holdings, Inc.	7,773	167,975
Martin Marietta Materials, Inc.	4,970	841,073
MasterCard, Inc. Class A	26,000	2,521,740
McGraw Hill Financial, Inc.	19,800	2,115,630
MercadoLibre, Inc.	3,100	387,159
Mettler-Toledo International, Inc. (a)	1,000	357,950
Mohawk Industries, Inc. (a)	8,665	1,669,139
Molson Coors Brewing Co. Class B	14,800	1,415,324
Moody's Corp.	9,900	947,628
MSCI, Inc. Class A	12,200	926,468
NIKE, Inc. Class B	5,600	330,064
Philip Morris International, Inc.	18,500	1,815,220
PPG Industries, Inc.	2,900	320,131
PriceSmart, Inc.	8,885	768,908
ResMed, Inc.	12,720	709,776
Reynolds American, Inc.	24,900	1,235,040
Sherwin-Williams Co.	2,300	660,813
SS&C Technologies Holdings, Inc.	14,054	859,402
The Walt Disney Co.	3,000	309,780
TransDigm Group, Inc. (a)	1,500	341,805
Visa, Inc. Class A	32,877	2,539,419

TOTAL UNITED STATES OF AMERICA		35,191,278

TOTAL COMMON STOCKS
(Cost $262,015,051)		305,478,629

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.9%
Ambev SA sponsored ADR	152,100	850,239
Banco Bradesco SA (PN)	113,850	857,372
Itau Unibanco Holding SA	94,300	901,255

TOTAL BRAZIL		2,608,866

Germany - 0.2%
Sartorius AG (non-vtg.)	900	222,031
Volkswagen AG	2,990	432,927

TOTAL GERMANY		654,958

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,142,197)		3,263,824

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.38% (d)	3,860,982	3,860,982
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	3,158,800	3,158,800
TOTAL MONEY MARKET FUNDS
(Cost $7,019,782)		7,019,782
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $272,177,030)		315,762,235
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,185,787)
NET ASSETS - 100%		$313,576,448

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,565
Fidelity Securities Lending Cash Central Fund	41,244
Total	$47,809

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,289,186	$31,864,746	$12,424,440	$--
Consumer Staples	43,532,195	26,785,127	16,747,068	--
Energy	11,569,512	5,005,828	6,563,684	--
Financials	59,479,309	30,876,288	28,603,021	--
Health Care	44,295,373	22,767,675	21,527,698	--
Industrials	34,242,642	25,865,080	8,377,562	--
Information Technology	38,595,430	23,298,008	15,297,422	--
Materials	17,201,467	14,479,937	2,721,530	--
Telecommunication Services	8,990,061	3,478,634	5,511,427	--
Utilities	6,547,278	676,371	5,870,907	--
Money Market Funds	7,019,782	7,019,782	--	--
Total Investments in Securities:	$315,762,235	$192,117,476	$123,644,759	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$4,099,814
Level 2 to Level 1	$34,866,774

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,961,201) — See accompanying schedule: Unaffiliated issuers (cost $265,157,248)	$308,742,453
Fidelity Central Funds (cost $7,019,782)	7,019,782
Total Investments (cost $272,177,030)		$315,762,235
Foreign currency held at value (cost $18,143)		17,488
Receivable for investments sold		433,383
Receivable for fund shares sold		52,780
Dividends receivable		1,829,196
Distributions receivable from Fidelity Central Funds		23,163
Prepaid expenses		265
Receivable from investment adviser for expense reductions		56
Other receivables		24,958
Total assets		318,143,524
Liabilities
Payable to custodian bank	$71,380
Payable for investments purchased
Regular delivery	521,035
Delayed delivery	44,749
Payable for fund shares redeemed	436,104
Accrued management fee	199,146
Distribution and service plan fees payable	10,041
Other affiliated payables	47,252
Other payables and accrued expenses	78,569
Collateral on securities loaned, at value	3,158,800
Total liabilities		4,567,076
Net Assets		$313,576,448
Net Assets consist of:
Paid in capital		$303,103,887
Undistributed net investment income		1,912,194
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,054,648)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,615,015
Net Assets		$313,576,448
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,818,273 ÷ 1,166,002 shares)		$7.56
Maximum offering price per share (100/94.25 of $7.56)		$8.02
Class T:
Net Asset Value and redemption price per share ($13,627,834 ÷ 1,793,896 shares)		$7.60
Maximum offering price per share (100/96.50 of $7.60)		$7.88
Class B:
Net Asset Value and offering price per share ($93,240 ÷ 12,203 shares)(a)		$7.64
Class C:
Net Asset Value and offering price per share ($3,077,150 ÷ 406,220 shares)(a)		$7.58
Total International Equity:
Net Asset Value, offering price and redemption price per share ($284,995,679 ÷ 37,639,906 shares)		$7.57
Class I:
Net Asset Value, offering price and redemption price per share ($2,964,272 ÷ 393,120 shares)		$7.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$4,405,366
Income from Fidelity Central Funds		47,809
Income before foreign taxes withheld		4,453,175
Less foreign taxes withheld		(400,599)
Total income		4,052,576
Expenses
Management fee
Basic fee	$1,101,234
Performance adjustment	185,483
Transfer agent fees	204,427
Distribution and service plan fees	59,906
Accounting and security lending fees	81,700
Custodian fees and expenses	112,889
Independent trustees' compensation	693
Registration fees	33,115
Audit	63,656
Legal	868
Miscellaneous	1,090
Total expenses before reductions	1,845,061
Expense reductions	(13,581)	1,831,480
Net investment income (loss)		2,221,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,285,836)
Foreign currency transactions	74,152
Total net realized gain (loss)		(5,211,684)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $30,538)	(4,718,985)
Assets and liabilities in foreign currencies	3,044
Total change in net unrealized appreciation (depreciation)		(4,715,941)
Net gain (loss)		(9,927,625)
Net increase (decrease) in net assets resulting from operations		$(7,706,529)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,221,096	$4,170,618
Net realized gain (loss)	(5,211,684)	(5,852,740)
Change in net unrealized appreciation (depreciation)	(4,715,941)	(558,579)
Net increase (decrease) in net assets resulting from operations	(7,706,529)	(2,240,701)
Distributions to shareholders from net investment income	(3,869,339)	(5,482,469)
Distributions to shareholders from net realized gain	–	(1,726,810)
Total distributions	(3,869,339)	(7,209,279)
Share transactions - net increase (decrease)	(11,041,483)	(4,678,824)
Redemption fees	426	1,289
Total increase (decrease) in net assets	(22,616,925)	(14,127,515)
Net Assets
Beginning of period	336,193,373	350,320,888
End of period (including undistributed net investment income of $1,912,194 and undistributed net investment income of $3,560,437, respectively)	$313,576,448	$336,193,373

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.79	$8.00	$8.27	$7.31	$6.67	$7.36
Income from Investment Operations
Net investment income (loss)A	.04	.07	.13	.09	.13	.11
Net realized and unrealized gain (loss)	(.21)	(.14)	(.12)	1.24	.59	(.69)
Total from investment operations	(.17)	(.07)	.01	1.33	.72	(.58)
Distributions from net investment income	(.06)	(.10)	(.10)	(.13)	(.08)	(.09)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.06)	(.14)	(.28)	(.37)B	(.08)	(.11)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.56	$7.79	$8.00	$8.27	$7.31	$6.67
Total ReturnD,E,F	(2.18)%	(.89)%	.19%	19.00%	10.88%	(8.03)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.53%I	1.48%	1.44%	1.50%	1.57%	1.73%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.44%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.45%I	1.44%	1.44%	1.43%	1.42%	1.42%
Net investment income (loss)	1.12%I	.86%	1.63%	1.21%	1.88%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$8,818	$9,163	$9,164	$9,034	$5,767	$4,307
Portfolio turnover rateJ	43%I	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.81	$8.04	$8.32	$7.37	$6.73	$7.41
Income from Investment Operations
Net investment income (loss)A	.03	.05	.11	.07	.11	.09
Net realized and unrealized gain (loss)	(.20)	(.15)	(.12)	1.25	.59	(.68)
Total from investment operations	(.17)	(.10)	(.01)	1.32	.70	(.59)
Distributions from net investment income	(.04)	(.09)	(.09)	(.13)	(.06)	(.07)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.04)	(.13)	(.27)	(.37)B	(.06)	(.09)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.60	$7.81	$8.04	$8.32	$7.37	$6.73
Total ReturnD,E,F	(2.15)%	(1.26)%	(.06)%	18.73%	10.52%	(8.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.70%	1.68%	1.75%	1.84%	2.02%
Expenses net of fee waivers, if any	1.70%I	1.70%	1.68%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.70%I	1.69%	1.68%	1.67%	1.67%	1.67%
Net investment income (loss)	.87%I	.61%	1.38%	.96%	1.63%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$13,628	$13,962	$10,282	$7,909	$2,348	$997
Portfolio turnover rateJ	43%I	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.84	$8.05	$8.31	$7.33	$6.68	$7.37
Income from Investment Operations
Net investment income (loss)A	.01	.01	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.21)	(.14)	(.12)	1.24	.59	(.68)
Total from investment operations	(.20)	(.13)	(.05)	1.28	.67	(.63)
Distributions from net investment income	–	(.04)	(.03)	(.05)	(.02)	(.04)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	–	(.08)	(.21)	(.30)	(.02)	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$7.64	$7.84	$8.05	$8.31	$7.33	$6.68
Total ReturnC,D,E	(2.55)%	(1.62)%	(.56)%	18.05%	10.05%	(8.66)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.30%H	2.26%	2.22%	2.26%	2.34%	2.51%
Expenses net of fee waivers, if any	2.20%H	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.20%H	2.19%	2.20%	2.18%	2.17%	2.17%
Net investment income (loss)	.37%H	.11%	.87%	.46%	1.13%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$93	$120	$168	$192	$220	$254
Portfolio turnover rateI	43%H	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.77	$8.00	$8.28	$7.31	$6.67	$7.36
Income from Investment Operations
Net investment income (loss)A	.01	.01	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.20)	(.15)	(.12)	1.25	.58	(.69)
Total from investment operations	(.19)	(.14)	(.05)	1.29	.66	(.64)
Distributions from net investment income	–	(.05)	(.05)	(.08)	(.02)	(.03)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	–	(.09)	(.23)	(.32)B	(.02)	(.05)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.58	$7.77	$8.00	$8.28	$7.31	$6.67
Total ReturnD,E,F	(2.45)%	(1.73)%	(.57)%	18.30%	9.98%	(8.72)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.31%I	2.26%	2.22%	2.26%	2.31%	2.51%
Expenses net of fee waivers, if any	2.20%I	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.20%I	2.19%	2.20%	2.18%	2.17%	2.17%
Net investment income (loss)	.37%I	.11%	.87%	.46%	1.13%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$3,077	$3,311	$4,028	$3,584	$2,737	$1,396
Portfolio turnover rateJ	43%I	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.82	$8.03	$8.29	$7.32	$6.69	$7.37
Income from Investment Operations
Net investment income (loss)A	.05	.10	.16	.12	.15	.12
Net realized and unrealized gain (loss)	(.20)	(.14)	(.12)	1.24	.58	(.68)
Total from investment operations	(.15)	(.04)	.04	1.36	.73	(.56)
Distributions from net investment income	(.10)	(.13)	(.12)	(.15)	(.10)	(.10)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.10)	(.17)	(.30)	(.39)B	(.10)	(.12)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.57	$7.82	$8.03	$8.29	$7.32	$6.69
Total ReturnD,E	(2.00)%	(.51)%	.55%	19.48%	11.03%	(7.70)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.07%	1.04%	1.09%	1.16%	1.42%
Expenses net of fee waivers, if any	1.12%H	1.07%	1.04%	1.09%	1.16%	1.20%
Expenses net of all reductions	1.12%H	1.06%	1.04%	1.07%	1.13%	1.17%
Net investment income (loss)	1.46%H	1.24%	2.03%	1.57%	2.16%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$284,996	$307,035	$324,438	$324,395	$281,979	$131,338
Portfolio turnover rateI	43%H	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.78	$7.99	$8.26	$7.30	$6.67	$7.35
Income from Investment Operations
Net investment income (loss)A	.05	.09	.15	.11	.14	.12
Net realized and unrealized gain (loss)	(.20)	(.14)	(.12)	1.24	.59	(.68)
Total from investment operations	(.15)	(.05)	.03	1.35	.73	(.56)
Distributions from net investment income	(.09)	(.12)	(.12)	(.15)	(.10)	(.10)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.09)	(.16)	(.30)	(.39)B	(.10)	(.12)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.54	$7.78	$7.99	$8.26	$7.30	$6.67
Total ReturnD,E	(1.99)%	(.64)%	.37%	19.40%	11.06%	(7.72)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.17%	1.15%	1.21%	1.27%	1.48%
Expenses net of fee waivers, if any	1.20%H	1.17%	1.15%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.20%H	1.16%	1.15%	1.18%	1.17%	1.17%
Net investment income (loss)	1.37%H	1.14%	1.91%	1.46%	2.13%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,964	$2,602	$2,240	$2,372	$1,514	$197
Portfolio turnover rateI	43%H	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 56,805,584
Gross unrealized depreciation	(15,433,463)
Net unrealized appreciation (depreciation) on securities	$41,372,121
Tax cost	$274,390,114

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(13,607,298)
2019	(8,855,997)
Total with expiration	$(22,463,295)
No expiration
Short-term	(5,613,592)
Total capital loss carryforward	$(28,076,887)

Due to large subscriptions in a prior period, $22,463,295 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,742,727 and $81,527,820, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,969	$810
Class T	.25%	.25%	32,951	57
Class B	.75%	.25%	515	386
Class C	.75%	.25%	15,471	2,767
			$59,906	$4,020

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,356
Class T	488
Class B(a)	–
Class C(a)	295
$2,139

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$12,141.28
Class T	16,142.24
Class B	152.30
Class C	4,828.31
Total International Equity	168,031.12
Class I	3,133.24
	$204,427

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $330 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $282 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $41,244. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$3,471
Class T	1.70%	3,118
Class B	2.20%	49
Class C	2.20%	1,763
Class I	1.20%	563
		$8,964

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,442 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,175.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$72,361	$113,499
Class T	77,358	118,041
Class B	–	852
Class C	–	26,493
Total International Equity	3,691,251	5,189,901
Class I	28,369	33,683
Total	$3,869,339	$5,482,469
From net realized gain
Class A	$–	$45,400
Class T	–	52,463
Class B	–	832
Class C	–	19,994
Total International Equity	–	1,596,893
Class I	–	11,228
Total	$–	$1,726,810

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	125,145	302,437	$923,609	$2,413,258
Reinvestment of distributions	9,322	20,115	71,782	158,306
Shares redeemed	(145,056)	(290,995)	(1,062,034)	(2,277,557)
Net increase (decrease)	(10,589)	31,557	$(66,643)	$294,007
Class T
Shares sold	242,570	824,018	$1,805,986	$6,637,966
Reinvestment of distributions	9,988	21,537	77,308	170,355
Shares redeemed	(245,478)	(337,655)	(1,795,924)	(2,691,540)
Net increase (decrease)	7,080	507,900	$87,370	$4,116,781
Class B
Shares sold	1,079	2,293	$7,667	$19,363
Reinvestment of distributions	–	210	–	1,675
Shares redeemed	(4,239)	(7,999)	(31,696)	(62,934)
Net increase (decrease)	(3,160)	(5,496)	$(24,029)	$(41,896)
Class C
Shares sold	40,022	142,460	$294,781	$1,136,553
Reinvestment of distributions	–	4,767	–	37,661
Shares redeemed	(60,109)	(224,769)	(446,353)	(1,823,746)
Net increase (decrease)	(20,087)	(77,542)	$(151,572)	$(649,532)
Total International Equity
Shares sold	2,536,155	6,834,390	$18,902,576	$54,586,662
Reinvestment of distributions	471,692	851,193	3,632,026	6,698,889
Shares redeemed	(4,642,011)	(8,793,992)	(33,862,381)	(70,164,751)
Net increase (decrease)	(1,634,164)	(1,108,409)	$(11,327,779)	$(8,879,200)
Class I
Shares sold	102,309	149,022	$761,726	$1,222,878
Reinvestment of distributions	3,671	5,728	28,160	44,910
Shares redeemed	(47,313)	(100,501)	(348,716)	(786,772)
Net increase (decrease)	58,667	54,249	$441,170	$481,016

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 71% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.45%
Actual		$1,000.00	$978.20	$7.13
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class T	1.70%
Actual		$1,000.00	$978.50	$8.36
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.20%
Actual		$1,000.00	$974.50	$10.80
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class C	2.20%
Actual		$1,000.00	$975.50	$10.81
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Total International Equity	1.12%
Actual		$1,000.00	$980.00	$5.51
Hypothetical-C		$1,000.00	$1,019.29	$5.62
Class I	1.20%
Actual		$1,000.00	$980.10	$5.91
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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TIE-SANN-0616
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Fidelity Advisor® Total Emerging Markets Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Total Emerging Markets Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.1	2.0
Naspers Ltd. Class N (South Africa, Media)	2.0	1.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5	1.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.4	0.6
China Mobile Ltd. (Hong Kong, Wireless Telecommuncation Services)	1.2	1.1
	8.2

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	17.5
Energy	16.8	14.9
Information Technology	13.0	10.9
Consumer Discretionary	7.4	5.7
Consumer Staples	5.8	5.7

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	8.7	9.3
Cayman Islands	6.9	7.0
Brazil	6.1	5.2
Mexico	6.0	6.2
India	5.5	5.3

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks and Equity Futures	67.5%
Bonds	28.8%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

As of October 31, 2015
Stocks and Equity Futures	55.3%
Bonds	40.8%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.3%
	Shares	Value
Argentina - 0.3%
Telecom Argentina SA Class B sponsored ADR	4,334	$81,132
YPF SA Class D sponsored ADR	6,200	124,930

TOTAL ARGENTINA		206,062

Austria - 0.3%
Erste Group Bank AG	7,805	224,500
Bermuda - 1.0%
AGTech Holdings Ltd. (a)	112,000	25,952
Credicorp Ltd. (United States)	1,290	187,592
GP Investments Ltd. Class A (depositary receipt) (a)	22,922	51,253
PAX Global Technology Ltd.	115,460	99,437
Shangri-La Asia Ltd.	262,000	320,071

TOTAL BERMUDA		684,305

Brazil - 2.6%
B2W Companhia Global do Varejo (a)	32,040	127,629
BB Seguridade Participacoes SA	36,310	316,726
BR Properties SA	6,700	20,007
CCR SA	32,700	153,838
Cielo SA	25,436	247,759
Companhia de Saneamento de Minas Gerais	15,706	98,184
Cosan SA Industria e Comercio	12,521	115,917
Direcional Engenharia SA	42,000	75,104
Fibria Celulose SA	6,700	59,183
FPC Par Corretora de Seguros	33,600	112,839
Minerva SA (a)	47,700	146,599
Smiles SA	29,700	344,561

TOTAL BRAZIL		1,818,346

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	5,080	102,870
Canada - 0.6%
Goldcorp, Inc.	3,600	72,534
Pan American Silver Corp.	17,700	277,359
Torex Gold Resources, Inc. (a)	44,300	78,735

TOTAL CANADA		428,628

Cayman Islands - 6.7%
51job, Inc. sponsored ADR (a)	3,100	92,380
58.com, Inc. ADR (a)	10,050	549,233
AAC Technology Holdings, Inc.	11,000	76,351
Alibaba Group Holding Ltd. sponsored ADR (a)	12,700	977,138
Autohome, Inc. ADR Class A (a)	2,000	59,120
Bitauto Holdings Ltd. ADR (a)	6,700	167,232
BizLink Holding, Inc.	5,000	28,480
China State Construction International Holdings Ltd.	84,000	130,847
CK Hutchison Holdings Ltd.	8,770	104,921
Ctrip.com International Ltd. ADR (a)	1,400	61,054
Haitian International Holdings Ltd.	34,000	58,010
Himax Technologies, Inc. sponsored ADR	4,100	42,599
JD.com, Inc. sponsored ADR (a)	13,600	347,616
New Oriental Education & Technology Group, Inc. sponsored ADR	3,100	121,396
Sino Biopharmaceutical Ltd.	248,000	175,734
SouFun Holdings Ltd. ADR	19,000	108,110
Sunny Optical Technology Group Co. Ltd.	25,000	77,106
Tencent Holdings Ltd.	51,750	1,053,025
Uni-President China Holdings Ltd.	404,600	376,791
Vipshop Holdings Ltd. ADR (a)	12,600	171,864

TOTAL CAYMAN ISLANDS		4,779,007

Chile - 1.0%
Compania Cervecerias Unidas SA sponsored ADR	7,700	172,634
CorpBanca SA	11,730,819	106,766
Empresas CMPC SA	25,201	56,988
Enersis Chile SA	316,233	38,579
Enersis SA	352,800	60,833
Inversiones La Construccion SA	9,283	109,456
Vina Concha y Toro SA	93,580	156,841

TOTAL CHILE		702,097

China - 5.4%
Anhui Conch Cement Co. Ltd. (H Shares)	78,000	205,535
BBMG Corp. (H Shares)	224,500	164,071
China Life Insurance Co. Ltd. (H Shares)	127,034	292,630
China Longyuan Power Grid Corp. Ltd. (H Shares)	155,860	107,832
China Pacific Insurance (Group) Co. Ltd. (H Shares)	138,106	484,261
China Petroleum & Chemical Corp. (H Shares)	204,000	143,756
China Suntien Green Energy Corp. Ltd. (H Shares)	328,690	37,395
China Telecom Corp. Ltd. (H Shares)	334,449	165,574
Industrial & Commercial Bank of China Ltd. (H Shares)	1,540,660	824,871
Inner Mongoli Yili Industries Co. Ltd.	67,371	156,407
Kweichow Moutai Co. Ltd.	8,040	311,961
Maanshan Iron & Steel Ltd. (H Shares) (a)	296,000	68,021
PetroChina Co. Ltd. (H Shares)	152,000	111,208
PICC Property & Casualty Co. Ltd. (H Shares)	117,800	214,287
Qingdao Haier Co. Ltd.	185,774	239,031
Shanghai International Airport Co. Ltd.	19,900	83,638
Zhengzhou Yutong Bus Co. Ltd.	37,500	118,801
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	20,000	113,795

TOTAL CHINA		3,843,074

Colombia - 0.2%
Bancolombia SA sponsored ADR	4,155	160,757
Egypt - 0.1%
Citadel Capital Corp. (a)	141,500	23,583
Global Telecom Holding GDR (a)	17,460	28,809

TOTAL EGYPT		52,392

Greece - 0.3%
Titan Cement Co. SA (Reg.)	9,700	221,273
Hong Kong - 3.7%
AIA Group Ltd.	34,320	205,392
China Mobile Ltd.	16,610	190,696
China Mobile Ltd. sponsored ADR	12,112	696,682
China Resources Beer Holdings Co. Ltd.	104,000	228,531
China Resources Power Holdings Co. Ltd.	64,189	108,110
CNOOC Ltd.	441,000	544,777
CNOOC Ltd. sponsored ADR	44	5,431
Far East Horizon Ltd.	438,980	348,452
Sinotruk Hong Kong Ltd.	154,000	77,544
Techtronic Industries Co. Ltd.	55,000	206,177

TOTAL HONG KONG		2,611,792

India - 5.5%
Adani Ports & Special Economic Zone	46,861	168,042
Axis Bank Ltd. (a)	21,528	153,101
Bharti Infratel Ltd.	36,476	205,895
Coal India Ltd.	60,713	263,278
Edelweiss Financial Services Ltd.	75,572	66,043
Eicher Motors Ltd. (a)	468	141,156
Grasim Industries Ltd.	3,510	226,465
Housing Development Finance Corp. Ltd.	2,631	43,112
ITC Ltd.	40,866	199,914
JK Cement Ltd.	12,525	111,862
Just Dial Ltd.	4,157	52,972
Larsen & Toubro Ltd. (a)	7,910	149,399
LIC Housing Finance Ltd. (a)	18,430	128,267
Lupin Ltd.	14,104	341,264
Oil & Natural Gas Corp. Ltd.	46,067	150,666
Petronet LNG Ltd.	25,887	102,709
Phoenix Mills Ltd.	23,725	114,686
Power Grid Corp. of India Ltd.	140,906	304,189
SREI Infrastructure Finance Ltd. (a)	116,223	104,018
State Bank of India (a)	54,040	153,760
Sun Pharmaceutical Industries Ltd.	31,005	378,685
Tata Consultancy Services Ltd.	10,234	390,638

TOTAL INDIA		3,950,121

Indonesia - 0.5%
Link Net Tbk PT	86,000	27,486
PT Bank Mandiri (Persero) Tbk	176,150	128,048
PT Bank Rakyat Indonesia Tbk	207,300	162,690
PT Kalbe Farma Tbk	555,300	57,896

TOTAL INDONESIA		376,120

Israel - 0.4%
Bezeq The Israel Telecommunication Corp. Ltd.	119,655	255,229
Japan - 0.2%
Rakuten, Inc.	10,832	117,759
Korea (South) - 7.8%
AMOREPACIFIC Group, Inc.	2,000	293,277
Daou Technology, Inc.	5,064	103,430
Duk San Neolux Co. Ltd. (a)	1,826	43,352
E-Mart Co. Ltd.	1,187	190,119
EO Technics Co. Ltd.	442	43,750
Fila Korea Ltd.	2,435	221,040
Hanon Systems	11,898	106,967
Hyundai Glovis Co. Ltd.	2,043	338,813
Hyundai Industrial Development & Construction Co.	3,241	142,859
Hyundai Mobis	1,845	419,510
InterPark INT Corp.	4,011	68,444
Kakao Corp.	742	65,089
KB Financial Group, Inc.	9,312	283,360
KEPCO Plant Service & Engineering Co. Ltd.	1,426	93,973
Korea Electric Power Corp.	3,805	205,551
Korean Reinsurance Co.	21,509	249,695
KT Corp.	2,253	60,021
KT Corp. sponsored ADR	3,052	41,538
LG Chemical Ltd.	1,202	311,601
NAVER Corp.	171	101,047
NCSOFT Corp.	726	145,114
Samsung Electronics Co. Ltd.	648	704,179
Samsung Fire & Marine Insurance Co. Ltd.	568	146,007
Samsung SDI Co. Ltd.	1,310	130,351
Shinhan Financial Group Co. Ltd.	14,142	515,690
SK Hynix, Inc.	16,437	403,868
SK Telecom Co. Ltd. sponsored ADR	4,250	85,000
Viatron Technologies, Inc.	2,018	50,552

TOTAL KOREA (SOUTH)		5,564,197

Malaysia - 0.3%
Tenaga Nasional Bhd	53,179	195,482
Mauritius - 0.1%
MakeMyTrip Ltd. (a)	3,100	56,916
Mexico - 3.8%
America Movil S.A.B. de CV Series L sponsored ADR	17,863	252,940
Banregio Grupo Financiero S.A.B. de CV	9,480	56,810
CEMEX S.A.B. de CV sponsored ADR	15,288	113,896
El Puerto de Liverpool S.A.B. de CV Class C	19,700	223,935
Fibra Uno Administracion SA de CV	119,360	284,167
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	17,100	161,114
Grupo Comercial Chedraui S.A.B. de CV	44,076	124,917
Grupo Financiero Banorte S.A.B. de CV Series O	117,969	669,705
Infraestructura Energetica Nova S.A.B. de CV	14,000	54,707
Macquarie Mexican (REIT)	252,670	347,768
Promotora y Operadora de Infraestructura S.A.B. de CV	6,200	78,629
Tenedora Nemak SA de CV	64,900	93,099
Wal-Mart de Mexico SA de CV Series V	94,100	232,725

TOTAL MEXICO		2,694,412

Netherlands - 0.7%
Cnova NV (a)	5,550	19,425
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(b)	15,500	72,950
Yandex NV (a)	19,517	399,513

TOTAL NETHERLANDS		491,888

Nigeria - 0.2%
Guaranty Trust Bank PLC GDR (Reg. S)	11,980	41,930
Transnational Corp. of Nigeria PLC	3,901,713	19,412
Zenith Bank PLC	1,851,312	118,155

TOTAL NIGERIA		179,497

Pakistan - 0.2%
Habib Bank Ltd.	96,700	174,336
Panama - 0.2%
Copa Holdings SA Class A	2,200	140,250
Philippines - 0.9%
Alliance Global Group, Inc.	547,150	168,676
Metro Pacific Investments Corp.	459,100	56,613
Metropolitan Bank & Trust Co.	124,721	215,448
Robinsons Land Corp.	363,980	209,713

TOTAL PHILIPPINES		650,450

Romania - 0.1%
Banca Transilvania SA	89,698	61,556
Russia - 3.4%
E.ON Russia JSC (a)	1,584,700	64,565
Lukoil PJSC sponsored ADR	13,700	580,675
Magnit OJSC GDR (Reg. S)	5,500	190,300
MMC Norilsk Nickel PJSC sponsored ADR	19,900	293,525
Mobile TeleSystems OJSC (a)	33,812	132,204
Mobile TeleSystems OJSC sponsored ADR	1,940	17,964
NOVATEK OAO GDR (Reg. S)	3,000	288,000
Rosneft Oil Co. OJSC (a)	55,500	300,753
Sberbank of Russia (a)	67,580	129,019
Sberbank of Russia sponsored ADR	39,884	319,710
Sistema JSFC (a)	240,200	72,128
Sistema JSFC sponsored GDR	2,860	21,021

TOTAL RUSSIA		2,409,864

Singapore - 0.7%
Ascendas Real Estate Investment Trust	135,310	247,509
CapitaMall Trust	54,800	84,348
First Resources Ltd.	103,200	146,184

TOTAL SINGAPORE		478,041

South Africa - 4.2%
Alexander Forbes Group Holdings Ltd. (c)	126,689	63,900
Aspen Pharmacare Holdings Ltd.	7,141	168,291
Barclays Africa Group Ltd. (d)	25,640	259,908
Bidvest Group Ltd.	8,056	204,455
Imperial Holdings Ltd.	18,800	196,819
JSE Ltd.	6,910	80,098
Life Healthcare Group Holdings Ltd.	53,600	140,785
Naspers Ltd. Class N	10,554	1,448,115
Nedbank Group Ltd.	8,080	103,361
Sasol Ltd.	4,000	130,841
Shoprite Holdings Ltd. (c)	9,551	114,885
Telkom SA Ltd.	23,762	94,612

TOTAL SOUTH AFRICA		3,006,070

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	25,681	176,475
Taiwan - 4.4%
Advanced Semiconductor Engineering, Inc.	98,000	94,153
Advantech Co. Ltd.	25,000	176,454
Boardtek Electronics Corp.	36,000	51,710
Catcher Technology Co. Ltd.	13,000	91,354
E.SUN Financial Holdings Co. Ltd.	252,546	139,943
Hermes Microvision, Inc.	1,000	30,802
Hon Hai Precision Industry Co. Ltd. (Foxconn)	29,555	70,541
HTC Corp.	22,000	56,119
Inotera Memories, Inc. (a)	29,000	26,304
King's Town Bank	96,600	67,285
Kingpak Technology, Inc. (a)	5,000	48,757
Largan Precision Co. Ltd.	1,833	128,809
MediaTek, Inc.	5,000	35,600
Siliconware Precision Industries Co. Ltd.	25,000	36,958
Taiwan Cement Corp.	270,000	274,990
Taiwan Fertilizer Co. Ltd.	44,000	59,728
Taiwan Semiconductor Manufacturing Co. Ltd.	324,000	1,486,264
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,642	38,735
Universal Cement Corp.	66,654	42,609
Vanguard International Semiconductor Corp.	38,000	58,171
Wistron NeWeb Corp.	19,000	49,407
Yuanta Financial Holding Co. Ltd.	247,231	81,510

TOTAL TAIWAN		3,146,203

Thailand - 1.8%
Advanced Info Service PCL (For. Reg.)	12,640	56,467
Airports of Thailand PCL (For. Reg.)	14,500	162,772
Intouch Holdings PCL NVDR	30,250	45,696
Jasmine Broadband Internet Infrastructure Fund	223,390	60,134
Kasikornbank PCL (For. Reg.)	74,080	354,277
PTT Global Chemical PCL (For. Reg.)	50,600	90,564
PTT PCL (For. Reg.)	25,700	223,734
Star Petroleum Refining PCL	253,300	79,791
Thai Union Frozen Products PCL (For. Reg.)	321,800	190,758

TOTAL THAILAND		1,264,193

Turkey - 0.9%
Aselsan A/S	14,000	99,871
Enka Insaat ve Sanayi A/S	46,000	79,900
Tupras Turkiye Petrol Rafinelleri A/S	7,900	208,511
Turkiye Garanti Bankasi A/S	53,674	165,220
Turkiye Halk Bankasi A/S	25,980	99,816

TOTAL TURKEY		653,318

United Arab Emirates - 0.7%
DP World Ltd.	7,270	137,403
Emaar Properties PJSC	95,651	177,088
First Gulf Bank PJSC	53,346	188,089

TOTAL UNITED ARAB EMIRATES		502,580

United Kingdom - 0.3%
Fresnillo PLC	10,600	172,384
HSBC Holdings PLC (Hong Kong)	10,995	73,189

TOTAL UNITED KINGDOM		245,573

United States of America - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	2,420	141,255
First Cash Financial Services, Inc.	2,549	116,566
Micron Technology, Inc. (a)	8,700	93,525

TOTAL UNITED STATES OF AMERICA		351,346

TOTAL COMMON STOCKS
(Cost $40,006,021)		42,976,979

Nonconvertible Preferred Stocks - 4.0%
Brazil - 3.1%
Ambev SA sponsored ADR	100,500	561,795
Banco do Estado Rio Grande do Sul SA	25,820	63,888
Companhia Paranaense de Energia-Copel:
(PN-B)	615	5,062
(PN-B) sponsored ADR	13,122	108,519
Itau Unibanco Holding SA sponsored ADR	67,638	644,590
Metalurgica Gerdau SA (PN)	100,570	85,094
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	44,106	260,225
Telefonica Brasil SA	9,537	117,464
Vale SA (PN-A) sponsored ADR	74,300	337,322

TOTAL BRAZIL		2,183,959

Korea (South) - 0.9%
Hyundai Motor Co. Series 2	3,119	271,969
Samsung Electronics Co. Ltd.	295	268,562
Samsung Fire & Marine Insurance Co. Ltd.	717	117,343

TOTAL KOREA (SOUTH)		657,874

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,875,342)		2,841,833
	Principal Amount	Value

Nonconvertible Bonds - 14.6%
Azerbaijan - 1.3%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)	200,000	188,600
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	200,000	205,550
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	325,000	292,050
6.95% 3/18/30 (Reg. S)	275,000	261,938

TOTAL AZERBAIJAN		948,138

Canada - 0.0%
Pacific Rubiales Energy Corp. 5.125% 3/28/23 (b)(e)	100,000	14,750
Colombia - 0.1%
Ecopetrol SA 7.375% 9/18/43	100,000	92,813
Georgia - 0.7%
Georgian Oil & Gas Corp.:
6.75% 4/26/21 (b)	250,000	251,300
6.875% 5/16/17 (b)	250,000	251,855

TOTAL GEORGIA		503,155

Indonesia - 2.2%
PT Pertamina Persero:
4.875% 5/3/22 (b)	275,000	283,452
5.25% 5/23/21 (b)	200,000	210,232
5.625% 5/20/43 (b)	200,000	184,581
6% 5/3/42 (b)	400,000	383,910
6.5% 5/27/41 (b)	475,000	484,377

TOTAL INDONESIA		1,546,552

Ireland - 0.2%
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (b)	100,000	104,625
Kazakhstan - 0.9%
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)	400,000	334,024
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (b)	300,000	328,500

TOTAL KAZAKHSTAN		662,524

Luxembourg - 2.0%
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	200,000	198,030
5.375% 1/27/21	530,000	471,038
8.375% 12/10/18	300,000	309,000
RSHB Capital SA 5.1% 7/25/18 (b)	400,000	411,280

TOTAL LUXEMBOURG		1,389,348

Mexico - 2.2%
Pemex Project Funding Master Trust 6.625% 6/15/35	350,000	355,250
Petroleos Mexicanos:
6.5% 6/2/41	425,000	424,150
6.625% (b)(f)	850,000	809,625

TOTAL MEXICO		1,589,025

Netherlands - 0.7%
Petrobras Global Finance BV:
6.85% 6/5/2115	215,000	159,100
7.25% 3/17/44	400,000	324,000

TOTAL NETHERLANDS		483,100

South Africa - 0.4%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)	300,000	282,375
Trinidad & Tobago - 0.8%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)	262,708	246,158
9.75% 8/14/19 (b)	300,000	312,900

TOTAL TRINIDAD & TOBAGO		559,058

Turkey - 0.3%
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)	200,000	199,498
United Arab Emirates - 0.1%
DP World Ltd. 6.85% 7/2/37 (Reg. S)	100,000	103,686
United Kingdom - 0.8%
Biz Finance PLC 9.625% 4/27/22 (b)	600,000	555,120
Venezuela - 1.9%
Petroleos de Venezuela SA:
5.25% 4/12/17	300,000	164,250
5.5% 4/12/37	500,000	176,200
6% 11/15/26 (Reg. S)	1,200,000	410,280
8.5% 11/2/17 (b)	166,667	97,500
9% 11/17/21 (Reg. S)	550,000	216,425
12.75% 2/17/22 (b)	600,000	279,000

TOTAL VENEZUELA		1,343,655

TOTAL NONCONVERTIBLE BONDS
(Cost $11,036,167)		10,377,422

Government Obligations - 14.6%
Angola - 0.3%
Angola Republic 9.5% 11/12/25 (b)	200,000	195,260
Argentina - 1.4%
Argentine Republic:
6.25% 4/22/19 (b)	150,000	155,550
6.875% 4/22/21 (b)	170,000	175,100
7.5% 4/22/26 (b)	185,000	187,775
7.625% 4/22/46 (b)	150,000	147,525
8.28% 12/31/33	315,459	330,443

TOTAL ARGENTINA		996,393

Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (b)	325,000	324,220
Barbados - 0.3%
Barbados Government 7% 8/4/22 (b)	250,000	245,750
Brazil - 0.4%
Brazilian Federative Republic:
5% 1/27/45	200,000	161,500
12.25% 3/6/30	100,000	155,500

TOTAL BRAZIL		317,000

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)	200,000	195,760
Colombia - 0.6%
Colombian Republic:
6.125% 1/18/41	100,000	107,250
7.375% 9/18/37	250,000	301,875

TOTAL COLOMBIA		409,125

Congo - 0.3%
Congo Republic 4% 6/30/29 (g)	292,600	209,958
Costa Rica - 0.5%
Costa Rican Republic:
4.375% 4/30/25 (b)	225,000	200,250
7.158% 3/12/45 (b)	200,000	186,500

TOTAL COSTA RICA		386,750

Croatia - 0.7%
Croatia Republic 6% 1/26/24 (b)	450,000	492,188
Dominican Republic - 0.6%
Dominican Republic 6.6% 1/28/24 (b)	375,000	401,250
Ecuador - 0.2%
Ecuador Republic 7.95% 6/20/24 (b)	200,000	173,500
El Salvador - 0.2%
El Salvador Republic 7.625% 2/1/41 (b)	150,000	131,625
Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)	200,000	181,500
Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (b)	200,000	174,724
Ghana - 0.5%
Ghana Republic:
7.875% 8/7/23 (Reg.S)	200,000	159,540
10.75% 10/14/30 (b)	200,000	196,760

TOTAL GHANA		356,300

Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	250,000	177,525
Ivory Coast - 0.3%
Ivory Coast 5.375% 7/23/24 (b)	200,000	184,500
Jamaica - 0.2%
Jamaican Government 8% 6/24/19	150,000	163,313
Jordan - 0.3%
Jordanian Kingdom 6.125% 1/29/26 (b)	200,000	211,250
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)	200,000	188,020
Lebanon - 0.2%
Lebanese Republic 6.1% 10/4/22	150,000	148,782
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)	200,000	157,796
Mozambique - 0.2%
Mozambique Republic 10.5% 1/18/23 (b)	200,000	163,000
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (b)	200,000	209,715
Russia - 1.7%
Russian Federation:
5% 4/29/20 (b)	225,000	237,915
5.625% 4/4/42 (b)	200,000	210,354
12.75% 6/24/28 (Reg. S)	425,000	730,159

TOTAL RUSSIA		1,178,428

Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (b)	200,000	217,040
Tanzania - 0.2%
United Republic of Tanzania 6.8921% 3/9/20 (h)	177,778	180,445
Turkey - 1.0%
Turkish Republic:
6.875% 3/17/36	100,000	119,125
7% 6/5/20	250,000	284,243
11.875% 1/15/30	165,000	284,460

TOTAL TURKEY		687,828

Ukraine - 0.2%
Ukraine Government 0% 5/31/40 (b)(h)	430,000	134,285
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.29% to 0.32% 5/19/16 to 6/23/16 (i)	280,000	279,951
Venezuela - 1.1%
Venezuelan Republic:
7% 3/31/38	650,000	232,375
9% 5/7/23 (Reg. S)	300,000	114,375
9.25% 9/15/27	650,000	277,063
12.75% 8/23/22	325,000	150,719

TOTAL VENEZUELA		774,532

Zambia - 0.2%
Republic of Zambia 8.97% 7/30/27 (b)	200,000	165,000
TOTAL GOVERNMENT OBLIGATIONS
(Cost $10,810,800)		10,412,713

Preferred Securities - 0.3%
Cayman Islands - 0.2%
Banco Do Brasil SA 9% (b)(f)(h)	200,000	150,139
Colombia - 0.1%
Colombia Telecomunicacines SA 8.5% (b)(f)(h)	100,000	89,739
TOTAL PREFERRED SECURITIES
(Cost $228,131)		239,878
	Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.38% (j)
(Cost $4,255,911)	4,255,911	4,255,911
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $69,212,372)		71,104,736
NET OTHER ASSETS (LIABILITIES) - 0.2%		139,079
NET ASSETS - 100%		$71,243,815

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
54 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	2,263,680	$(20,655)

The face value of futures purchased as a percentage of Net Assets is 3.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,146,512.

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,030,258 or 16.9% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,976.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,649
Total	$3,649

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,258,501	$4,614,494	$644,007	$--
Consumer Staples	3,794,638	3,189,316	605,322	--
Energy	3,672,597	2,704,620	967,977	--
Financials	12,054,266	8,140,422	3,913,844	--
Health Care	1,262,655	1,086,921	175,734	--
Industrials	3,229,566	2,744,449	485,117	--
Information Technology	9,198,494	6,249,248	2,949,246	--
Materials	3,367,091	2,481,726	885,365	--
Telecommunication Services	2,648,558	2,100,063	548,495	--
Utilities	1,332,446	910,953	421,493	--
Corporate Bonds	10,377,422	--	10,377,422	--
Government Obligations	10,412,713	--	10,412,713	--
Preferred Securities	239,878	--	239,878	--
Money Market Funds	4,255,911	4,255,911	--	--
Total Investments in Securities:	$71,104,736	$38,478,123	$32,626,613	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(20,655)	$(20,655)	$--	$--
Total Liabilities	$(20,655)	$(20,655)	$--	$--
Total Derivative Instruments:	$(20,655)	$(20,655)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$162,341
Level 2 to Level 1	$5,630,433

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(20,655)
Total Equity Risk	0	(20,655)
Total Value of Derivatives	$0	$(20,655)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

BBB	6.6%
BB	8.2%
B	8.4%
CCC,CC,C	3.8%
Not Rated	2.1%
Equities	64.3%
Short-Term Investments and Net Other Assets	6.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $64,956,461)	$66,848,825
Fidelity Central Funds (cost $4,255,911)	4,255,911
Total Investments (cost $69,212,372)		$71,104,736
Cash		96,849
Foreign currency held at value (cost $84,060)		84,095
Receivable for investments sold
Regular delivery		196,038
Delayed delivery		5,021
Receivable for fund shares sold		584,193
Dividends receivable		41,415
Interest receivable		448,185
Distributions receivable from Fidelity Central Funds		735
Prepaid expenses		57
Receivable from investment adviser for expense reductions		24,578
Other receivables		85,356
Total assets		72,671,258
Liabilities
Payable for investments purchased
Regular delivery	$1,039,039
Delayed delivery	31,664
Payable for fund shares redeemed	182,047
Accrued management fee	44,979
Distribution and service plan fees payable	9,024
Payable for daily variation margin for derivative instruments	12,354
Other affiliated payables	17,432
Other payables and accrued expenses	90,904
Total liabilities		1,427,443
Net Assets		$71,243,815
Net Assets consist of:
Paid in capital		$72,223,458
Undistributed net investment income		796,595
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,645,165)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,868,927
Net Assets		$71,243,815
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,739,977 ÷ 946,836 shares)		$10.29
Maximum offering price per share (100/94.25 of $10.29)		$10.92
Class T:
Net Asset Value and redemption price per share ($2,602,344 ÷ 252,697 shares)		$10.30
Maximum offering price per share (100/96.50 of $10.30)		$10.67
Class C:
Net Asset Value and offering price per share ($7,363,066 ÷ 717,907 shares)(a)		$10.26
Total Emerging Markets:
Net Asset Value, offering price and redemption price per share ($47,144,250 ÷ 4,583,390 shares)		$10.29
Class I:
Net Asset Value, offering price and redemption price per share ($4,394,178 ÷ 427,606 shares)		$10.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$389,416
Interest		1,118,515
Income from Fidelity Central Funds		3,649
Income before foreign taxes withheld		1,511,580
Less foreign taxes withheld		(41,195)
Total income		1,470,385
Expenses
Management fee	$257,316
Transfer agent fees	89,622
Distribution and service plan fees	53,784
Accounting fees and expenses	16,678
Custodian fees and expenses	115,562
Independent trustees' compensation	139
Registration fees	30,565
Audit	58,674
Legal	74
Miscellaneous	1,246
Total expenses before reductions	623,660
Expense reductions	(119,256)	504,404
Net investment income (loss)		965,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,705,939)
Foreign currency transactions	27,019
Futures contracts	(199,083)
Total net realized gain (loss)		(1,878,003)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,203)	2,049,760
Assets and liabilities in foreign currencies	175
Futures contracts	(42,773)
Total change in net unrealized appreciation (depreciation)		2,007,162
Net gain (loss)		129,159
Net increase (decrease) in net assets resulting from operations		$1,095,140

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$965,981	$1,845,806
Net realized gain (loss)	(1,878,003)	(1,339,969)
Change in net unrealized appreciation (depreciation)	2,007,162	(7,213,595)
Net increase (decrease) in net assets resulting from operations	1,095,140	(6,707,758)
Distributions to shareholders from net investment income	(1,715,467)	(1,198,750)
Distributions to shareholders from net realized gain	–	(136,019)
Total distributions	(1,715,467)	(1,334,769)
Share transactions - net increase (decrease)	6,358,083	(6,024,786)
Redemption fees	13,218	16,471
Total increase (decrease) in net assets	5,750,974	(14,050,842)
Net Assets
Beginning of period	65,492,841	79,543,683
End of period (including undistributed net investment income of $796,595 and undistributed net investment income of $1,546,081, respectively)	$71,243,815	$65,492,841

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$11.56	$11.37	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.28	.18	.18	.20
Net realized and unrealized gain (loss)	.04	(1.30)	.19	.48	.68
Total from investment operations	.18	(1.02)	.37	.66	.88
Distributions from net investment income	(.24)	(.17)	(.18)	(.15)	(.02)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.24)	(.19)	(.18)	(.16)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.29	$10.35	$11.56	$11.37	$10.86
Total ReturnD,E,F	1.84%	(8.92)%	3.30%	6.23%	8.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.00%I	1.93%	1.98%	1.89%	1.87%
Expenses net of fee waivers, if any	1.65%I	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.65%I	1.64%	1.65%	1.62%	1.62%
Net investment income (loss)	2.91%I	2.58%	1.61%	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$9,740	$10,164	$13,627	$18,837	$7,675
Portfolio turnover rateJ	93%I	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$11.54	$11.34	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.25	.15	.15	.17
Net realized and unrealized gain (loss)	.04	(1.30)	.19	.48	.68
Total from investment operations	.17	(1.05)	.34	.63	.85
Distributions from net investment income	(.20)	(.14)	(.14)	(.12)	(.01)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.20)	(.16)	(.14)	(.14)C	(.01)
Redemption fees added to paid in capitalB	–D	–D	–D	.01	–D
Net asset value, end of period	$10.30	$10.33	$11.54	$11.34	$10.84
Total ReturnE,F,G	1.74%	(9.18)%	3.04%	5.93%	8.56%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.33%J	2.27%	2.32%	2.13%	2.10%
Expenses net of fee waivers, if any	1.90%J	1.90%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.90%J	1.89%	1.90%	1.88%	1.87%
Net investment income (loss)	2.66%J	2.33%	1.36%	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$2,602	$3,331	$5,277	$5,967	$5,823
Portfolio turnover rateK	93%J	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$11.47	$11.29	$10.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.20	.10	.09	.12
Net realized and unrealized gain (loss)	.05	(1.30)	.19	.47	.69
Total from investment operations	.16	(1.10)	.29	.56	.81
Distributions from net investment income	(.15)	(.10)	(.11)	(.07)	(.01)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.15)	(.12)	(.11)	(.08)	(.01)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.26	$10.25	$11.47	$11.29	$10.80
Total ReturnD,E,F	1.56%	(9.68)%	2.56%	5.31%	8.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.74%I	2.68%	2.72%	2.65%	2.63%
Expenses net of fee waivers, if any	2.40%I	2.40%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.40%I	2.39%	2.40%	2.37%	2.37%
Net investment income (loss)	2.16%I	1.83%	.86%	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$7,363	$7,736	$10,104	$7,436	$5,824
Portfolio turnover rateJ	93%I	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$11.60	$11.40	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.31	.21	.21	.22
Net realized and unrealized gain (loss)	.05	(1.31)	.19	.47	.69
Total from investment operations	.20	(1.00)	.40	.68	.91
Distributions from net investment income	(.29)	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.29)	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.29	$10.38	$11.60	$11.40	$10.89
Total ReturnD,E	2.03%	(8.74)%	3.56%	6.44%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.72%	1.73%	1.56%	1.60%
Expenses net of fee waivers, if any	1.40%H	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%H	1.39%	1.40%	1.38%	1.38%
Net investment income (loss)	3.16%H	2.83%	1.86%	1.85%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$47,144	$37,918	$45,763	$49,959	$81,416
Portfolio turnover rateI	93%H	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.59	$11.40	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.31	.21	.20	.22
Net realized and unrealized gain (loss)	.05	(1.31)	.18	.48	.69
Total from investment operations	.20	(1.00)	.39	.68	.91
Distributions from net investment income	(.29)	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.29)	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.28	$10.37	$11.59	$11.40	$10.89
Total ReturnD,E	2.06%	(8.74)%	3.51%	6.44%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.66%H	1.58%	1.71%	1.63%	1.62%
Expenses net of fee waivers, if any	1.40%H	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%H	1.39%	1.40%	1.37%	1.37%
Net investment income (loss)	3.16%H	2.83%	1.86%	1.86%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$4,394	$6,343	$4,773	$5,354	$2,287
Portfolio turnover rateI	93%H	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, certain foreign taxes, market discount, passive foreign investment companies (PFIC), capital loss carryforward and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$6,261,932
Gross unrealized depreciation	(4,885,266)
Net unrealized appreciation (depreciation) on securities	$1,376,666
Tax cost	$69,728,070

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,367,584)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(199,083) and a change in net unrealized appreciation (depreciation) of $(42,773) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $32,470,293 and $28,900,560, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,947	$913
Class T	.25%	.25%	7,126	878
Class C	.75%	.25%	35,711	9,487
			$53,784	$11,278

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,031
Class T	1,228
Class C(a)	182
$4,441

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$11,430.26
Class T	4,831.34
Class C	9,178.26
Total Emerging Markets	59,330.29
Class I	4,853.18
	$89,622

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $230 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$15,535
Class T	1.90%	6,044
Class C	2.40%	12,340
Total Emerging Markets	1.40%	77,877
Class I	1.40%	7,037
		$118,833

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $190.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $233.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$214,855	$211,944
Class T	63,597	63,689
Class C	107,081	88,937
Total Emerging Markets	1,155,874	751,293
Class I	174,060	82,887
Total	$1,715,467	$1,198,750
From net realized gain
Class A	$–	$24,934
Class T	–	9,098
Class C	–	18,150
Total Emerging Markets	–	75,507
Class I	–	8,330
Total	$–	$136,019

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	231,549	251,231	$2,286,170	$2,772,246
Reinvestment of distributions	21,375	21,174	212,465	232,918
Shares redeemed	(288,585)	(469,131)	(2,888,428)	(4,963,727)
Net increase (decrease)	(35,661)	(196,726)	$(389,793)	$(1,958,563)
Class T
Shares sold	39,364	45,171	$384,188	$491,646
Reinvestment of distributions	6,356	6,566	63,302	72,226
Shares redeemed	(115,507)	(186,633)	(1,138,165)	(1,964,687)
Net increase (decrease)	(69,787)	(134,896)	$(690,675)	$(1,400,815)
Class C
Shares sold	117,585	198,104	$1,158,004	$2,115,228
Reinvestment of distributions	10,753	9,691	106,882	106,316
Shares redeemed	(164,784)	(334,580)	(1,599,463)	(3,520,139)
Net increase (decrease)	(36,446)	(126,785)	$(334,577)	$(1,298,595)
Total Emerging Markets
Shares sold	1,869,299	1,772,167	$18,595,164	$18,534,579
Reinvestment of distributions	112,410	70,595	1,116,229	777,256
Shares redeemed	(1,051,095)	(2,136,425)	(10,173,118)	(22,904,245)
Net increase (decrease)	930,614	(293,663)	$9,538,275	$(3,592,410)
Class I
Shares sold	163,149	421,240	$1,629,549	$4,563,340
Reinvestment of distributions	14,612	8,237	144,954	90,609
Shares redeemed	(361,612)	(229,844)	(3,539,650)	(2,428,352)
Net increase (decrease)	(183,851)	199,633	$(1,765,147)	$2,225,597

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.65%
Actual		$1,000.00	$1,018.40	$8.28
Hypothetical-C		$1,000.00	$1,016.66	$8.27
Class T	1.90%
Actual		$1,000.00	$1,017.40	$9.53
Hypothetical-C		$1,000.00	$1,015.42	$9.52
Class C	2.40%
Actual		$1,000.00	$1,015.60	$12.03
Hypothetical-C		$1,000.00	$1,012.93	$12.01
Total Emerging Markets	1.40%
Actual		$1,000.00	$1,020.30	$7.03
Hypothetical-C		$1,000.00	$1,017.90	$7.02
Class I	1.40%
Actual		$1,000.00	$1,020.60	$7.03
Hypothetical-C		$1,000.00	$1,017.90	$7.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ATEKI-SANN-0616
1.931264.104

Fidelity Advisor® Global Commodity Stock Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

April 30, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® Global Commodity Stock Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	5.5	6.9
Syngenta AG (Switzerland)	4.5	3.7
Chevron Corp.	4.0	3.8
Rio Tinto PLC	3.6	4.3
BHP Billiton PLC	3.3	4.7
Potash Corp. of Saskatchewan, Inc.	3.0	4.9
Agrium, Inc.	3.0	3.8
CF Industries Holdings, Inc.	2.8	2.5
The Mosaic Co.	2.6	3.9
Total SA	2.3	2.2
	34.6

Top Sectors (% of fund's net assets)

As of April 30, 2016
Agriculture	34.2%
Energy	32.2%
Metals	26.0%
Other	5.5%
Short-Term Investment and Net Other Assets	2.1%

As of October 31, 2015
Agriculture	37.7%
Energy	29.6%
Metals	26.5%
Other	6.1%
Short-Term Investment and Net Other Assets	0.1%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Aerospace & Defense - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Group PLC	120,320	$1,177,018
Chemicals - 27.0%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	19,400	1,603,798
Diversified Chemicals - 0.8%
E.I. du Pont de Nemours & Co.	24,000	1,581,840
Eastman Chemical Co.	6,700	511,746
		2,093,586
Fertilizers & Agricultural Chemicals - 25.2%
Agrium, Inc.	92,100	7,936,441
CF Industries Holdings, Inc.	229,460	7,588,242
FMC Corp.	25,100	1,085,826
Israel Chemicals Ltd.	152,200	755,206
Monsanto Co.	158,500	14,848,283
OCI NV (a)(b)	67,400	1,332,450
Potash Corp. of Saskatchewan, Inc.	455,000	8,050,530
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	185,800	3,870,214
Syngenta AG (Switzerland)	30,463	12,194,092
The Mosaic Co.	245,861	6,881,649
Yara International ASA	83,000	3,323,360
		67,866,293
Specialty Chemicals - 0.4%
Albemarle Corp. U.S.	8,300	549,128
W.R. Grace & Co.	6,700	513,756
		1,062,884

TOTAL CHEMICALS		72,626,561

Containers & Packaging - 1.1%
Metal & Glass Containers - 0.4%
Ball Corp.	14,800	1,056,424
Paper Packaging - 0.7%
Graphic Packaging Holding Co.	35,700	474,096
Smurfit Kappa Group PLC	20,000	530,158
WestRock Co.	19,659	822,729
		1,826,983

TOTAL CONTAINERS & PACKAGING		2,883,407

Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Regal Beloit Corp.	9,100	586,222
SolarCity Corp. (a)	20,500	621,560
		1,207,782
Energy Equipment & Services - 0.5%
Oil & Gas Equipment & Services - 0.5%
Baker Hughes, Inc.	17,300	836,628
Dril-Quip, Inc. (a)	1,800	116,676
SBM Offshore NV	37,500	502,176
		1,455,480
Food Products - 3.4%
Agricultural Products - 3.2%
Archer Daniels Midland Co.	48,600	1,941,084
Bunge Ltd.	11,500	718,750
Darling International, Inc. (a)	164,100	2,377,809
First Resources Ltd.	1,033,700	1,464,251
Golden Agri-Resources Ltd.	2,237,800	665,591
SLC Agricola SA	294,200	1,327,610
		8,495,095
Packaged Foods & Meats - 0.2%
Adecoagro SA (a)	61,200	652,392

TOTAL FOOD PRODUCTS		9,147,487

Household Products - 0.3%
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	21,200	667,644
Independent Power and Renewable Electricity Producers - 1.4%
Independent Power Producers & Energy Traders - 0.3%
China Resources Power Holdings Co. Ltd.	396,000	666,962
Renewable Electricity - 1.1%
Huaneng Renewables Corp. Ltd. (H Shares)	3,010,000	888,204
NextEra Energy Partners LP	71,600	2,068,524
		2,956,728

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		3,623,690

Machinery - 1.3%
Agricultural & Farm Machinery - 1.2%
AGCO Corp.	27,100	1,449,037
Deere & Co.	12,500	1,051,375
Jain Irrigation Systems Ltd. (a)	954,603	878,070
		3,378,482
Construction Machinery & Heavy Trucks - 0.1%
Caterpillar, Inc.	3,000	233,160

TOTAL MACHINERY		3,611,642

Metals & Mining - 25.2%
Aluminum - 0.4%
Alcoa, Inc.	93,600	1,045,512
Diversified Metals & Mining - 10.6%
Anglo American PLC (United Kingdom)	62,851	701,066
BHP Billiton PLC	644,273	8,803,665
Boliden AB (b)	31,200	543,930
First Quantum Minerals Ltd.	115,724	985,964
Freeport-McMoRan, Inc. (b)	48,100	673,400
Glencore Xstrata PLC	1,335,538	3,178,865
Grupo Mexico SA de CV Series B	568,211	1,445,244
Ivanhoe Mines Ltd. (a)	906,400	751,300
MMC Norilsk Nickel PJSC sponsored ADR	66,400	979,400
Rio Tinto PLC	292,187	9,801,792
South32 Ltd. (a)	443,636	559,949
Turquoise Hill Resources Ltd. (a)	53,000	158,404
		28,582,979
Gold - 8.2%
Agnico Eagle Mines Ltd. (Canada)	35,800	1,692,275
AngloGold Ashanti Ltd. sponsored ADR (a)	35,600	585,620
Argonaut Gold, Inc. (a)	319,700	749,118
B2Gold Corp. (a)	965,680	2,147,324
Barrick Gold Corp.	150,400	2,911,625
Compania de Minas Buenaventura SA sponsored ADR (a)(b)	60,500	614,075
Continental Gold, Inc. (a)	479,200	1,057,929
Franco-Nevada Corp.	21,700	1,523,687
Goldcorp, Inc.	137,910	2,778,644
Newcrest Mining Ltd. (a)	58,573	844,848
Newmont Mining Corp.	87,500	3,059,875
Premier Gold Mines Ltd. (a)	200,500	599,247
Randgold Resources Ltd. sponsored ADR	16,600	1,668,300
SEMAFO, Inc. (a)	139,900	623,289
Sibanye Gold Ltd. ADR (b)	41,400	637,560
Torex Gold Resources, Inc. (a)	351,200	624,194
		22,117,610
Precious Metals & Minerals - 0.5%
Impala Platinum Holdings Ltd. (a)	60,500	250,751
Industrias Penoles SA de CV	35,035	547,681
Tahoe Resources, Inc.	40,600	573,390
		1,371,822
Silver - 0.6%
Silver Wheaton Corp.	76,500	1,602,921
Steel - 4.9%
ArcelorMittal SA Class A unit (b)	193,710	1,090,587
Fortescue Metals Group Ltd.	100,000	259,279
Hitachi Metals Ltd. (c)	63,700	646,820
Hyundai Steel Co.	17,664	969,791
JFE Holdings, Inc.	34,100	478,537
Kobe Steel Ltd.	498,000	478,189
Nippon Steel & Sumitomo Metal Corp.	111,200	2,313,824
Nucor Corp.	40,700	2,026,046
POSCO	9,750	2,031,585
Steel Dynamics, Inc.	20,600	519,326
Thyssenkrupp AG	66,200	1,539,545
Voestalpine AG	19,200	692,087
		13,045,616

TOTAL METALS & MINING		67,766,460

Oil, Gas & Consumable Fuels - 30.3%
Coal & Consumable Fuels - 0.4%
Cameco Corp.	70,800	885,917
Coal India Ltd.	55,487	240,616
		1,126,533
Integrated Oil & Gas - 16.5%
BP PLC	478,800	2,637,892
Cenovus Energy, Inc.	171,300	2,715,515
Chevron Corp.	104,800	10,708,464
China Petroleum & Chemical Corp. (H Shares)	1,290,000	909,043
Eni SpA	58,000	947,542
Exxon Mobil Corp.	50,700	4,481,880
Imperial Oil Ltd.	58,700	1,946,686
InterOil Corp. (a)	19,100	639,277
Lukoil PJSC sponsored ADR	40,300	1,708,116
Occidental Petroleum Corp.	9,400	720,510
Royal Dutch Shell PLC:
Class A (United Kingdom)	150,000	3,928,980
Class B (United Kingdom)	39,863	1,046,598
Statoil ASA	115,800	2,038,230
Suncor Energy, Inc.	109,032	3,200,485
Total SA	122,600	6,196,300
YPF SA Class D sponsored ADR	33,300	670,995
		44,496,513
Oil & Gas Exploration & Production - 12.9%
Anadarko Petroleum Corp.	106,600	5,624,216
Apache Corp.	19,300	1,049,920
Cabot Oil & Gas Corp.	50,700	1,186,380
Carrizo Oil & Gas, Inc. (a)	15,500	548,235
Cimarex Energy Co.	4,600	500,848
CNOOC Ltd. sponsored ADR (b)	16,700	2,061,281
Cobalt International Energy, Inc. (a)	284,500	918,935
ConocoPhillips Co.	67,900	3,244,941
Continental Resources, Inc. (a)	13,900	517,914
Devon Energy Corp.	30,200	1,047,336
EOG Resources, Inc.	29,300	2,420,766
EQT Corp.	26,601	1,864,730
Hess Corp.	13,700	816,794
Marathon Oil Corp.	58,900	829,901
Newfield Exploration Co. (a)	14,100	511,125
Noble Energy, Inc.	60,900	2,199,099
NOVATEK OAO GDR (Reg. S)	11,200	1,075,200
PDC Energy, Inc. (a)	12,800	803,712
Pioneer Natural Resources Co.	3,410	566,401
PrairieSky Royalty Ltd.	91,000	1,916,171
QEP Resources, Inc.	20,700	371,151
SM Energy Co.	55,300	1,723,148
Southwestern Energy Co. (a)(b)	42,100	565,403
Tullow Oil PLC (a)	148,500	606,895
Whiting Petroleum Corp. (a)(b)	76,700	920,400
Woodside Petroleum Ltd.	35,573	766,538
		34,657,440
Oil & Gas Storage & Transport - 0.5%
Teekay LNG Partners LP	5,400	74,196
Williams Partners LP	37,900	1,145,717
		1,219,913

TOTAL OIL, GAS & CONSUMABLE FUELS		81,500,399

Paper & Forest Products - 4.5%
Forest Products - 0.6%
TFS Corp. Ltd.	632,575	750,326
West Fraser Timber Co. Ltd.	26,900	886,304
		1,636,630
Paper Products - 3.9%
Empresas CMPC SA	534,203	1,208,006
Fibria Celulose SA	198,300	1,751,648
Mondi PLC	172,100	3,289,148
Oji Holdings Corp.	174,000	714,538
Stora Enso Oyj (R Shares) (b)	176,500	1,540,012
UPM-Kymmene Corp. (b)	103,500	1,976,791
		10,480,143

TOTAL PAPER & FOREST PRODUCTS		12,116,773

Real Estate Investment Trusts - 0.7%
Specialized REITs - 0.7%
Potlatch Corp.	52,400	1,845,528
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (a)	27,400	734,046
TOTAL COMMON STOCKS
(Cost $331,791,961)		260,363,917

Nonconvertible Preferred Stocks - 1.0%
Aerospace & Defense - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	8,542,720	12,482
Metals & Mining - 0.7%
Steel - 0.7%
Vale SA (PN-A) sponsored ADR	449,300	2,039,822
Oil, Gas & Consumable Fuels - 0.3%
Integrated Oil & Gas - 0.3%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	123,600	729,240
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,284,416)		2,781,544

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.38% (d)	6,967,597	6,967,597
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	7,338,155	7,338,155
TOTAL MONEY MARKET FUNDS
(Cost $14,305,752)		14,305,752
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $351,382,129)		277,451,213
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(8,591,938)
NET ASSETS - 100%		$268,859,275

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,891
Fidelity Securities Lending Cash Central Fund	106,267
Total	$111,158

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$260,363,917	$215,835,216	$44,528,701	$--
Nonconvertible Preferred Stocks	2,781,544	2,781,544	--	--
Money Market Funds	14,305,752	14,305,752	--	--
Total Investments in Securities:	$277,451,213	$232,922,512	$44,528,701	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$14,804,712

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	40.3%
Canada	17.3%
United Kingdom	11.9%
Switzerland	4.5%
France	2.3%
Brazil	2.2%
Norway	2.0%
Chile	1.8%
Bailiwick of Jersey	1.8%
Japan	1.8%
Russia	1.4%
Finland	1.3%
Netherlands	1.3%
Australia	1.2%
Korea (South)	1.1%
Hong Kong	1.1%
Others (Individually Less Than 1%)	6.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,031,911) — See accompanying schedule: Unaffiliated issuers (cost $337,076,377)	$263,145,461
Fidelity Central Funds (cost $14,305,752)	14,305,752
Total Investments (cost $351,382,129)		$277,451,213
Foreign currency held at value (cost $26,141)		26,141
Receivable for investments sold		1,128,703
Receivable for fund shares sold		1,257,584
Dividends receivable		1,107,997
Distributions receivable from Fidelity Central Funds		21,225
Prepaid expenses		281
Other receivables		6,912
Total assets		281,000,056
Liabilities
Payable to custodian bank	$324
Payable for investments purchased
Regular delivery	3,410,510
Delayed delivery	76,258
Payable for fund shares redeemed	1,052,362
Accrued management fee	142,776
Distribution and service plan fees payable	18,314
Other affiliated payables	65,802
Other payables and accrued expenses	36,280
Collateral on securities loaned, at value	7,338,155
Total liabilities		12,140,781
Net Assets		$268,859,275
Net Assets consist of:
Paid in capital		$443,643,861
Undistributed net investment income		1,567,386
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(102,409,631)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(73,942,341)
Net Assets		$268,859,275
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,034,388 ÷ 3,073,781 shares)		$10.42
Maximum offering price per share (100/94.25 of $10.42)		$11.06
Class T:
Net Asset Value and redemption price per share ($6,177,528 ÷ 592,800 shares)		$10.42
Maximum offering price per share (100/96.50 of $10.42)		$10.80
Class B:
Net Asset Value and offering price per share ($805,040 ÷ 77,326 shares)(a)		$10.41
Class C:
Net Asset Value and offering price per share ($11,528,539 ÷ 1,114,551 shares)(a)		$10.34
Global Commodity Stock:
Net Asset Value, offering price and redemption price per share ($187,023,903 ÷ 17,915,595 shares)		$10.44
Class I:
Net Asset Value, offering price and redemption price per share ($31,289,877 ÷ 2,999,773 shares)		$10.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$3,551,835
Income from Fidelity Central Funds		111,158
Income before foreign taxes withheld		3,662,993
Less foreign taxes withheld		(261,962)
Total income		3,401,031
Expenses
Management fee	$741,086
Transfer agent fees	311,622
Distribution and service plan fees	101,260
Accounting and security lending fees	55,708
Custodian fees and expenses	29,898
Independent trustees' compensation	460
Registration fees	75,498
Audit	31,910
Legal	915
Miscellaneous	719
Total expenses before reductions	1,349,076
Expense reductions	(5,501)	1,343,575
Net investment income (loss)		2,057,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,971,910)
Foreign currency transactions	(34,212)
Total net realized gain (loss)		(33,006,122)
Change in net unrealized appreciation (depreciation) on: Investment securities	47,992,729
Assets and liabilities in foreign currencies	14,367
Total change in net unrealized appreciation (depreciation)		48,007,096
Net gain (loss)		15,000,974
Net increase (decrease) in net assets resulting from operations		$17,058,430

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,057,456	$5,601,197
Net realized gain (loss)	(33,006,122)	(22,741,457)
Change in net unrealized appreciation (depreciation)	48,007,096	(54,129,193)
Net increase (decrease) in net assets resulting from operations	17,058,430	(71,269,453)
Distributions to shareholders from net investment income	(5,140,876)	(3,898,874)
Distributions to shareholders from net realized gain	(224,075)	(629,272)
Total distributions	(5,364,951)	(4,528,146)
Share transactions - net increase (decrease)	26,135,446	(20,805,112)
Redemption fees	5,198	7,987
Total increase (decrease) in net assets	37,834,123	(96,594,724)
Net Assets
Beginning of period	231,025,152	327,619,876
End of period (including undistributed net investment income of $1,567,386 and undistributed net investment income of $4,650,806, respectively)	$268,859,275	$231,025,152

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$13.25	$14.17	$14.59	$15.14	$15.60
Income from Investment Operations
Net investment income (loss)A	.08	.22	.15	.16	.11	.12
Net realized and unrealized gain (loss)	.51	(3.25)	(.91)	(.45)	(.59)	(.38)
Total from investment operations	.59	(3.03)	(.76)	(.29)	(.48)	(.26)
Distributions from net investment income	(.21)	(.14)	(.15)	(.13)	(.05)	(.13)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.22)	(.17)	(.16)	(.13)	(.07)B	(.20)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.42	$10.05	$13.25	$14.17	$14.59	$15.14
Total ReturnE,F,G	6.14%	(23.16)%	(5.41)%	(2.00)%	(3.19)%	(1.80)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.43%J	1.34%	1.35%	1.36%	1.34%	1.32%
Expenses net of fee waivers, if any	1.43%J	1.34%	1.35%	1.35%	1.34%	1.32%
Expenses net of all reductions	1.42%J	1.34%	1.35%	1.34%	1.33%	1.31%
Net investment income (loss)	1.77%J	1.85%	1.05%	1.12%	.80%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$32,034	$31,391	$51,586	$71,293	$99,694	$127,979
Portfolio turnover rateK	99%J	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$13.21	$14.13	$14.54	$15.08	$15.55
Income from Investment Operations
Net investment income (loss)A	.07	.19	.11	.12	.08	.07
Net realized and unrealized gain (loss)	.51	(3.25)	(.90)	(.45)	(.60)	(.38)
Total from investment operations	.58	(3.06)	(.79)	(.33)	(.52)	(.31)
Distributions from net investment income	(.17)	(.10)	(.11)	(.08)	(.01)	(.10)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.18)	(.13)	(.13)B	(.08)	(.02)	(.16)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.42	$10.02	$13.21	$14.13	$14.54	$15.08
Total ReturnD,E,F	6.03%	(23.40)%	(5.65)%	(2.26)%	(3.43)%	(2.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.70%I	1.63%	1.62%	1.62%	1.61%	1.60%
Expenses net of fee waivers, if any	1.70%I	1.63%	1.62%	1.61%	1.61%	1.60%
Expenses net of all reductions	1.70%I	1.62%	1.62%	1.60%	1.60%	1.59%
Net investment income (loss)	1.50%I	1.57%	.78%	.86%	.53%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$6,178	$6,335	$9,867	$12,551	$16,692	$20,831
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.97	$13.12	$14.01	$14.41	$15.00	$15.46
Income from Investment Operations
Net investment income (loss)A	.05	.13	.04	.05	–B	(.01)
Net realized and unrealized gain (loss)	.51	(3.24)	(.89)	(.45)	(.59)	(.39)
Total from investment operations	.56	(3.11)	(.85)	(.40)	(.59)	(.40)
Distributions from net investment income	(.11)	(.02)	(.03)	–B	–	–
Distributions from net realized gain	(.01)	(.03)	(.01)	–	–	(.06)
Total distributions	(.12)	(.04)C	(.04)	–B	–	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.41	$9.97	$13.12	$14.01	$14.41	$15.00
Total ReturnD,E,F	5.72%	(23.76)%	(6.06)%	(2.75)%	(3.93)%	(2.62)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.18%I	2.13%	2.11%	2.11%	2.10%	2.11%
Expenses net of fee waivers, if any	2.18%I	2.12%	2.11%	2.11%	2.10%	2.11%
Expenses net of all reductions	2.17%I	2.12%	2.11%	2.10%	2.10%	2.10%
Net investment income (loss)	1.03%I	1.07%	.29%	.36%	.03%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$805	$864	$1,584	$2,303	$3,097	$4,324
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.026 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$13.06	$13.96	$14.37	$14.95	$15.45
Income from Investment Operations
Net investment income (loss)A	.05	.13	.04	.05	.01	(.01)
Net realized and unrealized gain (loss)	.50	(3.22)	(.89)	(.44)	(.59)	(.38)
Total from investment operations	.55	(3.09)	(.85)	(.39)	(.58)	(.39)
Distributions from net investment income	(.12)	(.03)	(.03)	(.02)	–	(.05)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	–	(.06)
Total distributions	(.13)	(.05)B	(.05)C	(.02)	–	(.11)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.34	$9.92	$13.06	$13.96	$14.37	$14.95
Total ReturnE,F,G	5.70%	(23.74)%	(6.13)%	(2.75)%	(3.88)%	(2.58)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.18%J	2.12%	2.11%	2.11%	2.10%	2.09%
Expenses net of fee waivers, if any	2.18%J	2.12%	2.11%	2.11%	2.10%	2.09%
Expenses net of all reductions	2.17%J	2.11%	2.11%	2.10%	2.09%	2.08%
Net investment income (loss)	1.02%J	1.08%	.29%	.36%	.03%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,529	$11,274	$17,659	$23,830	$31,865	$37,185
Portfolio turnover rateK	99%J	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$13.31	$14.24	$14.66	$15.21	$15.66
Income from Investment Operations
Net investment income (loss)A	.09	.25	.19	.19	.15	.16
Net realized and unrealized gain (loss)	.51	(3.27)	(.92)	(.45)	(.60)	(.39)
Total from investment operations	.60	(3.02)	(.73)	(.26)	(.45)	(.23)
Distributions from net investment income	(.24)	(.18)	(.19)	(.16)	(.08)	(.16)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.25)	(.20)B	(.20)	(.16)	(.10)C	(.22)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.44	$10.09	$13.31	$14.24	$14.66	$15.21
Total ReturnE,F	6.26%	(22.97)%	(5.16)%	(1.75)%	(2.96)%	(1.59)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.18%I	1.12%	1.11%	1.11%	1.10%	1.08%
Expenses net of fee waivers, if any	1.18%I	1.12%	1.11%	1.11%	1.10%	1.08%
Expenses net of all reductions	1.17%I	1.11%	1.11%	1.09%	1.09%	1.07%
Net investment income (loss)	2.03%I	2.08%	1.29%	1.37%	1.04%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$187,024	$156,320	$223,084	$273,476	$387,242	$531,224
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$13.31	$14.24	$14.67	$15.22	$15.66
Income from Investment Operations
Net investment income (loss)A	.09	.25	.19	.20	.16	.16
Net realized and unrealized gain (loss)	.51	(3.26)	(.92)	(.45)	(.60)	(.38)
Total from investment operations	.60	(3.01)	(.73)	(.25)	(.44)	(.22)
Distributions from net investment income	(.25)	(.19)	(.19)	(.18)	(.09)	(.16)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.26)	(.21)B	(.20)	(.18)	(.11)C	(.22)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.43	$10.09	$13.31	$14.24	$14.67	$15.22
Total ReturnE,F	6.27%	(22.93)%	(5.16)%	(1.71)%	(2.90)%	(1.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.14%I	1.09%	1.06%	1.04%	1.04%	1.03%
Expenses net of fee waivers, if any	1.14%I	1.08%	1.06%	1.04%	1.04%	1.03%
Expenses net of all reductions	1.13%I	1.08%	1.06%	1.03%	1.03%	1.03%
Net investment income (loss)	2.07%I	2.11%	1.34%	1.43%	1.10%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$31,290	$24,841	$23,840	$31,613	$50,540	$58,925
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$14,424,349
Gross unrealized depreciation	(93,694,823)
Net unrealized appreciation (depreciation) on securities	$(79,270,474)
Tax cost	$356,721,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(6,952,413)
No expiration
Short-term	(17,522,131)
Long-term	(40,298,374)
Total no expiration	(57,820,505)
Total capital loss carryforward	$(64,772,918)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $124,970,983 and $107,482,256, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$34,521	$–
Class T	.25%	.25%	13,584	–
Class B	.75%	.25%	3,615	2,711
Class C	.75%	.25%	49,540	6,624
			$101,260	$9,335

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,807
Class T	1,023
Class B(a)	350
Class C(a)	334
$12,514

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$41,634.30
Class T	8,788.32
Class B	1,083.30
Class C	14,985.30
Global Commodity Stock	214,868.30
Class I	30,264.26
	$ 311,622

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,386 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $180 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106,267. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,774 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $727.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$638,599	$520,699
Class T	103,956	72,766
Class B	8,861	1,871
Class C	133,173	32,755
Global Commodity Stock	3,642,366	2,937,401
Class I	613,921	333,382
Total	$5,140,876	$3,898,874
From net realized gain
Class A	$30,410	$97,397
Class T	6,044	19,110
Class B	836	3,040
Class C	11,098	34,065
Global Commodity Stock	151,130	429,058
Class I	24,557	46,602
Total	$224,075	$629,272

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	429,562	526,290	$3,833,800	$6,210,169
Reinvestment of distributions	70,559	46,881	655,495	594,452
Shares redeemed	(549,813)	(1,342,823)	(4,931,070)	(16,036,860)
Net increase (decrease)	(49,692)	(769,652)	$(441,775)	$(9,232,239)
Class T
Shares sold	60,531	79,898	$540,227	$963,935
Reinvestment of distributions	11,521	7,092	107,030	89,851
Shares redeemed	(111,329)	(201,781)	(1,011,230)	(2,371,414)
Net increase (decrease)	(39,277)	(114,791)	$(363,973)	$(1,317,628)
Class B
Shares sold	2,904	580	$29,575	$7,071
Reinvestment of distributions	982	371	9,133	4,698
Shares redeemed	(13,281)	(35,007)	(118,751)	(422,886)
Net increase (decrease)	(9,395)	(34,056)	$(80,043)	$(411,117)
Class C
Shares sold	147,205	206,447	$1,336,468	$2,471,711
Reinvestment of distributions	14,787	4,962	136,635	62,526
Shares redeemed	(184,114)	(426,784)	(1,670,395)	(5,161,590)
Net increase (decrease)	(22,122)	(215,375)	$(197,292)	$(2,627,353)
Global Commodity Stock
Shares sold	4,803,019	4,004,137	$43,836,205	$47,467,615
Reinvestment of distributions	376,092	238,065	3,493,876	3,023,431
Shares redeemed	(2,761,293)	(5,506,523)	(25,223,516)	(65,599,040)
Net increase (decrease)	2,417,818	(1,264,321)	$22,106,565	$(15,107,994)
Class I
Shares sold	1,846,997	1,576,324	$16,610,772	$18,219,363
Reinvestment of distributions	60,388	24,972	560,405	316,895
Shares redeemed	(1,370,427)	(929,289)	(12,059,213)	(10,645,039)
Net increase (decrease)	536,958	672,007	$5,111,964	$7,891,219

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owner of record of 20% of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.43%
Actual		$1,000.00	$1,061.40	$7.33
Hypothetical-C		$1,000.00	$1,017.75	$7.17
Class T	1.70%
Actual		$1,000.00	$1,060.30	$8.71
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.18%
Actual		$1,000.00	$1,057.20	$11.15
Hypothetical-C		$1,000.00	$1,014.02	$10.92
Class C	2.18%
Actual		$1,000.00	$1,057.00	$11.15
Hypothetical-C		$1,000.00	$1,014.02	$10.92
Global Commodity Stock	1.18%
Actual		$1,000.00	$1,062.60	$6.05
Hypothetical-C		$1,000.00	$1,019.00	$5.92
Class I	1.14%
Actual		$1,000.00	$1,062.70	$5.85
Hypothetical-C		$1,000.00	$1,019.19	$5.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AGCS-SANN-0616
1.879399.107

Fidelity® Emerging Markets Discovery Fund Fidelity® Total Emerging Markets Fund Semi-Annual Report April 30, 2016

Contents

Fidelity® Emerging Markets Discovery Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Total Emerging Markets Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Discovery Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Hyundai Glovis Co. Ltd. (Korea (South), Air Freight & Logistics)	1.5	1.0
58.com, Inc. ADR (Cayman Islands, Internet Software & Services)	1.4	1.1
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.3	2.4
Yandex NV (Netherlands, Internet Software & Services)	1.3	0.0
Advantech Co. Ltd. (Taiwan, Technology Hardware, Storage & Peripherals)	1.3	1.4
	6.8

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	18.1
Information Technology	17.5	15.4
Consumer Discretionary	15.5	14.6
Industrials	14.2	17.0
Materials	9.9	10.2

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	13.2	13.0
Korea (South)	12.0	13.3
Cayman Islands	10.1	11.4
Taiwan	9.8	9.6
Brazil	7.4	4.1

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

As of October 31, 2015
Stocks	97.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Emerging Markets Discovery Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Argentina - 0.5%
Inversiones y Representaciones SA ADR (a)	22,300	$330,709
Bangladesh - 0.4%
BRAC Bank Ltd.	449,466	237,421
Bermuda - 1.9%
Digital China Holdings Ltd. (H Shares)	154,000	106,319
PAX Global Technology Ltd.	390,000	335,876
Shangri-La Asia Ltd.	676,000	825,832

TOTAL BERMUDA		1,268,027

Brazil - 5.7%
AES Tiete Energia SA unit	53,700	220,468
BR Properties SA	81,400	243,070
Cosan SA Industria e Comercio	32,760	303,287
Direcional Engenharia SA	219,000	391,612
Fibria Celulose SA	33,700	297,683
FPC Par Corretora de Seguros	132,000	443,294
Mills Estruturas e Servicos de Engenharia SA	26,400	32,316
Minerva SA (b)	127,100	390,622
QGEP Participacoes SA	298,500	354,112
Smiles SA	56,000	649,677
Tegma Gestao Logistica SA	269,600	449,954

TOTAL BRAZIL		3,776,095

British Virgin Islands - 0.3%
Dolphin Capital Investors Ltd. (b)	1,423,300	168,972
Canada - 1.5%
Pan American Silver Corp.	30,600	479,502
Torex Gold Resources, Inc. (b)	306,500	544,748

TOTAL CANADA		1,024,250

Cayman Islands - 10.1%
51job, Inc. sponsored ADR (b)	12,100	360,580
58.com, Inc. ADR (b)	16,400	896,260
Casetek Holdings	48,000	216,203
China State Construction International Holdings Ltd.	334,000	520,273
GCL-Poly Energy Holdings Ltd.	1,040,000	154,985
Goodbaby International Holdings Ltd. (b)	506,000	283,408
Haitian International Holdings Ltd.	313,000	534,029
Ju Teng International Holdings Ltd.	416,000	186,736
Kingboard Laminates Holdings Ltd.	578,500	295,747
Kingsoft Corp. Ltd.	77,000	176,792
Lee's Pharmaceutical Holdings Ltd.	366,000	296,145
Pico Far East Holdings Ltd.	2,320,000	628,995
Semiconductor Manufacturing International Corp. (b)	2,077,000	170,746
SITC International Holdings Co. Ltd.	928,000	501,557
Sunny Optical Technology Group Co. Ltd.	109,000	336,184
TPK Holding Co. Ltd.	30,000	62,966
Uni-President China Holdings Ltd.	871,000	811,135
Yirendai Ltd. sponsored ADR (a)	21,100	260,374

TOTAL CAYMAN ISLANDS		6,693,115

Chile - 4.1%
Compania Cervecerias Unidas SA sponsored ADR (a)	22,800	511,176
CorpBanca SA	40,999,981	373,153
Empresas CMPC SA	219,687	496,783
Inversiones La Construccion SA	34,117	402,273
Quinenco SA	143,799	282,951
Vina Concha y Toro SA	372,483	624,286

TOTAL CHILE		2,690,622

China - 5.5%
BBMG Corp. (H Shares)	775,000	566,392
China Longyuan Power Grid Corp. Ltd. (H Shares)	331,200	229,140
Huangshan Tourism Development Co. Ltd.	343,100	719,824
Qingdao Haier Co. Ltd.	547,886	704,951
Tong Ren Tang Technologies Co. Ltd. (H Shares)	448,000	701,820
Zhengzhou Yutong Bus Co. Ltd.	127,619	404,301
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	57,000	324,315

TOTAL CHINA		3,650,743

Colombia - 0.3%
Organizacion Terpel SA	59,128	205,486
Cyprus - 0.7%
Global Ports Investment PLC GDR (Reg. S) (b)	136,700	452,477
Egypt - 0.3%
Citadel Capital Corp. (b)	1,032,100	172,018
Georgia - 0.1%
TBC Bank JSC unit	8,575	90,038
Greece - 0.7%
Titan Cement Co. SA (Reg.)	18,800	428,859
Hong Kong - 2.8%
BYD Electronic International Co. Ltd. (b)	146,000	83,613
China Resources Beer Holdings Co. Ltd.	226,000	496,615
Far East Horizon Ltd.	532,584	422,753
Techtronic Industries Co. Ltd.	231,500	867,817

TOTAL HONG KONG		1,870,798

India - 13.2%
Adani Ports & Special Economic Zone	133,403	478,379
Alembic Pharmaceuticals Ltd. (b)	77,612	703,965
Arvind Mills Ltd. (b)	78,092	326,062
Dr Lal Pathlabs Ltd.	21,735	322,333
Edelweiss Financial Services Ltd.	431,938	377,476
Exide Industries Ltd. (b)	166,764	369,677
Grasim Industries Ltd.	10,589	683,203
IDFC Ltd.	317,213	232,070
Iifl Holdings Ltd. (b)	115,270	378,215
Indraprastha Gas Ltd. (b)	50,968	439,891
JK Cement Ltd.	33,493	299,128
LIC Housing Finance Ltd. (b)	47,601	331,288
Mahindra Lifespace Developers Ltd. (b)	43,426	283,599
Manappuram General Finance & Leasing Ltd.	732,000	441,346
Marksans Pharma Ltd.	462,523	319,255
Mphasis BFL Ltd.	49,287	363,018
Power Grid Corp. of India Ltd.	368,175	794,820
Redington India Ltd. (b)	97,326	159,120
Solar Industries India Ltd. (b)	5,528	282,390
The Jammu & Kashmir Bank Ltd.	200,767	207,642
Torrent Pharmaceuticals Ltd.	30,108	648,275
VST Industries Ltd. (b)	12,492	307,234

TOTAL INDIA		8,748,386

Indonesia - 1.8%
Link Net Tbk PT	1,434,800	458,575
PT Bank Danamon Indonesia Tbk Series A	820,800	204,764
PT Media Nusantara Citra Tbk	442,100	78,779
PT Panin Life Tbk (b)	30,841,700	423,290

TOTAL INDONESIA		1,165,408

Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	155,760	332,242
Korea (South) - 11.4%
AMOREPACIFIC Group, Inc.	2,952	432,877
Binggrea Co. Ltd.	3,310	197,038
BS Financial Group, Inc.	40,160	325,648
Com2uS Corp.	2,269	256,276
Daou Technology, Inc.	10,330	210,987
Devsisters Co. Ltd. (b)	6,881	145,647
DGB Financial Group Co. Ltd.	38,521	308,323
E-Mart Co. Ltd.	2,431	389,367
Fila Korea Ltd.	7,708	699,703
Hanon Systems	47,137	423,777
Hyundai Glovis Co. Ltd.	5,806	962,872
Hyundai HCN	81,610	263,563
Hyundai Industrial Development & Construction Co.	7,283	321,026
Hyundai Wia Corp.	4,509	380,186
Koh Young Technology, Inc.	5,832	213,799
Korea Express Co. Ltd. (b)	2,438	413,897
Korean Reinsurance Co.	22,174	257,415
Medy-Tox, Inc.	1,829	675,294
NCSOFT Corp.	1,959	391,569
Nice Information & Telecom, Inc.	2,998	89,102
Silicon Works Co. Ltd.	7,345	204,513

TOTAL KOREA (SOUTH)		7,562,879

Malaysia - 1.3%
Inari Amertron Bhd	266,000	185,890
Top Glove Corp. Bhd	532,500	676,104

TOTAL MALAYSIA		861,994

Mexico - 6.7%
Fibra Uno Administracion SA de CV	223,100	531,146
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	45,300	426,811
Grupo Comercial Chedraui S.A.B. de CV (a)	171,700	486,618
Grupo GICSA SA de CV (b)	256,832	201,827
Industrias Penoles SA de CV	36,820	575,585
Macquarie Mexican (REIT)	522,872	719,666
Megacable Holdings S.A.B. de CV unit	74,500	344,036
Qualitas Controladora S.A.B. de CV	293,900	394,950
Tenedora Nemak SA de CV	200,800	288,047
Terrafina (a)	260,200	480,635

TOTAL MEXICO		4,449,321

Netherlands - 1.3%
Yandex NV (b)	41,700	853,599
Pakistan - 0.5%
Habib Bank Ltd.	172,400	310,812
Panama - 0.8%
Copa Holdings SA Class A	7,800	497,250
Philippines - 0.6%
Alliance Global Group, Inc.	1,264,500	389,821
Poland - 1.6%
Asseco Poland SA	20,300	307,934
Inter Cars SA	8,764	546,236
Prime Car Management SA	19,300	195,177

TOTAL POLAND		1,049,347

Romania - 0.3%
Banca Transilvania SA	331,743	227,663
Russia - 0.9%
Inter Rao Ues JSC (b)	13,451,004	373,278
Sistema JSFC sponsored GDR	34,060	250,341

TOTAL RUSSIA		623,619

Singapore - 0.7%
First (REIT)	271,800	252,630
First Resources Ltd.	154,300	218,568

TOTAL SINGAPORE		471,198

South Africa - 2.4%
Alexander Forbes Group Holdings Ltd.	491,636	247,972
Imperial Holdings Ltd.	40,800	427,139
Northam Platinum Ltd. (b)(c)	122,600	417,789
Reunert Ltd.	97,700	490,997

TOTAL SOUTH AFRICA		1,583,897

Sri Lanka - 0.6%
Hatton National Bank PLC	278,137	393,671
Taiwan - 9.8%
ADLINK Technology, Inc.	96,087	198,105
Advantech Co. Ltd.	120,000	846,980
Chipbond Technology Corp.	118,000	157,075
Cleanaway Co. Ltd.	68,000	368,387
CTCI Corp.	335,000	436,082
Cub Elecparts, Inc.	44,892	543,379
Elite Semiconductor Memory Technology, Inc.	137,000	111,329
eMemory Technology, Inc.	22,000	241,092
Everlight Electronics Co. Ltd.	152,000	212,921
FLEXium Interconnect, Inc.	79,442	182,970
Forhouse Corp.	462,000	173,055
Hermes Microvision, Inc.	4,000	123,208
Inventec Corp.	418,000	276,268
Lite-On Technology Corp.	318,640	387,659
Powertech Technology, Inc.	175,000	354,301
Radiant Opto-Electronics Corp.	84,000	121,048
Sirtec International Co. Ltd.	168,000	202,309
St.Shine Optical Co. Ltd.	27,000	504,845
Synnex Technology International Corp.	264,000	261,932
Tong Hsing Electronics Industries Ltd.	103,000	295,579
Universal Cement Corp.	281,840	180,169
Vanguard International Semiconductor Corp.	190,000	290,855

TOTAL TAIWAN		6,469,548

Thailand - 2.4%
Delta Electronics PCL (For. Reg.)	110,600	228,041
PTT Global Chemical PCL (For. Reg.)	240,400	430,269
Star Petroleum Refining PCL	1,082,800	341,088
Thai Union Frozen Products PCL (For. Reg.)	1,043,200	618,392

TOTAL THAILAND		1,617,790

Turkey - 1.9%
Aksa Akrilik Kimya Sanayii	77,000	268,317
Aselsan A/S	74,000	527,891
Tupras Turkiye Petrol Rafinelleri A/S	16,576	437,505

TOTAL TURKEY		1,233,713

United Arab Emirates - 0.4%
National Bank of Ras Al-Khaimah PSC (b)	196,514	284,105
United Kingdom - 0.7%
Bgeo Group PLC	14,540	486,513
Vietnam - 0.5%
FTP Corp.	142,600	310,946
TOTAL COMMON STOCKS
(Cost $66,186,963)		62,983,352

Nonconvertible Preferred Stocks - 2.3%
Brazil - 1.7%
Banco ABC Brasil SA	72,600	250,145
Banco do Estado Rio Grande do Sul SA	152,500	377,342
Metalurgica Gerdau SA (PN)	635,900	538,044

TOTAL BRAZIL		1,165,531

Korea (South) - 0.6%
LG Chemical Ltd.	2,215	381,838
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,424,609)		1,547,369
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.3% 5/19/16 to 7/14/16 (Cost $79,972)	80,000	79,983
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.38% (d)	2,015,766	2,015,766
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	1,092,150	1,092,150
TOTAL MONEY MARKET FUNDS
(Cost $3,107,916)		3,107,916
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $70,799,460)		67,718,620
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(1,542,085)
NET ASSETS - 100%		$66,176,535

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,946
Fidelity Securities Lending Cash Central Fund	5,223
Total	$9,169

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$10,236,503	$7,630,451	$2,606,052	$--
Consumer Staples	5,483,928	4,176,178	1,307,750	--
Energy	1,435,992	1,435,992	--	--
Financials	11,813,854	11,159,031	654,823	--
Health Care	4,848,036	3,850,071	997,965	--
Industrials	9,371,343	7,491,169	1,880,174	--
Information Technology	11,639,928	9,792,930	1,846,998	--
Materials	6,602,382	4,923,928	1,678,454	--
Telecommunication Services	1,041,158	1,041,158	--	--
Utilities	2,057,597	1,828,457	229,140	--
Government Obligations	79,983	--	79,983	--
Money Market Funds	3,107,916	3,107,916	--	--
Total Investments in Securities:	$67,718,620	$56,437,281	$11,281,339	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$513,350
Level 2 to Level 1	$11,800,840

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$792,670
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(792,670)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructuring or corporate actions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,056,713) — See accompanying schedule: Unaffiliated issuers (cost $67,691,544)	$64,610,704
Fidelity Central Funds (cost $3,107,916)	3,107,916
Total Investments (cost $70,799,460)		$67,718,620
Foreign currency held at value (cost $67,248)		67,236
Receivable for investments sold		2,293,237
Receivable for fund shares sold		90,727
Dividends receivable		92,213
Distributions receivable from Fidelity Central Funds		1,961
Prepaid expenses		66
Other receivables		16,941
Total assets		70,281,001
Liabilities
Payable to custodian bank	$1,802,368
Payable for investments purchased
Regular delivery	756,311
Delayed delivery	35,139
Payable for fund shares redeemed	265,965
Accrued management fee	58,418
Distribution and service plan fees payable	3,166
Other affiliated payables	15,898
Other payables and accrued expenses	75,051
Collateral on securities loaned, at value	1,092,150
Total liabilities		4,104,466
Net Assets		$66,176,535
Net Assets consist of:
Paid in capital		$74,137,370
Undistributed net investment income		115,022
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,977,675)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,098,182)
Net Assets		$66,176,535
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,358,567 ÷ 394,003 shares)		$11.06
Maximum offering price per share (100/94.25 of $11.06)		$11.73
Class T:
Net Asset Value and redemption price per share ($2,107,239 ÷ 191,242 shares)		$11.02
Maximum offering price per share (100/96.50 of $11.02)		$11.42
Class C:
Net Asset Value and offering price per share ($1,721,722 ÷ 158,821 shares)(a)		$10.84
Emerging Markets Discovery:
Net Asset Value, offering price and redemption price per share ($56,615,815 ÷ 5,096,251 shares)		$11.11
Class I:
Net Asset Value, offering price and redemption price per share ($1,373,192 ÷ 123,266 shares)		$11.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$711,619
Interest		57
Income from Fidelity Central Funds		9,169
Income before foreign taxes withheld		720,845
Less foreign taxes withheld		(45,068)
Total income		675,777
Expenses
Management fee	$273,908
Transfer agent fees	79,317
Distribution and service plan fees	18,188
Accounting and security lending fees	16,831
Custodian fees and expenses	80,413
Independent trustees' compensation	143
Registration fees	29,054
Audit	53,294
Legal	94
Miscellaneous	236
Total expenses before reductions	551,478
Expense reductions	(67,843)	483,635
Net investment income (loss)		192,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,937,454)
Foreign currency transactions	260
Futures contracts	172,417
Total net realized gain (loss)		(2,764,777)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $8,025)	3,777,452
Assets and liabilities in foreign currencies	10,070
Total change in net unrealized appreciation (depreciation)		3,787,522
Net gain (loss)		1,022,745
Net increase (decrease) in net assets resulting from operations		$1,214,887

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$192,142	$749,160
Net realized gain (loss)	(2,764,777)	(1,932,100)
Change in net unrealized appreciation (depreciation)	3,787,522	(8,002,533)
Net increase (decrease) in net assets resulting from operations	1,214,887	(9,185,473)
Distributions to shareholders from net investment income	(490,717)	–
Share transactions - net increase (decrease)	(5,938,352)	(6,487,831)
Redemption fees	30,593	32,392
Total increase (decrease) in net assets	(5,183,589)	(15,640,912)
Net Assets
Beginning of period	71,360,124	87,001,036
End of period (including undistributed net investment income of $115,022 and undistributed net investment income of $413,597, respectively)	$66,176,535	$71,360,124

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$12.17	$12.49	$11.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.09C	.04	.08	.12
Net realized and unrealized gain (loss)	.17	(1.34)	(.01)	.75	1.76
Total from investment operations	.19	(1.25)	.03	.83	1.88
Distributions from net investment income	(.05)	–	(.06)	(.04)	(.01)
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.05)	–	(.36)	(.25)D	(.01)
Redemption fees added to paid in capitalB	–E	–E	.01	.02	.02
Net asset value, end of period	$11.06	$10.92	$12.17	$12.49	$11.89
Total ReturnF,G,H	1.79%	(10.27)%	.31%	7.20%	19.00%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.97%K	1.88%	1.82%	1.87%	3.49%
Expenses net of fee waivers, if any	1.70%K	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.69%K	1.69%	1.70%	1.64%	1.64%
Net investment income (loss)	.40%K	.76%C	.29%	.62%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$4,359	$4,660	$4,362	$5,065	$1,671
Portfolio turnover rateL	63%K	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$12.13	$12.44	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.06C	–D	.05	.10
Net realized and unrealized gain (loss)	.17	(1.33)	–D	.74	1.75
Total from investment operations	.18	(1.27)	–D	.79	1.85
Distributions from net investment income	(.02)	–	(.02)	(.03)	–D
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.02)	–	(.32)	(.24)E	–D
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$11.02	$10.86	$12.13	$12.44	$11.87
Total ReturnF,G,H	1.69%	(10.47)%	.05%	6.87%	18.75%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.26%K	2.16%	2.10%	2.19%	3.77%
Expenses net of fee waivers, if any	1.95%K	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.94%K	1.94%	1.95%	1.89%	1.89%
Net investment income (loss)	.15%K	.51%C	.04%	.37%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$2,107	$2,015	$2,031	$1,914	$1,700
Portfolio turnover rateL	63%K	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$12.00	$12.35	$11.82	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	–C,D	(.06)	(.02)	.04
Net realized and unrealized gain (loss)	.17	(1.31)	–D	.74	1.76
Total from investment operations	.15	(1.31)	(.06)	.72	1.80
Distributions from net investment income	–	–	–	(.01)	–
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	–	–	(.30)	(.21)	–
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$10.84	$10.69	$12.00	$12.35	$11.82
Total ReturnE,F,G	1.40%	(10.92)%	(.42)%	6.32%	18.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.72%J	2.64%	2.58%	2.70%	4.32%
Expenses net of fee waivers, if any	2.45%J	2.45%	2.45%	2.45%	2.45%
Expenses net of all reductions	2.44%J	2.44%	2.45%	2.39%	2.39%
Net investment income (loss)	(.35)%J	.01%C	(.46)%	(.13)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,722	$1,675	$1,750	$2,082	$1,474
Portfolio turnover rateK	63%J	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.52) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$12.21	$12.52	$11.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12C	.07	.11	.15
Net realized and unrealized gain (loss)	.19	(1.35)	–D	.74	1.76
Total from investment operations	.22	(1.23)	.07	.85	1.91
Distributions from net investment income	(.09)	–	(.09)	(.07)	(.01)
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.09)	–	(.39)	(.27)	(.01)
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$11.11	$10.98	$12.21	$12.52	$11.92
Total ReturnE,F	1.99%	(10.07)%	.61%	7.37%	19.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.64%I	1.56%	1.48%	1.57%	3.02%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%I	1.44%	1.45%	1.39%	1.39%
Net investment income (loss)	.65%I	1.01%C	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$56,616	$61,601	$78,377	$96,731	$39,135
Portfolio turnover rateJ	63%I	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$12.25	$12.53	$11.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12C	.07	.11	.15
Net realized and unrealized gain (loss)	.18	(1.35)	–D	.75	1.76
Total from investment operations	.21	(1.23)	.07	.86	1.91
Distributions from net investment income	(.09)	–	(.06)	(.07)	(.01)
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.09)	–	(.36)	(.27)	(.01)
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$11.14	$11.02	$12.25	$12.53	$11.92
Total ReturnE,F	1.91%	(10.04)%	.61%	7.45%	19.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.61%I	1.54%	1.56%	1.60%	3.21%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%I	1.43%	1.45%	1.39%	1.39%
Net investment income (loss)	.65%I	1.01%C	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,373	$1,410	$481	$1,076	$1,825
Portfolio turnover rateJ	63%I	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,799,157
Gross unrealized depreciation	(9,248,368)
Net unrealized appreciation (depreciation) on securities	$(3,449,211)
Tax cost	$71,167,831

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,731,575)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $172,417 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,964,528 and $25,414,601, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,319	$166
Class T	.25%	.25%	4,870	17
Class C	.75%	.25%	7,999	2,824
			$18,188	$3,007

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,176
Class T	567
Class C(a)	89
$1,832

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,692.31
Class T	3,430.35
Class C	2,516.31
Emerging Markets Discovery	65,442.24
Class I	1,237.20
	$79,317

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $201 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,223. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$5,845
Class T	1.95%	2,989
Class C	2.45%	2,170
Emerging Markets Discovery	1.45%	53,138
Class I	1.45%	1,004
		$65,146

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,463 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $234.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$22,428	$–
Class T	4,316	–
Emerging Markets Discovery	453,104	–
Class I	10,869	–
Total	$490,717	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	55,629	161,641	$577,534	$1,908,467
Reinvestment of distributions	1,944	–	20,757	–
Shares redeemed	(90,322)	(93,262)	(940,546)	(1,088,220)
Net increase (decrease)	(32,749)	68,379	$(342,255)	$820,247
Class T
Shares sold	18,358	59,344	$188,721	$694,558
Reinvestment of distributions	389	–	4,146	–
Shares redeemed	(13,066)	(41,200)	(133,700)	(472,328)
Net increase (decrease)	5,681	18,144	$59,167	$222,230
Class C
Shares sold	17,201	68,780	$175,833	$796,943
Shares redeemed	(15,073)	(57,921)	(149,534)	(667,642)
Net increase (decrease)	2,128	10,859	$26,299	$129,301
Emerging Markets Discovery
Shares sold	828,955	2,311,392	$8,559,244	$27,313,497
Reinvestment of distributions	39,922	–	427,569	–
Shares redeemed	(1,380,942)	(3,121,418)	(14,622,762)	(36,074,220)
Net increase (decrease)	(512,065)	(810,026)	$(5,635,949)	$(8,760,723)
Class I
Shares sold	56,585	209,924	$587,375	$2,474,235
Reinvestment of distributions	981	–	10,531	–
Shares redeemed	(62,265)	(121,211)	(643,520)	(1,373,121)
Net increase (decrease)	(4,699)	88,713	$(45,614)	$1,101,114

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Fidelity® Total Emerging Markets Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.1	2.0
Naspers Ltd. Class N (South Africa, Media)	2.0	1.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5	1.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.4	0.6
China Mobile Ltd. (Hong Kong, Wireless Telecommuncation Services)	1.2	1.1
	8.2

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	17.5
Energy	16.8	14.9
Information Technology	13.0	10.9
Consumer Discretionary	7.4	5.7
Consumer Staples	5.8	5.7

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	8.7	9.3
Cayman Islands	6.9	7.0
Brazil	6.1	5.2
Mexico	6.0	6.2
India	5.5	5.3

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks and Equity Futures	67.5%
Bonds	28.8%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

As of October 31, 2015
Stocks and Equity Futures	55.3%
Bonds	40.8%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

Fidelity® Total Emerging Markets Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.3%
	Shares	Value
Argentina - 0.3%
Telecom Argentina SA Class B sponsored ADR	4,334	$81,132
YPF SA Class D sponsored ADR	6,200	124,930

TOTAL ARGENTINA		206,062

Austria - 0.3%
Erste Group Bank AG	7,805	224,500
Bermuda - 1.0%
AGTech Holdings Ltd. (a)	112,000	25,952
Credicorp Ltd. (United States)	1,290	187,592
GP Investments Ltd. Class A (depositary receipt) (a)	22,922	51,253
PAX Global Technology Ltd.	115,460	99,437
Shangri-La Asia Ltd.	262,000	320,071

TOTAL BERMUDA		684,305

Brazil - 2.6%
B2W Companhia Global do Varejo (a)	32,040	127,629
BB Seguridade Participacoes SA	36,310	316,726
BR Properties SA	6,700	20,007
CCR SA	32,700	153,838
Cielo SA	25,436	247,759
Companhia de Saneamento de Minas Gerais	15,706	98,184
Cosan SA Industria e Comercio	12,521	115,917
Direcional Engenharia SA	42,000	75,104
Fibria Celulose SA	6,700	59,183
FPC Par Corretora de Seguros	33,600	112,839
Minerva SA (a)	47,700	146,599
Smiles SA	29,700	344,561

TOTAL BRAZIL		1,818,346

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	5,080	102,870
Canada - 0.6%
Goldcorp, Inc.	3,600	72,534
Pan American Silver Corp.	17,700	277,359
Torex Gold Resources, Inc. (a)	44,300	78,735

TOTAL CANADA		428,628

Cayman Islands - 6.7%
51job, Inc. sponsored ADR (a)	3,100	92,380
58.com, Inc. ADR (a)	10,050	549,233
AAC Technology Holdings, Inc.	11,000	76,351
Alibaba Group Holding Ltd. sponsored ADR (a)	12,700	977,138
Autohome, Inc. ADR Class A (a)	2,000	59,120
Bitauto Holdings Ltd. ADR (a)	6,700	167,232
BizLink Holding, Inc.	5,000	28,480
China State Construction International Holdings Ltd.	84,000	130,847
CK Hutchison Holdings Ltd.	8,770	104,921
Ctrip.com International Ltd. ADR (a)	1,400	61,054
Haitian International Holdings Ltd.	34,000	58,010
Himax Technologies, Inc. sponsored ADR	4,100	42,599
JD.com, Inc. sponsored ADR (a)	13,600	347,616
New Oriental Education & Technology Group, Inc. sponsored ADR	3,100	121,396
Sino Biopharmaceutical Ltd.	248,000	175,734
SouFun Holdings Ltd. ADR	19,000	108,110
Sunny Optical Technology Group Co. Ltd.	25,000	77,106
Tencent Holdings Ltd.	51,750	1,053,025
Uni-President China Holdings Ltd.	404,600	376,791
Vipshop Holdings Ltd. ADR (a)	12,600	171,864

TOTAL CAYMAN ISLANDS		4,779,007

Chile - 1.0%
Compania Cervecerias Unidas SA sponsored ADR	7,700	172,634
CorpBanca SA	11,730,819	106,766
Empresas CMPC SA	25,201	56,988
Enersis Chile SA	316,233	38,579
Enersis SA	352,800	60,833
Inversiones La Construccion SA	9,283	109,456
Vina Concha y Toro SA	93,580	156,841

TOTAL CHILE		702,097

China - 5.4%
Anhui Conch Cement Co. Ltd. (H Shares)	78,000	205,535
BBMG Corp. (H Shares)	224,500	164,071
China Life Insurance Co. Ltd. (H Shares)	127,034	292,630
China Longyuan Power Grid Corp. Ltd. (H Shares)	155,860	107,832
China Pacific Insurance (Group) Co. Ltd. (H Shares)	138,106	484,261
China Petroleum & Chemical Corp. (H Shares)	204,000	143,756
China Suntien Green Energy Corp. Ltd. (H Shares)	328,690	37,395
China Telecom Corp. Ltd. (H Shares)	334,449	165,574
Industrial & Commercial Bank of China Ltd. (H Shares)	1,540,660	824,871
Inner Mongoli Yili Industries Co. Ltd.	67,371	156,407
Kweichow Moutai Co. Ltd.	8,040	311,961
Maanshan Iron & Steel Ltd. (H Shares) (a)	296,000	68,021
PetroChina Co. Ltd. (H Shares)	152,000	111,208
PICC Property & Casualty Co. Ltd. (H Shares)	117,800	214,287
Qingdao Haier Co. Ltd.	185,774	239,031
Shanghai International Airport Co. Ltd.	19,900	83,638
Zhengzhou Yutong Bus Co. Ltd.	37,500	118,801
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	20,000	113,795

TOTAL CHINA		3,843,074

Colombia - 0.2%
Bancolombia SA sponsored ADR	4,155	160,757
Egypt - 0.1%
Citadel Capital Corp. (a)	141,500	23,583
Global Telecom Holding GDR (a)	17,460	28,809

TOTAL EGYPT		52,392

Greece - 0.3%
Titan Cement Co. SA (Reg.)	9,700	221,273
Hong Kong - 3.7%
AIA Group Ltd.	34,320	205,392
China Mobile Ltd.	16,610	190,696
China Mobile Ltd. sponsored ADR	12,112	696,682
China Resources Beer Holdings Co. Ltd.	104,000	228,531
China Resources Power Holdings Co. Ltd.	64,189	108,110
CNOOC Ltd.	441,000	544,777
CNOOC Ltd. sponsored ADR	44	5,431
Far East Horizon Ltd.	438,980	348,452
Sinotruk Hong Kong Ltd.	154,000	77,544
Techtronic Industries Co. Ltd.	55,000	206,177

TOTAL HONG KONG		2,611,792

India - 5.5%
Adani Ports & Special Economic Zone	46,861	168,042
Axis Bank Ltd. (a)	21,528	153,101
Bharti Infratel Ltd.	36,476	205,895
Coal India Ltd.	60,713	263,278
Edelweiss Financial Services Ltd.	75,572	66,043
Eicher Motors Ltd. (a)	468	141,156
Grasim Industries Ltd.	3,510	226,465
Housing Development Finance Corp. Ltd.	2,631	43,112
ITC Ltd.	40,866	199,914
JK Cement Ltd.	12,525	111,862
Just Dial Ltd.	4,157	52,972
Larsen & Toubro Ltd. (a)	7,910	149,399
LIC Housing Finance Ltd. (a)	18,430	128,267
Lupin Ltd.	14,104	341,264
Oil & Natural Gas Corp. Ltd.	46,067	150,666
Petronet LNG Ltd.	25,887	102,709
Phoenix Mills Ltd.	23,725	114,686
Power Grid Corp. of India Ltd.	140,906	304,189
SREI Infrastructure Finance Ltd. (a)	116,223	104,018
State Bank of India (a)	54,040	153,760
Sun Pharmaceutical Industries Ltd.	31,005	378,685
Tata Consultancy Services Ltd.	10,234	390,638

TOTAL INDIA		3,950,121

Indonesia - 0.5%
Link Net Tbk PT	86,000	27,486
PT Bank Mandiri (Persero) Tbk	176,150	128,048
PT Bank Rakyat Indonesia Tbk	207,300	162,690
PT Kalbe Farma Tbk	555,300	57,896

TOTAL INDONESIA		376,120

Israel - 0.4%
Bezeq The Israel Telecommunication Corp. Ltd.	119,655	255,229
Japan - 0.2%
Rakuten, Inc.	10,832	117,759
Korea (South) - 7.8%
AMOREPACIFIC Group, Inc.	2,000	293,277
Daou Technology, Inc.	5,064	103,430
Duk San Neolux Co. Ltd. (a)	1,826	43,352
E-Mart Co. Ltd.	1,187	190,119
EO Technics Co. Ltd.	442	43,750
Fila Korea Ltd.	2,435	221,040
Hanon Systems	11,898	106,967
Hyundai Glovis Co. Ltd.	2,043	338,813
Hyundai Industrial Development & Construction Co.	3,241	142,859
Hyundai Mobis	1,845	419,510
InterPark INT Corp.	4,011	68,444
Kakao Corp.	742	65,089
KB Financial Group, Inc.	9,312	283,360
KEPCO Plant Service & Engineering Co. Ltd.	1,426	93,973
Korea Electric Power Corp.	3,805	205,551
Korean Reinsurance Co.	21,509	249,695
KT Corp.	2,253	60,021
KT Corp. sponsored ADR	3,052	41,538
LG Chemical Ltd.	1,202	311,601
NAVER Corp.	171	101,047
NCSOFT Corp.	726	145,114
Samsung Electronics Co. Ltd.	648	704,179
Samsung Fire & Marine Insurance Co. Ltd.	568	146,007
Samsung SDI Co. Ltd.	1,310	130,351
Shinhan Financial Group Co. Ltd.	14,142	515,690
SK Hynix, Inc.	16,437	403,868
SK Telecom Co. Ltd. sponsored ADR	4,250	85,000
Viatron Technologies, Inc.	2,018	50,552

TOTAL KOREA (SOUTH)		5,564,197

Malaysia - 0.3%
Tenaga Nasional Bhd	53,179	195,482
Mauritius - 0.1%
MakeMyTrip Ltd. (a)	3,100	56,916
Mexico - 3.8%
America Movil S.A.B. de CV Series L sponsored ADR	17,863	252,940
Banregio Grupo Financiero S.A.B. de CV	9,480	56,810
CEMEX S.A.B. de CV sponsored ADR	15,288	113,896
El Puerto de Liverpool S.A.B. de CV Class C	19,700	223,935
Fibra Uno Administracion SA de CV	119,360	284,167
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	17,100	161,114
Grupo Comercial Chedraui S.A.B. de CV	44,076	124,917
Grupo Financiero Banorte S.A.B. de CV Series O	117,969	669,705
Infraestructura Energetica Nova S.A.B. de CV	14,000	54,707
Macquarie Mexican (REIT)	252,670	347,768
Promotora y Operadora de Infraestructura S.A.B. de CV	6,200	78,629
Tenedora Nemak SA de CV	64,900	93,099
Wal-Mart de Mexico SA de CV Series V	94,100	232,725

TOTAL MEXICO		2,694,412

Netherlands - 0.7%
Cnova NV (a)	5,550	19,425
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(b)	15,500	72,950
Yandex NV (a)	19,517	399,513

TOTAL NETHERLANDS		491,888

Nigeria - 0.2%
Guaranty Trust Bank PLC GDR (Reg. S)	11,980	41,930
Transnational Corp. of Nigeria PLC	3,901,713	19,412
Zenith Bank PLC	1,851,312	118,155

TOTAL NIGERIA		179,497

Pakistan - 0.2%
Habib Bank Ltd.	96,700	174,336
Panama - 0.2%
Copa Holdings SA Class A	2,200	140,250
Philippines - 0.9%
Alliance Global Group, Inc.	547,150	168,676
Metro Pacific Investments Corp.	459,100	56,613
Metropolitan Bank & Trust Co.	124,721	215,448
Robinsons Land Corp.	363,980	209,713

TOTAL PHILIPPINES		650,450

Romania - 0.1%
Banca Transilvania SA	89,698	61,556
Russia - 3.4%
E.ON Russia JSC (a)	1,584,700	64,565
Lukoil PJSC sponsored ADR	13,700	580,675
Magnit OJSC GDR (Reg. S)	5,500	190,300
MMC Norilsk Nickel PJSC sponsored ADR	19,900	293,525
Mobile TeleSystems OJSC (a)	33,812	132,204
Mobile TeleSystems OJSC sponsored ADR	1,940	17,964
NOVATEK OAO GDR (Reg. S)	3,000	288,000
Rosneft Oil Co. OJSC (a)	55,500	300,753
Sberbank of Russia (a)	67,580	129,019
Sberbank of Russia sponsored ADR	39,884	319,710
Sistema JSFC (a)	240,200	72,128
Sistema JSFC sponsored GDR	2,860	21,021

TOTAL RUSSIA		2,409,864

Singapore - 0.7%
Ascendas Real Estate Investment Trust	135,310	247,509
CapitaMall Trust	54,800	84,348
First Resources Ltd.	103,200	146,184

TOTAL SINGAPORE		478,041

South Africa - 4.2%
Alexander Forbes Group Holdings Ltd. (c)	126,689	63,900
Aspen Pharmacare Holdings Ltd.	7,141	168,291
Barclays Africa Group Ltd. (d)	25,640	259,908
Bidvest Group Ltd.	8,056	204,455
Imperial Holdings Ltd.	18,800	196,819
JSE Ltd.	6,910	80,098
Life Healthcare Group Holdings Ltd.	53,600	140,785
Naspers Ltd. Class N	10,554	1,448,115
Nedbank Group Ltd.	8,080	103,361
Sasol Ltd.	4,000	130,841
Shoprite Holdings Ltd. (c)	9,551	114,885
Telkom SA Ltd.	23,762	94,612

TOTAL SOUTH AFRICA		3,006,070

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	25,681	176,475
Taiwan - 4.4%
Advanced Semiconductor Engineering, Inc.	98,000	94,153
Advantech Co. Ltd.	25,000	176,454
Boardtek Electronics Corp.	36,000	51,710
Catcher Technology Co. Ltd.	13,000	91,354
E.SUN Financial Holdings Co. Ltd.	252,546	139,943
Hermes Microvision, Inc.	1,000	30,802
Hon Hai Precision Industry Co. Ltd. (Foxconn)	29,555	70,541
HTC Corp.	22,000	56,119
Inotera Memories, Inc. (a)	29,000	26,304
King's Town Bank	96,600	67,285
Kingpak Technology, Inc. (a)	5,000	48,757
Largan Precision Co. Ltd.	1,833	128,809
MediaTek, Inc.	5,000	35,600
Siliconware Precision Industries Co. Ltd.	25,000	36,958
Taiwan Cement Corp.	270,000	274,990
Taiwan Fertilizer Co. Ltd.	44,000	59,728
Taiwan Semiconductor Manufacturing Co. Ltd.	324,000	1,486,264
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,642	38,735
Universal Cement Corp.	66,654	42,609
Vanguard International Semiconductor Corp.	38,000	58,171
Wistron NeWeb Corp.	19,000	49,407
Yuanta Financial Holding Co. Ltd.	247,231	81,510

TOTAL TAIWAN		3,146,203

Thailand - 1.8%
Advanced Info Service PCL (For. Reg.)	12,640	56,467
Airports of Thailand PCL (For. Reg.)	14,500	162,772
Intouch Holdings PCL NVDR	30,250	45,696
Jasmine Broadband Internet Infrastructure Fund	223,390	60,134
Kasikornbank PCL (For. Reg.)	74,080	354,277
PTT Global Chemical PCL (For. Reg.)	50,600	90,564
PTT PCL (For. Reg.)	25,700	223,734
Star Petroleum Refining PCL	253,300	79,791
Thai Union Frozen Products PCL (For. Reg.)	321,800	190,758

TOTAL THAILAND		1,264,193

Turkey - 0.9%
Aselsan A/S	14,000	99,871
Enka Insaat ve Sanayi A/S	46,000	79,900
Tupras Turkiye Petrol Rafinelleri A/S	7,900	208,511
Turkiye Garanti Bankasi A/S	53,674	165,220
Turkiye Halk Bankasi A/S	25,980	99,816

TOTAL TURKEY		653,318

United Arab Emirates - 0.7%
DP World Ltd.	7,270	137,403
Emaar Properties PJSC	95,651	177,088
First Gulf Bank PJSC	53,346	188,089

TOTAL UNITED ARAB EMIRATES		502,580

United Kingdom - 0.3%
Fresnillo PLC	10,600	172,384
HSBC Holdings PLC (Hong Kong)	10,995	73,189

TOTAL UNITED KINGDOM		245,573

United States of America - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	2,420	141,255
First Cash Financial Services, Inc.	2,549	116,566
Micron Technology, Inc. (a)	8,700	93,525

TOTAL UNITED STATES OF AMERICA		351,346

TOTAL COMMON STOCKS
(Cost $40,006,021)		42,976,979

Nonconvertible Preferred Stocks - 4.0%
Brazil - 3.1%
Ambev SA sponsored ADR	100,500	561,795
Banco do Estado Rio Grande do Sul SA	25,820	63,888
Companhia Paranaense de Energia-Copel:
(PN-B)	615	5,062
(PN-B) sponsored ADR	13,122	108,519
Itau Unibanco Holding SA sponsored ADR	67,638	644,590
Metalurgica Gerdau SA (PN)	100,570	85,094
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	44,106	260,225
Telefonica Brasil SA	9,537	117,464
Vale SA (PN-A) sponsored ADR	74,300	337,322

TOTAL BRAZIL		2,183,959

Korea (South) - 0.9%
Hyundai Motor Co. Series 2	3,119	271,969
Samsung Electronics Co. Ltd.	295	268,562
Samsung Fire & Marine Insurance Co. Ltd.	717	117,343

TOTAL KOREA (SOUTH)		657,874

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,875,342)		2,841,833
	Principal Amount	Value

Nonconvertible Bonds - 14.6%
Azerbaijan - 1.3%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)	200,000	188,600
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	200,000	205,550
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	325,000	292,050
6.95% 3/18/30 (Reg. S)	275,000	261,938

TOTAL AZERBAIJAN		948,138

Canada - 0.0%
Pacific Rubiales Energy Corp. 5.125% 3/28/23 (b)(e)	100,000	14,750
Colombia - 0.1%
Ecopetrol SA 7.375% 9/18/43	100,000	92,813
Georgia - 0.7%
Georgian Oil & Gas Corp.:
6.75% 4/26/21 (b)	250,000	251,300
6.875% 5/16/17 (b)	250,000	251,855

TOTAL GEORGIA		503,155

Indonesia - 2.2%
PT Pertamina Persero:
4.875% 5/3/22 (b)	275,000	283,452
5.25% 5/23/21 (b)	200,000	210,232
5.625% 5/20/43 (b)	200,000	184,581
6% 5/3/42 (b)	400,000	383,910
6.5% 5/27/41 (b)	475,000	484,377

TOTAL INDONESIA		1,546,552

Ireland - 0.2%
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (b)	100,000	104,625
Kazakhstan - 0.9%
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)	400,000	334,024
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (b)	300,000	328,500

TOTAL KAZAKHSTAN		662,524

Luxembourg - 2.0%
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	200,000	198,030
5.375% 1/27/21	530,000	471,038
8.375% 12/10/18	300,000	309,000
RSHB Capital SA 5.1% 7/25/18 (b)	400,000	411,280

TOTAL LUXEMBOURG		1,389,348

Mexico - 2.2%
Pemex Project Funding Master Trust 6.625% 6/15/35	350,000	355,250
Petroleos Mexicanos:
6.5% 6/2/41	425,000	424,150
6.625% (b)(f)	850,000	809,625

TOTAL MEXICO		1,589,025

Netherlands - 0.7%
Petrobras Global Finance BV:
6.85% 6/5/2115	215,000	159,100
7.25% 3/17/44	400,000	324,000

TOTAL NETHERLANDS		483,100

South Africa - 0.4%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)	300,000	282,375
Trinidad & Tobago - 0.8%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)	262,708	246,158
9.75% 8/14/19 (b)	300,000	312,900

TOTAL TRINIDAD & TOBAGO		559,058

Turkey - 0.3%
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)	200,000	199,498
United Arab Emirates - 0.1%
DP World Ltd. 6.85% 7/2/37 (Reg. S)	100,000	103,686
United Kingdom - 0.8%
Biz Finance PLC 9.625% 4/27/22 (b)	600,000	555,120
Venezuela - 1.9%
Petroleos de Venezuela SA:
5.25% 4/12/17	300,000	164,250
5.5% 4/12/37	500,000	176,200
6% 11/15/26 (Reg. S)	1,200,000	410,280
8.5% 11/2/17 (b)	166,667	97,500
9% 11/17/21 (Reg. S)	550,000	216,425
12.75% 2/17/22 (b)	600,000	279,000

TOTAL VENEZUELA		1,343,655

TOTAL NONCONVERTIBLE BONDS
(Cost $11,036,167)		10,377,422

Government Obligations - 14.6%
Angola - 0.3%
Angola Republic 9.5% 11/12/25 (b)	200,000	195,260
Argentina - 1.4%
Argentine Republic:
6.25% 4/22/19 (b)	150,000	155,550
6.875% 4/22/21 (b)	170,000	175,100
7.5% 4/22/26 (b)	185,000	187,775
7.625% 4/22/46 (b)	150,000	147,525
8.28% 12/31/33	315,459	330,443

TOTAL ARGENTINA		996,393

Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (b)	325,000	324,220
Barbados - 0.3%
Barbados Government 7% 8/4/22 (b)	250,000	245,750
Brazil - 0.4%
Brazilian Federative Republic:
5% 1/27/45	200,000	161,500
12.25% 3/6/30	100,000	155,500

TOTAL BRAZIL		317,000

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)	200,000	195,760
Colombia - 0.6%
Colombian Republic:
6.125% 1/18/41	100,000	107,250
7.375% 9/18/37	250,000	301,875

TOTAL COLOMBIA		409,125

Congo - 0.3%
Congo Republic 4% 6/30/29 (g)	292,600	209,958
Costa Rica - 0.5%
Costa Rican Republic:
4.375% 4/30/25 (b)	225,000	200,250
7.158% 3/12/45 (b)	200,000	186,500

TOTAL COSTA RICA		386,750

Croatia - 0.7%
Croatia Republic 6% 1/26/24 (b)	450,000	492,188
Dominican Republic - 0.6%
Dominican Republic 6.6% 1/28/24 (b)	375,000	401,250
Ecuador - 0.2%
Ecuador Republic 7.95% 6/20/24 (b)	200,000	173,500
El Salvador - 0.2%
El Salvador Republic 7.625% 2/1/41 (b)	150,000	131,625
Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)	200,000	181,500
Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (b)	200,000	174,724
Ghana - 0.5%
Ghana Republic:
7.875% 8/7/23 (Reg.S)	200,000	159,540
10.75% 10/14/30 (b)	200,000	196,760

TOTAL GHANA		356,300

Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	250,000	177,525
Ivory Coast - 0.3%
Ivory Coast 5.375% 7/23/24 (b)	200,000	184,500
Jamaica - 0.2%
Jamaican Government 8% 6/24/19	150,000	163,313
Jordan - 0.3%
Jordanian Kingdom 6.125% 1/29/26 (b)	200,000	211,250
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)	200,000	188,020
Lebanon - 0.2%
Lebanese Republic 6.1% 10/4/22	150,000	148,782
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)	200,000	157,796
Mozambique - 0.2%
Mozambique Republic 10.5% 1/18/23 (b)	200,000	163,000
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (b)	200,000	209,715
Russia - 1.7%
Russian Federation:
5% 4/29/20 (b)	225,000	237,915
5.625% 4/4/42 (b)	200,000	210,354
12.75% 6/24/28 (Reg. S)	425,000	730,159

TOTAL RUSSIA		1,178,428

Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (b)	200,000	217,040
Tanzania - 0.2%
United Republic of Tanzania 6.8921% 3/9/20 (h)	177,778	180,445
Turkey - 1.0%
Turkish Republic:
6.875% 3/17/36	100,000	119,125
7% 6/5/20	250,000	284,243
11.875% 1/15/30	165,000	284,460

TOTAL TURKEY		687,828

Ukraine - 0.2%
Ukraine Government 0% 5/31/40 (b)(h)	430,000	134,285
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.29% to 0.32% 5/19/16 to 6/23/16 (i)	280,000	279,951
Venezuela - 1.1%
Venezuelan Republic:
7% 3/31/38	650,000	232,375
9% 5/7/23 (Reg. S)	300,000	114,375
9.25% 9/15/27	650,000	277,063
12.75% 8/23/22	325,000	150,719

TOTAL VENEZUELA		774,532

Zambia - 0.2%
Republic of Zambia 8.97% 7/30/27 (b)	200,000	165,000
TOTAL GOVERNMENT OBLIGATIONS
(Cost $10,810,800)		10,412,713

Preferred Securities - 0.3%
Cayman Islands - 0.2%
Banco Do Brasil SA 9% (b)(f)(h)	200,000	150,139
Colombia - 0.1%
Colombia Telecomunicacines SA 8.5% (b)(f)(h)	100,000	89,739
TOTAL PREFERRED SECURITIES
(Cost $228,131)		239,878
	Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.38% (j)
(Cost $4,255,911)	4,255,911	4,255,911
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $69,212,372)		71,104,736
NET OTHER ASSETS (LIABILITIES) - 0.2%		139,079
NET ASSETS - 100%		$71,243,815

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
54 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	2,263,680	$(20,655)

The face value of futures purchased as a percentage of Net Assets is 3.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,146,512.

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,030,258 or 16.9% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,976.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,649
Total	$3,649

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,258,501	$4,614,494	$644,007	$--
Consumer Staples	3,794,638	3,189,316	605,322	--
Energy	3,672,597	2,704,620	967,977	--
Financials	12,054,266	8,140,422	3,913,844	--
Health Care	1,262,655	1,086,921	175,734	--
Industrials	3,229,566	2,744,449	485,117	--
Information Technology	9,198,494	6,249,248	2,949,246	--
Materials	3,367,091	2,481,726	885,365	--
Telecommunication Services	2,648,558	2,100,063	548,495	--
Utilities	1,332,446	910,953	421,493	--
Corporate Bonds	10,377,422	--	10,377,422	--
Government Obligations	10,412,713	--	10,412,713	--
Preferred Securities	239,878	--	239,878	--
Money Market Funds	4,255,911	4,255,911	--	--
Total Investments in Securities:	$71,104,736	$38,478,123	$32,626,613	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(20,655)	$(20,655)	$--	$--
Total Liabilities	$(20,655)	$(20,655)	$--	$--
Total Derivative Instruments:	$(20,655)	$(20,655)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$162,341
Level 2 to Level 1	$5,630,433

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(20,655)
Total Equity Risk	0	(20,655)
Total Value of Derivatives	$0	$(20,655)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

BBB	6.6%
BB	8.2%
B	8.4%
CCC,CC,C	3.8%
Not Rated	2.1%
Equities	64.3%
Short-Term Investments and Net Other Assets	6.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $64,956,461)	$66,848,825
Fidelity Central Funds (cost $4,255,911)	4,255,911
Total Investments (cost $69,212,372)		$71,104,736
Cash		96,849
Foreign currency held at value (cost $84,060)		84,095
Receivable for investments sold
Regular delivery		196,038
Delayed delivery		5,021
Receivable for fund shares sold		584,193
Dividends receivable		41,415
Interest receivable		448,185
Distributions receivable from Fidelity Central Funds		735
Prepaid expenses		57
Receivable from investment adviser for expense reductions		24,578
Other receivables		85,356
Total assets		72,671,258
Liabilities
Payable for investments purchased
Regular delivery	$1,039,039
Delayed delivery	31,664
Payable for fund shares redeemed	182,047
Accrued management fee	44,979
Distribution and service plan fees payable	9,024
Payable for daily variation margin for derivative instruments	12,354
Other affiliated payables	17,432
Other payables and accrued expenses	90,904
Total liabilities		1,427,443
Net Assets		$71,243,815
Net Assets consist of:
Paid in capital		$72,223,458
Undistributed net investment income		796,595
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,645,165)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,868,927
Net Assets		$71,243,815
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,739,977 ÷ 946,836 shares)		$10.29
Maximum offering price per share (100/94.25 of $10.29)		$10.92
Class T:
Net Asset Value and redemption price per share ($2,602,344 ÷ 252,697 shares)		$10.30
Maximum offering price per share (100/96.50 of $10.30)		$10.67
Class C:
Net Asset Value and offering price per share ($7,363,066 ÷ 717,907 shares)(a)		$10.26
Total Emerging Markets:
Net Asset Value, offering price and redemption price per share ($47,144,250 ÷ 4,583,390 shares)		$10.29
Class I:
Net Asset Value, offering price and redemption price per share ($4,394,178 ÷ 427,606 shares)		$10.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$389,416
Interest		1,118,515
Income from Fidelity Central Funds		3,649
Income before foreign taxes withheld		1,511,580
Less foreign taxes withheld		(41,195)
Total income		1,470,385
Expenses
Management fee	$257,316
Transfer agent fees	89,622
Distribution and service plan fees	53,784
Accounting fees and expenses	16,678
Custodian fees and expenses	115,562
Independent trustees' compensation	139
Registration fees	30,565
Audit	58,674
Legal	74
Miscellaneous	1,246
Total expenses before reductions	623,660
Expense reductions	(119,256)	504,404
Net investment income (loss)		965,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,705,939)
Foreign currency transactions	27,019
Futures contracts	(199,083)
Total net realized gain (loss)		(1,878,003)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,203)	2,049,760
Assets and liabilities in foreign currencies	175
Futures contracts	(42,773)
Total change in net unrealized appreciation (depreciation)		2,007,162
Net gain (loss)		129,159
Net increase (decrease) in net assets resulting from operations		$1,095,140

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$965,981	$1,845,806
Net realized gain (loss)	(1,878,003)	(1,339,969)
Change in net unrealized appreciation (depreciation)	2,007,162	(7,213,595)
Net increase (decrease) in net assets resulting from operations	1,095,140	(6,707,758)
Distributions to shareholders from net investment income	(1,715,467)	(1,198,750)
Distributions to shareholders from net realized gain	–	(136,019)
Total distributions	(1,715,467)	(1,334,769)
Share transactions - net increase (decrease)	6,358,083	(6,024,786)
Redemption fees	13,218	16,471
Total increase (decrease) in net assets	5,750,974	(14,050,842)
Net Assets
Beginning of period	65,492,841	79,543,683
End of period (including undistributed net investment income of $796,595 and undistributed net investment income of $1,546,081, respectively)	$71,243,815	$65,492,841

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$11.56	$11.37	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.28	.18	.18	.20
Net realized and unrealized gain (loss)	.04	(1.30)	.19	.48	.68
Total from investment operations	.18	(1.02)	.37	.66	.88
Distributions from net investment income	(.24)	(.17)	(.18)	(.15)	(.02)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.24)	(.19)	(.18)	(.16)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.29	$10.35	$11.56	$11.37	$10.86
Total ReturnD,E,F	1.84%	(8.92)%	3.30%	6.23%	8.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.00%I	1.93%	1.98%	1.89%	1.87%
Expenses net of fee waivers, if any	1.65%I	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.65%I	1.64%	1.65%	1.62%	1.62%
Net investment income (loss)	2.91%I	2.58%	1.61%	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$9,740	$10,164	$13,627	$18,837	$7,675
Portfolio turnover rateJ	93%I	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$11.54	$11.34	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.25	.15	.15	.17
Net realized and unrealized gain (loss)	.04	(1.30)	.19	.48	.68
Total from investment operations	.17	(1.05)	.34	.63	.85
Distributions from net investment income	(.20)	(.14)	(.14)	(.12)	(.01)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.20)	(.16)	(.14)	(.14)C	(.01)
Redemption fees added to paid in capitalB	–D	–D	–D	.01	–D
Net asset value, end of period	$10.30	$10.33	$11.54	$11.34	$10.84
Total ReturnE,F,G	1.74%	(9.18)%	3.04%	5.93%	8.56%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.33%J	2.27%	2.32%	2.13%	2.10%
Expenses net of fee waivers, if any	1.90%J	1.90%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.90%J	1.89%	1.90%	1.88%	1.87%
Net investment income (loss)	2.66%J	2.33%	1.36%	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$2,602	$3,331	$5,277	$5,967	$5,823
Portfolio turnover rateK	93%J	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$11.47	$11.29	$10.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.20	.10	.09	.12
Net realized and unrealized gain (loss)	.05	(1.30)	.19	.47	.69
Total from investment operations	.16	(1.10)	.29	.56	.81
Distributions from net investment income	(.15)	(.10)	(.11)	(.07)	(.01)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.15)	(.12)	(.11)	(.08)	(.01)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.26	$10.25	$11.47	$11.29	$10.80
Total ReturnD,E,F	1.56%	(9.68)%	2.56%	5.31%	8.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.74%I	2.68%	2.72%	2.65%	2.63%
Expenses net of fee waivers, if any	2.40%I	2.40%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.40%I	2.39%	2.40%	2.37%	2.37%
Net investment income (loss)	2.16%I	1.83%	.86%	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$7,363	$7,736	$10,104	$7,436	$5,824
Portfolio turnover rateJ	93%I	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$11.60	$11.40	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.31	.21	.21	.22
Net realized and unrealized gain (loss)	.05	(1.31)	.19	.47	.69
Total from investment operations	.20	(1.00)	.40	.68	.91
Distributions from net investment income	(.29)	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.29)	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.29	$10.38	$11.60	$11.40	$10.89
Total ReturnD,E	2.03%	(8.74)%	3.56%	6.44%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.72%	1.73%	1.56%	1.60%
Expenses net of fee waivers, if any	1.40%H	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%H	1.39%	1.40%	1.38%	1.38%
Net investment income (loss)	3.16%H	2.83%	1.86%	1.85%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$47,144	$37,918	$45,763	$49,959	$81,416
Portfolio turnover rateI	93%H	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.59	$11.40	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.31	.21	.20	.22
Net realized and unrealized gain (loss)	.05	(1.31)	.18	.48	.69
Total from investment operations	.20	(1.00)	.39	.68	.91
Distributions from net investment income	(.29)	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.29)	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.28	$10.37	$11.59	$11.40	$10.89
Total ReturnD,E	2.06%	(8.74)%	3.51%	6.44%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.66%H	1.58%	1.71%	1.63%	1.62%
Expenses net of fee waivers, if any	1.40%H	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%H	1.39%	1.40%	1.37%	1.37%
Net investment income (loss)	3.16%H	2.83%	1.86%	1.86%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$4,394	$6,343	$4,773	$5,354	$2,287
Portfolio turnover rateI	93%H	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, certain foreign taxes, market discount, passive foreign investment companies (PFIC), capital loss carryforward and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$6,261,932
Gross unrealized depreciation	(4,885,266)
Net unrealized appreciation (depreciation) on securities	$1,376,666
Tax cost	$69,728,070

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,367,584)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(199,083) and a change in net unrealized appreciation (depreciation) of $(42,773) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $32,470,293 and $28,900,560, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,947	$913
Class T	.25%	.25%	7,126	878
Class C	.75%	.25%	35,711	9,487
			$53,784	$11,278

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,031
Class T	1,228
Class C(a)	182
$4,441

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$11,430.26
Class T	4,831.34
Class C	9,178.26
Total Emerging Markets	59,330.29
Class I	4,853.18
	$89,622

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $230 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$15,535
Class T	1.90%	6,044
Class C	2.40%	12,340
Total Emerging Markets	1.40%	77,877
Class I	1.40%	7,037
		$118,833

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $190.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $233.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$214,855	$211,944
Class T	63,597	63,689
Class C	107,081	88,937
Total Emerging Markets	1,155,874	751,293
Class I	174,060	82,887
Total	$1,715,467	$1,198,750
From net realized gain
Class A	$–	$24,934
Class T	–	9,098
Class C	–	18,150
Total Emerging Markets	–	75,507
Class I	–	8,330
Total	$–	$136,019

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	231,549	251,231	$2,286,170	$2,772,246
Reinvestment of distributions	21,375	21,174	212,465	232,918
Shares redeemed	(288,585)	(469,131)	(2,888,428)	(4,963,727)
Net increase (decrease)	(35,661)	(196,726)	$(389,793)	$(1,958,563)
Class T
Shares sold	39,364	45,171	$384,188	$491,646
Reinvestment of distributions	6,356	6,566	63,302	72,226
Shares redeemed	(115,507)	(186,633)	(1,138,165)	(1,964,687)
Net increase (decrease)	(69,787)	(134,896)	$(690,675)	$(1,400,815)
Class C
Shares sold	117,585	198,104	$1,158,004	$2,115,228
Reinvestment of distributions	10,753	9,691	106,882	106,316
Shares redeemed	(164,784)	(334,580)	(1,599,463)	(3,520,139)
Net increase (decrease)	(36,446)	(126,785)	$(334,577)	$(1,298,595)
Total Emerging Markets
Shares sold	1,869,299	1,772,167	$18,595,164	$18,534,579
Reinvestment of distributions	112,410	70,595	1,116,229	777,256
Shares redeemed	(1,051,095)	(2,136,425)	(10,173,118)	(22,904,245)
Net increase (decrease)	930,614	(293,663)	$9,538,275	$(3,592,410)
Class I
Shares sold	163,149	421,240	$1,629,549	$4,563,340
Reinvestment of distributions	14,612	8,237	144,954	90,609
Shares redeemed	(361,612)	(229,844)	(3,539,650)	(2,428,352)
Net increase (decrease)	(183,851)	199,633	$(1,765,147)	$2,225,597

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Fidelity Emerging Markets Discovery Fund
Class A	1.70%
Actual		$1,000.00	$1,017.90	$8.53
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class T	1.95%
Actual		$1,000.00	$1,016.90	$9.78
Hypothetical-C		$1,000.00	$1,015.17	$9.77
Class C	2.45%
Actual		$1,000.00	$1,014.00	$12.27
Hypothetical-C		$1,000.00	$1,012.68	$12.26
Emerging Markets Discovery	1.45%
Actual		$1,000.00	$1,019.90	$7.28
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class I	1.45%
Actual		$1,000.00	$1,019.10	$7.28
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Fidelity Total Emerging Markets Fund
Class A	1.65%
Actual		$1,000.00	$1,018.40	$8.28
Hypothetical-C		$1,000.00	$1,016.66	$8.27
Class T	1.90%
Actual		$1,000.00	$1,017.40	$9.53
Hypothetical-C		$1,000.00	$1,015.42	$9.52
Class C	2.40%
Actual		$1,000.00	$1,015.60	$12.03
Hypothetical-C		$1,000.00	$1,012.93	$12.01
Total Emerging Markets	1.40%
Actual		$1,000.00	$1,020.30	$7.03
Hypothetical-C		$1,000.00	$1,017.90	$7.02
Class I	1.40%
Actual		$1,000.00	$1,020.60	$7.03
Hypothetical-C		$1,000.00	$1,017.90	$7.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

EMD-TEK-SANN-0616
1.931240.104

Fidelity Advisor® International Small Cap Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® International Small Cap Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	22.2%
United Kingdom	14.8%
United States of America*	5.9%
Canada	4.1%
France	4.0%
Cayman Islands	3.9%
Australia	3.6%
Switzerland	3.3%
Ireland	2.5%
Other	35.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	21.6%
United Kingdom	14.5%
United States of America*	6.6%
Canada	4.0%
Switzerland	3.9%
Cayman Islands	3.7%
Germany	3.4%
France	3.3%
Australia	2.9%
Other	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.0	94.6
Short-Term Investments and Net Other Assets (Liabilities)	5.0	5.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Micro Focus International PLC (United Kingdom, Software)	1.3	1.1
EBOS Group Ltd. (New Zealand, Health Care Providers & Services)	1.2	1.1
United Drug PLC (United Kingdom) (Ireland, Health Care Providers & Services)	1.1	1.0
Tsuruha Holdings, Inc. (Japan, Food & Staples Retailing)	1.1	0.9
Nuplex Industries Ltd. (New Zealand, Chemicals)	1.0	0.9
Nitori Holdings Co. Ltd. (Japan, Specialty Retail)	1.0	0.9
Frutarom Industries Ltd. (Israel, Chemicals)	1.0	1.1
Allied World Assurance Co. Holdings AG (Switzerland, Insurance)	1.0	0.9
JSR Corp. (Japan, Chemicals)	0.9	1.0
GUD Holdings Ltd. (Australia, Household Durables)	0.9	0.5
	10.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.9	22.6
Industrials	19.4	18.9
Consumer Discretionary	15.2	16.3
Information Technology	9.4	10.0
Consumer Staples	8.9	7.5
Health Care	8.9	8.5
Materials	7.8	6.9
Energy	4.1	3.5
Utilities	0.4	0.4

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 3.6%
Aub Group Ltd.	470,441	$3,111,988
Austal Ltd.	919,229	1,090,340
Challenger Ltd.	769,974	5,245,630
GUD Holdings Ltd. (a)	1,286,901	8,356,349
Imdex Ltd. (b)(c)	13,086,370	2,039,795
Life Healthcare Group Ltd.	2,075,053	2,145,763
Nanosonics Ltd. (b)	1,719,782	2,902,952
Programmed Maintenance Services Ltd.	1,870,070	2,083,095
SAI Global Ltd.	1,348,285	3,741,865
SomnoMed Ltd. (a)(b)	672,977	1,453,222

TOTAL AUSTRALIA		32,170,999

Austria - 1.8%
Andritz AG	118,732	6,649,514
IMMOFINANZ Immobilien Anlagen AG (a)(b)	1,934,143	4,560,048
RHI AG	218,140	4,690,891

TOTAL AUSTRIA		15,900,453

Bailiwick of Jersey - 0.6%
Regus PLC	1,332,800	5,694,258
Belgium - 1.0%
Barco NV	67,583	4,719,767
Econocom Group SA	362,620	3,907,202

TOTAL BELGIUM		8,626,969

Bermuda - 1.6%
BW Offshore Ltd.	5,305,227	1,159,634
Hiscox Ltd.	389,355	5,122,999
Petra Diamonds Ltd.	3,093,474	5,333,635
Travelport Worldwide Ltd.	228,600	3,188,970

TOTAL BERMUDA		14,805,238

Brazil - 0.3%
MAHLE Metal Leve SA	362,500	2,385,222
British Virgin Islands - 0.3%
Gem Diamonds Ltd.	1,174,862	2,326,060
Canada - 4.1%
AutoCanada, Inc. (a)	254,084	4,157,444
Dorel Industries, Inc. Class B (sub. vtg.)	122,003	2,714,851
Genesis Land Development Corp.	1,051,822	2,221,510
Jean Coutu Group, Inc. Class A (sub. vtg.)	244,913	3,724,348
Lassonde Industries, Inc. Class A (sub. vtg.)	37,869	5,281,499
McCoy Global, Inc.	1,341,870	2,192,423
Open Text Corp.	136,048	7,617,257
ShawCor Ltd. Class A	117,885	3,185,065
Whitecap Resources, Inc. (a)	696,153	5,221,009

TOTAL CANADA		36,315,406

Cayman Islands - 3.9%
AMVIG Holdings Ltd.	16,168,000	6,657,294
Best Pacific International Holdings Ltd.	1,678,000	995,768
China High Precision Automation Group Ltd. (b)	712,000	1
China Metal Recycling (Holdings) Ltd. (b)	436,800	1
Greatview Aseptic Pack Co. Ltd.	5,597,000	2,834,467
Haitian International Holdings Ltd.	2,600,000	4,436,023
Lifestyle International Holdings Ltd.	3,347,000	5,544,385
Pico Far East Holdings Ltd.	18,482,000	5,010,814
SITC International Holdings Co. Ltd.	12,181,000	6,583,480
Value Partners Group Ltd.	3,286,000	3,136,655

TOTAL CAYMAN ISLANDS		35,198,888

Chile - 0.9%
Quinenco SA	2,409,395	4,740,929
Vina San Pedro SA	352,175,653	3,470,184

TOTAL CHILE		8,211,113

Denmark - 0.7%
Jyske Bank A/S (Reg.)	153,703	6,292,655
Finland - 2.4%
Amer Group PLC (A Shares)	201,445	5,955,760
Asiakastieto Group Oyj	192,023	3,518,015
Cramo Oyj (B Shares)	186,710	3,734,951
Olvi PLC (A Shares)	126,157	3,504,504
Tikkurila Oyj	269,946	4,732,347

TOTAL FINLAND		21,445,577

France - 4.0%
ALTEN	105,219	6,505,975
Coface SA	358,202	2,891,212
Rexel SA	300,300	4,549,248
Saft Groupe SA	116,100	3,608,000
The Lisi Group	143,009	4,092,174
The Vicat Group	88,556	6,165,184
Thermador Groupe SA	27,557	2,519,914
Wendel SA	47,235	5,457,321

TOTAL FRANCE		35,789,028

Germany - 2.0%
AURELIUS AG	86,435	5,168,339
CompuGroup Medical AG	178,949	7,028,260
mutares AG	144,900	2,405,807
SHW Group	102,339	2,953,018

TOTAL GERMANY		17,555,424

Greece - 0.4%
Metka SA	435,516	3,332,417
Hong Kong - 1.9%
Dah Sing Banking Group Ltd.	3,157,200	5,616,923
Far East Horizon Ltd.	4,274,000	3,392,604
Magnificent Hotel Investment L	113,522,000	2,805,015
Shun Ho Technology Holdings Ltd.	1,650,033	552,810
Techtronic Industries Co. Ltd.	1,142,000	4,280,981

TOTAL HONG KONG		16,648,333

India - 0.6%
Edelweiss Financial Services Ltd.	3,634,440	3,176,178
Torrent Pharmaceuticals Ltd.	100,431	2,162,444

TOTAL INDIA		5,338,622

Indonesia - 0.7%
PT ACE Hardware Indonesia Tbk	43,202,200	3,030,182
PT Media Nusantara Citra Tbk	17,060,400	3,040,032

TOTAL INDONESIA		6,070,214

Ireland - 2.5%
C&C Group PLC	885,778	3,978,942
Mincon Group PLC	5,015,823	4,284,553
Origin Enterprises PLC	588,700	4,147,007
United Drug PLC (United Kingdom)	1,079,749	9,655,373

TOTAL IRELAND		22,065,875

Isle of Man - 0.6%
Optimal Payments PLC (b)	1,050,400	5,850,627
Israel - 1.0%
Frutarom Industries Ltd.	167,089	8,563,621
Italy - 1.1%
Banco di Desio e della Brianza SpA	669,139	1,886,379
Danieli & C. Officine Meccaniche SpA	98,967	2,170,119
Recordati SpA	232,561	5,909,063

TOTAL ITALY		9,965,561

Japan - 22.2%
A/S One Corp.	142,500	5,138,270
Aeon Delight Co. Ltd.	192,900	5,326,040
Ain Holdings, Inc.	61,100	2,968,116
Arc Land Sakamoto Co. Ltd.	432,300	4,488,634
Broadleaf Co. Ltd.	383,300	3,787,796
Central Automotive Products Ltd. (d)	316,000	2,633,793
Daiwa Industries Ltd.	495,600	4,248,249
Dexerials Corp.	303,900	2,459,684
Fuji Corp.	149,100	2,347,486
Fukuda Denshi Co. Ltd.	129,800	7,087,053
Funai Soken Holdings, Inc.	190,320	2,887,506
GMO Internet, Inc.	404,200	4,745,925
Iida Group Holdings Co. Ltd.	223,551	4,175,060
Japan Meat Co. Ltd.	195,300	1,940,491
JSR Corp.	621,100	8,514,147
KAWAI Musical Instruments Manufacturing Co. Ltd.	165,700	3,016,977
Kinugawa Rubber Industrial Co. Ltd.	733,000	5,103,808
Konica Minolta, Inc.	286,800	2,475,534
Kotobuki Spirits Co. Ltd.	165,900	3,228,062
Leopalace21 Corp. (b)	966,500	5,799,511
Meitec Corp.	145,700	5,054,040
Minebea Mitsumi, Inc.	382,000	3,128,958
Miraca Holdings, Inc.	131,500	5,588,374
Mitani Shoji Co. Ltd.	247,700	7,137,523
Monex Group, Inc.	699,100	1,803,481
Nihon House Holdings Co. Ltd. (a)	795,600	2,681,573
Nihon Parkerizing Co. Ltd. (d)	366,900	3,236,205
Nitori Holdings Co. Ltd.	95,300	8,864,694
Paramount Bed Holdings Co. Ltd.	205,600	7,648,082
Ricoh Leasing Co. Ltd.	243,600	7,037,993
S Foods, Inc. (a)	337,600	8,036,637
San-Ai Oil Co. Ltd.	589,000	4,127,949
Shinsei Bank Ltd.	3,781,000	5,299,360
Ship Healthcare Holdings, Inc.	161,700	3,990,497
TKC Corp.	239,700	6,512,310
Toshiba Plant Systems & Services Corp.	582,700	7,205,920
Toyo Suisan Kaisha Ltd.	103,400	3,651,856
Tsuruha Holdings, Inc.	100,000	9,591,564
VT Holdings Co. Ltd.	1,114,800	5,632,719
Welcia Holdings Co. Ltd.	77,700	4,104,307
Yamada Consulting Group Co. Ltd.	174,600	5,334,116

TOTAL JAPAN		198,040,300

Korea (South) - 1.3%
BGFretail Co. Ltd.	17,709	2,875,051
Fila Korea Ltd.	43,834	3,979,083
Hy-Lok Corp.	125,792	3,123,733
NS Shopping Co. Ltd. (b)	12,780	1,673,249

TOTAL KOREA (SOUTH)		11,651,116

Luxembourg - 0.5%
Grand City Properties SA	189,517	4,186,054
Mexico - 0.0%
Genomma Lab Internacional SA de CV (b)	66,889	73,480
Netherlands - 2.1%
Amsterdam Commodities NV	196,055	5,296,907
Arcadis NV	199,900	3,423,132
BinckBank NV	737,859	4,343,556
IMCD Group BV	142,000	5,733,174

TOTAL NETHERLANDS		18,796,769

New Zealand - 2.2%
EBOS Group Ltd.	929,004	10,352,886
Nuplex Industries Ltd.	2,454,889	9,033,445

TOTAL NEW ZEALAND		19,386,331

Norway - 2.0%
ABG Sundal Collier ASA (a)	6,615,910	4,617,748
Ekornes A/S	331,597	3,871,175
Kongsberg Gruppen ASA	337,433	5,657,514
Spectrum ASA	1,183,572	3,895,336

TOTAL NORWAY		18,041,773

Philippines - 0.2%
Century Pacific Food, Inc.	4,939,000	1,984,631
Portugal - 0.5%
NOS SGPS SA	670,400	4,809,274
Romania - 0.4%
Banca Transilvania SA	5,501,626	3,775,557
Singapore - 2.2%
Boustead Projects Pte Ltd. (b)	618,906	296,832
Boustead Singapore Ltd.	2,267,369	1,315,052
Hour Glass Ltd.	8,087,500	4,510,261
Mapletree Industrial (REIT)	3,150,494	3,759,931
OSIM International Ltd.	3,765,300	3,891,711
Wing Tai Holdings Ltd.	4,110,600	5,731,029

TOTAL SINGAPORE		19,504,816

South Africa - 0.8%
Clicks Group Ltd.	992,132	7,246,235
Spain - 0.5%
Hispania Activos Inmobiliarios SA (b)	315,800	4,628,567
Sweden - 1.1%
Addlife AB (b)	59,554	752,726
AddTech AB (B Shares)	211,219	2,656,528
Coor Service Management Holding AB	474,600	2,245,802
Ratos AB (B Shares) (a)	711,500	4,162,440

TOTAL SWEDEN		9,817,496

Switzerland - 3.3%
Allied World Assurance Co. Holdings AG	239,504	8,521,552
Daetwyler Holdings AG	18,222	2,708,701
Pargesa Holding SA	27,516	1,911,750
Vontobel Holdings AG	189,326	8,190,377
VZ Holding AG	24,982	7,773,509

TOTAL SWITZERLAND		29,105,889

Taiwan - 2.2%
King's Town Bank	4,364,000	3,039,656
Sunspring Metal Corp.	3,075,000	3,864,811
Tripod Technology Corp.	2,830,000	5,177,631
Vanguard International Semiconductor Corp.	3,124,000	4,782,274
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	1,182,000	2,630,895

TOTAL TAIWAN		19,495,267

Thailand - 1.0%
Delta Electronics PCL (For. Reg.)	2,525,300	5,206,804
TISCO Financial Group PCL	2,773,700	3,455,210

TOTAL THAILAND		8,662,014

Turkey - 0.4%
Aygaz A/S	864,000	3,560,372
United Kingdom - 14.8%
Aberdeen Asset Management PLC	799,849	3,490,905
AEW UK REIT PLC	2,828,268	4,132,524
Alliance Pharma PLC	3,728,897	2,451,815
Amec Foster Wheeler PLC	556,552	4,016,424
Ashmore Group PLC (a)	1,036,507	4,651,006
BBA Aviation PLC	2,510,798	7,344,642
Bond International Software PLC	899,666	1,156,801
Brammer PLC (a)	1,014,728	2,587,259
Brewin Dolphin Holding PLC	808,175	3,235,570
Cineworld Group PLC	431,676	3,267,251
Close Brothers Group PLC	269,680	4,775,800
Countrywide PLC	1,161,507	6,031,621
Diploma PLC	363,251	3,882,540
Elementis PLC	1,178,900	3,718,985
Empiric Student Property PLC	1,836,872	3,012,729
Exova Group Ltd. PLC	1,002,769	2,344,313
Informa PLC	560,320	5,358,467
ITE Group PLC	1,873,654	4,250,263
James Fisher and Sons PLC	204,800	4,234,296
Jardine Lloyd Thompson Group PLC	270,900	3,431,807
John Wood Group PLC	542,500	4,950,248
Luxfer Holdings PLC sponsored ADR	491,254	6,312,614
McColl's Retail Group PLC	1,844,974	4,313,254
Mears Group PLC	1,047,710	6,100,483
Melrose Industries PLC	142,773	778,751
Micro Focus International PLC	507,044	11,327,864
PayPoint PLC	243,111	2,994,518
Sinclair Pharma PLC (b)	6,297,432	3,312,537
Spectris PLC	200,847	5,344,045
The Restaurant Group PLC	676,100	2,717,668
Ultra Electronics Holdings PLC	259,525	6,696,759

TOTAL UNITED KINGDOM		132,223,759

United States of America - 0.9%
Dillard's, Inc. Class A	93,994	6,621,877
Hornbeck Offshore Services, Inc. (a)(b)	152,170	1,786,476
YOU On Demand Holdings, Inc. warrants 8/30/17 (b)(e)	27,500	615

TOTAL UNITED STATES OF AMERICA		8,408,968

TOTAL COMMON STOCKS
(Cost $827,590,703)		843,951,228

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Banco ABC Brasil SA
(Cost $3,961,678)	1,117,476	3,850,284

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.38% (f)	39,282,539	39,282,539
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	13,711,375	13,711,375
TOTAL MONEY MARKET FUNDS
(Cost $52,993,914)		52,993,914
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $884,546,295)		900,795,426
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(8,908,552)
NET ASSETS - 100%		$891,886,874

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $615 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,241
Fidelity Securities Lending Cash Central Fund	178,311
Total	$239,552

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Imdex Ltd.	$1,246,756	$769,515	$--	$--	$2,039,795
Total	$1,246,756	$769,515	$--	$--	$2,039,795

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$135,678,269	$77,543,137	$58,135,132	$--
Consumer Staples	79,343,595	45,822,562	33,521,033	--
Energy	36,083,912	31,955,963	4,127,949	--
Financials	184,335,775	152,249,248	32,086,527	--
Health Care	77,652,797	48,200,521	29,452,276	--
Industrials	175,903,353	121,229,081	54,674,272	--
Information Technology	84,766,467	64,785,217	19,981,249	1
Materials	70,476,972	49,234,858	21,242,113	1
Utilities	3,560,372	3,560,372	--	--
Money Market Funds	52,993,914	52,993,914	--	--
Total Investments in Securities:	$900,795,426	$647,574,873	$253,220,551	$2

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$3,784,452
Level 2 to Level 1	$53,766,744

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,024,078) — See accompanying schedule: Unaffiliated issuers (cost $826,178,703)	$845,761,717
Fidelity Central Funds (cost $52,993,914)	52,993,914
Other affiliated issuers (cost $5,373,678)	2,039,795
Total Investments (cost $884,546,295)		$900,795,426
Foreign currency held at value (cost $3,435,438)		3,443,129
Receivable for investments sold		1,018,282
Receivable for fund shares sold		680,172
Dividends receivable		5,489,031
Distributions receivable from Fidelity Central Funds		53,923
Prepaid expenses		773
Other receivables		13,513
Total assets		911,494,249
Liabilities
Payable for investments purchased
Regular delivery	$2,507,860
Delayed delivery	73,580
Payable for fund shares redeemed	2,257,365
Accrued management fee	696,108
Distribution and service plan fees payable	20,488
Other affiliated payables	220,069
Other payables and accrued expenses	120,530
Collateral on securities loaned, at value	13,711,375
Total liabilities		19,607,375
Net Assets		$891,886,874
Net Assets consist of:
Paid in capital		$875,247,184
Undistributed net investment income		8,805,214
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,523,197)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,357,673
Net Assets		$891,886,874
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,897,656 ÷ 1,419,288 shares)		$22.47
Maximum offering price per share (100/94.25 of $22.47)		$23.84
Class T:
Net Asset Value and redemption price per share ($13,016,808 ÷ 582,355 shares)		$22.35
Maximum offering price per share (100/96.50 of $22.35)		$23.16
Class B:
Net Asset Value and offering price per share ($276,630 ÷ 12,519 shares)(a)		$22.10
Class C:
Net Asset Value and offering price per share ($9,910,610 ÷ 455,303 shares)(a)		$21.77
International Small Cap:
Net Asset Value, offering price and redemption price per share ($828,798,591 ÷ 36,296,748 shares)		$22.83
Class I:
Net Asset Value, offering price and redemption price per share ($7,986,579 ÷ 347,003 shares)		$23.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$15,653,620
Income from Fidelity Central Funds		239,552
Income before foreign taxes withheld		15,893,172
Less foreign taxes withheld		(1,109,413)
Total income		14,783,759
Expenses
Management fee
Basic fee	$3,548,462
Performance adjustment	764,573
Transfer agent fees	1,114,365
Distribution and service plan fees	119,772
Accounting and security lending fees	200,536
Custodian fees and expenses	146,102
Independent trustees' compensation	1,816
Registration fees	47,264
Audit	52,823
Legal	1,099
Miscellaneous	2,661
Total expenses before reductions	5,999,473
Expense reductions	(7,275)	5,992,198
Net investment income (loss)		8,791,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(883,158)
Foreign currency transactions	(42,970)
Total net realized gain (loss)		(926,128)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,069,850
Assets and liabilities in foreign currencies	179,334
Total change in net unrealized appreciation (depreciation)		17,249,184
Net gain (loss)		16,323,056
Net increase (decrease) in net assets resulting from operations		$25,114,617

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,791,561	$11,998,423
Net realized gain (loss)	(926,128)	25,838,406
Change in net unrealized appreciation (depreciation)	17,249,184	6,824,724
Net increase (decrease) in net assets resulting from operations	25,114,617	44,661,553
Distributions to shareholders from net investment income	(10,933,091)	(7,662,528)
Distributions to shareholders from net realized gain	(23,540,154)	(116,906,834)
Total distributions	(34,473,245)	(124,569,362)
Share transactions - net increase (decrease)	27,183,054	53,722,708
Redemption fees	70,645	103,111
Total increase (decrease) in net assets	17,895,071	(26,081,990)
Net Assets
Beginning of period	873,991,803	900,073,793
End of period (including undistributed net investment income of $8,805,214 and undistributed net investment income of $10,946,744, respectively)	$891,886,874	$873,991,803

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.69	$24.98	$26.34	$19.74	$18.97	$20.42
Income from Investment Operations
Net investment income (loss)A	.20	.27	.17	.06	.06	.10
Net realized and unrealized gain (loss)	.45	1.05	(.89)	6.94	1.09	(.88)
Total from investment operations	.65	1.32	(.72)	7.00	1.15	(.78)
Distributions from net investment income	(.25)	(.16)	(.05)	(.07)	(.11)	(.02)
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.33)	(.27)	(.66)
Total distributions	(.87)	(3.61)	(.65)	(.40)	(.38)	(.68)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$22.47	$22.69	$24.98	$26.34	$19.74	$18.97
Total ReturnC,D,E	2.97%	6.21%	(2.79)%	36.18%	6.28%	(4.00)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.66%H	1.59%	1.50%	1.61%	1.63%	1.56%
Expenses net of fee waivers, if any	1.66%H	1.58%	1.50%	1.61%	1.63%	1.55%
Expenses net of all reductions	1.66%H	1.58%	1.50%	1.60%	1.60%	1.54%
Net investment income (loss)	1.88%H	1.18%	.65%	.25%	.32%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$31,898	$28,238	$24,572	$24,020	$14,125	$17,185
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.55	$24.81	$26.17	$19.59	$18.80	$20.23
Income from Investment Operations
Net investment income (loss)A	.17	.21	.10	–B	.01	.05
Net realized and unrealized gain (loss)	.44	1.04	(.87)	6.90	1.08	(.86)
Total from investment operations	.61	1.25	(.77)	6.90	1.09	(.81)
Distributions from net investment income	(.19)	(.06)	–	–	(.03)	–
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.32)	(.27)	(.63)
Total distributions	(.81)	(3.51)	(.60)	(.32)	(.30)	(.63)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$22.35	$22.55	$24.81	$26.17	$19.59	$18.80
Total ReturnC,D,E	2.81%	5.90%	(3.00)%	35.80%	5.97%	(4.18)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.95%H	1.87%	1.77%	1.87%	1.88%	1.82%
Expenses net of fee waivers, if any	1.95%H	1.86%	1.77%	1.87%	1.88%	1.81%
Expenses net of all reductions	1.95%H	1.86%	1.76%	1.85%	1.85%	1.79%
Net investment income (loss)	1.58%H	.90%	.38%	(.01)%	.07%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$13,017	$12,400	$12,296	$13,530	$9,262	$13,744
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.22	$24.51	$25.87	$19.22	$18.38	$19.79
Income from Investment Operations
Net investment income (loss)A	.12	.09	(.03)	(.11)	(.08)	(.05)
Net realized and unrealized gain (loss)	.44	1.04	(.87)	6.84	1.07	(.85)
Total from investment operations	.56	1.13	(.90)	6.73	.99	(.90)
Distributions from net investment income	(.06)	–	–	–	–	–
Distributions from net realized gain	(.62)	(3.42)	(.47)	(.08)	(.15)	(.52)
Total distributions	(.68)	(3.42)	(.47)	(.08)	(.15)	(.52)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$22.10	$22.22	$24.51	$25.87	$19.22	$18.38
Total ReturnC,D,E	2.59%	5.40%	(3.52)%	35.14%	5.45%	(4.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.44%H	2.36%	2.28%	2.37%	2.38%	2.32%
Expenses net of fee waivers, if any	2.44%H	2.36%	2.28%	2.36%	2.38%	2.30%
Expenses net of all reductions	2.44%H	2.36%	2.27%	2.35%	2.35%	2.29%
Net investment income (loss)	1.09%H	.41%	(.13)%	(.51)%	(.43)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$277	$390	$507	$795	$790	$2,067
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.96	$24.27	$25.68	$19.18	$18.38	$19.85
Income from Investment Operations
Net investment income (loss)A	.11	.09	(.02)	(.11)	(.08)	(.04)
Net realized and unrealized gain (loss)	.45	1.02	(.85)	6.79	1.07	(.85)
Total from investment operations	.56	1.11	(.87)	6.68	.99	(.89)
Distributions from net investment income	(.13)	–	–	–	–	–
Distributions from net realized gain	(.62)	(3.42)	(.55)	(.18)	(.19)	(.59)
Total distributions	(.75)	(3.42)	(.55)	(.18)	(.19)	(.59)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$21.77	$21.96	$24.27	$25.68	$19.18	$18.38
Total ReturnC,D,E	2.61%	5.37%	(3.43)%	35.15%	5.46%	(4.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.44%H	2.36%	2.23%	2.33%	2.38%	2.27%
Expenses net of fee waivers, if any	2.44%H	2.35%	2.22%	2.33%	2.38%	2.26%
Expenses net of all reductions	2.44%H	2.35%	2.22%	2.32%	2.35%	2.24%
Net investment income (loss)	1.09%H	.41%	(.07)%	(.47)%	(.43)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,911	$11,359	$12,576	$13,426	$6,799	$9,545
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.06	$25.34	$26.67	$19.99	$19.23	$20.66
Income from Investment Operations
Net investment income (loss)A	.23	.34	.25	.12	.11	.17
Net realized and unrealized gain (loss)	.45	1.07	(.90)	7.02	1.10	(.89)
Total from investment operations	.68	1.41	(.65)	7.14	1.21	(.72)
Distributions from net investment income	(.29)	(.24)	(.09)	(.14)	(.18)	(.06)
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.33)	(.27)	(.66)
Total distributions	(.91)	(3.69)	(.69)	(.46)B	(.45)	(.72)
Redemption fees added to paid in capitalA	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$22.83	$23.06	$25.34	$26.67	$19.99	$19.23
Total ReturnD,E	3.07%	6.53%	(2.48)%	36.56%	6.55%	(3.65)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.40%H	1.31%	1.21%	1.33%	1.35%	1.26%
Expenses net of fee waivers, if any	1.40%H	1.31%	1.20%	1.32%	1.35%	1.25%
Expenses net of all reductions	1.40%H	1.31%	1.20%	1.31%	1.33%	1.23%
Net investment income (loss)	2.13%H	1.45%	.95%	.53%	.59%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$828,799	$811,534	$842,031	$1,029,629	$692,769	$856,692
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.24	$25.34	$26.67	$20.00	$19.24	$20.66
Income from Investment Operations
Net investment income (loss)A	.24	.36	.29	.16	.13	.18
Net realized and unrealized gain (loss)	.47	1.07	(.90)	7.00	1.10	(.89)
Total from investment operations	.71	1.43	(.61)	7.16	1.23	(.71)
Distributions from net investment income	(.31)	(.08)	(.13)	(.16)	(.20)	(.06)
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.33)	(.27)	(.66)
Total distributions	(.93)	(3.53)	(.73)	(.49)	(.47)	(.72)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$23.02	$23.24	$25.34	$26.67	$20.00	$19.24
Total ReturnC,D	3.16%	6.60%	(2.35)%	36.68%	6.65%	(3.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.34%G	1.24%	1.08%	1.20%	1.25%	1.22%
Expenses net of fee waivers, if any	1.34%G	1.23%	1.08%	1.20%	1.25%	1.21%
Expenses net of all reductions	1.34%G	1.23%	1.08%	1.18%	1.22%	1.19%
Net investment income (loss)	2.20%G	1.53%	1.07%	.66%	.70%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$7,987	$10,070	$8,092	$67,038	$9,503	$15,752
Portfolio turnover rateH	25%G	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$118,739,691
Gross unrealized depreciation	(109,342,665)
Net unrealized appreciation (depreciation) on securities	$9,397,026
Tax cost	$891,398,400

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,149,143 and $100,546,287, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI ACWI (All Country World Index) ex USA Small Cap Index effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was 1.03% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$36,761	$–
Class T	.25%	.25%	30,678	–
Class B	.75%	.25%	1,596	1,197
Class C	.75%	.25%	50,737	8,321
			$119,772	$9,518

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,966
Class T	1,548
Class B(a)	8
Class C(a)	1,861
$12,383

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39,714.27
Class T	19,256.31
Class B	483.30
Class C	15,549.31
International Small Cap	1,030,543.27
Class I	8,820.20
	$1,114,365

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $731 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $178,311, including $844 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,199 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,061.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$319,347	$155,785
Class T	106,306	27,108
Class B	996	–
Class C	64,383	–
International Small Cap	10,307,620	7,454,709
Class I	134,439	24,926
Total	$10,933,091	$7,662,528
From net realized gain
Class A	$788,825	$3,382,206
Class T	339,739	1,671,017
Class B	10,287	66,002
Class C	319,340	1,697,539
International Small Cap	21,811,338	109,040,767
Class I	270,625	1,049,303
Total	$23,540,154	$116,906,834

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	325,140	432,152	$6,861,060	$9,990,970
Reinvestment of distributions	49,226	159,613	1,077,561	3,404,539
Shares redeemed	(199,361)	(331,016)	(4,291,584)	(7,450,558)
Net increase (decrease)	175,005	260,749	$3,647,037	$5,944,951
Class T
Shares sold	98,594	124,085	$2,040,918	$2,869,552
Reinvestment of distributions	20,220	77,005	440,798	1,636,354
Shares redeemed	(86,353)	(146,828)	(1,830,831)	(3,289,706)
Net increase (decrease)	32,461	54,262	$650,885	$1,216,200
Class B
Shares sold	2,210	4,667	$44,407	$108,058
Reinvestment of distributions	493	2,954	10,648	62,128
Shares redeemed	(7,751)	(10,732)	(163,958)	(240,945)
Net increase (decrease)	(5,048)	(3,111)	$(108,903)	$(70,759)
Class C
Shares sold	60,963	196,292	$1,285,274	$4,379,607
Reinvestment of distributions	16,869	71,584	358,801	1,488,229
Shares redeemed	(139,670)	(268,981)	(2,822,873)	(5,818,752)
Net increase (decrease)	(61,838)	(1,105)	$(1,178,798)	$49,084
International Small Cap
Shares sold	4,597,133	7,876,402	$99,766,157	$184,799,928
Reinvestment of distributions	1,408,054	5,231,399	31,286,953	113,102,853
Shares redeemed	(4,905,938)	(11,138,439)	(105,124,693)	(253,855,534)
Net increase (decrease)	1,099,249	1,969,362	$25,928,417	$44,047,247
Class I
Shares sold	181,821	256,693	$3,999,752	$5,987,647
Reinvestment of distributions	16,670	46,102	373,252	1,003,648
Shares redeemed	(284,792)	(188,812)	(6,128,588)	(4,455,310)
Net increase (decrease)	(86,301)	113,983	$(1,755,584)	$2,535,985

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owner of record of 14% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.66%
Actual		$1,000.00	$1,029.70	$8.38
Hypothetical-C		$1,000.00	$1,016.61	$8.32
Class T	1.95%
Actual		$1,000.00	$1,028.10	$9.83
Hypothetical-C		$1,000.00	$1,015.17	$9.77
Class B	2.44%
Actual		$1,000.00	$1,025.90	$12.29
Hypothetical-C		$1,000.00	$1,012.73	$12.21
Class C	2.44%
Actual		$1,000.00	$1,026.10	$12.29
Hypothetical-C		$1,000.00	$1,012.73	$12.21
International Small Cap	1.40%
Actual		$1,000.00	$1,030.70	$7.07
Hypothetical-C		$1,000.00	$1,017.90	$7.02
Class I	1.34%
Actual		$1,000.00	$1,031.60	$6.77
Hypothetical-C		$1,000.00	$1,018.20	$6.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AISCI-SANN-0616
1.800647.112

Fidelity Advisor® Latin America Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Latin America Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Brazil	45.5%
Mexico	30.6%
United States of America*	8.4%
Chile	3.8%
Bermuda	3.7%
Panama	2.6%
United Kingdom	1.4%
Spain	1.0%
Peru	1.0%
Other	2.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Brazil	39.0%
Mexico	33.2%
Chile	12.5%
Colombia	5.6%
United States of America*	3.2%
Peru	3.0%
Panama	1.6%
Belgium	0.9%
Spain	0.7%
Other	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.6	97.2
Short-Term Investments and Net Other Assets (Liabilities)	3.4	2.8

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Holding SA (Brazil, Banks)	8.0	4.7
Grupo Financiero Banorte S.A.B. de CV Series O (Mexico, Banks)	5.0	0.0
Fomento Economico Mexicano S.A.B. de CV unit (Mexico, Beverages)	4.4	5.5
Cielo SA (Brazil, IT Services)	3.9	1.1
Credicorp Ltd. (United States) (Bermuda, Banks)	3.7	0.0
Itausa-Investimentos Itau SA (PN) (Brazil, Banks)	3.5	1.5
Kroton Educacional SA (Brazil, Diversified Consumer Services)	2.6	0.0
BB Seguridade Participacoes SA (Brazil, Insurance)	2.5	1.0
Kimberly-Clark de Mexico SA de CV Series A (Mexico, Household Products)	2.3	1.1
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.3	1.8
	38.2

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.2	26.9
Consumer Staples	16.4	28.0
Consumer Discretionary	14.5	8.1
Industrials	10.2	5.8
Health Care	6.2	1.4
Information Technology	5.9	1.1
Materials	3.6	7.8
Energy	2.3	5.0
Utilities	1.5	4.6
Telecommunication Services	0.8	8.5

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.6%
	Shares	Value
Argentina - 1.0%
Grupo Financiero Galicia SA sponsored ADR	180,473	$5,138,066
Bermuda - 3.7%
Credicorp Ltd. (United States)	135,801	19,748,181
Brazil - 30.5%
BB Seguridade Participacoes SA	1,513,600	13,202,879
CCR SA	2,130,502	10,022,977
Cielo SA	2,117,948	20,629,863
CVC Brasil Operadora e Agencia de Viagens SA	1,341,033	7,408,484
Equatorial Energia SA	668,406	8,267,498
Estacio Participacoes SA	2,243,220	7,742,101
Fibria Celulose SA	982,462	8,678,402
FPC Par Corretora de Seguros	1,667,889	5,601,255
Grendene SA	1,074,900	5,310,039
Hypermarcas SA	1,101,286	9,715,205
Industrias Romi SA	549,100	295,365
Kroton Educacional SA	3,718,837	13,840,551
Linx SA	338,067	4,649,435
Mills Estruturas e Servicos de Engenharia SA	2,521,458	3,086,527
Multiplus SA	580,948	6,410,402
Odontoprev SA	2,036,893	6,194,926
Qualicorp SA	2,460,713	10,660,645
Smiles SA	814,156	9,445,322
Tegma Gestao Logistica SA	2,562,627	4,276,944
Valid Solucoes SA	659,175	6,708,185

TOTAL BRAZIL		162,147,005

Chile - 3.8%
Banmedica SA	3,100,772	5,256,540
CorpBanca SA	742,999,828	6,762,263
Forus SA	1,878,297	5,668,936
Vina San Pedro SA	238,206,744	2,347,184

TOTAL CHILE		20,034,923

France - 1.0%
Edenred SA	264,421	5,213,790
Mexico - 30.6%
Banregio Grupo Financiero S.A.B. de CV	360,000	2,157,324
Compartamos S.A.B. de CV	5,797,311	11,530,835
Credito Real S.A.B. de CV	2,385,302	5,261,497
Embotelladoras Arca S.A.B. de CV	1,099,169	7,587,327
Fomento Economico Mexicano S.A.B. de CV unit	2,516,609	23,415,691
Genomma Lab Internacional SA de CV (a)(b)	9,725,099	10,683,412
Gruma S.A.B. de CV Series B	614,429	8,975,739
Grupo Aeroportuario Norte S.A.B. de CV	911,563	5,275,040
Grupo Comercial Chedraui S.A.B. de CV	355,158	1,006,560
Grupo Financiero Banorte S.A.B. de CV Series O	4,658,402	26,445,532
Grupo GICSA SA de CV (a)	5,477,756	4,304,607
Grupo Herdez S.A.B. de CV	2,034,846	4,503,837
Kimberly-Clark de Mexico SA de CV Series A	5,199,395	12,305,938
Megacable Holdings S.A.B. de CV unit	2,210,548	10,208,173
Promotora y Operadora de Infraestructura S.A.B. de CV	685,467	7,175,139
Qualitas Controladora S.A.B. de CV	4,665,846	6,270,070
Telesites S.A.B. de C.V. (a)	6,986,994	4,288,530
Tenedora Nemak SA de CV	3,169,744	4,546,985
Unifin Financiera SAPI de CV	2,278,967	6,718,486

TOTAL MEXICO		162,660,722

Panama - 2.6%
Copa Holdings SA Class A	97,338	6,205,298
Intergroup Financial Services Corp.	259,297	7,389,965

TOTAL PANAMA		13,595,263

Peru - 1.0%
Alicorp SA Class C (a)	2,843,073	5,391,229
Spain - 1.0%
Prosegur Compania de Seguridad SA (Reg.)	946,444	5,472,815
United Kingdom - 1.4%
British American Tobacco PLC (United Kingdom)	125,624	7,659,558
United States of America - 5.0%
First Cash Financial Services, Inc.	110,047	5,032,449
MercadoLibre, Inc.	46,959	5,864,710
Monsanto Co.	112,070	10,498,718
PriceSmart, Inc.	60,590	5,243,459

TOTAL UNITED STATES OF AMERICA		26,639,336

TOTAL COMMON STOCKS
(Cost $370,927,690)		433,700,888

Nonconvertible Preferred Stocks - 15.0%
Brazil - 15.0%
Alpargatas SA (PN)	2,325,383	6,254,210
Itau Unibanco Holding SA	4,473,142	42,751,231
Itausa-Investimentos Itau SA (PN)	7,391,854	18,612,621
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	4,099,671	12,194,413
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $47,767,968)		79,812,475

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.38% (c)	15,233,830	15,233,830
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	1,908,000	1,908,000
TOTAL MONEY MARKET FUNDS
(Cost $17,141,830)		17,141,830
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $435,837,488)		530,655,193
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,322,703
NET ASSETS - 100%		$531,977,896

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,871
Fidelity Securities Lending Cash Central Fund	13,739
Total	$27,610

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$76,835,203	$76,835,203	$--	$--
Consumer Staples	88,151,727	80,492,169	7,659,558	--
Energy	12,194,413	12,194,413	--	--
Financials	186,927,261	186,927,261	--	--
Health Care	32,795,523	32,795,523	--	--
Industrials	53,732,080	53,732,080	--	--
Information Technology	31,144,008	31,144,008	--	--
Materials	19,177,120	19,177,120	--	--
Telecommunication Services	4,288,530	4,288,530	--	--
Utilities	8,267,498	8,267,498	--	--
Money Market Funds	17,141,830	17,141,830	--	--
Total Investments in Securities:	$530,655,193	$522,995,635	$7,659,558	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,986,076) — See accompanying schedule: Unaffiliated issuers (cost $418,695,658)	$513,513,363
Fidelity Central Funds (cost $17,141,830)	17,141,830
Total Investments (cost $435,837,488)		$530,655,193
Foreign currency held at value (cost $848,641)		845,098
Receivable for investments sold		11,521,261
Receivable for fund shares sold		886,476
Dividends receivable		2,157,717
Distributions receivable from Fidelity Central Funds		5,465
Prepaid expenses		839
Other receivables		4,697
Total assets		546,076,746
Liabilities
Payable for investments purchased	$9,981,660
Payable for fund shares redeemed	1,673,044
Accrued management fee	295,020
Distribution and service plan fees payable	10,382
Other affiliated payables	141,288
Other payables and accrued expenses	89,456
Collateral on securities loaned, at value	1,908,000
Total liabilities		14,098,850
Net Assets		$531,977,896
Net Assets consist of:
Paid in capital		$621,439,296
Undistributed net investment income		5,280,315
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(189,596,126)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,854,411
Net Assets		$531,977,896
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($15,995,909 ÷ 829,375 shares)		$19.29
Maximum offering price per share (100/94.25 of $19.29)		$20.47
Class T:
Net Asset Value and redemption price per share ($5,751,716 ÷ 297,544 shares)		$19.33
Maximum offering price per share (100/96.50 of $19.33)		$20.03
Class B:
Net Asset Value and offering price per share ($424,337 ÷ 21,533 shares)(a)		$19.71
Class C:
Net Asset Value and offering price per share ($5,785,469 ÷ 296,693 shares)(a)		$19.50
Latin America:
Net Asset Value, offering price and redemption price per share ($500,862,877 ÷ 26,047,611 shares)		$19.23
Class I:
Net Asset Value, offering price and redemption price per share ($3,157,588 ÷ 164,416 shares)		$19.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$11,941,726
Income from Fidelity Central Funds		27,610
Income before foreign taxes withheld		11,969,336
Less foreign taxes withheld		(658,372)
Total income		11,310,964
Expenses
Management fee	$1,625,345
Transfer agent fees	695,198
Distribution and service plan fees	56,456
Accounting and security lending fees	120,506
Custodian fees and expenses	201,427
Independent trustees' compensation	1,051
Registration fees	43,549
Audit	39,945
Legal	713
Interest	882
Miscellaneous	1,577
Total expenses before reductions	2,786,649
Expense reductions	(7,128)	2,779,521
Net investment income (loss)		8,531,443
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(101,386,798)
Foreign currency transactions	(358,721)
Total net realized gain (loss)		(101,745,519)
Change in net unrealized appreciation (depreciation) on: Investment securities	133,562,288
Assets and liabilities in foreign currencies	76,379
Total change in net unrealized appreciation (depreciation)		133,638,667
Net gain (loss)		31,893,148
Net increase (decrease) in net assets resulting from operations		$40,424,591

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,531,443	$10,341,112
Net realized gain (loss)	(101,745,519)	(87,419,393)
Change in net unrealized appreciation (depreciation)	133,638,667	(231,042,995)
Net increase (decrease) in net assets resulting from operations	40,424,591	(308,121,276)
Distributions to shareholders from net investment income	(10,264,003)	(12,592,762)
Distributions to shareholders from net realized gain	–	(66,395,306)
Total distributions	(10,264,003)	(78,988,068)
Share transactions - net increase (decrease)	(8,769,783)	(98,503,600)
Redemption fees	24,821	127,133
Total increase (decrease) in net assets	21,415,626	(485,485,811)
Net Assets
Beginning of period	510,562,270	996,048,081
End of period (including undistributed net investment income of $5,280,315 and undistributed net investment income of $7,012,875, respectively)	$531,977,896	$510,562,270

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.09	$30.31	$40.71	$48.95	$52.38	$57.48
Income from Investment Operations
Net investment income (loss)A	.29	.28	.49	.72	.92	1.15
Net realized and unrealized gain (loss)	1.22	(10.11)	(4.08)	(4.73)	(3.66)	(5.87)
Total from investment operations	1.51	(9.83)	(3.59)	(4.01)	(2.74)	(4.72)
Distributions from net investment income	(.31)	(.31)	(.57)	(.79)	(.70)	(.19)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.31)	(2.39)	(6.82)	(4.24)	(.70)	(.39)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.29	$18.09	$30.31	$40.71	$48.95	$52.38
Total ReturnC,D,E	8.51%	(34.60)%	(9.06)%	(8.93)%	(5.23)%	(8.26)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.42%H	1.40%	1.38%	1.37%	1.35%	1.34%
Expenses net of fee waivers, if any	1.42%H	1.40%	1.38%	1.37%	1.35%	1.34%
Expenses net of all reductions	1.42%H	1.39%	1.38%	1.35%	1.35%	1.34%
Net investment income (loss)	3.43%H	1.26%	1.52%	1.66%	1.80%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$15,996	$16,424	$34,898	$48,464	$69,654	$91,407
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.11	$30.33	$40.68	$48.88	$52.27	$57.47
Income from Investment Operations
Net investment income (loss)A	.27	.22	.40	.61	.78	.99
Net realized and unrealized gain (loss)	1.21	(10.13)	(4.08)	(4.74)	(3.65)	(5.85)
Total from investment operations	1.48	(9.91)	(3.68)	(4.13)	(2.87)	(4.86)
Distributions from net investment income	(.26)	(.23)	(.43)	(.63)	(.53)	(.15)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.26)	(2.31)	(6.68)	(4.08)	(.53)	(.35)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.33	$18.11	$30.33	$40.68	$48.88	$52.27
Total ReturnC,D,E	8.33%	(34.78)%	(9.30)%	(9.17)%	(5.49)%	(8.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.71%H	1.67%	1.65%	1.63%	1.61%	1.61%
Expenses net of fee waivers, if any	1.71%H	1.67%	1.65%	1.63%	1.61%	1.61%
Expenses net of all reductions	1.71%H	1.66%	1.65%	1.61%	1.61%	1.61%
Net investment income (loss)	3.14%H	.99%	1.25%	1.40%	1.54%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$5,752	$5,284	$9,761	$12,705	$19,334	$26,020
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.27	$30.46	$40.63	$48.72	$52.06	$57.44
Income from Investment Operations
Net investment income (loss)A	.23	.12	.25	.40	.53	.72
Net realized and unrealized gain (loss)	1.24	(10.23)	(4.08)	(4.74)	(3.63)	(5.84)
Total from investment operations	1.47	(10.11)	(3.83)	(4.34)	(3.10)	(5.12)
Distributions from net investment income	(.03)	–	(.10)	(.31)	(.25)	(.07)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.03)	(2.08)	(6.35)	(3.76)	(.25)	(.27)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.71	$18.27	$30.46	$40.63	$48.72	$52.06
Total ReturnC,D,E	8.10%	(35.09)%	(9.73)%	(9.60)%	(5.95)%	(8.94)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.17%H	2.16%	2.14%	2.12%	2.10%	2.10%
Expenses net of fee waivers, if any	2.17%H	2.15%	2.14%	2.12%	2.10%	2.10%
Expenses net of all reductions	2.17%H	2.15%	2.13%	2.10%	2.10%	2.10%
Net investment income (loss)	2.68%H	.50%	.76%	.91%	1.05%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$424	$628	$2,211	$4,764	$9,492	$14,114
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.18	$30.37	$40.59	$48.73	$52.05	$57.44
Income from Investment Operations
Net investment income (loss)A	.23	.11	.25	.40	.54	.73
Net realized and unrealized gain (loss)	1.22	(10.17)	(4.07)	(4.74)	(3.64)	(5.84)
Total from investment operations	1.45	(10.06)	(3.82)	(4.34)	(3.10)	(5.11)
Distributions from net investment income	(.13)	(.05)	(.16)	(.36)	(.23)	(.09)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.13)	(2.13)	(6.41)	(3.81)	(.23)	(.29)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.50	$18.18	$30.37	$40.59	$48.73	$52.05
Total ReturnC,D,E	8.07%	(35.08)%	(9.74)%	(9.62)%	(5.94)%	(8.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.17%H	2.15%	2.13%	2.12%	2.10%	2.08%
Expenses net of fee waivers, if any	2.17%H	2.15%	2.13%	2.12%	2.10%	2.08%
Expenses net of all reductions	2.16%H	2.15%	2.13%	2.10%	2.10%	2.08%
Net investment income (loss)	2.69%H	.51%	.77%	.91%	1.06%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$5,785	$5,394	$11,349	$15,185	$27,405	$35,203
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.08	$30.34	$40.80	$49.09	$52.48	$57.50
Income from Investment Operations
Net investment income (loss)A	.31	.34	.59	.87	1.09	1.34
Net realized and unrealized gain (loss)	1.22	(10.11)	(4.10)	(4.74)	(3.67)	(5.88)
Total from investment operations	1.53	(9.77)	(3.51)	(3.87)	(2.58)	(4.54)
Distributions from net investment income	(.38)	(.41)	(.71)	(.98)	(.82)	(.29)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.38)	(2.49)	(6.96)	(4.43)	(.82)	(.49)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.23	$18.08	$30.34	$40.80	$49.09	$52.48
Total ReturnC,D	8.67%	(34.45)%	(8.79)%	(8.63)%	(4.91)%	(7.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.17%G	1.13%	1.08%	1.04%	1.02%	1.00%
Expenses net of fee waivers, if any	1.17%G	1.12%	1.08%	1.04%	1.02%	1.00%
Expenses net of all reductions	1.17%G	1.12%	1.07%	1.03%	1.02%	1.00%
Net investment income (loss)	3.68%G	1.53%	1.83%	1.99%	2.14%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$500,863	$481,005	$933,298	$1,324,748	$2,274,601	$2,884,301
Portfolio turnover rateH	165%G	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.08	$30.35	$40.79	$49.07	$52.51	$57.49
Income from Investment Operations
Net investment income (loss)A	.31	.36	.60	.87	1.08	1.32
Net realized and unrealized gain (loss)	1.21	(10.13)	(4.07)	(4.74)	(3.67)	(5.88)
Total from investment operations	1.52	(9.77)	(3.47)	(3.87)	(2.59)	(4.56)
Distributions from net investment income	(.40)	(.42)	(.73)	(.97)	(.86)	(.23)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.40)	(2.50)	(6.98)	(4.42)	(.86)	(.43)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.20	$18.08	$30.35	$40.79	$49.07	$52.51
Total ReturnC,D	8.66%	(34.42)%	(8.69)%	(8.63)%	(4.93)%	(7.98)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.13%G	1.06%	1.04%	1.03%	1.04%	1.04%
Expenses net of fee waivers, if any	1.13%G	1.06%	1.04%	1.03%	1.04%	1.04%
Expenses net of all reductions	1.12%G	1.05%	1.04%	1.01%	1.04%	1.04%
Net investment income (loss)	3.73%G	1.60%	1.86%	2.00%	2.12%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$3,158	$1,828	$4,531	$5,131	$7,928	$9,603
Portfolio turnover rateH	165%G	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$108,291,244
Gross unrealized depreciation	(19,001,999)
Net unrealized appreciation (depreciation) on securities	$89,289,245
Tax cost	$441,365,948

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(34,655,095)
Long-term	(50,107,400)
Total capital loss carryforward	$(84,762,495)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $384,349,836 and $399,551,878, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$17,807	$–
Class T	.25%	.25%	12,316	–
Class B	.75%	.25%	2,397	1,798
Class C	.75%	.25%	23,936	1,863
			$56,456	$3,661

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,586
Class T	808
Class B(a)	36
Class C(a)	385
$3,815

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$21,549.30
Class T	8,453.34
Class B	721.30
Class C	7,142.30
Latin America	654,143.30
Class I	3,190.25
	$695,198

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,916 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,287,286.62%		$882

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $400 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,739, including $185 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,446 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,682.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$264,922	$341,444
Class T	74,433	71,167
Class B	1,059	–
Class C	37,419	18,114
Latin America	9,833,214	12,109,807
Class I	52,956	52,230
Total	$10,264,003	$12,592,762
From net realized gain
Class A	$–	$2,330,553
Class T	–	658,521
Class B	–	144,042
Class C	–	754,025
Latin America	–	62,251,897
Class I	–	256,268
Total	$–	$66,395,306

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	66,880	218,330	$1,163,572	$4,910,163
Reinvestment of distributions	14,810	103,775	256,538	2,587,573
Shares redeemed	(160,323)	(565,352)	(2,718,955)	(12,518,797)
Net increase (decrease)	(78,633)	(243,247)	$(1,298,845)	$(5,021,061)
Class T
Shares sold	31,261	29,946	$528,543	$658,518
Reinvestment of distributions	4,243	28,508	73,689	713,357
Shares redeemed	(29,741)	(88,493)	(509,091)	(1,990,592)
Net increase (decrease)	5,763	(30,039)	$93,141	$(618,717)
Class B
Shares sold	1	116	$10	$2,989
Reinvestment of distributions	59	5,261	1,009	133,376
Shares redeemed	(12,894)	(43,584)	(221,180)	(982,322)
Net increase (decrease)	(12,834)	(38,207)	$(220,161)	$(845,957)
Class C
Shares sold	46,774	48,350	$817,698	$1,099,271
Reinvestment of distributions	1,720	25,875	30,044	652,617
Shares redeemed	(48,571)	(151,109)	(821,023)	(3,411,105)
Net increase (decrease)	(77)	(76,884)	$26,719	$(1,659,217)
Latin America
Shares sold	2,247,110	2,736,036	$38,271,000	$60,647,605
Reinvestment of distributions	545,601	2,862,287	9,420,593	71,197,829
Shares redeemed	(3,343,417)	(9,758,242)	(56,149,551)	(221,025,945)
Net increase (decrease)	(550,706)	(4,159,919)	$(8,457,958)	$(89,180,511)
Class I
Shares sold	98,480	41,136	$1,665,317	$906,993
Reinvestment of distributions	2,787	11,139	48,070	276,862
Shares redeemed	(37,940)	(100,491)	(626,066)	(2,361,992)
Net increase (decrease)	63,327	(48,216)	$1,087,321	$(1,178,137)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.42%
Actual		$1,000.00	$1,085.10	$7.36
Hypothetical-C		$1,000.00	$1,017.80	$7.12
Class T	1.71%
Actual		$1,000.00	$1,083.30	$8.86
Hypothetical-C		$1,000.00	$1,016.36	$8.57
Class B	2.17%
Actual		$1,000.00	$1,081.00	$11.23
Hypothetical-C		$1,000.00	$1,014.07	$10.87
Class C	2.17%
Actual		$1,000.00	$1,080.70	$11.23
Hypothetical-C		$1,000.00	$1,014.07	$10.87
Latin America	1.17%
Actual		$1,000.00	$1,086.70	$6.07
Hypothetical-C		$1,000.00	$1,019.05	$5.87
Class I	1.13%
Actual		$1,000.00	1,086.60	$5.86
Hypothetical-C		$1,000.00	$1,019.24	$5.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

FALAI-SANN-0616
1.917412.105

Fidelity Advisor® International Discovery Fund - Class Z Semi-Annual Report April 30, 2016 Class Z is a class of Fidelity® International Discovery Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	17.3%
United Kingdom	14.5%
France	9.6%
Germany	8.0%
United States of America*	5.8%
Switzerland	4.3%
Sweden	4.1%
Hong Kong	3.3%
Netherlands	3.3%
Other	29.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	19.1%
Japan	15.9%
France	9.6%
United States of America*	7.3%
Germany	5.5%
Switzerland	5.1%
Netherlands	4.0%
Sweden	3.1%
Hong Kong	3.0%
Other	27.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.1	97.5
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.9	2.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.2	2.0
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.7	1.6
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.6	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.5	1.4
AIA Group Ltd. (Hong Kong, Insurance)	1.5	1.3
ORIX Corp. (Japan, Diversified Financial Services)	1.4	0.9
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.4	1.3
VINCI SA (France, Construction & Engineering)	1.4	0.9
KDDI Corp. (Japan, Wireless Telecommunication Services)	1.4	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3	1.2
	15.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	24.2
Consumer Discretionary	15.3	17.4
Consumer Staples	13.2	11.9
Health Care	12.5	12.8
Industrials	10.7	10.5
Information Technology	10.0	7.5
Energy	5.0	4.3
Telecommunication Services	4.8	4.9
Materials	3.6	2.3
Utilities	0.6	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
Australia - 2.5%
1-Page Ltd. (a)(b)	2,531,460	$1,857
Ansell Ltd. (a)	1,588,251	24,068
Australia & New Zealand Banking Group Ltd.	2,945,060	53,983
Burson Group Ltd.	7,454,296	28,226
Magellan Financial Group Ltd.	1,204,177	19,685
Mantra Group Ltd.	7,793,893	21,927
Ramsay Health Care Ltd.	1,164,235	57,495
Spark Infrastructure Group unit	31,636,214	49,793

TOTAL AUSTRALIA		257,034

Austria - 0.5%
Andritz AG	444,500	24,894
Erste Group Bank AG	995,900	28,646

TOTAL AUSTRIA		53,540

Bailiwick of Jersey - 1.2%
Integrated Diagnostics Holdings PLC	4,932,400	22,936
Randgold Resources Ltd. sponsored ADR	241,314	24,252
Regus PLC	11,055,488	47,233
Wolseley PLC	514,260	28,805

TOTAL BAILIWICK OF JERSEY		123,226

Belgium - 2.0%
Anheuser-Busch InBev SA NV	1,203,427	148,960
KBC Groep NV	857,319	48,131

TOTAL BELGIUM		197,091

Bermuda - 0.3%
PAX Global Technology Ltd.	29,071,000	25,037
Canada - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	781,500	34,257
Cenovus Energy, Inc.	2,806,100	44,483
Constellation Software, Inc.	156,500	61,161
Franco-Nevada Corp.	297,300	20,859
PrairieSky Royalty Ltd. (b)	1,734,473	36,522
Suncor Energy, Inc.	676,200	19,849

TOTAL CANADA		217,131

Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	453,700	34,908
Ctrip.com International Ltd. ADR (a)	294,500	12,843
Lee's Pharmaceutical Holdings Ltd.	6,734,664	5,449
New Oriental Education & Technology Group, Inc. sponsored ADR	830,000	32,503

TOTAL CAYMAN ISLANDS		85,703

China - 0.6%
Jiangsu Hengrui Medicine Co. Ltd.	4,183,623	30,165
Kweichow Moutai Co. Ltd.	663,582	25,748

TOTAL CHINA		55,913

Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	517,230	129
Denmark - 1.3%
Novo Nordisk A/S Series B	2,371,645	132,419
Finland - 0.7%
Sampo Oyj (A Shares)	1,653,500	72,193
France - 9.6%
Accor SA (b)	1,684,918	74,636
ALTEN	608,659	37,635
Altran Technologies SA	2,384,000	35,365
Amundi SA	516,400	23,765
Atos Origin SA	444,123	39,530
AXA SA (b)	4,402,300	111,156
Capgemini SA	855,800	79,894
Cegedim SA (a)	536,390	14,728
Havas SA	4,815,644	40,297
Sanofi SA	467,356	38,523
Sodexo SA	431,200	43,543
SR Teleperformance SA	290,100	26,043
Total SA	4,385,111	221,630
Unibail-Rodamco	156,500	41,933
VINCI SA (b)	1,924,900	143,796

TOTAL FRANCE		972,474

Germany - 8.0%
Axel Springer Verlag AG	625,002	34,896
Bayer AG	345,100	39,812
Beiersdorf AG	242,900	21,794
Continental AG	297,600	65,359
Deutsche Boerse AG	526,494	43,219
Deutsche Telekom AG	3,241,500	56,899
Fresenius SE & Co. KGaA	468,700	34,090
GEA Group AG	878,941	40,750
KION Group AG	1,369,149	74,593
LEG Immobilien AG	314,266	29,080
Nexus AG	614,500	10,766
ProSiebenSat.1 Media AG	1,170,000	59,644
Rational AG	104,405	53,002
SAP AG	1,390,594	109,107
Siemens AG	685,498	71,736
Symrise AG	637,700	42,249
United Internet AG	430,714	21,027

TOTAL GERMANY		808,023

Hong Kong - 3.3%
AIA Group Ltd.	24,704,000	147,844
China Resources Beer Holdings Co. Ltd.	16,944,000	37,233
Techtronic Industries Co. Ltd.	38,444,000	144,114

TOTAL HONG KONG		329,191

India - 2.6%
Bharti Infratel Ltd.	12,647,734	71,392
Dr Lal Pathlabs Ltd.	798,016	11,835
HDFC Bank Ltd. sponsored ADR	1,290,984	81,164
Housing Development Finance Corp. Ltd.	6,148,295	100,746

TOTAL INDIA		265,137

Ireland - 2.7%
Cairn Homes PLC (a)	17,549,270	22,506
CRH PLC	1,051,000	30,587
Dalata Hotel Group PLC (a)	5,686,103	28,706
Green REIT PLC	9,492,200	15,673
Irish Continental Group PLC unit	101,800	600
James Hardie Industries PLC CDI	1,482,921	20,893
Kerry Group PLC Class A	983,700	87,712
Ryanair Holdings PLC sponsored ADR	809,300	65,513

TOTAL IRELAND		272,190

Isle of Man - 0.8%
Optimal Payments PLC (a)	11,752,725	65,462
Playtech Ltd.	1,386,935	16,303

TOTAL ISLE OF MAN		81,765

Israel - 1.9%
Frutarom Industries Ltd.	1,032,000	52,892
Partner Communications Co. Ltd. (a)	2,268,862	11,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,291,300	124,761

TOTAL ISRAEL		189,457

Italy - 1.6%
De Longhi SpA	1,669,626	38,446
Intesa Sanpaolo SpA	30,697,900	85,334
Mediaset SpA	3,440,200	15,481
Telecom Italia SpA (a)	25,339,200	24,743

TOTAL ITALY		164,004

Japan - 17.3%
ACOM Co. Ltd. (a)	3,246,300	16,935
Aozora Bank Ltd.	9,464,000	33,578
Asahi Group Holdings	1,066,900	33,860
Astellas Pharma, Inc.	6,953,700	93,754
Casio Computer Co. Ltd. (b)	2,015,200	38,343
Daito Trust Construction Co. Ltd.	209,500	29,630
Dentsu, Inc.	1,274,300	64,746
Don Quijote Holdings Co. Ltd.	1,338,100	47,604
Hoya Corp.	1,793,800	68,692
Japan Exchange Group, Inc.	1,920,700	28,605
Japan Tobacco, Inc.	2,318,600	94,733
KDDI Corp.	4,728,900	136,219
Keyence Corp.	95,360	57,158
Misumi Group, Inc.	3,181,300	43,933
Mitsubishi UFJ Financial Group, Inc.	11,142,500	51,421
Monex Group, Inc.	12,207,949	31,493
NEC Corp.	8,879,000	21,609
Nidec Corp.	324,300	23,763
Nintendo Co. Ltd.	274,100	37,113
Nippon Telegraph & Telephone Corp.	904,500	40,477
Olympus Corp.	3,148,400	122,651
ORIX Corp.	10,231,600	144,725
Seven & i Holdings Co. Ltd.	1,034,700	42,218
Seven Bank Ltd.	12,039,600	51,159
Shinsei Bank Ltd.	14,227,000	19,940
Shionogi & Co. Ltd.	856,200	43,702
Sony Corp.	3,594,500	87,065
Sundrug Co. Ltd.	622,500	44,232
Tsuruha Holdings, Inc.	834,000	79,994
United Arrows Ltd.	991,300	39,833
VT Holdings Co. Ltd.	3,872,500	19,566
Welcia Holdings Co. Ltd.	1,150,800	60,788

TOTAL JAPAN		1,749,539

Luxembourg - 0.9%
Eurofins Scientific SA	120,139	44,578
Grand City Properties SA	1,528,397	33,759
Senvion SA	708,900	12,460

TOTAL LUXEMBOURG		90,797

Marshall Islands - 0.1%
Hoegh LNG Partners LP (c)	715,655	12,896
Netherlands - 3.3%
AerCap Holdings NV (a)	562,900	22,522
IMCD Group BV	1,926,800	77,794
ING Groep NV (Certificaten Van Aandelen)	4,956,300	60,696
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,814,100	167,553

TOTAL NETHERLANDS		328,565

New Zealand - 0.8%
EBOS Group Ltd.	3,154,998	35,160
Ryman Healthcare Group Ltd.	7,137,434	44,505

TOTAL NEW ZEALAND		79,665

Norway - 1.6%
Statoil ASA (b)	9,044,100	159,188
Philippines - 0.3%
SM Investments Corp.	1,641,730	32,950
Romania - 0.2%
Banca Transilvania SA	31,143,575	21,373
South Africa - 1.3%
EOH Holdings Ltd.	2,855,067	27,788
Naspers Ltd. Class N	720,500	98,860

TOTAL SOUTH AFRICA		126,648

Spain - 2.5%
Amadeus IT Holding SA Class A	1,717,100	78,135
Atresmedia Corporacion de Medios de Comunicacion SA	1,719,200	22,383
Hispania Activos Inmobiliarios SA (a)	1,085,200	15,905
Inditex SA	2,288,877	73,476
Mediaset Espana Comunicacion SA	2,931,000	38,059
Merlin Properties Socimi SA	2,483,100	28,859

TOTAL SPAIN		256,817

Sweden - 4.1%
ASSA ABLOY AB (B Shares)	3,682,800	77,229
Getinge AB (B Shares)	2,461,330	52,044
HEXPOL AB (B Shares) (b)	2,967,500	30,671
Indutrade AB (b)	201,100	11,276
Nordea Bank AB	5,749,200	55,806
Saab AB (B Shares)	980,200	33,530
Sandvik AB (b)	2,242,600	23,011
Svenska Cellulosa AB (SCA) (B Shares)	3,034,500	95,564
Svenska Handelsbanken AB (A Shares) (b)	2,567,100	34,246

TOTAL SWEDEN		413,377

Switzerland - 4.3%
GAM Holding Ltd.	1,405,187	18,310
Julius Baer Group Ltd.	949,640	40,698
Novartis AG	1,375,538	104,682
Partners Group Holding AG	247,326	101,839
Schindler Holding AG (participation certificate)	181,273	33,012
Syngenta AG (Switzerland)	175,928	70,423
UBS Group AG	3,690,490	63,861

TOTAL SWITZERLAND		432,825

Taiwan - 0.1%
JHL Biotech, Inc. (a)	4,953,560	13,395
United Kingdom - 14.5%
AA PLC	3,830,868	15,595
Associated British Foods PLC	772,200	34,571
B&M European Value Retail S.A.	9,180,129	37,209
BAE Systems PLC	4,147,100	28,933
BCA Marketplace PLC	7,762,300	18,913
BHP Billiton PLC	2,881,014	39,368
BT Group PLC	6,133,600	39,758
Bunzl PLC	2,075,300	61,829
Cineworld Group PLC	2,055,200	15,555
CMC Markets PLC	8,647,600	31,589
Compass Group PLC	2,013,000	35,848
Countryside Properties PLC (a)	3,408,200	11,578
Diploma PLC	2,312,600	24,718
GlaxoSmithKline PLC	3,812,600	81,485
Howden Joinery Group PLC	10,913,100	78,772
Imperial Tobacco Group PLC	1,848,336	100,425
ITV PLC	9,444,600	31,078
Lloyds Banking Group PLC	69,181,900	67,903
London Stock Exchange Group PLC	473,136	18,756
McCarthy & Stone PLC	4,009,500	13,592
Melrose Industries PLC	1,586,476	8,653
Micro Focus International PLC	3,609,242	80,634
Moneysupermarket.com Group PLC	5,210,600	23,899
Persimmon PLC	1,469,800	42,673
Reckitt Benckiser Group PLC	900,800	87,755
Rex Bionics PLC (a)(c)	1,297,286	692
Rio Tinto PLC	1,185,200	39,759
SABMiller PLC	719,300	43,985
Shawbrook Group PLC	8,951,700	37,487
Softcat PLC	1,526,900	7,117
Spirax-Sarco Engineering PLC	539,500	26,920
St. James's Place Capital PLC	5,394,300	68,336
Standard Chartered PLC (United Kingdom)	5,296,810	42,729
Taylor Wimpey PLC	11,716,900	31,552
Virgin Money Holdings Uk PLC	5,874,500	31,338
Vodafone Group PLC	30,823,796	99,309
Workspace Group PLC	649,000	7,918

TOTAL UNITED KINGDOM		1,468,231

United States of America - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	520,000	81,151
Global Payments, Inc.	465,000	33,564
McGraw Hill Financial, Inc.	462,400	49,407
Molson Coors Brewing Co. Class B	121,600	11,629
MSCI, Inc. Class A	586,700	44,554
Visa, Inc. Class A	1,147,700	88,648

TOTAL UNITED STATES OF AMERICA		308,953

TOTAL COMMON STOCKS
(Cost $8,697,817)		9,796,876

Nonconvertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $18,833)	5,958,244	23,003
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.33% 5/5/16 to 7/28/16 (e)
(Cost $11,655)	11,660	11,657
	Shares	Value (000s)

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.38% (f)	199,763,053	199,763
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	311,707,412	311,707
TOTAL MONEY MARKET FUNDS
(Cost $511,470)		511,470
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $9,239,775)		10,343,006
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(248,078)
NET ASSETS - 100%		$10,094,928

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
2,402 CME Nikkei 225 Contracts (Japan)	June 2016	179,021	$(11,598)

The face value of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,003,000 or 0.2% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,657,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$545
Fidelity Securities Lending Cash Central Fund	2,593
Total	$3,138

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$11,465	$--	$--	$832	$12,896
Rex Bionics PLC	976	--	4	--	692
Total	$12,441	$--	$4	$832	$13,588

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,534,838	$1,034,716	$477,119	$23,003
Consumer Staples	1,334,162	853,349	480,813	--
Energy	494,568	113,750	380,818	--
Financials	2,185,536	1,236,886	948,650	--
Health Care	1,265,979	574,622	691,357	--
Industrials	1,107,038	909,868	197,170	--
Information Technology	982,951	693,397	289,554	--
Materials	371,953	262,239	109,714	--
Telecommunication Services	480,601	83,196	397,405	--
Utilities	62,253	62,253	--	--
Government Obligations	11,657	--	11,657	--
Money Market Funds	511,470	511,470	--	--
Total Investments in Securities:	$10,343,006	$6,335,746	$3,984,257	$23,003
Derivative Instruments:
Liabilities
Futures Contracts	$(11,598)	$(11,598)	$--	$--
Total Liabilities	$(11,598)	$(11,598)	$--	$--
Total Derivative Instruments:	$(11,598)	$(11,598)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$123,459
Level 2 to Level 1	$733,107

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(11,598)
Total Equity Risk	0	(11,598)
Total Value of Derivatives	$0	$(11,598)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $292,726) — See accompanying schedule: Unaffiliated issuers (cost $8,709,825)	$9,817,948
Fidelity Central Funds (cost $511,470)	511,470
Other affiliated issuers (cost $18,480)	13,588
Total Investments (cost $9,239,775)		$10,343,006
Foreign currency held at value (cost $3,534)		3,534
Receivable for investments sold		83,114
Receivable for fund shares sold		9,626
Dividends receivable		48,955
Distributions receivable from Fidelity Central Funds		957
Prepaid expenses		9
Other receivables		4,089
Total assets		10,493,290
Liabilities
Payable to custodian bank	$705
Payable for investments purchased	56,857
Payable for fund shares redeemed	16,003
Accrued management fee	6,281
Distribution and service plan fees payable	100
Payable for daily variation margin for derivative instruments	4,684
Other affiliated payables	1,444
Other payables and accrued expenses	581
Collateral on securities loaned, at value	311,707
Total liabilities		398,362
Net Assets		$10,094,928
Net Assets consist of:
Paid in capital		$9,352,158
Undistributed net investment income		88,416
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(436,449)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,090,803
Net Assets		$10,094,928
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($260,942.4 ÷ 6,913.487 shares)		$37.74
Maximum offering price per share (100/94.25 of $37.74)		$40.04
Class T:
Net Asset Value and redemption price per share ($38,584.3 ÷ 1,028.093 shares)		$37.53
Maximum offering price per share (100/96.50 of $37.53)		$38.89
Class B:
Net Asset Value and offering price per share ($1,398.6 ÷ 37.492 shares)(a)		$37.30
Class C:
Net Asset Value and offering price per share ($32,708.8 ÷ 878.178 shares)(a)		$37.25
International Discovery:
Net Asset Value, offering price and redemption price per share ($6,797,488.8 ÷ 178,912.550 shares)		$37.99
Class K:
Net Asset Value, offering price and redemption price per share ($2,151,531.2 ÷ 56,751.079 shares)		$37.91
Class I:
Net Asset Value, offering price and redemption price per share ($781,184.7 ÷ 20,610.933 shares)		$37.90
Class Z:
Net Asset Value, offering price and redemption price per share ($31,088.8 ÷ 820.463 shares)		$37.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends (including $832 earned from other affiliated issuers)		$115,061
Special dividends		37,704
Interest		30
Income from Fidelity Central Funds		3,138
Income before foreign taxes withheld		155,933
Less foreign taxes withheld		(11,075)
Total income		144,858
Expenses
Management fee
Basic fee	$34,526
Performance adjustment	6,890
Transfer agent fees	8,001
Distribution and service plan fees	600
Accounting and security lending fees	905
Custodian fees and expenses	660
Independent trustees' compensation	23
Registration fees	158
Audit	78
Legal	14
Miscellaneous	35
Total expenses before reductions	51,890
Expense reductions	(113)	51,777
Net investment income (loss)		93,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(355,764)
Other affiliated issuers	(19)
Foreign currency transactions	4,399
Futures contracts	(10,549)
Total net realized gain (loss)		(361,933)
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,729)
Assets and liabilities in foreign currencies	(1,103)
Futures contracts	(20,801)
Total change in net unrealized appreciation (depreciation)		(226,633)
Net gain (loss)		(588,566)
Net increase (decrease) in net assets resulting from operations		$(495,485)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,081	$149,838
Net realized gain (loss)	(361,933)	245,770
Change in net unrealized appreciation (depreciation)	(226,633)	655
Net increase (decrease) in net assets resulting from operations	(495,485)	396,263
Distributions to shareholders from net investment income	(113,434)	(74,589)
Distributions to shareholders from net realized gain	(1,362)	–
Total distributions	(114,796)	(74,589)
Share transactions - net increase (decrease)	(262,006)	(353,147)
Redemption fees	42	95
Total increase (decrease) in net assets	(872,245)	(31,378)
Net Assets
Beginning of period	10,967,173	10,998,551
End of period (including undistributed net investment income of $88,416 and undistributed net investment income of $108,769, respectively)	$10,094,928	$10,967,173

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.78	$38.70	$39.49	$31.66	$29.43	$32.07
Income from Investment Operations
Net investment income (loss)A	.27B	.40C	.53D	.34	.41	.42
Net realized and unrealized gain (loss)	(2.04)	.79	(.67)	7.97	2.11	(2.52)
Total from investment operations	(1.77)	1.19	(.14)	8.31	2.52	(2.10)
Distributions from net investment income	(.27)	(.11)	(.33)	(.45)	(.29)	(.38)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.27)E	(.11)	(.65)F	(.48)	(.29)	(.54)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$37.74	$39.78	$38.70	$39.49	$31.66	$29.43
Total ReturnH,I,J	(4.47)%	3.09%	(.36)%	26.59%	8.70%	(6.71)%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.37%M	1.33%	1.28%	1.35%	1.34%	1.30%
Expenses net of fee waivers, if any	1.37%M	1.33%	1.28%	1.35%	1.34%	1.29%
Expenses net of all reductions	1.37%M	1.32%	1.28%	1.33%	1.31%	1.25%
Net investment income (loss)	1.45%B,M	1.00%C	1.35%D	.97%	1.41%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$261	$283	$297	$347	$299	$320
Portfolio turnover rateN	49%M,O	60%O	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.51	$38.43	$39.23	$31.42	$29.18	$31.81
Income from Investment Operations
Net investment income (loss)A	.23B	.30C	.44D	.26	.34	.34
Net realized and unrealized gain (loss)	(2.03)	.80	(.68)	7.92	2.09	(2.51)
Total from investment operations	(1.80)	1.10	(.24)	8.18	2.43	(2.17)
Distributions from net investment income	(.17)	(.02)	(.25)	(.34)	(.19)	(.30)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.18)	(.02)	(.56)	(.37)	(.19)	(.46)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$37.53	$39.51	$38.43	$39.23	$31.42	$29.18
Total ReturnF,G,H	(4.59)%	2.86%	(.60)%	26.31%	8.41%	(6.96)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.61%K	1.57%	1.51%	1.59%	1.59%	1.56%
Expenses net of fee waivers, if any	1.61%K	1.57%	1.51%	1.59%	1.59%	1.55%
Expenses net of all reductions	1.61%K	1.56%	1.51%	1.57%	1.56%	1.51%
Net investment income (loss)	1.21%B,K	.76%C	1.11%D	.73%	1.16%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$39	$43	$49	$53	$46	$61
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.20	$38.32	$39.08	$31.28	$29.02	$31.60
Income from Investment Operations
Net investment income (loss)A	.13B	.08C	.22D	.08	.19	.17
Net realized and unrealized gain (loss)	(2.03)	.80	(.66)	7.90	2.09	(2.48)
Total from investment operations	(1.90)	.88	(.44)	7.98	2.28	(2.31)
Distributions from net investment income	–	–	(.01)	(.15)	(.02)	(.12)
Distributions from net realized gain	–	–	(.31)	(.03)	–	(.16)
Total distributions	–	–	(.32)	(.18)	(.02)	(.27)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.30	$39.20	$38.32	$39.08	$31.28	$29.02
Total ReturnG,H,I	(4.85)%	2.30%	(1.12)%	25.64%	7.85%	(7.39)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.14%L	2.12%	2.06%	2.10%	2.09%	2.06%
Expenses net of fee waivers, if any	2.14%L	2.12%	2.06%	2.10%	2.09%	2.06%
Expenses net of all reductions	2.14%L	2.11%	2.05%	2.08%	2.06%	2.02%
Net investment income (loss)	.68%B,L	.21%C	.57%D	.22%	.66%	.54%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$5	$7	$8	$10
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.14	$38.25	$39.07	$31.32	$29.08	$31.68
Income from Investment Operations
Net investment income (loss)A	.13B	.10C	.23D	.08	.19	.18
Net realized and unrealized gain (loss)	(2.02)	.79	(.66)	7.90	2.09	(2.49)
Total from investment operations	(1.89)	.89	(.43)	7.98	2.28	(2.31)
Distributions from net investment income	–	–	(.08)	(.20)	(.04)	(.14)
Distributions from net realized gain	–	–	(.31)	(.03)	–	(.16)
Total distributions	–	–	(.39)	(.23)	(.04)	(.29)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.25	$39.14	$38.25	$39.07	$31.32	$29.08
Total ReturnG,H,I	(4.83)%	2.33%	(1.10)%	25.65%	7.86%	(7.37)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.12%L	2.09%	2.03%	2.10%	2.09%	2.05%
Expenses net of fee waivers, if any	2.12%L	2.09%	2.03%	2.09%	2.09%	2.04%
Expenses net of all reductions	2.12%L	2.08%	2.02%	2.07%	2.06%	2.00%
Net investment income (loss)	.70%B,L	.24%C	.60%D	.23%	.66%	.56%
Supplemental Data
Net assets, end of period (in millions)	$33	$32	$35	$36	$30	$33
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.12	$39.03	$39.82	$31.91	$29.69	$32.34
Income from Investment Operations
Net investment income (loss)A	.34B	.54C	.67D	.47	.51	.53
Net realized and unrealized gain (loss)	(2.06)	.81	(.68)	8.02	2.12	(2.54)
Total from investment operations	(1.72)	1.35	(.01)	8.49	2.63	(2.01)
Distributions from net investment income	(.41)	(.26)	(.47)	(.55)	(.41)	(.48)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.41)E	(.26)	(.78)	(.58)	(.41)	(.64)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.99	$40.12	$39.03	$39.82	$31.91	$29.69
Total ReturnG,H	(4.33)%	3.47%	(.01)%	27.03%	9.03%	(6.39)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.02%K	.99%	.93%	1.00%	1.01%	.97%
Expenses net of fee waivers, if any	1.02%K	.99%	.93%	1.00%	1.01%	.96%
Expenses net of all reductions	1.02%K	.98%	.93%	.98%	.98%	.92%
Net investment income (loss)	1.80%B,K	1.34%C	1.69%D	1.32%	1.73%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$6,797	$7,209	$7,464	$7,800	$5,965	$6,806
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.06	$38.97	$39.76	$31.87	$29.66	$32.32
Income from Investment Operations
Net investment income (loss)A	.36B	.59C	.72D	.52	.57	.58
Net realized and unrealized gain (loss)	(2.04)	.81	(.67)	8.01	2.11	(2.54)
Total from investment operations	(1.68)	1.40	.05	8.53	2.68	(1.96)
Distributions from net investment income	(.46)	(.31)	(.53)	(.61)	(.47)	(.55)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.47)	(.31)	(.84)	(.64)	(.47)	(.70)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.91	$40.06	$38.97	$39.76	$31.87	$29.66
Total ReturnG,H	(4.25)%	3.61%	.13%	27.23%	9.24%	(6.24)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	.86%	.80%	.85%	.83%	.80%
Expenses net of fee waivers, if any	.89%K	.86%	.80%	.85%	.83%	.79%
Expenses net of all reductions	.89%K	.85%	.79%	.83%	.80%	.75%
Net investment income (loss)	1.94%B,K	1.47%C	1.83%D	1.47%	1.91%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$2,152	$2,308	$2,464	$2,576	$1,776	$1,245
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.03	$38.96	$39.76	$31.87	$29.65	$32.31
Income from Investment Operations
Net investment income (loss)A	.34B	.53C	.67D	.47	.52	.54
Net realized and unrealized gain (loss)	(2.05)	.80	(.68)	8.01	2.11	(2.55)
Total from investment operations	(1.71)	1.33	(.01)	8.48	2.63	(2.01)
Distributions from net investment income	(.42)	(.26)	(.48)	(.56)	(.41)	(.50)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.42)E	(.26)	(.79)	(.59)	(.41)	(.65)F
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$37.90	$40.03	$38.96	$39.76	$31.87	$29.65
Total ReturnH,I	(4.31)%	3.44%	(.01)%	27.03%	9.07%	(6.39)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.03%L	1.00%	.93%	1.00%	1.00%	.95%
Expenses net of fee waivers, if any	1.03%L	.99%	.93%	1.00%	1.00%	.94%
Expenses net of all reductions	1.03%L	.98%	.93%	.97%	.97%	.90%
Net investment income (loss)	1.80%B,L	1.33%C	1.69%D	1.33%	1.75%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$781	$1,061	$650	$476	$294	$278
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$40.03	$38.96	$39.77	$37.22
Income from Investment Operations
Net investment income (loss)B	.36C	.59D	.72E	.07
Net realized and unrealized gain (loss)	(2.03)	.80	(.68)	2.48
Total from investment operations	(1.67)	1.39	.04	2.55
Distributions from net investment income	(.46)	(.32)	(.54)	–
Distributions from net realized gain	(.01)	–	(.31)	–
Total distributions	(.47)	(.32)	(.85)	–
Redemption fees added to paid in capitalB,F	–	–	–	–
Net asset value, end of period	$37.89	$40.03	$38.96	$39.77
Total ReturnG,H	(4.24)%	3.58%	.12%	6.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	.86%	.80%	.85%K
Expenses net of fee waivers, if any	.89%K	.86%	.80%	.85%K
Expenses net of all reductions	.89%K	.85%	.79%	.83%K
Net investment income (loss)	1.94%C,K	1.47%D	1.83%E	.76%K
Supplemental Data
Net assets, end of period (000 omitted)	$31,089	$30,093	$35,125	$107
Portfolio turnover rateL	49%K,M	60%M	57%	65%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,550,136
Gross unrealized depreciation	(447,894)
Net unrealized appreciation (depreciation) on securities	$1,102,242
Tax cost	$9,240,764

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(49,248)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(10,549) and a change in net unrealized appreciation (depreciation) of $(20,801) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,445,746 and $2,483,783, respectively.

Redemptions In-Kind. During the period, 1,487 shares of the Fund held by an unaffiliated entity were redeemed in-kind for cash and investments with a value of $55,670. The net realized gain of $10,064 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$331	$–
Class T	.25%	.25%	99	–
Class B	.75%	.25%	9	7
Class C	.75%	.25%	161	15
			$600	$22

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$32
Class T	3
Class B(a)	–(b)
Class C(a)	1
$36

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$369.28
Class T	53.27
Class B	3.30
Class C	45.28
International Discovery	6,165.18
Class K	508.05
Class I	851.19
Class Z	7.05
	$8,001

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $75. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,593, including $5 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$1,912	$864
Class T	184	23
International Discovery	73,519	49,040
Class K	26,239	19,835
Class I	11,205	4,544
Class Z	375	283
Total	$113,434	$74,589
From net realized gain
Class A	$36	$–
Class T	5	–
International Discovery	899	–
Class K	284	–
Class I	134	–
Class Z	4	–
Total	$1,362	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	543	1,331	$20,433	$53,289
Reinvestment of distributions	48	22	1,922	843
Shares redeemed	(784)	(1,915)	(29,432)	(76,178)
Net increase (decrease)	(193)	(562)	$(7,077)	$(22,046)
Class T
Shares sold	76	178	$2,881	$7,105
Reinvestment of distributions	5	1	183	23
Shares redeemed	(140)	(355)	(5,252)	(13,954)
Net increase (decrease)	(59)	(176)	$(2,188)	$(6,826)
Class B
Shares sold	–	1	$15	$53
Shares redeemed	(20)	(64)	(758)	(2,536)
Net increase (decrease)	(20)	(63)	$(743)	$(2,483)
Class C
Shares sold	159	201	$5,952	$7,918
Shares redeemed	(92)	(314)	(3,380)	(12,486)
Net increase (decrease)	67	(113)	$2,572	$(4,568)
International Discovery
Shares sold	9,886	20,827	$372,799	$832,233
Reinvestment of distributions	1,781	1,199	70,961	46,913
Shares redeemed	(12,452)	(33,573)	(467,188)	(1,345,593)
Net increase (decrease)	(785)	(11,547)	$(23,428)	$(466,447)
Class K
Shares sold	7,943	15,372	$296,942	$613,737
Reinvestment of distributions	667	508	26,523	19,835
Shares redeemed	(9,474)(a)	(21,494)(b)	(358,588)(a)	(860,632)(b)
Net increase (decrease)	(864)	(5,614)	$(35,123)	$(227,060)
Class I
Shares sold	6,739	15,392	$253,947	$602,134
Reinvestment of distributions	52	33	2,069	1,286
Shares redeemed	(12,681)	(5,606)	(454,709)	(221,504)
Net increase (decrease)	(5,890)	9,819	$(198,693)	$381,916
Class Z
Shares sold	202	402	$7,794	$16,312
Reinvestment of distributions	10	7	379	283
Shares redeemed	(144)	(559)	(5,499)	(22,228)
Net increase (decrease)	68	(150)	$2,674	$(5,633)

 (a) Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.37%
Actual		$1,000.00	$955.30	$6.66
Hypothetical-C		$1,000.00	$1,018.05	$6.87
Class T	1.61%
Actual		$1,000.00	$954.10	$7.82
Hypothetical-C		$1,000.00	$1,016.86	$8.07
Class B	2.14%
Actual		$1,000.00	$951.50	$10.38
Hypothetical-C		$1,000.00	$1,014.22	$10.72
Class C	2.12%
Actual		$1,000.00	$951.70	$10.29
Hypothetical-C		$1,000.00	$1,014.32	$10.62
International Discovery	1.02%
Actual		$1,000.00	$956.70	$4.96
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Class K	.89%
Actual		$1,000.00	$957.50	$4.33
Hypothetical-C		$1,000.00	$1,020.44	$4.47
Class I	1.03%
Actual		$1,000.00	$956.90	$5.01
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Class Z	.89%
Actual		$1,000.00	$957.60	$4.33
Hypothetical-C		$1,000.00	$1,020.44	$4.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AIDZ-SANN-0616
1.9585034.102

Fidelity Advisor® International Small Cap Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

April 30, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® International Small Cap Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	22.2%
United Kingdom	14.8%
United States of America*	5.9%
Canada	4.1%
France	4.0%
Cayman Islands	3.9%
Australia	3.6%
Switzerland	3.3%
Ireland	2.5%
Other	35.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	21.6%
United Kingdom	14.5%
United States of America*	6.6%
Canada	4.0%
Switzerland	3.9%
Cayman Islands	3.7%
Germany	3.4%
France	3.3%
Australia	2.9%
Other	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.0	94.6
Short-Term Investments and Net Other Assets (Liabilities)	5.0	5.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Micro Focus International PLC (United Kingdom, Software)	1.3	1.1
EBOS Group Ltd. (New Zealand, Health Care Providers & Services)	1.2	1.1
United Drug PLC (United Kingdom) (Ireland, Health Care Providers & Services)	1.1	1.0
Tsuruha Holdings, Inc. (Japan, Food & Staples Retailing)	1.1	0.9
Nuplex Industries Ltd. (New Zealand, Chemicals)	1.0	0.9
Nitori Holdings Co. Ltd. (Japan, Specialty Retail)	1.0	0.9
Frutarom Industries Ltd. (Israel, Chemicals)	1.0	1.1
Allied World Assurance Co. Holdings AG (Switzerland, Insurance)	1.0	0.9
JSR Corp. (Japan, Chemicals)	0.9	1.0
GUD Holdings Ltd. (Australia, Household Durables)	0.9	0.5
	10.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.9	22.6
Industrials	19.4	18.9
Consumer Discretionary	15.2	16.3
Information Technology	9.4	10.0
Consumer Staples	8.9	7.5
Health Care	8.9	8.5
Materials	7.8	6.9
Energy	4.1	3.5
Utilities	0.4	0.4

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 3.6%
Aub Group Ltd.	470,441	$3,111,988
Austal Ltd.	919,229	1,090,340
Challenger Ltd.	769,974	5,245,630
GUD Holdings Ltd. (a)	1,286,901	8,356,349
Imdex Ltd. (b)(c)	13,086,370	2,039,795
Life Healthcare Group Ltd.	2,075,053	2,145,763
Nanosonics Ltd. (b)	1,719,782	2,902,952
Programmed Maintenance Services Ltd.	1,870,070	2,083,095
SAI Global Ltd.	1,348,285	3,741,865
SomnoMed Ltd. (a)(b)	672,977	1,453,222

TOTAL AUSTRALIA		32,170,999

Austria - 1.8%
Andritz AG	118,732	6,649,514
IMMOFINANZ Immobilien Anlagen AG (a)(b)	1,934,143	4,560,048
RHI AG	218,140	4,690,891

TOTAL AUSTRIA		15,900,453

Bailiwick of Jersey - 0.6%
Regus PLC	1,332,800	5,694,258
Belgium - 1.0%
Barco NV	67,583	4,719,767
Econocom Group SA	362,620	3,907,202

TOTAL BELGIUM		8,626,969

Bermuda - 1.6%
BW Offshore Ltd.	5,305,227	1,159,634
Hiscox Ltd.	389,355	5,122,999
Petra Diamonds Ltd.	3,093,474	5,333,635
Travelport Worldwide Ltd.	228,600	3,188,970

TOTAL BERMUDA		14,805,238

Brazil - 0.3%
MAHLE Metal Leve SA	362,500	2,385,222
British Virgin Islands - 0.3%
Gem Diamonds Ltd.	1,174,862	2,326,060
Canada - 4.1%
AutoCanada, Inc. (a)	254,084	4,157,444
Dorel Industries, Inc. Class B (sub. vtg.)	122,003	2,714,851
Genesis Land Development Corp.	1,051,822	2,221,510
Jean Coutu Group, Inc. Class A (sub. vtg.)	244,913	3,724,348
Lassonde Industries, Inc. Class A (sub. vtg.)	37,869	5,281,499
McCoy Global, Inc.	1,341,870	2,192,423
Open Text Corp.	136,048	7,617,257
ShawCor Ltd. Class A	117,885	3,185,065
Whitecap Resources, Inc. (a)	696,153	5,221,009

TOTAL CANADA		36,315,406

Cayman Islands - 3.9%
AMVIG Holdings Ltd.	16,168,000	6,657,294
Best Pacific International Holdings Ltd.	1,678,000	995,768
China High Precision Automation Group Ltd. (b)	712,000	1
China Metal Recycling (Holdings) Ltd. (b)	436,800	1
Greatview Aseptic Pack Co. Ltd.	5,597,000	2,834,467
Haitian International Holdings Ltd.	2,600,000	4,436,023
Lifestyle International Holdings Ltd.	3,347,000	5,544,385
Pico Far East Holdings Ltd.	18,482,000	5,010,814
SITC International Holdings Co. Ltd.	12,181,000	6,583,480
Value Partners Group Ltd.	3,286,000	3,136,655

TOTAL CAYMAN ISLANDS		35,198,888

Chile - 0.9%
Quinenco SA	2,409,395	4,740,929
Vina San Pedro SA	352,175,653	3,470,184

TOTAL CHILE		8,211,113

Denmark - 0.7%
Jyske Bank A/S (Reg.)	153,703	6,292,655
Finland - 2.4%
Amer Group PLC (A Shares)	201,445	5,955,760
Asiakastieto Group Oyj	192,023	3,518,015
Cramo Oyj (B Shares)	186,710	3,734,951
Olvi PLC (A Shares)	126,157	3,504,504
Tikkurila Oyj	269,946	4,732,347

TOTAL FINLAND		21,445,577

France - 4.0%
ALTEN	105,219	6,505,975
Coface SA	358,202	2,891,212
Rexel SA	300,300	4,549,248
Saft Groupe SA	116,100	3,608,000
The Lisi Group	143,009	4,092,174
The Vicat Group	88,556	6,165,184
Thermador Groupe SA	27,557	2,519,914
Wendel SA	47,235	5,457,321

TOTAL FRANCE		35,789,028

Germany - 2.0%
AURELIUS AG	86,435	5,168,339
CompuGroup Medical AG	178,949	7,028,260
mutares AG	144,900	2,405,807
SHW Group	102,339	2,953,018

TOTAL GERMANY		17,555,424

Greece - 0.4%
Metka SA	435,516	3,332,417
Hong Kong - 1.9%
Dah Sing Banking Group Ltd.	3,157,200	5,616,923
Far East Horizon Ltd.	4,274,000	3,392,604
Magnificent Hotel Investment L	113,522,000	2,805,015
Shun Ho Technology Holdings Ltd.	1,650,033	552,810
Techtronic Industries Co. Ltd.	1,142,000	4,280,981

TOTAL HONG KONG		16,648,333

India - 0.6%
Edelweiss Financial Services Ltd.	3,634,440	3,176,178
Torrent Pharmaceuticals Ltd.	100,431	2,162,444

TOTAL INDIA		5,338,622

Indonesia - 0.7%
PT ACE Hardware Indonesia Tbk	43,202,200	3,030,182
PT Media Nusantara Citra Tbk	17,060,400	3,040,032

TOTAL INDONESIA		6,070,214

Ireland - 2.5%
C&C Group PLC	885,778	3,978,942
Mincon Group PLC	5,015,823	4,284,553
Origin Enterprises PLC	588,700	4,147,007
United Drug PLC (United Kingdom)	1,079,749	9,655,373

TOTAL IRELAND		22,065,875

Isle of Man - 0.6%
Optimal Payments PLC (b)	1,050,400	5,850,627
Israel - 1.0%
Frutarom Industries Ltd.	167,089	8,563,621
Italy - 1.1%
Banco di Desio e della Brianza SpA	669,139	1,886,379
Danieli & C. Officine Meccaniche SpA	98,967	2,170,119
Recordati SpA	232,561	5,909,063

TOTAL ITALY		9,965,561

Japan - 22.2%
A/S One Corp.	142,500	5,138,270
Aeon Delight Co. Ltd.	192,900	5,326,040
Ain Holdings, Inc.	61,100	2,968,116
Arc Land Sakamoto Co. Ltd.	432,300	4,488,634
Broadleaf Co. Ltd.	383,300	3,787,796
Central Automotive Products Ltd. (d)	316,000	2,633,793
Daiwa Industries Ltd.	495,600	4,248,249
Dexerials Corp.	303,900	2,459,684
Fuji Corp.	149,100	2,347,486
Fukuda Denshi Co. Ltd.	129,800	7,087,053
Funai Soken Holdings, Inc.	190,320	2,887,506
GMO Internet, Inc.	404,200	4,745,925
Iida Group Holdings Co. Ltd.	223,551	4,175,060
Japan Meat Co. Ltd.	195,300	1,940,491
JSR Corp.	621,100	8,514,147
KAWAI Musical Instruments Manufacturing Co. Ltd.	165,700	3,016,977
Kinugawa Rubber Industrial Co. Ltd.	733,000	5,103,808
Konica Minolta, Inc.	286,800	2,475,534
Kotobuki Spirits Co. Ltd.	165,900	3,228,062
Leopalace21 Corp. (b)	966,500	5,799,511
Meitec Corp.	145,700	5,054,040
Minebea Mitsumi, Inc.	382,000	3,128,958
Miraca Holdings, Inc.	131,500	5,588,374
Mitani Shoji Co. Ltd.	247,700	7,137,523
Monex Group, Inc.	699,100	1,803,481
Nihon House Holdings Co. Ltd. (a)	795,600	2,681,573
Nihon Parkerizing Co. Ltd. (d)	366,900	3,236,205
Nitori Holdings Co. Ltd.	95,300	8,864,694
Paramount Bed Holdings Co. Ltd.	205,600	7,648,082
Ricoh Leasing Co. Ltd.	243,600	7,037,993
S Foods, Inc. (a)	337,600	8,036,637
San-Ai Oil Co. Ltd.	589,000	4,127,949
Shinsei Bank Ltd.	3,781,000	5,299,360
Ship Healthcare Holdings, Inc.	161,700	3,990,497
TKC Corp.	239,700	6,512,310
Toshiba Plant Systems & Services Corp.	582,700	7,205,920
Toyo Suisan Kaisha Ltd.	103,400	3,651,856
Tsuruha Holdings, Inc.	100,000	9,591,564
VT Holdings Co. Ltd.	1,114,800	5,632,719
Welcia Holdings Co. Ltd.	77,700	4,104,307
Yamada Consulting Group Co. Ltd.	174,600	5,334,116

TOTAL JAPAN		198,040,300

Korea (South) - 1.3%
BGFretail Co. Ltd.	17,709	2,875,051
Fila Korea Ltd.	43,834	3,979,083
Hy-Lok Corp.	125,792	3,123,733
NS Shopping Co. Ltd. (b)	12,780	1,673,249

TOTAL KOREA (SOUTH)		11,651,116

Luxembourg - 0.5%
Grand City Properties SA	189,517	4,186,054
Mexico - 0.0%
Genomma Lab Internacional SA de CV (b)	66,889	73,480
Netherlands - 2.1%
Amsterdam Commodities NV	196,055	5,296,907
Arcadis NV	199,900	3,423,132
BinckBank NV	737,859	4,343,556
IMCD Group BV	142,000	5,733,174

TOTAL NETHERLANDS		18,796,769

New Zealand - 2.2%
EBOS Group Ltd.	929,004	10,352,886
Nuplex Industries Ltd.	2,454,889	9,033,445

TOTAL NEW ZEALAND		19,386,331

Norway - 2.0%
ABG Sundal Collier ASA (a)	6,615,910	4,617,748
Ekornes A/S	331,597	3,871,175
Kongsberg Gruppen ASA	337,433	5,657,514
Spectrum ASA	1,183,572	3,895,336

TOTAL NORWAY		18,041,773

Philippines - 0.2%
Century Pacific Food, Inc.	4,939,000	1,984,631
Portugal - 0.5%
NOS SGPS SA	670,400	4,809,274
Romania - 0.4%
Banca Transilvania SA	5,501,626	3,775,557
Singapore - 2.2%
Boustead Projects Pte Ltd. (b)	618,906	296,832
Boustead Singapore Ltd.	2,267,369	1,315,052
Hour Glass Ltd.	8,087,500	4,510,261
Mapletree Industrial (REIT)	3,150,494	3,759,931
OSIM International Ltd.	3,765,300	3,891,711
Wing Tai Holdings Ltd.	4,110,600	5,731,029

TOTAL SINGAPORE		19,504,816

South Africa - 0.8%
Clicks Group Ltd.	992,132	7,246,235
Spain - 0.5%
Hispania Activos Inmobiliarios SA (b)	315,800	4,628,567
Sweden - 1.1%
Addlife AB (b)	59,554	752,726
AddTech AB (B Shares)	211,219	2,656,528
Coor Service Management Holding AB	474,600	2,245,802
Ratos AB (B Shares) (a)	711,500	4,162,440

TOTAL SWEDEN		9,817,496

Switzerland - 3.3%
Allied World Assurance Co. Holdings AG	239,504	8,521,552
Daetwyler Holdings AG	18,222	2,708,701
Pargesa Holding SA	27,516	1,911,750
Vontobel Holdings AG	189,326	8,190,377
VZ Holding AG	24,982	7,773,509

TOTAL SWITZERLAND		29,105,889

Taiwan - 2.2%
King's Town Bank	4,364,000	3,039,656
Sunspring Metal Corp.	3,075,000	3,864,811
Tripod Technology Corp.	2,830,000	5,177,631
Vanguard International Semiconductor Corp.	3,124,000	4,782,274
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	1,182,000	2,630,895

TOTAL TAIWAN		19,495,267

Thailand - 1.0%
Delta Electronics PCL (For. Reg.)	2,525,300	5,206,804
TISCO Financial Group PCL	2,773,700	3,455,210

TOTAL THAILAND		8,662,014

Turkey - 0.4%
Aygaz A/S	864,000	3,560,372
United Kingdom - 14.8%
Aberdeen Asset Management PLC	799,849	3,490,905
AEW UK REIT PLC	2,828,268	4,132,524
Alliance Pharma PLC	3,728,897	2,451,815
Amec Foster Wheeler PLC	556,552	4,016,424
Ashmore Group PLC (a)	1,036,507	4,651,006
BBA Aviation PLC	2,510,798	7,344,642
Bond International Software PLC	899,666	1,156,801
Brammer PLC (a)	1,014,728	2,587,259
Brewin Dolphin Holding PLC	808,175	3,235,570
Cineworld Group PLC	431,676	3,267,251
Close Brothers Group PLC	269,680	4,775,800
Countrywide PLC	1,161,507	6,031,621
Diploma PLC	363,251	3,882,540
Elementis PLC	1,178,900	3,718,985
Empiric Student Property PLC	1,836,872	3,012,729
Exova Group Ltd. PLC	1,002,769	2,344,313
Informa PLC	560,320	5,358,467
ITE Group PLC	1,873,654	4,250,263
James Fisher and Sons PLC	204,800	4,234,296
Jardine Lloyd Thompson Group PLC	270,900	3,431,807
John Wood Group PLC	542,500	4,950,248
Luxfer Holdings PLC sponsored ADR	491,254	6,312,614
McColl's Retail Group PLC	1,844,974	4,313,254
Mears Group PLC	1,047,710	6,100,483
Melrose Industries PLC	142,773	778,751
Micro Focus International PLC	507,044	11,327,864
PayPoint PLC	243,111	2,994,518
Sinclair Pharma PLC (b)	6,297,432	3,312,537
Spectris PLC	200,847	5,344,045
The Restaurant Group PLC	676,100	2,717,668
Ultra Electronics Holdings PLC	259,525	6,696,759

TOTAL UNITED KINGDOM		132,223,759

United States of America - 0.9%
Dillard's, Inc. Class A	93,994	6,621,877
Hornbeck Offshore Services, Inc. (a)(b)	152,170	1,786,476
YOU On Demand Holdings, Inc. warrants 8/30/17 (b)(e)	27,500	615

TOTAL UNITED STATES OF AMERICA		8,408,968

TOTAL COMMON STOCKS
(Cost $827,590,703)		843,951,228

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Banco ABC Brasil SA
(Cost $3,961,678)	1,117,476	3,850,284

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.38% (f)	39,282,539	39,282,539
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	13,711,375	13,711,375
TOTAL MONEY MARKET FUNDS
(Cost $52,993,914)		52,993,914
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $884,546,295)		900,795,426
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(8,908,552)
NET ASSETS - 100%		$891,886,874

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $615 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,241
Fidelity Securities Lending Cash Central Fund	178,311
Total	$239,552

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Imdex Ltd.	$1,246,756	$769,515	$--	$--	$2,039,795
Total	$1,246,756	$769,515	$--	$--	$2,039,795

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$135,678,269	$77,543,137	$58,135,132	$--
Consumer Staples	79,343,595	45,822,562	33,521,033	--
Energy	36,083,912	31,955,963	4,127,949	--
Financials	184,335,775	152,249,248	32,086,527	--
Health Care	77,652,797	48,200,521	29,452,276	--
Industrials	175,903,353	121,229,081	54,674,272	--
Information Technology	84,766,467	64,785,217	19,981,249	1
Materials	70,476,972	49,234,858	21,242,113	1
Utilities	3,560,372	3,560,372	--	--
Money Market Funds	52,993,914	52,993,914	--	--
Total Investments in Securities:	$900,795,426	$647,574,873	$253,220,551	$2

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$3,784,452
Level 2 to Level 1	$53,766,744

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,024,078) — See accompanying schedule: Unaffiliated issuers (cost $826,178,703)	$845,761,717
Fidelity Central Funds (cost $52,993,914)	52,993,914
Other affiliated issuers (cost $5,373,678)	2,039,795
Total Investments (cost $884,546,295)		$900,795,426
Foreign currency held at value (cost $3,435,438)		3,443,129
Receivable for investments sold		1,018,282
Receivable for fund shares sold		680,172
Dividends receivable		5,489,031
Distributions receivable from Fidelity Central Funds		53,923
Prepaid expenses		773
Other receivables		13,513
Total assets		911,494,249
Liabilities
Payable for investments purchased
Regular delivery	$2,507,860
Delayed delivery	73,580
Payable for fund shares redeemed	2,257,365
Accrued management fee	696,108
Distribution and service plan fees payable	20,488
Other affiliated payables	220,069
Other payables and accrued expenses	120,530
Collateral on securities loaned, at value	13,711,375
Total liabilities		19,607,375
Net Assets		$891,886,874
Net Assets consist of:
Paid in capital		$875,247,184
Undistributed net investment income		8,805,214
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,523,197)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,357,673
Net Assets		$891,886,874
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,897,656 ÷ 1,419,288 shares)		$22.47
Maximum offering price per share (100/94.25 of $22.47)		$23.84
Class T:
Net Asset Value and redemption price per share ($13,016,808 ÷ 582,355 shares)		$22.35
Maximum offering price per share (100/96.50 of $22.35)		$23.16
Class B:
Net Asset Value and offering price per share ($276,630 ÷ 12,519 shares)(a)		$22.10
Class C:
Net Asset Value and offering price per share ($9,910,610 ÷ 455,303 shares)(a)		$21.77
International Small Cap:
Net Asset Value, offering price and redemption price per share ($828,798,591 ÷ 36,296,748 shares)		$22.83
Class I:
Net Asset Value, offering price and redemption price per share ($7,986,579 ÷ 347,003 shares)		$23.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$15,653,620
Income from Fidelity Central Funds		239,552
Income before foreign taxes withheld		15,893,172
Less foreign taxes withheld		(1,109,413)
Total income		14,783,759
Expenses
Management fee
Basic fee	$3,548,462
Performance adjustment	764,573
Transfer agent fees	1,114,365
Distribution and service plan fees	119,772
Accounting and security lending fees	200,536
Custodian fees and expenses	146,102
Independent trustees' compensation	1,816
Registration fees	47,264
Audit	52,823
Legal	1,099
Miscellaneous	2,661
Total expenses before reductions	5,999,473
Expense reductions	(7,275)	5,992,198
Net investment income (loss)		8,791,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(883,158)
Foreign currency transactions	(42,970)
Total net realized gain (loss)		(926,128)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,069,850
Assets and liabilities in foreign currencies	179,334
Total change in net unrealized appreciation (depreciation)		17,249,184
Net gain (loss)		16,323,056
Net increase (decrease) in net assets resulting from operations		$25,114,617

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,791,561	$11,998,423
Net realized gain (loss)	(926,128)	25,838,406
Change in net unrealized appreciation (depreciation)	17,249,184	6,824,724
Net increase (decrease) in net assets resulting from operations	25,114,617	44,661,553
Distributions to shareholders from net investment income	(10,933,091)	(7,662,528)
Distributions to shareholders from net realized gain	(23,540,154)	(116,906,834)
Total distributions	(34,473,245)	(124,569,362)
Share transactions - net increase (decrease)	27,183,054	53,722,708
Redemption fees	70,645	103,111
Total increase (decrease) in net assets	17,895,071	(26,081,990)
Net Assets
Beginning of period	873,991,803	900,073,793
End of period (including undistributed net investment income of $8,805,214 and undistributed net investment income of $10,946,744, respectively)	$891,886,874	$873,991,803

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.69	$24.98	$26.34	$19.74	$18.97	$20.42
Income from Investment Operations
Net investment income (loss)A	.20	.27	.17	.06	.06	.10
Net realized and unrealized gain (loss)	.45	1.05	(.89)	6.94	1.09	(.88)
Total from investment operations	.65	1.32	(.72)	7.00	1.15	(.78)
Distributions from net investment income	(.25)	(.16)	(.05)	(.07)	(.11)	(.02)
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.33)	(.27)	(.66)
Total distributions	(.87)	(3.61)	(.65)	(.40)	(.38)	(.68)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$22.47	$22.69	$24.98	$26.34	$19.74	$18.97
Total ReturnC,D,E	2.97%	6.21%	(2.79)%	36.18%	6.28%	(4.00)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.66%H	1.59%	1.50%	1.61%	1.63%	1.56%
Expenses net of fee waivers, if any	1.66%H	1.58%	1.50%	1.61%	1.63%	1.55%
Expenses net of all reductions	1.66%H	1.58%	1.50%	1.60%	1.60%	1.54%
Net investment income (loss)	1.88%H	1.18%	.65%	.25%	.32%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$31,898	$28,238	$24,572	$24,020	$14,125	$17,185
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.55	$24.81	$26.17	$19.59	$18.80	$20.23
Income from Investment Operations
Net investment income (loss)A	.17	.21	.10	–B	.01	.05
Net realized and unrealized gain (loss)	.44	1.04	(.87)	6.90	1.08	(.86)
Total from investment operations	.61	1.25	(.77)	6.90	1.09	(.81)
Distributions from net investment income	(.19)	(.06)	–	–	(.03)	–
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.32)	(.27)	(.63)
Total distributions	(.81)	(3.51)	(.60)	(.32)	(.30)	(.63)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$22.35	$22.55	$24.81	$26.17	$19.59	$18.80
Total ReturnC,D,E	2.81%	5.90%	(3.00)%	35.80%	5.97%	(4.18)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.95%H	1.87%	1.77%	1.87%	1.88%	1.82%
Expenses net of fee waivers, if any	1.95%H	1.86%	1.77%	1.87%	1.88%	1.81%
Expenses net of all reductions	1.95%H	1.86%	1.76%	1.85%	1.85%	1.79%
Net investment income (loss)	1.58%H	.90%	.38%	(.01)%	.07%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$13,017	$12,400	$12,296	$13,530	$9,262	$13,744
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.22	$24.51	$25.87	$19.22	$18.38	$19.79
Income from Investment Operations
Net investment income (loss)A	.12	.09	(.03)	(.11)	(.08)	(.05)
Net realized and unrealized gain (loss)	.44	1.04	(.87)	6.84	1.07	(.85)
Total from investment operations	.56	1.13	(.90)	6.73	.99	(.90)
Distributions from net investment income	(.06)	–	–	–	–	–
Distributions from net realized gain	(.62)	(3.42)	(.47)	(.08)	(.15)	(.52)
Total distributions	(.68)	(3.42)	(.47)	(.08)	(.15)	(.52)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$22.10	$22.22	$24.51	$25.87	$19.22	$18.38
Total ReturnC,D,E	2.59%	5.40%	(3.52)%	35.14%	5.45%	(4.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.44%H	2.36%	2.28%	2.37%	2.38%	2.32%
Expenses net of fee waivers, if any	2.44%H	2.36%	2.28%	2.36%	2.38%	2.30%
Expenses net of all reductions	2.44%H	2.36%	2.27%	2.35%	2.35%	2.29%
Net investment income (loss)	1.09%H	.41%	(.13)%	(.51)%	(.43)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$277	$390	$507	$795	$790	$2,067
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.96	$24.27	$25.68	$19.18	$18.38	$19.85
Income from Investment Operations
Net investment income (loss)A	.11	.09	(.02)	(.11)	(.08)	(.04)
Net realized and unrealized gain (loss)	.45	1.02	(.85)	6.79	1.07	(.85)
Total from investment operations	.56	1.11	(.87)	6.68	.99	(.89)
Distributions from net investment income	(.13)	–	–	–	–	–
Distributions from net realized gain	(.62)	(3.42)	(.55)	(.18)	(.19)	(.59)
Total distributions	(.75)	(3.42)	(.55)	(.18)	(.19)	(.59)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$21.77	$21.96	$24.27	$25.68	$19.18	$18.38
Total ReturnC,D,E	2.61%	5.37%	(3.43)%	35.15%	5.46%	(4.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.44%H	2.36%	2.23%	2.33%	2.38%	2.27%
Expenses net of fee waivers, if any	2.44%H	2.35%	2.22%	2.33%	2.38%	2.26%
Expenses net of all reductions	2.44%H	2.35%	2.22%	2.32%	2.35%	2.24%
Net investment income (loss)	1.09%H	.41%	(.07)%	(.47)%	(.43)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,911	$11,359	$12,576	$13,426	$6,799	$9,545
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.06	$25.34	$26.67	$19.99	$19.23	$20.66
Income from Investment Operations
Net investment income (loss)A	.23	.34	.25	.12	.11	.17
Net realized and unrealized gain (loss)	.45	1.07	(.90)	7.02	1.10	(.89)
Total from investment operations	.68	1.41	(.65)	7.14	1.21	(.72)
Distributions from net investment income	(.29)	(.24)	(.09)	(.14)	(.18)	(.06)
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.33)	(.27)	(.66)
Total distributions	(.91)	(3.69)	(.69)	(.46)B	(.45)	(.72)
Redemption fees added to paid in capitalA	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$22.83	$23.06	$25.34	$26.67	$19.99	$19.23
Total ReturnD,E	3.07%	6.53%	(2.48)%	36.56%	6.55%	(3.65)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.40%H	1.31%	1.21%	1.33%	1.35%	1.26%
Expenses net of fee waivers, if any	1.40%H	1.31%	1.20%	1.32%	1.35%	1.25%
Expenses net of all reductions	1.40%H	1.31%	1.20%	1.31%	1.33%	1.23%
Net investment income (loss)	2.13%H	1.45%	.95%	.53%	.59%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$828,799	$811,534	$842,031	$1,029,629	$692,769	$856,692
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.24	$25.34	$26.67	$20.00	$19.24	$20.66
Income from Investment Operations
Net investment income (loss)A	.24	.36	.29	.16	.13	.18
Net realized and unrealized gain (loss)	.47	1.07	(.90)	7.00	1.10	(.89)
Total from investment operations	.71	1.43	(.61)	7.16	1.23	(.71)
Distributions from net investment income	(.31)	(.08)	(.13)	(.16)	(.20)	(.06)
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.33)	(.27)	(.66)
Total distributions	(.93)	(3.53)	(.73)	(.49)	(.47)	(.72)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$23.02	$23.24	$25.34	$26.67	$20.00	$19.24
Total ReturnC,D	3.16%	6.60%	(2.35)%	36.68%	6.65%	(3.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.34%G	1.24%	1.08%	1.20%	1.25%	1.22%
Expenses net of fee waivers, if any	1.34%G	1.23%	1.08%	1.20%	1.25%	1.21%
Expenses net of all reductions	1.34%G	1.23%	1.08%	1.18%	1.22%	1.19%
Net investment income (loss)	2.20%G	1.53%	1.07%	.66%	.70%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$7,987	$10,070	$8,092	$67,038	$9,503	$15,752
Portfolio turnover rateH	25%G	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$118,739,691
Gross unrealized depreciation	(109,342,665)
Net unrealized appreciation (depreciation) on securities	$9,397,026
Tax cost	$891,398,400

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,149,143 and $100,546,287, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI ACWI (All Country World Index) ex USA Small Cap Index effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was 1.03% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$36,761	$–
Class T	.25%	.25%	30,678	–
Class B	.75%	.25%	1,596	1,197
Class C	.75%	.25%	50,737	8,321
			$119,772	$9,518

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,966
Class T	1,548
Class B(a)	8
Class C(a)	1,861
$12,383

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39,714.27
Class T	19,256.31
Class B	483.30
Class C	15,549.31
International Small Cap	1,030,543.27
Class I	8,820.20
	$1,114,365

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $731 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $178,311, including $844 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,199 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,061.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$319,347	$155,785
Class T	106,306	27,108
Class B	996	–
Class C	64,383	–
International Small Cap	10,307,620	7,454,709
Class I	134,439	24,926
Total	$10,933,091	$7,662,528
From net realized gain
Class A	$788,825	$3,382,206
Class T	339,739	1,671,017
Class B	10,287	66,002
Class C	319,340	1,697,539
International Small Cap	21,811,338	109,040,767
Class I	270,625	1,049,303
Total	$23,540,154	$116,906,834

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	325,140	432,152	$6,861,060	$9,990,970
Reinvestment of distributions	49,226	159,613	1,077,561	3,404,539
Shares redeemed	(199,361)	(331,016)	(4,291,584)	(7,450,558)
Net increase (decrease)	175,005	260,749	$3,647,037	$5,944,951
Class T
Shares sold	98,594	124,085	$2,040,918	$2,869,552
Reinvestment of distributions	20,220	77,005	440,798	1,636,354
Shares redeemed	(86,353)	(146,828)	(1,830,831)	(3,289,706)
Net increase (decrease)	32,461	54,262	$650,885	$1,216,200
Class B
Shares sold	2,210	4,667	$44,407	$108,058
Reinvestment of distributions	493	2,954	10,648	62,128
Shares redeemed	(7,751)	(10,732)	(163,958)	(240,945)
Net increase (decrease)	(5,048)	(3,111)	$(108,903)	$(70,759)
Class C
Shares sold	60,963	196,292	$1,285,274	$4,379,607
Reinvestment of distributions	16,869	71,584	358,801	1,488,229
Shares redeemed	(139,670)	(268,981)	(2,822,873)	(5,818,752)
Net increase (decrease)	(61,838)	(1,105)	$(1,178,798)	$49,084
International Small Cap
Shares sold	4,597,133	7,876,402	$99,766,157	$184,799,928
Reinvestment of distributions	1,408,054	5,231,399	31,286,953	113,102,853
Shares redeemed	(4,905,938)	(11,138,439)	(105,124,693)	(253,855,534)
Net increase (decrease)	1,099,249	1,969,362	$25,928,417	$44,047,247
Class I
Shares sold	181,821	256,693	$3,999,752	$5,987,647
Reinvestment of distributions	16,670	46,102	373,252	1,003,648
Shares redeemed	(284,792)	(188,812)	(6,128,588)	(4,455,310)
Net increase (decrease)	(86,301)	113,983	$(1,755,584)	$2,535,985

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owner of record of 14% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.66%
Actual		$1,000.00	$1,029.70	$8.38
Hypothetical-C		$1,000.00	$1,016.61	$8.32
Class T	1.95%
Actual		$1,000.00	$1,028.10	$9.83
Hypothetical-C		$1,000.00	$1,015.17	$9.77
Class B	2.44%
Actual		$1,000.00	$1,025.90	$12.29
Hypothetical-C		$1,000.00	$1,012.73	$12.21
Class C	2.44%
Actual		$1,000.00	$1,026.10	$12.29
Hypothetical-C		$1,000.00	$1,012.73	$12.21
International Small Cap	1.40%
Actual		$1,000.00	$1,030.70	$7.07
Hypothetical-C		$1,000.00	$1,017.90	$7.02
Class I	1.34%
Actual		$1,000.00	$1,031.60	$6.77
Hypothetical-C		$1,000.00	$1,018.20	$6.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AISC-SANN-0616
1.800644.112

Fidelity Advisor® Global Commodity Stock Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Global Commodity Stock Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	5.5	6.9
Syngenta AG (Switzerland)	4.5	3.7
Chevron Corp.	4.0	3.8
Rio Tinto PLC	3.6	4.3
BHP Billiton PLC	3.3	4.7
Potash Corp. of Saskatchewan, Inc.	3.0	4.9
Agrium, Inc.	3.0	3.8
CF Industries Holdings, Inc.	2.8	2.5
The Mosaic Co.	2.6	3.9
Total SA	2.3	2.2
	34.6

Top Sectors (% of fund's net assets)

As of April 30, 2016
Agriculture	34.2%
Energy	32.2%
Metals	26.0%
Other	5.5%
Short-Term Investment and Net Other Assets	2.1%

As of October 31, 2015
Agriculture	37.7%
Energy	29.6%
Metals	26.5%
Other	6.1%
Short-Term Investment and Net Other Assets	0.1%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Aerospace & Defense - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Group PLC	120,320	$1,177,018
Chemicals - 27.0%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	19,400	1,603,798
Diversified Chemicals - 0.8%
E.I. du Pont de Nemours & Co.	24,000	1,581,840
Eastman Chemical Co.	6,700	511,746
		2,093,586
Fertilizers & Agricultural Chemicals - 25.2%
Agrium, Inc.	92,100	7,936,441
CF Industries Holdings, Inc.	229,460	7,588,242
FMC Corp.	25,100	1,085,826
Israel Chemicals Ltd.	152,200	755,206
Monsanto Co.	158,500	14,848,283
OCI NV (a)(b)	67,400	1,332,450
Potash Corp. of Saskatchewan, Inc.	455,000	8,050,530
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	185,800	3,870,214
Syngenta AG (Switzerland)	30,463	12,194,092
The Mosaic Co.	245,861	6,881,649
Yara International ASA	83,000	3,323,360
		67,866,293
Specialty Chemicals - 0.4%
Albemarle Corp. U.S.	8,300	549,128
W.R. Grace & Co.	6,700	513,756
		1,062,884

TOTAL CHEMICALS		72,626,561

Containers & Packaging - 1.1%
Metal & Glass Containers - 0.4%
Ball Corp.	14,800	1,056,424
Paper Packaging - 0.7%
Graphic Packaging Holding Co.	35,700	474,096
Smurfit Kappa Group PLC	20,000	530,158
WestRock Co.	19,659	822,729
		1,826,983

TOTAL CONTAINERS & PACKAGING		2,883,407

Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Regal Beloit Corp.	9,100	586,222
SolarCity Corp. (a)	20,500	621,560
		1,207,782
Energy Equipment & Services - 0.5%
Oil & Gas Equipment & Services - 0.5%
Baker Hughes, Inc.	17,300	836,628
Dril-Quip, Inc. (a)	1,800	116,676
SBM Offshore NV	37,500	502,176
		1,455,480
Food Products - 3.4%
Agricultural Products - 3.2%
Archer Daniels Midland Co.	48,600	1,941,084
Bunge Ltd.	11,500	718,750
Darling International, Inc. (a)	164,100	2,377,809
First Resources Ltd.	1,033,700	1,464,251
Golden Agri-Resources Ltd.	2,237,800	665,591
SLC Agricola SA	294,200	1,327,610
		8,495,095
Packaged Foods & Meats - 0.2%
Adecoagro SA (a)	61,200	652,392

TOTAL FOOD PRODUCTS		9,147,487

Household Products - 0.3%
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	21,200	667,644
Independent Power and Renewable Electricity Producers - 1.4%
Independent Power Producers & Energy Traders - 0.3%
China Resources Power Holdings Co. Ltd.	396,000	666,962
Renewable Electricity - 1.1%
Huaneng Renewables Corp. Ltd. (H Shares)	3,010,000	888,204
NextEra Energy Partners LP	71,600	2,068,524
		2,956,728

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		3,623,690

Machinery - 1.3%
Agricultural & Farm Machinery - 1.2%
AGCO Corp.	27,100	1,449,037
Deere & Co.	12,500	1,051,375
Jain Irrigation Systems Ltd. (a)	954,603	878,070
		3,378,482
Construction Machinery & Heavy Trucks - 0.1%
Caterpillar, Inc.	3,000	233,160

TOTAL MACHINERY		3,611,642

Metals & Mining - 25.2%
Aluminum - 0.4%
Alcoa, Inc.	93,600	1,045,512
Diversified Metals & Mining - 10.6%
Anglo American PLC (United Kingdom)	62,851	701,066
BHP Billiton PLC	644,273	8,803,665
Boliden AB (b)	31,200	543,930
First Quantum Minerals Ltd.	115,724	985,964
Freeport-McMoRan, Inc. (b)	48,100	673,400
Glencore Xstrata PLC	1,335,538	3,178,865
Grupo Mexico SA de CV Series B	568,211	1,445,244
Ivanhoe Mines Ltd. (a)	906,400	751,300
MMC Norilsk Nickel PJSC sponsored ADR	66,400	979,400
Rio Tinto PLC	292,187	9,801,792
South32 Ltd. (a)	443,636	559,949
Turquoise Hill Resources Ltd. (a)	53,000	158,404
		28,582,979
Gold - 8.2%
Agnico Eagle Mines Ltd. (Canada)	35,800	1,692,275
AngloGold Ashanti Ltd. sponsored ADR (a)	35,600	585,620
Argonaut Gold, Inc. (a)	319,700	749,118
B2Gold Corp. (a)	965,680	2,147,324
Barrick Gold Corp.	150,400	2,911,625
Compania de Minas Buenaventura SA sponsored ADR (a)(b)	60,500	614,075
Continental Gold, Inc. (a)	479,200	1,057,929
Franco-Nevada Corp.	21,700	1,523,687
Goldcorp, Inc.	137,910	2,778,644
Newcrest Mining Ltd. (a)	58,573	844,848
Newmont Mining Corp.	87,500	3,059,875
Premier Gold Mines Ltd. (a)	200,500	599,247
Randgold Resources Ltd. sponsored ADR	16,600	1,668,300
SEMAFO, Inc. (a)	139,900	623,289
Sibanye Gold Ltd. ADR (b)	41,400	637,560
Torex Gold Resources, Inc. (a)	351,200	624,194
		22,117,610
Precious Metals & Minerals - 0.5%
Impala Platinum Holdings Ltd. (a)	60,500	250,751
Industrias Penoles SA de CV	35,035	547,681
Tahoe Resources, Inc.	40,600	573,390
		1,371,822
Silver - 0.6%
Silver Wheaton Corp.	76,500	1,602,921
Steel - 4.9%
ArcelorMittal SA Class A unit (b)	193,710	1,090,587
Fortescue Metals Group Ltd.	100,000	259,279
Hitachi Metals Ltd. (c)	63,700	646,820
Hyundai Steel Co.	17,664	969,791
JFE Holdings, Inc.	34,100	478,537
Kobe Steel Ltd.	498,000	478,189
Nippon Steel & Sumitomo Metal Corp.	111,200	2,313,824
Nucor Corp.	40,700	2,026,046
POSCO	9,750	2,031,585
Steel Dynamics, Inc.	20,600	519,326
Thyssenkrupp AG	66,200	1,539,545
Voestalpine AG	19,200	692,087
		13,045,616

TOTAL METALS & MINING		67,766,460

Oil, Gas & Consumable Fuels - 30.3%
Coal & Consumable Fuels - 0.4%
Cameco Corp.	70,800	885,917
Coal India Ltd.	55,487	240,616
		1,126,533
Integrated Oil & Gas - 16.5%
BP PLC	478,800	2,637,892
Cenovus Energy, Inc.	171,300	2,715,515
Chevron Corp.	104,800	10,708,464
China Petroleum & Chemical Corp. (H Shares)	1,290,000	909,043
Eni SpA	58,000	947,542
Exxon Mobil Corp.	50,700	4,481,880
Imperial Oil Ltd.	58,700	1,946,686
InterOil Corp. (a)	19,100	639,277
Lukoil PJSC sponsored ADR	40,300	1,708,116
Occidental Petroleum Corp.	9,400	720,510
Royal Dutch Shell PLC:
Class A (United Kingdom)	150,000	3,928,980
Class B (United Kingdom)	39,863	1,046,598
Statoil ASA	115,800	2,038,230
Suncor Energy, Inc.	109,032	3,200,485
Total SA	122,600	6,196,300
YPF SA Class D sponsored ADR	33,300	670,995
		44,496,513
Oil & Gas Exploration & Production - 12.9%
Anadarko Petroleum Corp.	106,600	5,624,216
Apache Corp.	19,300	1,049,920
Cabot Oil & Gas Corp.	50,700	1,186,380
Carrizo Oil & Gas, Inc. (a)	15,500	548,235
Cimarex Energy Co.	4,600	500,848
CNOOC Ltd. sponsored ADR (b)	16,700	2,061,281
Cobalt International Energy, Inc. (a)	284,500	918,935
ConocoPhillips Co.	67,900	3,244,941
Continental Resources, Inc. (a)	13,900	517,914
Devon Energy Corp.	30,200	1,047,336
EOG Resources, Inc.	29,300	2,420,766
EQT Corp.	26,601	1,864,730
Hess Corp.	13,700	816,794
Marathon Oil Corp.	58,900	829,901
Newfield Exploration Co. (a)	14,100	511,125
Noble Energy, Inc.	60,900	2,199,099
NOVATEK OAO GDR (Reg. S)	11,200	1,075,200
PDC Energy, Inc. (a)	12,800	803,712
Pioneer Natural Resources Co.	3,410	566,401
PrairieSky Royalty Ltd.	91,000	1,916,171
QEP Resources, Inc.	20,700	371,151
SM Energy Co.	55,300	1,723,148
Southwestern Energy Co. (a)(b)	42,100	565,403
Tullow Oil PLC (a)	148,500	606,895
Whiting Petroleum Corp. (a)(b)	76,700	920,400
Woodside Petroleum Ltd.	35,573	766,538
		34,657,440
Oil & Gas Storage & Transport - 0.5%
Teekay LNG Partners LP	5,400	74,196
Williams Partners LP	37,900	1,145,717
		1,219,913

TOTAL OIL, GAS & CONSUMABLE FUELS		81,500,399

Paper & Forest Products - 4.5%
Forest Products - 0.6%
TFS Corp. Ltd.	632,575	750,326
West Fraser Timber Co. Ltd.	26,900	886,304
		1,636,630
Paper Products - 3.9%
Empresas CMPC SA	534,203	1,208,006
Fibria Celulose SA	198,300	1,751,648
Mondi PLC	172,100	3,289,148
Oji Holdings Corp.	174,000	714,538
Stora Enso Oyj (R Shares) (b)	176,500	1,540,012
UPM-Kymmene Corp. (b)	103,500	1,976,791
		10,480,143

TOTAL PAPER & FOREST PRODUCTS		12,116,773

Real Estate Investment Trusts - 0.7%
Specialized REITs - 0.7%
Potlatch Corp.	52,400	1,845,528
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (a)	27,400	734,046
TOTAL COMMON STOCKS
(Cost $331,791,961)		260,363,917

Nonconvertible Preferred Stocks - 1.0%
Aerospace & Defense - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	8,542,720	12,482
Metals & Mining - 0.7%
Steel - 0.7%
Vale SA (PN-A) sponsored ADR	449,300	2,039,822
Oil, Gas & Consumable Fuels - 0.3%
Integrated Oil & Gas - 0.3%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	123,600	729,240
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,284,416)		2,781,544

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.38% (d)	6,967,597	6,967,597
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	7,338,155	7,338,155
TOTAL MONEY MARKET FUNDS
(Cost $14,305,752)		14,305,752
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $351,382,129)		277,451,213
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(8,591,938)
NET ASSETS - 100%		$268,859,275

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,891
Fidelity Securities Lending Cash Central Fund	106,267
Total	$111,158

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$260,363,917	$215,835,216	$44,528,701	$--
Nonconvertible Preferred Stocks	2,781,544	2,781,544	--	--
Money Market Funds	14,305,752	14,305,752	--	--
Total Investments in Securities:	$277,451,213	$232,922,512	$44,528,701	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$14,804,712

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	40.3%
Canada	17.3%
United Kingdom	11.9%
Switzerland	4.5%
France	2.3%
Brazil	2.2%
Norway	2.0%
Chile	1.8%
Bailiwick of Jersey	1.8%
Japan	1.8%
Russia	1.4%
Finland	1.3%
Netherlands	1.3%
Australia	1.2%
Korea (South)	1.1%
Hong Kong	1.1%
Others (Individually Less Than 1%)	6.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,031,911) — See accompanying schedule: Unaffiliated issuers (cost $337,076,377)	$263,145,461
Fidelity Central Funds (cost $14,305,752)	14,305,752
Total Investments (cost $351,382,129)		$277,451,213
Foreign currency held at value (cost $26,141)		26,141
Receivable for investments sold		1,128,703
Receivable for fund shares sold		1,257,584
Dividends receivable		1,107,997
Distributions receivable from Fidelity Central Funds		21,225
Prepaid expenses		281
Other receivables		6,912
Total assets		281,000,056
Liabilities
Payable to custodian bank	$324
Payable for investments purchased
Regular delivery	3,410,510
Delayed delivery	76,258
Payable for fund shares redeemed	1,052,362
Accrued management fee	142,776
Distribution and service plan fees payable	18,314
Other affiliated payables	65,802
Other payables and accrued expenses	36,280
Collateral on securities loaned, at value	7,338,155
Total liabilities		12,140,781
Net Assets		$268,859,275
Net Assets consist of:
Paid in capital		$443,643,861
Undistributed net investment income		1,567,386
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(102,409,631)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(73,942,341)
Net Assets		$268,859,275
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,034,388 ÷ 3,073,781 shares)		$10.42
Maximum offering price per share (100/94.25 of $10.42)		$11.06
Class T:
Net Asset Value and redemption price per share ($6,177,528 ÷ 592,800 shares)		$10.42
Maximum offering price per share (100/96.50 of $10.42)		$10.80
Class B:
Net Asset Value and offering price per share ($805,040 ÷ 77,326 shares)(a)		$10.41
Class C:
Net Asset Value and offering price per share ($11,528,539 ÷ 1,114,551 shares)(a)		$10.34
Global Commodity Stock:
Net Asset Value, offering price and redemption price per share ($187,023,903 ÷ 17,915,595 shares)		$10.44
Class I:
Net Asset Value, offering price and redemption price per share ($31,289,877 ÷ 2,999,773 shares)		$10.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$3,551,835
Income from Fidelity Central Funds		111,158
Income before foreign taxes withheld		3,662,993
Less foreign taxes withheld		(261,962)
Total income		3,401,031
Expenses
Management fee	$741,086
Transfer agent fees	311,622
Distribution and service plan fees	101,260
Accounting and security lending fees	55,708
Custodian fees and expenses	29,898
Independent trustees' compensation	460
Registration fees	75,498
Audit	31,910
Legal	915
Miscellaneous	719
Total expenses before reductions	1,349,076
Expense reductions	(5,501)	1,343,575
Net investment income (loss)		2,057,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,971,910)
Foreign currency transactions	(34,212)
Total net realized gain (loss)		(33,006,122)
Change in net unrealized appreciation (depreciation) on: Investment securities	47,992,729
Assets and liabilities in foreign currencies	14,367
Total change in net unrealized appreciation (depreciation)		48,007,096
Net gain (loss)		15,000,974
Net increase (decrease) in net assets resulting from operations		$17,058,430

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,057,456	$5,601,197
Net realized gain (loss)	(33,006,122)	(22,741,457)
Change in net unrealized appreciation (depreciation)	48,007,096	(54,129,193)
Net increase (decrease) in net assets resulting from operations	17,058,430	(71,269,453)
Distributions to shareholders from net investment income	(5,140,876)	(3,898,874)
Distributions to shareholders from net realized gain	(224,075)	(629,272)
Total distributions	(5,364,951)	(4,528,146)
Share transactions - net increase (decrease)	26,135,446	(20,805,112)
Redemption fees	5,198	7,987
Total increase (decrease) in net assets	37,834,123	(96,594,724)
Net Assets
Beginning of period	231,025,152	327,619,876
End of period (including undistributed net investment income of $1,567,386 and undistributed net investment income of $4,650,806, respectively)	$268,859,275	$231,025,152

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$13.25	$14.17	$14.59	$15.14	$15.60
Income from Investment Operations
Net investment income (loss)A	.08	.22	.15	.16	.11	.12
Net realized and unrealized gain (loss)	.51	(3.25)	(.91)	(.45)	(.59)	(.38)
Total from investment operations	.59	(3.03)	(.76)	(.29)	(.48)	(.26)
Distributions from net investment income	(.21)	(.14)	(.15)	(.13)	(.05)	(.13)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.22)	(.17)	(.16)	(.13)	(.07)B	(.20)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.42	$10.05	$13.25	$14.17	$14.59	$15.14
Total ReturnE,F,G	6.14%	(23.16)%	(5.41)%	(2.00)%	(3.19)%	(1.80)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.43%J	1.34%	1.35%	1.36%	1.34%	1.32%
Expenses net of fee waivers, if any	1.43%J	1.34%	1.35%	1.35%	1.34%	1.32%
Expenses net of all reductions	1.42%J	1.34%	1.35%	1.34%	1.33%	1.31%
Net investment income (loss)	1.77%J	1.85%	1.05%	1.12%	.80%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$32,034	$31,391	$51,586	$71,293	$99,694	$127,979
Portfolio turnover rateK	99%J	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$13.21	$14.13	$14.54	$15.08	$15.55
Income from Investment Operations
Net investment income (loss)A	.07	.19	.11	.12	.08	.07
Net realized and unrealized gain (loss)	.51	(3.25)	(.90)	(.45)	(.60)	(.38)
Total from investment operations	.58	(3.06)	(.79)	(.33)	(.52)	(.31)
Distributions from net investment income	(.17)	(.10)	(.11)	(.08)	(.01)	(.10)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.18)	(.13)	(.13)B	(.08)	(.02)	(.16)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.42	$10.02	$13.21	$14.13	$14.54	$15.08
Total ReturnD,E,F	6.03%	(23.40)%	(5.65)%	(2.26)%	(3.43)%	(2.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.70%I	1.63%	1.62%	1.62%	1.61%	1.60%
Expenses net of fee waivers, if any	1.70%I	1.63%	1.62%	1.61%	1.61%	1.60%
Expenses net of all reductions	1.70%I	1.62%	1.62%	1.60%	1.60%	1.59%
Net investment income (loss)	1.50%I	1.57%	.78%	.86%	.53%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$6,178	$6,335	$9,867	$12,551	$16,692	$20,831
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.97	$13.12	$14.01	$14.41	$15.00	$15.46
Income from Investment Operations
Net investment income (loss)A	.05	.13	.04	.05	–B	(.01)
Net realized and unrealized gain (loss)	.51	(3.24)	(.89)	(.45)	(.59)	(.39)
Total from investment operations	.56	(3.11)	(.85)	(.40)	(.59)	(.40)
Distributions from net investment income	(.11)	(.02)	(.03)	–B	–	–
Distributions from net realized gain	(.01)	(.03)	(.01)	–	–	(.06)
Total distributions	(.12)	(.04)C	(.04)	–B	–	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.41	$9.97	$13.12	$14.01	$14.41	$15.00
Total ReturnD,E,F	5.72%	(23.76)%	(6.06)%	(2.75)%	(3.93)%	(2.62)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.18%I	2.13%	2.11%	2.11%	2.10%	2.11%
Expenses net of fee waivers, if any	2.18%I	2.12%	2.11%	2.11%	2.10%	2.11%
Expenses net of all reductions	2.17%I	2.12%	2.11%	2.10%	2.10%	2.10%
Net investment income (loss)	1.03%I	1.07%	.29%	.36%	.03%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$805	$864	$1,584	$2,303	$3,097	$4,324
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.026 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$13.06	$13.96	$14.37	$14.95	$15.45
Income from Investment Operations
Net investment income (loss)A	.05	.13	.04	.05	.01	(.01)
Net realized and unrealized gain (loss)	.50	(3.22)	(.89)	(.44)	(.59)	(.38)
Total from investment operations	.55	(3.09)	(.85)	(.39)	(.58)	(.39)
Distributions from net investment income	(.12)	(.03)	(.03)	(.02)	–	(.05)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	–	(.06)
Total distributions	(.13)	(.05)B	(.05)C	(.02)	–	(.11)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.34	$9.92	$13.06	$13.96	$14.37	$14.95
Total ReturnE,F,G	5.70%	(23.74)%	(6.13)%	(2.75)%	(3.88)%	(2.58)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.18%J	2.12%	2.11%	2.11%	2.10%	2.09%
Expenses net of fee waivers, if any	2.18%J	2.12%	2.11%	2.11%	2.10%	2.09%
Expenses net of all reductions	2.17%J	2.11%	2.11%	2.10%	2.09%	2.08%
Net investment income (loss)	1.02%J	1.08%	.29%	.36%	.03%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,529	$11,274	$17,659	$23,830	$31,865	$37,185
Portfolio turnover rateK	99%J	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$13.31	$14.24	$14.66	$15.21	$15.66
Income from Investment Operations
Net investment income (loss)A	.09	.25	.19	.19	.15	.16
Net realized and unrealized gain (loss)	.51	(3.27)	(.92)	(.45)	(.60)	(.39)
Total from investment operations	.60	(3.02)	(.73)	(.26)	(.45)	(.23)
Distributions from net investment income	(.24)	(.18)	(.19)	(.16)	(.08)	(.16)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.25)	(.20)B	(.20)	(.16)	(.10)C	(.22)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.44	$10.09	$13.31	$14.24	$14.66	$15.21
Total ReturnE,F	6.26%	(22.97)%	(5.16)%	(1.75)%	(2.96)%	(1.59)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.18%I	1.12%	1.11%	1.11%	1.10%	1.08%
Expenses net of fee waivers, if any	1.18%I	1.12%	1.11%	1.11%	1.10%	1.08%
Expenses net of all reductions	1.17%I	1.11%	1.11%	1.09%	1.09%	1.07%
Net investment income (loss)	2.03%I	2.08%	1.29%	1.37%	1.04%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$187,024	$156,320	$223,084	$273,476	$387,242	$531,224
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$13.31	$14.24	$14.67	$15.22	$15.66
Income from Investment Operations
Net investment income (loss)A	.09	.25	.19	.20	.16	.16
Net realized and unrealized gain (loss)	.51	(3.26)	(.92)	(.45)	(.60)	(.38)
Total from investment operations	.60	(3.01)	(.73)	(.25)	(.44)	(.22)
Distributions from net investment income	(.25)	(.19)	(.19)	(.18)	(.09)	(.16)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.26)	(.21)B	(.20)	(.18)	(.11)C	(.22)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.43	$10.09	$13.31	$14.24	$14.67	$15.22
Total ReturnE,F	6.27%	(22.93)%	(5.16)%	(1.71)%	(2.90)%	(1.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.14%I	1.09%	1.06%	1.04%	1.04%	1.03%
Expenses net of fee waivers, if any	1.14%I	1.08%	1.06%	1.04%	1.04%	1.03%
Expenses net of all reductions	1.13%I	1.08%	1.06%	1.03%	1.03%	1.03%
Net investment income (loss)	2.07%I	2.11%	1.34%	1.43%	1.10%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$31,290	$24,841	$23,840	$31,613	$50,540	$58,925
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$14,424,349
Gross unrealized depreciation	(93,694,823)
Net unrealized appreciation (depreciation) on securities	$(79,270,474)
Tax cost	$356,721,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(6,952,413)
No expiration
Short-term	(17,522,131)
Long-term	(40,298,374)
Total no expiration	(57,820,505)
Total capital loss carryforward	$(64,772,918)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $124,970,983 and $107,482,256, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$34,521	$–
Class T	.25%	.25%	13,584	–
Class B	.75%	.25%	3,615	2,711
Class C	.75%	.25%	49,540	6,624
			$101,260	$9,335

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,807
Class T	1,023
Class B(a)	350
Class C(a)	334
$12,514

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$41,634.30
Class T	8,788.32
Class B	1,083.30
Class C	14,985.30
Global Commodity Stock	214,868.30
Class I	30,264.26
	$ 311,622

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,386 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $180 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106,267. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,774 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $727.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$638,599	$520,699
Class T	103,956	72,766
Class B	8,861	1,871
Class C	133,173	32,755
Global Commodity Stock	3,642,366	2,937,401
Class I	613,921	333,382
Total	$5,140,876	$3,898,874
From net realized gain
Class A	$30,410	$97,397
Class T	6,044	19,110
Class B	836	3,040
Class C	11,098	34,065
Global Commodity Stock	151,130	429,058
Class I	24,557	46,602
Total	$224,075	$629,272

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	429,562	526,290	$3,833,800	$6,210,169
Reinvestment of distributions	70,559	46,881	655,495	594,452
Shares redeemed	(549,813)	(1,342,823)	(4,931,070)	(16,036,860)
Net increase (decrease)	(49,692)	(769,652)	$(441,775)	$(9,232,239)
Class T
Shares sold	60,531	79,898	$540,227	$963,935
Reinvestment of distributions	11,521	7,092	107,030	89,851
Shares redeemed	(111,329)	(201,781)	(1,011,230)	(2,371,414)
Net increase (decrease)	(39,277)	(114,791)	$(363,973)	$(1,317,628)
Class B
Shares sold	2,904	580	$29,575	$7,071
Reinvestment of distributions	982	371	9,133	4,698
Shares redeemed	(13,281)	(35,007)	(118,751)	(422,886)
Net increase (decrease)	(9,395)	(34,056)	$(80,043)	$(411,117)
Class C
Shares sold	147,205	206,447	$1,336,468	$2,471,711
Reinvestment of distributions	14,787	4,962	136,635	62,526
Shares redeemed	(184,114)	(426,784)	(1,670,395)	(5,161,590)
Net increase (decrease)	(22,122)	(215,375)	$(197,292)	$(2,627,353)
Global Commodity Stock
Shares sold	4,803,019	4,004,137	$43,836,205	$47,467,615
Reinvestment of distributions	376,092	238,065	3,493,876	3,023,431
Shares redeemed	(2,761,293)	(5,506,523)	(25,223,516)	(65,599,040)
Net increase (decrease)	2,417,818	(1,264,321)	$22,106,565	$(15,107,994)
Class I
Shares sold	1,846,997	1,576,324	$16,610,772	$18,219,363
Reinvestment of distributions	60,388	24,972	560,405	316,895
Shares redeemed	(1,370,427)	(929,289)	(12,059,213)	(10,645,039)
Net increase (decrease)	536,958	672,007	$5,111,964	$7,891,219

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owner of record of 20% of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.43%
Actual		$1,000.00	$1,061.40	$7.33
Hypothetical-C		$1,000.00	$1,017.75	$7.17
Class T	1.70%
Actual		$1,000.00	$1,060.30	$8.71
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.18%
Actual		$1,000.00	$1,057.20	$11.15
Hypothetical-C		$1,000.00	$1,014.02	$10.92
Class C	2.18%
Actual		$1,000.00	$1,057.00	$11.15
Hypothetical-C		$1,000.00	$1,014.02	$10.92
Global Commodity Stock	1.18%
Actual		$1,000.00	$1,062.60	$6.05
Hypothetical-C		$1,000.00	$1,019.00	$5.92
Class I	1.14%
Actual		$1,000.00	$1,062.70	$5.85
Hypothetical-C		$1,000.00	$1,019.19	$5.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AGCSI-SANN-0616
1.879392.107

Fidelity® International Growth Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	20.8%
Japan	14.1%
United Kingdom	13.2%
Switzerland	12.7%
Spain	4.9%
Belgium	4.5%
Sweden	4.4%
Australia	4.0%
Denmark	3.3%
Other	18.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	17.7%
United Kingdom	14.4%
Japan	14.0%
Switzerland	13.6%
Sweden	6.1%
Spain	4.5%
Belgium	4.2%
Australia	3.4%
Denmark	3.3%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.3	97.7
Short-Term Investments and Net Other Assets (Liabilities)	2.7	2.3

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.9	3.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.5	3.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.5	2.6
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	3.2	2.8
CSL Ltd. (Australia, Biotechnology)	2.9	2.2
Novartis AG (Switzerland, Pharmaceuticals)	2.9	3.7
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.8	2.5
Inditex SA (Spain, Specialty Retail)	2.6	2.8
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	2.6	2.2
InterContinental Hotel Group PLC ADR (United Kingdom, Hotels, Restaurants & Leisure)	2.3	2.0
	31.2

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	20.4	15.3
Health Care	19.0	18.5
Information Technology	14.2	11.7
Financials	13.5	18.1
Consumer Discretionary	13.3	15.1
Industrials	11.5	12.5
Materials	4.7	6.0
Energy	0.4	0.3
Telecommunication Services	0.3	0.2

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 4.0%
CSL Ltd.	609,912	$48,776,866
Sydney Airport unit	1,123,380	5,816,843
Transurban Group unit	1,422,746	12,527,069

TOTAL AUSTRALIA		67,120,778

Austria - 1.2%
Andritz AG	351,321	19,675,520
Belgium - 4.5%
Anheuser-Busch InBev SA NV	469,291	58,088,795
KBC Groep NV	302,468	16,981,098

TOTAL BELGIUM		75,069,893

Canada - 0.4%
Pason Systems, Inc.	495,200	7,198,891
Cayman Islands - 0.9%
58.com, Inc. ADR (a)	128,870	7,042,746
Alibaba Group Holding Ltd. sponsored ADR (a)	99,200	7,632,448

TOTAL CAYMAN ISLANDS		14,675,194

Denmark - 3.3%
Jyske Bank A/S (Reg.)	202,800	8,302,703
Novo Nordisk A/S Series B sponsored ADR (b)	826,700	46,121,593

TOTAL DENMARK		54,424,296

Finland - 0.3%
Tikkurila Oyj	283,000	4,961,192
France - 1.1%
Essilor International SA	135,658	17,560,644
Germany - 3.0%
Bayer AG	155,100	17,892,923
SAP AG	399,516	31,346,444

TOTAL GERMANY		49,239,367

Hong Kong - 1.9%
AIA Group Ltd.	5,289,400	31,654,975
India - 0.5%
Housing Development Finance Corp. Ltd.	562,904	9,223,760
Ireland - 3.1%
CRH PLC sponsored ADR	909,066	26,462,911
James Hardie Industries PLC:
CDI	1,130,041	15,921,470
sponsored ADR	601,500	8,433,030

TOTAL IRELAND		50,817,411

Isle of Man - 0.5%
Playtech Ltd.	654,346	7,691,806
Israel - 0.3%
Azrieli Group	118,800	4,718,361
Italy - 0.7%
Azimut Holding SpA	204,600	5,149,414
Interpump Group SpA	511,426	7,361,097

TOTAL ITALY		12,510,511

Japan - 14.1%
Astellas Pharma, Inc.	2,477,400	33,401,778
Coca-Cola Central Japan Co. Ltd.	190,700	3,493,796
DENSO Corp.	727,400	27,649,326
East Japan Railway Co.	184,100	16,196,396
Hoya Corp.	336,900	12,901,342
Japan Tobacco, Inc.	589,000	24,065,326
Keyence Corp.	40,062	24,012,883
Mitsui Fudosan Co. Ltd.	836,000	20,417,154
Nintendo Co. Ltd.	61,000	8,259,462
Olympus Corp.	281,300	10,958,499
OSG Corp.	344,800	6,407,632
Seven Bank Ltd.	2,658,200	11,295,245
Shinsei Bank Ltd.	5,146,000	7,212,512
SHO-BOND Holdings Co. Ltd.	182,600	7,900,949
USS Co. Ltd.	1,301,100	20,581,249

TOTAL JAPAN		234,753,549

Kenya - 0.3%
Safaricom Ltd.	30,975,500	5,244,367
Korea (South) - 0.9%
BGFretail Co. Ltd.	54,496	8,847,410
NAVER Corp.	9,215	5,445,310

TOTAL KOREA (SOUTH)		14,292,720

Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	106,355	9,913,350
South Africa - 1.3%
Clicks Group Ltd.	755,618	5,518,807
Naspers Ltd. Class N	112,300	15,408,694

TOTAL SOUTH AFRICA		20,927,501

Spain - 4.9%
Amadeus IT Holding SA Class A	514,500	23,411,956
Hispania Activos Inmobiliarios SA (a)	215,259	3,154,974
Inditex SA	1,361,301	43,699,772
Merlin Properties Socimi SA	378,500	4,399,024
Prosegur Compania de Seguridad SA (Reg.)	1,127,849	6,521,790

TOTAL SPAIN		81,187,516

Sweden - 4.4%
ASSA ABLOY AB (B Shares) (b)	2,033,083	42,634,121
Fagerhult AB	409,153	9,527,687
Intrum Justitia AB (b)	112,700	4,044,623
Svenska Handelsbanken AB (A Shares) (b)	1,313,920	17,527,894

TOTAL SWEDEN		73,734,325

Switzerland - 12.7%
Nestle SA	1,091,098	81,439,212
Novartis AG	625,183	47,577,841
Roche Holding AG (participation certificate)	232,368	58,791,248
Schindler Holding AG:
(participation certificate)	107,226	19,527,137
(Reg.)	18,350	3,372,360

TOTAL SWITZERLAND		210,707,798

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,934,000	18,046,275
United Kingdom - 13.2%
Associated British Foods PLC	413,100	18,494,337
Babcock International Group PLC	400,384	5,543,075
BAE Systems PLC	1,722,200	12,015,201
Berendsen PLC	707,573	12,199,669
Howden Joinery Group PLC	626,100	4,519,241
Informa PLC	1,396,912	13,358,986
InterContinental Hotel Group PLC ADR (b)	968,696	38,883,457
Lloyds Banking Group PLC	7,613,300	7,472,538
Prudential PLC	1,155,443	22,807,906
Reckitt Benckiser Group PLC	542,845	52,883,360
Rightmove PLC	77,900	4,391,314
SABMiller PLC	292,366	17,877,926
Shaftesbury PLC	319,433	4,247,330
Unite Group PLC	476,676	4,405,332

TOTAL UNITED KINGDOM		219,099,672

United States of America - 18.1%
Alphabet, Inc. Class A	29,136	20,624,792
Autoliv, Inc. (b)	198,769	24,343,239
Berkshire Hathaway, Inc. Class B (a)	129,184	18,793,688
China Biologic Products, Inc. (a)	87,966	10,292,022
Domino's Pizza, Inc.	82,990	10,031,831
Martin Marietta Materials, Inc.	66,400	11,236,872
MasterCard, Inc. Class A	351,000	34,043,490
McGraw Hill Financial, Inc.	117,100	12,512,135
Mohawk Industries, Inc. (a)	117,400	22,614,762
Molson Coors Brewing Co. Class B	108,600	10,385,418
Moody's Corp.	94,100	9,007,252
MSCI, Inc. Class A	103,200	7,837,008
Philip Morris International, Inc.	210,708	20,674,669
PriceSmart, Inc.	95,700	8,281,878
ResMed, Inc.	170,700	9,525,060
Reynolds American, Inc.	363,200	18,014,720
Sherwin-Williams Co.	32,600	9,366,306
SS&C Technologies Holdings, Inc.	178,400	10,909,160
Visa, Inc. Class A	424,260	32,769,842

TOTAL UNITED STATES OF AMERICA		301,264,144

TOTAL COMMON STOCKS
(Cost $1,493,495,241)		1,615,713,816

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.38% (c)	31,871,334	31,871,334
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	106,690,874	106,690,874
TOTAL MONEY MARKET FUNDS
(Cost $138,562,208)		138,562,208
TOTAL INVESTMENT PORTFOLIO - 105.6%
(Cost $1,632,057,449)		1,754,276,024
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(93,656,005)
NET ASSETS - 100%		$1,660,620,019

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,393
Fidelity Securities Lending Cash Central Fund	330,325
Total	$402,718

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$221,090,557	$172,859,982	$48,230,575	$--
Consumer Staples	337,979,004	176,097,310	161,881,694	--
Energy	7,198,891	7,198,891	--	--
Financials	227,120,303	108,732,079	118,388,224	--
Health Care	313,799,816	150,169,108	163,630,708	--
Industrials	191,271,169	148,750,991	42,520,178	--
Information Technology	235,627,928	153,962,864	81,665,064	--
Materials	76,381,781	76,381,781	--	--
Telecommunication Services	5,244,367	5,244,367	--	--
Money Market Funds	138,562,208	138,562,208	--	--
Total Investments in Securities:	$1,754,276,024	$1,137,959,581	$616,316,443	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$144,428,405

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $103,770,133) — See accompanying schedule: Unaffiliated issuers (cost $1,493,495,241)	$1,615,713,816
Fidelity Central Funds (cost $138,562,208)	138,562,208
Total Investments (cost $1,632,057,449)		$1,754,276,024
Foreign currency held at value (cost $11,880)		11,898
Receivable for investments sold		3,654,551
Receivable for fund shares sold		4,651,062
Dividends receivable		9,823,503
Distributions receivable from Fidelity Central Funds		94,556
Prepaid expenses		599
Other receivables		7,870
Total assets		1,772,520,063
Liabilities
Payable for investments purchased	$1,891,035
Payable for fund shares redeemed	1,836,507
Accrued management fee	985,763
Distribution and service plan fees payable	103,976
Other affiliated payables	304,114
Other payables and accrued expenses	87,775
Collateral on securities loaned, at value	106,690,874
Total liabilities		111,900,044
Net Assets		$1,660,620,019
Net Assets consist of:
Paid in capital		$1,599,467,631
Undistributed net investment income		11,086,000
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,316,667)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		122,383,055
Net Assets		$1,660,620,019
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($227,299,900 ÷ 20,745,349 shares)		$10.96
Maximum offering price per share (100/94.25 of $10.96)		$11.63
Class T:
Net Asset Value and redemption price per share ($28,247,384 ÷ 2,581,799 shares)		$10.94
Maximum offering price per share (100/96.50 of $10.94)		$11.34
Class B:
Net Asset Value and offering price per share ($543,488 ÷ 50,206 shares)(a)		$10.83
Class C:
Net Asset Value and offering price per share ($54,803,250 ÷ 5,077,799 shares)(a)		$10.79
International Growth:
Net Asset Value, offering price and redemption price per share ($989,531,658 ÷ 89,694,739 shares)		$11.03
Class I:
Net Asset Value, offering price and redemption price per share ($344,685,048 ÷ 31,300,215 shares)		$11.01
Class Z:
Net Asset Value, offering price and redemption price per share ($15,509,291 ÷ 1,406,850 shares)		$11.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$21,128,805
Income from Fidelity Central Funds		402,718
Income before foreign taxes withheld		21,531,523
Less foreign taxes withheld		(2,212,929)
Total income		19,318,594
Expenses
Management fee
Basic fee	$5,303,523
Performance adjustment	109,270
Transfer agent fees	1,418,766
Distribution and service plan fees	585,143
Accounting and security lending fees	345,576
Custodian fees and expenses	79,671
Independent trustees' compensation	3,216
Registration fees	88,683
Audit	42,540
Legal	2,186
Miscellaneous	4,732
Total expenses before reductions	7,983,306
Expense reductions	(16,973)	7,966,333
Net investment income (loss)		11,352,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,889,540)
Foreign currency transactions	296,655
Total net realized gain (loss)		(34,592,885)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,737)	(7,895,661)
Assets and liabilities in foreign currencies	94,033
Total change in net unrealized appreciation (depreciation)		(7,801,628)
Net gain (loss)		(42,394,513)
Net increase (decrease) in net assets resulting from operations		$(31,042,252)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,352,261	$10,205,219
Net realized gain (loss)	(34,592,885)	(27,463,177)
Change in net unrealized appreciation (depreciation)	(7,801,628)	41,450,250
Net increase (decrease) in net assets resulting from operations	(31,042,252)	24,192,292
Distributions to shareholders from net investment income	(9,313,522)	(7,019,924)
Distributions to shareholders from net realized gain	(1,062,119)	–
Total distributions	(10,375,641)	(7,019,924)
Share transactions - net increase (decrease)	228,113,558	519,861,476
Redemption fees	45,309	54,094
Total increase (decrease) in net assets	186,740,974	537,087,938
Net Assets
Beginning of period	1,473,879,045	936,791,107
End of period (including undistributed net investment income of $11,086,000 and undistributed net investment income of $9,047,261, respectively)	$1,660,620,019	$1,473,879,045

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.01	$10.78	$8.91	$8.09	$8.38
Income from Investment Operations
Net investment income (loss)A	.07	.07	.09	.08	.08	.08
Net realized and unrealized gain (loss)	(.35)	.28	.18	1.88	.81	(.31)
Total from investment operations	(.28)	.35	.27	1.96	.89	(.23)
Distributions from net investment income	(.05)	(.06)	(.03)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.06)	(.06)	(.04)	(.09)	(.07)	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.96	$11.30	$11.01	$10.78	$8.91	$8.09
Total ReturnC,D,E	(2.51)%	3.20%	2.54%	22.18%	11.10%	(2.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.26%H	1.26%	1.35%	1.44%	1.58%	1.77%
Expenses net of fee waivers, if any	1.26%H	1.26%	1.35%	1.43%	1.45%	1.45%
Expenses net of all reductions	1.26%H	1.25%	1.34%	1.42%	1.44%	1.43%
Net investment income (loss)	1.29%H	.66%	.84%	.80%	.99%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$227,300	$184,878	$119,017	$74,595	$21,874	$6,352
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$10.96	$10.75	$8.89	$8.08	$8.38
Income from Investment Operations
Net investment income (loss)A	.05	.04	.06	.05	.06	.06
Net realized and unrealized gain (loss)	(.35)	.27	.18	1.88	.81	(.31)
Total from investment operations	(.30)	.31	.24	1.93	.87	(.25)
Distributions from net investment income	(.01)	(.01)	(.02)	(.07)	(.05)	(.04)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.02)	(.01)	(.03)	(.07)B	(.06)	(.05)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.94	$11.26	$10.96	$10.75	$8.89	$8.08
Total ReturnD,E,F	(2.69)%	2.85%	2.21%	21.91%	10.82%	(3.03)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.60%I	1.58%	1.65%	1.69%	1.85%	2.03%
Expenses net of fee waivers, if any	1.60%I	1.58%	1.65%	1.69%	1.70%	1.70%
Expenses net of all reductions	1.60%I	1.58%	1.65%	1.68%	1.69%	1.68%
Net investment income (loss)	.95%I	.33%	.53%	.54%	.74%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$28,247	$28,833	$26,369	$23,118	$10,690	$2,917
Portfolio turnover rateJ	35%I	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $0.07 per share is comprised of distributions from net investment income of $0.69 and distributions from net realized gain of $0.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$10.91	$10.73	$8.88	$8.06	$8.36
Income from Investment Operations
Net investment income (loss)A	.02	(.02)	–B	–B	.02	.01
Net realized and unrealized gain (loss)	(.34)	.27	.19	1.89	.80	(.30)
Total from investment operations	(.32)	.25	.19	1.89	.82	(.29)
Distributions from net investment income	–	–	–	(.03)	–	(.01)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	–	–B
Total distributions	(.01)	–	(.01)	(.04)	–	(.01)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.83	$11.16	$10.91	$10.73	$8.88	$8.06
Total ReturnC,D,E	(2.89)%	2.29%	1.76%	21.35%	10.17%	(3.47)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.09%H	2.07%	2.14%	2.19%	2.35%	2.55%
Expenses net of fee waivers, if any	2.09%H	2.07%	2.14%	2.18%	2.20%	2.20%
Expenses net of all reductions	2.09%H	2.06%	2.14%	2.17%	2.19%	2.18%
Net investment income (loss)	.45%H	(.15)%	.04%	.05%	.24%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$543	$800	$1,404	$1,579	$1,116	$473
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$10.87	$10.69	$8.84	$8.03	$8.34
Income from Investment Operations
Net investment income (loss)A	.03	(.02)	.01	.01	.02	.01
Net realized and unrealized gain (loss)	(.35)	.27	.18	1.87	.80	(.31)
Total from investment operations	(.32)	.25	.19	1.88	.82	(.30)
Distributions from net investment income	–	–	–	(.02)	(.01)	(.01)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.01)	–	(.01)	(.03)	(.01)B	(.01)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.79	$11.12	$10.87	$10.69	$8.84	$8.03
Total ReturnE,F,G	(2.90)%	2.30%	1.77%	21.29%	10.27%	(3.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.05%J	2.06%	2.12%	2.19%	2.33%	2.52%
Expenses net of fee waivers, if any	2.05%J	2.06%	2.12%	2.18%	2.20%	2.20%
Expenses net of all reductions	2.05%J	2.05%	2.12%	2.17%	2.19%	2.18%
Net investment income (loss)	.49%J	(.15)%	.06%	.05%	.24%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$54,803	$52,378	$32,737	$17,196	$5,648	$2,767
Portfolio turnover rateK	35%J	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$11.10	$10.84	$8.95	$8.12	$8.40
Income from Investment Operations
Net investment income (loss)A	.09	.11	.13	.11	.11	.10
Net realized and unrealized gain (loss)	(.35)	.26	.19	1.88	.81	(.30)
Total from investment operations	(.26)	.37	.32	1.99	.92	(.20)
Distributions from net investment income	(.08)	(.09)	(.05)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.09)	(.09)	(.06)	(.10)B	(.09)	(.08)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.03	$11.38	$11.10	$10.84	$8.95	$8.12
Total ReturnD,E	(2.34)%	3.36%	2.96%	22.48%	11.41%	(2.47)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	.97%	1.04%	1.13%	1.28%	1.52%
Expenses net of fee waivers, if any	.96%H	.97%	1.04%	1.13%	1.20%	1.20%
Expenses net of all reductions	.96%H	.96%	1.04%	1.11%	1.19%	1.18%
Net investment income (loss)	1.58%H	.94%	1.14%	1.11%	1.24%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$989,532	$938,348	$635,607	$430,914	$149,526	$53,437
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.08	$10.84	$8.94	$8.12	$8.40
Income from Investment Operations
Net investment income (loss)A	.08	.11	.13	.11	.10	.10
Net realized and unrealized gain (loss)	(.34)	.27	.18	1.90	.81	(.30)
Total from investment operations	(.26)	.38	.31	2.01	.91	(.20)
Distributions from net investment income	(.08)	(.10)	(.06)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.09)	(.10)	(.07)	(.11)	(.09)	(.08)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.01	$11.36	$11.08	$10.84	$8.94	$8.12
Total ReturnC,D	(2.34)%	3.41%	2.84%	22.66%	11.28%	(2.47)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.98%	1.04%	1.11%	1.27%	1.50%
Expenses net of fee waivers, if any	.97%G	.98%	1.04%	1.11%	1.20%	1.20%
Expenses net of all reductions	.96%G	.97%	1.04%	1.09%	1.19%	1.18%
Net investment income (loss)	1.58%G	.94%	1.14%	1.13%	1.24%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$344,685	$267,745	$121,554	$38,771	$3,992	$493
Portfolio turnover rateH	35%G	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$11.10	$10.84	$10.26
Income from Investment Operations
Net investment income (loss)B	.09	.12	.14	.02
Net realized and unrealized gain (loss)	(.35)	.27	.19	.56
Total from investment operations	(.26)	.39	.33	.58
Distributions from net investment income	(.09)	(.11)	(.06)	–
Distributions from net realized gain	(.01)	–	(.01)	–
Total distributions	(.10)	(.11)	(.07)	–
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$11.02	$11.38	$11.10	$10.84
Total ReturnD,E	(2.29)%	3.52%	3.07%	5.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.84%	.88%	.94%H
Expenses net of fee waivers, if any	.83%H	.84%	.88%	.94%H
Expenses net of all reductions	.83%H	.83%	.88%	.93%H
Net investment income (loss)	1.71%H	1.07%	1.30%	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,509	$897	$104	$106
Portfolio turnover rateI	35%H	26%	27%	32%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$176,397,956
Gross unrealized depreciation	(59,559,141)
Net unrealized appreciation (depreciation) on securities	$116,838,815
Tax cost	$1,637,437,209

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(26,434,969)
Long-term	(7,319,866)
Total no expiration	$(33,754,835)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $479,246,265 and $260,718,084, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$249,157	$357
Class T	.25%	.25%	69,243	–
Class B	.75%	.25%	3,364	2,523
Class C	.75%	.25%	263,379	98,751
			$585,143	$101,631

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$44,378
Class T	6,336
Class B(a)	6
Class C(a)	4,765
$55,485

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$220,276.22
Class T	43,164.31
Class B	1,028.31
Class C	69,895.27
International Growth	819,000.18
Class I	263,135.18
Class Z	2,268.05
	$1,418,766

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $799 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,311 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $10,140,516. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $330,325, including $34,892 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,575 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $35.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,363.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$857,306	$684,914
Class T	25,900	29,128
International Growth	6,508,406	5,239,951
Class I	1,913,593	1,064,923
Class Z	8,317	1,008
Total	$9,313,522	$7,019,924
From net realized gain
Class A	$137,169	$–
Class T	20,720	–
Class B	561	–
Class C	39,156	–
International Growth	667,539	–
Class I	196,266	–
Class Z	708	–
Total	$1,062,119	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	6,246,540	9,298,452	$67,129,589	$105,707,223
Reinvestment of distributions	86,341	60,570	970,468	669,298
Shares redeemed	(1,954,972)	(3,798,128)	(20,859,132)	(42,982,992)
Net increase (decrease)	4,377,909	5,560,894	$47,240,925	$63,393,529
Class T
Shares sold	366,792	1,158,910	$3,936,696	$13,286,739
Reinvestment of distributions	4,067	2,593	45,714	28,654
Shares redeemed	(350,025)	(1,005,399)	(3,686,315)	(11,627,373)
Net increase (decrease)	20,834	156,104	$296,095	$1,688,020
Class B
Shares sold	1,881	30,282	$19,678	$347,009
Reinvestment of distributions	50	–	556	–
Shares redeemed	(23,393)	(87,349)	(246,379)	(994,341)
Net increase (decrease)	(21,462)	(57,067)	$(226,145)	$(647,332)
Class C
Shares sold	819,268	2,689,800	$8,736,707	$30,433,427
Reinvestment of distributions	3,485	–	38,678	–
Shares redeemed	(454,625)	(991,400)	(4,741,050)	(10,978,888)
Net increase (decrease)	368,128	1,698,400	$4,034,335	$19,454,539
International Growth
Shares sold	17,140,428	39,705,804	$183,584,698	$456,131,993
Reinvestment of distributions	515,203	387,169	5,821,794	4,301,448
Shares redeemed	(10,385,791)	(14,942,156)	(110,850,155)	(169,380,325)
Net increase (decrease)	7,269,840	25,150,817	$78,556,337	$291,053,116
Class I
Shares sold	13,087,526	17,728,493	$140,430,050	$201,877,753
Reinvestment of distributions	177,277	92,582	1,999,688	1,026,733
Shares redeemed	(5,525,257)	(5,227,430)	(58,460,124)	(58,733,231)
Net increase (decrease)	7,739,546	12,593,645	$83,969,614	$144,171,255
Class Z
Shares sold	1,378,158	88,007	$14,776,889	$956,120
Reinvestment of distributions	799	91	9,025	1,008
Shares redeemed	(50,920)	(18,621)	(543,517)	(208,779)
Net increase (decrease)	1,328,037	69,477	$14,242,397	$748,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.26%
Actual		$1,000.00	$974.90	$6.19
Hypothetical-C		$1,000.00	$1,018.60	$6.32
Class T	1.60%
Actual		$1,000.00	$973.10	$7.85
Hypothetical-C		$1,000.00	$1,016.91	$8.02
Class B	2.09%
Actual		$1,000.00	$971.10	$10.24
Hypothetical-C		$1,000.00	$1,014.47	$10.47
Class C	2.05%
Actual		$1,000.00	$971.00	$10.05
Hypothetical-C		$1,000.00	$1,014.67	$10.27
International Growth	.96%
Actual		$1,000.00	$976.60	$4.72
Hypothetical-C		$1,000.00	$1,020.09	$4.82
Class I	.97%
Actual		$1,000.00	$976.60	$4.77
Hypothetical-C		$1,000.00	$1,020.04	$4.87
Class Z	.83%
Actual		$1,000.00	$977.10	$4.08
Hypothetical-C		$1,000.00	$1,020.74	$4.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

IGF-SANN-0616
1.912353.106

Fidelity Advisor® Japan Fund - Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016 Class A, Class T, Class B and Class C are classes of Fidelity® Japan Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	98.1%
Cayman Islands	1.0%
United States of America*	0.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	95.8%
Korea (South)	1.7%
United States of America*	1.4%
Cayman Islands	0.7%
Singapore	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.6
Short-Term Investments and Net Other Assets (Liabilities)	0.9	1.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Astellas Pharma, Inc. (Pharmaceuticals)	5.0	4.9
East Japan Railway Co. (Road & Rail)	4.2	4.2
KDDI Corp. (Wireless Telecommunication Services)	4.1	3.3
Hoya Corp. (Health Care Equipment & Supplies)	3.3	3.3
ORIX Corp. (Diversified Financial Services)	3.3	3.0
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.1	4.0
SoftBank Corp. (Wireless Telecommunication Services)	3.1	2.8
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	2.9	2.9
Sony Corp. (Household Durables)	2.6	2.6
Japan Tobacco, Inc. (Tobacco)	2.5	1.8
	34.1

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.3	19.3
Financials	16.4	19.0
Health Care	13.5	13.3
Information Technology	12.7	13.8
Industrials	12.7	13.8
Consumer Staples	9.9	7.0
Telecommunication Services	9.1	7.2
Materials	4.5	5.2

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 3.5%
Bridgestone Corp.	161,700	$5,951,761
DaikyoNishikawa Corp.	90,600	1,248,546
NGK Spark Plug Co. Ltd.	215,400	4,295,802
Sumitomo Electric Industries Ltd.	249,000	2,995,382
		14,491,491
Automobiles - 6.3%
Fuji Heavy Industries Ltd.	53,100	1,743,538
Honda Motor Co. Ltd.	361,300	9,749,966
Isuzu Motors Ltd.	282,600	3,023,900
Mazda Motor Corp.	255,100	3,886,781
Suzuki Motor Corp.	290,200	7,952,515
		26,356,700
Hotels, Restaurants & Leisure - 0.7%
Skylark Co. Ltd.	230,600	2,931,421
Household Durables - 4.4%
Casio Computer Co. Ltd. (a)	189,200	3,599,894
Rinnai Corp.	43,300	3,821,360
Sony Corp.	457,600	11,083,814
		18,505,068
Internet & Catalog Retail - 1.2%
Rakuten, Inc.	317,600	3,452,746
Start Today Co. Ltd.	35,000	1,470,440
		4,923,186
Media - 0.9%
Dentsu, Inc.	36,200	1,839,286
Proto Corp.	160,300	2,102,489
		3,941,775
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	50,700	1,803,695
Specialty Retail - 2.9%
Fast Retailing Co. Ltd.	11,500	3,027,976
Nitori Holdings Co. Ltd.	15,600	1,451,094
United Arrows Ltd.	73,500	2,953,390
USS Co. Ltd.	179,400	2,837,811
Xebio Holdings Co. Ltd.	119,300	1,902,908
		12,173,179

TOTAL CONSUMER DISCRETIONARY		85,126,515

CONSUMER STAPLES - 9.9%
Beverages - 1.4%
Asahi Group Holdings	177,900	5,646,020
Food & Staples Retailing - 5.1%
Ain Holdings, Inc.	35,100	1,705,088
San-A Co. Ltd.	49,600	2,282,993
Seven & i Holdings Co. Ltd.	187,900	7,666,778
Sundrug Co. Ltd.	48,200	3,424,890
Tsuruha Holdings, Inc.	22,800	2,186,877
Welcia Holdings Co. Ltd.	77,600	4,099,024
		21,365,650
Personal Products - 0.9%
Kao Corp.	69,500	3,844,530
Tobacco - 2.5%
Japan Tobacco, Inc.	254,400	10,394,260

TOTAL CONSUMER STAPLES		41,250,460

FINANCIALS - 16.4%
Banks - 5.0%
Mitsubishi UFJ Financial Group, Inc.	2,783,300	12,844,416
Seven Bank Ltd. (b)	986,900	4,193,543
Shinsei Bank Ltd.	2,892,000	4,053,359
		21,091,318
Capital Markets - 0.7%
Monex Group, Inc.	1,198,700	3,092,308
Diversified Financial Services - 3.3%
ORIX Corp.	961,100	13,594,698
Insurance - 2.4%
Sony Financial Holdings, Inc.	214,600	2,653,086
Tokio Marine Holdings, Inc. (c)	222,300	7,274,211
		9,927,297
Real Estate Investment Trusts - 1.5%
Invincible Investment Corp.	1,955	1,484,493
LaSalle Logiport REIT	881	803,399
Nippon Prologis REIT, Inc.	868	2,081,323
Sekisui House (REIT), Inc.	1,449	1,696,576
		6,065,791
Real Estate Management & Development - 3.5%
AEON MALL Co. Ltd.	175,200	2,409,551
Mitsui Fudosan Co. Ltd.	501,000	12,235,639
		14,645,190

TOTAL FINANCIALS		68,416,602

HEALTH CARE - 13.5%
Biotechnology - 0.5%
PeptiDream, Inc. (a)(d)	34,800	2,005,743
Health Care Equipment & Supplies - 5.7%
Hoya Corp.	360,200	13,793,598
Olympus Corp.	264,300	10,296,236
		24,089,834
Health Care Providers & Services - 2.3%
Miraca Holdings, Inc.	95,900	4,075,476
Ship Healthcare Holdings, Inc.	225,100	5,555,108
		9,630,584
Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	1,548,500	20,877,795

TOTAL HEALTH CARE		56,603,956

INDUSTRIALS - 12.7%
Building Products - 1.3%
Daikin Industries Ltd.	67,000	5,318,395
Construction & Engineering - 1.0%
Toshiba Plant Systems & Services Corp.	351,700	4,349,274
Electrical Equipment - 2.7%
Mitsubishi Electric Corp.	454,000	4,824,848
Nidec Corp.	91,200	6,682,595
		11,507,443
Machinery - 2.4%
Kubota Corp.	307,700	4,482,221
Makita Corp.	86,100	5,431,482
		9,913,703
Road & Rail - 4.2%
East Japan Railway Co.	198,900	17,498,442
Trading Companies & Distributors - 1.1%
Misumi Group, Inc.	321,800	4,443,986

TOTAL INDUSTRIALS		53,031,243

INFORMATION TECHNOLOGY - 12.7%
Electronic Equipment & Components - 6.9%
Azbil Corp.	162,900	4,179,734
Hitachi Ltd.	1,579,000	7,235,334
OMRON Corp.	69,200	2,196,193
Shimadzu Corp.	613,000	9,175,097
TDK Corp.	55,400	3,241,669
Topcon Corp.	245,900	3,026,938
		29,054,965
Internet Software & Services - 3.7%
Alibaba Group Holding Ltd. sponsored ADR (d)	53,100	4,085,514
DeNA Co. Ltd.	234,300	3,943,154
Kakaku.com, Inc.	418,800	7,543,053
		15,571,721
Semiconductors & Semiconductor Equipment - 0.9%
Sanken Electric Co. Ltd. (a)	381,000	1,263,105
Sumco Corp.	397,300	2,515,961
		3,779,066
Software - 0.6%
COLOPL, Inc.	117,000	2,311,206
Technology Hardware, Storage & Peripherals - 0.6%
NEC Corp.	961,000	2,338,857

TOTAL INFORMATION TECHNOLOGY		53,055,815

MATERIALS - 4.5%
Chemicals - 4.5%
Daicel Chemical Industries Ltd.	208,300	2,602,074
Hitachi Chemical Co. Ltd.	143,200	2,404,863
Kansai Paint Co. Ltd.	246,500	4,311,200
Shin-Etsu Chemical Co. Ltd.	89,600	5,018,387
Toray Industries, Inc.	538,000	4,493,793
		18,830,317
TELECOMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 1.9%
Nippon Telegraph & Telephone Corp.	179,200	8,019,259
Wireless Telecommunication Services - 7.2%
KDDI Corp.	600,100	17,286,321
SoftBank Corp.	237,400	12,765,117
		30,051,438

TOTAL TELECOMMUNICATION SERVICES		38,070,697

TOTAL COMMON STOCKS
(Cost $423,826,962)		414,385,605

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.38% (e)	1,206,235	1,206,235
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	5,928,450	5,928,450
TOTAL MONEY MARKET FUNDS
(Cost $7,134,685)		7,134,685
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $430,961,647)		421,520,290
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,494,368)
NET ASSETS - 100%		$418,025,922

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) A portion of the security sold on a delayed delivery basis.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,867
Fidelity Securities Lending Cash Central Fund	61,820
Total	$65,687

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$85,126,515	$--	$85,126,515	$--
Consumer Staples	41,250,460	--	41,250,460	--
Financials	68,416,602	--	68,416,602	--
Health Care	56,603,956	--	56,603,956	--
Industrials	53,031,243	--	53,031,243	--
Information Technology	53,055,815	4,085,514	48,970,301	--
Materials	18,830,317	--	18,830,317	--
Telecommunication Services	38,070,697	--	38,070,697	--
Money Market Funds	7,134,685	7,134,685	--	--
Total Investments in Securities:	$421,520,290	$11,220,199	$410,300,091	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,643,777) — See accompanying schedule: Unaffiliated issuers (cost $423,826,962)	$414,385,605
Fidelity Central Funds (cost $7,134,685)	7,134,685
Total Investments (cost $430,961,647)		$421,520,290
Receivable for investments sold
Regular delivery		1,610,483
Delayed delivery		1,228,772
Receivable for fund shares sold		204,538
Dividends receivable		3,396,451
Distributions receivable from Fidelity Central Funds		11,311
Prepaid expenses		360
Other receivables		23
Total assets		427,972,228
Liabilities
Payable for investments purchased
Regular delivery	$1,299,334
Delayed delivery	1,566,723
Payable for fund shares redeemed	824,962
Accrued management fee	166,424
Distribution and service plan fees payable	21,502
Other affiliated payables	91,927
Other payables and accrued expenses	46,984
Collateral on securities loaned, at value	5,928,450
Total liabilities		9,946,306
Net Assets		$418,025,922
Net Assets consist of:
Paid in capital		$615,649,331
Undistributed net investment income		1,888,227
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(190,260,232)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,251,404)
Net Assets		$418,025,922
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($25,549,301 ÷ 2,254,243 shares)		$11.33
Maximum offering price per share (100/94.25 of $11.33)		$12.02
Class T:
Net Asset Value and redemption price per share ($4,456,631 ÷ 393,196 shares)		$11.33
Maximum offering price per share (100/96.50 of $11.33)		$11.74
Class B:
Net Asset Value and offering price per share ($181,410 ÷ 16,068 shares)(a)		$11.29
Class C:
Net Asset Value and offering price per share ($16,281,880 ÷ 1,447,994 shares)(a)		$11.24
Japan:
Net Asset Value, offering price and redemption price per share ($365,289,572 ÷ 32,138,461 shares)		$11.37
Class I:
Net Asset Value, offering price and redemption price per share ($6,267,128 ÷ 552,250 shares)		$11.35

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$4,400,064
Income from Fidelity Central Funds		65,687
Income before foreign taxes withheld		4,465,751
Less foreign taxes withheld		(442,374)
Total income		4,023,377
Expenses
Management fee
Basic fee	$1,739,878
Performance adjustment	(504,885)
Transfer agent fees	486,175
Distribution and service plan fees	133,312
Accounting and security lending fees	129,152
Custodian fees and expenses	28,896
Independent trustees' compensation	1,142
Registration fees	68,374
Audit	40,802
Legal	686
Interest	1,750
Miscellaneous	1,771
Total expenses before reductions	2,127,053
Expense reductions	(1,978)	2,125,075
Net investment income (loss)		1,898,302
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,721,419)
Foreign currency transactions	(50,452)
Total net realized gain (loss)		(7,771,871)
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,729,419)
Assets and liabilities in foreign currencies	208,285
Total change in net unrealized appreciation (depreciation)		(18,521,134)
Net gain (loss)		(26,293,005)
Net increase (decrease) in net assets resulting from operations		$(24,394,703)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,898,302	$3,112,183
Net realized gain (loss)	(7,771,871)	(392,382)
Change in net unrealized appreciation (depreciation)	(18,521,134)	1,937,241
Net increase (decrease) in net assets resulting from operations	(24,394,703)	4,657,042
Distributions to shareholders from net investment income	(3,027,093)	(3,310,432)
Distributions to shareholders from net realized gain	(270,338)	–
Total distributions	(3,297,431)	(3,310,432)
Share transactions - net increase (decrease)	(101,642,831)	70,904,089
Redemption fees	36,545	139,156
Total increase (decrease) in net assets	(129,298,420)	72,389,855
Net Assets
Beginning of period	547,324,342	474,934,487
End of period (including undistributed net investment income of $1,888,227 and undistributed net investment income of $3,017,018, respectively)	$418,025,922	$547,324,342

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$11.65	$12.00	$9.30	$9.54	$10.83
Income from Investment Operations
Net investment income (loss)B	.03	.04	.05	.08	.09	.09
Net realized and unrealized gain (loss)	(.51)	.23	(.31)	2.80	(.15)	(1.39)
Total from investment operations	(.48)	.27	(.26)	2.88	(.06)	(1.30)
Distributions from net investment income	(.05)	(.05)	(.08)	(.11)	(.13)	–
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	–
Total distributions	(.06)	(.05)	(.09)	(.19)	(.18)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.33	$11.87	$11.65	$12.00	$9.30	$9.54
Total ReturnD,E,F	(4.11)%	2.31%	(2.18)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.10%	1.23%	1.26%	1.42%	1.20%I
Expenses net of fee waivers, if any	1.09%I	1.10%	1.23%	1.26%	1.38%	1.20%I
Expenses net of all reductions	1.09%I	1.09%	1.23%	1.25%	1.36%	1.16%I
Net investment income (loss)	.53%I	.37%	.41%	.75%	.94%	1.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$25,549	$23,918	$21,352	$20,520	$9,495	$13,208
Portfolio turnover rateJ	16%I	35%	112%	68%	52%	134%K

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$11.62	$11.96	$9.28	$9.51	$10.83
Income from Investment Operations
Net investment income (loss)B	.01	–C	.01	.05	.06	.07
Net realized and unrealized gain (loss)	(.52)	.23	(.30)	2.78	(.13)	(1.40)
Total from investment operations	(.51)	.23	(.29)	2.83	(.07)	(1.33)
Distributions from net investment income	–C	–	(.04)	(.08)	(.11)	–
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	–
Total distributions	(.01)	–	(.05)	(.16)	(.16)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.33	$11.85	$11.62	$11.96	$9.28	$9.51
Total ReturnD,E,F	(4.32)%	1.98%	(2.42)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.45%I	1.43%	1.54%	1.55%	1.70%	1.48%I
Expenses net of fee waivers, if any	1.45%I	1.43%	1.54%	1.55%	1.66%	1.48%I
Expenses net of all reductions	1.45%I	1.42%	1.54%	1.53%	1.64%	1.44%I
Net investment income (loss)	.17%I	.04%	.10%	.46%	.66%	.74%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,457	$4,809	$4,104	$5,357	$3,934	$4,643
Portfolio turnover rateJ	16%I	35%	112%	68%	52%	134%K

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$11.65	$12.00	$9.26	$9.47	$10.83
Income from Investment Operations
Net investment income (loss)B	(.02)	(.05)	(.04)	–C	.02	.02
Net realized and unrealized gain (loss)	(.51)	.22	(.31)	2.80	(.14)	(1.39)
Total from investment operations	(.53)	.17	(.35)	2.80	(.12)	(1.37)
Distributions from net investment income	–	–	–	–	(.04)	–
Distributions from net realized gain	–	–	–	(.07)	(.05)	–
Total distributions	–	–	–	(.07)	(.09)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.29	$11.82	$11.65	$12.00	$9.26	$9.47
Total ReturnD,E,F	(4.48)%	1.46%	(2.92)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.91%I	1.91%	2.02%	2.02%	2.17%	1.95%I
Expenses net of fee waivers, if any	1.91%I	1.91%	2.02%	2.02%	2.13%	1.95%I
Expenses net of all reductions	1.91%I	1.91%	2.02%	2.01%	2.11%	1.91%I
Net investment income (loss)	(.29)%I	(.45)%	(.37)%	(.02)%	.19%	.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$181	$348	$452	$874	$1,012	$1,458
Portfolio turnover rateJ	16%I	35%	112%	68%	52%	134%K

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$11.58	$11.96	$9.25	$9.48	$10.83
Income from Investment Operations
Net investment income (loss)B	(.01)	(.04)	(.03)	–C	.02	.03
Net realized and unrealized gain (loss)	(.52)	.23	(.32)	2.79	(.14)	(1.39)
Total from investment operations	(.53)	.19	(.35)	2.79	(.12)	(1.36)
Distributions from net investment income	–	–	(.03)	(.01)	(.06)	–
Distributions from net realized gain	–	–	(.01)	(.08)	(.05)	–
Total distributions	–	–	(.03)D	(.09)	(.11)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.24	$11.77	$11.58	$11.96	$9.25	$9.48
Total ReturnE,F,G	(4.50)%	1.64%	(2.90)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.83%J	1.81%	1.93%	1.97%	2.15%	1.92%J
Expenses net of fee waivers, if any	1.82%J	1.81%	1.93%	1.97%	2.11%	1.92%J
Expenses net of all reductions	1.82%J	1.80%	1.93%	1.95%	2.09%	1.88%J
Net investment income (loss)	(.21)%J	(.34)%	(.29)%	.04%	.21%	.30%J
Supplemental Data
Net assets, end of period (000 omitted)	$16,282	$18,491	$13,162	$11,824	$7,015	$8,750
Portfolio turnover rateK	16%J	35%	112%	68%	52%	134%L

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.69	$12.03	$9.34	$9.57	$10.57
Income from Investment Operations
Net investment income (loss)A	.05	.08	.09	.12	.12	.15
Net realized and unrealized gain (loss)	(.51)	.23	(.32)	2.79	(.14)	(.75)
Total from investment operations	(.46)	.31	(.23)	2.91	(.02)	(.60)
Distributions from net investment income	(.07)	(.09)	(.11)	(.15)	(.16)	(.20)
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	(.21)
Total distributions	(.08)	(.09)	(.11)B	(.23)	(.21)	(.41)
Redemption fees added to paid in capitalA	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.37	$11.91	$11.69	$12.03	$9.34	$9.57
Total ReturnD,E	(3.93)%	2.66%	(1.90)%	31.92%	(.19)%	(6.00)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.80%	.90%	.93%	1.09%	.86%
Expenses net of fee waivers, if any	.80%H	.80%	.90%	.93%	1.06%	.84%
Expenses net of all reductions	.80%H	.79%	.90%	.91%	1.04%	.80%
Net investment income (loss)	.82%H	.67%	.74%	1.08%	1.26%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$365,290	$485,803	$415,612	$480,773	$353,550	$450,417
Portfolio turnover rateI	16%H	35%	112%	68%	52%	134%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$11.67	$12.02	$9.33	$9.57	$10.83
Income from Investment Operations
Net investment income (loss)B	.05	.08	.09	.13	.12	.13
Net realized and unrealized gain (loss)	(.52)	.23	(.32)	2.78	(.14)	(1.40)
Total from investment operations	(.47)	.31	(.23)	2.91	(.02)	(1.27)
Distributions from net investment income	(.07)	(.09)	(.12)	(.15)	(.17)	–
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	–
Total distributions	(.07)C	(.09)	(.12)D	(.23)	(.22)	–
Redemption fees added to paid in capitalB	–E	–E	–E	.01	–E	.01
Net asset value, end of period	$11.35	$11.89	$11.67	$12.02	$9.33	$9.57
Total ReturnF,G	(3.97)%	2.72%	(1.90)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.80%	.89%	.90%	1.03%	.79%J
Expenses net of fee waivers, if any	.78%J	.80%	.89%	.90%	1.01%	.79%J
Expenses net of all reductions	.78%J	.79%	.89%	.88%	.99%	.75%J
Net investment income (loss)	.84%J	.67%	.76%	1.11%	1.31%	1.43%J
Supplemental Data
Net assets, end of period (000 omitted)	$6,267	$13,957	$20,253	$20,033	$1,488	$2,715
Portfolio turnover rateK	16%J	35%	112%	68%	52%	134%L

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.006 per share.

 D Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), expiring capital loss carryforwards, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$39,767,246
Gross unrealized depreciation	(52,790,805)
Net unrealized appreciation (depreciation) on securities	$(13,023,559)
Tax cost	$434,543,849

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(3,870,588)
2017	(41,604,070)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(171,168,558)
No expiration
Short-term	(6,850,642)
Total capital loss carryforward	$(178,019,200)

Due to large redemptions in a prior period, $141,955,883 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,419,518 and $137,061,828, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$33,499	$6,368
Class T	.25%	.25%	11,518	9
Class B	.75%	.25%	1,235	928
Class C	.75%	.25%	87,060	27,400
			$133,312	$34,705

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,707
Class T	724
Class B(a)	48
Class C(a)	2,736
$8,215

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$31,613.24
Class T	7,877.34
Class B	374.30
Class C	19,011.22
Japan	419,330.19
Class I	7,970.18
	$486,175

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,817,143.62%		$1,750

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $461 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,820. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,964.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$121,415	$79,823
Class T	822	–
Japan	2,828,514	3,066,127
Class I	76,342	164,482
Total	$3,027,093	$3,310,432
From net realized gain
Class A	$14,867	$–
Class T	2,466	–
Japan	245,958	–
Class I	7,047	–
Total	$270,338	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	712,093	1,104,408	$8,422,405	$13,420,485
Reinvestment of distributions	10,746	6,565	128,096	74,452
Shares redeemed	(483,042)	(929,216)	(5,489,451)	(10,724,499)
Net increase (decrease)	239,797	181,757	$3,061,050	$2,770,438
Class T
Shares sold	25,621	180,232	$295,497	$2,170,519
Reinvestment of distributions	269	–	3,216	–
Shares redeemed	(38,565)	(127,640)	(437,379)	(1,490,023)
Net increase (decrease)	(12,675)	52,592	$(138,666)	$680,496
Class B
Shares sold	1,967	711	$21,929	$8,779
Shares redeemed	(15,310)	(10,106)	(175,368)	(116,253)
Net increase (decrease)	(13,343)	(9,395)	$(153,439)	$(107,474)
Class C
Shares sold	165,967	747,753	$1,902,846	$8,932,993
Shares redeemed	(289,191)	(312,924)	(3,216,909)	(3,580,602)
Net increase (decrease)	(123,224)	434,829	$(1,314,063)	$5,352,391
Japan
Shares sold	1,365,848	18,408,352	$15,813,773	$225,875,166
Reinvestment of distributions	251,274	262,630	3,000,214	2,980,854
Shares redeemed	(10,270,898)	(13,426,033)	(114,820,865)	(161,325,584)
Net increase (decrease)	(8,653,776)	5,244,949	$(96,006,878)	$67,530,436
Class I
Shares sold	153,380	1,688,546	$1,788,502	$20,578,143
Reinvestment of distributions	6,575	14,222	78,372	161,134
Shares redeemed	(781,968)	(2,263,385)	(8,957,709)	(26,061,475)
Net increase (decrease)	(622,013)	(560,617)	$(7,090,835)	$(5,322,198)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund and Strategic Advisers International II Fund were the owners of record of approximately 28% and 11%, respectively, of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser of its affiliates were the owners of record, in the aggregate, of approximately 47% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.09%
Actual		$1,000.00	$958.90	$5.31
Hypothetical-C		$1,000.00	$1,019.44	$5.47
Class T	1.45%
Actual		$1,000.00	$956.80	$7.05
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class B	1.91%
Actual		$1,000.00	$955.20	$9.29
Hypothetical-C		$1,000.00	$1,015.37	$9.57
Class C	1.82%
Actual		$1,000.00	$955.00	$8.85
Hypothetical-C		$1,000.00	$1,015.81	$9.12
Japan	.80%
Actual		$1,000.00	$960.70	$3.90
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class I	.78%
Actual		$1,000.00	$960.30	$3.80
Hypothetical-C		$1,000.00	$1,020.98	$3.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AJPNA-SANN-0616
1.917401.105

Fidelity Advisor® Japan Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Japan Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	98.1%
Cayman Islands	1.0%
United States of America*	0.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	95.8%
Korea (South)	1.7%
United States of America*	1.4%
Cayman Islands	0.7%
Singapore	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.6
Short-Term Investments and Net Other Assets (Liabilities)	0.9	1.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Astellas Pharma, Inc. (Pharmaceuticals)	5.0	4.9
East Japan Railway Co. (Road & Rail)	4.2	4.2
KDDI Corp. (Wireless Telecommunication Services)	4.1	3.3
Hoya Corp. (Health Care Equipment & Supplies)	3.3	3.3
ORIX Corp. (Diversified Financial Services)	3.3	3.0
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.1	4.0
SoftBank Corp. (Wireless Telecommunication Services)	3.1	2.8
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	2.9	2.9
Sony Corp. (Household Durables)	2.6	2.6
Japan Tobacco, Inc. (Tobacco)	2.5	1.8
	34.1

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.3	19.3
Financials	16.4	19.0
Health Care	13.5	13.3
Information Technology	12.7	13.8
Industrials	12.7	13.8
Consumer Staples	9.9	7.0
Telecommunication Services	9.1	7.2
Materials	4.5	5.2

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 3.5%
Bridgestone Corp.	161,700	$5,951,761
DaikyoNishikawa Corp.	90,600	1,248,546
NGK Spark Plug Co. Ltd.	215,400	4,295,802
Sumitomo Electric Industries Ltd.	249,000	2,995,382
		14,491,491
Automobiles - 6.3%
Fuji Heavy Industries Ltd.	53,100	1,743,538
Honda Motor Co. Ltd.	361,300	9,749,966
Isuzu Motors Ltd.	282,600	3,023,900
Mazda Motor Corp.	255,100	3,886,781
Suzuki Motor Corp.	290,200	7,952,515
		26,356,700
Hotels, Restaurants & Leisure - 0.7%
Skylark Co. Ltd.	230,600	2,931,421
Household Durables - 4.4%
Casio Computer Co. Ltd. (a)	189,200	3,599,894
Rinnai Corp.	43,300	3,821,360
Sony Corp.	457,600	11,083,814
		18,505,068
Internet & Catalog Retail - 1.2%
Rakuten, Inc.	317,600	3,452,746
Start Today Co. Ltd.	35,000	1,470,440
		4,923,186
Media - 0.9%
Dentsu, Inc.	36,200	1,839,286
Proto Corp.	160,300	2,102,489
		3,941,775
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	50,700	1,803,695
Specialty Retail - 2.9%
Fast Retailing Co. Ltd.	11,500	3,027,976
Nitori Holdings Co. Ltd.	15,600	1,451,094
United Arrows Ltd.	73,500	2,953,390
USS Co. Ltd.	179,400	2,837,811
Xebio Holdings Co. Ltd.	119,300	1,902,908
		12,173,179

TOTAL CONSUMER DISCRETIONARY		85,126,515

CONSUMER STAPLES - 9.9%
Beverages - 1.4%
Asahi Group Holdings	177,900	5,646,020
Food & Staples Retailing - 5.1%
Ain Holdings, Inc.	35,100	1,705,088
San-A Co. Ltd.	49,600	2,282,993
Seven & i Holdings Co. Ltd.	187,900	7,666,778
Sundrug Co. Ltd.	48,200	3,424,890
Tsuruha Holdings, Inc.	22,800	2,186,877
Welcia Holdings Co. Ltd.	77,600	4,099,024
		21,365,650
Personal Products - 0.9%
Kao Corp.	69,500	3,844,530
Tobacco - 2.5%
Japan Tobacco, Inc.	254,400	10,394,260

TOTAL CONSUMER STAPLES		41,250,460

FINANCIALS - 16.4%
Banks - 5.0%
Mitsubishi UFJ Financial Group, Inc.	2,783,300	12,844,416
Seven Bank Ltd. (b)	986,900	4,193,543
Shinsei Bank Ltd.	2,892,000	4,053,359
		21,091,318
Capital Markets - 0.7%
Monex Group, Inc.	1,198,700	3,092,308
Diversified Financial Services - 3.3%
ORIX Corp.	961,100	13,594,698
Insurance - 2.4%
Sony Financial Holdings, Inc.	214,600	2,653,086
Tokio Marine Holdings, Inc. (c)	222,300	7,274,211
		9,927,297
Real Estate Investment Trusts - 1.5%
Invincible Investment Corp.	1,955	1,484,493
LaSalle Logiport REIT	881	803,399
Nippon Prologis REIT, Inc.	868	2,081,323
Sekisui House (REIT), Inc.	1,449	1,696,576
		6,065,791
Real Estate Management & Development - 3.5%
AEON MALL Co. Ltd.	175,200	2,409,551
Mitsui Fudosan Co. Ltd.	501,000	12,235,639
		14,645,190

TOTAL FINANCIALS		68,416,602

HEALTH CARE - 13.5%
Biotechnology - 0.5%
PeptiDream, Inc. (a)(d)	34,800	2,005,743
Health Care Equipment & Supplies - 5.7%
Hoya Corp.	360,200	13,793,598
Olympus Corp.	264,300	10,296,236
		24,089,834
Health Care Providers & Services - 2.3%
Miraca Holdings, Inc.	95,900	4,075,476
Ship Healthcare Holdings, Inc.	225,100	5,555,108
		9,630,584
Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	1,548,500	20,877,795

TOTAL HEALTH CARE		56,603,956

INDUSTRIALS - 12.7%
Building Products - 1.3%
Daikin Industries Ltd.	67,000	5,318,395
Construction & Engineering - 1.0%
Toshiba Plant Systems & Services Corp.	351,700	4,349,274
Electrical Equipment - 2.7%
Mitsubishi Electric Corp.	454,000	4,824,848
Nidec Corp.	91,200	6,682,595
		11,507,443
Machinery - 2.4%
Kubota Corp.	307,700	4,482,221
Makita Corp.	86,100	5,431,482
		9,913,703
Road & Rail - 4.2%
East Japan Railway Co.	198,900	17,498,442
Trading Companies & Distributors - 1.1%
Misumi Group, Inc.	321,800	4,443,986

TOTAL INDUSTRIALS		53,031,243

INFORMATION TECHNOLOGY - 12.7%
Electronic Equipment & Components - 6.9%
Azbil Corp.	162,900	4,179,734
Hitachi Ltd.	1,579,000	7,235,334
OMRON Corp.	69,200	2,196,193
Shimadzu Corp.	613,000	9,175,097
TDK Corp.	55,400	3,241,669
Topcon Corp.	245,900	3,026,938
		29,054,965
Internet Software & Services - 3.7%
Alibaba Group Holding Ltd. sponsored ADR (d)	53,100	4,085,514
DeNA Co. Ltd.	234,300	3,943,154
Kakaku.com, Inc.	418,800	7,543,053
		15,571,721
Semiconductors & Semiconductor Equipment - 0.9%
Sanken Electric Co. Ltd. (a)	381,000	1,263,105
Sumco Corp.	397,300	2,515,961
		3,779,066
Software - 0.6%
COLOPL, Inc.	117,000	2,311,206
Technology Hardware, Storage & Peripherals - 0.6%
NEC Corp.	961,000	2,338,857

TOTAL INFORMATION TECHNOLOGY		53,055,815

MATERIALS - 4.5%
Chemicals - 4.5%
Daicel Chemical Industries Ltd.	208,300	2,602,074
Hitachi Chemical Co. Ltd.	143,200	2,404,863
Kansai Paint Co. Ltd.	246,500	4,311,200
Shin-Etsu Chemical Co. Ltd.	89,600	5,018,387
Toray Industries, Inc.	538,000	4,493,793
		18,830,317
TELECOMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 1.9%
Nippon Telegraph & Telephone Corp.	179,200	8,019,259
Wireless Telecommunication Services - 7.2%
KDDI Corp.	600,100	17,286,321
SoftBank Corp.	237,400	12,765,117
		30,051,438

TOTAL TELECOMMUNICATION SERVICES		38,070,697

TOTAL COMMON STOCKS
(Cost $423,826,962)		414,385,605

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.38% (e)	1,206,235	1,206,235
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	5,928,450	5,928,450
TOTAL MONEY MARKET FUNDS
(Cost $7,134,685)		7,134,685
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $430,961,647)		421,520,290
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,494,368)
NET ASSETS - 100%		$418,025,922

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) A portion of the security sold on a delayed delivery basis.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,867
Fidelity Securities Lending Cash Central Fund	61,820
Total	$65,687

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$85,126,515	$--	$85,126,515	$--
Consumer Staples	41,250,460	--	41,250,460	--
Financials	68,416,602	--	68,416,602	--
Health Care	56,603,956	--	56,603,956	--
Industrials	53,031,243	--	53,031,243	--
Information Technology	53,055,815	4,085,514	48,970,301	--
Materials	18,830,317	--	18,830,317	--
Telecommunication Services	38,070,697	--	38,070,697	--
Money Market Funds	7,134,685	7,134,685	--	--
Total Investments in Securities:	$421,520,290	$11,220,199	$410,300,091	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,643,777) — See accompanying schedule: Unaffiliated issuers (cost $423,826,962)	$414,385,605
Fidelity Central Funds (cost $7,134,685)	7,134,685
Total Investments (cost $430,961,647)		$421,520,290
Receivable for investments sold
Regular delivery		1,610,483
Delayed delivery		1,228,772
Receivable for fund shares sold		204,538
Dividends receivable		3,396,451
Distributions receivable from Fidelity Central Funds		11,311
Prepaid expenses		360
Other receivables		23
Total assets		427,972,228
Liabilities
Payable for investments purchased
Regular delivery	$1,299,334
Delayed delivery	1,566,723
Payable for fund shares redeemed	824,962
Accrued management fee	166,424
Distribution and service plan fees payable	21,502
Other affiliated payables	91,927
Other payables and accrued expenses	46,984
Collateral on securities loaned, at value	5,928,450
Total liabilities		9,946,306
Net Assets		$418,025,922
Net Assets consist of:
Paid in capital		$615,649,331
Undistributed net investment income		1,888,227
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(190,260,232)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,251,404)
Net Assets		$418,025,922
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($25,549,301 ÷ 2,254,243 shares)		$11.33
Maximum offering price per share (100/94.25 of $11.33)		$12.02
Class T:
Net Asset Value and redemption price per share ($4,456,631 ÷ 393,196 shares)		$11.33
Maximum offering price per share (100/96.50 of $11.33)		$11.74
Class B:
Net Asset Value and offering price per share ($181,410 ÷ 16,068 shares)(a)		$11.29
Class C:
Net Asset Value and offering price per share ($16,281,880 ÷ 1,447,994 shares)(a)		$11.24
Japan:
Net Asset Value, offering price and redemption price per share ($365,289,572 ÷ 32,138,461 shares)		$11.37
Class I:
Net Asset Value, offering price and redemption price per share ($6,267,128 ÷ 552,250 shares)		$11.35

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$4,400,064
Income from Fidelity Central Funds		65,687
Income before foreign taxes withheld		4,465,751
Less foreign taxes withheld		(442,374)
Total income		4,023,377
Expenses
Management fee
Basic fee	$1,739,878
Performance adjustment	(504,885)
Transfer agent fees	486,175
Distribution and service plan fees	133,312
Accounting and security lending fees	129,152
Custodian fees and expenses	28,896
Independent trustees' compensation	1,142
Registration fees	68,374
Audit	40,802
Legal	686
Interest	1,750
Miscellaneous	1,771
Total expenses before reductions	2,127,053
Expense reductions	(1,978)	2,125,075
Net investment income (loss)		1,898,302
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,721,419)
Foreign currency transactions	(50,452)
Total net realized gain (loss)		(7,771,871)
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,729,419)
Assets and liabilities in foreign currencies	208,285
Total change in net unrealized appreciation (depreciation)		(18,521,134)
Net gain (loss)		(26,293,005)
Net increase (decrease) in net assets resulting from operations		$(24,394,703)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,898,302	$3,112,183
Net realized gain (loss)	(7,771,871)	(392,382)
Change in net unrealized appreciation (depreciation)	(18,521,134)	1,937,241
Net increase (decrease) in net assets resulting from operations	(24,394,703)	4,657,042
Distributions to shareholders from net investment income	(3,027,093)	(3,310,432)
Distributions to shareholders from net realized gain	(270,338)	–
Total distributions	(3,297,431)	(3,310,432)
Share transactions - net increase (decrease)	(101,642,831)	70,904,089
Redemption fees	36,545	139,156
Total increase (decrease) in net assets	(129,298,420)	72,389,855
Net Assets
Beginning of period	547,324,342	474,934,487
End of period (including undistributed net investment income of $1,888,227 and undistributed net investment income of $3,017,018, respectively)	$418,025,922	$547,324,342

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$11.65	$12.00	$9.30	$9.54	$10.83
Income from Investment Operations
Net investment income (loss)B	.03	.04	.05	.08	.09	.09
Net realized and unrealized gain (loss)	(.51)	.23	(.31)	2.80	(.15)	(1.39)
Total from investment operations	(.48)	.27	(.26)	2.88	(.06)	(1.30)
Distributions from net investment income	(.05)	(.05)	(.08)	(.11)	(.13)	–
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	–
Total distributions	(.06)	(.05)	(.09)	(.19)	(.18)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.33	$11.87	$11.65	$12.00	$9.30	$9.54
Total ReturnD,E,F	(4.11)%	2.31%	(2.18)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.10%	1.23%	1.26%	1.42%	1.20%I
Expenses net of fee waivers, if any	1.09%I	1.10%	1.23%	1.26%	1.38%	1.20%I
Expenses net of all reductions	1.09%I	1.09%	1.23%	1.25%	1.36%	1.16%I
Net investment income (loss)	.53%I	.37%	.41%	.75%	.94%	1.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$25,549	$23,918	$21,352	$20,520	$9,495	$13,208
Portfolio turnover rateJ	16%I	35%	112%	68%	52%	134%K

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$11.62	$11.96	$9.28	$9.51	$10.83
Income from Investment Operations
Net investment income (loss)B	.01	–C	.01	.05	.06	.07
Net realized and unrealized gain (loss)	(.52)	.23	(.30)	2.78	(.13)	(1.40)
Total from investment operations	(.51)	.23	(.29)	2.83	(.07)	(1.33)
Distributions from net investment income	–C	–	(.04)	(.08)	(.11)	–
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	–
Total distributions	(.01)	–	(.05)	(.16)	(.16)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.33	$11.85	$11.62	$11.96	$9.28	$9.51
Total ReturnD,E,F	(4.32)%	1.98%	(2.42)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.45%I	1.43%	1.54%	1.55%	1.70%	1.48%I
Expenses net of fee waivers, if any	1.45%I	1.43%	1.54%	1.55%	1.66%	1.48%I
Expenses net of all reductions	1.45%I	1.42%	1.54%	1.53%	1.64%	1.44%I
Net investment income (loss)	.17%I	.04%	.10%	.46%	.66%	.74%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,457	$4,809	$4,104	$5,357	$3,934	$4,643
Portfolio turnover rateJ	16%I	35%	112%	68%	52%	134%K

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$11.65	$12.00	$9.26	$9.47	$10.83
Income from Investment Operations
Net investment income (loss)B	(.02)	(.05)	(.04)	–C	.02	.02
Net realized and unrealized gain (loss)	(.51)	.22	(.31)	2.80	(.14)	(1.39)
Total from investment operations	(.53)	.17	(.35)	2.80	(.12)	(1.37)
Distributions from net investment income	–	–	–	–	(.04)	–
Distributions from net realized gain	–	–	–	(.07)	(.05)	–
Total distributions	–	–	–	(.07)	(.09)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.29	$11.82	$11.65	$12.00	$9.26	$9.47
Total ReturnD,E,F	(4.48)%	1.46%	(2.92)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.91%I	1.91%	2.02%	2.02%	2.17%	1.95%I
Expenses net of fee waivers, if any	1.91%I	1.91%	2.02%	2.02%	2.13%	1.95%I
Expenses net of all reductions	1.91%I	1.91%	2.02%	2.01%	2.11%	1.91%I
Net investment income (loss)	(.29)%I	(.45)%	(.37)%	(.02)%	.19%	.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$181	$348	$452	$874	$1,012	$1,458
Portfolio turnover rateJ	16%I	35%	112%	68%	52%	134%K

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$11.58	$11.96	$9.25	$9.48	$10.83
Income from Investment Operations
Net investment income (loss)B	(.01)	(.04)	(.03)	–C	.02	.03
Net realized and unrealized gain (loss)	(.52)	.23	(.32)	2.79	(.14)	(1.39)
Total from investment operations	(.53)	.19	(.35)	2.79	(.12)	(1.36)
Distributions from net investment income	–	–	(.03)	(.01)	(.06)	–
Distributions from net realized gain	–	–	(.01)	(.08)	(.05)	–
Total distributions	–	–	(.03)D	(.09)	(.11)	–
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.24	$11.77	$11.58	$11.96	$9.25	$9.48
Total ReturnE,F,G	(4.50)%	1.64%	(2.90)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.83%J	1.81%	1.93%	1.97%	2.15%	1.92%J
Expenses net of fee waivers, if any	1.82%J	1.81%	1.93%	1.97%	2.11%	1.92%J
Expenses net of all reductions	1.82%J	1.80%	1.93%	1.95%	2.09%	1.88%J
Net investment income (loss)	(.21)%J	(.34)%	(.29)%	.04%	.21%	.30%J
Supplemental Data
Net assets, end of period (000 omitted)	$16,282	$18,491	$13,162	$11,824	$7,015	$8,750
Portfolio turnover rateK	16%J	35%	112%	68%	52%	134%L

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$11.69	$12.03	$9.34	$9.57	$10.57
Income from Investment Operations
Net investment income (loss)A	.05	.08	.09	.12	.12	.15
Net realized and unrealized gain (loss)	(.51)	.23	(.32)	2.79	(.14)	(.75)
Total from investment operations	(.46)	.31	(.23)	2.91	(.02)	(.60)
Distributions from net investment income	(.07)	(.09)	(.11)	(.15)	(.16)	(.20)
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	(.21)
Total distributions	(.08)	(.09)	(.11)B	(.23)	(.21)	(.41)
Redemption fees added to paid in capitalA	–C	–C	–C	.01	–C	.01
Net asset value, end of period	$11.37	$11.91	$11.69	$12.03	$9.34	$9.57
Total ReturnD,E	(3.93)%	2.66%	(1.90)%	31.92%	(.19)%	(6.00)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.80%	.90%	.93%	1.09%	.86%
Expenses net of fee waivers, if any	.80%H	.80%	.90%	.93%	1.06%	.84%
Expenses net of all reductions	.80%H	.79%	.90%	.91%	1.04%	.80%
Net investment income (loss)	.82%H	.67%	.74%	1.08%	1.26%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$365,290	$485,803	$415,612	$480,773	$353,550	$450,417
Portfolio turnover rateI	16%H	35%	112%	68%	52%	134%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$11.67	$12.02	$9.33	$9.57	$10.83
Income from Investment Operations
Net investment income (loss)B	.05	.08	.09	.13	.12	.13
Net realized and unrealized gain (loss)	(.52)	.23	(.32)	2.78	(.14)	(1.40)
Total from investment operations	(.47)	.31	(.23)	2.91	(.02)	(1.27)
Distributions from net investment income	(.07)	(.09)	(.12)	(.15)	(.17)	–
Distributions from net realized gain	(.01)	–	(.01)	(.08)	(.05)	–
Total distributions	(.07)C	(.09)	(.12)D	(.23)	(.22)	–
Redemption fees added to paid in capitalB	–E	–E	–E	.01	–E	.01
Net asset value, end of period	$11.35	$11.89	$11.67	$12.02	$9.33	$9.57
Total ReturnF,G	(3.97)%	2.72%	(1.90)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.80%	.89%	.90%	1.03%	.79%J
Expenses net of fee waivers, if any	.78%J	.80%	.89%	.90%	1.01%	.79%J
Expenses net of all reductions	.78%J	.79%	.89%	.88%	.99%	.75%J
Net investment income (loss)	.84%J	.67%	.76%	1.11%	1.31%	1.43%J
Supplemental Data
Net assets, end of period (000 omitted)	$6,267	$13,957	$20,253	$20,033	$1,488	$2,715
Portfolio turnover rateK	16%J	35%	112%	68%	52%	134%L

 A For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.006 per share.

 D Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), expiring capital loss carryforwards, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$39,767,246
Gross unrealized depreciation	(52,790,805)
Net unrealized appreciation (depreciation) on securities	$(13,023,559)
Tax cost	$434,543,849

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(3,870,588)
2017	(41,604,070)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(171,168,558)
No expiration
Short-term	(6,850,642)
Total capital loss carryforward	$(178,019,200)

Due to large redemptions in a prior period, $141,955,883 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,419,518 and $137,061,828, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$33,499	$6,368
Class T	.25%	.25%	11,518	9
Class B	.75%	.25%	1,235	928
Class C	.75%	.25%	87,060	27,400
			$133,312	$34,705

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,707
Class T	724
Class B(a)	48
Class C(a)	2,736
$8,215

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$31,613.24
Class T	7,877.34
Class B	374.30
Class C	19,011.22
Japan	419,330.19
Class I	7,970.18
	$486,175

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,817,143.62%		$1,750

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $461 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,820. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,964.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$121,415	$79,823
Class T	822	–
Japan	2,828,514	3,066,127
Class I	76,342	164,482
Total	$3,027,093	$3,310,432
From net realized gain
Class A	$14,867	$–
Class T	2,466	–
Japan	245,958	–
Class I	7,047	–
Total	$270,338	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	712,093	1,104,408	$8,422,405	$13,420,485
Reinvestment of distributions	10,746	6,565	128,096	74,452
Shares redeemed	(483,042)	(929,216)	(5,489,451)	(10,724,499)
Net increase (decrease)	239,797	181,757	$3,061,050	$2,770,438
Class T
Shares sold	25,621	180,232	$295,497	$2,170,519
Reinvestment of distributions	269	–	3,216	–
Shares redeemed	(38,565)	(127,640)	(437,379)	(1,490,023)
Net increase (decrease)	(12,675)	52,592	$(138,666)	$680,496
Class B
Shares sold	1,967	711	$21,929	$8,779
Shares redeemed	(15,310)	(10,106)	(175,368)	(116,253)
Net increase (decrease)	(13,343)	(9,395)	$(153,439)	$(107,474)
Class C
Shares sold	165,967	747,753	$1,902,846	$8,932,993
Shares redeemed	(289,191)	(312,924)	(3,216,909)	(3,580,602)
Net increase (decrease)	(123,224)	434,829	$(1,314,063)	$5,352,391
Japan
Shares sold	1,365,848	18,408,352	$15,813,773	$225,875,166
Reinvestment of distributions	251,274	262,630	3,000,214	2,980,854
Shares redeemed	(10,270,898)	(13,426,033)	(114,820,865)	(161,325,584)
Net increase (decrease)	(8,653,776)	5,244,949	$(96,006,878)	$67,530,436
Class I
Shares sold	153,380	1,688,546	$1,788,502	$20,578,143
Reinvestment of distributions	6,575	14,222	78,372	161,134
Shares redeemed	(781,968)	(2,263,385)	(8,957,709)	(26,061,475)
Net increase (decrease)	(622,013)	(560,617)	$(7,090,835)	$(5,322,198)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund and Strategic Advisers International II Fund were the owners of record of approximately 28% and 11%, respectively, of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser of its affiliates were the owners of record, in the aggregate, of approximately 47% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.09%
Actual		$1,000.00	$958.90	$5.31
Hypothetical-C		$1,000.00	$1,019.44	$5.47
Class T	1.45%
Actual		$1,000.00	$956.80	$7.05
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class B	1.91%
Actual		$1,000.00	$955.20	$9.29
Hypothetical-C		$1,000.00	$1,015.37	$9.57
Class C	1.82%
Actual		$1,000.00	$955.00	$8.85
Hypothetical-C		$1,000.00	$1,015.81	$9.12
Japan	.80%
Actual		$1,000.00	$960.70	$3.90
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class I	.78%
Actual		$1,000.00	$960.30	$3.80
Hypothetical-C		$1,000.00	$1,020.98	$3.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AJPNI-SANN-0616
1.917385.105

Fidelity Advisor® International Discovery Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® International Discovery Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	17.3%
United Kingdom	14.5%
France	9.6%
Germany	8.0%
United States of America*	5.8%
Switzerland	4.3%
Sweden	4.1%
Hong Kong	3.3%
Netherlands	3.3%
Other	29.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	19.1%
Japan	15.9%
France	9.6%
United States of America*	7.3%
Germany	5.5%
Switzerland	5.1%
Netherlands	4.0%
Sweden	3.1%
Hong Kong	3.0%
Other	27.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.1	97.5
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.9	2.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.2	2.0
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.7	1.6
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.6	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.5	1.4
AIA Group Ltd. (Hong Kong, Insurance)	1.5	1.3
ORIX Corp. (Japan, Diversified Financial Services)	1.4	0.9
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.4	1.3
VINCI SA (France, Construction & Engineering)	1.4	0.9
KDDI Corp. (Japan, Wireless Telecommunication Services)	1.4	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3	1.2
	15.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	24.2
Consumer Discretionary	15.3	17.4
Consumer Staples	13.2	11.9
Health Care	12.5	12.8
Industrials	10.7	10.5
Information Technology	10.0	7.5
Energy	5.0	4.3
Telecommunication Services	4.8	4.9
Materials	3.6	2.3
Utilities	0.6	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
Australia - 2.5%
1-Page Ltd. (a)(b)	2,531,460	$1,857
Ansell Ltd. (a)	1,588,251	24,068
Australia & New Zealand Banking Group Ltd.	2,945,060	53,983
Burson Group Ltd.	7,454,296	28,226
Magellan Financial Group Ltd.	1,204,177	19,685
Mantra Group Ltd.	7,793,893	21,927
Ramsay Health Care Ltd.	1,164,235	57,495
Spark Infrastructure Group unit	31,636,214	49,793

TOTAL AUSTRALIA		257,034

Austria - 0.5%
Andritz AG	444,500	24,894
Erste Group Bank AG	995,900	28,646

TOTAL AUSTRIA		53,540

Bailiwick of Jersey - 1.2%
Integrated Diagnostics Holdings PLC	4,932,400	22,936
Randgold Resources Ltd. sponsored ADR	241,314	24,252
Regus PLC	11,055,488	47,233
Wolseley PLC	514,260	28,805

TOTAL BAILIWICK OF JERSEY		123,226

Belgium - 2.0%
Anheuser-Busch InBev SA NV	1,203,427	148,960
KBC Groep NV	857,319	48,131

TOTAL BELGIUM		197,091

Bermuda - 0.3%
PAX Global Technology Ltd.	29,071,000	25,037
Canada - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	781,500	34,257
Cenovus Energy, Inc.	2,806,100	44,483
Constellation Software, Inc.	156,500	61,161
Franco-Nevada Corp.	297,300	20,859
PrairieSky Royalty Ltd. (b)	1,734,473	36,522
Suncor Energy, Inc.	676,200	19,849

TOTAL CANADA		217,131

Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	453,700	34,908
Ctrip.com International Ltd. ADR (a)	294,500	12,843
Lee's Pharmaceutical Holdings Ltd.	6,734,664	5,449
New Oriental Education & Technology Group, Inc. sponsored ADR	830,000	32,503

TOTAL CAYMAN ISLANDS		85,703

China - 0.6%
Jiangsu Hengrui Medicine Co. Ltd.	4,183,623	30,165
Kweichow Moutai Co. Ltd.	663,582	25,748

TOTAL CHINA		55,913

Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	517,230	129
Denmark - 1.3%
Novo Nordisk A/S Series B	2,371,645	132,419
Finland - 0.7%
Sampo Oyj (A Shares)	1,653,500	72,193
France - 9.6%
Accor SA (b)	1,684,918	74,636
ALTEN	608,659	37,635
Altran Technologies SA	2,384,000	35,365
Amundi SA	516,400	23,765
Atos Origin SA	444,123	39,530
AXA SA (b)	4,402,300	111,156
Capgemini SA	855,800	79,894
Cegedim SA (a)	536,390	14,728
Havas SA	4,815,644	40,297
Sanofi SA	467,356	38,523
Sodexo SA	431,200	43,543
SR Teleperformance SA	290,100	26,043
Total SA	4,385,111	221,630
Unibail-Rodamco	156,500	41,933
VINCI SA (b)	1,924,900	143,796

TOTAL FRANCE		972,474

Germany - 8.0%
Axel Springer Verlag AG	625,002	34,896
Bayer AG	345,100	39,812
Beiersdorf AG	242,900	21,794
Continental AG	297,600	65,359
Deutsche Boerse AG	526,494	43,219
Deutsche Telekom AG	3,241,500	56,899
Fresenius SE & Co. KGaA	468,700	34,090
GEA Group AG	878,941	40,750
KION Group AG	1,369,149	74,593
LEG Immobilien AG	314,266	29,080
Nexus AG	614,500	10,766
ProSiebenSat.1 Media AG	1,170,000	59,644
Rational AG	104,405	53,002
SAP AG	1,390,594	109,107
Siemens AG	685,498	71,736
Symrise AG	637,700	42,249
United Internet AG	430,714	21,027

TOTAL GERMANY		808,023

Hong Kong - 3.3%
AIA Group Ltd.	24,704,000	147,844
China Resources Beer Holdings Co. Ltd.	16,944,000	37,233
Techtronic Industries Co. Ltd.	38,444,000	144,114

TOTAL HONG KONG		329,191

India - 2.6%
Bharti Infratel Ltd.	12,647,734	71,392
Dr Lal Pathlabs Ltd.	798,016	11,835
HDFC Bank Ltd. sponsored ADR	1,290,984	81,164
Housing Development Finance Corp. Ltd.	6,148,295	100,746

TOTAL INDIA		265,137

Ireland - 2.7%
Cairn Homes PLC (a)	17,549,270	22,506
CRH PLC	1,051,000	30,587
Dalata Hotel Group PLC (a)	5,686,103	28,706
Green REIT PLC	9,492,200	15,673
Irish Continental Group PLC unit	101,800	600
James Hardie Industries PLC CDI	1,482,921	20,893
Kerry Group PLC Class A	983,700	87,712
Ryanair Holdings PLC sponsored ADR	809,300	65,513

TOTAL IRELAND		272,190

Isle of Man - 0.8%
Optimal Payments PLC (a)	11,752,725	65,462
Playtech Ltd.	1,386,935	16,303

TOTAL ISLE OF MAN		81,765

Israel - 1.9%
Frutarom Industries Ltd.	1,032,000	52,892
Partner Communications Co. Ltd. (a)	2,268,862	11,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,291,300	124,761

TOTAL ISRAEL		189,457

Italy - 1.6%
De Longhi SpA	1,669,626	38,446
Intesa Sanpaolo SpA	30,697,900	85,334
Mediaset SpA	3,440,200	15,481
Telecom Italia SpA (a)	25,339,200	24,743

TOTAL ITALY		164,004

Japan - 17.3%
ACOM Co. Ltd. (a)	3,246,300	16,935
Aozora Bank Ltd.	9,464,000	33,578
Asahi Group Holdings	1,066,900	33,860
Astellas Pharma, Inc.	6,953,700	93,754
Casio Computer Co. Ltd. (b)	2,015,200	38,343
Daito Trust Construction Co. Ltd.	209,500	29,630
Dentsu, Inc.	1,274,300	64,746
Don Quijote Holdings Co. Ltd.	1,338,100	47,604
Hoya Corp.	1,793,800	68,692
Japan Exchange Group, Inc.	1,920,700	28,605
Japan Tobacco, Inc.	2,318,600	94,733
KDDI Corp.	4,728,900	136,219
Keyence Corp.	95,360	57,158
Misumi Group, Inc.	3,181,300	43,933
Mitsubishi UFJ Financial Group, Inc.	11,142,500	51,421
Monex Group, Inc.	12,207,949	31,493
NEC Corp.	8,879,000	21,609
Nidec Corp.	324,300	23,763
Nintendo Co. Ltd.	274,100	37,113
Nippon Telegraph & Telephone Corp.	904,500	40,477
Olympus Corp.	3,148,400	122,651
ORIX Corp.	10,231,600	144,725
Seven & i Holdings Co. Ltd.	1,034,700	42,218
Seven Bank Ltd.	12,039,600	51,159
Shinsei Bank Ltd.	14,227,000	19,940
Shionogi & Co. Ltd.	856,200	43,702
Sony Corp.	3,594,500	87,065
Sundrug Co. Ltd.	622,500	44,232
Tsuruha Holdings, Inc.	834,000	79,994
United Arrows Ltd.	991,300	39,833
VT Holdings Co. Ltd.	3,872,500	19,566
Welcia Holdings Co. Ltd.	1,150,800	60,788

TOTAL JAPAN		1,749,539

Luxembourg - 0.9%
Eurofins Scientific SA	120,139	44,578
Grand City Properties SA	1,528,397	33,759
Senvion SA	708,900	12,460

TOTAL LUXEMBOURG		90,797

Marshall Islands - 0.1%
Hoegh LNG Partners LP (c)	715,655	12,896
Netherlands - 3.3%
AerCap Holdings NV (a)	562,900	22,522
IMCD Group BV	1,926,800	77,794
ING Groep NV (Certificaten Van Aandelen)	4,956,300	60,696
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,814,100	167,553

TOTAL NETHERLANDS		328,565

New Zealand - 0.8%
EBOS Group Ltd.	3,154,998	35,160
Ryman Healthcare Group Ltd.	7,137,434	44,505

TOTAL NEW ZEALAND		79,665

Norway - 1.6%
Statoil ASA (b)	9,044,100	159,188
Philippines - 0.3%
SM Investments Corp.	1,641,730	32,950
Romania - 0.2%
Banca Transilvania SA	31,143,575	21,373
South Africa - 1.3%
EOH Holdings Ltd.	2,855,067	27,788
Naspers Ltd. Class N	720,500	98,860

TOTAL SOUTH AFRICA		126,648

Spain - 2.5%
Amadeus IT Holding SA Class A	1,717,100	78,135
Atresmedia Corporacion de Medios de Comunicacion SA	1,719,200	22,383
Hispania Activos Inmobiliarios SA (a)	1,085,200	15,905
Inditex SA	2,288,877	73,476
Mediaset Espana Comunicacion SA	2,931,000	38,059
Merlin Properties Socimi SA	2,483,100	28,859

TOTAL SPAIN		256,817

Sweden - 4.1%
ASSA ABLOY AB (B Shares)	3,682,800	77,229
Getinge AB (B Shares)	2,461,330	52,044
HEXPOL AB (B Shares) (b)	2,967,500	30,671
Indutrade AB (b)	201,100	11,276
Nordea Bank AB	5,749,200	55,806
Saab AB (B Shares)	980,200	33,530
Sandvik AB (b)	2,242,600	23,011
Svenska Cellulosa AB (SCA) (B Shares)	3,034,500	95,564
Svenska Handelsbanken AB (A Shares) (b)	2,567,100	34,246

TOTAL SWEDEN		413,377

Switzerland - 4.3%
GAM Holding Ltd.	1,405,187	18,310
Julius Baer Group Ltd.	949,640	40,698
Novartis AG	1,375,538	104,682
Partners Group Holding AG	247,326	101,839
Schindler Holding AG (participation certificate)	181,273	33,012
Syngenta AG (Switzerland)	175,928	70,423
UBS Group AG	3,690,490	63,861

TOTAL SWITZERLAND		432,825

Taiwan - 0.1%
JHL Biotech, Inc. (a)	4,953,560	13,395
United Kingdom - 14.5%
AA PLC	3,830,868	15,595
Associated British Foods PLC	772,200	34,571
B&M European Value Retail S.A.	9,180,129	37,209
BAE Systems PLC	4,147,100	28,933
BCA Marketplace PLC	7,762,300	18,913
BHP Billiton PLC	2,881,014	39,368
BT Group PLC	6,133,600	39,758
Bunzl PLC	2,075,300	61,829
Cineworld Group PLC	2,055,200	15,555
CMC Markets PLC	8,647,600	31,589
Compass Group PLC	2,013,000	35,848
Countryside Properties PLC (a)	3,408,200	11,578
Diploma PLC	2,312,600	24,718
GlaxoSmithKline PLC	3,812,600	81,485
Howden Joinery Group PLC	10,913,100	78,772
Imperial Tobacco Group PLC	1,848,336	100,425
ITV PLC	9,444,600	31,078
Lloyds Banking Group PLC	69,181,900	67,903
London Stock Exchange Group PLC	473,136	18,756
McCarthy & Stone PLC	4,009,500	13,592
Melrose Industries PLC	1,586,476	8,653
Micro Focus International PLC	3,609,242	80,634
Moneysupermarket.com Group PLC	5,210,600	23,899
Persimmon PLC	1,469,800	42,673
Reckitt Benckiser Group PLC	900,800	87,755
Rex Bionics PLC (a)(c)	1,297,286	692
Rio Tinto PLC	1,185,200	39,759
SABMiller PLC	719,300	43,985
Shawbrook Group PLC	8,951,700	37,487
Softcat PLC	1,526,900	7,117
Spirax-Sarco Engineering PLC	539,500	26,920
St. James's Place Capital PLC	5,394,300	68,336
Standard Chartered PLC (United Kingdom)	5,296,810	42,729
Taylor Wimpey PLC	11,716,900	31,552
Virgin Money Holdings Uk PLC	5,874,500	31,338
Vodafone Group PLC	30,823,796	99,309
Workspace Group PLC	649,000	7,918

TOTAL UNITED KINGDOM		1,468,231

United States of America - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	520,000	81,151
Global Payments, Inc.	465,000	33,564
McGraw Hill Financial, Inc.	462,400	49,407
Molson Coors Brewing Co. Class B	121,600	11,629
MSCI, Inc. Class A	586,700	44,554
Visa, Inc. Class A	1,147,700	88,648

TOTAL UNITED STATES OF AMERICA		308,953

TOTAL COMMON STOCKS
(Cost $8,697,817)		9,796,876

Nonconvertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $18,833)	5,958,244	23,003
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.33% 5/5/16 to 7/28/16 (e)
(Cost $11,655)	11,660	11,657
	Shares	Value (000s)

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.38% (f)	199,763,053	199,763
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	311,707,412	311,707
TOTAL MONEY MARKET FUNDS
(Cost $511,470)		511,470
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $9,239,775)		10,343,006
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(248,078)
NET ASSETS - 100%		$10,094,928

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
2,402 CME Nikkei 225 Contracts (Japan)	June 2016	179,021	$(11,598)

The face value of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,003,000 or 0.2% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,657,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$545
Fidelity Securities Lending Cash Central Fund	2,593
Total	$3,138

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$11,465	$--	$--	$832	$12,896
Rex Bionics PLC	976	--	4	--	692
Total	$12,441	$--	$4	$832	$13,588

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,534,838	$1,034,716	$477,119	$23,003
Consumer Staples	1,334,162	853,349	480,813	--
Energy	494,568	113,750	380,818	--
Financials	2,185,536	1,236,886	948,650	--
Health Care	1,265,979	574,622	691,357	--
Industrials	1,107,038	909,868	197,170	--
Information Technology	982,951	693,397	289,554	--
Materials	371,953	262,239	109,714	--
Telecommunication Services	480,601	83,196	397,405	--
Utilities	62,253	62,253	--	--
Government Obligations	11,657	--	11,657	--
Money Market Funds	511,470	511,470	--	--
Total Investments in Securities:	$10,343,006	$6,335,746	$3,984,257	$23,003
Derivative Instruments:
Liabilities
Futures Contracts	$(11,598)	$(11,598)	$--	$--
Total Liabilities	$(11,598)	$(11,598)	$--	$--
Total Derivative Instruments:	$(11,598)	$(11,598)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$123,459
Level 2 to Level 1	$733,107

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(11,598)
Total Equity Risk	0	(11,598)
Total Value of Derivatives	$0	$(11,598)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $292,726) — See accompanying schedule: Unaffiliated issuers (cost $8,709,825)	$9,817,948
Fidelity Central Funds (cost $511,470)	511,470
Other affiliated issuers (cost $18,480)	13,588
Total Investments (cost $9,239,775)		$10,343,006
Foreign currency held at value (cost $3,534)		3,534
Receivable for investments sold		83,114
Receivable for fund shares sold		9,626
Dividends receivable		48,955
Distributions receivable from Fidelity Central Funds		957
Prepaid expenses		9
Other receivables		4,089
Total assets		10,493,290
Liabilities
Payable to custodian bank	$705
Payable for investments purchased	56,857
Payable for fund shares redeemed	16,003
Accrued management fee	6,281
Distribution and service plan fees payable	100
Payable for daily variation margin for derivative instruments	4,684
Other affiliated payables	1,444
Other payables and accrued expenses	581
Collateral on securities loaned, at value	311,707
Total liabilities		398,362
Net Assets		$10,094,928
Net Assets consist of:
Paid in capital		$9,352,158
Undistributed net investment income		88,416
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(436,449)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,090,803
Net Assets		$10,094,928
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($260,942.4 ÷ 6,913.487 shares)		$37.74
Maximum offering price per share (100/94.25 of $37.74)		$40.04
Class T:
Net Asset Value and redemption price per share ($38,584.3 ÷ 1,028.093 shares)		$37.53
Maximum offering price per share (100/96.50 of $37.53)		$38.89
Class B:
Net Asset Value and offering price per share ($1,398.6 ÷ 37.492 shares)(a)		$37.30
Class C:
Net Asset Value and offering price per share ($32,708.8 ÷ 878.178 shares)(a)		$37.25
International Discovery:
Net Asset Value, offering price and redemption price per share ($6,797,488.8 ÷ 178,912.550 shares)		$37.99
Class K:
Net Asset Value, offering price and redemption price per share ($2,151,531.2 ÷ 56,751.079 shares)		$37.91
Class I:
Net Asset Value, offering price and redemption price per share ($781,184.7 ÷ 20,610.933 shares)		$37.90
Class Z:
Net Asset Value, offering price and redemption price per share ($31,088.8 ÷ 820.463 shares)		$37.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends (including $832 earned from other affiliated issuers)		$115,061
Special dividends		37,704
Interest		30
Income from Fidelity Central Funds		3,138
Income before foreign taxes withheld		155,933
Less foreign taxes withheld		(11,075)
Total income		144,858
Expenses
Management fee
Basic fee	$34,526
Performance adjustment	6,890
Transfer agent fees	8,001
Distribution and service plan fees	600
Accounting and security lending fees	905
Custodian fees and expenses	660
Independent trustees' compensation	23
Registration fees	158
Audit	78
Legal	14
Miscellaneous	35
Total expenses before reductions	51,890
Expense reductions	(113)	51,777
Net investment income (loss)		93,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(355,764)
Other affiliated issuers	(19)
Foreign currency transactions	4,399
Futures contracts	(10,549)
Total net realized gain (loss)		(361,933)
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,729)
Assets and liabilities in foreign currencies	(1,103)
Futures contracts	(20,801)
Total change in net unrealized appreciation (depreciation)		(226,633)
Net gain (loss)		(588,566)
Net increase (decrease) in net assets resulting from operations		$(495,485)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,081	$149,838
Net realized gain (loss)	(361,933)	245,770
Change in net unrealized appreciation (depreciation)	(226,633)	655
Net increase (decrease) in net assets resulting from operations	(495,485)	396,263
Distributions to shareholders from net investment income	(113,434)	(74,589)
Distributions to shareholders from net realized gain	(1,362)	–
Total distributions	(114,796)	(74,589)
Share transactions - net increase (decrease)	(262,006)	(353,147)
Redemption fees	42	95
Total increase (decrease) in net assets	(872,245)	(31,378)
Net Assets
Beginning of period	10,967,173	10,998,551
End of period (including undistributed net investment income of $88,416 and undistributed net investment income of $108,769, respectively)	$10,094,928	$10,967,173

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.78	$38.70	$39.49	$31.66	$29.43	$32.07
Income from Investment Operations
Net investment income (loss)A	.27B	.40C	.53D	.34	.41	.42
Net realized and unrealized gain (loss)	(2.04)	.79	(.67)	7.97	2.11	(2.52)
Total from investment operations	(1.77)	1.19	(.14)	8.31	2.52	(2.10)
Distributions from net investment income	(.27)	(.11)	(.33)	(.45)	(.29)	(.38)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.27)E	(.11)	(.65)F	(.48)	(.29)	(.54)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$37.74	$39.78	$38.70	$39.49	$31.66	$29.43
Total ReturnH,I,J	(4.47)%	3.09%	(.36)%	26.59%	8.70%	(6.71)%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.37%M	1.33%	1.28%	1.35%	1.34%	1.30%
Expenses net of fee waivers, if any	1.37%M	1.33%	1.28%	1.35%	1.34%	1.29%
Expenses net of all reductions	1.37%M	1.32%	1.28%	1.33%	1.31%	1.25%
Net investment income (loss)	1.45%B,M	1.00%C	1.35%D	.97%	1.41%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$261	$283	$297	$347	$299	$320
Portfolio turnover rateN	49%M,O	60%O	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.51	$38.43	$39.23	$31.42	$29.18	$31.81
Income from Investment Operations
Net investment income (loss)A	.23B	.30C	.44D	.26	.34	.34
Net realized and unrealized gain (loss)	(2.03)	.80	(.68)	7.92	2.09	(2.51)
Total from investment operations	(1.80)	1.10	(.24)	8.18	2.43	(2.17)
Distributions from net investment income	(.17)	(.02)	(.25)	(.34)	(.19)	(.30)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.18)	(.02)	(.56)	(.37)	(.19)	(.46)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$37.53	$39.51	$38.43	$39.23	$31.42	$29.18
Total ReturnF,G,H	(4.59)%	2.86%	(.60)%	26.31%	8.41%	(6.96)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.61%K	1.57%	1.51%	1.59%	1.59%	1.56%
Expenses net of fee waivers, if any	1.61%K	1.57%	1.51%	1.59%	1.59%	1.55%
Expenses net of all reductions	1.61%K	1.56%	1.51%	1.57%	1.56%	1.51%
Net investment income (loss)	1.21%B,K	.76%C	1.11%D	.73%	1.16%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$39	$43	$49	$53	$46	$61
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.20	$38.32	$39.08	$31.28	$29.02	$31.60
Income from Investment Operations
Net investment income (loss)A	.13B	.08C	.22D	.08	.19	.17
Net realized and unrealized gain (loss)	(2.03)	.80	(.66)	7.90	2.09	(2.48)
Total from investment operations	(1.90)	.88	(.44)	7.98	2.28	(2.31)
Distributions from net investment income	–	–	(.01)	(.15)	(.02)	(.12)
Distributions from net realized gain	–	–	(.31)	(.03)	–	(.16)
Total distributions	–	–	(.32)	(.18)	(.02)	(.27)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.30	$39.20	$38.32	$39.08	$31.28	$29.02
Total ReturnG,H,I	(4.85)%	2.30%	(1.12)%	25.64%	7.85%	(7.39)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.14%L	2.12%	2.06%	2.10%	2.09%	2.06%
Expenses net of fee waivers, if any	2.14%L	2.12%	2.06%	2.10%	2.09%	2.06%
Expenses net of all reductions	2.14%L	2.11%	2.05%	2.08%	2.06%	2.02%
Net investment income (loss)	.68%B,L	.21%C	.57%D	.22%	.66%	.54%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$5	$7	$8	$10
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.14	$38.25	$39.07	$31.32	$29.08	$31.68
Income from Investment Operations
Net investment income (loss)A	.13B	.10C	.23D	.08	.19	.18
Net realized and unrealized gain (loss)	(2.02)	.79	(.66)	7.90	2.09	(2.49)
Total from investment operations	(1.89)	.89	(.43)	7.98	2.28	(2.31)
Distributions from net investment income	–	–	(.08)	(.20)	(.04)	(.14)
Distributions from net realized gain	–	–	(.31)	(.03)	–	(.16)
Total distributions	–	–	(.39)	(.23)	(.04)	(.29)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.25	$39.14	$38.25	$39.07	$31.32	$29.08
Total ReturnG,H,I	(4.83)%	2.33%	(1.10)%	25.65%	7.86%	(7.37)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.12%L	2.09%	2.03%	2.10%	2.09%	2.05%
Expenses net of fee waivers, if any	2.12%L	2.09%	2.03%	2.09%	2.09%	2.04%
Expenses net of all reductions	2.12%L	2.08%	2.02%	2.07%	2.06%	2.00%
Net investment income (loss)	.70%B,L	.24%C	.60%D	.23%	.66%	.56%
Supplemental Data
Net assets, end of period (in millions)	$33	$32	$35	$36	$30	$33
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.12	$39.03	$39.82	$31.91	$29.69	$32.34
Income from Investment Operations
Net investment income (loss)A	.34B	.54C	.67D	.47	.51	.53
Net realized and unrealized gain (loss)	(2.06)	.81	(.68)	8.02	2.12	(2.54)
Total from investment operations	(1.72)	1.35	(.01)	8.49	2.63	(2.01)
Distributions from net investment income	(.41)	(.26)	(.47)	(.55)	(.41)	(.48)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.41)E	(.26)	(.78)	(.58)	(.41)	(.64)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.99	$40.12	$39.03	$39.82	$31.91	$29.69
Total ReturnG,H	(4.33)%	3.47%	(.01)%	27.03%	9.03%	(6.39)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.02%K	.99%	.93%	1.00%	1.01%	.97%
Expenses net of fee waivers, if any	1.02%K	.99%	.93%	1.00%	1.01%	.96%
Expenses net of all reductions	1.02%K	.98%	.93%	.98%	.98%	.92%
Net investment income (loss)	1.80%B,K	1.34%C	1.69%D	1.32%	1.73%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$6,797	$7,209	$7,464	$7,800	$5,965	$6,806
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.06	$38.97	$39.76	$31.87	$29.66	$32.32
Income from Investment Operations
Net investment income (loss)A	.36B	.59C	.72D	.52	.57	.58
Net realized and unrealized gain (loss)	(2.04)	.81	(.67)	8.01	2.11	(2.54)
Total from investment operations	(1.68)	1.40	.05	8.53	2.68	(1.96)
Distributions from net investment income	(.46)	(.31)	(.53)	(.61)	(.47)	(.55)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.47)	(.31)	(.84)	(.64)	(.47)	(.70)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.91	$40.06	$38.97	$39.76	$31.87	$29.66
Total ReturnG,H	(4.25)%	3.61%	.13%	27.23%	9.24%	(6.24)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	.86%	.80%	.85%	.83%	.80%
Expenses net of fee waivers, if any	.89%K	.86%	.80%	.85%	.83%	.79%
Expenses net of all reductions	.89%K	.85%	.79%	.83%	.80%	.75%
Net investment income (loss)	1.94%B,K	1.47%C	1.83%D	1.47%	1.91%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$2,152	$2,308	$2,464	$2,576	$1,776	$1,245
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.03	$38.96	$39.76	$31.87	$29.65	$32.31
Income from Investment Operations
Net investment income (loss)A	.34B	.53C	.67D	.47	.52	.54
Net realized and unrealized gain (loss)	(2.05)	.80	(.68)	8.01	2.11	(2.55)
Total from investment operations	(1.71)	1.33	(.01)	8.48	2.63	(2.01)
Distributions from net investment income	(.42)	(.26)	(.48)	(.56)	(.41)	(.50)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.42)E	(.26)	(.79)	(.59)	(.41)	(.65)F
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$37.90	$40.03	$38.96	$39.76	$31.87	$29.65
Total ReturnH,I	(4.31)%	3.44%	(.01)%	27.03%	9.07%	(6.39)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.03%L	1.00%	.93%	1.00%	1.00%	.95%
Expenses net of fee waivers, if any	1.03%L	.99%	.93%	1.00%	1.00%	.94%
Expenses net of all reductions	1.03%L	.98%	.93%	.97%	.97%	.90%
Net investment income (loss)	1.80%B,L	1.33%C	1.69%D	1.33%	1.75%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$781	$1,061	$650	$476	$294	$278
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$40.03	$38.96	$39.77	$37.22
Income from Investment Operations
Net investment income (loss)B	.36C	.59D	.72E	.07
Net realized and unrealized gain (loss)	(2.03)	.80	(.68)	2.48
Total from investment operations	(1.67)	1.39	.04	2.55
Distributions from net investment income	(.46)	(.32)	(.54)	–
Distributions from net realized gain	(.01)	–	(.31)	–
Total distributions	(.47)	(.32)	(.85)	–
Redemption fees added to paid in capitalB,F	–	–	–	–
Net asset value, end of period	$37.89	$40.03	$38.96	$39.77
Total ReturnG,H	(4.24)%	3.58%	.12%	6.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	.86%	.80%	.85%K
Expenses net of fee waivers, if any	.89%K	.86%	.80%	.85%K
Expenses net of all reductions	.89%K	.85%	.79%	.83%K
Net investment income (loss)	1.94%C,K	1.47%D	1.83%E	.76%K
Supplemental Data
Net assets, end of period (000 omitted)	$31,089	$30,093	$35,125	$107
Portfolio turnover rateL	49%K,M	60%M	57%	65%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,550,136
Gross unrealized depreciation	(447,894)
Net unrealized appreciation (depreciation) on securities	$1,102,242
Tax cost	$9,240,764

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(49,248)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(10,549) and a change in net unrealized appreciation (depreciation) of $(20,801) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,445,746 and $2,483,783, respectively.

Redemptions In-Kind. During the period, 1,487 shares of the Fund held by an unaffiliated entity were redeemed in-kind for cash and investments with a value of $55,670. The net realized gain of $10,064 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$331	$–
Class T	.25%	.25%	99	–
Class B	.75%	.25%	9	7
Class C	.75%	.25%	161	15
			$600	$22

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$32
Class T	3
Class B(a)	–(b)
Class C(a)	1
$36

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$369.28
Class T	53.27
Class B	3.30
Class C	45.28
International Discovery	6,165.18
Class K	508.05
Class I	851.19
Class Z	7.05
	$8,001

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $75. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,593, including $5 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$1,912	$864
Class T	184	23
International Discovery	73,519	49,040
Class K	26,239	19,835
Class I	11,205	4,544
Class Z	375	283
Total	$113,434	$74,589
From net realized gain
Class A	$36	$–
Class T	5	–
International Discovery	899	–
Class K	284	–
Class I	134	–
Class Z	4	–
Total	$1,362	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	543	1,331	$20,433	$53,289
Reinvestment of distributions	48	22	1,922	843
Shares redeemed	(784)	(1,915)	(29,432)	(76,178)
Net increase (decrease)	(193)	(562)	$(7,077)	$(22,046)
Class T
Shares sold	76	178	$2,881	$7,105
Reinvestment of distributions	5	1	183	23
Shares redeemed	(140)	(355)	(5,252)	(13,954)
Net increase (decrease)	(59)	(176)	$(2,188)	$(6,826)
Class B
Shares sold	–	1	$15	$53
Shares redeemed	(20)	(64)	(758)	(2,536)
Net increase (decrease)	(20)	(63)	$(743)	$(2,483)
Class C
Shares sold	159	201	$5,952	$7,918
Shares redeemed	(92)	(314)	(3,380)	(12,486)
Net increase (decrease)	67	(113)	$2,572	$(4,568)
International Discovery
Shares sold	9,886	20,827	$372,799	$832,233
Reinvestment of distributions	1,781	1,199	70,961	46,913
Shares redeemed	(12,452)	(33,573)	(467,188)	(1,345,593)
Net increase (decrease)	(785)	(11,547)	$(23,428)	$(466,447)
Class K
Shares sold	7,943	15,372	$296,942	$613,737
Reinvestment of distributions	667	508	26,523	19,835
Shares redeemed	(9,474)(a)	(21,494)(b)	(358,588)(a)	(860,632)(b)
Net increase (decrease)	(864)	(5,614)	$(35,123)	$(227,060)
Class I
Shares sold	6,739	15,392	$253,947	$602,134
Reinvestment of distributions	52	33	2,069	1,286
Shares redeemed	(12,681)	(5,606)	(454,709)	(221,504)
Net increase (decrease)	(5,890)	9,819	$(198,693)	$381,916
Class Z
Shares sold	202	402	$7,794	$16,312
Reinvestment of distributions	10	7	379	283
Shares redeemed	(144)	(559)	(5,499)	(22,228)
Net increase (decrease)	68	(150)	$2,674	$(5,633)

 (a) Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.37%
Actual		$1,000.00	$955.30	$6.66
Hypothetical-C		$1,000.00	$1,018.05	$6.87
Class T	1.61%
Actual		$1,000.00	$954.10	$7.82
Hypothetical-C		$1,000.00	$1,016.86	$8.07
Class B	2.14%
Actual		$1,000.00	$951.50	$10.38
Hypothetical-C		$1,000.00	$1,014.22	$10.72
Class C	2.12%
Actual		$1,000.00	$951.70	$10.29
Hypothetical-C		$1,000.00	$1,014.32	$10.62
International Discovery	1.02%
Actual		$1,000.00	$956.70	$4.96
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Class K	.89%
Actual		$1,000.00	$957.50	$4.33
Hypothetical-C		$1,000.00	$1,020.44	$4.47
Class I	1.03%
Actual		$1,000.00	$956.90	$5.01
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Class Z	.89%
Actual		$1,000.00	$957.60	$4.33
Hypothetical-C		$1,000.00	$1,020.44	$4.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AIDI-SANN-0616
1.806666.111

Fidelity Advisor® International Value Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

April 30, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® International Value Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United Kingdom	20.6%
Japan	19.6%
France	17.9%
Switzerland	7.9%
United States of America*	6.5%
Germany	6.0%
Netherlands	3.7%
Australia	3.7%
Italy	3.1%
Other	11.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	23.5%
Japan	20.6%
France	16.3%
Switzerland	8.2%
United States of America*	6.0%
Germany	5.5%
Netherlands	3.7%
Australia	2.9%
Spain	2.0%
Other	11.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	97.6
Short-Term Investments and Net Other Assets (Liabilities)	1.2	2.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	3.5	3.1
Westpac Banking Corp. (Australia, Banks)	2.2	1.5
Toyota Motor Corp. (Japan, Automobiles)	2.2	2.4
Nestle SA (Switzerland, Food Products)	2.2	2.7
Sanofi SA (France, Pharmaceuticals)	2.1	2.6
Rio Tinto PLC (United Kingdom, Metals & Mining)	2.0	1.6
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	1.8
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	1.8	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.8	2.6
BASF AG (Germany, Chemicals)	1.7	1.7
	21.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	26.3
Consumer Discretionary	13.8	14.4
Health Care	13.6	16.0
Consumer Staples	9.3	9.3
Industrials	8.8	8.0
Energy	8.2	6.7
Telecommunication Services	6.8	6.1
Materials	5.8	4.1
Information Technology	4.4	3.6
Utilities	3.8	3.1

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 3.7%
Ansell Ltd. (a)	101,524	$1,538,472
Macquarie Group Ltd.	27,058	1,306,420
Transurban Group unit	216,635	1,907,439
Westpac Banking Corp. (b)	315,896	7,415,205

TOTAL AUSTRALIA		12,167,536

Bailiwick of Jersey - 0.7%
Wolseley PLC	43,009	2,409,023
Belgium - 0.5%
Anheuser-Busch InBev SA NV	13,670	1,692,071
Canada - 1.1%
Imperial Oil Ltd.	70,500	2,338,013
Potash Corp. of Saskatchewan, Inc.	62,500	1,105,842

TOTAL CANADA		3,443,855

Finland - 1.1%
Sampo Oyj (A Shares)	80,434	3,511,809
France - 17.9%
Atos Origin SA	46,498	4,138,632
AXA SA (b)	220,121	5,557,967
Bouygues SA (b)	34,935	1,164,868
Capgemini SA	45,493	4,247,041
Havas SA	237,066	1,983,774
Orange SA	172,900	2,872,549
Renault SA	28,345	2,735,429
Sanofi SA	85,210	7,023,567
Societe Generale Series A	89,900	3,537,311
SR Teleperformance SA	16,600	1,490,214
Total SA	224,102	11,326,284
Unibail-Rodamco	14,600	3,911,949
VINCI SA (b)	70,100	5,236,685
Vivendi SA	164,892	3,167,628

TOTAL FRANCE		58,393,898

Germany - 5.6%
Axel Springer Verlag AG	26,500	1,479,565
BASF AG	69,079	5,706,986
Bayer AG	16,503	1,903,849
Continental AG	6,766	1,485,953
Fresenius SE & Co. KGaA	53,300	3,876,700
GEA Group AG	32,955	1,527,895
SAP AG	30,421	2,386,864

TOTAL GERMANY		18,367,812

Hong Kong - 0.7%
Power Assets Holdings Ltd.	250,500	2,383,280
Ireland - 1.2%
Allergan PLC (a)	6,180	1,338,341
Medtronic PLC	30,700	2,429,905

TOTAL IRELAND		3,768,246

Israel - 1.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	85,999	4,682,646
Italy - 3.1%
Eni SpA	273,600	4,469,784
Intesa Sanpaolo SpA	843,500	2,344,762
Mediaset SpA	344,400	1,549,816
Telecom Italia SpA (a)	1,809,900	1,767,320

TOTAL ITALY		10,131,682

Japan - 19.6%
Astellas Pharma, Inc.	237,700	3,204,813
Dentsu, Inc.	63,000	3,200,968
East Japan Railway Co.	24,000	2,111,426
Hoya Corp.	85,000	3,255,013
Itochu Corp.	242,900	3,086,920
Japan Tobacco, Inc.	91,900	3,754,845
KDDI Corp.	143,200	4,124,981
Makita Corp.	36,100	2,277,311
Mitsubishi UFJ Financial Group, Inc.	1,037,200	4,786,487
Nippon Prologis REIT, Inc. (c)	681	1,632,928
Nippon Telegraph & Telephone Corp.	121,600	5,441,640
OBIC Co. Ltd.	37,600	1,976,291
Olympus Corp.	70,900	2,762,025
ORIX Corp.	206,700	2,923,758
Seven & i Holdings Co. Ltd.	67,400	2,750,084
Seven Bank Ltd.	497,900	2,115,681
Sony Corp.	88,500	2,143,614
Sony Financial Holdings, Inc.	127,800	1,579,983
Sumitomo Mitsui Financial Group, Inc.	123,900	3,728,364
Toyota Motor Corp.	144,000	7,299,324

TOTAL JAPAN		64,156,456

Luxembourg - 0.5%
RTL Group SA	19,239	1,598,910
Netherlands - 3.7%
ING Groep NV (Certificaten Van Aandelen)	327,390	4,009,319
Koninklijke KPN NV	425,668	1,672,729
Mylan N.V.	28,600	1,192,906
PostNL NV (a)	92,431	404,302
RELX NV	292,810	4,913,559

TOTAL NETHERLANDS		12,192,815

Spain - 2.2%
Iberdrola SA	738,976	5,260,579
Mediaset Espana Comunicacion SA	146,500	1,902,283

TOTAL SPAIN		7,162,862

Sweden - 1.6%
Nordea Bank AB	395,200	3,836,129
Sandvik AB (b)	137,100	1,406,775

TOTAL SWEDEN		5,242,904

Switzerland - 7.9%
Credit Suisse Group AG	139,828	2,127,967
Lafargeholcim Ltd. (Reg.)	38,610	1,954,850
Nestle SA	97,429	7,272,070
Novartis AG	76,736	5,839,783
Syngenta AG (Switzerland)	9,247	3,701,499
UBS Group AG	64,958	1,121,825
Zurich Insurance Group AG	16,404	3,680,801

TOTAL SWITZERLAND		25,698,795

United Kingdom - 20.6%
AstraZeneca PLC (United Kingdom)	90,857	5,212,701
Aviva PLC	465,420	2,948,663
BAE Systems PLC	384,029	2,679,239
Barclays PLC	1,179,880	2,962,394
Bunzl PLC	122,364	3,645,572
Compass Group PLC	209,239	3,726,209
HSBC Holdings PLC sponsored ADR (b)	155,871	5,195,180
Imperial Tobacco Group PLC	110,738	6,016,713
Informa PLC	303,133	2,898,930
ITV PLC	1,071,296	3,525,110
Lloyds Banking Group PLC	5,108,500	5,014,049
Micro Focus International PLC	70,200	1,568,337
National Grid PLC	336,150	4,796,392
Prudential PLC	73,355	1,447,994
Rio Tinto PLC	198,126	6,646,394
Royal Dutch Shell PLC Class B (United Kingdom)	113,561	2,981,529
Vodafone Group PLC sponsored ADR	185,558	6,075,169

TOTAL UNITED KINGDOM		67,340,575

United States of America - 5.3%
Altria Group, Inc.	31,400	1,969,094
Chevron Corp.	25,900	2,646,462
ConocoPhillips Co.	63,100	3,015,549
Constellation Brands, Inc. Class A (sub. vtg.)	24,100	3,761,046
Edgewell Personal Care Co. (a)	15,600	1,280,292
McGraw Hill Financial, Inc.	24,100	2,575,085
Molson Coors Brewing Co. Class B	19,900	1,903,037

TOTAL UNITED STATES OF AMERICA		17,150,565

TOTAL COMMON STOCKS
(Cost $335,758,650)		321,495,740

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Volkswagen AG
(Cost $1,940,159)	8,731	1,264,175

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (d)	2,939,485	2,939,485
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	15,029,266	15,029,266
TOTAL MONEY MARKET FUNDS
(Cost $17,968,751)		17,968,751
TOTAL INVESTMENT PORTFOLIO - 104.3%
(Cost $355,667,560)		340,728,666
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(13,926,556)
NET ASSETS - 100%		$326,802,110

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,324
Fidelity Securities Lending Cash Central Fund	137,227
Total	$143,551

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,875,247	$25,337,504	$19,537,743	$--
Consumer Staples	30,399,252	16,622,253	13,776,999	--
Energy	26,777,621	8,000,024	18,777,597	--
Financials	79,272,030	25,467,716	53,804,314	--
Health Care	44,260,721	16,962,819	27,297,902	--
Industrials	29,347,669	16,783,750	12,563,919	--
Information Technology	14,317,165	5,815,378	8,501,787	--
Materials	19,115,571	12,469,177	6,646,394	--
Telecommunication Services	21,954,388	6,075,169	15,879,219	--
Utilities	12,440,251	--	12,440,251	--
Money Market Funds	17,968,751	17,968,751	--	--
Total Investments in Securities:	$340,728,666	$151,502,541	$189,226,125	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$9,505,293
Level 2 to Level 1	$16,220,609

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,114,361) — See accompanying schedule: Unaffiliated issuers (cost $337,698,809)	$322,759,915
Fidelity Central Funds (cost $17,968,751)	17,968,751
Total Investments (cost $355,667,560)		$340,728,666
Foreign currency held at value (cost $60,596)		59,602
Receivable for investments sold		406,523
Receivable for fund shares sold		71,546
Dividends receivable		2,263,594
Distributions receivable from Fidelity Central Funds		50,580
Prepaid expenses		155
Receivable from investment adviser for expense reductions		525
Other receivables		2,134
Total assets		343,583,325
Liabilities
Payable for investments purchased
Regular delivery	$734,074
Delayed delivery	88,039
Payable for fund shares redeemed	628,459
Accrued management fee	192,067
Distribution and service plan fees payable	7,207
Other affiliated payables	59,645
Other payables and accrued expenses	42,458
Collateral on securities loaned, at value	15,029,266
Total liabilities		16,781,215
Net Assets		$326,802,110
Net Assets consist of:
Paid in capital		$445,477,213
Undistributed net investment income		3,722,812
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(107,513,209)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,884,706)
Net Assets		$326,802,110
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,316,805 ÷ 1,059,524 shares)		$7.85
Maximum offering price per share (100/94.25 of $7.85)		$8.33
Class T:
Net Asset Value and redemption price per share ($4,007,441 ÷ 510,734 shares)		$7.85
Maximum offering price per share (100/96.50 of $7.85)		$8.13
Class B:
Net Asset Value and offering price per share ($185,710 ÷ 23,320 shares)(a)		$7.96
Class C:
Net Asset Value and offering price per share ($4,412,832 ÷ 562,495 shares)(a)		$7.85
International Value:
Net Asset Value, offering price and redemption price per share ($307,974,481 ÷ 39,244,446 shares)		$7.85
Class I:
Net Asset Value, offering price and redemption price per share ($1,904,841 ÷ 242,277 shares)		$7.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$6,260,678
Income from Fidelity Central Funds		143,551
Income before foreign taxes withheld		6,404,229
Less foreign taxes withheld		(490,131)
Total income		5,914,098
Expenses
Management fee
Basic fee	$1,070,146
Performance adjustment	83,742
Transfer agent fees	269,737
Distribution and service plan fees	43,317
Accounting and security lending fees	79,749
Custodian fees and expenses	39,497
Independent trustees' compensation	642
Registration fees	74,413
Audit	33,078
Legal	304
Miscellaneous	750
Total expenses before reductions	1,695,375
Expense reductions	(5,259)	1,690,116
Net investment income (loss)		4,223,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,140,494)
Foreign currency transactions	130,172
Total net realized gain (loss)		(1,010,322)
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,207,322)
Assets and liabilities in foreign currencies	7,902
Total change in net unrealized appreciation (depreciation)		(14,199,420)
Net gain (loss)		(15,209,742)
Net increase (decrease) in net assets resulting from operations		$(10,985,760)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,223,982	$4,113,357
Net realized gain (loss)	(1,010,322)	(2,475,305)
Change in net unrealized appreciation (depreciation)	(14,199,420)	(2,310,957)
Net increase (decrease) in net assets resulting from operations	(10,985,760)	(672,905)
Distributions to shareholders from net investment income	(4,084,383)	(7,553,931)
Share transactions - net increase (decrease)	54,490,310	87,547,372
Redemption fees	433	863
Total increase (decrease) in net assets	39,420,600	79,321,399
Net Assets
Beginning of period	287,381,510	208,060,111
End of period (including undistributed net investment income of $3,722,812 and undistributed net investment income of $3,583,213, respectively)	$326,802,110	$287,381,510

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$8.62	$8.96	$7.39	$7.02	$8.22
Income from Investment Operations
Net investment income (loss)A	.09	.13	.31B	.17	.20	.22
Net realized and unrealized gain (loss)	(.42)	(.20)	(.47)	1.64	.39	(1.19)
Total from investment operations	(.33)	(.07)	(.16)	1.81	.59	(.97)
Distributions from net investment income	(.09)	(.28)	(.17)	(.20)	(.22)	(.19)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.09)	(.28)	(.18)	(.24)	(.22)	(.23)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.27	$8.62	$8.96	$7.39	$7.02
Total ReturnE,F,G	(4.05)%	(.81)%	(1.76)%	25.24%	8.82%	(12.19)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.43%J	1.37%	1.32%	1.39%	1.44%	1.36%
Expenses net of fee waivers, if any	1.43%J	1.37%	1.32%	1.39%	1.44%	1.36%
Expenses net of all reductions	1.43%J	1.36%	1.32%	1.36%	1.41%	1.34%
Net investment income (loss)	2.44%J	1.58%	3.44%B	2.08%	2.85%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$8,317	$8,956	$6,296	$6,191	$4,491	$4,668
Portfolio turnover rateK	26%J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.25	$8.60	$8.94	$7.38	$7.00	$8.20
Income from Investment Operations
Net investment income (loss)A	.08	.11	.28B	.15	.18	.20
Net realized and unrealized gain (loss)	(.42)	(.20)	(.46)	1.64	.40	(1.19)
Total from investment operations	(.34)	(.09)	(.18)	1.79	.58	(.99)
Distributions from net investment income	(.06)	(.26)	(.15)	(.19)	(.20)	(.17)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.06)	(.26)	(.16)	(.23)	(.20)	(.21)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.25	$8.60	$8.94	$7.38	$7.00
Total ReturnE,F,G	(4.14)%	(1.09)%	(1.99)%	24.86%	8.60%	(12.42)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.73%J	1.66%	1.59%	1.66%	1.71%	1.63%
Expenses net of fee waivers, if any	1.70%J	1.66%	1.59%	1.65%	1.70%	1.62%
Expenses net of all reductions	1.70%J	1.65%	1.59%	1.63%	1.67%	1.60%
Net investment income (loss)	2.17%J	1.29%	3.17%B	1.81%	2.58%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$4,007	$4,086	$3,604	$3,758	$2,693	$2,468
Portfolio turnover rateK	26 %J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.34	$8.66	$8.98	$7.39	$7.00	$8.20
Income from Investment Operations
Net investment income (loss)A	.07	.07	.24B	.11	.14	.17
Net realized and unrealized gain (loss)	(.45)	(.21)	(.45)	1.65	.41	(1.20)
Total from investment operations	(.38)	(.14)	(.21)	1.76	.55	(1.03)
Distributions from net investment income	–C	(.18)	(.09)	(.13)	(.16)	(.13)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	–C	(.18)	(.11)D	(.17)	(.16)	(.17)E
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.96	$8.34	$8.66	$8.98	$7.39	$7.00
Total ReturnF,G,H	(4.51)%	(1.64)%	(2.39)%	24.30%	8.07%	(12.88)%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.21%K	2.15%	2.08%	2.14%	2.19%	2.11%
Expenses net of fee waivers, if any	2.20%K	2.15%	2.08%	2.14%	2.19%	2.11%
Expenses net of all reductions	2.20%K	2.14%	2.08%	2.11%	2.16%	2.09%
Net investment income (loss)	1.66%K	.81%	2.68%B	1.32%	2.09%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$186	$302	$414	$678	$691	$901
Portfolio turnover rateL	26%K	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.23	$8.59	$8.93	$7.38	$7.00	$8.20
Income from Investment Operations
Net investment income (loss)A	.06	.07	.24B	.11	.14	.16
Net realized and unrealized gain (loss)	(.42)	(.20)	(.45)	1.63	.41	(1.19)
Total from investment operations	(.36)	(.13)	(.21)	1.74	.55	(1.03)
Distributions from net investment income	(.02)	(.23)	(.11)	(.15)	(.17)	(.14)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.02)	(.23)	(.13)C	(.19)	(.17)	(.17)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.23	$8.59	$8.93	$7.38	$7.00
Total ReturnE,F,G	(4.40)%	(1.58)%	(2.43)%	24.17%	8.12%	(12.84)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.21%J	2.15%	2.07%	2.14%	2.19%	2.12%
Expenses net of fee waivers, if any	2.20%J	2.14%	2.07%	2.14%	2.19%	2.11%
Expenses net of all reductions	2.20%J	2.14%	2.07%	2.11%	2.16%	2.09%
Net investment income (loss)	1.67%J	.81%	2.69%B	1.33%	2.09%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$4,413	$4,502	$3,647	$3,231	$2,249	$2,108
Portfolio turnover rateK	26%J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$8.64	$8.97	$7.40	$7.03	$8.23
Income from Investment Operations
Net investment income (loss)A	.11	.16	.34B	.19	.22	.25
Net realized and unrealized gain (loss)	(.43)	(.19)	(.46)	1.65	.40	(1.20)
Total from investment operations	(.32)	(.03)	(.12)	1.84	.62	(.95)
Distributions from net investment income	(.12)	(.32)	(.20)	(.22)	(.25)	(.22)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.12)	(.32)	(.21)	(.27)C	(.25)	(.25)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.29	$8.64	$8.97	$7.40	$7.03
Total ReturnE,F	(3.96)%	(.41)%	(1.34)%	25.57%	9.19%	(11.91)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.07%I	1.02%	.96%	1.05%	1.13%	1.04%
Expenses net of fee waivers, if any	1.07%I	1.02%	.96%	1.05%	1.13%	1.03%
Expenses net of all reductions	1.07%I	1.01%	.95%	1.02%	1.10%	1.01%
Net investment income (loss)	2.79%I	1.93%	3.80%B	2.41%	3.16%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$307,974	$267,567	$192,789	$181,568	$128,983	$150,967
Portfolio turnover rateJ	26%I	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$8.65	$8.98	$7.41	$7.04	$8.24
Income from Investment Operations
Net investment income (loss)A	.10	.15	.33B	.19	.22	.25
Net realized and unrealized gain (loss)	(.43)	(.19)	(.45)	1.65	.40	(1.19)
Total from investment operations	(.33)	(.04)	(.12)	1.84	.62	(.94)
Distributions from net investment income	(.10)	(.32)	(.19)	(.23)	(.25)	(.22)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.10)	(.32)	(.21)C	(.27)	(.25)	(.26)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$7.86	$8.29	$8.65	$8.98	$7.41	$7.04
Total ReturnF,G	(4.07)%	(.53)%	(1.41)%	25.64%	9.22%	(11.83)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.20%J	1.14%	1.05%	1.07%	1.10%	.98%
Expenses net of fee waivers, if any	1.20%J	1.14%	1.05%	1.07%	1.10%	.98%
Expenses net of all reductions	1.20%J	1.13%	1.04%	1.04%	1.07%	.96%
Net investment income (loss)	2.67%J	1.81%	3.71%B	2.39%	3.18%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,905	$1,969	$1,310	$239	$372	$473
Portfolio turnover rateK	26%J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven four years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$20,798,749
Gross unrealized depreciation	(36,225,329)
Net unrealized appreciation (depreciation) on securities	$(15,426,580)
Tax cost	$356,155,246

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(2,663,413)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total with expiration	$(102,980,501)
No expiration
Short-term	$(3,001,927)
Total capital loss carryforward	$(105,982,428)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $96,477,809 and $39,058,065, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,630	$247
Class T	.25%	.25%	9,834	–
Class B	.75%	.25%	1,216	912
Class C	.75%	.25%	21,637	4,385
			$43,317	$5,544

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,140
Class T	718
Class B(a)	10
Class C(a)	800
$2,668

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$11,787.28
Class T	6,443.33
Class B	378.31
Class C	6,617.31
International Value	241,632.17
Class I	2,880.30
	$269,737

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $136 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $266 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $137,227, including $139 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Class T	1.70%	$607
Class B	2.20%	10
Class C	2.20%	147
Class I	1.20%	31
		$795

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,400 for the period.

In addition, during the period the investments adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,064.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$95,726	$204,314
Class T	30,318	109,443
Class B	141	8,373
Class C	10,293	99,311
International Value	3,924,604	7,079,700
Class I	23,301	52,790
Total	$4,084,383	$7,553,931

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	145,262	527,583	$1,133,082	$4,502,640
Reinvestment of distributions	11,425	23,604	93,224	197,333
Shares redeemed	(179,619)	(198,812)	(1,367,494)	(1,665,353)
Net increase (decrease)	(22,932)	352,375	$(141,188)	$3,034,620
Class T
Shares sold	57,909	117,820	$455,086	$1,007,336
Reinvestment of distributions	3,669	12,981	29,980	108,520
Shares redeemed	(45,795)	(54,747)	(348,759)	(463,119)
Net increase (decrease)	15,783	76,054	$136,307	$652,737
Class B
Shares sold	2	2,257	$14	$18,258
Reinvestment of distributions	15	891	124	7,565
Shares redeemed	(12,943)	(14,741)	(101,798)	(124,607)
Net increase (decrease)	(12,926)	(11,593)	$(101,660)	$(98,784)
Class C
Shares sold	71,013	208,019	$540,561	$1,779,247
Reinvestment of distributions	1,181	10,999	9,659	92,173
Shares redeemed	(56,610)	(96,570)	(438,654)	(802,299)
Net increase (decrease)	15,584	122,448	$111,566	$1,069,121
International Value
Shares sold	9,108,775	14,508,730	$70,505,949	$121,044,962
Reinvestment of distributions	470,177	823,202	3,831,944	6,873,736
Shares redeemed	(2,629,480)	(5,350,163)	(19,886,444)	(45,687,658)
Net increase (decrease)	6,949,472	9,981,769	$54,451,449	$82,231,040
Class I
Shares sold	30,535	413,299	$237,842	$3,523,105
Reinvestment of distributions	2,528	5,275	20,650	44,098
Shares redeemed	(28,411)	(332,392)	(224,656)	(2,908,565)
Net increase (decrease)	4,652	86,182	$33,836	$658,638

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund, was the owner of record of approximately 69% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.43%
Actual		$1,000.00	$959.50	$6.97
Hypothetical-C		$1,000.00	$1,017.75	$7.17
Class T	1.70%
Actual		$1,000.00	$958.60	$8.28
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.20%
Actual		$1,000.00	$954.90	$10.69
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class C	2.20%
Actual		$1,000.00	$956.00	$10.70
Hypothetical-C		$1,000.00	$1,013.92	$11.02
International Value	1.07%
Actual		$1,000.00	$960.40	$5.22
Hypothetical-C		$1,000.00	$1,019.54	$5.37
Class I	1.20%
Actual		$1,000.00	$959.30	$5.85
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AFIV-SANN-0616
1.827501.109

Fidelity Advisor® Europe Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Europe Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United Kingdom	25.5%
Sweden	15.9%
Germany	14.5%
France	9.1%
Denmark	6.2%
Bailiwick of Jersey	5.5%
Isle of Man	3.8%
Spain	3.2%
Ireland	3.0%
Other*	13.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	30.9%
Sweden	16.5%
France	10.5%
Germany	9.4%
Denmark	6.6%
Bailiwick of Jersey	5.4%
Isle of Man	3.1%
Spain	2.8%
Finland	2.7%
Other*	12.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	99.7
Short-Term Investments and Net Other Assets (Liabilities)	1.7	0.3

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
SAP AG (Germany, Software)	3.5	0.0
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	3.5	2.9
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	3.2	3.2
William Hill PLC (United Kingdom, Hotels, Restaurants & Leisure)	3.1	2.0
Standard Chartered PLC (United Kingdom) (United Kingdom, Banks)	3.0	2.9
Bayer AG (Germany, Pharmaceuticals)	2.8	2.4
Prudential PLC (United Kingdom, Insurance)	2.1	1.8
LEG Immobilien AG (Germany, Real Estate Management & Development)	2.0	1.5
Optimal Payments PLC (Isle of Man, IT Services)	2.0	1.5
Svenska Cellulosa AB (SCA) (B Shares) (Sweden, Household Products)	1.9	1.6
	27.1

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	31.6
Industrials	17.7	17.5
Health Care	17.3	19.8
Consumer Discretionary	16.7	16.8
Information Technology	13.4	5.4
Consumer Staples	3.8	3.0
Materials	1.9	4.3
Energy	1.6	0.0
Utilities	1.3	1.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Austria - 1.2%
Andritz AG	277,200	$15,524,418
Bailiwick of Jersey - 5.5%
Shire PLC	652,600	40,723,546
Wolseley PLC	265,134	14,850,704
WPP PLC	620,800	14,503,493

TOTAL BAILIWICK OF JERSEY		70,077,743

Bermuda - 2.2%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,380,307	7,179,016
Vostok New Ventures Ltd. SDR (a)	3,662,236	20,841,196

TOTAL BERMUDA		28,020,212

Denmark - 6.2%
Carlsberg A/S Series B	241,500	23,519,470
DSV de Sammensluttede Vognmaend A/S	236,000	9,930,612
Novozymes A/S Series B	343,955	16,484,143
Scandinavian Tobacco Group A/S	436,427	6,942,867
William Demant Holding A/S (a)	210,000	21,582,535

TOTAL DENMARK		78,459,627

Finland - 2.2%
Amer Group PLC (A Shares)	450,500	13,319,119
Valmet Corp.	1,119,700	14,039,132

TOTAL FINLAND		27,358,251

France - 9.1%
Bollore Group	3,447,549	13,658,751
Capgemini SA	198,200	18,503,145
Eurazeo SA	207,255	14,595,016
Havas SA	2,857,100	23,908,285
Publicis Groupe SA	230,946	17,090,748
Wendel SA	146,000	16,868,190
Zodiac Aerospace	454,600	10,658,051

TOTAL FRANCE		115,282,186

Germany - 14.5%
adidas AG	140,700	18,140,821
Bayer AG	308,000	35,532,047
Brenntag AG	338,000	19,819,648
CompuGroup Medical AG	259,600	10,195,846
Fresenius SE & Co. KGaA	206,797	15,041,085
GEA Group AG	332,091	15,396,760
LEG Immobilien AG	270,421	25,022,458
SAP AG	571,242	44,820,245

TOTAL GERMANY		183,968,910

Ireland - 3.0%
DCC PLC (United Kingdom)	149,700	13,255,290
Ryanair Holdings PLC sponsored ADR	137,767	11,152,239
United Drug PLC (United Kingdom)	1,554,241	13,898,393

TOTAL IRELAND		38,305,922

Isle of Man - 3.8%
Optimal Payments PLC (a)	4,443,710	24,751,037
Playtech Ltd.	1,974,395	23,208,918

TOTAL ISLE OF MAN		47,959,955

Malta - 1.0%
Kambi Group PLC (a)(b)	752,299	12,974,791
Netherlands - 1.8%
CSM NV (exchangeable)	295,400	7,539,543
RELX NV	929,903	15,604,430

TOTAL NETHERLANDS		23,143,973

Norway - 1.6%
TGS Nopec Geophysical Co. ASA	1,199,700	20,069,871
Spain - 3.2%
Amadeus IT Holding SA Class A	520,000	23,662,229
Red Electrica Corporacion SA	180,600	16,123,886

TOTAL SPAIN		39,786,115

Sweden - 15.9%
Elekta AB (B Shares) (b)	2,889,502	21,121,328
Getinge AB (B Shares)	2,070,400	43,777,611
H&M Hennes & Mauritz AB (B Shares)	653,350	23,228,016
Hemfosa Fastigheter AB (b)	1,181,300	12,319,842
Hemfosa Fastigheter AB rights 5/10/16 (a)(b)	1,181,300	426,598
Indutrade AB	301,100	16,883,902
Kungsleden AB (b)	1,999,100	13,753,933
Lundbergfoeretagen AB (b)	94,092	5,109,741
Pandox AB	781,300	13,260,924
Sandvik AB (b)	1,121,100	11,503,545
Svenska Cellulosa AB (SCA) (B Shares)	776,700	24,460,327
Svenska Handelsbanken AB (A Shares)	1,135,800	15,151,746

TOTAL SWEDEN		200,997,513

Switzerland - 1.6%
Julius Baer Group Ltd.	484,660	20,770,478
United Kingdom - 25.5%
Aldermore Group PLC (a)	412,035	1,131,844
Big Yellow Group PLC	1,014,100	11,942,923
Bunzl PLC	672,658	20,040,398
CMC Markets PLC	2,220,400	8,110,844
Compass Group PLC	1,178,117	20,980,366
Dechra Pharmaceuticals PLC	982,700	15,880,746
Diploma PLC	1,298,700	13,880,911
International Personal Finance PLC	4,993,203	19,523,611
Micro Focus International PLC	611,300	13,657,043
Prudential PLC	1,315,049	25,958,454
Rolls-Royce Group PLC	1,344,192	13,149,423
Saga PLC	2,083,300	6,380,253
Schroders PLC	216,222	7,942,550
Senior Engineering Group PLC	3,385,600	10,764,388
Shawbrook Group PLC	2,658,100	11,131,208
Softcat PLC	2,168,878	10,109,289
St. James's Place Capital PLC	577,862	7,320,454
Standard Chartered PLC (United Kingdom)	4,774,215	38,513,636
Unite Group PLC	1,114,687	10,301,685
Virgin Money Holdings Uk PLC	1,292,548	6,895,302
William Hill PLC	8,566,773	39,141,723
Worldpay Group PLC (a)	2,438,800	9,510,855

TOTAL UNITED KINGDOM		322,267,906

TOTAL COMMON STOCKS
(Cost $1,212,366,663)		1,244,967,871

Nonconvertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Rolls-Royce Group PLC
(Cost $139,439)	95,437,632	139,449

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (d)	19,143,324	19,143,324
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	51,164,371	51,164,371
TOTAL MONEY MARKET FUNDS
(Cost $70,307,695)		70,307,695
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $1,282,813,797)		1,315,415,015
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(48,637,843)
NET ASSETS - 100%		$1,266,777,172

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,049
Fidelity Securities Lending Cash Central Fund	470,655
Total	$484,704

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$1,697,310	$3,320,861	$--	$--	$7,179,016
Total	$1,697,310	$3,320,861	$--	$--	$7,179,016

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$212,152,716	$159,578,109	$52,574,607	$--
Consumer Staples	47,979,797	47,979,797	--	--
Energy	20,069,871	20,069,871	--	--
Financials	314,133,845	252,253,167	61,880,678	--
Health Care	217,753,137	177,029,591	40,723,546	--
Industrials	224,647,621	209,796,917	14,850,704	--
Information Technology	168,222,761	123,402,516	44,820,245	--
Materials	24,023,686	24,023,686	--	--
Utilities	16,123,886	16,123,886	--	--
Money Market Funds	70,307,695	70,307,695	--	--
Total Investments in Securities:	$1,315,415,015	$1,100,565,235	$214,849,780	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$14,998,864
Level 2 to Level 1	$104,687,573

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $47,749,257) — See accompanying schedule: Unaffiliated issuers (cost $1,205,694,084)	$1,237,928,304
Fidelity Central Funds (cost $70,307,695)	70,307,695
Other affiliated issuers (cost $6,812,018)	7,179,016
Total Investments (cost $1,282,813,797)		$1,315,415,015
Foreign currency held at value (cost $415,926)		416,697
Receivable for investments sold		16,944,779
Receivable for fund shares sold		359,129
Dividends receivable		6,058,099
Distributions receivable from Fidelity Central Funds		118,618
Prepaid expenses		1,099
Other receivables		385,751
Total assets		1,339,699,187
Liabilities
Payable for investments purchased	$15,172,992
Payable for fund shares redeemed	5,402,754
Accrued management fee	852,908
Distribution and service plan fees payable	17,090
Other affiliated payables	255,438
Other payables and accrued expenses	56,462
Collateral on securities loaned, at value	51,164,371
Total liabilities		72,922,015
Net Assets		$1,266,777,172
Net Assets consist of:
Paid in capital		$1,471,111,712
Undistributed net investment income		6,329,298
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(243,252,646)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,588,808
Net Assets		$1,266,777,172
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($20,856,215 ÷ 580,720 shares)		$35.91
Maximum offering price per share (100/94.25 of $35.91)		$38.10
Class T:
Net Asset Value and redemption price per share ($8,671,461 ÷ 241,352 shares)		$35.93
Maximum offering price per share (100/96.50 of $35.93)		$37.23
Class B:
Net Asset Value and offering price per share ($330,539 ÷ 9,203 shares)(a)		$35.92
Class C:
Net Asset Value and offering price per share ($10,556,892 ÷ 295,836 shares)(a)		$35.68
Europe:
Net Asset Value, offering price and redemption price per share ($1,220,777,096 ÷ 33,951,628 shares)		$35.96
Class I:
Net Asset Value, offering price and redemption price per share ($5,584,969 ÷ 155,274 shares)		$35.97

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$14,304,511
Income from Fidelity Central Funds		484,704
Income before foreign taxes withheld		14,789,215
Less foreign taxes withheld		(1,301,648)
Total income		13,487,567
Expenses
Management fee
Basic fee	$4,572,219
Performance adjustment	720,162
Transfer agent fees	1,275,395
Distribution and service plan fees	103,701
Accounting and security lending fees	300,640
Custodian fees and expenses	58,646
Independent trustees' compensation	2,980
Registration fees	82,776
Audit	51,983
Legal	2,453
Interest	1,158
Miscellaneous	4,678
Total expenses before reductions	7,176,791
Expense reductions	(17,200)	7,159,591
Net investment income (loss)		6,327,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,336,540)
Foreign currency transactions	527,156
Total net realized gain (loss)		(8,809,384)
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,111,544)
Assets and liabilities in foreign currencies	(229,593)
Total change in net unrealized appreciation (depreciation)		(29,341,137)
Net gain (loss)		(38,150,521)
Net increase (decrease) in net assets resulting from operations		$(31,822,545)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,327,976	$17,742,695
Net realized gain (loss)	(8,809,384)	56,856,298
Change in net unrealized appreciation (depreciation)	(29,341,137)	(21,376,933)
Net increase (decrease) in net assets resulting from operations	(31,822,545)	53,222,060
Distributions to shareholders from net investment income	(15,981,681)	(31,603,696)
Distributions to shareholders from net realized gain	(5,885,187)	–
Total distributions	(21,866,868)	(31,603,696)
Share transactions - net increase (decrease)	(114,922,308)	125,806,049
Redemption fees	7,934	48,244
Total increase (decrease) in net assets	(168,603,787)	147,472,657
Net Assets
Beginning of period	1,435,380,959	1,287,908,302
End of period (including undistributed net investment income of $6,329,298 and undistributed net investment income of $15,983,003, respectively)	$1,266,777,172	$1,435,380,959

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$37.06	$36.24	$39.45
Income from Investment Operations
Net investment income (loss)B	.12	.37	.47
Net realized and unrealized gain (loss)	(.83)	1.29	(3.68)
Total from investment operations	(.71)	1.66	(3.21)
Distributions from net investment income	(.29)	(.84)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.44)	(.84)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$35.91	$37.06	$36.24
Total ReturnD,E,F	(1.94)%	4.63%	(8.14)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.40%I	1.33%	1.35%I
Expenses net of fee waivers, if any	1.39%I	1.33%	1.35%I
Expenses net of all reductions	1.39%I	1.31%	1.35%I
Net investment income (loss)	.67%I	.98%	1.94%I
Supplemental Data
Net assets, end of period (000 omitted)	$20,856	$23,381	$23,633
Portfolio turnover rateJ	43%I	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$36.94	$36.18	$39.45
Income from Investment Operations
Net investment income (loss)B	.06	.26	.40
Net realized and unrealized gain (loss)	(.82)	1.29	(3.67)
Total from investment operations	(.76)	1.55	(3.27)
Distributions from net investment income	(.09)	(.79)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.25)C	(.79)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$35.93	$36.94	$36.18
Total ReturnE,F,G	(2.08)%	4.33%	(8.29)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.70%J	1.61%	1.62%J
Expenses net of fee waivers, if any	1.70%J	1.61%	1.61%J
Expenses net of all reductions	1.70%J	1.59%	1.61%J
Net investment income (loss)	.36%J	.70%	1.68%J
Supplemental Data
Net assets, end of period (000 omitted)	$8,671	$9,632	$13,679
Portfolio turnover rateK	43%J	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$36.77	$36.07	$39.45
Income from Investment Operations
Net investment income (loss)B	(.02)	.06	.28
Net realized and unrealized gain (loss)	(.83)	1.29	(3.66)
Total from investment operations	(.85)	1.35	(3.38)
Distributions from net investment income	–	(.65)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$35.92	$36.77	$36.07
Total ReturnD,E,F	(2.31)%	3.78%	(8.57)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.19%I	2.15%	2.11%I
Expenses net of fee waivers, if any	2.19%I	2.15%	2.11%I
Expenses net of all reductions	2.19%I	2.13%	2.11%I
Net investment income (loss)	(.12)%I	.16%	1.19%I
Supplemental Data
Net assets, end of period (000 omitted)	$331	$530	$1,065
Portfolio turnover rateJ	43%I	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$36.81	$36.07	$39.45
Income from Investment Operations
Net investment income (loss)B	(.02)	.07	.29
Net realized and unrealized gain (loss)	(.83)	1.29	(3.67)
Total from investment operations	(.85)	1.36	(3.38)
Distributions from net investment income	(.12)	(.62)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.28)C	(.62)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$35.68	$36.81	$36.07
Total ReturnE,F,G	(2.33)%	3.79%	(8.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.18%J	2.13%	2.10%J
Expenses net of fee waivers, if any	2.18%J	2.13%	2.10%J
Expenses net of all reductions	2.18%J	2.11%	2.10%J
Net investment income (loss)	(.12)%J	.18%	1.19%J
Supplemental Data
Net assets, end of period (000 omitted)	$10,557	$11,151	$6,818
Portfolio turnover rateK	43%J	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.19	$36.32	$37.92	$30.15	$27.67	$30.83
Income from Investment Operations
Net investment income (loss)A	.17	.48	.94B	.61	.64	.48
Net realized and unrealized gain (loss)	(.82)	1.30	(2.00)	7.87	2.45	(2.97)
Total from investment operations	(.65)	1.78	(1.06)	8.48	3.09	(2.49)
Distributions from net investment income	(.43)	(.91)	(.52)	(.70)	(.60)	(.67)
Distributions from net realized gain	(.15)	–	(.02)	(.01)	(.02)	–
Total distributions	(.58)	(.91)	(.54)	(.71)	(.61)C	(.67)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$35.96	$37.19	$36.32	$37.92	$30.15	$27.67
Total ReturnE,F	(1.78)%	4.97%	(2.82)%	28.71%	11.53%	(8.32)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.03%	.97%	1.06%	.83%	1.10%
Expenses net of fee waivers, if any	1.08%I	1.03%	.97%	1.05%	.83%	1.10%
Expenses net of all reductions	1.08%I	1.01%	.96%	1.02%	.80%	1.06%
Net investment income (loss)	.99%I	1.28%	2.43%B	1.82%	2.33%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,220,777	$1,384,134	$1,237,047	$957,048	$602,520	$621,778
Portfolio turnover rateJ	43%I	87%	80%K	59%	127%	117%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.93%.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$37.21	$36.32	$39.45
Income from Investment Operations
Net investment income (loss)B	.18	.50	.56
Net realized and unrealized gain (loss)	(.82)	1.30	(3.69)
Total from investment operations	(.64)	1.80	(3.13)
Distributions from net investment income	(.45)	(.91)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.60)	(.91)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$35.97	$37.21	$36.32
Total ReturnD,E	(1.75)%	5.02%	(7.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	.98%	.97%H
Expenses net of fee waivers, if any	1.02%H	.98%	.97%H
Expenses net of all reductions	1.02%H	.96%	.96%H
Net investment income (loss)	1.05%H	1.33%	2.33%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,585	$6,552	$5,666
Portfolio turnover rateI	43%H	87%	80%J

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Europe and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, expiring capital loss carryforwards, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$129,342,669
Gross unrealized depreciation	(101,437,512)
Net unrealized appreciation (depreciation) on securities	27,905,157
Tax cost	$1,287,509,858

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(29,326,707)
2017	(199,044,876)
Total capital loss carryforward	$(228,371,583)

The Fund acquired $27,783,139 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $13,187,073 per year.

In addition, due to large redemptions in a prior period, $199,044,876 of capital losses that existed in the Fund prior to the mergers will be limited to approximately $32,029,274 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,545,193 and $431,225,868, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$26,590	$886
Class T	.25%	.25%	21,666	–
Class B	.75%	.25%	2,040	1,569
Class C	.75%	.25%	53,405	15,830
			$103,701	$18,285

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,882
Class T	686
Class B(a)	121
Class C(a)	2,570
$14,259

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$27,543.26
Class T	13,690.32
Class B	615.30
Class C	15,934.30
Europe	1,213,618.19
Class I	3,995.13
	$1,275,395

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,354,364.60%		$1,158

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,177 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $470,655. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,221 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,979.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$174,443	$549,660
Class T	23,347	299,142
Class B	–	18,443
Class C	38,160	108,670
Europe	15,664,870	30,497,764
Class I	80,861	130,017
Total	$15,981,681	$31,603,696
From net realized gain
Class A	$94,260	$–
Class T	39,080	–
Class C	47,778	–
Europe	5,676,211	–
Class I	27,858	–
Total	$5,885,187	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	78,312	402,890	$2,720,240	$15,313,815
Reinvestment of distributions	7,044	14,493	257,822	527,143
Shares redeemed	(135,509)	(438,670)	(4,688,764)	(16,388,542)
Net increase (decrease)	(50,153)	(21,287)	$(1,710,702)	$(547,584)
Class T
Shares sold	10,132	101,998	$350,155	$3,848,880
Reinvestment of distributions	1,677	8,153	61,481	296,280
Shares redeemed	(31,208)	(227,511)	(1,080,460)	(8,571,443)
Net increase (decrease)	(19,399)	(117,360)	$(668,824)	$(4,426,283)
Class B
Shares sold	183	7,973	$6,068	$306,370
Reinvestment of distributions	–	481	–	17,468
Shares redeemed	(5,404)	(23,568)	(183,746)	(877,823)
Net increase (decrease)	(5,221)	(15,114)	$(177,678)	$(553,985)
Class C
Shares sold	44,908	197,774	$1,558,483	$7,494,390
Reinvestment of distributions	2,232	2,632	81,438	95,708
Shares redeemed	(54,231)	(86,511)	(1,829,878)	(3,194,278)
Net increase (decrease)	(7,091)	113,895	$(189,957)	$4,395,820
Europe
Shares sold	1,463,207	10,168,406	$50,880,628	$387,319,779
Reinvestment of distributions	559,844	803,462	20,484,708	29,241,922
Shares redeemed	(5,291,129)	(7,807,853)	(182,859,606)	(290,372,067)
Net increase (decrease)	(3,268,078)	3,164,015	$(111,494,270)	$126,189,634
Class I
Shares sold	36,393	130,676	$1,295,144	$4,946,083
Reinvestment of distributions	2,803	2,526	102,586	91,940
Shares redeemed	(59,997)	(113,122)	(2,078,607)	(4,289,576)
Net increase (decrease)	(20,801)	20,080	$(680,877)	$748,447

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.39%
Actual		$1,000.00	$980.60	$6.84
Hypothetical-C		$1,000.00	$1,017.95	$6.97
Class T	1.70%
Actual		$1,000.00	$979.20	$8.37
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.19%
Actual		$1,000.00	$976.90	$10.76
Hypothetical-C		$1,000.00	$1,013.97	$10.97
Class C	2.18%
Actual		$1,000.00	976.70	10.71
Hypothetical-C		$1,000.00	$1,014.02	$10.92
Europe	1.08%
Actual		$1,000.00	$982.20	$5.32
Hypothetical-C		$1,000.00	$1,019.49	$5.42
Class I	1.02%
Actual		$1,000.00	$982.50	$5.03
Hypothetical-C		$1,000.00	$1,019.79	$5.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AEUFI-SANN-0616
1.9586004.102

Fidelity Advisor® International Small Cap Opportunities Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

April 30, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® International Small Cap Opportunities Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	25.1%
United Kingdom	20.5%
United States of America*	15.5%
Germany	6.6%
Italy	3.7%
Sweden	3.2%
Netherlands	2.5%
France	2.2%
Canada	2.0%
Other	18.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	26.0%
United Kingdom	21.7%
United States of America*	15.0%
Germany	5.7%
Italy	4.3%
Sweden	3.0%
Netherlands	2.8%
Australia	2.0%
Canada	1.9%
Other	17.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	92.2	91.8
Short-Term Investments and Net Other Assets (Liabilities)	7.8	8.2

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.0	2.0
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.8	1.6
Berendsen PLC (United Kingdom, Commercial Services & Supplies)	1.7	1.7
CTS Eventim AG (Germany, Media)	1.7	2.0
Fagerhult AB (Sweden, Electrical Equipment)	1.7	1.3
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.6	1.9
CompuGroup Medical AG (Germany, Health Care Technology)	1.6	1.0
OBIC Co. Ltd. (Japan, IT Services)	1.5	1.8
Sartorius AG (non-vtg.) (Germany, Health Care Equipment & Supplies)	1.4	1.6
Azimut Holding SpA (Italy, Capital Markets)	1.4	1.3
	16.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.6	20.5
Industrials	18.1	18.3
Financials	15.9	18.7
Information Technology	10.7	9.2
Health Care	10.3	8.5
Consumer Staples	8.5	8.5
Materials	6.7	6.7
Energy	1.4	1.4

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Australia - 2.0%
Beacon Lighting Group Ltd.	2,000,000	$2,767,674
DuluxGroup Ltd.	1,577,979	7,678,825
Imdex Ltd. (a)	2,434,488	379,468
RCG Corp. Ltd. (b)	6,779,148	7,061,699
TFS Corp. Ltd. (b)	4,354,304	5,164,840

TOTAL AUSTRALIA		23,052,506

Austria - 1.1%
Andritz AG	165,900	9,291,129
Zumtobel AG	316,081	4,115,128

TOTAL AUSTRIA		13,406,257

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC	944,579	4,392,292
Belgium - 1.2%
Gimv NV	56,688	3,148,164
KBC Ancora	304,448	10,747,590

TOTAL BELGIUM		13,895,754

Bermuda - 0.3%
Vostok New Ventures Ltd. SDR (a)	712,589	4,055,229
Canada - 2.0%
Cara Operations Ltd.	282,000	7,295,545
McCoy Global, Inc.	636,215	1,039,484
New Look Vision Group, Inc.	197,200	4,880,099
Pason Systems, Inc.	448,000	6,512,728
ShawCor Ltd. Class A	135,600	3,663,697
Tesco Corp.	40,447	382,629

TOTAL CANADA		23,774,182

Cayman Islands - 0.6%
58.com, Inc. ADR (a)	67,900	3,710,735
Value Partners Group Ltd.	3,938,000	3,759,022

TOTAL CAYMAN ISLANDS		7,469,757

Denmark - 1.6%
Jyske Bank A/S (Reg.)	213,127	8,725,494
Scandinavian Tobacco Group A/S	200,000	3,181,685
Spar Nord Bank A/S	796,369	6,493,770

TOTAL DENMARK		18,400,949

Finland - 0.6%
Tikkurila Oyj	431,646	7,567,063
France - 2.2%
Elis SA	380,597	6,988,095
Laurent-Perrier Group SA	49,163	4,179,836
Vetoquinol SA	118,184	4,898,823
Virbac SA (b)	51,152	9,330,455

TOTAL FRANCE		25,397,209

Germany - 5.2%
alstria office REIT-AG	448,700	6,293,853
CompuGroup Medical AG	476,478	18,713,776
CTS Eventim AG	568,280	19,905,189
Fielmann AG	151,773	11,190,188
Nexus AG	278,558	4,880,131

TOTAL GERMANY		60,983,137

Greece - 0.3%
Titan Cement Co. SA (Reg.)	139,480	3,181,769
India - 0.5%
Jyothy Laboratories Ltd.	1,189,354	5,450,307
Ireland - 1.3%
FBD Holdings PLC	240,328	1,761,200
James Hardie Industries PLC:
CDI	405,775	5,717,080
sponsored ADR	564,575	7,915,342

TOTAL IRELAND		15,393,622

Isle of Man - 0.7%
Playtech Ltd.	717,342	8,432,321
Israel - 2.0%
Azrieli Group	165,005	6,553,478
Ituran Location & Control Ltd.	383,208	7,970,726
Sarine Technologies Ltd.	665,700	816,749
Strauss Group Ltd.	484,244	7,673,617

TOTAL ISRAEL		23,014,570

Italy - 3.7%
Azimut Holding SpA	641,097	16,135,257
Banco di Desio e della Brianza SpA	1,070,000	3,016,451
Beni Stabili SpA SIIQ	12,945,675	9,590,769
Interpump Group SpA	1,027,943	14,795,470

TOTAL ITALY		43,537,947

Japan - 25.1%
Aoki Super Co. Ltd.	273,000	3,225,856
Artnature, Inc.	891,000	7,387,610
Asahi Co. Ltd.	460,400	6,828,776
Autobacs Seven Co. Ltd.	380,300	6,561,433
Azbil Corp.	594,000	15,241,018
Broadleaf Co. Ltd.	76,700	757,954
Central Automotive Products Ltd. (c)	12,000	100,017
Century21 Real Estate Japan Ltd. (c)	4,100	45,648
Coca-Cola Central Japan Co. Ltd.	333,300	6,106,357
Daiichikosho Co. Ltd.	221,300	9,277,286
Daikokutenbussan Co. Ltd.	169,100	7,599,991
Funai Soken Holdings, Inc.	210,000	3,186,088
GCA Savvian Group Corp.	447,600	4,135,967
Glory Ltd. (d)	277,100	9,075,383
Goldcrest Co. Ltd.	522,130	7,476,255
Iwatsuka Confectionary Co. Ltd.	50,400	2,283,383
Japan Digital Laboratory Co.	459,100	6,210,344
Kobayashi Pharmaceutical Co. Ltd.	132,000	10,514,151
Koshidaka Holdings Co. Ltd.	166,900	3,281,884
Lasertec Corp.	376,136	4,890,217
Medikit Co. Ltd. (c)	126,700	4,417,152
Meiko Network Japan Co. Ltd.	112,600	1,241,872
Miraial Co. Ltd.	38,200	269,148
Nagaileben Co. Ltd.	562,600	11,480,790
Nakano Refrigerators Co. Ltd.	135,000	3,229,851
ND Software Co. Ltd.	73,843	607,845
Nihon Parkerizing Co. Ltd.	1,427,500	12,591,122
NS Tool Co. Ltd. (b)	35,600	590,226
OBIC Co. Ltd.	336,500	17,686,755
OSG Corp.	715,000	13,287,288
Paramount Bed Holdings Co. Ltd.	229,400	8,533,414
ProNexus, Inc. (d)	569,600	5,760,400
San-Ai Oil Co. Ltd.	630,000	4,415,294
Seven Bank Ltd.	2,834,900	12,046,080
SHO-BOND Holdings Co. Ltd.	263,700	11,410,078
Shoei Co. Ltd.	309,426	4,683,769
SK Kaken Co. Ltd.	75,000	6,153,866
Software Service, Inc.	62,900	2,429,462
Techno Medica Co. Ltd.	79,491	1,666,416
The Monogatari Corp.	104,300	4,922,928
The Nippon Synthetic Chemical Industry Co. Ltd.	391,000	2,359,434
TKC Corp.	247,400	6,721,508
Tocalo Co. Ltd.	117,000	2,104,645
Tsutsumi Jewelry Co. Ltd.	139,000	2,903,454
USS Co. Ltd.	1,498,300	23,700,626
Workman Co. Ltd.	212,500	6,680,033
Yamada Consulting Group Co. Ltd.	134,495	4,108,888
Yamato Kogyo Co. Ltd.	99,100	2,326,325

TOTAL JAPAN		292,514,287

Korea (South) - 1.4%
BGFretail Co. Ltd.	84,156	13,662,702
Leeno Industrial, Inc.	57,500	2,150,588

TOTAL KOREA (SOUTH)		15,813,290

Mexico - 0.6%
Consorcio ARA S.A.B. de CV	17,196,078	6,746,637
Netherlands - 2.5%
Aalberts Industries NV	319,501	10,946,071
Heijmans NV (Certificaten Van Aandelen) (a)	304,192	2,866,633
VastNed Retail NV	337,390	14,854,328

TOTAL NETHERLANDS		28,667,032

Norway - 0.5%
Kongsberg Gruppen ASA	320,500	5,373,610
Philippines - 0.4%
Jollibee Food Corp.	1,026,090	5,008,829
South Africa - 0.6%
Clicks Group Ltd.	899,913	6,572,695
Spain - 2.0%
Hispania Activos Inmobiliarios SA (a)	210,543	3,085,853
Merlin Properties Socimi SA	613,100	7,125,606
Prosegur Compania de Seguridad SA (Reg.)	2,317,590	13,401,470

TOTAL SPAIN		23,612,929

Sweden - 3.2%
Fagerhult AB	842,305	19,614,223
Intrum Justitia AB (b)	273,334	9,809,520
Saab AB (B Shares)	227,500	7,782,160

TOTAL SWEDEN		37,205,903

Switzerland - 0.3%
Tecan Group AG	24,053	3,339,789
Taiwan - 0.3%
Addcn Technology Co. Ltd.	516,900	3,968,399
United Kingdom - 20.5%
AA PLC	1,441,400	5,867,599
Alliance Pharma PLC	4,253,100	2,796,488
Bellway PLC	439,872	15,727,333
Berendsen PLC	1,173,163	20,227,172
Britvic PLC	543,571	5,591,441
Dechra Pharmaceuticals PLC	609,609	9,851,476
DP Poland PLC (a)(e)	8,208,000	3,118,211
Elementis PLC	3,262,010	10,290,411
Great Portland Estates PLC	961,189	10,645,665
Hilton Food Group PLC	222,288	1,828,602
Howden Joinery Group PLC	1,639,800	11,836,209
Informa PLC	1,613,965	15,434,713
InterContinental Hotel Group PLC ADR (b)	216,931	8,707,610
ITE Group PLC	2,882,634	6,539,069
JUST EAT Ltd. (a)	819,470	4,591,909
Rightmove PLC	166,747	9,399,723
Shaftesbury PLC	1,092,673	14,528,688
Spectris PLC	557,278	14,827,798
Spirax-Sarco Engineering PLC	408,791	20,397,965
Taylor Wimpey PLC	1,686,800	4,542,383
Ted Baker PLC	233,700	8,144,078
Topps Tiles PLC	2,473,300	4,914,853
Ultra Electronics Holdings PLC	392,558	10,129,531
Unite Group PLC	2,079,823	19,221,254

TOTAL UNITED KINGDOM		239,160,181

United States of America - 7.7%
ANSYS, Inc. (a)	36,085	3,275,435
Autoliv, Inc. (b)	65,200	7,985,044
Broadridge Financial Solutions, Inc.	93,905	5,619,275
China Biologic Products, Inc. (a)	110,380	12,914,460
Domino's Pizza, Inc.	44,000	5,318,720
Energizer Holdings, Inc.	54,409	2,366,247
Kennedy-Wilson Holdings, Inc.	556,629	12,028,753
Martin Marietta Materials, Inc.	34,720	5,875,666
Mohawk Industries, Inc. (a)	42,600	8,206,038
PriceSmart, Inc.	147,199	12,738,601
ResMed, Inc.	86,095	4,804,101
SS&C Technologies Holdings, Inc.	152,058	9,298,347

TOTAL UNITED STATES OF AMERICA		90,430,687

TOTAL COMMON STOCKS
(Cost $941,309,093)		1,059,819,139

Nonconvertible Preferred Stocks - 1.4%
Germany - 1.4%
Sartorius AG (non-vtg.)
(Cost $9,231,224)	65,520	16,163,851

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.38% (f)	85,942,201	85,942,201
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	13,328,610	13,328,610
TOTAL MONEY MARKET FUNDS
(Cost $99,270,811)		99,270,811
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,049,811,128)		1,175,253,801
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,959,739)
NET ASSETS - 100%		$1,167,294,062

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$167,523
Fidelity Securities Lending Cash Central Fund	77,863
Total	$245,386

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DP Poland PLC	$2,507,081	$321,456	$--	$--	$3,118,211
Total	$2,507,081	$321,456	$--	$--	$3,118,211

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$241,379,798	$171,197,720	$70,182,078	$--
Consumer Staples	97,181,396	60,064,048	37,117,348	--
Energy	16,013,832	11,598,538	4,415,294	--
Financials	188,656,059	161,193,087	27,462,972	--
Health Care	121,220,721	92,085,642	29,135,079	--
Industrials	209,307,773	156,554,926	52,752,847	--
Information Technology	125,022,200	73,245,256	51,776,944	--
Materials	77,201,211	50,588,695	26,612,516	--
Money Market Funds	99,270,811	99,270,811	--	--
Total Investments in Securities:	$1,175,253,801	$875,798,723	$299,455,078	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$3,963,761
Level 2 to Level 1	$28,474,370

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,034,826) — See accompanying schedule: Unaffiliated issuers (cost $948,419,765)	$1,072,864,779
Fidelity Central Funds (cost $99,270,811)	99,270,811
Other affiliated issuers (cost $2,120,552)	3,118,211
Total Investments (cost $1,049,811,128)		$1,175,253,801
Receivable for investments sold
Regular delivery		759,807
Delayed delivery		139,587
Receivable for fund shares sold		1,947,400
Dividends receivable		5,382,395
Distributions receivable from Fidelity Central Funds		62,435
Prepaid expenses		498
Other receivables		2,840
Total assets		1,183,548,763
Liabilities
Payable to custodian bank	$27,592
Payable for investments purchased
Regular delivery	62,835
Delayed delivery	30,608
Payable for fund shares redeemed	1,639,204
Accrued management fee	826,592
Distribution and service plan fees payable	30,380
Other affiliated payables	242,791
Other payables and accrued expenses	66,089
Collateral on securities loaned, at value	13,328,610
Total liabilities		16,254,701
Net Assets		$1,167,294,062
Net Assets consist of:
Paid in capital		$1,286,497,613
Undistributed net investment income		3,446,654
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(248,244,637)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		125,594,432
Net Assets		$1,167,294,062
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($50,512,499 ÷ 3,421,332 shares)		$14.76
Maximum offering price per share (100/94.25 of $14.76)		$15.66
Class T:
Net Asset Value and redemption price per share ($13,820,005 ÷ 943,286 shares)		$14.65
Maximum offering price per share (100/96.50 of $14.65)		$15.18
Class B:
Net Asset Value and offering price per share ($354,955 ÷ 24,616 shares)(a)		$14.42
Class C:
Net Asset Value and offering price per share ($16,766,047 ÷ 1,174,289 shares)(a)		$14.28
International Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($943,035,473 ÷ 63,201,820 shares)		$14.92
Class I:
Net Asset Value, offering price and redemption price per share ($142,805,083 ÷ 9,576,371 shares)		$14.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$10,624,721
Income from Fidelity Central Funds		245,386
Income before foreign taxes withheld		10,870,107
Less foreign taxes withheld		(928,950)
Total income		9,941,157
Expenses
Management fee
Basic fee	$4,515,535
Performance adjustment	205,580
Transfer agent fees	1,169,397
Distribution and service plan fees	178,936
Accounting and security lending fees	247,112
Custodian fees and expenses	97,381
Independent trustees' compensation	2,222
Registration fees	58,793
Audit	45,289
Legal	1,350
Miscellaneous	2,905
Total expenses before reductions	6,524,500
Expense reductions	(4,405)	6,520,095
Net investment income (loss)		3,421,062
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,404,515
Foreign currency transactions	1,988
Total net realized gain (loss)		13,406,503
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,093,560)
Assets and liabilities in foreign currencies	188,590
Total change in net unrealized appreciation (depreciation)		(3,904,970)
Net gain (loss)		9,501,533
Net increase (decrease) in net assets resulting from operations		$12,922,595

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,421,062	$4,880,273
Net realized gain (loss)	13,406,503	32,155,951
Change in net unrealized appreciation (depreciation)	(3,904,970)	15,708,708
Net increase (decrease) in net assets resulting from operations	12,922,595	52,744,932
Distributions to shareholders from net investment income	(4,852,691)	(3,982,311)
Distributions to shareholders from net realized gain	(4,655,673)	(949,656)
Total distributions	(9,508,364)	(4,931,967)
Share transactions - net increase (decrease)	206,876,426	250,623,581
Redemption fees	159,056	196,651
Total increase (decrease) in net assets	210,449,713	298,633,197
Net Assets
Beginning of period	956,844,349	658,211,152
End of period (including undistributed net investment income of $3,446,654 and undistributed net investment income of $4,878,283, respectively)	$1,167,294,062	$956,844,349

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$13.65	$13.68	$10.78	$9.75	$9.82
Income from Investment Operations
Net investment income (loss)A	.03	.06	.05	.07	.08	.15B
Net realized and unrealized gain (loss)	.10	1.11	.05	2.91	1.07	(.07)
Total from investment operations	.13	1.17	.10	2.98	1.15	.08
Distributions from net investment income	(.05)	(.05)	(.06)	(.08)	(.11)	(.11)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.12)	(.07)	(.13)C	(.08)D	(.12)	(.15)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$14.76	$14.75	$13.65	$13.68	$10.78	$9.75
Total ReturnF,G,H	.89%	8.62%	.78%	27.85%	12.00%	.81%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.47%K	1.52%	1.63%	1.70%	1.75%	1.34%
Expenses net of fee waivers, if any	1.47%K	1.52%	1.63%	1.65%	1.65%	1.33%
Expenses net of all reductions	1.47%K	1.51%	1.63%	1.64%	1.64%	1.32%
Net investment income (loss)	.40%K	.38%	.33%	.59%	.85%	1.44%B
Supplemental Data
Net assets, end of period (000 omitted)	$50,512	$42,289	$25,041	$22,052	$18,194	$18,686
Portfolio turnover rateL	19%K	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.079 per share.

 D Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$13.53	$13.56	$10.69	$9.66	$9.72
Income from Investment Operations
Net investment income (loss)A	.01	.01	.01	.04	.06	.12B
Net realized and unrealized gain (loss)	.10	1.11	.06	2.89	1.06	(.06)
Total from investment operations	.11	1.12	.07	2.93	1.12	.06
Distributions from net investment income	(.01)	(.01)	(.02)	(.05)	(.08)	(.08)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.08)	(.03)	(.10)	(.06)	(.09)	(.12)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.65	$14.62	$13.53	$13.56	$10.69	$9.66
Total ReturnD,E,F	.75%	8.27%	.55%	27.53%	11.72%	.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.79%I	1.80%	1.89%	1.96%	2.02%	1.60%
Expenses net of fee waivers, if any	1.78%I	1.80%	1.89%	1.90%	1.90%	1.60%
Expenses net of all reductions	1.78%I	1.80%	1.89%	1.89%	1.89%	1.59%
Net investment income (loss)	.08%I	.10%	.07%	.34%	.60%	1.17%B
Supplemental Data
Net assets, end of period (000 omitted)	$13,820	$13,296	$9,913	$9,634	$8,169	$8,701
Portfolio turnover rateJ	19%I	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$13.31	$13.31	$10.50	$9.48	$9.54
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)	(.06)	(.02)	.01	.07B
Net realized and unrealized gain (loss)	.10	1.10	.06	2.84	1.05	(.06)
Total from investment operations	.07	1.04	–	2.82	1.06	.01
Distributions from net investment income	–	–	–	–C	(.03)	(.06)
Distributions from net realized gain	–	–	–	(.01)	(.01)	(.02)
Total distributions	–	–	–	(.01)	(.04)	(.07)D
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.42	$14.35	$13.31	$13.31	$10.50	$9.48
Total ReturnE,F,G	.49%	7.81%	-%	26.86%	11.21%	.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.28%J	2.30%	2.38%	2.46%	2.50%	2.09%
Expenses net of fee waivers, if any	2.28%J	2.30%	2.38%	2.40%	2.40%	2.09%
Expenses net of all reductions	2.28%J	2.29%	2.38%	2.39%	2.39%	2.07%
Net investment income (loss)	(.41)%J	(.39)%	(.43)%	(.16)%	.10%	.68%B
Supplemental Data
Net assets, end of period (000 omitted)	$355	$604	$744	$1,410	$1,966	$2,293
Portfolio turnover rateK	19%J	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.26	$13.23	$13.28	$10.48	$9.47	$9.53
Income from Investment Operations
Net investment income (loss)A	(.03)	(.05)	(.06)	(.02)	.01	.07B
Net realized and unrealized gain (loss)	.10	1.08	.06	2.84	1.04	(.06)
Total from investment operations	.07	1.03	–	2.82	1.05	.01
Distributions from net investment income	–	–	–	(.01)	(.03)	(.06)
Distributions from net realized gain	(.05)	–	(.05)	(.01)	(.01)	(.02)
Total distributions	(.05)	–	(.05)	(.02)	(.04)	(.07)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$14.28	$14.26	$13.23	$13.28	$10.48	$9.47
Total ReturnE,F,G	.51%	7.79%	.03%	26.91%	11.13%	.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.27%J	2.27%	2.38%	2.45%	2.50%	2.09%
Expenses net of fee waivers, if any	2.27%J	2.27%	2.38%	2.40%	2.40%	2.09%
Expenses net of all reductions	2.27%J	2.26%	2.38%	2.39%	2.39%	2.07%
Net investment income (loss)	(.40)%J	(.36)%	(.42)%	(.16)%	.10%	.68%B
Supplemental Data
Net assets, end of period (000 omitted)	$16,766	$17,370	$8,438	$8,070	$6,608	$6,900
Portfolio turnover rateK	19%J	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.91	$13.80	$13.82	$10.88	$9.85	$9.92
Income from Investment Operations
Net investment income (loss)A	.05	.10	.09	.10	.11	.17B
Net realized and unrealized gain (loss)	.11	1.12	.06	2.95	1.07	(.06)
Total from investment operations	.16	1.22	.15	3.05	1.18	.11
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.14)	(.14)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.15)	(.11)	(.17)	(.11)	(.15)	(.18)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.92	$14.91	$13.80	$13.82	$10.88	$9.85
Total ReturnD,E	1.03%	8.92%	1.11%	28.24%	12.21%	1.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.19%H	1.23%	1.30%	1.39%	1.47%	1.08%
Expenses net of fee waivers, if any	1.19%H	1.22%	1.30%	1.39%	1.40%	1.08%
Expenses net of all reductions	1.19%H	1.22%	1.30%	1.38%	1.39%	1.06%
Net investment income (loss)	.68%H	.68%	.65%	.85%	1.10%	1.69%B
Supplemental Data
Net assets, end of period (000 omitted)	$943,035	$762,563	$584,253	$518,121	$334,918	$328,262
Portfolio turnover rateI	19%H	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.91	$13.81	$13.83	$10.90	$9.86	$9.93
Income from Investment Operations
Net investment income (loss)A	.05	.10	.08	.11	.11	.18B
Net realized and unrealized gain (loss)	.10	1.13	.07	2.93	1.08	(.06)
Total from investment operations	.15	1.23	.15	3.04	1.19	.12
Distributions from net investment income	(.08)	(.11)	(.09)	(.10)	(.14)	(.15)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.15)	(.13)	(.17)	(.11)	(.15)	(.19)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.91	$14.91	$13.81	$13.83	$10.90	$9.86
Total ReturnD,E	1.02%	8.98%	1.11%	28.11%	12.32%	1.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.17%H	1.19%	1.36%	1.38%	1.44%	1.03%
Expenses net of fee waivers, if any	1.17%H	1.19%	1.36%	1.37%	1.40%	1.03%
Expenses net of all reductions	1.17%H	1.18%	1.36%	1.37%	1.39%	1.02%
Net investment income (loss)	.69%H	.71%	.60%	.87%	1.10%	1.74%B
Supplemental Data
Net assets, end of period (000 omitted)	$142,805	$120,723	$29,822	$5,670	$4,591	$1,395
Portfolio turnover rateI	19%H	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR)Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$176,851,154
Gross unrealized depreciation	(57,863,025)
Net unrealized appreciation (depreciation) on securities	$118,988,129
Tax cost	$1,056,265,672

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$(252,792,060)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $281,152,699 and $93,148,449, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .89% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$58,445	$2,292
Class T	.25%	.25%	33,578	–
Class B	.75%	.25%	2,413	1,810
Class C	.75%	.25%	84,500	22,481
			$178,936	$26,583

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,019
Class T	3,054
Class B(a)	13
Class C(a)	2,125
$17,211

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$57,114.24
Class T	21,051.31
Class B	732.30
Class C	24,999.30
International Small Cap Opportunities	936,327.22
Class I	129,174.20
	$1,169,397

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $611 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $918 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $77,863, including $1,988 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $705 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $47.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund- level operating expenses in the amount of $3,653.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$159,395	$91,925
Class T	9,385	4,261
International Small Cap Opportunities	3,989,748	3,599,410
Class I	694,163	286,715
Total	$4,852,691	$3,982,311
From net realized gain
Class A	$214,570	$38,609
Class T	65,696	14,913
Class C	66,143	–
International Small Cap Opportunities	3,723,825	839,863
Class I	585,439	56,271
Total	$4,655,673	$949,656

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	950,569	1,605,762	$13,701,055	$23,674,805
Reinvestment of distributions	24,184	9,185	359,376	124,545
Shares redeemed	(419,609)	(582,997)	(5,931,692)	(8,244,833)
Net increase (decrease)	555,144	1,031,950	$8,128,739	$15,554,517
Class T
Shares sold	160,496	309,765	$2,280,756	$4,543,322
Reinvestment of distributions	5,021	1,404	74,158	18,926
Shares redeemed	(131,388)	(134,926)	(1,815,377)	(1,907,198)
Net increase (decrease)	34,129	176,243	$539,537	$2,655,050
Class B
Shares sold	3,601	9,791	$51,565	$136,845
Shares redeemed	(21,080)	(23,615)	(295,529)	(329,326)
Net increase (decrease)	(17,479)	(13,824)	$(243,964)	$(192,481)
Class C
Shares sold	212,639	838,785	$2,969,254	$12,019,463
Reinvestment of distributions	4,483	–	64,648	–
Shares redeemed	(260,791)	(258,762)	(3,487,650)	(3,578,649)
Net increase (decrease)	(43,669)	580,023	$(453,748)	$8,440,814
International Small Cap Opportunities
Shares sold	21,099,085	18,903,102	$306,137,737	$282,906,392
Reinvestment of distributions	402,267	239,997	6,034,011	3,280,752
Shares redeemed	(9,435,850)	(10,354,861)	(135,324,878)	(146,998,081)
Net increase (decrease)	12,065,502	8,788,238	$176,846,870	$139,189,063
Class I
Shares sold	2,990,658	7,108,830	$43,408,539	$102,023,907
Reinvestment of distributions	75,351	23,468	1,129,506	320,812
Shares redeemed	(1,586,288)	(1,195,608)	(22,479,053)	(17,368,101)
Net increase (decrease)	1,479,721	5,936,690	$22,058,992	$84,976,618

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.47%
Actual		$1,000.00	$1,008.90	$7.34
Hypothetical-C		$1,000.00	$1,017.55	$7.37
Class T	1.78%
Actual		$1,000.00	$1,007.50	$8.88
Hypothetical-C		$1,000.00	$1,016.01	$8.92
Class B	2.28%
Actual		$1,000.00	$1,004.90	$11.37
Hypothetical-C		$1,000.00	$1,013.53	$11.41
Class C	2.27%
Actual		$1,000.00	$1,005.10	$11.32
Hypothetical-C		$1,000.00	$1,013.58	$11.36
International Small Cap Opportunities	1.19%
Actual		$1,000.00	$1,010.30	$5.95
Hypothetical-C		$1,000.00	$1,018.95	$5.97
Class I	1.17%
Actual		$1,000.00	$1,010.20	$5.85
Hypothetical-C		$1,000.00	$1,019.05	$5.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AILS-SANN-0616
1.815094.110

Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

April 30, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
South Africa	41.5%
Russia	23.7%
Turkey	4.1%
United Arab Emirates	3.8%
Romania	3.4%
United Kingdom	3.2%
Hungary	2.3%
Poland	2.2%
Qatar	2.0%
Other*	13.8%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
South Africa	39.5%
Russia	21.4%
United Arab Emirates	5.2%
Romania	4.4%
Poland	4.3%
Turkey	4.3%
United Kingdom	3.4%
Qatar	3.2%
Austria	2.6%
Other*	11.7%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	100.0
Short-Term Investments and Net Other Assets (Liabilities)	1.1	0.0

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Naspers Ltd. Class N (South Africa, Media)	6.0	8.0
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	5.7	3.7
Sberbank of Russia (Russia, Banks)	5.1	4.7
Lukoil PJSC sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	4.5	3.9
Steinhoff International Holdings NV (South Africa) (South Africa, Household Durables)	2.7	2.4
Remgro Ltd. (South Africa, Diversified Financial Services)	2.7	2.6
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.5	2.6
DRDGOLD Ltd. (South Africa, Metals & Mining)	2.3	0.9
OTP Bank PLC (Hungary, Banks)	2.3	1.4
AngloGold Ashanti Ltd. (South Africa, Metals & Mining)	2.2	1.1
	36.0

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.9	39.3
Energy	18.3	14.9
Consumer Discretionary	14.8	18.0
Consumer Staples	10.9	11.8
Materials	10.1	5.2
Industrials	7.2	3.1
Telecommunication Services	2.5	4.2
Health Care	2.2	3.5

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Austria - 0.8%
CA Immobilien Anlagen AG	9,600	$183,355
Wienerberger AG	27,700	547,292

TOTAL AUSTRIA		730,647

Bailiwick of Jersey - 0.4%
Wizz Air Holdings PLC (a)	13,888	381,498
Botswana - 0.4%
First National Bank of Botswana Ltd.	990,388	332,305
British Virgin Islands - 0.4%
Lenta Ltd. GDR (a)	62,600	403,770
Canada - 1.1%
Detour Gold Corp. (a)	35,200	754,947
Osisko Gold Royalties Ltd.	21,000	281,183

TOTAL CANADA		1,036,130

Croatia - 0.5%
Ledo d.d.	290	440,111
Czech Republic - 1.0%
Komercni Banka A/S	4,347	894,279
Estonia - 0.7%
Tallinna Kaubamaja AS	77,800	611,122
Germany - 0.3%
UNIWHEELS AG	6,802	258,397
Greece - 1.7%
Aegean Airlines SA	18,300	167,899
Jumbo SA (a)	26,536	347,572
Motor Oil (HELLAS) Corinth Refineries SA	56,500	645,141
Sarantis SA	37,800	377,304

TOTAL GREECE		1,537,916

Hungary - 2.3%
OTP Bank PLC	77,900	2,063,000
Israel - 0.6%
Elbit Systems Ltd. (Israel)	5,300	530,220
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	53,700	360,864
Kenya - 1.2%
British American Tobacco Kenya Ltd.	31,700	266,468
Kcb Group Ltd.	1,019,000	418,698
Safaricom Ltd.	2,627,844	444,912

TOTAL KENYA		1,130,078

Lithuania - 0.6%
Apranga AB (a)	174,566	521,705
Malta - 0.6%
Brait SA	52,700	589,260
Netherlands - 0.3%
AmRest Holdings NV (a)	4,600	269,351
Nigeria - 0.5%
Zenith Bank PLC	6,802,168	434,130
Pakistan - 0.8%
Millat Tractors Ltd.	77,000	382,410
United Bank Ltd.	246,500	385,622

TOTAL PAKISTAN		768,032

Poland - 2.2%
Bank Polska Kasa Opieki SA	21,700	882,622
Kruk SA	8,900	444,190
NG2 SA	7,600	338,490
Orbis SA	24,200	385,481

TOTAL POLAND		2,050,783

Qatar - 2.0%
Al Meera Consumer Goods Co. (a)	6,671	379,744
Qatar National Bank SAQ	36,695	1,451,710

TOTAL QATAR		1,831,454

Romania - 3.4%
Banca Transilvania SA	2,204,397	1,512,794
BRD-Groupe Societe Generale	504,371	1,189,864
Fondul Propietatea SA GDR	40,900	396,730

TOTAL ROMANIA		3,099,388

Russia - 20.2%
Gazprom OAO (a)	2,001,228	5,213,998
Lukoil PJSC (a)	14,000	594,820
Lukoil PJSC sponsored ADR	84,095	3,564,367
Magnit OJSC (a)	8,679	1,206,196
Megafon OJSC GDR	68,800	791,200
Moscow Exchange MICEX-RTS OAO (a)	718,000	1,132,328
NOVATEK OAO (a)	141,500	1,338,704
Sberbank of Russia (a)	2,428,010	4,635,375

TOTAL RUSSIA		18,476,988

Slovenia - 0.4%
Krka dd Novo mesto	5,625	390,448
South Africa - 41.5%
African Rainbow Minerals Ltd.	127,000	1,000,102
AngloGold Ashanti Ltd. (a)	125,100	2,033,663
Aveng Ltd. (a)	970,000	316,173
Barloworld Ltd.	123,800	715,914
Cashbuild Ltd.	15,200	370,560
City Lodge Hotels Ltd.	33,000	355,958
Clicks Group Ltd.	156,919	1,146,089
DRDGOLD Ltd. (b)	3,753,637	2,067,187
Exxaro Resources Ltd.	41,000	258,496
FirstRand Ltd.	720,100	2,314,296
Holdsport Ltd.	168,800	723,331
Hulamin Ltd.	1,042,200	420,973
Imperial Holdings Ltd.	84,100	880,450
KAP Industrial Holdings Ltd.	1,150,500	509,169
Life Healthcare Group Holdings Ltd.	246,100	646,401
Mr Price Group Ltd.	66,000	838,396
MTN Group Ltd.	97,550	1,021,203
Murray & Roberts Holdings Ltd.	421,100	436,327
Nampak Ltd.	868,800	1,486,730
Naspers Ltd. Class N	40,400	5,543,287
Northam Platinum Ltd. (a)	360,100	1,227,126
Pioneer Foods Ltd.	110,800	1,294,317
PSG Konsult Ltd.	644,336	338,570
Remgro Ltd.	135,500	2,432,960
RMB Holdings Ltd.	183,300	747,995
Sasol Ltd.	48,100	1,573,359
Shoprite Holdings Ltd.	141,400	1,700,843
Spar Group Ltd.	117,000	1,748,599
Standard Bank Group Ltd.	137,363	1,232,434
Steinhoff International Holdings NV (South Africa)	396,000	2,474,713
Super Group Ltd. (a)	80,000	231,201

TOTAL SOUTH AFRICA		38,086,822

Turkey - 4.1%
Aselsan A/S	205,000	1,462,402
Koc Holding A/S	210,850	1,102,479
Turk Tuborg Bira ve Malt Sanayii A/S (a)	110,000	249,643
Turkiye Garanti Bankasi A/S	313,000	963,482

TOTAL TURKEY		3,778,006

United Arab Emirates - 3.8%
Agthia Group PJSC	106,093	225,306
Aldar Properties PJSC (a)	888,885	658,272
Dubai Islamic Bank Pakistan Ltd. (a)	466,870	744,877
Emaar Malls Group PJSC (a)	757,587	598,166
First Gulf Bank PJSC	314,358	1,108,371
SHUAA Capital PSC (a)	983,913	184,840

TOTAL UNITED ARAB EMIRATES		3,519,832

United Kingdom - 3.2%
Bupa Arabia ELS (HSBC Warrant Program) warrants 10/10/16 (a)(c)	7,300	248,728
Georgia Healthcare Group PLC (a)	129,000	365,667
Mediclinic International PLC	20,000	264,063
NMC Health PLC	24,500	374,807
Samba Financial Group ELS (HSBC Bank Warrant Program) warrants 6/29/17 (c)	28,900	176,778
Saudi Dairy & Foodstuff Co. ELS (HSBC Warrant Program) warrants 6/4/18 (c)	14,000	511,433
Savola Group ELS (HSBC Warrant Program) warrants 2/6/17 (a)(c)	52,800	563,303
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	33,634	395,599

TOTAL UNITED KINGDOM		2,900,378

TOTAL COMMON STOCKS
(Cost $75,616,322)		87,426,914

Nonconvertible Preferred Stocks - 3.5%
Russia - 3.5%
Surgutneftegas OJSC (a)	2,892,500	1,875,246
Tatneft PAO (a)	449,400	1,332,121

TOTAL RUSSIA

(Cost $2,981,109)		3,207,367

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.38% (d)
(Cost $2,127,277)	2,127,277	2,127,277
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $80,724,708)		92,761,558
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,082,693)
NET ASSETS - 100%		$91,678,865

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,895,841 or 2.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,883
Total	$2,883

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,538,892	$13,191,320	$347,572	$--
Consumer Staples	10,049,512	9,672,208	377,304	--
Energy	16,757,116	7,449,372	9,307,744	--
Financials	30,166,366	22,671,668	7,494,698	--
Health Care	2,041,386	2,041,386	--	--
Industrials	6,551,783	6,383,884	167,899	--
Materials	9,271,911	5,171,061	4,100,850	--
Telecommunication Services	2,257,315	1,236,112	1,021,203	--
Money Market Funds	2,127,277	2,127,277	--	--
Total Investments in Securities:	$92,761,558	$69,944,288	$22,817,270	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$562,303
Level 2 to Level 1	$852,918

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $78,597,431)	$90,634,281
Fidelity Central Funds (cost $2,127,277)	2,127,277
Total Investments (cost $80,724,708)		$92,761,558
Foreign currency held at value (cost $46,482)		46,429
Receivable for investments sold		455,216
Receivable for fund shares sold		264,048
Dividends receivable		221,843
Distributions receivable from Fidelity Central Funds		626
Prepaid expenses		95
Receivable from investment adviser for expense reductions		45,602
Other receivables		210
Total assets		93,795,627
Liabilities
Payable for investments purchased
Regular delivery	$1,524,245
Delayed delivery	3,365
Payable for fund shares redeemed	435,523
Accrued management fee	56,299
Distribution and service plan fees payable	6,476
Other affiliated payables	22,131
Other payables and accrued expenses	68,723
Total liabilities		2,116,762
Net Assets		$91,678,865
Net Assets consist of:
Paid in capital		$102,235,302
Undistributed net investment income		334,366
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,927,761)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,036,958
Net Assets		$91,678,865
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,977,139 ÷ 764,856 shares)		$7.81
Maximum offering price per share (100/94.25 of $7.81)		$8.29
Class T:
Net Asset Value and redemption price per share ($2,392,054 ÷ 306,697 shares)		$7.80
Maximum offering price per share (100/96.50 of $7.80)		$8.08
Class B:
Net Asset Value and offering price per share ($158,461 ÷ 20,034 shares)(a)		$7.91
Class C:
Net Asset Value and offering price per share ($6,618,271 ÷ 850,603 shares)(a)		$7.78
Emerging Europe, Middle East, Africa (EMEA):
Net Asset Value, offering price and redemption price per share ($73,827,085 ÷ 9,442,476 shares)		$7.82
Class I:
Net Asset Value, offering price and redemption price per share ($2,705,855 ÷ 346,629 shares)		$7.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$1,095,508
Income from Fidelity Central Funds		2,883
Income before foreign taxes withheld		1,098,391
Less foreign taxes withheld		(120,769)
Total income		977,622
Expenses
Management fee	$299,845
Transfer agent fees	109,763
Distribution and service plan fees	30,964
Accounting fees and expenses	19,434
Custodian fees and expenses	55,931
Independent trustees' compensation	164
Registration fees	71,693
Audit	34,063
Legal	110
Miscellaneous	261
Total expenses before reductions	622,228
Expense reductions	(66,024)	556,204
Net investment income (loss)		421,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,108,175)
Foreign currency transactions	1,917
Total net realized gain (loss)		(5,106,258)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $12,949)	9,176,617
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation (depreciation)		9,176,612
Net gain (loss)		4,070,354
Net increase (decrease) in net assets resulting from operations		$4,491,772

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$421,418	$1,633,113
Net realized gain (loss)	(5,106,258)	(10,780,681)
Change in net unrealized appreciation (depreciation)	9,176,612	(7,778,956)
Net increase (decrease) in net assets resulting from operations	4,491,772	(16,926,524)
Distributions to shareholders from net investment income	(1,323,710)	(2,091,570)
Distributions to shareholders from net realized gain	–	(504,771)
Total distributions	(1,323,710)	(2,596,341)
Share transactions - net increase (decrease)	5,429,758	(17,106,646)
Redemption fees	5,610	15,219
Total increase (decrease) in net assets	8,603,430	(36,614,292)
Net Assets
Beginning of period	83,075,435	119,689,727
End of period (including undistributed net investment income of $334,366 and undistributed net investment income of $1,236,658, respectively)	$91,678,865	$83,075,435

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.49	$9.04	$9.49	$8.71	$8.34	$8.97
Income from Investment Operations
Net investment income (loss)A	.03	.12	.13	.16	.18	.16B
Net realized and unrealized gain (loss)	.40	(1.50)	(.46)	.85	.34	(.70)
Total from investment operations	.43	(1.38)	(.33)	1.01	.52	(.54)
Distributions from net investment income	(.11)	(.14)	(.12)	(.15)	(.15)	(.08)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.11)	(.17)C	(.12)	(.23)D	(.15)	(.10)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$7.81	$7.49	$9.04	$9.49	$8.71	$8.34
Total ReturnF,G,H	5.88%	(15.42)%	(3.48)%	11.75%	6.38%	(6.05)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.82%K	1.61%	1.60%	1.64%	1.62%	1.60%
Expenses net of fee waivers, if any	1.65%K	1.61%	1.60%	1.63%	1.62%	1.56%
Expenses net of all reductions	1.65%K	1.60%	1.60%	1.62%	1.60%	1.51%
Net investment income (loss)	.95%K	1.51%	1.45%	1.82%	2.09%	1.70%B
Supplemental Data
Net assets, end of period (000 omitted)	$5,977	$5,788	$7,889	$10,883	$8,934	$10,260
Portfolio turnover rateL	51%K	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.039 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.44	$9.01	$9.46	$8.68	$8.31	$8.96
Income from Investment Operations
Net investment income (loss)A	.02	.10	.11	.14	.15	.13B
Net realized and unrealized gain (loss)	.41	(1.51)	(.46)	.84	.35	(.71)
Total from investment operations	.43	(1.41)	(.35)	.98	.50	(.58)
Distributions from net investment income	(.07)	(.13)	(.10)	(.12)	(.13)	(.07)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.07)	(.16)C	(.10)	(.20)D	(.13)	(.08)E
Redemption fees added to paid in capitalA	–F	–F	–F	–F	–F	.01
Net asset value, end of period	$7.80	$7.44	$9.01	$9.46	$8.68	$8.31
Total ReturnG,H,I	5.91%	(15.80)%	(3.67)%	11.42%	6.14%	(6.42)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.12%L	1.92%	1.92%	1.93%	1.89%	1.87%
Expenses net of fee waivers, if any	1.90%L	1.90%	1.90%	1.90%	1.89%	1.84%
Expenses net of all reductions	1.89%L	1.89%	1.90%	1.88%	1.86%	1.78%
Net investment income (loss)	.71%L	1.22%	1.15%	1.55%	1.82%	1.42%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,392	$2,003	$2,465	$3,465	$3,336	$3,502
Portfolio turnover rateM	51%L	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.039 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

 E Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.50	$9.05	$9.50	$8.69	$8.29	$8.93
Income from Investment Operations
Net investment income (loss)A	.01	.06	.06	.09	.11	.09B
Net realized and unrealized gain (loss)	.41	(1.51)	(.46)	.85	.35	(.71)
Total from investment operations	.42	(1.45)	(.40)	.94	.46	(.62)
Distributions from net investment income	(.01)	(.06)	(.05)	(.06)	(.06)	(.02)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.01)
Total distributions	(.01)	(.10)	(.05)	(.13)	(.06)	(.03)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$7.91	$7.50	$9.05	$9.50	$8.69	$8.29
Total ReturnD,E,F	5.60%	(16.16)%	(4.23)%	10.94%	5.56%	(6.85)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.57%I	2.41%	2.40%	2.42%	2.38%	2.37%
Expenses net of fee waivers, if any	2.40%I	2.40%	2.40%	2.40%	2.38%	2.33%
Expenses net of all reductions	2.40%I	2.39%	2.40%	2.38%	2.35%	2.27%
Net investment income (loss)	.20%I	.72%	.65%	1.05%	1.33%	.93%B
Supplemental Data
Net assets, end of period (000 omitted)	$158	$181	$294	$388	$441	$539
Portfolio turnover rateJ	51%I	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.39	$8.93	$9.39	$8.62	$8.24	$8.90
Income from Investment Operations
Net investment income (loss)A	.01	.06	.06	.09	.11	.08B
Net realized and unrealized gain (loss)	.40	(1.48)	(.46)	.83	.35	(.69)
Total from investment operations	.41	(1.42)	(.40)	.92	.46	(.61)
Distributions from net investment income	(.02)	(.08)	(.06)	(.08)	(.08)	(.05)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.02)	(.12)	(.06)	(.15)	(.08)	(.06)C
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$7.78	$7.39	$8.93	$9.39	$8.62	$8.24
Total ReturnE,F,G	5.54%	(16.08)%	(4.24)%	10.83%	5.68%	(6.79)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.61%J	2.41%	2.40%	2.42%	2.37%	2.36%
Expenses net of fee waivers, if any	2.40%J	2.40%	2.40%	2.40%	2.37%	2.33%
Expenses net of all reductions	2.40%J	2.39%	2.40%	2.38%	2.35%	2.27%
Net investment income (loss)	.20%J	.72%	.65%	1.05%	1.34%	.93%B
Supplemental Data
Net assets, end of period (000 omitted)	$6,618	$4,104	$6,662	$6,782	$7,770	$6,650
Portfolio turnover rateK	51%J	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

 C Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.50	$9.08	$9.52	$8.75	$8.37	$9.00
Income from Investment Operations
Net investment income (loss)A	.04	.14	.16	.18	.20	.18B
Net realized and unrealized gain (loss)	.41	(1.51)	(.47)	.84	.35	(.71)
Total from investment operations	.45	(1.37)	(.31)	1.02	.55	(.53)
Distributions from net investment income	(.13)	(.17)	(.13)	(.18)	(.17)	(.09)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.13)	(.21)	(.13)	(.25)	(.17)	(.11)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$7.82	$7.50	$9.08	$9.52	$8.75	$8.37
Total ReturnD,E	6.19%	(15.33)%	(3.21)%	11.90%	6.81%	(5.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.39%	1.37%	1.40%	1.37%	1.35%
Expenses net of fee waivers, if any	1.40%H	1.38%	1.37%	1.40%	1.37%	1.31%
Expenses net of all reductions	1.40%H	1.38%	1.37%	1.38%	1.34%	1.25%
Net investment income (loss)	1.20%H	1.74%	1.68%	2.05%	2.34%	1.95%B
Supplemental Data
Net assets, end of period (000 omitted)	$73,827	$67,521	$96,784	$110,265	$111,441	$114,117
Portfolio turnover rateI	51%H	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.51%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.50	$9.08	$9.52	$8.75	$8.37	$9.00
Income from Investment Operations
Net investment income (loss)A	.04	.15	.16	.19	.21	.19B
Net realized and unrealized gain (loss)	.41	(1.51)	(.46)	.84	.35	(.72)
Total from investment operations	.45	(1.36)	(.30)	1.03	.56	(.53)
Distributions from net investment income	(.14)	(.18)	(.14)	(.19)	(.18)	(.09)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.14)	(.22)	(.14)	(.26)	(.18)	(.11)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$7.81	$7.50	$9.08	$9.52	$8.75	$8.37
Total ReturnD,E	6.21%	(15.23)%	(3.09)%	12.05%	6.93%	(5.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.25%	1.26%	1.30%	1.28%	1.26%
Expenses net of fee waivers, if any	1.40%H	1.25%	1.26%	1.30%	1.28%	1.24%
Expenses net of all reductions	1.40%H	1.24%	1.26%	1.28%	1.25%	1.19%
Net investment income (loss)	1.20%H	1.88%	1.79%	2.15%	2.43%	2.02%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,706	$3,478	$5,596	$10,231	$8,586	$7,633
Portfolio turnover rateI	51%H	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,887,440
Gross unrealized depreciation	(5,733,815)
Net unrealized appreciation (depreciation) on securities	$11,153,625
Tax cost	$81,607,933

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,624,705)
No expiration
Short-term	(3,290,678)
Long-term	(11,971,717)
Total no expiration	(15,262,395)
Total capital loss carryforward	$(16,887,100)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,842,835 and $19,602,882, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$6,328	$–
Class T	.25%	.25%	4,536	4
Class B	.75%	.25%	717	538
Class C	.75%	.25%	19,383	2,551
			$30,964	$3,093

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,197
Class T	532
Class B(a)	–
Class C(a)	61
$1,790

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$7,504.30
Class T	3,080.34
Class B	224.31
Class C	5,632.29
Emerging Europe, Middle East, Africa (EMEA)	91,056.30
Class I	2,267.16
	$109,763

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$4,376
Class T	1.90%	2,026
Class B	2.40%	121
Class C	2.40%	4,082
Emerging Europe, Middle East, Africa (EMEA)	1.40%	54,428
Class I	1.40%	379
		$65,412

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $345 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $267.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$80,414	$113,464
Class T	18,230	35,916
Class B	201	1,835
Class C	9,270	58,320
Emerging Europe, Middle East, Africa (EMEA)	1,152,813	1,776,301
Class I	62,782	105,734
Total	$1,323,710	$2,091,570
From net realized gain
Class A	$–	$32,778
Class T	–	11,206
Class B	–	1,213
Class C	–	29,160
Emerging Europe, Middle East, Africa (EMEA)	–	407,505
Class I	–	22,909
Total	$–	$504,771

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	125,223	200,433	$908,033	$1,636,757
Reinvestment of distributions	10,903	16,251	75,669	135,531
Shares redeemed	(144,519)	(315,855)	(980,924)	(2,546,115)
Net increase (decrease)	(8,393)	(99,171)	$2,778	$(773,827)
Class T
Shares sold	73,842	86,058	$536,114	$721,254
Reinvestment of distributions	2,627	5,631	18,230	46,793
Shares redeemed	(38,900)	(96,309)	(273,521)	(767,911)
Net increase (decrease)	37,569	(4,620)	$280,823	$136
Class B
Shares sold	6,222	3,390	$48,684	$28,032
Reinvestment of distributions	29	349	201	2,936
Shares redeemed	(10,329)	(12,164)	(74,883)	(100,803)
Net increase (decrease)	(4,078)	(8,425)	$(25,998)	$(69,835)
Class C
Shares sold	378,690	210,315	$2,804,059	$1,702,630
Reinvestment of distributions	776	8,117	5,381	67,210
Shares redeemed	(84,612)	(408,507)	(573,923)	(3,365,409)
Net increase (decrease)	294,854	(190,075)	$2,235,517	$(1,595,569)
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	1,501,834	1,440,703	$10,868,652	$11,732,025
Reinvestment of distributions	155,366	247,446	1,078,225	2,063,699
Shares redeemed	(1,214,338)	(3,348,545)	(8,241,773)	(27,229,428)
Net increase (decrease)	442,862	(1,660,396)	$3,705,104	$(13,433,704)
Class I
Shares sold	44,669	131,915	$316,782	$1,069,757
Reinvestment of distributions	7,594	12,912	52,629	107,558
Shares redeemed	(169,187)	(297,795)	(1,137,877)	(2,411,162)
Net increase (decrease)	(116,924)	(152,968)	$(768,466)	$(1,233,847)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.65%
Actual		$1,000.00	$1,058.80	$8.45
Hypothetical-C		$1,000.00	$1,016.66	$8.27
Class T	1.90%
Actual		$1,000.00	$1,059.10	$9.73
Hypothetical-C		$1,000.00	$1,015.42	$9.52
Class B	2.40%
Actual		$1,000.00	$1,056.00	$12.27
Hypothetical-C		$1,000.00	$1,012.93	$12.01
Class C	2.40%
Actual		$1,000.00	$1,055.40	$12.27
Hypothetical-C		$1,000.00	$1,012.93	$12.01
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$1,000.00	$1,061.90	$7.18
Hypothetical-C		$1,000.00	$1,017.90	$7.02
Class I	1.40%
Actual		$1,000.00	$1,062.10	$7.18
Hypothetical-C		$1,000.00	$1,017.90	$7.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AEME-SANN-0616
1.861993.107

Fidelity Advisor® Emerging Markets Discovery Fund - Class A, Class T and Class C Semi-Annual Report April 30, 2016 Class A, Class T and Class C are classes of Fidelity® Emerging Markets Discovery Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Hyundai Glovis Co. Ltd. (Korea (South), Air Freight & Logistics)	1.5	1.0
58.com, Inc. ADR (Cayman Islands, Internet Software & Services)	1.4	1.1
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.3	2.4
Yandex NV (Netherlands, Internet Software & Services)	1.3	0.0
Advantech Co. Ltd. (Taiwan, Technology Hardware, Storage & Peripherals)	1.3	1.4
	6.8

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	18.1
Information Technology	17.5	15.4
Consumer Discretionary	15.5	14.6
Industrials	14.2	17.0
Materials	9.9	10.2

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	13.2	13.0
Korea (South)	12.0	13.3
Cayman Islands	10.1	11.4
Taiwan	9.8	9.6
Brazil	7.4	4.1

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

As of October 31, 2015
Stocks	97.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Argentina - 0.5%
Inversiones y Representaciones SA ADR (a)	22,300	$330,709
Bangladesh - 0.4%
BRAC Bank Ltd.	449,466	237,421
Bermuda - 1.9%
Digital China Holdings Ltd. (H Shares)	154,000	106,319
PAX Global Technology Ltd.	390,000	335,876
Shangri-La Asia Ltd.	676,000	825,832

TOTAL BERMUDA		1,268,027

Brazil - 5.7%
AES Tiete Energia SA unit	53,700	220,468
BR Properties SA	81,400	243,070
Cosan SA Industria e Comercio	32,760	303,287
Direcional Engenharia SA	219,000	391,612
Fibria Celulose SA	33,700	297,683
FPC Par Corretora de Seguros	132,000	443,294
Mills Estruturas e Servicos de Engenharia SA	26,400	32,316
Minerva SA (b)	127,100	390,622
QGEP Participacoes SA	298,500	354,112
Smiles SA	56,000	649,677
Tegma Gestao Logistica SA	269,600	449,954

TOTAL BRAZIL		3,776,095

British Virgin Islands - 0.3%
Dolphin Capital Investors Ltd. (b)	1,423,300	168,972
Canada - 1.5%
Pan American Silver Corp.	30,600	479,502
Torex Gold Resources, Inc. (b)	306,500	544,748

TOTAL CANADA		1,024,250

Cayman Islands - 10.1%
51job, Inc. sponsored ADR (b)	12,100	360,580
58.com, Inc. ADR (b)	16,400	896,260
Casetek Holdings	48,000	216,203
China State Construction International Holdings Ltd.	334,000	520,273
GCL-Poly Energy Holdings Ltd.	1,040,000	154,985
Goodbaby International Holdings Ltd. (b)	506,000	283,408
Haitian International Holdings Ltd.	313,000	534,029
Ju Teng International Holdings Ltd.	416,000	186,736
Kingboard Laminates Holdings Ltd.	578,500	295,747
Kingsoft Corp. Ltd.	77,000	176,792
Lee's Pharmaceutical Holdings Ltd.	366,000	296,145
Pico Far East Holdings Ltd.	2,320,000	628,995
Semiconductor Manufacturing International Corp. (b)	2,077,000	170,746
SITC International Holdings Co. Ltd.	928,000	501,557
Sunny Optical Technology Group Co. Ltd.	109,000	336,184
TPK Holding Co. Ltd.	30,000	62,966
Uni-President China Holdings Ltd.	871,000	811,135
Yirendai Ltd. sponsored ADR (a)	21,100	260,374

TOTAL CAYMAN ISLANDS		6,693,115

Chile - 4.1%
Compania Cervecerias Unidas SA sponsored ADR (a)	22,800	511,176
CorpBanca SA	40,999,981	373,153
Empresas CMPC SA	219,687	496,783
Inversiones La Construccion SA	34,117	402,273
Quinenco SA	143,799	282,951
Vina Concha y Toro SA	372,483	624,286

TOTAL CHILE		2,690,622

China - 5.5%
BBMG Corp. (H Shares)	775,000	566,392
China Longyuan Power Grid Corp. Ltd. (H Shares)	331,200	229,140
Huangshan Tourism Development Co. Ltd.	343,100	719,824
Qingdao Haier Co. Ltd.	547,886	704,951
Tong Ren Tang Technologies Co. Ltd. (H Shares)	448,000	701,820
Zhengzhou Yutong Bus Co. Ltd.	127,619	404,301
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	57,000	324,315

TOTAL CHINA		3,650,743

Colombia - 0.3%
Organizacion Terpel SA	59,128	205,486
Cyprus - 0.7%
Global Ports Investment PLC GDR (Reg. S) (b)	136,700	452,477
Egypt - 0.3%
Citadel Capital Corp. (b)	1,032,100	172,018
Georgia - 0.1%
TBC Bank JSC unit	8,575	90,038
Greece - 0.7%
Titan Cement Co. SA (Reg.)	18,800	428,859
Hong Kong - 2.8%
BYD Electronic International Co. Ltd. (b)	146,000	83,613
China Resources Beer Holdings Co. Ltd.	226,000	496,615
Far East Horizon Ltd.	532,584	422,753
Techtronic Industries Co. Ltd.	231,500	867,817

TOTAL HONG KONG		1,870,798

India - 13.2%
Adani Ports & Special Economic Zone	133,403	478,379
Alembic Pharmaceuticals Ltd. (b)	77,612	703,965
Arvind Mills Ltd. (b)	78,092	326,062
Dr Lal Pathlabs Ltd.	21,735	322,333
Edelweiss Financial Services Ltd.	431,938	377,476
Exide Industries Ltd. (b)	166,764	369,677
Grasim Industries Ltd.	10,589	683,203
IDFC Ltd.	317,213	232,070
Iifl Holdings Ltd. (b)	115,270	378,215
Indraprastha Gas Ltd. (b)	50,968	439,891
JK Cement Ltd.	33,493	299,128
LIC Housing Finance Ltd. (b)	47,601	331,288
Mahindra Lifespace Developers Ltd. (b)	43,426	283,599
Manappuram General Finance & Leasing Ltd.	732,000	441,346
Marksans Pharma Ltd.	462,523	319,255
Mphasis BFL Ltd.	49,287	363,018
Power Grid Corp. of India Ltd.	368,175	794,820
Redington India Ltd. (b)	97,326	159,120
Solar Industries India Ltd. (b)	5,528	282,390
The Jammu & Kashmir Bank Ltd.	200,767	207,642
Torrent Pharmaceuticals Ltd.	30,108	648,275
VST Industries Ltd. (b)	12,492	307,234

TOTAL INDIA		8,748,386

Indonesia - 1.8%
Link Net Tbk PT	1,434,800	458,575
PT Bank Danamon Indonesia Tbk Series A	820,800	204,764
PT Media Nusantara Citra Tbk	442,100	78,779
PT Panin Life Tbk (b)	30,841,700	423,290

TOTAL INDONESIA		1,165,408

Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	155,760	332,242
Korea (South) - 11.4%
AMOREPACIFIC Group, Inc.	2,952	432,877
Binggrea Co. Ltd.	3,310	197,038
BS Financial Group, Inc.	40,160	325,648
Com2uS Corp.	2,269	256,276
Daou Technology, Inc.	10,330	210,987
Devsisters Co. Ltd. (b)	6,881	145,647
DGB Financial Group Co. Ltd.	38,521	308,323
E-Mart Co. Ltd.	2,431	389,367
Fila Korea Ltd.	7,708	699,703
Hanon Systems	47,137	423,777
Hyundai Glovis Co. Ltd.	5,806	962,872
Hyundai HCN	81,610	263,563
Hyundai Industrial Development & Construction Co.	7,283	321,026
Hyundai Wia Corp.	4,509	380,186
Koh Young Technology, Inc.	5,832	213,799
Korea Express Co. Ltd. (b)	2,438	413,897
Korean Reinsurance Co.	22,174	257,415
Medy-Tox, Inc.	1,829	675,294
NCSOFT Corp.	1,959	391,569
Nice Information & Telecom, Inc.	2,998	89,102
Silicon Works Co. Ltd.	7,345	204,513

TOTAL KOREA (SOUTH)		7,562,879

Malaysia - 1.3%
Inari Amertron Bhd	266,000	185,890
Top Glove Corp. Bhd	532,500	676,104

TOTAL MALAYSIA		861,994

Mexico - 6.7%
Fibra Uno Administracion SA de CV	223,100	531,146
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	45,300	426,811
Grupo Comercial Chedraui S.A.B. de CV (a)	171,700	486,618
Grupo GICSA SA de CV (b)	256,832	201,827
Industrias Penoles SA de CV	36,820	575,585
Macquarie Mexican (REIT)	522,872	719,666
Megacable Holdings S.A.B. de CV unit	74,500	344,036
Qualitas Controladora S.A.B. de CV	293,900	394,950
Tenedora Nemak SA de CV	200,800	288,047
Terrafina (a)	260,200	480,635

TOTAL MEXICO		4,449,321

Netherlands - 1.3%
Yandex NV (b)	41,700	853,599
Pakistan - 0.5%
Habib Bank Ltd.	172,400	310,812
Panama - 0.8%
Copa Holdings SA Class A	7,800	497,250
Philippines - 0.6%
Alliance Global Group, Inc.	1,264,500	389,821
Poland - 1.6%
Asseco Poland SA	20,300	307,934
Inter Cars SA	8,764	546,236
Prime Car Management SA	19,300	195,177

TOTAL POLAND		1,049,347

Romania - 0.3%
Banca Transilvania SA	331,743	227,663
Russia - 0.9%
Inter Rao Ues JSC (b)	13,451,004	373,278
Sistema JSFC sponsored GDR	34,060	250,341

TOTAL RUSSIA		623,619

Singapore - 0.7%
First (REIT)	271,800	252,630
First Resources Ltd.	154,300	218,568

TOTAL SINGAPORE		471,198

South Africa - 2.4%
Alexander Forbes Group Holdings Ltd.	491,636	247,972
Imperial Holdings Ltd.	40,800	427,139
Northam Platinum Ltd. (b)(c)	122,600	417,789
Reunert Ltd.	97,700	490,997

TOTAL SOUTH AFRICA		1,583,897

Sri Lanka - 0.6%
Hatton National Bank PLC	278,137	393,671
Taiwan - 9.8%
ADLINK Technology, Inc.	96,087	198,105
Advantech Co. Ltd.	120,000	846,980
Chipbond Technology Corp.	118,000	157,075
Cleanaway Co. Ltd.	68,000	368,387
CTCI Corp.	335,000	436,082
Cub Elecparts, Inc.	44,892	543,379
Elite Semiconductor Memory Technology, Inc.	137,000	111,329
eMemory Technology, Inc.	22,000	241,092
Everlight Electronics Co. Ltd.	152,000	212,921
FLEXium Interconnect, Inc.	79,442	182,970
Forhouse Corp.	462,000	173,055
Hermes Microvision, Inc.	4,000	123,208
Inventec Corp.	418,000	276,268
Lite-On Technology Corp.	318,640	387,659
Powertech Technology, Inc.	175,000	354,301
Radiant Opto-Electronics Corp.	84,000	121,048
Sirtec International Co. Ltd.	168,000	202,309
St.Shine Optical Co. Ltd.	27,000	504,845
Synnex Technology International Corp.	264,000	261,932
Tong Hsing Electronics Industries Ltd.	103,000	295,579
Universal Cement Corp.	281,840	180,169
Vanguard International Semiconductor Corp.	190,000	290,855

TOTAL TAIWAN		6,469,548

Thailand - 2.4%
Delta Electronics PCL (For. Reg.)	110,600	228,041
PTT Global Chemical PCL (For. Reg.)	240,400	430,269
Star Petroleum Refining PCL	1,082,800	341,088
Thai Union Frozen Products PCL (For. Reg.)	1,043,200	618,392

TOTAL THAILAND		1,617,790

Turkey - 1.9%
Aksa Akrilik Kimya Sanayii	77,000	268,317
Aselsan A/S	74,000	527,891
Tupras Turkiye Petrol Rafinelleri A/S	16,576	437,505

TOTAL TURKEY		1,233,713

United Arab Emirates - 0.4%
National Bank of Ras Al-Khaimah PSC (b)	196,514	284,105
United Kingdom - 0.7%
Bgeo Group PLC	14,540	486,513
Vietnam - 0.5%
FTP Corp.	142,600	310,946
TOTAL COMMON STOCKS
(Cost $66,186,963)		62,983,352

Nonconvertible Preferred Stocks - 2.3%
Brazil - 1.7%
Banco ABC Brasil SA	72,600	250,145
Banco do Estado Rio Grande do Sul SA	152,500	377,342
Metalurgica Gerdau SA (PN)	635,900	538,044

TOTAL BRAZIL		1,165,531

Korea (South) - 0.6%
LG Chemical Ltd.	2,215	381,838
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,424,609)		1,547,369
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.3% 5/19/16 to 7/14/16 (Cost $79,972)	80,000	79,983
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.38% (d)	2,015,766	2,015,766
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	1,092,150	1,092,150
TOTAL MONEY MARKET FUNDS
(Cost $3,107,916)		3,107,916
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $70,799,460)		67,718,620
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(1,542,085)
NET ASSETS - 100%		$66,176,535

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,946
Fidelity Securities Lending Cash Central Fund	5,223
Total	$9,169

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$10,236,503	$7,630,451	$2,606,052	$--
Consumer Staples	5,483,928	4,176,178	1,307,750	--
Energy	1,435,992	1,435,992	--	--
Financials	11,813,854	11,159,031	654,823	--
Health Care	4,848,036	3,850,071	997,965	--
Industrials	9,371,343	7,491,169	1,880,174	--
Information Technology	11,639,928	9,792,930	1,846,998	--
Materials	6,602,382	4,923,928	1,678,454	--
Telecommunication Services	1,041,158	1,041,158	--	--
Utilities	2,057,597	1,828,457	229,140	--
Government Obligations	79,983	--	79,983	--
Money Market Funds	3,107,916	3,107,916	--	--
Total Investments in Securities:	$67,718,620	$56,437,281	$11,281,339	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$513,350
Level 2 to Level 1	$11,800,840

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$792,670
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(792,670)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructuring or corporate actions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,056,713) — See accompanying schedule: Unaffiliated issuers (cost $67,691,544)	$64,610,704
Fidelity Central Funds (cost $3,107,916)	3,107,916
Total Investments (cost $70,799,460)		$67,718,620
Foreign currency held at value (cost $67,248)		67,236
Receivable for investments sold		2,293,237
Receivable for fund shares sold		90,727
Dividends receivable		92,213
Distributions receivable from Fidelity Central Funds		1,961
Prepaid expenses		66
Other receivables		16,941
Total assets		70,281,001
Liabilities
Payable to custodian bank	$1,802,368
Payable for investments purchased
Regular delivery	756,311
Delayed delivery	35,139
Payable for fund shares redeemed	265,965
Accrued management fee	58,418
Distribution and service plan fees payable	3,166
Other affiliated payables	15,898
Other payables and accrued expenses	75,051
Collateral on securities loaned, at value	1,092,150
Total liabilities		4,104,466
Net Assets		$66,176,535
Net Assets consist of:
Paid in capital		$74,137,370
Undistributed net investment income		115,022
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,977,675)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,098,182)
Net Assets		$66,176,535
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,358,567 ÷ 394,003 shares)		$11.06
Maximum offering price per share (100/94.25 of $11.06)		$11.73
Class T:
Net Asset Value and redemption price per share ($2,107,239 ÷ 191,242 shares)		$11.02
Maximum offering price per share (100/96.50 of $11.02)		$11.42
Class C:
Net Asset Value and offering price per share ($1,721,722 ÷ 158,821 shares)(a)		$10.84
Emerging Markets Discovery:
Net Asset Value, offering price and redemption price per share ($56,615,815 ÷ 5,096,251 shares)		$11.11
Class I:
Net Asset Value, offering price and redemption price per share ($1,373,192 ÷ 123,266 shares)		$11.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$711,619
Interest		57
Income from Fidelity Central Funds		9,169
Income before foreign taxes withheld		720,845
Less foreign taxes withheld		(45,068)
Total income		675,777
Expenses
Management fee	$273,908
Transfer agent fees	79,317
Distribution and service plan fees	18,188
Accounting and security lending fees	16,831
Custodian fees and expenses	80,413
Independent trustees' compensation	143
Registration fees	29,054
Audit	53,294
Legal	94
Miscellaneous	236
Total expenses before reductions	551,478
Expense reductions	(67,843)	483,635
Net investment income (loss)		192,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,937,454)
Foreign currency transactions	260
Futures contracts	172,417
Total net realized gain (loss)		(2,764,777)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $8,025)	3,777,452
Assets and liabilities in foreign currencies	10,070
Total change in net unrealized appreciation (depreciation)		3,787,522
Net gain (loss)		1,022,745
Net increase (decrease) in net assets resulting from operations		$1,214,887

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$192,142	$749,160
Net realized gain (loss)	(2,764,777)	(1,932,100)
Change in net unrealized appreciation (depreciation)	3,787,522	(8,002,533)
Net increase (decrease) in net assets resulting from operations	1,214,887	(9,185,473)
Distributions to shareholders from net investment income	(490,717)	–
Share transactions - net increase (decrease)	(5,938,352)	(6,487,831)
Redemption fees	30,593	32,392
Total increase (decrease) in net assets	(5,183,589)	(15,640,912)
Net Assets
Beginning of period	71,360,124	87,001,036
End of period (including undistributed net investment income of $115,022 and undistributed net investment income of $413,597, respectively)	$66,176,535	$71,360,124

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$12.17	$12.49	$11.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.09C	.04	.08	.12
Net realized and unrealized gain (loss)	.17	(1.34)	(.01)	.75	1.76
Total from investment operations	.19	(1.25)	.03	.83	1.88
Distributions from net investment income	(.05)	–	(.06)	(.04)	(.01)
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.05)	–	(.36)	(.25)D	(.01)
Redemption fees added to paid in capitalB	–E	–E	.01	.02	.02
Net asset value, end of period	$11.06	$10.92	$12.17	$12.49	$11.89
Total ReturnF,G,H	1.79%	(10.27)%	.31%	7.20%	19.00%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.97%K	1.88%	1.82%	1.87%	3.49%
Expenses net of fee waivers, if any	1.70%K	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.69%K	1.69%	1.70%	1.64%	1.64%
Net investment income (loss)	.40%K	.76%C	.29%	.62%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$4,359	$4,660	$4,362	$5,065	$1,671
Portfolio turnover rateL	63%K	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$12.13	$12.44	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.06C	–D	.05	.10
Net realized and unrealized gain (loss)	.17	(1.33)	–D	.74	1.75
Total from investment operations	.18	(1.27)	–D	.79	1.85
Distributions from net investment income	(.02)	–	(.02)	(.03)	–D
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.02)	–	(.32)	(.24)E	–D
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$11.02	$10.86	$12.13	$12.44	$11.87
Total ReturnF,G,H	1.69%	(10.47)%	.05%	6.87%	18.75%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.26%K	2.16%	2.10%	2.19%	3.77%
Expenses net of fee waivers, if any	1.95%K	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.94%K	1.94%	1.95%	1.89%	1.89%
Net investment income (loss)	.15%K	.51%C	.04%	.37%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$2,107	$2,015	$2,031	$1,914	$1,700
Portfolio turnover rateL	63%K	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$12.00	$12.35	$11.82	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	–C,D	(.06)	(.02)	.04
Net realized and unrealized gain (loss)	.17	(1.31)	–D	.74	1.76
Total from investment operations	.15	(1.31)	(.06)	.72	1.80
Distributions from net investment income	–	–	–	(.01)	–
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	–	–	(.30)	(.21)	–
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$10.84	$10.69	$12.00	$12.35	$11.82
Total ReturnE,F,G	1.40%	(10.92)%	(.42)%	6.32%	18.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.72%J	2.64%	2.58%	2.70%	4.32%
Expenses net of fee waivers, if any	2.45%J	2.45%	2.45%	2.45%	2.45%
Expenses net of all reductions	2.44%J	2.44%	2.45%	2.39%	2.39%
Net investment income (loss)	(.35)%J	.01%C	(.46)%	(.13)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,722	$1,675	$1,750	$2,082	$1,474
Portfolio turnover rateK	63%J	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.52) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$12.21	$12.52	$11.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12C	.07	.11	.15
Net realized and unrealized gain (loss)	.19	(1.35)	–D	.74	1.76
Total from investment operations	.22	(1.23)	.07	.85	1.91
Distributions from net investment income	(.09)	–	(.09)	(.07)	(.01)
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.09)	–	(.39)	(.27)	(.01)
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$11.11	$10.98	$12.21	$12.52	$11.92
Total ReturnE,F	1.99%	(10.07)%	.61%	7.37%	19.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.64%I	1.56%	1.48%	1.57%	3.02%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%I	1.44%	1.45%	1.39%	1.39%
Net investment income (loss)	.65%I	1.01%C	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$56,616	$61,601	$78,377	$96,731	$39,135
Portfolio turnover rateJ	63%I	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$12.25	$12.53	$11.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12C	.07	.11	.15
Net realized and unrealized gain (loss)	.18	(1.35)	–D	.75	1.76
Total from investment operations	.21	(1.23)	.07	.86	1.91
Distributions from net investment income	(.09)	–	(.06)	(.07)	(.01)
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.09)	–	(.36)	(.27)	(.01)
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$11.14	$11.02	$12.25	$12.53	$11.92
Total ReturnE,F	1.91%	(10.04)%	.61%	7.45%	19.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.61%I	1.54%	1.56%	1.60%	3.21%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%I	1.43%	1.45%	1.39%	1.39%
Net investment income (loss)	.65%I	1.01%C	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,373	$1,410	$481	$1,076	$1,825
Portfolio turnover rateJ	63%I	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,799,157
Gross unrealized depreciation	(9,248,368)
Net unrealized appreciation (depreciation) on securities	$(3,449,211)
Tax cost	$71,167,831

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,731,575)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $172,417 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,964,528 and $25,414,601, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,319	$166
Class T	.25%	.25%	4,870	17
Class C	.75%	.25%	7,999	2,824
			$18,188	$3,007

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,176
Class T	567
Class C(a)	89
$1,832

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,692.31
Class T	3,430.35
Class C	2,516.31
Emerging Markets Discovery	65,442.24
Class I	1,237.20
	$79,317

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $201 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,223. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$5,845
Class T	1.95%	2,989
Class C	2.45%	2,170
Emerging Markets Discovery	1.45%	53,138
Class I	1.45%	1,004
		$65,146

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,463 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $234.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$22,428	$–
Class T	4,316	–
Emerging Markets Discovery	453,104	–
Class I	10,869	–
Total	$490,717	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	55,629	161,641	$577,534	$1,908,467
Reinvestment of distributions	1,944	–	20,757	–
Shares redeemed	(90,322)	(93,262)	(940,546)	(1,088,220)
Net increase (decrease)	(32,749)	68,379	$(342,255)	$820,247
Class T
Shares sold	18,358	59,344	$188,721	$694,558
Reinvestment of distributions	389	–	4,146	–
Shares redeemed	(13,066)	(41,200)	(133,700)	(472,328)
Net increase (decrease)	5,681	18,144	$59,167	$222,230
Class C
Shares sold	17,201	68,780	$175,833	$796,943
Shares redeemed	(15,073)	(57,921)	(149,534)	(667,642)
Net increase (decrease)	2,128	10,859	$26,299	$129,301
Emerging Markets Discovery
Shares sold	828,955	2,311,392	$8,559,244	$27,313,497
Reinvestment of distributions	39,922	–	427,569	–
Shares redeemed	(1,380,942)	(3,121,418)	(14,622,762)	(36,074,220)
Net increase (decrease)	(512,065)	(810,026)	$(5,635,949)	$(8,760,723)
Class I
Shares sold	56,585	209,924	$587,375	$2,474,235
Reinvestment of distributions	981	–	10,531	–
Shares redeemed	(62,265)	(121,211)	(643,520)	(1,373,121)
Net increase (decrease)	(4,699)	88,713	$(45,614)	$1,101,114

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.70%
Actual		$1,000.00	$1,017.90	$8.53
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class T	1.95%
Actual		$1,000.00	$1,016.90	$9.78
Hypothetical-C		$1,000.00	$1,015.17	$9.77
Class C	2.45%
Actual		$1,000.00	$1,014.00	$12.27
Hypothetical-C		$1,000.00	$1,012.68	$12.26
Emerging Markets Discovery	1.45%
Actual		$1,000.00	$1,019.90	$7.28
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class I	1.45%
Actual		$1,000.00	$1,019.10	$7.28
Hypothetical-C		$1,000.00	$1,017.65	$7.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AEMD-SANN-0616
1.931253.104

Fidelity Advisor® Emerging Markets Discovery Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Emerging Markets Discovery Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Hyundai Glovis Co. Ltd. (Korea (South), Air Freight & Logistics)	1.5	1.0
58.com, Inc. ADR (Cayman Islands, Internet Software & Services)	1.4	1.1
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.3	2.4
Yandex NV (Netherlands, Internet Software & Services)	1.3	0.0
Advantech Co. Ltd. (Taiwan, Technology Hardware, Storage & Peripherals)	1.3	1.4
	6.8

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	18.1
Information Technology	17.5	15.4
Consumer Discretionary	15.5	14.6
Industrials	14.2	17.0
Materials	9.9	10.2

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	13.2	13.0
Korea (South)	12.0	13.3
Cayman Islands	10.1	11.4
Taiwan	9.8	9.6
Brazil	7.4	4.1

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

As of October 31, 2015
Stocks	97.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Argentina - 0.5%
Inversiones y Representaciones SA ADR (a)	22,300	$330,709
Bangladesh - 0.4%
BRAC Bank Ltd.	449,466	237,421
Bermuda - 1.9%
Digital China Holdings Ltd. (H Shares)	154,000	106,319
PAX Global Technology Ltd.	390,000	335,876
Shangri-La Asia Ltd.	676,000	825,832

TOTAL BERMUDA		1,268,027

Brazil - 5.7%
AES Tiete Energia SA unit	53,700	220,468
BR Properties SA	81,400	243,070
Cosan SA Industria e Comercio	32,760	303,287
Direcional Engenharia SA	219,000	391,612
Fibria Celulose SA	33,700	297,683
FPC Par Corretora de Seguros	132,000	443,294
Mills Estruturas e Servicos de Engenharia SA	26,400	32,316
Minerva SA (b)	127,100	390,622
QGEP Participacoes SA	298,500	354,112
Smiles SA	56,000	649,677
Tegma Gestao Logistica SA	269,600	449,954

TOTAL BRAZIL		3,776,095

British Virgin Islands - 0.3%
Dolphin Capital Investors Ltd. (b)	1,423,300	168,972
Canada - 1.5%
Pan American Silver Corp.	30,600	479,502
Torex Gold Resources, Inc. (b)	306,500	544,748

TOTAL CANADA		1,024,250

Cayman Islands - 10.1%
51job, Inc. sponsored ADR (b)	12,100	360,580
58.com, Inc. ADR (b)	16,400	896,260
Casetek Holdings	48,000	216,203
China State Construction International Holdings Ltd.	334,000	520,273
GCL-Poly Energy Holdings Ltd.	1,040,000	154,985
Goodbaby International Holdings Ltd. (b)	506,000	283,408
Haitian International Holdings Ltd.	313,000	534,029
Ju Teng International Holdings Ltd.	416,000	186,736
Kingboard Laminates Holdings Ltd.	578,500	295,747
Kingsoft Corp. Ltd.	77,000	176,792
Lee's Pharmaceutical Holdings Ltd.	366,000	296,145
Pico Far East Holdings Ltd.	2,320,000	628,995
Semiconductor Manufacturing International Corp. (b)	2,077,000	170,746
SITC International Holdings Co. Ltd.	928,000	501,557
Sunny Optical Technology Group Co. Ltd.	109,000	336,184
TPK Holding Co. Ltd.	30,000	62,966
Uni-President China Holdings Ltd.	871,000	811,135
Yirendai Ltd. sponsored ADR (a)	21,100	260,374

TOTAL CAYMAN ISLANDS		6,693,115

Chile - 4.1%
Compania Cervecerias Unidas SA sponsored ADR (a)	22,800	511,176
CorpBanca SA	40,999,981	373,153
Empresas CMPC SA	219,687	496,783
Inversiones La Construccion SA	34,117	402,273
Quinenco SA	143,799	282,951
Vina Concha y Toro SA	372,483	624,286

TOTAL CHILE		2,690,622

China - 5.5%
BBMG Corp. (H Shares)	775,000	566,392
China Longyuan Power Grid Corp. Ltd. (H Shares)	331,200	229,140
Huangshan Tourism Development Co. Ltd.	343,100	719,824
Qingdao Haier Co. Ltd.	547,886	704,951
Tong Ren Tang Technologies Co. Ltd. (H Shares)	448,000	701,820
Zhengzhou Yutong Bus Co. Ltd.	127,619	404,301
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	57,000	324,315

TOTAL CHINA		3,650,743

Colombia - 0.3%
Organizacion Terpel SA	59,128	205,486
Cyprus - 0.7%
Global Ports Investment PLC GDR (Reg. S) (b)	136,700	452,477
Egypt - 0.3%
Citadel Capital Corp. (b)	1,032,100	172,018
Georgia - 0.1%
TBC Bank JSC unit	8,575	90,038
Greece - 0.7%
Titan Cement Co. SA (Reg.)	18,800	428,859
Hong Kong - 2.8%
BYD Electronic International Co. Ltd. (b)	146,000	83,613
China Resources Beer Holdings Co. Ltd.	226,000	496,615
Far East Horizon Ltd.	532,584	422,753
Techtronic Industries Co. Ltd.	231,500	867,817

TOTAL HONG KONG		1,870,798

India - 13.2%
Adani Ports & Special Economic Zone	133,403	478,379
Alembic Pharmaceuticals Ltd. (b)	77,612	703,965
Arvind Mills Ltd. (b)	78,092	326,062
Dr Lal Pathlabs Ltd.	21,735	322,333
Edelweiss Financial Services Ltd.	431,938	377,476
Exide Industries Ltd. (b)	166,764	369,677
Grasim Industries Ltd.	10,589	683,203
IDFC Ltd.	317,213	232,070
Iifl Holdings Ltd. (b)	115,270	378,215
Indraprastha Gas Ltd. (b)	50,968	439,891
JK Cement Ltd.	33,493	299,128
LIC Housing Finance Ltd. (b)	47,601	331,288
Mahindra Lifespace Developers Ltd. (b)	43,426	283,599
Manappuram General Finance & Leasing Ltd.	732,000	441,346
Marksans Pharma Ltd.	462,523	319,255
Mphasis BFL Ltd.	49,287	363,018
Power Grid Corp. of India Ltd.	368,175	794,820
Redington India Ltd. (b)	97,326	159,120
Solar Industries India Ltd. (b)	5,528	282,390
The Jammu & Kashmir Bank Ltd.	200,767	207,642
Torrent Pharmaceuticals Ltd.	30,108	648,275
VST Industries Ltd. (b)	12,492	307,234

TOTAL INDIA		8,748,386

Indonesia - 1.8%
Link Net Tbk PT	1,434,800	458,575
PT Bank Danamon Indonesia Tbk Series A	820,800	204,764
PT Media Nusantara Citra Tbk	442,100	78,779
PT Panin Life Tbk (b)	30,841,700	423,290

TOTAL INDONESIA		1,165,408

Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	155,760	332,242
Korea (South) - 11.4%
AMOREPACIFIC Group, Inc.	2,952	432,877
Binggrea Co. Ltd.	3,310	197,038
BS Financial Group, Inc.	40,160	325,648
Com2uS Corp.	2,269	256,276
Daou Technology, Inc.	10,330	210,987
Devsisters Co. Ltd. (b)	6,881	145,647
DGB Financial Group Co. Ltd.	38,521	308,323
E-Mart Co. Ltd.	2,431	389,367
Fila Korea Ltd.	7,708	699,703
Hanon Systems	47,137	423,777
Hyundai Glovis Co. Ltd.	5,806	962,872
Hyundai HCN	81,610	263,563
Hyundai Industrial Development & Construction Co.	7,283	321,026
Hyundai Wia Corp.	4,509	380,186
Koh Young Technology, Inc.	5,832	213,799
Korea Express Co. Ltd. (b)	2,438	413,897
Korean Reinsurance Co.	22,174	257,415
Medy-Tox, Inc.	1,829	675,294
NCSOFT Corp.	1,959	391,569
Nice Information & Telecom, Inc.	2,998	89,102
Silicon Works Co. Ltd.	7,345	204,513

TOTAL KOREA (SOUTH)		7,562,879

Malaysia - 1.3%
Inari Amertron Bhd	266,000	185,890
Top Glove Corp. Bhd	532,500	676,104

TOTAL MALAYSIA		861,994

Mexico - 6.7%
Fibra Uno Administracion SA de CV	223,100	531,146
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	45,300	426,811
Grupo Comercial Chedraui S.A.B. de CV (a)	171,700	486,618
Grupo GICSA SA de CV (b)	256,832	201,827
Industrias Penoles SA de CV	36,820	575,585
Macquarie Mexican (REIT)	522,872	719,666
Megacable Holdings S.A.B. de CV unit	74,500	344,036
Qualitas Controladora S.A.B. de CV	293,900	394,950
Tenedora Nemak SA de CV	200,800	288,047
Terrafina (a)	260,200	480,635

TOTAL MEXICO		4,449,321

Netherlands - 1.3%
Yandex NV (b)	41,700	853,599
Pakistan - 0.5%
Habib Bank Ltd.	172,400	310,812
Panama - 0.8%
Copa Holdings SA Class A	7,800	497,250
Philippines - 0.6%
Alliance Global Group, Inc.	1,264,500	389,821
Poland - 1.6%
Asseco Poland SA	20,300	307,934
Inter Cars SA	8,764	546,236
Prime Car Management SA	19,300	195,177

TOTAL POLAND		1,049,347

Romania - 0.3%
Banca Transilvania SA	331,743	227,663
Russia - 0.9%
Inter Rao Ues JSC (b)	13,451,004	373,278
Sistema JSFC sponsored GDR	34,060	250,341

TOTAL RUSSIA		623,619

Singapore - 0.7%
First (REIT)	271,800	252,630
First Resources Ltd.	154,300	218,568

TOTAL SINGAPORE		471,198

South Africa - 2.4%
Alexander Forbes Group Holdings Ltd.	491,636	247,972
Imperial Holdings Ltd.	40,800	427,139
Northam Platinum Ltd. (b)(c)	122,600	417,789
Reunert Ltd.	97,700	490,997

TOTAL SOUTH AFRICA		1,583,897

Sri Lanka - 0.6%
Hatton National Bank PLC	278,137	393,671
Taiwan - 9.8%
ADLINK Technology, Inc.	96,087	198,105
Advantech Co. Ltd.	120,000	846,980
Chipbond Technology Corp.	118,000	157,075
Cleanaway Co. Ltd.	68,000	368,387
CTCI Corp.	335,000	436,082
Cub Elecparts, Inc.	44,892	543,379
Elite Semiconductor Memory Technology, Inc.	137,000	111,329
eMemory Technology, Inc.	22,000	241,092
Everlight Electronics Co. Ltd.	152,000	212,921
FLEXium Interconnect, Inc.	79,442	182,970
Forhouse Corp.	462,000	173,055
Hermes Microvision, Inc.	4,000	123,208
Inventec Corp.	418,000	276,268
Lite-On Technology Corp.	318,640	387,659
Powertech Technology, Inc.	175,000	354,301
Radiant Opto-Electronics Corp.	84,000	121,048
Sirtec International Co. Ltd.	168,000	202,309
St.Shine Optical Co. Ltd.	27,000	504,845
Synnex Technology International Corp.	264,000	261,932
Tong Hsing Electronics Industries Ltd.	103,000	295,579
Universal Cement Corp.	281,840	180,169
Vanguard International Semiconductor Corp.	190,000	290,855

TOTAL TAIWAN		6,469,548

Thailand - 2.4%
Delta Electronics PCL (For. Reg.)	110,600	228,041
PTT Global Chemical PCL (For. Reg.)	240,400	430,269
Star Petroleum Refining PCL	1,082,800	341,088
Thai Union Frozen Products PCL (For. Reg.)	1,043,200	618,392

TOTAL THAILAND		1,617,790

Turkey - 1.9%
Aksa Akrilik Kimya Sanayii	77,000	268,317
Aselsan A/S	74,000	527,891
Tupras Turkiye Petrol Rafinelleri A/S	16,576	437,505

TOTAL TURKEY		1,233,713

United Arab Emirates - 0.4%
National Bank of Ras Al-Khaimah PSC (b)	196,514	284,105
United Kingdom - 0.7%
Bgeo Group PLC	14,540	486,513
Vietnam - 0.5%
FTP Corp.	142,600	310,946
TOTAL COMMON STOCKS
(Cost $66,186,963)		62,983,352

Nonconvertible Preferred Stocks - 2.3%
Brazil - 1.7%
Banco ABC Brasil SA	72,600	250,145
Banco do Estado Rio Grande do Sul SA	152,500	377,342
Metalurgica Gerdau SA (PN)	635,900	538,044

TOTAL BRAZIL		1,165,531

Korea (South) - 0.6%
LG Chemical Ltd.	2,215	381,838
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,424,609)		1,547,369
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.3% 5/19/16 to 7/14/16 (Cost $79,972)	80,000	79,983
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.38% (d)	2,015,766	2,015,766
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	1,092,150	1,092,150
TOTAL MONEY MARKET FUNDS
(Cost $3,107,916)		3,107,916
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $70,799,460)		67,718,620
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(1,542,085)
NET ASSETS - 100%		$66,176,535

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,946
Fidelity Securities Lending Cash Central Fund	5,223
Total	$9,169

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$10,236,503	$7,630,451	$2,606,052	$--
Consumer Staples	5,483,928	4,176,178	1,307,750	--
Energy	1,435,992	1,435,992	--	--
Financials	11,813,854	11,159,031	654,823	--
Health Care	4,848,036	3,850,071	997,965	--
Industrials	9,371,343	7,491,169	1,880,174	--
Information Technology	11,639,928	9,792,930	1,846,998	--
Materials	6,602,382	4,923,928	1,678,454	--
Telecommunication Services	1,041,158	1,041,158	--	--
Utilities	2,057,597	1,828,457	229,140	--
Government Obligations	79,983	--	79,983	--
Money Market Funds	3,107,916	3,107,916	--	--
Total Investments in Securities:	$67,718,620	$56,437,281	$11,281,339	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$513,350
Level 2 to Level 1	$11,800,840

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$792,670
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	--
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(792,670)
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructuring or corporate actions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,056,713) — See accompanying schedule: Unaffiliated issuers (cost $67,691,544)	$64,610,704
Fidelity Central Funds (cost $3,107,916)	3,107,916
Total Investments (cost $70,799,460)		$67,718,620
Foreign currency held at value (cost $67,248)		67,236
Receivable for investments sold		2,293,237
Receivable for fund shares sold		90,727
Dividends receivable		92,213
Distributions receivable from Fidelity Central Funds		1,961
Prepaid expenses		66
Other receivables		16,941
Total assets		70,281,001
Liabilities
Payable to custodian bank	$1,802,368
Payable for investments purchased
Regular delivery	756,311
Delayed delivery	35,139
Payable for fund shares redeemed	265,965
Accrued management fee	58,418
Distribution and service plan fees payable	3,166
Other affiliated payables	15,898
Other payables and accrued expenses	75,051
Collateral on securities loaned, at value	1,092,150
Total liabilities		4,104,466
Net Assets		$66,176,535
Net Assets consist of:
Paid in capital		$74,137,370
Undistributed net investment income		115,022
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,977,675)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,098,182)
Net Assets		$66,176,535
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,358,567 ÷ 394,003 shares)		$11.06
Maximum offering price per share (100/94.25 of $11.06)		$11.73
Class T:
Net Asset Value and redemption price per share ($2,107,239 ÷ 191,242 shares)		$11.02
Maximum offering price per share (100/96.50 of $11.02)		$11.42
Class C:
Net Asset Value and offering price per share ($1,721,722 ÷ 158,821 shares)(a)		$10.84
Emerging Markets Discovery:
Net Asset Value, offering price and redemption price per share ($56,615,815 ÷ 5,096,251 shares)		$11.11
Class I:
Net Asset Value, offering price and redemption price per share ($1,373,192 ÷ 123,266 shares)		$11.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$711,619
Interest		57
Income from Fidelity Central Funds		9,169
Income before foreign taxes withheld		720,845
Less foreign taxes withheld		(45,068)
Total income		675,777
Expenses
Management fee	$273,908
Transfer agent fees	79,317
Distribution and service plan fees	18,188
Accounting and security lending fees	16,831
Custodian fees and expenses	80,413
Independent trustees' compensation	143
Registration fees	29,054
Audit	53,294
Legal	94
Miscellaneous	236
Total expenses before reductions	551,478
Expense reductions	(67,843)	483,635
Net investment income (loss)		192,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,937,454)
Foreign currency transactions	260
Futures contracts	172,417
Total net realized gain (loss)		(2,764,777)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $8,025)	3,777,452
Assets and liabilities in foreign currencies	10,070
Total change in net unrealized appreciation (depreciation)		3,787,522
Net gain (loss)		1,022,745
Net increase (decrease) in net assets resulting from operations		$1,214,887

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$192,142	$749,160
Net realized gain (loss)	(2,764,777)	(1,932,100)
Change in net unrealized appreciation (depreciation)	3,787,522	(8,002,533)
Net increase (decrease) in net assets resulting from operations	1,214,887	(9,185,473)
Distributions to shareholders from net investment income	(490,717)	–
Share transactions - net increase (decrease)	(5,938,352)	(6,487,831)
Redemption fees	30,593	32,392
Total increase (decrease) in net assets	(5,183,589)	(15,640,912)
Net Assets
Beginning of period	71,360,124	87,001,036
End of period (including undistributed net investment income of $115,022 and undistributed net investment income of $413,597, respectively)	$66,176,535	$71,360,124

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$12.17	$12.49	$11.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.09C	.04	.08	.12
Net realized and unrealized gain (loss)	.17	(1.34)	(.01)	.75	1.76
Total from investment operations	.19	(1.25)	.03	.83	1.88
Distributions from net investment income	(.05)	–	(.06)	(.04)	(.01)
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.05)	–	(.36)	(.25)D	(.01)
Redemption fees added to paid in capitalB	–E	–E	.01	.02	.02
Net asset value, end of period	$11.06	$10.92	$12.17	$12.49	$11.89
Total ReturnF,G,H	1.79%	(10.27)%	.31%	7.20%	19.00%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.97%K	1.88%	1.82%	1.87%	3.49%
Expenses net of fee waivers, if any	1.70%K	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.69%K	1.69%	1.70%	1.64%	1.64%
Net investment income (loss)	.40%K	.76%C	.29%	.62%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$4,359	$4,660	$4,362	$5,065	$1,671
Portfolio turnover rateL	63%K	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$12.13	$12.44	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.06C	–D	.05	.10
Net realized and unrealized gain (loss)	.17	(1.33)	–D	.74	1.75
Total from investment operations	.18	(1.27)	–D	.79	1.85
Distributions from net investment income	(.02)	–	(.02)	(.03)	–D
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.02)	–	(.32)	(.24)E	–D
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$11.02	$10.86	$12.13	$12.44	$11.87
Total ReturnF,G,H	1.69%	(10.47)%	.05%	6.87%	18.75%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.26%K	2.16%	2.10%	2.19%	3.77%
Expenses net of fee waivers, if any	1.95%K	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.94%K	1.94%	1.95%	1.89%	1.89%
Net investment income (loss)	.15%K	.51%C	.04%	.37%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$2,107	$2,015	$2,031	$1,914	$1,700
Portfolio turnover rateL	63%K	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$12.00	$12.35	$11.82	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	–C,D	(.06)	(.02)	.04
Net realized and unrealized gain (loss)	.17	(1.31)	–D	.74	1.76
Total from investment operations	.15	(1.31)	(.06)	.72	1.80
Distributions from net investment income	–	–	–	(.01)	–
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	–	–	(.30)	(.21)	–
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$10.84	$10.69	$12.00	$12.35	$11.82
Total ReturnE,F,G	1.40%	(10.92)%	(.42)%	6.32%	18.20%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.72%J	2.64%	2.58%	2.70%	4.32%
Expenses net of fee waivers, if any	2.45%J	2.45%	2.45%	2.45%	2.45%
Expenses net of all reductions	2.44%J	2.44%	2.45%	2.39%	2.39%
Net investment income (loss)	(.35)%J	.01%C	(.46)%	(.13)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,722	$1,675	$1,750	$2,082	$1,474
Portfolio turnover rateK	63%J	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.52) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$12.21	$12.52	$11.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12C	.07	.11	.15
Net realized and unrealized gain (loss)	.19	(1.35)	–D	.74	1.76
Total from investment operations	.22	(1.23)	.07	.85	1.91
Distributions from net investment income	(.09)	–	(.09)	(.07)	(.01)
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.09)	–	(.39)	(.27)	(.01)
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$11.11	$10.98	$12.21	$12.52	$11.92
Total ReturnE,F	1.99%	(10.07)%	.61%	7.37%	19.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.64%I	1.56%	1.48%	1.57%	3.02%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%I	1.44%	1.45%	1.39%	1.39%
Net investment income (loss)	.65%I	1.01%C	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$56,616	$61,601	$78,377	$96,731	$39,135
Portfolio turnover rateJ	63%I	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$12.25	$12.53	$11.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.12C	.07	.11	.15
Net realized and unrealized gain (loss)	.18	(1.35)	–D	.75	1.76
Total from investment operations	.21	(1.23)	.07	.86	1.91
Distributions from net investment income	(.09)	–	(.06)	(.07)	(.01)
Distributions from net realized gain	–	–	(.30)	(.20)	–
Total distributions	(.09)	–	(.36)	(.27)	(.01)
Redemption fees added to paid in capitalB	–D	–D	.01	.02	.02
Net asset value, end of period	$11.14	$11.02	$12.25	$12.53	$11.92
Total ReturnE,F	1.91%	(10.04)%	.61%	7.45%	19.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.61%I	1.54%	1.56%	1.60%	3.21%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%I	1.43%	1.45%	1.39%	1.39%
Net investment income (loss)	.65%I	1.01%C	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,373	$1,410	$481	$1,076	$1,825
Portfolio turnover rateJ	63%I	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,799,157
Gross unrealized depreciation	(9,248,368)
Net unrealized appreciation (depreciation) on securities	$(3,449,211)
Tax cost	$71,167,831

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,731,575)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $172,417 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $19,964,528 and $25,414,601, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,319	$166
Class T	.25%	.25%	4,870	17
Class C	.75%	.25%	7,999	2,824
			$18,188	$3,007

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,176
Class T	567
Class C(a)	89
$1,832

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,692.31
Class T	3,430.35
Class C	2,516.31
Emerging Markets Discovery	65,442.24
Class I	1,237.20
	$79,317

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $201 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,223. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$5,845
Class T	1.95%	2,989
Class C	2.45%	2,170
Emerging Markets Discovery	1.45%	53,138
Class I	1.45%	1,004
		$65,146

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,463 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $234.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$22,428	$–
Class T	4,316	–
Emerging Markets Discovery	453,104	–
Class I	10,869	–
Total	$490,717	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	55,629	161,641	$577,534	$1,908,467
Reinvestment of distributions	1,944	–	20,757	–
Shares redeemed	(90,322)	(93,262)	(940,546)	(1,088,220)
Net increase (decrease)	(32,749)	68,379	$(342,255)	$820,247
Class T
Shares sold	18,358	59,344	$188,721	$694,558
Reinvestment of distributions	389	–	4,146	–
Shares redeemed	(13,066)	(41,200)	(133,700)	(472,328)
Net increase (decrease)	5,681	18,144	$59,167	$222,230
Class C
Shares sold	17,201	68,780	$175,833	$796,943
Shares redeemed	(15,073)	(57,921)	(149,534)	(667,642)
Net increase (decrease)	2,128	10,859	$26,299	$129,301
Emerging Markets Discovery
Shares sold	828,955	2,311,392	$8,559,244	$27,313,497
Reinvestment of distributions	39,922	–	427,569	–
Shares redeemed	(1,380,942)	(3,121,418)	(14,622,762)	(36,074,220)
Net increase (decrease)	(512,065)	(810,026)	$(5,635,949)	$(8,760,723)
Class I
Shares sold	56,585	209,924	$587,375	$2,474,235
Reinvestment of distributions	981	–	10,531	–
Shares redeemed	(62,265)	(121,211)	(643,520)	(1,373,121)
Net increase (decrease)	(4,699)	88,713	$(45,614)	$1,101,114

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.70%
Actual		$1,000.00	$1,017.90	$8.53
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class T	1.95%
Actual		$1,000.00	$1,016.90	$9.78
Hypothetical-C		$1,000.00	$1,015.17	$9.77
Class C	2.45%
Actual		$1,000.00	$1,014.00	$12.27
Hypothetical-C		$1,000.00	$1,012.68	$12.26
Emerging Markets Discovery	1.45%
Actual		$1,000.00	$1,019.90	$7.28
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class I	1.45%
Actual		$1,000.00	$1,019.10	$7.28
Hypothetical-C		$1,000.00	$1,017.65	$7.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AEMDI-SANN-0616
1.931246.104

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
South Africa	41.5%
Russia	23.7%
Turkey	4.1%
United Arab Emirates	3.8%
Romania	3.4%
United Kingdom	3.2%
Hungary	2.3%
Poland	2.2%
Qatar	2.0%
Other*	13.8%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
South Africa	39.5%
Russia	21.4%
United Arab Emirates	5.2%
Romania	4.4%
Poland	4.3%
Turkey	4.3%
United Kingdom	3.4%
Qatar	3.2%
Austria	2.6%
Other*	11.7%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	100.0
Short-Term Investments and Net Other Assets (Liabilities)	1.1	0.0

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Naspers Ltd. Class N (South Africa, Media)	6.0	8.0
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	5.7	3.7
Sberbank of Russia (Russia, Banks)	5.1	4.7
Lukoil PJSC sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	4.5	3.9
Steinhoff International Holdings NV (South Africa) (South Africa, Household Durables)	2.7	2.4
Remgro Ltd. (South Africa, Diversified Financial Services)	2.7	2.6
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.5	2.6
DRDGOLD Ltd. (South Africa, Metals & Mining)	2.3	0.9
OTP Bank PLC (Hungary, Banks)	2.3	1.4
AngloGold Ashanti Ltd. (South Africa, Metals & Mining)	2.2	1.1
	36.0

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.9	39.3
Energy	18.3	14.9
Consumer Discretionary	14.8	18.0
Consumer Staples	10.9	11.8
Materials	10.1	5.2
Industrials	7.2	3.1
Telecommunication Services	2.5	4.2
Health Care	2.2	3.5

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Austria - 0.8%
CA Immobilien Anlagen AG	9,600	$183,355
Wienerberger AG	27,700	547,292

TOTAL AUSTRIA		730,647

Bailiwick of Jersey - 0.4%
Wizz Air Holdings PLC (a)	13,888	381,498
Botswana - 0.4%
First National Bank of Botswana Ltd.	990,388	332,305
British Virgin Islands - 0.4%
Lenta Ltd. GDR (a)	62,600	403,770
Canada - 1.1%
Detour Gold Corp. (a)	35,200	754,947
Osisko Gold Royalties Ltd.	21,000	281,183

TOTAL CANADA		1,036,130

Croatia - 0.5%
Ledo d.d.	290	440,111
Czech Republic - 1.0%
Komercni Banka A/S	4,347	894,279
Estonia - 0.7%
Tallinna Kaubamaja AS	77,800	611,122
Germany - 0.3%
UNIWHEELS AG	6,802	258,397
Greece - 1.7%
Aegean Airlines SA	18,300	167,899
Jumbo SA (a)	26,536	347,572
Motor Oil (HELLAS) Corinth Refineries SA	56,500	645,141
Sarantis SA	37,800	377,304

TOTAL GREECE		1,537,916

Hungary - 2.3%
OTP Bank PLC	77,900	2,063,000
Israel - 0.6%
Elbit Systems Ltd. (Israel)	5,300	530,220
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	53,700	360,864
Kenya - 1.2%
British American Tobacco Kenya Ltd.	31,700	266,468
Kcb Group Ltd.	1,019,000	418,698
Safaricom Ltd.	2,627,844	444,912

TOTAL KENYA		1,130,078

Lithuania - 0.6%
Apranga AB (a)	174,566	521,705
Malta - 0.6%
Brait SA	52,700	589,260
Netherlands - 0.3%
AmRest Holdings NV (a)	4,600	269,351
Nigeria - 0.5%
Zenith Bank PLC	6,802,168	434,130
Pakistan - 0.8%
Millat Tractors Ltd.	77,000	382,410
United Bank Ltd.	246,500	385,622

TOTAL PAKISTAN		768,032

Poland - 2.2%
Bank Polska Kasa Opieki SA	21,700	882,622
Kruk SA	8,900	444,190
NG2 SA	7,600	338,490
Orbis SA	24,200	385,481

TOTAL POLAND		2,050,783

Qatar - 2.0%
Al Meera Consumer Goods Co. (a)	6,671	379,744
Qatar National Bank SAQ	36,695	1,451,710

TOTAL QATAR		1,831,454

Romania - 3.4%
Banca Transilvania SA	2,204,397	1,512,794
BRD-Groupe Societe Generale	504,371	1,189,864
Fondul Propietatea SA GDR	40,900	396,730

TOTAL ROMANIA		3,099,388

Russia - 20.2%
Gazprom OAO (a)	2,001,228	5,213,998
Lukoil PJSC (a)	14,000	594,820
Lukoil PJSC sponsored ADR	84,095	3,564,367
Magnit OJSC (a)	8,679	1,206,196
Megafon OJSC GDR	68,800	791,200
Moscow Exchange MICEX-RTS OAO (a)	718,000	1,132,328
NOVATEK OAO (a)	141,500	1,338,704
Sberbank of Russia (a)	2,428,010	4,635,375

TOTAL RUSSIA		18,476,988

Slovenia - 0.4%
Krka dd Novo mesto	5,625	390,448
South Africa - 41.5%
African Rainbow Minerals Ltd.	127,000	1,000,102
AngloGold Ashanti Ltd. (a)	125,100	2,033,663
Aveng Ltd. (a)	970,000	316,173
Barloworld Ltd.	123,800	715,914
Cashbuild Ltd.	15,200	370,560
City Lodge Hotels Ltd.	33,000	355,958
Clicks Group Ltd.	156,919	1,146,089
DRDGOLD Ltd. (b)	3,753,637	2,067,187
Exxaro Resources Ltd.	41,000	258,496
FirstRand Ltd.	720,100	2,314,296
Holdsport Ltd.	168,800	723,331
Hulamin Ltd.	1,042,200	420,973
Imperial Holdings Ltd.	84,100	880,450
KAP Industrial Holdings Ltd.	1,150,500	509,169
Life Healthcare Group Holdings Ltd.	246,100	646,401
Mr Price Group Ltd.	66,000	838,396
MTN Group Ltd.	97,550	1,021,203
Murray & Roberts Holdings Ltd.	421,100	436,327
Nampak Ltd.	868,800	1,486,730
Naspers Ltd. Class N	40,400	5,543,287
Northam Platinum Ltd. (a)	360,100	1,227,126
Pioneer Foods Ltd.	110,800	1,294,317
PSG Konsult Ltd.	644,336	338,570
Remgro Ltd.	135,500	2,432,960
RMB Holdings Ltd.	183,300	747,995
Sasol Ltd.	48,100	1,573,359
Shoprite Holdings Ltd.	141,400	1,700,843
Spar Group Ltd.	117,000	1,748,599
Standard Bank Group Ltd.	137,363	1,232,434
Steinhoff International Holdings NV (South Africa)	396,000	2,474,713
Super Group Ltd. (a)	80,000	231,201

TOTAL SOUTH AFRICA		38,086,822

Turkey - 4.1%
Aselsan A/S	205,000	1,462,402
Koc Holding A/S	210,850	1,102,479
Turk Tuborg Bira ve Malt Sanayii A/S (a)	110,000	249,643
Turkiye Garanti Bankasi A/S	313,000	963,482

TOTAL TURKEY		3,778,006

United Arab Emirates - 3.8%
Agthia Group PJSC	106,093	225,306
Aldar Properties PJSC (a)	888,885	658,272
Dubai Islamic Bank Pakistan Ltd. (a)	466,870	744,877
Emaar Malls Group PJSC (a)	757,587	598,166
First Gulf Bank PJSC	314,358	1,108,371
SHUAA Capital PSC (a)	983,913	184,840

TOTAL UNITED ARAB EMIRATES		3,519,832

United Kingdom - 3.2%
Bupa Arabia ELS (HSBC Warrant Program) warrants 10/10/16 (a)(c)	7,300	248,728
Georgia Healthcare Group PLC (a)	129,000	365,667
Mediclinic International PLC	20,000	264,063
NMC Health PLC	24,500	374,807
Samba Financial Group ELS (HSBC Bank Warrant Program) warrants 6/29/17 (c)	28,900	176,778
Saudi Dairy & Foodstuff Co. ELS (HSBC Warrant Program) warrants 6/4/18 (c)	14,000	511,433
Savola Group ELS (HSBC Warrant Program) warrants 2/6/17 (a)(c)	52,800	563,303
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	33,634	395,599

TOTAL UNITED KINGDOM		2,900,378

TOTAL COMMON STOCKS
(Cost $75,616,322)		87,426,914

Nonconvertible Preferred Stocks - 3.5%
Russia - 3.5%
Surgutneftegas OJSC(a)	2,892,500	1,875,246
Tatneft PAO (a)	449,400	1,332,121

TOTAL RUSSIA

(Cost $2,981,109)		3,207,367

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.38% (d)
(Cost $2,127,277)	2,127,277	2,127,277
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $80,724,708)		92,761,558
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,082,693)
NET ASSETS - 100%		$91,678,865

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,895,841 or 2.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,883
Total	$2,883

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,538,892	$13,191,320	$347,572	$--
Consumer Staples	10,049,512	9,672,208	377,304	--
Energy	16,757,116	7,449,372	9,307,744	--
Financials	30,166,366	22,671,668	7,494,698	--
Health Care	2,041,386	2,041,386	--	--
Industrials	6,551,783	6,383,884	167,899	--
Materials	9,271,911	5,171,061	4,100,850	--
Telecommunication Services	2,257,315	1,236,112	1,021,203	--
Money Market Funds	2,127,277	2,127,277	--	--
Total Investments in Securities:	$92,761,558	$69,944,288	$22,817,270	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$562,303
Level 2 to Level 1	$852,918

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $78,597,431)	$90,634,281
Fidelity Central Funds (cost $2,127,277)	2,127,277
Total Investments (cost $80,724,708)		$92,761,558
Foreign currency held at value (cost $46,482)		46,429
Receivable for investments sold		455,216
Receivable for fund shares sold		264,048
Dividends receivable		221,843
Distributions receivable from Fidelity Central Funds		626
Prepaid expenses		95
Receivable from investment adviser for expense reductions		45,602
Other receivables		210
Total assets		93,795,627
Liabilities
Payable for investments purchased
Regular delivery	$1,524,245
Delayed delivery	3,365
Payable for fund shares redeemed	435,523
Accrued management fee	56,299
Distribution and service plan fees payable	6,476
Other affiliated payables	22,131
Other payables and accrued expenses	68,723
Total liabilities		2,116,762
Net Assets		$91,678,865
Net Assets consist of:
Paid in capital		$102,235,302
Undistributed net investment income		334,366
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,927,761)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,036,958
Net Assets		$91,678,865
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,977,139 ÷ 764,856 shares)		$7.81
Maximum offering price per share (100/94.25 of $7.81)		$8.29
Class T:
Net Asset Value and redemption price per share ($2,392,054 ÷ 306,697 shares)		$7.80
Maximum offering price per share (100/96.50 of $7.80)		$8.08
Class B:
Net Asset Value and offering price per share ($158,461 ÷ 20,034 shares)(a)		$7.91
Class C:
Net Asset Value and offering price per share ($6,618,271 ÷ 850,603 shares)(a)		$7.78
Emerging Europe, Middle East, Africa (EMEA):
Net Asset Value, offering price and redemption price per share ($73,827,085 ÷ 9,442,476 shares)		$7.82
Class I:
Net Asset Value, offering price and redemption price per share ($2,705,855 ÷ 346,629 shares)		$7.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$1,095,508
Income from Fidelity Central Funds		2,883
Income before foreign taxes withheld		1,098,391
Less foreign taxes withheld		(120,769)
Total income		977,622
Expenses
Management fee	$299,845
Transfer agent fees	109,763
Distribution and service plan fees	30,964
Accounting fees and expenses	19,434
Custodian fees and expenses	55,931
Independent trustees' compensation	164
Registration fees	71,693
Audit	34,063
Legal	110
Miscellaneous	261
Total expenses before reductions	622,228
Expense reductions	(66,024)	556,204
Net investment income (loss)		421,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,108,175)
Foreign currency transactions	1,917
Total net realized gain (loss)		(5,106,258)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $12,949)	9,176,617
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation (depreciation)		9,176,612
Net gain (loss)		4,070,354
Net increase (decrease) in net assets resulting from operations		$4,491,772

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$421,418	$1,633,113
Net realized gain (loss)	(5,106,258)	(10,780,681)
Change in net unrealized appreciation (depreciation)	9,176,612	(7,778,956)
Net increase (decrease) in net assets resulting from operations	4,491,772	(16,926,524)
Distributions to shareholders from net investment income	(1,323,710)	(2,091,570)
Distributions to shareholders from net realized gain	–	(504,771)
Total distributions	(1,323,710)	(2,596,341)
Share transactions - net increase (decrease)	5,429,758	(17,106,646)
Redemption fees	5,610	15,219
Total increase (decrease) in net assets	8,603,430	(36,614,292)
Net Assets
Beginning of period	83,075,435	119,689,727
End of period (including undistributed net investment income of $334,366 and undistributed net investment income of $1,236,658, respectively)	$91,678,865	$83,075,435

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.49	$9.04	$9.49	$8.71	$8.34	$8.97
Income from Investment Operations
Net investment income (loss)A	.03	.12	.13	.16	.18	.16B
Net realized and unrealized gain (loss)	.40	(1.50)	(.46)	.85	.34	(.70)
Total from investment operations	.43	(1.38)	(.33)	1.01	.52	(.54)
Distributions from net investment income	(.11)	(.14)	(.12)	(.15)	(.15)	(.08)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.11)	(.17)C	(.12)	(.23)D	(.15)	(.10)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$7.81	$7.49	$9.04	$9.49	$8.71	$8.34
Total ReturnF,G,H	5.88%	(15.42)%	(3.48)%	11.75%	6.38%	(6.05)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.82%K	1.61%	1.60%	1.64%	1.62%	1.60%
Expenses net of fee waivers, if any	1.65%K	1.61%	1.60%	1.63%	1.62%	1.56%
Expenses net of all reductions	1.65%K	1.60%	1.60%	1.62%	1.60%	1.51%
Net investment income (loss)	.95%K	1.51%	1.45%	1.82%	2.09%	1.70%B
Supplemental Data
Net assets, end of period (000 omitted)	$5,977	$5,788	$7,889	$10,883	$8,934	$10,260
Portfolio turnover rateL	51%K	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.039 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.44	$9.01	$9.46	$8.68	$8.31	$8.96
Income from Investment Operations
Net investment income (loss)A	.02	.10	.11	.14	.15	.13B
Net realized and unrealized gain (loss)	.41	(1.51)	(.46)	.84	.35	(.71)
Total from investment operations	.43	(1.41)	(.35)	.98	.50	(.58)
Distributions from net investment income	(.07)	(.13)	(.10)	(.12)	(.13)	(.07)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.07)	(.16)C	(.10)	(.20)D	(.13)	(.08)E
Redemption fees added to paid in capitalA	–F	–F	–F	–F	–F	.01
Net asset value, end of period	$7.80	$7.44	$9.01	$9.46	$8.68	$8.31
Total ReturnG,H,I	5.91%	(15.80)%	(3.67)%	11.42%	6.14%	(6.42)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.12%L	1.92%	1.92%	1.93%	1.89%	1.87%
Expenses net of fee waivers, if any	1.90%L	1.90%	1.90%	1.90%	1.89%	1.84%
Expenses net of all reductions	1.89%L	1.89%	1.90%	1.88%	1.86%	1.78%
Net investment income (loss)	.71%L	1.22%	1.15%	1.55%	1.82%	1.42%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,392	$2,003	$2,465	$3,465	$3,336	$3,502
Portfolio turnover rateM	51%L	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.039 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

 E Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.50	$9.05	$9.50	$8.69	$8.29	$8.93
Income from Investment Operations
Net investment income (loss)A	.01	.06	.06	.09	.11	.09B
Net realized and unrealized gain (loss)	.41	(1.51)	(.46)	.85	.35	(.71)
Total from investment operations	.42	(1.45)	(.40)	.94	.46	(.62)
Distributions from net investment income	(.01)	(.06)	(.05)	(.06)	(.06)	(.02)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.01)
Total distributions	(.01)	(.10)	(.05)	(.13)	(.06)	(.03)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$7.91	$7.50	$9.05	$9.50	$8.69	$8.29
Total ReturnD,E,F	5.60%	(16.16)%	(4.23)%	10.94%	5.56%	(6.85)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.57%I	2.41%	2.40%	2.42%	2.38%	2.37%
Expenses net of fee waivers, if any	2.40%I	2.40%	2.40%	2.40%	2.38%	2.33%
Expenses net of all reductions	2.40%I	2.39%	2.40%	2.38%	2.35%	2.27%
Net investment income (loss)	.20%I	.72%	.65%	1.05%	1.33%	.93%B
Supplemental Data
Net assets, end of period (000 omitted)	$158	$181	$294	$388	$441	$539
Portfolio turnover rateJ	51%I	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.39	$8.93	$9.39	$8.62	$8.24	$8.90
Income from Investment Operations
Net investment income (loss)A	.01	.06	.06	.09	.11	.08B
Net realized and unrealized gain (loss)	.40	(1.48)	(.46)	.83	.35	(.69)
Total from investment operations	.41	(1.42)	(.40)	.92	.46	(.61)
Distributions from net investment income	(.02)	(.08)	(.06)	(.08)	(.08)	(.05)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.02)	(.12)	(.06)	(.15)	(.08)	(.06)C
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$7.78	$7.39	$8.93	$9.39	$8.62	$8.24
Total ReturnE,F,G	5.54%	(16.08)%	(4.24)%	10.83%	5.68%	(6.79)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.61%J	2.41%	2.40%	2.42%	2.37%	2.36%
Expenses net of fee waivers, if any	2.40%J	2.40%	2.40%	2.40%	2.37%	2.33%
Expenses net of all reductions	2.40%J	2.39%	2.40%	2.38%	2.35%	2.27%
Net investment income (loss)	.20%J	.72%	.65%	1.05%	1.34%	.93%B
Supplemental Data
Net assets, end of period (000 omitted)	$6,618	$4,104	$6,662	$6,782	$7,770	$6,650
Portfolio turnover rateK	51%J	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

 C Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.50	$9.08	$9.52	$8.75	$8.37	$9.00
Income from Investment Operations
Net investment income (loss)A	.04	.14	.16	.18	.20	.18B
Net realized and unrealized gain (loss)	.41	(1.51)	(.47)	.84	.35	(.71)
Total from investment operations	.45	(1.37)	(.31)	1.02	.55	(.53)
Distributions from net investment income	(.13)	(.17)	(.13)	(.18)	(.17)	(.09)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.13)	(.21)	(.13)	(.25)	(.17)	(.11)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$7.82	$7.50	$9.08	$9.52	$8.75	$8.37
Total ReturnD,E	6.19%	(15.33)%	(3.21)%	11.90%	6.81%	(5.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.39%	1.37%	1.40%	1.37%	1.35%
Expenses net of fee waivers, if any	1.40%H	1.38%	1.37%	1.40%	1.37%	1.31%
Expenses net of all reductions	1.40%H	1.38%	1.37%	1.38%	1.34%	1.25%
Net investment income (loss)	1.20%H	1.74%	1.68%	2.05%	2.34%	1.95%B
Supplemental Data
Net assets, end of period (000 omitted)	$73,827	$67,521	$96,784	$110,265	$111,441	$114,117
Portfolio turnover rateI	51%H	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.51%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.50	$9.08	$9.52	$8.75	$8.37	$9.00
Income from Investment Operations
Net investment income (loss)A	.04	.15	.16	.19	.21	.19B
Net realized and unrealized gain (loss)	.41	(1.51)	(.46)	.84	.35	(.72)
Total from investment operations	.45	(1.36)	(.30)	1.03	.56	(.53)
Distributions from net investment income	(.14)	(.18)	(.14)	(.19)	(.18)	(.09)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.14)	(.22)	(.14)	(.26)	(.18)	(.11)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$7.81	$7.50	$9.08	$9.52	$8.75	$8.37
Total ReturnD,E	6.21%	(15.23)%	(3.09)%	12.05%	6.93%	(5.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.25%	1.26%	1.30%	1.28%	1.26%
Expenses net of fee waivers, if any	1.40%H	1.25%	1.26%	1.30%	1.28%	1.24%
Expenses net of all reductions	1.40%H	1.24%	1.26%	1.28%	1.25%	1.19%
Net investment income (loss)	1.20%H	1.88%	1.79%	2.15%	2.43%	2.02%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,706	$3,478	$5,596	$10,231	$8,586	$7,633
Portfolio turnover rateI	51%H	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,887,440
Gross unrealized depreciation	(5,733,815)
Net unrealized appreciation (depreciation) on securities	$11,153,625
Tax cost	$81,607,933

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,624,705)
No expiration
Short-term	(3,290,678)
Long-term	(11,971,717)
Total no expiration	(15,262,395)
Total capital loss carryforward	$(16,887,100)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,842,835 and $19,602,882, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$6,328	$–
Class T	.25%	.25%	4,536	4
Class B	.75%	.25%	717	538
Class C	.75%	.25%	19,383	2,551
			$30,964	$3,093

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,197
Class T	532
Class B(a)	–
Class C(a)	61
$1,790

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$7,504.30
Class T	3,080.34
Class B	224.31
Class C	5,632.29
Emerging Europe, Middle East, Africa (EMEA)	91,056.30
Class I	2,267.16
	$109,763

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$4,376
Class T	1.90%	2,026
Class B	2.40%	121
Class C	2.40%	4,082
Emerging Europe, Middle East, Africa (EMEA)	1.40%	54,428
Class I	1.40%	379
		$65,412

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $345 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $267.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$80,414	$113,464
Class T	18,230	35,916
Class B	201	1,835
Class C	9,270	58,320
Emerging Europe, Middle East, Africa (EMEA)	1,152,813	1,776,301
Class I	62,782	105,734
Total	$1,323,710	$2,091,570
From net realized gain
Class A	$–	$32,778
Class T	–	11,206
Class B	–	1,213
Class C	–	29,160
Emerging Europe, Middle East, Africa (EMEA)	–	407,505
Class I	–	22,909
Total	$–	$504,771

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	125,223	200,433	$908,033	$1,636,757
Reinvestment of distributions	10,903	16,251	75,669	135,531
Shares redeemed	(144,519)	(315,855)	(980,924)	(2,546,115)
Net increase (decrease)	(8,393)	(99,171)	$2,778	$(773,827)
Class T
Shares sold	73,842	86,058	$536,114	$721,254
Reinvestment of distributions	2,627	5,631	18,230	46,793
Shares redeemed	(38,900)	(96,309)	(273,521)	(767,911)
Net increase (decrease)	37,569	(4,620)	$280,823	$136
Class B
Shares sold	6,222	3,390	$48,684	$28,032
Reinvestment of distributions	29	349	201	2,936
Shares redeemed	(10,329)	(12,164)	(74,883)	(100,803)
Net increase (decrease)	(4,078)	(8,425)	$(25,998)	$(69,835)
Class C
Shares sold	378,690	210,315	$2,804,059	$1,702,630
Reinvestment of distributions	776	8,117	5,381	67,210
Shares redeemed	(84,612)	(408,507)	(573,923)	(3,365,409)
Net increase (decrease)	294,854	(190,075)	$2,235,517	$(1,595,569)
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	1,501,834	1,440,703	$10,868,652	$11,732,025
Reinvestment of distributions	155,366	247,446	1,078,225	2,063,699
Shares redeemed	(1,214,338)	(3,348,545)	(8,241,773)	(27,229,428)
Net increase (decrease)	442,862	(1,660,396)	$3,705,104	$(13,433,704)
Class I
Shares sold	44,669	131,915	$316,782	$1,069,757
Reinvestment of distributions	7,594	12,912	52,629	107,558
Shares redeemed	(169,187)	(297,795)	(1,137,877)	(2,411,162)
Net increase (decrease)	(116,924)	(152,968)	$(768,466)	$(1,233,847)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.65%
Actual		$1,000.00	$1,058.80	$8.45
Hypothetical-C		$1,000.00	$1,016.66	$8.27
Class T	1.90%
Actual		$1,000.00	$1,059.10	$9.73
Hypothetical-C		$1,000.00	$1,015.42	$9.52
Class B	2.40%
Actual		$1,000.00	$1,056.00	$12.27
Hypothetical-C		$1,000.00	$1,012.93	$12.01
Class C	2.40%
Actual		$1,000.00	$1,055.40	$12.27
Hypothetical-C		$1,000.00	$1,012.93	$12.01
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$1,000.00	$1,061.90	$7.18
Hypothetical-C		$1,000.00	$1,017.90	$7.02
Class I	1.40%
Actual		$1,000.00	$1,062.10	$7.18
Hypothetical-C		$1,000.00	$1,017.90	$7.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Advisor® Worldwide Fund - Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016 Class A, Class T, Class B and Class C are classes of Fidelity® Worldwide Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	54.9%
Japan	7.3%
United Kingdom	6.6%
France	3.9%
Canada	3.7%
Germany	3.7%
Ireland	2.2%
Switzerland	1.8%
Sweden	1.6%
Other	14.3%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	51.9%
United Kingdom	8.9%
Japan	6.9%
France	5.5%
Netherlands	3.1%
Switzerland	2.6%
Germany	2.4%
Ireland	1.9%
Canada	1.6%
Other	15.2%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	98.4
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.6	1.5

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Adobe Systems, Inc. (United States of America, Software)	2.8	2.9
Alphabet, Inc. Class A (United States of America, Internet Software & Services)	2.8	3.0
McGraw Hill Financial, Inc. (United States of America, Diversified Financial Services)	1.9	0.8
AutoZone, Inc. (United States of America, Specialty Retail)	1.8	1.4
PayPal Holdings, Inc. (United States of America, IT Services)	1.8	1.2
Kansas City Southern (United States of America, Road & Rail)	1.8	0.0
Bristol-Myers Squibb Co. (United States of America, Pharmaceuticals)	1.8	0.7
MSCI, Inc. Class A (United States of America, Diversified Financial Services)	1.7	0.0
Reynolds American, Inc. (United States of America, Tobacco)	1.7	1.0
Visa, Inc. Class A (United States of America, IT Services)	1.7	1.7
	19.8

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.1	21.9
Financials	16.0	17.0
Consumer Discretionary	14.3	16.1
Health Care	13.5	12.9
Consumer Staples	12.9	10.5
Industrials	12.4	8.4
Energy	5.7	6.1
Telecommunication Services	3.5	2.7
Materials	2.7	2.3
Utilities	0.3	0.6

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 1.1%
1-Page Ltd. (a)	188,555	$138,350
Ansell Ltd. (a)	120,679	1,828,742
Australia & New Zealand Banking Group Ltd.	183,181	3,357,696
Burson Group Ltd.	486,326	1,841,494
Magellan Financial Group Ltd.	81,493	1,332,209
Mantra Group Ltd.	551,523	1,551,597
Ramsay Health Care Ltd.	76,655	3,785,587
Spark Infrastructure Group unit	1,965,824	3,094,059

TOTAL AUSTRALIA		16,929,734

Austria - 0.2%
Andritz AG	28,200	1,579,324
Erste Group Bank AG	65,200	1,875,390

TOTAL AUSTRIA		3,454,714

Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC	332,800	1,547,520
Randgold Resources Ltd. sponsored ADR	16,310	1,639,155
Regus PLC	695,121	2,969,837
Wizz Air Holdings PLC (a)	34,000	933,967
Wolseley PLC	34,027	1,905,923

TOTAL BAILIWICK OF JERSEY		8,996,402

Belgium - 0.7%
Anheuser-Busch InBev SA NV	67,411	8,344,127
KBC Groep NV	55,093	3,093,020

TOTAL BELGIUM		11,437,147

Bermuda - 0.1%
PAX Global Technology Ltd.	1,889,000	1,626,846
Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	52,000	2,279,429
Cenovus Energy, Inc.	916,300	14,525,550
Constellation Software, Inc.	9,200	3,595,384
Franco-Nevada Corp.	19,800	1,389,168
Keyera Corp.	63,000	2,029,035
PrairieSky Royalty Ltd. (b)	897,799	18,904,798
Suncor Energy, Inc.	39,400	1,156,533
The Toronto-Dominion Bank	308,000	13,709,891

TOTAL CANADA		57,589,788

Cayman Islands - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	31,400	2,415,916
Ctrip.com International Ltd. ADR (a)	19,200	837,312
Goodbaby International Holdings Ltd. (a)	5,171,000	2,896,250
Lee's Pharmaceutical Holdings Ltd.	433,629	350,867
New Oriental Education & Technology Group, Inc. sponsored ADR	54,800	2,145,968

TOTAL CAYMAN ISLANDS		8,646,313

Chile - 0.2%
Vina San Pedro SA	357,223,088	3,519,919
China - 0.2%
Jiangsu Hengrui Medicine Co. Ltd.	264,160	1,904,679
Kweichow Moutai Co. Ltd.	41,800	1,621,884

TOTAL CHINA		3,526,563

Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	7,963
Denmark - 0.7%
NNIT A/S	115,550	3,146,661
Novo Nordisk A/S Series B	126,380	7,056,351

TOTAL DENMARK		10,203,012

Finland - 0.3%
Sampo Oyj (A Shares)	94,300	4,117,209
France - 3.9%
Accor SA (b)	101,869	4,512,416
ALTEN	40,600	2,510,408
Altran Technologies SA	155,600	2,308,190
Amundi SA	38,700	1,780,957
Atos Origin SA	28,300	2,518,889
AXA SA	261,900	6,612,869
Capgemini SA	52,200	4,873,179
Cegedim SA (a)	35,010	961,315
Havas SA	308,841	2,584,389
Sanofi SA	31,628	2,606,987
Sodexo SA	25,800	2,605,335
SR Teleperformance SA	18,900	1,696,689
Total SA	262,323	13,258,010
Unibail-Rodamco	9,400	2,518,652
VINCI SA	119,900	8,956,897

TOTAL FRANCE		60,305,182

Germany - 3.7%
adidas AG	39,000	5,028,373
Axel Springer Verlag AG	43,237	2,414,036
Bayer AG	23,400	2,699,513
Beiersdorf AG	15,300	1,372,810
Continental AG	18,000	3,953,171
Deutsche Boerse AG	32,400	2,659,672
Deutsche Telekom AG	197,700	3,470,312
Fresenius SE & Co. KGaA	29,600	2,152,914
GEA Group AG	48,856	2,265,114
KION Group AG	90,889	4,951,767
LEG Immobilien AG	27,743	2,567,101
Nexus AG	47,000	823,405
ProSiebenSat.1 Media AG	70,700	3,604,118
Rational AG	6,700	3,401,308
SAP AG	86,403	6,779,270
Siemens AG	43,936	4,597,826
Symrise AG	39,500	2,616,977
United Internet AG	28,291	1,381,144

TOTAL GERMANY		56,738,831

Greece - 0.1%
Folli Follie SA	59,300	1,221,215
Hong Kong - 1.2%
AIA Group Ltd.	1,415,000	8,468,217
China Resources Beer Holdings Co. Ltd.	1,100,000	2,417,152
Techtronic Industries Co. Ltd.	2,162,500	8,106,499

TOTAL HONG KONG		18,991,868

India - 1.1%
Bharti Infratel Ltd.	667,227	3,766,276
Dr Lal Pathlabs Ltd.	46,973	696,617
HDFC Bank Ltd. (a)	21,187	430,665
HDFC Bank Ltd. sponsored ADR	89,493	5,626,425
Housing Development Finance Corp. Ltd.	385,477	6,316,436
Lupin Ltd.	1,335	32,302

TOTAL INDIA		16,868,721

Indonesia - 0.0%
PT Kino Indonesia Tbk	234,500	86,773
Ireland - 2.2%
Alkermes PLC (a)	159,495	6,339,926
Cairn Homes PLC (a)	1,347,939	1,728,672
CRH PLC	70,100	2,040,113
Dalata Hotel Group PLC (a)	372,400	1,880,071
Green REIT PLC	621,300	1,025,867
Greencore Group PLC	1,373,041	7,238,438
Irish Continental Group PLC unit	7,900	46,586
James Hardie Industries PLC CDI	115,144	1,622,297
Kerry Group PLC Class A	56,100	5,002,159
Medtronic PLC	35,000	2,770,250
Ryanair Holdings PLC sponsored ADR	53,600	4,338,920

TOTAL IRELAND		34,033,299

Isle of Man - 0.4%
Optimal Payments PLC (a)	794,588	4,425,779
Playtech Ltd.	94,225	1,107,610

TOTAL ISLE OF MAN		5,533,389

Israel - 1.2%
Bezeq The Israel Telecommunication Corp. Ltd.	3,079,900	6,569,552
Frutarom Industries Ltd.	66,100	3,387,748
Partner Communications Co. Ltd. (a)	177,040	921,104
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,700	7,661,115

TOTAL ISRAEL		18,539,519

Italy - 0.6%
De Longhi SpA	106,950	2,462,733
Intesa Sanpaolo SpA	1,894,200	5,265,498
Mediaset SpA	189,800	854,109
Telecom Italia SpA (a)	1,187,300	1,159,367

TOTAL ITALY		9,741,707

Japan - 7.3%
A/S One Corp.	67,300	2,426,706
ACOM Co. Ltd. (a)(b)	186,100	970,816
Ain Holdings, Inc.	37,900	1,841,106
Aozora Bank Ltd.	577,000	2,047,205
Asahi Group Holdings	68,700	2,180,335
Astellas Pharma, Inc. (c)	412,200	5,557,525
Broadleaf Co. Ltd.	104,700	1,034,652
Casio Computer Co. Ltd.	134,100	2,551,511
Daiichikosho Co. Ltd.	46,200	1,936,786
Daito Trust Construction Co. Ltd.	14,200	2,008,338
Dentsu, Inc. (c)	78,700	3,998,669
Don Quijote Holdings Co. Ltd.	71,000	2,525,884
Hoya Corp. (c)	98,300	3,764,327
Japan Exchange Group, Inc.	115,400	1,718,680
Japan Tobacco, Inc. (c)	119,400	4,878,438
KDDI Corp. (c)	281,300	8,103,053
Keyence Corp. (c)	4,060	2,433,536
Misumi Group, Inc. (c)	191,700	2,647,334
Mitsubishi UFJ Financial Group, Inc.	507,500	2,342,019
Monex Group, Inc.	844,900	2,179,604
NEC Corp.	458,000	1,114,669
Nidec Corp.	19,300	1,414,189
Nintendo Co. Ltd.	18,300	2,477,839
Nippon Kanzai Co. Ltd.	107,000	1,637,128
Nippon Telegraph & Telephone Corp.	60,300	2,698,445
Olympus Corp. (c)	195,400	7,612,124
ORIX Corp. (c)	495,400	7,007,401
Seven & i Holdings Co. Ltd. (c)	64,400	2,627,677
Seven Bank Ltd. (c)	666,300	2,831,247
Shinsei Bank Ltd.	919,000	1,288,049
Shionogi & Co. Ltd.	57,900	2,955,341
Sony Corp.	231,600	5,609,728
Sundrug Co. Ltd. (c)	39,300	2,792,493
Tsuruha Holdings, Inc. (c)	58,000	5,563,107
United Arrows Ltd.	63,100	2,535,495
VT Holdings Co. Ltd.	280,200	1,415,759
Welcia Holdings Co. Ltd.	76,800	4,056,766

TOTAL JAPAN		112,783,981

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,058,439
Luxembourg - 0.4%
Eurofins Scientific SA	7,900	2,931,322
Grand City Properties SA	100,234	2,213,970
Senvion SA	54,800	963,193

TOTAL LUXEMBOURG		6,108,485

Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	897,396
Netherlands - 1.3%
AerCap Holdings NV (a)	31,800	1,272,318
IMCD Group BV	127,200	5,135,632
ING Groep NV (Certificaten Van Aandelen)	314,600	3,852,689
Unilever NV (Certificaten Van Aandelen) (Bearer)	233,500	10,257,618

TOTAL NETHERLANDS		20,518,257

New Zealand - 0.3%
EBOS Group Ltd.	210,137	2,341,781
Ryman Healthcare Group Ltd.	436,814	2,723,698

TOTAL NEW ZEALAND		5,065,479

Norway - 0.7%
Statoil ASA	602,500	10,604,780
Philippines - 0.2%
D&L Industries, Inc.	8,349,900	1,597,727
SM Investments Corp.	106,630	2,140,081

TOTAL PHILIPPINES		3,737,808

South Africa - 0.7%
Distell Group Ltd.	126,410	1,411,931
EOH Holdings Ltd.	184,122	1,792,038
Naspers Ltd. Class N	54,500	7,477,950

TOTAL SOUTH AFRICA		10,681,919

Spain - 1.0%
Amadeus IT Holding SA Class A	103,000	4,686,942
Atresmedia Corporacion de Medios de Comunicacion SA	108,300	1,409,981
Hispania Activos Inmobiliarios SA (a)	76,100	1,115,370
Inditex SA	126,730	4,068,220
Mediaset Espana Comunicacion SA	183,300	2,380,126
Merlin Properties Socimi SA	162,800	1,892,104

TOTAL SPAIN		15,552,743

Sweden - 1.6%
ASSA ABLOY AB (B Shares)	214,400	4,496,007
Getinge AB (B Shares)	152,600	3,226,654
HEXPOL AB (B Shares) (b)	189,000	1,953,440
Indutrade AB	13,200	740,178
Nordea Bank AB	314,800	3,055,702
Saab AB (B Shares)	65,000	2,223,474
Sandvik AB (b)	142,700	1,464,237
Svenska Cellulosa AB (SCA) (B Shares)	189,000	5,952,107
Svenska Handelsbanken AB (A Shares)	154,000	2,054,384

TOTAL SWEDEN		25,166,183

Switzerland - 1.8%
Chubb Ltd.	14,000	1,650,040
GAM Holding Ltd.	88,177	1,148,976
Julius Baer Group Ltd.	59,790	2,562,347
Novartis AG	83,226	6,333,687
Partners Group Holding AG	15,318	6,307,318
Schindler Holding AG (participation certificate)	10,829	1,972,090
Syngenta AG (Switzerland)	10,848	4,342,366
UBS Group AG	246,320	4,262,391

TOTAL SWITZERLAND		28,579,215

Taiwan - 0.1%
JHL Biotech, Inc. (a)	295,104	797,986
United Kingdom - 6.6%
AA PLC	246,910	1,005,112
Associated British Foods PLC	48,600	2,175,804
B&M European Value Retail S.A.	583,765	2,366,134
BAE Systems PLC	275,100	1,919,279
BCA Marketplace PLC	511,600	1,246,497
BHP Billiton PLC	192,312	2,627,846
BT Group PLC	385,900	2,501,431
Bunzl PLC	127,500	3,798,588
Cineworld Group PLC	138,500	1,048,273
CMC Markets PLC	654,000	2,388,980
Compass Group PLC	131,200	2,336,461
Countryside Properties PLC (a)	263,300	894,476
Diploma PLC	147,500	1,576,526
GlaxoSmithKline PLC	259,900	5,554,702
Hilton Food Group PLC	350,100	2,880,019
Howden Joinery Group PLC	675,800	4,877,979
Imperial Tobacco Group PLC	222,944	12,113,186
ITV PLC	586,400	1,929,555
Lloyds Banking Group PLC	4,388,300	4,307,165
London Stock Exchange Group PLC	10,881	431,334
McCarthy & Stone PLC	298,600	1,012,215
Melrose Industries PLC	98,908	539,491
Micro Focus International PLC	239,300	5,346,197
Moneysupermarket.com Group PLC	393,500	1,804,807
Persimmon PLC	92,000	2,671,041
Reckitt Benckiser Group PLC	54,500	5,309,330
Rex Bionics PLC (a)	100,000	53,332
Rio Tinto PLC	79,100	2,653,512
SABMiller PLC	44,000	2,690,562
Shawbrook Group PLC	574,700	2,406,646
Softcat PLC	114,400	533,226
Spirax-Sarco Engineering PLC	33,846	1,688,857
St. James's Place Capital PLC	318,800	4,038,613
Standard Chartered PLC (United Kingdom)	353,550	2,852,091
Taylor Wimpey PLC	761,900	2,051,720
Virgin Money Holdings Uk PLC	423,100	2,257,094
Vodafone Group PLC	1,878,909	6,053,540
Workspace Group PLC	48,900	596,609

TOTAL UNITED KINGDOM		102,538,230

United States of America - 54.3%
AAON, Inc.	53,000	1,405,560
Activision Blizzard, Inc.	66,000	2,275,020
Acuity Brands, Inc.	22,000	5,365,580
Adobe Systems, Inc. (a)	466,224	43,927,622
Air Products & Chemicals, Inc.	7,000	1,021,230
Alaska Air Group, Inc.	255,400	17,987,822
Albemarle Corp. U.S.	110,000	7,277,600
Alphabet, Inc. Class A	62,000	43,888,560
Amazon.com, Inc. (a)	30,000	19,787,700
American Tower Corp.	237,000	24,856,560
ANSYS, Inc. (a)	91,000	8,260,070
Applied Materials, Inc.	129,000	2,640,630
AT&T, Inc.	335,000	13,004,700
AutoZone, Inc. (a)	37,100	28,390,033
Bats Global Markets, Inc.	39,300	931,803
BlackRock, Inc. Class A	5,000	1,781,650
bluebird bio, Inc. (a)	33,000	1,463,550
Boston Scientific Corp.(a)	225,000	4,932,000
Bristol-Myers Squibb Co.	374,900	27,060,282
Cigna Corp.	17,000	2,355,180
CME Group, Inc.	98,000	9,007,180
Cognizant Technology Solutions Corp. Class A (a)	266,000	15,526,420
ConocoPhillips Co.	361,000	17,252,190
Constellation Brands, Inc. Class A (sub. vtg.)	110,600	17,260,236
Cummins, Inc.	3,000	351,090
CVS Health Corp.	61,000	6,130,500
D.R. Horton, Inc.	118,000	3,547,080
Danaher Corp.	28,300	2,738,025
E*TRADE Financial Corp. (a)	127,000	3,197,860
Edwards Lifesciences Corp. (a)	29,000	3,080,090
Electronic Arts, Inc. (a)	108,000	6,679,800
Equifax, Inc.	17,000	2,044,250
Estee Lauder Companies, Inc. Class A	225,000	21,570,750
Extra Space Storage, Inc.	83,000	7,050,850
Facebook, Inc. Class A (a)	155,500	18,283,690
Gilead Sciences, Inc.	66,000	5,821,860
Global Payments, Inc.	31,400	2,266,452
HealthSouth Corp. warrants 1/17/17 (a)	341	1,231
Hess Corp.	155,000	9,241,100
Home Depot, Inc.	92,000	12,317,880
Intercept Pharmaceuticals, Inc. (a)	44,500	6,707,930
Interpublic Group of Companies, Inc.	191,000	4,381,540
Ionis Pharmaceuticals, Inc. (a)	37,000	1,515,890
J.B. Hunt Transport Services, Inc.	15,000	1,243,200
Kansas City Southern	294,000	27,856,500
Level 3 Communications, Inc. (a)	83,000	4,337,580
Lockheed Martin Corp.	38,000	8,830,440
lululemon athletica, Inc. (a)	48,000	3,146,400
MasterCard, Inc. Class A	225,000	21,822,750
McGraw Hill Financial, Inc.	276,549	29,549,261
Medivation, Inc. (a)	345,082	19,945,740
Molson Coors Brewing Co. Class B	133,400	12,757,042
Monster Beverage Corp.	10,000	1,442,200
MSCI, Inc. Class A	339,300	25,766,442
Newell Brands, Inc.	196,000	8,925,840
NewMarket Corp.	9,140	3,711,388
NIKE, Inc. Class B	214,000	12,613,160
Norfolk Southern Corp.	189,000	17,030,790
Northrop Grumman Corp.	44,000	9,075,440
NVIDIA Corp.	11,900	422,807
O'Reilly Automotive, Inc. (a)	24,000	6,304,320
PACCAR, Inc.	69,000	4,064,790
PayPal Holdings, Inc. (a)	716,000	28,052,880
Phillips 66 Co.	14,000	1,149,540
Post Holdings, Inc. (a)	127,800	9,181,152
Prestige Brands Holdings, Inc. (a)	332,000	18,850,960
Priceline Group, Inc. (a)	5,000	6,718,300
Public Storage	9,000	2,203,290
PVH Corp.	25,000	2,390,000
Raytheon Co.	21,000	2,653,350
Regal Beloit Corp.	30,000	1,932,600
Reynolds American, Inc.	517,000	25,643,200
Salesforce.com, Inc. (a)	125,300	9,497,740
ServiceMaster Global Holdings, Inc. (a)	32,500	1,245,400
Sherwin-Williams Co.	13,000	3,735,030
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,200	766,760
SLM Corp. (a)	72,443	490,439
Southwest Airlines Co.	18,000	802,980
Spectrum Brands Holdings, Inc.	43,000	4,884,800
Spirit Airlines, Inc. (a)	223,900	9,835,927
The NASDAQ OMX Group, Inc.	45,000	2,776,950
Ultragenyx Pharmaceutical, Inc. (a)	21,700	1,467,354
Under Armour, Inc. Class A (sub. vtg.) (a)	10,000	439,400
Union Pacific Corp.	50,000	4,361,500
UnitedHealth Group, Inc.	146,000	19,225,280
Visa, Inc. Class A	330,500	25,527,820
Xylem, Inc.	69,000	2,882,820

TOTAL UNITED STATES OF AMERICA		840,148,608

TOTAL COMMON STOCKS
(Cost $1,334,730,075)		1,536,355,623

Nonconvertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $1,166,878)	369,166	1,425,239

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (e)	25,131,066	25,131,066
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	7,590,746	7,590,746
TOTAL MONEY MARKET FUNDS
(Cost $32,721,812)		32,721,812
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $1,368,618,765)		1,570,502,674
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(22,547,155)
NET ASSETS - 100%		$1,547,955,519

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,425,239 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,860
Fidelity Securities Lending Cash Central Fund	115,427
Total	$168,287

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$218,964,167	$182,404,671	$35,134,257	$1,425,239
Consumer Staples	197,483,050	165,816,646	31,666,404	--
Energy	89,018,932	65,156,142	23,862,790	--
Financials	250,165,204	194,713,004	55,452,200	--
Health Care	206,083,498	161,864,881	44,218,617	--
Industrials	192,772,231	178,650,552	14,121,679	--
Information Technology	283,977,132	265,991,431	17,985,701	--
Materials	41,615,597	34,294,126	7,321,471	--
Telecommunication Services	53,643,799	29,657,651	23,986,148	--
Utilities	4,057,252	4,057,252	--	--
Money Market Funds	32,721,812	32,721,812	--	--
Total Investments in Securities:	$1,570,502,674	$1,315,328,168	$253,749,267	$1,425,239

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$9,091,486
Level 2 to Level 1	$46,637,934

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,029,594) — See accompanying schedule: Unaffiliated issuers (cost $1,335,896,953)	$1,537,780,862
Fidelity Central Funds (cost $32,721,812)	32,721,812
Total Investments (cost $1,368,618,765)		$1,570,502,674
Foreign currency held at value (cost $56,309)		55,661
Receivable for investments sold
Regular delivery		56,537,304
Delayed delivery		3,448,730
Receivable for fund shares sold		748,207
Dividends receivable		3,847,525
Distributions receivable from Fidelity Central Funds		50,420
Prepaid expenses		1,213
Other receivables		57,052
Total assets		1,635,248,786
Liabilities
Payable to custodian bank	$2,570,144
Payable for investments purchased	51,436,354
Payable for fund shares redeemed	24,394,053
Accrued management fee	869,060
Distribution and service plan fees payable	21,526
Other affiliated payables	296,749
Other payables and accrued expenses	114,635
Collateral on securities loaned, at value	7,590,746
Total liabilities		87,293,267
Net Assets		$1,547,955,519
Net Assets consist of:
Paid in capital		$1,389,384,590
Undistributed net investment income		5,568,061
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,853,510)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		201,856,378
Net Assets		$1,547,955,519
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,310,008 ÷ 1,451,507 shares)		$21.57
Maximum offering price per share (100/94.25 of $21.57)		$22.89
Class T:
Net Asset Value and redemption price per share ($12,729,077 ÷ 593,461 shares)		$21.45
Maximum offering price per share (100/96.50 of $21.45)		$22.23
Class B:
Net Asset Value and offering price per share ($260,690 ÷ 12,281 shares)(a)		$21.23
Class C:
Net Asset Value and offering price per share ($11,119,959 ÷ 525,510 shares)(a)		$21.16
Worldwide:
Net Asset Value, offering price and redemption price per share ($1,468,611,488 ÷ 67,368,997 shares)		$21.80
Class I:
Net Asset Value, offering price and redemption price per share ($23,924,297 ÷ 1,102,338 shares)		$21.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$15,209,013
Interest		2,357
Income from Fidelity Central Funds		168,287
Income before foreign taxes withheld		15,379,657
Less foreign taxes withheld		(836,245)
Total income		14,543,412
Expenses
Management fee
Basic fee	$5,237,370
Performance adjustment	226,333
Transfer agent fees	1,535,248
Distribution and service plan fees	126,742
Accounting and security lending fees	243,129
Custodian fees and expenses	82,458
Independent trustees' compensation	3,434
Registration fees	83,611
Audit	68,029
Legal	3,483
Miscellaneous	5,229
Total expenses before reductions	7,615,066
Expense reductions	(26,777)	7,588,289
Net investment income (loss)		6,955,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,129)	(43,599,935)
Foreign currency transactions	348,368
Total net realized gain (loss)		(43,251,567)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $31,438)	1,538,838
Assets and liabilities in foreign currencies	(102,488)
Total change in net unrealized appreciation (depreciation)		1,436,350
Net gain (loss)		(41,815,217)
Net increase (decrease) in net assets resulting from operations		$(34,860,094)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,955,123	$8,944,137
Net realized gain (loss)	(43,251,567)	60,531,683
Change in net unrealized appreciation (depreciation)	1,436,350	(24,468,691)
Net increase (decrease) in net assets resulting from operations	(34,860,094)	45,007,129
Distributions to shareholders from net investment income	(9,278,911)	(4,942,326)
Distributions to shareholders from net realized gain	(52,672,015)	(154,486,836)
Total distributions	(61,950,926)	(159,429,162)
Share transactions - net increase (decrease)	20,375,577	128,269,740
Redemption fees	6,138	21,658
Total increase (decrease) in net assets	(76,429,305)	13,869,365
Net Assets
Beginning of period	1,624,384,824	1,610,515,459
End of period (including undistributed net investment income of $5,568,061 and undistributed net investment income of $7,891,849, respectively)	$1,547,955,519	$1,624,384,824

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.88	$24.64	$25.18	$19.69	$17.89	$17.50
Income from Investment Operations
Net investment income (loss)A	.06	.06	.02	.02	.10	.05
Net realized and unrealized gain (loss)	(.55)	.58	1.46	5.66	1.72	.47
Total from investment operations	(.49)	.64	1.48	5.68	1.82	.52
Distributions from net investment income	(.07)	–	(.04)	(.11)	(.02)	(.08)
Distributions from net realized gain	(.75)	(2.40)	(1.98)	(.08)	–	(.05)
Total distributions	(.82)	(2.40)	(2.02)	(.19)	(.02)	(.13)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.57	$22.88	$24.64	$25.18	$19.69	$17.89
Total ReturnC,D,E	(2.27)%	2.73%	6.29%	29.10%	10.20%	2.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%H	1.27%	1.31%	1.45%	1.43%	1.41%
Expenses net of fee waivers, if any	1.27%H	1.26%	1.31%	1.45%	1.43%	1.40%
Expenses net of all reductions	1.27%H	1.26%	1.31%	1.42%	1.41%	1.38%
Net investment income (loss)	.60%H	.27%	.10%	.09%	.52%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$31,310	$31,043	$33,788	$28,661	$18,723	$13,153
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.72	$24.49	$25.05	$19.61	$17.83	$17.46
Income from Investment Operations
Net investment income (loss)A	.03	(.01)	(.04)	(.04)	.05	.01
Net realized and unrealized gain (loss)	(.55)	.57	1.46	5.63	1.73	.45
Total from investment operations	(.52)	.56	1.42	5.59	1.78	.46
Distributions from net investment income	–	–	–	(.07)	–	(.04)
Distributions from net realized gain	(.75)	(2.33)	(1.98)	(.08)	–	(.05)
Total distributions	(.75)	(2.33)	(1.98)	(.15)	–	(.09)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.45	$22.72	$24.49	$25.05	$19.61	$17.83
Total ReturnC,D,E	(2.38)%	2.36%	6.05%	28.73%	9.98%	2.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.57%	1.58%	1.71%	1.68%	1.66%
Expenses net of fee waivers, if any	1.57%H	1.56%	1.58%	1.70%	1.68%	1.65%
Expenses net of all reductions	1.57%H	1.56%	1.58%	1.68%	1.66%	1.63%
Net investment income (loss)	.30%H	(.04)%	(.17)%	(.16)%	.26%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$12,729	$13,055	$12,160	$9,822	$5,550	$2,187
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.55	$24.21	$24.82	$19.44	$17.77	$17.39
Income from Investment Operations
Net investment income (loss)A	(.02)	(.13)	(.17)	(.14)	(.04)	(.09)
Net realized and unrealized gain (loss)	(.55)	.57	1.45	5.59	1.71	.47
Total from investment operations	(.57)	.44	1.28	5.45	1.67	.38
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.75)	(2.10)	(1.89)	(.07)	–	–
Total distributions	(.75)	(2.10)	(1.89)	(.07)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.23	$22.55	$24.21	$24.82	$19.44	$17.77
Total ReturnC,D,E	(2.65)%	1.88%	5.49%	28.13%	9.40%	2.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.06%H	2.08%	2.09%	2.19%	2.18%	2.16%
Expenses net of fee waivers, if any	2.06%H	2.08%	2.09%	2.19%	2.18%	2.16%
Expenses net of all reductions	2.06%H	2.07%	2.09%	2.17%	2.16%	2.13%
Net investment income (loss)	(.19)%H	(.55)%	(.68)%	(.65)%	(.23)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$261	$367	$573	$710	$304	$256
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.48	$24.12	$24.78	$19.41	$17.74	$17.36
Income from Investment Operations
Net investment income (loss)A	(.02)	(.12)	(.15)	(.14)	(.04)	(.09)
Net realized and unrealized gain (loss)	(.55)	.57	1.44	5.58	1.71	.47
Total from investment operations	(.57)	.45	1.29	5.44	1.67	.38
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.75)	(2.09)	(1.95)	(.07)	–	–
Total distributions	(.75)	(2.09)	(1.95)	(.07)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.16	$22.48	$24.12	$24.78	$19.41	$17.74
Total ReturnC,D,E	(2.66)%	1.90%	5.55%	28.12%	9.41%	2.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.06%H	2.07%	2.04%	2.15%	2.18%	2.16%
Expenses net of fee waivers, if any	2.06%H	2.07%	2.04%	2.14%	2.18%	2.15%
Expenses net of all reductions	2.06%H	2.06%	2.03%	2.12%	2.16%	2.13%
Net investment income (loss)	(.19)%H	(.54)%	(.63)%	(.60)%	(.23)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,120	$11,231	$9,229	$10,778	$1,726	$1,297
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.14	$24.92	$25.41	$19.85	$18.02	$17.58
Income from Investment Operations
Net investment income (loss)A	.10	.13	.11	.10	.16	.11
Net realized and unrealized gain (loss)	(.55)	.58	1.47	5.70	1.74	.48
Total from investment operations	(.45)	.71	1.58	5.80	1.90	.59
Distributions from net investment income	(.14)	(.08)	(.09)	(.16)	(.07)	(.10)
Distributions from net realized gain	(.75)	(2.41)	(1.98)	(.08)	–	(.05)
Total distributions	(.89)	(2.49)	(2.07)	(.24)	(.07)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.80	$23.14	$24.92	$25.41	$19.85	$18.02
Total ReturnC,D	(2.08)%	3.01%	6.64%	29.54%	10.56%	3.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G	.96%	.98%	1.11%	1.11%	1.08%
Expenses net of fee waivers, if any	.96%G	.96%	.97%	1.11%	1.11%	1.08%
Expenses net of all reductions	.95%G	.95%	.97%	1.08%	1.09%	1.05%
Net investment income (loss)	.91%G	.57%	.44%	.43%	.84%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,468,611	$1,543,516	$1,535,658	$1,464,415	$1,081,240	$1,114,694
Portfolio turnover rateH	124%G	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.03	$24.81	$25.31	$19.78	$17.98	$17.57
Income from Investment Operations
Net investment income (loss)A	.09	.13	.10	.08	.14	.10
Net realized and unrealized gain (loss)	(.56)	.58	1.47	5.68	1.74	.47
Total from investment operations	(.47)	.71	1.57	5.76	1.88	.57
Distributions from net investment income	(.11)	(.07)	(.09)	(.15)	(.08)	(.11)
Distributions from net realized gain	(.75)	(2.41)	(1.98)	(.08)	–	(.05)
Total distributions	(.86)	(2.49)B	(2.07)	(.23)	(.08)	(.16)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$21.70	$23.03	$24.81	$25.31	$19.78	$17.98
Total ReturnD,E	(2.17)%	3.00%	6.63%	29.44%	10.49%	3.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	.98%	1.01%	1.17%	1.18%	1.13%
Expenses net of fee waivers, if any	1.05%H	.98%	1.01%	1.17%	1.18%	1.13%
Expenses net of all reductions	1.05%H	.97%	1.00%	1.14%	1.16%	1.10%
Net investment income (loss)	.82%H	.55%	.40%	.37%	.77%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$23,924	$25,173	$19,107	$10,639	$4,291	$3,086
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$244,600,092
Gross unrealized depreciation	(44,752,721)
Net unrealized appreciation (depreciation) on securities	$199,847,371
Tax cost	$1,370,655,303

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $959,804,322 and $977,150,164, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$38,402	$948
Class T	.25%	.25%	31,350	111
Class B	.75%	.25%	1,507	1,130
Class C	.75%	.25%	55,483	14,385
			$126,742	$16,574

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,190
Class T	2,320
Class B(a)	69
Class C(a)	1,068
$12,647

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39,375.26
Class T	19,127.30
Class B	451.30
Class C	16,541.30
Worldwide	1,424,795.19
Class I	34,959.29
	$1,535,248

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,611 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,379 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $115,427. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,702 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $297.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,778.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$95,208	$–
Class T	2,313	–
Worldwide	9,064,407	4,895,242
Class I	116,983	47,084
Total	$9,278,911	$4,942,326
From net realized gain
Class A	$1,050,091	$3,318,115
Class T	433,754	1,143,314
Class B	11,494	47,493
Class C	384,211	790,219
Worldwide	49,987,535	147,652,391
Class I	804,930	1,535,304
Total	$52,672,015	$154,486,836

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	230,209	416,197	$4,950,696	$9,650,572
Reinvestment of distributions	49,536	143,319	1,105,146	3,239,009
Shares redeemed	(185,147)	(573,622)	(3,904,065)	(12,962,950)
Net increase (decrease)	94,598	(14,106)	$2,151,777	$(73,369)
Class T
Shares sold	57,758	129,216	$1,237,003	$2,974,281
Reinvestment of distributions	19,370	50,075	430,197	1,126,698
Shares redeemed	(58,217)	(101,388)	(1,245,210)	(2,303,572)
Net increase (decrease)	18,911	77,903	$421,990	$1,797,407
Class B
Shares sold	457	3,860	$8,675	$90,877
Reinvestment of distributions	487	1,857	10,726	41,646
Shares redeemed	(4,925)	(13,140)	(103,223)	(300,445)
Net increase (decrease)	(3,981)	(7,423)	$(83,822)	$(167,922)
Class C
Shares sold	71,518	216,209	$1,499,591	$4,944,508
Reinvestment of distributions	15,568	31,721	341,870	709,279
Shares redeemed	(61,233)	(130,941)	(1,257,272)	(2,958,600)
Net increase (decrease)	25,853	116,989	$584,189	$2,695,187
Worldwide
Shares sold	4,864,505	10,346,856	$104,200,239	$242,784,559
Reinvestment of distributions	2,542,668	6,500,654	57,260,887	148,214,908
Shares redeemed	(6,730,731)	(11,769,221)	(144,609,657)	(274,209,696)
Net increase (decrease)	676,442	5,078,289	$16,851,469	$116,789,771
Class I
Shares sold	286,917	842,969	$6,199,126	$19,464,651
Reinvestment of distributions	28,687	64,929	643,439	1,473,244
Shares redeemed	(306,329)	(584,975)	(6,392,591)	(13,709,229)
Net increase (decrease)	9,275	322,923	$449,974	$7,228,666

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.27%
Actual		$1,000.00	$977.30	$6.24
Hypothetical-C		$1,000.00	$1,018.55	$6.37
Class T	1.57%
Actual		$1,000.00	$976.20	$7.71
Hypothetical-C		$1,000.00	$1,017.06	$7.87
Class B	2.06%
Actual		$1,000.00	$973.50	$10.11
Hypothetical-C		$1,000.00	$1,014.62	$10.32
Class C	2.06%
Actual		$1,000.00	$973.40	$10.11
Hypothetical-C		$1,000.00	$1,014.62	$10.32
Worldwide	.96%
Actual		$1,000.00	$979.20	$4.72
Hypothetical-C		$1,000.00	$1,020.09	$4.82
Class I	1.05%
Actual		$1,000.00	$978.30	$5.16
Hypothetical-C		$1,000.00	$1,019.64	$5.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AWLD-SANN-0616
1.883450.107

Fidelity Advisor® Worldwide Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Worldwide Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	54.9%
Japan	7.3%
United Kingdom	6.6%
France	3.9%
Canada	3.7%
Germany	3.7%
Ireland	2.2%
Switzerland	1.8%
Sweden	1.6%
Other	14.3%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	51.9%
United Kingdom	8.9%
Japan	6.9%
France	5.5%
Netherlands	3.1%
Switzerland	2.6%
Germany	2.4%
Ireland	1.9%
Canada	1.6%
Other	15.2%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.4	98.4
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.6	1.5

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Adobe Systems, Inc. (United States of America, Software)	2.8	2.9
Alphabet, Inc. Class A (United States of America, Internet Software & Services)	2.8	3.0
McGraw Hill Financial, Inc. (United States of America, Diversified Financial Services)	1.9	0.8
AutoZone, Inc. (United States of America, Specialty Retail)	1.8	1.4
PayPal Holdings, Inc. (United States of America, IT Services)	1.8	1.2
Kansas City Southern (United States of America, Road & Rail)	1.8	0.0
Bristol-Myers Squibb Co. (United States of America, Pharmaceuticals)	1.8	0.7
MSCI, Inc. Class A (United States of America, Diversified Financial Services)	1.7	0.0
Reynolds American, Inc. (United States of America, Tobacco)	1.7	1.0
Visa, Inc. Class A (United States of America, IT Services)	1.7	1.7
	19.8

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.1	21.9
Financials	16.0	17.0
Consumer Discretionary	14.3	16.1
Health Care	13.5	12.9
Consumer Staples	12.9	10.5
Industrials	12.4	8.4
Energy	5.7	6.1
Telecommunication Services	3.5	2.7
Materials	2.7	2.3
Utilities	0.3	0.6

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 1.1%
1-Page Ltd. (a)	188,555	$138,350
Ansell Ltd. (a)	120,679	1,828,742
Australia & New Zealand Banking Group Ltd.	183,181	3,357,696
Burson Group Ltd.	486,326	1,841,494
Magellan Financial Group Ltd.	81,493	1,332,209
Mantra Group Ltd.	551,523	1,551,597
Ramsay Health Care Ltd.	76,655	3,785,587
Spark Infrastructure Group unit	1,965,824	3,094,059

TOTAL AUSTRALIA		16,929,734

Austria - 0.2%
Andritz AG	28,200	1,579,324
Erste Group Bank AG	65,200	1,875,390

TOTAL AUSTRIA		3,454,714

Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC	332,800	1,547,520
Randgold Resources Ltd. sponsored ADR	16,310	1,639,155
Regus PLC	695,121	2,969,837
Wizz Air Holdings PLC (a)	34,000	933,967
Wolseley PLC	34,027	1,905,923

TOTAL BAILIWICK OF JERSEY		8,996,402

Belgium - 0.7%
Anheuser-Busch InBev SA NV	67,411	8,344,127
KBC Groep NV	55,093	3,093,020

TOTAL BELGIUM		11,437,147

Bermuda - 0.1%
PAX Global Technology Ltd.	1,889,000	1,626,846
Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	52,000	2,279,429
Cenovus Energy, Inc.	916,300	14,525,550
Constellation Software, Inc.	9,200	3,595,384
Franco-Nevada Corp.	19,800	1,389,168
Keyera Corp.	63,000	2,029,035
PrairieSky Royalty Ltd. (b)	897,799	18,904,798
Suncor Energy, Inc.	39,400	1,156,533
The Toronto-Dominion Bank	308,000	13,709,891

TOTAL CANADA		57,589,788

Cayman Islands - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	31,400	2,415,916
Ctrip.com International Ltd. ADR (a)	19,200	837,312
Goodbaby International Holdings Ltd. (a)	5,171,000	2,896,250
Lee's Pharmaceutical Holdings Ltd.	433,629	350,867
New Oriental Education & Technology Group, Inc. sponsored ADR	54,800	2,145,968

TOTAL CAYMAN ISLANDS		8,646,313

Chile - 0.2%
Vina San Pedro SA	357,223,088	3,519,919
China - 0.2%
Jiangsu Hengrui Medicine Co. Ltd.	264,160	1,904,679
Kweichow Moutai Co. Ltd.	41,800	1,621,884

TOTAL CHINA		3,526,563

Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	7,963
Denmark - 0.7%
NNIT A/S	115,550	3,146,661
Novo Nordisk A/S Series B	126,380	7,056,351

TOTAL DENMARK		10,203,012

Finland - 0.3%
Sampo Oyj (A Shares)	94,300	4,117,209
France - 3.9%
Accor SA (b)	101,869	4,512,416
ALTEN	40,600	2,510,408
Altran Technologies SA	155,600	2,308,190
Amundi SA	38,700	1,780,957
Atos Origin SA	28,300	2,518,889
AXA SA	261,900	6,612,869
Capgemini SA	52,200	4,873,179
Cegedim SA (a)	35,010	961,315
Havas SA	308,841	2,584,389
Sanofi SA	31,628	2,606,987
Sodexo SA	25,800	2,605,335
SR Teleperformance SA	18,900	1,696,689
Total SA	262,323	13,258,010
Unibail-Rodamco	9,400	2,518,652
VINCI SA	119,900	8,956,897

TOTAL FRANCE		60,305,182

Germany - 3.7%
adidas AG	39,000	5,028,373
Axel Springer Verlag AG	43,237	2,414,036
Bayer AG	23,400	2,699,513
Beiersdorf AG	15,300	1,372,810
Continental AG	18,000	3,953,171
Deutsche Boerse AG	32,400	2,659,672
Deutsche Telekom AG	197,700	3,470,312
Fresenius SE & Co. KGaA	29,600	2,152,914
GEA Group AG	48,856	2,265,114
KION Group AG	90,889	4,951,767
LEG Immobilien AG	27,743	2,567,101
Nexus AG	47,000	823,405
ProSiebenSat.1 Media AG	70,700	3,604,118
Rational AG	6,700	3,401,308
SAP AG	86,403	6,779,270
Siemens AG	43,936	4,597,826
Symrise AG	39,500	2,616,977
United Internet AG	28,291	1,381,144

TOTAL GERMANY		56,738,831

Greece - 0.1%
Folli Follie SA	59,300	1,221,215
Hong Kong - 1.2%
AIA Group Ltd.	1,415,000	8,468,217
China Resources Beer Holdings Co. Ltd.	1,100,000	2,417,152
Techtronic Industries Co. Ltd.	2,162,500	8,106,499

TOTAL HONG KONG		18,991,868

India - 1.1%
Bharti Infratel Ltd.	667,227	3,766,276
Dr Lal Pathlabs Ltd.	46,973	696,617
HDFC Bank Ltd. (a)	21,187	430,665
HDFC Bank Ltd. sponsored ADR	89,493	5,626,425
Housing Development Finance Corp. Ltd.	385,477	6,316,436
Lupin Ltd.	1,335	32,302

TOTAL INDIA		16,868,721

Indonesia - 0.0%
PT Kino Indonesia Tbk	234,500	86,773
Ireland - 2.2%
Alkermes PLC (a)	159,495	6,339,926
Cairn Homes PLC (a)	1,347,939	1,728,672
CRH PLC	70,100	2,040,113
Dalata Hotel Group PLC (a)	372,400	1,880,071
Green REIT PLC	621,300	1,025,867
Greencore Group PLC	1,373,041	7,238,438
Irish Continental Group PLC unit	7,900	46,586
James Hardie Industries PLC CDI	115,144	1,622,297
Kerry Group PLC Class A	56,100	5,002,159
Medtronic PLC	35,000	2,770,250
Ryanair Holdings PLC sponsored ADR	53,600	4,338,920

TOTAL IRELAND		34,033,299

Isle of Man - 0.4%
Optimal Payments PLC (a)	794,588	4,425,779
Playtech Ltd.	94,225	1,107,610

TOTAL ISLE OF MAN		5,533,389

Israel - 1.2%
Bezeq The Israel Telecommunication Corp. Ltd.	3,079,900	6,569,552
Frutarom Industries Ltd.	66,100	3,387,748
Partner Communications Co. Ltd. (a)	177,040	921,104
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,700	7,661,115

TOTAL ISRAEL		18,539,519

Italy - 0.6%
De Longhi SpA	106,950	2,462,733
Intesa Sanpaolo SpA	1,894,200	5,265,498
Mediaset SpA	189,800	854,109
Telecom Italia SpA (a)	1,187,300	1,159,367

TOTAL ITALY		9,741,707

Japan - 7.3%
A/S One Corp.	67,300	2,426,706
ACOM Co. Ltd. (a)(b)	186,100	970,816
Ain Holdings, Inc.	37,900	1,841,106
Aozora Bank Ltd.	577,000	2,047,205
Asahi Group Holdings	68,700	2,180,335
Astellas Pharma, Inc. (c)	412,200	5,557,525
Broadleaf Co. Ltd.	104,700	1,034,652
Casio Computer Co. Ltd.	134,100	2,551,511
Daiichikosho Co. Ltd.	46,200	1,936,786
Daito Trust Construction Co. Ltd.	14,200	2,008,338
Dentsu, Inc. (c)	78,700	3,998,669
Don Quijote Holdings Co. Ltd.	71,000	2,525,884
Hoya Corp. (c)	98,300	3,764,327
Japan Exchange Group, Inc.	115,400	1,718,680
Japan Tobacco, Inc. (c)	119,400	4,878,438
KDDI Corp. (c)	281,300	8,103,053
Keyence Corp. (c)	4,060	2,433,536
Misumi Group, Inc. (c)	191,700	2,647,334
Mitsubishi UFJ Financial Group, Inc.	507,500	2,342,019
Monex Group, Inc.	844,900	2,179,604
NEC Corp.	458,000	1,114,669
Nidec Corp.	19,300	1,414,189
Nintendo Co. Ltd.	18,300	2,477,839
Nippon Kanzai Co. Ltd.	107,000	1,637,128
Nippon Telegraph & Telephone Corp.	60,300	2,698,445
Olympus Corp. (c)	195,400	7,612,124
ORIX Corp. (c)	495,400	7,007,401
Seven & i Holdings Co. Ltd. (c)	64,400	2,627,677
Seven Bank Ltd. (c)	666,300	2,831,247
Shinsei Bank Ltd.	919,000	1,288,049
Shionogi & Co. Ltd.	57,900	2,955,341
Sony Corp.	231,600	5,609,728
Sundrug Co. Ltd. (c)	39,300	2,792,493
Tsuruha Holdings, Inc. (c)	58,000	5,563,107
United Arrows Ltd.	63,100	2,535,495
VT Holdings Co. Ltd.	280,200	1,415,759
Welcia Holdings Co. Ltd.	76,800	4,056,766

TOTAL JAPAN		112,783,981

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,058,439
Luxembourg - 0.4%
Eurofins Scientific SA	7,900	2,931,322
Grand City Properties SA	100,234	2,213,970
Senvion SA	54,800	963,193

TOTAL LUXEMBOURG		6,108,485

Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	897,396
Netherlands - 1.3%
AerCap Holdings NV (a)	31,800	1,272,318
IMCD Group BV	127,200	5,135,632
ING Groep NV (Certificaten Van Aandelen)	314,600	3,852,689
Unilever NV (Certificaten Van Aandelen) (Bearer)	233,500	10,257,618

TOTAL NETHERLANDS		20,518,257

New Zealand - 0.3%
EBOS Group Ltd.	210,137	2,341,781
Ryman Healthcare Group Ltd.	436,814	2,723,698

TOTAL NEW ZEALAND		5,065,479

Norway - 0.7%
Statoil ASA	602,500	10,604,780
Philippines - 0.2%
D&L Industries, Inc.	8,349,900	1,597,727
SM Investments Corp.	106,630	2,140,081

TOTAL PHILIPPINES		3,737,808

South Africa - 0.7%
Distell Group Ltd.	126,410	1,411,931
EOH Holdings Ltd.	184,122	1,792,038
Naspers Ltd. Class N	54,500	7,477,950

TOTAL SOUTH AFRICA		10,681,919

Spain - 1.0%
Amadeus IT Holding SA Class A	103,000	4,686,942
Atresmedia Corporacion de Medios de Comunicacion SA	108,300	1,409,981
Hispania Activos Inmobiliarios SA (a)	76,100	1,115,370
Inditex SA	126,730	4,068,220
Mediaset Espana Comunicacion SA	183,300	2,380,126
Merlin Properties Socimi SA	162,800	1,892,104

TOTAL SPAIN		15,552,743

Sweden - 1.6%
ASSA ABLOY AB (B Shares)	214,400	4,496,007
Getinge AB (B Shares)	152,600	3,226,654
HEXPOL AB (B Shares) (b)	189,000	1,953,440
Indutrade AB	13,200	740,178
Nordea Bank AB	314,800	3,055,702
Saab AB (B Shares)	65,000	2,223,474
Sandvik AB (b)	142,700	1,464,237
Svenska Cellulosa AB (SCA) (B Shares)	189,000	5,952,107
Svenska Handelsbanken AB (A Shares)	154,000	2,054,384

TOTAL SWEDEN		25,166,183

Switzerland - 1.8%
Chubb Ltd.	14,000	1,650,040
GAM Holding Ltd.	88,177	1,148,976
Julius Baer Group Ltd.	59,790	2,562,347
Novartis AG	83,226	6,333,687
Partners Group Holding AG	15,318	6,307,318
Schindler Holding AG (participation certificate)	10,829	1,972,090
Syngenta AG (Switzerland)	10,848	4,342,366
UBS Group AG	246,320	4,262,391

TOTAL SWITZERLAND		28,579,215

Taiwan - 0.1%
JHL Biotech, Inc. (a)	295,104	797,986
United Kingdom - 6.6%
AA PLC	246,910	1,005,112
Associated British Foods PLC	48,600	2,175,804
B&M European Value Retail S.A.	583,765	2,366,134
BAE Systems PLC	275,100	1,919,279
BCA Marketplace PLC	511,600	1,246,497
BHP Billiton PLC	192,312	2,627,846
BT Group PLC	385,900	2,501,431
Bunzl PLC	127,500	3,798,588
Cineworld Group PLC	138,500	1,048,273
CMC Markets PLC	654,000	2,388,980
Compass Group PLC	131,200	2,336,461
Countryside Properties PLC (a)	263,300	894,476
Diploma PLC	147,500	1,576,526
GlaxoSmithKline PLC	259,900	5,554,702
Hilton Food Group PLC	350,100	2,880,019
Howden Joinery Group PLC	675,800	4,877,979
Imperial Tobacco Group PLC	222,944	12,113,186
ITV PLC	586,400	1,929,555
Lloyds Banking Group PLC	4,388,300	4,307,165
London Stock Exchange Group PLC	10,881	431,334
McCarthy & Stone PLC	298,600	1,012,215
Melrose Industries PLC	98,908	539,491
Micro Focus International PLC	239,300	5,346,197
Moneysupermarket.com Group PLC	393,500	1,804,807
Persimmon PLC	92,000	2,671,041
Reckitt Benckiser Group PLC	54,500	5,309,330
Rex Bionics PLC (a)	100,000	53,332
Rio Tinto PLC	79,100	2,653,512
SABMiller PLC	44,000	2,690,562
Shawbrook Group PLC	574,700	2,406,646
Softcat PLC	114,400	533,226
Spirax-Sarco Engineering PLC	33,846	1,688,857
St. James's Place Capital PLC	318,800	4,038,613
Standard Chartered PLC (United Kingdom)	353,550	2,852,091
Taylor Wimpey PLC	761,900	2,051,720
Virgin Money Holdings Uk PLC	423,100	2,257,094
Vodafone Group PLC	1,878,909	6,053,540
Workspace Group PLC	48,900	596,609

TOTAL UNITED KINGDOM		102,538,230

United States of America - 54.3%
AAON, Inc.	53,000	1,405,560
Activision Blizzard, Inc.	66,000	2,275,020
Acuity Brands, Inc.	22,000	5,365,580
Adobe Systems, Inc. (a)	466,224	43,927,622
Air Products & Chemicals, Inc.	7,000	1,021,230
Alaska Air Group, Inc.	255,400	17,987,822
Albemarle Corp. U.S.	110,000	7,277,600
Alphabet, Inc. Class A	62,000	43,888,560
Amazon.com, Inc. (a)	30,000	19,787,700
American Tower Corp.	237,000	24,856,560
ANSYS, Inc. (a)	91,000	8,260,070
Applied Materials, Inc.	129,000	2,640,630
AT&T, Inc.	335,000	13,004,700
AutoZone, Inc. (a)	37,100	28,390,033
Bats Global Markets, Inc.	39,300	931,803
BlackRock, Inc. Class A	5,000	1,781,650
bluebird bio, Inc. (a)	33,000	1,463,550
Boston Scientific Corp.(a)	225,000	4,932,000
Bristol-Myers Squibb Co.	374,900	27,060,282
Cigna Corp.	17,000	2,355,180
CME Group, Inc.	98,000	9,007,180
Cognizant Technology Solutions Corp. Class A (a)	266,000	15,526,420
ConocoPhillips Co.	361,000	17,252,190
Constellation Brands, Inc. Class A (sub. vtg.)	110,600	17,260,236
Cummins, Inc.	3,000	351,090
CVS Health Corp.	61,000	6,130,500
D.R. Horton, Inc.	118,000	3,547,080
Danaher Corp.	28,300	2,738,025
E*TRADE Financial Corp. (a)	127,000	3,197,860
Edwards Lifesciences Corp. (a)	29,000	3,080,090
Electronic Arts, Inc. (a)	108,000	6,679,800
Equifax, Inc.	17,000	2,044,250
Estee Lauder Companies, Inc. Class A	225,000	21,570,750
Extra Space Storage, Inc.	83,000	7,050,850
Facebook, Inc. Class A (a)	155,500	18,283,690
Gilead Sciences, Inc.	66,000	5,821,860
Global Payments, Inc.	31,400	2,266,452
HealthSouth Corp. warrants 1/17/17 (a)	341	1,231
Hess Corp.	155,000	9,241,100
Home Depot, Inc.	92,000	12,317,880
Intercept Pharmaceuticals, Inc. (a)	44,500	6,707,930
Interpublic Group of Companies, Inc.	191,000	4,381,540
Ionis Pharmaceuticals, Inc. (a)	37,000	1,515,890
J.B. Hunt Transport Services, Inc.	15,000	1,243,200
Kansas City Southern	294,000	27,856,500
Level 3 Communications, Inc. (a)	83,000	4,337,580
Lockheed Martin Corp.	38,000	8,830,440
lululemon athletica, Inc. (a)	48,000	3,146,400
MasterCard, Inc. Class A	225,000	21,822,750
McGraw Hill Financial, Inc.	276,549	29,549,261
Medivation, Inc. (a)	345,082	19,945,740
Molson Coors Brewing Co. Class B	133,400	12,757,042
Monster Beverage Corp.	10,000	1,442,200
MSCI, Inc. Class A	339,300	25,766,442
Newell Brands, Inc.	196,000	8,925,840
NewMarket Corp.	9,140	3,711,388
NIKE, Inc. Class B	214,000	12,613,160
Norfolk Southern Corp.	189,000	17,030,790
Northrop Grumman Corp.	44,000	9,075,440
NVIDIA Corp.	11,900	422,807
O'Reilly Automotive, Inc. (a)	24,000	6,304,320
PACCAR, Inc.	69,000	4,064,790
PayPal Holdings, Inc. (a)	716,000	28,052,880
Phillips 66 Co.	14,000	1,149,540
Post Holdings, Inc. (a)	127,800	9,181,152
Prestige Brands Holdings, Inc. (a)	332,000	18,850,960
Priceline Group, Inc. (a)	5,000	6,718,300
Public Storage	9,000	2,203,290
PVH Corp.	25,000	2,390,000
Raytheon Co.	21,000	2,653,350
Regal Beloit Corp.	30,000	1,932,600
Reynolds American, Inc.	517,000	25,643,200
Salesforce.com, Inc. (a)	125,300	9,497,740
ServiceMaster Global Holdings, Inc. (a)	32,500	1,245,400
Sherwin-Williams Co.	13,000	3,735,030
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,200	766,760
SLM Corp. (a)	72,443	490,439
Southwest Airlines Co.	18,000	802,980
Spectrum Brands Holdings, Inc.	43,000	4,884,800
Spirit Airlines, Inc. (a)	223,900	9,835,927
The NASDAQ OMX Group, Inc.	45,000	2,776,950
Ultragenyx Pharmaceutical, Inc. (a)	21,700	1,467,354
Under Armour, Inc. Class A (sub. vtg.) (a)	10,000	439,400
Union Pacific Corp.	50,000	4,361,500
UnitedHealth Group, Inc.	146,000	19,225,280
Visa, Inc. Class A	330,500	25,527,820
Xylem, Inc.	69,000	2,882,820

TOTAL UNITED STATES OF AMERICA		840,148,608

TOTAL COMMON STOCKS
(Cost $1,334,730,075)		1,536,355,623

Nonconvertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $1,166,878)	369,166	1,425,239

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (e)	25,131,066	25,131,066
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	7,590,746	7,590,746
TOTAL MONEY MARKET FUNDS
(Cost $32,721,812)		32,721,812
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $1,368,618,765)		1,570,502,674
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(22,547,155)
NET ASSETS - 100%		$1,547,955,519

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,425,239 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,860
Fidelity Securities Lending Cash Central Fund	115,427
Total	$168,287

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$218,964,167	$182,404,671	$35,134,257	$1,425,239
Consumer Staples	197,483,050	165,816,646	31,666,404	--
Energy	89,018,932	65,156,142	23,862,790	--
Financials	250,165,204	194,713,004	55,452,200	--
Health Care	206,083,498	161,864,881	44,218,617	--
Industrials	192,772,231	178,650,552	14,121,679	--
Information Technology	283,977,132	265,991,431	17,985,701	--
Materials	41,615,597	34,294,126	7,321,471	--
Telecommunication Services	53,643,799	29,657,651	23,986,148	--
Utilities	4,057,252	4,057,252	--	--
Money Market Funds	32,721,812	32,721,812	--	--
Total Investments in Securities:	$1,570,502,674	$1,315,328,168	$253,749,267	$1,425,239

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$9,091,486
Level 2 to Level 1	$46,637,934

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,029,594) — See accompanying schedule: Unaffiliated issuers (cost $1,335,896,953)	$1,537,780,862
Fidelity Central Funds (cost $32,721,812)	32,721,812
Total Investments (cost $1,368,618,765)		$1,570,502,674
Foreign currency held at value (cost $56,309)		55,661
Receivable for investments sold
Regular delivery		56,537,304
Delayed delivery		3,448,730
Receivable for fund shares sold		748,207
Dividends receivable		3,847,525
Distributions receivable from Fidelity Central Funds		50,420
Prepaid expenses		1,213
Other receivables		57,052
Total assets		1,635,248,786
Liabilities
Payable to custodian bank	$2,570,144
Payable for investments purchased	51,436,354
Payable for fund shares redeemed	24,394,053
Accrued management fee	869,060
Distribution and service plan fees payable	21,526
Other affiliated payables	296,749
Other payables and accrued expenses	114,635
Collateral on securities loaned, at value	7,590,746
Total liabilities		87,293,267
Net Assets		$1,547,955,519
Net Assets consist of:
Paid in capital		$1,389,384,590
Undistributed net investment income		5,568,061
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,853,510)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		201,856,378
Net Assets		$1,547,955,519
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,310,008 ÷ 1,451,507 shares)		$21.57
Maximum offering price per share (100/94.25 of $21.57)		$22.89
Class T:
Net Asset Value and redemption price per share ($12,729,077 ÷ 593,461 shares)		$21.45
Maximum offering price per share (100/96.50 of $21.45)		$22.23
Class B:
Net Asset Value and offering price per share ($260,690 ÷ 12,281 shares)(a)		$21.23
Class C:
Net Asset Value and offering price per share ($11,119,959 ÷ 525,510 shares)(a)		$21.16
Worldwide:
Net Asset Value, offering price and redemption price per share ($1,468,611,488 ÷ 67,368,997 shares)		$21.80
Class I:
Net Asset Value, offering price and redemption price per share ($23,924,297 ÷ 1,102,338 shares)		$21.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$15,209,013
Interest		2,357
Income from Fidelity Central Funds		168,287
Income before foreign taxes withheld		15,379,657
Less foreign taxes withheld		(836,245)
Total income		14,543,412
Expenses
Management fee
Basic fee	$5,237,370
Performance adjustment	226,333
Transfer agent fees	1,535,248
Distribution and service plan fees	126,742
Accounting and security lending fees	243,129
Custodian fees and expenses	82,458
Independent trustees' compensation	3,434
Registration fees	83,611
Audit	68,029
Legal	3,483
Miscellaneous	5,229
Total expenses before reductions	7,615,066
Expense reductions	(26,777)	7,588,289
Net investment income (loss)		6,955,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,129)	(43,599,935)
Foreign currency transactions	348,368
Total net realized gain (loss)		(43,251,567)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $31,438)	1,538,838
Assets and liabilities in foreign currencies	(102,488)
Total change in net unrealized appreciation (depreciation)		1,436,350
Net gain (loss)		(41,815,217)
Net increase (decrease) in net assets resulting from operations		$(34,860,094)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,955,123	$8,944,137
Net realized gain (loss)	(43,251,567)	60,531,683
Change in net unrealized appreciation (depreciation)	1,436,350	(24,468,691)
Net increase (decrease) in net assets resulting from operations	(34,860,094)	45,007,129
Distributions to shareholders from net investment income	(9,278,911)	(4,942,326)
Distributions to shareholders from net realized gain	(52,672,015)	(154,486,836)
Total distributions	(61,950,926)	(159,429,162)
Share transactions - net increase (decrease)	20,375,577	128,269,740
Redemption fees	6,138	21,658
Total increase (decrease) in net assets	(76,429,305)	13,869,365
Net Assets
Beginning of period	1,624,384,824	1,610,515,459
End of period (including undistributed net investment income of $5,568,061 and undistributed net investment income of $7,891,849, respectively)	$1,547,955,519	$1,624,384,824

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.88	$24.64	$25.18	$19.69	$17.89	$17.50
Income from Investment Operations
Net investment income (loss)A	.06	.06	.02	.02	.10	.05
Net realized and unrealized gain (loss)	(.55)	.58	1.46	5.66	1.72	.47
Total from investment operations	(.49)	.64	1.48	5.68	1.82	.52
Distributions from net investment income	(.07)	–	(.04)	(.11)	(.02)	(.08)
Distributions from net realized gain	(.75)	(2.40)	(1.98)	(.08)	–	(.05)
Total distributions	(.82)	(2.40)	(2.02)	(.19)	(.02)	(.13)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.57	$22.88	$24.64	$25.18	$19.69	$17.89
Total ReturnC,D,E	(2.27)%	2.73%	6.29%	29.10%	10.20%	2.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%H	1.27%	1.31%	1.45%	1.43%	1.41%
Expenses net of fee waivers, if any	1.27%H	1.26%	1.31%	1.45%	1.43%	1.40%
Expenses net of all reductions	1.27%H	1.26%	1.31%	1.42%	1.41%	1.38%
Net investment income (loss)	.60%H	.27%	.10%	.09%	.52%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$31,310	$31,043	$33,788	$28,661	$18,723	$13,153
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.72	$24.49	$25.05	$19.61	$17.83	$17.46
Income from Investment Operations
Net investment income (loss)A	.03	(.01)	(.04)	(.04)	.05	.01
Net realized and unrealized gain (loss)	(.55)	.57	1.46	5.63	1.73	.45
Total from investment operations	(.52)	.56	1.42	5.59	1.78	.46
Distributions from net investment income	–	–	–	(.07)	–	(.04)
Distributions from net realized gain	(.75)	(2.33)	(1.98)	(.08)	–	(.05)
Total distributions	(.75)	(2.33)	(1.98)	(.15)	–	(.09)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.45	$22.72	$24.49	$25.05	$19.61	$17.83
Total ReturnC,D,E	(2.38)%	2.36%	6.05%	28.73%	9.98%	2.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.57%	1.58%	1.71%	1.68%	1.66%
Expenses net of fee waivers, if any	1.57%H	1.56%	1.58%	1.70%	1.68%	1.65%
Expenses net of all reductions	1.57%H	1.56%	1.58%	1.68%	1.66%	1.63%
Net investment income (loss)	.30%H	(.04)%	(.17)%	(.16)%	.26%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$12,729	$13,055	$12,160	$9,822	$5,550	$2,187
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.55	$24.21	$24.82	$19.44	$17.77	$17.39
Income from Investment Operations
Net investment income (loss)A	(.02)	(.13)	(.17)	(.14)	(.04)	(.09)
Net realized and unrealized gain (loss)	(.55)	.57	1.45	5.59	1.71	.47
Total from investment operations	(.57)	.44	1.28	5.45	1.67	.38
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.75)	(2.10)	(1.89)	(.07)	–	–
Total distributions	(.75)	(2.10)	(1.89)	(.07)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.23	$22.55	$24.21	$24.82	$19.44	$17.77
Total ReturnC,D,E	(2.65)%	1.88%	5.49%	28.13%	9.40%	2.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.06%H	2.08%	2.09%	2.19%	2.18%	2.16%
Expenses net of fee waivers, if any	2.06%H	2.08%	2.09%	2.19%	2.18%	2.16%
Expenses net of all reductions	2.06%H	2.07%	2.09%	2.17%	2.16%	2.13%
Net investment income (loss)	(.19)%H	(.55)%	(.68)%	(.65)%	(.23)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$261	$367	$573	$710	$304	$256
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.48	$24.12	$24.78	$19.41	$17.74	$17.36
Income from Investment Operations
Net investment income (loss)A	(.02)	(.12)	(.15)	(.14)	(.04)	(.09)
Net realized and unrealized gain (loss)	(.55)	.57	1.44	5.58	1.71	.47
Total from investment operations	(.57)	.45	1.29	5.44	1.67	.38
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.75)	(2.09)	(1.95)	(.07)	–	–
Total distributions	(.75)	(2.09)	(1.95)	(.07)	–	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.16	$22.48	$24.12	$24.78	$19.41	$17.74
Total ReturnC,D,E	(2.66)%	1.90%	5.55%	28.12%	9.41%	2.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.06%H	2.07%	2.04%	2.15%	2.18%	2.16%
Expenses net of fee waivers, if any	2.06%H	2.07%	2.04%	2.14%	2.18%	2.15%
Expenses net of all reductions	2.06%H	2.06%	2.03%	2.12%	2.16%	2.13%
Net investment income (loss)	(.19)%H	(.54)%	(.63)%	(.60)%	(.23)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,120	$11,231	$9,229	$10,778	$1,726	$1,297
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.14	$24.92	$25.41	$19.85	$18.02	$17.58
Income from Investment Operations
Net investment income (loss)A	.10	.13	.11	.10	.16	.11
Net realized and unrealized gain (loss)	(.55)	.58	1.47	5.70	1.74	.48
Total from investment operations	(.45)	.71	1.58	5.80	1.90	.59
Distributions from net investment income	(.14)	(.08)	(.09)	(.16)	(.07)	(.10)
Distributions from net realized gain	(.75)	(2.41)	(1.98)	(.08)	–	(.05)
Total distributions	(.89)	(2.49)	(2.07)	(.24)	(.07)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$21.80	$23.14	$24.92	$25.41	$19.85	$18.02
Total ReturnC,D	(2.08)%	3.01%	6.64%	29.54%	10.56%	3.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G	.96%	.98%	1.11%	1.11%	1.08%
Expenses net of fee waivers, if any	.96%G	.96%	.97%	1.11%	1.11%	1.08%
Expenses net of all reductions	.95%G	.95%	.97%	1.08%	1.09%	1.05%
Net investment income (loss)	.91%G	.57%	.44%	.43%	.84%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,468,611	$1,543,516	$1,535,658	$1,464,415	$1,081,240	$1,114,694
Portfolio turnover rateH	124%G	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.03	$24.81	$25.31	$19.78	$17.98	$17.57
Income from Investment Operations
Net investment income (loss)A	.09	.13	.10	.08	.14	.10
Net realized and unrealized gain (loss)	(.56)	.58	1.47	5.68	1.74	.47
Total from investment operations	(.47)	.71	1.57	5.76	1.88	.57
Distributions from net investment income	(.11)	(.07)	(.09)	(.15)	(.08)	(.11)
Distributions from net realized gain	(.75)	(2.41)	(1.98)	(.08)	–	(.05)
Total distributions	(.86)	(2.49)B	(2.07)	(.23)	(.08)	(.16)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$21.70	$23.03	$24.81	$25.31	$19.78	$17.98
Total ReturnD,E	(2.17)%	3.00%	6.63%	29.44%	10.49%	3.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	.98%	1.01%	1.17%	1.18%	1.13%
Expenses net of fee waivers, if any	1.05%H	.98%	1.01%	1.17%	1.18%	1.13%
Expenses net of all reductions	1.05%H	.97%	1.00%	1.14%	1.16%	1.10%
Net investment income (loss)	.82%H	.55%	.40%	.37%	.77%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$23,924	$25,173	$19,107	$10,639	$4,291	$3,086
Portfolio turnover rateI	124%H	151%	163%	161%	186%	203%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$244,600,092
Gross unrealized depreciation	(44,752,721)
Net unrealized appreciation (depreciation) on securities	$199,847,371
Tax cost	$1,370,655,303

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $959,804,322 and $977,150,164, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$38,402	$948
Class T	.25%	.25%	31,350	111
Class B	.75%	.25%	1,507	1,130
Class C	.75%	.25%	55,483	14,385
			$126,742	$16,574

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,190
Class T	2,320
Class B(a)	69
Class C(a)	1,068
$12,647

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39,375.26
Class T	19,127.30
Class B	451.30
Class C	16,541.30
Worldwide	1,424,795.19
Class I	34,959.29
	$1,535,248

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,611 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,379 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $115,427. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,702 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $297.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,778.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$95,208	$–
Class T	2,313	–
Worldwide	9,064,407	4,895,242
Class I	116,983	47,084
Total	$9,278,911	$4,942,326
From net realized gain
Class A	$1,050,091	$3,318,115
Class T	433,754	1,143,314
Class B	11,494	47,493
Class C	384,211	790,219
Worldwide	49,987,535	147,652,391
Class I	804,930	1,535,304
Total	$52,672,015	$154,486,836

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	230,209	416,197	$4,950,696	$9,650,572
Reinvestment of distributions	49,536	143,319	1,105,146	3,239,009
Shares redeemed	(185,147)	(573,622)	(3,904,065)	(12,962,950)
Net increase (decrease)	94,598	(14,106)	$2,151,777	$(73,369)
Class T
Shares sold	57,758	129,216	$1,237,003	$2,974,281
Reinvestment of distributions	19,370	50,075	430,197	1,126,698
Shares redeemed	(58,217)	(101,388)	(1,245,210)	(2,303,572)
Net increase (decrease)	18,911	77,903	$421,990	$1,797,407
Class B
Shares sold	457	3,860	$8,675	$90,877
Reinvestment of distributions	487	1,857	10,726	41,646
Shares redeemed	(4,925)	(13,140)	(103,223)	(300,445)
Net increase (decrease)	(3,981)	(7,423)	$(83,822)	$(167,922)
Class C
Shares sold	71,518	216,209	$1,499,591	$4,944,508
Reinvestment of distributions	15,568	31,721	341,870	709,279
Shares redeemed	(61,233)	(130,941)	(1,257,272)	(2,958,600)
Net increase (decrease)	25,853	116,989	$584,189	$2,695,187
Worldwide
Shares sold	4,864,505	10,346,856	$104,200,239	$242,784,559
Reinvestment of distributions	2,542,668	6,500,654	57,260,887	148,214,908
Shares redeemed	(6,730,731)	(11,769,221)	(144,609,657)	(274,209,696)
Net increase (decrease)	676,442	5,078,289	$16,851,469	$116,789,771
Class I
Shares sold	286,917	842,969	$6,199,126	$19,464,651
Reinvestment of distributions	28,687	64,929	643,439	1,473,244
Shares redeemed	(306,329)	(584,975)	(6,392,591)	(13,709,229)
Net increase (decrease)	9,275	322,923	$449,974	$7,228,666

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.27%
Actual		$1,000.00	$977.30	$6.24
Hypothetical-C		$1,000.00	$1,018.55	$6.37
Class T	1.57%
Actual		$1,000.00	$976.20	$7.71
Hypothetical-C		$1,000.00	$1,017.06	$7.87
Class B	2.06%
Actual		$1,000.00	$973.50	$10.11
Hypothetical-C		$1,000.00	$1,014.62	$10.32
Class C	2.06%
Actual		$1,000.00	$973.40	$10.11
Hypothetical-C		$1,000.00	$1,014.62	$10.32
Worldwide	.96%
Actual		$1,000.00	$979.20	$4.72
Hypothetical-C		$1,000.00	$1,020.09	$4.82
Class I	1.05%
Actual		$1,000.00	$978.30	$5.16
Hypothetical-C		$1,000.00	$1,019.64	$5.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AWLDI-SANN-0616
1.883440.107

Fidelity® Overseas Fund Class K Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United Kingdom	22.0%
Japan	17.5%
Germany	8.8%
United States of America*	8.1%
France	8.0%
Switzerland	7.9%
Sweden	4.1%
Netherlands	2.7%
Ireland	2.6%
Other	18.3%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	27.6%
Japan	18.2%
Switzerland	7.8%
Germany	7.0%
United States of America*	6.7%
France	6.6%
Sweden	3.4%
Australia	2.9%
Ireland	2.8%
Other	17.0%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	98.2
Short-Term Investments and Net Other Assets (Liabilities)	2.4	1.8

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.2	2.1
Novartis AG (Switzerland, Pharmaceuticals)	1.8	0.0
Bayer AG (Germany, Pharmaceuticals)	1.6	1.5
Total SA (France, Oil, Gas & Consumable Fuels)	1.6	1.3
Sanofi SA (France, Pharmaceuticals)	1.5	1.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	1.2
SAP AG (Germany, Software)	1.2	0.0
UBS Group AG (Switzerland, Capital Markets)	1.1	1.2
AIA Group Ltd. (Hong Kong, Insurance)	1.1	1.1
Fresenius SE & Co. KGaA (Germany, Health Care Providers & Services)	1.1	1.2
	14.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	22.6
Health Care	16.3	15.8
Consumer Discretionary	14.8	16.2
Consumer Staples	12.0	11.9
Information Technology	11.1	9.6
Industrials	10.4	11.3
Materials	6.5	5.5
Telecommunication Services	3.0	3.5
Energy	2.3	1.8

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 2.4%
Amcor Ltd. (a)	3,956,685	$46,330,368
Ansell Ltd. (a)	527,656	7,995,981
Aub Group Ltd.	2,948,275	19,502,972
Australia & New Zealand Banking Group Ltd.	1,452,585	26,625,791
Flight Centre Travel Group Ltd. (b)	736,160	22,003,350
Life Healthcare Group Ltd.	1,672,012	1,728,987

TOTAL AUSTRALIA		124,187,449

Austria - 0.4%
Andritz AG	380,700	21,320,873
Bailiwick of Jersey - 2.2%
Regus PLC	5,936,170	25,361,708
Sanne Group PLC	1,181,000	7,614,290
Wolseley PLC	575,693	32,245,756
WPP PLC	2,177,633	50,875,137

TOTAL BAILIWICK OF JERSEY		116,096,891

Belgium - 2.2%
Anheuser-Busch InBev SA NV	562,012	69,565,792
KBC Groep NV	821,837	46,139,410

TOTAL BELGIUM		115,705,202

Bermuda - 0.4%
Markit Ltd. (a)	606,400	21,157,296
Canada - 0.9%
Constellation Software, Inc.	64,400	25,167,686
Open Text Corp.	353,900	19,814,677

TOTAL CANADA		44,982,363

Cayman Islands - 0.2%
Lifestyle International Holdings Ltd.	5,835,500	9,666,645
Denmark - 0.5%
NNIT A/S	876,493	23,868,680
France - 8.0%
ALTEN	378,200	23,385,127
Amundi SA	671,200	30,888,328
AXA SA	1,569,900	39,639,343
Capgemini SA	349,800	32,655,903
Christian Dior SA	137,297	24,108,449
Ipsen SA	293,700	17,773,518
Publicis Groupe SA	574,300	42,500,049
Sanofi SA (b)	925,747	76,306,142
Sodexo SA	326,500	32,970,610
Total SA	1,618,300	81,790,152
Zodiac Aerospace	694,311	16,278,051

TOTAL FRANCE		418,295,672

Germany - 7.8%
adidas AG	422,700	54,499,823
Axel Springer Verlag AG	559,800	31,255,111
Bayer AG	720,997	83,176,945
CompuGroup Medical AG	466,300	18,314,033
Continental AG	143,000	31,405,744
Deutsche Post AG	1,508,219	44,301,312
Fresenius SE & Co. KGaA	777,800	56,572,175
mutares AG	422,100	7,008,221
SAP AG	822,193	64,510,124
Wirecard AG (b)	389,600	16,825,094

TOTAL GERMANY		407,868,582

Hong Kong - 1.7%
AIA Group Ltd.	9,619,800	57,570,713
Techtronic Industries Co. Ltd.	7,906,000	29,636,984

TOTAL HONG KONG		87,207,697

Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	29,074,800	22,818,030
Ireland - 2.6%
Allergan PLC (a)	95,900	20,768,104
DCC PLC (United Kingdom)	307,600	27,236,654
Kerry Group PLC Class A	424,964	37,891,934
Medtronic PLC	407,400	32,245,710
United Drug PLC (United Kingdom)	2,088,200	18,673,181

TOTAL IRELAND		136,815,583

Isle of Man - 0.4%
Playtech Ltd.	1,856,301	21,820,729
Israel - 0.5%
Frutarom Industries Ltd.	534,972	27,418,308
Italy - 2.2%
DiaSorin S.p.A.	420,800	24,573,689
Mediaset SpA	6,103,900	27,467,834
OVS (a)	3,316,500	21,646,082
Recordati SpA	933,500	23,718,984
Reply SpA	113,362	16,134,781

TOTAL ITALY		113,541,370

Japan - 17.5%
Ai Holdings Corp.	1,147,100	32,778,765
Arc Land Sakamoto Co. Ltd.	1,049,000	10,891,921
Astellas Pharma, Inc.	3,444,300	46,438,099
Bridgestone Corp.	910,500	33,513,162
Broadleaf Co. Ltd.	514,300	5,082,346
Casio Computer Co. Ltd. (b)	1,205,900	22,944,570
Daito Trust Construction Co. Ltd.	291,800	41,269,933
Dentsu, Inc.	648,000	32,924,238
Fukuda Denshi Co. Ltd.	147,200	8,037,089
GMO Internet, Inc.	1,223,400	14,364,585
Hoya Corp.	1,141,100	43,697,598
Iriso Electronics Co. Ltd.	290,700	13,843,440
Japan Tobacco, Inc.	1,212,000	49,519,822
KDDI Corp.	1,687,600	48,612,556
Keyence Corp.	58,490	35,058,498
Leopalace21 Corp. (a)	1,802,900	10,818,353
Makita Corp.	496,500	31,320,913
Miraca Holdings, Inc.	492,300	20,921,341
Misumi Group, Inc.	1,842,600	25,445,896
Nakanishi, Inc. (c)	645,100	21,142,738
NGK Spark Plug Co. Ltd.	1,207,900	24,089,598
Nippon Paint Holdings Co. Ltd.	1,020,700	26,800,406
Nitori Holdings Co. Ltd.	322,200	29,970,664
NOF Corp. (c)	1,181,000	9,296,079
OBIC Co. Ltd.	431,900	22,701,068
Olympus Corp.	1,270,500	49,494,392
ORIX Corp.	2,813,100	39,791,119
Shinsei Bank Ltd.	16,258,000	22,786,830
Ship Healthcare Holdings, Inc.	855,300	21,107,435
SoftBank Corp.	441,600	23,745,053
Software Service, Inc.	108,400	4,186,863
Sundrug Co. Ltd.	410,900	29,196,833
The Suruga Bank Ltd.	829,300	16,124,882
Tsuruha Holdings, Inc.	336,600	32,285,203
VT Holdings Co. Ltd.	3,332,400	16,837,525

TOTAL JAPAN		917,039,813

Luxembourg - 0.4%
Eurofins Scientific SA	52,259	19,390,882
Netherlands - 2.7%
Arcadis NV (b)	772,600	13,230,174
IMCD Group BV	1,012,578	40,882,293
ING Groep NV (Certificaten Van Aandelen)	4,140,500	50,705,845
Koninklijke Philips Electronics NV	1,297,500	35,653,445

TOTAL NETHERLANDS		140,471,757

New Zealand - 0.8%
EBOS Group Ltd.	2,276,701	25,371,715
Trade Maine Group Ltd.	5,178,779	16,489,336

TOTAL NEW ZEALAND		41,861,051

Panama - 0.3%
Copa Holdings SA Class A	241,400	15,389,250
Portugal - 0.6%
NOS SGPS SA	4,289,900	30,774,620
Spain - 1.4%
Amadeus IT Holding SA Class A	1,135,500	51,670,118
Grifols SA ADR	1,331,600	20,932,752

TOTAL SPAIN		72,602,870

Sweden - 4.1%
Addlife AB (a)	42,593	538,350
Alfa Laval AB (b)	1,157,800	18,252,711
HEXPOL AB (B Shares) (b)	2,850,100	29,457,664
Nordea Bank AB	4,984,800	48,386,474
Svenska Cellulosa AB (SCA) (B Shares)	1,605,900	50,574,016
Svenska Handelsbanken AB (A Shares)	2,201,800	29,372,348
Swedbank AB (A Shares)	1,842,800	39,745,339

TOTAL SWEDEN		216,326,902

Switzerland - 7.9%
Credit Suisse Group AG	2,714,777	41,314,733
Julius Baer Group Ltd.	732,530	31,393,138
Nestle SA	1,543,139	115,179,409
Novartis AG	1,275,417	97,062,119
Sika AG	8,220	34,986,198
Syngenta AG (Switzerland)	88,162	35,290,533
UBS Group AG	3,469,516	60,037,492

TOTAL SWITZERLAND		415,263,622

Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,310,000	19,771,084
United Kingdom - 22.0%
Aberdeen Asset Management PLC	2,892,700	12,625,059
Aon PLC	226,200	23,778,144
Ashmore Group PLC (b)	5,032,900	22,583,587
British American Tobacco PLC (United Kingdom)	814,400	49,655,669
BT Group PLC	8,518,600	55,218,171
Capita Group PLC	1,914,900	28,007,541
Cineworld Group PLC	3,627,900	27,458,694
Close Brothers Group PLC	1,386,800	24,559,033
Compass Group PLC	1,932,000	34,405,807
Dechra Pharmaceuticals PLC	474,295	7,664,759
Diageo PLC	1,781,860	48,174,534
Diploma PLC	2,053,503	21,948,481
Elementis PLC	5,004,700	15,787,941
Essentra PLC	2,771,843	32,886,637
Exova Group Ltd. PLC	8,056,935	18,835,825
Hikma Pharmaceuticals PLC	589,972	18,999,308
Hilton Food Group PLC	1,138,579	9,366,263
Howden Joinery Group PLC	4,019,500	29,013,077
IMI PLC	1,164,999	15,915,928
Intertek Group PLC	475,000	22,605,086
ITV PLC	10,239,000	33,691,530
James Fisher and Sons PLC	945,156	19,541,358
Jardine Lloyd Thompson Group PLC	1,387,474	17,576,757
John Wood Group PLC	1,765,596	16,110,855
London Stock Exchange Group PLC	747,345	29,625,503
Melrose Industries PLC	965,385	5,265,666
Micro Focus International PLC	1,261,900	28,192,087
Next PLC	241,400	17,935,894
Prudential PLC	2,745,192	54,188,811
Reckitt Benckiser Group PLC	548,300	53,414,780
Rio Tinto PLC	1,347,700	45,210,344
Rolls-Royce Group PLC	1,834,566	17,946,457
Rotork PLC	3,702,547	10,116,656
SABMiller PLC	536,700	32,818,737
Schroders PLC	986,900	36,252,105
Senior Engineering Group PLC	4,960,700	15,772,359
Shawbrook Group PLC	4,800,286	20,101,946
Sinclair Pharma PLC (a)	10,370,587	5,455,074
Softcat PLC	4,743,200	22,108,380
Spectris PLC	724,800	19,285,146
Spirax-Sarco Engineering PLC	399,510	19,934,859
St. James's Place Capital PLC	3,594,305	45,533,269
The Restaurant Group PLC	2,659,400	10,689,787
Vodafone Group PLC	7,625,732	24,568,872
Whitbread PLC	544,300	30,794,169

TOTAL UNITED KINGDOM		1,151,620,945

United States of America - 5.7%
Alphabet, Inc. Class C	51,593	35,754,465
Cognizant Technology Solutions Corp. Class A (a)	550,500	32,132,685
Fidelity National Information Services, Inc.	453,700	29,853,460
McGraw Hill Financial, Inc.	485,300	51,854,305
McKesson Corp.	153,117	25,696,095
Moody's Corp.	215,500	20,627,660
MSCI, Inc. Class A	553,200	42,010,008
PPG Industries, Inc.	296,600	32,741,674
Verisk Analytics, Inc. (a)	375,600	29,139,048

TOTAL UNITED STATES OF AMERICA		299,809,400

TOTAL COMMON STOCKS
(Cost $4,712,053,578)		5,053,093,566

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA	460,400	52,549,404
United Kingdom - 0.0%
Rolls-Royce Group PLC	130,254,186	190,321
Rolls-Royce Group PLC (C Shares) (a)	170,064,268	248,489

TOTAL UNITED KINGDOM		438,810

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $44,266,796)		52,988,214

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.38% (d)	117,556,732	117,556,732
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	182,936,671	182,936,671
TOTAL MONEY MARKET FUNDS
(Cost $300,493,403)		300,493,403
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $5,056,813,777)		5,406,575,183
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(177,557,639)
NET ASSETS - 100%		$5,229,017,544

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$212,653
Fidelity Securities Lending Cash Central Fund	1,917,406
Total	$2,130,059

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$780,460,410	$442,204,110	$338,256,300	$--
Consumer Staples	630,192,396	252,766,146	377,426,250	--
Energy	117,442,365	35,652,213	81,790,152	--
Financials	1,112,027,067	701,131,073	410,895,994	--
Health Care	841,852,738	453,458,922	388,393,816	--
Industrials	552,845,752	383,878,430	168,967,322	--
Information Technology	582,910,248	374,800,338	208,109,910	--
Materials	336,206,152	254,899,323	81,306,829	--
Telecommunication Services	152,144,652	--	152,144,652	--
Money Market Funds	300,493,403	300,493,403	--	--
Total Investments in Securities:	$5,406,575,183	$3,199,283,958	$2,207,291,225	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$23,308,879
Level 2 to Level 1	$328,385,769

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $170,331,062) — See accompanying schedule: Unaffiliated issuers (cost $4,756,320,374)	$5,106,081,780
Fidelity Central Funds (cost $300,493,403)	300,493,403
Total Investments (cost $5,056,813,777)		$5,406,575,183
Cash		41,952
Foreign currency held at value (cost $1,154)		2,229
Receivable for investments sold
Regular delivery		8,642,354
Delayed delivery		403,612
Receivable for fund shares sold		8,438,111
Dividends receivable		29,088,821
Distributions receivable from Fidelity Central Funds		590,022
Prepaid expenses		2,567
Other receivables		276,286
Total assets		5,454,061,137
Liabilities
Payable for investments purchased
Regular delivery	$16,585,383
Delayed delivery	1,080,140
Payable for fund shares redeemed	19,794,003
Accrued management fee	3,485,251
Other affiliated payables	787,010
Other payables and accrued expenses	375,135
Collateral on securities loaned, at value	182,936,671
Total liabilities		225,043,593
Net Assets		$5,229,017,544
Net Assets consist of:
Paid in capital		$6,080,442,578
Undistributed net investment income		57,390,251
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,259,003,036)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		350,187,751
Net Assets		$5,229,017,544
Overseas:
Net Asset Value, offering price and redemption price per share ($4,494,719,160 ÷ 110,726,753 shares)		$40.59
Class K:
Net Asset Value, offering price and redemption price per share ($734,298,384 ÷ 18,127,284 shares)		$40.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$65,804,086
Special dividends		22,808,863
Income from Fidelity Central Funds		2,130,059
Income before foreign taxes withheld		90,743,008
Less foreign taxes withheld		(5,835,176)
Total income		84,907,832
Expenses
Management fee
Basic fee	$16,234,438
Performance adjustment	3,314,418
Transfer agent fees	3,786,434
Accounting and security lending fees	788,465
Custodian fees and expenses	229,672
Independent trustees' compensation	10,280
Appreciation in deferred trustee compensation account	64
Registration fees	117,068
Audit	47,586
Legal	15,236
Miscellaneous	13,969
Total expenses before reductions	24,557,630
Expense reductions	(42,177)	24,515,453
Net investment income (loss)		60,392,379
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,439,922)
Foreign currency transactions	1,968,001
Total net realized gain (loss)		(15,471,921)
Change in net unrealized appreciation (depreciation) on: Investment securities	(86,717,449)
Assets and liabilities in foreign currencies	(217,135)
Total change in net unrealized appreciation (depreciation)		(86,934,584)
Net gain (loss)		(102,406,505)
Net increase (decrease) in net assets resulting from operations		$(42,014,126)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,392,379	$50,015,823
Net realized gain (loss)	(15,471,921)	123,820,228
Change in net unrealized appreciation (depreciation)	(86,934,584)	99,378,276
Net increase (decrease) in net assets resulting from operations	(42,014,126)	273,214,327
Distributions to shareholders from net investment income	(49,659,846)	(58,590,311)
Distributions to shareholders from net realized gain	(685,981)	–
Total distributions	(50,345,827)	(58,590,311)
Share transactions - net increase (decrease)	785,462,967	955,711,893
Redemption fees	39,729	55,180
Total increase (decrease) in net assets	693,142,743	1,170,391,089
Net Assets
Beginning of period	4,535,874,801	3,365,483,712
End of period (including undistributed net investment income of $57,390,251 and undistributed net investment income of $46,657,718, respectively)	$5,229,017,544	$4,535,874,801

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Overseas Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$41.56	$39.02	$39.22	$31.35	$29.28	$31.56
Income from Investment Operations
Net investment income (loss)A	.49B	.52	.77C	.54	.73	.47
Net realized and unrealized gain (loss)	(1.03)	2.69	(.28)	8.10	2.19	(2.27)
Total from investment operations	(.54)	3.21	.49	8.64	2.92	(1.80)
Distributions from net investment income	(.43)	(.67)	(.51)	(.77)	(.83)	(.48)
Distributions from net realized gain	(.01)	–	(.18)	–	(.02)	–
Total distributions	(.43)D	(.67)	(.69)	(.77)	(.85)	(.48)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$40.59	$41.56	$39.02	$39.22	$31.35	$29.28
Total ReturnF,G	(1.31)%	8.34%	1.27%	28.17%	10.37%	(5.83)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%J	1.04%	1.04%	1.09%	.69%	.73%
Expenses net of fee waivers, if any	1.04%J	1.04%	1.04%	1.09%	.69%	.73%
Expenses net of all reductions	1.03%J	1.03%	1.04%	1.06%	.67%	.67%
Net investment income (loss)	2.48%B,J	1.28%	1.93%C	1.54%	2.52%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$4,494,719	$3,844,290	$2,738,667	$1,874,922	$1,639,725	$2,215,717
Portfolio turnover rateK	31%J	28%	41%	42%	90%	77%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total distributions of $.43 per share is comprised of distributions from net investment income of $.428 and distributions from net realized gain of $.006 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Overseas Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$41.49	$38.96	$39.17	$31.32	$29.29	$31.59
Income from Investment Operations
Net investment income (loss)A	.51B	.57	.82C	.60	.79	.52
Net realized and unrealized gain (loss)	(1.01)	2.68	(.28)	8.08	2.18	(2.27)
Total from investment operations	(.50)	3.25	.54	8.68	2.97	(1.75)
Distributions from net investment income	(.47)	(.72)	(.58)	(.83)	(.92)	(.55)
Distributions from net realized gain	(.01)	–	(.18)	–	(.02)	–
Total distributions	(.48)	(.72)	(.75)D	(.83)	(.94)	(.55)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$40.51	$41.49	$38.96	$39.17	$31.32	$29.29
Total ReturnF,G	(1.24)%	8.47%	1.41%	28.37%	10.59%	(5.67)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.91%J	.91%	.90%	.93%	.51%	.56%
Expenses net of fee waivers, if any	.91%J	.91%	.90%	.92%	.51%	.55%
Expenses net of all reductions	.91%J	.90%	.90%	.90%	.48%	.50%
Net investment income (loss)	2.61%B,J	1.40%	2.06%C	1.71%	2.70%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$734,298	$691,585	$626,817	$562,490	$265,484	$291,323
Portfolio turnover rateK	31%J	28%	41%	42%	90%	77%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.67%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$668,130,456
Gross unrealized depreciation	(318,887,140)
Net unrealized appreciation (depreciation) on securities	$349,243,316
Tax cost	$5,057,331,867

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(293,353,140)
2017	(939,719,765)
Total capital loss carryforward	$(1,233,072,905)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,493,569,715 and $739,215,640, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Overseas	$3,622,377.18
Class K	164,057.05
	$3,786,434

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,175 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,184 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,917,406. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $24,807 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $248.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,122.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Overseas	$41,702,378	$46,955,922
Class K	7,957,468	11,634,389
Total	$49,659,846	$58,590,311
From net realized gain
Overseas	$584,612	$–
Class K	101,369	–
Total	$685,981	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Overseas
Shares sold	24,942,391	34,064,489	$990,623,129	$1,419,067,045
Reinvestment of distributions	981,115	1,181,070	40,667,201	46,087,315
Shares redeemed	(7,706,033)	(12,920,043)	(302,885,946)	(529,687,795)
Net increase (decrease)	18,217,473	22,325,516	$728,404,384	$935,466,565
Class K
Shares sold	2,965,450	4,973,273	$115,891,575	$202,328,225
Reinvestment of distributions	194,940	298,984	8,058,837	11,634,389
Shares redeemed	(1,703,694)	(4,690,550)	(66,891,829)	(193,717,286)
Net increase (decrease)	1,456,696	581,707	$57,058,583	$20,245,328

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Overseas	1.04%
Actual		$1,000.00	$986.90	$5.14
Hypothetical-C		$1,000.00	$1,019.69	$5.22
Class K	.91%
Actual		$1,000.00	$987.60	$4.50
Hypothetical-C		$1,000.00	$1,020.34	$4.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Advisor® Total International Equity Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Total International Equity Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	13.7%
United Kingdom	13.5%
United States of America*	12.7%
Switzerland	7.7%
France	7.0%
Germany	3.8%
India	3.3%
Australia	3.2%
Spain	2.8%
Other	32.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	15.7%
Japan	14.0%
United States of America*	10.2%
Switzerland	8.4%
France	6.6%
Germany	3.8%
Sweden	2.9%
Australia	2.7%
India	2.6%
Other	33.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.5	99.0
Short-Term Investments and Net Other Assets (Liabilities)	1.5	1.0

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.6	2.1
Novartis AG (Switzerland, Pharmaceuticals)	1.8	2.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.5	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.2	1.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.2	1.1
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.1	1.0
CSL Ltd. (Australia, Biotechnology)	1.1	0.8
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	1.1	1.0
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.1	1.1
	14.0

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.3	22.0
Health Care	14.1	14.7
Consumer Discretionary	13.8	16.1
Consumer Staples	13.7	11.4
Information Technology	12.4	11.3
Industrials	11.3	11.1
Materials	5.2	4.9
Energy	3.6	2.9
Telecommunication Services	2.9	2.7
Utilities	2.2	1.9

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	5,400	$338,202
Grupo Financiero Galicia SA sponsored ADR	11,900	338,793

TOTAL ARGENTINA		676,995

Australia - 3.2%
Amcor Ltd. (a)	31,664	370,766
Ansell Ltd. (a)	33,670	510,228
Beacon Lighting Group Ltd.	28,000	38,747
CSL Ltd.	42,420	3,392,481
DuluxGroup Ltd.	22,765	110,780
Imdex Ltd. (a)	134,227	20,922
Macquarie Group Ltd.	9,698	468,241
RCG Corp. Ltd.	97,518	101,583
Sydney Airport unit	140,091	725,389
TFS Corp. Ltd.	64,586	76,608
Transurban Group unit	173,855	1,530,768
Westpac Banking Corp.	108,726	2,552,187

TOTAL AUSTRALIA		9,898,700

Austria - 0.5%
Andritz AG	25,972	1,454,546
Zumtobel AG	4,500	58,586

TOTAL AUSTRIA		1,513,132

Bailiwick of Jersey - 0.3%
Integrated Diagnostics Holdings PLC	14,600	67,890
Wolseley PLC	15,116	846,678

TOTAL BAILIWICK OF JERSEY		914,568

Belgium - 1.9%
Anheuser-Busch InBev SA NV	38,071	4,712,425
Gimv NV	819	45,483
KBC Ancora	4,281	151,127
KBC Groep NV	21,007	1,179,371

TOTAL BELGIUM		6,088,406

Bermuda - 0.7%
Axalta Coating Systems (a)	11,500	327,405
China Gas Holdings Ltd.	278,000	401,358
China Resource Gas Group Ltd.	142,000	401,837
Credicorp Ltd. (United States)	4,200	610,764
Markit Ltd. (a)	8,000	279,120
Vostok New Ventures Ltd. SDR (a)	13,260	75,461

TOTAL BERMUDA		2,095,945

Brazil - 1.1%
BB Seguridade Participacoes SA	55,700	485,862
Cielo SA	60,036	584,780
Kroton Educacional SA	140,300	522,160
Qualicorp SA	90,800	393,376
Smiles SA	30,300	351,521
Ultrapar Participacoes SA	25,600	539,057
Weg SA	102,500	452,410

TOTAL BRAZIL		3,329,166

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	14,800	299,700
Canada - 0.7%
Cara Operations Ltd.	4,100	106,070
Constellation Software, Inc.	100	39,080
Imperial Oil Ltd.	24,900	825,766
McCoy Global, Inc.	15,800	25,815
New Look Vision Group, Inc.	3,000	74,241
Pason Systems, Inc.	43,100	626,559
Potash Corp. of Saskatchewan, Inc.	21,900	387,487
ShawCor Ltd. Class A	1,900	51,335
Tesco Corp.	5,500	52,030

TOTAL CANADA		2,188,383

Cayman Islands - 2.5%
58.com, Inc. ADR (a)	9,700	530,105
Alibaba Group Holding Ltd. sponsored ADR (a)	21,800	1,677,292
Baidu.com, Inc. sponsored ADR (a)	5,000	971,500
ENN Energy Holdings Ltd.	62,000	302,414
Fu Shou Yuan International Group Ltd.	482,000	338,167
International Housewares Retail Co. Ltd.	300,000	49,032
New Oriental Education & Technology Group, Inc. sponsored ADR	9,900	387,684
Shenzhou International Group Holdings Ltd.	79,000	408,393
Sino Biopharmaceutical Ltd.	516,000	365,640
TAL Education Group ADR (a)	6,200	358,732
Tencent Holdings Ltd.	122,900	2,500,808
Value Partners Group Ltd.	55,000	52,500

TOTAL CAYMAN ISLANDS		7,942,267

China - 0.6%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	132,200	463,552
Inner Mongoli Yili Industries Co. Ltd.	139,000	322,699
Jiangsu Hengrui Medicine Co. Ltd.	45,830	330,449
Kweichow Moutai Co. Ltd.	10,340	401,203
Shanghai International Airport Co. Ltd.	72,800	305,974

TOTAL CHINA		1,823,877

Denmark - 1.3%
Jyske Bank A/S (Reg.)	15,654	640,880
Novo Nordisk A/S Series B sponsored ADR	60,760	3,389,800
Scandinavian Tobacco Group A/S	3,000	47,725
Spar Nord Bank A/S	11,631	94,842

TOTAL DENMARK		4,173,247

Finland - 0.5%
Sampo Oyj (A Shares)	27,653	1,207,351
Tikkurila Oyj	26,280	460,707

TOTAL FINLAND		1,668,058

France - 7.0%
Atos Origin SA	16,004	1,424,463
AXA SA	75,806	1,914,071
Bouygues SA (b)	12,277	409,363
Capgemini SA	15,802	1,475,210
Dassault Systemes SA	4,500	351,931
Elis SA	5,500	100,985
Essilor International SA	9,145	1,183,801
Havas SA	80,986	677,693
Laurent-Perrier Group SA	759	64,530
Orange SA	59,500	988,529
Renault SA	9,911	956,459
Sanofi SA	29,328	2,417,406
Societe Generale Series A	31,200	1,227,632
SR Teleperformance SA	5,700	511,700
Total SA	77,133	3,898,362
Unibail-Rodamco	5,000	1,339,709
Vetoquinol SA	1,700	70,466
VINCI SA	24,100	1,800,344
Virbac SA	730	133,157
Vivendi SA (b)	57,152	1,097,908

TOTAL FRANCE		22,043,719

Germany - 3.6%
adidas AG	2,800	361,011
alstria office REIT-AG	6,200	86,967
Axel Springer Verlag AG	9,300	519,244
BASF AG	23,970	1,980,290
Bayer AG	16,012	1,847,205
CompuGroup Medical AG	7,646	300,298
Continental AG	2,383	523,356
CTS Eventim AG	7,980	279,516
Fielmann AG	2,458	181,228
Fresenius SE & Co. KGaA	18,300	1,331,024
GEA Group AG	11,615	538,507
Nexus AG	4,000	70,077
SAP AG	37,730	2,960,335
Wirecard AG (b)	8,800	380,033

TOTAL GERMANY		11,359,091

Greece - 0.0%
Titan Cement Co. SA (Reg.)	1,844	42,065
Hong Kong - 1.4%
AIA Group Ltd.	429,800	2,572,184
Guangdong Investment Ltd.	334,000	471,629
Power Assets Holdings Ltd.	87,500	832,483
Techtronic Industries Co. Ltd.	96,500	361,747

TOTAL HONG KONG		4,238,043

India - 3.3%
Adani Ports & Special Economic Zone	130,670	468,579
Amara Raja Batteries Ltd.	25,033	360,220
Asian Paints India Ltd.	32,877	428,747
Bharti Infratel Ltd.	65,320	368,710
Colgate-Palmolive (India)	28,645	362,604
GlaxoSmithKline Consumer Healthcare Ltd. (a)	4,231	375,650
HCL Technologies Ltd.	38,811	438,384
HDFC Bank Ltd. (a)	19,066	387,551
Hindustan Unilever Ltd.	39,555	516,816
Housing Development Finance Corp. Ltd.	87,831	1,439,201
IndusInd Bank Ltd.	23,402	369,515
Infosys Ltd.	54,376	987,776
ITC Ltd.	117,362	574,129
Jyothy Laboratories Ltd.	16,417	75,232
LIC Housing Finance Ltd. (a)	52,804	367,499
Lupin Ltd.	15,964	386,269
Maruti Suzuki India Ltd. (a)	8,151	465,637
Power Grid Corp. of India Ltd.	160,535	346,564
Sun Pharmaceutical Industries Ltd.	44,169	539,466
Tata Consultancy Services Ltd.	18,951	723,371
Titan Co. Ltd.	55,471	297,207

TOTAL INDIA		10,279,127

Indonesia - 0.9%
PT ACE Hardware Indonesia Tbk	4,792,900	336,172
PT Bank Central Asia Tbk	537,100	531,480
PT Bank Rakyat Indonesia Tbk	575,000	451,263
PT Kalbe Farma Tbk	3,267,100	340,633
PT Matahari Department Store Tbk	279,100	402,100
PT Surya Citra Media Tbk	1,553,000	376,827
PT Tower Bersama Infrastructure Tbk (a)	621,800	279,357

TOTAL INDONESIA		2,717,832

Ireland - 1.6%
Allergan PLC (a)	2,200	476,432
CRH PLC sponsored ADR	59,929	1,744,533
FBD Holdings PLC	5,372	39,368
James Hardie Industries PLC:
CDI	23,978	337,833
sponsored ADR	112,225	1,573,395
Medtronic PLC	10,600	838,990

TOTAL IRELAND		5,010,551

Isle of Man - 0.3%
Playtech Ltd.	76,677	901,334
Israel - 1.1%
Azrieli Group	11,796	468,500
Check Point Software Technologies Ltd. (a)	4,000	331,480
Frutarom Industries Ltd.	6,900	353,638
Ituran Location & Control Ltd.	5,661	117,749
Strauss Group Ltd.	6,859	108,692
Teva Pharmaceutical Industries Ltd. sponsored ADR	35,509	1,933,465

TOTAL ISRAEL		3,313,524

Italy - 1.6%
Azimut Holding SpA	22,914	576,704
Banco di Desio e della Brianza SpA	19,000	53,563
Beni Stabili SpA SIIQ	190,326	141,003
Eni SpA	94,900	1,550,375
Interpump Group SpA	49,391	710,898
Intesa Sanpaolo SpA	297,500	826,991
Mediaset SpA	121,000	544,506
Telecom Italia SpA (a)	638,800	623,771

TOTAL ITALY		5,027,811

Japan - 13.7%
Aoki Super Co. Ltd.	6,000	70,898
Artnature, Inc.	12,300	101,984
Asahi Co. Ltd.	6,600	97,893
Astellas Pharma, Inc.	245,800	3,314,022
Autobacs Seven Co. Ltd.	5,800	100,069
Azbil Corp.	8,200	210,398
Broadleaf Co. Ltd.	2,700	26,682
Central Automotive Products Ltd.	8,000	66,678
Century21 Real Estate Japan Ltd. (c)	2,500	27,834
Coca-Cola Central Japan Co. Ltd.	18,700	342,601
Daiichikosho Co. Ltd.	3,300	138,342
Daikokutenbussan Co. Ltd.	5,000	224,719
DENSO Corp.	48,600	1,847,343
Dentsu, Inc.	21,800	1,107,636
East Japan Railway Co.	20,600	1,812,307
Funai Soken Holdings, Inc.	3,000	45,516
GCA Savvian Group Corp.	6,800	62,834
Glory Ltd.	3,900	127,730
Goldcrest Co. Ltd.	7,960	113,977
Hokuriku Electrical Construction Co. Ltd.	5,000	36,583
Hoya Corp.	50,700	1,941,520
Hub Co. Ltd.	2,500	40,088
Itochu Corp.	85,300	1,084,044
Iwatsuka Confectionary Co. Ltd.	800	36,244
Japan Digital Laboratory Co.	6,100	82,516
Japan Tobacco, Inc.	70,800	2,892,742
KDDI Corp.	49,800	1,434,526
Keyence Corp.	2,621	1,571,009
Kobayashi Pharmaceutical Co. Ltd.	2,000	159,305
Koshidaka Holdings Co. Ltd.	4,000	78,655
Lasertec Corp.	6,300	81,908
Makita Corp.	12,700	801,159
Medikit Co. Ltd.	2,200	76,699
Meiko Network Japan Co. Ltd.	2,700	29,778
Mitsubishi UFJ Financial Group, Inc.	357,000	1,647,489
Mitsui Fudosan Co. Ltd.	54,000	1,318,811
Nagaileben Co. Ltd.	8,600	175,497
Nakano Refrigerators Co. Ltd.	2,000	47,850
ND Software Co. Ltd.	6,000	49,390
Nihon Parkerizing Co. Ltd.	20,200	178,172
Nintendo Co. Ltd.	4,400	595,765
Nippon Prologis REIT, Inc. (c)	241	577,879
Nippon Telegraph & Telephone Corp.	41,900	1,875,039
NS Tool Co. Ltd.	3,800	63,002
OBIC Co. Ltd.	17,800	935,585
Olympus Corp.	43,600	1,698,509
ORIX Corp.	71,100	1,005,705
OSG Corp.	33,500	622,551
Paramount Bed Holdings Co. Ltd.	3,400	126,476
ProNexus, Inc.	8,000	80,904
San-Ai Oil Co. Ltd.	11,000	77,092
Seven & i Holdings Co. Ltd.	23,200	946,617
Seven Bank Ltd.	398,800	1,694,584
Shinsei Bank Ltd.	334,000	468,127
SHO-BOND Holdings Co. Ltd.	22,100	956,249
Shoei Co. Ltd.	5,800	87,794
SK Kaken Co. Ltd.	1,100	90,257
Software Service, Inc.	1,600	61,799
Sony Corp.	31,300	758,137
Sony Financial Holdings, Inc.	44,000	543,969
Sumitomo Mitsui Financial Group, Inc.	42,600	1,281,907
Techno Medica Co. Ltd.	1,800	37,734
The Monogatari Corp.	1,500	70,800
The Nippon Synthetic Chemical Industry Co. Ltd.	6,000	36,206
TKC Corp.	3,300	89,656
Tocalo Co. Ltd.	2,800	50,368
Toyota Motor Corp.	50,000	2,534,487
Tsutsumi Jewelry Co. Ltd.	2,200	45,954
USS Co. Ltd.	110,600	1,749,509
Workman Co. Ltd.	3,800	119,455
Yamada Consulting Group Co. Ltd.	2,000	61,101
Yamato Kogyo Co. Ltd.	1,700	39,907

TOTAL JAPAN		42,986,572

Kenya - 0.2%
Safaricom Ltd.	4,376,100	740,904
Korea (South) - 1.6%
AMOREPACIFIC Corp.	1,718	611,068
AMOREPACIFIC Group, Inc.	3,162	463,671
BGFretail Co. Ltd.	4,710	764,667
Coway Co. Ltd.	4,513	388,401
KT&G Corp.	5,617	603,043
Leeno Industrial, Inc.	959	35,868
LG Chemical Ltd.	2,168	562,023
LG Household & Health Care Ltd.	620	544,954
NAVER Corp.	1,801	1,064,243

TOTAL KOREA (SOUTH)		5,037,938

Luxembourg - 0.3%
Eurofins Scientific SA	1,000	371,053
RTL Group SA	6,427	534,133

TOTAL LUXEMBOURG		905,186

Mexico - 2.2%
Banregio Grupo Financiero S.A.B. de CV	64,200	384,723
Consorcio ARA S.A.B. de CV	254,355	99,793
El Puerto de Liverpool S.A.B. de CV Class C	31,300	355,796
Fomento Economico Mexicano S.A.B. de CV:
unit	71,500	665,269
sponsored ADR	7,333	683,509
Gruma S.A.B. de CV Series B	26,400	385,658
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	45,000	423,984
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	28,135	432,066
Grupo Aeroportuario Norte S.A.B. de CV	65,200	377,300
Grupo Financiero Banorte S.A.B. de CV Series O	106,900	606,866
Grupo GICSA SA de CV (a)	272,500	214,140
Infraestructura Energetica Nova S.A.B. de CV	84,400	329,807
Kimberly-Clark de Mexico SA de CV Series A	173,200	409,930
Megacable Holdings S.A.B. de CV unit	81,200	374,977
Promotora y Operadora de Infraestructura S.A.B. de CV	27,700	351,292
Tenedora Nemak SA de CV	233,700	335,242
Wal-Mart de Mexico SA de CV Series V	167,600	414,503

TOTAL MEXICO		6,844,855

Netherlands - 1.6%
Aalberts Industries NV	6,100	208,985
Heijmans NV (Certificaten Van Aandelen) (a)	4,481	42,228
ING Groep NV (Certificaten Van Aandelen)	113,576	1,390,887
Koninklijke KPN NV	150,029	589,562
Mylan N.V.	9,800	408,758
PostNL NV (a)	74,300	324,995
RELX NV	100,780	1,691,160
VastNed Retail NV	5,035	221,677

TOTAL NETHERLANDS		4,878,252

Norway - 0.0%
Kongsberg Gruppen ASA	4,500	75,449
Philippines - 0.9%
Ayala Corp.	26,950	441,766
Ayala Land, Inc.	590,400	434,939
D&L Industries, Inc.	1,653,900	316,469
GT Capital Holdings, Inc.	12,985	377,389
International Container Terminal Services, Inc.	241,940	334,349
Jollibee Food Corp.	16,980	82,887
SM Investments Corp.	20,420	409,833
SM Prime Holdings, Inc.	859,600	413,946

TOTAL PHILIPPINES		2,811,578

Russia - 0.3%
Magnit OJSC (a)	3,350	465,579
NOVATEK OAO GDR (Reg. S)	5,300	508,800

TOTAL RUSSIA		974,379

South Africa - 2.0%
Aspen Pharmacare Holdings Ltd.	23,800	560,891
Bidvest Group Ltd.	20,132	510,935
Clicks Group Ltd.	60,693	443,283
Discovery Ltd.	48,767	435,829
FirstRand Ltd.	169,400	544,427
Mondi Ltd.	21,100	405,362
Mr Price Group Ltd.	33,900	430,631
Naspers Ltd. Class N	17,300	2,373,735
Sanlam Ltd.	107,700	522,035

TOTAL SOUTH AFRICA		6,227,128

Spain - 2.8%
Amadeus IT Holding SA Class A	42,900	1,952,134
Hispania Activos Inmobiliarios SA (a)	38,400	562,815
Iberdrola SA	254,372	1,810,808
Inditex SA	91,236	2,928,810
Mediaset Espana Comunicacion SA	49,300	640,154
Merlin Properties Socimi SA	36,100	419,564
Prosegur Compania de Seguridad SA (Reg.)	106,676	616,854

TOTAL SPAIN		8,931,139

Sweden - 2.4%
ASSA ABLOY AB (B Shares)	136,700	2,866,624
Fagerhult AB	49,855	1,160,942
Intrum Justitia AB	11,563	414,978
Nordea Bank AB	138,267	1,342,131
Saab AB (B Shares)	3,000	102,622
Sandvik AB (b)	48,200	494,578
Svenska Handelsbanken AB (A Shares) (b)	87,445	1,166,530

TOTAL SWEDEN		7,548,405

Switzerland - 7.7%
Credit Suisse Group AG	48,674	740,743
Lafargeholcim Ltd. (Reg.)	13,560	686,552
Nestle SA	107,904	8,053,917
Novartis AG	72,031	5,481,722
Roche Holding AG (participation certificate)	15,701	3,972,498
Schindler Holding AG:
(participation certificate)	7,634	1,390,243
(Reg.)	2,251	413,688
Sika AG	90	383,061
Syngenta AG (Switzerland)	3,219	1,288,540
Tecan Group AG	600	83,311
UBS Group AG	22,589	390,112
Zurich Insurance Group AG	5,646	1,266,874

TOTAL SWITZERLAND		24,151,261

Taiwan - 1.6%
Addcn Technology Co. Ltd.	8,500	65,257
Advantech Co. Ltd.	48,000	338,792
ECLAT Textile Co. Ltd.	34,643	395,194
Largan Precision Co. Ltd.	5,870	412,497
Taiwan Semiconductor Manufacturing Co. Ltd.	835,035	3,830,521

TOTAL TAIWAN		5,042,261

Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	37,800	424,330
Bangkok Dusit Medical Services PCL (For. Reg.)	527,200	359,317
Thai Beverage PCL	612,400	339,248

TOTAL THAILAND		1,122,895

Turkey - 0.5%
Bim Birlesik Magazalar A/S JSC	19,000	418,299
Koc Holding A/S	83,000	433,985
Tofas Turk Otomobil Fabrikasi A/S	44,054	348,590
Tupras Turkiye Petrol Rafinelleri A/S	15,000	395,908

TOTAL TURKEY		1,596,782

United Arab Emirates - 0.1%
DP World Ltd.	20,486	387,185
United Kingdom - 13.5%
AA PLC	21,973	89,447
Alliance Pharma PLC	64,414	42,353
Associated British Foods PLC	28,900	1,293,842
AstraZeneca PLC (United Kingdom)	31,527	1,808,786
Aviva PLC	160,179	1,014,812
Babcock International Group PLC	28,323	392,115
BAE Systems PLC	249,621	1,741,520
Barclays PLC	406,095	1,019,607
Bellway PLC	6,328	226,253
Berendsen PLC	67,555	1,164,754
British American Tobacco PLC (United Kingdom)	5,700	347,541
Britvic PLC	8,417	86,581
Bunzl PLC	42,632	1,270,129
Compass Group PLC	72,807	1,296,575
Dechra Pharmaceuticals PLC	9,600	155,139
DP Poland PLC (a)	200,000	75,980
Elementis PLC	47,708	150,501
Great Portland Estates PLC	13,972	154,747
Hikma Pharmaceuticals PLC	13,118	422,449
Hilton Food Group PLC	5,400	44,422
Howden Joinery Group PLC	67,400	486,499
HSBC Holdings PLC sponsored ADR	53,617	1,787,055
Imperial Tobacco Group PLC	38,114	2,070,843
Informa PLC	223,214	2,134,646
InterContinental Hotel Group PLC ADR	69,496	2,789,569
ITE Group PLC	41,200	93,460
ITV PLC	374,619	1,232,687
JUST EAT Ltd. (a)	12,540	70,268
Lloyds Banking Group PLC	2,277,100	2,234,999
Micro Focus International PLC	36,100	806,510
National Grid PLC	115,665	1,650,378
NMC Health PLC	22,600	345,740
Prudential PLC	122,580	2,419,672
Reckitt Benckiser Group PLC	36,651	3,570,500
Rightmove PLC	7,800	439,695
Rio Tinto PLC	69,603	2,334,923
Royal Dutch Shell PLC Class B (United Kingdom)	39,530	1,037,855
Shaftesbury PLC	41,837	556,284
Spectris PLC	7,970	212,062
Spirax-Sarco Engineering PLC	5,699	284,370
Taylor Wimpey PLC	29,400	79,171
Ted Baker PLC	3,375	117,613
Topps Tiles PLC	33,400	66,371
Ultra Electronics Holdings PLC	5,901	152,269
Unite Group PLC	66,977	618,986
Vodafone Group PLC sponsored ADR	63,826	2,089,663

TOTAL UNITED KINGDOM		42,479,641

United States of America - 11.2%
A.O. Smith Corp.	4,200	324,324
Alphabet, Inc.:
Class A	2,030	1,436,996
Class C	406	281,362
Altria Group, Inc.	11,100	696,081
Amazon.com, Inc. (a)	600	395,754
Amphenol Corp. Class A	5,400	301,482
ANSYS, Inc. (a)	500	45,385
Autoliv, Inc.	13,654	1,672,205
Berkshire Hathaway, Inc. Class B (a)	9,016	1,311,648
Broadridge Financial Solutions, Inc.	1,340	80,186
Chevron Corp.	9,000	919,620
China Biologic Products, Inc. (a)	10,200	1,193,400
ConocoPhillips Co.	22,200	1,060,938
Constellation Brands, Inc. Class A (sub. vtg.)	8,300	1,295,298
Danaher Corp.	3,200	309,600
Domino's Pizza, Inc.	6,800	821,984
Ecolab, Inc.	2,800	321,944
Edgewell Personal Care Co. (a)	5,400	443,178
Energizer Holdings, Inc.	1,000	43,490
Facebook, Inc. Class A (a)	2,800	329,224
Gartner, Inc. Class A (a)	3,400	296,378
International Flavors & Fragrances, Inc.	3,100	370,357
Kennedy-Wilson Holdings, Inc.	7,773	167,975
Martin Marietta Materials, Inc.	4,970	841,073
MasterCard, Inc. Class A	26,000	2,521,740
McGraw Hill Financial, Inc.	19,800	2,115,630
MercadoLibre, Inc.	3,100	387,159
Mettler-Toledo International, Inc. (a)	1,000	357,950
Mohawk Industries, Inc. (a)	8,665	1,669,139
Molson Coors Brewing Co. Class B	14,800	1,415,324
Moody's Corp.	9,900	947,628
MSCI, Inc. Class A	12,200	926,468
NIKE, Inc. Class B	5,600	330,064
Philip Morris International, Inc.	18,500	1,815,220
PPG Industries, Inc.	2,900	320,131
PriceSmart, Inc.	8,885	768,908
ResMed, Inc.	12,720	709,776
Reynolds American, Inc.	24,900	1,235,040
Sherwin-Williams Co.	2,300	660,813
SS&C Technologies Holdings, Inc.	14,054	859,402
The Walt Disney Co.	3,000	309,780
TransDigm Group, Inc. (a)	1,500	341,805
Visa, Inc. Class A	32,877	2,539,419

TOTAL UNITED STATES OF AMERICA		35,191,278

TOTAL COMMON STOCKS
(Cost $262,015,051)		305,478,629

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.9%
Ambev SA sponsored ADR	152,100	850,239
Banco Bradesco SA (PN)	113,850	857,372
Itau Unibanco Holding SA	94,300	901,255

TOTAL BRAZIL		2,608,866

Germany - 0.2%
Sartorius AG (non-vtg.)	900	222,031
Volkswagen AG	2,990	432,927

TOTAL GERMANY		654,958

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,142,197)		3,263,824

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.38% (d)	3,860,982	3,860,982
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	3,158,800	3,158,800
TOTAL MONEY MARKET FUNDS
(Cost $7,019,782)		7,019,782
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $272,177,030)		315,762,235
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,185,787)
NET ASSETS - 100%		$313,576,448

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,565
Fidelity Securities Lending Cash Central Fund	41,244
Total	$47,809

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,289,186	$31,864,746	$12,424,440	$--
Consumer Staples	43,532,195	26,785,127	16,747,068	--
Energy	11,569,512	5,005,828	6,563,684	--
Financials	59,479,309	30,876,288	28,603,021	--
Health Care	44,295,373	22,767,675	21,527,698	--
Industrials	34,242,642	25,865,080	8,377,562	--
Information Technology	38,595,430	23,298,008	15,297,422	--
Materials	17,201,467	14,479,937	2,721,530	--
Telecommunication Services	8,990,061	3,478,634	5,511,427	--
Utilities	6,547,278	676,371	5,870,907	--
Money Market Funds	7,019,782	7,019,782	--	--
Total Investments in Securities:	$315,762,235	$192,117,476	$123,644,759	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$4,099,814
Level 2 to Level 1	$34,866,774

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,961,201) — See accompanying schedule: Unaffiliated issuers (cost $265,157,248)	$308,742,453
Fidelity Central Funds (cost $7,019,782)	7,019,782
Total Investments (cost $272,177,030)		$315,762,235
Foreign currency held at value (cost $18,143)		17,488
Receivable for investments sold		433,383
Receivable for fund shares sold		52,780
Dividends receivable		1,829,196
Distributions receivable from Fidelity Central Funds		23,163
Prepaid expenses		265
Receivable from investment adviser for expense reductions		56
Other receivables		24,958
Total assets		318,143,524
Liabilities
Payable to custodian bank	$71,380
Payable for investments purchased
Regular delivery	521,035
Delayed delivery	44,749
Payable for fund shares redeemed	436,104
Accrued management fee	199,146
Distribution and service plan fees payable	10,041
Other affiliated payables	47,252
Other payables and accrued expenses	78,569
Collateral on securities loaned, at value	3,158,800
Total liabilities		4,567,076
Net Assets		$313,576,448
Net Assets consist of:
Paid in capital		$303,103,887
Undistributed net investment income		1,912,194
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,054,648)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,615,015
Net Assets		$313,576,448
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,818,273 ÷ 1,166,002 shares)		$7.56
Maximum offering price per share (100/94.25 of $7.56)		$8.02
Class T:
Net Asset Value and redemption price per share ($13,627,834 ÷ 1,793,896 shares)		$7.60
Maximum offering price per share (100/96.50 of $7.60)		$7.88
Class B:
Net Asset Value and offering price per share ($93,240 ÷ 12,203 shares)(a)		$7.64
Class C:
Net Asset Value and offering price per share ($3,077,150 ÷ 406,220 shares)(a)		$7.58
Total International Equity:
Net Asset Value, offering price and redemption price per share ($284,995,679 ÷ 37,639,906 shares)		$7.57
Class I:
Net Asset Value, offering price and redemption price per share ($2,964,272 ÷ 393,120 shares)		$7.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$4,405,366
Income from Fidelity Central Funds		47,809
Income before foreign taxes withheld		4,453,175
Less foreign taxes withheld		(400,599)
Total income		4,052,576
Expenses
Management fee
Basic fee	$1,101,234
Performance adjustment	185,483
Transfer agent fees	204,427
Distribution and service plan fees	59,906
Accounting and security lending fees	81,700
Custodian fees and expenses	112,889
Independent trustees' compensation	693
Registration fees	33,115
Audit	63,656
Legal	868
Miscellaneous	1,090
Total expenses before reductions	1,845,061
Expense reductions	(13,581)	1,831,480
Net investment income (loss)		2,221,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,285,836)
Foreign currency transactions	74,152
Total net realized gain (loss)		(5,211,684)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $30,538)	(4,718,985)
Assets and liabilities in foreign currencies	3,044
Total change in net unrealized appreciation (depreciation)		(4,715,941)
Net gain (loss)		(9,927,625)
Net increase (decrease) in net assets resulting from operations		$(7,706,529)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,221,096	$4,170,618
Net realized gain (loss)	(5,211,684)	(5,852,740)
Change in net unrealized appreciation (depreciation)	(4,715,941)	(558,579)
Net increase (decrease) in net assets resulting from operations	(7,706,529)	(2,240,701)
Distributions to shareholders from net investment income	(3,869,339)	(5,482,469)
Distributions to shareholders from net realized gain	–	(1,726,810)
Total distributions	(3,869,339)	(7,209,279)
Share transactions - net increase (decrease)	(11,041,483)	(4,678,824)
Redemption fees	426	1,289
Total increase (decrease) in net assets	(22,616,925)	(14,127,515)
Net Assets
Beginning of period	336,193,373	350,320,888
End of period (including undistributed net investment income of $1,912,194 and undistributed net investment income of $3,560,437, respectively)	$313,576,448	$336,193,373

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.79	$8.00	$8.27	$7.31	$6.67	$7.36
Income from Investment Operations
Net investment income (loss)A	.04	.07	.13	.09	.13	.11
Net realized and unrealized gain (loss)	(.21)	(.14)	(.12)	1.24	.59	(.69)
Total from investment operations	(.17)	(.07)	.01	1.33	.72	(.58)
Distributions from net investment income	(.06)	(.10)	(.10)	(.13)	(.08)	(.09)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.06)	(.14)	(.28)	(.37)B	(.08)	(.11)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.56	$7.79	$8.00	$8.27	$7.31	$6.67
Total ReturnD,E,F	(2.18)%	(.89)%	.19%	19.00%	10.88%	(8.03)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.53%I	1.48%	1.44%	1.50%	1.57%	1.73%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.44%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.45%I	1.44%	1.44%	1.43%	1.42%	1.42%
Net investment income (loss)	1.12%I	.86%	1.63%	1.21%	1.88%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$8,818	$9,163	$9,164	$9,034	$5,767	$4,307
Portfolio turnover rateJ	43%I	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.81	$8.04	$8.32	$7.37	$6.73	$7.41
Income from Investment Operations
Net investment income (loss)A	.03	.05	.11	.07	.11	.09
Net realized and unrealized gain (loss)	(.20)	(.15)	(.12)	1.25	.59	(.68)
Total from investment operations	(.17)	(.10)	(.01)	1.32	.70	(.59)
Distributions from net investment income	(.04)	(.09)	(.09)	(.13)	(.06)	(.07)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.04)	(.13)	(.27)	(.37)B	(.06)	(.09)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.60	$7.81	$8.04	$8.32	$7.37	$6.73
Total ReturnD,E,F	(2.15)%	(1.26)%	(.06)%	18.73%	10.52%	(8.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.70%	1.68%	1.75%	1.84%	2.02%
Expenses net of fee waivers, if any	1.70%I	1.70%	1.68%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.70%I	1.69%	1.68%	1.67%	1.67%	1.67%
Net investment income (loss)	.87%I	.61%	1.38%	.96%	1.63%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$13,628	$13,962	$10,282	$7,909	$2,348	$997
Portfolio turnover rateJ	43%I	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.84	$8.05	$8.31	$7.33	$6.68	$7.37
Income from Investment Operations
Net investment income (loss)A	.01	.01	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.21)	(.14)	(.12)	1.24	.59	(.68)
Total from investment operations	(.20)	(.13)	(.05)	1.28	.67	(.63)
Distributions from net investment income	–	(.04)	(.03)	(.05)	(.02)	(.04)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	–	(.08)	(.21)	(.30)	(.02)	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$7.64	$7.84	$8.05	$8.31	$7.33	$6.68
Total ReturnC,D,E	(2.55)%	(1.62)%	(.56)%	18.05%	10.05%	(8.66)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.30%H	2.26%	2.22%	2.26%	2.34%	2.51%
Expenses net of fee waivers, if any	2.20%H	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.20%H	2.19%	2.20%	2.18%	2.17%	2.17%
Net investment income (loss)	.37%H	.11%	.87%	.46%	1.13%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$93	$120	$168	$192	$220	$254
Portfolio turnover rateI	43%H	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.77	$8.00	$8.28	$7.31	$6.67	$7.36
Income from Investment Operations
Net investment income (loss)A	.01	.01	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.20)	(.15)	(.12)	1.25	.58	(.69)
Total from investment operations	(.19)	(.14)	(.05)	1.29	.66	(.64)
Distributions from net investment income	–	(.05)	(.05)	(.08)	(.02)	(.03)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	–	(.09)	(.23)	(.32)B	(.02)	(.05)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.58	$7.77	$8.00	$8.28	$7.31	$6.67
Total ReturnD,E,F	(2.45)%	(1.73)%	(.57)%	18.30%	9.98%	(8.72)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.31%I	2.26%	2.22%	2.26%	2.31%	2.51%
Expenses net of fee waivers, if any	2.20%I	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.20%I	2.19%	2.20%	2.18%	2.17%	2.17%
Net investment income (loss)	.37%I	.11%	.87%	.46%	1.13%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$3,077	$3,311	$4,028	$3,584	$2,737	$1,396
Portfolio turnover rateJ	43%I	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.82	$8.03	$8.29	$7.32	$6.69	$7.37
Income from Investment Operations
Net investment income (loss)A	.05	.10	.16	.12	.15	.12
Net realized and unrealized gain (loss)	(.20)	(.14)	(.12)	1.24	.58	(.68)
Total from investment operations	(.15)	(.04)	.04	1.36	.73	(.56)
Distributions from net investment income	(.10)	(.13)	(.12)	(.15)	(.10)	(.10)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.10)	(.17)	(.30)	(.39)B	(.10)	(.12)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.57	$7.82	$8.03	$8.29	$7.32	$6.69
Total ReturnD,E	(2.00)%	(.51)%	.55%	19.48%	11.03%	(7.70)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.07%	1.04%	1.09%	1.16%	1.42%
Expenses net of fee waivers, if any	1.12%H	1.07%	1.04%	1.09%	1.16%	1.20%
Expenses net of all reductions	1.12%H	1.06%	1.04%	1.07%	1.13%	1.17%
Net investment income (loss)	1.46%H	1.24%	2.03%	1.57%	2.16%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$284,996	$307,035	$324,438	$324,395	$281,979	$131,338
Portfolio turnover rateI	43%H	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.78	$7.99	$8.26	$7.30	$6.67	$7.35
Income from Investment Operations
Net investment income (loss)A	.05	.09	.15	.11	.14	.12
Net realized and unrealized gain (loss)	(.20)	(.14)	(.12)	1.24	.59	(.68)
Total from investment operations	(.15)	(.05)	.03	1.35	.73	(.56)
Distributions from net investment income	(.09)	(.12)	(.12)	(.15)	(.10)	(.10)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.09)	(.16)	(.30)	(.39)B	(.10)	(.12)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.54	$7.78	$7.99	$8.26	$7.30	$6.67
Total ReturnD,E	(1.99)%	(.64)%	.37%	19.40%	11.06%	(7.72)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.17%	1.15%	1.21%	1.27%	1.48%
Expenses net of fee waivers, if any	1.20%H	1.17%	1.15%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.20%H	1.16%	1.15%	1.18%	1.17%	1.17%
Net investment income (loss)	1.37%H	1.14%	1.91%	1.46%	2.13%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,964	$2,602	$2,240	$2,372	$1,514	$197
Portfolio turnover rateI	43%H	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 56,805,584
Gross unrealized depreciation	(15,433,463)
Net unrealized appreciation (depreciation) on securities	$41,372,121
Tax cost	$274,390,114

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(13,607,298)
2019	(8,855,997)
Total with expiration	$(22,463,295)
No expiration
Short-term	(5,613,592)
Total capital loss carryforward	$(28,076,887)

Due to large subscriptions in a prior period, $22,463,295 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,742,727 and $81,527,820, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,969	$810
Class T	.25%	.25%	32,951	57
Class B	.75%	.25%	515	386
Class C	.75%	.25%	15,471	2,767
			$59,906	$4,020

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,356
Class T	488
Class B(a)	–
Class C(a)	295
$2,139

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$12,141.28
Class T	16,142.24
Class B	152.30
Class C	4,828.31
Total International Equity	168,031.12
Class I	3,133.24
	$204,427

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $330 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $282 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $41,244. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$3,471
Class T	1.70%	3,118
Class B	2.20%	49
Class C	2.20%	1,763
Class I	1.20%	563
		$8,964

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,442 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,175.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$72,361	$113,499
Class T	77,358	118,041
Class B	–	852
Class C	–	26,493
Total International Equity	3,691,251	5,189,901
Class I	28,369	33,683
Total	$3,869,339	$5,482,469
From net realized gain
Class A	$–	$45,400
Class T	–	52,463
Class B	–	832
Class C	–	19,994
Total International Equity	–	1,596,893
Class I	–	11,228
Total	$–	$1,726,810

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	125,145	302,437	$923,609	$2,413,258
Reinvestment of distributions	9,322	20,115	71,782	158,306
Shares redeemed	(145,056)	(290,995)	(1,062,034)	(2,277,557)
Net increase (decrease)	(10,589)	31,557	$(66,643)	$294,007
Class T
Shares sold	242,570	824,018	$1,805,986	$6,637,966
Reinvestment of distributions	9,988	21,537	77,308	170,355
Shares redeemed	(245,478)	(337,655)	(1,795,924)	(2,691,540)
Net increase (decrease)	7,080	507,900	$87,370	$4,116,781
Class B
Shares sold	1,079	2,293	$7,667	$19,363
Reinvestment of distributions	–	210	–	1,675
Shares redeemed	(4,239)	(7,999)	(31,696)	(62,934)
Net increase (decrease)	(3,160)	(5,496)	$(24,029)	$(41,896)
Class C
Shares sold	40,022	142,460	$294,781	$1,136,553
Reinvestment of distributions	–	4,767	–	37,661
Shares redeemed	(60,109)	(224,769)	(446,353)	(1,823,746)
Net increase (decrease)	(20,087)	(77,542)	$(151,572)	$(649,532)
Total International Equity
Shares sold	2,536,155	6,834,390	$18,902,576	$54,586,662
Reinvestment of distributions	471,692	851,193	3,632,026	6,698,889
Shares redeemed	(4,642,011)	(8,793,992)	(33,862,381)	(70,164,751)
Net increase (decrease)	(1,634,164)	(1,108,409)	$(11,327,779)	$(8,879,200)
Class I
Shares sold	102,309	149,022	$761,726	$1,222,878
Reinvestment of distributions	3,671	5,728	28,160	44,910
Shares redeemed	(47,313)	(100,501)	(348,716)	(786,772)
Net increase (decrease)	58,667	54,249	$441,170	$481,016

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 71% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.45%
Actual		$1,000.00	$978.20	$7.13
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class T	1.70%
Actual		$1,000.00	$978.50	$8.36
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.20%
Actual		$1,000.00	$974.50	$10.80
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class C	2.20%
Actual		$1,000.00	$975.50	$10.81
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Total International Equity	1.12%
Actual		$1,000.00	$980.00	$5.51
Hypothetical-C		$1,000.00	$1,019.29	$5.62
Class I	1.20%
Actual		$1,000.00	$980.10	$5.91
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ATIEI-SANN-0616
1.853360.108

Fidelity® Global Equity Income Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	49.8%
Japan	10.7%
United Kingdom	10.6%
Ireland	4.2%
Canada	3.5%
Israel	2.8%
France	2.8%
Taiwan	2.2%
Hong Kong	1.8%
Other	11.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	46.2%
United Kingdom	13.0%
Japan	11.1%
Ireland	4.1%
Canada	3.3%
Israel	3.2%
France	2.9%
Bailiwick of Jersey	1.9%
Hong Kong	1.9%
Other	12.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	88.8	95.7
Short-Term Investments and Net Other Assets (Liabilities)	11.2	4.3

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson (United States of America, Pharmaceuticals)	2.6	2.4
Accenture PLC Class A (Ireland, IT Services)	1.9	1.8
General Electric Co. (United States of America, Industrial Conglomerates)	1.9	2.4
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	1.9	2.6
Chevron Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.8	1.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8	1.7
CVS Health Corp. (United States of America, Food & Staples Retailing)	1.7	1.8
JPMorgan Chase & Co. (United States of America, Banks)	1.6	2.7
Microsoft Corp. (United States of America, Software)	1.6	1.8
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.5	1.6
	18.3

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.3	20.7
Information Technology	14.6	17.0
Consumer Staples	13.0	14.5
Health Care	12.6	13.4
Consumer Discretionary	11.9	13.3
Industrials	8.1	6.6
Energy	6.5	5.1
Telecommunication Services	3.2	3.2
Materials	1.6	1.9

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
Australia - 0.0%
Telstra Corp. Ltd.	2,621	$10,642
Bailiwick of Jersey - 1.5%
Shire PLC	6,500	405,613
Wolseley PLC	13,715	768,206

TOTAL BAILIWICK OF JERSEY		1,173,819

Belgium - 0.6%
Anheuser-Busch InBev SA NV	3,800	470,364
Canada - 3.5%
Constellation Software, Inc.	1,000	390,803
Fairfax Financial Holdings Ltd. (sub. vtg.)	741	397,165
Imperial Oil Ltd.	22,100	732,909
PrairieSky Royalty Ltd.	5,200	109,496
Suncor Energy, Inc.	39,000	1,144,792

TOTAL CANADA		2,775,165

Cayman Islands - 0.3%
SITC International Holdings Co. Ltd.	493,000	266,452
Chile - 0.4%
Vina San Pedro SA	33,308,523	328,207
France - 2.8%
Bouygues SA (a)	6,606	220,270
Cegedim SA (b)	6,000	164,750
Renault SA	5,700	550,077
Sanofi SA	11,900	980,876
VINCI SA	3,500	261,461

TOTAL FRANCE		2,177,434

Germany - 1.7%
adidas AG	3,700	477,051
AURELIUS AG	8,199	490,255
SAP AG	4,179	327,889

TOTAL GERMANY		1,295,195

Hong Kong - 1.8%
HKT Trust/HKT Ltd. unit	400,600	575,839
Techtronic Industries Co. Ltd.	220,500	826,582

TOTAL HONG KONG		1,402,421

Indonesia - 0.5%
PT Bank Central Asia Tbk	403,800	399,575
Ireland - 4.2%
Accenture PLC Class A	13,340	1,506,353
Greencore Group PLC	118,486	624,638
Medtronic PLC	14,300	1,131,845

TOTAL IRELAND		3,262,836

Isle of Man - 1.3%
Optimal Payments PLC (b)	103,000	573,700
Playtech Ltd.	38,635	454,153

TOTAL ISLE OF MAN		1,027,853

Israel - 2.8%
Bezeq The Israel Telecommunication Corp. Ltd.	251,000	535,393
Cellcom Israel Ltd. (Israel) (b)	46,380	348,056
Partner Communications Co. Ltd. (b)	18,620	96,876
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	4,496	184,583
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,550	1,064,498

TOTAL ISRAEL		2,229,406

Italy - 0.2%
Astaldi SpA	37,353	183,146
Japan - 10.7%
A/S One Corp.	10,000	360,580
Astellas Pharma, Inc.	80,100	1,079,956
Broadleaf Co. Ltd.	7,800	77,080
Casio Computer Co. Ltd.	9,600	182,658
Daiichikosho Co. Ltd.	19,500	817,474
Daito Trust Construction Co. Ltd.	4,100	579,872
Hoya Corp.	30,700	1,175,634
Inaba Denki Sangyo Co. Ltd.	2,200	69,077
Japan Tobacco, Inc.	12,600	514,810
KDDI Corp.	23,800	685,576
NEC Corp.	106,000	257,980
Nippon Telegraph & Telephone Corp.	7,300	326,677
Olympus Corp.	18,900	736,280
ORIX Corp.	15,600	220,661
Shinsei Bank Ltd.	403,000	564,835
Sony Corp.	10,600	256,749
Tsuruha Holdings, Inc.	4,600	441,212
USS Co. Ltd.	5,000	79,092

TOTAL JAPAN		8,426,203

Netherlands - 1.1%
Altice NV Class A (b)	17,479	265,190
LyondellBasell Industries NV Class A	6,900	570,423

TOTAL NETHERLANDS		835,613

Singapore - 0.5%
United Overseas Bank Ltd.	28,791	398,195
South Africa - 1.0%
Capitec Bank Holdings Ltd.	10,100	419,361
EOH Holdings Ltd.	17,400	169,352
Lewis Group Ltd.	54,500	183,807

TOTAL SOUTH AFRICA		772,520

Spain - 0.5%
Amadeus IT Holding SA Class A	8,800	400,438
Sweden - 0.5%
Sandvik AB (a)	38,900	399,151
Switzerland - 1.5%
Banque Cantonale Vaudoise	510	351,678
Chubb Ltd.	5,400	636,444
Sika AG	50	212,811

TOTAL SWITZERLAND		1,200,933

Taiwan - 2.2%
ECLAT Textile Co. Ltd.	20,298	231,552
King's Town Bank	120,000	83,584
Taiwan Semiconductor Manufacturing Co. Ltd.	301,000	1,380,765

TOTAL TAIWAN		1,695,901

United Kingdom - 10.6%
British American Tobacco PLC (United Kingdom)	13,100	798,734
Hilton Food Group PLC	56,200	462,317
Howden Joinery Group PLC	38,700	279,340
Imperial Tobacco Group PLC	15,015	815,808
ITV PLC	272,800	897,651
Lloyds Banking Group PLC	873,700	857,546
Micro Focus International PLC	50,000	1,117,049
Reckitt Benckiser Group PLC	5,545	540,188
SABMiller PLC	6,400	391,354
St. James's Place Capital PLC	28,239	357,736
The Restaurant Group PLC	21,900	88,030
WH Smith PLC	41,552	1,016,955
Whitbread PLC	5,856	331,307
William Hill PLC	54,552	249,249
Wuliangye Yibin Co. Ltd. ELS (UBS Warrant Programme) warrants 3/7/19 (b)(c)	27,300	119,758

TOTAL UNITED KINGDOM		8,323,022

United States of America - 38.6%
American Tower Corp.	6,860	719,477
Amgen, Inc.	3,820	604,706
Apple, Inc.	15,550	1,457,657
Bank of America Corp.	59,580	867,485
BWX Technologies, Inc.	22,800	761,292
C.H. Robinson Worldwide, Inc.	1,900	134,843
Chevron Corp.	14,165	1,447,380
CME Group, Inc.	2,500	229,775
Comcast Corp. Class A	10,700	650,132
ConocoPhillips Co.	11,400	544,806
CVB Financial Corp.	28,410	488,084
CVS Health Corp.	12,900	1,296,450
Danaher Corp.	9,000	870,750
Deluxe Corp.	1,800	113,004
Diamond Hill Investment Group, Inc.	2,600	455,676
Dr. Pepper Snapple Group, Inc.	5,541	503,732
E.I. du Pont de Nemours & Co.	7,400	487,734
EMC Corp.	17,900	467,369
Exxon Mobil Corp.	13,630	1,204,892
First NBC Bank Holding Co. (b)	2,200	47,828
General Electric Co.	48,100	1,479,075
H&R Block, Inc.	13,600	275,264
IBM Corp.	5,270	769,104
Johnson & Johnson	17,900	2,006,232
JPMorgan Chase & Co.	19,730	1,246,936
McDonald's Corp.	3,900	493,311
McGraw Hill Financial, Inc.	6,040	645,374
Microsoft Corp.	24,864	1,239,968
Molson Coors Brewing Co. Class B	3,100	296,453
MSCI, Inc. Class A	5,400	410,076
Oracle Corp.	21,726	865,998
PepsiCo, Inc.	7,600	782,496
Procter & Gamble Co.	10,900	873,308
Roper Technologies, Inc.	2,100	369,789
SunTrust Banks, Inc.	13,300	555,142
Target Corp.	13,200	1,049,400
The Coca-Cola Co.	18,500	828,800
U.S. Bancorp	20,780	887,098
United Technologies Corp.	4,300	448,791
VF Corp.	3,820	240,851
Wells Fargo & Co.	23,457	1,172,381

TOTAL UNITED STATES OF AMERICA		30,288,919

TOTAL COMMON STOCKS
(Cost $64,628,757)		69,743,410
	Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.6% 3/31/40(e)
(Cost $2,060)	2,400	2,082
	Shares	Value

Money Market Funds - 12.0%
Fidelity Cash Central Fund, 0.38% (f)	8,871,507	8,871,507
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	571,878	571,878
TOTAL MONEY MARKET FUNDS
(Cost $9,443,385)		9,443,385
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $74,074,202)		79,188,877
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(639,640)
NET ASSETS - 100%		$78,549,237

Currency Abbreviations

CAD – Canadian dollar

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $119,758 or 0.2% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,448
Fidelity Securities Lending Cash Central Fund	2,839
Total	$9,287

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,441,722	$7,279,167	$2,162,555	$--
Consumer Staples	10,153,454	7,858,510	2,294,944	--
Energy	5,184,275	5,184,275	--	--
Financials	13,601,997	11,259,325	2,342,672	--
Health Care	9,710,970	4,972,031	4,738,939	--
Industrials	6,345,307	5,241,572	1,103,735	--
Information Technology	11,455,658	9,411,944	2,043,714	--
Materials	1,270,968	1,270,968	--	--
Telecommunication Services	2,579,059	980,325	1,598,734	--
Corporate Bonds	2,082	--	2,082	--
Money Market Funds	9,443,385	9,443,385	--	--
Total Investments in Securities:	$79,188,877	$62,901,502	$16,287,375	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$1,602,987

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $525,883) — See accompanying schedule: Unaffiliated issuers (cost $64,630,817)	$69,745,492
Fidelity Central Funds (cost $9,443,385)	9,443,385
Total Investments (cost $74,074,202)		$79,188,877
Receivable for investments sold		83
Receivable for fund shares sold		185,376
Dividends receivable		319,679
Interest receivable		12
Distributions receivable from Fidelity Central Funds		3,211
Prepaid expenses		37
Receivable from investment adviser for expense reductions		5,246
Other receivables		22
Total assets		79,702,543
Liabilities
Payable for fund shares redeemed	$479,254
Accrued management fee	45,183
Other affiliated payables	20,135
Other payables and accrued expenses	36,856
Collateral on securities loaned, at value	571,878
Total liabilities		1,153,306
Net Assets		$78,549,237
Net Assets consist of:
Paid in capital		$74,233,530
Undistributed net investment income		242,892
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,047,174)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,119,989
Net Assets, for 6,573,097 shares outstanding		$78,549,237
Net Asset Value, offering price and redemption price per share ($78,549,237 ÷ 6,573,097 shares)		$11.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$873,208
Interest		85
Income from Fidelity Central Funds		9,287
Income before foreign taxes withheld		882,580
Less foreign taxes withheld		(31,997)
Total income		850,583
Expenses
Management fee	$244,332
Transfer agent fees	94,060
Accounting and security lending fees	18,107
Custodian fees and expenses	6,718
Independent trustees' compensation	148
Registration fees	20,807
Audit	37,895
Legal	294
Miscellaneous	2,333
Total expenses before reductions	424,694
Expense reductions	(5,492)	419,202
Net investment income (loss)		431,381
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(959,742)
Foreign currency transactions	2,784
Total net realized gain (loss)		(956,958)
Change in net unrealized appreciation (depreciation) on: Investment securities	859,153
Assets and liabilities in foreign currencies	7,344
Total change in net unrealized appreciation (depreciation)		866,497
Net gain (loss)		(90,461)
Net increase (decrease) in net assets resulting from operations		$340,920

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$431,381	$812,981
Net realized gain (loss)	(956,958)	1,091,922
Change in net unrealized appreciation (depreciation)	866,497	(622,502)
Net increase (decrease) in net assets resulting from operations	340,920	1,282,401
Distributions to shareholders from net investment income	(277,990)	(855,399)
Distributions to shareholders from net realized gain	(910,524)	(3,941,634)
Total distributions	(1,188,514)	(4,797,033)
Share transactions
Proceeds from sales of shares	20,159,983	33,328,285
Reinvestment of distributions	1,095,123	4,498,152
Cost of shares redeemed	(9,787,582)	(18,426,196)
Net increase (decrease) in net assets resulting from share transactions	11,467,524	19,400,241
Redemption fees	3,735	1,475
Total increase (decrease) in net assets	10,623,665	15,887,084
Net Assets
Beginning of period	67,925,572	52,038,488
End of period (including undistributed net investment income of $242,892 and undistributed net investment income of $89,501, respectively)	$78,549,237	$67,925,572
Other Information
Shares
Sold	1,718,661	2,706,849
Issued in reinvestment of distributions	90,893	370,373
Redeemed	(838,907)	(1,519,683)
Net increase (decrease)	970,647	1,557,539

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Equity Income Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.12	$12.87	$12.20	$10.16	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.16	.28C	.22	.08
Net realized and unrealized gain (loss)	(.03)	.21	.92	2.06	.15
Total from investment operations	.04	.37	1.20	2.28	.23
Distributions from net investment income	(.05)	(.16)	(.25)	(.21)	(.07)
Distributions from net realized gain	(.16)	(.95)	(.28)	(.03)	–
Total distributions	(.21)	(1.12)D	(.53)	(.24)	(.07)
Redemption fees added to paid in capitalB,E	–	–	–	–	–
Net asset value, end of period	$11.95	$12.12	$12.87	$12.20	$10.16
Total ReturnF,G	.32%	2.93%	10.10%	22.73%	2.25%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.21%J	1.15%	1.16%	1.28%	2.18%J
Expenses net of fee waivers, if any	1.20%J	1.15%	1.16%	1.20%	1.20%J
Expenses net of all reductions	1.20%J	1.14%	1.16%	1.19%	1.17%J
Net investment income (loss)	1.23%J	1.27%	2.21%C	1.94%	1.62%J
Supplemental Data
Net assets, end of period (000 omitted)	$78,549	$67,926	$52,038	$42,271	$26,838
Portfolio turnover rateK	25%J	64%	92%	66%	33%L

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.56%.

 D Total distributions of $1.12 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.954 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$8,394,640
Gross unrealized depreciation	(3,359,979)
Net unrealized appreciation (depreciation) on securities	$5,034,661
Tax cost	$74,154,216

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,047,868 and $8,214,170, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $45 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,839. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,246 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $243.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Actual	1.20%	$1,000.00	$1,003.20	$5.98
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

GED-SANN-0616
1.938166.103

Fidelity® Global Commodity Stock Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	5.5	6.9
Syngenta AG (Switzerland)	4.5	3.7
Chevron Corp.	4.0	3.8
Rio Tinto PLC	3.6	4.3
BHP Billiton PLC	3.3	4.7
Potash Corp. of Saskatchewan, Inc.	3.0	4.9
Agrium, Inc.	3.0	3.8
CF Industries Holdings, Inc.	2.8	2.5
The Mosaic Co.	2.6	3.9
Total SA	2.3	2.2
	34.6

Top Sectors (% of fund's net assets)

As of April 30, 2016
Agriculture	34.2%
Energy	32.2%
Metals	26.0%
Other	5.5%
Short-Term Investment and Net Other Assets	2.1%

As of October 31, 2015
Agriculture	37.7%
Energy	29.6%
Metals	26.5%
Other	6.1%
Short-Term Investment and Net Other Assets	0.1%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Aerospace & Defense - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Group PLC	120,320	$1,177,018
Chemicals - 27.0%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	19,400	1,603,798
Diversified Chemicals - 0.8%
E.I. du Pont de Nemours & Co.	24,000	1,581,840
Eastman Chemical Co.	6,700	511,746
		2,093,586
Fertilizers & Agricultural Chemicals - 25.2%
Agrium, Inc.	92,100	7,936,441
CF Industries Holdings, Inc.	229,460	7,588,242
FMC Corp.	25,100	1,085,826
Israel Chemicals Ltd.	152,200	755,206
Monsanto Co.	158,500	14,848,283
OCI NV (a)(b)	67,400	1,332,450
Potash Corp. of Saskatchewan, Inc.	455,000	8,050,530
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	185,800	3,870,214
Syngenta AG (Switzerland)	30,463	12,194,092
The Mosaic Co.	245,861	6,881,649
Yara International ASA	83,000	3,323,360
		67,866,293
Specialty Chemicals - 0.4%
Albemarle Corp. U.S.	8,300	549,128
W.R. Grace & Co.	6,700	513,756
		1,062,884

TOTAL CHEMICALS		72,626,561

Containers & Packaging - 1.1%
Metal & Glass Containers - 0.4%
Ball Corp.	14,800	1,056,424
Paper Packaging - 0.7%
Graphic Packaging Holding Co.	35,700	474,096
Smurfit Kappa Group PLC	20,000	530,158
WestRock Co.	19,659	822,729
		1,826,983

TOTAL CONTAINERS & PACKAGING		2,883,407

Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
Regal Beloit Corp.	9,100	586,222
SolarCity Corp. (a)	20,500	621,560
		1,207,782
Energy Equipment & Services - 0.5%
Oil & Gas Equipment & Services - 0.5%
Baker Hughes, Inc.	17,300	836,628
Dril-Quip, Inc. (a)	1,800	116,676
SBM Offshore NV	37,500	502,176
		1,455,480
Food Products - 3.4%
Agricultural Products - 3.2%
Archer Daniels Midland Co.	48,600	1,941,084
Bunge Ltd.	11,500	718,750
Darling International, Inc. (a)	164,100	2,377,809
First Resources Ltd.	1,033,700	1,464,251
Golden Agri-Resources Ltd.	2,237,800	665,591
SLC Agricola SA	294,200	1,327,610
		8,495,095
Packaged Foods & Meats - 0.2%
Adecoagro SA (a)	61,200	652,392

TOTAL FOOD PRODUCTS		9,147,487

Household Products - 0.3%
Household Products - 0.3%
Svenska Cellulosa AB (SCA) (B Shares)	21,200	667,644
Independent Power and Renewable Electricity Producers - 1.4%
Independent Power Producers & Energy Traders - 0.3%
China Resources Power Holdings Co. Ltd.	396,000	666,962
Renewable Electricity - 1.1%
Huaneng Renewables Corp. Ltd. (H Shares)	3,010,000	888,204
NextEra Energy Partners LP	71,600	2,068,524
		2,956,728

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		3,623,690

Machinery - 1.3%
Agricultural & Farm Machinery - 1.2%
AGCO Corp.	27,100	1,449,037
Deere & Co.	12,500	1,051,375
Jain Irrigation Systems Ltd. (a)	954,603	878,070
		3,378,482
Construction Machinery & Heavy Trucks - 0.1%
Caterpillar, Inc.	3,000	233,160

TOTAL MACHINERY		3,611,642

Metals & Mining - 25.2%
Aluminum - 0.4%
Alcoa, Inc.	93,600	1,045,512
Diversified Metals & Mining - 10.6%
Anglo American PLC (United Kingdom)	62,851	701,066
BHP Billiton PLC	644,273	8,803,665
Boliden AB (b)	31,200	543,930
First Quantum Minerals Ltd.	115,724	985,964
Freeport-McMoRan, Inc. (b)	48,100	673,400
Glencore Xstrata PLC	1,335,538	3,178,865
Grupo Mexico SA de CV Series B	568,211	1,445,244
Ivanhoe Mines Ltd. (a)	906,400	751,300
MMC Norilsk Nickel PJSC sponsored ADR	66,400	979,400
Rio Tinto PLC	292,187	9,801,792
South32 Ltd. (a)	443,636	559,949
Turquoise Hill Resources Ltd. (a)	53,000	158,404
		28,582,979
Gold - 8.2%
Agnico Eagle Mines Ltd. (Canada)	35,800	1,692,275
AngloGold Ashanti Ltd. sponsored ADR (a)	35,600	585,620
Argonaut Gold, Inc. (a)	319,700	749,118
B2Gold Corp. (a)	965,680	2,147,324
Barrick Gold Corp.	150,400	2,911,625
Compania de Minas Buenaventura SA sponsored ADR (a)(b)	60,500	614,075
Continental Gold, Inc. (a)	479,200	1,057,929
Franco-Nevada Corp.	21,700	1,523,687
Goldcorp, Inc.	137,910	2,778,644
Newcrest Mining Ltd. (a)	58,573	844,848
Newmont Mining Corp.	87,500	3,059,875
Premier Gold Mines Ltd. (a)	200,500	599,247
Randgold Resources Ltd. sponsored ADR	16,600	1,668,300
SEMAFO, Inc. (a)	139,900	623,289
Sibanye Gold Ltd. ADR (b)	41,400	637,560
Torex Gold Resources, Inc. (a)	351,200	624,194
		22,117,610
Precious Metals & Minerals - 0.5%
Impala Platinum Holdings Ltd. (a)	60,500	250,751
Industrias Penoles SA de CV	35,035	547,681
Tahoe Resources, Inc.	40,600	573,390
		1,371,822
Silver - 0.6%
Silver Wheaton Corp.	76,500	1,602,921
Steel - 4.9%
ArcelorMittal SA Class A unit (b)	193,710	1,090,587
Fortescue Metals Group Ltd.	100,000	259,279
Hitachi Metals Ltd. (c)	63,700	646,820
Hyundai Steel Co.	17,664	969,791
JFE Holdings, Inc.	34,100	478,537
Kobe Steel Ltd.	498,000	478,189
Nippon Steel & Sumitomo Metal Corp.	111,200	2,313,824
Nucor Corp.	40,700	2,026,046
POSCO	9,750	2,031,585
Steel Dynamics, Inc.	20,600	519,326
Thyssenkrupp AG	66,200	1,539,545
Voestalpine AG	19,200	692,087
		13,045,616

TOTAL METALS & MINING		67,766,460

Oil, Gas & Consumable Fuels - 30.3%
Coal & Consumable Fuels - 0.4%
Cameco Corp.	70,800	885,917
Coal India Ltd.	55,487	240,616
		1,126,533
Integrated Oil & Gas - 16.5%
BP PLC	478,800	2,637,892
Cenovus Energy, Inc.	171,300	2,715,515
Chevron Corp.	104,800	10,708,464
China Petroleum & Chemical Corp. (H Shares)	1,290,000	909,043
Eni SpA	58,000	947,542
Exxon Mobil Corp.	50,700	4,481,880
Imperial Oil Ltd.	58,700	1,946,686
InterOil Corp. (a)	19,100	639,277
Lukoil PJSC sponsored ADR	40,300	1,708,116
Occidental Petroleum Corp.	9,400	720,510
Royal Dutch Shell PLC:
Class A (United Kingdom)	150,000	3,928,980
Class B (United Kingdom)	39,863	1,046,598
Statoil ASA	115,800	2,038,230
Suncor Energy, Inc.	109,032	3,200,485
Total SA	122,600	6,196,300
YPF SA Class D sponsored ADR	33,300	670,995
		44,496,513
Oil & Gas Exploration & Production - 12.9%
Anadarko Petroleum Corp.	106,600	5,624,216
Apache Corp.	19,300	1,049,920
Cabot Oil & Gas Corp.	50,700	1,186,380
Carrizo Oil & Gas, Inc. (a)	15,500	548,235
Cimarex Energy Co.	4,600	500,848
CNOOC Ltd. sponsored ADR (b)	16,700	2,061,281
Cobalt International Energy, Inc. (a)	284,500	918,935
ConocoPhillips Co.	67,900	3,244,941
Continental Resources, Inc. (a)	13,900	517,914
Devon Energy Corp.	30,200	1,047,336
EOG Resources, Inc.	29,300	2,420,766
EQT Corp.	26,601	1,864,730
Hess Corp.	13,700	816,794
Marathon Oil Corp.	58,900	829,901
Newfield Exploration Co. (a)	14,100	511,125
Noble Energy, Inc.	60,900	2,199,099
NOVATEK OAO GDR (Reg. S)	11,200	1,075,200
PDC Energy, Inc. (a)	12,800	803,712
Pioneer Natural Resources Co.	3,410	566,401
PrairieSky Royalty Ltd.	91,000	1,916,171
QEP Resources, Inc.	20,700	371,151
SM Energy Co.	55,300	1,723,148
Southwestern Energy Co. (a)(b)	42,100	565,403
Tullow Oil PLC (a)	148,500	606,895
Whiting Petroleum Corp. (a)(b)	76,700	920,400
Woodside Petroleum Ltd.	35,573	766,538
		34,657,440
Oil & Gas Storage & Transport - 0.5%
Teekay LNG Partners LP	5,400	74,196
Williams Partners LP	37,900	1,145,717
		1,219,913

TOTAL OIL, GAS & CONSUMABLE FUELS		81,500,399

Paper & Forest Products - 4.5%
Forest Products - 0.6%
TFS Corp. Ltd.	632,575	750,326
West Fraser Timber Co. Ltd.	26,900	886,304
		1,636,630
Paper Products - 3.9%
Empresas CMPC SA	534,203	1,208,006
Fibria Celulose SA	198,300	1,751,648
Mondi PLC	172,100	3,289,148
Oji Holdings Corp.	174,000	714,538
Stora Enso Oyj (R Shares) (b)	176,500	1,540,012
UPM-Kymmene Corp. (b)	103,500	1,976,791
		10,480,143

TOTAL PAPER & FOREST PRODUCTS		12,116,773

Real Estate Investment Trusts - 0.7%
Specialized REITs - 0.7%
Potlatch Corp.	52,400	1,845,528
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (a)	27,400	734,046
TOTAL COMMON STOCKS
(Cost $331,791,961)		260,363,917

Nonconvertible Preferred Stocks - 1.0%
Aerospace & Defense - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	8,542,720	12,482
Metals & Mining - 0.7%
Steel - 0.7%
Vale SA (PN-A) sponsored ADR	449,300	2,039,822
Oil, Gas & Consumable Fuels - 0.3%
Integrated Oil & Gas - 0.3%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	123,600	729,240
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,284,416)		2,781,544

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.38% (d)	6,967,597	6,967,597
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	7,338,155	7,338,155
TOTAL MONEY MARKET FUNDS
(Cost $14,305,752)		14,305,752
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $351,382,129)		277,451,213
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(8,591,938)
NET ASSETS - 100%		$268,859,275

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,891
Fidelity Securities Lending Cash Central Fund	106,267
Total	$111,158

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$260,363,917	$215,835,216	$44,528,701	$--
Nonconvertible Preferred Stocks	2,781,544	2,781,544	--	--
Money Market Funds	14,305,752	14,305,752	--	--
Total Investments in Securities:	$277,451,213	$232,922,512	$44,528,701	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$14,804,712

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	40.3%
Canada	17.3%
United Kingdom	11.9%
Switzerland	4.5%
France	2.3%
Brazil	2.2%
Norway	2.0%
Chile	1.8%
Bailiwick of Jersey	1.8%
Japan	1.8%
Russia	1.4%
Finland	1.3%
Netherlands	1.3%
Australia	1.2%
Korea (South)	1.1%
Hong Kong	1.1%
Others (Individually Less Than 1%)	6.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,031,911) — See accompanying schedule: Unaffiliated issuers (cost $337,076,377)	$263,145,461
Fidelity Central Funds (cost $14,305,752)	14,305,752
Total Investments (cost $351,382,129)		$277,451,213
Foreign currency held at value (cost $26,141)		26,141
Receivable for investments sold		1,128,703
Receivable for fund shares sold		1,257,584
Dividends receivable		1,107,997
Distributions receivable from Fidelity Central Funds		21,225
Prepaid expenses		281
Other receivables		6,912
Total assets		281,000,056
Liabilities
Payable to custodian bank	$324
Payable for investments purchased
Regular delivery	3,410,510
Delayed delivery	76,258
Payable for fund shares redeemed	1,052,362
Accrued management fee	142,776
Distribution and service plan fees payable	18,314
Other affiliated payables	65,802
Other payables and accrued expenses	36,280
Collateral on securities loaned, at value	7,338,155
Total liabilities		12,140,781
Net Assets		$268,859,275
Net Assets consist of:
Paid in capital		$443,643,861
Undistributed net investment income		1,567,386
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(102,409,631)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(73,942,341)
Net Assets		$268,859,275
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($32,034,388 ÷ 3,073,781 shares)		$10.42
Maximum offering price per share (100/94.25 of $10.42)		$11.06
Class T:
Net Asset Value and redemption price per share ($6,177,528 ÷ 592,800 shares)		$10.42
Maximum offering price per share (100/96.50 of $10.42)		$10.80
Class B:
Net Asset Value and offering price per share ($805,040 ÷ 77,326 shares)(a)		$10.41
Class C:
Net Asset Value and offering price per share ($11,528,539 ÷ 1,114,551 shares)(a)		$10.34
Global Commodity Stock:
Net Asset Value, offering price and redemption price per share ($187,023,903 ÷ 17,915,595 shares)		$10.44
Class I:
Net Asset Value, offering price and redemption price per share ($31,289,877 ÷ 2,999,773 shares)		$10.43

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$3,551,835
Income from Fidelity Central Funds		111,158
Income before foreign taxes withheld		3,662,993
Less foreign taxes withheld		(261,962)
Total income		3,401,031
Expenses
Management fee	$741,086
Transfer agent fees	311,622
Distribution and service plan fees	101,260
Accounting and security lending fees	55,708
Custodian fees and expenses	29,898
Independent trustees' compensation	460
Registration fees	75,498
Audit	31,910
Legal	915
Miscellaneous	719
Total expenses before reductions	1,349,076
Expense reductions	(5,501)	1,343,575
Net investment income (loss)		2,057,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,971,910)
Foreign currency transactions	(34,212)
Total net realized gain (loss)		(33,006,122)
Change in net unrealized appreciation (depreciation) on: Investment securities	47,992,729
Assets and liabilities in foreign currencies	14,367
Total change in net unrealized appreciation (depreciation)		48,007,096
Net gain (loss)		15,000,974
Net increase (decrease) in net assets resulting from operations		$17,058,430

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,057,456	$5,601,197
Net realized gain (loss)	(33,006,122)	(22,741,457)
Change in net unrealized appreciation (depreciation)	48,007,096	(54,129,193)
Net increase (decrease) in net assets resulting from operations	17,058,430	(71,269,453)
Distributions to shareholders from net investment income	(5,140,876)	(3,898,874)
Distributions to shareholders from net realized gain	(224,075)	(629,272)
Total distributions	(5,364,951)	(4,528,146)
Share transactions - net increase (decrease)	26,135,446	(20,805,112)
Redemption fees	5,198	7,987
Total increase (decrease) in net assets	37,834,123	(96,594,724)
Net Assets
Beginning of period	231,025,152	327,619,876
End of period (including undistributed net investment income of $1,567,386 and undistributed net investment income of $4,650,806, respectively)	$268,859,275	$231,025,152

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$13.25	$14.17	$14.59	$15.14	$15.60
Income from Investment Operations
Net investment income (loss)A	.08	.22	.15	.16	.11	.12
Net realized and unrealized gain (loss)	.51	(3.25)	(.91)	(.45)	(.59)	(.38)
Total from investment operations	.59	(3.03)	(.76)	(.29)	(.48)	(.26)
Distributions from net investment income	(.21)	(.14)	(.15)	(.13)	(.05)	(.13)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.22)	(.17)	(.16)	(.13)	(.07)B	(.20)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.42	$10.05	$13.25	$14.17	$14.59	$15.14
Total ReturnE,F,G	6.14%	(23.16)%	(5.41)%	(2.00)%	(3.19)%	(1.80)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.43%J	1.34%	1.35%	1.36%	1.34%	1.32%
Expenses net of fee waivers, if any	1.43%J	1.34%	1.35%	1.35%	1.34%	1.32%
Expenses net of all reductions	1.42%J	1.34%	1.35%	1.34%	1.33%	1.31%
Net investment income (loss)	1.77%J	1.85%	1.05%	1.12%	.80%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$32,034	$31,391	$51,586	$71,293	$99,694	$127,979
Portfolio turnover rateK	99%J	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$13.21	$14.13	$14.54	$15.08	$15.55
Income from Investment Operations
Net investment income (loss)A	.07	.19	.11	.12	.08	.07
Net realized and unrealized gain (loss)	.51	(3.25)	(.90)	(.45)	(.60)	(.38)
Total from investment operations	.58	(3.06)	(.79)	(.33)	(.52)	(.31)
Distributions from net investment income	(.17)	(.10)	(.11)	(.08)	(.01)	(.10)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.18)	(.13)	(.13)B	(.08)	(.02)	(.16)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.42	$10.02	$13.21	$14.13	$14.54	$15.08
Total ReturnD,E,F	6.03%	(23.40)%	(5.65)%	(2.26)%	(3.43)%	(2.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.70%I	1.63%	1.62%	1.62%	1.61%	1.60%
Expenses net of fee waivers, if any	1.70%I	1.63%	1.62%	1.61%	1.61%	1.60%
Expenses net of all reductions	1.70%I	1.62%	1.62%	1.60%	1.60%	1.59%
Net investment income (loss)	1.50%I	1.57%	.78%	.86%	.53%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$6,178	$6,335	$9,867	$12,551	$16,692	$20,831
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.97	$13.12	$14.01	$14.41	$15.00	$15.46
Income from Investment Operations
Net investment income (loss)A	.05	.13	.04	.05	–B	(.01)
Net realized and unrealized gain (loss)	.51	(3.24)	(.89)	(.45)	(.59)	(.39)
Total from investment operations	.56	(3.11)	(.85)	(.40)	(.59)	(.40)
Distributions from net investment income	(.11)	(.02)	(.03)	–B	–	–
Distributions from net realized gain	(.01)	(.03)	(.01)	–	–	(.06)
Total distributions	(.12)	(.04)C	(.04)	–B	–	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.41	$9.97	$13.12	$14.01	$14.41	$15.00
Total ReturnD,E,F	5.72%	(23.76)%	(6.06)%	(2.75)%	(3.93)%	(2.62)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.18%I	2.13%	2.11%	2.11%	2.10%	2.11%
Expenses net of fee waivers, if any	2.18%I	2.12%	2.11%	2.11%	2.10%	2.11%
Expenses net of all reductions	2.17%I	2.12%	2.11%	2.10%	2.10%	2.10%
Net investment income (loss)	1.03%I	1.07%	.29%	.36%	.03%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$805	$864	$1,584	$2,303	$3,097	$4,324
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.026 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$13.06	$13.96	$14.37	$14.95	$15.45
Income from Investment Operations
Net investment income (loss)A	.05	.13	.04	.05	.01	(.01)
Net realized and unrealized gain (loss)	.50	(3.22)	(.89)	(.44)	(.59)	(.38)
Total from investment operations	.55	(3.09)	(.85)	(.39)	(.58)	(.39)
Distributions from net investment income	(.12)	(.03)	(.03)	(.02)	–	(.05)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	–	(.06)
Total distributions	(.13)	(.05)B	(.05)C	(.02)	–	(.11)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.34	$9.92	$13.06	$13.96	$14.37	$14.95
Total ReturnE,F,G	5.70%	(23.74)%	(6.13)%	(2.75)%	(3.88)%	(2.58)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.18%J	2.12%	2.11%	2.11%	2.10%	2.09%
Expenses net of fee waivers, if any	2.18%J	2.12%	2.11%	2.11%	2.10%	2.09%
Expenses net of all reductions	2.17%J	2.11%	2.11%	2.10%	2.09%	2.08%
Net investment income (loss)	1.02%J	1.08%	.29%	.36%	.03%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,529	$11,274	$17,659	$23,830	$31,865	$37,185
Portfolio turnover rateK	99%J	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$13.31	$14.24	$14.66	$15.21	$15.66
Income from Investment Operations
Net investment income (loss)A	.09	.25	.19	.19	.15	.16
Net realized and unrealized gain (loss)	.51	(3.27)	(.92)	(.45)	(.60)	(.39)
Total from investment operations	.60	(3.02)	(.73)	(.26)	(.45)	(.23)
Distributions from net investment income	(.24)	(.18)	(.19)	(.16)	(.08)	(.16)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.25)	(.20)B	(.20)	(.16)	(.10)C	(.22)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.44	$10.09	$13.31	$14.24	$14.66	$15.21
Total ReturnE,F	6.26%	(22.97)%	(5.16)%	(1.75)%	(2.96)%	(1.59)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.18%I	1.12%	1.11%	1.11%	1.10%	1.08%
Expenses net of fee waivers, if any	1.18%I	1.12%	1.11%	1.11%	1.10%	1.08%
Expenses net of all reductions	1.17%I	1.11%	1.11%	1.09%	1.09%	1.07%
Net investment income (loss)	2.03%I	2.08%	1.29%	1.37%	1.04%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$187,024	$156,320	$223,084	$273,476	$387,242	$531,224
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$13.31	$14.24	$14.67	$15.22	$15.66
Income from Investment Operations
Net investment income (loss)A	.09	.25	.19	.20	.16	.16
Net realized and unrealized gain (loss)	.51	(3.26)	(.92)	(.45)	(.60)	(.38)
Total from investment operations	.60	(3.01)	(.73)	(.25)	(.44)	(.22)
Distributions from net investment income	(.25)	(.19)	(.19)	(.18)	(.09)	(.16)
Distributions from net realized gain	(.01)	(.03)	(.01)	–	(.01)	(.06)
Total distributions	(.26)	(.21)B	(.20)	(.18)	(.11)C	(.22)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.43	$10.09	$13.31	$14.24	$14.67	$15.22
Total ReturnE,F	6.27%	(22.93)%	(5.16)%	(1.71)%	(2.90)%	(1.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.14%I	1.09%	1.06%	1.04%	1.04%	1.03%
Expenses net of fee waivers, if any	1.14%I	1.08%	1.06%	1.04%	1.04%	1.03%
Expenses net of all reductions	1.13%I	1.08%	1.06%	1.03%	1.03%	1.03%
Net investment income (loss)	2.07%I	2.11%	1.34%	1.43%	1.10%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$31,290	$24,841	$23,840	$31,613	$50,540	$58,925
Portfolio turnover rateJ	99%I	77%	75%	65%	91%	71%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$14,424,349
Gross unrealized depreciation	(93,694,823)
Net unrealized appreciation (depreciation) on securities	$(79,270,474)
Tax cost	$356,721,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(6,952,413)
No expiration
Short-term	(17,522,131)
Long-term	(40,298,374)
Total no expiration	(57,820,505)
Total capital loss carryforward	$(64,772,918)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $124,970,983 and $107,482,256, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$34,521	$–
Class T	.25%	.25%	13,584	–
Class B	.75%	.25%	3,615	2,711
Class C	.75%	.25%	49,540	6,624
			$101,260	$9,335

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,807
Class T	1,023
Class B(a)	350
Class C(a)	334
$12,514

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$41,634.30
Class T	8,788.32
Class B	1,083.30
Class C	14,985.30
Global Commodity Stock	214,868.30
Class I	30,264.26
	$ 311,622

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,386 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $180 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106,267. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,774 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $727.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$638,599	$520,699
Class T	103,956	72,766
Class B	8,861	1,871
Class C	133,173	32,755
Global Commodity Stock	3,642,366	2,937,401
Class I	613,921	333,382
Total	$5,140,876	$3,898,874
From net realized gain
Class A	$30,410	$97,397
Class T	6,044	19,110
Class B	836	3,040
Class C	11,098	34,065
Global Commodity Stock	151,130	429,058
Class I	24,557	46,602
Total	$224,075	$629,272

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	429,562	526,290	$3,833,800	$6,210,169
Reinvestment of distributions	70,559	46,881	655,495	594,452
Shares redeemed	(549,813)	(1,342,823)	(4,931,070)	(16,036,860)
Net increase (decrease)	(49,692)	(769,652)	$(441,775)	$(9,232,239)
Class T
Shares sold	60,531	79,898	$540,227	$963,935
Reinvestment of distributions	11,521	7,092	107,030	89,851
Shares redeemed	(111,329)	(201,781)	(1,011,230)	(2,371,414)
Net increase (decrease)	(39,277)	(114,791)	$(363,973)	$(1,317,628)
Class B
Shares sold	2,904	580	$29,575	$7,071
Reinvestment of distributions	982	371	9,133	4,698
Shares redeemed	(13,281)	(35,007)	(118,751)	(422,886)
Net increase (decrease)	(9,395)	(34,056)	$(80,043)	$(411,117)
Class C
Shares sold	147,205	206,447	$1,336,468	$2,471,711
Reinvestment of distributions	14,787	4,962	136,635	62,526
Shares redeemed	(184,114)	(426,784)	(1,670,395)	(5,161,590)
Net increase (decrease)	(22,122)	(215,375)	$(197,292)	$(2,627,353)
Global Commodity Stock
Shares sold	4,803,019	4,004,137	$43,836,205	$47,467,615
Reinvestment of distributions	376,092	238,065	3,493,876	3,023,431
Shares redeemed	(2,761,293)	(5,506,523)	(25,223,516)	(65,599,040)
Net increase (decrease)	2,417,818	(1,264,321)	$22,106,565	$(15,107,994)
Class I
Shares sold	1,846,997	1,576,324	$16,610,772	$18,219,363
Reinvestment of distributions	60,388	24,972	560,405	316,895
Shares redeemed	(1,370,427)	(929,289)	(12,059,213)	(10,645,039)
Net increase (decrease)	536,958	672,007	$5,111,964	$7,891,219

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owner of record of 20% of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.43%
Actual		$1,000.00	$1,061.40	$7.33
Hypothetical-C		$1,000.00	$1,017.75	$7.17
Class T	1.70%
Actual		$1,000.00	$1,060.30	$8.71
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.18%
Actual		$1,000.00	$1,057.20	$11.15
Hypothetical-C		$1,000.00	$1,014.02	$10.92
Class C	2.18%
Actual		$1,000.00	$1,057.00	$11.15
Hypothetical-C		$1,000.00	$1,014.02	$10.92
Global Commodity Stock	1.18%
Actual		$1,000.00	$1,062.60	$6.05
Hypothetical-C		$1,000.00	$1,019.00	$5.92
Class I	1.14%
Actual		$1,000.00	$1,062.70	$5.85
Hypothetical-C		$1,000.00	$1,019.19	$5.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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GCS-SANN-0616
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Fidelity® International Value Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United Kingdom	20.6%
Japan	19.6%
France	17.9%
Switzerland	7.9%
United States of America*	6.5%
Germany	6.0%
Netherlands	3.7%
Australia	3.7%
Italy	3.1%
Other	11.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	23.5%
Japan	20.6%
France	16.3%
Switzerland	8.2%
United States of America*	6.0%
Germany	5.5%
Netherlands	3.7%
Australia	2.9%
Spain	2.0%
Other	11.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	97.6
Short-Term Investments and Net Other Assets (Liabilities)	1.2	2.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	3.5	3.1
Westpac Banking Corp. (Australia, Banks)	2.2	1.5
Toyota Motor Corp. (Japan, Automobiles)	2.2	2.4
Nestle SA (Switzerland, Food Products)	2.2	2.7
Sanofi SA (France, Pharmaceuticals)	2.1	2.6
Rio Tinto PLC (United Kingdom, Metals & Mining)	2.0	1.6
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	1.8
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	1.8	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.8	2.6
BASF AG (Germany, Chemicals)	1.7	1.7
	21.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	26.3
Consumer Discretionary	13.8	14.4
Health Care	13.6	16.0
Consumer Staples	9.3	9.3
Industrials	8.8	8.0
Energy	8.2	6.7
Telecommunication Services	6.8	6.1
Materials	5.8	4.1
Information Technology	4.4	3.6
Utilities	3.8	3.1

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 3.7%
Ansell Ltd. (a)	101,524	$1,538,472
Macquarie Group Ltd.	27,058	1,306,420
Transurban Group unit	216,635	1,907,439
Westpac Banking Corp. (b)	315,896	7,415,205

TOTAL AUSTRALIA		12,167,536

Bailiwick of Jersey - 0.7%
Wolseley PLC	43,009	2,409,023
Belgium - 0.5%
Anheuser-Busch InBev SA NV	13,670	1,692,071
Canada - 1.1%
Imperial Oil Ltd.	70,500	2,338,013
Potash Corp. of Saskatchewan, Inc.	62,500	1,105,842

TOTAL CANADA		3,443,855

Finland - 1.1%
Sampo Oyj (A Shares)	80,434	3,511,809
France - 17.9%
Atos Origin SA	46,498	4,138,632
AXA SA (b)	220,121	5,557,967
Bouygues SA (b)	34,935	1,164,868
Capgemini SA	45,493	4,247,041
Havas SA	237,066	1,983,774
Orange SA	172,900	2,872,549
Renault SA	28,345	2,735,429
Sanofi SA	85,210	7,023,567
Societe Generale Series A	89,900	3,537,311
SR Teleperformance SA	16,600	1,490,214
Total SA	224,102	11,326,284
Unibail-Rodamco	14,600	3,911,949
VINCI SA (b)	70,100	5,236,685
Vivendi SA	164,892	3,167,628

TOTAL FRANCE		58,393,898

Germany - 5.6%
Axel Springer Verlag AG	26,500	1,479,565
BASF AG	69,079	5,706,986
Bayer AG	16,503	1,903,849
Continental AG	6,766	1,485,953
Fresenius SE & Co. KGaA	53,300	3,876,700
GEA Group AG	32,955	1,527,895
SAP AG	30,421	2,386,864

TOTAL GERMANY		18,367,812

Hong Kong - 0.7%
Power Assets Holdings Ltd.	250,500	2,383,280
Ireland - 1.2%
Allergan PLC (a)	6,180	1,338,341
Medtronic PLC	30,700	2,429,905

TOTAL IRELAND		3,768,246

Israel - 1.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	85,999	4,682,646
Italy - 3.1%
Eni SpA	273,600	4,469,784
Intesa Sanpaolo SpA	843,500	2,344,762
Mediaset SpA	344,400	1,549,816
Telecom Italia SpA (a)	1,809,900	1,767,320

TOTAL ITALY		10,131,682

Japan - 19.6%
Astellas Pharma, Inc.	237,700	3,204,813
Dentsu, Inc.	63,000	3,200,968
East Japan Railway Co.	24,000	2,111,426
Hoya Corp.	85,000	3,255,013
Itochu Corp.	242,900	3,086,920
Japan Tobacco, Inc.	91,900	3,754,845
KDDI Corp.	143,200	4,124,981
Makita Corp.	36,100	2,277,311
Mitsubishi UFJ Financial Group, Inc.	1,037,200	4,786,487
Nippon Prologis REIT, Inc. (c)	681	1,632,928
Nippon Telegraph & Telephone Corp.	121,600	5,441,640
OBIC Co. Ltd.	37,600	1,976,291
Olympus Corp.	70,900	2,762,025
ORIX Corp.	206,700	2,923,758
Seven & i Holdings Co. Ltd.	67,400	2,750,084
Seven Bank Ltd.	497,900	2,115,681
Sony Corp.	88,500	2,143,614
Sony Financial Holdings, Inc.	127,800	1,579,983
Sumitomo Mitsui Financial Group, Inc.	123,900	3,728,364
Toyota Motor Corp.	144,000	7,299,324

TOTAL JAPAN		64,156,456

Luxembourg - 0.5%
RTL Group SA	19,239	1,598,910
Netherlands - 3.7%
ING Groep NV (Certificaten Van Aandelen)	327,390	4,009,319
Koninklijke KPN NV	425,668	1,672,729
Mylan N.V.	28,600	1,192,906
PostNL NV (a)	92,431	404,302
RELX NV	292,810	4,913,559

TOTAL NETHERLANDS		12,192,815

Spain - 2.2%
Iberdrola SA	738,976	5,260,579
Mediaset Espana Comunicacion SA	146,500	1,902,283

TOTAL SPAIN		7,162,862

Sweden - 1.6%
Nordea Bank AB	395,200	3,836,129
Sandvik AB (b)	137,100	1,406,775

TOTAL SWEDEN		5,242,904

Switzerland - 7.9%
Credit Suisse Group AG	139,828	2,127,967
Lafargeholcim Ltd. (Reg.)	38,610	1,954,850
Nestle SA	97,429	7,272,070
Novartis AG	76,736	5,839,783
Syngenta AG (Switzerland)	9,247	3,701,499
UBS Group AG	64,958	1,121,825
Zurich Insurance Group AG	16,404	3,680,801

TOTAL SWITZERLAND		25,698,795

United Kingdom - 20.6%
AstraZeneca PLC (United Kingdom)	90,857	5,212,701
Aviva PLC	465,420	2,948,663
BAE Systems PLC	384,029	2,679,239
Barclays PLC	1,179,880	2,962,394
Bunzl PLC	122,364	3,645,572
Compass Group PLC	209,239	3,726,209
HSBC Holdings PLC sponsored ADR (b)	155,871	5,195,180
Imperial Tobacco Group PLC	110,738	6,016,713
Informa PLC	303,133	2,898,930
ITV PLC	1,071,296	3,525,110
Lloyds Banking Group PLC	5,108,500	5,014,049
Micro Focus International PLC	70,200	1,568,337
National Grid PLC	336,150	4,796,392
Prudential PLC	73,355	1,447,994
Rio Tinto PLC	198,126	6,646,394
Royal Dutch Shell PLC Class B (United Kingdom)	113,561	2,981,529
Vodafone Group PLC sponsored ADR	185,558	6,075,169

TOTAL UNITED KINGDOM		67,340,575

United States of America - 5.3%
Altria Group, Inc.	31,400	1,969,094
Chevron Corp.	25,900	2,646,462
ConocoPhillips Co.	63,100	3,015,549
Constellation Brands, Inc. Class A (sub. vtg.)	24,100	3,761,046
Edgewell Personal Care Co. (a)	15,600	1,280,292
McGraw Hill Financial, Inc.	24,100	2,575,085
Molson Coors Brewing Co. Class B	19,900	1,903,037

TOTAL UNITED STATES OF AMERICA		17,150,565

TOTAL COMMON STOCKS
(Cost $335,758,650)		321,495,740

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Volkswagen AG
(Cost $1,940,159)	8,731	1,264,175

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (d)	2,939,485	2,939,485
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	15,029,266	15,029,266
TOTAL MONEY MARKET FUNDS
(Cost $17,968,751)		17,968,751
TOTAL INVESTMENT PORTFOLIO - 104.3%
(Cost $355,667,560)		340,728,666
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(13,926,556)
NET ASSETS - 100%		$326,802,110

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,324
Fidelity Securities Lending Cash Central Fund	137,227
Total	$143,551

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,875,247	$25,337,504	$19,537,743	$--
Consumer Staples	30,399,252	16,622,253	13,776,999	--
Energy	26,777,621	8,000,024	18,777,597	--
Financials	79,272,030	25,467,716	53,804,314	--
Health Care	44,260,721	16,962,819	27,297,902	--
Industrials	29,347,669	16,783,750	12,563,919	--
Information Technology	14,317,165	5,815,378	8,501,787	--
Materials	19,115,571	12,469,177	6,646,394	--
Telecommunication Services	21,954,388	6,075,169	15,879,219	--
Utilities	12,440,251	--	12,440,251	--
Money Market Funds	17,968,751	17,968,751	--	--
Total Investments in Securities:	$340,728,666	$151,502,541	$189,226,125	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$9,505,293
Level 2 to Level 1	$16,220,609

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,114,361) — See accompanying schedule: Unaffiliated issuers (cost $337,698,809)	$322,759,915
Fidelity Central Funds (cost $17,968,751)	17,968,751
Total Investments (cost $355,667,560)		$340,728,666
Foreign currency held at value (cost $60,596)		59,602
Receivable for investments sold		406,523
Receivable for fund shares sold		71,546
Dividends receivable		2,263,594
Distributions receivable from Fidelity Central Funds		50,580
Prepaid expenses		155
Receivable from investment adviser for expense reductions		525
Other receivables		2,134
Total assets		343,583,325
Liabilities
Payable for investments purchased
Regular delivery	$734,074
Delayed delivery	88,039
Payable for fund shares redeemed	628,459
Accrued management fee	192,067
Distribution and service plan fees payable	7,207
Other affiliated payables	59,645
Other payables and accrued expenses	42,458
Collateral on securities loaned, at value	15,029,266
Total liabilities		16,781,215
Net Assets		$326,802,110
Net Assets consist of:
Paid in capital		$445,477,213
Undistributed net investment income		3,722,812
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(107,513,209)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,884,706)
Net Assets		$326,802,110
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,316,805 ÷ 1,059,524 shares)		$7.85
Maximum offering price per share (100/94.25 of $7.85)		$8.33
Class T:
Net Asset Value and redemption price per share ($4,007,441 ÷ 510,734 shares)		$7.85
Maximum offering price per share (100/96.50 of $7.85)		$8.13
Class B:
Net Asset Value and offering price per share ($185,710 ÷ 23,320 shares)(a)		$7.96
Class C:
Net Asset Value and offering price per share ($4,412,832 ÷ 562,495 shares)(a)		$7.85
International Value:
Net Asset Value, offering price and redemption price per share ($307,974,481 ÷ 39,244,446 shares)		$7.85
Class I:
Net Asset Value, offering price and redemption price per share ($1,904,841 ÷ 242,277 shares)		$7.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$6,260,678
Income from Fidelity Central Funds		143,551
Income before foreign taxes withheld		6,404,229
Less foreign taxes withheld		(490,131)
Total income		5,914,098
Expenses
Management fee
Basic fee	$1,070,146
Performance adjustment	83,742
Transfer agent fees	269,737
Distribution and service plan fees	43,317
Accounting and security lending fees	79,749
Custodian fees and expenses	39,497
Independent trustees' compensation	642
Registration fees	74,413
Audit	33,078
Legal	304
Miscellaneous	750
Total expenses before reductions	1,695,375
Expense reductions	(5,259)	1,690,116
Net investment income (loss)		4,223,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,140,494)
Foreign currency transactions	130,172
Total net realized gain (loss)		(1,010,322)
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,207,322)
Assets and liabilities in foreign currencies	7,902
Total change in net unrealized appreciation (depreciation)		(14,199,420)
Net gain (loss)		(15,209,742)
Net increase (decrease) in net assets resulting from operations		$(10,985,760)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,223,982	$4,113,357
Net realized gain (loss)	(1,010,322)	(2,475,305)
Change in net unrealized appreciation (depreciation)	(14,199,420)	(2,310,957)
Net increase (decrease) in net assets resulting from operations	(10,985,760)	(672,905)
Distributions to shareholders from net investment income	(4,084,383)	(7,553,931)
Share transactions - net increase (decrease)	54,490,310	87,547,372
Redemption fees	433	863
Total increase (decrease) in net assets	39,420,600	79,321,399
Net Assets
Beginning of period	287,381,510	208,060,111
End of period (including undistributed net investment income of $3,722,812 and undistributed net investment income of $3,583,213, respectively)	$326,802,110	$287,381,510

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$8.62	$8.96	$7.39	$7.02	$8.22
Income from Investment Operations
Net investment income (loss)A	.09	.13	.31B	.17	.20	.22
Net realized and unrealized gain (loss)	(.42)	(.20)	(.47)	1.64	.39	(1.19)
Total from investment operations	(.33)	(.07)	(.16)	1.81	.59	(.97)
Distributions from net investment income	(.09)	(.28)	(.17)	(.20)	(.22)	(.19)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.09)	(.28)	(.18)	(.24)	(.22)	(.23)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.27	$8.62	$8.96	$7.39	$7.02
Total ReturnE,F,G	(4.05)%	(.81)%	(1.76)%	25.24%	8.82%	(12.19)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.43%J	1.37%	1.32%	1.39%	1.44%	1.36%
Expenses net of fee waivers, if any	1.43%J	1.37%	1.32%	1.39%	1.44%	1.36%
Expenses net of all reductions	1.43%J	1.36%	1.32%	1.36%	1.41%	1.34%
Net investment income (loss)	2.44%J	1.58%	3.44%B	2.08%	2.85%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$8,317	$8,956	$6,296	$6,191	$4,491	$4,668
Portfolio turnover rateK	26%J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.25	$8.60	$8.94	$7.38	$7.00	$8.20
Income from Investment Operations
Net investment income (loss)A	.08	.11	.28B	.15	.18	.20
Net realized and unrealized gain (loss)	(.42)	(.20)	(.46)	1.64	.40	(1.19)
Total from investment operations	(.34)	(.09)	(.18)	1.79	.58	(.99)
Distributions from net investment income	(.06)	(.26)	(.15)	(.19)	(.20)	(.17)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.06)	(.26)	(.16)	(.23)	(.20)	(.21)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.25	$8.60	$8.94	$7.38	$7.00
Total ReturnE,F,G	(4.14)%	(1.09)%	(1.99)%	24.86%	8.60%	(12.42)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.73%J	1.66%	1.59%	1.66%	1.71%	1.63%
Expenses net of fee waivers, if any	1.70%J	1.66%	1.59%	1.65%	1.70%	1.62%
Expenses net of all reductions	1.70%J	1.65%	1.59%	1.63%	1.67%	1.60%
Net investment income (loss)	2.17%J	1.29%	3.17%B	1.81%	2.58%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$4,007	$4,086	$3,604	$3,758	$2,693	$2,468
Portfolio turnover rateK	26 %J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.34	$8.66	$8.98	$7.39	$7.00	$8.20
Income from Investment Operations
Net investment income (loss)A	.07	.07	.24B	.11	.14	.17
Net realized and unrealized gain (loss)	(.45)	(.21)	(.45)	1.65	.41	(1.20)
Total from investment operations	(.38)	(.14)	(.21)	1.76	.55	(1.03)
Distributions from net investment income	–C	(.18)	(.09)	(.13)	(.16)	(.13)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	–C	(.18)	(.11)D	(.17)	(.16)	(.17)E
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.96	$8.34	$8.66	$8.98	$7.39	$7.00
Total ReturnF,G,H	(4.51)%	(1.64)%	(2.39)%	24.30%	8.07%	(12.88)%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.21%K	2.15%	2.08%	2.14%	2.19%	2.11%
Expenses net of fee waivers, if any	2.20%K	2.15%	2.08%	2.14%	2.19%	2.11%
Expenses net of all reductions	2.20%K	2.14%	2.08%	2.11%	2.16%	2.09%
Net investment income (loss)	1.66%K	.81%	2.68%B	1.32%	2.09%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$186	$302	$414	$678	$691	$901
Portfolio turnover rateL	26%K	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.23	$8.59	$8.93	$7.38	$7.00	$8.20
Income from Investment Operations
Net investment income (loss)A	.06	.07	.24B	.11	.14	.16
Net realized and unrealized gain (loss)	(.42)	(.20)	(.45)	1.63	.41	(1.19)
Total from investment operations	(.36)	(.13)	(.21)	1.74	.55	(1.03)
Distributions from net investment income	(.02)	(.23)	(.11)	(.15)	(.17)	(.14)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.02)	(.23)	(.13)C	(.19)	(.17)	(.17)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.23	$8.59	$8.93	$7.38	$7.00
Total ReturnE,F,G	(4.40)%	(1.58)%	(2.43)%	24.17%	8.12%	(12.84)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.21%J	2.15%	2.07%	2.14%	2.19%	2.12%
Expenses net of fee waivers, if any	2.20%J	2.14%	2.07%	2.14%	2.19%	2.11%
Expenses net of all reductions	2.20%J	2.14%	2.07%	2.11%	2.16%	2.09%
Net investment income (loss)	1.67%J	.81%	2.69%B	1.33%	2.09%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$4,413	$4,502	$3,647	$3,231	$2,249	$2,108
Portfolio turnover rateK	26%J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$8.64	$8.97	$7.40	$7.03	$8.23
Income from Investment Operations
Net investment income (loss)A	.11	.16	.34B	.19	.22	.25
Net realized and unrealized gain (loss)	(.43)	(.19)	(.46)	1.65	.40	(1.20)
Total from investment operations	(.32)	(.03)	(.12)	1.84	.62	(.95)
Distributions from net investment income	(.12)	(.32)	(.20)	(.22)	(.25)	(.22)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.12)	(.32)	(.21)	(.27)C	(.25)	(.25)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.29	$8.64	$8.97	$7.40	$7.03
Total ReturnE,F	(3.96)%	(.41)%	(1.34)%	25.57%	9.19%	(11.91)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.07%I	1.02%	.96%	1.05%	1.13%	1.04%
Expenses net of fee waivers, if any	1.07%I	1.02%	.96%	1.05%	1.13%	1.03%
Expenses net of all reductions	1.07%I	1.01%	.95%	1.02%	1.10%	1.01%
Net investment income (loss)	2.79%I	1.93%	3.80%B	2.41%	3.16%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$307,974	$267,567	$192,789	$181,568	$128,983	$150,967
Portfolio turnover rateJ	26%I	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$8.65	$8.98	$7.41	$7.04	$8.24
Income from Investment Operations
Net investment income (loss)A	.10	.15	.33B	.19	.22	.25
Net realized and unrealized gain (loss)	(.43)	(.19)	(.45)	1.65	.40	(1.19)
Total from investment operations	(.33)	(.04)	(.12)	1.84	.62	(.94)
Distributions from net investment income	(.10)	(.32)	(.19)	(.23)	(.25)	(.22)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.10)	(.32)	(.21)C	(.27)	(.25)	(.26)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$7.86	$8.29	$8.65	$8.98	$7.41	$7.04
Total ReturnF,G	(4.07)%	(.53)%	(1.41)%	25.64%	9.22%	(11.83)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.20%J	1.14%	1.05%	1.07%	1.10%	.98%
Expenses net of fee waivers, if any	1.20%J	1.14%	1.05%	1.07%	1.10%	.98%
Expenses net of all reductions	1.20%J	1.13%	1.04%	1.04%	1.07%	.96%
Net investment income (loss)	2.67%J	1.81%	3.71%B	2.39%	3.18%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,905	$1,969	$1,310	$239	$372	$473
Portfolio turnover rateK	26%J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven four years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$20,798,749
Gross unrealized depreciation	(36,225,329)
Net unrealized appreciation (depreciation) on securities	$(15,426,580)
Tax cost	$356,155,246

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(2,663,413)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total with expiration	$(102,980,501)
No expiration
Short-term	$(3,001,927)
Total capital loss carryforward	$(105,982,428)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $96,477,809 and $39,058,065, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,630	$247
Class T	.25%	.25%	9,834	–
Class B	.75%	.25%	1,216	912
Class C	.75%	.25%	21,637	4,385
			$43,317	$5,544

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,140
Class T	718
Class B(a)	10
Class C(a)	800
$2,668

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$11,787.28
Class T	6,443.33
Class B	378.31
Class C	6,617.31
International Value	241,632.17
Class I	2,880.30
	$269,737

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $136 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $266 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $137,227, including $139 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Class T	1.70%	$607
Class B	2.20%	10
Class C	2.20%	147
Class I	1.20%	31
		$795

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,400 for the period.

In addition, during the period the investments adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,064.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$95,726	$204,314
Class T	30,318	109,443
Class B	141	8,373
Class C	10,293	99,311
International Value	3,924,604	7,079,700
Class I	23,301	52,790
Total	$4,084,383	$7,553,931

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	145,262	527,583	$1,133,082	$4,502,640
Reinvestment of distributions	11,425	23,604	93,224	197,333
Shares redeemed	(179,619)	(198,812)	(1,367,494)	(1,665,353)
Net increase (decrease)	(22,932)	352,375	$(141,188)	$3,034,620
Class T
Shares sold	57,909	117,820	$455,086	$1,007,336
Reinvestment of distributions	3,669	12,981	29,980	108,520
Shares redeemed	(45,795)	(54,747)	(348,759)	(463,119)
Net increase (decrease)	15,783	76,054	$136,307	$652,737
Class B
Shares sold	2	2,257	$14	$18,258
Reinvestment of distributions	15	891	124	7,565
Shares redeemed	(12,943)	(14,741)	(101,798)	(124,607)
Net increase (decrease)	(12,926)	(11,593)	$(101,660)	$(98,784)
Class C
Shares sold	71,013	208,019	$540,561	$1,779,247
Reinvestment of distributions	1,181	10,999	9,659	92,173
Shares redeemed	(56,610)	(96,570)	(438,654)	(802,299)
Net increase (decrease)	15,584	122,448	$111,566	$1,069,121
International Value
Shares sold	9,108,775	14,508,730	$70,505,949	$121,044,962
Reinvestment of distributions	470,177	823,202	3,831,944	6,873,736
Shares redeemed	(2,629,480)	(5,350,163)	(19,886,444)	(45,687,658)
Net increase (decrease)	6,949,472	9,981,769	$54,451,449	$82,231,040
Class I
Shares sold	30,535	413,299	$237,842	$3,523,105
Reinvestment of distributions	2,528	5,275	20,650	44,098
Shares redeemed	(28,411)	(332,392)	(224,656)	(2,908,565)
Net increase (decrease)	4,652	86,182	$33,836	$658,638

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund, was the owner of record of approximately 69% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.43%
Actual		$1,000.00	$959.50	$6.97
Hypothetical-C		$1,000.00	$1,017.75	$7.17
Class T	1.70%
Actual		$1,000.00	$958.60	$8.28
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.20%
Actual		$1,000.00	$954.90	$10.69
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class C	2.20%
Actual		$1,000.00	$956.00	$10.70
Hypothetical-C		$1,000.00	$1,013.92	$11.02
International Value	1.07%
Actual		$1,000.00	$960.40	$5.22
Hypothetical-C		$1,000.00	$1,019.54	$5.37
Class I	1.20%
Actual		$1,000.00	$959.30	$5.85
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
South Africa	41.5%
Russia	23.7%
Turkey	4.1%
United Arab Emirates	3.8%
Romania	3.4%
United Kingdom	3.2%
Hungary	2.3%
Poland	2.2%
Qatar	2.0%
Other*	13.8%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
South Africa	39.5%
Russia	21.4%
United Arab Emirates	5.2%
Romania	4.4%
Poland	4.3%
Turkey	4.3%
United Kingdom	3.4%
Qatar	3.2%
Austria	2.6%
Other*	11.7%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	100.0
Short-Term Investments and Net Other Assets (Liabilities)	1.1	0.0

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Naspers Ltd. Class N (South Africa, Media)	6.0	8.0
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	5.7	3.7
Sberbank of Russia (Russia, Banks)	5.1	4.7
Lukoil PJSC sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	4.5	3.9
Steinhoff International Holdings NV (South Africa) (South Africa, Household Durables)	2.7	2.4
Remgro Ltd. (South Africa, Diversified Financial Services)	2.7	2.6
FirstRand Ltd. (South Africa, Diversified Financial Services)	2.5	2.6
DRDGOLD Ltd. (South Africa, Metals & Mining)	2.3	0.9
OTP Bank PLC (Hungary, Banks)	2.3	1.4
AngloGold Ashanti Ltd. (South Africa, Metals & Mining)	2.2	1.1
	36.0

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.9	39.3
Energy	18.3	14.9
Consumer Discretionary	14.8	18.0
Consumer Staples	10.9	11.8
Materials	10.1	5.2
Industrials	7.2	3.1
Telecommunication Services	2.5	4.2
Health Care	2.2	3.5

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Austria - 0.8%
CA Immobilien Anlagen AG	9,600	$183,355
Wienerberger AG	27,700	547,292

TOTAL AUSTRIA		730,647

Bailiwick of Jersey - 0.4%
Wizz Air Holdings PLC (a)	13,888	381,498
Botswana - 0.4%
First National Bank of Botswana Ltd.	990,388	332,305
British Virgin Islands - 0.4%
Lenta Ltd. GDR (a)	62,600	403,770
Canada - 1.1%
Detour Gold Corp. (a)	35,200	754,947
Osisko Gold Royalties Ltd.	21,000	281,183

TOTAL CANADA		1,036,130

Croatia - 0.5%
Ledo d.d.	290	440,111
Czech Republic - 1.0%
Komercni Banka A/S	4,347	894,279
Estonia - 0.7%
Tallinna Kaubamaja AS	77,800	611,122
Germany - 0.3%
UNIWHEELS AG	6,802	258,397
Greece - 1.7%
Aegean Airlines SA	18,300	167,899
Jumbo SA (a)	26,536	347,572
Motor Oil (HELLAS) Corinth Refineries SA	56,500	645,141
Sarantis SA	37,800	377,304

TOTAL GREECE		1,537,916

Hungary - 2.3%
OTP Bank PLC	77,900	2,063,000
Israel - 0.6%
Elbit Systems Ltd. (Israel)	5,300	530,220
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	53,700	360,864
Kenya - 1.2%
British American Tobacco Kenya Ltd.	31,700	266,468
Kcb Group Ltd.	1,019,000	418,698
Safaricom Ltd.	2,627,844	444,912

TOTAL KENYA		1,130,078

Lithuania - 0.6%
Apranga AB (a)	174,566	521,705
Malta - 0.6%
Brait SA	52,700	589,260
Netherlands - 0.3%
AmRest Holdings NV (a)	4,600	269,351
Nigeria - 0.5%
Zenith Bank PLC	6,802,168	434,130
Pakistan - 0.8%
Millat Tractors Ltd.	77,000	382,410
United Bank Ltd.	246,500	385,622

TOTAL PAKISTAN		768,032

Poland - 2.2%
Bank Polska Kasa Opieki SA	21,700	882,622
Kruk SA	8,900	444,190
NG2 SA	7,600	338,490
Orbis SA	24,200	385,481

TOTAL POLAND		2,050,783

Qatar - 2.0%
Al Meera Consumer Goods Co. (a)	6,671	379,744
Qatar National Bank SAQ	36,695	1,451,710

TOTAL QATAR		1,831,454

Romania - 3.4%
Banca Transilvania SA	2,204,397	1,512,794
BRD-Groupe Societe Generale	504,371	1,189,864
Fondul Propietatea SA GDR	40,900	396,730

TOTAL ROMANIA		3,099,388

Russia - 20.2%
Gazprom OAO (a)	2,001,228	5,213,998
Lukoil PJSC (a)	14,000	594,820
Lukoil PJSC sponsored ADR	84,095	3,564,367
Magnit OJSC (a)	8,679	1,206,196
Megafon OJSC GDR	68,800	791,200
Moscow Exchange MICEX-RTS OAO (a)	718,000	1,132,328
NOVATEK OAO (a)	141,500	1,338,704
Sberbank of Russia (a)	2,428,010	4,635,375

TOTAL RUSSIA		18,476,988

Slovenia - 0.4%
Krka dd Novo mesto	5,625	390,448
South Africa - 41.5%
African Rainbow Minerals Ltd.	127,000	1,000,102
AngloGold Ashanti Ltd. (a)	125,100	2,033,663
Aveng Ltd. (a)	970,000	316,173
Barloworld Ltd.	123,800	715,914
Cashbuild Ltd.	15,200	370,560
City Lodge Hotels Ltd.	33,000	355,958
Clicks Group Ltd.	156,919	1,146,089
DRDGOLD Ltd. (b)	3,753,637	2,067,187
Exxaro Resources Ltd.	41,000	258,496
FirstRand Ltd.	720,100	2,314,296
Holdsport Ltd.	168,800	723,331
Hulamin Ltd.	1,042,200	420,973
Imperial Holdings Ltd.	84,100	880,450
KAP Industrial Holdings Ltd.	1,150,500	509,169
Life Healthcare Group Holdings Ltd.	246,100	646,401
Mr Price Group Ltd.	66,000	838,396
MTN Group Ltd.	97,550	1,021,203
Murray & Roberts Holdings Ltd.	421,100	436,327
Nampak Ltd.	868,800	1,486,730
Naspers Ltd. Class N	40,400	5,543,287
Northam Platinum Ltd. (a)	360,100	1,227,126
Pioneer Foods Ltd.	110,800	1,294,317
PSG Konsult Ltd.	644,336	338,570
Remgro Ltd.	135,500	2,432,960
RMB Holdings Ltd.	183,300	747,995
Sasol Ltd.	48,100	1,573,359
Shoprite Holdings Ltd.	141,400	1,700,843
Spar Group Ltd.	117,000	1,748,599
Standard Bank Group Ltd.	137,363	1,232,434
Steinhoff International Holdings NV (South Africa)	396,000	2,474,713
Super Group Ltd. (a)	80,000	231,201

TOTAL SOUTH AFRICA		38,086,822

Turkey - 4.1%
Aselsan A/S	205,000	1,462,402
Koc Holding A/S	210,850	1,102,479
Turk Tuborg Bira ve Malt Sanayii A/S (a)	110,000	249,643
Turkiye Garanti Bankasi A/S	313,000	963,482

TOTAL TURKEY		3,778,006

United Arab Emirates - 3.8%
Agthia Group PJSC	106,093	225,306
Aldar Properties PJSC (a)	888,885	658,272
Dubai Islamic Bank Pakistan Ltd. (a)	466,870	744,877
Emaar Malls Group PJSC (a)	757,587	598,166
First Gulf Bank PJSC	314,358	1,108,371
SHUAA Capital PSC (a)	983,913	184,840

TOTAL UNITED ARAB EMIRATES		3,519,832

United Kingdom - 3.2%
Bupa Arabia ELS (HSBC Warrant Program) warrants 10/10/16 (a)(c)	7,300	248,728
Georgia Healthcare Group PLC (a)	129,000	365,667
Mediclinic International PLC	20,000	264,063
NMC Health PLC	24,500	374,807
Samba Financial Group ELS (HSBC Bank Warrant Program) warrants 6/29/17 (c)	28,900	176,778
Saudi Dairy & Foodstuff Co. ELS (HSBC Warrant Program) warrants 6/4/18 (c)	14,000	511,433
Savola Group ELS (HSBC Warrant Program) warrants 2/6/17 (a)(c)	52,800	563,303
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	33,634	395,599

TOTAL UNITED KINGDOM		2,900,378

TOTAL COMMON STOCKS
(Cost $75,616,322)		87,426,914

Nonconvertible Preferred Stocks - 3.5%
Russia - 3.5%
Surgutneftegas OJSC (a)	2,892,500	1,875,246
Tatneft PAO (a)	449,400	1,332,121

TOTAL RUSSIA

(Cost $2,981,109)		3,207,367

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.38% (d)
(Cost $2,127,277)	2,127,277	2,127,277
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $80,724,708)		92,761,558
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,082,693)
NET ASSETS - 100%		$91,678,865

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,895,841 or 2.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,883
Total	$2,883

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,538,892	$13,191,320	$347,572	$--
Consumer Staples	10,049,512	9,672,208	377,304	--
Energy	16,757,116	7,449,372	9,307,744	--
Financials	30,166,366	22,671,668	7,494,698	--
Health Care	2,041,386	2,041,386	--	--
Industrials	6,551,783	6,383,884	167,899	--
Materials	9,271,911	5,171,061	4,100,850	--
Telecommunication Services	2,257,315	1,236,112	1,021,203	--
Money Market Funds	2,127,277	2,127,277	--	--
Total Investments in Securities:	$92,761,558	$69,944,288	$22,817,270	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$562,303
Level 2 to Level 1	$852,918

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $78,597,431)	$90,634,281
Fidelity Central Funds (cost $2,127,277)	2,127,277
Total Investments (cost $80,724,708)		$92,761,558
Foreign currency held at value (cost $46,482)		46,429
Receivable for investments sold		455,216
Receivable for fund shares sold		264,048
Dividends receivable		221,843
Distributions receivable from Fidelity Central Funds		626
Prepaid expenses		95
Receivable from investment adviser for expense reductions		45,602
Other receivables		210
Total assets		93,795,627
Liabilities
Payable for investments purchased
Regular delivery	$1,524,245
Delayed delivery	3,365
Payable for fund shares redeemed	435,523
Accrued management fee	56,299
Distribution and service plan fees payable	6,476
Other affiliated payables	22,131
Other payables and accrued expenses	68,723
Total liabilities		2,116,762
Net Assets		$91,678,865
Net Assets consist of:
Paid in capital		$102,235,302
Undistributed net investment income		334,366
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,927,761)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,036,958
Net Assets		$91,678,865
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,977,139 ÷ 764,856 shares)		$7.81
Maximum offering price per share (100/94.25 of $7.81)		$8.29
Class T:
Net Asset Value and redemption price per share ($2,392,054 ÷ 306,697 shares)		$7.80
Maximum offering price per share (100/96.50 of $7.80)		$8.08
Class B:
Net Asset Value and offering price per share ($158,461 ÷ 20,034 shares)(a)		$7.91
Class C:
Net Asset Value and offering price per share ($6,618,271 ÷ 850,603 shares)(a)		$7.78
Emerging Europe, Middle East, Africa (EMEA):
Net Asset Value, offering price and redemption price per share ($73,827,085 ÷ 9,442,476 shares)		$7.82
Class I:
Net Asset Value, offering price and redemption price per share ($2,705,855 ÷ 346,629 shares)		$7.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$1,095,508
Income from Fidelity Central Funds		2,883
Income before foreign taxes withheld		1,098,391
Less foreign taxes withheld		(120,769)
Total income		977,622
Expenses
Management fee	$299,845
Transfer agent fees	109,763
Distribution and service plan fees	30,964
Accounting fees and expenses	19,434
Custodian fees and expenses	55,931
Independent trustees' compensation	164
Registration fees	71,693
Audit	34,063
Legal	110
Miscellaneous	261
Total expenses before reductions	622,228
Expense reductions	(66,024)	556,204
Net investment income (loss)		421,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,108,175)
Foreign currency transactions	1,917
Total net realized gain (loss)		(5,106,258)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $12,949)	9,176,617
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation (depreciation)		9,176,612
Net gain (loss)		4,070,354
Net increase (decrease) in net assets resulting from operations		$4,491,772

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$421,418	$1,633,113
Net realized gain (loss)	(5,106,258)	(10,780,681)
Change in net unrealized appreciation (depreciation)	9,176,612	(7,778,956)
Net increase (decrease) in net assets resulting from operations	4,491,772	(16,926,524)
Distributions to shareholders from net investment income	(1,323,710)	(2,091,570)
Distributions to shareholders from net realized gain	–	(504,771)
Total distributions	(1,323,710)	(2,596,341)
Share transactions - net increase (decrease)	5,429,758	(17,106,646)
Redemption fees	5,610	15,219
Total increase (decrease) in net assets	8,603,430	(36,614,292)
Net Assets
Beginning of period	83,075,435	119,689,727
End of period (including undistributed net investment income of $334,366 and undistributed net investment income of $1,236,658, respectively)	$91,678,865	$83,075,435

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.49	$9.04	$9.49	$8.71	$8.34	$8.97
Income from Investment Operations
Net investment income (loss)A	.03	.12	.13	.16	.18	.16B
Net realized and unrealized gain (loss)	.40	(1.50)	(.46)	.85	.34	(.70)
Total from investment operations	.43	(1.38)	(.33)	1.01	.52	(.54)
Distributions from net investment income	(.11)	(.14)	(.12)	(.15)	(.15)	(.08)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.11)	(.17)C	(.12)	(.23)D	(.15)	(.10)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$7.81	$7.49	$9.04	$9.49	$8.71	$8.34
Total ReturnF,G,H	5.88%	(15.42)%	(3.48)%	11.75%	6.38%	(6.05)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.82%K	1.61%	1.60%	1.64%	1.62%	1.60%
Expenses net of fee waivers, if any	1.65%K	1.61%	1.60%	1.63%	1.62%	1.56%
Expenses net of all reductions	1.65%K	1.60%	1.60%	1.62%	1.60%	1.51%
Net investment income (loss)	.95%K	1.51%	1.45%	1.82%	2.09%	1.70%B
Supplemental Data
Net assets, end of period (000 omitted)	$5,977	$5,788	$7,889	$10,883	$8,934	$10,260
Portfolio turnover rateL	51%K	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.039 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.44	$9.01	$9.46	$8.68	$8.31	$8.96
Income from Investment Operations
Net investment income (loss)A	.02	.10	.11	.14	.15	.13B
Net realized and unrealized gain (loss)	.41	(1.51)	(.46)	.84	.35	(.71)
Total from investment operations	.43	(1.41)	(.35)	.98	.50	(.58)
Distributions from net investment income	(.07)	(.13)	(.10)	(.12)	(.13)	(.07)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.07)	(.16)C	(.10)	(.20)D	(.13)	(.08)E
Redemption fees added to paid in capitalA	–F	–F	–F	–F	–F	.01
Net asset value, end of period	$7.80	$7.44	$9.01	$9.46	$8.68	$8.31
Total ReturnG,H,I	5.91%	(15.80)%	(3.67)%	11.42%	6.14%	(6.42)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.12%L	1.92%	1.92%	1.93%	1.89%	1.87%
Expenses net of fee waivers, if any	1.90%L	1.90%	1.90%	1.90%	1.89%	1.84%
Expenses net of all reductions	1.89%L	1.89%	1.90%	1.88%	1.86%	1.78%
Net investment income (loss)	.71%L	1.22%	1.15%	1.55%	1.82%	1.42%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,392	$2,003	$2,465	$3,465	$3,336	$3,502
Portfolio turnover rateM	51%L	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.039 per share.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

 E Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.50	$9.05	$9.50	$8.69	$8.29	$8.93
Income from Investment Operations
Net investment income (loss)A	.01	.06	.06	.09	.11	.09B
Net realized and unrealized gain (loss)	.41	(1.51)	(.46)	.85	.35	(.71)
Total from investment operations	.42	(1.45)	(.40)	.94	.46	(.62)
Distributions from net investment income	(.01)	(.06)	(.05)	(.06)	(.06)	(.02)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.01)
Total distributions	(.01)	(.10)	(.05)	(.13)	(.06)	(.03)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$7.91	$7.50	$9.05	$9.50	$8.69	$8.29
Total ReturnD,E,F	5.60%	(16.16)%	(4.23)%	10.94%	5.56%	(6.85)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.57%I	2.41%	2.40%	2.42%	2.38%	2.37%
Expenses net of fee waivers, if any	2.40%I	2.40%	2.40%	2.40%	2.38%	2.33%
Expenses net of all reductions	2.40%I	2.39%	2.40%	2.38%	2.35%	2.27%
Net investment income (loss)	.20%I	.72%	.65%	1.05%	1.33%	.93%B
Supplemental Data
Net assets, end of period (000 omitted)	$158	$181	$294	$388	$441	$539
Portfolio turnover rateJ	51%I	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.39	$8.93	$9.39	$8.62	$8.24	$8.90
Income from Investment Operations
Net investment income (loss)A	.01	.06	.06	.09	.11	.08B
Net realized and unrealized gain (loss)	.40	(1.48)	(.46)	.83	.35	(.69)
Total from investment operations	.41	(1.42)	(.40)	.92	.46	(.61)
Distributions from net investment income	(.02)	(.08)	(.06)	(.08)	(.08)	(.05)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.02)	(.12)	(.06)	(.15)	(.08)	(.06)C
Redemption fees added to paid in capitalA	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$7.78	$7.39	$8.93	$9.39	$8.62	$8.24
Total ReturnE,F,G	5.54%	(16.08)%	(4.24)%	10.83%	5.68%	(6.79)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.61%J	2.41%	2.40%	2.42%	2.37%	2.36%
Expenses net of fee waivers, if any	2.40%J	2.40%	2.40%	2.40%	2.37%	2.33%
Expenses net of all reductions	2.40%J	2.39%	2.40%	2.38%	2.35%	2.27%
Net investment income (loss)	.20%J	.72%	.65%	1.05%	1.34%	.93%B
Supplemental Data
Net assets, end of period (000 omitted)	$6,618	$4,104	$6,662	$6,782	$7,770	$6,650
Portfolio turnover rateK	51%J	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

 C Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.50	$9.08	$9.52	$8.75	$8.37	$9.00
Income from Investment Operations
Net investment income (loss)A	.04	.14	.16	.18	.20	.18B
Net realized and unrealized gain (loss)	.41	(1.51)	(.47)	.84	.35	(.71)
Total from investment operations	.45	(1.37)	(.31)	1.02	.55	(.53)
Distributions from net investment income	(.13)	(.17)	(.13)	(.18)	(.17)	(.09)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.13)	(.21)	(.13)	(.25)	(.17)	(.11)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$7.82	$7.50	$9.08	$9.52	$8.75	$8.37
Total ReturnD,E	6.19%	(15.33)%	(3.21)%	11.90%	6.81%	(5.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.57%H	1.39%	1.37%	1.40%	1.37%	1.35%
Expenses net of fee waivers, if any	1.40%H	1.38%	1.37%	1.40%	1.37%	1.31%
Expenses net of all reductions	1.40%H	1.38%	1.37%	1.38%	1.34%	1.25%
Net investment income (loss)	1.20%H	1.74%	1.68%	2.05%	2.34%	1.95%B
Supplemental Data
Net assets, end of period (000 omitted)	$73,827	$67,521	$96,784	$110,265	$111,441	$114,117
Portfolio turnover rateI	51%H	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.51%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.50	$9.08	$9.52	$8.75	$8.37	$9.00
Income from Investment Operations
Net investment income (loss)A	.04	.15	.16	.19	.21	.19B
Net realized and unrealized gain (loss)	.41	(1.51)	(.46)	.84	.35	(.72)
Total from investment operations	.45	(1.36)	(.30)	1.03	.56	(.53)
Distributions from net investment income	(.14)	(.18)	(.14)	(.19)	(.18)	(.09)
Distributions from net realized gain	–	(.04)	–	(.07)	–	(.02)
Total distributions	(.14)	(.22)	(.14)	(.26)	(.18)	(.11)
Redemption fees added to paid in capitalA	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$7.81	$7.50	$9.08	$9.52	$8.75	$8.37
Total ReturnD,E	6.21%	(15.23)%	(3.09)%	12.05%	6.93%	(5.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.25%	1.26%	1.30%	1.28%	1.26%
Expenses net of fee waivers, if any	1.40%H	1.25%	1.26%	1.30%	1.28%	1.24%
Expenses net of all reductions	1.40%H	1.24%	1.26%	1.28%	1.25%	1.19%
Net investment income (loss)	1.20%H	1.88%	1.79%	2.15%	2.43%	2.02%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,706	$3,478	$5,596	$10,231	$8,586	$7,633
Portfolio turnover rateI	51%H	50%	38%	64%	30%	53%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,887,440
Gross unrealized depreciation	(5,733,815)
Net unrealized appreciation (depreciation) on securities	$11,153,625
Tax cost	$81,607,933

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,624,705)
No expiration
Short-term	(3,290,678)
Long-term	(11,971,717)
Total no expiration	(15,262,395)
Total capital loss carryforward	$(16,887,100)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $22,842,835 and $19,602,882, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$6,328	$–
Class T	.25%	.25%	4,536	4
Class B	.75%	.25%	717	538
Class C	.75%	.25%	19,383	2,551
			$30,964	$3,093

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,197
Class T	532
Class B(a)	–
Class C(a)	61
$1,790

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$7,504.30
Class T	3,080.34
Class B	224.31
Class C	5,632.29
Emerging Europe, Middle East, Africa (EMEA)	91,056.30
Class I	2,267.16
	$109,763

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$4,376
Class T	1.90%	2,026
Class B	2.40%	121
Class C	2.40%	4,082
Emerging Europe, Middle East, Africa (EMEA)	1.40%	54,428
Class I	1.40%	379
		$65,412

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $345 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $267.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$80,414	$113,464
Class T	18,230	35,916
Class B	201	1,835
Class C	9,270	58,320
Emerging Europe, Middle East, Africa (EMEA)	1,152,813	1,776,301
Class I	62,782	105,734
Total	$1,323,710	$2,091,570
From net realized gain
Class A	$–	$32,778
Class T	–	11,206
Class B	–	1,213
Class C	–	29,160
Emerging Europe, Middle East, Africa (EMEA)	–	407,505
Class I	–	22,909
Total	$–	$504,771

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	125,223	200,433	$908,033	$1,636,757
Reinvestment of distributions	10,903	16,251	75,669	135,531
Shares redeemed	(144,519)	(315,855)	(980,924)	(2,546,115)
Net increase (decrease)	(8,393)	(99,171)	$2,778	$(773,827)
Class T
Shares sold	73,842	86,058	$536,114	$721,254
Reinvestment of distributions	2,627	5,631	18,230	46,793
Shares redeemed	(38,900)	(96,309)	(273,521)	(767,911)
Net increase (decrease)	37,569	(4,620)	$280,823	$136
Class B
Shares sold	6,222	3,390	$48,684	$28,032
Reinvestment of distributions	29	349	201	2,936
Shares redeemed	(10,329)	(12,164)	(74,883)	(100,803)
Net increase (decrease)	(4,078)	(8,425)	$(25,998)	$(69,835)
Class C
Shares sold	378,690	210,315	$2,804,059	$1,702,630
Reinvestment of distributions	776	8,117	5,381	67,210
Shares redeemed	(84,612)	(408,507)	(573,923)	(3,365,409)
Net increase (decrease)	294,854	(190,075)	$2,235,517	$(1,595,569)
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	1,501,834	1,440,703	$10,868,652	$11,732,025
Reinvestment of distributions	155,366	247,446	1,078,225	2,063,699
Shares redeemed	(1,214,338)	(3,348,545)	(8,241,773)	(27,229,428)
Net increase (decrease)	442,862	(1,660,396)	$3,705,104	$(13,433,704)
Class I
Shares sold	44,669	131,915	$316,782	$1,069,757
Reinvestment of distributions	7,594	12,912	52,629	107,558
Shares redeemed	(169,187)	(297,795)	(1,137,877)	(2,411,162)
Net increase (decrease)	(116,924)	(152,968)	$(768,466)	$(1,233,847)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.65%
Actual		$1,000.00	$1,058.80	$8.45
Hypothetical-C		$1,000.00	$1,016.66	$8.27
Class T	1.90%
Actual		$1,000.00	$1,059.10	$9.73
Hypothetical-C		$1,000.00	$1,015.42	$9.52
Class B	2.40%
Actual		$1,000.00	$1,056.00	$12.27
Hypothetical-C		$1,000.00	$1,012.93	$12.01
Class C	2.40%
Actual		$1,000.00	$1,055.40	$12.27
Hypothetical-C		$1,000.00	$1,012.93	$12.01
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$1,000.00	$1,061.90	$7.18
Hypothetical-C		$1,000.00	$1,017.90	$7.02
Class I	1.40%
Actual		$1,000.00	$1,062.10	$7.18
Hypothetical-C		$1,000.00	$1,017.90	$7.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AEMEI-SANN-0616
1.861984.107

Fidelity Advisor® Latin America Fund - Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016 Class A, Class T, Class B and Class C are classes of Fidelity® Latin America Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Brazil	45.5%
Mexico	30.6%
United States of America*	8.4%
Chile	3.8%
Bermuda	3.7%
Panama	2.6%
United Kingdom	1.4%
Spain	1.0%
Peru	1.0%
Other	2.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Brazil	39.0%
Mexico	33.2%
Chile	12.5%
Colombia	5.6%
United States of America*	3.2%
Peru	3.0%
Panama	1.6%
Belgium	0.9%
Spain	0.7%
Other	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.6	97.2
Short-Term Investments and Net Other Assets (Liabilities)	3.4	2.8

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Holding SA (Brazil, Banks)	8.0	4.7
Grupo Financiero Banorte S.A.B. de CV Series O (Mexico, Banks)	5.0	0.0
Fomento Economico Mexicano S.A.B. de CV unit (Mexico, Beverages)	4.4	5.5
Cielo SA (Brazil, IT Services)	3.9	1.1
Credicorp Ltd. (United States) (Bermuda, Banks)	3.7	0.0
Itausa-Investimentos Itau SA (PN) (Brazil, Banks)	3.5	1.5
Kroton Educacional SA (Brazil, Diversified Consumer Services)	2.6	0.0
BB Seguridade Participacoes SA (Brazil, Insurance)	2.5	1.0
Kimberly-Clark de Mexico SA de CV Series A (Mexico, Household Products)	2.3	1.1
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.3	1.8
	38.2

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	35.2	26.9
Consumer Staples	16.4	28.0
Consumer Discretionary	14.5	8.1
Industrials	10.2	5.8
Health Care	6.2	1.4
Information Technology	5.9	1.1
Materials	3.6	7.8
Energy	2.3	5.0
Utilities	1.5	4.6
Telecommunication Services	0.8	8.5

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2016, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.6%
	Shares	Value
Argentina - 1.0%
Grupo Financiero Galicia SA sponsored ADR	180,473	$5,138,066
Bermuda - 3.7%
Credicorp Ltd. (United States)	135,801	19,748,181
Brazil - 30.5%
BB Seguridade Participacoes SA	1,513,600	13,202,879
CCR SA	2,130,502	10,022,977
Cielo SA	2,117,948	20,629,863
CVC Brasil Operadora e Agencia de Viagens SA	1,341,033	7,408,484
Equatorial Energia SA	668,406	8,267,498
Estacio Participacoes SA	2,243,220	7,742,101
Fibria Celulose SA	982,462	8,678,402
FPC Par Corretora de Seguros	1,667,889	5,601,255
Grendene SA	1,074,900	5,310,039
Hypermarcas SA	1,101,286	9,715,205
Industrias Romi SA	549,100	295,365
Kroton Educacional SA	3,718,837	13,840,551
Linx SA	338,067	4,649,435
Mills Estruturas e Servicos de Engenharia SA	2,521,458	3,086,527
Multiplus SA	580,948	6,410,402
Odontoprev SA	2,036,893	6,194,926
Qualicorp SA	2,460,713	10,660,645
Smiles SA	814,156	9,445,322
Tegma Gestao Logistica SA	2,562,627	4,276,944
Valid Solucoes SA	659,175	6,708,185

TOTAL BRAZIL		162,147,005

Chile - 3.8%
Banmedica SA	3,100,772	5,256,540
CorpBanca SA	742,999,828	6,762,263
Forus SA	1,878,297	5,668,936
Vina San Pedro SA	238,206,744	2,347,184

TOTAL CHILE		20,034,923

France - 1.0%
Edenred SA	264,421	5,213,790
Mexico - 30.6%
Banregio Grupo Financiero S.A.B. de CV	360,000	2,157,324
Compartamos S.A.B. de CV	5,797,311	11,530,835
Credito Real S.A.B. de CV	2,385,302	5,261,497
Embotelladoras Arca S.A.B. de CV	1,099,169	7,587,327
Fomento Economico Mexicano S.A.B. de CV unit	2,516,609	23,415,691
Genomma Lab Internacional SA de CV (a)(b)	9,725,099	10,683,412
Gruma S.A.B. de CV Series B	614,429	8,975,739
Grupo Aeroportuario Norte S.A.B. de CV	911,563	5,275,040
Grupo Comercial Chedraui S.A.B. de CV	355,158	1,006,560
Grupo Financiero Banorte S.A.B. de CV Series O	4,658,402	26,445,532
Grupo GICSA SA de CV(a)	5,477,756	4,304,607
Grupo Herdez S.A.B. de CV	2,034,846	4,503,837
Kimberly-Clark de Mexico SA de CV Series A	5,199,395	12,305,938
Megacable Holdings S.A.B. de CV unit	2,210,548	10,208,173
Promotora y Operadora de Infraestructura S.A.B. de CV	685,467	7,175,139
Qualitas Controladora S.A.B. de CV	4,665,846	6,270,070
Telesites S.A.B. de C.V. (a)	6,986,994	4,288,530
Tenedora Nemak SA de CV	3,169,744	4,546,985
Unifin Financiera SAPI de CV	2,278,967	6,718,486

TOTAL MEXICO		162,660,722

Panama - 2.6%
Copa Holdings SA Class A	97,338	6,205,298
Intergroup Financial Services Corp.	259,297	7,389,965

TOTAL PANAMA		13,595,263

Peru - 1.0%
Alicorp SA Class C (a)	2,843,073	5,391,229
Spain - 1.0%
Prosegur Compania de Seguridad SA (Reg.)	946,444	5,472,815
United Kingdom - 1.4%
British American Tobacco PLC (United Kingdom)	125,624	7,659,558
United States of America - 5.0%
First Cash Financial Services, Inc.	110,047	5,032,449
MercadoLibre, Inc.	46,959	5,864,710
Monsanto Co.	112,070	10,498,718
PriceSmart, Inc.	60,590	5,243,459

TOTAL UNITED STATES OF AMERICA		26,639,336

TOTAL COMMON STOCKS
(Cost $370,927,690)		433,700,888

Nonconvertible Preferred Stocks - 15.0%
Brazil - 15.0%
Alpargatas SA (PN)	2,325,383	6,254,210
Itau Unibanco Holding SA	4,473,142	42,751,231
Itausa-Investimentos Itau SA (PN)	7,391,854	18,612,621
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	4,099,671	12,194,413
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $47,767,968)		79,812,475

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.38% (c)	15,233,830	15,233,830
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	1,908,000	1,908,000
TOTAL MONEY MARKET FUNDS
(Cost $17,141,830)		17,141,830
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $435,837,488)		530,655,193
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,322,703
NET ASSETS - 100%		$531,977,896

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,871
Fidelity Securities Lending Cash Central Fund	13,739
Total	$27,610

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$76,835,203	$76,835,203	$--	$--
Consumer Staples	88,151,727	80,492,169	7,659,558	--
Energy	12,194,413	12,194,413	--	--
Financials	186,927,261	186,927,261	--	--
Health Care	32,795,523	32,795,523	--	--
Industrials	53,732,080	53,732,080	--	--
Information Technology	31,144,008	31,144,008	--	--
Materials	19,177,120	19,177,120	--	--
Telecommunication Services	4,288,530	4,288,530	--	--
Utilities	8,267,498	8,267,498	--	--
Money Market Funds	17,141,830	17,141,830	--	--
Total Investments in Securities:	$530,655,193	$522,995,635	$7,659,558	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,986,076) — See accompanying schedule: Unaffiliated issuers (cost $418,695,658)	$513,513,363
Fidelity Central Funds (cost $17,141,830)	17,141,830
Total Investments (cost $435,837,488)		$530,655,193
Foreign currency held at value (cost $848,641)		845,098
Receivable for investments sold		11,521,261
Receivable for fund shares sold		886,476
Dividends receivable		2,157,717
Distributions receivable from Fidelity Central Funds		5,465
Prepaid expenses		839
Other receivables		4,697
Total assets		546,076,746
Liabilities
Payable for investments purchased	$9,981,660
Payable for fund shares redeemed	1,673,044
Accrued management fee	295,020
Distribution and service plan fees payable	10,382
Other affiliated payables	141,288
Other payables and accrued expenses	89,456
Collateral on securities loaned, at value	1,908,000
Total liabilities		14,098,850
Net Assets		$531,977,896
Net Assets consist of:
Paid in capital		$621,439,296
Undistributed net investment income		5,280,315
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(189,596,126)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,854,411
Net Assets		$531,977,896
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($15,995,909 ÷ 829,375 shares)		$19.29
Maximum offering price per share (100/94.25 of $19.29)		$20.47
Class T:
Net Asset Value and redemption price per share ($5,751,716 ÷ 297,544 shares)		$19.33
Maximum offering price per share (100/96.50 of $19.33)		$20.03
Class B:
Net Asset Value and offering price per share ($424,337 ÷ 21,533 shares)(a)		$19.71
Class C:
Net Asset Value and offering price per share ($5,785,469 ÷ 296,693 shares)(a)		$19.50
Latin America:
Net Asset Value, offering price and redemption price per share ($500,862,877 ÷ 26,047,611 shares)		$19.23
Class I:
Net Asset Value, offering price and redemption price per share ($3,157,588 ÷ 164,416 shares)		$19.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$11,941,726
Income from Fidelity Central Funds		27,610
Income before foreign taxes withheld		11,969,336
Less foreign taxes withheld		(658,372)
Total income		11,310,964
Expenses
Management fee	$1,625,345
Transfer agent fees	695,198
Distribution and service plan fees	56,456
Accounting and security lending fees	120,506
Custodian fees and expenses	201,427
Independent trustees' compensation	1,051
Registration fees	43,549
Audit	39,945
Legal	713
Interest	882
Miscellaneous	1,577
Total expenses before reductions	2,786,649
Expense reductions	(7,128)	2,779,521
Net investment income (loss)		8,531,443
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(101,386,798)
Foreign currency transactions	(358,721)
Total net realized gain (loss)		(101,745,519)
Change in net unrealized appreciation (depreciation) on: Investment securities	133,562,288
Assets and liabilities in foreign currencies	76,379
Total change in net unrealized appreciation (depreciation)		133,638,667
Net gain (loss)		31,893,148
Net increase (decrease) in net assets resulting from operations		$40,424,591

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,531,443	$10,341,112
Net realized gain (loss)	(101,745,519)	(87,419,393)
Change in net unrealized appreciation (depreciation)	133,638,667	(231,042,995)
Net increase (decrease) in net assets resulting from operations	40,424,591	(308,121,276)
Distributions to shareholders from net investment income	(10,264,003)	(12,592,762)
Distributions to shareholders from net realized gain	–	(66,395,306)
Total distributions	(10,264,003)	(78,988,068)
Share transactions - net increase (decrease)	(8,769,783)	(98,503,600)
Redemption fees	24,821	127,133
Total increase (decrease) in net assets	21,415,626	(485,485,811)
Net Assets
Beginning of period	510,562,270	996,048,081
End of period (including undistributed net investment income of $5,280,315 and undistributed net investment income of $7,012,875, respectively)	$531,977,896	$510,562,270

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.09	$30.31	$40.71	$48.95	$52.38	$57.48
Income from Investment Operations
Net investment income (loss)A	.29	.28	.49	.72	.92	1.15
Net realized and unrealized gain (loss)	1.22	(10.11)	(4.08)	(4.73)	(3.66)	(5.87)
Total from investment operations	1.51	(9.83)	(3.59)	(4.01)	(2.74)	(4.72)
Distributions from net investment income	(.31)	(.31)	(.57)	(.79)	(.70)	(.19)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.31)	(2.39)	(6.82)	(4.24)	(.70)	(.39)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.29	$18.09	$30.31	$40.71	$48.95	$52.38
Total ReturnC,D,E	8.51%	(34.60)%	(9.06)%	(8.93)%	(5.23)%	(8.26)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.42%H	1.40%	1.38%	1.37%	1.35%	1.34%
Expenses net of fee waivers, if any	1.42%H	1.40%	1.38%	1.37%	1.35%	1.34%
Expenses net of all reductions	1.42%H	1.39%	1.38%	1.35%	1.35%	1.34%
Net investment income (loss)	3.43%H	1.26%	1.52%	1.66%	1.80%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$15,996	$16,424	$34,898	$48,464	$69,654	$91,407
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.11	$30.33	$40.68	$48.88	$52.27	$57.47
Income from Investment Operations
Net investment income (loss)A	.27	.22	.40	.61	.78	.99
Net realized and unrealized gain (loss)	1.21	(10.13)	(4.08)	(4.74)	(3.65)	(5.85)
Total from investment operations	1.48	(9.91)	(3.68)	(4.13)	(2.87)	(4.86)
Distributions from net investment income	(.26)	(.23)	(.43)	(.63)	(.53)	(.15)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.26)	(2.31)	(6.68)	(4.08)	(.53)	(.35)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.33	$18.11	$30.33	$40.68	$48.88	$52.27
Total ReturnC,D,E	8.33%	(34.78)%	(9.30)%	(9.17)%	(5.49)%	(8.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.71%H	1.67%	1.65%	1.63%	1.61%	1.61%
Expenses net of fee waivers, if any	1.71%H	1.67%	1.65%	1.63%	1.61%	1.61%
Expenses net of all reductions	1.71%H	1.66%	1.65%	1.61%	1.61%	1.61%
Net investment income (loss)	3.14%H	.99%	1.25%	1.40%	1.54%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$5,752	$5,284	$9,761	$12,705	$19,334	$26,020
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.27	$30.46	$40.63	$48.72	$52.06	$57.44
Income from Investment Operations
Net investment income (loss)A	.23	.12	.25	.40	.53	.72
Net realized and unrealized gain (loss)	1.24	(10.23)	(4.08)	(4.74)	(3.63)	(5.84)
Total from investment operations	1.47	(10.11)	(3.83)	(4.34)	(3.10)	(5.12)
Distributions from net investment income	(.03)	–	(.10)	(.31)	(.25)	(.07)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.03)	(2.08)	(6.35)	(3.76)	(.25)	(.27)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.71	$18.27	$30.46	$40.63	$48.72	$52.06
Total ReturnC,D,E	8.10%	(35.09)%	(9.73)%	(9.60)%	(5.95)%	(8.94)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.17%H	2.16%	2.14%	2.12%	2.10%	2.10%
Expenses net of fee waivers, if any	2.17%H	2.15%	2.14%	2.12%	2.10%	2.10%
Expenses net of all reductions	2.17%H	2.15%	2.13%	2.10%	2.10%	2.10%
Net investment income (loss)	2.68%H	.50%	.76%	.91%	1.05%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$424	$628	$2,211	$4,764	$9,492	$14,114
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.18	$30.37	$40.59	$48.73	$52.05	$57.44
Income from Investment Operations
Net investment income (loss)A	.23	.11	.25	.40	.54	.73
Net realized and unrealized gain (loss)	1.22	(10.17)	(4.07)	(4.74)	(3.64)	(5.84)
Total from investment operations	1.45	(10.06)	(3.82)	(4.34)	(3.10)	(5.11)
Distributions from net investment income	(.13)	(.05)	(.16)	(.36)	(.23)	(.09)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.13)	(2.13)	(6.41)	(3.81)	(.23)	(.29)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.50	$18.18	$30.37	$40.59	$48.73	$52.05
Total ReturnC,D,E	8.07%	(35.08)%	(9.74)%	(9.62)%	(5.94)%	(8.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.17%H	2.15%	2.13%	2.12%	2.10%	2.08%
Expenses net of fee waivers, if any	2.17%H	2.15%	2.13%	2.12%	2.10%	2.08%
Expenses net of all reductions	2.16%H	2.15%	2.13%	2.10%	2.10%	2.08%
Net investment income (loss)	2.69%H	.51%	.77%	.91%	1.06%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$5,785	$5,394	$11,349	$15,185	$27,405	$35,203
Portfolio turnover rateI	165%H	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.08	$30.34	$40.80	$49.09	$52.48	$57.50
Income from Investment Operations
Net investment income (loss)A	.31	.34	.59	.87	1.09	1.34
Net realized and unrealized gain (loss)	1.22	(10.11)	(4.10)	(4.74)	(3.67)	(5.88)
Total from investment operations	1.53	(9.77)	(3.51)	(3.87)	(2.58)	(4.54)
Distributions from net investment income	(.38)	(.41)	(.71)	(.98)	(.82)	(.29)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.38)	(2.49)	(6.96)	(4.43)	(.82)	(.49)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.23	$18.08	$30.34	$40.80	$49.09	$52.48
Total ReturnC,D	8.67%	(34.45)%	(8.79)%	(8.63)%	(4.91)%	(7.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.17%G	1.13%	1.08%	1.04%	1.02%	1.00%
Expenses net of fee waivers, if any	1.17%G	1.12%	1.08%	1.04%	1.02%	1.00%
Expenses net of all reductions	1.17%G	1.12%	1.07%	1.03%	1.02%	1.00%
Net investment income (loss)	3.68%G	1.53%	1.83%	1.99%	2.14%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$500,863	$481,005	$933,298	$1,324,748	$2,274,601	$2,884,301
Portfolio turnover rateH	165%G	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.08	$30.35	$40.79	$49.07	$52.51	$57.49
Income from Investment Operations
Net investment income (loss)A	.31	.36	.60	.87	1.08	1.32
Net realized and unrealized gain (loss)	1.21	(10.13)	(4.07)	(4.74)	(3.67)	(5.88)
Total from investment operations	1.52	(9.77)	(3.47)	(3.87)	(2.59)	(4.56)
Distributions from net investment income	(.40)	(.42)	(.73)	(.97)	(.86)	(.23)
Distributions from net realized gain	–	(2.08)	(6.25)	(3.45)	–	(.20)
Total distributions	(.40)	(2.50)	(6.98)	(4.42)	(.86)	(.43)
Redemption fees added to paid in capitalA	–B	–B	.01	.01	.01	.01
Net asset value, end of period	$19.20	$18.08	$30.35	$40.79	$49.07	$52.51
Total ReturnC,D	8.66%	(34.42)%	(8.69)%	(8.63)%	(4.93)%	(7.98)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.13%G	1.06%	1.04%	1.03%	1.04%	1.04%
Expenses net of fee waivers, if any	1.13%G	1.06%	1.04%	1.03%	1.04%	1.04%
Expenses net of all reductions	1.12%G	1.05%	1.04%	1.01%	1.04%	1.04%
Net investment income (loss)	3.73%G	1.60%	1.86%	2.00%	2.12%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$3,158	$1,828	$4,531	$5,131	$7,928	$9,603
Portfolio turnover rateH	165%G	30%	30%	23%	23%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$108,291,244
Gross unrealized depreciation	(19,001,999)
Net unrealized appreciation (depreciation) on securities	$89,289,245
Tax cost	$441,365,948

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(34,655,095)
Long-term	(50,107,400)
Total capital loss carryforward	$(84,762,495)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $384,349,836 and $399,551,878, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$17,807	$–
Class T	.25%	.25%	12,316	–
Class B	.75%	.25%	2,397	1,798
Class C	.75%	.25%	23,936	1,863
			$56,456	$3,661

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,586
Class T	808
Class B(a)	36
Class C(a)	385
$3,815

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$21,549.30
Class T	8,453.34
Class B	721.30
Class C	7,142.30
Latin America	654,143.30
Class I	3,190.25
	$695,198

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,916 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,287,286.62%		$882

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $400 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,739, including $185 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,446 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,682.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$264,922	$341,444
Class T	74,433	71,167
Class B	1,059	–
Class C	37,419	18,114
Latin America	9,833,214	12,109,807
Class I	52,956	52,230
Total	$10,264,003	$12,592,762
From net realized gain
Class A	$–	$2,330,553
Class T	–	658,521
Class B	–	144,042
Class C	–	754,025
Latin America	–	62,251,897
Class I	–	256,268
Total	$–	$66,395,306

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	66,880	218,330	$1,163,572	$4,910,163
Reinvestment of distributions	14,810	103,775	256,538	2,587,573
Shares redeemed	(160,323)	(565,352)	(2,718,955)	(12,518,797)
Net increase (decrease)	(78,633)	(243,247)	$(1,298,845)	$(5,021,061)
Class T
Shares sold	31,261	29,946	$528,543	$658,518
Reinvestment of distributions	4,243	28,508	73,689	713,357
Shares redeemed	(29,741)	(88,493)	(509,091)	(1,990,592)
Net increase (decrease)	5,763	(30,039)	$93,141	$(618,717)
Class B
Shares sold	1	116	$10	$2,989
Reinvestment of distributions	59	5,261	1,009	133,376
Shares redeemed	(12,894)	(43,584)	(221,180)	(982,322)
Net increase (decrease)	(12,834)	(38,207)	$(220,161)	$(845,957)
Class C
Shares sold	46,774	48,350	$817,698	$1,099,271
Reinvestment of distributions	1,720	25,875	30,044	652,617
Shares redeemed	(48,571)	(151,109)	(821,023)	(3,411,105)
Net increase (decrease)	(77)	(76,884)	$26,719	$(1,659,217)
Latin America
Shares sold	2,247,110	2,736,036	$38,271,000	$60,647,605
Reinvestment of distributions	545,601	2,862,287	9,420,593	71,197,829
Shares redeemed	(3,343,417)	(9,758,242)	(56,149,551)	(221,025,945)
Net increase (decrease)	(550,706)	(4,159,919)	$(8,457,958)	$(89,180,511)
Class I
Shares sold	98,480	41,136	$1,665,317	$906,993
Reinvestment of distributions	2,787	11,139	48,070	276,862
Shares redeemed	(37,940)	(100,491)	(626,066)	(2,361,992)
Net increase (decrease)	63,327	(48,216)	$1,087,321	$(1,178,137)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.42%
Actual		$1,000.00	$1,085.10	$7.36
Hypothetical-C		$1,000.00	$1,017.80	$7.12
Class T	1.71%
Actual		$1,000.00	$1,083.30	$8.86
Hypothetical-C		$1,000.00	$1,016.36	$8.57
Class B	2.17%
Actual		$1,000.00	$1,081.00	$11.23
Hypothetical-C		$1,000.00	$1,014.07	$10.87
Class C	2.17%
Actual		$1,000.00	$1,080.70	$11.23
Hypothetical-C		$1,000.00	$1,014.07	$10.87
Latin America	1.17%
Actual		$1,000.00	$1,086.70	$6.07
Hypothetical-C		$1,000.00	$1,019.05	$5.87
Class I	1.13%
Actual		$1,000.00	1,086.60	$5.86
Hypothetical-C		$1,000.00	$1,019.24	$5.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

FALAA-SANN-0616
1.917421.105

Fidelity® Emerging Markets Fund Class K Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
India	13.5%
United States of America*	11.6%
Cayman Islands	9.4%
Mexico	8.5%
Brazil	8.3%
South Africa	6.8%
Korea (South)	5.5%
Taiwan	5.2%
Philippines	3.9%
Other	27.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
India	10.6%
United States of America*	9.1%
Korea (South)	8.6%
China	8.0%
Cayman Islands	7.7%
South Africa	7.4%
Mexico	6.8%
Taiwan	6.7%
Brazil	6.3%
Other	28.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.3
Short-Term Investments and Net Other Assets (Liabilities)	1.3	0.7

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.6	3.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.4	3.2
Naspers Ltd. Class N (South Africa, Media)	2.0	2.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.6	0.7
Infosys Ltd. (India, IT Services)	1.4	0.0
Baidu.com, Inc. sponsored ADR (Cayman Islands, Internet Software & Services)	1.3	0.0
Itau Unibanco Holding SA (Brazil, Banks)	1.2	0.0
Banco Bradesco SA (PN) (Brazil, Banks)	1.2	0.0
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2	1.3
Ambev SA sponsored ADR (Brazil, Beverages)	1.2	1.0
	18.1

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.7	23.1
Financials	18.4	19.8
Consumer Discretionary	14.2	18.5
Consumer Staples	13.8	8.5
Industrials	9.8	11.3
Health Care	8.3	8.4
Materials	5.8	4.7
Utilities	3.3	2.5
Energy	2.0	1.1
Telecommunication Services	1.4	1.4

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Argentina - 0.9%
Banco Macro SA sponsored ADR	253,800	$15,895,494
Grupo Financiero Galicia SA sponsored ADR	565,400	16,096,938

TOTAL ARGENTINA		31,992,432

Australia - 1.0%
Amcor Ltd. (a)	1,507,331	17,649,927
Sydney Airport unit	3,215,206	16,648,284

TOTAL AUSTRALIA		34,298,211

Belgium - 0.5%
Anheuser-Busch InBev SA NV	124,900	15,460,110
Bermuda - 2.8%
Axalta Coating Systems (a)	542,400	15,442,128
China Gas Holdings Ltd.	13,294,000	19,192,999
China Resource Gas Group Ltd.	6,777,000	19,177,830
Credicorp Ltd. (United States)	190,532	27,707,163
Markit Ltd. (a)	378,200	13,195,398

TOTAL BERMUDA		94,715,518

Brazil - 4.7%
BB Seguridade Participacoes SA	2,662,820	23,227,332
Cielo SA	2,840,354	27,666,456
Kroton Educacional SA	6,649,560	24,747,944
Qualicorp SA	4,297,200	18,616,931
Smiles SA	1,428,100	16,567,912
Ultrapar Participacoes SA	1,214,800	25,579,942
Weg SA	4,856,990	21,437,554

TOTAL BRAZIL		157,844,071

British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	699,800	14,170,950
Cayman Islands - 9.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	715,800	55,073,652
Baidu.com, Inc. sponsored ADR (a)	228,500	44,397,550
ENN Energy Holdings Ltd.	2,956,000	14,418,302
Fu Shou Yuan International Group Ltd. (b)	22,806,000	16,000,500
New Oriental Education & Technology Group, Inc. sponsored ADR	481,400	18,851,624
Shenzhou International Group Holdings Ltd.	3,742,000	19,344,370
Sino Biopharmaceutical Ltd.	24,372,000	17,270,105
TAL Education Group ADR (a)	291,200	16,848,832
Tencent Holdings Ltd.	5,721,000	116,412,715

TOTAL CAYMAN ISLANDS		318,617,650

China - 2.6%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	6,272,000	21,992,431
Inner Mongoli Yili Industries Co. Ltd.	6,626,208	15,383,246
Jiangsu Hengrui Medicine Co. Ltd.	2,175,571	15,686,572
Kweichow Moutai Co. Ltd.	493,792	19,159,653
Shanghai International Airport Co. Ltd.	3,524,600	14,813,659

TOTAL CHINA		87,035,561

Denmark - 0.5%
Novo Nordisk A/S Series B sponsored ADR	290,800	16,223,732
France - 0.5%
Dassault Systemes SA	212,862	16,647,280
Germany - 1.0%
adidas AG	130,300	16,799,922
Wirecard AG (b)	413,963	17,877,224

TOTAL GERMANY		34,677,146

Hong Kong - 1.7%
AIA Group Ltd.	3,067,000	18,354,787
Guangdong Investment Ltd.	15,741,000	22,227,261
Techtronic Industries Co. Ltd.	4,548,000	17,048,951

TOTAL HONG KONG		57,630,999

India - 13.5%
Adani Ports & Special Economic Zone	6,242,535	22,385,557
Amara Raja Batteries Ltd.	1,160,524	16,699,714
Asian Paints India Ltd.	1,554,398	20,270,789
Bharti Infratel Ltd.	3,098,742	17,491,375
Colgate-Palmolive (India)	1,354,322	17,143,742
GlaxoSmithKline Consumer Healthcare Ltd. (a)	200,035	17,760,144
HCL Technologies Ltd.	1,831,903	20,692,006
HDFC Bank Ltd. (a)	855,782	17,395,339
Hindustan Unilever Ltd.	1,870,173	24,435,242
Housing Development Finance Corp. Ltd.	2,451,311	40,167,247
IndusInd Bank Ltd.	1,114,105	17,591,573
Infosys Ltd.	2,637,820	47,917,757
ITC Ltd.	5,606,750	27,427,922
LIC Housing Finance Ltd. (a)	2,503,611	17,424,323
Lupin Ltd.	753,518	18,232,333
Maruti Suzuki India Ltd. (a)	385,100	21,999,378
Power Grid Corp. of India Ltd.	7,639,726	16,492,713
Sun Pharmaceutical Industries Ltd.	2,084,366	25,457,786
Tata Consultancy Services Ltd.	901,167	34,398,069
Titan Co. Ltd.	2,684,343	14,382,393

TOTAL INDIA		455,765,402

Indonesia - 3.8%
PT ACE Hardware Indonesia Tbk	230,253,400	16,149,863
PT Bank Central Asia Tbk	25,348,100	25,082,856
PT Bank Rakyat Indonesia Tbk	27,241,900	21,379,562
PT Kalbe Farma Tbk	158,104,300	16,484,184
PT Matahari Department Store Tbk	13,334,600	19,211,207
PT Surya Citra Media Tbk	74,367,300	18,044,841
PT Tower Bersama Infrastructure Tbk (a)	30,089,100	13,518,192

TOTAL INDONESIA		129,870,705

Isle of Man - 0.4%
Playtech Ltd.	1,074,286	12,628,180
Israel - 1.4%
Check Point Software Technologies Ltd. (a)	190,200	15,761,874
Frutarom Industries Ltd.	325,900	16,702,980
Teva Pharmaceutical Industries Ltd. sponsored ADR	279,700	15,229,665

TOTAL ISRAEL		47,694,519

Kenya - 0.5%
Safaricom Ltd.	98,651,000	16,702,298
Korea (South) - 5.5%
AMOREPACIFIC Corp.	82,091	29,198,579
AMOREPACIFIC Group, Inc.	148,868	21,829,772
Coway Co. Ltd.	215,727	18,566,070
KT&G Corp.	264,441	28,390,462
LG Chemical Ltd.	102,407	26,547,563
LG Household & Health Care Ltd.	29,661	26,070,768
NAVER Corp.	58,652	34,658,524

TOTAL KOREA (SOUTH)		185,261,738

Luxembourg - 0.5%
Eurofins Scientific SA	45,580	16,912,616
Mexico - 8.5%
Banregio Grupo Financiero S.A.B. de CV	2,857,515	17,123,847
El Puerto de Liverpool S.A.B. de CV Class C	1,481,500	16,840,619
Fomento Economico Mexicano S.A.B. de CV unit	3,374,867	31,401,319
Gruma S.A.B. de CV Series B	1,244,700	18,182,901
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,124,857	20,020,129
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,327,960	20,393,342
Grupo Aeroportuario Norte S.A.B. de CV	3,088,700	17,873,713
Grupo Financiero Banorte S.A.B. de CV Series O	5,100,400	28,954,734
Grupo GICSA SA de CV (a)	14,416,570	11,329,032
Infraestructura Energetica Nova S.A.B. de CV	3,983,200	15,565,009
Kimberly-Clark de Mexico SA de CV Series A	8,174,500	19,347,423
Megacable Holdings S.A.B. de CV unit	3,931,052	18,153,353
Promotora y Operadora de Infraestructura S.A.B. de CV	1,309,300	16,604,590
Tenedora Nemak SA de CV	11,309,300	16,223,145
Wal-Mart de Mexico SA de CV Series V	7,931,800	19,616,679

TOTAL MEXICO		287,629,835

Philippines - 3.9%
Ayala Corp.	1,274,520	20,891,994
Ayala Land, Inc.	28,090,400	20,693,789
D&L Industries, Inc.	78,821,700	15,082,286
GT Capital Holdings, Inc.	615,950	17,901,640
International Container Terminal Services, Inc.	11,708,080	16,179,977
SM Investments Corp.	973,692	19,542,155
SM Prime Holdings, Inc.	41,003,500	19,745,493

TOTAL PHILIPPINES		130,037,334

Russia - 1.4%
Magnit OJSC (a)	160,055	22,244,241
NOVATEK OAO GDR (Reg. S)	254,100	24,393,600

TOTAL RUSSIA		46,637,841

South Africa - 6.8%
Aspen Pharmacare Holdings Ltd.	1,138,890	26,840,050
Bidvest Group Ltd.	951,498	24,148,308
Discovery Ltd.	2,303,985	20,590,644
FirstRand Ltd.	8,009,800	25,742,319
Mondi Ltd.	998,966	19,191,600
Mr Price Group Ltd.	1,614,588	20,510,068
Naspers Ltd. Class N	492,512	67,577,618
Sanlam Ltd.	5,124,900	24,841,018

TOTAL SOUTH AFRICA		229,441,625

Spain - 0.5%
Amadeus IT Holding SA Class A	374,000	17,018,603
Switzerland - 0.5%
Sika AG	3,880	16,514,167
Taiwan - 5.2%
Advantech Co. Ltd.	2,284,000	16,120,856
ECLAT Textile Co. Ltd.	1,660,288	18,939,917
Largan Precision Co. Ltd.	283,000	19,887,007
Taiwan Semiconductor Manufacturing Co. Ltd.	26,409,000	121,144,904

TOTAL TAIWAN		176,092,684

Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	1,793,900	20,137,709
Bangkok Dusit Medical Services PCL (For. Reg.)	25,512,600	17,388,313
Thai Beverage PCL	29,095,600	16,117,948

TOTAL THAILAND		53,643,970

Turkey - 2.2%
Bim Birlesik Magazalar A/S JSC	863,000	18,999,571
Koc Holding A/S	3,962,000	20,716,247
Tofas Turk Otomobil Fabrikasi A/S	2,131,847	16,868,868
Tupras Turkiye Petrol Rafinelleri A/S	701,000	18,502,091

TOTAL TURKEY		75,086,777

United Arab Emirates - 0.5%
DP World Ltd.	966,954	18,275,431
United Kingdom - 2.1%
British American Tobacco PLC (United Kingdom)	271,100	16,529,533
Hikma Pharmaceuticals PLC	620,223	19,973,504
NMC Health PLC	1,068,200	16,341,581
Prudential PLC	860,149	16,978,940

TOTAL UNITED KINGDOM		69,823,558

United States of America - 10.3%
A.O. Smith Corp.	200,500	15,482,610
Alphabet, Inc. Class C	19,645	13,614,181
Amazon.com, Inc. (a)	27,400	18,072,766
Amphenol Corp. Class A	253,700	14,164,071
China Biologic Products, Inc. (a)	152,778	17,875,026
Danaher Corp.	152,300	14,735,025
Ecolab, Inc.	131,800	15,154,364
Facebook, Inc. Class A (a)	129,400	15,214,852
Gartner, Inc. Class A (a)	161,900	14,112,823
International Flavors & Fragrances, Inc.	136,110	16,261,062
MasterCard, Inc. Class A	159,200	15,440,808
McGraw Hill Financial, Inc.	162,300	17,341,755
MercadoLibre, Inc.	145,000	18,109,050
Mettler-Toledo International, Inc. (a)	43,980	15,742,641
Moody's Corp.	167,700	16,052,244
MSCI, Inc. Class A	226,300	17,185,222
NIKE, Inc. Class B	264,900	15,613,206
Philip Morris International, Inc.	164,300	16,121,116
PPG Industries, Inc.	138,156	15,251,041
The Walt Disney Co.	143,200	14,786,832
TransDigm Group, Inc. (a)	67,400	15,358,438
Visa, Inc. Class A	194,800	15,046,352

TOTAL UNITED STATES OF AMERICA		346,735,485

TOTAL COMMON STOCKS
(Cost $2,853,955,571)		3,211,086,428

Nonconvertible Preferred Stocks - 3.6%
Brazil - 3.6%
Ambev SA sponsored ADR	7,122,280	39,813,545
Banco Bradesco SA (PN)	5,419,920	40,815,855
Itau Unibanco Holding SA	4,422,300	42,265,320
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $122,024,142)		122,894,720

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.38% (c)	40,807,246	40,807,246
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	18,737,780	18,737,780
TOTAL MONEY MARKET FUNDS
(Cost $59,545,026)		59,545,026
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $3,035,524,739)		3,393,526,174
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(17,164,414)
NET ASSETS - 100%		$3,376,361,760

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,602
Fidelity Securities Lending Cash Central Fund	328,352
Total	$403,954

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$478,150,199	$425,756,378	$52,393,821	$--
Consumer Staples	460,633,916	444,104,383	16,529,533	--
Energy	68,475,633	68,475,633	--	--
Financials	633,964,289	559,242,792	74,721,497	--
Health Care	274,275,039	257,004,934	17,270,105	--
Industrials	331,452,442	331,452,442	--	--
Information Technology	738,175,744	452,700,368	285,475,376	--
Materials	194,067,907	194,067,907	--	--
Telecommunication Services	47,711,865	47,711,865	--	--
Utilities	107,074,114	32,057,722	75,016,392	--
Money Market Funds	59,545,026	59,545,026	--	--
Total Investments in Securities:	$3,393,526,174	$2,872,119,450	$521,406,724	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$677,669,702

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,887,433) — See accompanying schedule: Unaffiliated issuers (cost $2,975,979,713)	$3,333,981,148
Fidelity Central Funds (cost $59,545,026)	59,545,026
Total Investments (cost $3,035,524,739)		$3,393,526,174
Foreign currency held at value (cost $1,000)		558
Receivable for investments sold		413,790
Receivable for fund shares sold		5,018,549
Dividends receivable		4,411,251
Distributions receivable from Fidelity Central Funds		199,878
Prepaid expenses		2,120
Other receivables		1,830,965
Total assets		3,405,403,285
Liabilities
Payable for fund shares redeemed	$7,317,521
Accrued management fee	1,954,961
Other affiliated payables	607,598
Other payables and accrued expenses	423,665
Collateral on securities loaned, at value	18,737,780
Total liabilities		29,041,525
Net Assets		$3,376,361,760
Net Assets consist of:
Paid in capital		$3,461,571,887
Undistributed net investment income		1,559,020
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(444,154,246)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		357,385,099
Net Assets		$3,376,361,760
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($2,806,595,386 ÷ 124,804,753 shares)		$22.49
Class K:
Net Asset Value, offering price and redemption price per share ($569,766,374 ÷ 25,321,147 shares)		$22.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$21,326,584
Interest		209
Income from Fidelity Central Funds		403,954
Income before foreign taxes withheld		21,730,747
Less foreign taxes withheld		(2,263,836)
Total income		19,466,911
Expenses
Management fee	$11,276,881
Transfer agent fees	3,228,698
Accounting and security lending fees	699,469
Custodian fees and expenses	691,002
Independent trustees' compensation	7,020
Registration fees	92,118
Audit	70,629
Legal	4,179
Interest	7,392
Miscellaneous	11,028
Total expenses before reductions	16,088,416
Expense reductions	(46,079)	16,042,337
Net investment income (loss)		3,424,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(182,579,350)
Foreign currency transactions	(11,086)
Total net realized gain (loss)		(182,590,436)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $363,195)	177,537,436
Assets and liabilities in foreign currencies	46,114
Total change in net unrealized appreciation (depreciation)		177,583,550
Net gain (loss)		(5,006,886)
Net increase (decrease) in net assets resulting from operations		$(1,582,312)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,424,574	$26,242,657
Net realized gain (loss)	(182,590,436)	(231,739,571)
Change in net unrealized appreciation (depreciation)	177,583,550	(191,944,680)
Net increase (decrease) in net assets resulting from operations	(1,582,312)	(397,441,594)
Distributions to shareholders from net investment income	(17,361,594)	(18,114,621)
Distributions to shareholders from net realized gain	–	(2,942,055)
Total distributions	(17,361,594)	(21,056,676)
Share transactions - net increase (decrease)	100,654,003	716,596,433
Redemption fees	1,677,235	519,430
Total increase (decrease) in net assets	83,387,332	298,617,593
Net Assets
Beginning of period	3,292,974,428	2,994,356,835
End of period (including undistributed net investment income of $1,559,020 and undistributed net investment income of $15,496,040, respectively)	$3,376,361,760	$3,292,974,428

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.55	$25.44	$24.43	$22.15	$22.23	$25.72
Income from Investment Operations
Net investment income (loss)A	.02	.19	.17	.20	.33	.35
Net realized and unrealized gain (loss)	.02B	(2.91)	.86	2.38	(.11)	(3.48)
Total from investment operations	.04	(2.72)	1.03	2.58	.22	(3.13)
Distributions from net investment income	(.11)	(.14)	(.02)	(.30)	(.30)	(.24)
Distributions from net realized gain	–	(.03)	–	–	–	(.13)
Total distributions	(.11)	(.17)	(.02)	(.30)	(.30)	(.37)
Redemption fees added to paid in capitalA	.01	–C	–C	–C	–C	.01
Net asset value, end of period	$22.49	$22.55	$25.44	$24.43	$22.15	$22.23
Total ReturnD,E	.23%	(10.76)%	4.22%	11.78%	1.03%	(12.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.05%	1.07%	1.08%	1.09%	1.07%
Expenses net of fee waivers, if any	1.03%H	1.05%	1.07%	1.08%	1.09%	1.07%
Expenses net of all reductions	1.02%H	1.03%	1.07%	1.03%	1.03%	1.01%
Net investment income (loss)	.18%H	.78%	.71%	.85%	1.50%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$2,806,595	$2,738,934	$2,370,927	$2,241,338	$2,203,756	$2,907,884
Portfolio turnover rateI	85%H	107%	94%	119%	176%	122%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.58	$25.48	$24.42	$22.15	$22.23	$25.75
Income from Investment Operations
Net investment income (loss)A	.04	.24	.23	.25	.37	.40
Net realized and unrealized gain (loss)	.02B	(2.92)	.86	2.38	(.10)	(3.48)
Total from investment operations	.06	(2.68)	1.09	2.63	.27	(3.08)
Distributions from net investment income	(.15)	(.20)	(.03)	(.36)	(.35)	(.32)
Distributions from net realized gain	–	(.03)	–	–	–	(.13)
Total distributions	(.15)	(.22)C	(.03)	(.36)	(.35)	(.45)
Redemption fees added to paid in capitalA	.01	–D	–D	–D	–D	.01
Net asset value, end of period	$22.50	$22.58	$25.48	$24.42	$22.15	$22.23
Total ReturnE,F	.33%	(10.60)%	4.47%	12.01%	1.25%	(12.17)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.85%	.86%	.87%	.87%	.87%
Expenses net of fee waivers, if any	.84%I	.85%	.85%	.87%	.87%	.87%
Expenses net of all reductions	.84%I	.83%	.85%	.82%	.81%	.80%
Net investment income (loss)	.36%I	.98%	.92%	1.07%	1.72%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$569,766	$554,041	$623,430	$547,369	$607,919	$497,821
Portfolio turnover rateJ	85%I	107%	94%	119%	176%	122%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.025 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$457,105,971
Gross unrealized depreciation	(137,734,879)
Net unrealized appreciation (depreciation) on securities	$319,371,092
Tax cost	$3,074,155,082

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(24,838,920)
No expiration
Short-term	(189,293,193)
Long-term	(24,501,874)
Total no expiration	(213,795,067)
Total capital loss carryforward	$(238,633,987)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,445,739,072 and $1,365,772,666, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Emerging Markets	$3,103,080.23
Class K	125,618.05
	$3,228,698

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,446 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$45,190,667.65%		$7,392

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,841 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $328,352, including $978 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,983 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,328.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,768.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Emerging Markets	$13,660,209	$13,346,829
Class K	3,701,385	4,767,792
Total	$17,361,594	$18,114,621
From net realized gain
Emerging Markets	$–	$2,332,143
Class K	–	609,912
Total	$–	$2,942,055

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Emerging Markets
Shares sold	29,103,318	55,410,811	$613,674,115	$1,332,719,199
Reinvestment of distributions	572,542	546,115	12,670,348	13,577,228
Shares redeemed	(26,341,490)	(27,685,404)	(540,823,971)	(631,200,476)
Net increase (decrease)	3,334,370	28,271,522	$85,520,492	$715,095,951
Class K
Shares sold	3,504,590	8,915,876	$73,202,280	$215,741,410
Reinvestment of distributions	167,256	216,324	3,701,385	5,377,704
Shares redeemed	(2,884,189)	(9,064,709)	(61,770,154)	(219,618,632)
Net increase (decrease)	787,657	67,491	$15,133,511	$1,500,482

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Emerging Markets Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Emerging Markets	1.03%
Actual		$1,000.00	$1,002.30	$5.13
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Class K	.84%
Actual		$1,000.00	$1,003.30	$4.18
Hypothetical-C		$1,000.00	$1,020.69	$4.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

EMF-K-SANN-0616
1.863019.107

Fidelity Advisor® Europe Fund - Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016 Class A, Class T, Class B and Class C are classes of Fidelity® Europe Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United Kingdom	25.5%
Sweden	15.9%
Germany	14.5%
France	9.1%
Denmark	6.2%
Bailiwick of Jersey	5.5%
Isle of Man	3.8%
Spain	3.2%
Ireland	3.0%
Other*	13.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	30.9%
Sweden	16.5%
France	10.5%
Germany	9.4%
Denmark	6.6%
Bailiwick of Jersey	5.4%
Isle of Man	3.1%
Spain	2.8%
Finland	2.7%
Other*	12.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	99.7
Short-Term Investments and Net Other Assets (Liabilities)	1.7	0.3

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
SAP AG (Germany, Software)	3.5	0.0
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	3.5	2.9
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	3.2	3.2
William Hill PLC (United Kingdom, Hotels, Restaurants & Leisure)	3.1	2.0
Standard Chartered PLC (United Kingdom) (United Kingdom, Banks)	3.0	2.9
Bayer AG (Germany, Pharmaceuticals)	2.8	2.4
Prudential PLC (United Kingdom, Insurance)	2.1	1.8
LEG Immobilien AG (Germany, Real Estate Management & Development)	2.0	1.5
Optimal Payments PLC (Isle of Man, IT Services)	2.0	1.5
Svenska Cellulosa AB (SCA) (B Shares) (Sweden, Household Products)	1.9	1.6
	27.1

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	31.6
Industrials	17.7	17.5
Health Care	17.3	19.8
Consumer Discretionary	16.7	16.8
Information Technology	13.4	5.4
Consumer Staples	3.8	3.0
Materials	1.9	4.3
Energy	1.6	0.0
Utilities	1.3	1.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Austria - 1.2%
Andritz AG	277,200	$15,524,418
Bailiwick of Jersey - 5.5%
Shire PLC	652,600	40,723,546
Wolseley PLC	265,134	14,850,704
WPP PLC	620,800	14,503,493

TOTAL BAILIWICK OF JERSEY		70,077,743

Bermuda - 2.2%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,380,307	7,179,016
Vostok New Ventures Ltd. SDR (a)	3,662,236	20,841,196

TOTAL BERMUDA		28,020,212

Denmark - 6.2%
Carlsberg A/S Series B	241,500	23,519,470
DSV de Sammensluttede Vognmaend A/S	236,000	9,930,612
Novozymes A/S Series B	343,955	16,484,143
Scandinavian Tobacco Group A/S	436,427	6,942,867
William Demant Holding A/S (a)	210,000	21,582,535

TOTAL DENMARK		78,459,627

Finland - 2.2%
Amer Group PLC (A Shares)	450,500	13,319,119
Valmet Corp.	1,119,700	14,039,132

TOTAL FINLAND		27,358,251

France - 9.1%
Bollore Group	3,447,549	13,658,751
Capgemini SA	198,200	18,503,145
Eurazeo SA	207,255	14,595,016
Havas SA	2,857,100	23,908,285
Publicis Groupe SA	230,946	17,090,748
Wendel SA	146,000	16,868,190
Zodiac Aerospace	454,600	10,658,051

TOTAL FRANCE		115,282,186

Germany - 14.5%
adidas AG	140,700	18,140,821
Bayer AG	308,000	35,532,047
Brenntag AG	338,000	19,819,648
CompuGroup Medical AG	259,600	10,195,846
Fresenius SE & Co. KGaA	206,797	15,041,085
GEA Group AG	332,091	15,396,760
LEG Immobilien AG	270,421	25,022,458
SAP AG	571,242	44,820,245

TOTAL GERMANY		183,968,910

Ireland - 3.0%
DCC PLC (United Kingdom)	149,700	13,255,290
Ryanair Holdings PLC sponsored ADR	137,767	11,152,239
United Drug PLC (United Kingdom)	1,554,241	13,898,393

TOTAL IRELAND		38,305,922

Isle of Man - 3.8%
Optimal Payments PLC (a)	4,443,710	24,751,037
Playtech Ltd.	1,974,395	23,208,918

TOTAL ISLE OF MAN		47,959,955

Malta - 1.0%
Kambi Group PLC (a)(b)	752,299	12,974,791
Netherlands - 1.8%
CSM NV (exchangeable)	295,400	7,539,543
RELX NV	929,903	15,604,430

TOTAL NETHERLANDS		23,143,973

Norway - 1.6%
TGS Nopec Geophysical Co. ASA	1,199,700	20,069,871
Spain - 3.2%
Amadeus IT Holding SA Class A	520,000	23,662,229
Red Electrica Corporacion SA	180,600	16,123,886

TOTAL SPAIN		39,786,115

Sweden - 15.9%
Elekta AB (B Shares) (b)	2,889,502	21,121,328
Getinge AB (B Shares)	2,070,400	43,777,611
H&M Hennes & Mauritz AB (B Shares)	653,350	23,228,016
Hemfosa Fastigheter AB (b)	1,181,300	12,319,842
Hemfosa Fastigheter AB rights 5/10/16 (a)(b)	1,181,300	426,598
Indutrade AB	301,100	16,883,902
Kungsleden AB (b)	1,999,100	13,753,933
Lundbergfoeretagen AB (b)	94,092	5,109,741
Pandox AB	781,300	13,260,924
Sandvik AB (b)	1,121,100	11,503,545
Svenska Cellulosa AB (SCA) (B Shares)	776,700	24,460,327
Svenska Handelsbanken AB (A Shares)	1,135,800	15,151,746

TOTAL SWEDEN		200,997,513

Switzerland - 1.6%
Julius Baer Group Ltd.	484,660	20,770,478
United Kingdom - 25.5%
Aldermore Group PLC (a)	412,035	1,131,844
Big Yellow Group PLC	1,014,100	11,942,923
Bunzl PLC	672,658	20,040,398
CMC Markets PLC	2,220,400	8,110,844
Compass Group PLC	1,178,117	20,980,366
Dechra Pharmaceuticals PLC	982,700	15,880,746
Diploma PLC	1,298,700	13,880,911
International Personal Finance PLC	4,993,203	19,523,611
Micro Focus International PLC	611,300	13,657,043
Prudential PLC	1,315,049	25,958,454
Rolls-Royce Group PLC	1,344,192	13,149,423
Saga PLC	2,083,300	6,380,253
Schroders PLC	216,222	7,942,550
Senior Engineering Group PLC	3,385,600	10,764,388
Shawbrook Group PLC	2,658,100	11,131,208
Softcat PLC	2,168,878	10,109,289
St. James's Place Capital PLC	577,862	7,320,454
Standard Chartered PLC (United Kingdom)	4,774,215	38,513,636
Unite Group PLC	1,114,687	10,301,685
Virgin Money Holdings Uk PLC	1,292,548	6,895,302
William Hill PLC	8,566,773	39,141,723
Worldpay Group PLC (a)	2,438,800	9,510,855

TOTAL UNITED KINGDOM		322,267,906

TOTAL COMMON STOCKS
(Cost $1,212,366,663)		1,244,967,871

Nonconvertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Rolls-Royce Group PLC
(Cost $139,439)	95,437,632	139,449

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (d)	19,143,324	19,143,324
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	51,164,371	51,164,371
TOTAL MONEY MARKET FUNDS
(Cost $70,307,695)		70,307,695
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $1,282,813,797)		1,315,415,015
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(48,637,843)
NET ASSETS - 100%		$1,266,777,172

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,049
Fidelity Securities Lending Cash Central Fund	470,655
Total	$484,704

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$1,697,310	$3,320,861	$--	$--	$7,179,016
Total	$1,697,310	$3,320,861	$--	$--	$7,179,016

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$212,152,716	$159,578,109	$52,574,607	$--
Consumer Staples	47,979,797	47,979,797	--	--
Energy	20,069,871	20,069,871	--	--
Financials	314,133,845	252,253,167	61,880,678	--
Health Care	217,753,137	177,029,591	40,723,546	--
Industrials	224,647,621	209,796,917	14,850,704	--
Information Technology	168,222,761	123,402,516	44,820,245	--
Materials	24,023,686	24,023,686	--	--
Utilities	16,123,886	16,123,886	--	--
Money Market Funds	70,307,695	70,307,695	--	--
Total Investments in Securities:	$1,315,415,015	$1,100,565,235	$214,849,780	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$14,998,864
Level 2 to Level 1	$104,687,573

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $47,749,257) — See accompanying schedule: Unaffiliated issuers (cost $1,205,694,084)	$1,237,928,304
Fidelity Central Funds (cost $70,307,695)	70,307,695
Other affiliated issuers (cost $6,812,018)	7,179,016
Total Investments (cost $1,282,813,797)		$1,315,415,015
Foreign currency held at value (cost $415,926)		416,697
Receivable for investments sold		16,944,779
Receivable for fund shares sold		359,129
Dividends receivable		6,058,099
Distributions receivable from Fidelity Central Funds		118,618
Prepaid expenses		1,099
Other receivables		385,751
Total assets		1,339,699,187
Liabilities
Payable for investments purchased	$15,172,992
Payable for fund shares redeemed	5,402,754
Accrued management fee	852,908
Distribution and service plan fees payable	17,090
Other affiliated payables	255,438
Other payables and accrued expenses	56,462
Collateral on securities loaned, at value	51,164,371
Total liabilities		72,922,015
Net Assets		$1,266,777,172
Net Assets consist of:
Paid in capital		$1,471,111,712
Undistributed net investment income		6,329,298
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(243,252,646)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,588,808
Net Assets		$1,266,777,172
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($20,856,215 ÷ 580,720 shares)		$35.91
Maximum offering price per share (100/94.25 of $35.91)		$38.10
Class T:
Net Asset Value and redemption price per share ($8,671,461 ÷ 241,352 shares)		$35.93
Maximum offering price per share (100/96.50 of $35.93)		$37.23
Class B:
Net Asset Value and offering price per share ($330,539 ÷ 9,203 shares)(a)		$35.92
Class C:
Net Asset Value and offering price per share ($10,556,892 ÷ 295,836 shares)(a)		$35.68
Europe:
Net Asset Value, offering price and redemption price per share ($1,220,777,096 ÷ 33,951,628 shares)		$35.96
Class I:
Net Asset Value, offering price and redemption price per share ($5,584,969 ÷ 155,274 shares)		$35.97

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$14,304,511
Income from Fidelity Central Funds		484,704
Income before foreign taxes withheld		14,789,215
Less foreign taxes withheld		(1,301,648)
Total income		13,487,567
Expenses
Management fee
Basic fee	$4,572,219
Performance adjustment	720,162
Transfer agent fees	1,275,395
Distribution and service plan fees	103,701
Accounting and security lending fees	300,640
Custodian fees and expenses	58,646
Independent trustees' compensation	2,980
Registration fees	82,776
Audit	51,983
Legal	2,453
Interest	1,158
Miscellaneous	4,678
Total expenses before reductions	7,176,791
Expense reductions	(17,200)	7,159,591
Net investment income (loss)		6,327,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,336,540)
Foreign currency transactions	527,156
Total net realized gain (loss)		(8,809,384)
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,111,544)
Assets and liabilities in foreign currencies	(229,593)
Total change in net unrealized appreciation (depreciation)		(29,341,137)
Net gain (loss)		(38,150,521)
Net increase (decrease) in net assets resulting from operations		$(31,822,545)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,327,976	$17,742,695
Net realized gain (loss)	(8,809,384)	56,856,298
Change in net unrealized appreciation (depreciation)	(29,341,137)	(21,376,933)
Net increase (decrease) in net assets resulting from operations	(31,822,545)	53,222,060
Distributions to shareholders from net investment income	(15,981,681)	(31,603,696)
Distributions to shareholders from net realized gain	(5,885,187)	–
Total distributions	(21,866,868)	(31,603,696)
Share transactions - net increase (decrease)	(114,922,308)	125,806,049
Redemption fees	7,934	48,244
Total increase (decrease) in net assets	(168,603,787)	147,472,657
Net Assets
Beginning of period	1,435,380,959	1,287,908,302
End of period (including undistributed net investment income of $6,329,298 and undistributed net investment income of $15,983,003, respectively)	$1,266,777,172	$1,435,380,959

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$37.06	$36.24	$39.45
Income from Investment Operations
Net investment income (loss)B	.12	.37	.47
Net realized and unrealized gain (loss)	(.83)	1.29	(3.68)
Total from investment operations	(.71)	1.66	(3.21)
Distributions from net investment income	(.29)	(.84)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.44)	(.84)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$35.91	$37.06	$36.24
Total ReturnD,E,F	(1.94)%	4.63%	(8.14)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.40%I	1.33%	1.35%I
Expenses net of fee waivers, if any	1.39%I	1.33%	1.35%I
Expenses net of all reductions	1.39%I	1.31%	1.35%I
Net investment income (loss)	.67%I	.98%	1.94%I
Supplemental Data
Net assets, end of period (000 omitted)	$20,856	$23,381	$23,633
Portfolio turnover rateJ	43%I	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$36.94	$36.18	$39.45
Income from Investment Operations
Net investment income (loss)B	.06	.26	.40
Net realized and unrealized gain (loss)	(.82)	1.29	(3.67)
Total from investment operations	(.76)	1.55	(3.27)
Distributions from net investment income	(.09)	(.79)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.25)C	(.79)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$35.93	$36.94	$36.18
Total ReturnE,F,G	(2.08)%	4.33%	(8.29)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.70%J	1.61%	1.62%J
Expenses net of fee waivers, if any	1.70%J	1.61%	1.61%J
Expenses net of all reductions	1.70%J	1.59%	1.61%J
Net investment income (loss)	.36%J	.70%	1.68%J
Supplemental Data
Net assets, end of period (000 omitted)	$8,671	$9,632	$13,679
Portfolio turnover rateK	43%J	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$36.77	$36.07	$39.45
Income from Investment Operations
Net investment income (loss)B	(.02)	.06	.28
Net realized and unrealized gain (loss)	(.83)	1.29	(3.66)
Total from investment operations	(.85)	1.35	(3.38)
Distributions from net investment income	–	(.65)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$35.92	$36.77	$36.07
Total ReturnD,E,F	(2.31)%	3.78%	(8.57)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.19%I	2.15%	2.11%I
Expenses net of fee waivers, if any	2.19%I	2.15%	2.11%I
Expenses net of all reductions	2.19%I	2.13%	2.11%I
Net investment income (loss)	(.12)%I	.16%	1.19%I
Supplemental Data
Net assets, end of period (000 omitted)	$331	$530	$1,065
Portfolio turnover rateJ	43%I	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$36.81	$36.07	$39.45
Income from Investment Operations
Net investment income (loss)B	(.02)	.07	.29
Net realized and unrealized gain (loss)	(.83)	1.29	(3.67)
Total from investment operations	(.85)	1.36	(3.38)
Distributions from net investment income	(.12)	(.62)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.28)C	(.62)	–
Redemption fees added to paid in capitalB,D	–	–	–
Net asset value, end of period	$35.68	$36.81	$36.07
Total ReturnE,F,G	(2.33)%	3.79%	(8.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.18%J	2.13%	2.10%J
Expenses net of fee waivers, if any	2.18%J	2.13%	2.10%J
Expenses net of all reductions	2.18%J	2.11%	2.10%J
Net investment income (loss)	(.12)%J	.18%	1.19%J
Supplemental Data
Net assets, end of period (000 omitted)	$10,557	$11,151	$6,818
Portfolio turnover rateK	43%J	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$37.19	$36.32	$37.92	$30.15	$27.67	$30.83
Income from Investment Operations
Net investment income (loss)A	.17	.48	.94B	.61	.64	.48
Net realized and unrealized gain (loss)	(.82)	1.30	(2.00)	7.87	2.45	(2.97)
Total from investment operations	(.65)	1.78	(1.06)	8.48	3.09	(2.49)
Distributions from net investment income	(.43)	(.91)	(.52)	(.70)	(.60)	(.67)
Distributions from net realized gain	(.15)	–	(.02)	(.01)	(.02)	–
Total distributions	(.58)	(.91)	(.54)	(.71)	(.61)C	(.67)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$35.96	$37.19	$36.32	$37.92	$30.15	$27.67
Total ReturnE,F	(1.78)%	4.97%	(2.82)%	28.71%	11.53%	(8.32)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.03%	.97%	1.06%	.83%	1.10%
Expenses net of fee waivers, if any	1.08%I	1.03%	.97%	1.05%	.83%	1.10%
Expenses net of all reductions	1.08%I	1.01%	.96%	1.02%	.80%	1.06%
Net investment income (loss)	.99%I	1.28%	2.43%B	1.82%	2.33%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,220,777	$1,384,134	$1,237,047	$957,048	$602,520	$621,778
Portfolio turnover rateJ	43%I	87%	80%K	59%	127%	117%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.93%.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$37.21	$36.32	$39.45
Income from Investment Operations
Net investment income (loss)B	.18	.50	.56
Net realized and unrealized gain (loss)	(.82)	1.30	(3.69)
Total from investment operations	(.64)	1.80	(3.13)
Distributions from net investment income	(.45)	(.91)	–
Distributions from net realized gain	(.15)	–	–
Total distributions	(.60)	(.91)	–
Redemption fees added to paid in capitalB,C	–	–	–
Net asset value, end of period	$35.97	$37.21	$36.32
Total ReturnD,E	(1.75)%	5.02%	(7.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	.98%	.97%H
Expenses net of fee waivers, if any	1.02%H	.98%	.97%H
Expenses net of all reductions	1.02%H	.96%	.96%H
Net investment income (loss)	1.05%H	1.33%	2.33%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,585	$6,552	$5,666
Portfolio turnover rateI	43%H	87%	80%J

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Europe and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, expiring capital loss carryforwards, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$129,342,669
Gross unrealized depreciation	(101,437,512)
Net unrealized appreciation (depreciation) on securities	27,905,157
Tax cost	$1,287,509,858

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(29,326,707)
2017	(199,044,876)
Total capital loss carryforward	$(228,371,583)

The Fund acquired $27,783,139 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $13,187,073 per year.

In addition, due to large redemptions in a prior period, $199,044,876 of capital losses that existed in the Fund prior to the mergers will be limited to approximately $32,029,274 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $283,545,193 and $431,225,868, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$26,590	$886
Class T	.25%	.25%	21,666	–
Class B	.75%	.25%	2,040	1,569
Class C	.75%	.25%	53,405	15,830
			$103,701	$18,285

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,882
Class T	686
Class B(a)	121
Class C(a)	2,570
$14,259

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$27,543.26
Class T	13,690.32
Class B	615.30
Class C	15,934.30
Europe	1,213,618.19
Class I	3,995.13
	$1,275,395

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,354,364.60%		$1,158

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,177 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $470,655. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,221 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,979.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$174,443	$549,660
Class T	23,347	299,142
Class B	–	18,443
Class C	38,160	108,670
Europe	15,664,870	30,497,764
Class I	80,861	130,017
Total	$15,981,681	$31,603,696
From net realized gain
Class A	$94,260	$–
Class T	39,080	–
Class C	47,778	–
Europe	5,676,211	–
Class I	27,858	–
Total	$5,885,187	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	78,312	402,890	$2,720,240	$15,313,815
Reinvestment of distributions	7,044	14,493	257,822	527,143
Shares redeemed	(135,509)	(438,670)	(4,688,764)	(16,388,542)
Net increase (decrease)	(50,153)	(21,287)	$(1,710,702)	$(547,584)
Class T
Shares sold	10,132	101,998	$350,155	$3,848,880
Reinvestment of distributions	1,677	8,153	61,481	296,280
Shares redeemed	(31,208)	(227,511)	(1,080,460)	(8,571,443)
Net increase (decrease)	(19,399)	(117,360)	$(668,824)	$(4,426,283)
Class B
Shares sold	183	7,973	$6,068	$306,370
Reinvestment of distributions	–	481	–	17,468
Shares redeemed	(5,404)	(23,568)	(183,746)	(877,823)
Net increase (decrease)	(5,221)	(15,114)	$(177,678)	$(553,985)
Class C
Shares sold	44,908	197,774	$1,558,483	$7,494,390
Reinvestment of distributions	2,232	2,632	81,438	95,708
Shares redeemed	(54,231)	(86,511)	(1,829,878)	(3,194,278)
Net increase (decrease)	(7,091)	113,895	$(189,957)	$4,395,820
Europe
Shares sold	1,463,207	10,168,406	$50,880,628	$387,319,779
Reinvestment of distributions	559,844	803,462	20,484,708	29,241,922
Shares redeemed	(5,291,129)	(7,807,853)	(182,859,606)	(290,372,067)
Net increase (decrease)	(3,268,078)	3,164,015	$(111,494,270)	$126,189,634
Class I
Shares sold	36,393	130,676	$1,295,144	$4,946,083
Reinvestment of distributions	2,803	2,526	102,586	91,940
Shares redeemed	(59,997)	(113,122)	(2,078,607)	(4,289,576)
Net increase (decrease)	(20,801)	20,080	$(680,877)	$748,447

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.39%
Actual		$1,000.00	$980.60	$6.84
Hypothetical-C		$1,000.00	$1,017.95	$6.97
Class T	1.70%
Actual		$1,000.00	$979.20	$8.37
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.19%
Actual		$1,000.00	$976.90	$10.76
Hypothetical-C		$1,000.00	$1,013.97	$10.97
Class C	2.18%
Actual		$1,000.00	976.70	10.71
Hypothetical-C		$1,000.00	$1,014.02	$10.92
Europe	1.08%
Actual		$1,000.00	$982.20	$5.32
Hypothetical-C		$1,000.00	$1,019.49	$5.42
Class I	1.02%
Actual		$1,000.00	$982.50	$5.03
Hypothetical-C		$1,000.00	$1,019.79	$5.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AEUF-SANN-0616
1.9585995.102

Fidelity® International Small Cap Opportunities Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	25.1%
United Kingdom	20.5%
United States of America*	15.5%
Germany	6.6%
Italy	3.7%
Sweden	3.2%
Netherlands	2.5%
France	2.2%
Canada	2.0%
Other	18.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	26.0%
United Kingdom	21.7%
United States of America*	15.0%
Germany	5.7%
Italy	4.3%
Sweden	3.0%
Netherlands	2.8%
Australia	2.0%
Canada	1.9%
Other	17.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	92.2	91.8
Short-Term Investments and Net Other Assets (Liabilities)	7.8	8.2

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.0	2.0
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.8	1.6
Berendsen PLC (United Kingdom, Commercial Services & Supplies)	1.7	1.7
CTS Eventim AG (Germany, Media)	1.7	2.0
Fagerhult AB (Sweden, Electrical Equipment)	1.7	1.3
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.6	1.9
CompuGroup Medical AG (Germany, Health Care Technology)	1.6	1.0
OBIC Co. Ltd. (Japan, IT Services)	1.5	1.8
Sartorius AG (non-vtg.) (Germany, Health Care Equipment & Supplies)	1.4	1.6
Azimut Holding SpA (Italy, Capital Markets)	1.4	1.3
	16.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.6	20.5
Industrials	18.1	18.3
Financials	15.9	18.7
Information Technology	10.7	9.2
Health Care	10.3	8.5
Consumer Staples	8.5	8.5
Materials	6.7	6.7
Energy	1.4	1.4

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Australia - 2.0%
Beacon Lighting Group Ltd.	2,000,000	$2,767,674
DuluxGroup Ltd.	1,577,979	7,678,825
Imdex Ltd. (a)	2,434,488	379,468
RCG Corp. Ltd. (b)	6,779,148	7,061,699
TFS Corp. Ltd. (b)	4,354,304	5,164,840

TOTAL AUSTRALIA		23,052,506

Austria - 1.1%
Andritz AG	165,900	9,291,129
Zumtobel AG	316,081	4,115,128

TOTAL AUSTRIA		13,406,257

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC	944,579	4,392,292
Belgium - 1.2%
Gimv NV	56,688	3,148,164
KBC Ancora	304,448	10,747,590

TOTAL BELGIUM		13,895,754

Bermuda - 0.3%
Vostok New Ventures Ltd. SDR (a)	712,589	4,055,229
Canada - 2.0%
Cara Operations Ltd.	282,000	7,295,545
McCoy Global, Inc.	636,215	1,039,484
New Look Vision Group, Inc.	197,200	4,880,099
Pason Systems, Inc.	448,000	6,512,728
ShawCor Ltd. Class A	135,600	3,663,697
Tesco Corp.	40,447	382,629

TOTAL CANADA		23,774,182

Cayman Islands - 0.6%
58.com, Inc. ADR (a)	67,900	3,710,735
Value Partners Group Ltd.	3,938,000	3,759,022

TOTAL CAYMAN ISLANDS		7,469,757

Denmark - 1.6%
Jyske Bank A/S (Reg.)	213,127	8,725,494
Scandinavian Tobacco Group A/S	200,000	3,181,685
Spar Nord Bank A/S	796,369	6,493,770

TOTAL DENMARK		18,400,949

Finland - 0.6%
Tikkurila Oyj	431,646	7,567,063
France - 2.2%
Elis SA	380,597	6,988,095
Laurent-Perrier Group SA	49,163	4,179,836
Vetoquinol SA	118,184	4,898,823
Virbac SA (b)	51,152	9,330,455

TOTAL FRANCE		25,397,209

Germany - 5.2%
alstria office REIT-AG	448,700	6,293,853
CompuGroup Medical AG	476,478	18,713,776
CTS Eventim AG	568,280	19,905,189
Fielmann AG	151,773	11,190,188
Nexus AG	278,558	4,880,131

TOTAL GERMANY		60,983,137

Greece - 0.3%
Titan Cement Co. SA (Reg.)	139,480	3,181,769
India - 0.5%
Jyothy Laboratories Ltd.	1,189,354	5,450,307
Ireland - 1.3%
FBD Holdings PLC	240,328	1,761,200
James Hardie Industries PLC:
CDI	405,775	5,717,080
sponsored ADR	564,575	7,915,342

TOTAL IRELAND		15,393,622

Isle of Man - 0.7%
Playtech Ltd.	717,342	8,432,321
Israel - 2.0%
Azrieli Group	165,005	6,553,478
Ituran Location & Control Ltd.	383,208	7,970,726
Sarine Technologies Ltd.	665,700	816,749
Strauss Group Ltd.	484,244	7,673,617

TOTAL ISRAEL		23,014,570

Italy - 3.7%
Azimut Holding SpA	641,097	16,135,257
Banco di Desio e della Brianza SpA	1,070,000	3,016,451
Beni Stabili SpA SIIQ	12,945,675	9,590,769
Interpump Group SpA	1,027,943	14,795,470

TOTAL ITALY		43,537,947

Japan - 25.1%
Aoki Super Co. Ltd.	273,000	3,225,856
Artnature, Inc.	891,000	7,387,610
Asahi Co. Ltd.	460,400	6,828,776
Autobacs Seven Co. Ltd.	380,300	6,561,433
Azbil Corp.	594,000	15,241,018
Broadleaf Co. Ltd.	76,700	757,954
Central Automotive Products Ltd. (c)	12,000	100,017
Century21 Real Estate Japan Ltd. (c)	4,100	45,648
Coca-Cola Central Japan Co. Ltd.	333,300	6,106,357
Daiichikosho Co. Ltd.	221,300	9,277,286
Daikokutenbussan Co. Ltd.	169,100	7,599,991
Funai Soken Holdings, Inc.	210,000	3,186,088
GCA Savvian Group Corp.	447,600	4,135,967
Glory Ltd. (d)	277,100	9,075,383
Goldcrest Co. Ltd.	522,130	7,476,255
Iwatsuka Confectionary Co. Ltd.	50,400	2,283,383
Japan Digital Laboratory Co.	459,100	6,210,344
Kobayashi Pharmaceutical Co. Ltd.	132,000	10,514,151
Koshidaka Holdings Co. Ltd.	166,900	3,281,884
Lasertec Corp.	376,136	4,890,217
Medikit Co. Ltd. (c)	126,700	4,417,152
Meiko Network Japan Co. Ltd.	112,600	1,241,872
Miraial Co. Ltd.	38,200	269,148
Nagaileben Co. Ltd.	562,600	11,480,790
Nakano Refrigerators Co. Ltd.	135,000	3,229,851
ND Software Co. Ltd.	73,843	607,845
Nihon Parkerizing Co. Ltd.	1,427,500	12,591,122
NS Tool Co. Ltd. (b)	35,600	590,226
OBIC Co. Ltd.	336,500	17,686,755
OSG Corp.	715,000	13,287,288
Paramount Bed Holdings Co. Ltd.	229,400	8,533,414
ProNexus, Inc. (d)	569,600	5,760,400
San-Ai Oil Co. Ltd.	630,000	4,415,294
Seven Bank Ltd.	2,834,900	12,046,080
SHO-BOND Holdings Co. Ltd.	263,700	11,410,078
Shoei Co. Ltd.	309,426	4,683,769
SK Kaken Co. Ltd.	75,000	6,153,866
Software Service, Inc.	62,900	2,429,462
Techno Medica Co. Ltd.	79,491	1,666,416
The Monogatari Corp.	104,300	4,922,928
The Nippon Synthetic Chemical Industry Co. Ltd.	391,000	2,359,434
TKC Corp.	247,400	6,721,508
Tocalo Co. Ltd.	117,000	2,104,645
Tsutsumi Jewelry Co. Ltd.	139,000	2,903,454
USS Co. Ltd.	1,498,300	23,700,626
Workman Co. Ltd.	212,500	6,680,033
Yamada Consulting Group Co. Ltd.	134,495	4,108,888
Yamato Kogyo Co. Ltd.	99,100	2,326,325

TOTAL JAPAN		292,514,287

Korea (South) - 1.4%
BGFretail Co. Ltd.	84,156	13,662,702
Leeno Industrial, Inc.	57,500	2,150,588

TOTAL KOREA (SOUTH)		15,813,290

Mexico - 0.6%
Consorcio ARA S.A.B. de CV	17,196,078	6,746,637
Netherlands - 2.5%
Aalberts Industries NV	319,501	10,946,071
Heijmans NV (Certificaten Van Aandelen) (a)	304,192	2,866,633
VastNed Retail NV	337,390	14,854,328

TOTAL NETHERLANDS		28,667,032

Norway - 0.5%
Kongsberg Gruppen ASA	320,500	5,373,610
Philippines - 0.4%
Jollibee Food Corp.	1,026,090	5,008,829
South Africa - 0.6%
Clicks Group Ltd.	899,913	6,572,695
Spain - 2.0%
Hispania Activos Inmobiliarios SA (a)	210,543	3,085,853
Merlin Properties Socimi SA	613,100	7,125,606
Prosegur Compania de Seguridad SA (Reg.)	2,317,590	13,401,470

TOTAL SPAIN		23,612,929

Sweden - 3.2%
Fagerhult AB	842,305	19,614,223
Intrum Justitia AB (b)	273,334	9,809,520
Saab AB (B Shares)	227,500	7,782,160

TOTAL SWEDEN		37,205,903

Switzerland - 0.3%
Tecan Group AG	24,053	3,339,789
Taiwan - 0.3%
Addcn Technology Co. Ltd.	516,900	3,968,399
United Kingdom - 20.5%
AA PLC	1,441,400	5,867,599
Alliance Pharma PLC	4,253,100	2,796,488
Bellway PLC	439,872	15,727,333
Berendsen PLC	1,173,163	20,227,172
Britvic PLC	543,571	5,591,441
Dechra Pharmaceuticals PLC	609,609	9,851,476
DP Poland PLC (a)(e)	8,208,000	3,118,211
Elementis PLC	3,262,010	10,290,411
Great Portland Estates PLC	961,189	10,645,665
Hilton Food Group PLC	222,288	1,828,602
Howden Joinery Group PLC	1,639,800	11,836,209
Informa PLC	1,613,965	15,434,713
InterContinental Hotel Group PLC ADR (b)	216,931	8,707,610
ITE Group PLC	2,882,634	6,539,069
JUST EAT Ltd. (a)	819,470	4,591,909
Rightmove PLC	166,747	9,399,723
Shaftesbury PLC	1,092,673	14,528,688
Spectris PLC	557,278	14,827,798
Spirax-Sarco Engineering PLC	408,791	20,397,965
Taylor Wimpey PLC	1,686,800	4,542,383
Ted Baker PLC	233,700	8,144,078
Topps Tiles PLC	2,473,300	4,914,853
Ultra Electronics Holdings PLC	392,558	10,129,531
Unite Group PLC	2,079,823	19,221,254

TOTAL UNITED KINGDOM		239,160,181

United States of America - 7.7%
ANSYS, Inc. (a)	36,085	3,275,435
Autoliv, Inc. (b)	65,200	7,985,044
Broadridge Financial Solutions, Inc.	93,905	5,619,275
China Biologic Products, Inc. (a)	110,380	12,914,460
Domino's Pizza, Inc.	44,000	5,318,720
Energizer Holdings, Inc.	54,409	2,366,247
Kennedy-Wilson Holdings, Inc.	556,629	12,028,753
Martin Marietta Materials, Inc.	34,720	5,875,666
Mohawk Industries, Inc. (a)	42,600	8,206,038
PriceSmart, Inc.	147,199	12,738,601
ResMed, Inc.	86,095	4,804,101
SS&C Technologies Holdings, Inc.	152,058	9,298,347

TOTAL UNITED STATES OF AMERICA		90,430,687

TOTAL COMMON STOCKS
(Cost $941,309,093)		1,059,819,139

Nonconvertible Preferred Stocks - 1.4%
Germany - 1.4%
Sartorius AG (non-vtg.)
(Cost $9,231,224)	65,520	16,163,851

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.38% (f)	85,942,201	85,942,201
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	13,328,610	13,328,610
TOTAL MONEY MARKET FUNDS
(Cost $99,270,811)		99,270,811
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,049,811,128)		1,175,253,801
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,959,739)
NET ASSETS - 100%		$1,167,294,062

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$167,523
Fidelity Securities Lending Cash Central Fund	77,863
Total	$245,386

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DP Poland PLC	$2,507,081	$321,456	$--	$--	$3,118,211
Total	$2,507,081	$321,456	$--	$--	$3,118,211

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$241,379,798	$171,197,720	$70,182,078	$--
Consumer Staples	97,181,396	60,064,048	37,117,348	--
Energy	16,013,832	11,598,538	4,415,294	--
Financials	188,656,059	161,193,087	27,462,972	--
Health Care	121,220,721	92,085,642	29,135,079	--
Industrials	209,307,773	156,554,926	52,752,847	--
Information Technology	125,022,200	73,245,256	51,776,944	--
Materials	77,201,211	50,588,695	26,612,516	--
Money Market Funds	99,270,811	99,270,811	--	--
Total Investments in Securities:	$1,175,253,801	$875,798,723	$299,455,078	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$3,963,761
Level 2 to Level 1	$28,474,370

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,034,826) — See accompanying schedule: Unaffiliated issuers (cost $948,419,765)	$1,072,864,779
Fidelity Central Funds (cost $99,270,811)	99,270,811
Other affiliated issuers (cost $2,120,552)	3,118,211
Total Investments (cost $1,049,811,128)		$1,175,253,801
Receivable for investments sold
Regular delivery		759,807
Delayed delivery		139,587
Receivable for fund shares sold		1,947,400
Dividends receivable		5,382,395
Distributions receivable from Fidelity Central Funds		62,435
Prepaid expenses		498
Other receivables		2,840
Total assets		1,183,548,763
Liabilities
Payable to custodian bank	$27,592
Payable for investments purchased
Regular delivery	62,835
Delayed delivery	30,608
Payable for fund shares redeemed	1,639,204
Accrued management fee	826,592
Distribution and service plan fees payable	30,380
Other affiliated payables	242,791
Other payables and accrued expenses	66,089
Collateral on securities loaned, at value	13,328,610
Total liabilities		16,254,701
Net Assets		$1,167,294,062
Net Assets consist of:
Paid in capital		$1,286,497,613
Undistributed net investment income		3,446,654
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(248,244,637)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		125,594,432
Net Assets		$1,167,294,062
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($50,512,499 ÷ 3,421,332 shares)		$14.76
Maximum offering price per share (100/94.25 of $14.76)		$15.66
Class T:
Net Asset Value and redemption price per share ($13,820,005 ÷ 943,286 shares)		$14.65
Maximum offering price per share (100/96.50 of $14.65)		$15.18
Class B:
Net Asset Value and offering price per share ($354,955 ÷ 24,616 shares)(a)		$14.42
Class C:
Net Asset Value and offering price per share ($16,766,047 ÷ 1,174,289 shares)(a)		$14.28
International Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($943,035,473 ÷ 63,201,820 shares)		$14.92
Class I:
Net Asset Value, offering price and redemption price per share ($142,805,083 ÷ 9,576,371 shares)		$14.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$10,624,721
Income from Fidelity Central Funds		245,386
Income before foreign taxes withheld		10,870,107
Less foreign taxes withheld		(928,950)
Total income		9,941,157
Expenses
Management fee
Basic fee	$4,515,535
Performance adjustment	205,580
Transfer agent fees	1,169,397
Distribution and service plan fees	178,936
Accounting and security lending fees	247,112
Custodian fees and expenses	97,381
Independent trustees' compensation	2,222
Registration fees	58,793
Audit	45,289
Legal	1,350
Miscellaneous	2,905
Total expenses before reductions	6,524,500
Expense reductions	(4,405)	6,520,095
Net investment income (loss)		3,421,062
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,404,515
Foreign currency transactions	1,988
Total net realized gain (loss)		13,406,503
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,093,560)
Assets and liabilities in foreign currencies	188,590
Total change in net unrealized appreciation (depreciation)		(3,904,970)
Net gain (loss)		9,501,533
Net increase (decrease) in net assets resulting from operations		$12,922,595

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,421,062	$4,880,273
Net realized gain (loss)	13,406,503	32,155,951
Change in net unrealized appreciation (depreciation)	(3,904,970)	15,708,708
Net increase (decrease) in net assets resulting from operations	12,922,595	52,744,932
Distributions to shareholders from net investment income	(4,852,691)	(3,982,311)
Distributions to shareholders from net realized gain	(4,655,673)	(949,656)
Total distributions	(9,508,364)	(4,931,967)
Share transactions - net increase (decrease)	206,876,426	250,623,581
Redemption fees	159,056	196,651
Total increase (decrease) in net assets	210,449,713	298,633,197
Net Assets
Beginning of period	956,844,349	658,211,152
End of period (including undistributed net investment income of $3,446,654 and undistributed net investment income of $4,878,283, respectively)	$1,167,294,062	$956,844,349

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$13.65	$13.68	$10.78	$9.75	$9.82
Income from Investment Operations
Net investment income (loss)A	.03	.06	.05	.07	.08	.15B
Net realized and unrealized gain (loss)	.10	1.11	.05	2.91	1.07	(.07)
Total from investment operations	.13	1.17	.10	2.98	1.15	.08
Distributions from net investment income	(.05)	(.05)	(.06)	(.08)	(.11)	(.11)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.12)	(.07)	(.13)C	(.08)D	(.12)	(.15)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$14.76	$14.75	$13.65	$13.68	$10.78	$9.75
Total ReturnF,G,H	.89%	8.62%	.78%	27.85%	12.00%	.81%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.47%K	1.52%	1.63%	1.70%	1.75%	1.34%
Expenses net of fee waivers, if any	1.47%K	1.52%	1.63%	1.65%	1.65%	1.33%
Expenses net of all reductions	1.47%K	1.51%	1.63%	1.64%	1.64%	1.32%
Net investment income (loss)	.40%K	.38%	.33%	.59%	.85%	1.44%B
Supplemental Data
Net assets, end of period (000 omitted)	$50,512	$42,289	$25,041	$22,052	$18,194	$18,686
Portfolio turnover rateL	19%K	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.079 per share.

 D Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$13.53	$13.56	$10.69	$9.66	$9.72
Income from Investment Operations
Net investment income (loss)A	.01	.01	.01	.04	.06	.12B
Net realized and unrealized gain (loss)	.10	1.11	.06	2.89	1.06	(.06)
Total from investment operations	.11	1.12	.07	2.93	1.12	.06
Distributions from net investment income	(.01)	(.01)	(.02)	(.05)	(.08)	(.08)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.08)	(.03)	(.10)	(.06)	(.09)	(.12)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.65	$14.62	$13.53	$13.56	$10.69	$9.66
Total ReturnD,E,F	.75%	8.27%	.55%	27.53%	11.72%	.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.79%I	1.80%	1.89%	1.96%	2.02%	1.60%
Expenses net of fee waivers, if any	1.78%I	1.80%	1.89%	1.90%	1.90%	1.60%
Expenses net of all reductions	1.78%I	1.80%	1.89%	1.89%	1.89%	1.59%
Net investment income (loss)	.08%I	.10%	.07%	.34%	.60%	1.17%B
Supplemental Data
Net assets, end of period (000 omitted)	$13,820	$13,296	$9,913	$9,634	$8,169	$8,701
Portfolio turnover rateJ	19%I	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$13.31	$13.31	$10.50	$9.48	$9.54
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)	(.06)	(.02)	.01	.07B
Net realized and unrealized gain (loss)	.10	1.10	.06	2.84	1.05	(.06)
Total from investment operations	.07	1.04	–	2.82	1.06	.01
Distributions from net investment income	–	–	–	–C	(.03)	(.06)
Distributions from net realized gain	–	–	–	(.01)	(.01)	(.02)
Total distributions	–	–	–	(.01)	(.04)	(.07)D
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.42	$14.35	$13.31	$13.31	$10.50	$9.48
Total ReturnE,F,G	.49%	7.81%	-%	26.86%	11.21%	.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.28%J	2.30%	2.38%	2.46%	2.50%	2.09%
Expenses net of fee waivers, if any	2.28%J	2.30%	2.38%	2.40%	2.40%	2.09%
Expenses net of all reductions	2.28%J	2.29%	2.38%	2.39%	2.39%	2.07%
Net investment income (loss)	(.41)%J	(.39)%	(.43)%	(.16)%	.10%	.68%B
Supplemental Data
Net assets, end of period (000 omitted)	$355	$604	$744	$1,410	$1,966	$2,293
Portfolio turnover rateK	19%J	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.26	$13.23	$13.28	$10.48	$9.47	$9.53
Income from Investment Operations
Net investment income (loss)A	(.03)	(.05)	(.06)	(.02)	.01	.07B
Net realized and unrealized gain (loss)	.10	1.08	.06	2.84	1.04	(.06)
Total from investment operations	.07	1.03	–	2.82	1.05	.01
Distributions from net investment income	–	–	–	(.01)	(.03)	(.06)
Distributions from net realized gain	(.05)	–	(.05)	(.01)	(.01)	(.02)
Total distributions	(.05)	–	(.05)	(.02)	(.04)	(.07)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$14.28	$14.26	$13.23	$13.28	$10.48	$9.47
Total ReturnE,F,G	.51%	7.79%	.03%	26.91%	11.13%	.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.27%J	2.27%	2.38%	2.45%	2.50%	2.09%
Expenses net of fee waivers, if any	2.27%J	2.27%	2.38%	2.40%	2.40%	2.09%
Expenses net of all reductions	2.27%J	2.26%	2.38%	2.39%	2.39%	2.07%
Net investment income (loss)	(.40)%J	(.36)%	(.42)%	(.16)%	.10%	.68%B
Supplemental Data
Net assets, end of period (000 omitted)	$16,766	$17,370	$8,438	$8,070	$6,608	$6,900
Portfolio turnover rateK	19%J	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.91	$13.80	$13.82	$10.88	$9.85	$9.92
Income from Investment Operations
Net investment income (loss)A	.05	.10	.09	.10	.11	.17B
Net realized and unrealized gain (loss)	.11	1.12	.06	2.95	1.07	(.06)
Total from investment operations	.16	1.22	.15	3.05	1.18	.11
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.14)	(.14)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.15)	(.11)	(.17)	(.11)	(.15)	(.18)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.92	$14.91	$13.80	$13.82	$10.88	$9.85
Total ReturnD,E	1.03%	8.92%	1.11%	28.24%	12.21%	1.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.19%H	1.23%	1.30%	1.39%	1.47%	1.08%
Expenses net of fee waivers, if any	1.19%H	1.22%	1.30%	1.39%	1.40%	1.08%
Expenses net of all reductions	1.19%H	1.22%	1.30%	1.38%	1.39%	1.06%
Net investment income (loss)	.68%H	.68%	.65%	.85%	1.10%	1.69%B
Supplemental Data
Net assets, end of period (000 omitted)	$943,035	$762,563	$584,253	$518,121	$334,918	$328,262
Portfolio turnover rateI	19%H	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.91	$13.81	$13.83	$10.90	$9.86	$9.93
Income from Investment Operations
Net investment income (loss)A	.05	.10	.08	.11	.11	.18B
Net realized and unrealized gain (loss)	.10	1.13	.07	2.93	1.08	(.06)
Total from investment operations	.15	1.23	.15	3.04	1.19	.12
Distributions from net investment income	(.08)	(.11)	(.09)	(.10)	(.14)	(.15)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.15)	(.13)	(.17)	(.11)	(.15)	(.19)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.91	$14.91	$13.81	$13.83	$10.90	$9.86
Total ReturnD,E	1.02%	8.98%	1.11%	28.11%	12.32%	1.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.17%H	1.19%	1.36%	1.38%	1.44%	1.03%
Expenses net of fee waivers, if any	1.17%H	1.19%	1.36%	1.37%	1.40%	1.03%
Expenses net of all reductions	1.17%H	1.18%	1.36%	1.37%	1.39%	1.02%
Net investment income (loss)	.69%H	.71%	.60%	.87%	1.10%	1.74%B
Supplemental Data
Net assets, end of period (000 omitted)	$142,805	$120,723	$29,822	$5,670	$4,591	$1,395
Portfolio turnover rateI	19%H	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR)Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$176,851,154
Gross unrealized depreciation	(57,863,025)
Net unrealized appreciation (depreciation) on securities	$118,988,129
Tax cost	$1,056,265,672

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$(252,792,060)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $281,152,699 and $93,148,449, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .89% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$58,445	$2,292
Class T	.25%	.25%	33,578	–
Class B	.75%	.25%	2,413	1,810
Class C	.75%	.25%	84,500	22,481
			$178,936	$26,583

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,019
Class T	3,054
Class B(a)	13
Class C(a)	2,125
$17,211

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$57,114.24
Class T	21,051.31
Class B	732.30
Class C	24,999.30
International Small Cap Opportunities	936,327.22
Class I	129,174.20
	$1,169,397

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $611 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $918 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $77,863, including $1,988 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $705 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $47.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund- level operating expenses in the amount of $3,653.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$159,395	$91,925
Class T	9,385	4,261
International Small Cap Opportunities	3,989,748	3,599,410
Class I	694,163	286,715
Total	$4,852,691	$3,982,311
From net realized gain
Class A	$214,570	$38,609
Class T	65,696	14,913
Class C	66,143	–
International Small Cap Opportunities	3,723,825	839,863
Class I	585,439	56,271
Total	$4,655,673	$949,656

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	950,569	1,605,762	$13,701,055	$23,674,805
Reinvestment of distributions	24,184	9,185	359,376	124,545
Shares redeemed	(419,609)	(582,997)	(5,931,692)	(8,244,833)
Net increase (decrease)	555,144	1,031,950	$8,128,739	$15,554,517
Class T
Shares sold	160,496	309,765	$2,280,756	$4,543,322
Reinvestment of distributions	5,021	1,404	74,158	18,926
Shares redeemed	(131,388)	(134,926)	(1,815,377)	(1,907,198)
Net increase (decrease)	34,129	176,243	$539,537	$2,655,050
Class B
Shares sold	3,601	9,791	$51,565	$136,845
Shares redeemed	(21,080)	(23,615)	(295,529)	(329,326)
Net increase (decrease)	(17,479)	(13,824)	$(243,964)	$(192,481)
Class C
Shares sold	212,639	838,785	$2,969,254	$12,019,463
Reinvestment of distributions	4,483	–	64,648	–
Shares redeemed	(260,791)	(258,762)	(3,487,650)	(3,578,649)
Net increase (decrease)	(43,669)	580,023	$(453,748)	$8,440,814
International Small Cap Opportunities
Shares sold	21,099,085	18,903,102	$306,137,737	$282,906,392
Reinvestment of distributions	402,267	239,997	6,034,011	3,280,752
Shares redeemed	(9,435,850)	(10,354,861)	(135,324,878)	(146,998,081)
Net increase (decrease)	12,065,502	8,788,238	$176,846,870	$139,189,063
Class I
Shares sold	2,990,658	7,108,830	$43,408,539	$102,023,907
Reinvestment of distributions	75,351	23,468	1,129,506	320,812
Shares redeemed	(1,586,288)	(1,195,608)	(22,479,053)	(17,368,101)
Net increase (decrease)	1,479,721	5,936,690	$22,058,992	$84,976,618

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.47%
Actual		$1,000.00	$1,008.90	$7.34
Hypothetical-C		$1,000.00	$1,017.55	$7.37
Class T	1.78%
Actual		$1,000.00	$1,007.50	$8.88
Hypothetical-C		$1,000.00	$1,016.01	$8.92
Class B	2.28%
Actual		$1,000.00	$1,004.90	$11.37
Hypothetical-C		$1,000.00	$1,013.53	$11.41
Class C	2.27%
Actual		$1,000.00	$1,005.10	$11.32
Hypothetical-C		$1,000.00	$1,013.58	$11.36
International Small Cap Opportunities	1.19%
Actual		$1,000.00	$1,010.30	$5.95
Hypothetical-C		$1,000.00	$1,018.95	$5.97
Class I	1.17%
Actual		$1,000.00	$1,010.20	$5.85
Hypothetical-C		$1,000.00	$1,019.05	$5.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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ILS-SANN-0616
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Fidelity Advisor® International Growth Fund - Class Z Semi-Annual Report April 30, 2016 Class Z is a class of Fidelity® International Growth Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	20.8%
Japan	14.1%
United Kingdom	13.2%
Switzerland	12.7%
Spain	4.9%
Belgium	4.5%
Sweden	4.4%
Australia	4.0%
Denmark	3.3%
Other	18.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	17.7%
United Kingdom	14.4%
Japan	14.0%
Switzerland	13.6%
Sweden	6.1%
Spain	4.5%
Belgium	4.2%
Australia	3.4%
Denmark	3.3%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.3	97.7
Short-Term Investments and Net Other Assets (Liabilities)	2.7	2.3

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.9	3.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.5	3.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.5	2.6
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	3.2	2.8
CSL Ltd. (Australia, Biotechnology)	2.9	2.2
Novartis AG (Switzerland, Pharmaceuticals)	2.9	3.7
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.8	2.5
Inditex SA (Spain, Specialty Retail)	2.6	2.8
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	2.6	2.2
InterContinental Hotel Group PLC ADR (United Kingdom, Hotels, Restaurants & Leisure)	2.3	2.0
	31.2

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	20.4	15.3
Health Care	19.0	18.5
Information Technology	14.2	11.7
Financials	13.5	18.1
Consumer Discretionary	13.3	15.1
Industrials	11.5	12.5
Materials	4.7	6.0
Energy	0.4	0.3
Telecommunication Services	0.3	0.2

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 4.0%
CSL Ltd.	609,912	$48,776,866
Sydney Airport unit	1,123,380	5,816,843
Transurban Group unit	1,422,746	12,527,069

TOTAL AUSTRALIA		67,120,778

Austria - 1.2%
Andritz AG	351,321	19,675,520
Belgium - 4.5%
Anheuser-Busch InBev SA NV	469,291	58,088,795
KBC Groep NV	302,468	16,981,098

TOTAL BELGIUM		75,069,893

Canada - 0.4%
Pason Systems, Inc.	495,200	7,198,891
Cayman Islands - 0.9%
58.com, Inc. ADR (a)	128,870	7,042,746
Alibaba Group Holding Ltd. sponsored ADR (a)	99,200	7,632,448

TOTAL CAYMAN ISLANDS		14,675,194

Denmark - 3.3%
Jyske Bank A/S (Reg.)	202,800	8,302,703
Novo Nordisk A/S Series B sponsored ADR (b)	826,700	46,121,593

TOTAL DENMARK		54,424,296

Finland - 0.3%
Tikkurila Oyj	283,000	4,961,192
France - 1.1%
Essilor International SA	135,658	17,560,644
Germany - 3.0%
Bayer AG	155,100	17,892,923
SAP AG	399,516	31,346,444

TOTAL GERMANY		49,239,367

Hong Kong - 1.9%
AIA Group Ltd.	5,289,400	31,654,975
India - 0.5%
Housing Development Finance Corp. Ltd.	562,904	9,223,760
Ireland - 3.1%
CRH PLC sponsored ADR	909,066	26,462,911
James Hardie Industries PLC:
CDI	1,130,041	15,921,470
sponsored ADR	601,500	8,433,030

TOTAL IRELAND		50,817,411

Isle of Man - 0.5%
Playtech Ltd.	654,346	7,691,806
Israel - 0.3%
Azrieli Group	118,800	4,718,361
Italy - 0.7%
Azimut Holding SpA	204,600	5,149,414
Interpump Group SpA	511,426	7,361,097

TOTAL ITALY		12,510,511

Japan - 14.1%
Astellas Pharma, Inc.	2,477,400	33,401,778
Coca-Cola Central Japan Co. Ltd.	190,700	3,493,796
DENSO Corp.	727,400	27,649,326
East Japan Railway Co.	184,100	16,196,396
Hoya Corp.	336,900	12,901,342
Japan Tobacco, Inc.	589,000	24,065,326
Keyence Corp.	40,062	24,012,883
Mitsui Fudosan Co. Ltd.	836,000	20,417,154
Nintendo Co. Ltd.	61,000	8,259,462
Olympus Corp.	281,300	10,958,499
OSG Corp.	344,800	6,407,632
Seven Bank Ltd.	2,658,200	11,295,245
Shinsei Bank Ltd.	5,146,000	7,212,512
SHO-BOND Holdings Co. Ltd.	182,600	7,900,949
USS Co. Ltd.	1,301,100	20,581,249

TOTAL JAPAN		234,753,549

Kenya - 0.3%
Safaricom Ltd.	30,975,500	5,244,367
Korea (South) - 0.9%
BGFretail Co. Ltd.	54,496	8,847,410
NAVER Corp.	9,215	5,445,310

TOTAL KOREA (SOUTH)		14,292,720

Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	106,355	9,913,350
South Africa - 1.3%
Clicks Group Ltd.	755,618	5,518,807
Naspers Ltd. Class N	112,300	15,408,694

TOTAL SOUTH AFRICA		20,927,501

Spain - 4.9%
Amadeus IT Holding SA Class A	514,500	23,411,956
Hispania Activos Inmobiliarios SA (a)	215,259	3,154,974
Inditex SA	1,361,301	43,699,772
Merlin Properties Socimi SA	378,500	4,399,024
Prosegur Compania de Seguridad SA (Reg.)	1,127,849	6,521,790

TOTAL SPAIN		81,187,516

Sweden - 4.4%
ASSA ABLOY AB (B Shares) (b)	2,033,083	42,634,121
Fagerhult AB	409,153	9,527,687
Intrum Justitia AB (b)	112,700	4,044,623
Svenska Handelsbanken AB (A Shares) (b)	1,313,920	17,527,894

TOTAL SWEDEN		73,734,325

Switzerland - 12.7%
Nestle SA	1,091,098	81,439,212
Novartis AG	625,183	47,577,841
Roche Holding AG (participation certificate)	232,368	58,791,248
Schindler Holding AG:
(participation certificate)	107,226	19,527,137
(Reg.)	18,350	3,372,360

TOTAL SWITZERLAND		210,707,798

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,934,000	18,046,275
United Kingdom - 13.2%
Associated British Foods PLC	413,100	18,494,337
Babcock International Group PLC	400,384	5,543,075
BAE Systems PLC	1,722,200	12,015,201
Berendsen PLC	707,573	12,199,669
Howden Joinery Group PLC	626,100	4,519,241
Informa PLC	1,396,912	13,358,986
InterContinental Hotel Group PLC ADR (b)	968,696	38,883,457
Lloyds Banking Group PLC	7,613,300	7,472,538
Prudential PLC	1,155,443	22,807,906
Reckitt Benckiser Group PLC	542,845	52,883,360
Rightmove PLC	77,900	4,391,314
SABMiller PLC	292,366	17,877,926
Shaftesbury PLC	319,433	4,247,330
Unite Group PLC	476,676	4,405,332

TOTAL UNITED KINGDOM		219,099,672

United States of America - 18.1%
Alphabet, Inc. Class A	29,136	20,624,792
Autoliv, Inc. (b)	198,769	24,343,239
Berkshire Hathaway, Inc. Class B (a)	129,184	18,793,688
China Biologic Products, Inc. (a)	87,966	10,292,022
Domino's Pizza, Inc.	82,990	10,031,831
Martin Marietta Materials, Inc.	66,400	11,236,872
MasterCard, Inc. Class A	351,000	34,043,490
McGraw Hill Financial, Inc.	117,100	12,512,135
Mohawk Industries, Inc. (a)	117,400	22,614,762
Molson Coors Brewing Co. Class B	108,600	10,385,418
Moody's Corp.	94,100	9,007,252
MSCI, Inc. Class A	103,200	7,837,008
Philip Morris International, Inc.	210,708	20,674,669
PriceSmart, Inc.	95,700	8,281,878
ResMed, Inc.	170,700	9,525,060
Reynolds American, Inc.	363,200	18,014,720
Sherwin-Williams Co.	32,600	9,366,306
SS&C Technologies Holdings, Inc.	178,400	10,909,160
Visa, Inc. Class A	424,260	32,769,842

TOTAL UNITED STATES OF AMERICA		301,264,144

TOTAL COMMON STOCKS
(Cost $1,493,495,241)		1,615,713,816

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.38% (c)	31,871,334	31,871,334
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	106,690,874	106,690,874
TOTAL MONEY MARKET FUNDS
(Cost $138,562,208)		138,562,208
TOTAL INVESTMENT PORTFOLIO - 105.6%
(Cost $1,632,057,449)		1,754,276,024
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(93,656,005)
NET ASSETS - 100%		$1,660,620,019

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,393
Fidelity Securities Lending Cash Central Fund	330,325
Total	$402,718

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$221,090,557	$172,859,982	$48,230,575	$--
Consumer Staples	337,979,004	176,097,310	161,881,694	--
Energy	7,198,891	7,198,891	--	--
Financials	227,120,303	108,732,079	118,388,224	--
Health Care	313,799,816	150,169,108	163,630,708	--
Industrials	191,271,169	148,750,991	42,520,178	--
Information Technology	235,627,928	153,962,864	81,665,064	--
Materials	76,381,781	76,381,781	--	--
Telecommunication Services	5,244,367	5,244,367	--	--
Money Market Funds	138,562,208	138,562,208	--	--
Total Investments in Securities:	$1,754,276,024	$1,137,959,581	$616,316,443	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$144,428,405

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $103,770,133) — See accompanying schedule: Unaffiliated issuers (cost $1,493,495,241)	$1,615,713,816
Fidelity Central Funds (cost $138,562,208)	138,562,208
Total Investments (cost $1,632,057,449)		$1,754,276,024
Foreign currency held at value (cost $11,880)		11,898
Receivable for investments sold		3,654,551
Receivable for fund shares sold		4,651,062
Dividends receivable		9,823,503
Distributions receivable from Fidelity Central Funds		94,556
Prepaid expenses		599
Other receivables		7,870
Total assets		1,772,520,063
Liabilities
Payable for investments purchased	$1,891,035
Payable for fund shares redeemed	1,836,507
Accrued management fee	985,763
Distribution and service plan fees payable	103,976
Other affiliated payables	304,114
Other payables and accrued expenses	87,775
Collateral on securities loaned, at value	106,690,874
Total liabilities		111,900,044
Net Assets		$1,660,620,019
Net Assets consist of:
Paid in capital		$1,599,467,631
Undistributed net investment income		11,086,000
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,316,667)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		122,383,055
Net Assets		$1,660,620,019
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($227,299,900 ÷ 20,745,349 shares)		$10.96
Maximum offering price per share (100/94.25 of $10.96)		$11.63
Class T:
Net Asset Value and redemption price per share ($28,247,384 ÷ 2,581,799 shares)		$10.94
Maximum offering price per share (100/96.50 of $10.94)		$11.34
Class B:
Net Asset Value and offering price per share ($543,488 ÷ 50,206 shares)(a)		$10.83
Class C:
Net Asset Value and offering price per share ($54,803,250 ÷ 5,077,799 shares)(a)		$10.79
International Growth:
Net Asset Value, offering price and redemption price per share ($989,531,658 ÷ 89,694,739 shares)		$11.03
Class I:
Net Asset Value, offering price and redemption price per share ($344,685,048 ÷ 31,300,215 shares)		$11.01
Class Z:
Net Asset Value, offering price and redemption price per share ($15,509,291 ÷ 1,406,850 shares)		$11.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$21,128,805
Income from Fidelity Central Funds		402,718
Income before foreign taxes withheld		21,531,523
Less foreign taxes withheld		(2,212,929)
Total income		19,318,594
Expenses
Management fee
Basic fee	$5,303,523
Performance adjustment	109,270
Transfer agent fees	1,418,766
Distribution and service plan fees	585,143
Accounting and security lending fees	345,576
Custodian fees and expenses	79,671
Independent trustees' compensation	3,216
Registration fees	88,683
Audit	42,540
Legal	2,186
Miscellaneous	4,732
Total expenses before reductions	7,983,306
Expense reductions	(16,973)	7,966,333
Net investment income (loss)		11,352,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,889,540)
Foreign currency transactions	296,655
Total net realized gain (loss)		(34,592,885)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,737)	(7,895,661)
Assets and liabilities in foreign currencies	94,033
Total change in net unrealized appreciation (depreciation)		(7,801,628)
Net gain (loss)		(42,394,513)
Net increase (decrease) in net assets resulting from operations		$(31,042,252)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,352,261	$10,205,219
Net realized gain (loss)	(34,592,885)	(27,463,177)
Change in net unrealized appreciation (depreciation)	(7,801,628)	41,450,250
Net increase (decrease) in net assets resulting from operations	(31,042,252)	24,192,292
Distributions to shareholders from net investment income	(9,313,522)	(7,019,924)
Distributions to shareholders from net realized gain	(1,062,119)	–
Total distributions	(10,375,641)	(7,019,924)
Share transactions - net increase (decrease)	228,113,558	519,861,476
Redemption fees	45,309	54,094
Total increase (decrease) in net assets	186,740,974	537,087,938
Net Assets
Beginning of period	1,473,879,045	936,791,107
End of period (including undistributed net investment income of $11,086,000 and undistributed net investment income of $9,047,261, respectively)	$1,660,620,019	$1,473,879,045

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.01	$10.78	$8.91	$8.09	$8.38
Income from Investment Operations
Net investment income (loss)A	.07	.07	.09	.08	.08	.08
Net realized and unrealized gain (loss)	(.35)	.28	.18	1.88	.81	(.31)
Total from investment operations	(.28)	.35	.27	1.96	.89	(.23)
Distributions from net investment income	(.05)	(.06)	(.03)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.06)	(.06)	(.04)	(.09)	(.07)	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.96	$11.30	$11.01	$10.78	$8.91	$8.09
Total ReturnC,D,E	(2.51)%	3.20%	2.54%	22.18%	11.10%	(2.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.26%H	1.26%	1.35%	1.44%	1.58%	1.77%
Expenses net of fee waivers, if any	1.26%H	1.26%	1.35%	1.43%	1.45%	1.45%
Expenses net of all reductions	1.26%H	1.25%	1.34%	1.42%	1.44%	1.43%
Net investment income (loss)	1.29%H	.66%	.84%	.80%	.99%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$227,300	$184,878	$119,017	$74,595	$21,874	$6,352
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$10.96	$10.75	$8.89	$8.08	$8.38
Income from Investment Operations
Net investment income (loss)A	.05	.04	.06	.05	.06	.06
Net realized and unrealized gain (loss)	(.35)	.27	.18	1.88	.81	(.31)
Total from investment operations	(.30)	.31	.24	1.93	.87	(.25)
Distributions from net investment income	(.01)	(.01)	(.02)	(.07)	(.05)	(.04)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.02)	(.01)	(.03)	(.07)B	(.06)	(.05)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.94	$11.26	$10.96	$10.75	$8.89	$8.08
Total ReturnD,E,F	(2.69)%	2.85%	2.21%	21.91%	10.82%	(3.03)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.60%I	1.58%	1.65%	1.69%	1.85%	2.03%
Expenses net of fee waivers, if any	1.60%I	1.58%	1.65%	1.69%	1.70%	1.70%
Expenses net of all reductions	1.60%I	1.58%	1.65%	1.68%	1.69%	1.68%
Net investment income (loss)	.95%I	.33%	.53%	.54%	.74%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$28,247	$28,833	$26,369	$23,118	$10,690	$2,917
Portfolio turnover rateJ	35%I	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $0.07 per share is comprised of distributions from net investment income of $0.69 and distributions from net realized gain of $0.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$10.91	$10.73	$8.88	$8.06	$8.36
Income from Investment Operations
Net investment income (loss)A	.02	(.02)	–B	–B	.02	.01
Net realized and unrealized gain (loss)	(.34)	.27	.19	1.89	.80	(.30)
Total from investment operations	(.32)	.25	.19	1.89	.82	(.29)
Distributions from net investment income	–	–	–	(.03)	–	(.01)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	–	–B
Total distributions	(.01)	–	(.01)	(.04)	–	(.01)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.83	$11.16	$10.91	$10.73	$8.88	$8.06
Total ReturnC,D,E	(2.89)%	2.29%	1.76%	21.35%	10.17%	(3.47)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.09%H	2.07%	2.14%	2.19%	2.35%	2.55%
Expenses net of fee waivers, if any	2.09%H	2.07%	2.14%	2.18%	2.20%	2.20%
Expenses net of all reductions	2.09%H	2.06%	2.14%	2.17%	2.19%	2.18%
Net investment income (loss)	.45%H	(.15)%	.04%	.05%	.24%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$543	$800	$1,404	$1,579	$1,116	$473
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$10.87	$10.69	$8.84	$8.03	$8.34
Income from Investment Operations
Net investment income (loss)A	.03	(.02)	.01	.01	.02	.01
Net realized and unrealized gain (loss)	(.35)	.27	.18	1.87	.80	(.31)
Total from investment operations	(.32)	.25	.19	1.88	.82	(.30)
Distributions from net investment income	–	–	–	(.02)	(.01)	(.01)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.01)	–	(.01)	(.03)	(.01)B	(.01)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.79	$11.12	$10.87	$10.69	$8.84	$8.03
Total ReturnE,F,G	(2.90)%	2.30%	1.77%	21.29%	10.27%	(3.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.05%J	2.06%	2.12%	2.19%	2.33%	2.52%
Expenses net of fee waivers, if any	2.05%J	2.06%	2.12%	2.18%	2.20%	2.20%
Expenses net of all reductions	2.05%J	2.05%	2.12%	2.17%	2.19%	2.18%
Net investment income (loss)	.49%J	(.15)%	.06%	.05%	.24%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$54,803	$52,378	$32,737	$17,196	$5,648	$2,767
Portfolio turnover rateK	35%J	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$11.10	$10.84	$8.95	$8.12	$8.40
Income from Investment Operations
Net investment income (loss)A	.09	.11	.13	.11	.11	.10
Net realized and unrealized gain (loss)	(.35)	.26	.19	1.88	.81	(.30)
Total from investment operations	(.26)	.37	.32	1.99	.92	(.20)
Distributions from net investment income	(.08)	(.09)	(.05)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.09)	(.09)	(.06)	(.10)B	(.09)	(.08)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.03	$11.38	$11.10	$10.84	$8.95	$8.12
Total ReturnD,E	(2.34)%	3.36%	2.96%	22.48%	11.41%	(2.47)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	.97%	1.04%	1.13%	1.28%	1.52%
Expenses net of fee waivers, if any	.96%H	.97%	1.04%	1.13%	1.20%	1.20%
Expenses net of all reductions	.96%H	.96%	1.04%	1.11%	1.19%	1.18%
Net investment income (loss)	1.58%H	.94%	1.14%	1.11%	1.24%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$989,532	$938,348	$635,607	$430,914	$149,526	$53,437
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.08	$10.84	$8.94	$8.12	$8.40
Income from Investment Operations
Net investment income (loss)A	.08	.11	.13	.11	.10	.10
Net realized and unrealized gain (loss)	(.34)	.27	.18	1.90	.81	(.30)
Total from investment operations	(.26)	.38	.31	2.01	.91	(.20)
Distributions from net investment income	(.08)	(.10)	(.06)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.09)	(.10)	(.07)	(.11)	(.09)	(.08)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.01	$11.36	$11.08	$10.84	$8.94	$8.12
Total ReturnC,D	(2.34)%	3.41%	2.84%	22.66%	11.28%	(2.47)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.98%	1.04%	1.11%	1.27%	1.50%
Expenses net of fee waivers, if any	.97%G	.98%	1.04%	1.11%	1.20%	1.20%
Expenses net of all reductions	.96%G	.97%	1.04%	1.09%	1.19%	1.18%
Net investment income (loss)	1.58%G	.94%	1.14%	1.13%	1.24%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$344,685	$267,745	$121,554	$38,771	$3,992	$493
Portfolio turnover rateH	35%G	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$11.10	$10.84	$10.26
Income from Investment Operations
Net investment income (loss)B	.09	.12	.14	.02
Net realized and unrealized gain (loss)	(.35)	.27	.19	.56
Total from investment operations	(.26)	.39	.33	.58
Distributions from net investment income	(.09)	(.11)	(.06)	–
Distributions from net realized gain	(.01)	–	(.01)	–
Total distributions	(.10)	(.11)	(.07)	–
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$11.02	$11.38	$11.10	$10.84
Total ReturnD,E	(2.29)%	3.52%	3.07%	5.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.84%	.88%	.94%H
Expenses net of fee waivers, if any	.83%H	.84%	.88%	.94%H
Expenses net of all reductions	.83%H	.83%	.88%	.93%H
Net investment income (loss)	1.71%H	1.07%	1.30%	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,509	$897	$104	$106
Portfolio turnover rateI	35%H	26%	27%	32%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$176,397,956
Gross unrealized depreciation	(59,559,141)
Net unrealized appreciation (depreciation) on securities	$116,838,815
Tax cost	$1,637,437,209

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(26,434,969)
Long-term	(7,319,866)
Total no expiration	$(33,754,835)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $479,246,265 and $260,718,084, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$249,157	$357
Class T	.25%	.25%	69,243	–
Class B	.75%	.25%	3,364	2,523
Class C	.75%	.25%	263,379	98,751
			$585,143	$101,631

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$44,378
Class T	6,336
Class B(a)	6
Class C(a)	4,765
$55,485

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$220,276.22
Class T	43,164.31
Class B	1,028.31
Class C	69,895.27
International Growth	819,000.18
Class I	263,135.18
Class Z	2,268.05
	$1,418,766

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $799 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,311 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $10,140,516. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $330,325, including $34,892 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,575 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $35.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,363.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$857,306	$684,914
Class T	25,900	29,128
International Growth	6,508,406	5,239,951
Class I	1,913,593	1,064,923
Class Z	8,317	1,008
Total	$9,313,522	$7,019,924
From net realized gain
Class A	$137,169	$–
Class T	20,720	–
Class B	561	–
Class C	39,156	–
International Growth	667,539	–
Class I	196,266	–
Class Z	708	–
Total	$1,062,119	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	6,246,540	9,298,452	$67,129,589	$105,707,223
Reinvestment of distributions	86,341	60,570	970,468	669,298
Shares redeemed	(1,954,972)	(3,798,128)	(20,859,132)	(42,982,992)
Net increase (decrease)	4,377,909	5,560,894	$47,240,925	$63,393,529
Class T
Shares sold	366,792	1,158,910	$3,936,696	$13,286,739
Reinvestment of distributions	4,067	2,593	45,714	28,654
Shares redeemed	(350,025)	(1,005,399)	(3,686,315)	(11,627,373)
Net increase (decrease)	20,834	156,104	$296,095	$1,688,020
Class B
Shares sold	1,881	30,282	$19,678	$347,009
Reinvestment of distributions	50	–	556	–
Shares redeemed	(23,393)	(87,349)	(246,379)	(994,341)
Net increase (decrease)	(21,462)	(57,067)	$(226,145)	$(647,332)
Class C
Shares sold	819,268	2,689,800	$8,736,707	$30,433,427
Reinvestment of distributions	3,485	–	38,678	–
Shares redeemed	(454,625)	(991,400)	(4,741,050)	(10,978,888)
Net increase (decrease)	368,128	1,698,400	$4,034,335	$19,454,539
International Growth
Shares sold	17,140,428	39,705,804	$183,584,698	$456,131,993
Reinvestment of distributions	515,203	387,169	5,821,794	4,301,448
Shares redeemed	(10,385,791)	(14,942,156)	(110,850,155)	(169,380,325)
Net increase (decrease)	7,269,840	25,150,817	$78,556,337	$291,053,116
Class I
Shares sold	13,087,526	17,728,493	$140,430,050	$201,877,753
Reinvestment of distributions	177,277	92,582	1,999,688	1,026,733
Shares redeemed	(5,525,257)	(5,227,430)	(58,460,124)	(58,733,231)
Net increase (decrease)	7,739,546	12,593,645	$83,969,614	$144,171,255
Class Z
Shares sold	1,378,158	88,007	$14,776,889	$956,120
Reinvestment of distributions	799	91	9,025	1,008
Shares redeemed	(50,920)	(18,621)	(543,517)	(208,779)
Net increase (decrease)	1,328,037	69,477	$14,242,397	$748,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.26%
Actual		$1,000.00	$974.90	$6.19
Hypothetical-C		$1,000.00	$1,018.60	$6.32
Class T	1.60%
Actual		$1,000.00	$973.10	$7.85
Hypothetical-C		$1,000.00	$1,016.91	$8.02
Class B	2.09%
Actual		$1,000.00	$971.10	$10.24
Hypothetical-C		$1,000.00	$1,014.47	$10.47
Class C	2.05%
Actual		$1,000.00	$971.00	$10.05
Hypothetical-C		$1,000.00	$1,014.67	$10.27
International Growth	.96%
Actual		$1,000.00	$976.60	$4.72
Hypothetical-C		$1,000.00	$1,020.09	$4.82
Class I	.97%
Actual		$1,000.00	$976.60	$4.77
Hypothetical-C		$1,000.00	$1,020.04	$4.87
Class Z	.83%
Actual		$1,000.00	$977.10	$4.08
Hypothetical-C		$1,000.00	$1,020.74	$4.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AIGFZ-SANN-0616
1.9585039.102

Fidelity® International Discovery Fund Class K Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	17.3%
United Kingdom	14.5%
France	9.6%
Germany	8.0%
United States of America*	5.8%
Switzerland	4.3%
Sweden	4.1%
Hong Kong	3.3%
Netherlands	3.3%
Other	29.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	19.1%
Japan	15.9%
France	9.6%
United States of America*	7.3%
Germany	5.5%
Switzerland	5.1%
Netherlands	4.0%
Sweden	3.1%
Hong Kong	3.0%
Other	27.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.1	97.5
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.9	2.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.2	2.0
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.7	1.6
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.6	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.5	1.4
AIA Group Ltd. (Hong Kong, Insurance)	1.5	1.3
ORIX Corp. (Japan, Diversified Financial Services)	1.4	0.9
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.4	1.3
VINCI SA (France, Construction & Engineering)	1.4	0.9
KDDI Corp. (Japan, Wireless Telecommunication Services)	1.4	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3	1.2
	15.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	24.2
Consumer Discretionary	15.3	17.4
Consumer Staples	13.2	11.9
Health Care	12.5	12.8
Industrials	10.7	10.5
Information Technology	10.0	7.5
Energy	5.0	4.3
Telecommunication Services	4.8	4.9
Materials	3.6	2.3
Utilities	0.6	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
Australia - 2.5%
1-Page Ltd. (a)(b)	2,531,460	$1,857
Ansell Ltd. (a)	1,588,251	24,068
Australia & New Zealand Banking Group Ltd.	2,945,060	53,983
Burson Group Ltd.	7,454,296	28,226
Magellan Financial Group Ltd.	1,204,177	19,685
Mantra Group Ltd.	7,793,893	21,927
Ramsay Health Care Ltd.	1,164,235	57,495
Spark Infrastructure Group unit	31,636,214	49,793

TOTAL AUSTRALIA		257,034

Austria - 0.5%
Andritz AG	444,500	24,894
Erste Group Bank AG	995,900	28,646

TOTAL AUSTRIA		53,540

Bailiwick of Jersey - 1.2%
Integrated Diagnostics Holdings PLC	4,932,400	22,936
Randgold Resources Ltd. sponsored ADR	241,314	24,252
Regus PLC	11,055,488	47,233
Wolseley PLC	514,260	28,805

TOTAL BAILIWICK OF JERSEY		123,226

Belgium - 2.0%
Anheuser-Busch InBev SA NV	1,203,427	148,960
KBC Groep NV	857,319	48,131

TOTAL BELGIUM		197,091

Bermuda - 0.3%
PAX Global Technology Ltd.	29,071,000	25,037
Canada - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	781,500	34,257
Cenovus Energy, Inc.	2,806,100	44,483
Constellation Software, Inc.	156,500	61,161
Franco-Nevada Corp.	297,300	20,859
PrairieSky Royalty Ltd. (b)	1,734,473	36,522
Suncor Energy, Inc.	676,200	19,849

TOTAL CANADA		217,131

Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	453,700	34,908
Ctrip.com International Ltd. ADR (a)	294,500	12,843
Lee's Pharmaceutical Holdings Ltd.	6,734,664	5,449
New Oriental Education & Technology Group, Inc. sponsored ADR	830,000	32,503

TOTAL CAYMAN ISLANDS		85,703

China - 0.6%
Jiangsu Hengrui Medicine Co. Ltd.	4,183,623	30,165
Kweichow Moutai Co. Ltd.	663,582	25,748

TOTAL CHINA		55,913

Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	517,230	129
Denmark - 1.3%
Novo Nordisk A/S Series B	2,371,645	132,419
Finland - 0.7%
Sampo Oyj (A Shares)	1,653,500	72,193
France - 9.6%
Accor SA (b)	1,684,918	74,636
ALTEN	608,659	37,635
Altran Technologies SA	2,384,000	35,365
Amundi SA	516,400	23,765
Atos Origin SA	444,123	39,530
AXA SA (b)	4,402,300	111,156
Capgemini SA	855,800	79,894
Cegedim SA (a)	536,390	14,728
Havas SA	4,815,644	40,297
Sanofi SA	467,356	38,523
Sodexo SA	431,200	43,543
SR Teleperformance SA	290,100	26,043
Total SA	4,385,111	221,630
Unibail-Rodamco	156,500	41,933
VINCI SA (b)	1,924,900	143,796

TOTAL FRANCE		972,474

Germany - 8.0%
Axel Springer Verlag AG	625,002	34,896
Bayer AG	345,100	39,812
Beiersdorf AG	242,900	21,794
Continental AG	297,600	65,359
Deutsche Boerse AG	526,494	43,219
Deutsche Telekom AG	3,241,500	56,899
Fresenius SE & Co. KGaA	468,700	34,090
GEA Group AG	878,941	40,750
KION Group AG	1,369,149	74,593
LEG Immobilien AG	314,266	29,080
Nexus AG	614,500	10,766
ProSiebenSat.1 Media AG	1,170,000	59,644
Rational AG	104,405	53,002
SAP AG	1,390,594	109,107
Siemens AG	685,498	71,736
Symrise AG	637,700	42,249
United Internet AG	430,714	21,027

TOTAL GERMANY		808,023

Hong Kong - 3.3%
AIA Group Ltd.	24,704,000	147,844
China Resources Beer Holdings Co. Ltd.	16,944,000	37,233
Techtronic Industries Co. Ltd.	38,444,000	144,114

TOTAL HONG KONG		329,191

India - 2.6%
Bharti Infratel Ltd.	12,647,734	71,392
Dr Lal Pathlabs Ltd.	798,016	11,835
HDFC Bank Ltd. sponsored ADR	1,290,984	81,164
Housing Development Finance Corp. Ltd.	6,148,295	100,746

TOTAL INDIA		265,137

Ireland - 2.7%
Cairn Homes PLC (a)	17,549,270	22,506
CRH PLC	1,051,000	30,587
Dalata Hotel Group PLC (a)	5,686,103	28,706
Green REIT PLC	9,492,200	15,673
Irish Continental Group PLC unit	101,800	600
James Hardie Industries PLC CDI	1,482,921	20,893
Kerry Group PLC Class A	983,700	87,712
Ryanair Holdings PLC sponsored ADR	809,300	65,513

TOTAL IRELAND		272,190

Isle of Man - 0.8%
Optimal Payments PLC (a)	11,752,725	65,462
Playtech Ltd.	1,386,935	16,303

TOTAL ISLE OF MAN		81,765

Israel - 1.9%
Frutarom Industries Ltd.	1,032,000	52,892
Partner Communications Co. Ltd. (a)	2,268,862	11,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,291,300	124,761

TOTAL ISRAEL		189,457

Italy - 1.6%
De Longhi SpA	1,669,626	38,446
Intesa Sanpaolo SpA	30,697,900	85,334
Mediaset SpA	3,440,200	15,481
Telecom Italia SpA (a)	25,339,200	24,743

TOTAL ITALY		164,004

Japan - 17.3%
ACOM Co. Ltd. (a)	3,246,300	16,935
Aozora Bank Ltd.	9,464,000	33,578
Asahi Group Holdings	1,066,900	33,860
Astellas Pharma, Inc.	6,953,700	93,754
Casio Computer Co. Ltd. (b)	2,015,200	38,343
Daito Trust Construction Co. Ltd.	209,500	29,630
Dentsu, Inc.	1,274,300	64,746
Don Quijote Holdings Co. Ltd.	1,338,100	47,604
Hoya Corp.	1,793,800	68,692
Japan Exchange Group, Inc.	1,920,700	28,605
Japan Tobacco, Inc.	2,318,600	94,733
KDDI Corp.	4,728,900	136,219
Keyence Corp.	95,360	57,158
Misumi Group, Inc.	3,181,300	43,933
Mitsubishi UFJ Financial Group, Inc.	11,142,500	51,421
Monex Group, Inc.	12,207,949	31,493
NEC Corp.	8,879,000	21,609
Nidec Corp.	324,300	23,763
Nintendo Co. Ltd.	274,100	37,113
Nippon Telegraph & Telephone Corp.	904,500	40,477
Olympus Corp.	3,148,400	122,651
ORIX Corp.	10,231,600	144,725
Seven & i Holdings Co. Ltd.	1,034,700	42,218
Seven Bank Ltd.	12,039,600	51,159
Shinsei Bank Ltd.	14,227,000	19,940
Shionogi & Co. Ltd.	856,200	43,702
Sony Corp.	3,594,500	87,065
Sundrug Co. Ltd.	622,500	44,232
Tsuruha Holdings, Inc.	834,000	79,994
United Arrows Ltd.	991,300	39,833
VT Holdings Co. Ltd.	3,872,500	19,566
Welcia Holdings Co. Ltd.	1,150,800	60,788

TOTAL JAPAN		1,749,539

Luxembourg - 0.9%
Eurofins Scientific SA	120,139	44,578
Grand City Properties SA	1,528,397	33,759
Senvion SA	708,900	12,460

TOTAL LUXEMBOURG		90,797

Marshall Islands - 0.1%
Hoegh LNG Partners LP (c)	715,655	12,896
Netherlands - 3.3%
AerCap Holdings NV (a)	562,900	22,522
IMCD Group BV	1,926,800	77,794
ING Groep NV (Certificaten Van Aandelen)	4,956,300	60,696
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,814,100	167,553

TOTAL NETHERLANDS		328,565

New Zealand - 0.8%
EBOS Group Ltd.	3,154,998	35,160
Ryman Healthcare Group Ltd.	7,137,434	44,505

TOTAL NEW ZEALAND		79,665

Norway - 1.6%
Statoil ASA (b)	9,044,100	159,188
Philippines - 0.3%
SM Investments Corp.	1,641,730	32,950
Romania - 0.2%
Banca Transilvania SA	31,143,575	21,373
South Africa - 1.3%
EOH Holdings Ltd.	2,855,067	27,788
Naspers Ltd. Class N	720,500	98,860

TOTAL SOUTH AFRICA		126,648

Spain - 2.5%
Amadeus IT Holding SA Class A	1,717,100	78,135
Atresmedia Corporacion de Medios de Comunicacion SA	1,719,200	22,383
Hispania Activos Inmobiliarios SA (a)	1,085,200	15,905
Inditex SA	2,288,877	73,476
Mediaset Espana Comunicacion SA	2,931,000	38,059
Merlin Properties Socimi SA	2,483,100	28,859

TOTAL SPAIN		256,817

Sweden - 4.1%
ASSA ABLOY AB (B Shares)	3,682,800	77,229
Getinge AB (B Shares)	2,461,330	52,044
HEXPOL AB (B Shares) (b)	2,967,500	30,671
Indutrade AB (b)	201,100	11,276
Nordea Bank AB	5,749,200	55,806
Saab AB (B Shares)	980,200	33,530
Sandvik AB (b)	2,242,600	23,011
Svenska Cellulosa AB (SCA) (B Shares)	3,034,500	95,564
Svenska Handelsbanken AB (A Shares) (b)	2,567,100	34,246

TOTAL SWEDEN		413,377

Switzerland - 4.3%
GAM Holding Ltd.	1,405,187	18,310
Julius Baer Group Ltd.	949,640	40,698
Novartis AG	1,375,538	104,682
Partners Group Holding AG	247,326	101,839
Schindler Holding AG (participation certificate)	181,273	33,012
Syngenta AG (Switzerland)	175,928	70,423
UBS Group AG	3,690,490	63,861

TOTAL SWITZERLAND		432,825

Taiwan - 0.1%
JHL Biotech, Inc. (a)	4,953,560	13,395
United Kingdom - 14.5%
AA PLC	3,830,868	15,595
Associated British Foods PLC	772,200	34,571
B&M European Value Retail S.A.	9,180,129	37,209
BAE Systems PLC	4,147,100	28,933
BCA Marketplace PLC	7,762,300	18,913
BHP Billiton PLC	2,881,014	39,368
BT Group PLC	6,133,600	39,758
Bunzl PLC	2,075,300	61,829
Cineworld Group PLC	2,055,200	15,555
CMC Markets PLC	8,647,600	31,589
Compass Group PLC	2,013,000	35,848
Countryside Properties PLC (a)	3,408,200	11,578
Diploma PLC	2,312,600	24,718
GlaxoSmithKline PLC	3,812,600	81,485
Howden Joinery Group PLC	10,913,100	78,772
Imperial Tobacco Group PLC	1,848,336	100,425
ITV PLC	9,444,600	31,078
Lloyds Banking Group PLC	69,181,900	67,903
London Stock Exchange Group PLC	473,136	18,756
McCarthy & Stone PLC	4,009,500	13,592
Melrose Industries PLC	1,586,476	8,653
Micro Focus International PLC	3,609,242	80,634
Moneysupermarket.com Group PLC	5,210,600	23,899
Persimmon PLC	1,469,800	42,673
Reckitt Benckiser Group PLC	900,800	87,755
Rex Bionics PLC (a)(c)	1,297,286	692
Rio Tinto PLC	1,185,200	39,759
SABMiller PLC	719,300	43,985
Shawbrook Group PLC	8,951,700	37,487
Softcat PLC	1,526,900	7,117
Spirax-Sarco Engineering PLC	539,500	26,920
St. James's Place Capital PLC	5,394,300	68,336
Standard Chartered PLC (United Kingdom)	5,296,810	42,729
Taylor Wimpey PLC	11,716,900	31,552
Virgin Money Holdings Uk PLC	5,874,500	31,338
Vodafone Group PLC	30,823,796	99,309
Workspace Group PLC	649,000	7,918

TOTAL UNITED KINGDOM		1,468,231

United States of America - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	520,000	81,151
Global Payments, Inc.	465,000	33,564
McGraw Hill Financial, Inc.	462,400	49,407
Molson Coors Brewing Co. Class B	121,600	11,629
MSCI, Inc. Class A	586,700	44,554
Visa, Inc. Class A	1,147,700	88,648

TOTAL UNITED STATES OF AMERICA		308,953

TOTAL COMMON STOCKS
(Cost $8,697,817)		9,796,876

Nonconvertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $18,833)	5,958,244	23,003
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.33% 5/5/16 to 7/28/16 (e)
(Cost $11,655)	11,660	11,657
	Shares	Value (000s)

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.38% (f)	199,763,053	199,763
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	311,707,412	311,707
TOTAL MONEY MARKET FUNDS
(Cost $511,470)		511,470
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $9,239,775)		10,343,006
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(248,078)
NET ASSETS - 100%		$10,094,928

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
2,402 CME Nikkei 225 Contracts (Japan)	June 2016	179,021	$(11,598)

The face value of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,003,000 or 0.2% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,657,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$545
Fidelity Securities Lending Cash Central Fund	2,593
Total	$3,138

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$11,465	$--	$--	$832	$12,896
Rex Bionics PLC	976	--	4	--	692
Total	$12,441	$--	$4	$832	$13,588

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,534,838	$1,034,716	$477,119	$23,003
Consumer Staples	1,334,162	853,349	480,813	--
Energy	494,568	113,750	380,818	--
Financials	2,185,536	1,236,886	948,650	--
Health Care	1,265,979	574,622	691,357	--
Industrials	1,107,038	909,868	197,170	--
Information Technology	982,951	693,397	289,554	--
Materials	371,953	262,239	109,714	--
Telecommunication Services	480,601	83,196	397,405	--
Utilities	62,253	62,253	--	--
Government Obligations	11,657	--	11,657	--
Money Market Funds	511,470	511,470	--	--
Total Investments in Securities:	$10,343,006	$6,335,746	$3,984,257	$23,003
Derivative Instruments:
Liabilities
Futures Contracts	$(11,598)	$(11,598)	$--	$--
Total Liabilities	$(11,598)	$(11,598)	$--	$--
Total Derivative Instruments:	$(11,598)	$(11,598)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$123,459
Level 2 to Level 1	$733,107

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(11,598)
Total Equity Risk	0	(11,598)
Total Value of Derivatives	$0	$(11,598)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $292,726) — See accompanying schedule: Unaffiliated issuers (cost $8,709,825)	$9,817,948
Fidelity Central Funds (cost $511,470)	511,470
Other affiliated issuers (cost $18,480)	13,588
Total Investments (cost $9,239,775)		$10,343,006
Foreign currency held at value (cost $3,534)		3,534
Receivable for investments sold		83,114
Receivable for fund shares sold		9,626
Dividends receivable		48,955
Distributions receivable from Fidelity Central Funds		957
Prepaid expenses		9
Other receivables		4,089
Total assets		10,493,290
Liabilities
Payable to custodian bank	$705
Payable for investments purchased	56,857
Payable for fund shares redeemed	16,003
Accrued management fee	6,281
Distribution and service plan fees payable	100
Payable for daily variation margin for derivative instruments	4,684
Other affiliated payables	1,444
Other payables and accrued expenses	581
Collateral on securities loaned, at value	311,707
Total liabilities		398,362
Net Assets		$10,094,928
Net Assets consist of:
Paid in capital		$9,352,158
Undistributed net investment income		88,416
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(436,449)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,090,803
Net Assets		$10,094,928
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($260,942.4 ÷ 6,913.487 shares)		$37.74
Maximum offering price per share (100/94.25 of $37.74)		$40.04
Class T:
Net Asset Value and redemption price per share ($38,584.3 ÷ 1,028.093 shares)		$37.53
Maximum offering price per share (100/96.50 of $37.53)		$38.89
Class B:
Net Asset Value and offering price per share ($1,398.6 ÷ 37.492 shares)(a)		$37.30
Class C:
Net Asset Value and offering price per share ($32,708.8 ÷ 878.178 shares)(a)		$37.25
International Discovery:
Net Asset Value, offering price and redemption price per share ($6,797,488.8 ÷ 178,912.550 shares)		$37.99
Class K:
Net Asset Value, offering price and redemption price per share ($2,151,531.2 ÷ 56,751.079 shares)		$37.91
Class I:
Net Asset Value, offering price and redemption price per share ($781,184.7 ÷ 20,610.933 shares)		$37.90
Class Z:
Net Asset Value, offering price and redemption price per share ($31,088.8 ÷ 820.463 shares)		$37.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends (including $832 earned from other affiliated issuers)		$115,061
Special dividends		37,704
Interest		30
Income from Fidelity Central Funds		3,138
Income before foreign taxes withheld		155,933
Less foreign taxes withheld		(11,075)
Total income		144,858
Expenses
Management fee
Basic fee	$34,526
Performance adjustment	6,890
Transfer agent fees	8,001
Distribution and service plan fees	600
Accounting and security lending fees	905
Custodian fees and expenses	660
Independent trustees' compensation	23
Registration fees	158
Audit	78
Legal	14
Miscellaneous	35
Total expenses before reductions	51,890
Expense reductions	(113)	51,777
Net investment income (loss)		93,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(355,764)
Other affiliated issuers	(19)
Foreign currency transactions	4,399
Futures contracts	(10,549)
Total net realized gain (loss)		(361,933)
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,729)
Assets and liabilities in foreign currencies	(1,103)
Futures contracts	(20,801)
Total change in net unrealized appreciation (depreciation)		(226,633)
Net gain (loss)		(588,566)
Net increase (decrease) in net assets resulting from operations		$(495,485)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,081	$149,838
Net realized gain (loss)	(361,933)	245,770
Change in net unrealized appreciation (depreciation)	(226,633)	655
Net increase (decrease) in net assets resulting from operations	(495,485)	396,263
Distributions to shareholders from net investment income	(113,434)	(74,589)
Distributions to shareholders from net realized gain	(1,362)	–
Total distributions	(114,796)	(74,589)
Share transactions - net increase (decrease)	(262,006)	(353,147)
Redemption fees	42	95
Total increase (decrease) in net assets	(872,245)	(31,378)
Net Assets
Beginning of period	10,967,173	10,998,551
End of period (including undistributed net investment income of $88,416 and undistributed net investment income of $108,769, respectively)	$10,094,928	$10,967,173

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.78	$38.70	$39.49	$31.66	$29.43	$32.07
Income from Investment Operations
Net investment income (loss)A	.27B	.40C	.53D	.34	.41	.42
Net realized and unrealized gain (loss)	(2.04)	.79	(.67)	7.97	2.11	(2.52)
Total from investment operations	(1.77)	1.19	(.14)	8.31	2.52	(2.10)
Distributions from net investment income	(.27)	(.11)	(.33)	(.45)	(.29)	(.38)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.27)E	(.11)	(.65)F	(.48)	(.29)	(.54)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$37.74	$39.78	$38.70	$39.49	$31.66	$29.43
Total ReturnH,I,J	(4.47)%	3.09%	(.36)%	26.59%	8.70%	(6.71)%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.37%M	1.33%	1.28%	1.35%	1.34%	1.30%
Expenses net of fee waivers, if any	1.37%M	1.33%	1.28%	1.35%	1.34%	1.29%
Expenses net of all reductions	1.37%M	1.32%	1.28%	1.33%	1.31%	1.25%
Net investment income (loss)	1.45%B,M	1.00%C	1.35%D	.97%	1.41%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$261	$283	$297	$347	$299	$320
Portfolio turnover rateN	49%M,O	60%O	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.51	$38.43	$39.23	$31.42	$29.18	$31.81
Income from Investment Operations
Net investment income (loss)A	.23B	.30C	.44D	.26	.34	.34
Net realized and unrealized gain (loss)	(2.03)	.80	(.68)	7.92	2.09	(2.51)
Total from investment operations	(1.80)	1.10	(.24)	8.18	2.43	(2.17)
Distributions from net investment income	(.17)	(.02)	(.25)	(.34)	(.19)	(.30)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.18)	(.02)	(.56)	(.37)	(.19)	(.46)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$37.53	$39.51	$38.43	$39.23	$31.42	$29.18
Total ReturnF,G,H	(4.59)%	2.86%	(.60)%	26.31%	8.41%	(6.96)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.61%K	1.57%	1.51%	1.59%	1.59%	1.56%
Expenses net of fee waivers, if any	1.61%K	1.57%	1.51%	1.59%	1.59%	1.55%
Expenses net of all reductions	1.61%K	1.56%	1.51%	1.57%	1.56%	1.51%
Net investment income (loss)	1.21%B,K	.76%C	1.11%D	.73%	1.16%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$39	$43	$49	$53	$46	$61
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.20	$38.32	$39.08	$31.28	$29.02	$31.60
Income from Investment Operations
Net investment income (loss)A	.13B	.08C	.22D	.08	.19	.17
Net realized and unrealized gain (loss)	(2.03)	.80	(.66)	7.90	2.09	(2.48)
Total from investment operations	(1.90)	.88	(.44)	7.98	2.28	(2.31)
Distributions from net investment income	–	–	(.01)	(.15)	(.02)	(.12)
Distributions from net realized gain	–	–	(.31)	(.03)	–	(.16)
Total distributions	–	–	(.32)	(.18)	(.02)	(.27)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.30	$39.20	$38.32	$39.08	$31.28	$29.02
Total ReturnG,H,I	(4.85)%	2.30%	(1.12)%	25.64%	7.85%	(7.39)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.14%L	2.12%	2.06%	2.10%	2.09%	2.06%
Expenses net of fee waivers, if any	2.14%L	2.12%	2.06%	2.10%	2.09%	2.06%
Expenses net of all reductions	2.14%L	2.11%	2.05%	2.08%	2.06%	2.02%
Net investment income (loss)	.68%B,L	.21%C	.57%D	.22%	.66%	.54%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$5	$7	$8	$10
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.14	$38.25	$39.07	$31.32	$29.08	$31.68
Income from Investment Operations
Net investment income (loss)A	.13B	.10C	.23D	.08	.19	.18
Net realized and unrealized gain (loss)	(2.02)	.79	(.66)	7.90	2.09	(2.49)
Total from investment operations	(1.89)	.89	(.43)	7.98	2.28	(2.31)
Distributions from net investment income	–	–	(.08)	(.20)	(.04)	(.14)
Distributions from net realized gain	–	–	(.31)	(.03)	–	(.16)
Total distributions	–	–	(.39)	(.23)	(.04)	(.29)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.25	$39.14	$38.25	$39.07	$31.32	$29.08
Total ReturnG,H,I	(4.83)%	2.33%	(1.10)%	25.65%	7.86%	(7.37)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.12%L	2.09%	2.03%	2.10%	2.09%	2.05%
Expenses net of fee waivers, if any	2.12%L	2.09%	2.03%	2.09%	2.09%	2.04%
Expenses net of all reductions	2.12%L	2.08%	2.02%	2.07%	2.06%	2.00%
Net investment income (loss)	.70%B,L	.24%C	.60%D	.23%	.66%	.56%
Supplemental Data
Net assets, end of period (in millions)	$33	$32	$35	$36	$30	$33
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.12	$39.03	$39.82	$31.91	$29.69	$32.34
Income from Investment Operations
Net investment income (loss)A	.34B	.54C	.67D	.47	.51	.53
Net realized and unrealized gain (loss)	(2.06)	.81	(.68)	8.02	2.12	(2.54)
Total from investment operations	(1.72)	1.35	(.01)	8.49	2.63	(2.01)
Distributions from net investment income	(.41)	(.26)	(.47)	(.55)	(.41)	(.48)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.41)E	(.26)	(.78)	(.58)	(.41)	(.64)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.99	$40.12	$39.03	$39.82	$31.91	$29.69
Total ReturnG,H	(4.33)%	3.47%	(.01)%	27.03%	9.03%	(6.39)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.02%K	.99%	.93%	1.00%	1.01%	.97%
Expenses net of fee waivers, if any	1.02%K	.99%	.93%	1.00%	1.01%	.96%
Expenses net of all reductions	1.02%K	.98%	.93%	.98%	.98%	.92%
Net investment income (loss)	1.80%B,K	1.34%C	1.69%D	1.32%	1.73%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$6,797	$7,209	$7,464	$7,800	$5,965	$6,806
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.06	$38.97	$39.76	$31.87	$29.66	$32.32
Income from Investment Operations
Net investment income (loss)A	.36B	.59C	.72D	.52	.57	.58
Net realized and unrealized gain (loss)	(2.04)	.81	(.67)	8.01	2.11	(2.54)
Total from investment operations	(1.68)	1.40	.05	8.53	2.68	(1.96)
Distributions from net investment income	(.46)	(.31)	(.53)	(.61)	(.47)	(.55)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.47)	(.31)	(.84)	(.64)	(.47)	(.70)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.91	$40.06	$38.97	$39.76	$31.87	$29.66
Total ReturnG,H	(4.25)%	3.61%	.13%	27.23%	9.24%	(6.24)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	.86%	.80%	.85%	.83%	.80%
Expenses net of fee waivers, if any	.89%K	.86%	.80%	.85%	.83%	.79%
Expenses net of all reductions	.89%K	.85%	.79%	.83%	.80%	.75%
Net investment income (loss)	1.94%B,K	1.47%C	1.83%D	1.47%	1.91%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$2,152	$2,308	$2,464	$2,576	$1,776	$1,245
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.03	$38.96	$39.76	$31.87	$29.65	$32.31
Income from Investment Operations
Net investment income (loss)A	.34B	.53C	.67D	.47	.52	.54
Net realized and unrealized gain (loss)	(2.05)	.80	(.68)	8.01	2.11	(2.55)
Total from investment operations	(1.71)	1.33	(.01)	8.48	2.63	(2.01)
Distributions from net investment income	(.42)	(.26)	(.48)	(.56)	(.41)	(.50)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.42)E	(.26)	(.79)	(.59)	(.41)	(.65)F
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$37.90	$40.03	$38.96	$39.76	$31.87	$29.65
Total ReturnH,I	(4.31)%	3.44%	(.01)%	27.03%	9.07%	(6.39)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.03%L	1.00%	.93%	1.00%	1.00%	.95%
Expenses net of fee waivers, if any	1.03%L	.99%	.93%	1.00%	1.00%	.94%
Expenses net of all reductions	1.03%L	.98%	.93%	.97%	.97%	.90%
Net investment income (loss)	1.80%B,L	1.33%C	1.69%D	1.33%	1.75%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$781	$1,061	$650	$476	$294	$278
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$40.03	$38.96	$39.77	$37.22
Income from Investment Operations
Net investment income (loss)B	.36C	.59D	.72E	.07
Net realized and unrealized gain (loss)	(2.03)	.80	(.68)	2.48
Total from investment operations	(1.67)	1.39	.04	2.55
Distributions from net investment income	(.46)	(.32)	(.54)	–
Distributions from net realized gain	(.01)	–	(.31)	–
Total distributions	(.47)	(.32)	(.85)	–
Redemption fees added to paid in capitalB,F	–	–	–	–
Net asset value, end of period	$37.89	$40.03	$38.96	$39.77
Total ReturnG,H	(4.24)%	3.58%	.12%	6.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	.86%	.80%	.85%K
Expenses net of fee waivers, if any	.89%K	.86%	.80%	.85%K
Expenses net of all reductions	.89%K	.85%	.79%	.83%K
Net investment income (loss)	1.94%C,K	1.47%D	1.83%E	.76%K
Supplemental Data
Net assets, end of period (000 omitted)	$31,089	$30,093	$35,125	$107
Portfolio turnover rateL	49%K,M	60%M	57%	65%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,550,136
Gross unrealized depreciation	(447,894)
Net unrealized appreciation (depreciation) on securities	$1,102,242
Tax cost	$9,240,764

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(49,248)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(10,549) and a change in net unrealized appreciation (depreciation) of $(20,801) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,445,746 and $2,483,783, respectively.

Redemptions In-Kind. During the period, 1,487 shares of the Fund held by an unaffiliated entity were redeemed in-kind for cash and investments with a value of $55,670. The net realized gain of $10,064 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$331	$–
Class T	.25%	.25%	99	–
Class B	.75%	.25%	9	7
Class C	.75%	.25%	161	15
			$600	$22

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$32
Class T	3
Class B(a)	–(b)
Class C(a)	1
$36

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$369.28
Class T	53.27
Class B	3.30
Class C	45.28
International Discovery	6,165.18
Class K	508.05
Class I	851.19
Class Z	7.05
	$8,001

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $75. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,593, including $5 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$1,912	$864
Class T	184	23
International Discovery	73,519	49,040
Class K	26,239	19,835
Class I	11,205	4,544
Class Z	375	283
Total	$113,434	$74,589
From net realized gain
Class A	$36	$–
Class T	5	–
International Discovery	899	–
Class K	284	–
Class I	134	–
Class Z	4	–
Total	$1,362	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	543	1,331	$20,433	$53,289
Reinvestment of distributions	48	22	1,922	843
Shares redeemed	(784)	(1,915)	(29,432)	(76,178)
Net increase (decrease)	(193)	(562)	$(7,077)	$(22,046)
Class T
Shares sold	76	178	$2,881	$7,105
Reinvestment of distributions	5	1	183	23
Shares redeemed	(140)	(355)	(5,252)	(13,954)
Net increase (decrease)	(59)	(176)	$(2,188)	$(6,826)
Class B
Shares sold	–	1	$15	$53
Shares redeemed	(20)	(64)	(758)	(2,536)
Net increase (decrease)	(20)	(63)	$(743)	$(2,483)
Class C
Shares sold	159	201	$5,952	$7,918
Shares redeemed	(92)	(314)	(3,380)	(12,486)
Net increase (decrease)	67	(113)	$2,572	$(4,568)
International Discovery
Shares sold	9,886	20,827	$372,799	$832,233
Reinvestment of distributions	1,781	1,199	70,961	46,913
Shares redeemed	(12,452)	(33,573)	(467,188)	(1,345,593)
Net increase (decrease)	(785)	(11,547)	$(23,428)	$(466,447)
Class K
Shares sold	7,943	15,372	$296,942	$613,737
Reinvestment of distributions	667	508	26,523	19,835
Shares redeemed	(9,474)(a)	(21,494)(b)	(358,588)(a)	(860,632)(b)
Net increase (decrease)	(864)	(5,614)	$(35,123)	$(227,060)
Class I
Shares sold	6,739	15,392	$253,947	$602,134
Reinvestment of distributions	52	33	2,069	1,286
Shares redeemed	(12,681)	(5,606)	(454,709)	(221,504)
Net increase (decrease)	(5,890)	9,819	$(198,693)	$381,916
Class Z
Shares sold	202	402	$7,794	$16,312
Reinvestment of distributions	10	7	379	283
Shares redeemed	(144)	(559)	(5,499)	(22,228)
Net increase (decrease)	68	(150)	$2,674	$(5,633)

 (a) Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.37%
Actual		$1,000.00	$955.30	$6.66
Hypothetical-C		$1,000.00	$1,018.05	$6.87
Class T	1.61%
Actual		$1,000.00	$954.10	$7.82
Hypothetical-C		$1,000.00	$1,016.86	$8.07
Class B	2.14%
Actual		$1,000.00	$951.50	$10.38
Hypothetical-C		$1,000.00	$1,014.22	$10.72
Class C	2.12%
Actual		$1,000.00	$951.70	$10.29
Hypothetical-C		$1,000.00	$1,014.32	$10.62
International Discovery	1.02%
Actual		$1,000.00	$956.70	$4.96
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Class K	.89%
Actual		$1,000.00	$957.50	$4.33
Hypothetical-C		$1,000.00	$1,020.44	$4.47
Class I	1.03%
Actual		$1,000.00	$956.90	$5.01
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Class Z	.89%
Actual		$1,000.00	$957.60	$4.33
Hypothetical-C		$1,000.00	$1,020.44	$4.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IGI-K-SANN-0616
1.863311.107

Fidelity Advisor® International Growth Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

April 30, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® International Growth Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	20.8%
Japan	14.1%
United Kingdom	13.2%
Switzerland	12.7%
Spain	4.9%
Belgium	4.5%
Sweden	4.4%
Australia	4.0%
Denmark	3.3%
Other	18.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	17.7%
United Kingdom	14.4%
Japan	14.0%
Switzerland	13.6%
Sweden	6.1%
Spain	4.5%
Belgium	4.2%
Australia	3.4%
Denmark	3.3%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.3	97.7
Short-Term Investments and Net Other Assets (Liabilities)	2.7	2.3

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.9	3.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.5	3.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.5	2.6
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	3.2	2.8
CSL Ltd. (Australia, Biotechnology)	2.9	2.2
Novartis AG (Switzerland, Pharmaceuticals)	2.9	3.7
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.8	2.5
Inditex SA (Spain, Specialty Retail)	2.6	2.8
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	2.6	2.2
InterContinental Hotel Group PLC ADR (United Kingdom, Hotels, Restaurants & Leisure)	2.3	2.0
	31.2

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	20.4	15.3
Health Care	19.0	18.5
Information Technology	14.2	11.7
Financials	13.5	18.1
Consumer Discretionary	13.3	15.1
Industrials	11.5	12.5
Materials	4.7	6.0
Energy	0.4	0.3
Telecommunication Services	0.3	0.2

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 4.0%
CSL Ltd.	609,912	$48,776,866
Sydney Airport unit	1,123,380	5,816,843
Transurban Group unit	1,422,746	12,527,069

TOTAL AUSTRALIA		67,120,778

Austria - 1.2%
Andritz AG	351,321	19,675,520
Belgium - 4.5%
Anheuser-Busch InBev SA NV	469,291	58,088,795
KBC Groep NV	302,468	16,981,098

TOTAL BELGIUM		75,069,893

Canada - 0.4%
Pason Systems, Inc.	495,200	7,198,891
Cayman Islands - 0.9%
58.com, Inc. ADR (a)	128,870	7,042,746
Alibaba Group Holding Ltd. sponsored ADR (a)	99,200	7,632,448

TOTAL CAYMAN ISLANDS		14,675,194

Denmark - 3.3%
Jyske Bank A/S (Reg.)	202,800	8,302,703
Novo Nordisk A/S Series B sponsored ADR (b)	826,700	46,121,593

TOTAL DENMARK		54,424,296

Finland - 0.3%
Tikkurila Oyj	283,000	4,961,192
France - 1.1%
Essilor International SA	135,658	17,560,644
Germany - 3.0%
Bayer AG	155,100	17,892,923
SAP AG	399,516	31,346,444

TOTAL GERMANY		49,239,367

Hong Kong - 1.9%
AIA Group Ltd.	5,289,400	31,654,975
India - 0.5%
Housing Development Finance Corp. Ltd.	562,904	9,223,760
Ireland - 3.1%
CRH PLC sponsored ADR	909,066	26,462,911
James Hardie Industries PLC:
CDI	1,130,041	15,921,470
sponsored ADR	601,500	8,433,030

TOTAL IRELAND		50,817,411

Isle of Man - 0.5%
Playtech Ltd.	654,346	7,691,806
Israel - 0.3%
Azrieli Group	118,800	4,718,361
Italy - 0.7%
Azimut Holding SpA	204,600	5,149,414
Interpump Group SpA	511,426	7,361,097

TOTAL ITALY		12,510,511

Japan - 14.1%
Astellas Pharma, Inc.	2,477,400	33,401,778
Coca-Cola Central Japan Co. Ltd.	190,700	3,493,796
DENSO Corp.	727,400	27,649,326
East Japan Railway Co.	184,100	16,196,396
Hoya Corp.	336,900	12,901,342
Japan Tobacco, Inc.	589,000	24,065,326
Keyence Corp.	40,062	24,012,883
Mitsui Fudosan Co. Ltd.	836,000	20,417,154
Nintendo Co. Ltd.	61,000	8,259,462
Olympus Corp.	281,300	10,958,499
OSG Corp.	344,800	6,407,632
Seven Bank Ltd.	2,658,200	11,295,245
Shinsei Bank Ltd.	5,146,000	7,212,512
SHO-BOND Holdings Co. Ltd.	182,600	7,900,949
USS Co. Ltd.	1,301,100	20,581,249

TOTAL JAPAN		234,753,549

Kenya - 0.3%
Safaricom Ltd.	30,975,500	5,244,367
Korea (South) - 0.9%
BGFretail Co. Ltd.	54,496	8,847,410
NAVER Corp.	9,215	5,445,310

TOTAL KOREA (SOUTH)		14,292,720

Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	106,355	9,913,350
South Africa - 1.3%
Clicks Group Ltd.	755,618	5,518,807
Naspers Ltd. Class N	112,300	15,408,694

TOTAL SOUTH AFRICA		20,927,501

Spain - 4.9%
Amadeus IT Holding SA Class A	514,500	23,411,956
Hispania Activos Inmobiliarios SA (a)	215,259	3,154,974
Inditex SA	1,361,301	43,699,772
Merlin Properties Socimi SA	378,500	4,399,024
Prosegur Compania de Seguridad SA (Reg.)	1,127,849	6,521,790

TOTAL SPAIN		81,187,516

Sweden - 4.4%
ASSA ABLOY AB (B Shares) (b)	2,033,083	42,634,121
Fagerhult AB	409,153	9,527,687
Intrum Justitia AB (b)	112,700	4,044,623
Svenska Handelsbanken AB (A Shares) (b)	1,313,920	17,527,894

TOTAL SWEDEN		73,734,325

Switzerland - 12.7%
Nestle SA	1,091,098	81,439,212
Novartis AG	625,183	47,577,841
Roche Holding AG (participation certificate)	232,368	58,791,248
Schindler Holding AG:
(participation certificate)	107,226	19,527,137
(Reg.)	18,350	3,372,360

TOTAL SWITZERLAND		210,707,798

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,934,000	18,046,275
United Kingdom - 13.2%
Associated British Foods PLC	413,100	18,494,337
Babcock International Group PLC	400,384	5,543,075
BAE Systems PLC	1,722,200	12,015,201
Berendsen PLC	707,573	12,199,669
Howden Joinery Group PLC	626,100	4,519,241
Informa PLC	1,396,912	13,358,986
InterContinental Hotel Group PLC ADR (b)	968,696	38,883,457
Lloyds Banking Group PLC	7,613,300	7,472,538
Prudential PLC	1,155,443	22,807,906
Reckitt Benckiser Group PLC	542,845	52,883,360
Rightmove PLC	77,900	4,391,314
SABMiller PLC	292,366	17,877,926
Shaftesbury PLC	319,433	4,247,330
Unite Group PLC	476,676	4,405,332

TOTAL UNITED KINGDOM		219,099,672

United States of America - 18.1%
Alphabet, Inc. Class A	29,136	20,624,792
Autoliv, Inc. (b)	198,769	24,343,239
Berkshire Hathaway, Inc. Class B (a)	129,184	18,793,688
China Biologic Products, Inc. (a)	87,966	10,292,022
Domino's Pizza, Inc.	82,990	10,031,831
Martin Marietta Materials, Inc.	66,400	11,236,872
MasterCard, Inc. Class A	351,000	34,043,490
McGraw Hill Financial, Inc.	117,100	12,512,135
Mohawk Industries, Inc. (a)	117,400	22,614,762
Molson Coors Brewing Co. Class B	108,600	10,385,418
Moody's Corp.	94,100	9,007,252
MSCI, Inc. Class A	103,200	7,837,008
Philip Morris International, Inc.	210,708	20,674,669
PriceSmart, Inc.	95,700	8,281,878
ResMed, Inc.	170,700	9,525,060
Reynolds American, Inc.	363,200	18,014,720
Sherwin-Williams Co.	32,600	9,366,306
SS&C Technologies Holdings, Inc.	178,400	10,909,160
Visa, Inc. Class A	424,260	32,769,842

TOTAL UNITED STATES OF AMERICA		301,264,144

TOTAL COMMON STOCKS
(Cost $1,493,495,241)		1,615,713,816

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.38% (c)	31,871,334	31,871,334
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	106,690,874	106,690,874
TOTAL MONEY MARKET FUNDS
(Cost $138,562,208)		138,562,208
TOTAL INVESTMENT PORTFOLIO - 105.6%
(Cost $1,632,057,449)		1,754,276,024
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(93,656,005)
NET ASSETS - 100%		$1,660,620,019

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,393
Fidelity Securities Lending Cash Central Fund	330,325
Total	$402,718

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$221,090,557	$172,859,982	$48,230,575	$--
Consumer Staples	337,979,004	176,097,310	161,881,694	--
Energy	7,198,891	7,198,891	--	--
Financials	227,120,303	108,732,079	118,388,224	--
Health Care	313,799,816	150,169,108	163,630,708	--
Industrials	191,271,169	148,750,991	42,520,178	--
Information Technology	235,627,928	153,962,864	81,665,064	--
Materials	76,381,781	76,381,781	--	--
Telecommunication Services	5,244,367	5,244,367	--	--
Money Market Funds	138,562,208	138,562,208	--	--
Total Investments in Securities:	$1,754,276,024	$1,137,959,581	$616,316,443	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$144,428,405

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $103,770,133) — See accompanying schedule: Unaffiliated issuers (cost $1,493,495,241)	$1,615,713,816
Fidelity Central Funds (cost $138,562,208)	138,562,208
Total Investments (cost $1,632,057,449)		$1,754,276,024
Foreign currency held at value (cost $11,880)		11,898
Receivable for investments sold		3,654,551
Receivable for fund shares sold		4,651,062
Dividends receivable		9,823,503
Distributions receivable from Fidelity Central Funds		94,556
Prepaid expenses		599
Other receivables		7,870
Total assets		1,772,520,063
Liabilities
Payable for investments purchased	$1,891,035
Payable for fund shares redeemed	1,836,507
Accrued management fee	985,763
Distribution and service plan fees payable	103,976
Other affiliated payables	304,114
Other payables and accrued expenses	87,775
Collateral on securities loaned, at value	106,690,874
Total liabilities		111,900,044
Net Assets		$1,660,620,019
Net Assets consist of:
Paid in capital		$1,599,467,631
Undistributed net investment income		11,086,000
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,316,667)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		122,383,055
Net Assets		$1,660,620,019
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($227,299,900 ÷ 20,745,349 shares)		$10.96
Maximum offering price per share (100/94.25 of $10.96)		$11.63
Class T:
Net Asset Value and redemption price per share ($28,247,384 ÷ 2,581,799 shares)		$10.94
Maximum offering price per share (100/96.50 of $10.94)		$11.34
Class B:
Net Asset Value and offering price per share ($543,488 ÷ 50,206 shares)(a)		$10.83
Class C:
Net Asset Value and offering price per share ($54,803,250 ÷ 5,077,799 shares)(a)		$10.79
International Growth:
Net Asset Value, offering price and redemption price per share ($989,531,658 ÷ 89,694,739 shares)		$11.03
Class I:
Net Asset Value, offering price and redemption price per share ($344,685,048 ÷ 31,300,215 shares)		$11.01
Class Z:
Net Asset Value, offering price and redemption price per share ($15,509,291 ÷ 1,406,850 shares)		$11.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$21,128,805
Income from Fidelity Central Funds		402,718
Income before foreign taxes withheld		21,531,523
Less foreign taxes withheld		(2,212,929)
Total income		19,318,594
Expenses
Management fee
Basic fee	$5,303,523
Performance adjustment	109,270
Transfer agent fees	1,418,766
Distribution and service plan fees	585,143
Accounting and security lending fees	345,576
Custodian fees and expenses	79,671
Independent trustees' compensation	3,216
Registration fees	88,683
Audit	42,540
Legal	2,186
Miscellaneous	4,732
Total expenses before reductions	7,983,306
Expense reductions	(16,973)	7,966,333
Net investment income (loss)		11,352,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,889,540)
Foreign currency transactions	296,655
Total net realized gain (loss)		(34,592,885)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,737)	(7,895,661)
Assets and liabilities in foreign currencies	94,033
Total change in net unrealized appreciation (depreciation)		(7,801,628)
Net gain (loss)		(42,394,513)
Net increase (decrease) in net assets resulting from operations		$(31,042,252)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,352,261	$10,205,219
Net realized gain (loss)	(34,592,885)	(27,463,177)
Change in net unrealized appreciation (depreciation)	(7,801,628)	41,450,250
Net increase (decrease) in net assets resulting from operations	(31,042,252)	24,192,292
Distributions to shareholders from net investment income	(9,313,522)	(7,019,924)
Distributions to shareholders from net realized gain	(1,062,119)	–
Total distributions	(10,375,641)	(7,019,924)
Share transactions - net increase (decrease)	228,113,558	519,861,476
Redemption fees	45,309	54,094
Total increase (decrease) in net assets	186,740,974	537,087,938
Net Assets
Beginning of period	1,473,879,045	936,791,107
End of period (including undistributed net investment income of $11,086,000 and undistributed net investment income of $9,047,261, respectively)	$1,660,620,019	$1,473,879,045

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.01	$10.78	$8.91	$8.09	$8.38
Income from Investment Operations
Net investment income (loss)A	.07	.07	.09	.08	.08	.08
Net realized and unrealized gain (loss)	(.35)	.28	.18	1.88	.81	(.31)
Total from investment operations	(.28)	.35	.27	1.96	.89	(.23)
Distributions from net investment income	(.05)	(.06)	(.03)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.06)	(.06)	(.04)	(.09)	(.07)	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.96	$11.30	$11.01	$10.78	$8.91	$8.09
Total ReturnC,D,E	(2.51)%	3.20%	2.54%	22.18%	11.10%	(2.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.26%H	1.26%	1.35%	1.44%	1.58%	1.77%
Expenses net of fee waivers, if any	1.26%H	1.26%	1.35%	1.43%	1.45%	1.45%
Expenses net of all reductions	1.26%H	1.25%	1.34%	1.42%	1.44%	1.43%
Net investment income (loss)	1.29%H	.66%	.84%	.80%	.99%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$227,300	$184,878	$119,017	$74,595	$21,874	$6,352
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$10.96	$10.75	$8.89	$8.08	$8.38
Income from Investment Operations
Net investment income (loss)A	.05	.04	.06	.05	.06	.06
Net realized and unrealized gain (loss)	(.35)	.27	.18	1.88	.81	(.31)
Total from investment operations	(.30)	.31	.24	1.93	.87	(.25)
Distributions from net investment income	(.01)	(.01)	(.02)	(.07)	(.05)	(.04)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.02)	(.01)	(.03)	(.07)B	(.06)	(.05)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.94	$11.26	$10.96	$10.75	$8.89	$8.08
Total ReturnD,E,F	(2.69)%	2.85%	2.21%	21.91%	10.82%	(3.03)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.60%I	1.58%	1.65%	1.69%	1.85%	2.03%
Expenses net of fee waivers, if any	1.60%I	1.58%	1.65%	1.69%	1.70%	1.70%
Expenses net of all reductions	1.60%I	1.58%	1.65%	1.68%	1.69%	1.68%
Net investment income (loss)	.95%I	.33%	.53%	.54%	.74%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$28,247	$28,833	$26,369	$23,118	$10,690	$2,917
Portfolio turnover rateJ	35%I	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $0.07 per share is comprised of distributions from net investment income of $0.69 and distributions from net realized gain of $0.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$10.91	$10.73	$8.88	$8.06	$8.36
Income from Investment Operations
Net investment income (loss)A	.02	(.02)	–B	–B	.02	.01
Net realized and unrealized gain (loss)	(.34)	.27	.19	1.89	.80	(.30)
Total from investment operations	(.32)	.25	.19	1.89	.82	(.29)
Distributions from net investment income	–	–	–	(.03)	–	(.01)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	–	–B
Total distributions	(.01)	–	(.01)	(.04)	–	(.01)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.83	$11.16	$10.91	$10.73	$8.88	$8.06
Total ReturnC,D,E	(2.89)%	2.29%	1.76%	21.35%	10.17%	(3.47)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.09%H	2.07%	2.14%	2.19%	2.35%	2.55%
Expenses net of fee waivers, if any	2.09%H	2.07%	2.14%	2.18%	2.20%	2.20%
Expenses net of all reductions	2.09%H	2.06%	2.14%	2.17%	2.19%	2.18%
Net investment income (loss)	.45%H	(.15)%	.04%	.05%	.24%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$543	$800	$1,404	$1,579	$1,116	$473
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$10.87	$10.69	$8.84	$8.03	$8.34
Income from Investment Operations
Net investment income (loss)A	.03	(.02)	.01	.01	.02	.01
Net realized and unrealized gain (loss)	(.35)	.27	.18	1.87	.80	(.31)
Total from investment operations	(.32)	.25	.19	1.88	.82	(.30)
Distributions from net investment income	–	–	–	(.02)	(.01)	(.01)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.01)	–	(.01)	(.03)	(.01)B	(.01)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.79	$11.12	$10.87	$10.69	$8.84	$8.03
Total ReturnE,F,G	(2.90)%	2.30%	1.77%	21.29%	10.27%	(3.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.05%J	2.06%	2.12%	2.19%	2.33%	2.52%
Expenses net of fee waivers, if any	2.05%J	2.06%	2.12%	2.18%	2.20%	2.20%
Expenses net of all reductions	2.05%J	2.05%	2.12%	2.17%	2.19%	2.18%
Net investment income (loss)	.49%J	(.15)%	.06%	.05%	.24%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$54,803	$52,378	$32,737	$17,196	$5,648	$2,767
Portfolio turnover rateK	35%J	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$11.10	$10.84	$8.95	$8.12	$8.40
Income from Investment Operations
Net investment income (loss)A	.09	.11	.13	.11	.11	.10
Net realized and unrealized gain (loss)	(.35)	.26	.19	1.88	.81	(.30)
Total from investment operations	(.26)	.37	.32	1.99	.92	(.20)
Distributions from net investment income	(.08)	(.09)	(.05)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.09)	(.09)	(.06)	(.10)B	(.09)	(.08)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.03	$11.38	$11.10	$10.84	$8.95	$8.12
Total ReturnD,E	(2.34)%	3.36%	2.96%	22.48%	11.41%	(2.47)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	.97%	1.04%	1.13%	1.28%	1.52%
Expenses net of fee waivers, if any	.96%H	.97%	1.04%	1.13%	1.20%	1.20%
Expenses net of all reductions	.96%H	.96%	1.04%	1.11%	1.19%	1.18%
Net investment income (loss)	1.58%H	.94%	1.14%	1.11%	1.24%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$989,532	$938,348	$635,607	$430,914	$149,526	$53,437
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.08	$10.84	$8.94	$8.12	$8.40
Income from Investment Operations
Net investment income (loss)A	.08	.11	.13	.11	.10	.10
Net realized and unrealized gain (loss)	(.34)	.27	.18	1.90	.81	(.30)
Total from investment operations	(.26)	.38	.31	2.01	.91	(.20)
Distributions from net investment income	(.08)	(.10)	(.06)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.09)	(.10)	(.07)	(.11)	(.09)	(.08)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.01	$11.36	$11.08	$10.84	$8.94	$8.12
Total ReturnC,D	(2.34)%	3.41%	2.84%	22.66%	11.28%	(2.47)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.98%	1.04%	1.11%	1.27%	1.50%
Expenses net of fee waivers, if any	.97%G	.98%	1.04%	1.11%	1.20%	1.20%
Expenses net of all reductions	.96%G	.97%	1.04%	1.09%	1.19%	1.18%
Net investment income (loss)	1.58%G	.94%	1.14%	1.13%	1.24%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$344,685	$267,745	$121,554	$38,771	$3,992	$493
Portfolio turnover rateH	35%G	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$11.10	$10.84	$10.26
Income from Investment Operations
Net investment income (loss)B	.09	.12	.14	.02
Net realized and unrealized gain (loss)	(.35)	.27	.19	.56
Total from investment operations	(.26)	.39	.33	.58
Distributions from net investment income	(.09)	(.11)	(.06)	–
Distributions from net realized gain	(.01)	–	(.01)	–
Total distributions	(.10)	(.11)	(.07)	–
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$11.02	$11.38	$11.10	$10.84
Total ReturnD,E	(2.29)%	3.52%	3.07%	5.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.84%	.88%	.94%H
Expenses net of fee waivers, if any	.83%H	.84%	.88%	.94%H
Expenses net of all reductions	.83%H	.83%	.88%	.93%H
Net investment income (loss)	1.71%H	1.07%	1.30%	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,509	$897	$104	$106
Portfolio turnover rateI	35%H	26%	27%	32%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$176,397,956
Gross unrealized depreciation	(59,559,141)
Net unrealized appreciation (depreciation) on securities	$116,838,815
Tax cost	$1,637,437,209

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(26,434,969)
Long-term	(7,319,866)
Total no expiration	$(33,754,835)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $479,246,265 and $260,718,084, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$249,157	$357
Class T	.25%	.25%	69,243	–
Class B	.75%	.25%	3,364	2,523
Class C	.75%	.25%	263,379	98,751
			$585,143	$101,631

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$44,378
Class T	6,336
Class B(a)	6
Class C(a)	4,765
$55,485

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$220,276.22
Class T	43,164.31
Class B	1,028.31
Class C	69,895.27
International Growth	819,000.18
Class I	263,135.18
Class Z	2,268.05
	$1,418,766

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $799 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,311 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $10,140,516. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $330,325, including $34,892 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,575 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $35.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,363.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$857,306	$684,914
Class T	25,900	29,128
International Growth	6,508,406	5,239,951
Class I	1,913,593	1,064,923
Class Z	8,317	1,008
Total	$9,313,522	$7,019,924
From net realized gain
Class A	$137,169	$–
Class T	20,720	–
Class B	561	–
Class C	39,156	–
International Growth	667,539	–
Class I	196,266	–
Class Z	708	–
Total	$1,062,119	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	6,246,540	9,298,452	$67,129,589	$105,707,223
Reinvestment of distributions	86,341	60,570	970,468	669,298
Shares redeemed	(1,954,972)	(3,798,128)	(20,859,132)	(42,982,992)
Net increase (decrease)	4,377,909	5,560,894	$47,240,925	$63,393,529
Class T
Shares sold	366,792	1,158,910	$3,936,696	$13,286,739
Reinvestment of distributions	4,067	2,593	45,714	28,654
Shares redeemed	(350,025)	(1,005,399)	(3,686,315)	(11,627,373)
Net increase (decrease)	20,834	156,104	$296,095	$1,688,020
Class B
Shares sold	1,881	30,282	$19,678	$347,009
Reinvestment of distributions	50	–	556	–
Shares redeemed	(23,393)	(87,349)	(246,379)	(994,341)
Net increase (decrease)	(21,462)	(57,067)	$(226,145)	$(647,332)
Class C
Shares sold	819,268	2,689,800	$8,736,707	$30,433,427
Reinvestment of distributions	3,485	–	38,678	–
Shares redeemed	(454,625)	(991,400)	(4,741,050)	(10,978,888)
Net increase (decrease)	368,128	1,698,400	$4,034,335	$19,454,539
International Growth
Shares sold	17,140,428	39,705,804	$183,584,698	$456,131,993
Reinvestment of distributions	515,203	387,169	5,821,794	4,301,448
Shares redeemed	(10,385,791)	(14,942,156)	(110,850,155)	(169,380,325)
Net increase (decrease)	7,269,840	25,150,817	$78,556,337	$291,053,116
Class I
Shares sold	13,087,526	17,728,493	$140,430,050	$201,877,753
Reinvestment of distributions	177,277	92,582	1,999,688	1,026,733
Shares redeemed	(5,525,257)	(5,227,430)	(58,460,124)	(58,733,231)
Net increase (decrease)	7,739,546	12,593,645	$83,969,614	$144,171,255
Class Z
Shares sold	1,378,158	88,007	$14,776,889	$956,120
Reinvestment of distributions	799	91	9,025	1,008
Shares redeemed	(50,920)	(18,621)	(543,517)	(208,779)
Net increase (decrease)	1,328,037	69,477	$14,242,397	$748,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.26%
Actual		$1,000.00	$974.90	$6.19
Hypothetical-C		$1,000.00	$1,018.60	$6.32
Class T	1.60%
Actual		$1,000.00	$973.10	$7.85
Hypothetical-C		$1,000.00	$1,016.91	$8.02
Class B	2.09%
Actual		$1,000.00	$971.10	$10.24
Hypothetical-C		$1,000.00	$1,014.47	$10.47
Class C	2.05%
Actual		$1,000.00	$971.00	$10.05
Hypothetical-C		$1,000.00	$1,014.67	$10.27
International Growth	.96%
Actual		$1,000.00	$976.60	$4.72
Hypothetical-C		$1,000.00	$1,020.09	$4.82
Class I	.97%
Actual		$1,000.00	$976.60	$4.77
Hypothetical-C		$1,000.00	$1,020.04	$4.87
Class Z	.83%
Actual		$1,000.00	$977.10	$4.08
Hypothetical-C		$1,000.00	$1,020.74	$4.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AIGF-SANN-0616
1.853352.108

Fidelity Advisor® International Value Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® International Value Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United Kingdom	20.6%
Japan	19.6%
France	17.9%
Switzerland	7.9%
United States of America*	6.5%
Germany	6.0%
Netherlands	3.7%
Australia	3.7%
Italy	3.1%
Other	11.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	23.5%
Japan	20.6%
France	16.3%
Switzerland	8.2%
United States of America*	6.0%
Germany	5.5%
Netherlands	3.7%
Australia	2.9%
Spain	2.0%
Other	11.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	97.6
Short-Term Investments and Net Other Assets (Liabilities)	1.2	2.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	3.5	3.1
Westpac Banking Corp. (Australia, Banks)	2.2	1.5
Toyota Motor Corp. (Japan, Automobiles)	2.2	2.4
Nestle SA (Switzerland, Food Products)	2.2	2.7
Sanofi SA (France, Pharmaceuticals)	2.1	2.6
Rio Tinto PLC (United Kingdom, Metals & Mining)	2.0	1.6
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	1.8
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	1.8	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.8	2.6
BASF AG (Germany, Chemicals)	1.7	1.7
	21.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	26.3
Consumer Discretionary	13.8	14.4
Health Care	13.6	16.0
Consumer Staples	9.3	9.3
Industrials	8.8	8.0
Energy	8.2	6.7
Telecommunication Services	6.8	6.1
Materials	5.8	4.1
Information Technology	4.4	3.6
Utilities	3.8	3.1

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 3.7%
Ansell Ltd. (a)	101,524	$1,538,472
Macquarie Group Ltd.	27,058	1,306,420
Transurban Group unit	216,635	1,907,439
Westpac Banking Corp. (b)	315,896	7,415,205

TOTAL AUSTRALIA		12,167,536

Bailiwick of Jersey - 0.7%
Wolseley PLC	43,009	2,409,023
Belgium - 0.5%
Anheuser-Busch InBev SA NV	13,670	1,692,071
Canada - 1.1%
Imperial Oil Ltd.	70,500	2,338,013
Potash Corp. of Saskatchewan, Inc.	62,500	1,105,842

TOTAL CANADA		3,443,855

Finland - 1.1%
Sampo Oyj (A Shares)	80,434	3,511,809
France - 17.9%
Atos Origin SA	46,498	4,138,632
AXA SA (b)	220,121	5,557,967
Bouygues SA (b)	34,935	1,164,868
Capgemini SA	45,493	4,247,041
Havas SA	237,066	1,983,774
Orange SA	172,900	2,872,549
Renault SA	28,345	2,735,429
Sanofi SA	85,210	7,023,567
Societe Generale Series A	89,900	3,537,311
SR Teleperformance SA	16,600	1,490,214
Total SA	224,102	11,326,284
Unibail-Rodamco	14,600	3,911,949
VINCI SA (b)	70,100	5,236,685
Vivendi SA	164,892	3,167,628

TOTAL FRANCE		58,393,898

Germany - 5.6%
Axel Springer Verlag AG	26,500	1,479,565
BASF AG	69,079	5,706,986
Bayer AG	16,503	1,903,849
Continental AG	6,766	1,485,953
Fresenius SE & Co. KGaA	53,300	3,876,700
GEA Group AG	32,955	1,527,895
SAP AG	30,421	2,386,864

TOTAL GERMANY		18,367,812

Hong Kong - 0.7%
Power Assets Holdings Ltd.	250,500	2,383,280
Ireland - 1.2%
Allergan PLC (a)	6,180	1,338,341
Medtronic PLC	30,700	2,429,905

TOTAL IRELAND		3,768,246

Israel - 1.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	85,999	4,682,646
Italy - 3.1%
Eni SpA	273,600	4,469,784
Intesa Sanpaolo SpA	843,500	2,344,762
Mediaset SpA	344,400	1,549,816
Telecom Italia SpA (a)	1,809,900	1,767,320

TOTAL ITALY		10,131,682

Japan - 19.6%
Astellas Pharma, Inc.	237,700	3,204,813
Dentsu, Inc.	63,000	3,200,968
East Japan Railway Co.	24,000	2,111,426
Hoya Corp.	85,000	3,255,013
Itochu Corp.	242,900	3,086,920
Japan Tobacco, Inc.	91,900	3,754,845
KDDI Corp.	143,200	4,124,981
Makita Corp.	36,100	2,277,311
Mitsubishi UFJ Financial Group, Inc.	1,037,200	4,786,487
Nippon Prologis REIT, Inc. (c)	681	1,632,928
Nippon Telegraph & Telephone Corp.	121,600	5,441,640
OBIC Co. Ltd.	37,600	1,976,291
Olympus Corp.	70,900	2,762,025
ORIX Corp.	206,700	2,923,758
Seven & i Holdings Co. Ltd.	67,400	2,750,084
Seven Bank Ltd.	497,900	2,115,681
Sony Corp.	88,500	2,143,614
Sony Financial Holdings, Inc.	127,800	1,579,983
Sumitomo Mitsui Financial Group, Inc.	123,900	3,728,364
Toyota Motor Corp.	144,000	7,299,324

TOTAL JAPAN		64,156,456

Luxembourg - 0.5%
RTL Group SA	19,239	1,598,910
Netherlands - 3.7%
ING Groep NV (Certificaten Van Aandelen)	327,390	4,009,319
Koninklijke KPN NV	425,668	1,672,729
Mylan N.V.	28,600	1,192,906
PostNL NV (a)	92,431	404,302
RELX NV	292,810	4,913,559

TOTAL NETHERLANDS		12,192,815

Spain - 2.2%
Iberdrola SA	738,976	5,260,579
Mediaset Espana Comunicacion SA	146,500	1,902,283

TOTAL SPAIN		7,162,862

Sweden - 1.6%
Nordea Bank AB	395,200	3,836,129
Sandvik AB (b)	137,100	1,406,775

TOTAL SWEDEN		5,242,904

Switzerland - 7.9%
Credit Suisse Group AG	139,828	2,127,967
Lafargeholcim Ltd. (Reg.)	38,610	1,954,850
Nestle SA	97,429	7,272,070
Novartis AG	76,736	5,839,783
Syngenta AG (Switzerland)	9,247	3,701,499
UBS Group AG	64,958	1,121,825
Zurich Insurance Group AG	16,404	3,680,801

TOTAL SWITZERLAND		25,698,795

United Kingdom - 20.6%
AstraZeneca PLC (United Kingdom)	90,857	5,212,701
Aviva PLC	465,420	2,948,663
BAE Systems PLC	384,029	2,679,239
Barclays PLC	1,179,880	2,962,394
Bunzl PLC	122,364	3,645,572
Compass Group PLC	209,239	3,726,209
HSBC Holdings PLC sponsored ADR (b)	155,871	5,195,180
Imperial Tobacco Group PLC	110,738	6,016,713
Informa PLC	303,133	2,898,930
ITV PLC	1,071,296	3,525,110
Lloyds Banking Group PLC	5,108,500	5,014,049
Micro Focus International PLC	70,200	1,568,337
National Grid PLC	336,150	4,796,392
Prudential PLC	73,355	1,447,994
Rio Tinto PLC	198,126	6,646,394
Royal Dutch Shell PLC Class B (United Kingdom)	113,561	2,981,529
Vodafone Group PLC sponsored ADR	185,558	6,075,169

TOTAL UNITED KINGDOM		67,340,575

United States of America - 5.3%
Altria Group, Inc.	31,400	1,969,094
Chevron Corp.	25,900	2,646,462
ConocoPhillips Co.	63,100	3,015,549
Constellation Brands, Inc. Class A (sub. vtg.)	24,100	3,761,046
Edgewell Personal Care Co. (a)	15,600	1,280,292
McGraw Hill Financial, Inc.	24,100	2,575,085
Molson Coors Brewing Co. Class B	19,900	1,903,037

TOTAL UNITED STATES OF AMERICA		17,150,565

TOTAL COMMON STOCKS
(Cost $335,758,650)		321,495,740

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Volkswagen AG
(Cost $1,940,159)	8,731	1,264,175

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (d)	2,939,485	2,939,485
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	15,029,266	15,029,266
TOTAL MONEY MARKET FUNDS
(Cost $17,968,751)		17,968,751
TOTAL INVESTMENT PORTFOLIO - 104.3%
(Cost $355,667,560)		340,728,666
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(13,926,556)
NET ASSETS - 100%		$326,802,110

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,324
Fidelity Securities Lending Cash Central Fund	137,227
Total	$143,551

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,875,247	$25,337,504	$19,537,743	$--
Consumer Staples	30,399,252	16,622,253	13,776,999	--
Energy	26,777,621	8,000,024	18,777,597	--
Financials	79,272,030	25,467,716	53,804,314	--
Health Care	44,260,721	16,962,819	27,297,902	--
Industrials	29,347,669	16,783,750	12,563,919	--
Information Technology	14,317,165	5,815,378	8,501,787	--
Materials	19,115,571	12,469,177	6,646,394	--
Telecommunication Services	21,954,388	6,075,169	15,879,219	--
Utilities	12,440,251	--	12,440,251	--
Money Market Funds	17,968,751	17,968,751	--	--
Total Investments in Securities:	$340,728,666	$151,502,541	$189,226,125	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$9,505,293
Level 2 to Level 1	$16,220,609

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,114,361) — See accompanying schedule: Unaffiliated issuers (cost $337,698,809)	$322,759,915
Fidelity Central Funds (cost $17,968,751)	17,968,751
Total Investments (cost $355,667,560)		$340,728,666
Foreign currency held at value (cost $60,596)		59,602
Receivable for investments sold		406,523
Receivable for fund shares sold		71,546
Dividends receivable		2,263,594
Distributions receivable from Fidelity Central Funds		50,580
Prepaid expenses		155
Receivable from investment adviser for expense reductions		525
Other receivables		2,134
Total assets		343,583,325
Liabilities
Payable for investments purchased
Regular delivery	$734,074
Delayed delivery	88,039
Payable for fund shares redeemed	628,459
Accrued management fee	192,067
Distribution and service plan fees payable	7,207
Other affiliated payables	59,645
Other payables and accrued expenses	42,458
Collateral on securities loaned, at value	15,029,266
Total liabilities		16,781,215
Net Assets		$326,802,110
Net Assets consist of:
Paid in capital		$445,477,213
Undistributed net investment income		3,722,812
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(107,513,209)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,884,706)
Net Assets		$326,802,110
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,316,805 ÷ 1,059,524 shares)		$7.85
Maximum offering price per share (100/94.25 of $7.85)		$8.33
Class T:
Net Asset Value and redemption price per share ($4,007,441 ÷ 510,734 shares)		$7.85
Maximum offering price per share (100/96.50 of $7.85)		$8.13
Class B:
Net Asset Value and offering price per share ($185,710 ÷ 23,320 shares)(a)		$7.96
Class C:
Net Asset Value and offering price per share ($4,412,832 ÷ 562,495 shares)(a)		$7.85
International Value:
Net Asset Value, offering price and redemption price per share ($307,974,481 ÷ 39,244,446 shares)		$7.85
Class I:
Net Asset Value, offering price and redemption price per share ($1,904,841 ÷ 242,277 shares)		$7.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$6,260,678
Income from Fidelity Central Funds		143,551
Income before foreign taxes withheld		6,404,229
Less foreign taxes withheld		(490,131)
Total income		5,914,098
Expenses
Management fee
Basic fee	$1,070,146
Performance adjustment	83,742
Transfer agent fees	269,737
Distribution and service plan fees	43,317
Accounting and security lending fees	79,749
Custodian fees and expenses	39,497
Independent trustees' compensation	642
Registration fees	74,413
Audit	33,078
Legal	304
Miscellaneous	750
Total expenses before reductions	1,695,375
Expense reductions	(5,259)	1,690,116
Net investment income (loss)		4,223,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,140,494)
Foreign currency transactions	130,172
Total net realized gain (loss)		(1,010,322)
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,207,322)
Assets and liabilities in foreign currencies	7,902
Total change in net unrealized appreciation (depreciation)		(14,199,420)
Net gain (loss)		(15,209,742)
Net increase (decrease) in net assets resulting from operations		$(10,985,760)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,223,982	$4,113,357
Net realized gain (loss)	(1,010,322)	(2,475,305)
Change in net unrealized appreciation (depreciation)	(14,199,420)	(2,310,957)
Net increase (decrease) in net assets resulting from operations	(10,985,760)	(672,905)
Distributions to shareholders from net investment income	(4,084,383)	(7,553,931)
Share transactions - net increase (decrease)	54,490,310	87,547,372
Redemption fees	433	863
Total increase (decrease) in net assets	39,420,600	79,321,399
Net Assets
Beginning of period	287,381,510	208,060,111
End of period (including undistributed net investment income of $3,722,812 and undistributed net investment income of $3,583,213, respectively)	$326,802,110	$287,381,510

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.27	$8.62	$8.96	$7.39	$7.02	$8.22
Income from Investment Operations
Net investment income (loss)A	.09	.13	.31B	.17	.20	.22
Net realized and unrealized gain (loss)	(.42)	(.20)	(.47)	1.64	.39	(1.19)
Total from investment operations	(.33)	(.07)	(.16)	1.81	.59	(.97)
Distributions from net investment income	(.09)	(.28)	(.17)	(.20)	(.22)	(.19)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.09)	(.28)	(.18)	(.24)	(.22)	(.23)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.27	$8.62	$8.96	$7.39	$7.02
Total ReturnE,F,G	(4.05)%	(.81)%	(1.76)%	25.24%	8.82%	(12.19)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.43%J	1.37%	1.32%	1.39%	1.44%	1.36%
Expenses net of fee waivers, if any	1.43%J	1.37%	1.32%	1.39%	1.44%	1.36%
Expenses net of all reductions	1.43%J	1.36%	1.32%	1.36%	1.41%	1.34%
Net investment income (loss)	2.44%J	1.58%	3.44%B	2.08%	2.85%	2.79%
Supplemental Data
Net assets, end of period (000 omitted)	$8,317	$8,956	$6,296	$6,191	$4,491	$4,668
Portfolio turnover rateK	26%J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.25	$8.60	$8.94	$7.38	$7.00	$8.20
Income from Investment Operations
Net investment income (loss)A	.08	.11	.28B	.15	.18	.20
Net realized and unrealized gain (loss)	(.42)	(.20)	(.46)	1.64	.40	(1.19)
Total from investment operations	(.34)	(.09)	(.18)	1.79	.58	(.99)
Distributions from net investment income	(.06)	(.26)	(.15)	(.19)	(.20)	(.17)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.06)	(.26)	(.16)	(.23)	(.20)	(.21)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.25	$8.60	$8.94	$7.38	$7.00
Total ReturnE,F,G	(4.14)%	(1.09)%	(1.99)%	24.86%	8.60%	(12.42)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.73%J	1.66%	1.59%	1.66%	1.71%	1.63%
Expenses net of fee waivers, if any	1.70%J	1.66%	1.59%	1.65%	1.70%	1.62%
Expenses net of all reductions	1.70%J	1.65%	1.59%	1.63%	1.67%	1.60%
Net investment income (loss)	2.17%J	1.29%	3.17%B	1.81%	2.58%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$4,007	$4,086	$3,604	$3,758	$2,693	$2,468
Portfolio turnover rateK	26 %J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.34	$8.66	$8.98	$7.39	$7.00	$8.20
Income from Investment Operations
Net investment income (loss)A	.07	.07	.24B	.11	.14	.17
Net realized and unrealized gain (loss)	(.45)	(.21)	(.45)	1.65	.41	(1.20)
Total from investment operations	(.38)	(.14)	(.21)	1.76	.55	(1.03)
Distributions from net investment income	–C	(.18)	(.09)	(.13)	(.16)	(.13)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	–C	(.18)	(.11)D	(.17)	(.16)	(.17)E
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.96	$8.34	$8.66	$8.98	$7.39	$7.00
Total ReturnF,G,H	(4.51)%	(1.64)%	(2.39)%	24.30%	8.07%	(12.88)%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.21%K	2.15%	2.08%	2.14%	2.19%	2.11%
Expenses net of fee waivers, if any	2.20%K	2.15%	2.08%	2.14%	2.19%	2.11%
Expenses net of all reductions	2.20%K	2.14%	2.08%	2.11%	2.16%	2.09%
Net investment income (loss)	1.66%K	.81%	2.68%B	1.32%	2.09%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$186	$302	$414	$678	$691	$901
Portfolio turnover rateL	26%K	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.23	$8.59	$8.93	$7.38	$7.00	$8.20
Income from Investment Operations
Net investment income (loss)A	.06	.07	.24B	.11	.14	.16
Net realized and unrealized gain (loss)	(.42)	(.20)	(.45)	1.63	.41	(1.19)
Total from investment operations	(.36)	(.13)	(.21)	1.74	.55	(1.03)
Distributions from net investment income	(.02)	(.23)	(.11)	(.15)	(.17)	(.14)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.02)	(.23)	(.13)C	(.19)	(.17)	(.17)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.23	$8.59	$8.93	$7.38	$7.00
Total ReturnE,F,G	(4.40)%	(1.58)%	(2.43)%	24.17%	8.12%	(12.84)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.21%J	2.15%	2.07%	2.14%	2.19%	2.12%
Expenses net of fee waivers, if any	2.20%J	2.14%	2.07%	2.14%	2.19%	2.11%
Expenses net of all reductions	2.20%J	2.14%	2.07%	2.11%	2.16%	2.09%
Net investment income (loss)	1.67%J	.81%	2.69%B	1.33%	2.09%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$4,413	$4,502	$3,647	$3,231	$2,249	$2,108
Portfolio turnover rateK	26%J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$8.64	$8.97	$7.40	$7.03	$8.23
Income from Investment Operations
Net investment income (loss)A	.11	.16	.34B	.19	.22	.25
Net realized and unrealized gain (loss)	(.43)	(.19)	(.46)	1.65	.40	(1.20)
Total from investment operations	(.32)	(.03)	(.12)	1.84	.62	(.95)
Distributions from net investment income	(.12)	(.32)	(.20)	(.22)	(.25)	(.22)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.12)	(.32)	(.21)	(.27)C	(.25)	(.25)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$7.85	$8.29	$8.64	$8.97	$7.40	$7.03
Total ReturnE,F	(3.96)%	(.41)%	(1.34)%	25.57%	9.19%	(11.91)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.07%I	1.02%	.96%	1.05%	1.13%	1.04%
Expenses net of fee waivers, if any	1.07%I	1.02%	.96%	1.05%	1.13%	1.03%
Expenses net of all reductions	1.07%I	1.01%	.95%	1.02%	1.10%	1.01%
Net investment income (loss)	2.79%I	1.93%	3.80%B	2.41%	3.16%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$307,974	$267,567	$192,789	$181,568	$128,983	$150,967
Portfolio turnover rateJ	26%I	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.29	$8.65	$8.98	$7.41	$7.04	$8.24
Income from Investment Operations
Net investment income (loss)A	.10	.15	.33B	.19	.22	.25
Net realized and unrealized gain (loss)	(.43)	(.19)	(.45)	1.65	.40	(1.19)
Total from investment operations	(.33)	(.04)	(.12)	1.84	.62	(.94)
Distributions from net investment income	(.10)	(.32)	(.19)	(.23)	(.25)	(.22)
Distributions from net realized gain	–	–	(.01)	(.04)	–	(.03)
Total distributions	(.10)	(.32)	(.21)C	(.27)	(.25)	(.26)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$7.86	$8.29	$8.65	$8.98	$7.41	$7.04
Total ReturnF,G	(4.07)%	(.53)%	(1.41)%	25.64%	9.22%	(11.83)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.20%J	1.14%	1.05%	1.07%	1.10%	.98%
Expenses net of fee waivers, if any	1.20%J	1.14%	1.05%	1.07%	1.10%	.98%
Expenses net of all reductions	1.20%J	1.13%	1.04%	1.04%	1.07%	.96%
Net investment income (loss)	2.67%J	1.81%	3.71%B	2.39%	3.18%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,905	$1,969	$1,310	$239	$372	$473
Portfolio turnover rateK	26%J	44%	69%	79%	74%	83%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven four years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$20,798,749
Gross unrealized depreciation	(36,225,329)
Net unrealized appreciation (depreciation) on securities	$(15,426,580)
Tax cost	$356,155,246

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(2,663,413)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total with expiration	$(102,980,501)
No expiration
Short-term	$(3,001,927)
Total capital loss carryforward	$(105,982,428)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $96,477,809 and $39,058,065, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,630	$247
Class T	.25%	.25%	9,834	–
Class B	.75%	.25%	1,216	912
Class C	.75%	.25%	21,637	4,385
			$43,317	$5,544

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,140
Class T	718
Class B(a)	10
Class C(a)	800
$2,668

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$11,787.28
Class T	6,443.33
Class B	378.31
Class C	6,617.31
International Value	241,632.17
Class I	2,880.30
	$269,737

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $136 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $266 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $137,227, including $139 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Class T	1.70%	$607
Class B	2.20%	10
Class C	2.20%	147
Class I	1.20%	31
		$795

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,400 for the period.

In addition, during the period the investments adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,064.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$95,726	$204,314
Class T	30,318	109,443
Class B	141	8,373
Class C	10,293	99,311
International Value	3,924,604	7,079,700
Class I	23,301	52,790
Total	$4,084,383	$7,553,931

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	145,262	527,583	$1,133,082	$4,502,640
Reinvestment of distributions	11,425	23,604	93,224	197,333
Shares redeemed	(179,619)	(198,812)	(1,367,494)	(1,665,353)
Net increase (decrease)	(22,932)	352,375	$(141,188)	$3,034,620
Class T
Shares sold	57,909	117,820	$455,086	$1,007,336
Reinvestment of distributions	3,669	12,981	29,980	108,520
Shares redeemed	(45,795)	(54,747)	(348,759)	(463,119)
Net increase (decrease)	15,783	76,054	$136,307	$652,737
Class B
Shares sold	2	2,257	$14	$18,258
Reinvestment of distributions	15	891	124	7,565
Shares redeemed	(12,943)	(14,741)	(101,798)	(124,607)
Net increase (decrease)	(12,926)	(11,593)	$(101,660)	$(98,784)
Class C
Shares sold	71,013	208,019	$540,561	$1,779,247
Reinvestment of distributions	1,181	10,999	9,659	92,173
Shares redeemed	(56,610)	(96,570)	(438,654)	(802,299)
Net increase (decrease)	15,584	122,448	$111,566	$1,069,121
International Value
Shares sold	9,108,775	14,508,730	$70,505,949	$121,044,962
Reinvestment of distributions	470,177	823,202	3,831,944	6,873,736
Shares redeemed	(2,629,480)	(5,350,163)	(19,886,444)	(45,687,658)
Net increase (decrease)	6,949,472	9,981,769	$54,451,449	$82,231,040
Class I
Shares sold	30,535	413,299	$237,842	$3,523,105
Reinvestment of distributions	2,528	5,275	20,650	44,098
Shares redeemed	(28,411)	(332,392)	(224,656)	(2,908,565)
Net increase (decrease)	4,652	86,182	$33,836	$658,638

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund, was the owner of record of approximately 69% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.43%
Actual		$1,000.00	$959.50	$6.97
Hypothetical-C		$1,000.00	$1,017.75	$7.17
Class T	1.70%
Actual		$1,000.00	$958.60	$8.28
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.20%
Actual		$1,000.00	$954.90	$10.69
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class C	2.20%
Actual		$1,000.00	$956.00	$10.70
Hypothetical-C		$1,000.00	$1,013.92	$11.02
International Value	1.07%
Actual		$1,000.00	$960.40	$5.22
Hypothetical-C		$1,000.00	$1,019.54	$5.37
Class I	1.20%
Actual		$1,000.00	$959.30	$5.85
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AFIVI-SANN-0616
1.827492.109

Fidelity® International Small Cap Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	22.2%
United Kingdom	14.8%
United States of America*	5.9%
Canada	4.1%
France	4.0%
Cayman Islands	3.9%
Australia	3.6%
Switzerland	3.3%
Ireland	2.5%
Other	35.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	21.6%
United Kingdom	14.5%
United States of America*	6.6%
Canada	4.0%
Switzerland	3.9%
Cayman Islands	3.7%
Germany	3.4%
France	3.3%
Australia	2.9%
Other	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.0	94.6
Short-Term Investments and Net Other Assets (Liabilities)	5.0	5.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Micro Focus International PLC (United Kingdom, Software)	1.3	1.1
EBOS Group Ltd. (New Zealand, Health Care Providers & Services)	1.2	1.1
United Drug PLC (United Kingdom) (Ireland, Health Care Providers & Services)	1.1	1.0
Tsuruha Holdings, Inc. (Japan, Food & Staples Retailing)	1.1	0.9
Nuplex Industries Ltd. (New Zealand, Chemicals)	1.0	0.9
Nitori Holdings Co. Ltd. (Japan, Specialty Retail)	1.0	0.9
Frutarom Industries Ltd. (Israel, Chemicals)	1.0	1.1
Allied World Assurance Co. Holdings AG (Switzerland, Insurance)	1.0	0.9
JSR Corp. (Japan, Chemicals)	0.9	1.0
GUD Holdings Ltd. (Australia, Household Durables)	0.9	0.5
	10.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.9	22.6
Industrials	19.4	18.9
Consumer Discretionary	15.2	16.3
Information Technology	9.4	10.0
Consumer Staples	8.9	7.5
Health Care	8.9	8.5
Materials	7.8	6.9
Energy	4.1	3.5
Utilities	0.4	0.4

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 3.6%
Aub Group Ltd.	470,441	$3,111,988
Austal Ltd.	919,229	1,090,340
Challenger Ltd.	769,974	5,245,630
GUD Holdings Ltd. (a)	1,286,901	8,356,349
Imdex Ltd. (b)(c)	13,086,370	2,039,795
Life Healthcare Group Ltd.	2,075,053	2,145,763
Nanosonics Ltd. (b)	1,719,782	2,902,952
Programmed Maintenance Services Ltd.	1,870,070	2,083,095
SAI Global Ltd.	1,348,285	3,741,865
SomnoMed Ltd. (a)(b)	672,977	1,453,222

TOTAL AUSTRALIA		32,170,999

Austria - 1.8%
Andritz AG	118,732	6,649,514
IMMOFINANZ Immobilien Anlagen AG (a)(b)	1,934,143	4,560,048
RHI AG	218,140	4,690,891

TOTAL AUSTRIA		15,900,453

Bailiwick of Jersey - 0.6%
Regus PLC	1,332,800	5,694,258
Belgium - 1.0%
Barco NV	67,583	4,719,767
Econocom Group SA	362,620	3,907,202

TOTAL BELGIUM		8,626,969

Bermuda - 1.6%
BW Offshore Ltd.	5,305,227	1,159,634
Hiscox Ltd.	389,355	5,122,999
Petra Diamonds Ltd.	3,093,474	5,333,635
Travelport Worldwide Ltd.	228,600	3,188,970

TOTAL BERMUDA		14,805,238

Brazil - 0.3%
MAHLE Metal Leve SA	362,500	2,385,222
British Virgin Islands - 0.3%
Gem Diamonds Ltd.	1,174,862	2,326,060
Canada - 4.1%
AutoCanada, Inc. (a)	254,084	4,157,444
Dorel Industries, Inc. Class B (sub. vtg.)	122,003	2,714,851
Genesis Land Development Corp.	1,051,822	2,221,510
Jean Coutu Group, Inc. Class A (sub. vtg.)	244,913	3,724,348
Lassonde Industries, Inc. Class A (sub. vtg.)	37,869	5,281,499
McCoy Global, Inc.	1,341,870	2,192,423
Open Text Corp.	136,048	7,617,257
ShawCor Ltd. Class A	117,885	3,185,065
Whitecap Resources, Inc. (a)	696,153	5,221,009

TOTAL CANADA		36,315,406

Cayman Islands - 3.9%
AMVIG Holdings Ltd.	16,168,000	6,657,294
Best Pacific International Holdings Ltd.	1,678,000	995,768
China High Precision Automation Group Ltd. (b)	712,000	1
China Metal Recycling (Holdings) Ltd. (b)	436,800	1
Greatview Aseptic Pack Co. Ltd.	5,597,000	2,834,467
Haitian International Holdings Ltd.	2,600,000	4,436,023
Lifestyle International Holdings Ltd.	3,347,000	5,544,385
Pico Far East Holdings Ltd.	18,482,000	5,010,814
SITC International Holdings Co. Ltd.	12,181,000	6,583,480
Value Partners Group Ltd.	3,286,000	3,136,655

TOTAL CAYMAN ISLANDS		35,198,888

Chile - 0.9%
Quinenco SA	2,409,395	4,740,929
Vina San Pedro SA	352,175,653	3,470,184

TOTAL CHILE		8,211,113

Denmark - 0.7%
Jyske Bank A/S (Reg.)	153,703	6,292,655
Finland - 2.4%
Amer Group PLC (A Shares)	201,445	5,955,760
Asiakastieto Group Oyj	192,023	3,518,015
Cramo Oyj (B Shares)	186,710	3,734,951
Olvi PLC (A Shares)	126,157	3,504,504
Tikkurila Oyj	269,946	4,732,347

TOTAL FINLAND		21,445,577

France - 4.0%
ALTEN	105,219	6,505,975
Coface SA	358,202	2,891,212
Rexel SA	300,300	4,549,248
Saft Groupe SA	116,100	3,608,000
The Lisi Group	143,009	4,092,174
The Vicat Group	88,556	6,165,184
Thermador Groupe SA	27,557	2,519,914
Wendel SA	47,235	5,457,321

TOTAL FRANCE		35,789,028

Germany - 2.0%
AURELIUS AG	86,435	5,168,339
CompuGroup Medical AG	178,949	7,028,260
mutares AG	144,900	2,405,807
SHW Group	102,339	2,953,018

TOTAL GERMANY		17,555,424

Greece - 0.4%
Metka SA	435,516	3,332,417
Hong Kong - 1.9%
Dah Sing Banking Group Ltd.	3,157,200	5,616,923
Far East Horizon Ltd.	4,274,000	3,392,604
Magnificent Hotel Investment L	113,522,000	2,805,015
Shun Ho Technology Holdings Ltd.	1,650,033	552,810
Techtronic Industries Co. Ltd.	1,142,000	4,280,981

TOTAL HONG KONG		16,648,333

India - 0.6%
Edelweiss Financial Services Ltd.	3,634,440	3,176,178
Torrent Pharmaceuticals Ltd.	100,431	2,162,444

TOTAL INDIA		5,338,622

Indonesia - 0.7%
PT ACE Hardware Indonesia Tbk	43,202,200	3,030,182
PT Media Nusantara Citra Tbk	17,060,400	3,040,032

TOTAL INDONESIA		6,070,214

Ireland - 2.5%
C&C Group PLC	885,778	3,978,942
Mincon Group PLC	5,015,823	4,284,553
Origin Enterprises PLC	588,700	4,147,007
United Drug PLC (United Kingdom)	1,079,749	9,655,373

TOTAL IRELAND		22,065,875

Isle of Man - 0.6%
Optimal Payments PLC (b)	1,050,400	5,850,627
Israel - 1.0%
Frutarom Industries Ltd.	167,089	8,563,621
Italy - 1.1%
Banco di Desio e della Brianza SpA	669,139	1,886,379
Danieli & C. Officine Meccaniche SpA	98,967	2,170,119
Recordati SpA	232,561	5,909,063

TOTAL ITALY		9,965,561

Japan - 22.2%
A/S One Corp.	142,500	5,138,270
Aeon Delight Co. Ltd.	192,900	5,326,040
Ain Holdings, Inc.	61,100	2,968,116
Arc Land Sakamoto Co. Ltd.	432,300	4,488,634
Broadleaf Co. Ltd.	383,300	3,787,796
Central Automotive Products Ltd. (d)	316,000	2,633,793
Daiwa Industries Ltd.	495,600	4,248,249
Dexerials Corp.	303,900	2,459,684
Fuji Corp.	149,100	2,347,486
Fukuda Denshi Co. Ltd.	129,800	7,087,053
Funai Soken Holdings, Inc.	190,320	2,887,506
GMO Internet, Inc.	404,200	4,745,925
Iida Group Holdings Co. Ltd.	223,551	4,175,060
Japan Meat Co. Ltd.	195,300	1,940,491
JSR Corp.	621,100	8,514,147
KAWAI Musical Instruments Manufacturing Co. Ltd.	165,700	3,016,977
Kinugawa Rubber Industrial Co. Ltd.	733,000	5,103,808
Konica Minolta, Inc.	286,800	2,475,534
Kotobuki Spirits Co. Ltd.	165,900	3,228,062
Leopalace21 Corp. (b)	966,500	5,799,511
Meitec Corp.	145,700	5,054,040
Minebea Mitsumi, Inc.	382,000	3,128,958
Miraca Holdings, Inc.	131,500	5,588,374
Mitani Shoji Co. Ltd.	247,700	7,137,523
Monex Group, Inc.	699,100	1,803,481
Nihon House Holdings Co. Ltd. (a)	795,600	2,681,573
Nihon Parkerizing Co. Ltd. (d)	366,900	3,236,205
Nitori Holdings Co. Ltd.	95,300	8,864,694
Paramount Bed Holdings Co. Ltd.	205,600	7,648,082
Ricoh Leasing Co. Ltd.	243,600	7,037,993
S Foods, Inc. (a)	337,600	8,036,637
San-Ai Oil Co. Ltd.	589,000	4,127,949
Shinsei Bank Ltd.	3,781,000	5,299,360
Ship Healthcare Holdings, Inc.	161,700	3,990,497
TKC Corp.	239,700	6,512,310
Toshiba Plant Systems & Services Corp.	582,700	7,205,920
Toyo Suisan Kaisha Ltd.	103,400	3,651,856
Tsuruha Holdings, Inc.	100,000	9,591,564
VT Holdings Co. Ltd.	1,114,800	5,632,719
Welcia Holdings Co. Ltd.	77,700	4,104,307
Yamada Consulting Group Co. Ltd.	174,600	5,334,116

TOTAL JAPAN		198,040,300

Korea (South) - 1.3%
BGFretail Co. Ltd.	17,709	2,875,051
Fila Korea Ltd.	43,834	3,979,083
Hy-Lok Corp.	125,792	3,123,733
NS Shopping Co. Ltd. (b)	12,780	1,673,249

TOTAL KOREA (SOUTH)		11,651,116

Luxembourg - 0.5%
Grand City Properties SA	189,517	4,186,054
Mexico - 0.0%
Genomma Lab Internacional SA de CV (b)	66,889	73,480
Netherlands - 2.1%
Amsterdam Commodities NV	196,055	5,296,907
Arcadis NV	199,900	3,423,132
BinckBank NV	737,859	4,343,556
IMCD Group BV	142,000	5,733,174

TOTAL NETHERLANDS		18,796,769

New Zealand - 2.2%
EBOS Group Ltd.	929,004	10,352,886
Nuplex Industries Ltd.	2,454,889	9,033,445

TOTAL NEW ZEALAND		19,386,331

Norway - 2.0%
ABG Sundal Collier ASA (a)	6,615,910	4,617,748
Ekornes A/S	331,597	3,871,175
Kongsberg Gruppen ASA	337,433	5,657,514
Spectrum ASA	1,183,572	3,895,336

TOTAL NORWAY		18,041,773

Philippines - 0.2%
Century Pacific Food, Inc.	4,939,000	1,984,631
Portugal - 0.5%
NOS SGPS SA	670,400	4,809,274
Romania - 0.4%
Banca Transilvania SA	5,501,626	3,775,557
Singapore - 2.2%
Boustead Projects Pte Ltd. (b)	618,906	296,832
Boustead Singapore Ltd.	2,267,369	1,315,052
Hour Glass Ltd.	8,087,500	4,510,261
Mapletree Industrial (REIT)	3,150,494	3,759,931
OSIM International Ltd.	3,765,300	3,891,711
Wing Tai Holdings Ltd.	4,110,600	5,731,029

TOTAL SINGAPORE		19,504,816

South Africa - 0.8%
Clicks Group Ltd.	992,132	7,246,235
Spain - 0.5%
Hispania Activos Inmobiliarios SA (b)	315,800	4,628,567
Sweden - 1.1%
Addlife AB (b)	59,554	752,726
AddTech AB (B Shares)	211,219	2,656,528
Coor Service Management Holding AB	474,600	2,245,802
Ratos AB (B Shares) (a)	711,500	4,162,440

TOTAL SWEDEN		9,817,496

Switzerland - 3.3%
Allied World Assurance Co. Holdings AG	239,504	8,521,552
Daetwyler Holdings AG	18,222	2,708,701
Pargesa Holding SA	27,516	1,911,750
Vontobel Holdings AG	189,326	8,190,377
VZ Holding AG	24,982	7,773,509

TOTAL SWITZERLAND		29,105,889

Taiwan - 2.2%
King's Town Bank	4,364,000	3,039,656
Sunspring Metal Corp.	3,075,000	3,864,811
Tripod Technology Corp.	2,830,000	5,177,631
Vanguard International Semiconductor Corp.	3,124,000	4,782,274
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	1,182,000	2,630,895

TOTAL TAIWAN		19,495,267

Thailand - 1.0%
Delta Electronics PCL (For. Reg.)	2,525,300	5,206,804
TISCO Financial Group PCL	2,773,700	3,455,210

TOTAL THAILAND		8,662,014

Turkey - 0.4%
Aygaz A/S	864,000	3,560,372
United Kingdom - 14.8%
Aberdeen Asset Management PLC	799,849	3,490,905
AEW UK REIT PLC	2,828,268	4,132,524
Alliance Pharma PLC	3,728,897	2,451,815
Amec Foster Wheeler PLC	556,552	4,016,424
Ashmore Group PLC (a)	1,036,507	4,651,006
BBA Aviation PLC	2,510,798	7,344,642
Bond International Software PLC	899,666	1,156,801
Brammer PLC (a)	1,014,728	2,587,259
Brewin Dolphin Holding PLC	808,175	3,235,570
Cineworld Group PLC	431,676	3,267,251
Close Brothers Group PLC	269,680	4,775,800
Countrywide PLC	1,161,507	6,031,621
Diploma PLC	363,251	3,882,540
Elementis PLC	1,178,900	3,718,985
Empiric Student Property PLC	1,836,872	3,012,729
Exova Group Ltd. PLC	1,002,769	2,344,313
Informa PLC	560,320	5,358,467
ITE Group PLC	1,873,654	4,250,263
James Fisher and Sons PLC	204,800	4,234,296
Jardine Lloyd Thompson Group PLC	270,900	3,431,807
John Wood Group PLC	542,500	4,950,248
Luxfer Holdings PLC sponsored ADR	491,254	6,312,614
McColl's Retail Group PLC	1,844,974	4,313,254
Mears Group PLC	1,047,710	6,100,483
Melrose Industries PLC	142,773	778,751
Micro Focus International PLC	507,044	11,327,864
PayPoint PLC	243,111	2,994,518
Sinclair Pharma PLC (b)	6,297,432	3,312,537
Spectris PLC	200,847	5,344,045
The Restaurant Group PLC	676,100	2,717,668
Ultra Electronics Holdings PLC	259,525	6,696,759

TOTAL UNITED KINGDOM		132,223,759

United States of America - 0.9%
Dillard's, Inc. Class A	93,994	6,621,877
Hornbeck Offshore Services, Inc. (a)(b)	152,170	1,786,476
YOU On Demand Holdings, Inc. warrants 8/30/17 (b)(e)	27,500	615

TOTAL UNITED STATES OF AMERICA		8,408,968

TOTAL COMMON STOCKS
(Cost $827,590,703)		843,951,228

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Banco ABC Brasil SA
(Cost $3,961,678)	1,117,476	3,850,284

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.38% (f)	39,282,539	39,282,539
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	13,711,375	13,711,375
TOTAL MONEY MARKET FUNDS
(Cost $52,993,914)		52,993,914
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $884,546,295)		900,795,426
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(8,908,552)
NET ASSETS - 100%		$891,886,874

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $615 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
YOU On Demand Holdings, Inc. warrants 8/30/17	9/14/12	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,241
Fidelity Securities Lending Cash Central Fund	178,311
Total	$239,552

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Imdex Ltd.	$1,246,756	$769,515	$--	$--	$2,039,795
Total	$1,246,756	$769,515	$--	$--	$2,039,795

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$135,678,269	$77,543,137	$58,135,132	$--
Consumer Staples	79,343,595	45,822,562	33,521,033	--
Energy	36,083,912	31,955,963	4,127,949	--
Financials	184,335,775	152,249,248	32,086,527	--
Health Care	77,652,797	48,200,521	29,452,276	--
Industrials	175,903,353	121,229,081	54,674,272	--
Information Technology	84,766,467	64,785,217	19,981,249	1
Materials	70,476,972	49,234,858	21,242,113	1
Utilities	3,560,372	3,560,372	--	--
Money Market Funds	52,993,914	52,993,914	--	--
Total Investments in Securities:	$900,795,426	$647,574,873	$253,220,551	$2

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$3,784,452
Level 2 to Level 1	$53,766,744

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,024,078) — See accompanying schedule: Unaffiliated issuers (cost $826,178,703)	$845,761,717
Fidelity Central Funds (cost $52,993,914)	52,993,914
Other affiliated issuers (cost $5,373,678)	2,039,795
Total Investments (cost $884,546,295)		$900,795,426
Foreign currency held at value (cost $3,435,438)		3,443,129
Receivable for investments sold		1,018,282
Receivable for fund shares sold		680,172
Dividends receivable		5,489,031
Distributions receivable from Fidelity Central Funds		53,923
Prepaid expenses		773
Other receivables		13,513
Total assets		911,494,249
Liabilities
Payable for investments purchased
Regular delivery	$2,507,860
Delayed delivery	73,580
Payable for fund shares redeemed	2,257,365
Accrued management fee	696,108
Distribution and service plan fees payable	20,488
Other affiliated payables	220,069
Other payables and accrued expenses	120,530
Collateral on securities loaned, at value	13,711,375
Total liabilities		19,607,375
Net Assets		$891,886,874
Net Assets consist of:
Paid in capital		$875,247,184
Undistributed net investment income		8,805,214
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,523,197)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,357,673
Net Assets		$891,886,874
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,897,656 ÷ 1,419,288 shares)		$22.47
Maximum offering price per share (100/94.25 of $22.47)		$23.84
Class T:
Net Asset Value and redemption price per share ($13,016,808 ÷ 582,355 shares)		$22.35
Maximum offering price per share (100/96.50 of $22.35)		$23.16
Class B:
Net Asset Value and offering price per share ($276,630 ÷ 12,519 shares)(a)		$22.10
Class C:
Net Asset Value and offering price per share ($9,910,610 ÷ 455,303 shares)(a)		$21.77
International Small Cap:
Net Asset Value, offering price and redemption price per share ($828,798,591 ÷ 36,296,748 shares)		$22.83
Class I:
Net Asset Value, offering price and redemption price per share ($7,986,579 ÷ 347,003 shares)		$23.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$15,653,620
Income from Fidelity Central Funds		239,552
Income before foreign taxes withheld		15,893,172
Less foreign taxes withheld		(1,109,413)
Total income		14,783,759
Expenses
Management fee
Basic fee	$3,548,462
Performance adjustment	764,573
Transfer agent fees	1,114,365
Distribution and service plan fees	119,772
Accounting and security lending fees	200,536
Custodian fees and expenses	146,102
Independent trustees' compensation	1,816
Registration fees	47,264
Audit	52,823
Legal	1,099
Miscellaneous	2,661
Total expenses before reductions	5,999,473
Expense reductions	(7,275)	5,992,198
Net investment income (loss)		8,791,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(883,158)
Foreign currency transactions	(42,970)
Total net realized gain (loss)		(926,128)
Change in net unrealized appreciation (depreciation) on: Investment securities	17,069,850
Assets and liabilities in foreign currencies	179,334
Total change in net unrealized appreciation (depreciation)		17,249,184
Net gain (loss)		16,323,056
Net increase (decrease) in net assets resulting from operations		$25,114,617

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,791,561	$11,998,423
Net realized gain (loss)	(926,128)	25,838,406
Change in net unrealized appreciation (depreciation)	17,249,184	6,824,724
Net increase (decrease) in net assets resulting from operations	25,114,617	44,661,553
Distributions to shareholders from net investment income	(10,933,091)	(7,662,528)
Distributions to shareholders from net realized gain	(23,540,154)	(116,906,834)
Total distributions	(34,473,245)	(124,569,362)
Share transactions - net increase (decrease)	27,183,054	53,722,708
Redemption fees	70,645	103,111
Total increase (decrease) in net assets	17,895,071	(26,081,990)
Net Assets
Beginning of period	873,991,803	900,073,793
End of period (including undistributed net investment income of $8,805,214 and undistributed net investment income of $10,946,744, respectively)	$891,886,874	$873,991,803

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.69	$24.98	$26.34	$19.74	$18.97	$20.42
Income from Investment Operations
Net investment income (loss)A	.20	.27	.17	.06	.06	.10
Net realized and unrealized gain (loss)	.45	1.05	(.89)	6.94	1.09	(.88)
Total from investment operations	.65	1.32	(.72)	7.00	1.15	(.78)
Distributions from net investment income	(.25)	(.16)	(.05)	(.07)	(.11)	(.02)
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.33)	(.27)	(.66)
Total distributions	(.87)	(3.61)	(.65)	(.40)	(.38)	(.68)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$22.47	$22.69	$24.98	$26.34	$19.74	$18.97
Total ReturnC,D,E	2.97%	6.21%	(2.79)%	36.18%	6.28%	(4.00)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.66%H	1.59%	1.50%	1.61%	1.63%	1.56%
Expenses net of fee waivers, if any	1.66%H	1.58%	1.50%	1.61%	1.63%	1.55%
Expenses net of all reductions	1.66%H	1.58%	1.50%	1.60%	1.60%	1.54%
Net investment income (loss)	1.88%H	1.18%	.65%	.25%	.32%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$31,898	$28,238	$24,572	$24,020	$14,125	$17,185
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.55	$24.81	$26.17	$19.59	$18.80	$20.23
Income from Investment Operations
Net investment income (loss)A	.17	.21	.10	–B	.01	.05
Net realized and unrealized gain (loss)	.44	1.04	(.87)	6.90	1.08	(.86)
Total from investment operations	.61	1.25	(.77)	6.90	1.09	(.81)
Distributions from net investment income	(.19)	(.06)	–	–	(.03)	–
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.32)	(.27)	(.63)
Total distributions	(.81)	(3.51)	(.60)	(.32)	(.30)	(.63)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$22.35	$22.55	$24.81	$26.17	$19.59	$18.80
Total ReturnC,D,E	2.81%	5.90%	(3.00)%	35.80%	5.97%	(4.18)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.95%H	1.87%	1.77%	1.87%	1.88%	1.82%
Expenses net of fee waivers, if any	1.95%H	1.86%	1.77%	1.87%	1.88%	1.81%
Expenses net of all reductions	1.95%H	1.86%	1.76%	1.85%	1.85%	1.79%
Net investment income (loss)	1.58%H	.90%	.38%	(.01)%	.07%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$13,017	$12,400	$12,296	$13,530	$9,262	$13,744
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$22.22	$24.51	$25.87	$19.22	$18.38	$19.79
Income from Investment Operations
Net investment income (loss)A	.12	.09	(.03)	(.11)	(.08)	(.05)
Net realized and unrealized gain (loss)	.44	1.04	(.87)	6.84	1.07	(.85)
Total from investment operations	.56	1.13	(.90)	6.73	.99	(.90)
Distributions from net investment income	(.06)	–	–	–	–	–
Distributions from net realized gain	(.62)	(3.42)	(.47)	(.08)	(.15)	(.52)
Total distributions	(.68)	(3.42)	(.47)	(.08)	(.15)	(.52)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$22.10	$22.22	$24.51	$25.87	$19.22	$18.38
Total ReturnC,D,E	2.59%	5.40%	(3.52)%	35.14%	5.45%	(4.68)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.44%H	2.36%	2.28%	2.37%	2.38%	2.32%
Expenses net of fee waivers, if any	2.44%H	2.36%	2.28%	2.36%	2.38%	2.30%
Expenses net of all reductions	2.44%H	2.36%	2.27%	2.35%	2.35%	2.29%
Net investment income (loss)	1.09%H	.41%	(.13)%	(.51)%	(.43)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$277	$390	$507	$795	$790	$2,067
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.96	$24.27	$25.68	$19.18	$18.38	$19.85
Income from Investment Operations
Net investment income (loss)A	.11	.09	(.02)	(.11)	(.08)	(.04)
Net realized and unrealized gain (loss)	.45	1.02	(.85)	6.79	1.07	(.85)
Total from investment operations	.56	1.11	(.87)	6.68	.99	(.89)
Distributions from net investment income	(.13)	–	–	–	–	–
Distributions from net realized gain	(.62)	(3.42)	(.55)	(.18)	(.19)	(.59)
Total distributions	(.75)	(3.42)	(.55)	(.18)	(.19)	(.59)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$21.77	$21.96	$24.27	$25.68	$19.18	$18.38
Total ReturnC,D,E	2.61%	5.37%	(3.43)%	35.15%	5.46%	(4.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.44%H	2.36%	2.23%	2.33%	2.38%	2.27%
Expenses net of fee waivers, if any	2.44%H	2.35%	2.22%	2.33%	2.38%	2.26%
Expenses net of all reductions	2.44%H	2.35%	2.22%	2.32%	2.35%	2.24%
Net investment income (loss)	1.09%H	.41%	(.07)%	(.47)%	(.43)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,911	$11,359	$12,576	$13,426	$6,799	$9,545
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.06	$25.34	$26.67	$19.99	$19.23	$20.66
Income from Investment Operations
Net investment income (loss)A	.23	.34	.25	.12	.11	.17
Net realized and unrealized gain (loss)	.45	1.07	(.90)	7.02	1.10	(.89)
Total from investment operations	.68	1.41	(.65)	7.14	1.21	(.72)
Distributions from net investment income	(.29)	(.24)	(.09)	(.14)	(.18)	(.06)
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.33)	(.27)	(.66)
Total distributions	(.91)	(3.69)	(.69)	(.46)B	(.45)	(.72)
Redemption fees added to paid in capitalA	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$22.83	$23.06	$25.34	$26.67	$19.99	$19.23
Total ReturnD,E	3.07%	6.53%	(2.48)%	36.56%	6.55%	(3.65)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.40%H	1.31%	1.21%	1.33%	1.35%	1.26%
Expenses net of fee waivers, if any	1.40%H	1.31%	1.20%	1.32%	1.35%	1.25%
Expenses net of all reductions	1.40%H	1.31%	1.20%	1.31%	1.33%	1.23%
Net investment income (loss)	2.13%H	1.45%	.95%	.53%	.59%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$828,799	$811,534	$842,031	$1,029,629	$692,769	$856,692
Portfolio turnover rateI	25%H	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.24	$25.34	$26.67	$20.00	$19.24	$20.66
Income from Investment Operations
Net investment income (loss)A	.24	.36	.29	.16	.13	.18
Net realized and unrealized gain (loss)	.47	1.07	(.90)	7.00	1.10	(.89)
Total from investment operations	.71	1.43	(.61)	7.16	1.23	(.71)
Distributions from net investment income	(.31)	(.08)	(.13)	(.16)	(.20)	(.06)
Distributions from net realized gain	(.62)	(3.45)	(.60)	(.33)	(.27)	(.66)
Total distributions	(.93)	(3.53)	(.73)	(.49)	(.47)	(.72)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	.01
Net asset value, end of period	$23.02	$23.24	$25.34	$26.67	$20.00	$19.24
Total ReturnC,D	3.16%	6.60%	(2.35)%	36.68%	6.65%	(3.62)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.34%G	1.24%	1.08%	1.20%	1.25%	1.22%
Expenses net of fee waivers, if any	1.34%G	1.23%	1.08%	1.20%	1.25%	1.21%
Expenses net of all reductions	1.34%G	1.23%	1.08%	1.18%	1.22%	1.19%
Net investment income (loss)	2.20%G	1.53%	1.07%	.66%	.70%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$7,987	$10,070	$8,092	$67,038	$9,503	$15,752
Portfolio turnover rateH	25%G	36%	102%	54%	68%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$118,739,691
Gross unrealized depreciation	(109,342,665)
Net unrealized appreciation (depreciation) on securities	$9,397,026
Tax cost	$891,398,400

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,149,143 and $100,546,287, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI ACWI (All Country World Index) ex USA Small Cap Index effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was 1.03% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$36,761	$–
Class T	.25%	.25%	30,678	–
Class B	.75%	.25%	1,596	1,197
Class C	.75%	.25%	50,737	8,321
			$119,772	$9,518

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,966
Class T	1,548
Class B(a)	8
Class C(a)	1,861
$12,383

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$39,714.27
Class T	19,256.31
Class B	483.30
Class C	15,549.31
International Small Cap	1,030,543.27
Class I	8,820.20
	$1,114,365

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $731 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $178,311, including $844 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,199 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $15.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,061.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$319,347	$155,785
Class T	106,306	27,108
Class B	996	–
Class C	64,383	–
International Small Cap	10,307,620	7,454,709
Class I	134,439	24,926
Total	$10,933,091	$7,662,528
From net realized gain
Class A	$788,825	$3,382,206
Class T	339,739	1,671,017
Class B	10,287	66,002
Class C	319,340	1,697,539
International Small Cap	21,811,338	109,040,767
Class I	270,625	1,049,303
Total	$23,540,154	$116,906,834

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	325,140	432,152	$6,861,060	$9,990,970
Reinvestment of distributions	49,226	159,613	1,077,561	3,404,539
Shares redeemed	(199,361)	(331,016)	(4,291,584)	(7,450,558)
Net increase (decrease)	175,005	260,749	$3,647,037	$5,944,951
Class T
Shares sold	98,594	124,085	$2,040,918	$2,869,552
Reinvestment of distributions	20,220	77,005	440,798	1,636,354
Shares redeemed	(86,353)	(146,828)	(1,830,831)	(3,289,706)
Net increase (decrease)	32,461	54,262	$650,885	$1,216,200
Class B
Shares sold	2,210	4,667	$44,407	$108,058
Reinvestment of distributions	493	2,954	10,648	62,128
Shares redeemed	(7,751)	(10,732)	(163,958)	(240,945)
Net increase (decrease)	(5,048)	(3,111)	$(108,903)	$(70,759)
Class C
Shares sold	60,963	196,292	$1,285,274	$4,379,607
Reinvestment of distributions	16,869	71,584	358,801	1,488,229
Shares redeemed	(139,670)	(268,981)	(2,822,873)	(5,818,752)
Net increase (decrease)	(61,838)	(1,105)	$(1,178,798)	$49,084
International Small Cap
Shares sold	4,597,133	7,876,402	$99,766,157	$184,799,928
Reinvestment of distributions	1,408,054	5,231,399	31,286,953	113,102,853
Shares redeemed	(4,905,938)	(11,138,439)	(105,124,693)	(253,855,534)
Net increase (decrease)	1,099,249	1,969,362	$25,928,417	$44,047,247
Class I
Shares sold	181,821	256,693	$3,999,752	$5,987,647
Reinvestment of distributions	16,670	46,102	373,252	1,003,648
Shares redeemed	(284,792)	(188,812)	(6,128,588)	(4,455,310)
Net increase (decrease)	(86,301)	113,983	$(1,755,584)	$2,535,985

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owner of record of 14% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.66%
Actual		$1,000.00	$1,029.70	$8.38
Hypothetical-C		$1,000.00	$1,016.61	$8.32
Class T	1.95%
Actual		$1,000.00	$1,028.10	$9.83
Hypothetical-C		$1,000.00	$1,015.17	$9.77
Class B	2.44%
Actual		$1,000.00	$1,025.90	$12.29
Hypothetical-C		$1,000.00	$1,012.73	$12.21
Class C	2.44%
Actual		$1,000.00	$1,026.10	$12.29
Hypothetical-C		$1,000.00	$1,012.73	$12.21
International Small Cap	1.40%
Actual		$1,000.00	$1,030.70	$7.07
Hypothetical-C		$1,000.00	$1,017.90	$7.02
Class I	1.34%
Actual		$1,000.00	$1,031.60	$6.77
Hypothetical-C		$1,000.00	$1,018.20	$6.72

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Advisor® International Growth Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® International Growth Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	20.8%
Japan	14.1%
United Kingdom	13.2%
Switzerland	12.7%
Spain	4.9%
Belgium	4.5%
Sweden	4.4%
Australia	4.0%
Denmark	3.3%
Other	18.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	17.7%
United Kingdom	14.4%
Japan	14.0%
Switzerland	13.6%
Sweden	6.1%
Spain	4.5%
Belgium	4.2%
Australia	3.4%
Denmark	3.3%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.3	97.7
Short-Term Investments and Net Other Assets (Liabilities)	2.7	2.3

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.9	3.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.5	3.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.5	2.6
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	3.2	2.8
CSL Ltd. (Australia, Biotechnology)	2.9	2.2
Novartis AG (Switzerland, Pharmaceuticals)	2.9	3.7
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.8	2.5
Inditex SA (Spain, Specialty Retail)	2.6	2.8
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	2.6	2.2
InterContinental Hotel Group PLC ADR (United Kingdom, Hotels, Restaurants & Leisure)	2.3	2.0
	31.2

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	20.4	15.3
Health Care	19.0	18.5
Information Technology	14.2	11.7
Financials	13.5	18.1
Consumer Discretionary	13.3	15.1
Industrials	11.5	12.5
Materials	4.7	6.0
Energy	0.4	0.3
Telecommunication Services	0.3	0.2

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 4.0%
CSL Ltd.	609,912	$48,776,866
Sydney Airport unit	1,123,380	5,816,843
Transurban Group unit	1,422,746	12,527,069

TOTAL AUSTRALIA		67,120,778

Austria - 1.2%
Andritz AG	351,321	19,675,520
Belgium - 4.5%
Anheuser-Busch InBev SA NV	469,291	58,088,795
KBC Groep NV	302,468	16,981,098

TOTAL BELGIUM		75,069,893

Canada - 0.4%
Pason Systems, Inc.	495,200	7,198,891
Cayman Islands - 0.9%
58.com, Inc. ADR (a)	128,870	7,042,746
Alibaba Group Holding Ltd. sponsored ADR (a)	99,200	7,632,448

TOTAL CAYMAN ISLANDS		14,675,194

Denmark - 3.3%
Jyske Bank A/S (Reg.)	202,800	8,302,703
Novo Nordisk A/S Series B sponsored ADR (b)	826,700	46,121,593

TOTAL DENMARK		54,424,296

Finland - 0.3%
Tikkurila Oyj	283,000	4,961,192
France - 1.1%
Essilor International SA	135,658	17,560,644
Germany - 3.0%
Bayer AG	155,100	17,892,923
SAP AG	399,516	31,346,444

TOTAL GERMANY		49,239,367

Hong Kong - 1.9%
AIA Group Ltd.	5,289,400	31,654,975
India - 0.5%
Housing Development Finance Corp. Ltd.	562,904	9,223,760
Ireland - 3.1%
CRH PLC sponsored ADR	909,066	26,462,911
James Hardie Industries PLC:
CDI	1,130,041	15,921,470
sponsored ADR	601,500	8,433,030

TOTAL IRELAND		50,817,411

Isle of Man - 0.5%
Playtech Ltd.	654,346	7,691,806
Israel - 0.3%
Azrieli Group	118,800	4,718,361
Italy - 0.7%
Azimut Holding SpA	204,600	5,149,414
Interpump Group SpA	511,426	7,361,097

TOTAL ITALY		12,510,511

Japan - 14.1%
Astellas Pharma, Inc.	2,477,400	33,401,778
Coca-Cola Central Japan Co. Ltd.	190,700	3,493,796
DENSO Corp.	727,400	27,649,326
East Japan Railway Co.	184,100	16,196,396
Hoya Corp.	336,900	12,901,342
Japan Tobacco, Inc.	589,000	24,065,326
Keyence Corp.	40,062	24,012,883
Mitsui Fudosan Co. Ltd.	836,000	20,417,154
Nintendo Co. Ltd.	61,000	8,259,462
Olympus Corp.	281,300	10,958,499
OSG Corp.	344,800	6,407,632
Seven Bank Ltd.	2,658,200	11,295,245
Shinsei Bank Ltd.	5,146,000	7,212,512
SHO-BOND Holdings Co. Ltd.	182,600	7,900,949
USS Co. Ltd.	1,301,100	20,581,249

TOTAL JAPAN		234,753,549

Kenya - 0.3%
Safaricom Ltd.	30,975,500	5,244,367
Korea (South) - 0.9%
BGFretail Co. Ltd.	54,496	8,847,410
NAVER Corp.	9,215	5,445,310

TOTAL KOREA (SOUTH)		14,292,720

Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	106,355	9,913,350
South Africa - 1.3%
Clicks Group Ltd.	755,618	5,518,807
Naspers Ltd. Class N	112,300	15,408,694

TOTAL SOUTH AFRICA		20,927,501

Spain - 4.9%
Amadeus IT Holding SA Class A	514,500	23,411,956
Hispania Activos Inmobiliarios SA (a)	215,259	3,154,974
Inditex SA	1,361,301	43,699,772
Merlin Properties Socimi SA	378,500	4,399,024
Prosegur Compania de Seguridad SA (Reg.)	1,127,849	6,521,790

TOTAL SPAIN		81,187,516

Sweden - 4.4%
ASSA ABLOY AB (B Shares) (b)	2,033,083	42,634,121
Fagerhult AB	409,153	9,527,687
Intrum Justitia AB (b)	112,700	4,044,623
Svenska Handelsbanken AB (A Shares) (b)	1,313,920	17,527,894

TOTAL SWEDEN		73,734,325

Switzerland - 12.7%
Nestle SA	1,091,098	81,439,212
Novartis AG	625,183	47,577,841
Roche Holding AG (participation certificate)	232,368	58,791,248
Schindler Holding AG:
(participation certificate)	107,226	19,527,137
(Reg.)	18,350	3,372,360

TOTAL SWITZERLAND		210,707,798

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,934,000	18,046,275
United Kingdom - 13.2%
Associated British Foods PLC	413,100	18,494,337
Babcock International Group PLC	400,384	5,543,075
BAE Systems PLC	1,722,200	12,015,201
Berendsen PLC	707,573	12,199,669
Howden Joinery Group PLC	626,100	4,519,241
Informa PLC	1,396,912	13,358,986
InterContinental Hotel Group PLC ADR (b)	968,696	38,883,457
Lloyds Banking Group PLC	7,613,300	7,472,538
Prudential PLC	1,155,443	22,807,906
Reckitt Benckiser Group PLC	542,845	52,883,360
Rightmove PLC	77,900	4,391,314
SABMiller PLC	292,366	17,877,926
Shaftesbury PLC	319,433	4,247,330
Unite Group PLC	476,676	4,405,332

TOTAL UNITED KINGDOM		219,099,672

United States of America - 18.1%
Alphabet, Inc. Class A	29,136	20,624,792
Autoliv, Inc. (b)	198,769	24,343,239
Berkshire Hathaway, Inc. Class B (a)	129,184	18,793,688
China Biologic Products, Inc. (a)	87,966	10,292,022
Domino's Pizza, Inc.	82,990	10,031,831
Martin Marietta Materials, Inc.	66,400	11,236,872
MasterCard, Inc. Class A	351,000	34,043,490
McGraw Hill Financial, Inc.	117,100	12,512,135
Mohawk Industries, Inc. (a)	117,400	22,614,762
Molson Coors Brewing Co. Class B	108,600	10,385,418
Moody's Corp.	94,100	9,007,252
MSCI, Inc. Class A	103,200	7,837,008
Philip Morris International, Inc.	210,708	20,674,669
PriceSmart, Inc.	95,700	8,281,878
ResMed, Inc.	170,700	9,525,060
Reynolds American, Inc.	363,200	18,014,720
Sherwin-Williams Co.	32,600	9,366,306
SS&C Technologies Holdings, Inc.	178,400	10,909,160
Visa, Inc. Class A	424,260	32,769,842

TOTAL UNITED STATES OF AMERICA		301,264,144

TOTAL COMMON STOCKS
(Cost $1,493,495,241)		1,615,713,816

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.38% (c)	31,871,334	31,871,334
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	106,690,874	106,690,874
TOTAL MONEY MARKET FUNDS
(Cost $138,562,208)		138,562,208
TOTAL INVESTMENT PORTFOLIO - 105.6%
(Cost $1,632,057,449)		1,754,276,024
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(93,656,005)
NET ASSETS - 100%		$1,660,620,019

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,393
Fidelity Securities Lending Cash Central Fund	330,325
Total	$402,718

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$221,090,557	$172,859,982	$48,230,575	$--
Consumer Staples	337,979,004	176,097,310	161,881,694	--
Energy	7,198,891	7,198,891	--	--
Financials	227,120,303	108,732,079	118,388,224	--
Health Care	313,799,816	150,169,108	163,630,708	--
Industrials	191,271,169	148,750,991	42,520,178	--
Information Technology	235,627,928	153,962,864	81,665,064	--
Materials	76,381,781	76,381,781	--	--
Telecommunication Services	5,244,367	5,244,367	--	--
Money Market Funds	138,562,208	138,562,208	--	--
Total Investments in Securities:	$1,754,276,024	$1,137,959,581	$616,316,443	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$144,428,405

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $103,770,133) — See accompanying schedule: Unaffiliated issuers (cost $1,493,495,241)	$1,615,713,816
Fidelity Central Funds (cost $138,562,208)	138,562,208
Total Investments (cost $1,632,057,449)		$1,754,276,024
Foreign currency held at value (cost $11,880)		11,898
Receivable for investments sold		3,654,551
Receivable for fund shares sold		4,651,062
Dividends receivable		9,823,503
Distributions receivable from Fidelity Central Funds		94,556
Prepaid expenses		599
Other receivables		7,870
Total assets		1,772,520,063
Liabilities
Payable for investments purchased	$1,891,035
Payable for fund shares redeemed	1,836,507
Accrued management fee	985,763
Distribution and service plan fees payable	103,976
Other affiliated payables	304,114
Other payables and accrued expenses	87,775
Collateral on securities loaned, at value	106,690,874
Total liabilities		111,900,044
Net Assets		$1,660,620,019
Net Assets consist of:
Paid in capital		$1,599,467,631
Undistributed net investment income		11,086,000
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,316,667)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		122,383,055
Net Assets		$1,660,620,019
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($227,299,900 ÷ 20,745,349 shares)		$10.96
Maximum offering price per share (100/94.25 of $10.96)		$11.63
Class T:
Net Asset Value and redemption price per share ($28,247,384 ÷ 2,581,799 shares)		$10.94
Maximum offering price per share (100/96.50 of $10.94)		$11.34
Class B:
Net Asset Value and offering price per share ($543,488 ÷ 50,206 shares)(a)		$10.83
Class C:
Net Asset Value and offering price per share ($54,803,250 ÷ 5,077,799 shares)(a)		$10.79
International Growth:
Net Asset Value, offering price and redemption price per share ($989,531,658 ÷ 89,694,739 shares)		$11.03
Class I:
Net Asset Value, offering price and redemption price per share ($344,685,048 ÷ 31,300,215 shares)		$11.01
Class Z:
Net Asset Value, offering price and redemption price per share ($15,509,291 ÷ 1,406,850 shares)		$11.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$21,128,805
Income from Fidelity Central Funds		402,718
Income before foreign taxes withheld		21,531,523
Less foreign taxes withheld		(2,212,929)
Total income		19,318,594
Expenses
Management fee
Basic fee	$5,303,523
Performance adjustment	109,270
Transfer agent fees	1,418,766
Distribution and service plan fees	585,143
Accounting and security lending fees	345,576
Custodian fees and expenses	79,671
Independent trustees' compensation	3,216
Registration fees	88,683
Audit	42,540
Legal	2,186
Miscellaneous	4,732
Total expenses before reductions	7,983,306
Expense reductions	(16,973)	7,966,333
Net investment income (loss)		11,352,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,889,540)
Foreign currency transactions	296,655
Total net realized gain (loss)		(34,592,885)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,737)	(7,895,661)
Assets and liabilities in foreign currencies	94,033
Total change in net unrealized appreciation (depreciation)		(7,801,628)
Net gain (loss)		(42,394,513)
Net increase (decrease) in net assets resulting from operations		$(31,042,252)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,352,261	$10,205,219
Net realized gain (loss)	(34,592,885)	(27,463,177)
Change in net unrealized appreciation (depreciation)	(7,801,628)	41,450,250
Net increase (decrease) in net assets resulting from operations	(31,042,252)	24,192,292
Distributions to shareholders from net investment income	(9,313,522)	(7,019,924)
Distributions to shareholders from net realized gain	(1,062,119)	–
Total distributions	(10,375,641)	(7,019,924)
Share transactions - net increase (decrease)	228,113,558	519,861,476
Redemption fees	45,309	54,094
Total increase (decrease) in net assets	186,740,974	537,087,938
Net Assets
Beginning of period	1,473,879,045	936,791,107
End of period (including undistributed net investment income of $11,086,000 and undistributed net investment income of $9,047,261, respectively)	$1,660,620,019	$1,473,879,045

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.01	$10.78	$8.91	$8.09	$8.38
Income from Investment Operations
Net investment income (loss)A	.07	.07	.09	.08	.08	.08
Net realized and unrealized gain (loss)	(.35)	.28	.18	1.88	.81	(.31)
Total from investment operations	(.28)	.35	.27	1.96	.89	(.23)
Distributions from net investment income	(.05)	(.06)	(.03)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.06)	(.06)	(.04)	(.09)	(.07)	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.96	$11.30	$11.01	$10.78	$8.91	$8.09
Total ReturnC,D,E	(2.51)%	3.20%	2.54%	22.18%	11.10%	(2.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.26%H	1.26%	1.35%	1.44%	1.58%	1.77%
Expenses net of fee waivers, if any	1.26%H	1.26%	1.35%	1.43%	1.45%	1.45%
Expenses net of all reductions	1.26%H	1.25%	1.34%	1.42%	1.44%	1.43%
Net investment income (loss)	1.29%H	.66%	.84%	.80%	.99%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$227,300	$184,878	$119,017	$74,595	$21,874	$6,352
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$10.96	$10.75	$8.89	$8.08	$8.38
Income from Investment Operations
Net investment income (loss)A	.05	.04	.06	.05	.06	.06
Net realized and unrealized gain (loss)	(.35)	.27	.18	1.88	.81	(.31)
Total from investment operations	(.30)	.31	.24	1.93	.87	(.25)
Distributions from net investment income	(.01)	(.01)	(.02)	(.07)	(.05)	(.04)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.02)	(.01)	(.03)	(.07)B	(.06)	(.05)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$10.94	$11.26	$10.96	$10.75	$8.89	$8.08
Total ReturnD,E,F	(2.69)%	2.85%	2.21%	21.91%	10.82%	(3.03)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.60%I	1.58%	1.65%	1.69%	1.85%	2.03%
Expenses net of fee waivers, if any	1.60%I	1.58%	1.65%	1.69%	1.70%	1.70%
Expenses net of all reductions	1.60%I	1.58%	1.65%	1.68%	1.69%	1.68%
Net investment income (loss)	.95%I	.33%	.53%	.54%	.74%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$28,247	$28,833	$26,369	$23,118	$10,690	$2,917
Portfolio turnover rateJ	35%I	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $0.07 per share is comprised of distributions from net investment income of $0.69 and distributions from net realized gain of $0.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$10.91	$10.73	$8.88	$8.06	$8.36
Income from Investment Operations
Net investment income (loss)A	.02	(.02)	–B	–B	.02	.01
Net realized and unrealized gain (loss)	(.34)	.27	.19	1.89	.80	(.30)
Total from investment operations	(.32)	.25	.19	1.89	.82	(.29)
Distributions from net investment income	–	–	–	(.03)	–	(.01)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	–	–B
Total distributions	(.01)	–	(.01)	(.04)	–	(.01)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.83	$11.16	$10.91	$10.73	$8.88	$8.06
Total ReturnC,D,E	(2.89)%	2.29%	1.76%	21.35%	10.17%	(3.47)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.09%H	2.07%	2.14%	2.19%	2.35%	2.55%
Expenses net of fee waivers, if any	2.09%H	2.07%	2.14%	2.18%	2.20%	2.20%
Expenses net of all reductions	2.09%H	2.06%	2.14%	2.17%	2.19%	2.18%
Net investment income (loss)	.45%H	(.15)%	.04%	.05%	.24%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$543	$800	$1,404	$1,579	$1,116	$473
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.12	$10.87	$10.69	$8.84	$8.03	$8.34
Income from Investment Operations
Net investment income (loss)A	.03	(.02)	.01	.01	.02	.01
Net realized and unrealized gain (loss)	(.35)	.27	.18	1.87	.80	(.31)
Total from investment operations	(.32)	.25	.19	1.88	.82	(.30)
Distributions from net investment income	–	–	–	(.02)	(.01)	(.01)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.01)	–	(.01)	(.03)	(.01)B	(.01)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$10.79	$11.12	$10.87	$10.69	$8.84	$8.03
Total ReturnE,F,G	(2.90)%	2.30%	1.77%	21.29%	10.27%	(3.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.05%J	2.06%	2.12%	2.19%	2.33%	2.52%
Expenses net of fee waivers, if any	2.05%J	2.06%	2.12%	2.18%	2.20%	2.20%
Expenses net of all reductions	2.05%J	2.05%	2.12%	2.17%	2.19%	2.18%
Net investment income (loss)	.49%J	(.15)%	.06%	.05%	.24%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$54,803	$52,378	$32,737	$17,196	$5,648	$2,767
Portfolio turnover rateK	35%J	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$11.10	$10.84	$8.95	$8.12	$8.40
Income from Investment Operations
Net investment income (loss)A	.09	.11	.13	.11	.11	.10
Net realized and unrealized gain (loss)	(.35)	.26	.19	1.88	.81	(.30)
Total from investment operations	(.26)	.37	.32	1.99	.92	(.20)
Distributions from net investment income	(.08)	(.09)	(.05)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.09)	(.09)	(.06)	(.10)B	(.09)	(.08)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.03	$11.38	$11.10	$10.84	$8.95	$8.12
Total ReturnD,E	(2.34)%	3.36%	2.96%	22.48%	11.41%	(2.47)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	.97%	1.04%	1.13%	1.28%	1.52%
Expenses net of fee waivers, if any	.96%H	.97%	1.04%	1.13%	1.20%	1.20%
Expenses net of all reductions	.96%H	.96%	1.04%	1.11%	1.19%	1.18%
Net investment income (loss)	1.58%H	.94%	1.14%	1.11%	1.24%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$989,532	$938,348	$635,607	$430,914	$149,526	$53,437
Portfolio turnover rateI	35%H	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.08	$10.84	$8.94	$8.12	$8.40
Income from Investment Operations
Net investment income (loss)A	.08	.11	.13	.11	.10	.10
Net realized and unrealized gain (loss)	(.34)	.27	.18	1.90	.81	(.30)
Total from investment operations	(.26)	.38	.31	2.01	.91	(.20)
Distributions from net investment income	(.08)	(.10)	(.06)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.01)	–	(.01)	(.01)	(.01)	(.01)
Total distributions	(.09)	(.10)	(.07)	(.11)	(.09)	(.08)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.01	$11.36	$11.08	$10.84	$8.94	$8.12
Total ReturnC,D	(2.34)%	3.41%	2.84%	22.66%	11.28%	(2.47)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.98%	1.04%	1.11%	1.27%	1.50%
Expenses net of fee waivers, if any	.97%G	.98%	1.04%	1.11%	1.20%	1.20%
Expenses net of all reductions	.96%G	.97%	1.04%	1.09%	1.19%	1.18%
Net investment income (loss)	1.58%G	.94%	1.14%	1.13%	1.24%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$344,685	$267,745	$121,554	$38,771	$3,992	$493
Portfolio turnover rateH	35%G	26%	27%	32%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$11.10	$10.84	$10.26
Income from Investment Operations
Net investment income (loss)B	.09	.12	.14	.02
Net realized and unrealized gain (loss)	(.35)	.27	.19	.56
Total from investment operations	(.26)	.39	.33	.58
Distributions from net investment income	(.09)	(.11)	(.06)	–
Distributions from net realized gain	(.01)	–	(.01)	–
Total distributions	(.10)	(.11)	(.07)	–
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$11.02	$11.38	$11.10	$10.84
Total ReturnD,E	(2.29)%	3.52%	3.07%	5.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.84%	.88%	.94%H
Expenses net of fee waivers, if any	.83%H	.84%	.88%	.94%H
Expenses net of all reductions	.83%H	.83%	.88%	.93%H
Net investment income (loss)	1.71%H	1.07%	1.30%	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,509	$897	$104	$106
Portfolio turnover rateI	35%H	26%	27%	32%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$176,397,956
Gross unrealized depreciation	(59,559,141)
Net unrealized appreciation (depreciation) on securities	$116,838,815
Tax cost	$1,637,437,209

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(26,434,969)
Long-term	(7,319,866)
Total no expiration	$(33,754,835)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $479,246,265 and $260,718,084, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$249,157	$357
Class T	.25%	.25%	69,243	–
Class B	.75%	.25%	3,364	2,523
Class C	.75%	.25%	263,379	98,751
			$585,143	$101,631

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$44,378
Class T	6,336
Class B(a)	6
Class C(a)	4,765
$55,485

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$220,276.22
Class T	43,164.31
Class B	1,028.31
Class C	69,895.27
International Growth	819,000.18
Class I	263,135.18
Class Z	2,268.05
	$1,418,766

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $799 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,311 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $10,140,516. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $330,325, including $34,892 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,575 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $35.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,363.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$857,306	$684,914
Class T	25,900	29,128
International Growth	6,508,406	5,239,951
Class I	1,913,593	1,064,923
Class Z	8,317	1,008
Total	$9,313,522	$7,019,924
From net realized gain
Class A	$137,169	$–
Class T	20,720	–
Class B	561	–
Class C	39,156	–
International Growth	667,539	–
Class I	196,266	–
Class Z	708	–
Total	$1,062,119	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	6,246,540	9,298,452	$67,129,589	$105,707,223
Reinvestment of distributions	86,341	60,570	970,468	669,298
Shares redeemed	(1,954,972)	(3,798,128)	(20,859,132)	(42,982,992)
Net increase (decrease)	4,377,909	5,560,894	$47,240,925	$63,393,529
Class T
Shares sold	366,792	1,158,910	$3,936,696	$13,286,739
Reinvestment of distributions	4,067	2,593	45,714	28,654
Shares redeemed	(350,025)	(1,005,399)	(3,686,315)	(11,627,373)
Net increase (decrease)	20,834	156,104	$296,095	$1,688,020
Class B
Shares sold	1,881	30,282	$19,678	$347,009
Reinvestment of distributions	50	–	556	–
Shares redeemed	(23,393)	(87,349)	(246,379)	(994,341)
Net increase (decrease)	(21,462)	(57,067)	$(226,145)	$(647,332)
Class C
Shares sold	819,268	2,689,800	$8,736,707	$30,433,427
Reinvestment of distributions	3,485	–	38,678	–
Shares redeemed	(454,625)	(991,400)	(4,741,050)	(10,978,888)
Net increase (decrease)	368,128	1,698,400	$4,034,335	$19,454,539
International Growth
Shares sold	17,140,428	39,705,804	$183,584,698	$456,131,993
Reinvestment of distributions	515,203	387,169	5,821,794	4,301,448
Shares redeemed	(10,385,791)	(14,942,156)	(110,850,155)	(169,380,325)
Net increase (decrease)	7,269,840	25,150,817	$78,556,337	$291,053,116
Class I
Shares sold	13,087,526	17,728,493	$140,430,050	$201,877,753
Reinvestment of distributions	177,277	92,582	1,999,688	1,026,733
Shares redeemed	(5,525,257)	(5,227,430)	(58,460,124)	(58,733,231)
Net increase (decrease)	7,739,546	12,593,645	$83,969,614	$144,171,255
Class Z
Shares sold	1,378,158	88,007	$14,776,889	$956,120
Reinvestment of distributions	799	91	9,025	1,008
Shares redeemed	(50,920)	(18,621)	(543,517)	(208,779)
Net increase (decrease)	1,328,037	69,477	$14,242,397	$748,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.26%
Actual		$1,000.00	$974.90	$6.19
Hypothetical-C		$1,000.00	$1,018.60	$6.32
Class T	1.60%
Actual		$1,000.00	$973.10	$7.85
Hypothetical-C		$1,000.00	$1,016.91	$8.02
Class B	2.09%
Actual		$1,000.00	$971.10	$10.24
Hypothetical-C		$1,000.00	$1,014.47	$10.47
Class C	2.05%
Actual		$1,000.00	$971.00	$10.05
Hypothetical-C		$1,000.00	$1,014.67	$10.27
International Growth	.96%
Actual		$1,000.00	$976.60	$4.72
Hypothetical-C		$1,000.00	$1,020.09	$4.82
Class I	.97%
Actual		$1,000.00	$976.60	$4.77
Hypothetical-C		$1,000.00	$1,020.04	$4.87
Class Z	.83%
Actual		$1,000.00	$977.10	$4.08
Hypothetical-C		$1,000.00	$1,020.74	$4.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AIGFI-SANN-0616
1.853345.108

Fidelity Advisor® International Small Cap Opportunities Fund - Class I Semi-Annual Report April 30, 2016 Class I is a class of Fidelity® International Small Cap Opportunities Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	25.1%
United Kingdom	20.5%
United States of America*	15.5%
Germany	6.6%
Italy	3.7%
Sweden	3.2%
Netherlands	2.5%
France	2.2%
Canada	2.0%
Other	18.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	26.0%
United Kingdom	21.7%
United States of America*	15.0%
Germany	5.7%
Italy	4.3%
Sweden	3.0%
Netherlands	2.8%
Australia	2.0%
Canada	1.9%
Other	17.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	92.2	91.8
Short-Term Investments and Net Other Assets (Liabilities)	7.8	8.2

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.0	2.0
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.8	1.6
Berendsen PLC (United Kingdom, Commercial Services & Supplies)	1.7	1.7
CTS Eventim AG (Germany, Media)	1.7	2.0
Fagerhult AB (Sweden, Electrical Equipment)	1.7	1.3
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.6	1.9
CompuGroup Medical AG (Germany, Health Care Technology)	1.6	1.0
OBIC Co. Ltd. (Japan, IT Services)	1.5	1.8
Sartorius AG (non-vtg.) (Germany, Health Care Equipment & Supplies)	1.4	1.6
Azimut Holding SpA (Italy, Capital Markets)	1.4	1.3
	16.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.6	20.5
Industrials	18.1	18.3
Financials	15.9	18.7
Information Technology	10.7	9.2
Health Care	10.3	8.5
Consumer Staples	8.5	8.5
Materials	6.7	6.7
Energy	1.4	1.4

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Australia - 2.0%
Beacon Lighting Group Ltd.	2,000,000	$2,767,674
DuluxGroup Ltd.	1,577,979	7,678,825
Imdex Ltd. (a)	2,434,488	379,468
RCG Corp. Ltd. (b)	6,779,148	7,061,699
TFS Corp. Ltd. (b)	4,354,304	5,164,840

TOTAL AUSTRALIA		23,052,506

Austria - 1.1%
Andritz AG	165,900	9,291,129
Zumtobel AG	316,081	4,115,128

TOTAL AUSTRIA		13,406,257

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC	944,579	4,392,292
Belgium - 1.2%
Gimv NV	56,688	3,148,164
KBC Ancora	304,448	10,747,590

TOTAL BELGIUM		13,895,754

Bermuda - 0.3%
Vostok New Ventures Ltd. SDR (a)	712,589	4,055,229
Canada - 2.0%
Cara Operations Ltd.	282,000	7,295,545
McCoy Global, Inc.	636,215	1,039,484
New Look Vision Group, Inc.	197,200	4,880,099
Pason Systems, Inc.	448,000	6,512,728
ShawCor Ltd. Class A	135,600	3,663,697
Tesco Corp.	40,447	382,629

TOTAL CANADA		23,774,182

Cayman Islands - 0.6%
58.com, Inc. ADR (a)	67,900	3,710,735
Value Partners Group Ltd.	3,938,000	3,759,022

TOTAL CAYMAN ISLANDS		7,469,757

Denmark - 1.6%
Jyske Bank A/S (Reg.)	213,127	8,725,494
Scandinavian Tobacco Group A/S	200,000	3,181,685
Spar Nord Bank A/S	796,369	6,493,770

TOTAL DENMARK		18,400,949

Finland - 0.6%
Tikkurila Oyj	431,646	7,567,063
France - 2.2%
Elis SA	380,597	6,988,095
Laurent-Perrier Group SA	49,163	4,179,836
Vetoquinol SA	118,184	4,898,823
Virbac SA (b)	51,152	9,330,455

TOTAL FRANCE		25,397,209

Germany - 5.2%
alstria office REIT-AG	448,700	6,293,853
CompuGroup Medical AG	476,478	18,713,776
CTS Eventim AG	568,280	19,905,189
Fielmann AG	151,773	11,190,188
Nexus AG	278,558	4,880,131

TOTAL GERMANY		60,983,137

Greece - 0.3%
Titan Cement Co. SA (Reg.)	139,480	3,181,769
India - 0.5%
Jyothy Laboratories Ltd.	1,189,354	5,450,307
Ireland - 1.3%
FBD Holdings PLC	240,328	1,761,200
James Hardie Industries PLC:
CDI	405,775	5,717,080
sponsored ADR	564,575	7,915,342

TOTAL IRELAND		15,393,622

Isle of Man - 0.7%
Playtech Ltd.	717,342	8,432,321
Israel - 2.0%
Azrieli Group	165,005	6,553,478
Ituran Location & Control Ltd.	383,208	7,970,726
Sarine Technologies Ltd.	665,700	816,749
Strauss Group Ltd.	484,244	7,673,617

TOTAL ISRAEL		23,014,570

Italy - 3.7%
Azimut Holding SpA	641,097	16,135,257
Banco di Desio e della Brianza SpA	1,070,000	3,016,451
Beni Stabili SpA SIIQ	12,945,675	9,590,769
Interpump Group SpA	1,027,943	14,795,470

TOTAL ITALY		43,537,947

Japan - 25.1%
Aoki Super Co. Ltd.	273,000	3,225,856
Artnature, Inc.	891,000	7,387,610
Asahi Co. Ltd.	460,400	6,828,776
Autobacs Seven Co. Ltd.	380,300	6,561,433
Azbil Corp.	594,000	15,241,018
Broadleaf Co. Ltd.	76,700	757,954
Central Automotive Products Ltd. (c)	12,000	100,017
Century21 Real Estate Japan Ltd. (c)	4,100	45,648
Coca-Cola Central Japan Co. Ltd.	333,300	6,106,357
Daiichikosho Co. Ltd.	221,300	9,277,286
Daikokutenbussan Co. Ltd.	169,100	7,599,991
Funai Soken Holdings, Inc.	210,000	3,186,088
GCA Savvian Group Corp.	447,600	4,135,967
Glory Ltd. (d)	277,100	9,075,383
Goldcrest Co. Ltd.	522,130	7,476,255
Iwatsuka Confectionary Co. Ltd.	50,400	2,283,383
Japan Digital Laboratory Co.	459,100	6,210,344
Kobayashi Pharmaceutical Co. Ltd.	132,000	10,514,151
Koshidaka Holdings Co. Ltd.	166,900	3,281,884
Lasertec Corp.	376,136	4,890,217
Medikit Co. Ltd. (c)	126,700	4,417,152
Meiko Network Japan Co. Ltd.	112,600	1,241,872
Miraial Co. Ltd.	38,200	269,148
Nagaileben Co. Ltd.	562,600	11,480,790
Nakano Refrigerators Co. Ltd.	135,000	3,229,851
ND Software Co. Ltd.	73,843	607,845
Nihon Parkerizing Co. Ltd.	1,427,500	12,591,122
NS Tool Co. Ltd. (b)	35,600	590,226
OBIC Co. Ltd.	336,500	17,686,755
OSG Corp.	715,000	13,287,288
Paramount Bed Holdings Co. Ltd.	229,400	8,533,414
ProNexus, Inc. (d)	569,600	5,760,400
San-Ai Oil Co. Ltd.	630,000	4,415,294
Seven Bank Ltd.	2,834,900	12,046,080
SHO-BOND Holdings Co. Ltd.	263,700	11,410,078
Shoei Co. Ltd.	309,426	4,683,769
SK Kaken Co. Ltd.	75,000	6,153,866
Software Service, Inc.	62,900	2,429,462
Techno Medica Co. Ltd.	79,491	1,666,416
The Monogatari Corp.	104,300	4,922,928
The Nippon Synthetic Chemical Industry Co. Ltd.	391,000	2,359,434
TKC Corp.	247,400	6,721,508
Tocalo Co. Ltd.	117,000	2,104,645
Tsutsumi Jewelry Co. Ltd.	139,000	2,903,454
USS Co. Ltd.	1,498,300	23,700,626
Workman Co. Ltd.	212,500	6,680,033
Yamada Consulting Group Co. Ltd.	134,495	4,108,888
Yamato Kogyo Co. Ltd.	99,100	2,326,325

TOTAL JAPAN		292,514,287

Korea (South) - 1.4%
BGFretail Co. Ltd.	84,156	13,662,702
Leeno Industrial, Inc.	57,500	2,150,588

TOTAL KOREA (SOUTH)		15,813,290

Mexico - 0.6%
Consorcio ARA S.A.B. de CV	17,196,078	6,746,637
Netherlands - 2.5%
Aalberts Industries NV	319,501	10,946,071
Heijmans NV (Certificaten Van Aandelen) (a)	304,192	2,866,633
VastNed Retail NV	337,390	14,854,328

TOTAL NETHERLANDS		28,667,032

Norway - 0.5%
Kongsberg Gruppen ASA	320,500	5,373,610
Philippines - 0.4%
Jollibee Food Corp.	1,026,090	5,008,829
South Africa - 0.6%
Clicks Group Ltd.	899,913	6,572,695
Spain - 2.0%
Hispania Activos Inmobiliarios SA (a)	210,543	3,085,853
Merlin Properties Socimi SA	613,100	7,125,606
Prosegur Compania de Seguridad SA (Reg.)	2,317,590	13,401,470

TOTAL SPAIN		23,612,929

Sweden - 3.2%
Fagerhult AB	842,305	19,614,223
Intrum Justitia AB (b)	273,334	9,809,520
Saab AB (B Shares)	227,500	7,782,160

TOTAL SWEDEN		37,205,903

Switzerland - 0.3%
Tecan Group AG	24,053	3,339,789
Taiwan - 0.3%
Addcn Technology Co. Ltd.	516,900	3,968,399
United Kingdom - 20.5%
AA PLC	1,441,400	5,867,599
Alliance Pharma PLC	4,253,100	2,796,488
Bellway PLC	439,872	15,727,333
Berendsen PLC	1,173,163	20,227,172
Britvic PLC	543,571	5,591,441
Dechra Pharmaceuticals PLC	609,609	9,851,476
DP Poland PLC (a)(e)	8,208,000	3,118,211
Elementis PLC	3,262,010	10,290,411
Great Portland Estates PLC	961,189	10,645,665
Hilton Food Group PLC	222,288	1,828,602
Howden Joinery Group PLC	1,639,800	11,836,209
Informa PLC	1,613,965	15,434,713
InterContinental Hotel Group PLC ADR (b)	216,931	8,707,610
ITE Group PLC	2,882,634	6,539,069
JUST EAT Ltd. (a)	819,470	4,591,909
Rightmove PLC	166,747	9,399,723
Shaftesbury PLC	1,092,673	14,528,688
Spectris PLC	557,278	14,827,798
Spirax-Sarco Engineering PLC	408,791	20,397,965
Taylor Wimpey PLC	1,686,800	4,542,383
Ted Baker PLC	233,700	8,144,078
Topps Tiles PLC	2,473,300	4,914,853
Ultra Electronics Holdings PLC	392,558	10,129,531
Unite Group PLC	2,079,823	19,221,254

TOTAL UNITED KINGDOM		239,160,181

United States of America - 7.7%
ANSYS, Inc. (a)	36,085	3,275,435
Autoliv, Inc. (b)	65,200	7,985,044
Broadridge Financial Solutions, Inc.	93,905	5,619,275
China Biologic Products, Inc. (a)	110,380	12,914,460
Domino's Pizza, Inc.	44,000	5,318,720
Energizer Holdings, Inc.	54,409	2,366,247
Kennedy-Wilson Holdings, Inc.	556,629	12,028,753
Martin Marietta Materials, Inc.	34,720	5,875,666
Mohawk Industries, Inc. (a)	42,600	8,206,038
PriceSmart, Inc.	147,199	12,738,601
ResMed, Inc.	86,095	4,804,101
SS&C Technologies Holdings, Inc.	152,058	9,298,347

TOTAL UNITED STATES OF AMERICA		90,430,687

TOTAL COMMON STOCKS
(Cost $941,309,093)		1,059,819,139

Nonconvertible Preferred Stocks - 1.4%
Germany - 1.4%
Sartorius AG (non-vtg.)
(Cost $9,231,224)	65,520	16,163,851

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.38% (f)	85,942,201	85,942,201
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	13,328,610	13,328,610
TOTAL MONEY MARKET FUNDS
(Cost $99,270,811)		99,270,811
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,049,811,128)		1,175,253,801
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,959,739)
NET ASSETS - 100%		$1,167,294,062

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$167,523
Fidelity Securities Lending Cash Central Fund	77,863
Total	$245,386

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DP Poland PLC	$2,507,081	$321,456	$--	$--	$3,118,211
Total	$2,507,081	$321,456	$--	$--	$3,118,211

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$241,379,798	$171,197,720	$70,182,078	$--
Consumer Staples	97,181,396	60,064,048	37,117,348	--
Energy	16,013,832	11,598,538	4,415,294	--
Financials	188,656,059	161,193,087	27,462,972	--
Health Care	121,220,721	92,085,642	29,135,079	--
Industrials	209,307,773	156,554,926	52,752,847	--
Information Technology	125,022,200	73,245,256	51,776,944	--
Materials	77,201,211	50,588,695	26,612,516	--
Money Market Funds	99,270,811	99,270,811	--	--
Total Investments in Securities:	$1,175,253,801	$875,798,723	$299,455,078	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$3,963,761
Level 2 to Level 1	$28,474,370

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,034,826) — See accompanying schedule: Unaffiliated issuers (cost $948,419,765)	$1,072,864,779
Fidelity Central Funds (cost $99,270,811)	99,270,811
Other affiliated issuers (cost $2,120,552)	3,118,211
Total Investments (cost $1,049,811,128)		$1,175,253,801
Receivable for investments sold
Regular delivery		759,807
Delayed delivery		139,587
Receivable for fund shares sold		1,947,400
Dividends receivable		5,382,395
Distributions receivable from Fidelity Central Funds		62,435
Prepaid expenses		498
Other receivables		2,840
Total assets		1,183,548,763
Liabilities
Payable to custodian bank	$27,592
Payable for investments purchased
Regular delivery	62,835
Delayed delivery	30,608
Payable for fund shares redeemed	1,639,204
Accrued management fee	826,592
Distribution and service plan fees payable	30,380
Other affiliated payables	242,791
Other payables and accrued expenses	66,089
Collateral on securities loaned, at value	13,328,610
Total liabilities		16,254,701
Net Assets		$1,167,294,062
Net Assets consist of:
Paid in capital		$1,286,497,613
Undistributed net investment income		3,446,654
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(248,244,637)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		125,594,432
Net Assets		$1,167,294,062
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($50,512,499 ÷ 3,421,332 shares)		$14.76
Maximum offering price per share (100/94.25 of $14.76)		$15.66
Class T:
Net Asset Value and redemption price per share ($13,820,005 ÷ 943,286 shares)		$14.65
Maximum offering price per share (100/96.50 of $14.65)		$15.18
Class B:
Net Asset Value and offering price per share ($354,955 ÷ 24,616 shares)(a)		$14.42
Class C:
Net Asset Value and offering price per share ($16,766,047 ÷ 1,174,289 shares)(a)		$14.28
International Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($943,035,473 ÷ 63,201,820 shares)		$14.92
Class I:
Net Asset Value, offering price and redemption price per share ($142,805,083 ÷ 9,576,371 shares)		$14.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$10,624,721
Income from Fidelity Central Funds		245,386
Income before foreign taxes withheld		10,870,107
Less foreign taxes withheld		(928,950)
Total income		9,941,157
Expenses
Management fee
Basic fee	$4,515,535
Performance adjustment	205,580
Transfer agent fees	1,169,397
Distribution and service plan fees	178,936
Accounting and security lending fees	247,112
Custodian fees and expenses	97,381
Independent trustees' compensation	2,222
Registration fees	58,793
Audit	45,289
Legal	1,350
Miscellaneous	2,905
Total expenses before reductions	6,524,500
Expense reductions	(4,405)	6,520,095
Net investment income (loss)		3,421,062
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,404,515
Foreign currency transactions	1,988
Total net realized gain (loss)		13,406,503
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,093,560)
Assets and liabilities in foreign currencies	188,590
Total change in net unrealized appreciation (depreciation)		(3,904,970)
Net gain (loss)		9,501,533
Net increase (decrease) in net assets resulting from operations		$12,922,595

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,421,062	$4,880,273
Net realized gain (loss)	13,406,503	32,155,951
Change in net unrealized appreciation (depreciation)	(3,904,970)	15,708,708
Net increase (decrease) in net assets resulting from operations	12,922,595	52,744,932
Distributions to shareholders from net investment income	(4,852,691)	(3,982,311)
Distributions to shareholders from net realized gain	(4,655,673)	(949,656)
Total distributions	(9,508,364)	(4,931,967)
Share transactions - net increase (decrease)	206,876,426	250,623,581
Redemption fees	159,056	196,651
Total increase (decrease) in net assets	210,449,713	298,633,197
Net Assets
Beginning of period	956,844,349	658,211,152
End of period (including undistributed net investment income of $3,446,654 and undistributed net investment income of $4,878,283, respectively)	$1,167,294,062	$956,844,349

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.75	$13.65	$13.68	$10.78	$9.75	$9.82
Income from Investment Operations
Net investment income (loss)A	.03	.06	.05	.07	.08	.15B
Net realized and unrealized gain (loss)	.10	1.11	.05	2.91	1.07	(.07)
Total from investment operations	.13	1.17	.10	2.98	1.15	.08
Distributions from net investment income	(.05)	(.05)	(.06)	(.08)	(.11)	(.11)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.12)	(.07)	(.13)C	(.08)D	(.12)	(.15)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$14.76	$14.75	$13.65	$13.68	$10.78	$9.75
Total ReturnF,G,H	.89%	8.62%	.78%	27.85%	12.00%	.81%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.47%K	1.52%	1.63%	1.70%	1.75%	1.34%
Expenses net of fee waivers, if any	1.47%K	1.52%	1.63%	1.65%	1.65%	1.33%
Expenses net of all reductions	1.47%K	1.51%	1.63%	1.64%	1.64%	1.32%
Net investment income (loss)	.40%K	.38%	.33%	.59%	.85%	1.44%B
Supplemental Data
Net assets, end of period (000 omitted)	$50,512	$42,289	$25,041	$22,052	$18,194	$18,686
Portfolio turnover rateL	19%K	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.079 per share.

 D Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$13.53	$13.56	$10.69	$9.66	$9.72
Income from Investment Operations
Net investment income (loss)A	.01	.01	.01	.04	.06	.12B
Net realized and unrealized gain (loss)	.10	1.11	.06	2.89	1.06	(.06)
Total from investment operations	.11	1.12	.07	2.93	1.12	.06
Distributions from net investment income	(.01)	(.01)	(.02)	(.05)	(.08)	(.08)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.08)	(.03)	(.10)	(.06)	(.09)	(.12)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.65	$14.62	$13.53	$13.56	$10.69	$9.66
Total ReturnD,E,F	.75%	8.27%	.55%	27.53%	11.72%	.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.79%I	1.80%	1.89%	1.96%	2.02%	1.60%
Expenses net of fee waivers, if any	1.78%I	1.80%	1.89%	1.90%	1.90%	1.60%
Expenses net of all reductions	1.78%I	1.80%	1.89%	1.89%	1.89%	1.59%
Net investment income (loss)	.08%I	.10%	.07%	.34%	.60%	1.17%B
Supplemental Data
Net assets, end of period (000 omitted)	$13,820	$13,296	$9,913	$9,634	$8,169	$8,701
Portfolio turnover rateJ	19%I	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.35	$13.31	$13.31	$10.50	$9.48	$9.54
Income from Investment Operations
Net investment income (loss)A	(.03)	(.06)	(.06)	(.02)	.01	.07B
Net realized and unrealized gain (loss)	.10	1.10	.06	2.84	1.05	(.06)
Total from investment operations	.07	1.04	–	2.82	1.06	.01
Distributions from net investment income	–	–	–	–C	(.03)	(.06)
Distributions from net realized gain	–	–	–	(.01)	(.01)	(.02)
Total distributions	–	–	–	(.01)	(.04)	(.07)D
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.42	$14.35	$13.31	$13.31	$10.50	$9.48
Total ReturnE,F,G	.49%	7.81%	-%	26.86%	11.21%	.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.28%J	2.30%	2.38%	2.46%	2.50%	2.09%
Expenses net of fee waivers, if any	2.28%J	2.30%	2.38%	2.40%	2.40%	2.09%
Expenses net of all reductions	2.28%J	2.29%	2.38%	2.39%	2.39%	2.07%
Net investment income (loss)	(.41)%J	(.39)%	(.43)%	(.16)%	.10%	.68%B
Supplemental Data
Net assets, end of period (000 omitted)	$355	$604	$744	$1,410	$1,966	$2,293
Portfolio turnover rateK	19%J	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.26	$13.23	$13.28	$10.48	$9.47	$9.53
Income from Investment Operations
Net investment income (loss)A	(.03)	(.05)	(.06)	(.02)	.01	.07B
Net realized and unrealized gain (loss)	.10	1.08	.06	2.84	1.04	(.06)
Total from investment operations	.07	1.03	–	2.82	1.05	.01
Distributions from net investment income	–	–	–	(.01)	(.03)	(.06)
Distributions from net realized gain	(.05)	–	(.05)	(.01)	(.01)	(.02)
Total distributions	(.05)	–	(.05)	(.02)	(.04)	(.07)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$14.28	$14.26	$13.23	$13.28	$10.48	$9.47
Total ReturnE,F,G	.51%	7.79%	.03%	26.91%	11.13%	.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.27%J	2.27%	2.38%	2.45%	2.50%	2.09%
Expenses net of fee waivers, if any	2.27%J	2.27%	2.38%	2.40%	2.40%	2.09%
Expenses net of all reductions	2.27%J	2.26%	2.38%	2.39%	2.39%	2.07%
Net investment income (loss)	(.40)%J	(.36)%	(.42)%	(.16)%	.10%	.68%B
Supplemental Data
Net assets, end of period (000 omitted)	$16,766	$17,370	$8,438	$8,070	$6,608	$6,900
Portfolio turnover rateK	19%J	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.91	$13.80	$13.82	$10.88	$9.85	$9.92
Income from Investment Operations
Net investment income (loss)A	.05	.10	.09	.10	.11	.17B
Net realized and unrealized gain (loss)	.11	1.12	.06	2.95	1.07	(.06)
Total from investment operations	.16	1.22	.15	3.05	1.18	.11
Distributions from net investment income	(.08)	(.09)	(.09)	(.10)	(.14)	(.14)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.15)	(.11)	(.17)	(.11)	(.15)	(.18)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.92	$14.91	$13.80	$13.82	$10.88	$9.85
Total ReturnD,E	1.03%	8.92%	1.11%	28.24%	12.21%	1.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.19%H	1.23%	1.30%	1.39%	1.47%	1.08%
Expenses net of fee waivers, if any	1.19%H	1.22%	1.30%	1.39%	1.40%	1.08%
Expenses net of all reductions	1.19%H	1.22%	1.30%	1.38%	1.39%	1.06%
Net investment income (loss)	.68%H	.68%	.65%	.85%	1.10%	1.69%B
Supplemental Data
Net assets, end of period (000 omitted)	$943,035	$762,563	$584,253	$518,121	$334,918	$328,262
Portfolio turnover rateI	19%H	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.91	$13.81	$13.83	$10.90	$9.86	$9.93
Income from Investment Operations
Net investment income (loss)A	.05	.10	.08	.11	.11	.18B
Net realized and unrealized gain (loss)	.10	1.13	.07	2.93	1.08	(.06)
Total from investment operations	.15	1.23	.15	3.04	1.19	.12
Distributions from net investment income	(.08)	(.11)	(.09)	(.10)	(.14)	(.15)
Distributions from net realized gain	(.07)	(.02)	(.08)	(.01)	(.01)	(.04)
Total distributions	(.15)	(.13)	(.17)	(.11)	(.15)	(.19)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$14.91	$14.91	$13.81	$13.83	$10.90	$9.86
Total ReturnD,E	1.02%	8.98%	1.11%	28.11%	12.32%	1.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.17%H	1.19%	1.36%	1.38%	1.44%	1.03%
Expenses net of fee waivers, if any	1.17%H	1.19%	1.36%	1.37%	1.40%	1.03%
Expenses net of all reductions	1.17%H	1.18%	1.36%	1.37%	1.39%	1.02%
Net investment income (loss)	.69%H	.71%	.60%	.87%	1.10%	1.74%B
Supplemental Data
Net assets, end of period (000 omitted)	$142,805	$120,723	$29,822	$5,670	$4,591	$1,395
Portfolio turnover rateI	19%H	21%	18%	31%	28%	24%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR)Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$176,851,154
Gross unrealized depreciation	(57,863,025)
Net unrealized appreciation (depreciation) on securities	$118,988,129
Tax cost	$1,056,265,672

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$(252,792,060)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $281,152,699 and $93,148,449, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .89% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$58,445	$2,292
Class T	.25%	.25%	33,578	–
Class B	.75%	.25%	2,413	1,810
Class C	.75%	.25%	84,500	22,481
			$178,936	$26,583

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,019
Class T	3,054
Class B(a)	13
Class C(a)	2,125
$17,211

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$57,114.24
Class T	21,051.31
Class B	732.30
Class C	24,999.30
International Small Cap Opportunities	936,327.22
Class I	129,174.20
	$1,169,397

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $611 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $918 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $77,863, including $1,988 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $705 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $47.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund- level operating expenses in the amount of $3,653.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$159,395	$91,925
Class T	9,385	4,261
International Small Cap Opportunities	3,989,748	3,599,410
Class I	694,163	286,715
Total	$4,852,691	$3,982,311
From net realized gain
Class A	$214,570	$38,609
Class T	65,696	14,913
Class C	66,143	–
International Small Cap Opportunities	3,723,825	839,863
Class I	585,439	56,271
Total	$4,655,673	$949,656

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	950,569	1,605,762	$13,701,055	$23,674,805
Reinvestment of distributions	24,184	9,185	359,376	124,545
Shares redeemed	(419,609)	(582,997)	(5,931,692)	(8,244,833)
Net increase (decrease)	555,144	1,031,950	$8,128,739	$15,554,517
Class T
Shares sold	160,496	309,765	$2,280,756	$4,543,322
Reinvestment of distributions	5,021	1,404	74,158	18,926
Shares redeemed	(131,388)	(134,926)	(1,815,377)	(1,907,198)
Net increase (decrease)	34,129	176,243	$539,537	$2,655,050
Class B
Shares sold	3,601	9,791	$51,565	$136,845
Shares redeemed	(21,080)	(23,615)	(295,529)	(329,326)
Net increase (decrease)	(17,479)	(13,824)	$(243,964)	$(192,481)
Class C
Shares sold	212,639	838,785	$2,969,254	$12,019,463
Reinvestment of distributions	4,483	–	64,648	–
Shares redeemed	(260,791)	(258,762)	(3,487,650)	(3,578,649)
Net increase (decrease)	(43,669)	580,023	$(453,748)	$8,440,814
International Small Cap Opportunities
Shares sold	21,099,085	18,903,102	$306,137,737	$282,906,392
Reinvestment of distributions	402,267	239,997	6,034,011	3,280,752
Shares redeemed	(9,435,850)	(10,354,861)	(135,324,878)	(146,998,081)
Net increase (decrease)	12,065,502	8,788,238	$176,846,870	$139,189,063
Class I
Shares sold	2,990,658	7,108,830	$43,408,539	$102,023,907
Reinvestment of distributions	75,351	23,468	1,129,506	320,812
Shares redeemed	(1,586,288)	(1,195,608)	(22,479,053)	(17,368,101)
Net increase (decrease)	1,479,721	5,936,690	$22,058,992	$84,976,618

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.47%
Actual		$1,000.00	$1,008.90	$7.34
Hypothetical-C		$1,000.00	$1,017.55	$7.37
Class T	1.78%
Actual		$1,000.00	$1,007.50	$8.88
Hypothetical-C		$1,000.00	$1,016.01	$8.92
Class B	2.28%
Actual		$1,000.00	$1,004.90	$11.37
Hypothetical-C		$1,000.00	$1,013.53	$11.41
Class C	2.27%
Actual		$1,000.00	$1,005.10	$11.32
Hypothetical-C		$1,000.00	$1,013.58	$11.36
International Small Cap Opportunities	1.19%
Actual		$1,000.00	$1,010.30	$5.95
Hypothetical-C		$1,000.00	$1,018.95	$5.97
Class I	1.17%
Actual		$1,000.00	$1,010.20	$5.85
Hypothetical-C		$1,000.00	$1,019.05	$5.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AILSI-SANN-0616
1.815085.110

Fidelity Advisor® International Discovery Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

April 30, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® International Discovery Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	17.3%
United Kingdom	14.5%
France	9.6%
Germany	8.0%
United States of America*	5.8%
Switzerland	4.3%
Sweden	4.1%
Hong Kong	3.3%
Netherlands	3.3%
Other	29.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	19.1%
Japan	15.9%
France	9.6%
United States of America*	7.3%
Germany	5.5%
Switzerland	5.1%
Netherlands	4.0%
Sweden	3.1%
Hong Kong	3.0%
Other	27.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.1	97.5
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.9	2.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.2	2.0
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.7	1.6
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.6	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.5	1.4
AIA Group Ltd. (Hong Kong, Insurance)	1.5	1.3
ORIX Corp. (Japan, Diversified Financial Services)	1.4	0.9
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.4	1.3
VINCI SA (France, Construction & Engineering)	1.4	0.9
KDDI Corp. (Japan, Wireless Telecommunication Services)	1.4	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3	1.2
	15.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	24.2
Consumer Discretionary	15.3	17.4
Consumer Staples	13.2	11.9
Health Care	12.5	12.8
Industrials	10.7	10.5
Information Technology	10.0	7.5
Energy	5.0	4.3
Telecommunication Services	4.8	4.9
Materials	3.6	2.3
Utilities	0.6	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
Australia - 2.5%
1-Page Ltd. (a)(b)	2,531,460	$1,857
Ansell Ltd. (a)	1,588,251	24,068
Australia & New Zealand Banking Group Ltd.	2,945,060	53,983
Burson Group Ltd.	7,454,296	28,226
Magellan Financial Group Ltd.	1,204,177	19,685
Mantra Group Ltd.	7,793,893	21,927
Ramsay Health Care Ltd.	1,164,235	57,495
Spark Infrastructure Group unit	31,636,214	49,793

TOTAL AUSTRALIA		257,034

Austria - 0.5%
Andritz AG	444,500	24,894
Erste Group Bank AG	995,900	28,646

TOTAL AUSTRIA		53,540

Bailiwick of Jersey - 1.2%
Integrated Diagnostics Holdings PLC	4,932,400	22,936
Randgold Resources Ltd. sponsored ADR	241,314	24,252
Regus PLC	11,055,488	47,233
Wolseley PLC	514,260	28,805

TOTAL BAILIWICK OF JERSEY		123,226

Belgium - 2.0%
Anheuser-Busch InBev SA NV	1,203,427	148,960
KBC Groep NV	857,319	48,131

TOTAL BELGIUM		197,091

Bermuda - 0.3%
PAX Global Technology Ltd.	29,071,000	25,037
Canada - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	781,500	34,257
Cenovus Energy, Inc.	2,806,100	44,483
Constellation Software, Inc.	156,500	61,161
Franco-Nevada Corp.	297,300	20,859
PrairieSky Royalty Ltd. (b)	1,734,473	36,522
Suncor Energy, Inc.	676,200	19,849

TOTAL CANADA		217,131

Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	453,700	34,908
Ctrip.com International Ltd. ADR (a)	294,500	12,843
Lee's Pharmaceutical Holdings Ltd.	6,734,664	5,449
New Oriental Education & Technology Group, Inc. sponsored ADR	830,000	32,503

TOTAL CAYMAN ISLANDS		85,703

China - 0.6%
Jiangsu Hengrui Medicine Co. Ltd.	4,183,623	30,165
Kweichow Moutai Co. Ltd.	663,582	25,748

TOTAL CHINA		55,913

Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	517,230	129
Denmark - 1.3%
Novo Nordisk A/S Series B	2,371,645	132,419
Finland - 0.7%
Sampo Oyj (A Shares)	1,653,500	72,193
France - 9.6%
Accor SA (b)	1,684,918	74,636
ALTEN	608,659	37,635
Altran Technologies SA	2,384,000	35,365
Amundi SA	516,400	23,765
Atos Origin SA	444,123	39,530
AXA SA (b)	4,402,300	111,156
Capgemini SA	855,800	79,894
Cegedim SA (a)	536,390	14,728
Havas SA	4,815,644	40,297
Sanofi SA	467,356	38,523
Sodexo SA	431,200	43,543
SR Teleperformance SA	290,100	26,043
Total SA	4,385,111	221,630
Unibail-Rodamco	156,500	41,933
VINCI SA (b)	1,924,900	143,796

TOTAL FRANCE		972,474

Germany - 8.0%
Axel Springer Verlag AG	625,002	34,896
Bayer AG	345,100	39,812
Beiersdorf AG	242,900	21,794
Continental AG	297,600	65,359
Deutsche Boerse AG	526,494	43,219
Deutsche Telekom AG	3,241,500	56,899
Fresenius SE & Co. KGaA	468,700	34,090
GEA Group AG	878,941	40,750
KION Group AG	1,369,149	74,593
LEG Immobilien AG	314,266	29,080
Nexus AG	614,500	10,766
ProSiebenSat.1 Media AG	1,170,000	59,644
Rational AG	104,405	53,002
SAP AG	1,390,594	109,107
Siemens AG	685,498	71,736
Symrise AG	637,700	42,249
United Internet AG	430,714	21,027

TOTAL GERMANY		808,023

Hong Kong - 3.3%
AIA Group Ltd.	24,704,000	147,844
China Resources Beer Holdings Co. Ltd.	16,944,000	37,233
Techtronic Industries Co. Ltd.	38,444,000	144,114

TOTAL HONG KONG		329,191

India - 2.6%
Bharti Infratel Ltd.	12,647,734	71,392
Dr Lal Pathlabs Ltd.	798,016	11,835
HDFC Bank Ltd. sponsored ADR	1,290,984	81,164
Housing Development Finance Corp. Ltd.	6,148,295	100,746

TOTAL INDIA		265,137

Ireland - 2.7%
Cairn Homes PLC (a)	17,549,270	22,506
CRH PLC	1,051,000	30,587
Dalata Hotel Group PLC (a)	5,686,103	28,706
Green REIT PLC	9,492,200	15,673
Irish Continental Group PLC unit	101,800	600
James Hardie Industries PLC CDI	1,482,921	20,893
Kerry Group PLC Class A	983,700	87,712
Ryanair Holdings PLC sponsored ADR	809,300	65,513

TOTAL IRELAND		272,190

Isle of Man - 0.8%
Optimal Payments PLC (a)	11,752,725	65,462
Playtech Ltd.	1,386,935	16,303

TOTAL ISLE OF MAN		81,765

Israel - 1.9%
Frutarom Industries Ltd.	1,032,000	52,892
Partner Communications Co. Ltd. (a)	2,268,862	11,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,291,300	124,761

TOTAL ISRAEL		189,457

Italy - 1.6%
De Longhi SpA	1,669,626	38,446
Intesa Sanpaolo SpA	30,697,900	85,334
Mediaset SpA	3,440,200	15,481
Telecom Italia SpA (a)	25,339,200	24,743

TOTAL ITALY		164,004

Japan - 17.3%
ACOM Co. Ltd. (a)	3,246,300	16,935
Aozora Bank Ltd.	9,464,000	33,578
Asahi Group Holdings	1,066,900	33,860
Astellas Pharma, Inc.	6,953,700	93,754
Casio Computer Co. Ltd. (b)	2,015,200	38,343
Daito Trust Construction Co. Ltd.	209,500	29,630
Dentsu, Inc.	1,274,300	64,746
Don Quijote Holdings Co. Ltd.	1,338,100	47,604
Hoya Corp.	1,793,800	68,692
Japan Exchange Group, Inc.	1,920,700	28,605
Japan Tobacco, Inc.	2,318,600	94,733
KDDI Corp.	4,728,900	136,219
Keyence Corp.	95,360	57,158
Misumi Group, Inc.	3,181,300	43,933
Mitsubishi UFJ Financial Group, Inc.	11,142,500	51,421
Monex Group, Inc.	12,207,949	31,493
NEC Corp.	8,879,000	21,609
Nidec Corp.	324,300	23,763
Nintendo Co. Ltd.	274,100	37,113
Nippon Telegraph & Telephone Corp.	904,500	40,477
Olympus Corp.	3,148,400	122,651
ORIX Corp.	10,231,600	144,725
Seven & i Holdings Co. Ltd.	1,034,700	42,218
Seven Bank Ltd.	12,039,600	51,159
Shinsei Bank Ltd.	14,227,000	19,940
Shionogi & Co. Ltd.	856,200	43,702
Sony Corp.	3,594,500	87,065
Sundrug Co. Ltd.	622,500	44,232
Tsuruha Holdings, Inc.	834,000	79,994
United Arrows Ltd.	991,300	39,833
VT Holdings Co. Ltd.	3,872,500	19,566
Welcia Holdings Co. Ltd.	1,150,800	60,788

TOTAL JAPAN		1,749,539

Luxembourg - 0.9%
Eurofins Scientific SA	120,139	44,578
Grand City Properties SA	1,528,397	33,759
Senvion SA	708,900	12,460

TOTAL LUXEMBOURG		90,797

Marshall Islands - 0.1%
Hoegh LNG Partners LP (c)	715,655	12,896
Netherlands - 3.3%
AerCap Holdings NV (a)	562,900	22,522
IMCD Group BV	1,926,800	77,794
ING Groep NV (Certificaten Van Aandelen)	4,956,300	60,696
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,814,100	167,553

TOTAL NETHERLANDS		328,565

New Zealand - 0.8%
EBOS Group Ltd.	3,154,998	35,160
Ryman Healthcare Group Ltd.	7,137,434	44,505

TOTAL NEW ZEALAND		79,665

Norway - 1.6%
Statoil ASA (b)	9,044,100	159,188
Philippines - 0.3%
SM Investments Corp.	1,641,730	32,950
Romania - 0.2%
Banca Transilvania SA	31,143,575	21,373
South Africa - 1.3%
EOH Holdings Ltd.	2,855,067	27,788
Naspers Ltd. Class N	720,500	98,860

TOTAL SOUTH AFRICA		126,648

Spain - 2.5%
Amadeus IT Holding SA Class A	1,717,100	78,135
Atresmedia Corporacion de Medios de Comunicacion SA	1,719,200	22,383
Hispania Activos Inmobiliarios SA (a)	1,085,200	15,905
Inditex SA	2,288,877	73,476
Mediaset Espana Comunicacion SA	2,931,000	38,059
Merlin Properties Socimi SA	2,483,100	28,859

TOTAL SPAIN		256,817

Sweden - 4.1%
ASSA ABLOY AB (B Shares)	3,682,800	77,229
Getinge AB (B Shares)	2,461,330	52,044
HEXPOL AB (B Shares) (b)	2,967,500	30,671
Indutrade AB (b)	201,100	11,276
Nordea Bank AB	5,749,200	55,806
Saab AB (B Shares)	980,200	33,530
Sandvik AB (b)	2,242,600	23,011
Svenska Cellulosa AB (SCA) (B Shares)	3,034,500	95,564
Svenska Handelsbanken AB (A Shares) (b)	2,567,100	34,246

TOTAL SWEDEN		413,377

Switzerland - 4.3%
GAM Holding Ltd.	1,405,187	18,310
Julius Baer Group Ltd.	949,640	40,698
Novartis AG	1,375,538	104,682
Partners Group Holding AG	247,326	101,839
Schindler Holding AG (participation certificate)	181,273	33,012
Syngenta AG (Switzerland)	175,928	70,423
UBS Group AG	3,690,490	63,861

TOTAL SWITZERLAND		432,825

Taiwan - 0.1%
JHL Biotech, Inc. (a)	4,953,560	13,395
United Kingdom - 14.5%
AA PLC	3,830,868	15,595
Associated British Foods PLC	772,200	34,571
B&M European Value Retail S.A.	9,180,129	37,209
BAE Systems PLC	4,147,100	28,933
BCA Marketplace PLC	7,762,300	18,913
BHP Billiton PLC	2,881,014	39,368
BT Group PLC	6,133,600	39,758
Bunzl PLC	2,075,300	61,829
Cineworld Group PLC	2,055,200	15,555
CMC Markets PLC	8,647,600	31,589
Compass Group PLC	2,013,000	35,848
Countryside Properties PLC (a)	3,408,200	11,578
Diploma PLC	2,312,600	24,718
GlaxoSmithKline PLC	3,812,600	81,485
Howden Joinery Group PLC	10,913,100	78,772
Imperial Tobacco Group PLC	1,848,336	100,425
ITV PLC	9,444,600	31,078
Lloyds Banking Group PLC	69,181,900	67,903
London Stock Exchange Group PLC	473,136	18,756
McCarthy & Stone PLC	4,009,500	13,592
Melrose Industries PLC	1,586,476	8,653
Micro Focus International PLC	3,609,242	80,634
Moneysupermarket.com Group PLC	5,210,600	23,899
Persimmon PLC	1,469,800	42,673
Reckitt Benckiser Group PLC	900,800	87,755
Rex Bionics PLC (a)(c)	1,297,286	692
Rio Tinto PLC	1,185,200	39,759
SABMiller PLC	719,300	43,985
Shawbrook Group PLC	8,951,700	37,487
Softcat PLC	1,526,900	7,117
Spirax-Sarco Engineering PLC	539,500	26,920
St. James's Place Capital PLC	5,394,300	68,336
Standard Chartered PLC (United Kingdom)	5,296,810	42,729
Taylor Wimpey PLC	11,716,900	31,552
Virgin Money Holdings Uk PLC	5,874,500	31,338
Vodafone Group PLC	30,823,796	99,309
Workspace Group PLC	649,000	7,918

TOTAL UNITED KINGDOM		1,468,231

United States of America - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	520,000	81,151
Global Payments, Inc.	465,000	33,564
McGraw Hill Financial, Inc.	462,400	49,407
Molson Coors Brewing Co. Class B	121,600	11,629
MSCI, Inc. Class A	586,700	44,554
Visa, Inc. Class A	1,147,700	88,648

TOTAL UNITED STATES OF AMERICA		308,953

TOTAL COMMON STOCKS
(Cost $8,697,817)		9,796,876

Nonconvertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $18,833)	5,958,244	23,003
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.33% 5/5/16 to 7/28/16 (e)
(Cost $11,655)	11,660	11,657
	Shares	Value (000s)

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.38% (f)	199,763,053	199,763
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	311,707,412	311,707
TOTAL MONEY MARKET FUNDS
(Cost $511,470)		511,470
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $9,239,775)		10,343,006
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(248,078)
NET ASSETS - 100%		$10,094,928

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
2,402 CME Nikkei 225 Contracts (Japan)	June 2016	179,021	$(11,598)

The face value of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,003,000 or 0.2% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,657,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$545
Fidelity Securities Lending Cash Central Fund	2,593
Total	$3,138

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$11,465	$--	$--	$832	$12,896
Rex Bionics PLC	976	--	4	--	692
Total	$12,441	$--	$4	$832	$13,588

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,534,838	$1,034,716	$477,119	$23,003
Consumer Staples	1,334,162	853,349	480,813	--
Energy	494,568	113,750	380,818	--
Financials	2,185,536	1,236,886	948,650	--
Health Care	1,265,979	574,622	691,357	--
Industrials	1,107,038	909,868	197,170	--
Information Technology	982,951	693,397	289,554	--
Materials	371,953	262,239	109,714	--
Telecommunication Services	480,601	83,196	397,405	--
Utilities	62,253	62,253	--	--
Government Obligations	11,657	--	11,657	--
Money Market Funds	511,470	511,470	--	--
Total Investments in Securities:	$10,343,006	$6,335,746	$3,984,257	$23,003
Derivative Instruments:
Liabilities
Futures Contracts	$(11,598)	$(11,598)	$--	$--
Total Liabilities	$(11,598)	$(11,598)	$--	$--
Total Derivative Instruments:	$(11,598)	$(11,598)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$123,459
Level 2 to Level 1	$733,107

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(11,598)
Total Equity Risk	0	(11,598)
Total Value of Derivatives	$0	$(11,598)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $292,726) — See accompanying schedule: Unaffiliated issuers (cost $8,709,825)	$9,817,948
Fidelity Central Funds (cost $511,470)	511,470
Other affiliated issuers (cost $18,480)	13,588
Total Investments (cost $9,239,775)		$10,343,006
Foreign currency held at value (cost $3,534)		3,534
Receivable for investments sold		83,114
Receivable for fund shares sold		9,626
Dividends receivable		48,955
Distributions receivable from Fidelity Central Funds		957
Prepaid expenses		9
Other receivables		4,089
Total assets		10,493,290
Liabilities
Payable to custodian bank	$705
Payable for investments purchased	56,857
Payable for fund shares redeemed	16,003
Accrued management fee	6,281
Distribution and service plan fees payable	100
Payable for daily variation margin for derivative instruments	4,684
Other affiliated payables	1,444
Other payables and accrued expenses	581
Collateral on securities loaned, at value	311,707
Total liabilities		398,362
Net Assets		$10,094,928
Net Assets consist of:
Paid in capital		$9,352,158
Undistributed net investment income		88,416
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(436,449)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,090,803
Net Assets		$10,094,928
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($260,942.4 ÷ 6,913.487 shares)		$37.74
Maximum offering price per share (100/94.25 of $37.74)		$40.04
Class T:
Net Asset Value and redemption price per share ($38,584.3 ÷ 1,028.093 shares)		$37.53
Maximum offering price per share (100/96.50 of $37.53)		$38.89
Class B:
Net Asset Value and offering price per share ($1,398.6 ÷ 37.492 shares)(a)		$37.30
Class C:
Net Asset Value and offering price per share ($32,708.8 ÷ 878.178 shares)(a)		$37.25
International Discovery:
Net Asset Value, offering price and redemption price per share ($6,797,488.8 ÷ 178,912.550 shares)		$37.99
Class K:
Net Asset Value, offering price and redemption price per share ($2,151,531.2 ÷ 56,751.079 shares)		$37.91
Class I:
Net Asset Value, offering price and redemption price per share ($781,184.7 ÷ 20,610.933 shares)		$37.90
Class Z:
Net Asset Value, offering price and redemption price per share ($31,088.8 ÷ 820.463 shares)		$37.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends (including $832 earned from other affiliated issuers)		$115,061
Special dividends		37,704
Interest		30
Income from Fidelity Central Funds		3,138
Income before foreign taxes withheld		155,933
Less foreign taxes withheld		(11,075)
Total income		144,858
Expenses
Management fee
Basic fee	$34,526
Performance adjustment	6,890
Transfer agent fees	8,001
Distribution and service plan fees	600
Accounting and security lending fees	905
Custodian fees and expenses	660
Independent trustees' compensation	23
Registration fees	158
Audit	78
Legal	14
Miscellaneous	35
Total expenses before reductions	51,890
Expense reductions	(113)	51,777
Net investment income (loss)		93,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(355,764)
Other affiliated issuers	(19)
Foreign currency transactions	4,399
Futures contracts	(10,549)
Total net realized gain (loss)		(361,933)
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,729)
Assets and liabilities in foreign currencies	(1,103)
Futures contracts	(20,801)
Total change in net unrealized appreciation (depreciation)		(226,633)
Net gain (loss)		(588,566)
Net increase (decrease) in net assets resulting from operations		$(495,485)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,081	$149,838
Net realized gain (loss)	(361,933)	245,770
Change in net unrealized appreciation (depreciation)	(226,633)	655
Net increase (decrease) in net assets resulting from operations	(495,485)	396,263
Distributions to shareholders from net investment income	(113,434)	(74,589)
Distributions to shareholders from net realized gain	(1,362)	–
Total distributions	(114,796)	(74,589)
Share transactions - net increase (decrease)	(262,006)	(353,147)
Redemption fees	42	95
Total increase (decrease) in net assets	(872,245)	(31,378)
Net Assets
Beginning of period	10,967,173	10,998,551
End of period (including undistributed net investment income of $88,416 and undistributed net investment income of $108,769, respectively)	$10,094,928	$10,967,173

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.78	$38.70	$39.49	$31.66	$29.43	$32.07
Income from Investment Operations
Net investment income (loss)A	.27B	.40C	.53D	.34	.41	.42
Net realized and unrealized gain (loss)	(2.04)	.79	(.67)	7.97	2.11	(2.52)
Total from investment operations	(1.77)	1.19	(.14)	8.31	2.52	(2.10)
Distributions from net investment income	(.27)	(.11)	(.33)	(.45)	(.29)	(.38)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.27)E	(.11)	(.65)F	(.48)	(.29)	(.54)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$37.74	$39.78	$38.70	$39.49	$31.66	$29.43
Total ReturnH,I,J	(4.47)%	3.09%	(.36)%	26.59%	8.70%	(6.71)%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.37%M	1.33%	1.28%	1.35%	1.34%	1.30%
Expenses net of fee waivers, if any	1.37%M	1.33%	1.28%	1.35%	1.34%	1.29%
Expenses net of all reductions	1.37%M	1.32%	1.28%	1.33%	1.31%	1.25%
Net investment income (loss)	1.45%B,M	1.00%C	1.35%D	.97%	1.41%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$261	$283	$297	$347	$299	$320
Portfolio turnover rateN	49%M,O	60%O	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.51	$38.43	$39.23	$31.42	$29.18	$31.81
Income from Investment Operations
Net investment income (loss)A	.23B	.30C	.44D	.26	.34	.34
Net realized and unrealized gain (loss)	(2.03)	.80	(.68)	7.92	2.09	(2.51)
Total from investment operations	(1.80)	1.10	(.24)	8.18	2.43	(2.17)
Distributions from net investment income	(.17)	(.02)	(.25)	(.34)	(.19)	(.30)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.18)	(.02)	(.56)	(.37)	(.19)	(.46)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$37.53	$39.51	$38.43	$39.23	$31.42	$29.18
Total ReturnF,G,H	(4.59)%	2.86%	(.60)%	26.31%	8.41%	(6.96)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.61%K	1.57%	1.51%	1.59%	1.59%	1.56%
Expenses net of fee waivers, if any	1.61%K	1.57%	1.51%	1.59%	1.59%	1.55%
Expenses net of all reductions	1.61%K	1.56%	1.51%	1.57%	1.56%	1.51%
Net investment income (loss)	1.21%B,K	.76%C	1.11%D	.73%	1.16%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$39	$43	$49	$53	$46	$61
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.20	$38.32	$39.08	$31.28	$29.02	$31.60
Income from Investment Operations
Net investment income (loss)A	.13B	.08C	.22D	.08	.19	.17
Net realized and unrealized gain (loss)	(2.03)	.80	(.66)	7.90	2.09	(2.48)
Total from investment operations	(1.90)	.88	(.44)	7.98	2.28	(2.31)
Distributions from net investment income	–	–	(.01)	(.15)	(.02)	(.12)
Distributions from net realized gain	–	–	(.31)	(.03)	–	(.16)
Total distributions	–	–	(.32)	(.18)	(.02)	(.27)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.30	$39.20	$38.32	$39.08	$31.28	$29.02
Total ReturnG,H,I	(4.85)%	2.30%	(1.12)%	25.64%	7.85%	(7.39)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.14%L	2.12%	2.06%	2.10%	2.09%	2.06%
Expenses net of fee waivers, if any	2.14%L	2.12%	2.06%	2.10%	2.09%	2.06%
Expenses net of all reductions	2.14%L	2.11%	2.05%	2.08%	2.06%	2.02%
Net investment income (loss)	.68%B,L	.21%C	.57%D	.22%	.66%	.54%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$5	$7	$8	$10
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.14	$38.25	$39.07	$31.32	$29.08	$31.68
Income from Investment Operations
Net investment income (loss)A	.13B	.10C	.23D	.08	.19	.18
Net realized and unrealized gain (loss)	(2.02)	.79	(.66)	7.90	2.09	(2.49)
Total from investment operations	(1.89)	.89	(.43)	7.98	2.28	(2.31)
Distributions from net investment income	–	–	(.08)	(.20)	(.04)	(.14)
Distributions from net realized gain	–	–	(.31)	(.03)	–	(.16)
Total distributions	–	–	(.39)	(.23)	(.04)	(.29)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.25	$39.14	$38.25	$39.07	$31.32	$29.08
Total ReturnG,H,I	(4.83)%	2.33%	(1.10)%	25.65%	7.86%	(7.37)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.12%L	2.09%	2.03%	2.10%	2.09%	2.05%
Expenses net of fee waivers, if any	2.12%L	2.09%	2.03%	2.09%	2.09%	2.04%
Expenses net of all reductions	2.12%L	2.08%	2.02%	2.07%	2.06%	2.00%
Net investment income (loss)	.70%B,L	.24%C	.60%D	.23%	.66%	.56%
Supplemental Data
Net assets, end of period (in millions)	$33	$32	$35	$36	$30	$33
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.12	$39.03	$39.82	$31.91	$29.69	$32.34
Income from Investment Operations
Net investment income (loss)A	.34B	.54C	.67D	.47	.51	.53
Net realized and unrealized gain (loss)	(2.06)	.81	(.68)	8.02	2.12	(2.54)
Total from investment operations	(1.72)	1.35	(.01)	8.49	2.63	(2.01)
Distributions from net investment income	(.41)	(.26)	(.47)	(.55)	(.41)	(.48)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.41)E	(.26)	(.78)	(.58)	(.41)	(.64)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.99	$40.12	$39.03	$39.82	$31.91	$29.69
Total ReturnG,H	(4.33)%	3.47%	(.01)%	27.03%	9.03%	(6.39)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.02%K	.99%	.93%	1.00%	1.01%	.97%
Expenses net of fee waivers, if any	1.02%K	.99%	.93%	1.00%	1.01%	.96%
Expenses net of all reductions	1.02%K	.98%	.93%	.98%	.98%	.92%
Net investment income (loss)	1.80%B,K	1.34%C	1.69%D	1.32%	1.73%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$6,797	$7,209	$7,464	$7,800	$5,965	$6,806
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.06	$38.97	$39.76	$31.87	$29.66	$32.32
Income from Investment Operations
Net investment income (loss)A	.36B	.59C	.72D	.52	.57	.58
Net realized and unrealized gain (loss)	(2.04)	.81	(.67)	8.01	2.11	(2.54)
Total from investment operations	(1.68)	1.40	.05	8.53	2.68	(1.96)
Distributions from net investment income	(.46)	(.31)	(.53)	(.61)	(.47)	(.55)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.47)	(.31)	(.84)	(.64)	(.47)	(.70)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.91	$40.06	$38.97	$39.76	$31.87	$29.66
Total ReturnG,H	(4.25)%	3.61%	.13%	27.23%	9.24%	(6.24)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	.86%	.80%	.85%	.83%	.80%
Expenses net of fee waivers, if any	.89%K	.86%	.80%	.85%	.83%	.79%
Expenses net of all reductions	.89%K	.85%	.79%	.83%	.80%	.75%
Net investment income (loss)	1.94%B,K	1.47%C	1.83%D	1.47%	1.91%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$2,152	$2,308	$2,464	$2,576	$1,776	$1,245
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.03	$38.96	$39.76	$31.87	$29.65	$32.31
Income from Investment Operations
Net investment income (loss)A	.34B	.53C	.67D	.47	.52	.54
Net realized and unrealized gain (loss)	(2.05)	.80	(.68)	8.01	2.11	(2.55)
Total from investment operations	(1.71)	1.33	(.01)	8.48	2.63	(2.01)
Distributions from net investment income	(.42)	(.26)	(.48)	(.56)	(.41)	(.50)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.42)E	(.26)	(.79)	(.59)	(.41)	(.65)F
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$37.90	$40.03	$38.96	$39.76	$31.87	$29.65
Total ReturnH,I	(4.31)%	3.44%	(.01)%	27.03%	9.07%	(6.39)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.03%L	1.00%	.93%	1.00%	1.00%	.95%
Expenses net of fee waivers, if any	1.03%L	.99%	.93%	1.00%	1.00%	.94%
Expenses net of all reductions	1.03%L	.98%	.93%	.97%	.97%	.90%
Net investment income (loss)	1.80%B,L	1.33%C	1.69%D	1.33%	1.75%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$781	$1,061	$650	$476	$294	$278
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$40.03	$38.96	$39.77	$37.22
Income from Investment Operations
Net investment income (loss)B	.36C	.59D	.72E	.07
Net realized and unrealized gain (loss)	(2.03)	.80	(.68)	2.48
Total from investment operations	(1.67)	1.39	.04	2.55
Distributions from net investment income	(.46)	(.32)	(.54)	–
Distributions from net realized gain	(.01)	–	(.31)	–
Total distributions	(.47)	(.32)	(.85)	–
Redemption fees added to paid in capitalB,F	–	–	–	–
Net asset value, end of period	$37.89	$40.03	$38.96	$39.77
Total ReturnG,H	(4.24)%	3.58%	.12%	6.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	.86%	.80%	.85%K
Expenses net of fee waivers, if any	.89%K	.86%	.80%	.85%K
Expenses net of all reductions	.89%K	.85%	.79%	.83%K
Net investment income (loss)	1.94%C,K	1.47%D	1.83%E	.76%K
Supplemental Data
Net assets, end of period (000 omitted)	$31,089	$30,093	$35,125	$107
Portfolio turnover rateL	49%K,M	60%M	57%	65%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,550,136
Gross unrealized depreciation	(447,894)
Net unrealized appreciation (depreciation) on securities	$1,102,242
Tax cost	$9,240,764

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(49,248)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(10,549) and a change in net unrealized appreciation (depreciation) of $(20,801) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,445,746 and $2,483,783, respectively.

Redemptions In-Kind. During the period, 1,487 shares of the Fund held by an unaffiliated entity were redeemed in-kind for cash and investments with a value of $55,670. The net realized gain of $10,064 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$331	$–
Class T	.25%	.25%	99	–
Class B	.75%	.25%	9	7
Class C	.75%	.25%	161	15
			$600	$22

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$32
Class T	3
Class B(a)	–(b)
Class C(a)	1
$36

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$369.28
Class T	53.27
Class B	3.30
Class C	45.28
International Discovery	6,165.18
Class K	508.05
Class I	851.19
Class Z	7.05
	$8,001

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $75. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,593, including $5 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$1,912	$864
Class T	184	23
International Discovery	73,519	49,040
Class K	26,239	19,835
Class I	11,205	4,544
Class Z	375	283
Total	$113,434	$74,589
From net realized gain
Class A	$36	$–
Class T	5	–
International Discovery	899	–
Class K	284	–
Class I	134	–
Class Z	4	–
Total	$1,362	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	543	1,331	$20,433	$53,289
Reinvestment of distributions	48	22	1,922	843
Shares redeemed	(784)	(1,915)	(29,432)	(76,178)
Net increase (decrease)	(193)	(562)	$(7,077)	$(22,046)
Class T
Shares sold	76	178	$2,881	$7,105
Reinvestment of distributions	5	1	183	23
Shares redeemed	(140)	(355)	(5,252)	(13,954)
Net increase (decrease)	(59)	(176)	$(2,188)	$(6,826)
Class B
Shares sold	–	1	$15	$53
Shares redeemed	(20)	(64)	(758)	(2,536)
Net increase (decrease)	(20)	(63)	$(743)	$(2,483)
Class C
Shares sold	159	201	$5,952	$7,918
Shares redeemed	(92)	(314)	(3,380)	(12,486)
Net increase (decrease)	67	(113)	$2,572	$(4,568)
International Discovery
Shares sold	9,886	20,827	$372,799	$832,233
Reinvestment of distributions	1,781	1,199	70,961	46,913
Shares redeemed	(12,452)	(33,573)	(467,188)	(1,345,593)
Net increase (decrease)	(785)	(11,547)	$(23,428)	$(466,447)
Class K
Shares sold	7,943	15,372	$296,942	$613,737
Reinvestment of distributions	667	508	26,523	19,835
Shares redeemed	(9,474)(a)	(21,494)(b)	(358,588)(a)	(860,632)(b)
Net increase (decrease)	(864)	(5,614)	$(35,123)	$(227,060)
Class I
Shares sold	6,739	15,392	$253,947	$602,134
Reinvestment of distributions	52	33	2,069	1,286
Shares redeemed	(12,681)	(5,606)	(454,709)	(221,504)
Net increase (decrease)	(5,890)	9,819	$(198,693)	$381,916
Class Z
Shares sold	202	402	$7,794	$16,312
Reinvestment of distributions	10	7	379	283
Shares redeemed	(144)	(559)	(5,499)	(22,228)
Net increase (decrease)	68	(150)	$2,674	$(5,633)

 (a) Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.37%
Actual		$1,000.00	$955.30	$6.66
Hypothetical-C		$1,000.00	$1,018.05	$6.87
Class T	1.61%
Actual		$1,000.00	$954.10	$7.82
Hypothetical-C		$1,000.00	$1,016.86	$8.07
Class B	2.14%
Actual		$1,000.00	$951.50	$10.38
Hypothetical-C		$1,000.00	$1,014.22	$10.72
Class C	2.12%
Actual		$1,000.00	$951.70	$10.29
Hypothetical-C		$1,000.00	$1,014.32	$10.62
International Discovery	1.02%
Actual		$1,000.00	$956.70	$4.96
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Class K	.89%
Actual		$1,000.00	$957.50	$4.33
Hypothetical-C		$1,000.00	$1,020.44	$4.47
Class I	1.03%
Actual		$1,000.00	$956.90	$5.01
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Class Z	.89%
Actual		$1,000.00	$957.60	$4.33
Hypothetical-C		$1,000.00	$1,020.44	$4.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AID-SANN-0616
1.806665.111

Fidelity® International Discovery Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	17.3%
United Kingdom	14.5%
France	9.6%
Germany	8.0%
United States of America*	5.8%
Switzerland	4.3%
Sweden	4.1%
Hong Kong	3.3%
Netherlands	3.3%
Other	29.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	19.1%
Japan	15.9%
France	9.6%
United States of America*	7.3%
Germany	5.5%
Switzerland	5.1%
Netherlands	4.0%
Sweden	3.1%
Hong Kong	3.0%
Other	27.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.1	97.5
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets (Liabilities)	0.9	2.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.2	2.0
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.7	1.6
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.6	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.5	1.4
AIA Group Ltd. (Hong Kong, Insurance)	1.5	1.3
ORIX Corp. (Japan, Diversified Financial Services)	1.4	0.9
Techtronic Industries Co. Ltd. (Hong Kong, Household Durables)	1.4	1.3
VINCI SA (France, Construction & Engineering)	1.4	0.9
KDDI Corp. (Japan, Wireless Telecommunication Services)	1.4	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3	1.2
	15.4

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	24.2
Consumer Discretionary	15.3	17.4
Consumer Staples	13.2	11.9
Health Care	12.5	12.8
Industrials	10.7	10.5
Information Technology	10.0	7.5
Energy	5.0	4.3
Telecommunication Services	4.8	4.9
Materials	3.6	2.3
Utilities	0.6	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
Australia - 2.5%
1-Page Ltd. (a)(b)	2,531,460	$1,857
Ansell Ltd. (a)	1,588,251	24,068
Australia & New Zealand Banking Group Ltd.	2,945,060	53,983
Burson Group Ltd.	7,454,296	28,226
Magellan Financial Group Ltd.	1,204,177	19,685
Mantra Group Ltd.	7,793,893	21,927
Ramsay Health Care Ltd.	1,164,235	57,495
Spark Infrastructure Group unit	31,636,214	49,793

TOTAL AUSTRALIA		257,034

Austria - 0.5%
Andritz AG	444,500	24,894
Erste Group Bank AG	995,900	28,646

TOTAL AUSTRIA		53,540

Bailiwick of Jersey - 1.2%
Integrated Diagnostics Holdings PLC	4,932,400	22,936
Randgold Resources Ltd. sponsored ADR	241,314	24,252
Regus PLC	11,055,488	47,233
Wolseley PLC	514,260	28,805

TOTAL BAILIWICK OF JERSEY		123,226

Belgium - 2.0%
Anheuser-Busch InBev SA NV	1,203,427	148,960
KBC Groep NV	857,319	48,131

TOTAL BELGIUM		197,091

Bermuda - 0.3%
PAX Global Technology Ltd.	29,071,000	25,037
Canada - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	781,500	34,257
Cenovus Energy, Inc.	2,806,100	44,483
Constellation Software, Inc.	156,500	61,161
Franco-Nevada Corp.	297,300	20,859
PrairieSky Royalty Ltd. (b)	1,734,473	36,522
Suncor Energy, Inc.	676,200	19,849

TOTAL CANADA		217,131

Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	453,700	34,908
Ctrip.com International Ltd. ADR (a)	294,500	12,843
Lee's Pharmaceutical Holdings Ltd.	6,734,664	5,449
New Oriental Education & Technology Group, Inc. sponsored ADR	830,000	32,503

TOTAL CAYMAN ISLANDS		85,703

China - 0.6%
Jiangsu Hengrui Medicine Co. Ltd.	4,183,623	30,165
Kweichow Moutai Co. Ltd.	663,582	25,748

TOTAL CHINA		55,913

Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	517,230	129
Denmark - 1.3%
Novo Nordisk A/S Series B	2,371,645	132,419
Finland - 0.7%
Sampo Oyj (A Shares)	1,653,500	72,193
France - 9.6%
Accor SA (b)	1,684,918	74,636
ALTEN	608,659	37,635
Altran Technologies SA	2,384,000	35,365
Amundi SA	516,400	23,765
Atos Origin SA	444,123	39,530
AXA SA (b)	4,402,300	111,156
Capgemini SA	855,800	79,894
Cegedim SA (a)	536,390	14,728
Havas SA	4,815,644	40,297
Sanofi SA	467,356	38,523
Sodexo SA	431,200	43,543
SR Teleperformance SA	290,100	26,043
Total SA	4,385,111	221,630
Unibail-Rodamco	156,500	41,933
VINCI SA (b)	1,924,900	143,796

TOTAL FRANCE		972,474

Germany - 8.0%
Axel Springer Verlag AG	625,002	34,896
Bayer AG	345,100	39,812
Beiersdorf AG	242,900	21,794
Continental AG	297,600	65,359
Deutsche Boerse AG	526,494	43,219
Deutsche Telekom AG	3,241,500	56,899
Fresenius SE & Co. KGaA	468,700	34,090
GEA Group AG	878,941	40,750
KION Group AG	1,369,149	74,593
LEG Immobilien AG	314,266	29,080
Nexus AG	614,500	10,766
ProSiebenSat.1 Media AG	1,170,000	59,644
Rational AG	104,405	53,002
SAP AG	1,390,594	109,107
Siemens AG	685,498	71,736
Symrise AG	637,700	42,249
United Internet AG	430,714	21,027

TOTAL GERMANY		808,023

Hong Kong - 3.3%
AIA Group Ltd.	24,704,000	147,844
China Resources Beer Holdings Co. Ltd.	16,944,000	37,233
Techtronic Industries Co. Ltd.	38,444,000	144,114

TOTAL HONG KONG		329,191

India - 2.6%
Bharti Infratel Ltd.	12,647,734	71,392
Dr Lal Pathlabs Ltd.	798,016	11,835
HDFC Bank Ltd. sponsored ADR	1,290,984	81,164
Housing Development Finance Corp. Ltd.	6,148,295	100,746

TOTAL INDIA		265,137

Ireland - 2.7%
Cairn Homes PLC (a)	17,549,270	22,506
CRH PLC	1,051,000	30,587
Dalata Hotel Group PLC (a)	5,686,103	28,706
Green REIT PLC	9,492,200	15,673
Irish Continental Group PLC unit	101,800	600
James Hardie Industries PLC CDI	1,482,921	20,893
Kerry Group PLC Class A	983,700	87,712
Ryanair Holdings PLC sponsored ADR	809,300	65,513

TOTAL IRELAND		272,190

Isle of Man - 0.8%
Optimal Payments PLC (a)	11,752,725	65,462
Playtech Ltd.	1,386,935	16,303

TOTAL ISLE OF MAN		81,765

Israel - 1.9%
Frutarom Industries Ltd.	1,032,000	52,892
Partner Communications Co. Ltd. (a)	2,268,862	11,804
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,291,300	124,761

TOTAL ISRAEL		189,457

Italy - 1.6%
De Longhi SpA	1,669,626	38,446
Intesa Sanpaolo SpA	30,697,900	85,334
Mediaset SpA	3,440,200	15,481
Telecom Italia SpA (a)	25,339,200	24,743

TOTAL ITALY		164,004

Japan - 17.3%
ACOM Co. Ltd. (a)	3,246,300	16,935
Aozora Bank Ltd.	9,464,000	33,578
Asahi Group Holdings	1,066,900	33,860
Astellas Pharma, Inc.	6,953,700	93,754
Casio Computer Co. Ltd. (b)	2,015,200	38,343
Daito Trust Construction Co. Ltd.	209,500	29,630
Dentsu, Inc.	1,274,300	64,746
Don Quijote Holdings Co. Ltd.	1,338,100	47,604
Hoya Corp.	1,793,800	68,692
Japan Exchange Group, Inc.	1,920,700	28,605
Japan Tobacco, Inc.	2,318,600	94,733
KDDI Corp.	4,728,900	136,219
Keyence Corp.	95,360	57,158
Misumi Group, Inc.	3,181,300	43,933
Mitsubishi UFJ Financial Group, Inc.	11,142,500	51,421
Monex Group, Inc.	12,207,949	31,493
NEC Corp.	8,879,000	21,609
Nidec Corp.	324,300	23,763
Nintendo Co. Ltd.	274,100	37,113
Nippon Telegraph & Telephone Corp.	904,500	40,477
Olympus Corp.	3,148,400	122,651
ORIX Corp.	10,231,600	144,725
Seven & i Holdings Co. Ltd.	1,034,700	42,218
Seven Bank Ltd.	12,039,600	51,159
Shinsei Bank Ltd.	14,227,000	19,940
Shionogi & Co. Ltd.	856,200	43,702
Sony Corp.	3,594,500	87,065
Sundrug Co. Ltd.	622,500	44,232
Tsuruha Holdings, Inc.	834,000	79,994
United Arrows Ltd.	991,300	39,833
VT Holdings Co. Ltd.	3,872,500	19,566
Welcia Holdings Co. Ltd.	1,150,800	60,788

TOTAL JAPAN		1,749,539

Luxembourg - 0.9%
Eurofins Scientific SA	120,139	44,578
Grand City Properties SA	1,528,397	33,759
Senvion SA	708,900	12,460

TOTAL LUXEMBOURG		90,797

Marshall Islands - 0.1%
Hoegh LNG Partners LP (c)	715,655	12,896
Netherlands - 3.3%
AerCap Holdings NV (a)	562,900	22,522
IMCD Group BV	1,926,800	77,794
ING Groep NV (Certificaten Van Aandelen)	4,956,300	60,696
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,814,100	167,553

TOTAL NETHERLANDS		328,565

New Zealand - 0.8%
EBOS Group Ltd.	3,154,998	35,160
Ryman Healthcare Group Ltd.	7,137,434	44,505

TOTAL NEW ZEALAND		79,665

Norway - 1.6%
Statoil ASA (b)	9,044,100	159,188
Philippines - 0.3%
SM Investments Corp.	1,641,730	32,950
Romania - 0.2%
Banca Transilvania SA	31,143,575	21,373
South Africa - 1.3%
EOH Holdings Ltd.	2,855,067	27,788
Naspers Ltd. Class N	720,500	98,860

TOTAL SOUTH AFRICA		126,648

Spain - 2.5%
Amadeus IT Holding SA Class A	1,717,100	78,135
Atresmedia Corporacion de Medios de Comunicacion SA	1,719,200	22,383
Hispania Activos Inmobiliarios SA (a)	1,085,200	15,905
Inditex SA	2,288,877	73,476
Mediaset Espana Comunicacion SA	2,931,000	38,059
Merlin Properties Socimi SA	2,483,100	28,859

TOTAL SPAIN		256,817

Sweden - 4.1%
ASSA ABLOY AB (B Shares)	3,682,800	77,229
Getinge AB (B Shares)	2,461,330	52,044
HEXPOL AB (B Shares) (b)	2,967,500	30,671
Indutrade AB (b)	201,100	11,276
Nordea Bank AB	5,749,200	55,806
Saab AB (B Shares)	980,200	33,530
Sandvik AB (b)	2,242,600	23,011
Svenska Cellulosa AB (SCA) (B Shares)	3,034,500	95,564
Svenska Handelsbanken AB (A Shares) (b)	2,567,100	34,246

TOTAL SWEDEN		413,377

Switzerland - 4.3%
GAM Holding Ltd.	1,405,187	18,310
Julius Baer Group Ltd.	949,640	40,698
Novartis AG	1,375,538	104,682
Partners Group Holding AG	247,326	101,839
Schindler Holding AG (participation certificate)	181,273	33,012
Syngenta AG (Switzerland)	175,928	70,423
UBS Group AG	3,690,490	63,861

TOTAL SWITZERLAND		432,825

Taiwan - 0.1%
JHL Biotech, Inc. (a)	4,953,560	13,395
United Kingdom - 14.5%
AA PLC	3,830,868	15,595
Associated British Foods PLC	772,200	34,571
B&M European Value Retail S.A.	9,180,129	37,209
BAE Systems PLC	4,147,100	28,933
BCA Marketplace PLC	7,762,300	18,913
BHP Billiton PLC	2,881,014	39,368
BT Group PLC	6,133,600	39,758
Bunzl PLC	2,075,300	61,829
Cineworld Group PLC	2,055,200	15,555
CMC Markets PLC	8,647,600	31,589
Compass Group PLC	2,013,000	35,848
Countryside Properties PLC (a)	3,408,200	11,578
Diploma PLC	2,312,600	24,718
GlaxoSmithKline PLC	3,812,600	81,485
Howden Joinery Group PLC	10,913,100	78,772
Imperial Tobacco Group PLC	1,848,336	100,425
ITV PLC	9,444,600	31,078
Lloyds Banking Group PLC	69,181,900	67,903
London Stock Exchange Group PLC	473,136	18,756
McCarthy & Stone PLC	4,009,500	13,592
Melrose Industries PLC	1,586,476	8,653
Micro Focus International PLC	3,609,242	80,634
Moneysupermarket.com Group PLC	5,210,600	23,899
Persimmon PLC	1,469,800	42,673
Reckitt Benckiser Group PLC	900,800	87,755
Rex Bionics PLC (a)(c)	1,297,286	692
Rio Tinto PLC	1,185,200	39,759
SABMiller PLC	719,300	43,985
Shawbrook Group PLC	8,951,700	37,487
Softcat PLC	1,526,900	7,117
Spirax-Sarco Engineering PLC	539,500	26,920
St. James's Place Capital PLC	5,394,300	68,336
Standard Chartered PLC (United Kingdom)	5,296,810	42,729
Taylor Wimpey PLC	11,716,900	31,552
Virgin Money Holdings Uk PLC	5,874,500	31,338
Vodafone Group PLC	30,823,796	99,309
Workspace Group PLC	649,000	7,918

TOTAL UNITED KINGDOM		1,468,231

United States of America - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	520,000	81,151
Global Payments, Inc.	465,000	33,564
McGraw Hill Financial, Inc.	462,400	49,407
Molson Coors Brewing Co. Class B	121,600	11,629
MSCI, Inc. Class A	586,700	44,554
Visa, Inc. Class A	1,147,700	88,648

TOTAL UNITED STATES OF AMERICA		308,953

TOTAL COMMON STOCKS
(Cost $8,697,817)		9,796,876

Nonconvertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (d)
(Cost $18,833)	5,958,244	23,003
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.33% 5/5/16 to 7/28/16 (e)
(Cost $11,655)	11,660	11,657
	Shares	Value (000s)

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.38% (f)	199,763,053	199,763
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	311,707,412	311,707
TOTAL MONEY MARKET FUNDS
(Cost $511,470)		511,470
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $9,239,775)		10,343,006
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(248,078)
NET ASSETS - 100%		$10,094,928

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
2,402 CME Nikkei 225 Contracts (Japan)	June 2016	179,021	$(11,598)

The face value of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,003,000 or 0.2% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,657,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$545
Fidelity Securities Lending Cash Central Fund	2,593
Total	$3,138

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$11,465	$--	$--	$832	$12,896
Rex Bionics PLC	976	--	4	--	692
Total	$12,441	$--	$4	$832	$13,588

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,534,838	$1,034,716	$477,119	$23,003
Consumer Staples	1,334,162	853,349	480,813	--
Energy	494,568	113,750	380,818	--
Financials	2,185,536	1,236,886	948,650	--
Health Care	1,265,979	574,622	691,357	--
Industrials	1,107,038	909,868	197,170	--
Information Technology	982,951	693,397	289,554	--
Materials	371,953	262,239	109,714	--
Telecommunication Services	480,601	83,196	397,405	--
Utilities	62,253	62,253	--	--
Government Obligations	11,657	--	11,657	--
Money Market Funds	511,470	511,470	--	--
Total Investments in Securities:	$10,343,006	$6,335,746	$3,984,257	$23,003
Derivative Instruments:
Liabilities
Futures Contracts	$(11,598)	$(11,598)	$--	$--
Total Liabilities	$(11,598)	$(11,598)	$--	$--
Total Derivative Instruments:	$(11,598)	$(11,598)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$123,459
Level 2 to Level 1	$733,107

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(11,598)
Total Equity Risk	0	(11,598)
Total Value of Derivatives	$0	$(11,598)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $292,726) — See accompanying schedule: Unaffiliated issuers (cost $8,709,825)	$9,817,948
Fidelity Central Funds (cost $511,470)	511,470
Other affiliated issuers (cost $18,480)	13,588
Total Investments (cost $9,239,775)		$10,343,006
Foreign currency held at value (cost $3,534)		3,534
Receivable for investments sold		83,114
Receivable for fund shares sold		9,626
Dividends receivable		48,955
Distributions receivable from Fidelity Central Funds		957
Prepaid expenses		9
Other receivables		4,089
Total assets		10,493,290
Liabilities
Payable to custodian bank	$705
Payable for investments purchased	56,857
Payable for fund shares redeemed	16,003
Accrued management fee	6,281
Distribution and service plan fees payable	100
Payable for daily variation margin for derivative instruments	4,684
Other affiliated payables	1,444
Other payables and accrued expenses	581
Collateral on securities loaned, at value	311,707
Total liabilities		398,362
Net Assets		$10,094,928
Net Assets consist of:
Paid in capital		$9,352,158
Undistributed net investment income		88,416
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(436,449)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,090,803
Net Assets		$10,094,928
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($260,942.4 ÷ 6,913.487 shares)		$37.74
Maximum offering price per share (100/94.25 of $37.74)		$40.04
Class T:
Net Asset Value and redemption price per share ($38,584.3 ÷ 1,028.093 shares)		$37.53
Maximum offering price per share (100/96.50 of $37.53)		$38.89
Class B:
Net Asset Value and offering price per share ($1,398.6 ÷ 37.492 shares)(a)		$37.30
Class C:
Net Asset Value and offering price per share ($32,708.8 ÷ 878.178 shares)(a)		$37.25
International Discovery:
Net Asset Value, offering price and redemption price per share ($6,797,488.8 ÷ 178,912.550 shares)		$37.99
Class K:
Net Asset Value, offering price and redemption price per share ($2,151,531.2 ÷ 56,751.079 shares)		$37.91
Class I:
Net Asset Value, offering price and redemption price per share ($781,184.7 ÷ 20,610.933 shares)		$37.90
Class Z:
Net Asset Value, offering price and redemption price per share ($31,088.8 ÷ 820.463 shares)		$37.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends (including $832 earned from other affiliated issuers)		$115,061
Special dividends		37,704
Interest		30
Income from Fidelity Central Funds		3,138
Income before foreign taxes withheld		155,933
Less foreign taxes withheld		(11,075)
Total income		144,858
Expenses
Management fee
Basic fee	$34,526
Performance adjustment	6,890
Transfer agent fees	8,001
Distribution and service plan fees	600
Accounting and security lending fees	905
Custodian fees and expenses	660
Independent trustees' compensation	23
Registration fees	158
Audit	78
Legal	14
Miscellaneous	35
Total expenses before reductions	51,890
Expense reductions	(113)	51,777
Net investment income (loss)		93,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(355,764)
Other affiliated issuers	(19)
Foreign currency transactions	4,399
Futures contracts	(10,549)
Total net realized gain (loss)		(361,933)
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,729)
Assets and liabilities in foreign currencies	(1,103)
Futures contracts	(20,801)
Total change in net unrealized appreciation (depreciation)		(226,633)
Net gain (loss)		(588,566)
Net increase (decrease) in net assets resulting from operations		$(495,485)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,081	$149,838
Net realized gain (loss)	(361,933)	245,770
Change in net unrealized appreciation (depreciation)	(226,633)	655
Net increase (decrease) in net assets resulting from operations	(495,485)	396,263
Distributions to shareholders from net investment income	(113,434)	(74,589)
Distributions to shareholders from net realized gain	(1,362)	–
Total distributions	(114,796)	(74,589)
Share transactions - net increase (decrease)	(262,006)	(353,147)
Redemption fees	42	95
Total increase (decrease) in net assets	(872,245)	(31,378)
Net Assets
Beginning of period	10,967,173	10,998,551
End of period (including undistributed net investment income of $88,416 and undistributed net investment income of $108,769, respectively)	$10,094,928	$10,967,173

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.78	$38.70	$39.49	$31.66	$29.43	$32.07
Income from Investment Operations
Net investment income (loss)A	.27B	.40C	.53D	.34	.41	.42
Net realized and unrealized gain (loss)	(2.04)	.79	(.67)	7.97	2.11	(2.52)
Total from investment operations	(1.77)	1.19	(.14)	8.31	2.52	(2.10)
Distributions from net investment income	(.27)	(.11)	(.33)	(.45)	(.29)	(.38)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.27)E	(.11)	(.65)F	(.48)	(.29)	(.54)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$37.74	$39.78	$38.70	$39.49	$31.66	$29.43
Total ReturnH,I,J	(4.47)%	3.09%	(.36)%	26.59%	8.70%	(6.71)%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.37%M	1.33%	1.28%	1.35%	1.34%	1.30%
Expenses net of fee waivers, if any	1.37%M	1.33%	1.28%	1.35%	1.34%	1.29%
Expenses net of all reductions	1.37%M	1.32%	1.28%	1.33%	1.31%	1.25%
Net investment income (loss)	1.45%B,M	1.00%C	1.35%D	.97%	1.41%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$261	$283	$297	$347	$299	$320
Portfolio turnover rateN	49%M,O	60%O	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.51	$38.43	$39.23	$31.42	$29.18	$31.81
Income from Investment Operations
Net investment income (loss)A	.23B	.30C	.44D	.26	.34	.34
Net realized and unrealized gain (loss)	(2.03)	.80	(.68)	7.92	2.09	(2.51)
Total from investment operations	(1.80)	1.10	(.24)	8.18	2.43	(2.17)
Distributions from net investment income	(.17)	(.02)	(.25)	(.34)	(.19)	(.30)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.18)	(.02)	(.56)	(.37)	(.19)	(.46)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$37.53	$39.51	$38.43	$39.23	$31.42	$29.18
Total ReturnF,G,H	(4.59)%	2.86%	(.60)%	26.31%	8.41%	(6.96)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.61%K	1.57%	1.51%	1.59%	1.59%	1.56%
Expenses net of fee waivers, if any	1.61%K	1.57%	1.51%	1.59%	1.59%	1.55%
Expenses net of all reductions	1.61%K	1.56%	1.51%	1.57%	1.56%	1.51%
Net investment income (loss)	1.21%B,K	.76%C	1.11%D	.73%	1.16%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$39	$43	$49	$53	$46	$61
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.20	$38.32	$39.08	$31.28	$29.02	$31.60
Income from Investment Operations
Net investment income (loss)A	.13B	.08C	.22D	.08	.19	.17
Net realized and unrealized gain (loss)	(2.03)	.80	(.66)	7.90	2.09	(2.48)
Total from investment operations	(1.90)	.88	(.44)	7.98	2.28	(2.31)
Distributions from net investment income	–	–	(.01)	(.15)	(.02)	(.12)
Distributions from net realized gain	–	–	(.31)	(.03)	–	(.16)
Total distributions	–	–	(.32)	(.18)	(.02)	(.27)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.30	$39.20	$38.32	$39.08	$31.28	$29.02
Total ReturnG,H,I	(4.85)%	2.30%	(1.12)%	25.64%	7.85%	(7.39)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.14%L	2.12%	2.06%	2.10%	2.09%	2.06%
Expenses net of fee waivers, if any	2.14%L	2.12%	2.06%	2.10%	2.09%	2.06%
Expenses net of all reductions	2.14%L	2.11%	2.05%	2.08%	2.06%	2.02%
Net investment income (loss)	.68%B,L	.21%C	.57%D	.22%	.66%	.54%
Supplemental Data
Net assets, end of period (in millions)	$1	$2	$5	$7	$8	$10
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.10) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$39.14	$38.25	$39.07	$31.32	$29.08	$31.68
Income from Investment Operations
Net investment income (loss)A	.13B	.10C	.23D	.08	.19	.18
Net realized and unrealized gain (loss)	(2.02)	.79	(.66)	7.90	2.09	(2.49)
Total from investment operations	(1.89)	.89	(.43)	7.98	2.28	(2.31)
Distributions from net investment income	–	–	(.08)	(.20)	(.04)	(.14)
Distributions from net realized gain	–	–	(.31)	(.03)	–	(.16)
Total distributions	–	–	(.39)	(.23)	(.04)	(.29)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.25	$39.14	$38.25	$39.07	$31.32	$29.08
Total ReturnG,H,I	(4.83)%	2.33%	(1.10)%	25.65%	7.86%	(7.37)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.12%L	2.09%	2.03%	2.10%	2.09%	2.05%
Expenses net of fee waivers, if any	2.12%L	2.09%	2.03%	2.09%	2.09%	2.04%
Expenses net of all reductions	2.12%L	2.08%	2.02%	2.07%	2.06%	2.00%
Net investment income (loss)	.70%B,L	.24%C	.60%D	.23%	.66%	.56%
Supplemental Data
Net assets, end of period (in millions)	$33	$32	$35	$36	$30	$33
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.12	$39.03	$39.82	$31.91	$29.69	$32.34
Income from Investment Operations
Net investment income (loss)A	.34B	.54C	.67D	.47	.51	.53
Net realized and unrealized gain (loss)	(2.06)	.81	(.68)	8.02	2.12	(2.54)
Total from investment operations	(1.72)	1.35	(.01)	8.49	2.63	(2.01)
Distributions from net investment income	(.41)	(.26)	(.47)	(.55)	(.41)	(.48)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.41)E	(.26)	(.78)	(.58)	(.41)	(.64)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.99	$40.12	$39.03	$39.82	$31.91	$29.69
Total ReturnG,H	(4.33)%	3.47%	(.01)%	27.03%	9.03%	(6.39)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.02%K	.99%	.93%	1.00%	1.01%	.97%
Expenses net of fee waivers, if any	1.02%K	.99%	.93%	1.00%	1.01%	.96%
Expenses net of all reductions	1.02%K	.98%	.93%	.98%	.98%	.92%
Net investment income (loss)	1.80%B,K	1.34%C	1.69%D	1.32%	1.73%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$6,797	$7,209	$7,464	$7,800	$5,965	$6,806
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.06	$38.97	$39.76	$31.87	$29.66	$32.32
Income from Investment Operations
Net investment income (loss)A	.36B	.59C	.72D	.52	.57	.58
Net realized and unrealized gain (loss)	(2.04)	.81	(.67)	8.01	2.11	(2.54)
Total from investment operations	(1.68)	1.40	.05	8.53	2.68	(1.96)
Distributions from net investment income	(.46)	(.31)	(.53)	(.61)	(.47)	(.55)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.47)	(.31)	(.84)	(.64)	(.47)	(.70)E
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.91	$40.06	$38.97	$39.76	$31.87	$29.66
Total ReturnG,H	(4.25)%	3.61%	.13%	27.23%	9.24%	(6.24)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	.86%	.80%	.85%	.83%	.80%
Expenses net of fee waivers, if any	.89%K	.86%	.80%	.85%	.83%	.79%
Expenses net of all reductions	.89%K	.85%	.79%	.83%	.80%	.75%
Net investment income (loss)	1.94%B,K	1.47%C	1.83%D	1.47%	1.91%	1.81%
Supplemental Data
Net assets, end of period (in millions)	$2,152	$2,308	$2,464	$2,576	$1,776	$1,245
Portfolio turnover rateL	49%K,M	60%M	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Total distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.03	$38.96	$39.76	$31.87	$29.65	$32.31
Income from Investment Operations
Net investment income (loss)A	.34B	.53C	.67D	.47	.52	.54
Net realized and unrealized gain (loss)	(2.05)	.80	(.68)	8.01	2.11	(2.55)
Total from investment operations	(1.71)	1.33	(.01)	8.48	2.63	(2.01)
Distributions from net investment income	(.42)	(.26)	(.48)	(.56)	(.41)	(.50)
Distributions from net realized gain	(.01)	–	(.31)	(.03)	–	(.16)
Total distributions	(.42)E	(.26)	(.79)	(.59)	(.41)	(.65)F
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$37.90	$40.03	$38.96	$39.76	$31.87	$29.65
Total ReturnH,I	(4.31)%	3.44%	(.01)%	27.03%	9.07%	(6.39)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.03%L	1.00%	.93%	1.00%	1.00%	.95%
Expenses net of fee waivers, if any	1.03%L	.99%	.93%	1.00%	1.00%	.94%
Expenses net of all reductions	1.03%L	.98%	.93%	.97%	.97%	.90%
Net investment income (loss)	1.80%B,L	1.33%C	1.69%D	1.33%	1.75%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$781	$1,061	$650	$476	$294	$278
Portfolio turnover rateM	49%L,N	60%N	57%	65%	68%	75%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$40.03	$38.96	$39.77	$37.22
Income from Investment Operations
Net investment income (loss)B	.36C	.59D	.72E	.07
Net realized and unrealized gain (loss)	(2.03)	.80	(.68)	2.48
Total from investment operations	(1.67)	1.39	.04	2.55
Distributions from net investment income	(.46)	(.32)	(.54)	–
Distributions from net realized gain	(.01)	–	(.31)	–
Total distributions	(.47)	(.32)	(.85)	–
Redemption fees added to paid in capitalB,F	–	–	–	–
Net asset value, end of period	$37.89	$40.03	$38.96	$39.77
Total ReturnG,H	(4.24)%	3.58%	.12%	6.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	.86%	.80%	.85%K
Expenses net of fee waivers, if any	.89%K	.86%	.80%	.85%K
Expenses net of all reductions	.89%K	.85%	.79%	.83%K
Net investment income (loss)	1.94%C,K	1.47%D	1.83%E	.76%K
Supplemental Data
Net assets, end of period (000 omitted)	$31,089	$30,093	$35,125	$107
Portfolio turnover rateL	49%K,M	60%M	57%	65%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,550,136
Gross unrealized depreciation	(447,894)
Net unrealized appreciation (depreciation) on securities	$1,102,242
Tax cost	$9,240,764

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(49,248)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(10,549) and a change in net unrealized appreciation (depreciation) of $(20,801) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,445,746 and $2,483,783, respectively.

Redemptions In-Kind. During the period, 1,487 shares of the Fund held by an unaffiliated entity were redeemed in-kind for cash and investments with a value of $55,670. The net realized gain of $10,064 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$331	$–
Class T	.25%	.25%	99	–
Class B	.75%	.25%	9	7
Class C	.75%	.25%	161	15
			$600	$22

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$32
Class T	3
Class B(a)	–(b)
Class C(a)	1
$36

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$369.28
Class T	53.27
Class B	3.30
Class C	45.28
International Discovery	6,165.18
Class K	508.05
Class I	851.19
Class Z	7.05
	$8,001

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $75. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,593, including $5 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$1,912	$864
Class T	184	23
International Discovery	73,519	49,040
Class K	26,239	19,835
Class I	11,205	4,544
Class Z	375	283
Total	$113,434	$74,589
From net realized gain
Class A	$36	$–
Class T	5	–
International Discovery	899	–
Class K	284	–
Class I	134	–
Class Z	4	–
Total	$1,362	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	543	1,331	$20,433	$53,289
Reinvestment of distributions	48	22	1,922	843
Shares redeemed	(784)	(1,915)	(29,432)	(76,178)
Net increase (decrease)	(193)	(562)	$(7,077)	$(22,046)
Class T
Shares sold	76	178	$2,881	$7,105
Reinvestment of distributions	5	1	183	23
Shares redeemed	(140)	(355)	(5,252)	(13,954)
Net increase (decrease)	(59)	(176)	$(2,188)	$(6,826)
Class B
Shares sold	–	1	$15	$53
Shares redeemed	(20)	(64)	(758)	(2,536)
Net increase (decrease)	(20)	(63)	$(743)	$(2,483)
Class C
Shares sold	159	201	$5,952	$7,918
Shares redeemed	(92)	(314)	(3,380)	(12,486)
Net increase (decrease)	67	(113)	$2,572	$(4,568)
International Discovery
Shares sold	9,886	20,827	$372,799	$832,233
Reinvestment of distributions	1,781	1,199	70,961	46,913
Shares redeemed	(12,452)	(33,573)	(467,188)	(1,345,593)
Net increase (decrease)	(785)	(11,547)	$(23,428)	$(466,447)
Class K
Shares sold	7,943	15,372	$296,942	$613,737
Reinvestment of distributions	667	508	26,523	19,835
Shares redeemed	(9,474)(a)	(21,494)(b)	(358,588)(a)	(860,632)(b)
Net increase (decrease)	(864)	(5,614)	$(35,123)	$(227,060)
Class I
Shares sold	6,739	15,392	$253,947	$602,134
Reinvestment of distributions	52	33	2,069	1,286
Shares redeemed	(12,681)	(5,606)	(454,709)	(221,504)
Net increase (decrease)	(5,890)	9,819	$(198,693)	$381,916
Class Z
Shares sold	202	402	$7,794	$16,312
Reinvestment of distributions	10	7	379	283
Shares redeemed	(144)	(559)	(5,499)	(22,228)
Net increase (decrease)	68	(150)	$2,674	$(5,633)

 (a) Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.37%
Actual		$1,000.00	$955.30	$6.66
Hypothetical-C		$1,000.00	$1,018.05	$6.87
Class T	1.61%
Actual		$1,000.00	$954.10	$7.82
Hypothetical-C		$1,000.00	$1,016.86	$8.07
Class B	2.14%
Actual		$1,000.00	$951.50	$10.38
Hypothetical-C		$1,000.00	$1,014.22	$10.72
Class C	2.12%
Actual		$1,000.00	$951.70	$10.29
Hypothetical-C		$1,000.00	$1,014.32	$10.62
International Discovery	1.02%
Actual		$1,000.00	$956.70	$4.96
Hypothetical-C		$1,000.00	$1,019.79	$5.12
Class K	.89%
Actual		$1,000.00	$957.50	$4.33
Hypothetical-C		$1,000.00	$1,020.44	$4.47
Class I	1.03%
Actual		$1,000.00	$956.90	$5.01
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Class Z	.89%
Actual		$1,000.00	$957.60	$4.33
Hypothetical-C		$1,000.00	$1,020.44	$4.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

IGI-SANN-0616
1.807261.111

Fidelity® Series Emerging Markets Fund

Fidelity® Series International Growth Fund

Fidelity® Series International Small Cap Fund

Fidelity® Series International Value Fund

Semi-Annual Report

April 30, 2016

Contents

Fidelity® Series Emerging Markets Fund
Investment Summary
Investments
Financial Statements
Fidelity® Series International Growth Fund
Investment Summary
Investments
Financial Statements
Fidelity® Series International Small Cap Fund
Investment Summary
Investments
Financial Statements
Fidelity® Series International Value Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series Emerging Markets Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Korea (South)	13.1%
Cayman Islands	10.2%
India	8.5%
Brazil	8.1%
China	8.1%
Taiwan	6.6%
South Africa	6.0%
Hong Kong	5.6%
Mexico	5.5%
Other*	28.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Korea (South)	16.0%
China	10.1%
India	9.3%
Cayman Islands	9.2%
Taiwan	7.8%
United States of America*	6.9%
Mexico	5.8%
Hong Kong	5.8%
South Africa	5.2%
Other	23.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.2	96.6
Short-Term Investments and Net Other Assets (Liabilities)	2.8	3.4

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.2	3.4
Naspers Ltd. Class N (South Africa, Media)	2.8	2.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.2	2.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	2.0	1.0
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.8	1.9
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.8	2.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.5	2.4
Grupo Financiero Banorte S.A.B. de CV Series O (Mexico, Banks)	1.4	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.3	0.7
Lukoil PJSC sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.2	0.9
	19.2

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	26.6
Information Technology	19.2	18.1
Consumer Discretionary	10.9	9.2
Consumer Staples	8.0	8.0
Energy	7.7	7.0
Materials	7.0	5.9
Industrials	6.7	7.3
Telecommunication Services	5.5	5.9
Utilities	2.7	3.1
Health Care	2.6	2.5

Fidelity® Series Emerging Markets Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.8%
	Shares	Value
Argentina - 0.4%
Telecom Argentina SA Class B sponsored ADR	1,225,573	$22,942,727
YPF SA Class D sponsored ADR	1,789,700	36,062,455

TOTAL ARGENTINA		59,005,182

Austria - 0.5%
Erste Group Bank AG	2,251,140	64,751,016
Bermuda - 1.4%
AGTech Holdings Ltd. (a)	32,412,000	7,510,464
Credicorp Ltd. (United States)	356,140	51,789,879
GP Investments Ltd. Class A (depositary receipt) (a)(b)	7,978,637	17,839,854
PAX Global Technology Ltd.	35,103,000	30,231,430
Shangri-La Asia Ltd.	74,510,000	91,024,757

TOTAL BERMUDA		198,396,384

Brazil - 3.6%
B2W Companhia Global do Varejo (a)	9,293,794	37,021,146
BB Seguridade Participacoes SA	10,427,200	90,954,714
BR Properties SA	1,876,800	5,604,343
CCR SA	9,393,000	44,189,501
Cielo SA	7,361,025	71,700,033
Companhia de Saneamento de Minas Gerais	4,484,270	28,032,799
Cosan SA Industria e Comercio	3,579,900	33,142,114
Direcional Engenharia SA (b)	14,063,000	25,147,183
Fibria Celulose SA	2,655,900	23,460,418
FPC Par Corretora de Seguros (b)	9,576,300	32,159,996
Minerva SA (a)(b)	13,065,000	40,153,246
Smiles SA (b)	6,617,500	76,772,043

TOTAL BRAZIL		508,337,536

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	1,498,401	30,342,620
Canada - 0.8%
Goldcorp, Inc.	929,400	18,725,777
Pan American Silver Corp.	4,616,300	72,337,421
Torex Gold Resources, Inc. (a)	11,451,300	20,352,593

TOTAL CANADA		111,415,791

Cayman Islands - 10.0%
51job, Inc. sponsored ADR (a)(c)	897,400	26,742,520
58.com, Inc. ADR (a)(c)	2,764,820	151,097,413
AAC Technology Holdings, Inc.	3,321,500	23,054,437
Alibaba Group Holding Ltd. sponsored ADR (a)	3,723,000	286,447,620
Autohome, Inc. ADR Class A (a)(c)	585,900	17,319,204
Bitauto Holdings Ltd. ADR (a)	1,951,118	48,699,905
BizLink Holding, Inc.	1,471,000	8,378,912
China State Construction International Holdings Ltd.	30,250,000	47,120,574
CK Hutchison Holdings Ltd.	2,585,270	30,929,195
Ctrip.com International Ltd. ADR (a)	412,200	17,976,042
Haitian International Holdings Ltd.	9,987,000	17,039,447
Himax Technologies, Inc. sponsored ADR (c)	1,203,200	12,501,248
JD.com, Inc. sponsored ADR (a)	4,221,100	107,891,316
Momo, Inc. ADR (a)(c)	42	690
New Oriental Education & Technology Group, Inc. sponsored ADR	907,500	35,537,700
Sino Biopharmaceutical Ltd.	72,398,000	51,301,538
SouFun Holdings Ltd. ADR (c)	5,558,200	31,626,158
Sunny Optical Technology Group Co. Ltd.	7,486,000	23,088,736
Tencent Holdings Ltd.	15,343,499	312,214,363
Uni-President China Holdings Ltd.	112,252,000	104,536,758
Vipshop Holdings Ltd. ADR (a)	3,672,100	50,087,444

TOTAL CAYMAN ISLANDS		1,403,591,220

Chile - 1.7%
Compania Cervecerias Unidas SA sponsored ADR	2,762,340	61,931,663
CorpBanca SA	3,366,286,545	30,637,577
Empresas CMPC SA	9,984,850	22,578,977
Enersis Chile SA	92,479,749	11,282,200
Enersis SA	102,885,677	17,740,548
Inversiones La Construccion SA	2,644,237	31,178,123
Vina Concha y Toro SA	34,096,719	57,146,550

TOTAL CHILE		232,495,638

China - 8.1%
Anhui Conch Cement Co. Ltd. (H Shares)	20,331,000	53,573,583
BBMG Corp. (H Shares)	82,813,500	60,522,410
China Life Insurance Co. Ltd. (H Shares)	37,711,900	86,871,519
China Longyuan Power Grid Corp. Ltd. (H Shares)	46,382,910	32,089,954
China Pacific Insurance (Group) Co. Ltd. (H Shares)	41,040,694	143,906,985
China Petroleum & Chemical Corp. (H Shares)	60,810,000	42,851,878
China Suntien Green Energy Corp. Ltd. (H Shares)	98,482,060	11,204,188
China Telecom Corp. Ltd. (H Shares)	100,806,882	49,906,094
Industrial & Commercial Bank of China Ltd. (H Shares)	463,735,400	248,284,356
Inner Mongoli Yili Industries Co. Ltd.	18,714,979	43,448,249
Kweichow Moutai Co. Ltd.	2,243,929	87,066,823
Maanshan Iron & Steel Ltd. (H Shares) (a)	76,588,000	17,599,992
PetroChina Co. Ltd. (H Shares)	45,254,000	33,109,192
PICC Property & Casualty Co. Ltd. (H Shares)	35,104,500	63,857,813
Qingdao Haier Co. Ltd.	49,166,637	63,261,496
Shanghai International Airport Co. Ltd.	5,913,400	24,853,625
Zhengzhou Yutong Bus Co. Ltd.	11,129,454	35,258,471
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	5,932,500	33,754,392

TOTAL CHINA		1,131,421,020

Colombia - 0.3%
Bancolombia SA sponsored ADR	1,199,211	46,397,474
Egypt - 0.1%
Citadel Capital Corp. (a)	54,615,500	9,102,635
Global Telecom Holding GDR (a)	4,474,041	7,382,168

TOTAL EGYPT		16,484,803

Greece - 0.4%
Titan Cement Co. SA (Reg.)	2,498,700	56,999,479
Hong Kong - 5.6%
AIA Group Ltd.	10,189,120	60,977,869
China Mobile Ltd.	5,072,295	58,233,863
China Mobile Ltd. sponsored ADR	3,494,370	200,996,162
China Resources Beer Holdings Co. Ltd.	32,606,000	71,648,767
China Resources Power Holdings Co. Ltd.	19,119,617	32,202,190
CNOOC Ltd.	131,609,000	162,579,422
CNOOC Ltd. sponsored ADR	16,626	2,052,147
Far East Horizon Ltd.	130,942,750	103,939,387
Sinotruk Hong Kong Ltd.	42,356,000	21,327,564
Techtronic Industries Co. Ltd.	19,680,000	73,773,824

TOTAL HONG KONG		787,731,195

India - 8.5%
Adani Ports & Special Economic Zone	13,886,403	49,796,256
Axis Bank Ltd. (a)	6,364,422	45,262,030
Bharti Infratel Ltd.	10,521,562	59,390,741
Coal India Ltd.	18,137,268	78,651,121
Edelweiss Financial Services Ltd.	18,456,472	16,129,321
Eicher Motors Ltd. (a)	123,870	37,361,186
Grasim Industries Ltd.	1,294,909	83,547,557
Housing Development Finance Corp. Ltd.	749,032	12,273,658
ITC Ltd.	16,045,827	78,495,329
JK Cement Ltd.	3,237,991	28,918,686
Just Dial Ltd.	1,453,341	18,519,702
Larsen & Toubro Ltd. (a)	2,343,925	44,270,473
LIC Housing Finance Ltd. (a)	5,398,323	37,570,582
Lupin Ltd.	4,115,683	99,584,218
Oil & Natural Gas Corp. Ltd.	13,762,074	45,009,982
Petronet LNG Ltd.	7,718,773	30,625,025
Phoenix Mills Ltd.	6,758,146	32,668,790
Power Grid Corp. of India Ltd.	40,422,734	87,264,982
SREI Infrastructure Finance Ltd. (a)(b)	42,943,661	38,434,045
State Bank of India (a)	15,393,291	43,798,421
Sun Pharmaceutical Industries Ltd.	9,047,458	110,502,784
Tata Consultancy Services Ltd.	2,981,507	113,805,858

TOTAL INDIA		1,191,880,747

Indonesia - 0.8%
Link Net Tbk PT	23,264,241	7,435,455
PT Bank Mandiri (Persero) Tbk	51,996,600	37,797,611
PT Bank Rakyat Indonesia Tbk	59,758,800	46,898,967
PT Kalbe Farma Tbk	162,036,400	16,894,150

TOTAL INDONESIA		109,026,183

Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	34,364,824	73,301,569
Japan - 0.2%
Rakuten, Inc.	3,252,488	35,358,985
Korea (South) - 11.7%
AMOREPACIFIC Group, Inc.	555,183	81,411,172
Daou Technology, Inc.	1,492,078	30,475,157
Duk San Neolux Co. Ltd. (a)	267,902	6,360,385
E-Mart Co. Ltd.	331,274	53,059,357
EO Technics Co. Ltd.	121,335	12,009,854
Fila Korea Ltd. (b)	670,598	60,874,325
Hanon Systems	3,478,090	31,269,188
Hyundai Glovis Co. Ltd.	564,298	93,583,800
Hyundai Industrial Development & Construction Co.	857,741	37,808,210
Hyundai Mobis	703,525	159,965,315
InterPark INT Corp.	1,189,034	20,289,886
Kakao Corp.	219,868	19,287,088
KB Financial Group, Inc.	2,766,445	84,181,636
KEPCO Plant Service & Engineering Co. Ltd.	422,667	27,853,762
Korea Electric Power Corp.	1,133,459	61,230,873
Korean Reinsurance Co. (b)	6,399,415	74,290,021
KT Corp.	664,566	17,704,288
KT Corp. sponsored ADR	871,300	11,858,393
LG Chemical Ltd.	313,189	81,189,808
NAVER Corp.	50,816	30,028,090
NCSOFT Corp.	215,349	43,044,424
Samsung Electronics Co. Ltd.	197,530	214,654,985
Samsung Fire & Marine Insurance Co. Ltd.	170,430	43,809,662
Samsung SDI Co. Ltd.	388,324	38,640,047
Shinhan Financial Group Co. Ltd.	4,168,123	151,991,108
SK Hynix, Inc.	4,872,418	119,718,565
SK Telecom Co. Ltd. sponsored ADR	1,222,600	24,452,000
Viatron Technologies, Inc.	528,551	13,240,591

TOTAL KOREA (SOUTH)		1,644,281,990

Malaysia - 0.4%
Tenaga Nasional Bhd	15,486,664	56,927,811
Mauritius - 0.1%
MakeMyTrip Ltd. (a)(c)	897,300	16,474,428
Mexico - 5.5%
America Movil S.A.B. de CV Series L sponsored ADR (c)	5,386,520	76,273,123
Banregio Grupo Financiero S.A.B. de CV	3,672,471	22,007,525
CEMEX S.A.B. de CV sponsored ADR	3,993,912	29,754,644
El Puerto de Liverpool S.A.B. de CV Class C	5,200,400	59,114,381
Fibra Uno Administracion SA de CV	33,984,500	80,908,657
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,929,900	46,448,884
Grupo Comercial Chedraui S.A.B. de CV	12,170,788	34,493,444
Grupo Financiero Banorte S.A.B. de CV Series O	33,846,500	192,145,011
Infraestructura Energetica Nova S.A.B. de CV	4,022,500	15,718,580
Macquarie Mexican (REIT) (b)	71,857,048	98,902,035
Promotora y Operadora de Infraestructura S.A.B. de CV	1,862,300	23,617,757
Tenedora Nemak SA de CV	18,978,000	27,223,863
Wal-Mart de Mexico SA de CV Series V	26,268,900	64,967,418

TOTAL MEXICO		771,575,322

Netherlands - 1.0%
Cnova NV (a)(c)	1,583,573	5,542,506
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(d)	5,797,400	27,285,359
Yandex NV (a)	5,245,480	107,374,976

TOTAL NETHERLANDS		140,202,841

Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	3,406,217	11,921,760
Transnational Corp. of Nigeria PLC	1,118,478,305	5,564,569
Zenith Bank PLC	527,345,468	33,656,402

TOTAL NIGERIA		51,142,731

Pakistan - 0.4%
Habib Bank Ltd.	28,820,300	51,958,770
Panama - 0.3%
Copa Holdings SA Class A	645,900	41,176,125
Philippines - 1.4%
Alliance Global Group, Inc.	162,411,350	50,068,344
Metro Pacific Investments Corp.	136,833,756	16,873,303
Metropolitan Bank & Trust Co.	36,796,507	63,563,648
Robinsons Land Corp.	110,459,170	63,642,894

TOTAL PHILIPPINES		194,148,189

Romania - 0.2%
Banca Transilvania SA	32,485,494	22,293,559
Russia - 5.0%
E.ON Russia JSC (a)	451,634,400	18,400,759
Lukoil PJSC sponsored ADR	4,091,900	173,435,182
Magnit OJSC GDR (Reg. S)	1,533,200	53,048,720
MMC Norilsk Nickel PJSC sponsored ADR	5,182,200	76,437,450
Mobile TeleSystems OJSC (a)	10,103,640	39,504,895
Mobile TeleSystems OJSC sponsored ADR	561,400	5,198,564
NOVATEK OAO GDR (Reg. S)	883,300	84,796,800
Rosneft Oil Co. OJSC (a)	16,583,500	89,865,429
Sberbank of Russia (a)	19,392,840	37,023,355
Sberbank of Russia sponsored ADR	11,894,231	95,344,156
Sistema JSFC (a)	73,876,500	22,183,765
Sistema JSFC sponsored GDR	832,100	6,115,935

TOTAL RUSSIA		701,355,010

Singapore - 1.0%
Ascendas Real Estate Investment Trust	39,966,700	73,107,099
CapitaMall Trust	16,210,900	24,951,900
First Resources Ltd.	28,640,700	40,569,977

TOTAL SINGAPORE		138,628,976

South Africa - 6.0%
Alexander Forbes Group Holdings Ltd. (e)	27,452,774	13,846,678
Aspen Pharmacare Holdings Ltd. (e)	2,083,782	49,108,178
Barclays Africa Group Ltd. (f)	7,617,767	77,219,844
Bidvest Group Ltd.	2,390,145	60,660,093
Imperial Holdings Ltd. (e)	4,965,600	51,985,274
JSE Ltd.	2,056,792	23,841,608
Life Healthcare Group Holdings Ltd. (e)	15,628,900	41,050,531
Naspers Ltd. Class N (e)	2,904,300	398,499,278
Nedbank Group Ltd.	2,363,200	30,230,500
Sasol Ltd.	1,193,700	39,046,114
Shoprite Holdings Ltd. (e)	1,792,709	21,563,763
Telkom SA Ltd.	7,199,400	28,665,601

TOTAL SOUTH AFRICA		835,717,462

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA	7,359,800	50,575,112
Taiwan - 6.6%
Advanced Semiconductor Engineering, Inc.	29,060,000	27,919,271
Advantech Co. Ltd.	7,339,000	51,799,895
Boardtek Electronics Corp.	10,592,000	15,214,339
Catcher Technology Co. Ltd.	3,847,000	27,033,681
E.SUN Financial Holdings Co. Ltd.	74,706,928	41,397,208
Hermes Microvision, Inc.	438,000	13,491,317
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,806,644	21,019,480
HTC Corp.	6,577,000	16,776,919
Inotera Memories, Inc. (a)	8,383,000	7,603,687
King's Town Bank	27,933,000	19,456,165
Kingpak Technology, Inc. (a)	1,591,000	15,514,503
Largan Precision Co. Ltd.	517,000	36,330,681
MediaTek, Inc.	1,398,000	9,953,874
Siliconware Precision Industries Co. Ltd.	8,664,000	12,808,290
Taiwan Cement Corp.	70,379,000	71,679,692
Taiwan Fertilizer Co. Ltd.	16,134,000	21,901,244
Taiwan Semiconductor Manufacturing Co. Ltd.	95,233,284	436,859,678
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	469,801	11,082,606
Universal Cement Corp.	26,555,559	16,975,894
Vanguard International Semiconductor Corp.	11,379,000	17,419,173
Wistron NeWeb Corp.	5,660,000	14,718,138
Yuanta Financial Holding Co. Ltd.	70,926,206	23,383,713

TOTAL TAIWAN		930,339,448

Thailand - 2.7%
Advanced Info Service PCL (For. Reg.)	3,697,700	16,518,935
Airports of Thailand PCL (For. Reg.)	4,310,900	48,392,692
Intouch Holdings PCL NVDR	8,901,070	13,445,918
Jasmine Broadband Internet Infrastructure Fund	77,457,700	20,850,584
Kasikornbank PCL (For. Reg.)	22,019,704	105,306,145
PTT Global Chemical PCL (For. Reg.)	14,802,000	26,492,698
PTT PCL (For. Reg.)	7,662,400	66,705,888
Star Petroleum Refining PCL	75,532,500	23,793,170
Thai Union Frozen Products PCL (For. Reg.)	88,918,100	52,709,183

TOTAL THAILAND		374,215,213

Turkey - 1.4%
Aselsan A/S	4,268,000	30,446,490
Enka Insaat ve Sanayi A/S	13,589,000	23,603,481
Tupras Turkiye Petrol Rafinelleri A/S	2,499,796	65,979,248
Turkiye Garanti Bankasi A/S	16,056,500	49,425,398
Turkiye Halk Bankasi A/S	7,730,000	29,698,892

TOTAL TURKEY		199,153,509

United Arab Emirates - 1.0%
DP World Ltd.	2,154,355	40,717,310
Emaar Properties PJSC	28,452,195	52,676,339
First Gulf Bank PJSC	15,195,728	53,577,467

TOTAL UNITED ARAB EMIRATES		146,971,116

United Kingdom - 0.5%
Fresnillo PLC	2,757,200	44,839,239
HSBC Holdings PLC (Hong Kong)	3,251,120	21,641,191

TOTAL UNITED KINGDOM		66,480,430

United States of America - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	700,672	40,898,225
First Cash Financial Services, Inc.	732,500	33,497,225
Micron Technology, Inc. (a)	2,554,000	27,455,500

TOTAL UNITED STATES OF AMERICA		101,850,950

TOTAL COMMON STOCKS
(Cost $12,072,394,293)		12,592,405,834

Nonconvertible Preferred Stocks - 6.1%
Brazil - 4.5%
Ambev SA sponsored ADR	27,895,500	155,935,845
Banco do Estado Rio Grande do Sul SA	9,154,536	22,651,770
Companhia Paranaense de Energia-Copel:
(PN-B)	165,000	1,358,189
(PN-B) sponsored ADR (c)	3,758,539	31,083,118
Itau Unibanco Holding SA sponsored ADR	19,418,486	185,058,172
Metalurgica Gerdau SA (PN) (b)	40,120,622	33,946,648
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	12,664,800	74,722,320
Telefonica Brasil SA	2,799,100	34,475,504
Vale SA (PN-A) sponsored ADR	19,368,000	87,930,720

TOTAL BRAZIL		627,162,286

Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (g)	7,577,282	29,253,613
Korea (South) - 1.4%
Hyundai Motor Co. Series 2	916,314	79,900,293
Samsung Electronics Co. Ltd.	87,548	79,701,978
Samsung Fire & Marine Insurance Co. Ltd.	209,341	34,260,534

TOTAL KOREA (SOUTH)		193,862,805

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $898,151,611)		850,278,704
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.33% 5/5/16 to 6/30/16 (Cost $25,736,603)(h)	25,740,000	25,738,494
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.38% (i)	584,729,400	584,729,400
Fidelity Securities Lending Cash Central Fund, 0.42% (i)(j)	58,758,275	58,758,275
TOTAL MONEY MARKET FUNDS
(Cost $643,487,675)		643,487,675
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $13,639,770,182)		14,111,910,707
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(97,079,738)
NET ASSETS - 100%		$14,014,830,969

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
4,391 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	184,070,720	$8,763,166

The face value of futures purchased as a percentage of Net Assets is 1.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $534,134,742.

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,285,359 or 0.2% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,253,613 or 0.2% of net assets.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,827,688.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$23,950,652

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,456,017
Fidelity Securities Lending Cash Central Fund	360,621
Total	$1,816,638

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aquarius Platinum Ltd. (Australia)	$15,805,131	$--	$--	$--	$--
China Suntien Green Energy Corp. Ltd. (H Shares)	18,471,705	1,521,804	1,744,817	--	--
Direcional Engenharia SA	12,974,783	--	57,853	--	25,147,183
Fila Korea Ltd.	57,918,933	4,383,793	3,491,849	112,515	60,874,325
FPC Par Corretora de Seguros	21,739,477	5,222,561	--	911,382	32,159,996
GP Investments Ltd. Class A (depositary receipt)	17,741,993	--	3,249,032	--	17,839,854
Korean Reinsurance Co.	75,545,757	4,142,790	3,302,063	1,474,719	74,290,021
Macquarie Mexican (REIT)	99,884,761	29,605	139,726	3,682,854	98,902,035
Metalurgica Gerdau SA (PN)	--	18,809,798	--	--	33,946,648
Minerva SA	40,386,125	2,654,775	--	--	40,153,246
Smiles SA	23,204,758	40,739,545	3,095,324	122,868	76,772,043
SREI Infrastructure Finance Ltd.	30,184,892	--	1,109,273	--	38,434,045
Total	$413,858,315	$77,504,671	$16,189,937	$6,304,338	$498,519,396

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,554,244,286	$1,324,833,107	$200,157,566	$29,253,613
Consumer Staples	1,102,186,264	926,000,739	176,185,525	--
Energy	1,093,631,675	804,840,881	288,790,794	--
Financials	3,557,539,370	2,389,780,671	1,167,758,699	--
Health Care	368,441,399	317,139,861	51,301,538	--
Industrials	945,399,064	795,227,892	150,171,172	--
Information Technology	2,701,517,093	1,827,830,424	873,686,669	--
Materials	956,125,315	683,882,294	272,243,021	--
Telecommunication Services	775,985,700	610,636,560	165,349,140	--
Utilities	387,614,372	262,091,355	125,523,017	--
Government Obligations	25,738,494	--	25,738,494	--
Money Market Funds	643,487,675	643,487,675	--	--
Total Investments in Securities:	$14,111,910,707	$10,585,751,459	$3,496,905,635	$29,253,613
Derivative Instruments:
Assets
Futures Contracts	$8,763,166	$8,763,166	$--	$--
Total Assets	$8,763,166	$8,763,166	$--	$--
Total Derivative Instruments:	$8,763,166	$8,763,166	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$47,857,785
Level 2 to Level 1	$1,800,154,125

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$8,763,166	$0
Total Value of Derivatives	$8,763,166	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,971,110) — See accompanying schedule: Unaffiliated issuers (cost $12,490,655,885)	$12,969,903,636
Fidelity Central Funds (cost $643,487,675)	643,487,675
Other affiliated issuers (cost $505,626,622)	498,519,396
Total Investments (cost $13,639,770,182)		$14,111,910,707
Cash		604,339
Foreign currency held at value (cost $12,772,008)		12,776,438
Receivable for investments sold
Regular delivery		52,534,011
Delayed delivery		345,048
Receivable for fund shares sold		8,371,424
Dividends receivable		14,038,078
Distributions receivable from Fidelity Central Funds		276,830
Prepaid expenses		6,189
Other receivables		124,583
Total assets		14,200,987,647
Liabilities
Payable for investments purchased
Regular delivery	$92,038,675
Delayed delivery	13,204,805
Payable for fund shares redeemed	9,004,678
Accrued management fee	9,227,360
Payable for daily variation margin for derivative instruments	1,063,568
Other affiliated payables	1,002,368
Other payables and accrued expenses	1,856,949
Collateral on securities loaned, at value	58,758,275
Total liabilities		186,156,678
Net Assets		$14,014,830,969
Net Assets consist of:
Paid in capital		$14,864,305,371
Undistributed net investment income		24,560,825
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,355,050,896)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		481,015,669
Net Assets		$14,014,830,969
Series Emerging Markets:
Net Asset Value, offering price and redemption price per share ($6,475,887,207 ÷ 427,690,289 shares)		$15.14
Class F:
Net Asset Value, offering price and redemption price per share ($7,538,943,762 ÷ 496,514,606 shares)		$15.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends (including $6,304,338 earned from other affiliated issuers)		$122,344,004
Interest		36,358
Income from Fidelity Central Funds		1,816,638
Income before foreign taxes withheld		124,197,000
Less foreign taxes withheld		(12,424,894)
Total income		111,772,106
Expenses
Management fee	$49,296,461
Transfer agent fees	4,745,994
Accounting and security lending fees	943,583
Custodian fees and expenses	3,329,030
Independent trustees' compensation	26,033
Registration fees	93,584
Audit	87,360
Legal	14,554
Miscellaneous	38,125
Total expenses before reductions	58,574,724
Expense reductions	(229,141)	58,345,583
Net investment income (loss)		53,426,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $138,525)	(338,062,284)
Other affiliated issuers	(40,824,285)
Foreign currency transactions	995,629
Futures contracts	20,896,544
Total net realized gain (loss)		(356,994,396)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $720,334)	481,544,250
Assets and liabilities in foreign currencies	231,428
Futures contracts	3,454,797
Total change in net unrealized appreciation (depreciation)		$485,230,475
Net gain (loss)		128,236,079
Net increase (decrease) in net assets resulting from operations		$181,662,602

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,426,523	$152,994,942
Net realized gain (loss)	(356,994,396)	(735,166,832)
Change in net unrealized appreciation (depreciation)	485,230,475	(961,074,063)
Net increase (decrease) in net assets resulting from operations	181,662,602	(1,543,245,953)
Distributions to shareholders from net investment income	(158,339,864)	(89,825,646)
Share transactions - net increase (decrease)	2,079,267,572	3,499,387,207
Total increase (decrease) in net assets	2,102,590,310	1,866,315,608
Net Assets
Beginning of period	11,912,240,659	10,045,925,051
End of period (including undistributed net investment income of $24,560,825 and undistributed net investment income of $129,474,166, respectively)	$14,014,830,969	$11,912,240,659

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Emerging Markets

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.31	$17.77	$17.56	$16.25	$16.06	$18.85
Income from Investment Operations
Net investment income (loss)A	.06	.21B	.21	.20	.21	.18
Net realized and unrealized gain (loss)	(.05)C	(2.53)	.17	1.34	.59	(2.19)
Total from investment operations	.01	(2.32)	.38	1.54	.80	(2.01)
Distributions from net investment income	(.18)	(.14)	(.17)	(.22)	(.09)	(.10)
Distributions from net realized gain	–	–	(.01)	(.01)	(.52)	(.68)
Total distributions	(.18)	(.14)	(.17)D	(.23)	(.61)	(.78)
Net asset value, end of period	$15.14	$15.31	$17.77	$17.56	$16.25	$16.06
Total ReturnE,F	.11%	(13.14)%	2.20%	9.59%	5.40%	(11.26)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I	1.04%	1.06%	1.09%	1.10%	1.12%
Expenses net of fee waivers, if any	1.03%I	1.04%	1.06%	1.09%	1.10%	1.12%
Expenses net of all reductions	1.03%I	1.03%	1.06%	1.06%	1.07%	1.07%
Net investment income (loss)	.78%I	1.29%B	1.18%	1.22%	1.37%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$6,475,887	$5,571,493	$4,837,497	$3,623,928	$3,182,644	$3,384,616
Portfolio turnover rateJ	46%I	64%	93%	79%	80%	104%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.006 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Emerging Markets Fund Class F

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.36	$17.83	$17.62	$16.30	$16.11	$18.90
Income from Investment Operations
Net investment income (loss)A	.07	.24B	.24	.23	.25	.21
Net realized and unrealized gain (loss)	(.04)C	(2.54)	.17	1.35	.58	(2.19)
Total from investment operations	.03	(2.30)	.41	1.58	.83	(1.98)
Distributions from net investment income	(.21)	(.17)	(.19)	(.26)	(.12)	(.13)
Distributions from net realized gain	–	–	(.01)	(.01)	(.52)	(.68)
Total distributions	(.21)	(.17)	(.20)	(.26)D	(.64)	(.81)
Net asset value, end of period	$15.18	$15.36	$17.83	$17.62	$16.30	$16.11
Total ReturnE,F	.21%	(13.02)%	2.35%	9.84%	5.60%	(11.07)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.87%I	.88%	.89%	.90%	.90%	.91%
Expenses net of fee waivers, if any	.87%I	.88%	.89%	.90%	.90%	.91%
Expenses net of all reductions	.87%I	.87%	.89%	.88%	.87%	.86%
Net investment income (loss)	.94%I	1.45%B	1.35%	1.40%	1.57%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$7,538,944	$6,340,748	$5,208,429	$3,490,320	$2,570,780	$1,471,427
Portfolio turnover rateJ	46%I	64%	93%	79%	80%	104%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.009 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United States of America*	22.1%
Japan	14.2%
United Kingdom	13.3%
Switzerland	12.8%
Spain	4.7%
Belgium	4.3%
Australia	4.0%
Sweden	3.8%
Denmark	3.1%
Other	17.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United States of America*	17.2%
United Kingdom	14.7%
Japan	14.5%
Switzerland	13.8%
Sweden	5.5%
Belgium	4.3%
Spain	4.3%
Australia	3.4%
Denmark	3.1%
Other	19.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.7	98.0
Short-Term Investments and Net Other Assets (Liabilities)	4.3	2.0

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	4.9	3.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.5	3.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.3	2.7
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	3.1	2.8
Novartis AG (Switzerland, Pharmaceuticals)	3.1	3.8
CSL Ltd. (Australia, Biotechnology)	2.9	2.2
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.6	2.4
Inditex SA (Spain, Specialty Retail)	2.6	2.6
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	2.5	2.0
InterContinental Hotel Group PLC ADR (United Kingdom, Hotels, Restaurants & Leisure)	2.2	2.1
	30.7

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	20.3	15.9
Health Care	18.6	18.8
Financials	14.0	18.2
Information Technology	13.9	11.3
Consumer Discretionary	13.2	15.1
Industrials	10.7	12.1
Materials	4.3	6.0
Energy	0.4	0.4
Telecommunication Services	0.3	0.2

Fidelity® Series International Growth Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 4.0%
CSL Ltd.	4,353,835	$348,191,915
Sydney Airport unit	7,532,050	39,000,831
Transurban Group unit	10,438,207	91,906,878

TOTAL AUSTRALIA		479,099,624

Austria - 1.2%
Andritz AG	2,497,198	139,854,064
Belgium - 4.3%
Anheuser-Busch InBev SA NV	3,220,981	398,692,722
KBC Groep NV	2,156,204	121,053,177

TOTAL BELGIUM		519,745,899

Canada - 0.4%
Pason Systems, Inc.	3,587,269	52,149,348
Cayman Islands - 0.9%
58.com, Inc. ADR (a)	936,000	51,152,400
Alibaba Group Holding Ltd. sponsored ADR (a)	728,100	56,020,014

TOTAL CAYMAN ISLANDS		107,172,414

Denmark - 3.1%
Jyske Bank A/S (Reg.)	1,482,200	60,681,788
Novo Nordisk A/S Series B sponsored ADR	5,714,281	318,799,737

TOTAL DENMARK		379,481,525

Finland - 0.3%
Tikkurila Oyj	1,960,479	34,368,600
France - 1.0%
Essilor International SA	953,262	123,397,766
Germany - 2.9%
Bayer AG	1,099,100	126,796,339
SAP AG	2,897,446	227,336,649

TOTAL GERMANY		354,132,988

Hong Kong - 1.9%
AIA Group Ltd.	38,352,000	229,521,609
India - 0.5%
Housing Development Finance Corp. Ltd.	3,893,267	63,795,176
Ireland - 2.9%
CRH PLC sponsored ADR	6,210,505	180,787,801
James Hardie Industries PLC CDI	12,129,270	170,892,748

TOTAL IRELAND		351,680,549

Isle of Man - 0.5%
Playtech Ltd.	4,669,475	54,889,453
Israel - 0.3%
Azrieli Group	1,019,186	40,478,851
Italy - 0.8%
Azimut Holding SpA	1,613,606	40,611,557
Interpump Group SpA	3,440,349	49,517,901

TOTAL ITALY		90,129,458

Japan - 14.2%
Astellas Pharma, Inc.	17,563,100	236,796,147
Coca-Cola Central Japan Co. Ltd.	1,622,500	29,725,667
DENSO Corp.	5,162,300	196,225,071
East Japan Railway Co.	1,325,700	116,629,890
Hoya Corp.	2,307,800	88,375,530
Japan Tobacco, Inc.	4,205,800	171,840,320
Keyence Corp.	277,200	166,151,747
Mitsui Fudosan Co. Ltd.	5,849,000	142,846,813
Nintendo Co. Ltd.	462,000	62,555,273
Olympus Corp.	2,034,800	79,268,940
OSG Corp.	2,332,400	43,344,435
Seven Bank Ltd.	23,173,500	98,469,020
Shinsei Bank Ltd.	35,359,000	49,558,341
SHO-BOND Holdings Co. Ltd. (b)	1,557,600	67,396,048
USS Co. Ltd.	10,690,800	169,110,764

TOTAL JAPAN		1,718,294,006

Kenya - 0.3%
Safaricom Ltd.	210,780,000	35,686,515
Korea (South) - 0.9%
BGFretail Co. Ltd.	380,318	61,744,516
NAVER Corp.	69,161	40,868,481

TOTAL KOREA (SOUTH)		102,612,997

Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	732,412	68,268,123
South Africa - 1.3%
Clicks Group Ltd.	6,902,484	50,413,675
Naspers Ltd. Class N	807,910	110,853,408

TOTAL SOUTH AFRICA		161,267,083

Spain - 4.7%
Amadeus IT Holding SA Class A	3,528,800	160,575,528
Hispania Activos Inmobiliarios SA (a)	1,884,200	27,616,041
Inditex SA	9,658,471	310,051,182
Merlin Properties Socimi SA	2,698,300	31,360,337
Prosegur Compania de Seguridad SA (Reg.)	7,301,289	42,219,722

TOTAL SPAIN		571,822,810

Sweden - 3.8%
ASSA ABLOY AB (B Shares) (c)	14,608,417	306,341,167
Intrum Justitia AB	823,600	29,557,686
Svenska Handelsbanken AB (A Shares) (c)	9,595,113	128,000,273

TOTAL SWEDEN		463,899,126

Switzerland - 12.8%
Nestle SA	7,896,276	589,375,563
Novartis AG	4,860,410	369,888,196
Roche Holding AG (participation certificate)	1,656,612	419,138,121
Schindler Holding AG:
(participation certificate)	748,219	136,259,626
(Reg.)	154,309	28,358,883

TOTAL SWITZERLAND		1,543,020,389

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	26,706,000	122,507,324
United Kingdom - 13.3%
Associated British Foods PLC	2,937,900	131,528,714
Babcock International Group PLC	2,678,361	37,080,291
BAE Systems PLC	11,625,600	81,107,840
Berendsen PLC	4,932,100	85,037,147
Howden Joinery Group PLC	4,469,100	32,258,326
Informa PLC	9,845,180	94,151,689
InterContinental Hotel Group PLC ADR (c)	6,622,027	265,808,164
Lloyds Banking Group PLC	53,016,300	52,036,083
Prudential PLC	8,573,546	169,237,803
Reckitt Benckiser Group PLC	3,858,587	375,899,280
Rightmove PLC	520,970	29,367,687
SABMiller PLC	2,713,836	165,948,704
Shaftesbury PLC	3,385,400	45,013,853
Unite Group PLC	4,544,258	41,997,004

TOTAL UNITED KINGDOM		1,606,472,585

United States of America - 17.8%
Alphabet, Inc. Class A	214,294	151,694,437
Autoliv, Inc. (c)	1,359,227	166,464,531
Berkshire Hathaway, Inc. Class B (a)	937,150	136,336,582
China Biologic Products, Inc. (a)	585,950	68,556,150
Domino's Pizza, Inc.	620,440	74,998,787
Martin Marietta Materials, Inc.	460,400	77,913,492
MasterCard, Inc. Class A	2,451,410	237,762,256
McGraw Hill Financial, Inc.	805,171	86,032,521
Mohawk Industries, Inc. (a)	860,415	165,741,741
Molson Coors Brewing Co. Class B	756,000	72,296,280
Moody's Corp.	692,900	66,324,388
MSCI, Inc. Class A	747,200	56,742,368
Philip Morris International, Inc.	1,525,292	149,661,651
PriceSmart, Inc.	663,475	57,417,127
ResMed, Inc.	1,227,900	68,516,820
Reynolds American, Inc.	2,650,500	131,464,800
Sherwin-Williams Co.	233,100	66,971,961
SS&C Technologies Holdings, Inc.	1,307,078	79,927,820
Visa, Inc. Class A	3,018,296	233,133,183

TOTAL UNITED STATES OF AMERICA		2,147,956,895

TOTAL COMMON STOCKS
(Cost $9,075,439,847)		11,561,705,177

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.38% (d)	530,876,323	530,876,323
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	210,135,124	210,135,124
TOTAL MONEY MARKET FUNDS
(Cost $741,011,447)		741,011,447
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $9,816,451,294)		12,302,716,624
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(213,890,979)
NET ASSETS - 100%		$12,088,825,645

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$723,242
Fidelity Securities Lending Cash Central Fund	1,389,622
Total	$2,112,864

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$61,860,089	$--	$--	$314,471	$67,396,048
Total	$61,860,089	$--	$--	$314,471	$67,396,048

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,585,663,663	$1,220,327,828	$365,335,835	$--
Consumer Staples	2,454,277,142	1,287,436,312	1,166,840,830	--
Energy	52,149,348	52,149,348	--	--
Financials	1,687,713,585	818,043,643	869,669,942	--
Health Care	2,247,725,661	1,054,258,727	1,193,466,934	--
Industrials	1,293,612,409	985,134,196	308,478,213	--
Information Technology	1,673,942,252	1,095,391,259	578,550,993	--
Materials	530,934,602	530,934,602	--	--
Telecommunication Services	35,686,515	35,686,515	--	--
Money Market Funds	741,011,447	741,011,447	--	--
Total Investments in Securities:	$12,302,716,624	$7,820,373,877	$4,482,342,747	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$1,231,709,296

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $210,601,382) — See accompanying schedule: Unaffiliated issuers (cost $9,028,395,411)	$11,494,309,129
Fidelity Central Funds (cost $741,011,447)	741,011,447
Other affiliated issuers (cost $47,044,436)	67,396,048
Total Investments (cost $9,816,451,294)		$12,302,716,624
Foreign currency held at value (cost $57)		57
Receivable for investments sold		26,440,400
Receivable for fund shares sold		2,558,015
Dividends receivable		81,560,728
Distributions receivable from Fidelity Central Funds		385,012
Prepaid expenses		9,634
Other receivables		41,816
Total assets		12,413,712,286
Liabilities
Payable for investments purchased	$30,141,592
Payable for fund shares redeemed	75,984,851
Accrued management fee	7,448,770
Other affiliated payables	916,296
Other payables and accrued expenses	260,008
Collateral on securities loaned, at value	210,135,124
Total liabilities		324,886,641
Net Assets		$12,088,825,645
Net Assets consist of:
Paid in capital		$9,443,480,197
Undistributed net investment income		86,634,250
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		71,486,056
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,487,225,142
Net Assets		$12,088,825,645
Series International Growth:
Net Asset Value, offering price and redemption price per share ($5,557,529,096 ÷ 412,125,632 shares)		$13.49
Class F:
Net Asset Value, offering price and redemption price per share ($6,531,296,549 ÷ 483,196,610 shares)		$13.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends (including $314,471 earned from other affiliated issuers)		$155,673,094
Income from Fidelity Central Funds		2,112,864
Income before foreign taxes withheld		157,785,958
Less foreign taxes withheld		(15,977,335)
Total income		141,808,623
Expenses
Management fee
Basic fee	$40,779,630
Performance adjustment	1,604,226
Transfer agent fees	4,501,874
Accounting and security lending fees	939,448
Custodian fees and expenses	535,236
Independent trustees' compensation	25,359
Registration fees	55,364
Audit	49,726
Legal	15,828
Miscellaneous	38,606
Total expenses before reductions	48,545,297
Expense reductions	(96,102)	48,449,195
Net investment income (loss)		93,359,428
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,120,708
Foreign currency transactions	974,874
Total net realized gain (loss)		102,095,582
Change in net unrealized appreciation (depreciation) on: Investment securities	(419,489,278)
Assets and liabilities in foreign currencies	784,237
Total change in net unrealized appreciation (depreciation)		(418,705,041)
Net gain (loss)		(316,609,459)
Net increase (decrease) in net assets resulting from operations		$(223,250,031)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,359,428	$144,455,176
Net realized gain (loss)	102,095,582	260,002,474
Change in net unrealized appreciation (depreciation)	(418,705,041)	72,057,794
Net increase (decrease) in net assets resulting from operations	(223,250,031)	476,515,444
Distributions to shareholders from net investment income	(141,417,551)	(177,438,330)
Distributions to shareholders from net realized gain	(272,101,876)	(186,668,096)
Total distributions	(413,519,427)	(364,106,426)
Share transactions - net increase (decrease)	717,608,157	(731,969,049)
Total increase (decrease) in net assets	80,838,699	(619,560,031)
Net Assets
Beginning of period	12,007,986,946	12,627,546,977
End of period (including undistributed net investment income of $86,634,250 and undistributed net investment income of $134,692,373, respectively)	$12,088,825,645	$12,007,986,946

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Growth

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.28	$14.17	$13.95	$11.55	$10.53	$10.89
Income from Investment Operations
Net investment income (loss)A	.10	.15	.17	.16	.15	.16
Net realized and unrealized gain (loss)	(.41)	.36	.20	2.43	.99	(.46)
Total from investment operations	(.31)	.51	.37	2.59	1.14	(.30)
Distributions from net investment income	(.16)	(.19)	(.10)	(.19)	(.12)	(.05)
Distributions from net realized gain	(.33)	(.21)	(.05)	–	(.01)	(.01)
Total distributions	(.48)B	(.40)	(.15)	(.19)	(.12)C	(.06)
Net asset value, end of period	$13.49	$14.28	$14.17	$13.95	$11.55	$10.53
Total ReturnD,E	(2.23)%	3.65%	2.66%	22.72%	11.00%	(2.77)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.92%H	.92%	.97%	1.04%	1.05%	1.00%
Expenses net of fee waivers, if any	.92%H	.91%	.97%	1.04%	1.05%	1.00%
Expenses net of all reductions	.92%H	.91%	.97%	1.02%	1.04%	.98%
Net investment income (loss)	1.51%H	1.06%	1.23%	1.26%	1.38%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$5,557,529	$5,563,674	$6,049,347	$5,642,298	$5,045,151	$4,996,927
Portfolio turnover rateI	35%H	24%	33%	41%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.326 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.007 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Growth Fund Class F

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.32	$14.21	$13.99	$11.59	$10.57	$10.91
Income from Investment Operations
Net investment income (loss)A	.11	.18	.20	.18	.17	.18
Net realized and unrealized gain (loss)	(.40)	.35	.19	2.43	1.00	(.45)
Total from investment operations	(.29)	.53	.39	2.61	1.17	(.27)
Distributions from net investment income	(.18)	(.21)	(.12)	(.21)	(.14)	(.06)
Distributions from net realized gain	(.33)	(.21)	(.05)	–	(.01)	(.01)
Total distributions	(.51)	(.42)	(.17)	(.21)	(.15)	(.07)
Net asset value, end of period	$13.52	$14.32	$14.21	$13.99	$11.59	$10.57
Total ReturnB,C	(2.12)%	3.83%	2.80%	22.88%	11.23%	(2.50)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.75%	.80%	.85%	.85%	.79%
Expenses net of fee waivers, if any	.75%F	.75%	.80%	.85%	.85%	.79%
Expenses net of all reductions	.75%F	.75%	.80%	.84%	.84%	.77%
Net investment income (loss)	1.68%F	1.23%	1.40%	1.44%	1.58%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$6,531,297	$6,444,313	$6,578,200	$5,536,085	$4,064,357	$2,165,942
Portfolio turnover rateG	35%F	24%	33%	41%	27%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	25.9%
United Kingdom	21.7%
United States of America*	10.4%
Germany	6.8%
Italy	3.7%
Sweden	3.4%
Netherlands	2.9%
France	2.4%
Australia	2.2%
Other	20.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	25.0%
United Kingdom	23.0%
United States of America*	12.2%
Germany	6.5%
Italy	4.2%
Netherlands	3.3%
Sweden	3.1%
Australia	2.1%
Spain	1.9%
Other	18.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	95.5
Short-Term Investments and Net Other Assets (Liabilities)	2.4	4.5

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.0	2.2
Berendsen PLC (United Kingdom, Commercial Services & Supplies)	1.8	1.7
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.8	2.1
Fagerhult AB (Sweden, Electrical Equipment)	1.8	1.4
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.8	1.7
CTS Eventim AG (Germany, Media)	1.8	2.1
CompuGroup Medical AG (Germany, Health Care Technology)	1.6	1.4
OBIC Co. Ltd. (Japan, IT Services)	1.6	1.8
Azimut Holding SpA (Italy, Capital Markets)	1.4	1.3
Bellway PLC (United Kingdom, Household Durables)	1.4	1.6
	17.0

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.4	20.8
Industrials	18.4	18.8
Financials	18.0	19.9
Information Technology	11.5	9.9
Health Care	10.4	9.2
Consumer Staples	8.9	8.3
Materials	7.3	7.3
Energy	1.7	1.3
Telecommunication Services	0.0	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Series International Small Cap Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 2.2%
Austal Ltd.	800,423	$949,419
Beacon Lighting Group Ltd.	4,626,227	6,401,944
Credit Corp. Group Ltd.	146,474	1,127,080
DuluxGroup Ltd.	3,814,749	18,563,484
Imdex Ltd. (a)	8,978,319	1,399,466
John Fairfax Holdings Ltd.	2,411,382	1,457,628
Nanosonics Ltd. (a)	258,591	436,496
RCG Corp. Ltd. (b)	16,803,658	17,504,026
SAI Global Ltd.	443,211	1,230,034
SomnoMed Ltd. (a)	8,967	19,363
TFS Corp. Ltd. (b)	11,522,378	13,667,223

TOTAL AUSTRALIA		62,756,163

Austria - 1.3%
Andritz AG	411,024	23,019,151
IMMOFINANZ Immobilien Anlagen AG (a)	1,200,900	2,831,311
Wienerberger AG	48,600	960,231
Zumtobel AG	732,919	9,542,033

TOTAL AUSTRIA		36,352,726

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC	2,383,432	11,082,959
Regus PLC	256,500	1,095,871

TOTAL BAILIWICK OF JERSEY		12,178,830

Belgium - 1.2%
Gimv NV	140,309	7,792,050
KBC Ancora	730,073	25,772,958
Van de Velde	10,143	711,256

TOTAL BELGIUM		34,276,264

Bermuda - 0.4%
APT Satellite Holdings Ltd.	428,000	339,653
Vostok New Ventures Ltd. SDR (a)	1,820,942	10,362,688

TOTAL BERMUDA		10,702,341

Canada - 2.2%
Cara Operations Ltd.	670,000	17,333,386
McCoy Global, Inc.	1,108,950	1,811,865
New Look Vision Group, Inc.	504,100	12,474,938
Pason Systems, Inc.	1,118,900	16,265,829
ShawCor Ltd. Class A	366,300	9,896,844
Tesco Corp.	199,093	1,883,420
Total Energy Services, Inc.	71,400	750,591
Whitecap Resources, Inc. (b)	148,100	1,110,720
ZCL Composites, Inc.	145,700	956,857

TOTAL CANADA		62,484,450

Cayman Islands - 0.7%
58.com, Inc. ADR (a)	178,700	9,765,955
SITC International Holdings Co. Ltd.	2,105,000	1,137,692
Value Partners Group Ltd.	10,501,000	10,023,740

TOTAL CAYMAN ISLANDS		20,927,387

Denmark - 1.7%
Jyske Bank A/S (Reg.)	531,719	21,768,763
NNIT A/S	7,795	212,274
Scandinavian Tobacco Group A/S	540,181	8,593,430
Spar Nord Bank A/S	1,992,747	16,249,302

TOTAL DENMARK		46,823,769

Finland - 0.6%
Olvi PLC (A Shares)	11,003	305,651
Tikkurila Oyj	945,530	16,575,817

TOTAL FINLAND		16,881,468

France - 2.4%
Elis SA	918,500	16,864,465
Ipsen SA	11,800	714,088
Laurent-Perrier Group SA	126,224	10,731,560
Parrot SA (a)	86,900	1,747,305
Saft Groupe SA	38,400	1,193,344
Vetoquinol SA	286,927	11,893,357
Virbac SA (b)	126,200	23,019,696

TOTAL FRANCE		66,163,815

Germany - 5.5%
alstria office REIT-AG	1,096,129	15,375,251
CompuGroup Medical AG	1,171,715	46,019,358
CTS Eventim AG	1,405,124	49,217,390
Fielmann AG	393,190	28,989,808
MLP AG	570,092	2,222,076
Nexus AG	519,508	9,101,398
SMA Solar Technology AG	36,700	1,943,579

TOTAL GERMANY		152,868,860

Greece - 0.4%
Motor Oil (HELLAS) Corinth Refineries SA	86,800	991,119
Mytilineos Holdings SA	171,800	689,835
Titan Cement Co. SA (Reg.)	429,199	9,790,739

TOTAL GREECE		11,471,693

India - 0.6%
Jyothy Laboratories Ltd.	3,501,337	16,045,148
Torrent Pharmaceuticals Ltd.	15,232	327,970

TOTAL INDIA		16,373,118

Ireland - 1.7%
FBD Holdings PLC	1,298,400	9,515,091
James Hardie Industries PLC CDI	2,676,486	37,709,775
United Drug PLC (United Kingdom)	50,000	447,112

TOTAL IRELAND		47,671,978

Isle of Man - 0.7%
Playtech Ltd.	1,702,703	20,015,192
Israel - 2.1%
Azrieli Group	409,179	16,251,298
Ituran Location & Control Ltd.	870,631	18,109,125
Ituran Location & Control Ltd.	30,676	648,503
Sarine Technologies Ltd.	5,183,800	6,360,018
Strauss Group Ltd.	1,129,555	17,899,598

TOTAL ISRAEL		59,268,542

Italy - 3.7%
Astm SpA	33,200	436,800
Azimut Holding SpA	1,586,764	39,935,992
Banco di Desio e della Brianza SpA	237,967	670,856
Beni Stabili SpA SIIQ	34,816,820	25,793,949
Cerved Information Solutions SpA	173,900	1,398,847
Interpump Group SpA	2,518,666	36,251,861

TOTAL ITALY		104,488,305

Japan - 25.9%
Ain Holdings, Inc.	22,300	1,083,289
Aoki Super Co. Ltd.	70,000	827,143
Arcland Service Co. Ltd.	24,800	694,728
Artnature, Inc. (c)	2,073,600	17,192,983
Asahi Co. Ltd.	1,064,900	15,794,882
Autobacs Seven Co. Ltd.	928,700	16,023,148
Azbil Corp.	1,373,700	35,246,778
Broadleaf Co. Ltd.	266,200	2,630,606
Central Automotive Products Ltd. (d)	28,000	233,374
Chugoku Marine Paints Ltd.	152,000	1,076,803
Coca-Cola Central Japan Co. Ltd.	817,800	14,982,835
Daiichikosho Co. Ltd.	548,200	22,981,511
Daikokutenbussan Co. Ltd.	567,600	25,510,083
GCA Savvian Group Corp.	1,339,000	12,372,789
Glory Ltd.	682,600	22,356,033
GMO Internet, Inc.	134,600	1,580,410
Goldcrest Co. Ltd.	1,371,210	19,634,029
Gulliver International Co. Ltd. (b)	56,300	553,412
Iwatsuka Confectionary Co. Ltd.	158,600	7,185,407
Japan Digital Laboratory Co.	1,276,200	17,263,430
Kamigumi Co. Ltd.	70,000	627,608
Kobayashi Pharmaceutical Co. Ltd.	308,800	24,596,741
Konoike Transport Co. Ltd.	88,500	1,031,428
Koshidaka Holdings Co. Ltd.	384,200	7,554,823
Lasertec Corp. (b)	942,200	12,249,724
Leopalace21 Corp. (a)	432,100	2,592,829
Mandom Corp.	25,600	1,158,661
Medikit Co. Ltd.	294,400	10,263,691
Meiko Network Japan Co. Ltd.	514,400	5,673,349
Miraial Co. Ltd.	281,300	1,981,973
Mirait Holdings Corp.	127,900	1,121,082
Mitsuboshi Belting Ltd.	88,000	696,015
Nagaileben Co. Ltd.	1,384,300	28,248,946
ND Software Co. Ltd.	222,536	1,831,824
Nihon Parkerizing Co. Ltd.	3,384,800	29,855,293
Nippon Kanzai Co. Ltd.	64,600	988,397
Nitto Kohki Co. Ltd.	33,900	667,214
NOF Corp.	150,000	1,180,704
NS Tool Co. Ltd.	2,000	33,159
OBIC Co. Ltd.	843,400	44,329,893
OSG Corp. (b)	1,901,500	35,336,753
Paramount Bed Holdings Co. Ltd.	566,000	21,054,544
ProNexus, Inc.	1,161,800	11,749,355
Sacs Bar Holdings, Inc.	82,500	1,047,140
Sakai Moving Service Co. Ltd.	11,100	269,054
San-A Co. Ltd.	35,000	1,610,983
San-Ai Oil Co. Ltd.	1,783,000	12,495,982
Sekisui Jushi Corp.	64,100	889,768
Seven Bank Ltd.	6,669,100	28,338,393
Shinko Plantech Co. Ltd.	113,200	861,238
Shinsei Bank Ltd.	1,654,000	2,318,207
SHO-BOND Holdings Co. Ltd.	778,800	33,698,024
Shoei Co. Ltd. (c)	732,000	11,080,255
SK Kaken Co. Ltd.	179,000	14,687,226
Skylark Co. Ltd.	63,200	803,408
Software Service, Inc.	175,900	6,793,997
St. Marc Holdings Co. Ltd.	46,800	1,266,017
Techno Medica Co. Ltd.	283,000	5,932,695
The Monogatari Corp.	39,000	1,840,788
The Nippon Synthetic Chemical Industry Co. Ltd.	1,095,000	6,607,622
TKC Corp.	684,400	18,594,179
Tocalo Co. Ltd.	458,400	8,245,890
Toshiba Plant Systems & Services Corp.	72,000	890,383
Tsutsumi Jewelry Co. Ltd.	324,800	6,784,474
USS Co. Ltd.	3,533,100	55,887,789
Welcia Holdings Co. Ltd.	19,800	1,045,885
Workman Co. Ltd.	510,700	16,054,083
Yamato Kogyo Co. Ltd.	260,100	6,105,722
Yuasa Trading Co. Ltd.	32,700	734,860
Yusen Logistics Co. Ltd.	87,100	1,024,757

TOTAL JAPAN		725,956,498

Korea (South) - 1.4%
BGFretail Co. Ltd.	200,923	32,619,790
iMarketKorea, Inc.	50,788	751,397
Leeno Industrial, Inc.	139,988	5,235,766

TOTAL KOREA (SOUTH)		38,606,953

Marshall Islands - 0.0%
StealthGas, Inc. (a)	62,954	246,150
Mexico - 0.6%
Consorcio ARA S.A.B. de CV	40,884,127	16,040,306
Netherlands - 2.9%
Aalberts Industries NV	984,900	33,742,572
Arcadis NV	52,300	895,597
BinckBank NV	327,900	1,930,250
Heijmans NV (Certificaten Van Aandelen) (a)(b)	779,571	7,346,491
Lucas Bols BV	24,238	485,551
VastNed Retail NV	816,249	35,937,135

TOTAL NETHERLANDS		80,337,596

New Zealand - 0.1%
Trade Maine Group Ltd.	565,810	1,801,550
Norway - 0.6%
ABG Sundal Collier ASA	1,789,200	1,248,819
Borregaard ASA	186,800	1,397,778
Kongsberg Gruppen ASA	811,148	13,599,978
Spectrum ASA	274,300	902,768

TOTAL NORWAY		17,149,343

Philippines - 0.5%
Jollibee Food Corp.	2,720,820	13,281,605
Singapore - 0.0%
Boustead Singapore Ltd.	1,649,600	956,752
Hour Glass Ltd.	400,200	223,185

TOTAL SINGAPORE		1,179,937

South Africa - 0.6%
Clicks Group Ltd.	2,170,481	15,852,543
Spain - 2.2%
Baron de Ley SA (a)	10,312	1,209,114
Hispania Activos Inmobiliarios SA (a)	821,600	12,041,895
Merlin Properties Socimi SA	1,512,900	17,583,313
Prosegur Compania de Seguridad SA (Reg.) (b)	5,399,986	31,225,433

TOTAL SPAIN		62,059,755

Sweden - 3.4%
Addlife AB (a)	400	5,056
Fagerhult AB (c)	2,158,495	50,263,505
Intrum Justitia AB (b)	636,603	22,846,663
Mekonomen AB	66,100	1,679,159
Ratos AB (B Shares) (b)	352,700	2,063,377
Saab AB (B Shares)	521,300	17,832,265
Swedish Orphan Biovitrum AB (a)	41,300	602,236

TOTAL SWEDEN		95,292,261

Switzerland - 0.1%
Vontobel Holdings AG	48,343	2,091,353
Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,266,400	9,722,540
United Kingdom - 21.7%
AA PLC	3,790,612	15,430,687
Alliance Pharma PLC	10,836,996	7,125,515
BBA Aviation PLC	315,000	921,445
BCA Marketplace PLC	266,800	650,050
Bellway PLC	1,084,900	38,789,884
Berendsen PLC	2,990,609	51,562,794
Britvic PLC	1,429,612	14,705,698
Cineworld Group PLC	184,800	1,398,706
Countrywide PLC	429,100	2,228,285
Dechra Pharmaceuticals PLC	1,645,263	26,587,975
Elementis PLC	7,625,382	24,055,204
Great Portland Estates PLC	2,334,200	25,852,472
H&T Group PLC	1,463,162	5,240,525
Hill & Smith Holdings PLC	53,779	733,537
Hilton Food Group PLC	911,038	7,494,449
Howden Joinery Group PLC	4,207,600	30,370,798
Informa PLC	4,050,785	38,738,576
InterContinental Hotel Group PLC ADR	539,546	21,657,376
ITE Group PLC	6,639,972	15,062,347
John David Group PLC	79,600	1,452,681
JUST EAT Ltd. (a)	2,018,325	11,309,705
Luxfer Holdings PLC sponsored ADR	116,900	1,502,165
Mears Group PLC	256,600	1,494,100
Mitie Group PLC	319,700	1,267,323
PayPoint PLC	85,500	1,053,146
Rightmove PLC	391,500	22,069,312
Shaftesbury PLC	2,585,255	34,374,753
Sinclair Pharma PLC (a)	400,000	210,406
Spectris PLC	1,324,616	35,244,775
Spirax-Sarco Engineering PLC	1,006,228	50,209,039
Taylor Wimpey PLC	5,180,800	13,951,373
Ted Baker PLC	559,367	19,493,060
Topps Tiles PLC	5,554,300	11,037,305
Ultra Electronics Holdings PLC	969,010	25,004,246
Unite Group PLC	5,504,163	50,868,229

TOTAL UNITED KINGDOM		609,147,941

United States of America - 8.0%
ANSYS, Inc. (a)	87,715	7,961,891
Autoliv, Inc.	161,500	19,778,905
Broadridge Financial Solutions, Inc.	241,895	14,474,997
China Biologic Products, Inc. (a)	261,508	30,596,436
Compass Minerals International, Inc.	17,000	1,274,320
Domino's Pizza, Inc.	118,000	14,263,840
Energizer Holdings, Inc.	126,832	5,515,924
Kennedy-Wilson Holdings, Inc.	1,300,188	28,097,063
Martin Marietta Materials, Inc.	85,080	14,398,088
Mohawk Industries, Inc. (a)	113,362	21,836,922
PriceSmart, Inc.	356,261	30,830,827
ResMed, Inc.	229,700	12,817,260
Resources Connection, Inc.	73,500	1,085,595
SS&C Technologies Holdings, Inc.	350,788	21,450,686
Utah Medical Products, Inc.	7,500	501,750

TOTAL UNITED STATES OF AMERICA		224,884,504

TOTAL COMMON STOCKS
(Cost $2,092,289,626)		2,695,355,736

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.1%
Banco ABC Brasil SA	600,000	2,067,311
Germany - 1.3%
Sartorius AG (non-vtg.)	153,293	37,817,540
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $18,883,357)		39,884,851

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.38% (e)	108,863,880	108,863,880
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	11,555,294	11,555,294
TOTAL MONEY MARKET FUNDS
(Cost $120,419,174)		120,419,174
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $2,231,592,157)		2,855,659,761
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(54,151,388)
NET ASSETS - 100%		$2,801,508,373

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$230,909
Fidelity Securities Lending Cash Central Fund	195,878
Total	$426,787

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Artnature, Inc.	$17,350,955	$2,368,860	$--	$210,401	$17,192,983
Cara Operations Ltd.	15,755,782	1,659,870	--	82,118	--
Fagerhult AB	37,911,673	--	1,273,126	787,067	50,263,505
Shoei Co. Ltd.	12,037,779	581,379	--	40,749	11,080,255
Total	$83,056,189	$4,610,109	$1,273,126	$1,120,335	$78,536,743

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$595,301,872	$431,028,691	$164,273,181	$--
Consumer Staples	248,889,863	153,695,853	95,194,010	--
Energy	49,130,135	34,781,796	14,348,339	--
Financials	501,438,629	426,158,642	75,279,987	--
Health Care	293,663,942	219,538,245	74,125,697	--
Industrials	533,131,533	411,634,061	121,497,472	--
Information Technology	313,576,324	179,699,331	133,876,993	--
Materials	199,768,636	129,774,692	69,993,944	--
Telecommunication Services	339,653	--	339,653	--
Money Market Funds	120,419,174	120,419,174	--	--
Total Investments in Securities:	$2,855,659,761	$2,106,730,485	$748,929,276	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,978,081) — See accompanying schedule: Unaffiliated issuers (cost $2,060,893,405)	$2,656,703,844
Fidelity Central Funds (cost $120,419,174)	120,419,174
Other affiliated issuers (cost $50,279,578)	78,536,743
Total Investments (cost $2,231,592,157)		$2,855,659,761
Cash		18,741
Foreign currency held at value (cost $391,130)		389,910
Receivable for investments sold		2,829,883
Receivable for fund shares sold		34,027
Dividends receivable		14,532,671
Distributions receivable from Fidelity Central Funds		113,705
Prepaid expenses		2,175
Receivable from affiliate		11,989
Other receivables		2,360
Total assets		2,873,595,222
Liabilities
Payable for investments purchased
Regular delivery	$6,820,399
Delayed delivery	42,084
Payable for fund shares redeemed	51,381,491
Accrued management fee	1,913,089
Other affiliated payables	280,637
Other payables and accrued expenses	93,855
Collateral on securities loaned, at value	11,555,294
Total liabilities		72,086,849
Net Assets		$2,801,508,373
Net Assets consist of:
Paid in capital		$2,157,094,925
Undistributed net investment income		11,508,438
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,450,273
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		624,454,737
Net Assets		$2,801,508,373
Series International Small Cap:
Net Asset Value, offering price and redemption price per share ($1,287,529,561 ÷ 85,462,889 shares)		$15.07
Class F:
Net Asset Value, offering price and redemption price per share ($1,513,978,812 ÷ 100,277,738 shares)		$15.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends (including $1,120,335 earned from other affiliated issuers)		$27,371,167
Income from Fidelity Central Funds		426,787
Income before foreign taxes withheld		27,797,954
Less foreign taxes withheld		(2,395,837)
Total income		25,402,117
Expenses
Management fee
Basic fee	$11,492,109
Performance adjustment	100,542
Transfer agent fees	1,038,915
Accounting and security lending fees	589,333
Custodian fees and expenses	147,897
Independent trustees' compensation	5,837
Registration fees	13,660
Audit	37,439
Legal	3,771
Miscellaneous	8,897
Total expenses before reductions	13,438,400
Expense reductions	(13,260)	13,425,140
Net investment income (loss)		11,976,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,882,855
Other affiliated issuers	580,238
Foreign currency transactions	18,023
Total net realized gain (loss)		40,481,116
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,582,429)
Assets and liabilities in foreign currencies	426,690
Total change in net unrealized appreciation (depreciation)		(33,155,739)
Net gain (loss)		7,325,377
Net increase (decrease) in net assets resulting from operations		$19,302,354

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,976,977	$27,947,392
Net realized gain (loss)	40,481,116	147,303,806
Change in net unrealized appreciation (depreciation)	(33,155,739)	59,667,213
Net increase (decrease) in net assets resulting from operations	19,302,354	234,918,411
Distributions to shareholders from net investment income	(27,359,738)	(28,569,877)
Distributions to shareholders from net realized gain	(162,604,163)	(36,994,296)
Total distributions	(189,963,901)	(65,564,173)
Share transactions - net increase (decrease)	219,014,454	(195,735,081)
Total increase (decrease) in net assets	48,352,907	(26,380,843)
Net Assets
Beginning of period	2,753,155,466	2,779,536,309
End of period (including undistributed net investment income of $11,508,438 and undistributed net investment income of $26,891,199, respectively)	$2,801,508,373	$2,753,155,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Small Cap

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.11	$15.21	$15.75	$12.44	$11.22	$11.40
Income from Investment Operations
Net investment income (loss)A	.06	.14	.14	.15	.15	.17B
Net realized and unrealized gain (loss)	.01	1.10	(.11)	3.29	1.19	(.19)
Total from investment operations	.07	1.24	.03	3.44	1.34	(.02)
Distributions from net investment income	(.15)	(.14)	(.13)	(.12)	(.11)	(.09)
Distributions from net realized gain	(.96)	(.20)	(.44)	(.01)	(.01)	(.07)
Total distributions	(1.11)	(.34)	(.57)	(.13)	(.12)	(.16)
Net asset value, end of period	$15.07	$16.11	$15.21	$15.75	$12.44	$11.22
Total ReturnC,D	.35%	8.36%	.21%	27.95%	12.07%	(.23)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.08%G	1.10%	1.18%	1.23%	1.22%	1.14%
Expenses net of fee waivers, if any	1.08%G	1.10%	1.18%	1.23%	1.22%	1.14%
Expenses net of all reductions	1.08%G	1.10%	1.18%	1.22%	1.22%	1.13%
Net investment income (loss)	.79%G	.89%	.86%	1.05%	1.27%	1.47%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,287,530	$1,276,570	$1,330,809	$1,163,381	$1,040,585	$1,107,242
Portfolio turnover rateH	20%G	16%	18%	29%	25%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Small Cap Fund Class F

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$16.16	$15.27	$15.79	$12.48	$11.26	$11.43
Income from Investment Operations
Net investment income (loss)A	.07	.17	.16	.17	.17	.20B
Net realized and unrealized gain (loss)	.01	1.10	(.09)	3.30	1.19	(.20)
Total from investment operations	.08	1.27	.07	3.47	1.36	–
Distributions from net investment income	(.18)	(.17)	(.15)	(.15)	(.13)	(.10)
Distributions from net realized gain	(.96)	(.20)	(.44)	(.01)	(.01)	(.07)
Total distributions	(1.14)	(.38)C	(.59)	(.16)	(.14)	(.17)
Net asset value, end of period	$15.10	$16.16	$15.27	$15.79	$12.48	$11.26
Total ReturnD,E	.40%	8.49%	.47%	28.14%	12.25%	(.03)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.92%H	.94%	1.01%	1.04%	1.02%	.93%
Expenses net of fee waivers, if any	.91%H	.93%	1.01%	1.04%	1.02%	.93%
Expenses net of all reductions	.91%H	.93%	1.01%	1.03%	1.01%	.92%
Net investment income (loss)	.96%H	1.06%	1.04%	1.24%	1.47%	1.68%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,513,979	$1,476,586	$1,448,727	$1,141,808	$836,468	$480,498
Portfolio turnover rateI	20%H	16%	18%	29%	25%	22%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.21%.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.203 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
United Kingdom	20.8%
Japan	19.6%
France	17.9%
Switzerland	7.9%
United States of America*	6.2%
Germany	6.0%
Netherlands	3.8%
Australia	3.7%
Italy	3.1%
Other	11.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	23.9%
Japan	20.7%
France	16.4%
Switzerland	8.3%
Germany	5.6%
United States of America*	4.9%
Netherlands	3.8%
Australia	3.1%
Spain	2.0%
Other	11.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.7
Short-Term Investments and Net Other Assets (Liabilities)	0.9	1.3

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	3.5	3.1
Westpac Banking Corp. (Australia, Banks)	2.3	1.5
Toyota Motor Corp. (Japan, Automobiles)	2.2	2.4
Nestle SA (Switzerland, Food Products)	2.2	2.7
Sanofi SA (France, Pharmaceuticals)	2.1	2.6
Rio Tinto PLC (United Kingdom, Metals & Mining)	2.1	1.7
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	1.8
Imperial Tobacco Group PLC (United Kingdom, Tobacco)	1.8	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.8	2.5
BASF AG (Germany, Chemicals)	1.7	1.7
	21.6

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	26.7
Consumer Discretionary	13.8	14.5
Health Care	13.5	16.0
Consumer Staples	9.3	9.3
Industrials	9.0	8.2
Energy	8.2	6.7
Telecommunication Services	6.8	6.1
Materials	5.9	4.3
Information Technology	4.5	3.8
Utilities	3.8	3.1

Fidelity® Series International Value Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 3.7%
Ansell Ltd. (a)	3,654,151	$55,374,184
Macquarie Group Ltd.	1,011,105	48,818,399
Transurban Group unit	7,810,538	68,770,639
Westpac Banking Corp.	11,749,427	275,800,911

TOTAL AUSTRALIA		448,764,133

Bailiwick of Jersey - 0.7%
Wolseley PLC	1,599,040	89,565,539
Belgium - 0.5%
Anheuser-Busch InBev SA NV	506,730	62,722,991
Canada - 1.1%
Imperial Oil Ltd.	2,611,200	86,596,025
Potash Corp. of Saskatchewan, Inc.	2,321,700	41,078,935

TOTAL CANADA		127,674,960

Finland - 1.1%
Sampo Oyj (A Shares)	2,961,313	129,293,166
France - 17.9%
Atos Origin SA	1,720,903	153,171,845
AXA SA (b)	8,143,573	205,621,937
Bouygues SA (b)	1,298,831	43,308,034
Capgemini SA	1,691,105	157,874,674
Havas SA	8,786,342	73,524,333
Orange SA	6,434,800	106,907,321
Renault SA	1,048,492	101,184,525
Sanofi SA (b)	3,137,308	258,597,511
Societe Generale Series A	3,338,500	131,360,527
SR Teleperformance SA	616,000	55,299,503
Total SA	8,326,349	420,820,213
Unibail-Rodamco	534,300	143,161,250
VINCI SA (b)	2,587,300	193,279,232
Vivendi SA (b)	6,019,581	115,638,061

TOTAL FRANCE		2,159,748,966

Germany - 5.6%
Axel Springer Verlag AG (b)	986,300	55,067,731
BASF AG	2,566,118	212,000,756
Bayer AG	611,314	70,523,498
Continental AG	251,233	55,175,940
Fresenius SE & Co. KGaA	1,945,100	141,474,079
GEA Group AG	1,231,347	57,089,033
SAP AG	1,131,022	88,741,171

TOTAL GERMANY		680,072,208

Hong Kong - 0.7%
Power Assets Holdings Ltd.	9,256,050	88,062,893
Ireland - 1.2%
Allergan PLC (a)	230,400	49,895,424
Medtronic PLC	1,138,400	90,104,360

TOTAL IRELAND		139,999,784

Israel - 1.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,167,492	172,469,939
Italy - 3.1%
Eni SpA	10,159,700	165,978,297
Intesa Sanpaolo SpA	31,229,500	86,811,777
Mediaset SpA	12,572,300	56,575,935
Telecom Italia SpA (a)	66,912,700	65,338,492

TOTAL ITALY		374,704,501

Japan - 19.6%
Astellas Pharma, Inc.	8,800,600	118,654,917
Dentsu, Inc.	2,298,800	116,799,749
East Japan Railway Co.	888,000	78,122,760
Hoya Corp.	3,146,500	120,492,939
Itochu Corp.	9,030,000	114,758,698
Japan Tobacco, Inc.	3,413,600	139,472,661
KDDI Corp.	5,320,300	153,255,144
Makita Corp.	1,333,500	84,121,726
Mitsubishi UFJ Financial Group, Inc.	38,187,600	176,228,729
Nippon Prologis REIT, Inc. (c)	24,546	58,857,329
Nippon Telegraph & Telephone Corp.	4,478,400	200,409,884
OBIC Co. Ltd.	1,398,600	73,511,724
Olympus Corp.	2,623,700	102,210,496
ORIX Corp.	7,545,600	106,732,027
Seven & i Holdings Co. Ltd.	2,506,400	102,267,230
Seven Bank Ltd.	18,455,700	78,422,107
Sony Corp.	3,278,000	79,398,478
Sony Financial Holdings, Inc.	4,736,000	58,550,863
Sumitomo Mitsui Financial Group, Inc.	4,605,300	138,581,391
Toyota Motor Corp.	5,351,100	271,245,903

TOTAL JAPAN		2,372,094,755

Luxembourg - 0.5%
RTL Group SA	701,139	58,270,070
Netherlands - 3.8%
ING Groep NV (Certificaten Van Aandelen)	12,157,434	148,883,702
Koninklijke KPN NV	15,905,021	62,501,250
Mylan N.V.	1,067,100	44,508,741
PostNL NV (a)	5,580,449	24,409,392
RELX NV	10,780,819	180,909,773

TOTAL NETHERLANDS		461,212,858

Spain - 2.2%
Iberdrola SA	27,322,140	194,499,235
Mediaset Espana Comunicacion SA	5,347,200	69,432,681

TOTAL SPAIN		263,931,916

Sweden - 1.6%
Nordea Bank AB	14,553,933	141,272,167
Sandvik AB (b)	5,099,900	52,329,790

TOTAL SWEDEN		193,601,957

Switzerland - 7.9%
Credit Suisse Group AG	5,196,274	79,079,303
Lafargeholcim Ltd. (Reg.)	1,434,140	72,611,466
Nestle SA	3,620,669	270,245,601
Novartis AG	2,853,378	217,148,520
Syngenta AG (Switzerland)	343,627	137,551,098
UBS Group AG	2,404,671	41,528,668
Zurich Insurance Group AG	607,261	136,259,852

TOTAL SWITZERLAND		954,424,508

United Kingdom - 20.8%
AstraZeneca PLC (United Kingdom)	3,375,132	193,640,054
Aviva PLC	17,390,272	110,175,863
BAE Systems PLC	14,261,350	99,496,568
Barclays PLC	44,086,029	110,689,381
Bunzl PLC	4,503,905	134,184,159
Compass Group PLC	7,774,317	138,448,060
HSBC Holdings PLC sponsored ADR (b)	5,721,911	190,711,294
Imperial Tobacco Group PLC	4,077,198	221,525,840
Informa PLC	11,160,888	106,734,103
ITV PLC	39,444,485	129,792,465
Lloyds Banking Group PLC	189,929,700	186,418,093
Micro Focus International PLC	3,419,700	76,399,461
National Grid PLC	12,376,215	176,591,339
Prudential PLC	2,692,269	53,144,135
Rio Tinto PLC	7,361,637	246,955,656
Royal Dutch Shell PLC Class B (United Kingdom)	4,220,161	110,799,762
Vodafone Group PLC sponsored ADR	6,858,766	224,555,999

TOTAL UNITED KINGDOM		2,510,262,232

United States of America - 5.3%
Altria Group, Inc.	1,170,800	73,420,868
Chevron Corp.	961,000	98,194,980
ConocoPhillips Co.	2,340,700	111,862,053
Constellation Brands, Inc. Class A (sub. vtg.)	897,100	140,001,426
Edgewell Personal Care Co. (a)	579,800	47,584,186
McGraw Hill Financial, Inc.	891,800	95,288,830
Molson Coors Brewing Co. Class B	741,400	70,900,082

TOTAL UNITED STATES OF AMERICA		637,252,425

TOTAL COMMON STOCKS
(Cost $11,567,475,960)		11,924,129,801

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Volkswagen AG
(Cost $65,583,102)	324,190	46,939,980

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.38% (d)	113,846,623	113,846,623
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	461,878,371	461,878,371
TOTAL MONEY MARKET FUNDS
(Cost $575,724,994)		575,724,994
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $12,208,784,056)		12,546,794,775
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(470,893,232)
NET ASSETS - 100%		$12,075,901,543

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$194,241
Fidelity Securities Lending Cash Central Fund	4,948,001
Total	$5,142,242

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,655,137,787	$933,607,536	$721,530,251	$--
Consumer Staples	1,128,140,885	616,155,393	511,985,492	--
Energy	994,251,330	296,653,058	697,598,272	--
Financials	2,931,691,701	938,957,476	1,992,734,225	--
Health Care	1,635,094,662	624,350,225	1,010,744,437	--
Industrials	1,094,735,073	628,669,782	466,065,291	--
Information Technology	549,698,875	234,274,135	315,424,740	--
Materials	710,197,911	463,242,255	246,955,656	--
Telecommunication Services	812,968,090	224,555,999	588,412,091	--
Utilities	459,153,467	--	459,153,467	--
Money Market Funds	575,724,994	575,724,994	--	--
Total Investments in Securities:	$12,546,794,775	$5,536,190,853	$7,010,603,922	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$397,019,332
Level 2 to Level 1	$699,911,923

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $432,959,827) — See accompanying schedule: Unaffiliated issuers (cost $11,633,059,062)	$11,971,069,781
Fidelity Central Funds (cost $575,724,994)	575,724,994
Total Investments (cost $12,208,784,056)		$12,546,794,775
Foreign currency held at value (cost $2,645,199)		2,650,734
Receivable for investments sold		18,214,211
Receivable for fund shares sold		392,925
Dividends receivable		94,419,891
Distributions receivable from Fidelity Central Funds		1,800,938
Prepaid expenses		9,672
Other receivables		98,802
Total assets		12,664,381,948
Liabilities
Payable for investments purchased
Regular delivery	$29,254,302
Delayed delivery	3,269,666
Payable for fund shares redeemed	85,706,104
Accrued management fee	7,224,262
Other affiliated payables	904,330
Other payables and accrued expenses	243,370
Collateral on securities loaned, at value	461,878,371
Total liabilities		588,480,405
Net Assets		$12,075,901,543
Net Assets consist of:
Paid in capital		$12,155,596,342
Undistributed net investment income		147,308,003
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(566,897,173)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		339,894,371
Net Assets		$12,075,901,543
Series International Value:
Net Asset Value, offering price and redemption price per share ($5,553,587,245 ÷ 594,861,092 shares)		$9.34
Class F:
Net Asset Value, offering price and redemption price per share ($6,522,314,298 ÷ 697,018,350 shares)		$9.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$234,221,023
Income from Fidelity Central Funds		5,142,242
Income before foreign taxes withheld		239,363,265
Less foreign taxes withheld		(18,338,722)
Total income		221,024,543
Expenses
Management fee
Basic fee	$40,580,804
Performance adjustment	4,968,827
Transfer agent fees	4,478,892
Accounting and security lending fees	927,895
Custodian fees and expenses	425,572
Independent trustees' compensation	25,275
Registration fees	73,273
Audit	36,246
Legal	15,543
Interest	629
Miscellaneous	38,479
Total expenses before reductions	51,571,435
Expense reductions	(207,019)	51,364,416
Net investment income (loss)		169,660,127
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(203,283,539)
Foreign currency transactions	4,657,234
Total net realized gain (loss)		(198,626,305)
Change in net unrealized appreciation (depreciation) on: Investment securities	(388,688,118)
Assets and liabilities in foreign currencies	(261,122)
Total change in net unrealized appreciation (depreciation)		(388,949,240)
Net gain (loss)		(587,575,545)
Net increase (decrease) in net assets resulting from operations		$(417,915,418)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$169,660,127	$274,484,451
Net realized gain (loss)	(198,626,305)	(309,998,752)
Change in net unrealized appreciation (depreciation)	(388,949,240)	(7,266,459)
Net increase (decrease) in net assets resulting from operations	(417,915,418)	(42,780,760)
Distributions to shareholders from net investment income	(256,925,581)	(519,162,017)
Distributions to shareholders from net realized gain	–	(371,264,934)
Total distributions	(256,925,581)	(890,426,951)
Share transactions - net increase (decrease)	757,690,188	487,487,592
Total increase (decrease) in net assets	82,849,189	(445,720,119)
Net Assets
Beginning of period	11,993,052,354	12,438,772,473
End of period (including undistributed net investment income of $147,308,003 and undistributed net investment income of $234,573,457, respectively)	$12,075,901,543	$11,993,052,354

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Value

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.73	$11.14	$9.16	$8.59	$9.91
Income from Investment Operations
Net investment income (loss)A	.13	.22	.45B	.26	.29	.30
Net realized and unrealized gain (loss)	(.50)	(.28)	(.59)	2.03	.50	(1.45)
Total from investment operations	(.37)	(.06)	(.14)	2.29	.79	(1.15)
Distributions from net investment income	(.20)	(.44)	(.24)	(.26)	(.22)	(.13)
Distributions from net realized gain	–	(.32)	(.04)	(.06)	–	(.04)
Total distributions	(.20)	(.76)	(.27)C	(.31)D	(.22)	(.17)
Net asset value, end of period	$9.34	$9.91	$10.73	$11.14	$9.16	$8.59
Total ReturnE,F	(3.77)%	(.65)%	(1.25)%	25.78%	9.56%	(11.84)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	.89%	.82%	.88%	.90%	.95%
Expenses net of fee waivers, if any	.98%I	.89%	.82%	.88%	.90%	.95%
Expenses net of all reductions	.97%I	.88%	.81%	.85%	.87%	.93%
Net investment income (loss)	2.83%I	2.12%	4.05%B	2.58%	3.35%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$5,553,587	$5,556,957	$5,971,189	$5,710,397	$5,107,633	$4,503,487
Portfolio turnover rateJ	25%I	44%	70%	80%	63%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.036 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.057 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Value Fund Class F

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.76	$11.18	$9.19	$8.62	$9.93
Income from Investment Operations
Net investment income (loss)A	.14	.23	.47B	.28	.30	.31
Net realized and unrealized gain (loss)	(.50)	(.27)	(.60)	2.04	.51	(1.44)
Total from investment operations	(.36)	(.04)	(.13)	2.32	.81	(1.13)
Distributions from net investment income	(.22)	(.46)	(.25)	(.27)	(.24)	(.14)
Distributions from net realized gain	–	(.32)	(.04)	(.06)	–	(.04)
Total distributions	(.22)	(.78)	(.29)	(.33)	(.24)	(.18)
Net asset value, end of period	$9.36	$9.94	$10.76	$11.18	$9.19	$8.62
Total ReturnC,D	(3.68)%	(.46)%	(1.18)%	26.05%	9.77%	(11.61)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.81%G	.73%	.65%	.69%	.70%	.74%
Expenses net of fee waivers, if any	.81%G	.73%	.65%	.69%	.70%	.74%
Expenses net of all reductions	.81%G	.72%	.64%	.67%	.67%	.72%
Net investment income (loss)	3.00%G	2.28%	4.22%B	2.76%	3.55%	3.26%
Supplemental Data
Net assets, end of period (000 omitted)	$6,522,314	$6,436,096	$6,467,583	$5,601,176	$4,114,635	$1,955,967
Portfolio turnover rateH	25%G	44%	70%	80%	63%	78%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series Emerging Markets Fund offers Series Emerging Markets shares and Class F shares. Fidelity Series International Growth Fund offers Series International Growth shares and Class F shares. Fidelity Series International Small Cap Fund offers Series International Small Cap shares and Class F shares. Fidelity Series International Value Fund offers Series International Value shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Fund and Fidelity Series International Small Cap Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Series Emerging Markets Fund	$13,719,882,067	$1,586,207,581	$(1,194,178,941)	$392,028,640
Fidelity Series International Growth Fund	9,834,297,742	2,749,295,896	(280,877,014)	2,468,418,882
Fidelity Series International Small Cap Fund	2,255,577,900	737,064,840	(136,982,979)	600,081,861
Fidelity Series International Value Fund	12,256,072,103	1,353,605,625	(1,062,882,953)	290,722,672

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Series Emerging Markets Fund	$(786,915,902)	$(121,276,901)	$(908,192,803)	$(908,192,803)
Fidelity Series International Value Fund	(269,639,939)	(48,434,788)	(318,074,727)	(318,074,727)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period, Fidelity Series Emerging Markets Fund recognized net realized gain (loss) of $20,896,544 and a change in net unrealized appreciation (depreciation) of $3,454,797 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	4,895,901,728	2,676,191,211
Fidelity Series International Growth Fund	2,114,081,165	2,003,664,599
Fidelity Series International Small Cap Fund	360,321,364	261,581,371
Fidelity Series International Value Fund	2,189,272,122	1,467,439,948

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund is subject to a performance adjustment (up to a maximum of +/- .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on each funds's relative investment performance of the asset-weighted return of all classes as compared to its benchmark index over the same 36 month performance period. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate	Total
Fidelity Series Emerging Markets Fund	.55%	.25%	.80%
Fidelity Series International Growth Fund	.45%	.25%	.73%
Fidelity Series International Small Cap Fund	.60%	.25%	.86%
Fidelity Series International Value Fund	.45%	.25%	.78%

Performance Benchmark

Fidelity Series International Growth Fund	MSCI EAFE Growth Index
Fidelity Series International Small Cap Fund	MSCI EAFE Small Cap Index
Fidelity Series International Value Fund	MSCI EAFE Value Index

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Series Emerging Markets Fund
Series Emerging Markets	$4,745,994.16
Fidelity Series International Growth Fund
Series International Growth	4,501,874.17
Fidelity Series International Small Cap Fund
Series International Small Cap	1,038,915.17
Fidelity Series International Value Fund
Series International Value	4,478,892.17

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Emerging Markets Fund	$35,256
Fidelity Series International Growth Fund	4,162
Fidelity Series International Small Cap Fund	1,039
Fidelity Series International Value Fund	2,942

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Value Fund	Borrower	$18,296,500.62%		$629

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed Fidelity Series International Small Cap Fund for certain losses in the amount of $11,989.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series Emerging Markets Fund	$10,481
Fidelity Series International Growth Fund	10,253
Fidelity Series International Small Cap Fund	2,363
Fidelity Series International Value Fund	10,226

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Series Emerging Markets Fund	$360,621	$3,620	$4,578,743
Fidelity Series International Growth Fund	1,389,622	104,950	55,944,296
Fidelity Series International Small Cap Fund	195,878	178	–
Fidelity Series International Value Fund	4,948,001	926	–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody Expense reduction
Fidelity Series Emerging Markets Fund	$185,144	$694
Fidelity Series International Growth Fund	53,948	–
Fidelity Series International Small Cap Fund	3,447	20
Fidelity Series International Value Fund	164,999	2

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Series Emerging Markets Fund	$43,303
Fidelity Series International Growth Fund	42,154
Fidelity Series International Small Cap Fund	9,793
Fidelity Series International Value Fund	42,018

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
Fidelity Series Emerging Markets Fund
From net investment income
Series Emerging Markets	$69,080,205	$39,027,374
Class F	89,259,659	50,798,272
Total	$158,339,864	$89,825,646
Fidelity Series International Growth Fund
From net investment income
Series International Growth	$60,262,280	$78,746,368
Class F	81,155,271	98,691,962
Total	$141,417,551	$177,438,330
From net realized gain
Series International Growth	$125,932,714	$88,907,190
Class F	146,169,162	97,760,906
Total	$272,101,876	$186,668,096
Fidelity Series International Small Cap Fund
From net investment income
Series International Small Cap	$11,493,851	$12,140,821
Class F	15,865,887	16,429,056
Total	$27,359,738	$28,569,877
From net realized gain
Series International Small Cap	$75,296,455	$17,604,190
Class F	87,307,708	19,390,106
Total	$162,604,163	$36,994,296
Fidelity Series International Value Fund
From net investment income
Series International Value	$113,519,073	$241,458,154
Class F	143,406,508	277,703,863
Total	$256,925,581	$519,162,017
From net realized gain
Series International Value	$–	$176,811,463
Class F	–	194,453,471
Total	$–	$371,264,934

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Fidelity Series Emerging Markets Fund
Series Emerging Markets
Shares sold	76,236,195	123,959,808	$1,068,329,235	$2,044,867,266
Reinvestment of distributions	4,686,581	2,286,314	69,080,205	39,027,374
Shares redeemed	(17,245,589)	(34,411,277)	(245,146,879)	(566,233,556)
Net increase (decrease)	63,677,187	91,834,845	$892,262,561	$1,517,661,084
Class F
Shares sold	96,828,930	153,928,469	$1,365,080,361	$2,538,996,172
Reinvestment of distributions	6,043,308	2,968,923	89,259,659	50,798,272
Shares redeemed	(19,169,777)	(36,125,669)	(267,335,009)	(608,068,321)
Net increase (decrease)	83,702,461	120,771,723	$1,187,005,011	$1,981,726,123
Fidelity Series International Growth Fund
Series International Growth
Shares sold	38,643,587	25,324,796	$499,897,418	$359,926,491
Reinvestment of distributions	13,492,391	12,078,787	186,194,994	167,653,558
Shares redeemed	(29,722,304)	(74,712,848)	(400,731,625)	(1,062,121,684)
Net increase (decrease)	22,413,674	(37,309,265)	$285,360,787	$(534,541,635)
Class F
Shares sold	56,070,970	48,332,641	$731,007,294	$686,631,779
Reinvestment of distributions	16,448,946	14,123,139	227,324,433	196,452,868
Shares redeemed	(39,268,279)	(75,307,908)	(526,084,357)	(1,080,512,061)
Net increase (decrease)	33,251,637	(12,852,128)	$432,247,370	$(197,427,414)
Fidelity Series International Small Cap Fund
Series International Small Cap
Shares sold	6,981,233	6,213,162	$100,448,556	$98,321,887
Reinvestment of distributions	5,687,438	2,000,337	$86,790,306	$29,745,011
Shares redeemed	(6,452,710)	(16,436,223)	(97,719,250)	(261,823,586)
Net increase (decrease)	6,215,961	(8,222,724)	$89,519,612	$(133,756,688)
Class F
Shares sold	10,606,003	11,766,506	$153,880,675	$186,255,220
Reinvestment of distributions	6,752,199	2,405,585	103,173,595	35,819,162
Shares redeemed	(8,475,983)	(17,677,411)	(127,559,428)	(284,052,775)
Net increase (decrease)	8,882,219	(3,505,320)	$129,494,842	$(61,978,393)
Fidelity Series International Value Fund
Series International Value
Shares sold	59,889,162	51,219,354	$541,704,322	$514,770,315
Reinvestment of distributions	11,715,075	41,826,962	113,519,073	418,269,617
Shares redeemed	(37,333,911)	(89,083,944)	(350,219,219)	(900,543,214)
Net increase (decrease)	34,270,326	3,962,372	$305,004,176	$32,496,718
Class F
Shares sold	85,707,853	89,487,681	$780,449,370	$902,577,936
Reinvestment of distributions	14,784,176	47,121,490	143,406,508	472,157,334
Shares redeemed	(50,649,179)	(90,319,635)	(471,169,866)	(919,744,396)
Net increase (decrease)	49,842,850	46,289,536	$452,686,012	$454,990,874

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Fidelity Series Emerging Markets Fund
Series Emerging Markets	1.03%
Actual		$1,000.00	$1,001.10	$5.12
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Class F	.87%
Actual		$1,000.00	$1,002.10	$4.33
Hypothetical-C		$1,000.00	$1,020.54	$4.37
Fidelity Series International Growth Fund
Series International Growth	.92%
Actual		$1,000.00	$977.70	$4.52
Hypothetical-C		$1,000.00	$1,020.29	$4.62
Class F	.75%
Actual		$1,000.00	$978.80	$3.69
Hypothetical-C		$1,000.00	$1,021.13	$3.77
Fidelity Series International Small Cap Fund
Series International Small Cap	1.08%
Actual		$1,000.00	$1,003.50	$5.38
Hypothetical-C		$1,000.00	$1,019.49	$5.42
Class F	.91%
Actual		$1,000.00	$1,004.00	$4.53
Hypothetical-C		$1,000.00	$1,020.34	$4.57
Fidelity Series International Value Fund
Series International Value	.98%
Actual		$1,000.00	$962.30	$4.78
Hypothetical-C		$1,000.00	$1,019.99	$4.92
Class F	.81%
Actual		$1,000.00	$963.20	$3.95
Hypothetical-C		$1,000.00	$1,020.84	$4.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

GSV-S-SANN-0616
1.907946.106

Fidelity Advisor® Total Emerging Markets Fund - Class A, Class T and Class C Semi-Annual Report April 30, 2016 Class A, Class T and Class C are classes of Fidelity® Total Emerging Markets Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.1	2.0
Naspers Ltd. Class N (South Africa, Media)	2.0	1.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.5	1.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.4	0.6
China Mobile Ltd. (Hong Kong, Wireless Telecommuncation Services)	1.2	1.1
	8.2

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	17.5
Energy	16.8	14.9
Information Technology	13.0	10.9
Consumer Discretionary	7.4	5.7
Consumer Staples	5.8	5.7

Top Five Countries as of April 30, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	8.7	9.3
Cayman Islands	6.9	7.0
Brazil	6.1	5.2
Mexico	6.0	6.2
India	5.5	5.3

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2016
Stocks and Equity Futures	67.5%
Bonds	28.8%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

As of October 31, 2015
Stocks and Equity Futures	55.3%
Bonds	40.8%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.3%
	Shares	Value
Argentina - 0.3%
Telecom Argentina SA Class B sponsored ADR	4,334	$81,132
YPF SA Class D sponsored ADR	6,200	124,930

TOTAL ARGENTINA		206,062

Austria - 0.3%
Erste Group Bank AG	7,805	224,500
Bermuda - 1.0%
AGTech Holdings Ltd. (a)	112,000	25,952
Credicorp Ltd. (United States)	1,290	187,592
GP Investments Ltd. Class A (depositary receipt) (a)	22,922	51,253
PAX Global Technology Ltd.	115,460	99,437
Shangri-La Asia Ltd.	262,000	320,071

TOTAL BERMUDA		684,305

Brazil - 2.6%
B2W Companhia Global do Varejo (a)	32,040	127,629
BB Seguridade Participacoes SA	36,310	316,726
BR Properties SA	6,700	20,007
CCR SA	32,700	153,838
Cielo SA	25,436	247,759
Companhia de Saneamento de Minas Gerais	15,706	98,184
Cosan SA Industria e Comercio	12,521	115,917
Direcional Engenharia SA	42,000	75,104
Fibria Celulose SA	6,700	59,183
FPC Par Corretora de Seguros	33,600	112,839
Minerva SA (a)	47,700	146,599
Smiles SA	29,700	344,561

TOTAL BRAZIL		1,818,346

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	5,080	102,870
Canada - 0.6%
Goldcorp, Inc.	3,600	72,534
Pan American Silver Corp.	17,700	277,359
Torex Gold Resources, Inc. (a)	44,300	78,735

TOTAL CANADA		428,628

Cayman Islands - 6.7%
51job, Inc. sponsored ADR (a)	3,100	92,380
58.com, Inc. ADR (a)	10,050	549,233
AAC Technology Holdings, Inc.	11,000	76,351
Alibaba Group Holding Ltd. sponsored ADR (a)	12,700	977,138
Autohome, Inc. ADR Class A (a)	2,000	59,120
Bitauto Holdings Ltd. ADR (a)	6,700	167,232
BizLink Holding, Inc.	5,000	28,480
China State Construction International Holdings Ltd.	84,000	130,847
CK Hutchison Holdings Ltd.	8,770	104,921
Ctrip.com International Ltd. ADR (a)	1,400	61,054
Haitian International Holdings Ltd.	34,000	58,010
Himax Technologies, Inc. sponsored ADR	4,100	42,599
JD.com, Inc. sponsored ADR (a)	13,600	347,616
New Oriental Education & Technology Group, Inc. sponsored ADR	3,100	121,396
Sino Biopharmaceutical Ltd.	248,000	175,734
SouFun Holdings Ltd. ADR	19,000	108,110
Sunny Optical Technology Group Co. Ltd.	25,000	77,106
Tencent Holdings Ltd.	51,750	1,053,025
Uni-President China Holdings Ltd.	404,600	376,791
Vipshop Holdings Ltd. ADR (a)	12,600	171,864

TOTAL CAYMAN ISLANDS		4,779,007

Chile - 1.0%
Compania Cervecerias Unidas SA sponsored ADR	7,700	172,634
CorpBanca SA	11,730,819	106,766
Empresas CMPC SA	25,201	56,988
Enersis Chile SA	316,233	38,579
Enersis SA	352,800	60,833
Inversiones La Construccion SA	9,283	109,456
Vina Concha y Toro SA	93,580	156,841

TOTAL CHILE		702,097

China - 5.4%
Anhui Conch Cement Co. Ltd. (H Shares)	78,000	205,535
BBMG Corp. (H Shares)	224,500	164,071
China Life Insurance Co. Ltd. (H Shares)	127,034	292,630
China Longyuan Power Grid Corp. Ltd. (H Shares)	155,860	107,832
China Pacific Insurance (Group) Co. Ltd. (H Shares)	138,106	484,261
China Petroleum & Chemical Corp. (H Shares)	204,000	143,756
China Suntien Green Energy Corp. Ltd. (H Shares)	328,690	37,395
China Telecom Corp. Ltd. (H Shares)	334,449	165,574
Industrial & Commercial Bank of China Ltd. (H Shares)	1,540,660	824,871
Inner Mongoli Yili Industries Co. Ltd.	67,371	156,407
Kweichow Moutai Co. Ltd.	8,040	311,961
Maanshan Iron & Steel Ltd. (H Shares) (a)	296,000	68,021
PetroChina Co. Ltd. (H Shares)	152,000	111,208
PICC Property & Casualty Co. Ltd. (H Shares)	117,800	214,287
Qingdao Haier Co. Ltd.	185,774	239,031
Shanghai International Airport Co. Ltd.	19,900	83,638
Zhengzhou Yutong Bus Co. Ltd.	37,500	118,801
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	20,000	113,795

TOTAL CHINA		3,843,074

Colombia - 0.2%
Bancolombia SA sponsored ADR	4,155	160,757
Egypt - 0.1%
Citadel Capital Corp. (a)	141,500	23,583
Global Telecom Holding GDR (a)	17,460	28,809

TOTAL EGYPT		52,392

Greece - 0.3%
Titan Cement Co. SA (Reg.)	9,700	221,273
Hong Kong - 3.7%
AIA Group Ltd.	34,320	205,392
China Mobile Ltd.	16,610	190,696
China Mobile Ltd. sponsored ADR	12,112	696,682
China Resources Beer Holdings Co. Ltd.	104,000	228,531
China Resources Power Holdings Co. Ltd.	64,189	108,110
CNOOC Ltd.	441,000	544,777
CNOOC Ltd. sponsored ADR	44	5,431
Far East Horizon Ltd.	438,980	348,452
Sinotruk Hong Kong Ltd.	154,000	77,544
Techtronic Industries Co. Ltd.	55,000	206,177

TOTAL HONG KONG		2,611,792

India - 5.5%
Adani Ports & Special Economic Zone	46,861	168,042
Axis Bank Ltd. (a)	21,528	153,101
Bharti Infratel Ltd.	36,476	205,895
Coal India Ltd.	60,713	263,278
Edelweiss Financial Services Ltd.	75,572	66,043
Eicher Motors Ltd. (a)	468	141,156
Grasim Industries Ltd.	3,510	226,465
Housing Development Finance Corp. Ltd.	2,631	43,112
ITC Ltd.	40,866	199,914
JK Cement Ltd.	12,525	111,862
Just Dial Ltd.	4,157	52,972
Larsen & Toubro Ltd. (a)	7,910	149,399
LIC Housing Finance Ltd. (a)	18,430	128,267
Lupin Ltd.	14,104	341,264
Oil & Natural Gas Corp. Ltd.	46,067	150,666
Petronet LNG Ltd.	25,887	102,709
Phoenix Mills Ltd.	23,725	114,686
Power Grid Corp. of India Ltd.	140,906	304,189
SREI Infrastructure Finance Ltd. (a)	116,223	104,018
State Bank of India (a)	54,040	153,760
Sun Pharmaceutical Industries Ltd.	31,005	378,685
Tata Consultancy Services Ltd.	10,234	390,638

TOTAL INDIA		3,950,121

Indonesia - 0.5%
Link Net Tbk PT	86,000	27,486
PT Bank Mandiri (Persero) Tbk	176,150	128,048
PT Bank Rakyat Indonesia Tbk	207,300	162,690
PT Kalbe Farma Tbk	555,300	57,896

TOTAL INDONESIA		376,120

Israel - 0.4%
Bezeq The Israel Telecommunication Corp. Ltd.	119,655	255,229
Japan - 0.2%
Rakuten, Inc.	10,832	117,759
Korea (South) - 7.8%
AMOREPACIFIC Group, Inc.	2,000	293,277
Daou Technology, Inc.	5,064	103,430
Duk San Neolux Co. Ltd. (a)	1,826	43,352
E-Mart Co. Ltd.	1,187	190,119
EO Technics Co. Ltd.	442	43,750
Fila Korea Ltd.	2,435	221,040
Hanon Systems	11,898	106,967
Hyundai Glovis Co. Ltd.	2,043	338,813
Hyundai Industrial Development & Construction Co.	3,241	142,859
Hyundai Mobis	1,845	419,510
InterPark INT Corp.	4,011	68,444
Kakao Corp.	742	65,089
KB Financial Group, Inc.	9,312	283,360
KEPCO Plant Service & Engineering Co. Ltd.	1,426	93,973
Korea Electric Power Corp.	3,805	205,551
Korean Reinsurance Co.	21,509	249,695
KT Corp.	2,253	60,021
KT Corp. sponsored ADR	3,052	41,538
LG Chemical Ltd.	1,202	311,601
NAVER Corp.	171	101,047
NCSOFT Corp.	726	145,114
Samsung Electronics Co. Ltd.	648	704,179
Samsung Fire & Marine Insurance Co. Ltd.	568	146,007
Samsung SDI Co. Ltd.	1,310	130,351
Shinhan Financial Group Co. Ltd.	14,142	515,690
SK Hynix, Inc.	16,437	403,868
SK Telecom Co. Ltd. sponsored ADR	4,250	85,000
Viatron Technologies, Inc.	2,018	50,552

TOTAL KOREA (SOUTH)		5,564,197

Malaysia - 0.3%
Tenaga Nasional Bhd	53,179	195,482
Mauritius - 0.1%
MakeMyTrip Ltd. (a)	3,100	56,916
Mexico - 3.8%
America Movil S.A.B. de CV Series L sponsored ADR	17,863	252,940
Banregio Grupo Financiero S.A.B. de CV	9,480	56,810
CEMEX S.A.B. de CV sponsored ADR	15,288	113,896
El Puerto de Liverpool S.A.B. de CV Class C	19,700	223,935
Fibra Uno Administracion SA de CV	119,360	284,167
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	17,100	161,114
Grupo Comercial Chedraui S.A.B. de CV	44,076	124,917
Grupo Financiero Banorte S.A.B. de CV Series O	117,969	669,705
Infraestructura Energetica Nova S.A.B. de CV	14,000	54,707
Macquarie Mexican (REIT)	252,670	347,768
Promotora y Operadora de Infraestructura S.A.B. de CV	6,200	78,629
Tenedora Nemak SA de CV	64,900	93,099
Wal-Mart de Mexico SA de CV Series V	94,100	232,725

TOTAL MEXICO		2,694,412

Netherlands - 0.7%
Cnova NV (a)	5,550	19,425
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(b)	15,500	72,950
Yandex NV (a)	19,517	399,513

TOTAL NETHERLANDS		491,888

Nigeria - 0.2%
Guaranty Trust Bank PLC GDR (Reg. S)	11,980	41,930
Transnational Corp. of Nigeria PLC	3,901,713	19,412
Zenith Bank PLC	1,851,312	118,155

TOTAL NIGERIA		179,497

Pakistan - 0.2%
Habib Bank Ltd.	96,700	174,336
Panama - 0.2%
Copa Holdings SA Class A	2,200	140,250
Philippines - 0.9%
Alliance Global Group, Inc.	547,150	168,676
Metro Pacific Investments Corp.	459,100	56,613
Metropolitan Bank & Trust Co.	124,721	215,448
Robinsons Land Corp.	363,980	209,713

TOTAL PHILIPPINES		650,450

Romania - 0.1%
Banca Transilvania SA	89,698	61,556
Russia - 3.4%
E.ON Russia JSC (a)	1,584,700	64,565
Lukoil PJSC sponsored ADR	13,700	580,675
Magnit OJSC GDR (Reg. S)	5,500	190,300
MMC Norilsk Nickel PJSC sponsored ADR	19,900	293,525
Mobile TeleSystems OJSC (a)	33,812	132,204
Mobile TeleSystems OJSC sponsored ADR	1,940	17,964
NOVATEK OAO GDR (Reg. S)	3,000	288,000
Rosneft Oil Co. OJSC (a)	55,500	300,753
Sberbank of Russia (a)	67,580	129,019
Sberbank of Russia sponsored ADR	39,884	319,710
Sistema JSFC (a)	240,200	72,128
Sistema JSFC sponsored GDR	2,860	21,021

TOTAL RUSSIA		2,409,864

Singapore - 0.7%
Ascendas Real Estate Investment Trust	135,310	247,509
CapitaMall Trust	54,800	84,348
First Resources Ltd.	103,200	146,184

TOTAL SINGAPORE		478,041

South Africa - 4.2%
Alexander Forbes Group Holdings Ltd. (c)	126,689	63,900
Aspen Pharmacare Holdings Ltd.	7,141	168,291
Barclays Africa Group Ltd. (d)	25,640	259,908
Bidvest Group Ltd.	8,056	204,455
Imperial Holdings Ltd.	18,800	196,819
JSE Ltd.	6,910	80,098
Life Healthcare Group Holdings Ltd.	53,600	140,785
Naspers Ltd. Class N	10,554	1,448,115
Nedbank Group Ltd.	8,080	103,361
Sasol Ltd.	4,000	130,841
Shoprite Holdings Ltd. (c)	9,551	114,885
Telkom SA Ltd.	23,762	94,612

TOTAL SOUTH AFRICA		3,006,070

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	25,681	176,475
Taiwan - 4.4%
Advanced Semiconductor Engineering, Inc.	98,000	94,153
Advantech Co. Ltd.	25,000	176,454
Boardtek Electronics Corp.	36,000	51,710
Catcher Technology Co. Ltd.	13,000	91,354
E.SUN Financial Holdings Co. Ltd.	252,546	139,943
Hermes Microvision, Inc.	1,000	30,802
Hon Hai Precision Industry Co. Ltd. (Foxconn)	29,555	70,541
HTC Corp.	22,000	56,119
Inotera Memories, Inc. (a)	29,000	26,304
King's Town Bank	96,600	67,285
Kingpak Technology, Inc. (a)	5,000	48,757
Largan Precision Co. Ltd.	1,833	128,809
MediaTek, Inc.	5,000	35,600
Siliconware Precision Industries Co. Ltd.	25,000	36,958
Taiwan Cement Corp.	270,000	274,990
Taiwan Fertilizer Co. Ltd.	44,000	59,728
Taiwan Semiconductor Manufacturing Co. Ltd.	324,000	1,486,264
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,642	38,735
Universal Cement Corp.	66,654	42,609
Vanguard International Semiconductor Corp.	38,000	58,171
Wistron NeWeb Corp.	19,000	49,407
Yuanta Financial Holding Co. Ltd.	247,231	81,510

TOTAL TAIWAN		3,146,203

Thailand - 1.8%
Advanced Info Service PCL (For. Reg.)	12,640	56,467
Airports of Thailand PCL (For. Reg.)	14,500	162,772
Intouch Holdings PCL NVDR	30,250	45,696
Jasmine Broadband Internet Infrastructure Fund	223,390	60,134
Kasikornbank PCL (For. Reg.)	74,080	354,277
PTT Global Chemical PCL (For. Reg.)	50,600	90,564
PTT PCL (For. Reg.)	25,700	223,734
Star Petroleum Refining PCL	253,300	79,791
Thai Union Frozen Products PCL (For. Reg.)	321,800	190,758

TOTAL THAILAND		1,264,193

Turkey - 0.9%
Aselsan A/S	14,000	99,871
Enka Insaat ve Sanayi A/S	46,000	79,900
Tupras Turkiye Petrol Rafinelleri A/S	7,900	208,511
Turkiye Garanti Bankasi A/S	53,674	165,220
Turkiye Halk Bankasi A/S	25,980	99,816

TOTAL TURKEY		653,318

United Arab Emirates - 0.7%
DP World Ltd.	7,270	137,403
Emaar Properties PJSC	95,651	177,088
First Gulf Bank PJSC	53,346	188,089

TOTAL UNITED ARAB EMIRATES		502,580

United Kingdom - 0.3%
Fresnillo PLC	10,600	172,384
HSBC Holdings PLC (Hong Kong)	10,995	73,189

TOTAL UNITED KINGDOM		245,573

United States of America - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	2,420	141,255
First Cash Financial Services, Inc.	2,549	116,566
Micron Technology, Inc. (a)	8,700	93,525

TOTAL UNITED STATES OF AMERICA		351,346

TOTAL COMMON STOCKS
(Cost $40,006,021)		42,976,979

Nonconvertible Preferred Stocks - 4.0%
Brazil - 3.1%
Ambev SA sponsored ADR	100,500	561,795
Banco do Estado Rio Grande do Sul SA	25,820	63,888
Companhia Paranaense de Energia-Copel:
(PN-B)	615	5,062
(PN-B) sponsored ADR	13,122	108,519
Itau Unibanco Holding SA sponsored ADR	67,638	644,590
Metalurgica Gerdau SA (PN)	100,570	85,094
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	44,106	260,225
Telefonica Brasil SA	9,537	117,464
Vale SA (PN-A) sponsored ADR	74,300	337,322

TOTAL BRAZIL		2,183,959

Korea (South) - 0.9%
Hyundai Motor Co. Series 2	3,119	271,969
Samsung Electronics Co. Ltd.	295	268,562
Samsung Fire & Marine Insurance Co. Ltd.	717	117,343

TOTAL KOREA (SOUTH)		657,874

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,875,342)		2,841,833
	Principal Amount	Value

Nonconvertible Bonds - 14.6%
Azerbaijan - 1.3%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)	200,000	188,600
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	200,000	205,550
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)	325,000	292,050
6.95% 3/18/30 (Reg. S)	275,000	261,938

TOTAL AZERBAIJAN		948,138

Canada - 0.0%
Pacific Rubiales Energy Corp. 5.125% 3/28/23 (b)(e)	100,000	14,750
Colombia - 0.1%
Ecopetrol SA 7.375% 9/18/43	100,000	92,813
Georgia - 0.7%
Georgian Oil & Gas Corp.:
6.75% 4/26/21 (b)	250,000	251,300
6.875% 5/16/17 (b)	250,000	251,855

TOTAL GEORGIA		503,155

Indonesia - 2.2%
PT Pertamina Persero:
4.875% 5/3/22 (b)	275,000	283,452
5.25% 5/23/21 (b)	200,000	210,232
5.625% 5/20/43 (b)	200,000	184,581
6% 5/3/42 (b)	400,000	383,910
6.5% 5/27/41 (b)	475,000	484,377

TOTAL INDONESIA		1,546,552

Ireland - 0.2%
Vnesheconombank Via VEB Finance PLC 6.8% 11/22/25 (b)	100,000	104,625
Kazakhstan - 0.9%
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)	400,000	334,024
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (b)	300,000	328,500

TOTAL KAZAKHSTAN		662,524

Luxembourg - 2.0%
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	200,000	198,030
5.375% 1/27/21	530,000	471,038
8.375% 12/10/18	300,000	309,000
RSHB Capital SA 5.1% 7/25/18 (b)	400,000	411,280

TOTAL LUXEMBOURG		1,389,348

Mexico - 2.2%
Pemex Project Funding Master Trust 6.625% 6/15/35	350,000	355,250
Petroleos Mexicanos:
6.5% 6/2/41	425,000	424,150
6.625% (b)(f)	850,000	809,625

TOTAL MEXICO		1,589,025

Netherlands - 0.7%
Petrobras Global Finance BV:
6.85% 6/5/2115	215,000	159,100
7.25% 3/17/44	400,000	324,000

TOTAL NETHERLANDS		483,100

South Africa - 0.4%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)	300,000	282,375
Trinidad & Tobago - 0.8%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)	262,708	246,158
9.75% 8/14/19 (b)	300,000	312,900

TOTAL TRINIDAD & TOBAGO		559,058

Turkey - 0.3%
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)	200,000	199,498
United Arab Emirates - 0.1%
DP World Ltd. 6.85% 7/2/37 (Reg. S)	100,000	103,686
United Kingdom - 0.8%
Biz Finance PLC 9.625% 4/27/22 (b)	600,000	555,120
Venezuela - 1.9%
Petroleos de Venezuela SA:
5.25% 4/12/17	300,000	164,250
5.5% 4/12/37	500,000	176,200
6% 11/15/26 (Reg. S)	1,200,000	410,280
8.5% 11/2/17 (b)	166,667	97,500
9% 11/17/21 (Reg. S)	550,000	216,425
12.75% 2/17/22 (b)	600,000	279,000

TOTAL VENEZUELA		1,343,655

TOTAL NONCONVERTIBLE BONDS
(Cost $11,036,167)		10,377,422

Government Obligations - 14.6%
Angola - 0.3%
Angola Republic 9.5% 11/12/25 (b)	200,000	195,260
Argentina - 1.4%
Argentine Republic:
6.25% 4/22/19 (b)	150,000	155,550
6.875% 4/22/21 (b)	170,000	175,100
7.5% 4/22/26 (b)	185,000	187,775
7.625% 4/22/46 (b)	150,000	147,525
8.28% 12/31/33	315,459	330,443

TOTAL ARGENTINA		996,393

Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (b)	325,000	324,220
Barbados - 0.3%
Barbados Government 7% 8/4/22 (b)	250,000	245,750
Brazil - 0.4%
Brazilian Federative Republic:
5% 1/27/45	200,000	161,500
12.25% 3/6/30	100,000	155,500

TOTAL BRAZIL		317,000

Cameroon - 0.3%
Cameroon Republic 9.5% 11/19/25 (b)	200,000	195,760
Colombia - 0.6%
Colombian Republic:
6.125% 1/18/41	100,000	107,250
7.375% 9/18/37	250,000	301,875

TOTAL COLOMBIA		409,125

Congo - 0.3%
Congo Republic 4% 6/30/29 (g)	292,600	209,958
Costa Rica - 0.5%
Costa Rican Republic:
4.375% 4/30/25 (b)	225,000	200,250
7.158% 3/12/45 (b)	200,000	186,500

TOTAL COSTA RICA		386,750

Croatia - 0.7%
Croatia Republic 6% 1/26/24 (b)	450,000	492,188
Dominican Republic - 0.6%
Dominican Republic 6.6% 1/28/24 (b)	375,000	401,250
Ecuador - 0.2%
Ecuador Republic 7.95% 6/20/24 (b)	200,000	173,500
El Salvador - 0.2%
El Salvador Republic 7.625% 2/1/41 (b)	150,000	131,625
Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)	200,000	181,500
Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (b)	200,000	174,724
Ghana - 0.5%
Ghana Republic:
7.875% 8/7/23 (Reg.S)	200,000	159,540
10.75% 10/14/30 (b)	200,000	196,760

TOTAL GHANA		356,300

Iraq - 0.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	250,000	177,525
Ivory Coast - 0.3%
Ivory Coast 5.375% 7/23/24 (b)	200,000	184,500
Jamaica - 0.2%
Jamaican Government 8% 6/24/19	150,000	163,313
Jordan - 0.3%
Jordanian Kingdom 6.125% 1/29/26 (b)	200,000	211,250
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)	200,000	188,020
Lebanon - 0.2%
Lebanese Republic 6.1% 10/4/22	150,000	148,782
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)	200,000	157,796
Mozambique - 0.2%
Mozambique Republic 10.5% 1/18/23 (b)	200,000	163,000
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (b)	200,000	209,715
Russia - 1.7%
Russian Federation:
5% 4/29/20 (b)	225,000	237,915
5.625% 4/4/42 (b)	200,000	210,354
12.75% 6/24/28 (Reg. S)	425,000	730,159

TOTAL RUSSIA		1,178,428

Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (b)	200,000	217,040
Tanzania - 0.2%
United Republic of Tanzania 6.8921% 3/9/20 (h)	177,778	180,445
Turkey - 1.0%
Turkish Republic:
6.875% 3/17/36	100,000	119,125
7% 6/5/20	250,000	284,243
11.875% 1/15/30	165,000	284,460

TOTAL TURKEY		687,828

Ukraine - 0.2%
Ukraine Government 0% 5/31/40 (b)(h)	430,000	134,285
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.29% to 0.32% 5/19/16 to 6/23/16 (i)	280,000	279,951
Venezuela - 1.1%
Venezuelan Republic:
7% 3/31/38	650,000	232,375
9% 5/7/23 (Reg. S)	300,000	114,375
9.25% 9/15/27	650,000	277,063
12.75% 8/23/22	325,000	150,719

TOTAL VENEZUELA		774,532

Zambia - 0.2%
Republic of Zambia 8.97% 7/30/27 (b)	200,000	165,000
TOTAL GOVERNMENT OBLIGATIONS
(Cost $10,810,800)		10,412,713

Preferred Securities - 0.3%
Cayman Islands - 0.2%
Banco Do Brasil SA 9% (b)(f)(h)	200,000	150,139
Colombia - 0.1%
Colombia Telecomunicacines SA 8.5% (b)(f)(h)	100,000	89,739
TOTAL PREFERRED SECURITIES
(Cost $228,131)		239,878
	Shares	Value

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.38% (j)
(Cost $4,255,911)	4,255,911	4,255,911
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $69,212,372)		71,104,736
NET OTHER ASSETS (LIABILITIES) - 0.2%		139,079
NET ASSETS - 100%		$71,243,815

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
54 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	2,263,680	$(20,655)

The face value of futures purchased as a percentage of Net Assets is 3.2%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,146,512.

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,030,258 or 16.9% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,976.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,649
Total	$3,649

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,258,501	$4,614,494	$644,007	$--
Consumer Staples	3,794,638	3,189,316	605,322	--
Energy	3,672,597	2,704,620	967,977	--
Financials	12,054,266	8,140,422	3,913,844	--
Health Care	1,262,655	1,086,921	175,734	--
Industrials	3,229,566	2,744,449	485,117	--
Information Technology	9,198,494	6,249,248	2,949,246	--
Materials	3,367,091	2,481,726	885,365	--
Telecommunication Services	2,648,558	2,100,063	548,495	--
Utilities	1,332,446	910,953	421,493	--
Corporate Bonds	10,377,422	--	10,377,422	--
Government Obligations	10,412,713	--	10,412,713	--
Preferred Securities	239,878	--	239,878	--
Money Market Funds	4,255,911	4,255,911	--	--
Total Investments in Securities:	$71,104,736	$38,478,123	$32,626,613	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(20,655)	$(20,655)	$--	$--
Total Liabilities	$(20,655)	$(20,655)	$--	$--
Total Derivative Instruments:	$(20,655)	$(20,655)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$162,341
Level 2 to Level 1	$5,630,433

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(20,655)
Total Equity Risk	0	(20,655)
Total Value of Derivatives	$0	$(20,655)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

BBB	6.6%
BB	8.2%
B	8.4%
CCC,CC,C	3.8%
Not Rated	2.1%
Equities	64.3%
Short-Term Investments and Net Other Assets	6.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $64,956,461)	$66,848,825
Fidelity Central Funds (cost $4,255,911)	4,255,911
Total Investments (cost $69,212,372)		$71,104,736
Cash		96,849
Foreign currency held at value (cost $84,060)		84,095
Receivable for investments sold
Regular delivery		196,038
Delayed delivery		5,021
Receivable for fund shares sold		584,193
Dividends receivable		41,415
Interest receivable		448,185
Distributions receivable from Fidelity Central Funds		735
Prepaid expenses		57
Receivable from investment adviser for expense reductions		24,578
Other receivables		85,356
Total assets		72,671,258
Liabilities
Payable for investments purchased
Regular delivery	$1,039,039
Delayed delivery	31,664
Payable for fund shares redeemed	182,047
Accrued management fee	44,979
Distribution and service plan fees payable	9,024
Payable for daily variation margin for derivative instruments	12,354
Other affiliated payables	17,432
Other payables and accrued expenses	90,904
Total liabilities		1,427,443
Net Assets		$71,243,815
Net Assets consist of:
Paid in capital		$72,223,458
Undistributed net investment income		796,595
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,645,165)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,868,927
Net Assets		$71,243,815
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,739,977 ÷ 946,836 shares)		$10.29
Maximum offering price per share (100/94.25 of $10.29)		$10.92
Class T:
Net Asset Value and redemption price per share ($2,602,344 ÷ 252,697 shares)		$10.30
Maximum offering price per share (100/96.50 of $10.30)		$10.67
Class C:
Net Asset Value and offering price per share ($7,363,066 ÷ 717,907 shares)(a)		$10.26
Total Emerging Markets:
Net Asset Value, offering price and redemption price per share ($47,144,250 ÷ 4,583,390 shares)		$10.29
Class I:
Net Asset Value, offering price and redemption price per share ($4,394,178 ÷ 427,606 shares)		$10.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$389,416
Interest		1,118,515
Income from Fidelity Central Funds		3,649
Income before foreign taxes withheld		1,511,580
Less foreign taxes withheld		(41,195)
Total income		1,470,385
Expenses
Management fee	$257,316
Transfer agent fees	89,622
Distribution and service plan fees	53,784
Accounting fees and expenses	16,678
Custodian fees and expenses	115,562
Independent trustees' compensation	139
Registration fees	30,565
Audit	58,674
Legal	74
Miscellaneous	1,246
Total expenses before reductions	623,660
Expense reductions	(119,256)	504,404
Net investment income (loss)		965,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,705,939)
Foreign currency transactions	27,019
Futures contracts	(199,083)
Total net realized gain (loss)		(1,878,003)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,203)	2,049,760
Assets and liabilities in foreign currencies	175
Futures contracts	(42,773)
Total change in net unrealized appreciation (depreciation)		2,007,162
Net gain (loss)		129,159
Net increase (decrease) in net assets resulting from operations		$1,095,140

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$965,981	$1,845,806
Net realized gain (loss)	(1,878,003)	(1,339,969)
Change in net unrealized appreciation (depreciation)	2,007,162	(7,213,595)
Net increase (decrease) in net assets resulting from operations	1,095,140	(6,707,758)
Distributions to shareholders from net investment income	(1,715,467)	(1,198,750)
Distributions to shareholders from net realized gain	–	(136,019)
Total distributions	(1,715,467)	(1,334,769)
Share transactions - net increase (decrease)	6,358,083	(6,024,786)
Redemption fees	13,218	16,471
Total increase (decrease) in net assets	5,750,974	(14,050,842)
Net Assets
Beginning of period	65,492,841	79,543,683
End of period (including undistributed net investment income of $796,595 and undistributed net investment income of $1,546,081, respectively)	$71,243,815	$65,492,841

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$11.56	$11.37	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.28	.18	.18	.20
Net realized and unrealized gain (loss)	.04	(1.30)	.19	.48	.68
Total from investment operations	.18	(1.02)	.37	.66	.88
Distributions from net investment income	(.24)	(.17)	(.18)	(.15)	(.02)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.24)	(.19)	(.18)	(.16)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.29	$10.35	$11.56	$11.37	$10.86
Total ReturnD,E,F	1.84%	(8.92)%	3.30%	6.23%	8.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.00%I	1.93%	1.98%	1.89%	1.87%
Expenses net of fee waivers, if any	1.65%I	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.65%I	1.64%	1.65%	1.62%	1.62%
Net investment income (loss)	2.91%I	2.58%	1.61%	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$9,740	$10,164	$13,627	$18,837	$7,675
Portfolio turnover rateJ	93%I	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.33	$11.54	$11.34	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.25	.15	.15	.17
Net realized and unrealized gain (loss)	.04	(1.30)	.19	.48	.68
Total from investment operations	.17	(1.05)	.34	.63	.85
Distributions from net investment income	(.20)	(.14)	(.14)	(.12)	(.01)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.20)	(.16)	(.14)	(.14)C	(.01)
Redemption fees added to paid in capitalB	–D	–D	–D	.01	–D
Net asset value, end of period	$10.30	$10.33	$11.54	$11.34	$10.84
Total ReturnE,F,G	1.74%	(9.18)%	3.04%	5.93%	8.56%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.33%J	2.27%	2.32%	2.13%	2.10%
Expenses net of fee waivers, if any	1.90%J	1.90%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.90%J	1.89%	1.90%	1.88%	1.87%
Net investment income (loss)	2.66%J	2.33%	1.36%	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$2,602	$3,331	$5,277	$5,967	$5,823
Portfolio turnover rateK	93%J	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.25	$11.47	$11.29	$10.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.20	.10	.09	.12
Net realized and unrealized gain (loss)	.05	(1.30)	.19	.47	.69
Total from investment operations	.16	(1.10)	.29	.56	.81
Distributions from net investment income	(.15)	(.10)	(.11)	(.07)	(.01)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.15)	(.12)	(.11)	(.08)	(.01)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.26	$10.25	$11.47	$11.29	$10.80
Total ReturnD,E,F	1.56%	(9.68)%	2.56%	5.31%	8.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.74%I	2.68%	2.72%	2.65%	2.63%
Expenses net of fee waivers, if any	2.40%I	2.40%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.40%I	2.39%	2.40%	2.37%	2.37%
Net investment income (loss)	2.16%I	1.83%	.86%	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$7,363	$7,736	$10,104	$7,436	$5,824
Portfolio turnover rateJ	93%I	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$11.60	$11.40	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.31	.21	.21	.22
Net realized and unrealized gain (loss)	.05	(1.31)	.19	.47	.69
Total from investment operations	.20	(1.00)	.40	.68	.91
Distributions from net investment income	(.29)	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.29)	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.29	$10.38	$11.60	$11.40	$10.89
Total ReturnD,E	2.03%	(8.74)%	3.56%	6.44%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.72%	1.73%	1.56%	1.60%
Expenses net of fee waivers, if any	1.40%H	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%H	1.39%	1.40%	1.38%	1.38%
Net investment income (loss)	3.16%H	2.83%	1.86%	1.85%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$47,144	$37,918	$45,763	$49,959	$81,416
Portfolio turnover rateI	93%H	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$10.37	$11.59	$11.40	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.31	.21	.20	.22
Net realized and unrealized gain (loss)	.05	(1.31)	.18	.48	.69
Total from investment operations	.20	(1.00)	.39	.68	.91
Distributions from net investment income	(.29)	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	–	(.02)	–	(.01)	–
Total distributions	(.29)	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$10.28	$10.37	$11.59	$11.40	$10.89
Total ReturnD,E	2.06%	(8.74)%	3.51%	6.44%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.66%H	1.58%	1.71%	1.63%	1.62%
Expenses net of fee waivers, if any	1.40%H	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%H	1.39%	1.40%	1.37%	1.37%
Net investment income (loss)	3.16%H	2.83%	1.86%	1.86%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$4,394	$6,343	$4,773	$5,354	$2,287
Portfolio turnover rateI	93%H	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, certain foreign taxes, market discount, passive foreign investment companies (PFIC), capital loss carryforward and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$6,261,932
Gross unrealized depreciation	(4,885,266)
Net unrealized appreciation (depreciation) on securities	$1,376,666
Tax cost	$69,728,070

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,367,584)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(199,083) and a change in net unrealized appreciation (depreciation) of $(42,773) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $32,470,293 and $28,900,560, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,947	$913
Class T	.25%	.25%	7,126	878
Class C	.75%	.25%	35,711	9,487
			$53,784	$11,278

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,031
Class T	1,228
Class C(a)	182
$4,441

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$11,430.26
Class T	4,831.34
Class C	9,178.26
Total Emerging Markets	59,330.29
Class I	4,853.18
	$89,622

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $230 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $57 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$15,535
Class T	1.90%	6,044
Class C	2.40%	12,340
Total Emerging Markets	1.40%	77,877
Class I	1.40%	7,037
		$118,833

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $190.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $233.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$214,855	$211,944
Class T	63,597	63,689
Class C	107,081	88,937
Total Emerging Markets	1,155,874	751,293
Class I	174,060	82,887
Total	$1,715,467	$1,198,750
From net realized gain
Class A	$–	$24,934
Class T	–	9,098
Class C	–	18,150
Total Emerging Markets	–	75,507
Class I	–	8,330
Total	$–	$136,019

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	231,549	251,231	$2,286,170	$2,772,246
Reinvestment of distributions	21,375	21,174	212,465	232,918
Shares redeemed	(288,585)	(469,131)	(2,888,428)	(4,963,727)
Net increase (decrease)	(35,661)	(196,726)	$(389,793)	$(1,958,563)
Class T
Shares sold	39,364	45,171	$384,188	$491,646
Reinvestment of distributions	6,356	6,566	63,302	72,226
Shares redeemed	(115,507)	(186,633)	(1,138,165)	(1,964,687)
Net increase (decrease)	(69,787)	(134,896)	$(690,675)	$(1,400,815)
Class C
Shares sold	117,585	198,104	$1,158,004	$2,115,228
Reinvestment of distributions	10,753	9,691	106,882	106,316
Shares redeemed	(164,784)	(334,580)	(1,599,463)	(3,520,139)
Net increase (decrease)	(36,446)	(126,785)	$(334,577)	$(1,298,595)
Total Emerging Markets
Shares sold	1,869,299	1,772,167	$18,595,164	$18,534,579
Reinvestment of distributions	112,410	70,595	1,116,229	777,256
Shares redeemed	(1,051,095)	(2,136,425)	(10,173,118)	(22,904,245)
Net increase (decrease)	930,614	(293,663)	$9,538,275	$(3,592,410)
Class I
Shares sold	163,149	421,240	$1,629,549	$4,563,340
Reinvestment of distributions	14,612	8,237	144,954	90,609
Shares redeemed	(361,612)	(229,844)	(3,539,650)	(2,428,352)
Net increase (decrease)	(183,851)	199,633	$(1,765,147)	$2,225,597

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.65%
Actual		$1,000.00	$1,018.40	$8.28
Hypothetical-C		$1,000.00	$1,016.66	$8.27
Class T	1.90%
Actual		$1,000.00	$1,017.40	$9.53
Hypothetical-C		$1,000.00	$1,015.42	$9.52
Class C	2.40%
Actual		$1,000.00	$1,015.60	$12.03
Hypothetical-C		$1,000.00	$1,012.93	$12.01
Total Emerging Markets	1.40%
Actual		$1,000.00	$1,020.30	$7.03
Hypothetical-C		$1,000.00	$1,017.90	$7.02
Class I	1.40%
Actual		$1,000.00	$1,020.60	$7.03
Hypothetical-C		$1,000.00	$1,017.90	$7.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ATEK-SANN-0616
1.931271.104

Fidelity Advisor® Total International Equity Fund -
Class A, Class T, Class B and Class C

Semi-Annual Report

April 30, 2016

Class A, Class T, Class B and Class C are classes of Fidelity® Total International Equity Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	13.7%
United Kingdom	13.5%
United States of America*	12.7%
Switzerland	7.7%
France	7.0%
Germany	3.8%
India	3.3%
Australia	3.2%
Spain	2.8%
Other	32.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
United Kingdom	15.7%
Japan	14.0%
United States of America*	10.2%
Switzerland	8.4%
France	6.6%
Germany	3.8%
Sweden	2.9%
Australia	2.7%
India	2.6%
Other	33.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.5	99.0
Short-Term Investments and Net Other Assets (Liabilities)	1.5	1.0

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.6	2.1
Novartis AG (Switzerland, Pharmaceuticals)	1.8	2.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.5	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.2	1.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.2	1.1
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.1	1.0
CSL Ltd. (Australia, Biotechnology)	1.1	0.8
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	1.1	1.0
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.1	1.1
	14.0

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.3	22.0
Health Care	14.1	14.7
Consumer Discretionary	13.8	16.1
Consumer Staples	13.7	11.4
Information Technology	12.4	11.3
Industrials	11.3	11.1
Materials	5.2	4.9
Energy	3.6	2.9
Telecommunication Services	2.9	2.7
Utilities	2.2	1.9

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	5,400	$338,202
Grupo Financiero Galicia SA sponsored ADR	11,900	338,793

TOTAL ARGENTINA		676,995

Australia - 3.2%
Amcor Ltd. (a)	31,664	370,766
Ansell Ltd. (a)	33,670	510,228
Beacon Lighting Group Ltd.	28,000	38,747
CSL Ltd.	42,420	3,392,481
DuluxGroup Ltd.	22,765	110,780
Imdex Ltd. (a)	134,227	20,922
Macquarie Group Ltd.	9,698	468,241
RCG Corp. Ltd.	97,518	101,583
Sydney Airport unit	140,091	725,389
TFS Corp. Ltd.	64,586	76,608
Transurban Group unit	173,855	1,530,768
Westpac Banking Corp.	108,726	2,552,187

TOTAL AUSTRALIA		9,898,700

Austria - 0.5%
Andritz AG	25,972	1,454,546
Zumtobel AG	4,500	58,586

TOTAL AUSTRIA		1,513,132

Bailiwick of Jersey - 0.3%
Integrated Diagnostics Holdings PLC	14,600	67,890
Wolseley PLC	15,116	846,678

TOTAL BAILIWICK OF JERSEY		914,568

Belgium - 1.9%
Anheuser-Busch InBev SA NV	38,071	4,712,425
Gimv NV	819	45,483
KBC Ancora	4,281	151,127
KBC Groep NV	21,007	1,179,371

TOTAL BELGIUM		6,088,406

Bermuda - 0.7%
Axalta Coating Systems (a)	11,500	327,405
China Gas Holdings Ltd.	278,000	401,358
China Resource Gas Group Ltd.	142,000	401,837
Credicorp Ltd. (United States)	4,200	610,764
Markit Ltd. (a)	8,000	279,120
Vostok New Ventures Ltd. SDR (a)	13,260	75,461

TOTAL BERMUDA		2,095,945

Brazil - 1.1%
BB Seguridade Participacoes SA	55,700	485,862
Cielo SA	60,036	584,780
Kroton Educacional SA	140,300	522,160
Qualicorp SA	90,800	393,376
Smiles SA	30,300	351,521
Ultrapar Participacoes SA	25,600	539,057
Weg SA	102,500	452,410

TOTAL BRAZIL		3,329,166

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	14,800	299,700
Canada - 0.7%
Cara Operations Ltd.	4,100	106,070
Constellation Software, Inc.	100	39,080
Imperial Oil Ltd.	24,900	825,766
McCoy Global, Inc.	15,800	25,815
New Look Vision Group, Inc.	3,000	74,241
Pason Systems, Inc.	43,100	626,559
Potash Corp. of Saskatchewan, Inc.	21,900	387,487
ShawCor Ltd. Class A	1,900	51,335
Tesco Corp.	5,500	52,030

TOTAL CANADA		2,188,383

Cayman Islands - 2.5%
58.com, Inc. ADR (a)	9,700	530,105
Alibaba Group Holding Ltd. sponsored ADR (a)	21,800	1,677,292
Baidu.com, Inc. sponsored ADR (a)	5,000	971,500
ENN Energy Holdings Ltd.	62,000	302,414
Fu Shou Yuan International Group Ltd.	482,000	338,167
International Housewares Retail Co. Ltd.	300,000	49,032
New Oriental Education & Technology Group, Inc. sponsored ADR	9,900	387,684
Shenzhou International Group Holdings Ltd.	79,000	408,393
Sino Biopharmaceutical Ltd.	516,000	365,640
TAL Education Group ADR (a)	6,200	358,732
Tencent Holdings Ltd.	122,900	2,500,808
Value Partners Group Ltd.	55,000	52,500

TOTAL CAYMAN ISLANDS		7,942,267

China - 0.6%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	132,200	463,552
Inner Mongoli Yili Industries Co. Ltd.	139,000	322,699
Jiangsu Hengrui Medicine Co. Ltd.	45,830	330,449
Kweichow Moutai Co. Ltd.	10,340	401,203
Shanghai International Airport Co. Ltd.	72,800	305,974

TOTAL CHINA		1,823,877

Denmark - 1.3%
Jyske Bank A/S (Reg.)	15,654	640,880
Novo Nordisk A/S Series B sponsored ADR	60,760	3,389,800
Scandinavian Tobacco Group A/S	3,000	47,725
Spar Nord Bank A/S	11,631	94,842

TOTAL DENMARK		4,173,247

Finland - 0.5%
Sampo Oyj (A Shares)	27,653	1,207,351
Tikkurila Oyj	26,280	460,707

TOTAL FINLAND		1,668,058

France - 7.0%
Atos Origin SA	16,004	1,424,463
AXA SA	75,806	1,914,071
Bouygues SA (b)	12,277	409,363
Capgemini SA	15,802	1,475,210
Dassault Systemes SA	4,500	351,931
Elis SA	5,500	100,985
Essilor International SA	9,145	1,183,801
Havas SA	80,986	677,693
Laurent-Perrier Group SA	759	64,530
Orange SA	59,500	988,529
Renault SA	9,911	956,459
Sanofi SA	29,328	2,417,406
Societe Generale Series A	31,200	1,227,632
SR Teleperformance SA	5,700	511,700
Total SA	77,133	3,898,362
Unibail-Rodamco	5,000	1,339,709
Vetoquinol SA	1,700	70,466
VINCI SA	24,100	1,800,344
Virbac SA	730	133,157
Vivendi SA (b)	57,152	1,097,908

TOTAL FRANCE		22,043,719

Germany - 3.6%
adidas AG	2,800	361,011
alstria office REIT-AG	6,200	86,967
Axel Springer Verlag AG	9,300	519,244
BASF AG	23,970	1,980,290
Bayer AG	16,012	1,847,205
CompuGroup Medical AG	7,646	300,298
Continental AG	2,383	523,356
CTS Eventim AG	7,980	279,516
Fielmann AG	2,458	181,228
Fresenius SE & Co. KGaA	18,300	1,331,024
GEA Group AG	11,615	538,507
Nexus AG	4,000	70,077
SAP AG	37,730	2,960,335
Wirecard AG (b)	8,800	380,033

TOTAL GERMANY		11,359,091

Greece - 0.0%
Titan Cement Co. SA (Reg.)	1,844	42,065
Hong Kong - 1.4%
AIA Group Ltd.	429,800	2,572,184
Guangdong Investment Ltd.	334,000	471,629
Power Assets Holdings Ltd.	87,500	832,483
Techtronic Industries Co. Ltd.	96,500	361,747

TOTAL HONG KONG		4,238,043

India - 3.3%
Adani Ports & Special Economic Zone	130,670	468,579
Amara Raja Batteries Ltd.	25,033	360,220
Asian Paints India Ltd.	32,877	428,747
Bharti Infratel Ltd.	65,320	368,710
Colgate-Palmolive (India)	28,645	362,604
GlaxoSmithKline Consumer Healthcare Ltd. (a)	4,231	375,650
HCL Technologies Ltd.	38,811	438,384
HDFC Bank Ltd. (a)	19,066	387,551
Hindustan Unilever Ltd.	39,555	516,816
Housing Development Finance Corp. Ltd.	87,831	1,439,201
IndusInd Bank Ltd.	23,402	369,515
Infosys Ltd.	54,376	987,776
ITC Ltd.	117,362	574,129
Jyothy Laboratories Ltd.	16,417	75,232
LIC Housing Finance Ltd. (a)	52,804	367,499
Lupin Ltd.	15,964	386,269
Maruti Suzuki India Ltd. (a)	8,151	465,637
Power Grid Corp. of India Ltd.	160,535	346,564
Sun Pharmaceutical Industries Ltd.	44,169	539,466
Tata Consultancy Services Ltd.	18,951	723,371
Titan Co. Ltd.	55,471	297,207

TOTAL INDIA		10,279,127

Indonesia - 0.9%
PT ACE Hardware Indonesia Tbk	4,792,900	336,172
PT Bank Central Asia Tbk	537,100	531,480
PT Bank Rakyat Indonesia Tbk	575,000	451,263
PT Kalbe Farma Tbk	3,267,100	340,633
PT Matahari Department Store Tbk	279,100	402,100
PT Surya Citra Media Tbk	1,553,000	376,827
PT Tower Bersama Infrastructure Tbk (a)	621,800	279,357

TOTAL INDONESIA		2,717,832

Ireland - 1.6%
Allergan PLC (a)	2,200	476,432
CRH PLC sponsored ADR	59,929	1,744,533
FBD Holdings PLC	5,372	39,368
James Hardie Industries PLC:
CDI	23,978	337,833
sponsored ADR	112,225	1,573,395
Medtronic PLC	10,600	838,990

TOTAL IRELAND		5,010,551

Isle of Man - 0.3%
Playtech Ltd.	76,677	901,334
Israel - 1.1%
Azrieli Group	11,796	468,500
Check Point Software Technologies Ltd. (a)	4,000	331,480
Frutarom Industries Ltd.	6,900	353,638
Ituran Location & Control Ltd.	5,661	117,749
Strauss Group Ltd.	6,859	108,692
Teva Pharmaceutical Industries Ltd. sponsored ADR	35,509	1,933,465

TOTAL ISRAEL		3,313,524

Italy - 1.6%
Azimut Holding SpA	22,914	576,704
Banco di Desio e della Brianza SpA	19,000	53,563
Beni Stabili SpA SIIQ	190,326	141,003
Eni SpA	94,900	1,550,375
Interpump Group SpA	49,391	710,898
Intesa Sanpaolo SpA	297,500	826,991
Mediaset SpA	121,000	544,506
Telecom Italia SpA (a)	638,800	623,771

TOTAL ITALY		5,027,811

Japan - 13.7%
Aoki Super Co. Ltd.	6,000	70,898
Artnature, Inc.	12,300	101,984
Asahi Co. Ltd.	6,600	97,893
Astellas Pharma, Inc.	245,800	3,314,022
Autobacs Seven Co. Ltd.	5,800	100,069
Azbil Corp.	8,200	210,398
Broadleaf Co. Ltd.	2,700	26,682
Central Automotive Products Ltd.	8,000	66,678
Century21 Real Estate Japan Ltd. (c)	2,500	27,834
Coca-Cola Central Japan Co. Ltd.	18,700	342,601
Daiichikosho Co. Ltd.	3,300	138,342
Daikokutenbussan Co. Ltd.	5,000	224,719
DENSO Corp.	48,600	1,847,343
Dentsu, Inc.	21,800	1,107,636
East Japan Railway Co.	20,600	1,812,307
Funai Soken Holdings, Inc.	3,000	45,516
GCA Savvian Group Corp.	6,800	62,834
Glory Ltd.	3,900	127,730
Goldcrest Co. Ltd.	7,960	113,977
Hokuriku Electrical Construction Co. Ltd.	5,000	36,583
Hoya Corp.	50,700	1,941,520
Hub Co. Ltd.	2,500	40,088
Itochu Corp.	85,300	1,084,044
Iwatsuka Confectionary Co. Ltd.	800	36,244
Japan Digital Laboratory Co.	6,100	82,516
Japan Tobacco, Inc.	70,800	2,892,742
KDDI Corp.	49,800	1,434,526
Keyence Corp.	2,621	1,571,009
Kobayashi Pharmaceutical Co. Ltd.	2,000	159,305
Koshidaka Holdings Co. Ltd.	4,000	78,655
Lasertec Corp.	6,300	81,908
Makita Corp.	12,700	801,159
Medikit Co. Ltd.	2,200	76,699
Meiko Network Japan Co. Ltd.	2,700	29,778
Mitsubishi UFJ Financial Group, Inc.	357,000	1,647,489
Mitsui Fudosan Co. Ltd.	54,000	1,318,811
Nagaileben Co. Ltd.	8,600	175,497
Nakano Refrigerators Co. Ltd.	2,000	47,850
ND Software Co. Ltd.	6,000	49,390
Nihon Parkerizing Co. Ltd.	20,200	178,172
Nintendo Co. Ltd.	4,400	595,765
Nippon Prologis REIT, Inc. (c)	241	577,879
Nippon Telegraph & Telephone Corp.	41,900	1,875,039
NS Tool Co. Ltd.	3,800	63,002
OBIC Co. Ltd.	17,800	935,585
Olympus Corp.	43,600	1,698,509
ORIX Corp.	71,100	1,005,705
OSG Corp.	33,500	622,551
Paramount Bed Holdings Co. Ltd.	3,400	126,476
ProNexus, Inc.	8,000	80,904
San-Ai Oil Co. Ltd.	11,000	77,092
Seven & i Holdings Co. Ltd.	23,200	946,617
Seven Bank Ltd.	398,800	1,694,584
Shinsei Bank Ltd.	334,000	468,127
SHO-BOND Holdings Co. Ltd.	22,100	956,249
Shoei Co. Ltd.	5,800	87,794
SK Kaken Co. Ltd.	1,100	90,257
Software Service, Inc.	1,600	61,799
Sony Corp.	31,300	758,137
Sony Financial Holdings, Inc.	44,000	543,969
Sumitomo Mitsui Financial Group, Inc.	42,600	1,281,907
Techno Medica Co. Ltd.	1,800	37,734
The Monogatari Corp.	1,500	70,800
The Nippon Synthetic Chemical Industry Co. Ltd.	6,000	36,206
TKC Corp.	3,300	89,656
Tocalo Co. Ltd.	2,800	50,368
Toyota Motor Corp.	50,000	2,534,487
Tsutsumi Jewelry Co. Ltd.	2,200	45,954
USS Co. Ltd.	110,600	1,749,509
Workman Co. Ltd.	3,800	119,455
Yamada Consulting Group Co. Ltd.	2,000	61,101
Yamato Kogyo Co. Ltd.	1,700	39,907

TOTAL JAPAN		42,986,572

Kenya - 0.2%
Safaricom Ltd.	4,376,100	740,904
Korea (South) - 1.6%
AMOREPACIFIC Corp.	1,718	611,068
AMOREPACIFIC Group, Inc.	3,162	463,671
BGFretail Co. Ltd.	4,710	764,667
Coway Co. Ltd.	4,513	388,401
KT&G Corp.	5,617	603,043
Leeno Industrial, Inc.	959	35,868
LG Chemical Ltd.	2,168	562,023
LG Household & Health Care Ltd.	620	544,954
NAVER Corp.	1,801	1,064,243

TOTAL KOREA (SOUTH)		5,037,938

Luxembourg - 0.3%
Eurofins Scientific SA	1,000	371,053
RTL Group SA	6,427	534,133

TOTAL LUXEMBOURG		905,186

Mexico - 2.2%
Banregio Grupo Financiero S.A.B. de CV	64,200	384,723
Consorcio ARA S.A.B. de CV	254,355	99,793
El Puerto de Liverpool S.A.B. de CV Class C	31,300	355,796
Fomento Economico Mexicano S.A.B. de CV:
unit	71,500	665,269
sponsored ADR	7,333	683,509
Gruma S.A.B. de CV Series B	26,400	385,658
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	45,000	423,984
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	28,135	432,066
Grupo Aeroportuario Norte S.A.B. de CV	65,200	377,300
Grupo Financiero Banorte S.A.B. de CV Series O	106,900	606,866
Grupo GICSA SA de CV (a)	272,500	214,140
Infraestructura Energetica Nova S.A.B. de CV	84,400	329,807
Kimberly-Clark de Mexico SA de CV Series A	173,200	409,930
Megacable Holdings S.A.B. de CV unit	81,200	374,977
Promotora y Operadora de Infraestructura S.A.B. de CV	27,700	351,292
Tenedora Nemak SA de CV	233,700	335,242
Wal-Mart de Mexico SA de CV Series V	167,600	414,503

TOTAL MEXICO		6,844,855

Netherlands - 1.6%
Aalberts Industries NV	6,100	208,985
Heijmans NV (Certificaten Van Aandelen) (a)	4,481	42,228
ING Groep NV (Certificaten Van Aandelen)	113,576	1,390,887
Koninklijke KPN NV	150,029	589,562
Mylan N.V.	9,800	408,758
PostNL NV (a)	74,300	324,995
RELX NV	100,780	1,691,160
VastNed Retail NV	5,035	221,677

TOTAL NETHERLANDS		4,878,252

Norway - 0.0%
Kongsberg Gruppen ASA	4,500	75,449
Philippines - 0.9%
Ayala Corp.	26,950	441,766
Ayala Land, Inc.	590,400	434,939
D&L Industries, Inc.	1,653,900	316,469
GT Capital Holdings, Inc.	12,985	377,389
International Container Terminal Services, Inc.	241,940	334,349
Jollibee Food Corp.	16,980	82,887
SM Investments Corp.	20,420	409,833
SM Prime Holdings, Inc.	859,600	413,946

TOTAL PHILIPPINES		2,811,578

Russia - 0.3%
Magnit OJSC (a)	3,350	465,579
NOVATEK OAO GDR (Reg. S)	5,300	508,800

TOTAL RUSSIA		974,379

South Africa - 2.0%
Aspen Pharmacare Holdings Ltd.	23,800	560,891
Bidvest Group Ltd.	20,132	510,935
Clicks Group Ltd.	60,693	443,283
Discovery Ltd.	48,767	435,829
FirstRand Ltd.	169,400	544,427
Mondi Ltd.	21,100	405,362
Mr Price Group Ltd.	33,900	430,631
Naspers Ltd. Class N	17,300	2,373,735
Sanlam Ltd.	107,700	522,035

TOTAL SOUTH AFRICA		6,227,128

Spain - 2.8%
Amadeus IT Holding SA Class A	42,900	1,952,134
Hispania Activos Inmobiliarios SA (a)	38,400	562,815
Iberdrola SA	254,372	1,810,808
Inditex SA	91,236	2,928,810
Mediaset Espana Comunicacion SA	49,300	640,154
Merlin Properties Socimi SA	36,100	419,564
Prosegur Compania de Seguridad SA (Reg.)	106,676	616,854

TOTAL SPAIN		8,931,139

Sweden - 2.4%
ASSA ABLOY AB (B Shares)	136,700	2,866,624
Fagerhult AB	49,855	1,160,942
Intrum Justitia AB	11,563	414,978
Nordea Bank AB	138,267	1,342,131
Saab AB (B Shares)	3,000	102,622
Sandvik AB (b)	48,200	494,578
Svenska Handelsbanken AB (A Shares) (b)	87,445	1,166,530

TOTAL SWEDEN		7,548,405

Switzerland - 7.7%
Credit Suisse Group AG	48,674	740,743
Lafargeholcim Ltd. (Reg.)	13,560	686,552
Nestle SA	107,904	8,053,917
Novartis AG	72,031	5,481,722
Roche Holding AG (participation certificate)	15,701	3,972,498
Schindler Holding AG:
(participation certificate)	7,634	1,390,243
(Reg.)	2,251	413,688
Sika AG	90	383,061
Syngenta AG (Switzerland)	3,219	1,288,540
Tecan Group AG	600	83,311
UBS Group AG	22,589	390,112
Zurich Insurance Group AG	5,646	1,266,874

TOTAL SWITZERLAND		24,151,261

Taiwan - 1.6%
Addcn Technology Co. Ltd.	8,500	65,257
Advantech Co. Ltd.	48,000	338,792
ECLAT Textile Co. Ltd.	34,643	395,194
Largan Precision Co. Ltd.	5,870	412,497
Taiwan Semiconductor Manufacturing Co. Ltd.	835,035	3,830,521

TOTAL TAIWAN		5,042,261

Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	37,800	424,330
Bangkok Dusit Medical Services PCL (For. Reg.)	527,200	359,317
Thai Beverage PCL	612,400	339,248

TOTAL THAILAND		1,122,895

Turkey - 0.5%
Bim Birlesik Magazalar A/S JSC	19,000	418,299
Koc Holding A/S	83,000	433,985
Tofas Turk Otomobil Fabrikasi A/S	44,054	348,590
Tupras Turkiye Petrol Rafinelleri A/S	15,000	395,908

TOTAL TURKEY		1,596,782

United Arab Emirates - 0.1%
DP World Ltd.	20,486	387,185
United Kingdom - 13.5%
AA PLC	21,973	89,447
Alliance Pharma PLC	64,414	42,353
Associated British Foods PLC	28,900	1,293,842
AstraZeneca PLC (United Kingdom)	31,527	1,808,786
Aviva PLC	160,179	1,014,812
Babcock International Group PLC	28,323	392,115
BAE Systems PLC	249,621	1,741,520
Barclays PLC	406,095	1,019,607
Bellway PLC	6,328	226,253
Berendsen PLC	67,555	1,164,754
British American Tobacco PLC (United Kingdom)	5,700	347,541
Britvic PLC	8,417	86,581
Bunzl PLC	42,632	1,270,129
Compass Group PLC	72,807	1,296,575
Dechra Pharmaceuticals PLC	9,600	155,139
DP Poland PLC (a)	200,000	75,980
Elementis PLC	47,708	150,501
Great Portland Estates PLC	13,972	154,747
Hikma Pharmaceuticals PLC	13,118	422,449
Hilton Food Group PLC	5,400	44,422
Howden Joinery Group PLC	67,400	486,499
HSBC Holdings PLC sponsored ADR	53,617	1,787,055
Imperial Tobacco Group PLC	38,114	2,070,843
Informa PLC	223,214	2,134,646
InterContinental Hotel Group PLC ADR	69,496	2,789,569
ITE Group PLC	41,200	93,460
ITV PLC	374,619	1,232,687
JUST EAT Ltd. (a)	12,540	70,268
Lloyds Banking Group PLC	2,277,100	2,234,999
Micro Focus International PLC	36,100	806,510
National Grid PLC	115,665	1,650,378
NMC Health PLC	22,600	345,740
Prudential PLC	122,580	2,419,672
Reckitt Benckiser Group PLC	36,651	3,570,500
Rightmove PLC	7,800	439,695
Rio Tinto PLC	69,603	2,334,923
Royal Dutch Shell PLC Class B (United Kingdom)	39,530	1,037,855
Shaftesbury PLC	41,837	556,284
Spectris PLC	7,970	212,062
Spirax-Sarco Engineering PLC	5,699	284,370
Taylor Wimpey PLC	29,400	79,171
Ted Baker PLC	3,375	117,613
Topps Tiles PLC	33,400	66,371
Ultra Electronics Holdings PLC	5,901	152,269
Unite Group PLC	66,977	618,986
Vodafone Group PLC sponsored ADR	63,826	2,089,663

TOTAL UNITED KINGDOM		42,479,641

United States of America - 11.2%
A.O. Smith Corp.	4,200	324,324
Alphabet, Inc.:
Class A	2,030	1,436,996
Class C	406	281,362
Altria Group, Inc.	11,100	696,081
Amazon.com, Inc. (a)	600	395,754
Amphenol Corp. Class A	5,400	301,482
ANSYS, Inc. (a)	500	45,385
Autoliv, Inc.	13,654	1,672,205
Berkshire Hathaway, Inc. Class B (a)	9,016	1,311,648
Broadridge Financial Solutions, Inc.	1,340	80,186
Chevron Corp.	9,000	919,620
China Biologic Products, Inc. (a)	10,200	1,193,400
ConocoPhillips Co.	22,200	1,060,938
Constellation Brands, Inc. Class A (sub. vtg.)	8,300	1,295,298
Danaher Corp.	3,200	309,600
Domino's Pizza, Inc.	6,800	821,984
Ecolab, Inc.	2,800	321,944
Edgewell Personal Care Co. (a)	5,400	443,178
Energizer Holdings, Inc.	1,000	43,490
Facebook, Inc. Class A (a)	2,800	329,224
Gartner, Inc. Class A (a)	3,400	296,378
International Flavors & Fragrances, Inc.	3,100	370,357
Kennedy-Wilson Holdings, Inc.	7,773	167,975
Martin Marietta Materials, Inc.	4,970	841,073
MasterCard, Inc. Class A	26,000	2,521,740
McGraw Hill Financial, Inc.	19,800	2,115,630
MercadoLibre, Inc.	3,100	387,159
Mettler-Toledo International, Inc. (a)	1,000	357,950
Mohawk Industries, Inc. (a)	8,665	1,669,139
Molson Coors Brewing Co. Class B	14,800	1,415,324
Moody's Corp.	9,900	947,628
MSCI, Inc. Class A	12,200	926,468
NIKE, Inc. Class B	5,600	330,064
Philip Morris International, Inc.	18,500	1,815,220
PPG Industries, Inc.	2,900	320,131
PriceSmart, Inc.	8,885	768,908
ResMed, Inc.	12,720	709,776
Reynolds American, Inc.	24,900	1,235,040
Sherwin-Williams Co.	2,300	660,813
SS&C Technologies Holdings, Inc.	14,054	859,402
The Walt Disney Co.	3,000	309,780
TransDigm Group, Inc. (a)	1,500	341,805
Visa, Inc. Class A	32,877	2,539,419

TOTAL UNITED STATES OF AMERICA		35,191,278

TOTAL COMMON STOCKS
(Cost $262,015,051)		305,478,629

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.9%
Ambev SA sponsored ADR	152,100	850,239
Banco Bradesco SA (PN)	113,850	857,372
Itau Unibanco Holding SA	94,300	901,255

TOTAL BRAZIL		2,608,866

Germany - 0.2%
Sartorius AG (non-vtg.)	900	222,031
Volkswagen AG	2,990	432,927

TOTAL GERMANY		654,958

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,142,197)		3,263,824

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.38% (d)	3,860,982	3,860,982
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	3,158,800	3,158,800
TOTAL MONEY MARKET FUNDS
(Cost $7,019,782)		7,019,782
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $272,177,030)		315,762,235
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,185,787)
NET ASSETS - 100%		$313,576,448

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,565
Fidelity Securities Lending Cash Central Fund	41,244
Total	$47,809

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,289,186	$31,864,746	$12,424,440	$--
Consumer Staples	43,532,195	26,785,127	16,747,068	--
Energy	11,569,512	5,005,828	6,563,684	--
Financials	59,479,309	30,876,288	28,603,021	--
Health Care	44,295,373	22,767,675	21,527,698	--
Industrials	34,242,642	25,865,080	8,377,562	--
Information Technology	38,595,430	23,298,008	15,297,422	--
Materials	17,201,467	14,479,937	2,721,530	--
Telecommunication Services	8,990,061	3,478,634	5,511,427	--
Utilities	6,547,278	676,371	5,870,907	--
Money Market Funds	7,019,782	7,019,782	--	--
Total Investments in Securities:	$315,762,235	$192,117,476	$123,644,759	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$4,099,814
Level 2 to Level 1	$34,866,774

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,961,201) — See accompanying schedule: Unaffiliated issuers (cost $265,157,248)	$308,742,453
Fidelity Central Funds (cost $7,019,782)	7,019,782
Total Investments (cost $272,177,030)		$315,762,235
Foreign currency held at value (cost $18,143)		17,488
Receivable for investments sold		433,383
Receivable for fund shares sold		52,780
Dividends receivable		1,829,196
Distributions receivable from Fidelity Central Funds		23,163
Prepaid expenses		265
Receivable from investment adviser for expense reductions		56
Other receivables		24,958
Total assets		318,143,524
Liabilities
Payable to custodian bank	$71,380
Payable for investments purchased
Regular delivery	521,035
Delayed delivery	44,749
Payable for fund shares redeemed	436,104
Accrued management fee	199,146
Distribution and service plan fees payable	10,041
Other affiliated payables	47,252
Other payables and accrued expenses	78,569
Collateral on securities loaned, at value	3,158,800
Total liabilities		4,567,076
Net Assets		$313,576,448
Net Assets consist of:
Paid in capital		$303,103,887
Undistributed net investment income		1,912,194
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,054,648)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,615,015
Net Assets		$313,576,448
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,818,273 ÷ 1,166,002 shares)		$7.56
Maximum offering price per share (100/94.25 of $7.56)		$8.02
Class T:
Net Asset Value and redemption price per share ($13,627,834 ÷ 1,793,896 shares)		$7.60
Maximum offering price per share (100/96.50 of $7.60)		$7.88
Class B:
Net Asset Value and offering price per share ($93,240 ÷ 12,203 shares)(a)		$7.64
Class C:
Net Asset Value and offering price per share ($3,077,150 ÷ 406,220 shares)(a)		$7.58
Total International Equity:
Net Asset Value, offering price and redemption price per share ($284,995,679 ÷ 37,639,906 shares)		$7.57
Class I:
Net Asset Value, offering price and redemption price per share ($2,964,272 ÷ 393,120 shares)		$7.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$4,405,366
Income from Fidelity Central Funds		47,809
Income before foreign taxes withheld		4,453,175
Less foreign taxes withheld		(400,599)
Total income		4,052,576
Expenses
Management fee
Basic fee	$1,101,234
Performance adjustment	185,483
Transfer agent fees	204,427
Distribution and service plan fees	59,906
Accounting and security lending fees	81,700
Custodian fees and expenses	112,889
Independent trustees' compensation	693
Registration fees	33,115
Audit	63,656
Legal	868
Miscellaneous	1,090
Total expenses before reductions	1,845,061
Expense reductions	(13,581)	1,831,480
Net investment income (loss)		2,221,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,285,836)
Foreign currency transactions	74,152
Total net realized gain (loss)		(5,211,684)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $30,538)	(4,718,985)
Assets and liabilities in foreign currencies	3,044
Total change in net unrealized appreciation (depreciation)		(4,715,941)
Net gain (loss)		(9,927,625)
Net increase (decrease) in net assets resulting from operations		$(7,706,529)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,221,096	$4,170,618
Net realized gain (loss)	(5,211,684)	(5,852,740)
Change in net unrealized appreciation (depreciation)	(4,715,941)	(558,579)
Net increase (decrease) in net assets resulting from operations	(7,706,529)	(2,240,701)
Distributions to shareholders from net investment income	(3,869,339)	(5,482,469)
Distributions to shareholders from net realized gain	–	(1,726,810)
Total distributions	(3,869,339)	(7,209,279)
Share transactions - net increase (decrease)	(11,041,483)	(4,678,824)
Redemption fees	426	1,289
Total increase (decrease) in net assets	(22,616,925)	(14,127,515)
Net Assets
Beginning of period	336,193,373	350,320,888
End of period (including undistributed net investment income of $1,912,194 and undistributed net investment income of $3,560,437, respectively)	$313,576,448	$336,193,373

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.79	$8.00	$8.27	$7.31	$6.67	$7.36
Income from Investment Operations
Net investment income (loss)A	.04	.07	.13	.09	.13	.11
Net realized and unrealized gain (loss)	(.21)	(.14)	(.12)	1.24	.59	(.69)
Total from investment operations	(.17)	(.07)	.01	1.33	.72	(.58)
Distributions from net investment income	(.06)	(.10)	(.10)	(.13)	(.08)	(.09)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.06)	(.14)	(.28)	(.37)B	(.08)	(.11)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.56	$7.79	$8.00	$8.27	$7.31	$6.67
Total ReturnD,E,F	(2.18)%	(.89)%	.19%	19.00%	10.88%	(8.03)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.53%I	1.48%	1.44%	1.50%	1.57%	1.73%
Expenses net of fee waivers, if any	1.45%I	1.45%	1.44%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.45%I	1.44%	1.44%	1.43%	1.42%	1.42%
Net investment income (loss)	1.12%I	.86%	1.63%	1.21%	1.88%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$8,818	$9,163	$9,164	$9,034	$5,767	$4,307
Portfolio turnover rateJ	43%I	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.81	$8.04	$8.32	$7.37	$6.73	$7.41
Income from Investment Operations
Net investment income (loss)A	.03	.05	.11	.07	.11	.09
Net realized and unrealized gain (loss)	(.20)	(.15)	(.12)	1.25	.59	(.68)
Total from investment operations	(.17)	(.10)	(.01)	1.32	.70	(.59)
Distributions from net investment income	(.04)	(.09)	(.09)	(.13)	(.06)	(.07)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.04)	(.13)	(.27)	(.37)B	(.06)	(.09)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.60	$7.81	$8.04	$8.32	$7.37	$6.73
Total ReturnD,E,F	(2.15)%	(1.26)%	(.06)%	18.73%	10.52%	(8.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.70%	1.68%	1.75%	1.84%	2.02%
Expenses net of fee waivers, if any	1.70%I	1.70%	1.68%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.70%I	1.69%	1.68%	1.67%	1.67%	1.67%
Net investment income (loss)	.87%I	.61%	1.38%	.96%	1.63%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$13,628	$13,962	$10,282	$7,909	$2,348	$997
Portfolio turnover rateJ	43%I	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.84	$8.05	$8.31	$7.33	$6.68	$7.37
Income from Investment Operations
Net investment income (loss)A	.01	.01	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.21)	(.14)	(.12)	1.24	.59	(.68)
Total from investment operations	(.20)	(.13)	(.05)	1.28	.67	(.63)
Distributions from net investment income	–	(.04)	(.03)	(.05)	(.02)	(.04)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	–	(.08)	(.21)	(.30)	(.02)	(.06)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$7.64	$7.84	$8.05	$8.31	$7.33	$6.68
Total ReturnC,D,E	(2.55)%	(1.62)%	(.56)%	18.05%	10.05%	(8.66)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.30%H	2.26%	2.22%	2.26%	2.34%	2.51%
Expenses net of fee waivers, if any	2.20%H	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.20%H	2.19%	2.20%	2.18%	2.17%	2.17%
Net investment income (loss)	.37%H	.11%	.87%	.46%	1.13%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$93	$120	$168	$192	$220	$254
Portfolio turnover rateI	43%H	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.77	$8.00	$8.28	$7.31	$6.67	$7.36
Income from Investment Operations
Net investment income (loss)A	.01	.01	.07	.04	.08	.05
Net realized and unrealized gain (loss)	(.20)	(.15)	(.12)	1.25	.58	(.69)
Total from investment operations	(.19)	(.14)	(.05)	1.29	.66	(.64)
Distributions from net investment income	–	(.05)	(.05)	(.08)	(.02)	(.03)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	–	(.09)	(.23)	(.32)B	(.02)	(.05)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.58	$7.77	$8.00	$8.28	$7.31	$6.67
Total ReturnD,E,F	(2.45)%	(1.73)%	(.57)%	18.30%	9.98%	(8.72)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.31%I	2.26%	2.22%	2.26%	2.31%	2.51%
Expenses net of fee waivers, if any	2.20%I	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.20%I	2.19%	2.20%	2.18%	2.17%	2.17%
Net investment income (loss)	.37%I	.11%	.87%	.46%	1.13%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$3,077	$3,311	$4,028	$3,584	$2,737	$1,396
Portfolio turnover rateJ	43%I	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.82	$8.03	$8.29	$7.32	$6.69	$7.37
Income from Investment Operations
Net investment income (loss)A	.05	.10	.16	.12	.15	.12
Net realized and unrealized gain (loss)	(.20)	(.14)	(.12)	1.24	.58	(.68)
Total from investment operations	(.15)	(.04)	.04	1.36	.73	(.56)
Distributions from net investment income	(.10)	(.13)	(.12)	(.15)	(.10)	(.10)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.10)	(.17)	(.30)	(.39)B	(.10)	(.12)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.57	$7.82	$8.03	$8.29	$7.32	$6.69
Total ReturnD,E	(2.00)%	(.51)%	.55%	19.48%	11.03%	(7.70)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.07%	1.04%	1.09%	1.16%	1.42%
Expenses net of fee waivers, if any	1.12%H	1.07%	1.04%	1.09%	1.16%	1.20%
Expenses net of all reductions	1.12%H	1.06%	1.04%	1.07%	1.13%	1.17%
Net investment income (loss)	1.46%H	1.24%	2.03%	1.57%	2.16%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$284,996	$307,035	$324,438	$324,395	$281,979	$131,338
Portfolio turnover rateI	43%H	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.78	$7.99	$8.26	$7.30	$6.67	$7.35
Income from Investment Operations
Net investment income (loss)A	.05	.09	.15	.11	.14	.12
Net realized and unrealized gain (loss)	(.20)	(.14)	(.12)	1.24	.59	(.68)
Total from investment operations	(.15)	(.05)	.03	1.35	.73	(.56)
Distributions from net investment income	(.09)	(.12)	(.12)	(.15)	(.10)	(.10)
Distributions from net realized gain	–	(.04)	(.18)	(.25)	–	(.02)
Total distributions	(.09)	(.16)	(.30)	(.39)B	(.10)	(.12)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$7.54	$7.78	$7.99	$8.26	$7.30	$6.67
Total ReturnD,E	(1.99)%	(.64)%	.37%	19.40%	11.06%	(7.72)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.17%	1.15%	1.21%	1.27%	1.48%
Expenses net of fee waivers, if any	1.20%H	1.17%	1.15%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.20%H	1.16%	1.15%	1.18%	1.17%	1.17%
Net investment income (loss)	1.37%H	1.14%	1.91%	1.46%	2.13%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,964	$2,602	$2,240	$2,372	$1,514	$197
Portfolio turnover rateI	43%H	53%	85%	89%	110%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 56,805,584
Gross unrealized depreciation	(15,433,463)
Net unrealized appreciation (depreciation) on securities	$41,372,121
Tax cost	$274,390,114

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(13,607,298)
2019	(8,855,997)
Total with expiration	$(22,463,295)
No expiration
Short-term	(5,613,592)
Total capital loss carryforward	$(28,076,887)

Due to large subscriptions in a prior period, $22,463,295 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,742,727 and $81,527,820, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,969	$810
Class T	.25%	.25%	32,951	57
Class B	.75%	.25%	515	386
Class C	.75%	.25%	15,471	2,767
			$59,906	$4,020

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,356
Class T	488
Class B(a)	–
Class C(a)	295
$2,139

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$12,141.28
Class T	16,142.24
Class B	152.30
Class C	4,828.31
Total International Equity	168,031.12
Class I	3,133.24
	$204,427

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $330 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $282 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $41,244. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$3,471
Class T	1.70%	3,118
Class B	2.20%	49
Class C	2.20%	1,763
Class I	1.20%	563
		$8,964

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,442 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,175.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$72,361	$113,499
Class T	77,358	118,041
Class B	–	852
Class C	–	26,493
Total International Equity	3,691,251	5,189,901
Class I	28,369	33,683
Total	$3,869,339	$5,482,469
From net realized gain
Class A	$–	$45,400
Class T	–	52,463
Class B	–	832
Class C	–	19,994
Total International Equity	–	1,596,893
Class I	–	11,228
Total	$–	$1,726,810

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	125,145	302,437	$923,609	$2,413,258
Reinvestment of distributions	9,322	20,115	71,782	158,306
Shares redeemed	(145,056)	(290,995)	(1,062,034)	(2,277,557)
Net increase (decrease)	(10,589)	31,557	$(66,643)	$294,007
Class T
Shares sold	242,570	824,018	$1,805,986	$6,637,966
Reinvestment of distributions	9,988	21,537	77,308	170,355
Shares redeemed	(245,478)	(337,655)	(1,795,924)	(2,691,540)
Net increase (decrease)	7,080	507,900	$87,370	$4,116,781
Class B
Shares sold	1,079	2,293	$7,667	$19,363
Reinvestment of distributions	–	210	–	1,675
Shares redeemed	(4,239)	(7,999)	(31,696)	(62,934)
Net increase (decrease)	(3,160)	(5,496)	$(24,029)	$(41,896)
Class C
Shares sold	40,022	142,460	$294,781	$1,136,553
Reinvestment of distributions	–	4,767	–	37,661
Shares redeemed	(60,109)	(224,769)	(446,353)	(1,823,746)
Net increase (decrease)	(20,087)	(77,542)	$(151,572)	$(649,532)
Total International Equity
Shares sold	2,536,155	6,834,390	$18,902,576	$54,586,662
Reinvestment of distributions	471,692	851,193	3,632,026	6,698,889
Shares redeemed	(4,642,011)	(8,793,992)	(33,862,381)	(70,164,751)
Net increase (decrease)	(1,634,164)	(1,108,409)	$(11,327,779)	$(8,879,200)
Class I
Shares sold	102,309	149,022	$761,726	$1,222,878
Reinvestment of distributions	3,671	5,728	28,160	44,910
Shares redeemed	(47,313)	(100,501)	(348,716)	(786,772)
Net increase (decrease)	58,667	54,249	$441,170	$481,016

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 71% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.45%
Actual		$1,000.00	$978.20	$7.13
Hypothetical-C		$1,000.00	$1,017.65	$7.27
Class T	1.70%
Actual		$1,000.00	$978.50	$8.36
Hypothetical-C		$1,000.00	$1,016.41	$8.52
Class B	2.20%
Actual		$1,000.00	$974.50	$10.80
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Class C	2.20%
Actual		$1,000.00	$975.50	$10.81
Hypothetical-C		$1,000.00	$1,013.92	$11.02
Total International Equity	1.12%
Actual		$1,000.00	$980.00	$5.51
Hypothetical-C		$1,000.00	$1,019.29	$5.62
Class I	1.20%
Actual		$1,000.00	$980.10	$5.91
Hypothetical-C		$1,000.00	$1,018.90	$6.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ATIE-SANN-0616
1.853367.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 24, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 24, 2016